UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-08-250317) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—International Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional, Administrative and P Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

To be filed under the immediately following companion submissions on Form N-CSR:

•	PIMCO Funds—RealRetirement™ Funds

•	Private Account Portfolio Series

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

PIMCO Total Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Total Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Summary Schedule of Investments	9
Financial Highlights	46
Statement of Assets and Liabilities	48
Statement of Operations	49
Statements of Changes in Net Assets	50
Notes to Financial Statements	51
Glossary	69
Privacy Policy	71
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement	72

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

2	PIMCO Funds

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at (866) 746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Total Return Fund	Class A	PTTAX
	Class B	PTTBX
	Class C	PTTCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration underweight benefited performance as the ten-year U.S. Treasury yield increased during the period.

•	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between two- and 30-year yields.

•	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

•

A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market. However, an underweight to the overall corporate sector mitigated this negative impact as the sector underperformed like-duration U.S. Treasuries.

•	A small allocation to high-yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen.

•	An allocation to emerging markets local currency-denominated bonds, specifically Brazil, detracted from returns as rates rose in this country.

•	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, benefited performance.

Allocation Breakdown‡

U.S. Government Agencies±	62.6%
Corporate Bonds & Notes	20.8%
Short-Term Instruments	5.3%
Mortgage-Backed Securities	3.5%
Foreign Currency-Denominated Issues	2.6%
Other	5.2%

‡	% of Total Investments as of 09/30/ 08
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class A	-3.58%	3.28%	3.81%	5.26%	7.54%
PIMCO Total Return Fund Class A (adjusted)	-7.20%	-0.59%	3.02%	4.86%	7.31%
PIMCO Total Return Fund Class B	-3.95%	2.51%	3.04%	4.71%	7.29%
PIMCO Total Return Fund Class B (adjusted)	-7.24%	-0.92%	2.96%	4.71%	7.29%
PIMCO Total Return Fund Class C (adjusted)	-4.89%	1.53%	3.04%	4.48%	6.75%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	7.27%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	6.45%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% for Class A shares, 1.70% for Class B shares and 1.71% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$964.17	$960.54	$960.52	$1,019.85	$1,016.09	$1,016.09
Expenses Paid During Period†	$5.12	$8.80	$8.80	$5.27	$9.05	$9.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.04% for Class A, 1.79% for Class B and 1.79% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	7

Benchmark Descriptions

Index	Description
Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers Municipal Bond Index*

Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after

12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

8	PIMCO Funds

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $901,831) (g)		$684,366	0.5%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
2.657% - 7.625% due 01/07/2009 - 02/01/2018	$1,715,066	1,698,072	1.3%
Citigroup, Inc.
2.836% - 7.250% due 12/26/2008 - 08/25/2036	1,905,938	1,719,201	1.3%
General Electric Capital Corp.
2.795% - 8.310% due 10/24/2008 - 11/15/2067	1,529,763	1,324,787	1.0%
Goldman Sachs Group, Inc.
2.887% - 7.350% due 11/10/2008 - 10/01/2037	2,089,214	1,783,212	1.4%
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323	0.2%
Merrill Lynch & Co., Inc.
2.885% - 6.875% due 10/27/2008 - 06/01/2028	1,640,876	1,510,693	1.2%
Morgan Stanley
2.597% - 6.750% due 01/22/2009 - 08/09/2026	1,406,395	1,103,750	0.9%
Other Banking & Finance (g)		16,403,797	12.6%

Total Banking & Finance		25,834,835	19.9%

INDUSTRIALS
Total Industrials (g)(m)		6,291,486	4.8%
UTILITIES
Total Utilities (g)		2,064,542	1.6%

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863	26.3%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $2,131,320) (g)(m)		1,925,253	1.5%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	855,196	834,784	0.6%
5.000% due 10/01/2035	6,659	6,500	0.0%
5.000% due 10/01/2035 (h)	1,385,759	1,352,684	1.0%
5.000% due 03/01/2036	17,969	17,538	0.0%
5.000% due 03/01/2036 (h)	3,125,864	3,051,254	2.3%
5.000% due 03/01/2037	672,796	656,201	0.5%
5.000% due 05/01/2037	1,028,313	1,002,908	0.8%
5.000% due 03/01/2038	1,105,147	1,077,734	0.8%
5.000% due 04/01/2038	1,585,944	1,546,608	1.2%
5.000% due 04/01/2038 (h)	542,773	529,309	0.4%
5.000% due 06/01/2038	401,404	391,447	0.3%
5.000% due 06/01/2038 (h)	263,330	256,798	0.2%
5.000% due 10/01/2038	3,520,578	3,426,508	2.6%
5.500% due 05/01/2034	155,914	155,827	0.1%
5.500% due 05/01/2034 (h)	1,582,632	1,583,149	1.2%
5.500% due 09/01/2034	143,790	143,704	0.1%
5.500% due 09/01/2034 (h)	888,987	888,444	0.7%

See Accompanying Notes	Semiannual Report	September 30, 2008	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 11/01/2034	$79,895	$79,849	0.1%
5.500% due 11/01/2034 (h)	992,330	991,724	0.8%
5.500% due 01/01/2035	292,908	292,675	0.2%
5.500% due 01/01/2035 (h)	877,284	876,717	0.7%
5.500% due 02/01/2035	1,668,799	1,667,578	1.3%
5.500% due 02/01/2035 (f)	269,589	269,677	0.2%
5.500% due 02/01/2035 (h)	242,488	242,279	0.2%
5.500% due 03/01/2035	744,194	743,369	0.6%
5.500% due 03/01/2035 (h)	142,439	142,289	0.1%
5.500% due 04/01/2035	806,244	805,315	0.6%
5.500% due 04/01/2035 (h)	213,387	213,124	0.2%
5.500% due 05/01/2035	1,096,835	1,095,495	0.8%
5.500% due 05/01/2035 (h)	121,830	121,679	0.1%
5.500% due 06/01/2035	772,802	771,849	0.6%
5.500% due 09/01/2035	683,084	682,240	0.5%
5.500% due 01/01/2036 (h)	1,523,500	1,521,885	1.2%
5.500% due 01/01/2036	95,863	95,741	0.1%
5.500% due 04/01/2036	339,537	338,966	0.3%
5.500% due 04/01/2036 (h)	327,916	327,357	0.3%
5.500% due 12/01/2036	404,102	403,413	0.3%
5.500% due 12/01/2036 (h)	426,357	425,630	0.3%
5.500% due 02/01/2037	876,888	875,357	0.7%
5.500% due 03/01/2037	1,504,819	1,502,173	1.2%
5.500% due 03/01/2037 (h)	288,114	287,623	0.2%
5.500% due 04/01/2037	2,019,802	2,016,257	1.5%
5.500% due 05/01/2037	2,504,687	2,500,281	1.9%
5.500% due 05/01/2037 (h)	378,245	377,579	0.3%
5.500% due 06/01/2037	1,766,423	1,763,314	1.4%
5.500% due 07/01/2037	1,232,800	1,230,629	0.9%
5.500% due 07/01/2037 (h)	262,780	262,317	0.2%
5.500% due 12/01/2037	1,006,679	1,004,906	0.8%
5.500% due 01/01/2038	1,138,501	1,136,487	0.9%
5.500% due 02/01/2038	791,136	789,711	0.6%
5.500% due 05/01/2038	250,533	250,118	0.2%
5.500% due 05/01/2038 (h)	471,847	471,016	0.4%
5.500% due 10/01/2038	1,058,601	1,054,359	0.8%
5.500% due 11/01/2038	1,749,000	1,738,889	1.3%
6.000% due 08/01/2037	1,171,979	1,188,541	0.9%
6.000% due 09/01/2037	1,343,792	1,362,779	1.0%
6.000% due 09/01/2037 (h)	259,005	262,665	0.2%
6.000% due 10/01/2037	740,565	751,029	0.6%
6.000% due 11/01/2037	1,184,003	1,200,732	0.9%
6.000% due 05/01/2038	111,221	112,782	0.1%
6.000% due 05/01/2038 (h)	580,648	588,852	0.5%
6.000% due 09/01/2038	747,380	757,707	0.6%
6.000% due 10/01/2038	9,578,179	9,693,413	7.5%
0.000% - 1000.000% due 10/01/2008 - 01/25/2048 (a)(b)(i)	28,488,518	28,488,138	21.9%
Freddie Mac
5.500% due 01/01/2038	758,845	755,546	0.6%
5.500% due 02/01/2038	442	440	0.0%
5.500% due 02/01/2038 (h)	3,017,409	3,004,250	2.3%
5.500% due 06/01/2038	2,870	2,858	0.0%
5.500% due 06/01/2038 (h)	910,935	906,963	0.7%
6.000% due 09/01/2038	741,616	751,557	0.6%
2.638% - 1007.500% due 11/01/2008 - 02/25/2045 (a)(i)	4,789,143	4,809,041	3.7%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Ginnie Mae
2.888% - 17.000% due 10/15/2008 - 03/15/2041 (i)		$1,673,251	$1,700,395	1.3%
Other U.S. Government Agencies (a)(g)			429,112	0.3%

Total U.S. Government Agencies (Cost $102,380,985)			103,058,064	79.3%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $1,867,456) (c)(g)			1,835,990	1.4%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $6,341,038) (a)(g)(m)			5,770,163	4.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.780% - 4.019% due 07/25/2013 - 12/15/2033		227,107	223,627	0.2%
4.173% due 04/25/2023		1,235,079	1,239,710	0.9%
Other Asset-Backed Securities (g)(m)			2,157,422	1.7%

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759	2.8%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $231,731) (g)			230,041	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090	0.0%
2.854% due 01/30/2009	CHF	5,000	4,444	0.0%
5.208% due 10/20/2009	EUR	6,050	8,418	0.0%
5.262% due 07/27/2012		24,000	31,482	0.0%
5.316% due 09/26/2013		36,000	47,232	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	3,136,582	2.4%
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103	0.0%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	136,725	0.1%
Other Foreign Currency-Denominated Issues (g)			802,464	0.6%

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540	3.2%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (g)			844,716	0.7%
COMMERCIAL PAPER
Total Commercial Paper (g)			1,244,977	1.0%
REPURCHASE AGREEMENTS
Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		$2,282,000	2,282,000	1.8%

See Accompanying Notes	Semiannual Report	September 30, 2008	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)	$84,600	$84,600	0.1%
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)	1,918,046	1,918,046	1.5%
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)	99,200	99,200	0.1%
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)	228,500	228,500	0.1%
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)	139,910	139,910	0.1%
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.)	280,564	280,564	0.2%
State Street Bank and Trust Co.
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)	200,000	200,000	0.1%

Total Repurchase Agreements		5,232,820	4.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.001% - 1.705% due 10/16/2008 - 12/26/2008 (d)(e)	1,370,089	1,360,707	1.0%

Total U.S. Treasury Bills		1,360,707	1.0%

Total Short-Term Instruments (Cost $8,693,014)		8,683,220	6.7%

PURCHASED OPTIONS (k)
(Cost $632,264)		411,984	0.3%

Total Investments (Cost $171,102,422)		$164,640,243	126.6%

Written Options (l) (Premiums $648,149)		(540,203)	(0.4%)

Other Assets and Liabilities (Net)		(34,080,856)	(26.2%)

Net Assets		$130,019,184	100.0%

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains Principal only securities.
(c)	The grouping contains securities with principal amounts adjusted for inflation.
(d)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $6,927,707 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530%)	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761

See Accompanying Notes	Semiannual Report	September 30, 2008	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.983%)	09/20/2018	DUB	0.707%	$12,000	$(268)	$0	$(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160%)	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450%)	09/20/2013	DUB	1.498%	25,000	39	0	39
Alcoa, Inc. 6.750% due 07/15/2018	(1.290%)	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300%)	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600%)	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900%)	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%)	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030%)	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100%)	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160%)	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150%)	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250%)	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020%)	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140%)	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385%)	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%)	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%)	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380%)	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350%)	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420%)	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590%)	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145%)	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc. 6.125% due 11/21/2017	(0.800%	)	12/20/2017	DUB	2.669%	$30,000	$3,574	$0	$3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820%	)	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770%	)	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830%	)	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%	)	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690%	)	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%	)	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295%	)	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390%	)	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360%	)	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535%	)	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%	)	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%	)	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%	)	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590%	)	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165%	)	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250%	)	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%	)	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550%	)	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%	)	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%	)	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480%	)	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520%	)	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655%	)	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290%	)	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130%	)	09/20/2018	CITI	1.280%	10,000	101	0	101

See Accompanying Notes	Semiannual Report	September 30, 2008	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%	$22,000	$327	$0	$327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430%	)	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740%	)	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750%	)	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210%	)	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430%	)	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200%	)	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520%	)	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155
FirstEnergy Corp. 6.450% due 11/15/2011	(0.130%	)	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%	)	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220%	)	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410%	)	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430%	)	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180%	)	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%	)	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%	)	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%	)	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250%	)	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%	)	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%	)	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130%	)	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580%	)	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%	)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470%	)	09/20/2013	RBS	0.529%	10,000	25	0	25

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%	)	03/20/2012	BEAR	0.442%	$8,200	$19	$0	$19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390%	)	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530%	)	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610%	)	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650%	)	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450%	)	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%	)	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%	)	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%	)	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%	)	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190%	)	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400%	)	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600%	)	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%	)	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140%	)	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%	)	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170%	)	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550%	)	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530%	)	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420%	)	06/20/2011	BNP	0.336%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160%	)	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%	)	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160%	)	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%	)	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530%	)	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%	)	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288

See Accompanying Notes	Semiannual Report	September 30, 2008	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395%)	09/20/2011	RBS	12.951%	$10,300	$2,671	$0	$2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785%)	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190%)	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400%)	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280%)	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300%)	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160%)	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260%)	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%)	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680%)	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400%)	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460%)	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350%)	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650%)	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%)	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250%)	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%)	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%)	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900%)	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%)	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%)	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%)	06/20/2010	GSC	0.583%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540%)	03/20/2013	RBS	2.426%	12,400	902	0	902

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530%	)	03/20/2018	DUB	1.564%	$12,925	$20	$0	$20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400%	)	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110%	)	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380%	)	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660%	)	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280%	)	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940%	)	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600%	)	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%	)	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550%	)	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460%	)	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600%	)	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%	)	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435%	)	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520%	)	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250%	)	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290%	)	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700%	)	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270%	)	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490%	)	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730%	)	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700%	)	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%	)	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180%	)	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220%	)	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000%	)	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000%	)	06/20/2018	BOA	14.263%	2,000	720	0	720

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	BOA	14.263%	$10,000	$3,535	$0	$3,535
SLM Corp. 8.450% due 06/15/2018	(3.250%)	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630%)	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750%)	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700%)	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390%)	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470%)	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910%)	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310%)	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610%)	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380%)	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165%)	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560%)	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%)	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360%)	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150%)	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120%)	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290%)	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	$3,700	$(1,264)	$0	$(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	$25,000	$(680)	$0	$(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	$25,000	$(5,139)	$0	$(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	$3,000	$41	$0	$41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	$10,000	$(3,421)	$0	$(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	$1,300	$(87)	$0	$(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	$66,400	$(1,270)	$0	$(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	$30,000	$(15,860)	$(6,375)	$(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	$7,600	$(4,057)	$0	$(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	$24,270	$(1,574)	$0	$(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	$12,000	$(10,115)	$0	$(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	$20,000	$(1,513)	$0	$(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	$22,400	$(2,592)	$0	$(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	$9,000	$(72)	$0	$(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000%)	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	$100,000	$1,106	$0	$1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		$111,400	$(4,239)	$(4,267)	$28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS	GBP	359,300	$53,222	$52,415	$807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$67,632

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	$ 817,800	$27,315	$26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899
U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	2.875%	01/31/2013	$272,700	$273,547	$275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy	BRL	MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)
Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	2,359,485	07/2009	$0	$(23,832)	$(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy		DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy		BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)
Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	HSBC	90,360	11/2008	$324	$0	$324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy	SGD	UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

44	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	45

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class A
09/30/2008+	$10.91	$0.24	$(0.62)	$(0.38)	$(0.25)	$0.00
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
Class B
09/30/2008+	10.91	0.21	(0.64)	(0.43)	(0.20)	0.00
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
Class C
09/30/2008+	10.91	0.20	(0.63)	(0.43)	(0.20)	0.00
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

46	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.28	(3.58)%	$14,790,642	1.04	%*	0.90	%*	4.56	%*	155%
0.00	(0.56)	10.91	10.29	13,154,435	0.96		0.90		4.68		226
0.00	(0.49)	10.43	5.83	11,824,650	0.90		0.90		4.35		257
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90		0.90		3.61		325
0.00	(0.55)	10.57	1.60	9,059,096	0.90		0.90		1.94		470
0.00	(0.45)	10.94	5.70	8,777,466	0.90		0.90		2.23		273

0.00	(0.20)	10.28	(3.95)	947,358	1.79	*	1.65	*	3.82	*	155
0.00	(0.48)	10.91	9.48	1,127,848	1.70		1.65		3.95		226
0.00	(0.41)	10.43	5.04	1,304,268	1.65		1.65		3.60		257
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65		1.65		2.83		325
0.00	(0.46)	10.57	0.84	1,963,136	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	2,422,998	1.65		1.65		1.50		273

0.00	(0.20)	10.28	(3.95)	3,310,820	1.79	*	1.65	*	3.81	*	155
0.00	(0.48)	10.91	9.47	2,884,366	1.71		1.65		3.93		226
0.00	(0.41)	10.43	5.05	2,456,435	1.65		1.65		3.61		257
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65		1.65		2.85		325
0.00	(0.46)	10.57	0.84	2,548,509	1.65		1.65		1.18		470
0.00	(0.37)	10.94	4.91	3,011,932	1.65		1.65		1.50		273

Semiannual Report	September 30, 2008	47

Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$159,407,423
Repurchase agreements, at value	5,232,820
Cash	3,709,391
Deposits with counterparty	1,110,142
Foreign currency, at value	332,380
Receivable for investments sold	25,928,163
Receivable for investments sold on a delayed-delivery basis	362,673
Receivable for Fund shares sold	523,121
Interest and dividends receivable	1,096,334
Variation margin receivable	39,870
Swap premiums paid	507,696
Unrealized appreciation on foreign currency contracts	470,219
Unrealized appreciation on swap agreements	561,496
Other assets	76,464
199,358,192
Liabilities:
Payable for the reverse repurchase agreements	$15,388,516
Payable for investments purchased	32,793,225
Payable for investments purchased on a delayed-delivery basis	1,409,399
Payable for short sales	15,724,970
Payable for Fund shares redeemed	541,622
Dividends payable	57,516
Written options outstanding	540,203
Accrued investment advisory fee	26,469
Accrued administrative fee	22,940
Accrued distribution fee	7,424
Accrued servicing fee	5,317
Variation margin payable	486,813
Swap premiums received	349,629
Unrealized depreciation on foreign currency contracts	295,687
Unrealized depreciation on swap agreements	1,673,880
Other liabilities	15,398
69,339,008
Net Assets	$130,019,184
Net Assets Consist of:
Paid in capital	$133,723,021
Undistributed net investment income	248,705
Accumulated undistributed net realized gain	2,465,087
Net unrealized (depreciation)	(6,417,629)
$130,019,184
Net Assets:
Class A	$14,790,642
Class B	947,358
Class C	3,310,820
Other Classes	110,970,364
Shares Issued and Outstanding:
Class A	1,439,109
Class B	92,177
Class C	322,139
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.28
Class B	10.28
Class C	10.28
Cost of Investments Owned	$165,869,602
Cost of Repurchase Agreements Owned	$5,232,820
Cost of Foreign Currency Held	$345,848
Proceeds Received on Short Sales	$15,649,475
Premiums Received on Written Options	$648,149
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

48	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$3,642,370
Miscellaneous income	1,190
Total Income	3,643,560

Expenses:
Investment advisory fees	162,485
Administrative fees	140,020
Distribution fees - Class B	3,897
Distribution fees - Class C	11,624
Servicing fees - Class A	17,697
Servicing fees - Class B	1,299
Servicing fees - Class C	3,875
Distribution and/or servicing fees - Other Classes	41,078
Trustees’ fees	78
Interest expense	87,599
Miscellaneous expense	264
Total Expenses	469,916

Net Investment Income	3,173,644

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	684,848
Net realized gain on futures contracts, written options and swaps	874,178
Net realized gain on foreign currency transactions	472,304
Net change in unrealized (depreciation) on investments	(7,918,494)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,880,202)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(95,966)
Net (Loss)	(7,863,332)

Net (Decrease) in Net Assets Resulting from Operations	$(4,689,688)

Semiannual Report	September 30, 2008	49

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$3,173,644	$5,470,328
Net realized gain	2,031,330	2,455,744
Net change in unrealized appreciation (depreciation)	(9,894,662)	3,255,488
Net increase (decrease) resulting from operations	(4,689,688)	11,181,560

Distributions to Shareholders:
From net investment income
Class A	(323,063)	(538,338)
Class B	(19,859)	(46,349)
Class C	(58,989)	(97,102)
Other Classes	(2,771,804)	(4,782,594)
From net realized capital gains
Class A	0	(73,507)
Class B	0	(7,204)
Class C	0	(15,658)
Other Classes	0	(616,236)

Total Distributions	(3,173,715)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Class A	4,253,754	5,006,053
Class B	79,294	111,234
Class C	877,251	819,657
Other Classes	22,289,130	36,471,790
Issued as reinvestment of distributions
Class A	251,918	476,204
Class B	13,575	36,590
Class C	35,888	70,330
Other Classes	2,504,128	4,877,259
Cost of shares redeemed
Class A	(2,005,170)	(4,632,810)
Class B	(213,113)	(373,915)
Class C	(294,894)	(570,871)
Other Classes	(15,677,130)	(24,983,993)
Net increase resulting from Fund share transactions	12,114,631	17,307,528

Fund Redemption Fee	1	616

Total Increase in Net Assets	4,251,229	22,312,716

Net Assets:
Beginning of year	125,767,955	103,455,239
End of period*	$130,019,184	$125,767,955

*Including undistributed net investment income of:	$248,705	$248,776

50	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 2(p), Swap Agreements.

Semiannual Report	September 30, 2008	51

Notes to Financial Statements  (Cont.)

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available.

52	PIMCO Funds

(Unaudited) September 30, 2008

The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

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Notes to Financial Statements  (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or

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receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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Notes to Financial Statements  (Cont.)

(m) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce

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Notes to Financial Statements  (Cont.)

the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified

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rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or

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Notes to Financial Statements  (Cont.)

other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, the Total Return Fund had $857,541 in unfunded loan commitments outstanding.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO,

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adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(s) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and

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Notes to Financial Statements  (Cont.)

chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives

62	PIMCO Funds

(Unaudited) September 30, 2008

transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.18% (1)	0.18% (1)	0.40%	0.25%	0.28% (2)	0.40%

(1)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Semiannual Report	September 30, 2008	63

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $2,155,855 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

64	PIMCO Funds

(Unaudited) September 30, 2008

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$268,927	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	65

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$235,167,338	$209,841,162	$17,482,612	$7,666,781

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	397,900	$4,253,754	471,172	$5,006,053
Class B	7,426	79,294	10,439	111,234
Class C	82,027	877,251	76,566	819,657
Other Classes	2,081,719	22,289,130	3,436,752	36,471,790

Issued as reinvestment of distributions
Class A	23,680	251,918	45,044	476,204
Class B	1,275	13,575	3,468	36,590
Class C	3,374	35,888	6,654	70,330
Other Classes	235,321	2,504,128	461,283	4,877,259

Cost of shares redeemed
Class A	(187,870)	(2,005,170)	(444,270)	(4,632,810)
Class B	(19,874)	(213,113)	(35,576)	(373,915)
Class C	(27,569)	(294,894)	(54,373)	(570,871)
Other Classes	(1,471,375)	(15,677,130)	(2,369,145)	(24,983,993)
Net increase resulting from Fund share transactions	1,126,034	$12,114,631	1,608,014	$17,307,528

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

66	PIMCO Funds

(Unaudited) September 30, 2008

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have

Semiannual Report	September 30, 2008	67

Notes to Financial Statements  (Cont.)

recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,196,768	$(7,658,947)	$(6,462,179)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

68	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BOA	Bank of America	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	LEH	Lehman Brothers, Inc.
BEAR	Bear Stearns & Co., Inc.	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CITI	Citigroup, Inc.	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	UAH	Ukrainian Hryvnia
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguayan Peso
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter

Semiannual Report	September 30, 2008	69

GLOSSARY: (abbreviations that may be used in the preceding statements)  (Cont.)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.IG	Credit Derivatives Index - Investment Grade	GSCI	Goldman Sachs Commodity Index Total Return
CDX.NA	Credit Derivatives Index - North America	HICP	Harmonized Index of Consumer Prices
CDX.XO	Credit Derivatives Index - Crossover	LCDX	Liquid Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CPI	Consumer Price Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company
BRIBOR	Brastislava Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CMBS	Collateralized Mortgage-Backed Security	MSCI	Morgan Stanley Capital International
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
ISDA	International Swaps and Derivatives Association, Inc.	WIBOR	Warsaw Interbank Offered Rate
JIBOR	Johannesburg Interbank Offered Rate	WTI	West Texas Intermediate

70	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	71

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’

72	PIMCO Funds

Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services

Semiannual Report	September 30, 2008	73

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel,

74	PIMCO Funds

and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

Semiannual Report	September 30, 2008	75

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

76	PIMCO Funds

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	77

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC,

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC,

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank & Trust Company,

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing,

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP,

1775 I Street, N.W.

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP,

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053SA_23341

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

PIMCO Total Return Fund

Share Class

Contents
Chairman’s Letter	2
Important Information About the Total Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Summary Schedule of Investments	9
Financial Highlights	46
Statement of Assets and Liabilities	48
Statement of Operations	49
Statements of Changes in Net Assets	50
Notes to Financial Statements	51
Glossary	69
Privacy Policy	71
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement	72

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

2	PIMCO Funds

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unlessotherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. If the Fund invests in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Lehman Brothers U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes. This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Total Return Fund

	Class D:	PTTDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration underweight benefited performance as the ten-year U.S. Treasury yield increased during the period.

•	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between two- and 30-year yields.

•	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

•

A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market. However, an underweight to the overall corporate sector mitigated this negative impact as the sector underperformed like-duration U.S. Treasuries.

•	A small allocation to high-yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen.

•	An allocation to emerging markets local currency-denominated bonds, specifically Brazil, detracted from returns as rates rose in this country.

•	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, benefited performance.

Allocation Breakdown‡

U.S. Government Agencies±	62.6%
Corporate Bonds & Notes	20.8%
Short-Term Instruments	5.3%
Mortgage-Backed Securities	3.5%
Foreign Currency-Denominated Issues	2.6%
Other	5.2%

‡	% of Total Investments as of 09/30/08
±	Includes mortgage-backed securities of U.S. Government Agencies not backed by the full faith and credit of the U.S. Government.

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class D	-3.51%	3.43%	3.97%	5.42%	7.71%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	7.27%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	6.45%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$964.90	$1,020.61
Expenses Paid During Period†	$4.38	$4.51

† Expenses are equal to the net annualized expense ratio of 0.89% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	7

Benchmark Descriptions

Index	Description
Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

8	PIMCO Funds

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $901,831) (g)		$684,366	0.5%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
2.657% - 7.625% due 01/07/2009 - 02/01/2018	$1,715,066	1,698,072	1.3%
Citigroup, Inc.
2.836% - 7.250% due 12/26/2008 - 08/25/2036	1,905,938	1,719,201	1.3%
General Electric Capital Corp.
2.795% - 8.310% due 10/24/2008 - 11/15/2067	1,529,763	1,324,787	1.0%
Goldman Sachs Group, Inc.
2.887% - 7.350% due 11/10/2008 - 10/01/2037	2,089,214	1,783,212	1.4%
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323	0.2%
Merrill Lynch & Co., Inc.
2.885% - 6.875% due 10/27/2008 - 06/01/2028	1,640,876	1,510,693	1.2%
Morgan Stanley
2.597% - 6.750% due 01/22/2009 - 08/09/2026	1,406,395	1,103,750	0.9%
Other Banking & Finance (g)		16,403,797	12.6%

Total Banking & Finance		25,834,835	19.9%

INDUSTRIALS
Total Industrials (g)(m)		6,291,486	4.8%
UTILITIES
Total Utilities (g)		2,064,542	1.6%

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863	26.3%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $2,131,320) (g)(m)		1,925,253	1.5%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	855,196	834,784	0.6%
5.000% due 10/01/2035	6,659	6,500	0.0%
5.000% due 10/01/2035 (h)	1,385,759	1,352,684	1.0%
5.000% due 03/01/2036	17,969	17,538	0.0%
5.000% due 03/01/2036 (h)	3,125,864	3,051,254	2.3%
5.000% due 03/01/2037	672,796	656,201	0.5%
5.000% due 05/01/2037	1,028,313	1,002,908	0.8%
5.000% due 03/01/2038	1,105,147	1,077,734	0.8%
5.000% due 04/01/2038	1,585,944	1,546,608	1.2%
5.000% due 04/01/2038 (h)	542,773	529,309	0.4%
5.000% due 06/01/2038	401,404	391,447	0.3%
5.000% due 06/01/2038 (h)	263,330	256,798	0.2%
5.000% due 10/01/2038	3,520,578	3,426,508	2.6%
5.500% due 05/01/2034	155,914	155,827	0.1%
5.500% due 05/01/2034 (h)	1,582,632	1,583,149	1.2%
5.500% due 09/01/2034	143,790	143,704	0.1%
5.500% due 09/01/2034 (h)	888,987	888,444	0.7%

See Accompanying Notes	Semiannual Report	September 30, 2008	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 11/01/2034	$79,895	$79,849	0.1%
5.500% due 11/01/2034 (h)	992,330	991,724	0.8%
5.500% due 01/01/2035	292,908	292,675	0.2%
5.500% due 01/01/2035 (h)	877,284	876,717	0.7%
5.500% due 02/01/2035	1,668,799	1,667,578	1.3%
5.500% due 02/01/2035 (f)	269,589	269,677	0.2%
5.500% due 02/01/2035 (h)	242,488	242,279	0.2%
5.500% due 03/01/2035	744,194	743,369	0.6%
5.500% due 03/01/2035 (h)	142,439	142,289	0.1%
5.500% due 04/01/2035	806,244	805,315	0.6%
5.500% due 04/01/2035 (h)	213,387	213,124	0.2%
5.500% due 05/01/2035	1,096,835	1,095,495	0.8%
5.500% due 05/01/2035 (h)	121,830	121,679	0.1%
5.500% due 06/01/2035	772,802	771,849	0.6%
5.500% due 09/01/2035	683,084	682,240	0.5%
5.500% due 01/01/2036 (h)	1,523,500	1,521,885	1.2%
5.500% due 01/01/2036	95,863	95,741	0.1%
5.500% due 04/01/2036	339,537	338,966	0.3%
5.500% due 04/01/2036 (h)	327,916	327,357	0.3%
5.500% due 12/01/2036	404,102	403,413	0.3%
5.500% due 12/01/2036 (h)	426,357	425,630	0.3%
5.500% due 02/01/2037	876,888	875,357	0.7%
5.500% due 03/01/2037	1,504,819	1,502,173	1.2%
5.500% due 03/01/2037 (h)	288,114	287,623	0.2%
5.500% due 04/01/2037	2,019,802	2,016,257	1.5%
5.500% due 05/01/2037	2,504,687	2,500,281	1.9%
5.500% due 05/01/2037 (h)	378,245	377,579	0.3%
5.500% due 06/01/2037	1,766,423	1,763,314	1.4%
5.500% due 07/01/2037	1,232,800	1,230,629	0.9%
5.500% due 07/01/2037 (h)	262,780	262,317	0.2%
5.500% due 12/01/2037	1,006,679	1,004,906	0.8%
5.500% due 01/01/2038	1,138,501	1,136,487	0.9%
5.500% due 02/01/2038	791,136	789,711	0.6%
5.500% due 05/01/2038	250,533	250,118	0.2%
5.500% due 05/01/2038 (h)	471,847	471,016	0.4%
5.500% due 10/01/2038	1,058,601	1,054,359	0.8%
5.500% due 11/01/2038	1,749,000	1,738,889	1.3%
6.000% due 08/01/2037	1,171,979	1,188,541	0.9%
6.000% due 09/01/2037	1,343,792	1,362,779	1.0%
6.000% due 09/01/2037 (h)	259,005	262,665	0.2%
6.000% due 10/01/2037	740,565	751,029	0.6%
6.000% due 11/01/2037	1,184,003	1,200,732	0.9%
6.000% due 05/01/2038	111,221	112,782	0.1%
6.000% due 05/01/2038 (h)	580,648	588,852	0.5%
6.000% due 09/01/2038	747,380	757,707	0.6%
6.000% due 10/01/2038	9,578,179	9,693,413	7.5%
0.000% - 1000.000% due 10/01/2008 - 01/25/2048 (a)(b)(i)	28,488,518	28,488,138	21.9%
Freddie Mac
5.500% due 01/01/2038	758,845	755,546	0.6%
5.500% due 02/01/2038	442	440	0.0%
5.500% due 02/01/2038 (h)	3,017,409	3,004,250	2.3%
5.500% due 06/01/2038	2,870	2,858	0.0%
5.500% due 06/01/2038 (h)	910,935	906,963	0.7%
6.000% due 09/01/2038	741,616	751,557	0.6%
2.638% - 1007.500% due 11/01/2008 - 02/25/2045 (a)(i)	4,789,143	4,809,041	3.7%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Ginnie Mae
2.888% - 17.000% due 10/15/2008 - 03/15/2041 (i)		$1,673,251	$1,700,395	1.3%
Other U.S. Government Agencies (a)(g)			429,112	0.3%

Total U.S. Government Agencies (Cost $102,380,985)			103,058,064	79.3%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $1,867,456) (c)(g)			1,835,990	1.4%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $6,341,038) (a)(g)(m)			5,770,163	4.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.780% - 4.019% due 07/25/2013 - 12/15/2033		227,107	223,627	0.2%
4.173% due 04/25/2023		1,235,079	1,239,710	0.9%
Other Asset-Backed Securities (g)(m)			2,157,422	1.7%

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759	2.8%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $231,731) (g)			230,041	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090	0.0%
2.854% due 01/30/2009	CHF	5,000	4,444	0.0%
5.208% due 10/20/2009	EUR	6,050	8,418	0.0%
5.262% due 07/27/2012		24,000	31,482	0.0%
5.316% due 09/26/2013		36,000	47,232	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	3,136,582	2.4%
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103	0.0%
General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	136,725	0.1%
Other Foreign Currency-Denominated Issues (g)			802,464	0.6%

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540	3.2%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (g)			844,716	0.7%
COMMERCIAL PAPER
Total Commercial Paper (g)			1,244,977	1.0%
REPURCHASE AGREEMENTS
Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		$2,282,000	2,282,000	1.8%

See Accompanying Notes	Semiannual Report	September 30, 2008	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)	$84,600	$84,600	0.1%
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)	1,918,046	1,918,046	1.5%
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)	99,200	99,200	0.1%
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)	228,500	228,500	0.1%
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)	139,910	139,910	0.1%
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.)	280,564	280,564	0.2%
State Street Bank and Trust Co.
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)	200,000	200,000	0.1%

Total Repurchase Agreements		5,232,820	4.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.001% - 1.705% due 10/16/2008 - 12/26/2008 (d)(e)	1,370,089	1,360,707	1.0%

Total U.S. Treasury Bills		1,360,707	1.0%

Total Short-Term Instruments (Cost $8,693,014)		8,683,220	6.7%

PURCHASED OPTIONS (k)
(Cost $632,264)		411,984	0.3%

Total Investments (Cost $171,102,422)		$164,640,243	126.6%

Written Options (l) (Premiums $648,149)		(540,203)	(0.4%)

Other Assets and Liabilities (Net)		(34,080,856)	(26.2%)

Net Assets		$130,019,184	100.0%

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains Principal only securities.
(c)	The grouping contains securities with principal amounts adjusted for inflation.
(d)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $6,927,707 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530%)	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761

See Accompanying Notes	Semiannual Report	September 30, 2008	13

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.983%	)	09/20/2018	DUB	0.707%	$12,000	$(268)	$0	$(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160%	)	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450%	)	09/20/2013	DUB	1.498%	25,000	39	0	39
Alcoa, Inc. 6.750% due 07/15/2018	(1.290%	)	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300%	)	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600%	)	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900%	)	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%	)	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%	)	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030%	)	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100%	)	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160%	)	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%	)	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%	)	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150%	)	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250%	)	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020%	)	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140%	)	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385%	)	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%	)	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%	)	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100%	)	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380%	)	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350%	)	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420%	)	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590%	)	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145%	)	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc. 6.125% due 11/21/2017	(0.800%	)	12/20/2017	DUB	2.669%	$30,000	$3,574	$0	$3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820%	)	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770%	)	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830%	)	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%	)	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690%	)	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%	)	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295%	)	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%	)	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390%	)	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360%	)	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535%	)	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%	)	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%	)	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%	)	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590%	)	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165%	)	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250%	)	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%	)	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550%	)	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%	)	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%	)	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480%	)	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520%	)	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655%	)	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290%	)	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130%	)	09/20/2018	CITI	1.280%	10,000	101	0	101

See Accompanying Notes	Semiannual Report	September 30, 2008	15

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%	$22,000	$327	$0	$327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430%	)	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740%	)	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750%	)	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210%	)	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430%	)	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200%	)	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520%	)	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155
FirstEnergy Corp. 6.450% due 11/15/2011	(0.130%	)	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%	)	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220%	)	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410%	)	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430%	)	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180%	)	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%	)	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%	)	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%	)	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250%	)	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%	)	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%	)	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130%	)	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580%	)	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%	)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470%	)	09/20/2013	RBS	0.529%	10,000	25	0	25

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%	)	03/20/2012	BEAR	0.442%	$8,200	$19	$0	$19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390%	)	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530%	)	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610%	)	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650%	)	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450%	)	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%	)	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%	)	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%	)	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%	)	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190%	)	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400%	)	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600%	)	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%	)	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140%	)	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%	)	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170%	)	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550%	)	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530%	)	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420%	)	06/20/2011	BNP	0.336%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160%	)	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%	)	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160%	)	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%	)	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530%	)	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%	)	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288

See Accompanying Notes	Semiannual Report	September 30, 2008	17

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395%	)	09/20/2011	RBS	12.951%	$10,300	$2,671	$0	$2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785%	)	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190%	)	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400%	)	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300%	)	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%	)	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160%	)	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260%	)	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%	)	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580%	)	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680%	)	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400%	)	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460%	)	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350%	)	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650%	)	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%	)	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250%	)	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%	)	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%	)	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%	)	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900%	)	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%	)	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%	)	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%	)	06/20/2010	GSC	0.583%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540%	)	03/20/2013	RBS	2.426%	12,400	902	0	902

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530%	)	03/20/2018	DUB	1.564%	$12,925	$20	$0	$20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400%	)	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110%	)	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380%	)	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660%	)	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280%	)	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940%	)	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600%	)	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%	)	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550%	)	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460%	)	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600%	)	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%	)	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435%	)	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520%	)	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250%	)	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290%	)	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700%	)	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270%	)	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490%	)	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730%	)	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700%	)	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%	)	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180%	)	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220%	)	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000%	)	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000%	)	06/20/2018	BOA	14.263%	2,000	720	0	720

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp. 8.450% due 06/15/2018	(3.200%	)	06/20/2018	BOA	14.263%	$10,000	$3,535	$0	$3,535
SLM Corp. 8.450% due 06/15/2018	(3.250%	)	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200%	)	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630%	)	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750%	)	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700%	)	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390%	)	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640%	)	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470%	)	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470%	)	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910%	)	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310%	)	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610%	)	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380%	)	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165%	)	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560%	)	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%	)	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360%	)	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150%	)	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120%	)	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%	)	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290%	)	12/20/2011	JPM	2.150%	11,250	612	0	612

							$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	$3,700	$(1,264)	$0	$(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	$25,000	$(680)	$0	$(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	$25,000	$(5,139)	$0	$(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	$3,000	$41	$0	$41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	$10,000	$(3,421)	$0	$(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	$1,300	$(87)	$0	$(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	$66,400	$(1,270)	$0	$(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	$30,000	$(15,860)	$(6,375)	$(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	$7,600	$(4,057)	$0	$(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	$24,270	$(1,574)	$0	$(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	$12,000	$(10,115)	$0	$(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	$20,000	$(1,513)	$0	$(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	$22,400	$(2,592)	$0	$(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	$9,000	$(72)	$0	$(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000%)	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	$100,000	$1,106	$0	$1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		$111,400	$(4,239)	$(4,267)	$28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS	GBP	359,300	$53,222	$52,415	$807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$67,632

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	$ 817,800	$27,315	$26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899
U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Total Return Fund  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	2.875%	01/31/2013	$272,700	$273,547	$275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy	BRL	MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)
Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	2,359,485	07/2009	$0	$(23,832)	$(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy		DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy		BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)
Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	HSBC	90,360	11/2008	$324	$0	$324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy	SGD	UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

44	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	45

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class D
09/30/2008+	$10.91	$0.25	$(0.63)	$(0.38)	$(0.25)	$0.00
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

46	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.28	(3.51)%	$6,705,233	0.89	%*	0.75	%*	4.71	%*	155%
0.00	(0.58)	10.91	10.45	5,619,632	0.81		0.75		4.82		226
0.00	(0.51)	10.43	5.98	3,909,295	0.75		0.75		4.50		257
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75		0.75		3.78		325
0.00	(0.56)	10.57	1.75	2,426,460	0.75		0.75		2.10		470
0.00	(0.47)	10.94	5.86	1,871,253	0.75		0.75		2.37		273

Semiannual Report	September 30, 2008	47

Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$159,407,423
Repurchase agreements, at value	5,232,820
Cash	3,709,391
Deposits with counterparty	1,110,142
Foreign currency, at value	332,380
Receivable for investments sold	25,928,163
Receivable for investments sold on a delayed-delivery basis	362,673
Receivable for Fund shares sold	523,121
Interest and dividends receivable	1,096,334
Variation margin receivable	39,870
Swap premiums paid	507,696
Unrealized appreciation on foreign currency contracts	470,219
Unrealized appreciation on swap agreements	561,496
Other assets	76,464
199,358,192
Liabilities:
Payable for the reverse repurchase agreements	$15,388,516
Payable for investments purchased	32,793,225
Payable for investments purchased on a delayed-delivery basis	1,409,399
Payable for short sales	15,724,970
Payable for Fund shares redeemed	541,622
Dividends payable	57,516
Written options outstanding	540,203
Accrued investment advisory fee	26,469
Accrued administrative fee	22,940
Accrued distribution fee	7,424
Accrued servicing fee	5,317
Variation margin payable	486,813
Swap premiums received	349,629
Unrealized depreciation on foreign currency contracts	295,687
Unrealized depreciation on swap agreements	1,673,880
Other liabilities	15,398
69,339,008
Net Assets	$130,019,184
Net Assets Consist of:
Paid in capital	$133,723,021
Undistributed net investment income	248,705
Accumulated undistributed net realized gain	2,465,087
Net unrealized (depreciation)	(6,417,629)
$130,019,184
Net Assets:
Class D	$6,705,233
Other Classes	123,313,951
Shares Issued and Outstanding:
Class D	652,410
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.28
Cost of Investments Owned	$165,869,602
Cost of Repurchase Agreements Owned	$5,232,820
Cost of Foreign Currency Held	$345,848
Proceeds Received on Short Sales	$15,649,475
Premiums Received on Written Options	$648,149

48	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$3,642,370
Miscellaneous income	1,190
Total Income	3,643,560

Expenses:
Investment advisory fees	162,485
Administrative fees	140,020
Servicing fees - Class D	7,838
Distribution and/or servicing fees - Other Classes	71,632
Trustees’ fees	78
Interest expense	87,599
Miscellaneous expense	264
Total Expenses	469,916

Net Investment Income	3,173,644

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	684,848
Net realized gain on futures contracts, written options and swaps	874,178
Net realized gain on foreign currency transactions	472,304
Net change in unrealized (depreciation) on investments	(7,918,494)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,880,202)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(95,966)
Net (Loss)	(7,863,332)

Net (Decrease) in Net Assets Resulting from Operations	$(4,689,688)

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,173,644	$5,470,328
Net realized gain	2,031,330	2,455,744
Net change in unrealized appreciation (depreciation)	(9,894,662)	3,255,488
Net increase (decrease) resulting from operations	(4,689,688)	11,181,560

Distributions to Shareholders:
From net investment income
Class D	(147,847)	(205,297)
Other Classes	(3,025,868)	(5,259,086)
From net realized capital gains
Class D	0	(27,460)
Other Classes	0	(685,145)

Total Distributions	(3,173,715)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Class D	2,306,208	2,464,173
Other Classes	25,193,221	39,944,561
Issued as reinvestment of distributions
Class D	140,865	222,921
Other Classes	2,664,644	5,237,462
Cost of shares redeemed
Class D	(972,367)	(1,170,486)
Other Classes	(17,217,940)	(29,391,103)
Net increase resulting from Fund share transactions	12,114,631	17,307,528

Fund Redemption Fee	1	616

Total Increase in Net Assets	4,251,229	22,312,716

Net Assets:
Beginning of year	125,767,955	103,455,239
End of period*	$130,019,184	$125,767,955

*Including undistributed net investment income of:	$248,705	$248,776

50	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made

Semiannual Report	September 30, 2008	51

Notes to Financial Statements  (Cont.)

in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that

52	PIMCO Funds

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materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences

Semiannual Report	September 30, 2008	53

Notes to Financial Statements  (Cont.)

include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures

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contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The

Semiannual Report	September 30, 2008	55

Notes to Financial Statements  (Cont.)

market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the

56	PIMCO Funds

(Unaudited) September 30, 2008

swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Semiannual Report	September 30, 2008	57

Notes to Financial Statements  (Cont.)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received

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upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price

Semiannual Report	September 30, 2008	59

Notes to Financial Statements  (Cont.)

variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments   The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, the Total Return Fund had $857,541 in unfunded loan commitments outstanding.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

60	PIMCO Funds

(Unaudited) September 30, 2008

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(s) U.S. Government Agencies or Government-Sponsored Enterprises   The Fund may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United

Semiannual Report	September 30, 2008	61

Notes to Financial Statements  (Cont.)

States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of

62	PIMCO Funds

(Unaudited) September 30, 2008

the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.18%(1)	0.18%(1)	0.40%	0.25%	0.28%(2)	0.40%

(1)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

Semiannual Report	September 30, 2008	63

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $2,155,855 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to

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(Unaudited) September 30, 2008

a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$268,927	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

Semiannual Report	September 30, 2008	65

Notes to Financial Statements  (Cont.)

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$235,167,338	$209,841,162	$17,482,612	$7,666,781

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	215,279	$2,306,208	230,480	$2,464,173
Other Classes	2,353,793	25,193,221	3,764,449	39,944,561
Issued as reinvestment of distributions
Class D	13,246	140,865	21,069	222,921
Other Classes	250,404	2,664,644	495,380	5,237,462
Cost of shares redeemed
Class D	(91,067)	(972,367)	(111,321)	(1,170,486)
Other Classes	(1,615,621)	(17,217,940)	(2,792,043)	(29,391,103)
Net increase resulting from Fund share transactions	1,126,034	$12,114,631	1,608,014	$17,307,528

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have

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been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	September 30, 2008	67

Notes to Financial Statements  (Cont.)

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,196,768	$(7,658,947)	$(6,462,179)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, passive foreign investment companies and interest only basis adjustments.

68	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BOA	Bank of America	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	LEH	Lehman Brothers, Inc.
BEAR	Bear Stearns & Co., Inc.	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CITI	Citigroup, Inc.	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	UAH	Ukrainian Hryvnia
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguayan Peso
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter

Semiannual Report	September 30, 2008	69

GLOSSARY (Cont.)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.IG	Credit Derivatives Index - Investment Grade	GSCI	Goldman Sachs Commodity Index Total Return
CDX.NA	Credit Derivatives Index - North America	HICP	Harmonized Index of Consumer Prices
CDX.XO	Credit Derivatives Index - Crossover	LCDX	Liquid Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CPI	Consumer Price Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company
BRIBOR	Brastislava Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CMBS	Collateralized Mortgage- Backed Security	MSCI	Morgan Stanley Capital International
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
ISDA	International Swaps and Derivatives Association, Inc.	WIBOR	Warsaw Interbank Offered Rate
JIBOR	Johannesburg Interbank Offered Rate	WTI	West Texas Intermediate

70	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	71

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

72	PIMCO Funds

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information

Semiannual Report	September 30, 2008	73

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

74	PIMCO Funds

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing

Semiannual Report	September 30, 2008	75

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or

76	PIMCO Funds

increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	77

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054SA_23342

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

PIMCO Real Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Real Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Schedule of Investments	9
Financial Highlights	36
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	40
Notes to Financial Statements	41
Glossary	58
Privacy Policy	60
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement	61

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

2	PIMCO Funds

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Fund assumes its performance against the Lehman Brothers U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Allocation Breakdown‡

U.S. Treasury Obligations	49.8%
U.S. Government Agencies	29.3%
Corporate Bonds & Notes	10.4%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.0%
Other	3.9%

‡	% of Total Investments as of 09/30/2008

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class A	-6.76%	3.33%	4.19%	6.96%	6.71%
PIMCO Real Return Fund Class A (adjusted)	-9.55%	0.24%	3.56%	6.64%	6.43%
PIMCO Real Return Fund Class B	-7.11%	2.56%	3.42%	6.41%	6.23%
PIMCO Real Return Fund Class B (adjusted)	-11.68%	-2.24%	3.10%	6.41%	6.23%
PIMCO Real Return Fund Class C (adjusted)	-7.90%	1.86%	3.67%	6.43%	6.17%
Lehman Brothers U.S. TIPS Index	-3.81%	6.20%	5.15%	7.11%	6.68%
Lipper Treasury Inflation-Protected Securities Funds Average	-4.87%	3.95%	4.09%	6.16%	6.03%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$932.45	$928.91	$930.10	$1,020.56	$1,016.80	$1,018.05
Expenses Paid During Period †	$4.36	$7.98	$6.77	$4.56	$8.34	$7.08

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B and 1.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	7

Benchmark Descriptions

Index	Description
Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the index.

8	PIMCO Funds

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
6.820% due 08/03/2012	$43,346	$29,443
Ford Motor Co.
5.490% due 12/16/2013	4,936	3,266
Georgia-Pacific Corp.
4.219% due 12/20/2012	1,333	1,182
4.551% due 12/20/2012	983	871
4.567% due 12/20/2012	11,333	10,043
Tribune Co.
5.412% due 05/30/2009	3,953	3,656

Total Bank Loan Obligations (Cost $64,179)		48,461

CORPORATE BONDS & NOTES 21.1%

BANKING & FINANCE 16.4%
Allstate Life Global Funding II
3.461% due 05/21/2010	100,500	100,011
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,837
Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	9,708	9,500
American Express Bank FSB
5.500% due 04/16/2013	16,300	14,933
6.000% due 09/13/2017	25,600	21,415
American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,295
American Express Co.
7.000% due 03/19/2018	25,830	22,835
8.150% due 03/19/2038	7,270	6,506
American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322
American Honda Finance Corp.
3.954% due 06/20/2011	151,200	150,907
American International Group, Inc.
2.833% due 01/29/2010	6,300	4,098
2.895% due 10/18/2011	7,100	4,217
5.850% due 01/16/2018	10,300	5,178
8.175% due 05/15/2058	26,700	4,278
8.250% due 08/15/2018	18,300	10,646
ANZ National International Ltd.
6.200% due 07/19/2013	33,900	33,683
Bank of America Corp.
5.650% due 05/01/2018	12,500	10,547
8.000% due 12/29/2049	15,500	12,285
8.125% due 12/29/2049	30,000	24,276
Bank of America N.A.
3.760% due 06/23/2010	8,600	8,449

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
2.875% due 12/08/2010	$2,500	$2,254
Barclays Bank PLC
5.450% due 09/12/2012	70,800	70,662
6.050% due 12/04/2017	19,600	18,261
7.434% due 09/29/2049	8,700	7,091
7.700% due 04/29/2049	8,900	7,843
Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,000	4,677
6.950% due 08/10/2012	38,270	38,693
7.250% due 02/01/2018	22,000	21,207
Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	6,601
C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,571
Caelus Re Ltd.
9.061% due 06/07/2011	3,900	3,802
Calabash Re Ltd.
11.219% due 01/08/2010	4,900	4,962
13.719% due 01/08/2010	2,500	2,583
Capital One Financial Corp.
6.750% due 09/15/2017	28,000	24,688
Caterpillar Financial Services Corp.
4.001% due 06/25/2010	135,000	131,131
4.226% due 06/24/2011	9,700	9,347
Chubb Corp.
5.750% due 05/15/2018	3,000	2,785
CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,219
Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254
Citigroup Funding, Inc.
3.190% due 04/23/2009	6,300	6,196
3.852% due 05/07/2010	63,200	59,623
Citigroup, Inc.
2.836% due 01/30/2009	9,600	9,499
5.500% due 04/11/2013	23,400	20,445
6.125% due 05/15/2018	34,400	28,532
6.500% due 08/19/2013	10,000	8,897
8.400% due 04/29/2049	93,000	63,418
Countrywide Financial Corp.
5.800% due 06/07/2012	5,000	4,228
Credit Suisse New York
5.000% due 05/15/2013	22,800	21,150
Danske Bank A/S
5.914% due 12/29/2049	7,000	6,135
Foundation Re II Ltd.
9.557% due 11/26/2010	10,300	10,236
Foundation Re Ltd.
6.907% due 11/24/2008	7,250	7,181

See Accompanying Notes	Semiannual Report	September 30, 2008	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
2.859% due 12/12/2008	$10,100	$10,069
2.952% due 05/08/2013	27,300	25,281
4.119% due 09/28/2011	10,300	10,149
5.875% due 01/14/2038	25,000	18,442
Goldman Sachs Group, Inc.
3.191% due 10/07/2011	17,607	14,102
3.300% due 06/23/2009	50,000	47,535
3.869% due 06/28/2010	20,000	17,462
5.950% due 01/18/2018	7,500	6,198
6.150% due 04/01/2018	22,600	18,824
6.750% due 10/01/2037	65,400	43,681
HBOS PLC
6.750% due 05/21/2018	34,800	29,208
HCP, Inc.
6.300% due 09/15/2016	2,000	1,645
6.700% due 01/30/2018	5,000	4,201
HSBC Finance Corp. CPI Linked Bond
6.940% due 02/10/2009	2,000	1,963
International Lease Finance Corp.
6.625% due 11/15/2013	10,500	6,443
John Deere Capital Corp.
3.567% due 06/10/2011	4,000	4,011
JPMorgan Chase & Co.
3.291% due 06/25/2010	500	495
6.400% due 05/15/2038	11,300	9,775
Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	261
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,326
6.200% due 09/26/2014 (a)	3,900	507
6.875% due 05/02/2018 (a)	26,100	3,393
7.000% due 09/27/2027 (a)	4,500	585
7.500% due 05/11/2038 (a)	5,000	25
Longpoint Re Ltd.
8.069% due 05/08/2010	11,200	11,397
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348
Merna Reinsurance Ltd.
4.412% due 07/07/2010	28,400	26,949
Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	13,130	12,491
5.054% due 05/12/2010	1,100	1,062
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	26,900	23,304
6.875% due 04/25/2018	90,300	80,027
Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,700	1,679
3.961% due 06/25/2010	138,400	138,227
5.125% due 04/10/2013	14,800	14,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
2.597% due 05/07/2010	$10,000	$6,715
2.852% due 05/07/2009	11,320	9,816
3.035% due 01/18/2011	17,600	11,478
4.904% due 05/14/2010	26,600	19,428
6.000% due 04/28/2015	51,200	34,880
6.625% due 04/01/2018	27,100	17,962
6.750% due 04/15/2011	7,000	5,185
Mystic Re Ltd.
9.111% due 12/05/2008	6,900	6,898
11.811% due 12/05/2008	3,300	3,300
National Australia Bank Ltd.
5.350% due 06/12/2013	32,200	30,966
Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711
Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,099
Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,900
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005
6.250% due 05/06/2018	18,000	17,297
Pricoa Global Funding I
3.613% due 06/04/2010	103,900	103,431
Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	32,500	31,145
Rabobank Nederland NV
2.811% due 01/15/2009	11,300	11,293
3.209% due 05/19/2010	40,000	39,908
Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	5,200	5,314
13.061% due 06/07/2010	20,000	20,620
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,015
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	9,237
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	22,200	19,891
UBS AG
5.750% due 04/25/2018	67,100	58,463
5.875% due 12/20/2017	13,900	12,363
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	22,000	21,983
Ventas Realty LP
8.750% due 05/01/2009	2,000	2,010
Vita Capital III Ltd.
3.911% due 01/01/2012	7,900	7,543

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vita Capital Ltd.
3.691% due 01/01/2010	$3,500	$3,427
4.191% due 01/01/2010	5,000	4,918
Wachovia Bank N.A.
2.881% due 12/02/2010	30,500	22,971
3.704% due 05/14/2010	40,800	33,412
Wachovia Corp.
5.500% due 05/01/2013	88,300	73,123
7.980% due 02/28/2049	8,100	3,390
Wells Fargo & Co.
4.375% due 01/31/2013	17,100	15,734
5.625% due 12/11/2017	1,200	1,105
Wells Fargo Capital X
5.950% due 12/15/2036	15,000	12,371
Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	14,312

		2,472,559

INDUSTRIALS 3.6%
American Standard, Inc.
5.500% due 04/01/2015	6,000	5,642
Amgen, Inc.
2.889% due 11/28/2008	1,000	997
5.850% due 06/01/2017	9,000	8,654
6.150% due 06/01/2018	11,500	11,249
AutoZone, Inc.
6.500% due 01/15/2014	5,000	4,951
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399
C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	6,657
Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,813
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,140	1,129
Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605
CSX Corp.
6.250% due 03/15/2018	5,000	4,533
EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,100
6.375% due 10/01/2011	2,000	1,845
Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,279
Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,981

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Gaz Capital S.A.
7.343% due 04/11/2013	$5,800	$5,278
8.146% due 04/11/2018	7,900	6,952
General Electric Co.
2.854% due 12/09/2008	6,000	5,978
General Mills, Inc.
2.921% due 01/22/2010	600	592
GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	67,700	67,446
HJ Heinz Co.
5.350% due 07/15/2013	5,000	4,910
6.428% due 12/01/2020	20,000	20,036
Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130
Honeywell International, Inc.
2.845% due 07/27/2009	5,000	4,979
Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524
International Business Machines Corp.
3.375% due 07/28/2011	40,600	40,591
Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,132
6.125% due 02/01/2018	19,200	18,017
6.125% due 08/23/2018	6,700	6,267
Kroger Co.
6.400% due 08/15/2017	5,000	4,802
Lafarge S.A.
6.500% due 07/15/2016	5,000	4,514
Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,766
5.875% due 01/15/2013	2,000	1,814
7.450% due 07/15/2017	3,000	2,720
7.875% due 07/15/2015	10,000	9,498
Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,434
Masco Corp.
5.850% due 03/15/2017	8,000	6,763
Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383
New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	990
Nucor Corp.
5.750% due 12/01/2017	4,000	3,844
PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,893
Rexam PLC
6.750% due 06/01/2013	13,600	13,575

See Accompanying Notes	Semiannual Report	September 30, 2008	11

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reynolds American, Inc.
7.250% due 06/01/2012	$12,500	$12,847
7.250% due 06/01/2013	10,000	10,286
Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,877
RPM International, Inc.
6.500% due 02/15/2018	8,550	8,256
Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,051
7.200% due 09/01/2015	9,000	8,950
SCA Finans AB
4.500% due 07/15/2015	6,000	5,946
Sealed Air Corp.
5.625% due 07/15/2013	10,000	9,831
Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,569
6.200% due 04/15/2018	15,000	13,883
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,830
Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	7,219
Target Corp.
6.000% due 01/15/2018	6,000	5,691
Time Warner, Inc.
3.034% due 11/13/2009	1,600	1,537
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	3,853
Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847
Tyco International Ltd.
7.000% due 12/15/2019	12,000	11,584
Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,648
UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,201
6.875% due 02/15/2038	3,750	3,303
Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	7,500	6,760
Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	15,756
Whirlpool Corp.
6.500% due 06/15/2016	6,000	5,996

		537,109

UTILITIES 1.1%
AT&T, Inc.
6.300% due 01/15/2038	1,100	911

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenturyTel, Inc.
6.000% due 04/01/2017	$10,803	$9,453
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,483
6.860% due 10/01/2008	7,000	7,000
CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,139
Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,888
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	14,845
Embarq Corp.
7.082% due 06/01/2016	4,600	3,731
Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,766
FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513
Midwest Generation LLC
8.300% due 07/02/2009	5,444	5,516
PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	4,868
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,431
7.250% due 02/15/2011	2,450	2,303
Qwest Corp.
5.625% due 11/15/2008	200	199
Sempra Energy
6.150% due 06/15/2018	4,500	4,156
Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,615
Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	8,600	7,950

		162,260

Total Corporate Bonds & Notes (Cost $3,542,093)		3,171,928

MUNICIPAL BONDS & NOTES 0.7%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	947
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,083
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	$3,065	$3,057
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	930	496
0.136% due 01/01/2014	1,570	923
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	7,091
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	5,703
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,856
5.125% due 06/01/2047	700	463
5.750% due 06/01/2047	6,400	4,715
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	3,788
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,040
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,081
4.500% due 07/01/2024	2,000	1,750
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,215
4.500% due 01/01/2028	1,700	1,443
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	353
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,110
5.000% due 06/15/2038	8,100	7,566
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,570	1,017
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	7,649
6.000% due 06/01/2042	8,900	6,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	$46,600	$2,452
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,700	1,628
6.125% due 06/01/2032	740	658
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	937
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,024
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	371
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	15,565
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,305	11,423
Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	3,945

Total Municipal Bonds & Notes (Cost $125,579)		110,718

U.S. GOVERNMENT AGENCIES 59.2%
Fannie Mae
3.337% due 03/25/2036	2,981	2,966
3.407% due 10/27/2037	6,300	5,803
3.557% due 05/25/2042	20	20
3.817% due 04/01/2032	155	157
3.850% due 07/01/2035	427	430
3.911% due 06/01/2033	271	275
4.170% due 08/01/2035	394	396
4.273% due 04/01/2027	123	123
4.278% due 06/01/2043 - 10/01/2044	5,383	5,371
4.655% due 01/01/2035	46	47
4.668% due 05/25/2035	181	187
4.689% due 05/01/2035	1,243	1,252
5.000% due 06/25/2027 - 06/01/2038	396,710	387,082
5.093% due 04/01/2035	841	846

See Accompanying Notes	Semiannual Report	September 30, 2008	13

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.459% due 04/01/2033	$1,090	$1,116
5.496% due 05/01/2036	410	417
5.500% due 02/01/2033 - 10/01/2038	3,399,935	3,394,048
5.500% due 11/01/2036 (h)	130,863	130,640
5.950% due 02/25/2044	46	47
6.000% due 12/01/2028 - 10/01/2038	941,532	954,610
6.162% due 02/17/2009	10,000	10,013
6.360% due 10/01/2031	404	412
6.500% due 04/01/2014 - 09/01/2038	278,175	285,613
Federal Housing Administration
7.430% due 12/01/2020	67	68
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	770	753
2.718% due 02/15/2019	642	626
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	5,487	5,406
3.487% due 09/25/2031	1,537	1,439
4.278% due 10/25/2044 - 02/25/2045	7,717	7,436
4.478% due 07/25/2044	602	548
4.500% due 05/15/2017 - 07/15/2020	2,202	2,069
5.000% due 12/14/2018 - 01/15/2024	22,755	21,557
5.240% due 03/01/2034	2,435	2,435
5.250% due 08/15/2011	2,585	2,585
5.300% due 01/09/2012	30,000	30,164
5.445% due 06/01/2033	810	816
5.500% due 05/15/2016 - 09/01/2038	1,812,868	1,820,770
5.500% due 08/01/2038 (h)	1,652,421	1,645,215
6.000% due 05/01/2035 - 07/01/2038	22,160	22,501
6.500% due 01/25/2028	61	63
6.588% due 01/01/2034 - 10/01/2036	1,268	1,283
6.669% due 01/01/2034	1,244	1,249
6.699% due 09/01/2036	485	497
6.740% due 07/01/2036	442	452
7.000% due 10/15/2030	235	239
Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	146	145
4.750% due 12/20/2035	2,142	2,157
5.500% due 02/15/2037 - 10/01/2038	4,800	4,796
5.625% due 07/20/2035	113	114
6.000% due 10/01/2038 - 11/01/2038	166,000	168,147
6.500% due 05/15/2028 - 10/01/2038	2,578	2,644

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.490% due 03/01/2028	$4,036	$4,028
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $8,808,355)		8,938,570

U.S. TREASURY OBLIGATIONS 100.9%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	593,140	582,436
1.375% due 07/15/2018	317,288	292,401
1.625% due 01/15/2015	320,535	311,871
1.625% due 01/15/2018	386,222	364,980
1.750% due 01/15/2028	493,103	428,653
1.875% due 07/15/2013	1,164,864	1,160,951
1.875% due 07/15/2015	781,604	768,537
2.000% due 04/15/2012	526,205	527,315
2.000% due 01/15/2014	977,786	974,960
2.000% due 07/15/2014	595,425	593,286
2.000% due 01/15/2016	159,055	156,756
2.000% due 01/15/2026	666,515	607,050
2.375% due 04/15/2011	209,750	212,011
2.375% due 01/15/2017	143,303	144,188
2.375% due 01/15/2025	1,334,049	1,289,546
2.375% due 01/15/2027	267,203	257,475
2.500% due 07/15/2016	357,199	364,678
2.625% due 07/15/2017	544,934	560,303
3.000% due 07/15/2012	952,012	990,242
3.375% due 01/15/2012	143,979	150,964
3.375% due 04/15/2032	29,519	33,684
3.500% due 01/15/2011	967,552	1,005,801
3.625% due 04/15/2028	1,076,199	1,233,090
3.875% due 04/15/2029	1,008,627	1,200,581
4.250% due 01/15/2010	665,612	684,801
U.S. Treasury Bonds
4.375% due 02/15/2038	90,700	91,565
7.500% due 11/15/2024	3,224	4,391
U.S. Treasury Notes
2.500% due 03/31/2013	233,200	229,684
4.000% due 08/15/2018	4,800	4,866

Total U.S. Treasury Obligations (Cost $15,610,507)		15,227,066

MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Assets
3.397% due 05/25/2046	963	621
3.397% due 09/25/2046	1,279	784
3.417% due 10/25/2046	23,053	8,990
Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	10,000	8,524
5.936% due 02/10/2051	10,000	8,572

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Funding Corp.
4.625% due 02/20/2036	$39,018	$34,689
5.753% due 10/25/2036	900	548
5.837% due 01/25/2037	700	354
5.888% due 04/25/2037	500	288
6.129% due 01/20/2047	487	330
BCAP LLC Trust
3.377% due 01/25/2037	17,365	10,719
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	37,170	34,963
4.150% due 08/25/2035	7,192	6,782
4.476% due 02/25/2034	419	341
4.550% due 08/25/2035	12,870	12,309
4.734% due 01/25/2034	1,689	1,664
4.767% due 11/25/2030	259	254
4.837% due 01/25/2034	2,971	2,786
4.857% due 01/25/2035	7,070	6,465
5.474% due 05/25/2047	6,069	5,113
5.732% due 02/25/2036	1,170	893
Bear Stearns Alt-A Trust
5.370% due 05/25/2035	216	184
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	307	247
Chase Mortgage Finance Corp.
4.630% due 02/25/2037	698	643
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,287	2,061
4.248% due 08/25/2035	9,032	8,616
4.663% due 03/25/2034	1,141	1,084
4.748% due 08/25/2035	8,229	7,829
4.900% due 12/25/2035	2,036	1,942
5.666% due 07/25/2046	5,674	4,405
6.014% due 09/25/2037	3,255	2,277
Countrywide Alternative Loan Trust
3.368% due 02/20/2047	77	47
3.377% due 01/25/2037	1,500	690
3.382% due 12/20/2046	6,387	3,894
3.398% due 07/20/2046	18,960	11,705
3.855% due 12/25/2035	3,477	2,125
5.898% due 02/25/2037	15,784	11,017
6.000% due 01/25/2037	9,237	6,529
6.000% due 02/25/2037	376	275
Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	10,928	9,179
5.230% due 01/20/2035	828	716
5.431% due 02/25/2047	1,292	846
5.547% due 04/20/2036	1,206	970
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	1,240	879
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
4.452% due 04/25/2034	$906	$817
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	298
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	832	544
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,155	1,100
First Republic Mortgage Loan Trust
2.788% due 08/15/2032	127	115
GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	3,014	2,949
Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	26	16
GSR Mortgage Loan Trust
4.539% due 09/25/2035	31,802	27,223
Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,931	1,191
3.378% due 08/21/2036	3,488	2,147
3.528% due 06/20/2035	965	625
4.805% due 04/19/2034	915	868
Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871
Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,500	970
Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	703	391
Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	48	45
3.407% due 06/25/2047	7,226	4,393
3.507% due 06/25/2037	1,245	663
5.000% due 08/25/2035	1,556	734
5.369% due 01/25/2036	819	641
5.425% due 09/25/2035	836	568
5.490% due 10/25/2035	691	469
5.975% due 06/25/2036	1,100	805
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	1,210	1,027
5.937% due 02/12/2049	13,000	11,111
JPMorgan Mortgage Trust
5.021% due 02/25/2035	632	551
5.375% due 08/25/2035	1,400	1,116
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,516
Lehman XS Trust
3.287% due 07/25/2046	2,562	2,518
Luminent Mortgage Trust
3.387% due 12/25/2036	4,653	2,936

See Accompanying Notes	Semiannual Report	September 30, 2008	15

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	$5,947	$3,761
3.788% due 11/21/2034	604	597
4.669% due 12/25/2033	471	479
5.157% due 12/25/2033	1,330	1,362
MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,003	1,101
Mellon Residential Funding Corp.
2.838% due 11/15/2031	43	39
2.928% due 12/15/2030	596	554
3.158% due 10/20/2029	302	283
Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,028	2,754
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	723	588
MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	122	93
3.457% due 11/25/2035	96	85
4.207% due 10/25/2035	53	48
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	379
Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	909	579
5.820% due 03/25/2047	700	538
6.138% due 03/25/2047	1,100	713
Residential Accredit Loans, Inc.
3.387% due 06/25/2046	25,368	15,912
5.665% due 09/25/2035	1,142	889
Residential Asset Securitization Trust
3.657% due 12/25/2036	3,080	1,683
6.250% due 10/25/2036	4,000	2,226
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,533	4,125
Sequoia Mortgage Trust
3.380% due 10/19/2026	35	32
Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	17	10
5.246% due 05/25/2036	1,500	680
5.375% due 11/25/2035	779	561
5.429% due 09/25/2036	1,500	1,265
5.535% due 08/25/2035	164	133
6.000% due 10/25/2037	1,221	806
Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	31	30
3.280% due 07/19/2035	542	434
3.327% due 08/25/2036	14,300	8,398
3.360% due 10/19/2034	15	11
3.397% due 07/25/2046	11,205	6,919
3.417% due 05/25/2046	9,513	5,848
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	947

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	$813	$759
3.327% due 09/25/2046	69	64
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	137	125
WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	7,907	5,016
3.497% due 07/25/2045	101	68
3.497% due 10/25/2045	173	110
3.555% due 03/25/2047	18,028	9,501
3.675% due 12/25/2046	7,926	4,200
3.747% due 12/25/2027	716	617
3.948% due 02/27/2034	3,026	2,860
4.055% due 11/25/2042	5	4
4.229% due 03/25/2034	648	624
4.329% due 07/25/2046	63	47
5.342% due 01/25/2037	6,031	4,791
5.542% due 04/25/2037	4,308	3,208
5.609% due 12/25/2036	3,859	2,763
5.668% due 05/25/2037	9,298	8,418
5.711% due 02/25/2037	11,387	8,408
5.760% due 03/25/2033	179	179
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	4,345	2,529

Total Mortgage-Backed Securities (Cost $448,062)		413,940

ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp.
3.287% due 10/25/2036	203	201
American Express Credit Account Master Trust
3.438% due 08/15/2012	11,200	11,115
BA Credit Card Trust
3.068% due 04/15/2013	33,300	32,592
3.688% due 12/16/2013	49,400	48,558
Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	832	784
3.657% due 03/25/2043	116	113
Bravo Mortgage Asset Trust
3.337% due 07/25/2036	364	358
Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	800	797
Chase Issuance Trust
2.508% due 03/15/2013	8,800	8,485
2.528% due 02/15/2013	250	239
2.738% due 09/15/2011	1,600	1,581
3.138% due 11/15/2011	2,300	2,282
3.238% due 08/17/2015	6,000	5,685
4.319% due 09/15/2015	14,000	13,965

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	$162	$110
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	1,500	1,484
3.908% due 06/15/2012	142,700	139,084
GSAMP Trust
3.327% due 12/25/2035	95	95
GSR Mortgage Loan Trust
3.307% due 11/25/2030	71	70
Lehman XS Trust
3.287% due 04/25/2046	4	4
3.287% due 11/25/2046	43	41
3.297% due 05/25/2046	676	664
Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	2,066	2,035
3.257% due 05/25/2037	186	183
3.267% due 04/25/2037	231	229
3.327% due 02/25/2037	801	750
Morgan Stanley ABS Capital I
3.247% due 07/25/2036	147	146
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	1,215	1,007
6.000% due 07/25/2047	745	495
New Century Home Equity Loan Trust
3.277% due 08/25/2036	1,250	1,244
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036	8	7
Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	71	67
SACO I, Inc.
3.267% due 05/25/2036	1,829	1,628
SLM Student Loan Trust
2.800% due 01/25/2018	470	469
4.173% due 04/25/2023	322,400	323,609
Soundview Home Equity Loan Trust
3.267% due 12/25/2036	198	196
USAA Auto Owner Trust
4.160% due 04/16/2012	1,700	1,677

Total Asset-Backed Securities (Cost $605,949)		602,049

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
3.011% due 10/04/2011	17,150	17,205

Total Sovereign Issues (Cost $17,136)		17,205

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,400	$4,757
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	24,644
Brazilian Government International Bond
10.250% due 01/10/2028		10,000	4,643
France Government Bond
3.750% due 04/25/2017	EUR	1,000	1,358
General Electric Capital Corp.
4.625% due 09/15/2066		4,450	3,779
5.500% due 09/15/2066	GBP	12,450	14,814
5.500% due 09/15/2067	EUR	500	422
6.500% due 09/15/2067	GBP	30,600	32,571
Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,100	7,162
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		2,339	3,253
2.350% due 09/15/2019 (c)		11,857	15,912
Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,061,760	27,059
1.100% due 12/10/2016		10,862,540	97,219
1.200% due 06/10/2017		14,603,940	130,776
1.200% due 12/10/2017		4,745,910	42,388
1.400% due 06/10/2018		7,519,060	68,113
Pylon Ltd.
6.469% due 12/18/2008	EUR	21,850	30,582
8.869% due 12/29/2008		40,700	56,882
Republic of Germany
4.250% due 07/04/2039		5,500	7,306
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	4,552
Silver Arrow S.A.
4.585% due 08/15/2014		6,944	9,719
Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	400	76
United Kingdom Gilt
4.500% due 12/07/2042	GBP	1,000	1,769
4.750% due 12/07/2038		800	1,482

Total Foreign Currency- Denominated Issues (Cost $627,375)			591,238

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349

See Accompanying Notes	Semiannual Report	September 30, 2008	17

Schedule of Investments  Real Return Fund  (Cont.)

	SHARES	VALUE (000S)
Bank of America Corp.
7.250% due 12/31/2049	16,000	$13,364
Wachovia Corp.
7.500% due 12/31/2049	9,000	3,532

Total Convertible Preferred Stocks (Cost $36,775)		18,245

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.4%

CERTIFICATES OF DEPOSIT 0.9%
Nordea Bank Finland PLC
3.682% due 12/01/2008	$5,500	5,499
UBS AG
3.741% due 07/01/2010	6,200	5,583
Unicredito Italiano NY
3.088% due 05/18/2009	126,000	122,475

		133,557

COMMERCIAL PAPER 0.7%
BNP Paribas
3.000% due 10/01/2008	35,600	35,600

Citibank N.A.
3.570% due 10/23/2008	25,300	25,245
Royal Bank of Scotland Group PLC
8.000% due 11/03/2008	42,900	42,585

		103,430

REPURCHASE AGREEMENTS 3.5%
Barclays Capital, Inc.
2.250% due 10/01/2008	277,600	277,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $282,793. Repurchase proceeds are $277,617.)
JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	130,552	130,552
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $130,893. Repurchase proceeds are $130,553.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
0.050% due 10/06/2008	$18,275	$18,275
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $18,148. Repurchase proceeds are $18,275.)
0.500% due 10/06/2008	95,050	95,050
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $95,655. Repurchase proceeds are $95,051.)
State Street Bank and Trust Co.
1.000% due 10/01/2008	6,625	6,625
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $6,761. Repurchase proceeds are $6,625.)

		528,102

U.S. TREASURY BILLS 4.3%
0.923% due 09/25/2008 - 12/26/2008 (b)(d)(e)(f)(g)	652,440	648,825

Total Short-Term Instruments (Cost $1,420,590)		1,413,914

PURCHASED OPTIONS (k) 0.0%
(Cost $4,340)		2,845

Total Investments 202.5% (Cost $31,310,940)		$30,556,179

Written Options (l) (0.2%) (Premiums $18,301)		(24,021)

Other Assets and Liabilities (Net) (102.3%)		(15,444,887)

Net Assets 100.0%		$15,087,271

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(d)	Securities with an aggregate market value of $5,212 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $144,838 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $281,849 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $3,688 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $133,333 at a weighted average interest rate of 3.140%. On September 30, 2008, securities valued at $261,116 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $74,859 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	852	$222
90-Day Euribor June Futures	Long	06/2009	1,187	(166)
90-Day Euribor March Futures	Long	03/2009	356	1,032
90-Day Euribor September Futures	Long	09/2009	1,192	313
90-Day Eurodollar December Futures	Long	12/2008	2,302	(1,989)
90-Day Eurodollar December Futures	Long	12/2009	5,003	3,763
90-Day Eurodollar June Futures	Long	06/2009	6,420	8,504
90-Day Eurodollar June Futures	Long	06/2010	1,800	1,879
90-Day Eurodollar March Futures	Long	03/2009	1,398	960
90-Day Eurodollar March Futures	Long	03/2010	4,627	4,203
90-Day Eurodollar September Futures	Long	09/2009	9,363	12,943
Euro-Bobl December Futures	Long	12/2008	50	57
Euro-Bund 10-Year Bond December Futures	Short	12/2008	1,839	(2,018)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 124.000	Long	12/2008	1,785	77
Japan Government 10-Year Bond December Futures	Short	12/2008	250	1,515
U.S. Treasury 5-Year Note December Futures	Short	12/2008	547	500
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	1,057	143
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	870	(1,690)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,493	6,584
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	269
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	(12)
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	141	(122)

				$36,933

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Schedule of Investments  Real Return Fund  (Cont.)

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp. 6.900% due 12/15/2017	(1.820%)	12/20/2017	RBS	9.136%	$5,000	$2,131	$0	$2,131
American Standard, Inc. 5.500% due 04/01/2015	(0.660%)	06/20/2015	BOA	0.592%	6,000	(25)	0	(25)
Amgen, Inc. 5.850% due 06/01/2017	(0.670%)	06/20/2017	DUB	0.749%	9,000	49	0	49
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	5,000	(27)	0	(27)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	8,500	(136)	0	(136)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.640%)	12/20/2017	CSFB	1.400%	5,000	266	0	266
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	17,000	(961)	0	(961)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.185%)	03/20/2018	RBS	1.400%	5,000	75	0	75
Black & Decker Corp. 7.125% due 06/01/2011	(0.680%)	12/20/2012	BOA	1.106%	800	13	0	13
Brookfield Asset Management, Inc. 5.800% due 04/25/2017	(2.180%)	06/20/2017	UBS	2.500%	7,500	149	0	149
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.210%)	09/20/2012	BEAR	4.685%	7,200	789	0	789
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%)	09/20/2012	JPM	4.685%	800	89	0	89
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	RBS	4.685%	10,000	1,099	0	1,099
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	UBS	4.685%	10,000	1,099	0	1,099
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.740%)	06/20/2017	DUB	0.711%	6,195	(14)	0	(14)
CenturyTel, Inc. 6.000% due 04/01/2017	(1.850%)	06/20/2017	BCLY	1.678%	10,803	(130)	0	(130)
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%)	06/20/2018	BNP	2.656%	5,400	625	0	625
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%)	06/20/2018	UBS	2.656%	2,300	274	0	274
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	10,000	513	0	513
Clorox Co. 6.125% due 02/01/2011	(0.470%)	12/20/2012	CITI	0.696%	2,300	20	0	20
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	12/20/2012	GSC	0.445%	4,600	26	0	26
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	2,200	225	0	225
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	10,000	423	0	423

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	$5,000	$135	$0	$135
CSX Corp. 6.250% due 03/15/2018	(1.050%)	03/20/2018	CSFB	1.556%	5,000	179	0	179
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.140%)	09/20/2018	BCLY	1.280%	6,000	57	0	57
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	BCLY	1.280%	10,000	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(2.700%)	12/20/2017	GSC	4.180%	5,000	412	0	412
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(4.800%)	09/20/2012	RBS	48.784%	10,000	5,125	0	5,125
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
HCP, Inc. 6.300% due 09/15/2016	(2.830%)	09/20/2016	JPM	3.498%	2,000	73	0	73
HCP, Inc. 6.700% due 01/30/2018	(2.260%)	03/20/2018	MSC	3.382%	5,000	344	0	344
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	BNP	8.310%	2,500	547	0	547
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	DUB	8.310%	4,100	897	0	897
International Lease Finance Corp. 6.625% due 11/15/2013	(1.530%)	12/20/2013	JPM	8.310%	3,900	862	0	862
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%)	12/20/2012	BEAR	0.404%	1,000	3	0	3
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%)	03/20/2018	GSC	1.017%	4,000	45	0	45
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%)	06/20/2018	BOA	1.022%	3,700	(6)	0	(6)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 6.400% due 08/15/2017	(0.900%)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Lafarge S.A. 6.500% due 07/15/2016	(1.690%)	09/20/2016	BOA	3.174%	5,000	426	0	426
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%)	03/20/2012	JPM	2.083%	3,000	6	0	6
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%	2,000	(13)	0	(13)

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.100%)	09/20/2017	DUB	2.375%	$1,000	$17	$0	$17
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%)	09/20/2017	DUB	2.375%	2,000	32	0	32
Macy’s Retail Holdings, Inc. 7.875% due 07/15/2015	(2.470%)	09/20/2015	MSC	2.375%	10,000	(58)	0	(58)
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	GSC	2.487%	2,100	143	0	143
Marriott International, Inc. 5.810% due 11/10/2015	(1.880%)	12/20/2015	DUB	2.572%	5,000	190	0	190
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.850% due 03/15/2017	(1.920%)	03/20/2017	CITI	2.550%	8,000	296	0	296
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	BCLY	4.388%	9,800	1,133	0	1,133
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.950%)	12/20/2012	BOA	4.388%	1,600	184	0	184
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	JPM	4.388%	5,400	624	0	624
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%)	12/20/2012	UBS	4.388%	1,100	128	0	128
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%)	03/20/2013	BNP	4.321%	8,000	821	0	821
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	CITI	9.326%	10,000	2,859	0	2,859
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	DUB	9.326%	13,900	4,028	0	4,028
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	DUB	9.326%	4,000	1,144	0	1,144
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	GSC	9.326%	900	258	0	258
Motorola, Inc. 6.000% due 11/15/2017	(2.600%)	12/20/2017	DUB	2.696%	4,000	22	0	22
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nucor Corp. 5.750% due 12/01/2017	(0.486%)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%)	06/20/2018	CITI	0.916%	3,500	60	0	60
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.720%)	06/20/2018	DUB	0.916%	11,000	163	0	163
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%	1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%)	06/20/2018	CITI	0.916%	3,500	(34)	0	(34)
PPG Industries, Inc. 6.650% due 03/15/2018	(0.650%)	03/20/2018	BOA	1.192%	10,000	391	0	391

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	$5,000	$258	$0	$258
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%)	09/20/2009	JPM	3.678%	12,500	39	0	39
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	10,600	150	0	150
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	CITI	1.797%	3,000	42	0	42
Reynolds American, Inc. 7.250% due 06/01/2012	(1.100%)	06/20/2012	BCLY	1.355%	12,500	104	0	104
Reynolds American, Inc. 7.250% due 06/01/2013	(1.020%)	06/20/2013	DUB	1.552%	10,000	217	0	217
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%	7,000	(40)	0	(40)
RPM International, Inc. 6.500% due 02/15/2018	(1.030%)	03/20/2018	BOA	1.263%	8,550	141	0	141
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%	1,100	28	0	28
Ryder System, Inc. 7.200% due 09/01/2015	(1.550%)	09/20/2015	BOA	1.570%	9,000	7	0	7
SCA Finans AB 4.500% due 07/15/2015	(0.810%)	09/20/2015	DUB	1.950%	6,000	383	0	383
Sealed Air Corp. 5.625% due 07/15/2013	(1.035%)	09/20/2013	BCLY	1.774%	10,000	322	0	322
Sempra Energy 6.150% due 06/15/2018	(0.580%)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%)	06/20/2018	DUB	1.060%	1,500	57	0	57
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.750%)	09/20/2014	DUB	1.270%	10,000	264	0	264
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.975%)	06/20/2018	DUB	1.366%	15,000	429	0	429
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	400	10	0	10
Starwood Hotels & Resorts Worldwide, Inc. 6.250% due 02/15/2013	(2.370%)	03/20/2013	BOA	2.784%	3,000	45	0	45
Target Corp. 6.000% due 01/15/2018	(1.200%)	03/20/2018	MSC	0.750%	7,000	(239)	0	(239)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	3,200	208	0	208
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%	7,500	497	0	497
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%	4,000	74	0	74
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%	12,000	365	0	365
Union Pacific Corp. 5.650% due 05/01/2017	(0.810%)	06/20/2017	UBS	0.610%	5,000	(74)	0	(74)

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	GSC	0.851%	$5,000	$(19)	$0	$(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%)	06/20/2016	BOA	1.690%	2,500	(39)	0	(39)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	DUB	1.690%	5,000	164	0	164
Whirlpool Corp. 6.500% due 06/15/2016	(1.060%)	06/20/2016	GSC	1.150%	6,000	32	0	32

						$34,246	$0	$34,246

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.992%	03/20/2013	DUB	14.972%	$10,000	$(3,366)	$0	$(3,366)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	5,800	(131)	0	(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,600	(195)	0	(195)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	14,700	(838)	0	(838)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	20,000	(693)	0	(693)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	2,500	(1,075)	0	(1,075)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,600	(1,545)	0	(1,545)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,600	(3,699)	0	(3,699)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.560%	06/20/2012	UBS	28.735%	1,500	(652)	0	(652)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	4,700	(763)	0	(763)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	700	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,900	(56)	0	(56)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	5.100%	09/20/2012	BOA	48.784%	15,000	(7,634)	0	(7,634)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	1,200	(594)	0	(594)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	7,000	(3,404)	0	(3,404)

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	$1,100	$(573)	$0	$(573)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	6.310%	09/20/2012	GSC	48.784%	9,300	(4,599)	0	(4,599)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,100	(1,567)	0	(1,567)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,100	(1,565)	0	(1,565)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	MLP	48.784%	18,600	(9,200)	0	(9,200)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,700	(2,781)	0	(2,781)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	5,000	(2,546)	0	(2,546)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	7,000	(850)	0	(850)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	5,100	(624)	0	(624)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MSC	4.610%	2,100	(256)	0	(256)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,500	(42)	0	(42)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	11,700	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,700	(7,350)	0	(7,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	7,000	(5,902)	0	(5,902)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,300	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	4,000	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,900	(3)	0	(3)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	7,000	8	0	8
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,900	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,900	(61)	0	(61)

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	$19,000	$(66)	$0	$(66)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	5,000	(336)	0	(336)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	8,000	(544)	0	(544)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,282)	0	(1,282)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,900	(137)	0	(137)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	19,000	(145)	0	(145)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	11,000	(80)	0	(80)

						$(78,627)	$0	$(78,627)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$11,484	$1,309	$523	$786
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	48,520	5,531	1,590	3,941
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	137,263	15,646	4,301	11,345
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	2,178	248	98	150
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	89,397	10,190	3,429	6,761
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	31,779	3,622	1,370	2,252
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	26,400	1,395	364	1,031
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	13,000	687	166	521
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	29,300	1,266	457	809
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	224,400	12,217	1,797	10,420
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,200	2,080	168	1,912
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	62,700	3,414	278	3,136
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	151,800	8,264	1,948	6,316
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	22,700	5,072	0	5,072
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	949,300	5,244	(4,289)	9,533
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	326,200	1,802	(2,698)	4,500
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	285,000	1,574	(1,615)	3,189
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	354,100	1,956	(3,582)	5,538
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	73,900	126	(2,928)	3,054
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	67,900	116	(1,931)	2,047
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,400	790	260	530

					$83,507	$(213)	$83,720

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$10,800	$155	$0	$155
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	15,000	201	0	201
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	10,600	165	0	165
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,200	202	0	202
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	2,800	58	0	58
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	6,500	29	0	29
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	4,800	79	0	79
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	13,000	(72)	(119)	47
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	84,990	(8,846)	(13,398)	4,552

					$(8,029)	$(13,517)	$5,488

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	$(1,119)	$483	$(1,602)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(2,438)	(348)	(2,090)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		217,600	(9,365)	(19)	(9,346)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		6,000	(94)	(30)	(64)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		427,200	(6,653)	(1,671)	(4,982)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		40,800	(636)	(118)	(518)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	24	30	(6)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	294	237	57

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$345	$143	$202
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		15,900	65	(36)	101
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		468,200	5,147	(145)	5,292
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$684,000	5,603	4,966	637
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		421,100	2,844	2,842	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		594,800	4,018	3,117	901
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	(722)	(1,290)	568
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		56,200	(332)	(1,007)	675
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		459,200	(2,707)	(4,969)	2,262
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		303,100	(11,533)	7,706	(19,239)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,100	(42)	(34)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		112,900	(4,295)	2,938	(7,233)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		61,200	(2,329)	(1,914)	(415)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		78,400	(2,983)	(2,416)	(567)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(5,279)	7,930	(13,209)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(654)	178	(832)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(109)	(1)	(108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		93,900	(3,417)	362	(3,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(8,754)	1,453	(10,207)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		24,200	(881)	(309)	(572)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	2,102	(1,343)	3,445
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		56,900	(2,069)	(694)	(1,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,400	(306)	(500)	194
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		220,000	(7,999)	780	(8,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		301,350	(13,433)	(5,488)	(7,945)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		222,300	(9,909)	(8,016)	(1,893)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		17,800	(794)	(802)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		74,500	(3,321)	(2,553)	(768)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,900	(218)	(401)	183
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		231,000	(10,296)	(5,779)	(4,517)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,300	(414)	(598)	184
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		56,400	(2,514)	(2,812)	298
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY		162,000	944	80	864
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		169,500	988	91	897
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		53,500	(165)	(36)	(129)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		209,600	(646)	(184)	(462)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		35,800	(111)	(22)	(89)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		21,900	(68)	(25)	(43)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		530,800	2,455	65	2,390
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		83,700	1,605	(1,008)	2,613
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,900	(166)	144	(310)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(112)	124	(236)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		20,200	(460)	16	(476)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		21,200	(483)	8	(491)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,600	(1,303)	25	(1,328)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	(965)	(90)	(875)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	(834)	(78)	(756)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	74	(76)	150
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBS		5,600	(25)	(30)	5
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		37,500	1,434	1,553	(119)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	(1,885)	(1,245)	(640)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	(1,054)	(854)	(200)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,671	1,606	65
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(274)	663	(937)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	(246)	(1,509)	1,263

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB	GBP	28,900	$(445)	$242	$(687)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(603)	259	(862)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	(540)	(136)	(404)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		22,500	(307)	(411)	104
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		11,700	(49)	(292)	243
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		26,900	(113)	(592)	479
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		108,300	(455)	(2,397)	1,942
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		10,200	(43)	(256)	213
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	1,052	933	119
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	479	407	72
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	2,891	1,103	1,788
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		17,000	(500)	(111)	(389)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		24,400	(718)	(286)	(432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,300	(388)	(234)	(154)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		33,200	(5,603)	(3,512)	(2,091)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	(54)	(728)	674
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	210,000	(74)	0	(74)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		476,300	(1,595)	90	(1,685)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		11,800	(39)	(2)	(37)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		132,800	(346)	0	(346)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	33,900	(606)	0	(606)
Pay	France CPI ex-Tobacco Index	2.040%	03/15/2010	BCLY		50,000	(221)	0	(221)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		60,000	(497)	0	(497)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		52,200	(427)	(115)	(312)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		8,800	(70)	(2)	(68)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		22,700	(104)	12	(116)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		33,900	(527)	0	(527)
Pay	France CPI ex-Tobacco Index	2.100%	03/13/2011	DUB		4,800	(72)	0	(72)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		31,400	(707)	0	(707)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		27,800	(488)	0	(488)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		6,900	(241)	0	(241)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		40,900	(1,520)	(85)	(1,435)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		72,600	(2,307)	0	(2,307)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,900	(233)	4	(237)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		12,600	(502)	7	(509)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,200	(189)	11	(200)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,900	(243)	0	(243)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,900	(296)	0	(296)

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY	EUR	3,000	$(122)	$0	$(122)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,200	(93)	1	(94)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		17,000	(424)	0	(424)
Pay	France CPI ex-Tobacco Index	2.098%	09/28/2012	BNP		33,000	(1,223)	0	(1,223)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		75,000	(2,825)	46	(2,871)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		33,100	(592)	0	(592)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		30,000	(439)	0	(439)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(4,352)	0	(4,352)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	(251)	12	(263)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	(1,108)	23	(1,131)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	(3,746)	0	(3,746)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(2,704)	0	(2,704)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(3,132)	0	(3,132)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(911)	0	(911)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.790%	10/07/2015	BNP		50,000	605	0	605
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		39,000	1,699	0	1,699
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		6,900	289	0	289

							$(130,427)	$(16,919)	$(113,508)

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/21/2008	3,038	$55	$49
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,994	36	31
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,464	63	54
Call - CBOT U.S. Treasury 30-Year Bond December Futures	139.000	11/21/2008	5,147	93	75
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	1,609	29	23
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	81	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,642	30	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	643	12	10
Put - CBOT U.S. Treasury 30-Year Bond December Futures	90.000	11/21/2008	2,305	42	38

				$361	$308

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$170,800	$1,879	$1,369
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	172
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	116
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	89
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	316

							$3,328	$2,472

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 10/01/2038	$106.000	10/07/2008	$2,000	$0	$0
Call - OTC Freddie Mac 5.500% due 11/01/2038	107.500	11/06/2008	2,354,000	265	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	79.000	10/07/2008	200,000	24	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	500	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	495,200	56	2
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	93.313	10/17/2008	700,000	55	9
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	90.000	10/17/2008	1,000,000	78	18
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.375	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.000	10/17/2008	119,200	9	5
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.750	10/06/2008	4,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	96.000	10/17/2008	750,000	59	13
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	101.750	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	97.000	10/17/2008	685,900	54	9
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/17/2008	650,000	51	9

				$651	$65

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	3,529	$2,330	$2,851
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	125	84	76
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	362	299	542
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	451	400	552
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	3,634	1,852	4,675
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	362	265	270

				$5,230	$8,966

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$74,000	$1,950	$1,634
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	100
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	112
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	3,788
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,672
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	145
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	602	516
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	3,845
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	1,697

							$11,871	$13,935

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$60,000	$600	$977
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	60,000	600	143

				$1,200	$1,120

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	32,564	166,400	27,489
Closing Buys	(6,965)	(457,400)	(20,670)
Expirations	(29,119)	(1,053,600)	(56,932)
Exercised	0	0	0

Balance at 09/30/2008	8,463	$506,400	$18,301

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2038	$218,000	$215,238	$212,175
Fannie Mae	5.500%	10/01/2023	4,800	4,888	4,838
Fannie Mae	5.500%	10/01/2038	246,467	242,549	245,504
Freddie Mac	5.000%	10/01/2038	200	197	195
Freddie Mac	5.500%	09/01/2038	890,000	862,918	901,820
Freddie Mac	5.500%	10/01/2038	2,411,100	2,400,410	2,395,655

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	6.000%	10/01/2038	$92,500	$93,425	$93,555
Ginnie Mae	5.500%	10/01/2038	6,000	6,040	5,995
U.S. Treasury Bonds	5.000%	05/15/2037	325,600	366,462	367,462
U.S. Treasury Bonds	7.500%	11/15/2024	15,100	20,803	21,023
U.S. Treasury Notes	2.500%	03/31/2013	513,200	501,780	507,494
U.S. Treasury Notes	3.250%	12/31/2009	93,300	94,558	95,648
U.S. Treasury Notes	3.500%	02/15/2018	306,200	298,462	301,860
U.S. Treasury Notes	3.625%	12/31/2012	30,710	31,820	32,112
U.S. Treasury Notes	4.000%	02/15/2015	27,200	28,378	28,617
U.S. Treasury Notes	4.000%	08/15/2018	12,800	13,101	13,041
U.S. Treasury Notes	4.125%	08/31/2012	123,600	129,784	130,864
U.S. Treasury Notes	4.125%	05/15/2015	8,750	9,265	9,375
U.S. Treasury Notes	4.250%	08/15/2014	97,800	103,552	104,933
U.S. Treasury Notes	4.250%	08/15/2015	7,800	8,289	8,303
U.S. Treasury Notes	4.500%	02/15/2016	108,600	116,777	116,581
U.S. Treasury Notes	4.750%	05/15/2014	201,500	219,755	224,154
U.S. Treasury Notes	4.750%	08/15/2017	110,300	120,175	119,005
U.S. Treasury Notes	4.875%	08/15/2016	123,550	135,707	134,770
U.S. Treasury Notes	5.125%	05/15/2016	71,300	78,926	79,891

				$6,103,259	$6,154,870

(6)	Market value includes $21,659 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	$2,235	10/2008	$154	$0	$154
Sell	BRL	BCLY	18,710	12/2008	1,225	0	1,225
Sell		HSBC	104,872	12/2008	5,211	0	5,211
Buy		JPM	217,373	12/2008	0	(2,820)	(2,820)
Buy		MSC	100,304	12/2008	0	(7,177)	(7,177)
Sell		MSC	78,463	12/2008	2,528	0	2,528
Sell		UBS	13,284	12/2008	602	0	602
Buy	CAD	RBC	282	10/2008	0	(3)	(3)
Sell	CHF	MSC	10,851	12/2008	112	0	112
Buy	CNY	BCLY	158,605	12/2008	0	(187)	(187)
Buy		BCLY	51,344	07/2009	0	(598)	(598)
Buy		DUB	138,073	07/2009	0	(1,520)	(1,520)
Buy		HSBC	74,825	07/2009	0	(673)	(673)
Buy		BCLY	198,206	09/2009	0	(805)	(805)
Buy		HSBC	197,458	09/2009	0	(763)	(763)
Buy	EUR	BCLY	4,159	10/2008	0	(222)	(222)
Buy		BOA	40,031	10/2008	0	(2,744)	(2,744)
Buy		CITI	15,474	10/2008	0	(886)	(886)
Sell		CITI	79,213	10/2008	0	(258)	(258)
Buy	EUR	CSFB	18,257	10/2008	0	(1,112)	(1,112)
Buy		GSC	7,904	10/2008	0	(491)	(491)
Buy		JPM	1,534	10/2008	0	(89)	(89)
Sell		UBS	165,639	10/2008	9,236	0	9,236
Buy	GBP	BCLY	7,279	10/2008	0	(277)	(277)
Buy		CITI	31,986	10/2008	0	(1,240)	(1,240)
Buy		CSFB	18,818	10/2008	0	(1,490)	(1,490)
Buy		JPM	4,002	10/2008	0	(313)	(313)

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Real Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	MSC	$38,696	10/2008	$0	$(2,954)	$(2,954)
Buy		RBS	6,705	10/2008	0	(532)	(532)
Buy		UBS	9,711	10/2008	0	(769)	(769)
Sell		UBS	141,113	11/2008	4,865	0	4,865
Sell	JPY	BCLY	879,560	10/2008	50	0	50
Sell		DUB	33,708,188	10/2008	0	(6,011)	(6,011)
Sell		UBS	66,874	10/2008	0	(9)	(9)
Sell		BCLY	879,560	11/2008	16	0	16
Sell	MXN	BCLY	146,506	11/2008	888	0	888
Buy		DUB	20,532	11/2008	0	(80)	(80)
Buy		JPM	381,193	11/2008	0	(2,115)	(2,115)
Sell		JPM	231,576	11/2008	909	0	909
Buy		MSC	20,298	11/2008	0	(79)	(79)
Buy	MYR	BCLY	36,945	11/2008	0	(734)	(734)
Sell		BCLY	83,164	11/2008	0	(254)	(254)
Buy		DUB	135	11/2008	0	(2)	(2)
Buy		JPM	101	11/2008	0	(2)	(2)
Buy		JPM	45,351	02/2009	0	(893)	(893)
Buy	NZD	BCLY	4,578	10/2008	0	(142)	(142)
Sell	PHP	BCLY	689,996	11/2008	0	(151)	(151)
Buy		HSBC	188,000	11/2008	0	(260)	(260)
Buy		JPM	188,500	11/2008	0	(228)	(228)
Buy		BCLY	43,600	02/2009	0	(45)	(45)
Buy		DUB	21,200	02/2009	0	(29)	(29)
Buy		HSBC	52,500	02/2009	0	(57)	(57)
Buy		JPM	73,919	02/2009	0	(59)	(59)
Buy		MLP	16,600	02/2009	0	(22)	(22)
Buy		MSC	58,600	02/2009	0	(66)	(66)
Buy		RBS	16,200	02/2009	0	(22)	(22)
Buy		LEH	11,100	12/2010	0	(12)	(12)
Sell		LEH	11,100	12/2010	0	(6)	(6)
Buy	PLN	HSBC	130,931	05/2009	0	(4,812)	(4,812)
Sell	RUB	BCLY	1,332,260	11/2008	1,414	0	1,414
Buy		DUB	1,036,669	11/2008	0	(1,831)	(1,831)
Buy		HSBC	416,610	11/2008	0	(838)	(838)
Sell		HSBC	748,678	11/2008	816	0	816
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		HSBC	17,945	05/2009	0	(54)	(54)
Sell	SEK	RBS	5,030	10/2008	33	0	33
Buy	SGD	BCLY	16,555	11/2008	0	(542)	(542)
Buy		BOA	16,358	11/2008	0	(633)	(633)
Buy		CITI	1,490	11/2008	0	(22)	(22)
Buy		DUB	17,234	11/2008	0	(581)	(581)
Buy		JPM	1,527	11/2008	0	(22)	(22)
Buy		UBS	16,282	11/2008	0	(625)	(625)

					$28,059	$(50,218)	$(22,159)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,349	$30,550,539	$4,291	$30,556,179
Short Sales, at value	0	(6,133,211)	0	(6,133,211)
Other Financial Instruments ++	36,932	(90,048)	(26,127)	(79,243)

Total	$38,281	$24,327,280	$(21,836)	$24,343,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,330	$4,146	$0	$0	$(121)	$(6,064)	$4,291
Other Financial Instruments ++	(10,099)	0	0	0	(17,845)	1,817	(26,127)

Total	$(3,769)	$4,146	$0	$0	$(17,966)	$(4,247)	$(21,836)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class A
09/30/2008+	$11.45	$0.24	$(1.00)	$(0.76)	$(0.23)	$0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
Class B
09/30/2008+	11.45	0.20	(1.01)	(0.81)	(0.18)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
Class C
09/30/2008+	11.45	0.21	(1.00)	(0.79)	(0.20)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.46	(6.76)%	$3,279,919	0.90	%*	0.90	%*	4.34	%*	560%
0.00	(0.92)	11.45	14.33	3,112,012	0.90		0.90		5.29		806
(0.01)	(0.42)	10.89	4.53	2,880,617	0.90		0.90		3.16		480
0.00	(0.65)	10.82	0.35	3,428,636	0.90		0.90		4.31		388
0.00	(0.70)	11.42	3.00	3,327,325	0.90		0.90		3.11		369
0.00	(0.86)	11.79	11.24	2,503,472	0.90		0.90		2.85		308

0.00	(0.18)	10.46	(7.11)	495,965	1.65	*	1.65	*	3.58	*	560
0.00	(0.83)	11.45	13.49	633,778	1.65		1.65		4.62		806
(0.01)	(0.34)	10.89	3.76	737,160	1.65		1.65		2.52		480
0.00	(0.57)	10.82	(0.40)	1,013,934	1.65		1.65		3.67		388
0.00	(0.62)	11.42	2.23	1,257,959	1.65		1.65		2.51		369
0.00	(0.77)	11.79	10.41	1,279,605	1.65		1.65		2.18		308

0.00	(0.20)	10.46	(6.99)	1,674,402	1.40	*	1.40	*	3.84	*	560
0.00	(0.86)	11.45	13.77	1,580,743	1.40		1.40		4.80		806
(0.01)	(0.36)	10.89	4.02	1,493,749	1.40		1.40		2.81		480
0.00	(0.59)	10.82	(0.15)	2,188,960	1.40		1.40		3.88		388
0.00	(0.65)	11.42	2.48	2,451,603	1.40		1.40		2.67		369
0.00	(0.80)	11.79	10.69	2,088,573	1.40		1.40		2.39		308

Semiannual Report	September 30, 2008	37

Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$30,028,077
Repurchase agreements, at value	528,102
Cash	373,811
Deposits with counterparty	74,859
Foreign currency, at value	67,277
Receivable for investments sold	6,102,928
Receivable for investments sold on a delayed-delivery basis	855,522
Receivable for Fund shares sold	61,648
Interest and dividends receivable	208,544
Variation margin receivable	1,280
Swap premiums paid	63,050
Unrealized appreciation on foreign currency contracts	28,059
Unrealized appreciation on swap agreements	157,923
Other assets	422
38,551,502
Liabilities:
Payable for the reverse repurchase agreements	$250,168
Payable for investments purchased	1,732,455
Payable for investments purchased on a delayed-delivery basis	14,801,837
Payable for short sales	6,154,870
Payable for Fund shares redeemed	84,660
Dividends payable	8,274
Written options outstanding	24,021
Accrued investment advisory fee	3,139
Accrued administrative fee	3,624
Accrued distribution fee	1,216
Accrued servicing fee	1,390
Variation margin payable	26,741
Swap premiums received	93,699
Unrealized depreciation on foreign currency contracts	50,218
Unrealized depreciation on swap agreements	226,604
Other liabilities	1,315
23,464,231
Net Assets	$15,087,271
Net Assets Consist of:
Paid in capital	$16,169,150
(Overdistributed) net investment income	(28,318)
Accumulated undistributed net realized (loss)	(208,301)
Net unrealized (depreciation)	(845,260)
$15,087,271
Net Assets:
Class A	$3,279,919
Class B	495,965
Class C	1,674,402
Other Classes	9,636,985
Shares Issued and Outstanding:
Class A	313,679
Class B	47,431
Class C	160,134
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.46
Class B	10.46
Class C	10.46
Cost of Investments Owned	$30,782,838
Cost of Repurchase Agreements Owned	$528,102
Cost of Foreign Currency Held	$69,526
Proceeds Received on Short Sales	$6,103,259
Premiums Received on Written Options	$18,301
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO Funds	See Accompanying Notes

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$408,891
Dividends	1,066
Miscellaneous income	103
Total Income	410,060

Expenses:
Investment advisory fees	19,551
Administrative fees	22,417
Distribution fees - Class B	2,166
Distribution fees - Class C	4,174
Servicing fees - Class A	4,071
Servicing fees - Class B	722
Servicing fees - Class C	2,087
Distribution and/or servicing fees - Other Classes	2,812
Trustees' fees	9
Interest expense	174
Miscellaneous expense	32
Total Expenses	58,215

Net Investment Income	351,845

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(647,152)
Net realized gain on futures contracts, written options and swaps	125,955
Net realized gain on foreign currency transactions	92,371
Net change in unrealized (depreciation) on investments	(906,012)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(77,987)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(35,426)
Net (Loss)	(1,448,251)

Net (Decrease) in Net Assets Resulting from Operations	$(1,096,406)

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Statements of Changes in Net Assets

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$351,845	$646,908
Net realized gain (loss)	(428,826)	912,700
Net change in unrealized appreciation (depreciation)	(1,019,425)	70,875
Net increase (decrease) resulting from operations	(1,096,406)	1,630,483

Distributions to Shareholders:
From net investment income
Class A	(65,988)	(137,415)
Class B	(9,500)	(28,485)
Class C	(29,625)	(62,638)
Other Classes	(224,118)	(386,771)
From net realized capital gains
Class A	0	(85,187)
Class B	0	(21,089)
Class C	0	(44,905)
Other Classes	0	(239,600)

Total Distributions	(329,231)	(1,006,090)

Fund Share Transactions:
Receipts for shares sold
Class A	1,001,455	1,212,448
Class B	11,573	22,216
Class C	374,194	346,499
Other Classes	2,586,163	4,807,987
Issued as reinvestment of distributions
Class A	51,911	169,759
Class B	6,593	34,399
Class C	18,486	68,841
Other Classes	205,495	569,654
Cost of shares redeemed
Class A	(583,912)	(1,283,864)
Class B	(106,509)	(190,928)
Class C	(144,988)	(395,944)
Other Classes	(2,392,598)	(2,425,613)
Net increase resulting from Fund share transactions	1,027,863	2,935,454

Fund Redemption Fee	2	61

Total Increase (Decrease) in Net Assets	(397,772)	3,559,908

Net Assets:
Beginning of period	15,485,043	11,925,135
End of period*	$15,087,271	$15,485,043

*Including (overdistributed) net investment income of:	$(28,318)	$(50,932)

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 2(o), Swap Agreements.

Semiannual Report	September 30, 2008	41

Notes to Financial Statements  (Cont.)

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that

42	PIMCO Funds

(Unaudited) September 30, 2008

may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Semiannual Report	September 30, 2008	43

Notes to Financial Statements  (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are

44	PIMCO Funds

(Unaudited) September 30, 2008

recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	September 30, 2008	45

Notes to Financial Statements  (Cont.)

(m) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Short Sales   The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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(Unaudited) September 30, 2008

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Semiannual Report	September 30, 2008	47

Notes to Financial Statements  (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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(Unaudited) September 30, 2008

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the

Semiannual Report	September 30, 2008	49

Notes to Financial Statements  (Cont.)

borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage- related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and

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chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives

Semiannual Report	September 30, 2008	51

Notes to Financial Statements  (Cont.)

transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.20%	0.20%	0.40%	0.40%(1)	0.40%	0.40%

(1)	Effective October 1, 2008, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.35% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection

52	PIMCO Funds

(Unaudited) September 30, 2008

with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $927,105 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Semiannual Report	September 30, 2008	53

Notes to Financial Statements  (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Real Return Fund	$35,723	$0

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

54	PIMCO Funds

(Unaudited) September 30, 2008

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$152,570,905	$147,625,620	$3,472,066	$1,137,450

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	89,749	$1,001,465	109,245	$1,212,448
Class B	1,037	11,573	2,000	22,216
Class C	33,486	374,194	30,931	346,499
Other Classes	231,118	2,586,163	431,194	4,807,987
Issued as reinvestment of distributions
Class A	4,700	51,911	15,580	169,759
Class B	596	6,593	3,164	34,399
Class C	1,674	18,486	6,326	68,841
Other Classes	18,595	205,495	52,225	569,654
Cost of shares redeemed
Class A	(52,435)	(583,912)	(117,632)	(1,283,864)
Class B	(9,525)	(106,509)	(17,520)	(190,928)
Class C	(13,017)	(144,988)	(36,409)	(395,944)
Other Classes	(214,904)	(2,392,598)	(222,140)	(2,425,613)
Net increase resulting from Fund share transactions	91,072	$1,027,863	258,964	$2,935,454

9. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to

Semiannual Report	September 30, 2008	55

Notes to Financial Statements  (Cont.)

tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

56	PIMCO Funds

(Unaudited) September 30, 2008

At September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$196,481	$(951,242)	$(754,761)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and passive foreign investment companies.

Semiannual Report	September 30, 2008	57

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BOA	Bank of America	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	LEH	Lehman Brothers, Inc.
BEAR	Bear Stearns & Co., Inc.	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BSN	Bank of Nova Scotia	RBC	Royal Bank of Canada
CITI	Citigroup, Inc.	RBS	Royal Bank of Scotland Group PLC
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakian Koruna
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	UAH	Ukrainian Hryvnia
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	UYU	Uruguayan Peso
KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter

58	PIMCO Funds

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.IG	Credit Derivatives Index - Investment Grade	GSCI	Goldman Sachs Commodity Index Total Return
CDX.NA	Credit Derivatives Index - North America	HICP	Harmonized Index of Consumer Prices
CDX.XO	Credit Derivatives Index - Crossover	LCDX	Liquid Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CPI	Consumer Price Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company
BRIBOR	Brastislava Interbank Offered Rate	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security
CMBS	Collateralized Mortgage-Backed Security	MSCI	Morgan Stanley Capital International
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
ISDA	International Swaps and Derivatives Association, Inc.	WIBOR	Warsaw Interbank Offered Rate
JIBOR	Johannesburg Interbank Offered Rate	WTI	West Texas Intermediate

Semiannual Report	September 30, 2008	59

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

60	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’

Semiannual Report	September 30, 2008	61

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody,

62	PIMCO Funds

distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and

Semiannual Report	September 30, 2008	63

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared

64	PIMCO Funds

favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

Semiannual Report	September 30, 2008	65

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

66	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689SA_23338

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		24
Financial Highlights		26
Statements of Assets and Liabilities		36
Consolidated Statement of Assets and Liabilities		39
Statements of Operations		40
Consolidated Statement of Operations		43
Statements of Changes in Net Assets		44
Consolidated Statements of Changes in Net Assets		49
Statements of Cash Flows		50
Notes to Financial Statements		176
Glossary		193
Privacy Policy		194
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		195

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	52
All Asset All Authority Fund	7	53
European StocksPLUS® TR Strategy Fund	8	54
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	9	59
Fundamental Advantage Tax Efficient Strategy Fund	10	67
Fundamental Advantage Total Return Strategy Fund	11	69
Fundamental IndexPLUS™ Fund	12	75
Fundamental IndexPLUS™ TR Fund	13	84
International StocksPLUS® TR Strategy Fund (Unhedged)	14	93
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15	100
Japanese StocksPLUS® TR Strategy Fund	16	109
Real Return Asset Fund	17	116
RealEstateRealReturn Strategy Fund	18	127
Small Cap StocksPLUS® TR Fund	19	135
StocksPLUS® Long Duration Fund	20	142
StocksPLUS® Total Return Fund	21	146
StocksPLUS® TR Short Strategy Fund	22	154
CommodityRealReturn Strategy Fund®	23	162

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and

2	PIMCO Funds	Strategic Markets Funds

other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and the All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses—the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds	Strategic Markets Funds

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the following Funds were first offered in (month/year): All Asset Fund (12/02), Fundamental IndexPLUS™ Fund (6/05), Fundamental IndexPLUS™ TR Fund (6/05), International StocksPLUS® TR Strategy Fund (Unhedged) (11/06) and CommodityRealReturn Strategy Fund® (2/03). The Class P Shares of the following Funds were first offered in (month/year): Fundamental IndexPLUS™ TR Fund (4/08), CommodityRealReturn Strategy Fund® (4/08), StocksPLUS® Total Return Fund (4/08), All Asset Fund (4/08), Small Cap StocksPLUS® TR Fund (4/08), International StocksPLUS® TR Strategy Fund (Unhedged) (4/08), RealEstateRealReturn Strategy Fund (4/08), and All Asset All Authority Fund (7/08). All other Funds in this Semiannual Report do not currently offer Administrative Class and Class P Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO All Asset Fund	Institutional Class	PAAIX
	Administrative Class	PAALX
	Class P	PALPX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	20.7%
Developing Local Markets Fund	9.8%
Real Return Fund	9.5%
Emerging Local Bond Fund	9.4%
Investment Grade Corporate Bond Fund	7.4%
Emerging Markets Bond Fund	5.8%
Other	37.4%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	-8.17%	-6.46%	5.80%	8.24%
PIMCO All Asset Fund Administrative Class	-8.31%	-6.71%	5.53%	7.98%
PIMCO All Asset Fund Class P	-8.18%	-6.52%	5.70%	8.14%
Lehman Brothers U.S. TIPS: 1-10 Year Index	-2.68%	7.89%	4.99%	6.04%
Consumer Price Index + 500 Basis points	5.04%	10.28%	8.66%	8.47%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	6.26%	7.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.975% for the Institutional Class shares and 1.225% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.075% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$918.31	$916.95	$909.64		$1,024.02	$1,022.76	$1,023.51
Expenses Paid During Period†	$1.01	$2.21	$1.24		$1.07	$2.33	$1.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.205% for Institutional Class, 0.455% for Administrative Class and 0.305% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 0.205% for the Institutional Class, 0.455% for Administrative Class and 0.305% for Class P reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund.

»	A modest allocation to the PIMCO GNMA Fund benefited performance as the underlying Fund posted a positive return and outperformed the Lehman Brothers U.S. TIPS: 1-10 Year Index.

»

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, detracted from performance as both underlying Funds underperformed the benchmark.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer-maturity U.S. TIPS underperformed the shorter-maturity U.S. TIPS in the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the underlying benchmarks.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the underlying Fund underperformed the benchmark.

6	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund
	Institutional Class	PAUIX
	Class P	PAUPX

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	22.2%
StocksPLUS® TR Short Strategy Fund	13.2%
Investment Grade Corporate Bond Fund	9.9%
Developing Local Markets Fund	8.8%
Emerging Local Bond Fund	8.5%
Emerging Markets Bond Fund	5.1%
Other	32.3%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	-7.03%	-1.41%	6.51%
PIMCO All Asset All Authority Fund Class P	-6.98%	-1.40%	6.30%
S&P 500 Index	-10.87%	-21.98%	4.09%
Consumer Price Index + 650 Basis points	5.82%	11.94%	10.38%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	5.55%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 3.02% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 3.12% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$929.70	$921.71		$1,022.06	$1,021.76
Expenses Paid During Period†	$2.90	$1.42		$3.04	$3.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.60% for Institutional Class and 0.66% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 83/365 for Class Pà (to reflect the inception date of 07/10/08 for Class P Shares). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to management fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other fund of the Trust, except the PIMCO All Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund.

»	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the underlying Fund’s short exposure to the S&P 500 Index, which declined over the period.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, benefited performance as U.S. TIPS outperformed the S&P 500 Index.

»

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both underlying Funds outperformed the benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as the underlying Fund outperformed the benchmark.

»

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period, which was lower than the return of the benchmark.

»

Modest exposure to equity strategies, primarily through the PIMCO Far East (ex- Japan) StocksPLUS® TR Strategy Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both underlying Funds declined more than the S&P 500 Index.

Semiannual Report	September 30, 2008	7

PIMCO European StocksPLUS® TR Strategy Fund
	Institutional Class	PESIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	72.9%
U.S. Treasury Obligations	8.6%
Corporate Bonds & Notes	8.3%
Mortgage-Backed Securities	4.8%
Asset-Backed Securities	2.2%
Other	3.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO European StocksPLUS® TR Strategy Fund Institutional Class	-19.28%	-32.10%	5.55%
European Blue Chip 50 Index (Hedged)	-14.49%	-29.06%	6.79%
Lipper European Region Funds Average	-24.12%	-32.32%	9.83%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.53% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$807.18	$1,002.91
Expenses Paid During Period†	$20.02	$22.19

† Expenses are equal to the net annualized expense ratio of 4.42% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO European StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in European equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to European equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing European equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies generally detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Institutional Class	PEJIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	59.0%
Corporate Bonds & Notes	13.6%
U.S. Treasury Obligations	9.0%
Asset-Backed Securities	4.9%
Short-Term Instruments	4.2%
Other	9.3%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	-24.91%	-31.91%	7.97%
MSCI All Country Far East (ex-Japan) Hedged USD Index	-23.69%	-34.04%	11.07%
Lipper Pacific ex-Japan Funds Average	-26.94%	-35.36%	11.71%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.52% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$750.87	$1,009.43
Expenses Paid During Period†	$13.69	$15.72

† Expenses are equal to the net annualized expense ratio of 3.12% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to the Far East (ex-Japan) equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

Semiannual Report	September 30, 2008	9

PIMCO Fundamental Advantage Tax Efficient Strategy Fund
	Institutional Class	PFAEX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Pennsylvania	11.8%
Texas	9.1%
North Carolina	8.8%
California	7.9%
Puerto Rico	7.1%
Ohio	5.8%
Arizona	5.6%
Tennessee	5.5%
Mississippi	5.2%
Illinois	5.1%
Other	28.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Institutional Class	-6.11%	-6.30%
SIFMA Municipal Swap Index	1.11%	1.33%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.89% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$938.87	$1,020.61
Expenses Paid During Period†	$4.33	$4.51

† Expenses are equal to the net annualized expense ratio of 0.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.89% for the Institutional Class reflects net annualized expenses after application of an expense waiver of 0.47%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Tax Efficient Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed income instruments, a substantial portion of which are expected to be high-yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s long-short equity exposure was positive for absolute performance over this period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»	The Fund’s duration and curve positioning detracted from performance as municipal rates rose across the yield curve and the municipal yield curve steepened over the period.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 4.89%. The yield was 7.52% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.43% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

10	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental Advantage Total Return Strategy Fund
	Institutional Class	PFATX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.1%
Corporate Bonds & Notes	29.4%
Short-Term Instruments	12.8%
Asset-Backed Securities	12.5%
Mortgage-Backed Securities	1.7%
Other	1.5%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	-3.61%	-3.61%
3 Month LIBOR Index	1.38%	1.79%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.89% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$963.91	$1,019.80
Expenses Paid During Period†	$5.17	$5.32

† Expenses are equal to the net annualized expense ratio of 1.05% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed income instruments.

»	The Fund’s long-short equity exposure was positive for absolute performance over the period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	A U.K. interest rate strategy detracted from performance as rates moved higher during the period.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Semiannual Report	September 30, 2008	11

PIMCO Fundamental IndexPLUS™ Fund	Institutional Class	PFPIX
	Administrative Class	PFPAX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	35.3%
U.S. Government Agencies	17.6%
Mortgage-Backed Securities	15.3%
Asset-Backed Securities	14.3%
Short-Term Instruments	12.5%
Convertible Preferred Stocks	1.8%
Other	3.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	-18.13%	-29.10%	-1.55%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	-18.19%	-29.28%	-1.80%
FTSE RAFI™ 1000 Index	-12.23%	-24.33%	0.76%
S&P 500 Index	-10.87%	-21.98%	1.30%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	1.20%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.76% for the Institutional Class shares and 1.02% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$818.73	$818.10	$1,020.10	$1,018.85
Expenses Paid During Period†	$4.51	$5.65	$5.01	$6.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.99% for Institutional Class and 1.24% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies generally detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

12	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ TR Fund	Institutional Class	PXTIX
	Administrative Class	PXTAX
	Class P	PIXPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.7%
Corporate Bonds & Notes	19.2%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%
Other	5.7%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	-19.17%	-26.90%	-1.02%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	-19.33%	-27.12%	-1.29%
PIMCO Fundamental IndexPLUS™ TR Fund Class P	-19.27%	-27.04%	-1.17%
FTSE RAFI™ 1000 Index	-12.23%	-24.33%	0.76%
S&P 500 Index	-10.87%	-21.98%	1.30%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	1.20%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.28% for the Institutional Class shares and 1.54% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.38% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$808.35	$806.67	$765.87		$1,017.10	$1,015.84	$1,016.60
Expenses Paid During Period†	$7.21	$8.33	$6.25		$8.04	$9.30	$8.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.59% for Institutional Class, 1.84% for Administrative Class and 1.69% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies slightly benefited performance as profits from short exposure to the British pound and the euro largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Semiannual Report	September 30, 2008	13

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Institutional Class	PSKIX
	Administrative Class	PSKAX
	Class P	PPLPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	11.1%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.4%
Other	2.8%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	-26.02%	-30.96%	-11.59%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	-26.09%	-31.08%	-11.82%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	-26.02%	-31.00%	-11.64%
MSCI EAFE Net Dividend Index (USD Unhedged)	-22.35%	-30.50%	-10.79%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	-9.71%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.28% for the Institutional Class shares and 1.51% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.38% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$739.78	$739.07	$696.77		$1,017.00	$1,015.74	$1,017.05
Expenses Paid During Period†	$7.02	$8.11	$5.69		$8.14	$9.40	$8.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.61% for Institutional Class, 1.86% for Administrative Class and 1.60% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to the international equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

14	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Institutional Class	PISIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	55.5%
Corporate Bonds & Notes	14.0%
U.S. Treasury Obligations	11.8%
Short-Term Instruments	7.4%
Mortgage-Backed Securities	4.5%
Other	6.8%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	-17.31%	-30.88%	6.09%
MSCI EAFE Net Dividend Hedged USD Index	-14.21%	-29.27%	6.73%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	8.26%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio is as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.51% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$826.94	$1,013.69
Expenses Paid During Period†	$10.40	$11.46

† Expenses are equal to the net annualized expense ratio of 2.18% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives hedged into U.S. Dollars, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to international equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»	Currency strategies slightly benefited performance as profits from short exposure to the British pound largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Semiannual Report	September 30, 2008	15

PIMCO Japanese StocksPLUS® TR Strategy Fund
	Institutional Class	PJSIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.1%
Corporate Bonds & Notes	12.0%
Short-Term Instruments	10.3%
Mortgage-Backed Securities	8.7%
U.S. Treasury Obligations	7.3%
Other	10.6%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO Japanese StocksPLUS® TR Strategy Fund Institutional Class	-13.67%	-34.39%	3.61%
MSCI Japan Hedged USD Index	-9.76%	-31.84%	5.89%
Lipper Japanese Funds Average	-18.80%	-31.62%	0.29%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.43% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$863.26	$1,017.25
Expenses Paid During Period†	$7.29	$7.89

† Expenses are equal to the net annualized expense ratio of 1.56% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Japanese StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in Japanese equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to Japanese equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»	Currency strategies slightly benefited performance as profits from short exposure to the British pound largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

16	PIMCO Funds	Strategic Markets Funds

PIMCO Real Return Asset Fund
	Institutional Class	PRAIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	52.8%
U.S. Government Agencies	15.5%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	10.0%
Asset-Backed Securities	4.3%
Other	3.3%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (11/12/01)**
PIMCO Real Return Asset Fund Institutional Class	-9.32%	0.63%	5.18%	7.31%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	-6.61%	2.24%	5.68%	7.32%
Lipper Treasury Inflation Protected Securities Funds Average	-4.87%	3.95%	4.09%	5.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.56% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$906.85	$1,022.01
Expenses Paid During Period†	$2.92	$3.09

† Expenses are equal to the net annualized expense ratio of 0.61% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s advisory fee was reduced by 0.05% to 0.30%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “ Expenses Paid During Period” amounts would have been $2.68 for Institutional Class based upon the Fund’s actual performance, and $2.84 for Institutional Class based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

»	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

»	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

»	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

»	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

»	Modest exposure to commodities via commodity-linked derivative instruments detracted from performance as commodities declined 16.07%, as measured by the Dow Jones-AIG Commodity Index Total Return.

Semiannual Report	September 30, 2008	17

PIMCO RealEstateRealReturn Strategy Fund
	Institutional Class	PRRSX
	Class P	PETPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.3%
U.S. Government Agencies	28.0%
Corporate Bonds & Notes	8.0%
Short-Term Instruments	5.4%
Asset-Backed Securities	2.5%
Other	1.8%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	-8.43%	-11.16%	14.44%
PIMCO RealEstateRealReturn Strategy Fund Class P	-8.60%	-11.37%	14.29%
Dow Jones Wilshire Real Estate Investment Trust Index	-0.87%	-12.47%	13.33%
Lipper Real Estate Funds Average	-3.35%	-14.61%	11.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.75% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.85% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$915.70	$879.18		$1,021.36	$1,020.86
Expenses Paid During Period†	$3.55	$3.31		$3.75	$4.26

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class and 0.85% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Real Estate Investment Trusts (“REITs”) declined 0.87% as measured by the Fund’s benchmark index, the Dow Jones Wilshire Real Estate Investment Trust Index, which detracted from total return performance through the Fund’s derivative exposure to the Index.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

»	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

»	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

»	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

»	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

»	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

18	PIMCO Funds	Strategic Markets Funds

PIMCO Small Cap StocksPLUS® TR Fund
	Institutional Class	PSCSX
	Class P	PCKPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	64.3%
Corporate Bonds & Notes	13.0%
Short-Term Instruments	12.1%
Asset-Backed Securities	6.1%
Mortgage-Backed Securities	2.2%
Other	2.3%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	-1.30%	-12.23%	-1.76%
PIMCO Small Cap StocksPLUS® TR Fund Class P	-1.38%	-12.34%	-1.84%
Russell 2000® Index	-0.54%	-14.48%	-3.43%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	0.08%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 1.48% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.58% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$987.03	$942.64		$1,021.16	$1,019.70
Expenses Paid During Period†	$3.89	$4.36		$3.95	$5.42

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.78% for Institutional Class and 1.07% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Semiannual Report	September 30, 2008	19

PIMCO StocksPLUS® Long Duration Fund
	Institutional Class	PSLDX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	47.4%
U.S. Government Agencies	38.7%
Short-Term Instruments	5.0%
Asset-Backed Securities	2.6%
Municipal Bonds & Notes	2.1%
Other	4.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	-18.02%	-24.36%	-20.03%
S&P 500 Index	-10.87%	-21.98%	-17.72%
S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index – 3 Month LIBOR	-16.70%	-25.50%	-22.49%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	-8.39%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.61% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$819.83	$1,022.05
Expenses Paid During Period†	$2.74	$3.04

† Expenses are equal to the net annualized expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described in the Prospectus), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term fixed-income instruments.

»	The Fund’s primary benchmark is the S&P 500 Index. The Fund’s secondary benchmark is the S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index – 3 Month LIBOR.

»

The S&P 500 Index declined 10.87% over the six-month period ended September 30, 2008, led by a large decline in stocks within the financial sector. This detracted from the Fund’s performance through the Fund’s derivative exposure to the S&P 500 Index.

»

Compared to the Fund’s secondary benchmark, duration positioning for the six-month period was a positive contributor to relative performance. A below-index duration during the period added value as yields rose across all maturities.

»	A curve-steepening bias during the period detracted from performance as the two- to 30-year yield spread flattened.

»	An allocation to long interest rate swaps during the six-month period detracted from relative performance as the 30-year swap spread widened.

»	An underweight to long agencies benefited performance as long agencies underperformed U.S. Treasuries during the period.

»

An allocation to emerging markets currencies detracted from returns as many emerging markets currencies depreciated versus the U.S. dollar. This was slightly offset by a short position in the British pound.

»	An above-benchmark allocation to corporates, compared to the secondary benchmark, detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

»	Versus the Fund’s secondary benchmark, an out-of-benchmark allocation to mortgages benefited performance as mortgages outperformed U.S. Treasuries during the period.

20	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund
	Institutional Class	PSPTX
	Class P	PTOPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	62.3%
Corporate Bonds & Notes	18.3%
Mortgage-Backed Securities	6.8%
Asset-Backed Securities	6.6%
Short-Term Instruments	1.7%
Other	4.3%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Institutional Class	-19.36%	-26.96%	3.68%	4.61%
PIMCO StocksPLUS® Total Return Fund Class P	-19.38%	-27.02%	3.66%	4.59%
S&P 500 Index	-10.87%	-21.98%	5.17%	4.59%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	3.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 2.22% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 2.32% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$806.38	$758.53		$1,012.03	$1,012.33
Expenses Paid During Period†	$11.77	$9.36		$13.11	$12.81

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.60% for Institutional Class and 2.54% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Semiannual Report	September 30, 2008	21

PIMCO StocksPLUS® TR Short Strategy Fund
	Institutional Class	PSTIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	19.4%
Short-Term Instruments	17.8%
Asset-Backed Securities	4.6%
Mortgage-Backed Securities	3.5%
Other	3.1%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	4.55%	28.12%	3.39%	3.56%
Inverse of S&P 500 Index	10.20%	25.04%	-5.94%	-5.92%
Lipper Dedicated Short Bias Funds Average	6.57%	22.44%	-5.59%	-6.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.19% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,045.52	$1,018.90
Expenses Paid During Period†	$6.31	$6.23

† Expenses are equal to the net annualized expense ratio of 1.23% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index or specific S&P 500 Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the S&P 500 Index, subject to certain limitations.

»	The Fund’s short equity exposure to U.S. equity markets benefited absolute performance over the period.

»

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

»	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

»	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

»	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

»

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

22	PIMCO Funds	Strategic Markets Funds

PIMCO CommodityRealReturn Strategy Fund®	Institutional Class	PCRIX
	Administrative Class	PCRRX
	Class P	PCRPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	46.1%
U.S. Government Agencies	24.5%
Short-Term Instruments	13.7%
Corporate Bonds & Notes	8.6%
Foreign Currency-Denominated Issues	2.3%
Other	4.8%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	-22.98%	-3.67%	10.79%	14.96%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	-23.10%	-4.00%	10.50%	14.66%
PIMCO CommodityRealReturn Strategy Fund® Class P	-22.93%	-3.65%	10.71%	14.86%
Dow Jones-AIG Commodity Index Total Return	-16.07%	-3.66%	10.15%	11.73%
Lipper Commodities Funds Average	-14.91%	-1.14%	11.15%	14.05%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.79% for the Institutional Class shares and 1.04% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.89% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$770.22	$768.97	$757.17		$1,021.31	$1,020.05	$1,020.81
Expenses Paid During Period†	$3.33	$4.43	$3.13		$3.80	$5.06	$4.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.78% for Institutional Class, 1.03% for Administrative Class and 0.89% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for the Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). The annualized expense ratio of 0.78% for Institutional Class, 1.03% for Administrative Class and 0.89% for Class P reflects net annualized expenses after application of an expense waiver of 0.08%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Commodities declined 16.07% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Index Total Return. All commodity sectors declined during the period, which detracted from the Fund’s total return performance through the Fund’s derivative exposure to the Index.

»

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance during the period as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Index Total Return.

»	An underweight to U.S. TIPS duration benefited performance as the ten-year U.S. TIPS real yield rose.

»	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

»	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

»	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

»	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

»	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Semiannual Report	September 30, 2008	23

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

24	PIMCO Funds	Strategic Markets Funds

Index	Description

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index*	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index*	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed Securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR*	S&P 500 Index + Lehman Brothers Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Lehman Brothers Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. Lehman Brothers Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
09/30/2008+	$12.61	$0.25	$(1.27)	$(1.02)	$(0.24)	$0.00
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
Administrative Class
09/30/2008+	12.59	0.23	(1.26)	(1.03)	(0.23)	0.00
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
Class P
04/30/2008 - 09/30/2008+	12.73	0.21	(1.35)	(1.14)	(0.24)	0.00

All Asset All Authority Fund
Institutional Class
09/30/2008+	$10.99	$0.20	$(0.97)	$(0.77)	$(0.16)	$0.00
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/2003 - 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00
Class P
07/10/2008 - 09/30/2008+	11.01	0.09	(0.95)	(0.86)	(0.08)	0.00

European StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2008+	$8.92	$0.35	$(2.07)	$(1.72)	$0.00	$0.00
03/31/2008	10.32	0.49	(1.34)	(0.85)	(0.46)	(0.09)
03/31/2007	11.32	0.47	1.14	1.61	(2.61)	0.00
03/31/2006	9.86	0.40	2.23	2.63	(1.17)	0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(f)	Ratio of expenses to average net assets includes line of credit expense.
(g)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(j)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.225%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.475%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.325%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.24)	$11.35	(8.17)%	$11,464,215	0.205	%*(k)	0.205	%*(k)	4.02	%*	32%
0.00	(1.00)	12.61	6.51	11,355,872	0.205	(k)	0.205	(k)	7.65		96
0.00	(0.80)	12.80	8.04	8,947,098	0.235	(i)	0.235	(i)	6.30		86
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87		56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	0.21	(c)	7.17		92
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	0.23	(c)	6.13		99

0.00	(0.23)	11.33	(8.31)	133,336	0.455	*(l)	0.455	*(l)	3.74	*	32
0.00	(0.97)	12.59	6.25	161,144	0.455	(l)	0.455	(l)	7.04		96
0.00	(0.77)	12.78	7.73	184,943	0.485	(i)	0.485	(i)	6.48		86
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52		56
0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	0.46	(d)	7.77		92
0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	0.48	(d)	6.88		99

0.00	(0.24)	11.35	(9.04)	9	0.305	*(n)	0.305	*(n)	3.33	*	32

$0.00	$(0.16)	$10.06	(7.03)%	$520,706	0.60	%*(f)	0.25	%*	3.66	%*	23%
0.00	(0.83)	10.99	10.99	394,381	1.91	(f)	0.25		7.25		116
0.00	(0.64)	10.69	6.87	298,604	1.80	(f)(j)	0.27	(j)	5.79		128
0.00	(0.64)	10.62	6.87	370,389	1.62	(f)	0.30		6.50		62
0.00	(0.76)	10.53	3.99	155,020	0.76	(f)	0.30		7.58		171
0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(f)	0.30	*(b)	7.14	*	116

0.00	(0.08)	10.07	(7.83)	9	0.66	*	0.35	*	3.72	*	23

$0.00	$0.00	$7.20	(19.28)%	$2,893	4.42	%*	0.75	%*	8.13	%*	291%
0.00	(0.55)	8.92	(9.14)	4,523	1.55	(m)	0.78	(m)	4.60		771
0.00	(2.61)	10.32	14.78	7,669	0.89	(h)	0.83		4.26		905
0.00	(1.17)	11.32	27.31	7,277	0.85		0.85		3.62		598
(0.15)	(1.71)	9.86	10.82	4,133	0.86	(g)	0.86	(g)	1.12		838
(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(e)	0.85	*(e)	(4.48	)*	118

Semiannual Report	September 30, 2008	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2008+	$11.48	$0.35	$(3.21)	$(2.86)	$0.00	$0.00
03/31/2008	12.56	0.61	1.28	1.89	(2.95)	(0.02)
03/31/2007	12.09	0.53	2.08	2.61	(2.14)	0.00
03/31/2006	10.67	0.44	2.04	2.48	(1.06)	0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

Fundamental Advantage Tax Efficient Strategy Fund
Institutional Class
09/30/2008+	$9.98	$0.20	$(0.81)	$(0.61)	$0.00	$0.00
02/29/2008 - 03/31/2008	10.00	0.02	(0.04)	(0.02)	0.00	0.00

Fundamental Advantage Total Return Strategy Fund
Institutional Class
09/30/2008+	$10.00	$0.17	$(0.53)	$(0.36)	$(0.01)	$0.00
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00

Fundamental IndexPLUSTM Fund
Institutional Class
09/30/2008+	$9.52	$0.18	$(1.90)	$(1.72)	$(0.01)	$0.00
03/31/2008	10.92	0.52	(1.32)	(0.80)	(0.12)	(0.03)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
09/30/2008+	9.51	0.17	(1.90)	(1.73)	0.00	0.00
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUSTM TR Fund
Institutional Class
09/30/2008+	$9.42	$0.24	$(2.04)	$(1.80)	$(0.01)	$0.00
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
09/30/2008+	9.41	0.23	(2.05)	(1.82)	0.00	0.00
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00
Class P
04/30/2008 - 09/30/2008+	9.93	0.20	(2.52)	(2.32)	(0.01)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 12.18%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.05%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.36%.

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$8.62	(24.91)%	$14,552	3.12	%*	0.75	%*	6.37	%*	379%
0.00	(2.97)	11.48	13.12	16,955	1.51	(e)	0.77	(e)	4.42		853
0.00	(2.14)	12.56	22.48	17,382	0.83	(b)	0.83	(b)	4.32		762
0.00	(1.06)	12.09	23.56	29,828	0.87		0.85		3.63		675
0.00	(0.66)	10.67	3.18	8,280	0.85		0.85		1.16		823
0.00	0.00	10.99	9.95	8,007	0.85	*(f)	0.85	*(f)	5.18	*	114

$0.00	$0.00	$9.37	(6.11)%	$6,249	0.89	%*(g)	0.89	%*(g)	4.03	%*	138%
0.00	0.00	9.98	(0.20)	10,991	0.89	*(c)	0.89	*(c)	2.40	*	0

$0.00	$(0.01)	$9.63	(3.61)%	$695,821	1.05	%*	0.89	%*	3.53	%*	194%
0.00	0.00	10.00	0.00	361,600	0.89	*(d)	0.89	*(d)	0.72	*	151

$0.00	$(0.01)	$7.79	(18.13)%	$267,659	0.99	%*	0.70	%*	3.85	%*	201%
(0.45)	(0.60)	9.52	(7.88)	378,483	0.76		0.70		4.73		67
0.00	(0.89)	10.92	14.41	487,097	0.65		0.65		4.68		23
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

0.00	0.00	7.78	(18.19)	10	1.24	*	0.95	*	3.60	*	201
(0.45)	(0.58)	9.51	(8.14)	11	1.02		0.95		4.47		67
0.00	(0.86)	10.92	14.11	13	0.90		0.90		4.22		23
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$0.00	$(0.01)	$7.61	(19.17)%	$419,213	1.59	%*	0.79	%*	5.30	%*	200%
(0.53)	(0.71)	9.42	(3.72)	508,453	1.28		0.79		4.88		279
0.00	(1.38)	10.46	15.57	564,994	0.74		0.74		4.29		464
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

0.00	0.00	7.59	(19.33)	10	1.84	*	1.04	*	5.07	*	200
(0.53)	(0.69)	9.41	(3.90)	12	1.54		1.04		4.62		279
0.00	(1.36)	10.45	15.23	12	0.99		0.99		4.01		464
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

0.00	(0.01)	7.60	(23.41)	8	1.69	*	0.89	*	5.36	*	200

Semiannual Report	September 30, 2008	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
09/30/2008+	$9.55	$0.23	$(2.71)	$(2.48)	$(0.01)	$0.00
03/31/2008	10.21	0.49	(0.31)	0.18	(0.39)	0.00
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00
Administrative Class
09/30/2008+	9.54	0.22	(2.71)	(2.49)	0.00	0.00
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00
Class P
04/30/2008 - 09/30/2008+	10.14	0.19	(3.26)	(3.07)	(0.01)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2008+	$10.31	$0.28	$(2.06)	$(1.78)	$(0.01)	$0.00
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund
Institutional Class
09/30/2008+	$9.58	$0.22	$(1.53)	$(1.31)	$0.00	$0.00
03/31/2008	13.26	0.54	(3.94)	(3.40)	(0.24)	(0.04)
03/31/2007	13.02	0.53	0.41	0.94	(0.70)	0.00
03/31/2006	10.23	0.44	4.76	5.20	(2.41)	0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

Real Return Asset Fund
Institutional Class
09/30/2008+	$12.05	$0.24	$(1.35)	$(1.11)	$(0.23)	$0.00
03/31/2008	11.19	0.61	1.05	1.66	(0.60)	(0.20)
03/31/2007	11.24	0.47	(0.04)	0.43	(0.42)	(0.06)
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(d)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(g)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(h)	Effective October 1, 2004, the Fund’s advisory fee was reduced to 0.35%.
(i)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(j)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.01)	$7.06	(26.02)%	$54,528	1.61	%*	0.64	%*	5.07	%*	211%
(0.45)	(0.84)	9.55	1.35	76,225	1.30	(i)	0.66	(i)	4.75		384
0.00	(0.42)	10.21	6.41	57,155	0.69	*(e)	0.69	*(e)	4.63	*	197

0.00	0.00	7.05	(26.09)	8	1.86	*	0.89	*	4.81	*	211
(0.45)	(0.82)	9.54	1.06	11	1.53	(i)	0.91	(i)	4.52		384
0.00	(0.41)	10.21	6.33	11	0.94	*(f)	0.94	*(f)	4.38	*	197

0.00	(0.01)	7.06	(30.32)	7	1.60	*	0.74	*	5.03	*	211

$0.00	$(0.01)	$8.52	(17.31)%	$378,340	2.18	%*	0.75	%*	5.66	%*	535%
0.00	(0.38)	10.31	(13.31)	219,680	1.50	(j)	0.78	(j)	4.75		908
0.00	(1.85)	12.26	14.67	543,706	0.83	(g)	0.82	(g)	4.25		696
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666
0.00	(0.27)	10.77	10.56	17,420	0.85	*(b)	0.85	*(b)	10.86	*	41

$0.00	$0.00	$8.27	(13.67)%	$20,397	1.56	%*	0.75	%*	4.38	%*	515%
0.00	(0.28)	9.58	(26.10)	20,726	1.41	(j)	0.78	(j)	4.37		912
0.00	(0.70)	13.26	7.61	56,135	0.99	(g)	0.83	(g)	4.20		787
0.00	(2.41)	13.02	52.01	51,360	0.85		0.85		3.57		655
(0.11)	(1.19)	10.23	0.35	8,361	0.86	(d)	0.86	(d)	1.23		743
0.00	(0.05)	11.32	13.70	4,003	0.85	*(c)	0.85	*(c)	16.04	*	56

$0.00	$(0.23)	$10.71	(9.32)%	$3,852,588	0.61	%*	0.60	%*	4.08	%*	645%
0.00	(0.80)	12.05	15.55	2,261,394	0.61		0.60		5.44		874
0.00	(0.48)	11.19	3.90	1,362,843	0.60		0.60		4.20		489
0.00	(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		4.42		265
0.00	(1.00)	12.02	5.88	620,391	0.62	(h)	0.62	(h)	3.31		519
0.00	(0.89)	12.34	19.57	277,777	0.66		0.65		2.69		553

Semiannual Report	September 30, 2008	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Institutional Class
09/30/2008+	$6.05	$0.14	$(0.65)	$(0.51)	$0.00	$0.00
03/31/2008	7.61	0.28	(1.05)	(0.77)	(0.79)	0.00
03/31/2007	9.19	0.29	1.32	1.61	(3.19)	0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00
Class P
04/30/2008 - 09/30/2008+	6.29	0.12	(0.88)	(0.76)	0.00	0.00

Small Cap StocksPLUS® TR Fund
Institutional Class
09/30/2008+	$9.07	$0.15	$(0.27)	$(0.12)	$(0.03)	$0.00
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00
Class P
04/30/2008 - 09/30/2008+	9.49	0.14	(0.68)	(0.54)	(0.03)	0.00

StocksPLUS® Long Duration Fund
Institutional Class
09/30/2008+	$9.21	$0.20	$(1.86)	$(1.66)	$(0.02)	$0.00
08/31/2007 - 03/31/2008	10.00	0.26	(0.65)	(0.39)	0.00	(0.15)

StocksPLUS® Total Return Fund
Institutional Class
09/30/2008+	$10.02	$0.31	$(2.24)	$(1.93)	$(0.14)	$0.00
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
Class P
04/30/2008 - 09/30/2008+	10.65	0.25	(2.81)	(2.56)	(0.14)	0.00

StocksPLUS® TR Short Strategy Fund
Institutional Class
09/30/2008+	$9.43	$0.21	$0.22	$0.43	$(0.08)	$0.00
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(g)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.68%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.67%.
(j)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$5.54	(8.43)%	$859,506	0.74	%*	0.74	%*	4.74	%*	559%
0.00	(0.79)	6.05	(9.66)	427,882	0.75		0.74		4.60		900
0.00	(3.19)	7.61	20.17	96,685	0.74		0.74		3.31		538
0.00	(3.17)	9.19	36.18	370,682	0.74		0.74		4.88		337
(0.07)	(4.28)	9.31	10.65	413,326	0.74		0.74		3.76		510
0.00	(0.84)	11.98	29.61	283,084	0.74	*(b)	0.74	*(b)	28.52	*	158

0.00	0.00	5.53	(12.08)	9	0.85	*	0.84	*	4.81	*	559

$0.00	$(0.03)	$8.92	(1.30)%	$441,676	0.78	%*	0.69	%*	3.25	%*	211%
0.00	(0.54)	9.07	(9.75)	26,751	1.50	(g)	0.71	(g)	4.66		403
0.00	(0.14)	10.60	7.39	11,307	0.74	(e)	0.74	(e)	4.50		671

0.00	(0.03)	8.92	(5.74)	9	1.07	*	0.79	*	3.51	*	211

$0.00	$(0.02)	$7.53	(18.02)%	$124,468	0.60	%*	0.59	%*	4.54	%*	81%
(0.25)	(0.40)	9.21	(4.23)	122,184	0.61	*(h)	0.59	*(i)	4.66	*	272

$0.00	$(0.14)	$7.95	(19.36)%	$160,465	2.60	%*	0.64	%*	6.30	%*	209%
0.00	(1.74)	10.02	(2.33)	182,993	2.25	(j)	0.67	(j)	5.01		411
0.00	(1.26)	11.87	12.24	266,065	0.71	(f)	0.71	(f)	4.53		284
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56		322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39		414
0.00	(0.43)	12.13	38.42	220,622	0.74	(c)	0.74	(c)	0.64		282

0.00	(0.14)	7.95	(24.15)	8	2.54	*	0.74	*	6.13	*	209

$0.00	$(0.08)	$9.78	4.55%	$208,409	1.23	%*	0.69	%*	4.49	%*	189%
0.00	(0.42)	9.43	18.39	197,340	1.21	(g)	0.71	(g)	4.60		220
0.00	(0.39)	8.38	(1.14)	156,469	0.74		0.74		4.41		413
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60		667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40		742
0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)	0.74	*(d)	0.62	*	190

Semiannual Report	September 30, 2008	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CommodityRealReturn Strategy Fund®
Institutional Class
09/30/2008+	$18.32	$0.37	$(4.48)	$(4.11)	$(0.54)	$0.00
03/31/2008	14.60	0.72	4.06	4.78	(1.06)	0.00
03/31/2007	14.03	0.42	0.73	1.15	(0.58)	0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
Administrative Class
09/30/2008+	18.21	0.35	(4.46)	(4.11)	(0.52)	0.00
03/31/2008	14.52	0.67	4.05	4.72	(1.03)	0.00
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
Class P
04/30/2008 - 09/30/2008+	18.65	0.31	(4.75)	(4.44)	(0.54)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.00%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.79%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.03%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.86%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.82%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.11%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.07%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.97%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.54)	$13.67	(22.98)%	$5,626,933	0.78	%*(h)	0.74	%*(i)	4.05	%*	561%
0.00	(1.06)	18.32	34.08	7,532,238	0.75	(d)	0.74	(e)	4.59		697
0.00	(0.58)	14.60	8.46	6,740,635	0.74	(b)	0.74	(b)	2.91		603
(0.82)	(2.77)	14.03	2.29	5,622,373	0.74		0.74		4.18		292
0.00	(1.02)	16.29	10.82	3,524,112	0.74		0.74		2.94		264
0.00	(1.57)	15.72	45.67	1,780,461	0.74		0.74		2.02		290

0.00	(0.52)	13.58	(23.10)	975,782	1.03	*(j)	0.99	*(k)	3.82	*	561
0.00	(1.03)	18.21	33.76	1,172,140	1.00	(f)	0.99	(g)	4.25		697
0.00	(0.55)	14.52	8.17	816,554	0.99	(c)	0.99	(c)	2.84		603
(0.82)	(2.75)	13.96	1.99	605,339	0.99		0.99		2.69		292
0.00	(0.98)	16.25	10.63	79,418	0.99		0.99		2.65		264
0.00	(1.56)	15.68	45.14	28,721	0.99		0.99		3.43		290

0.00	(0.54)	13.67	(24.28)	3,889	0.89	*(l)	0.84	*(m)	4.57	*	561

Semiannual Report	September 30, 2008	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental Advantage Tax Efficient Strategy Fund

Assets:
Investments, at value	$0	$0	$9,416	$34,317	$5,349
Investments in Affiliates, at value	14,768,044	1,516,090	0	0	0
Repurchase agreements, at value	4,490	329	0	211	0
Cash	15,847	914	264	890	781
Deposits with counterparty	0	0	170	883	256
Foreign currency, at value	0	0	62	411	0
Receivable for investments sold	0	0	3,353	17,214	0
Receivable for investments in Affiliates sold	106,002	13,748	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	222	0
Receivable for Fund shares sold	21,599	8,934	0	0	100
Interest and dividends receivable	0	0	49	243	105
Interest and dividends receivable from Affiliates	47,618	4,392	0	0	0
Variation margin receivable	0	0	8	95	0
Manager reimbursement receivable	368	0	0	0	0
Swap premiums paid	0	0	37	166	0
Unrealized appreciation on foreign currency contracts	0	0	169	1,345	0
Unrealized appreciation on swap agreements	0	0	81	241	985
Other assets	0	0	0	0	0
	14,963,968	1,544,407	13,609	56,238	7,576

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$5,007	$15,301	$0
Payable for investments purchased	0	0	2,145	8,411	0
Payable for investments in Affiliates purchased	168,388	18,362	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	136	1,602	0
Payable for short sales	0	0	3,022	14,284	0
Payable for Fund shares redeemed	23,892	5,075	0	0	1
Payable for line of credit	0	125,364	0	0	0
Dividends payable	0	0	0	0	0
Written options outstanding	0	0	15	252	0
Accrued investment advisory fee	2,172	226	1	6	4
Accrued administrative fee	1,558	302	1	4	1
Accrued distribution fee	892	144	0	0	0
Accrued servicing fee	670	175	0	0	0
Variation margin payable	0	0	5	100	35
Recoupment payable to Manager	0	0	0	0	0
Swap premiums received	0	0	116	345	0
Unrealized depreciation on foreign currency contracts	0	0	76	246	0
Unrealized depreciation on swap agreements	0	0	189	1,050	1,158
Other liabilities	0	0	3	85	0
	197,572	149,648	10,716	41,686	1,199

Net Assets	$14,766,396	$1,394,759	$2,893	$14,552	$6,377

Net Assets Consist of:
Paid in capital	$16,544,129	$1,509,358	$4,308	$20,513	$6,719
Undistributed (overdistributed) net investment income	30,160	2,501	(1,093)	(2,452)	231
Accumulated undistributed net realized gain (loss)	(464,896)	(24,977)	(82)	(2,522)	136
Net unrealized (depreciation)	(1,342,997)	(92,123)	(240)	(987)	(709)
	$14,766,396	$1,394,759	$2,893	$14,552	$6,377

Net Assets:
Institutional Class	$11,464,215	$520,706	$2,893	$14,552	$6,249
Administrative Class	133,336	0	0	0	0
Class P	9	9	0	0	0
Other Classes	3,168,836	874,044	0	0	128

Shares Issued and Outstanding:
Institutional Class	1,009,802	51,733	402	1,689	667
Administrative Class	11,763	0	0	0	0
Class P	1	1	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.35	$10.06	$7.20	$8.62	$9.37
Administrative Class	11.33	NA	NA	NA	NA
Class P	11.35	10.07	NA	NA	NA

Cost of Investments Owned	$0	$0	$9,634	$35,523	$5,918
Cost of Investments in Affiliates Owned	$16,111,040	$1,608,213	$0	$0	$0
Cost of Repurchase Agreements Owned	$4,490	$329	$0	$211	$0
Cost of Foreign Currency Held	$0	$0	$64	$422	$0
Proceeds Received on Short Sales	$0	$0	$2,977	$14,161	$0
Premiums Received on Written Options	$0	$0	$16	$189	$0

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$818,873	$326,940	$768,369	$97,041	$947,103	$42,787	$7,176,470	$1,766,330
0	0	0	0	0	0	0	0
97,685	16,036	37,622	305	31,080	1,717	215,064	4,734
134,894	9,918	26,161	1,369	32,224	455	51,847	15,542
46,012	3,403	4,828	624	4,221	781	12,462	3,919
427	3,378	3,031	353	7,003	399	38,597	1,505
114,172	144,843	68,958	14,866	415,799	18,175	1,248,903	395,446
0	0	0	0	0	0	0	0
425	0	0	0	3,111	0	63,493	12,710
0	0	27,585	36	14	0	172	541
4,321	1,367	4,667	568	5,040	222	54,662	11,705
0	0	0	0	0	0	0	0
69	236	208	17	64	103	302	85
0	0	0	0	0	0	0	0
497	2,369	5,201	347	2,060	183	10,635	2,093
279	2,988	3,608	206	13,101	69	3,967	785
1,661	1,126	2,929	205	11,268	348	37,524	6,283
0	260	429	0	10	0	0	0
1,219,315	512,864	953,596	115,937	1,472,098	65,239	8,914,098	2,221,678

$146,868	$45,388	$254,195	$25,656	$160,073	$6,008	$0	$0
239,799	71,957	138,665	19,616	417,474	20,043	813,326	180,300
0	0	0	0	0	0	0	0
423	0	11,635	212	16,248	1,018	3,552,834	736,932
43,130	87,966	44,163	9,934	416,816	15,524	616,298	347,939
0	9	71	20	309	0	132	846
0	0	0	0	0	0	0	0
0	0	0	0	0	0	21	0
115	637	2,516	151	1,433	129	4,536	675
371	105	203	19	155	8	1,148	393
145	59	99	13	106	5	820	213
0	0	4	0	7	0	0	14
0	0	8	0	5	0	0	16
31,707	1,572	2,409	305	1,054	201	3,830	1,947
14	1	1	2	0	0	0	0
1,952	725	2,762	294	7,892	436	19,886	5,008
637	1,865	2,548	382	4,465	590	8,297	2,132
56,691	34,188	38,962	2,456	43,829	874	37,839	11,287
1,000	703	1,084	3	599	6	2,543	253
522,852	245,175	499,325	59,063	1,070,465	44,842	5,061,510	1,287,955

$696,463	$267,689	$454,271	$56,874	$401,633	$20,397	$3,852,588	$933,723

$717,426	$343,536	$554,108	$77,418	$475,191	$24,358	$4,153,490	$1,028,809
9,881	28,980	45,408	(1,819)	7,616	20	(4,432)	(9,504)
38,765	(46,316)	(63,962)	(10,249)	(32,611)	(389)	37,934	(17,360)
(69,609)	(58,511)	(81,283)	(8,476)	(48,563)	(3,592)	(334,404)	(68,222)
$696,463	$267,689	$454,271	$56,874	$401,633	$20,397	$3,852,588	$933,723

$695,821	$267,659	$419,213	$54,528	$378,340	$20,397	$3,852,588	$859,506
0	10	10	8	0	0	0	0
0	0	8	7	0	0	0	9
642	20	35,040	2,331	23,293	0	0	74,208

72,223	34,345	55,098	7,721	44,425	2,467	359,870	155,169
0	1	1	1	0	0	0	0
0	0	1	1	0	0	0	2

$9.63	$7.79	$7.61	$7.06	$8.52	$8.27	$10.71	$5.54
NA	7.78	7.59	7.05	NA	NA	NA	NA
NA	NA	7.60	7.06	NA	NA	NA	5.53

$850,410	$357,044	$817,921	$103,281	$973,785	$45,357	$7,521,174	$1,827,056
$0	$0	$0	$0	$0	$0	$0	$0
$97,685	$16,036	$37,622	$305	$31,080	$1,717	$215,064	$4,734
$441	$3,512	$3,151	$367	$7,251	$413	$38,956	1,551
$43,258	$86,853	$43,829	$9,889	$413,663	$15,445	$615,074	$345,152
$69	$764	$2,992	$177	$1,408	$132	$3,274	$429

Semiannual Report	September 30, 2008	37

Statements of Assets and Liabilities  (Cont.)

(Amounts in thousands, except per share amounts)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Assets:
Investments, at value	$460,714	$107,339	$401,809	$374,455
Repurchase agreements, at value	52,149	5,700	3,049	70,527
Cash	31,498	16,309	14,810	6,815
Deposits with counterparty	29,184	9,259	15,761	24,676
Foreign currency, at value	245	69	868	655
Receivable for investments sold	48,127	16,676	68,519	47,154
Receivable for investments sold on a delayed-delivery basis	102	0	849	743
Receivable for Fund shares sold	31,829	10,000	108	831
Interest and dividends receivable	1,756	1,354	2,084	2,370
Variation margin receivable	17,257	5,048	8,958	54
Swap premiums paid	198	191	2,408	452
Unrealized appreciation on foreign currency contracts	297	294	850	473
Unrealized appreciation on swap agreements	161	512	1,172	655
Other assets	0	0	134	178
	673,517	172,751	521,379	530,038

Liabilities:
Payable for the reverse repurchase agreements	$0	$23,286	$169,468	$108,001
Payable for investments purchased	218,506	6,322	77,267	81,027
Payable for investments purchased on a delayed-delivery basis	106	760	5,497	2,316
Payable for short sales	9,420	15,599	48,609	28,443
Payable for Fund shares redeemed	7	0	172	15,055
Written options outstanding	84	121	1,558	582
Accrued investment advisory fee	144	35	72	104
Accrued administrative fee	82	24	52	67
Accrued distribution fee	0	0	16	3
Accrued servicing fee	1	0	11	13
Variation margin payable	1,067	1,161	1,289	14,436
Recoupment payable to Manager	5	3	0	0
Swap premiums received	127	154	1,355	935
Unrealized depreciation on foreign currency contracts	374	288	1,342	994
Unrealized depreciation on swap agreements	620	30	5,694	2,622
Other liabilities	2	500	823	7
	230,545	48,283	313,225	254,605

Net Assets	$442,972	$124,468	$208,154	$275,433

Net Assets Consist of:
Paid in capital	$460,168	$155,636	$299,845	$256,672
Undistributed net investment income	2,471	1,923	6,520	4,697
Accumulated undistributed net realized gain (loss)	9,072	(12,179)	(49,395)	28,105
Net unrealized (depreciation)	(28,739)	(20,912)	(48,816)	(14,041)
	$442,972	$124,468	$208,154	$275,433

Net Assets:
Institutional Class	$441,676	$124,468	$160,465	$208,409
Administrative Class	0	0	0	0
Class P	9	0	8	0
Other Classes	1,287	0	47,681	67,024

Shares Issued and Outstanding:
Institutional Class	49,528	16,542	20,194	21,300
Administrative Class	0	0	0	0
Class P	1	0	1	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.92	$7.53	$7.95	$9.78
Administrative Class	NA	NA	NA	NA
Class P	8.92	NA	7.95	NA

Cost of Investments Owned	$465,817	$119,200	$429,114	$393,630
Cost of Repurchase Agreements Owned	$52,149	$5,700	$3,049	$70,527
Cost of Foreign Currency Held	$254	$70	$898	$680
Proceeds Received on Short Sales	$9,397	$15,533	$48,417	$28,470
Premiums Received on Written Options	$62	$69	$1,857	$668

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$20,867,283
Repurchase agreements, at value	1,578,122
Cash	2,343,902
Deposits with counterparty	251,812
Foreign currency, at value	41,056
Receivable for investments sold	5,353,198
Receivable for investments sold on a delayed-delivery basis	1,013,355
Receivable for Fund shares sold	26,792
Interest and dividends receivable	120,687
Variation margin receivable	47
Swap premiums paid	47,338
Unrealized appreciation on foreign currency contracts	28,725
Unrealized appreciation on swap agreements	195,091
Other assets	1,681
31,869,089

Liabilities:
Payable for the reverse repurchase agreements	$2,355,061
Payable for investments purchased	5,936,778
Payable for investments purchased on a delayed-delivery basis	9,789,135
Payable for short sales	2,575,447
Payable for Fund shares redeemed	39,964
Dividends payable	5
Written options outstanding	53,422
Accrued investment advisory fee	4,835
Accrued administrative fee	3,230
Accrued distribution fee	841
Accrued servicing fee	808
Variation margin payable	21,389
Swap premiums received	66,775
Unrealized depreciation on foreign currency contracts	45,963
Unrealized depreciation on swap agreements	663,688
Other liabilities	100,475
21,657,816

Net Assets	$10,211,273

Net Assets Consist of:
Paid in capital	$10,930,610
Undistributed net investment income	799,992
Accumulated undistributed net realized (loss)	(438,543)
Net unrealized (depreciation)	(1,080,786)
$10,211,273

Net Assets:
Institutional Class	$5,626,933
Administrative Class	975,782
Class P	3,889
Other Classes	3,604,669

Shares Issued and Outstanding:
Institutional Class	411,723
Administrative Class	71,843
Class P	284

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.67
Administrative Class	13.58
Class P	13.67

Cost of Investments Owned	$21,508,767
Cost of Repurchase Agreements Owned	$1,578,122
Cost of Foreign Currency Held	$42,156
Proceeds Received on Short Sales	$2,568,538
Premiums Received on Written Options	$39,183

Semiannual Report	September 30, 2008	39

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental Advantage Tax Efficient Strategy Fund

Investment Income:
Interest	$120	$44	$229	$796	$235
Dividends	0	0	2	3	1
Dividends from Affiliate investments	328,653	25,555	0	0	0
Miscellaneous income	0	0	0	0	0
Total Income	328,773	25,599	231	799	236

Expenses:
Investment advisory fees	13,622	1,195	8	38	31
Administrative fees	9,933	1,559	6	25	12
Distribution and/or servicing fees - Administrative Class	207	0	0	0	0
Distribution and/or servicing fees - Other Classes	9,901	1,663	0	0	0
Trustees’ fees	0	0	0	0	0
Organization expense	0	0	0	0	22
Interest expense	7	2,117	67	200	0
Miscellaneous expense	0	0	0	0	0
Total Expenses	33,670	6,534	81	263	65
Reimbursement by Manager	(1,352)	0	0	0	(22)
Net Expenses	32,318	6,534	81	263	43

Net Investment Income	296,455	19,065	150	536	193

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	5	(128)	(9)
Net realized (loss) on Affiliate investments	(166,835)	(3,019)	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	(500)	(3,044)	125
Net realized gain (loss) on foreign currency transactions	0	0	265	741	0
Net change in unrealized appreciation (depreciation) on investments	0	0	(316)	(1,258)	(583)
Net change in unrealized (depreciation) on Affiliate investments	(1,461,755)	(118,990)	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(327)	(2,145)	(89)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	93	788	0
Net (Loss)	(1,628,590)	(122,009)	(780)	(5,046)	(556)

Net (Decrease) in Net Assets Resulting from Operations	$(1,332,135)	$(102,944)	$(630)	$(4,510)	$(363)

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS® TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$12,721	$8,121	$18,141	$2,450	$14,101	$654	$84,437	$22,591
247	361	61	0	251	8	82	9
0	0	0	0	0	0	0	0
0	4	5	0	10	0	12	1
12,968	8,486	18,207	2,450	14,362	662	84,531	22,601

1,801	791	1,430	143	817	50	6,294	2,007
704	439	697	94	569	34	4,496	1,105
0	0	0	0	0	0	0	0
0	0	94	5	96	0	0	186
1	0	0	0	0	0	1	0
21	0	0	0	0	0	0	0
462	503	2,112	354	2,659	90	108	5
0	1	2	2	1	0	6	2
2,989	1,734	4,335	598	4,142	174	10,905	3,305
(8)	0	0	0	0	0	0	0
2,981	1,734	4,335	598	4,142	174	10,905	3,305

9,987	6,752	13,872	1,852	10,220	488	73,626	19,296

799	186	3,977	80	713	391	(99,255)	(20,106)
0	0	0	0	0	0	0	0
37,613	(42,869)	(64,848)	(10,962)	(59,418)	(1,967)	23,356	12,285
(60)	986	2,646	888	27,232	1,708	16,267	2,239
(32,421)	(18,839)	(55,123)	(5,952)	(31,902)	(2,115)	(359,646)	(64,572)
0	0	0	0	0	0	0	0
(36,776)	(4,976)	(770)	(5,131)	(36,187)	(1,529)	(5,156)	(31,336)
(379)	(599)	(461)	(781)	12,703	(172)	(9,649)	(2,227)
(31,224)	(66,111)	(114,579)	(21,858)	(86,859)	(3,684)	(434,083)	(103,717)

$(21,237)	$(59,359)	$(100,707)	$(20,006)	$(76,639)	$(3,196)	$(360,457)	$(84,421)

Semiannual Report	September 30, 2008	41

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$4,018	$3,213	$11,112	$7,487
Dividends	4	12	84	21
Miscellaneous income	0	1	2	1
Total Income	4,022	3,226	11,198	7,509

Expenses:
Investment advisory fees	433	219	491	577
Administrative fees	247	150	362	369
Distribution and/or servicing fees - Other Classes	1	0	196	81
Interest expense	92	7	2,469	711
Miscellaneous expense	5	4	1	1
Total Expenses	778	380	3,519	1,739

Net Investment Income	3,244	2,846	7,679	5,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,622	(259)	1,055	1,244
Net realized gain (loss) on futures contracts, written options and swaps	12,372	(4,827)	(13,884)	24,030
Net realized gain on foreign currency transactions	403	180	2,235	1,602
Net change in unrealized (depreciation) on investments	(4,925)	(10,524)	(28,539)	(20,789)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(24,563)	(10,850)	(16,805)	3,745
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(183)	(282)	(2,158)	(1,201)
Net Gain (Loss)	(15,274)	(26,562)	(58,096)	8,631

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,030)	$(23,716)	$(50,417)	$14,401

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$333,203
Dividends	259
Miscellaneous income	79
Total Income	333,541

Expenses:
Investment advisory fees	37,593
Administrative fees	25,210
Distribution and/or servicing fees - Administrative Class	1,568
Distribution and/or servicing fees - Other Classes	11,530
Trustees’ fees	8
Interest expense	2,698
Miscellaneous expense	29
Total Expenses	78,636
Reimbursement by Manager	(5,222)
Net Expenses	73,414

Net Investment Income	260,127

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	180,918
Net realized (loss) on futures contracts, written options and swaps	(1,851,791)
Net realized gain on foreign currency transactions	83,178
Net change in unrealized (depreciation) on investments	(1,549,187)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(177,931)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(33,412)
Net (Loss)	(3,348,225)

Net (Decrease) in Net Assets Resulting from Operations	$(3,088,098)

Semiannual Report	September 30, 2008	43

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		European StocksPLUS® TR Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$296,455	$982,396	$19,065	$48,518	$150	$374
Net realized gain (loss)	0	0	0	0	(230)	(480)
Net realized (loss) on Affiliate investments	(166,835)	(79,686)	(3,019)	(3,616)	0	0
Net capital gain distributions received from Underlying Funds	0	21,213	0	992	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(550)	(142)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,461,755)	(141,480)	(118,990)	22,157	0	0
Net increase (decrease) resulting from operations	(1,332,135)	782,443	(102,944)	68,051	(630)	(248)

Distributions to Shareholders:
From net investment income
Institutional Class	(235,980)	(779,243)	(7,787)	(23,212)	0	(402)
Administrative Class	(2,820)	(11,330)	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(53,265)	(224,659)	(9,328)	(26,980)	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(114)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(292,065)	(1,015,232)	(17,115)	(50,192)	0	(516)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,074,918	3,579,397	270,168	178,441	0	5,639
Administrative Class	31,410	58,412	0	0	0	0
Class P	10	0	10	0	0	0
Other Classes	596,740	823,027	468,777	286,408	0	0
Issued as reinvestment of distributions
Institutional Class	218,706	726,669	6,638	20,120	0	513
Administrative Class	2,722	10,808	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	40,085	168,281	6,069	16,641	0	0
Cost of shares redeemed
Institutional Class	(930,660)	(1,719,576)	(105,514)	(110,743)	(1,000)	(8,534)
Administrative Class	(46,753)	(89,760)	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(500,784)	(958,848)	(94,288)	(135,940)	0	0
Net increase (decrease) resulting from Fund share transactions	1,486,394	2,598,410	551,860	254,927	(1,000)	(2,382)

Fund Redemption Fee	17	55	12	6	0	0

Total Increase (Decrease) in Net Assets	(137,789)	2,365,676	431,813	272,792	(1,630)	(3,146)

Net Assets:
Beginning of period	14,904,185	12,538,509	962,946	690,154	4,523	7,669
End of period*	$14,766,396	$14,904,185	$1,394,759	$962,946	$2,893	$4,523

* Including undistributed (overdistributed) net investment income of:	$30,160	$25,770	$2,501	$551	$(1,093)	$(1,243)

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Strategy Fund		Fundamental IndexPLUSTM Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$536	$1,003	$193	$6	$9,987	$120	$6,752	$25,391
(2,431)	791	116	24	38,352	758	(41,697)	(22,851)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
(2,615)	1,047	(672)	(37)	(69,576)	(33)	(24,414)	(45,039)
0	0	0	0	0	0	0	0
(4,510)	2,841	(363)	(7)	(21,237)	845	(59,359)	(42,499)

0	(4,949)	0	0	(571)	0	(200)	(7,435)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	(52)	0	0	0	0	0	(1,681)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	(21,801)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	(5,001)	0	0	(571)	0	(200)	(30,918)

2,202	25,496	4,891	10,998	368,458	361,737	11,557	254,095
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	163	0	674	0	91	0

0	5,001	0	0	571	0	188	29,361
0	0	0	0	0	0	0	1
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

(95)	(28,764)	(9,273)	0	(13,030)	(982)	(63,017)	(318,675)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	(32)	0	(2)	0	(74)	0
2,107	1,733	(4,251)	10,998	356,671	360,755	(51,255)	(35,218)

0	0	0	0	0	0	0	18

(2,403)	(427)	(4,614)	10,991	334,863	361,600	(110,814)	(108,617)

16,955	17,382	10,991	0	361,600	0	378,503	487,120
$14,552	$16,955	$6,377	$10,991	$696,463	$361,600	$267,689	$378,503

$(2,452)	$(2,988)	$231	$38	$9,881	$465	$28,980	$22,428

Semiannual Report	September 30, 2008	45

Statements of Changes in Net Assets  (Cont.)

	Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,872	$28,975	$1,852	$3,123	$10,220	$25,580
Net realized gain (loss)	(58,225)	(10,762)	(9,994)	(5,050)	(31,473)	(72,189)
Net change in unrealized appreciation (depreciation)	(56,354)	(39,818)	(11,864)	1,222	(55,386)	(2,414)
Net increase (decrease) resulting from operations	(100,707)	(21,605)	(20,006)	(705)	(76,639)	(49,023)

Distributions to Shareholders:
From net investment income
Institutional Class	(300)	(7,335)	(50)	(2,607)	(200)	(14,141)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	(749)	0	(90)	0	(1,329)
From net realized capital gains
Institutional Class	0	0	0	0	0	(2,599)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(271)
Tax basis return of capital
Institutional Class	0	(27,200)	0	(2,798)	0	0
Administrative Class	0	(1)	0	(1)	0	0
Class P	0	0	0	0	0	0
Other Classes	0	(2,802)	0	(79)	0	0

Total Distributions	(300)	(38,087)	(50)	(5,575)	(200)	(18,340)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	42,900	143,933	2,051	37,061	256,667	22,478
Administrative Class	0	0	0	0	0	0
Class P	10	0	10	0	0	0
Other Classes	8,259	23,554	2,028	4,040	2,292	34,113
Issued as reinvestment of distributions
Institutional Class	276	32,395	40	5,405	200	16,740
Administrative Class	0	1	0	1	0	0
Class P	0	0	0	0	0	0
Other Classes	0	2,077	0	149	0	1,258
Cost of shares redeemed
Institutional Class	(40,301)	(179,294)	(1,074)	(21,022)	(26,559)	(305,139)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(13,442)	(21,810)	(1,673)	(1,667)	(12,535)	(38,276)
Net increase (decrease) resulting from Fund share transactions	(2,298)	856	1,382	23,967	220,065	(268,826)

Fund Redemption Fee	0	8	0	7	0	51

Total Increase (Decrease) in Net Assets	(103,305)	(58,828)	(18,674)	17,694	143,226	(336,138)

Net Assets:
Beginning of period	557,576	616,404	75,548	57,854	258,407	594,545
End of period*	$454,271	$557,576	$56,874	$75,548	$401,633	$258,407

* Including undistributed (overdistributed) net investment income of:	$45,408	$31,836	$(1,819)	$(3,621)	$7,616	$(2,404)

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$488	$1,812	$73,626	$93,947	$19,296	$8,708	$3,244	$1,174
132	(9,603)	(59,632)	168,582	(5,582)	(44,930)	14,397	(4,875)
(3,816)	(495)	(374,451)	23,644	(98,135)	35,512	(29,671)	585
(3,196)	(8,286)	(360,457)	286,173	(84,421)	(710)	(12,030)	(3,116)

0	(727)	(70,108)	(92,222)	0	(14,117)	(900)	(1,166)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	1	(6,588)	(1)	(32)

0	(135)	0	(26,307)	0	0	0	(346)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(11)

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0

0	(862)	(70,108)	(118,529)	1	(20,705)	(901)	(1,555)

4,073	14,035	2,162,776	2,300,752	585,832	353,870	447,859	23,635
0	0	0	0	0	0	0	0
0	0	0	0	10	0	10	0
0	0	0	0	76,049	16,670	978	749

0	862	69,986	118,001	0	13,780	900	1,512
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	5,538	1	40

(1,206)	(41,158)	(211,009)	(1,687,855)	(79,762)	(31,542)	(20,965)	(5,203)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	(42,561)	(47,159)	(369)	(281)
2,867	(26,261)	2,021,753	730,898	539,568	311,157	428,414	20,452

0	0	6	9	53	17	2	0

(329)	(35,409)	1,591,194	898,551	455,201	289,759	415,485	15,781

20,726	56,135	2,261,394	1,362,843	478,522	188,763	27,487	11,706
$20,397	$20,726	$3,852,588	$2,261,394	$933,723	$478,522	$442,972	$27,487

$20	$(468)	$(4,432)	$(7,950)	$(9,504)	$(28,801)	$2,471	$128

Semiannual Report	September 30, 2008	47

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Long Duration Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Period from August 31, 2007 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,846	$2,454	$7,679	$16,358	$5,770	$7,479
Net realized gain (loss)	(4,906)	(9,514)	(10,594)	(6,146)	26,876	16,879
Net change in unrealized appreciation (depreciation)	(21,656)	744	(47,502)	(5,561)	(18,245)	5,771
Net increase (decrease) resulting from operations	(23,716)	(6,316)	(50,417)	4,651	14,401	30,129

Distributions to Shareholders:
From net investment income
Institutional Class	(329)	0	(2,805)	(15,318)	(1,760)	(7,667)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	(670)	(3,994)	(376)	(267)
From net realized capital gains
Institutional Class	0	(935)	0	(23,191)	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	(7,043)	0	0
Tax basis return of capital
Institutional Class	0	(2,357)	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(329)	(3,292)	(3,475)	(49,546)	(2,136)	(7,934)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	26,000	140,500	23,446	157,021	75,064	88,972
Administrative Class	0	0	0	0	0	0
Class P	0	0	10	0	0	0
Other Classes	0	0	5,352	15,045	43,032	60,798
Issued as reinvestment of distributions
Institutional Class	329	3,292	2,776	38,369	1,760	7,666
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	557	9,203	331	232
Cost of shares redeemed
Institutional Class	0	(12,000)	(7,737)	(246,273)	(75,353)	(76,531)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	(12,078)	(32,608)	(31,318)	(11,150)
Net increase (decrease) resulting from Fund share transactions	26,329	131,792	12,326	(59,243)	13,516	69,987

Fund Redemption Fee	0	0	0	1	11	7

Total Increase (Decrease) in Net Assets	2,284	122,184	(41,566)	(104,137)	25,792	92,189

Net Assets:
Beginning of period	122,184	0	249,720	353,857	249,641	157,452
End of period*	$124,468	$122,184	$208,154	$249,720	$275,433	$249,641

* Including undistributed (overdistributed) net investment income of:	$1,923	$(594)	$6,520	$2,316	$4,697	$1,063

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$260,127	$516,618
Net realized gain (loss)	(1,587,695)	2,796,558
Net change in unrealized appreciation (depreciation)	(1,760,530)	177,663
Net increase (decrease) resulting from operations	(3,088,098)	3,490,839

Distributions to Shareholders:
From net investment income
Institutional Class	(216,903)	(438,916)
Administrative Class	(35,984)	(67,926)
Class P	(73)	0
Other Classes	(130,553)	(265,441)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	0
Class P	0	0
Other Classes	0	0

Total Distributions	(383,513)	(772,283)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,464,955	2,364,522
Administrative Class	367,627	418,000
Class P	5,107	0
Other Classes	980,526	1,457,582
Issued as reinvestment of distributions
Institutional Class	169,886	331,437
Administrative Class	35,299	66,651
Class P	0	0
Other Classes	103,317	206,578
Cost of shares redeemed
Institutional Class	(1,674,889)	(3,371,519)
Administrative Class	(263,385)	(384,796)
Class P	(93)	0
Other Classes	(1,425,673)	(1,751,605)
Net (decrease) resulting from Fund share transactions	(237,323)	(663,150)

Fund Redemption Fee	992	755

Total Increase (Decrease) in Net Assets	(3,707,942)	2,056,161

Net Assets:
Beginning of period	13,919,215	11,863,054
End of period*	$10,211,273	$13,919,215

* Including undistributed net investment income of:	$799,992	$923,378

Semiannual Report	September 30, 2008	49

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	European StocksPLUS® TR Strategy Fund	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	Fundamental IndexPLUSTM TR Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations	$(630)	$(4,510)	$(100,707)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(29,301)	(122,778)	(1,534,177)
Proceeds from sales of long-term securities	29,742	120,172	1,553,231
Purchases of short-term portfolio investments, net	1,315	1,206	86,595
Increase (Decrease) in deposits with counterparty	50	212	1,783
Increase (Decrease) in interest receivable	4	7	526
Increase (Decrease) in receivable for investments sold	1,480	2,701	46,683
Increase (Decrease) in other asset	0	6	0
Increase (Decrease) in payable for investments purchased	(1,997)	(63)	(24,079)
Increase (Decrease) in swap premiums received	(499)	(2,979)	(69,870)
Increase (Decrease) in investment advisory fee	(1)	0	(34)
Increase (Decrease) in administrative fee	0	0	(16)
Increase (Decrease) in distribution fee	0	0	(3)
Increase (Decrease) in servicing fee	0	0	(2)
Increase in recoupment payable to manager	0	0	1
Increase (Decrease) in other liability	0	(33)	1,000
Payment (Proceeds) from futures transactions	53	154	2,798
Payment from currency transactions	264	757	2,499
Payment (Proceeds) from short sale transactions	1,256	1,942	(944)
Unrealized (depreciation) on investments	550	2,615	56,354
Net realized gain (loss) on investments	230	2,431	58,225
Net amortization on investments	0	(8)	(232)
Net cash used for operating activities	2,516	1,832	79,631

Cash flows received from financing activities:
Proceeds from shares sold	0	2,202	23,768
Payment on shares redeemed	(1,000)	(95)	(54,295)
Cash dividend paid*	0	0	(24)
Net borrowing (repayment) of reverse repurchase agreements	(1,280)	(3,271)	(28,714)
Net cash received from financing activities	(2,280)	(1,164)	(59,265)

Net Increase in Cash and Foreign Currency	236	668	20,366

Cash and Foreign Currency:
Beginning of period	90	633	8,826
End of period	$326	$1,301	$29,192

* Reinvestment of dividends	$0	$0	$276

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$(20,006)	$(76,639)	$(50,417)	$14,401

(219,724)	(4,238,362)	(888,914)	(723,700)
231,709	4,141,856	931,074	555,039
12,596	(32,310)	47,854	(761)
360	5,884	784	(8,185)
(20)	1,875	519	(953)
6,541	7,687	(14,302)	(33,366)
0	0	0	(178)
(9,244)	(13,208)	56,618	50,097
(11,406)	(58,604)	(884)	649
(4)	64	(7)	19
(2)	41	(6)	13
0	(4)	(4)	2
0	(3)	(3)	3
2	0	0	0
0	500	750	0
631	4,580	(34,804)	42,317
873	27,471	2,206	1,574
3,295	71,863	(6,382)	16,712
11,864	55,386	47,502	18,245
9,994	31,473	10,594	(26,876)
4	(39)	2	(96)
17,463	(70,489)	102,180	(95,044)

4,064	261,861	28,780	118,313
(2,727)	(39,078)	(21,544)	(92,605)
(10)	0	(142)	(45)
(17,394)	(119,020)	(99,006)	75,214
(16,067)	103,763	(91,912)	100,877

1,396	33,274	10,268	5,833

326	5,953	5,410	1,637
$1,722	$39,227	$15,678	$7,470

$40	$200	$3,333	$2,091

Semiannual Report	September 30, 2008	51

Schedule of Investments All Asset Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	28,128,131	$384,511
Convertible Fund	32,674,360	338,833
Developing Local Markets Fund	145,714,514	1,445,488
Diversified Income Fund	40,874,488	392,804
Emerging Local Bond Fund	154,482,082	1,384,159
Emerging Markets Bond Fund	90,553,007	855,726
Floating Income Fund	36,748,405	307,952
Foreign Bond Fund (Unhedged)	681,509	6,549
Fundamental Advantage Total Return Strategy Fund	57,924,949	557,817
Fundamental IndexPLUSTM Fund	21,033,538	163,851
Fundamental IndexPLUSTM TR Fund	39,500,915	300,602
Global Bond Fund (Unhedged)	786,913	7,358
GNMA Fund	11,179,847	125,550
High Yield Fund	44,848,070	354,300
Income Fund	23,155,875	213,960
International StocksPLUS® TR Strategy Fund (Unhedged)	5,440,884	38,413
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	39,102,276	333,151
Investment Grade Corporate Bond Fund	113,994,980	1,088,652
Long Duration Total Return Fund	32,655,061	315,121
Long-Term U.S. Government Fund	1,034,295	11,046
Low Duration Fund	4,523,708	43,066
Real Return Asset Fund	286,274,428	3,065,999
Real Return Fund	134,009,664	1,401,741
RealEstateRealReturn Strategy Fund	124,730,821	691,009
Short-Term Fund	1,207,545	11,653
Small Cap StocksPLUS® TR Fund	41,351,787	368,858
StocksPLUS® Fund	1,364,517	10,534
StocksPLUS® Total Return Fund	5,473,299	43,513
Total Return Fund	49,205,026	505,828

Total PIMCO Funds (Cost $16,111,040)		14,768,044

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,490	4,490

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $4,580. Repurchase proceeds are $4,490.)
Total Short-Term Instruments (Cost $4,490)		4,490

Total Investments 100.0% (Cost $16,115,530)		$14,772,534

Other Assets and Liabilities (Net) (0.0%)		(6,138)

Net Assets 100.0%		$14,766,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$14,768,044	$4,490	$0	$14,772,534
Other Financial Instruments ++	0	0	0	0

Total	$14,768,044	$4,490	$0	$14,772,534

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 108.7%
CommodityRealReturn Strategy Fund®	2,732,678	$37,356
Convertible Fund	2,929,153	30,375
Developing Local Markets Fund	13,376,452	132,694
Diversified Income Fund	2,697,324	25,921
Emerging Local Bond Fund	14,380,415	128,848
Emerging Markets Bond Fund	8,101,562	76,560
European StocksPLUS® TR Strategy Fund	137,498	990
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,381,873	11,912
Foreign Bond Fund (Unhedged)	977,937	9,398
Fundamental Advantage Total Return Strategy Fund	6,668,614	64,219
Fundamental IndexPLUSTM Fund	116,811	910
Fundamental IndexPLUSTM TR Fund	451,648	3,437
Global Bond Fund (Unhedged)	26,152	244
GNMA Fund	60	1
High Yield Fund	4,555,363	35,987
Income Fund	4,723,833	43,648
Investment Grade Corporate Bond Fund	15,753,594	150,447
Japanese StocksPLUS® TR Strategy Fund	1,948,967	16,118
Long Duration Total Return Fund	2,691,976	25,978
Long-Term U.S. Government Fund	392,437	4,191
Low Duration Fund	77,656	739
Real Return Asset Fund	31,456,135	336,895
Real Return Fund	6,869,396	71,854
RealEstateRealReturn Strategy Fund	9,370,007	51,910
Short-Term Fund	66	1
Small Cap StocksPLUS® TR Fund	1,062,107	9,474
StocksPLUS® Fund	145,318	1,122
StocksPLUS® Total Return Fund	222,590	1,770
StocksPLUS® TR Short Strategy Fund	20,499,981	200,490
Total Return Fund	4,144,044	42,601

Total PIMCO Funds (Cost $1,608,213)		1,516,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$329	329

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $339. Repurchase proceeds are $329.)
Total Short-Term Instruments (Cost $329)		329

Total Investments 108.7% (Cost $1,608,542)		$1,516,419

Other Assets and Liabilities (Net) (8.7%)		(121,660)

Net Assets 100.0%		$1,394,759

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,516,090	$329	$0	$1,516,419
Other Financial Instruments ++	0	0	0	0

Total	$1,516,090	$329	$0	$1,516,419

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  European StocksPLUS® TR Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 17.1%

American International Group, Inc.
5.850% due 01/16/2018	$100	$50

Barclays Bank PLC
6.050% due 12/04/2017	100	93

Citigroup, Inc.
6.125% due 11/21/2017	100	85

General Electric Capital Corp.
5.875% due 01/14/2038	100	74

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	100	96

Wells Fargo Capital XV
9.750% due 12/29/2049	100	97

		495

INDUSTRIALS 3.3%

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

UTILITIES 6.6%

Embarq Corp.
6.738% due 06/01/2013	100	88

Progress Energy, Inc.
7.100% due 03/01/2011	100	103

		191

Total Corporate Bonds & Notes (Cost $900)		780

MUNICIPAL BONDS & NOTES 3.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	100	93

Total Municipal Bonds & Notes (Cost $104)		93

U.S. GOVERNMENT AGENCIES 237.2%

Fannie Mae
3.375% due 11/25/2023	64	64
3.740% due 08/01/2035 (a)	43	44
4.000% due 08/01/2013 (a)	31	31
4.107% due 04/25/2032	12	12
4.278% due 06/01/2043	17	17
4.567% due 10/01/2035 (a)	47	47
4.689% due 12/01/2034 (a)	40	41
4.804% due 10/01/2035 (a)	43	44
4.842% due 02/01/2034 (a)	31	31
4.910% due 12/01/2035 (a)	53	53
4.936% due 10/01/2035 (a)	40	40
5.000% due 03/01/2020 - 10/01/2020 (a)	1,052	1,050
5.000% due 02/25/2025	145	146
5.399% due 07/01/2032	16	16
5.421% due 05/01/2036 (a)	130	132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/01/2022 - 06/01/2037 (a)	$2,323	$2,328
6.000% due 01/01/2037 - 11/01/2037 (a)	425	431
6.500% due 03/01/2037 - 04/01/2038 (a)	865	887

Freddie Mac
2.688% due 10/15/2020	23	23
3.000% due 05/15/2022	1	1
4.000% due 06/15/2022	10	10
4.478% due 07/25/2044	22	20
4.500% due 11/15/2013 - 10/15/2019	64	65
5.000% due 12/15/2015 - 12/15/2023	334	337
5.500% due 08/15/2030 - 10/01/2038	1,000	994

Total U.S. Government Agencies (Cost $6,810)		6,864

U.S. TREASURY OBLIGATIONS 28.1%

U.S. Treasury Notes
2.875% due 06/30/2010	800	814

Total U.S. Treasury Obligations (Cost $815)		814

MORTGAGE-BACKED SECURITIES 15.7%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	52	48

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	17	17

Harborview Mortgage Loan Trust
3.250% due 05/19/2035	51	33

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	12	10

Lehman XS Trust
3.287% due 07/25/2046	12	12

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	62	61

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	43	27
3.747% due 12/25/2027	30	26
3.835% due 06/25/2046	57	34
4.198% due 09/25/2046	70	46
4.329% due 07/25/2046	63	47

Wells Fargo Mortgage-Backed Securities Trust
4.336% due 07/25/2035	100	93

Total Mortgage-Backed Securities (Cost $565)		454

ASSET-BACKED SECURITIES 7.1%

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	19	18

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036		$24	$24

Lehman XS Trust
3.287% due 08/25/2046		16	16

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034		5	4

Merrill Lynch Mortgage Investors, Inc.
3.267% due 04/25/2037		10	10

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036		48	45

Residential Asset Securities Corp.
3.277% due 02/25/2037		53	50

Soundview Home Equity Loan Trust
3.257% due 10/25/2036		9	8

Structured Asset Securities Corp.
4.900% due 04/25/2035		44	29

Total Asset-Backed Securities (Cost $226)			204

SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Total Sovereign Issues (Cost $13)			13

FOREIGN CURRENCY-DENOMINATED ISSUES 4.6%

Republic of Germany
4.250% due 07/04/2039	EUR	100	133

Total Foreign Currency-Denominated Issues (Cost $134)			133

		SHARES
EXCHANGE-TRADED FUNDS 1.6%

DJ Euro STOXX 50 Fund		1,108	47

Total Exchange-Traded Funds (Cost $50)			47

PURCHASED OPTIONS (d) 0.5%
(Cost $17)			14

Total Investments 325.4% (Cost $9,634)			$9,416

Written Options (e) (0.5%)
(Premiums $16)			(15)

Other Assets and Liabilities (Net) (224.9%)			(6,508)

Net Assets 100.0%			$2,893

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $5,430 at a weighted average interest rate of 2.424%. On September 30, 2008, securities valued at $5,150 were pledged as collateral for reverse repurchase agreements.

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(b)	Cash of $170 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	1	$2
90-Day Eurodollar December Futures	Long	12/2008	2	(2)
90-Day Eurodollar March Futures	Long	03/2009	1	0
90-Day Eurodollar March Futures	Long	03/2010	1	1
90-Day Eurodollar September Futures	Long	09/2009	1	3
Euro-Bund 10-Year Bond December Futures	Short	12/2008	2	(3)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 124.000	Long	12/2008	2	0
Euro-Schatz December Futures	Short	12/2008	5	(6)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	5	0
U.S. Treasury 5-Year Note December Futures	Short	12/2008	21	14
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	6	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	2	4
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	1	(1)

				$11

(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Progress Energy, Inc. 7.100% due 03/01/2011	(0.100%	)	03/20/2011	MLP	0.328%	$100	$1	$0	$1

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	$100	$5	$1	$4
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	100	0	(3)	3
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	100	1	(4)	5

					$6	$(6)	$12

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	$100	$(5)	$(3)	$(2)
CDX.IG-9 5 Year Index 30-100%	0.820%	12/20/2012	BCLY	100	2	0	2
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	100	(10)	(14)	4

					$(13)	$(17)	$4

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	200	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		600	(26)	(16)	(10)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		300	(5)	(2)	(3)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$100	1	0	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		100	1	2	(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		100	1	2	(1)

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  European StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		$300	$(2)	$(1)	$(1)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		1,100	(6)	2	(8)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		300	(1)	1	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		300	(1)	(1)	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		800	(5)	1	(6)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		600	24	18	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		200	(8)	(7)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(3)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		400	(15)	(5)	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		400	(15)	6	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,300	(48)	(27)	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		500	(18)	(5)	(13)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		200	8	(5)	13
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	4	(3)	7
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	5	(3)	8
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		200	9	(7)	16
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM	EUR	180	(1)	0	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		120	(1)	0	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		200	(4)	2	(6)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		300	0	0	0
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		300	2	(1)	3
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		100	0	0	0
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		100	(10)	1	(11)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	1,000	(1)	(4)	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		500	1	(1)	2
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP	MXN	100	0	0	0

							$(116)	$(56)	$(60)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Fresco Dow Jones Euro STOXX 50	3,099	1-Month USD-LIBOR less 0.250%	$135	11/15/2008	GSC	$3
Receive	Fresco Dow Jones Euro STOXX 50	66,941	1-Month USD-LIBOR less 0.250%	2,926	11/15/2008	GSC	(68)

							$(65)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(d)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$110.500	11/21/2008	8	$0	$0
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	6	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	13	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	140.000	11/21/2008	2	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	6	0	0

				$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	600	$3	$4
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$300	4	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		900	9	7

								$16	$13

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	$104.313	12/19/2008	$800	$0	$0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	103.813	10/10/2008	200	0	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	118.000	11/20/2008	100	0	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	121.500	12/19/2008	300	0	0
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	109.969	11/20/2008	300	0	0
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	123.000	10/10/2008	200	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	114.188	12/19/2008	500	0	0
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	400	0	0
Put - OTC Freddie Mac 5.500% due 11/01/2038	73.000	11/06/2008	1,300	0	0

				$0	$0

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(e)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	200	$3	$3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$100	3	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		400	10	9

								$16	$15

Transactions in written call and put options for the period ended September 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	1	$1,200	EUR	200	$29
Sales	0	0		0	0
Closing Buys	0	(700)		0	(12)
Expirations	(1)	0		0	(1)
Exercised	0	0		0	0

Balance at 09/30/2008	0	$500	EUR	200	$16

(f)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$1,000	$984	$996
U.S. Treasury Notes	2.875%	06/30/2010	400	404	410
U.S. Treasury Notes	4.000%	09/30/2009	200	204	204
U.S. Treasury Notes	4.250%	11/15/2013	300	316	324
U.S. Treasury Notes	4.500%	02/28/2011	300	317	319
U.S. Treasury Notes	4.750%	05/15/2014	200	218	222
U.S. Treasury Notes	5.125%	06/30/2011	500	534	547

				$2,977	$3,022

(7)	Market value includes $20 of interest payable on short sales.

(g)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	MSC	10	10/2008	$0	$0	$0
Buy		UBS	10	10/2008	0	(1)	(1)
Sell	BRL	CITI	25	12/2008	1	0	1
Buy		HSBC	675	12/2008	0	(46)	(46)
Sell		HSBC	714	12/2008	35	0	35
Sell		MSC	4	12/2008	0	0	0
Sell		RBC	95	12/2008	2	0	2
Buy		UBS	253	12/2008	0	(6)	(6)
Sell		UBS	91	12/2008	3	0	3
Buy		RBC	95	06/2009	0	(2)	(2)
Buy	CNY	DUB	209	10/2008	0	0	0
Sell		DUB	449	10/2008	0	(1)	(1)
Buy		JPM	240	10/2008	0	0	0
Buy		BCLY	39	07/2009	0	0	0
Buy		DUB	58	07/2009	0	(1)	(1)
Sell	EUR	CITI	2,151	10/2008	0	(7)	(7)
Buy		MLP	220	10/2008	0	0	0
Sell		UBS	2,151	10/2008	120	0	120
Buy	GBP	CITI	17	10/2008	0	(1)	(1)
Buy		CSFB	9	10/2008	0	(1)	(1)
Sell		UBS	98	11/2008	3	0	3
Sell	JPY	BCLY	433	10/2008	0	0	0
Sell		CITI	433	10/2008	0	0	0
Buy		DUB	3,953	10/2008	1	0	1
Sell		BCLY	867	11/2008	0	0	0
Sell	MXN	DUB	28	11/2008	0	0	0
Sell		MSC	347	11/2008	1	0	1
Buy		RBC	375	11/2008	0	(1)	(1)
Buy		DUB	28	05/2009	0	0	0
Buy	MYR	BCLY	21	11/2008	0	(1)	(1)
Buy		CITI	28	11/2008	0	(1)	(1)
Buy		DUB	37	11/2008	0	(1)	(1)

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  European StocksPLUS® TR Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	HSBC	41	11/2008	$1	$0	$1
Buy		JPM	7	11/2008	0	0	0
Buy	PLN	HSBC	40	05/2009	0	(1)	(1)
Sell	RUB	DUB	609	11/2008	1	0	1
Buy		HSBC	862	11/2008	0	(1)	(1)
Buy		HSBC	618	05/2009	0	(2)	(2)
Buy	SGD	BCLY	13	11/2008	0	0	0
Buy		BOA	13	11/2008	0	(1)	(1)
Buy		CITI	3	11/2008	0	0	0
Sell		DUB	20	11/2008	1	0	1
Buy		JPM	2	11/2008	0	0	0
Buy		UBS	13	11/2008	0	(1)	(1)

					$169	$(76)	$93

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$47	$9,369	$0	$9,416
Short Sales, at value	0	(3,002)	0	(3,002)
Other Financial Instruments ++	11	(32)	(1)	(22)

Total	$58	$6,335	$(1)	$6,392

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$109	$(8)	$0	$0	$(21)	$(80)	$0
Other Financial Instruments ++	0	0	0	0	2	(3)	(1)

Total	$109	$(8)	$0	$0	$(19)	$(83)	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Far East (ex-Japan) StocksPLUS® TR Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 29.8%

American Express Bank FSB
6.000% due 09/13/2017	$200	$167

American Express Centurion Bank
6.000% due 09/13/2017	200	168

American International Group, Inc.
5.850% due 01/16/2018	200	100
8.250% due 08/15/2018	100	58

ANZ National International Ltd.
6.200% due 07/19/2013	200	199

Bank of America Corp.
8.000% due 12/29/2049	300	238
8.125% due 12/29/2049	200	162

Barclays Bank PLC
7.700% due 04/29/2049	100	88

Capital One Financial Corp.
6.750% due 09/15/2017	100	88

Citigroup, Inc.
5.500% due 04/11/2013	100	87
6.125% due 11/21/2017	500	424
6.125% due 05/15/2018	400	332
8.400% due 04/29/2049	100	68

Deutsche Bank AG
6.000% due 09/01/2017	200	189

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	64
7.800% due 06/01/2012	50	31

GMAC LLC
6.625% due 05/15/2012	100	42
7.000% due 02/01/2012	100	41

Goldman Sachs Group, Inc.
3.294% due 12/22/2008	100	99
6.750% due 10/01/2037	100	67

HSBC Finance Corp.
2.846% due 10/21/2009	100	95

John Deere Capital Corp.
3.567% due 06/10/2011	300	301

JPMorgan Chase & Co.
3.526% due 06/26/2009	100	100

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	184

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	100	87
6.875% due 04/25/2018	100	89

Morgan Stanley
4.904% due 05/14/2010	100	73
6.625% due 04/01/2018	200	132

Rabobank Nederland NV
2.811% due 01/15/2009	100	100

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	100	74

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	100	100
2.874% due 11/20/2009	100	99

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	100	91

UBS AG
3.982% due 06/19/2010	100	100

		4,337

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 0.7%

Omnicom Group, Inc.
5.900% due 04/15/2016	$100	$99

UTILITIES 1.8%

AT&T, Inc.
5.500% due 02/01/2018	100	89

Embarq Corp.
6.738% due 06/01/2013	200	177

		266

Total Corporate Bonds & Notes (Cost $5,610)		4,702

MUNICIPAL BONDS & NOTES 2.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	208

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	200	187

Total Municipal Bonds & Notes (Cost $408)		395

U.S. GOVERNMENT AGENCIES 140.0%

Fannie Mae
3.375% due 11/25/2023	64	64
3.557% due 05/25/2042 - 09/25/2042	124	122
3.740% due 08/01/2035 (b)	43	44
4.000% due 08/01/2013 (b)	62	61
4.278% due 09/01/2044 - 10/01/2044 (b)	198	197
4.503% due 11/01/2034 (b)	42	43
4.567% due 10/01/2035 (b)	47	47
4.712% due 09/01/2035 (b)	73	73
4.804% due 10/01/2035 (b)	43	44
4.842% due 02/01/2034 (b)	31	31
4.910% due 12/01/2035 (b)	106	106
4.936% due 10/01/2035 (b)	42	42
5.000% due 01/01/2020 (b)	258	258
5.000% due 02/25/2025 - 10/01/2038	718	706
5.399% due 07/01/2032 (b)	16	17
5.500% due 05/25/2027	106	108
5.500% due 12/01/2036 - 06/01/2037 (b)	4,569	4,561
6.000% due 03/25/2031	241	247
6.000% due 08/01/2036 - 12/01/2037 (b)	3,509	3,559

Freddie Mac
2.688% due 10/15/2020	23	23
3.500% due 01/15/2023	53	53
4.737% due 09/01/2035 (b)	66	66
5.000% due 12/15/2015 - 08/15/2020	790	796
5.500% due 01/01/2037 - 08/01/2038 (b)	6,634	6,597

Ginnie Mae
5.000% due 10/01/2038	1,000	981
6.000% due 10/01/2038	1,500	1,520

Total U.S. Government Agencies (Cost $20,181)		20,366

U.S. TREASURY OBLIGATIONS 21.3%

U.S. Treasury Bonds
4.375% due 02/15/2038	600	586
5.375% due 02/15/2031	600	680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Notes
2.875% due 06/30/2010	$1,600	$1,628
4.125% due 08/31/2012	200	211

Total U.S. Treasury Obligations (Cost $3,123)		3,105

MORTGAGE-BACKED SECURITIES 10.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	103	96
4.625% due 10/25/2035	145	130
5.474% due 05/25/2047	99	84

Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037	99	69

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	73	44
3.382% due 12/20/2046	100	61
3.398% due 03/20/2046	58	36
4.500% due 06/25/2035	26	26

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	68	53

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	5	5

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.297% due 08/25/2037	64	61

Downey Savings & Loan Association Mortgage Loan Trust
5.205% due 07/19/2044	11	9

GSR Mortgage Loan Trust
5.500% due 11/25/2035	20	20

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	63	38

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	23	21

Lehman XS Trust
3.287% due 07/25/2046	24	24

Mellon Residential Funding Corp.
2.838% due 11/15/2031	72	65
2.928% due 12/15/2030	57	53

Morgan Stanley Capital I
2.548% due 10/15/2020	36	32

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	34	20

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	62	61
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
4.763% due 06/25/2033	67	61
5.000% due 12/25/2034	70	69

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	69	63

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.835% due 06/25/2046	114	69
4.274% due 05/25/2041	15	14
4.329% due 07/25/2046	126	94

Wells Fargo Mortgage-Backed Securities Trust
5.240% due 04/25/2036	59	56

Total Mortgage-Backed Securities (Cost $1,795)		1,522

ASSET-BACKED SECURITIES 11.5%

ACE Securities Corp.
3.357% due 12/25/2035	57	56

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Funding Certificates
3.267% due 01/25/2037	$40	$37

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	42	41
3.307% due 06/25/2037	193	178

Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037	74	68
3.267% due 07/25/2045	72	66

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	16	16
3.257% due 01/25/2037	5	5
3.257% due 05/25/2037	90	88
3.257% due 06/25/2037	50	48
3.367% due 02/25/2036	11	9

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	50	48

First NLC Trust
3.277% due 08/25/2037	71	67

GSAMP Trust
3.277% due 01/25/2036	2	2
3.297% due 11/25/2035	12	6

GSR Mortgage Loan Trust
3.307% due 11/25/2030	1	1

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	25	24
3.538% due 09/20/2033	17	16

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	64	57

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	35	34
3.337% due 04/25/2047	49	48

JPMorgan Mortgage Acquisition Corp.
3.247% due 08/25/2036	30	29
3.257% due 10/25/2036	48	46
3.267% due 04/25/2037	67	62
3.287% due 03/25/2037	59	55

Lehman XS Trust
3.297% due 05/25/2046	15	14

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	9	7

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	39	38
3.287% due 05/25/2037	56	52

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036		$17	$17

Morgan Stanley ABS Capital I
3.247% due 07/25/2036		25	24

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037		68	60

SLC Student Loan Trust
2.784% due 02/15/2015		56	56

SLM Student Loan Trust
2.800% due 10/25/2016		58	57
2.800% due 07/25/2017		100	95

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		30	29
3.287% due 06/25/2037		66	63

Structured Asset Securities Corp.
4.900% due 04/25/2035		44	29

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		28	27

Total Asset-Backed Securities (Cost $1,787)			1,675

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Total Sovereign Issues (Cost $13)			13

FOREIGN CURRENCY-DENOMINATED ISSUES 4.7%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	106

Republic of Germany
4.250% due 07/04/2039	EUR	200	266
5.625% due 01/04/2028		200	316

Total Foreign Currency-Denominated Issues (Cost $790)			688

		SHARES
EXCHANGE-TRADED FUNDS 2.1%

iShares MSCI Hong Kong Index Fund		7,509	99

	SHARES	VALUE (000S)

iShares MSCI Malaysia Index Fund	1,317	$11

iShares MSCI Singapore Index Fund	835	8

iShares MSCI South Korea Index Fund	822	33

iShares MSCI Taiwan Index Fund	14,392	155

Total Exchange-Traded Funds (Cost $329)		306

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.0%

COMMERCIAL PAPER 3.4%

Federal Home Loan Bank
2.270% due 10/01/2008	$500	500

REPURCHASE AGREEMENTS 1.5%

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	211	211

(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $212. Repurchase proceeds are $211.)

U.S. TREASURY BILLS 5.1%
1.445% due 12/26/2008 (a)	750	743

Total Short-Term Instruments (Cost $1,459)		1,454

PURCHASED OPTIONS (e) 2.1%
(Cost $239)		302

Total Investments 237.3% (Cost $35,734)		$34,528

Written Options (f) (1.7%)
(Premiums $189)		(252)

Other Assets and Liabilities (Net) (135.6%)		(19,724)

Net Assets 100.0%		$14,552

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(b)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $15,901 at a weighted average interest rate of 2.430%. On September 30, 2008, securities valued at $15,727 were pledged as collateral for reverse repurchase agreements.

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(c)	Cash of $883 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	4	$3
90-Day Euribor March Futures	Long	03/2009	3	5
90-Day Eurodollar December Futures	Long	12/2008	10	(10)
90-Day Eurodollar December Futures	Long	12/2009	4	1
90-Day Eurodollar June Futures	Short	06/2009	7	14
90-Day Eurodollar March Futures	Long	03/2009	10	1
90-Day Eurodollar March Futures	Long	03/2010	8	7
90-Day Eurodollar September Futures	Long	09/2009	6	11
Euro-Bobl December Futures	Short	12/2008	6	(8)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	6	0
Euro-Schatz December Futures	Short	12/2008	23	(28)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	23	2
U.S. Treasury 5-Year Note December Futures	Short	12/2008	103	47
U.S. Treasury 10-Year Note December Futures	Long	12/2008	7	2
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	37	(22)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	35	67
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	5	6
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	4	7
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	1	(1)

				$104

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
AutoZone, Inc. 5.875% due 10/15/2012	(0.665%	)	06/20/2017	RBS	1.055%	$100	$3	$0	$3
Citigroup, Inc. 6.125% due 05/15/2018	(0.860%	)	06/20/2018	DUB	2.656%	400	47	0	47
Clorox Co. 6.125% due 02/01/2011	(0.330%	)	12/20/2012	BOA	0.696%	100	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.390%	)	06/20/2016	MSC	0.716%	100	2	0	2

							$53	$0	$53

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	$100	$0	$0	$0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	100	0	0	0

						$0	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY	$300	$6	$(6)	$12
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	100	10	2	8
CDX.IG-5 7 Year Index 10-15%	(0.143%)	12/20/2012	MSC	300	36	0	36
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	200	11	2	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	300	2	(5)	7
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	1	(1)	2
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	400	1	(7)	8
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	200	0	(8)	8

					$72	$(27)	$99

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.Hvol-9 5 Year Index	1.400%	12/20/2012	CSFB	$200	$(22)	$(2)	$(20)
CDX.HY-8 Index 35-100%	0.483%	06/20/2012	BCLY	99	(3)	0	(3)
CDX.IG-5 10 Year Index 10-15%	0.458%	12/20/2015	MSC	200	(39)	0	(39)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	300	(31)	(46)	15

					$(95)	$(48)	$(47)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC	BRL	600	$(31)	$0	$(31)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,200	(52)	(31)	(21)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,000	(42)	(12)	(30)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		400	(6)	(2)	(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$1,100	12	25	(13)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,300	25	50	(25)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,100	12	25	(13)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		1,800	(11)	(7)	(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		4,100	(25)	7	(32)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		1,400	(9)	1	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		1,300	(8)	(6)	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		3,700	(22)	4	(26)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		700	(28)	(24)	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		600	(23)	(19)	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		900	(34)	(30)	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		300	(12)	(8)	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		100	(3)	2	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,600	(58)	(33)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		2,400	(87)	(24)	(63)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(7)	4	(11)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		1,100	(49)	(35)	(14)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	800	7	(4)	11
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		490	(2)	0	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		310	(1)	0	(1)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		800	(15)	7	(22)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		600	7	(2)	9
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		100	2	0	2
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		200	5	0	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		1,000	2	2	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		400	(2)	(1)	(1)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	19	6	13
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		100	(4)	0	(4)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		100	(4)	(1)	(3)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		200	(20)	(15)	(5)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	(10)	(3)	(7)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	500	(1)	2	(3)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		100	1	7	(6)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	DUB		100	3	(2)	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		200	5	15	(10)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	MSC		100	(3)	(1)	(2)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP	MXN	400	(2)	0	(2)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC		700	(3)	(1)	(2)

							$(474)	$(104)	$(370)

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI Hong Kong Index	6,218	1-Month USD-LIBOR less 0.250%	$88	11/15/2008	GSC	$6
Receive	iShares MSCI Hong Kong Index	316,771	1-Month USD-LIBOR less 0.250%	4,482	11/15/2008	GSC	(301)
Pay	iShares MSCI Malaysia Index	21,097	1-Month USD-LIBOR less 0.250%	181	11/15/2008	GSC	0
Receive	iShares MSCI Malaysia Index	168,440	1-Month USD-LIBOR less 0.250%	1,447	11/15/2008	GSC	11
Pay	iShares MSCI Singapore Index	4,764	1-Month USD-LIBOR less 0.250%	48	11/15/2008	GSC	1
Receive	iShares MSCI Singapore Index	196,209	1-Month USD-LIBOR less 0.250%	1,964	11/15/2008	GSC	(55)
Pay	iShares MSCI South Korea Index	8,780	1-Month USD-LIBOR less 0.250%	361	11/15/2008	GSC	11
Receive	iShares MSCI South Korea Index	115,959	1-Month USD-LIBOR less 0.250%	4,772	11/15/2008	GSC	(169)
Pay	iShares MSCI Taiwan Index	8,756	1-Month USD-LIBOR less 0.250%	96	11/15/2008	GSC	0
Receive	iShares MSCI Taiwan Index	256,327	1-Month USD-LIBOR less 0.250%	2,814	11/15/2008	GSC	(48)

							$(544)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$110.500	11/21/2008	32	$1	$1
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	18	1	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	55	1	1
Call - CBOT U.S. Treasury 5-Year Note December Futures	140.000	11/21/2008	30	0	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	37	1	1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/21/2008	10	0	1
Call - CBOT U.S. Treasury 30-Year Bond December Futures	137.000	11/21/2008	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	87.000	11/21/2008	11	0	0
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	26	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	92.000	11/21/2008	6	0	0

				$5	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	2,300	$12	$14
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$300	3	3
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		700	8	5
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009		15,300	146	209
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009		600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		2,300	24	18

								$199	$252

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY	103.800	03/17/2010	$100	$4	$4
Put - OTC USD versus JPY		103.800	03/17/2010	100	5	6

					$9	$10

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$35
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	3,000	1	0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.094	11/06/2008	1,000	0	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.750	10/10/2008	1,300	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.688	10/17/2008	200	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.250	12/12/2008	500	0	0
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	104.313	12/19/2008	3,300	1	0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	103.813	10/10/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.125% due 08/15/2012	115.094	12/19/2008	200	0	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	121.500	12/19/2008	300	0	0
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	125.594	12/19/2008	200	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	72.000	11/06/2008	500	0	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	1,000	0	0
Put - OTC Ginnie Mae 5.000% due 12/01/2038	72.000	12/11/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	1,500	0	0

				$26	$35

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

(f)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	700	$10	$10
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$100	3	3
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009		5,100	136	204
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		200	6	4
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		1,000	24	23

								$187	$250

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	5	$3,700	EUR	700	$77
Sales	2	5,400		0	146
Closing Buys	0	(2,400)		0	(30)
Expirations	(5)	0		0	(4)
Exercised	0	0		0	0

Balance at 09/30/2008	2	$6,700	EUR	700	$189

(g)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$2,800	$2,755	$2,789
Fannie Mae	6.000%	10/01/2038	1,000	1,004	1,012
U.S. Treasury Bonds	4.375%	02/15/2038	600	586	590
U.S. Treasury Bonds	5.375%	02/15/2031	100	113	114
U.S. Treasury Notes	2.000%	02/28/2010	1,300	1,297	1,305
U.S. Treasury Notes	2.125%	01/31/2010	700	700	705
U.S. Treasury Notes	2.875%	06/30/2010	3,200	3,246	3,280
U.S. Treasury Notes	3.500%	02/15/2018	800	780	789
U.S. Treasury Notes	4.000%	09/30/2009	800	814	818
U.S. Treasury Notes	4.125%	08/31/2012	400	419	423
U.S. Treasury Notes	4.250%	11/15/2013	300	317	324
U.S. Treasury Notes	4.250%	11/15/2017	1,100	1,152	1,158
U.S. Treasury Notes	4.750%	05/15/2014	200	215	222
U.S. Treasury Notes	4.750%	08/15/2017	700	763	755

				$14,161	$14,284

(7)	Market value includes $74 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	35	10/2008	$0	$(1)	$(1)
Sell		MSC	70	10/2008	1	0	1
Buy		UBS	36	10/2008	0	(2)	(2)
Sell	BRL	CITI	75	12/2008	3	0	3
Buy		HSBC	132	12/2008	0	(9)	(9)
Sell		HSBC	98	12/2008	6	0	6
Sell		JPM	234	12/2008	16	0	16
Sell		MSC	15	12/2008	1	0	1
Sell		RBC	282	12/2008	7	0	7
Buy		UBS	662	12/2008	0	(15)	(15)
Sell		UBS	91	12/2008	3	0	3
Buy		RBC	282	06/2009	0	(7)	(7)
Buy	CNY	DUB	383	10/2008	0	0	0
Sell		DUB	823	10/2008	0	(1)	(1)

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	JPM	440	10/2008	$0	$0	$0
Buy		BCLY	141	07/2009	0	(2)	(2)
Buy		DUB	1,841	07/2009	0	(20)	(20)
Buy		HSBC	26	07/2009	0	(1)	(1)
Buy	EUR	CITI	19	10/2008	0	0	0
Sell		CITI	19	10/2008	0	0	0
Sell		UBS	19	10/2008	1	0	1
Buy	GBP	CITI	3	10/2008	0	0	0
Buy		CSFB	2	10/2008	0	0	0
Sell		UBS	459	11/2008	16	0	16
Sell	HKD	BCLY	10,669	10/2008	0	(4)	(4)
Buy		CITI	23,312	10/2008	3	0	3
Sell		CSFB	15,333	10/2008	0	(5)	(5)
Buy		DUB	12,658	10/2008	2	0	2
Sell		DUB	11,440	10/2008	0	(4)	(4)
Buy		HSBC	2,000	10/2008	1	0	1
Sell		HSBC	6,155	10/2008	0	(3)	(3)
Sell		UBS	2,000	10/2008	0	(1)	(1)
Sell		CITI	23,276	01/2009	0	(2)	(2)
Buy	JPY	BCLY	4,222	10/2008	0	0	0
Sell		BCLY	2,165	10/2008	0	(1)	(1)
Sell		CITI	2,057	10/2008	0	(1)	(1)
Buy		DUB	16,923	10/2008	3	0	3
Sell		BCLY	4,222	11/2008	0	0	0
Sell	KRW	BCLY	5,210,298	11/2008	813	0	813
Buy		HSBC	1,329,912	11/2008	0	(116)	(116)
Sell		HSBC	132,000	11/2008	11	0	11
Sell		MLP	520,720	11/2008	27	0	27
Buy		HSBC	344,491	02/2009	0	(3)	(3)
Sell		HSBC	614,625	02/2009	38	0	38
Sell	MXN	CITI	1,424	11/2008	4	0	4
Buy		RBC	1,424	11/2008	0	(5)	(5)
Buy		CITI	1,424	05/2009	0	(4)	(4)
Sell	MYR	DUB	4,783	11/2008	84	0	84
Buy	PLN	HSBC	165	05/2009	0	(5)	(5)
Buy	RUB	HSBC	1,743	11/2008	0	(3)	(3)
Buy		HSBC	2,425	05/2009	0	(7)	(7)
Buy	SGD	CITI	91	11/2008	0	(1)	(1)
Sell		CITI	3,790	11/2008	140	0	140
Buy		DUB	629	11/2008	0	(2)	(2)
Buy		HSBC	319	11/2008	0	(2)	(2)
Sell		HSBC	228	11/2008	1	0	1
Buy		JPM	544	11/2008	0	(13)	(13)
Sell		UBS	200	11/2008	8	0	8
Sell	TWD	HSBC	10,266	11/2008	1	0	1
Sell		BCLY	35,968	02/2009	53	0	53
Sell		DUB	16,000	02/2009	25	0	25
Buy		HSBC	65,890	02/2009	0	(6)	(6)
Sell		HSBC	9,830	02/2009	4	0	4
Sell		MLP	25,600	02/2009	35	0	35
Sell		MSC	16,100	02/2009	25	0	25
Sell		UBS	8,200	02/2009	13	0	13

					$1,345	$(246)	$1,099

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$306	$33,631	$591	$34,528
Short Sales, at value	0	(14,209)	0	(14,209)
Other Financial Instruments ++	104	37	(85)	56

Total	$410	$19,459	$506	$20,375

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$95	$578	$0	$0	$(13)	$(69)	$591
Other Financial Instruments ++	(4)	0	0	0	1	(82)	(85)

Total	$91	$578	$0	$0	$(12)	$(151)	$506

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Tax Efficient Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.1%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$68

Total Corporate Bonds & Notes (Cost $100)		68

MUNICIPAL BONDS & NOTES 82.7%

ARIZONA 4.7%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	81

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	221

		302

CALIFORNIA 6.6%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	260

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	70

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	92

		422

COLORADO 2.7%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	84

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	87

		171

FLORIDA 3.7%

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	250	235

GEORGIA 0.2%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	100	13

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	181

ILLINOIS 4.3%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	92

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	181

		273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 1.1%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	$100	$67

MARYLAND 1.7%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	108

MICHIGAN 1.1%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	71

MISSISSIPPI 4.3%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	300	277

NEW JERSEY 1.5%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	97

NEW YORK 1.5%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	95

NORTH CAROLINA 7.4%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	141

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	237

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	92

		470

OHIO 4.9%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	82
5.875% due 06/01/2047	300	227

		309

PENNSYLVANIA 9.9%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	229

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	177

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	224

		630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 5.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$150	$145

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	234

		379

TENNESSEE 4.6%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	293

TEXAS 7.6%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	150

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	119

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	137

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	81

		487

WEST VIRGINIA 2.3%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	147

WYOMING 3.9%

Campbell County, Wyoming Recreation Project Revenue Bonds, Series 2008
5.250% due 06/15/2019	250	251

Total Municipal Bonds & Notes (Cost $5,788)		5,278

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	3

Total Convertible Preferred Stocks (Cost $30)		3

Total Investments 83.9% (Cost $5,918)		$5,349

Other Assets and Liabilities (Net) 16.1%		1,028

Net Assets 100.0%		$6,377

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund   (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $256 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index December Futures	Short	12/2008	14	$33

(b)	Swap agreements outstanding on September 30, 2008:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.250%	$1,118	02/27/2009	MLP	$(98)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.250%	3,044	03/31/2009	MLP	(394)
Pay	S&P 500 Index	954	1-Month USD-LIBOR less 0.050%	2,000	03/31/2009	MLP	231
Pay	FTSE eRAFI 1000 Index	14,431	3-Month USD-LIBOR plus 0.250%	1,720	04/30/2009	MLP	251
Receive	FTSE eRAFI 1000 Index	38,213	3-Month USD-LIBOR plus 0.250%	4,555	04/30/2009	MLP	(666)
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	503

							$(173)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$3	$5,346	$0	$5,349
Other Financial Instruments ++	34	734	(908)	(140)

Total	$37	$6,080	$(908)	$5,209

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(857)	0	(908)

Total	$(51)	$0	$0	$0	$(857)	$0	$(908)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Total Return Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 25.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$600	$580

American Express Bank FSB
5.500% due 04/16/2013	800	733

American Express Co.
7.000% due 03/19/2018	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	553

American International Group, Inc.
2.895% due 10/18/2011	6,500	3,861

ANZ National International Ltd.
6.200% due 07/19/2013	900	894

Bank of America Corp.
8.000% due 12/29/2049	7,800	6,182
8.125% due 12/29/2049	4,700	3,803

Bank of Scotland PLC
2.875% due 12/08/2010	7,000	6,311

Bear Stearns Cos. LLC
2.901% due 02/23/2010	400	394
2.999% due 11/28/2011	2,800	2,688
3.029% due 01/31/2011	400	391
3.084% due 09/09/2009	4,900	4,841
7.250% due 02/01/2018	2,000	1,928

Capital One Financial Corp.
3.097% due 09/10/2009	5,200	4,852

Citigroup, Inc.
5.500% due 04/11/2013	1,800	1,573
8.400% due 04/29/2049	4,900	3,341

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	10,600	10,295

General Electric Capital Corp.
5.875% due 01/14/2038	800	590

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,000	4,165

Hartford Life Global Funding Trusts
2.854% due 11/15/2009	7,800	7,617

HSBC Finance Corp.
3.012% due 08/09/2011	3,200	2,772

International Lease Finance Corp.
3.138% due 07/13/2012	8,500	5,580

JPMorgan Chase & Co.
6.625% due 03/15/2012	8,800	8,659

KeyBank N.A.
5.061% due 06/02/2010	1,200	1,195

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,144
3.375% due 01/26/2017 (a)	900	117

Merrill Lynch & Co., Inc.
3.000% due 07/25/2011	400	346
3.004% due 02/15/2011	1,600	1,352
3.014% due 02/05/2010	4,200	3,984
4.610% due 05/20/2009	3,800	3,710

Monumental Global Funding II
3.254% due 09/22/2009	7,300	7,243

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	489

Morgan Stanley
2.912% due 02/09/2009	1,400	1,220
3.271% due 10/15/2015	5,700	3,114
4.904% due 05/14/2010	1,200	876

National Australia Bank Ltd.
5.350% due 06/12/2013	700	673

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nationwide Life Global Funding I
5.450% due 10/02/2012	$6,300	$6,314

Northern Rock PLC
2.866% due 10/20/2009	5,000	4,902

Pacific Life Global Funding
3.434% due 06/22/2011	20,500	20,441

Premium Asset Trust
2.648% due 02/15/2009	5,000	4,931
3.039% due 10/08/2009	4,000	3,760

Pricoa Global Funding I
2.896% due 01/30/2012	900	867
3.969% due 09/27/2013	700	658

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	895

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	9,000	8,698

TD North America LP
3.039% due 10/15/2009	6,800	6,802

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

UBS AG
3.714% due 05/05/2010	2,800	2,789
5.750% due 04/25/2018	400	349

Wachovia Corp.
2.961% due 06/01/2010	2,700	2,088
3.089% due 06/15/2017	1,000	423
5.750% due 02/01/2018	1,000	751
7.980% due 02/28/2049	600	251

		173,961

INDUSTRIALS 10.3%

Amgen, Inc.
6.900% due 06/01/2038	3,300	3,200

CVS Caremark Corp.
3.111% due 06/01/2010	10,000	9,581

Dell, Inc.
5.650% due 04/15/2018	1,600	1,472

Gaz Capital S.A.
7.343% due 04/11/2013	100	91
8.146% due 04/11/2018	600	528
8.625% due 04/28/2034	3,300	3,086

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	9,400	9,365

Home Depot, Inc.
2.944% due 12/16/2009	14,400	13,552

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	4,660	4,487

Norfolk Southern Corp.
5.750% due 04/01/2018	3,600	3,476

Oracle Corp.
5.750% due 04/15/2018	3,500	3,256

Philip Morris International, Inc.
6.375% due 05/16/2038	400	352

Reynolds American, Inc.
3.519% due 06/15/2011	4,700	4,477

Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	3,655

Time Warner, Inc.
3.034% due 11/13/2009	5,800	5,570

Tyco International Group S.A.
6.125% due 01/15/2009	3,700	3,712

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	$2,200	$2,008

		71,868

UTILITIES 3.4%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,244

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	7,800	7,762

Dominion Resources, Inc.
3.866% due 06/17/2010	4,000	3,996

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	9,400	9,900

Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,029

		23,931

Total Corporate Bonds & Notes (Cost $296,860)		269,760

MUNICIPAL BONDS & NOTES 0.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,600	1,666

Total Municipal Bonds & Notes (Cost $1,703)		1,768

U.S. GOVERNMENT AGENCIES 55.4%

Fannie Mae
4.249% due 03/01/2034	1,089	1,096
4.314% due 07/01/2035	1,454	1,445
5.000% due 04/01/2034 - 10/01/2038	64,985	63,274
5.000% due 02/01/2036 - 05/01/2038 (e)	30,801	30,045
5.500% due 12/01/2036 - 07/01/2038 (e)	70,483	70,357
5.500% due 05/01/2037 - 11/01/2038	127,748	127,309
5.969% due 12/01/2034	1,382	1,416
6.000% due 08/01/2036 - 08/01/2038	25,548	25,885
6.000% due 11/01/2036 - 05/01/2038 (e)	33,462	33,935

Freddie Mac
4.875% due 06/13/2018	1,000	1,015
5.000% due 02/15/2016	1,424	1,430
5.500% due 09/01/2037 - 09/01/2038 (e)	21,000	20,909

Ginnie Mae
6.000% due 09/15/2037 - 10/01/2038	1,992	2,023

Small Business Administration
5.490% due 03/01/2028	492	491
6.020% due 08/01/2028	5,200	5,321

Total U.S. Government Agencies (Cost $383,4643)		385,951

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,989	3,468
2.625% due 07/15/2017	2,122	2,182

Total U.S. Treasury Obligations (Cost $6,047)		5,650

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.2%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	$7,100	$6,052

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,951

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	1,600	1,370

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,300	1,924

WaMu Mortgage Pass-Through Certificates
5.695% due 06/25/2037	4,081	3,332

Total Mortgage-Backed Securities (Cost $15,918)		15,629

ASSET-BACKED SECURITIES 16.4%

Access Group, Inc.
4.093% due 10/27/2025	3,400	3,361

Argent Securities, Inc.
3.407% due 10/25/2035	3,911	3,701

Asset-Backed Funding Certificates
3.247% due 09/25/2036	320	318

Asset-Backed Securities Corp. Home Equity
3.367% due 06/25/2035	521	514

BA Credit Card Trust
2.528% due 11/17/2014	1,700	1,596
2.688% due 01/15/2013	9,400	9,164
2.708% due 04/16/2012	955	941
3.068% due 04/15/2013	1,900	1,860
3.188% due 12/15/2014	3,000	2,869
3.688% due 12/16/2013	4,100	4,030

Centex Home Equity
3.307% due 06/25/2036	5,159	5,055

Chase Issuance Trust
2.938% due 01/15/2012	3,500	3,451
3.138% due 11/15/2011	4,600	4,563
3.238% due 08/17/2015	4,500	4,264
4.319% due 09/15/2015	6,800	6,783

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Issuance Trust
2.866% due 07/25/2011	$1,345	$1,329
3.194% due 03/22/2012	589	574

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	1,100	1,094
3.967% due 09/10/2012	400	393

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,300	4,255
3.688% due 12/15/2010	3,200	3,178
3.908% due 06/15/2012	2,700	2,632

IXIS Real Estate Capital Trust
3.547% due 02/25/2036	4,950	4,609

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	710	656
3.347% due 11/25/2035	1,060	1,051

MASTR Asset-Backed Securities Trust
3.327% due 12/25/2035	1,789	1,773

SLM Student Loan Trust
2.920% due 10/26/2015	4,357	4,349
3.364% due 10/25/2017	10,600	10,299
3.480% due 07/25/2013	3,457	3,454
4.173% due 04/25/2023	6,700	6,725

South Carolina Student Loan Corp.
3.311% due 09/02/2014	958	954
3.361% due 03/01/2018	2,400	2,346
3.561% due 03/02/2020	3,100	2,973
3.811% due 09/03/2024	1,400	1,334

Structured Asset Securities Corp.
3.317% due 01/25/2037	10,000	7,827

Total Asset-Backed Securities (Cost $116,798)		114,275

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Wachovia Corp.
7.500% due 12/31/2049	8,000	3,140

Total Convertible Preferred Stocks (Cost $8,000)		3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 16.8%

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
0.100% due 10/07/2008	$14,000	$14,000

REPURCHASE AGREEMENTS 14.0%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	82,900	82,900
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $84,668. Repurchase proceeds are $82,901.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,450	4,450
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $4,542. Repurchase proceeds are $4,450.)
1.000% due 10/01/2008	10,335	10,335
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $10,543. Repurchase proceeds are $10,335.)

		97,685

U.S. TREASURY BILLS 0.8%
1.358% due 12/11/2008 - 12/26/2008 (b)(d)	5,500	5,448

Total Short-Term Instruments (Cost $117,167)		117,133

PURCHASED OPTIONS (h) 0.5%
(Cost $2,138)		3,252

Total Investments 131.6% (Cost $948,095)		$916,558

Written Options (i) (0.0%) (Premiums $69)		(115)

Other Assets and Liabilities (Net) (31.6%)		(219,980)

Net Assets 100.0%		$696,463

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $75,081 at a weighted average interest rate of 2.529%. On September 30, 2008, securities valued at $155,068 were pledged as collateral for reverse repurchase agreements.

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(f)	Cash of $46,012 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	42	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	90
90-Day Eurodollar December Futures	Long	12/2008	1,168	(837)
90-Day Eurodollar December Futures	Long	12/2009	83	56
90-Day Eurodollar June Futures	Long	06/2009	602	472
90-Day Eurodollar June Futures	Long	06/2010	7	2
90-Day Eurodollar March Futures	Long	03/2009	368	171
90-Day Eurodollar March Futures	Long	03/2010	77	44
90-Day Eurodollar September Futures	Long	09/2009	322	378
90-Day Eurodollar September Futures	Long	09/2010	7	2
E-mini S&P 500 Index December Futures	Short	12/2008	843	1,997
S&P 500 Index December Futures	Short	12/2008	2,171	14,279
U.S. Treasury 10-Year Note December Futures	Long	12/2008	524	(550)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	23	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	31

				$16,247

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$5,000	$(10)	$0	$(10)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	1,300	(689)	(241)	(448)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	5,000	(2,648)	(892)	(1,756)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	DUB	4.260%	1,900	(142)	0	(142)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	RBS	4.260%	1,000	(75)	0	(75)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	200	(19)	0	(19)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	2,600	(300)	0	(300)

						$(3,883)	$(1,133)	$(2,750)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$1,000	$5	$(5)	$10
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	27,900	154	(151)	305
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	40,200	222	(321)	543

					$393	$(485)	$878

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	$500	$7	$0	$7
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	10,000	141	0	141
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	2,400	3	0	3
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4

					$155	$0	$155

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	$234	$(61)	$295
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	52	(18)	70
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	5	2	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		7,300	79	143	(64)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,700	40	74	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,300	57	21	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		800	(30)	(3)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	28	(112)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(18)	(5)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		800	(29)	6	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		400	(18)	6	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		8,600	(384)	78	(462)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(477)	122	(599)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	51	12	39
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	(9)	(21)	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	(39)	(117)	78
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	(33)	(94)	61
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	21	(1)	22

							$(589)	$177	$(766)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$(2)	$(14)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	FTSE eRAFI 1000 Index	1,748,018	1-Month USD-LIBOR plus 0.200%	$182,618	03/13/2009	CSFB	$(4,480)
Receive	FTSE eRAFI 1000 Index	4,730,066	1-Month USD-LIBOR plus 0.250%	527,816	02/27/2009	MLP	(46,341)
Receive	FTSE eRAFI 1000 Index	177,617	1-Month USD LIBOR plus 0.170%	47,820	08/31/2009	UBS	(1,738)

							$(52,559)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	1,443	$41	$0
Call - CME S&P 500 Index December Futures	1,725.000	12/18/2008	132	4	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	980	18	15

				$63	$15

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$23,000	$539	$960
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	60,000	1,519	2,276
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	53,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	91,800	10	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	8,000	1	0

				$2,075	$3,237

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	61	$34	$37
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	61	35	78

				$69	$115

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	73	$81
Sales	547	329
Closing Buys	(98)	(89)
Expirations	(366)	(227)
Exercised	(34)	(25)

Balance at 09/30/2008	122	$69

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$22,500	$23,013	$22,771
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,498	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,900	2,901	2,921
U.S. Treasury Notes	2.125%	04/30/2010	2,800	2,799	2,841
U.S. Treasury Notes	2.375%	08/31/2010	11,000	11,085	11,124
U.S. Treasury Notes	3.500%	02/15/2010	1,500	1,539	1,541
U.S. Treasury Notes	4.250%	08/15/2013	400	423	427

				$43,258	$43,130

(7)	Market value includes $77 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	801	11/2008	$0	$(2)	$(2)
Buy		BOA	597	11/2008	0	(1)	(1)
Buy		DUB	2,906	11/2008	0	(7)	(7)
Buy		HSBC	645	11/2008	0	(1)	(1)
Buy		JPM	2,969	11/2008	0	(6)	(6)
Buy		UBS	605	11/2008	0	(1)	(1)
Buy		BCLY	4,654	07/2009	0	(48)	(48)
Buy		DUB	14,457	07/2009	0	(150)	(150)
Buy		HSBC	4,723	07/2009	0	(44)	(44)
Buy		JPM	4,507	07/2009	0	(49)	(49)
Buy	EUR	BCLY	328	10/2008	0	(23)	(23)
Buy		BOA	60	10/2008	0	(4)	(4)
Buy		CITI	1,448	10/2008	6	0	6
Sell		CITI	1,448	10/2008	0	(5)	(5)
Buy		DUB	100	10/2008	0	(5)	(5)
Buy		GSC	471	10/2008	0	(26)	(26)
Buy		HSBC	91	10/2008	0	(6)	(6)
Buy		JPM	24	10/2008	0	(2)	(2)
Buy		MSC	30	10/2008	0	(2)	(2)
Buy		UBS	280	10/2008	0	(16)	(16)
Sell		UBS	2,832	10/2008	158	0	158
Buy	GBP	BOA	14	10/2008	0	(1)	(1)
Buy		UBS	332	10/2008	0	(26)	(26)
Sell		UBS	1,548	11/2008	54	0	54
Buy	MYR	BCLY	420	11/2008	0	(7)	(7)
Buy		BOA	420	11/2008	0	(8)	(8)
Buy		DUB	419	11/2008	0	(8)	(8)
Buy		HSBC	420	11/2008	0	(7)	(7)
Buy		JPM	375	11/2008	0	(7)	(7)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,200	11/2008	0	(10)	(10)
Buy		BCLY	1,900	02/2009	0	(2)	(2)

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	DUB	900	02/2009	$0	$(1)	$(1)
Buy		HSBC	2,250	02/2009	0	(2)	(2)
Buy		JPM	3,178	02/2009	0	(2)	(2)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(55)	(55)
Sell		JPM	16,183	05/2009	61	0	61
Sell	SGD	BCLY	87	11/2008	0	0	0
Buy		JPM	2,186	11/2008	0	(86)	(86)
Sell		JPM	88	11/2008	0	0	0
Sell		MSC	88	11/2008	0	0	0
Sell		UBS	88	11/2008	0	0	0

					$279	$(637)	$(358)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$904,506	$12,052	$916,558
Short Sales, at value	0	(43,052)	0	(43,052)
Other Financial Instruments ++	16,247	(3,111)	(52,393)	(39,257)

Total	$16,247	$858,343	$(40,341)	$834,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$12,127	$74	$0	$(149)	$0	$12,052
Other Financial Instruments ++	(2,967)	0	0	0	(53,029)	3,603	(52,393)

Total	$(2,967)	$12,127	$74	$0	$(53,178)	$3,603	$(40,341)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUSTM Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	1,000	851

HCA, Inc.
6.012% due 11/18/2013	1,773	1,559

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	592	423

Total Bank Loan Obligations (Cost $3,471)		2,927

CORPORATE BONDS & NOTES 45.2%

BANKING & FINANCE 31.4%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	500	498

American Express Centurion Bank
2.648% due 11/16/2009	1,000	947
2.808% due 04/17/2009	900	877

American Express Credit Corp.
2.546% due 03/02/2009	10	10
2.547% due 11/09/2009	800	757

American General Finance Corp.
3.069% due 12/15/2011	1,600	879

American Honda Finance Corp.
2.874% due 03/09/2009	400	399

American International Group, Inc.
2.538% due 06/16/2009	800	480

ANZ National International Ltd.
2.842% due 08/07/2009	700	698

Bank of America Corp.
2.918% due 11/06/2009	400	391
3.076% due 09/18/2009	300	298
8.000% due 12/29/2049	9,500	7,530

Bank of Ireland
3.072% due 12/19/2008	1,400	1,398

Bank of Scotland PLC
2.829% due 07/17/2009	500	497

Bear Stearns Cos. LLC
2.901% due 08/21/2009	1,200	1,188
2.927% due 05/18/2010	2,900	2,842
2.931% due 10/22/2010	200	195
3.014% due 08/15/2011	700	680
3.061% due 07/16/2009	800	795
3.096% due 01/30/2009	1,500	1,491
3.111% due 02/23/2012	1,000	959

Capital One Financial Corp.
3.097% due 09/10/2009	13,700	12,784

CIT Group, Inc.
2.946% due 01/30/2009	100	90
5.000% due 11/24/2008	100	97

Citigroup Funding, Inc.
2.805% due 12/08/2008	200	199
3.190% due 04/23/2009	700	689
3.476% due 06/26/2009	700	684

Citigroup, Inc.
2.954% due 06/09/2009	200	197

Credit Agricole S.A.
2.809% due 05/28/2009	900	896
2.859% due 05/28/2010	1,000	992

East Lane Re Ltd.
8.801% due 05/06/2011	1,900	1,934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
5.800% due 01/12/2009	300	285
8.625% due 11/01/2010	100	71

Foundation Re II Ltd.
9.557% due 11/26/2010	1,000	994

General Electric Capital Corp.
2.825% due 10/26/2009	100	99
2.849% due 03/12/2010	1,700	1,678

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	600	596
3.129% due 07/23/2009	600	569
3.250% due 12/23/2008	400	394
3.294% due 12/22/2008	1,000	986
3.812% due 03/30/2009	1,500	1,444

HSBC Finance Corp.
2.846% due 10/21/2009	600	569

ICICI Bank Ltd.
3.328% due 01/12/2010	1,400	1,360

International Lease Finance Corp.
3.031% due 05/24/2010	1,200	962
4.950% due 02/01/2011	4,300	3,182

JPMorgan Chase & Co.
7.000% due 11/15/2009	2,100	2,101

KeyBank N.A.
5.061% due 06/02/2010	700	697

Keycorp
3.529% due 05/26/2009	700	685

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	100	13
2.878% due 04/03/2009 (a)	800	104
2.881% due 10/22/2008 (a)	500	65
2.889% due 01/23/2009 (a)	600	78
2.907% due 11/16/2009 (a)	3,000	390
3.005% due 07/18/2011 (a)	200	26

Merrill Lynch & Co., Inc.
2.852% due 05/08/2009	600	584
2.893% due 12/04/2009	1,000	951
4.610% due 05/20/2009	2,700	2,636
5.054% due 05/12/2010	3,700	3,570

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,800	1,777

Morgan Stanley
2.912% due 02/09/2009	100	87
3.035% due 01/18/2011	200	130
3.071% due 01/15/2010	1,000	751
3.228% due 11/21/2008	700	691

Mystic Re Ltd.
9.111% due 12/05/2008	1,200	1,200

National Australia Bank Ltd.
2.858% due 09/11/2009	300	299

Osiris Capital PLC
5.641% due 01/15/2010	1,400	1,389

Residential Capital LLC
5.912% due 05/22/2009	1,100	500

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	300	299

SLM Corp.
2.880% due 01/26/2009	900	872
2.940% due 07/27/2009	1,550	1,365
2.959% due 12/15/2008	800	793
2.960% due 07/26/2010	300	228
3.000% due 01/26/2009	100	93

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
4.491% due 11/02/2009	$1,900	$1,881

Wachovia Bank N.A.
3.250% due 03/23/2009	400	376

Wachovia Corp.
7.980% due 02/28/2049	500	209

Wachovia Mortgage FSB
2.842% due 05/08/2009	1,100	1,094

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,293

		84,064

INDUSTRIALS 11.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	10	10

Anadarko Petroleum Corp.
3.219% due 09/15/2009	1,300	1,285

BP AMI Leasing, Inc.
3.486% due 06/26/2009	1,800	1,800

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Comcast Corp.
3.088% due 07/14/2009	400	391

Daimler Finance North America LLC
3.169% due 03/13/2009	700	698
3.241% due 08/03/2009	200	199
3.249% due 03/13/2009	300	299

Diageo Capital PLC
2.902% due 11/10/2008	500	499

General Mills, Inc.
2.921% due 01/22/2010	800	789

Home Depot, Inc.
2.944% due 12/16/2009	2,600	2,447

Hospira, Inc.
4.242% due 03/30/2010	1,200	1,166

International Business Machines Corp.
3.375% due 07/28/2011	2,300	2,299

Kimberly-Clark Corp.
2.899% due 07/30/2010	1,900	1,892

Mandalay Resort Group
6.500% due 07/31/2009	800	764

Pemex Project Funding Master Trust
3.411% due 12/03/2012	200	190

Reynolds American, Inc.
3.519% due 06/15/2011	700	667

Rockies Express Pipeline LLC
5.100% due 08/20/2009	1,700	1,699

SABMiller PLC
3.091% due 07/01/2009	5,000	4,979

Safeway, Inc.
4.119% due 03/27/2009	700	695

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	600	599

Walt Disney Co.
2.861% due 07/16/2010	2,900	2,892

Weyerhaeuser Co.
4.198% due 09/24/2009	1,700	1,682

Xerox Corp.
3.626% due 12/18/2009	1,000	994
9.750% due 01/15/2009	100	102

		29,642

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.7%

AT&T, Inc.
2.894% due 02/05/2010	$500	$498

Dominion Resources, Inc.
2.984% due 11/14/2008	2,000	1,996

Entergy Gulf States, Inc.
3.565% due 12/08/2008	91	91

NiSource Finance Corp.
3.381% due 11/23/2009	2,935	2,861

Southern California Edison Co.
2.891% due 02/02/2009	700	699

Telecom Italia Capital S.A.
3.281% due 02/01/2011	500	471
3.395% due 07/18/2011	400	374

Telefonica Emisiones SAU
3.504% due 06/19/2009	400	398

		7,388

Total Corporate Bonds & Notes (Cost $133,178)		121,094

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
3.267% due 12/25/2036	419	404
3.307% due 01/25/2021	629	619
3.557% due 09/25/2042	124	122
3.607% due 05/25/2031	162	157
4.278% due 06/01/2043 (e)	475	474
4.278% due 07/01/2044	105	105
4.445% due 05/01/2035	69	70
4.489% due 05/01/2035	59	60
4.511% due 07/01/2034	20	20
4.600% due 07/01/2034	27	27
4.637% due 07/01/2035	177	178
4.696% due 12/01/2033	57	57
4.885% due 09/01/2035	95	96
4.927% due 09/01/2035	234	236
4.965% due 11/01/2035	140	141
4.980% due 06/01/2035	372	374
5.000% due 03/01/2039	6,000	5,744
5.009% due 11/01/2035	33	34
5.220% due 08/01/2035 (e)	1,328	1,337
5.405% due 05/01/2036 - 09/01/2036 (e)	1,436	1,468
5.438% due 07/01/2036 (e)	674	689
5.500% due 02/01/2036 - 07/01/2038 (e)	17,373	17,342
5.530% due 08/01/2036 (e)	747	765
5.925% due 10/01/2034	17	17
6.000% due 10/01/2037 - 09/01/2038 (e)	4,000	4,056
6.156% due 11/01/2034	40	40

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (e)	13,242	12,948
2.718% due 02/15/2019 (e)	5,056	4,930
2.838% due 12/15/2030	38	38
2.888% due 06/15/2018	24	24
3.247% due 12/25/2036	1,970	1,897
3.467% due 08/25/2031	38	35
4.278% due 02/25/2045	87	79
4.692% due 06/01/2035	215	213
4.706% due 08/01/2035	304	307
4.943% due 09/01/2035	155	154
5.000% due 07/15/2020 - 07/15/2024	314	315
5.278% due 09/01/2035	118	119
5.500% due 09/01/2038 (e)	2,000	1,991
5.500% due 10/01/2038	2,000	1,987
6.000% due 01/01/2037 - 09/01/2038 (e)	897	909

Total U.S. Government Agencies (Cost $60,734)		60,578

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Notes
3.125% due 11/30/2009	$3,400	$3,450

Total U.S. Treasury Obligations (Cost $3,436)		3,450

MORTGAGE-BACKED SECURITIES 19.6%

Banc of America Funding Corp.
6.129% due 01/20/2047	1,055	716

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	662	623
5.147% due 05/25/2033	818	803

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,435	6,922
4.666% due 07/25/2034	577	544
4.750% due 10/25/2035	226	222

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	582	357
5.048% due 12/25/2033	674	620

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	1,094	985

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,091	869
5.772% due 12/26/2046	604	481

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	13	12

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	53	51

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	2,387	2,278

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	568	346
3.855% due 02/25/2036	1,311	782
4.500% due 06/25/2035	157	155

Countrywide Home Loan Mortgage Pass-Through Trust
4.797% due 11/25/2034	959	844

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	2,054	1,942

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	807	698

GMAC Mortgage Corp. Loan Trust
5.353% due 11/19/2035	54	45

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	563	484
3.287% due 01/25/2047	767	729
3.477% due 11/25/2045	26	16

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	637	622

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	726	652

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	252	232
3.250% due 05/19/2035	51	33

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	265	250

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	192	180
3.307% due 01/25/2037	149	143
5.048% due 12/25/2034	317	259

JPMorgan Mortgage Trust
5.021% due 02/25/2035	884	771

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	34	31

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	$503	$498

Mellon Residential Funding Corp.
2.928% due 12/15/2030	317	294

Merrill Lynch Floating Trust
2.558% due 06/15/2022	2,607	2,372

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	535	435
5.279% due 05/25/2033	675	616

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	163	147
4.207% due 10/25/2035	266	242
4.434% due 01/25/2029	273	275

Morgan Stanley Capital I
2.548% due 10/15/2020	251	226

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	170	161

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	710	615
5.344% due 01/25/2035	1,120	820
5.535% due 08/25/2035	493	399

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	233	145
3.307% due 09/25/2047	1,491	1,423
3.337% due 03/25/2037	1,237	780
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	429	406
5.034% due 10/25/2035	218	185

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	1,607	1,526

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	2,601	2,428
3.317% due 03/25/2046	1,858	1,795
3.317% due 11/25/2046	1,266	1,214
3.327% due 09/25/2046	412	387
3.337% due 06/25/2037	1,307	1,252

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	1,057	935
2.578% due 09/15/2021	3,088	2,822

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	34	22
3.497% due 10/25/2045	35	22
3.585% due 01/25/2047	374	225
3.847% due 12/25/2027	1,270	1,116
3.855% due 02/25/2046	2,491	1,494
3.948% due 02/27/2034	530	500
4.055% due 11/25/2042	68	61
4.198% due 10/25/2046	434	282
4.198% due 12/25/2046	2,476	1,512
4.274% due 05/25/2041	13	12

Total Mortgage-Backed Securities (Cost $60,468)		52,384

ASSET-BACKED SECURITIES 18.3%

ACE Securities Corp.
3.257% due 12/25/2036	245	230
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	51	50

Argent Securities, Inc.
3.257% due 09/25/2036	111	109

Asset-Backed Funding Certificates
3.267% due 11/25/2036	286	275
3.267% due 01/25/2037	355	335

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	151	150
3.257% due 12/25/2036	490	470

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.482% due 09/25/2034	$46	$41

Atrium CDO Corp.
3.225% due 06/27/2015	2,973	2,842

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	481	456
3.287% due 10/25/2036	229	220

Carrington Mortgage Loan Trust
3.527% due 10/25/2035	631	598

Chase Issuance Trust
4.319% due 09/15/2015	2,900	2,893

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	99	98
3.267% due 01/25/2037	444	437

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	72	72
3.257% due 05/25/2037	2,879	2,796
3.257% due 06/25/2037	2,275	2,212
3.257% due 03/25/2047	58	57
3.257% due 05/25/2047	304	293
3.267% due 03/25/2037	105	103
3.277% due 06/25/2037	688	662
3.287% due 06/25/2037	417	400
3.317% due 10/25/2046	88	85

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	452	435
3.327% due 07/25/2037	1,006	938

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	988	929
3.257% due 11/25/2036	684	644
3.257% due 12/25/2036	288	280
3.267% due 06/25/2036	245	243

Ford Credit Auto Owner Trust
2.508% due 12/15/2009	230	230
3.088% due 07/15/2010	1,489	1,487

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	444	418
3.277% due 02/25/2037	55	54

GSAMP Trust
3.247% due 10/25/2046	237	231
3.277% due 09/25/2036	76	74
3.277% due 12/25/2036	647	596

GSR Mortgage Loan Trust
3.307% due 11/25/2030	1	1

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	460	448
3.458% due 01/20/2035	958	815

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	244	238
3.287% due 07/25/2037	863	828

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	337	323
3.257% due 08/25/2036	49	48

Lehman XS Trust
3.277% due 05/25/2046	94	91
3.327% due 11/25/2036	504	476

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	81	79
3.487% due 10/25/2034	6	5

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	464	454

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,100	2,081

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	$128	$126
3.277% due 08/25/2036	791	770

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	105	103
3.257% due 10/25/2036	162	158
3.257% due 11/25/2036	862	833
3.267% due 05/25/2037	2,275	2,125

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	251	242

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	612	593
3.327% due 04/25/2037	2,546	2,463

Option One Mortgage Loan Trust
3.247% due 02/25/2037	378	373
3.257% due 01/25/2037	429	413

Park Place Securities, Inc.
3.467% due 09/25/2035	247	234
3.519% due 10/25/2034	236	199

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	117	116
3.287% due 10/25/2036	582	543
3.307% due 08/25/2046	1,603	1,543

Residential Asset Securities Corp.
3.267% due 10/25/2036	129	127
3.277% due 11/25/2036	442	435

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	786	715

Saxon Asset Securities Trust
3.267% due 10/25/2046	45	44

SBI HELOC Trust
3.377% due 08/25/2036	76	74

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	280	274
3.337% due 05/25/2037	890	782

SLC Student Loan Trust
2.784% due 02/15/2015	676	671

SLM Student Loan Trust
2.800% due 10/25/2016	750	744
2.810% due 10/26/2015	206	205
3.050% due 07/25/2013	283	281
3.300% due 10/25/2017	700	669

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	25	25
3.267% due 12/25/2036	119	118
3.287% due 01/25/2037	1,383	1,351
3.307% due 10/25/2036	94	93

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	329	316
3.267% due 01/25/2038	1,193	1,103

Structured Asset Securities Corp.
3.257% due 10/25/2036	557	529

Total Asset-Backed Securities (Cost $51,510)		49,028

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.092% due 11/22/2012	100	97

Total Sovereign Issues (Cost $100)		97

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	$1,068

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	700	980

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $3,308)			2,975

		SHARES
CONVERTIBLE PREFERRED STOCKS 2.3%

Bank of America Corp.
7.250% due 12/31/2049		4,000	3,341

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	1

Wachovia Corp.
7.500% due 12/31/2049		7,000	2,748

Total Convertible Preferred Stocks (Cost $12,400)			6,090

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.0%

COMMERCIAL PAPER 1.9%

Federal Home Loan Bank
0.087% due 10/07/2008		$5,100	5,100

REPURCHASE AGREEMENTS 6.0%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,600	13,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,890. Repurchase proceeds are $13,600.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		2,436	2,436
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,490. Repurchase proceeds are $2,436.)

			16,036

U.S. TREASURY BILLS 8.1%
0.989% due 10/16/2008 - 12/26/2008 (b)(c)(d)		21,890	21,741

Total Short-Term Instruments (Cost $42,986)			42,877

PURCHASED OPTIONS (h) 0.6%
(Cost $1,489)			1,476

Total Investments 128.1% (Cost $373,080)			$342,976

Written Options (i) (0.2%)
(Premiums $764)			(637)

Other Assets and Liabilities (Net) (27.9%)			(74,650)

Net Assets 100.0%			$267,689

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $19,163 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $845 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $37,842 at a weighted average interest rate of 2.501%. On September 30, 2008, securities valued at $46,655 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $3,403 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	66	$49
90-Day Euribor March Futures	Long	03/2009	123	371
90-Day Eurodollar December Futures	Long	12/2008	914	1,296
90-Day Eurodollar December Futures	Long	12/2009	31	7
90-Day Eurodollar June Futures	Long	06/2009	246	256
90-Day Eurodollar March Futures	Long	03/2009	668	1,055
90-Day Eurodollar March Futures	Long	03/2010	24	3
90-Day Eurodollar September Futures	Long	09/2009	201	605
E-mini S&P 500 Index December Futures	Long	12/2008	10	(58)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	124	257
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	154	306
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	120

				$4,247

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	BNP	3.868%	$1,200	$(82)	$0	$(82)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	2,100	(136)	0	(136)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	400	(144)	0	(144)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	400	(145)	0	(145)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	300	(5)	0	(5)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	800	(17)	0	(17)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	2,800	(6)	0	(6)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,000	(18)	0	(18)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	800	(16)	0	(16)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,000	(27)	0	(27)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	800	(241)	0	(241)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,700	(281)	0	(281)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	400	(14)	0	(14)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	600	(21)	0	(21)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,000	(35)	0	(35)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	1,900	(66)	0	(66)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	600	(21)	0	(21)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	300	(10)	0	(10)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,000	(35)	0	(35)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,800	(218)	(72)	(146)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	800	(20)	0	(20)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	800	(20)	0	(20)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	400	(10)	0	(10)

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	$1,000	$(71)	$0	$(71)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	300	(23)	0	(23)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	700	(47)	0	(47)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,000	(170)	0	(170)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	800	(62)	0	(62)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	1,600	(273)	0	(273)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	100	(6)	0	(6)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	2,400	(1,272)	0	(1,272)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	2,300	(535)	0	(535)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,900	(1,006)	0	(1,006)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,500	(794)	0	(794)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	300	(160)	0	(160)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	1,000	(526)	0	(526)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,100	(481)	0	(481)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	3,000	(358)	0	(358)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	03/20/2009	CITI	1.074%	2,500	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	2,100	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	1,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	1,400	(11)	0	(11)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	800	(81)	0	(81)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	400	(33)	0	(33)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	200	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	900	(760)	0	(760)
Malaysia Government International Bond 7.500% due 07/15/2011	0.520%	03/20/2009	CITI	0.999%	1,700	(1)	0	(1)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	400	(147)	0	(147)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	400	(174)	0	(174)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	400	(130)	0	(130)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	400	(119)	0	(119)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	600	(50)	0	(50)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	2,000	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	1,000	1	0	1
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,000	(16)	0	(16)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,000	(43)	0	(43)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	4,000	(2)	0	(2)
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	4,000	4	0	4
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	800	(72)	0	(72)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	500	(44)	0	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,100	(178)	0	(178)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	2,400	(170)	0	(170)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	300	(26)	0	(26)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	300	(21)	0	(21)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	1,500	(11)	0	(11)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	800	(29)	0	(29)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,000	(65)	0	(65)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,000	(36)	0	(36)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,000	(323)	0	(323)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	400	(71)	0	(71)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	600	(106)	0	(106)

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	$2,000	$(16)	$0	$(16)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	1,000	(29)	0	(29)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	1,800	(126)	0	(126)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	1,700	(119)	0	(119)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	300	(22)	0	(22)

						$(10,659)	$(72)	$(10,587)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	$1,900	$186	$141	$45
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	11,400	63	(67)	130
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,100	22	(44)	66
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	500	3	(5)	8

					$274	$25	$249

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(89)	0	(89)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	2,200	26	0	26
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	300	0	0	0
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,600	(15)	(37)	22

					$(345)	$(37)	$(308)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	$(44)	$0	$(44)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	(26)	0	(26)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	(10)	0	(10)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	(2)	1	(3)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	0	1	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(43)	(18)	(25)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	(24)	(1)	(23)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	(25)	(1)	(24)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	1	1	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$96,600	1,040	637	403
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		17,600	189	173	16
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		8,000	87	48	39
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		18,200	(662)	42	(704)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		400	(15)	(24)	9

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$16,600	$(740)	$198	$(938)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(31)	17	(48)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(27)	(38)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		2,200	(98)	(152)	54
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	(3)	15	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	(154)	(189)	35
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	10	(8)	18
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	178	215	(37)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	400	735	(335)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(14)	4	(18)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	81	71	10
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	600	(24)	0	(24)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		300	(13)	0	(13)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		200	(8)	0	(8)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,600	(16)	1	(17)

							$7	$1,728	$(1,721)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	395,273	1-Month USD-LIBOR plus 0.300%	$41,295	10/15/2008	BEAR	$(1,014)
Pay	FTSE eRAFI 1000 Index	89,079	1-Month USD-LIBOR plus 0.250%	9,306	10/15/2008	CSFB	227
Receive	FTSE eRAFI 1000 Index	495,039	1-Month USD-LIBOR plus 0.250%	51,717	10/15/2008	CSFB	(1,274)
Receive	FTSE eRAFI 1000 Index	183,586	1-Month USD-LIBOR plus 0.200%	19,179	03/13/2009	CSFB	(471)
Receive	FTSE eRAFI 1000 Index	343,495	1-Month USD-LIBOR plus 0.200%	36,054	10/15/2008	MLP	(884)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	73,686	06/15/2009	MLP	(13,136)
Receive	FTSE eRAFI 1000 Index	317,787	1-Month USD LIBOR plus 0.230%	32,837	08/17/2009	MLP	(451)
Receive	FTSE eRAFI 1000 Index	400,000	1-Month USD LIBOR plus 0.230%	44,452	09/18/2009	MLP	(3,692)

							$(20,695)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$66
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,900	31	21
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,700	18	13
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	27	18
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	29	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	25,700	226	101
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	90
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	60
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,500	59	41
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$759	$450

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$10,000	$234	$417
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	12,000	288	331
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	6,000	121	158
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	6,000	82	120
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.688	11/20/2008	5,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	35,000	4	0

				$730	$1,026

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	26	$14	$16
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	26	15	33

				$29	$49

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$88
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	600	15	12
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	600	20	17
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	27	22
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	32	28
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	8,600	214	155
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	119
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	64
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19

							$735	$588

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$26,500	$610
Sales	2,110	5,900	1,128
Closing Buys	(260)	(6,200)	(192)
Expirations	(1,361)	0	(586)
Exercised	(437)	0	(196)

Balance at 09/30/2008	52	$26,200	$764

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$6,000	$5,744	$5,744
Fannie Mae	5.500	12/01/2099	3,000	2,922	2,960
U.S. Treasury Notes	2.125	04/30/2010	64,800	64,845	65,797
U.S. Treasury Notes	2.375	08/31/2010	4,200	4,233	4,247
U.S. Treasury Notes	3.125	11/30/2009	6,800	6,875	6,961
U.S. Treasury Notes	3.250	12/31/2009	2,200	2,234	2,257

				$ 86,853	$ 87,966

(7)	Market value includes $723 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	216	04/2009	$0	$(1)	$(1)
Buy		HSBC	217	04/2009	0	(1)	(1)
Buy	AUD	MSC	176	10/2008	0	(7)	(7)
Sell		MSC	176	10/2008	0	(1)	(1)
Buy		UBS	153	10/2008	0	(10)	(10)
Sell	BRL	BNP	152	12/2008	0	0	0
Sell		HSBC	25,573	12/2008	1,664	0	1,664
Buy		MSC	39,853	12/2008	0	(410)	(410)
Sell		MSC	7,264	12/2008	343	0	343
Sell		UBS	3,463	12/2008	206	0	206
Buy	CNY	BCLY	598	11/2008	0	(1)	(1)
Buy		BOA	441	11/2008	0	(1)	(1)
Buy		DUB	2,166	11/2008	0	(5)	(5)
Buy		HSBC	482	11/2008	0	(1)	(1)
Buy		JPM	2,208	11/2008	0	(5)	(5)
Buy		UBS	448	11/2008	0	(1)	(1)
Buy		BCLY	2,857	07/2009	0	(29)	(29)
Buy		DUB	8,565	07/2009	0	(88)	(88)
Buy		HSBC	2,966	07/2009	0	(27)	(27)
Buy		JPM	2,229	07/2009	0	(24)	(24)
Buy	EUR	BCLY	638	10/2008	0	(44)	(44)
Buy		BOA	118	10/2008	0	(8)	(8)
Sell		CITI	2,330	10/2008	0	(8)	(8)
Buy		HSBC	177	10/2008	0	(12)	(12)
Buy		JPM	47	10/2008	0	(3)	(3)
Buy		MSC	59	10/2008	0	(4)	(4)
Sell		UBS	5,617	10/2008	313	0	313

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BOA	211	10/2008	$0	$(16)	$(16)
Buy		UBS	1,752	10/2008	0	(136)	(136)
Sell		UBS	8,015	11/2008	276	0	276
Buy	IDR	DUB	1,666,000	10/2008	1	0	1
Buy		HSBC	1,902,000	10/2008	1	0	1
Buy	INR	BCLY	4,916	11/2008	0	(10)	(10)
Buy		DUB	20,908	11/2008	0	(70)	(70)
Buy		HSBC	52,958	11/2008	0	(178)	(178)
Buy		JPM	63,696	11/2008	0	(222)	(222)
Sell		JPM	25,066	11/2008	13	0	13
Sell	JPY	DUB	97,753	10/2008	0	(17)	(17)
Buy	KWD	HSBC	33	04/2009	0	(4)	(4)
Buy	MYR	BCLY	2,398	11/2008	0	(47)	(47)
Buy		BOA	316	11/2008	0	(6)	(6)
Buy		DUB	316	11/2008	0	(6)	(6)
Buy		HSBC	314	11/2008	0	(5)	(5)
Buy		JPM	281	11/2008	0	(5)	(5)
Buy		JPM	2,566	02/2009	0	(51)	(51)
Buy	PHP	HSBC	17,000	11/2008	0	(24)	(24)
Buy		JPM	17,200	11/2008	0	(21)	(21)
Buy		BCLY	4,000	02/2009	0	(4)	(4)
Buy		DUB	1,900	02/2009	0	(3)	(3)
Buy		HSBC	4,790	02/2009	0	(5)	(5)
Buy		JPM	6,846	02/2009	0	(5)	(5)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,400	02/2009	0	(6)	(6)
Buy		RBS	1,500	02/2009	0	(2)	(2)
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	(1)	(1)
Sell	RUB	BCLY	17,568	11/2008	17	0	17
Buy		DUB	39,680	11/2008	0	(64)	(64)
Sell		HSBC	22,112	11/2008	79	0	79
Buy		JPM	22,112	05/2009	0	(79)	(79)
Sell		UBS	22,112	05/2009	70	0	70
Buy	SAR	HSBC	222	04/2009	0	(1)	(1)
Buy		JPM	222	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,002	11/2008	0	(33)	(33)
Sell		BCLY	260	11/2008	1	0	1
Buy		BOA	1,005	11/2008	0	(39)	(39)
Buy		CITI	1,173	11/2008	0	(17)	(17)
Buy		DUB	1,094	11/2008	0	(37)	(37)
Buy		JPM	1,204	11/2008	0	(17)	(17)
Sell		JPM	260	11/2008	0	0	0
Sell		MSC	260	11/2008	0	0	0
Buy		UBS	1,006	11/2008	0	(39)	(39)
Sell		UBS	260	11/2008	0	0	0
Sell	ZAR	HSBC	590	12/2008	4	0	4
Buy		UBS	590	12/2008	0	0	0

					$2,988	$(1,865)	$1,123

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$337,940	$5,036	$342,976
Short Sales, at value	0	(87,243)	0	(87,243)
Other Financial Instruments ++	4,247	(13,775)	(19,004)	(28,532)

Total	$4,247	$236,922	$(13,968)	$227,201

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,444	$3,178	$36	$0	$(1,034)	$(2,588)	$5,036
Other Financial Instruments ++	(29,546)	0	0	0	10,077	465	(19,004)

Total	$(24,102)	$3,178	$36	$0	$9,043	$(2,123)	$(13,968)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Fundamental IndexPLUSTM TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
6.012% due 11/18/2013	$2,462	$2,166

Idearc, Inc.
4.470% due 11/17/2014	105	62
4.800% due 11/17/2014	2,357	1,393

Total Bank Loan Obligations (Cost $4,925)		3,621

CORPORATE BONDS & NOTES 34.0%

BANKING & FINANCE 25.7%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	600	598
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	1,100	1,008

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	646

American General Finance Corp.
6.900% due 12/15/2017	1,600	743

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	4,000	2,011

Bank of America Corp.
3.076% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,770
5.750% due 12/01/2017	1,100	934
8.000% due 12/29/2049	13,200	10,462
8.125% due 12/29/2049	5,400	4,370

Bank of America N.A.
6.000% due 10/15/2036	300	250

Bank of Ireland
2.926% due 12/18/2009	3,100	3,071

Barclays Bank PLC
6.050% due 12/04/2017	1,000	932

Bear Stearns Cos. LLC
2.991% due 02/01/2012	1,842	1,782
6.950% due 08/10/2012	2,400	2,426
7.250% due 02/01/2018	500	482

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	743

Calabash Re Ltd.
11.219% due 01/08/2010	1,200	1,215

CIT Group, Inc.
2.927% due 08/17/2009	300	241
2.946% due 01/30/2009	600	541
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	1,700	1,267

Citigroup, Inc.
3.799% due 12/28/2009	500	484
5.500% due 04/11/2013	2,700	2,359
6.000% due 08/15/2017	6,700	5,685
8.400% due 04/29/2049	6,000	4,091

DnB NOR Bank ASA
2.858% due 10/13/2009	1,000	999

Export-Import Bank of China
4.875% due 07/21/2015	100	94

Foundation Re II Ltd.
9.557% due 11/26/2010	1,400	1,391

GMAC LLC
6.000% due 12/15/2011	200	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	$10,900	$7,280

HBOS PLC
5.920% due 09/29/2049	100	59

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
3.328% due 01/12/2010	1,800	1,749

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	822

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,561

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

KeyBank N.A.
5.061% due 06/02/2010	5,800	5,774

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	117
6.200% due 09/26/2014 (a)	400	52

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,252
6.875% due 04/25/2018	2,200	1,950

MetLife, Inc.
6.400% due 12/15/2036	400	249

Morgan Stanley
4.904% due 05/14/2010	1,500	1,095

Mystic Re Ltd.
9.111% due 12/05/2008	1,500	1,500

National Australia Bank Ltd.
2.858% due 09/11/2009	800	798
5.350% due 06/12/2013	800	769

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	994

RBS Capital Trust III
5.512% due 09/29/2049	1,200	970

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	840

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	719

State Street Capital Trust IV
3.819% due 06/15/2037	200	132

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	5,400	5,325

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	158

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

U.S. Bancorp
3.191% due 02/04/2010	5,700	5,635

UBS AG
5.750% due 04/25/2018	600	523
5.875% due 12/20/2017	700	623

USB Capital IX
6.189% due 04/15/2049	200	98

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,503
7.980% due 02/28/2049	23,900	10,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Capital XIII
7.700% due 12/29/2049	$7,600	$6,633

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	342

		116,568

INDUSTRIALS 6.7%

Amgen, Inc.
6.900% due 06/01/2038	3,900	3,782

AstraZeneca PLC
5.900% due 09/15/2017	400	394
6.450% due 09/15/2037	300	287

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	4,782

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	403

CODELCO, Inc.
6.150% due 10/24/2036	100	89

Comcast Corp.
5.875% due 02/15/2018	300	269
6.450% due 03/15/2037	300	242

Daimler Finance North America LLC
3.249% due 03/13/2009	200	199

Gaz Capital S.A.
6.212% due 11/22/2016	200	159

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
3.375% due 07/28/2011	3,400	3,399
5.700% due 09/14/2017	7,800	7,569

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,588

Kraft Foods, Inc.
6.125% due 02/01/2018	800	751

Peabody Energy Corp.
7.875% due 11/01/2026	300	268

Rohm & Haas Co.
6.000% due 09/15/2017	500	465

Time Warner, Inc.
5.875% due 11/15/2016	2,100	1,847

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,679

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	670

Williams Cos., Inc.
6.375% due 10/01/2010	700	686

		30,628

UTILITIES 1.6%

Dominion Resources, Inc.
2.984% due 11/14/2008	2,800	2,795

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,848

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	505

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	802

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	216

		7,166

Total Corporate Bonds & Notes (Cost $190,790)		154,362

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	$200	$204
6.899% due 12/01/2040	1,500	1,562

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	4,273

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	227

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,524

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,714

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,272

Total Municipal Bonds & Notes (Cost $13,914)		11,776

U.S. GOVERNMENT AGENCIES 102.4%

Fannie Mae
3.267% due 12/25/2036	559	539
3.557% due 09/25/2042	907	892
4.278% due 06/01/2043 - 07/01/2044	812	810
4.400% due 07/01/2035	699	704
4.432% due 01/01/2035 (f)	1,095	1,103
4.499% due 07/01/2034	899	908
4.500% due 08/01/2035 (f)	1,591	1,595
4.637% due 07/01/2035	956	960
4.668% due 05/25/2035	181	187
4.672% due 12/01/2033	519	528
4.696% due 12/01/2033	297	298
4.818% due 10/01/2035	518	522
4.832% due 06/01/2035 (f)	1,701	1,709
4.885% due 09/01/2035	616	624
4.927% due 09/01/2035 (f)	1,052	1,061
4.980% due 06/01/2035 (f)	1,673	1,683
5.000% due 06/25/2027 - 11/01/2038	25,341	24,677
5.000% due 03/01/2036 - 03/01/2038 (f)	37,071	36,183
5.009% due 11/01/2035	267	273
5.468% due 03/01/2035	169	175
5.500% due 02/01/2014 - 11/01/2038	46,850	46,706
5.500% due 07/01/2035 - 05/01/2038 (f)	66,458	66,348
5.925% due 10/01/2034	155	156
6.000% due 02/01/2029 - 10/01/2038	90,785	91,965
6.000% due 06/01/2035 - 09/01/2038 (f)	117,208	118,868
6.500% due 08/01/2029 - 02/01/2038	734	754

Freddie Mac
2.638% due 07/15/2019 - 08/15/2019	6,033	5,900
2.718% due 02/15/2019	6,742	6,573
2.888% due 06/15/2018	145	142
3.467% due 08/25/2031	201	182
4.278% due 02/25/2045	87	79
4.500% due 10/15/2022	146	146
4.692% due 06/01/2035 (f)	1,692	1,676
4.706% due 08/01/2035 (f)	1,437	1,450
4.839% due 11/01/2034	934	951
4.923% due 10/01/2035	971	973
5.000% due 01/15/2024	235	236

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.278% due 09/01/2035	$514	$516
5.500% due 12/01/2037 - 09/01/2038 (f)	23,494	23,392
5.500% due 02/01/2038 - 10/01/2038	3,136	3,116
6.000% due 12/01/2037 (f)	8,101	8,209

Ginnie Mae
6.000% due 05/15/2037 - 10/01/2038	1,087	1,105

Small Business Administration
5.290% due 12/01/2027	680	671
5.490% due 03/01/2028	4,922	4,912
5.600% due 03/01/2029	4,600	4,613

Total U.S. Government Agencies (Cost $461,435)		465,070

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	4,720	4,103
2.375% due 01/15/2025	5,246	5,071
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	3,400	3,450
4.250% due 08/15/2013	1,600	1,694

Total U.S. Treasury Obligations (Cost $16,162)		15,409

MORTGAGE-BACKED SECURITIES 8.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	900	817

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,220	1,199
4.837% due 01/25/2034	1,725	1,617

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	487
5.504% due 09/25/2035	205	165

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	755	601

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	296	275
4.900% due 12/25/2035	536	511

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	800	695

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	730	445
3.487% due 02/25/2037	3,252	2,112
4.500% due 06/25/2035	1,227	1,217

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	201	156

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	384	379

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	2,557	2,417

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	813	700
3.287% due 01/25/2047	998	948

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	400	339

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	800	685

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.539% due 09/25/2035	$1,804	$1,544
5.248% due 11/25/2035	1,309	1,127

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	379	357

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	432	406
3.307% due 01/25/2037	199	190
5.226% due 01/25/2036	756	532

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	2,417
5.882% due 02/15/2051	300	256

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	501	496

Mellon Residential Funding Corp.
2.928% due 12/15/2030	2,329	2,165

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	1,500	1,368
5.485% due 03/12/2051	600	505

Merrill Lynch Floating Trust
2.558% due 06/15/2022	4,121	3,749

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	531	315
5.288% due 08/25/2034	1,048	960

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	333	215

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	91	86

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	823	789
3.327% due 09/25/2046	1,306	1,224

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	1,990	1,819
5.509% due 04/15/2047	400	334

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
4.055% due 11/25/2042	102	91
4.274% due 05/25/2041	97	89

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,172	1,037

Total Mortgage-Backed Securities (Cost $43,363)		38,158

ASSET-BACKED SECURITIES 7.8%

ACE Securities Corp.
3.257% due 12/25/2036	293	276
3.287% due 10/25/2036	177	176

Asset-Backed Funding Certificates
3.267% due 11/25/2036	413	397

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	218	216
3.482% due 09/25/2034	151	132

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	721	683

Chase Issuance Trust
3.388% due 05/16/2011	5,600	5,594
4.319% due 09/15/2015	4,600	4,588

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	49	49

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	3,296	3,208
3.257% due 03/25/2047	194	190
3.257% due 05/25/2047	456	439

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 03/25/2037	$343	$334
3.277% due 06/25/2037	639	615
3.287% due 06/25/2037	573	549
3.317% due 10/25/2046	293	284

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	603	579

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	977	920
3.257% due 12/25/2036	433	421

Fremont Home Loan Trust
3.257% due 10/25/2036	1,855	1,774
3.267% due 01/25/2037	555	523

GSR Mortgage Loan Trust
3.307% due 11/25/2030	10	10

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	345	336

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	396	368

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	349	340

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	122	119
3.257% due 10/25/2036	2,940	2,784

Lehman XS Trust
3.277% due 05/25/2046	121	117

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	117	114
3.487% due 10/25/2034	17	13

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,900	2,873

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	179	177
3.277% due 08/25/2036	1,083	1,054

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	211	205
3.257% due 10/25/2036	227	222

Option One Mortgage Loan Trust
3.247% due 02/25/2037	533	526

Park Place Securities, Inc.
3.519% due 10/25/2034	728	615

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	368	343

Residential Asset Securities Corp.
3.267% due 10/25/2036	371	368
3.277% due 11/25/2036	335	328

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
3.377% due 08/25/2036		$264	$258

Soundview Home Equity Loan Trust
3.257% due 10/25/2036		75	75
3.287% due 01/25/2037		1,894	1,851

Structured Asset Securities Corp.
3.257% due 10/25/2036		483	459

Total Asset-Backed Securities (Cost $36,514)			35,502

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	2,000	2,624

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	279

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	7,856

Total Foreign Currency-Denominated Issues (Cost $15,867)			10,759

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
5.051% due 12/31/2049		243	2,479

Total Preferred Stocks (Cost $2,585)			2,479

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 1.8%

Federal Home Loan Bank
0.100% due 10/07/2008		$8,100	8,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$19,200	$19,200
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $19,610. Repurchase proceeds are $19,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	5,540	5,540

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% - 4.375% due 11/19/2008 - 09/17/2010 valued at $1,445 and Freddie Mac 5.125% - 5.250% due 12/24/2008 - 12/29/2008 valued at $4,210. Repurchase proceeds are $5,540.)

1.000% due 10/01/2008	12,882	12,882
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $10,979 and Freddie Mac 4.150% due 01/29/2013 valued at $2,161. Repurchase proceeds are $12,882.)

		37,622

U.S. TREASURY BILLS 4.6%
1.305% due 10/16/2008 - 12/26/2008 (b)(d)(e)	21,250	21,109

Total Short-Term Instruments (Cost $66,918)		66,831

PURCHASED OPTIONS (i) 0.4%
(Cost $2,971)	1,930

Total Investments 177.4%
(Cost $855,543)	$805,991

Written Options (j) (0.5%) (Premiums $2,992)	(2,516)

Other Assets and Liabilities (Net) (76.9%)	(349,204)

Net Assets 100.0%	$454,271

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $17,148 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $163,888 at a weighted average interest rate of 2.484%. On September 30, 2008, securities valued at $261,525 were pledged as collateral for reverse repurchase agreements.

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(g)	Cash of $4,828 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	41	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	91
90-Day Eurodollar December Futures	Long	12/2008	1,673	921
90-Day Eurodollar December Futures	Long	12/2009	123	68
90-Day Eurodollar June Futures	Long	06/2009	345	284
90-Day Eurodollar June Futures	Long	06/2010	5	2
90-Day Eurodollar March Futures	Long	03/2009	856	664
90-Day Eurodollar March Futures	Long	03/2010	95	66
90-Day Eurodollar September Futures	Long	09/2009	185	237
90-Day Eurodollar September Futures	Long	09/2010	5	2
E-mini S&P 500 Index December Futures	Long	12/2008	5	(29)
S&P 500 Index December Futures	Long	12/2008	4	(111)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	100	(96)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	355
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	224	470

				$3,025

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.750%	03/20/2013	DUB	3.868%	$1,300	$(98)	$0	$(98)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	1,100	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	1,500	(181)	0	(181)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	1,500	(254)	0	(254)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	100	(53)	0	(53)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	800	(370)	0	(370)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	900	(414)	0	(414)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	6,300	(3,337)	(1,118)	(2,219)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	300	(161)	0	(161)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,600	(699)	0	(699)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	5,600	(18)	0	(18)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,800	(163)	0	(163)
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	1,000	(75)	0	(75)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	400	(30)	0	(30)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	600	(507)	0	(507)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	5,780	(10)	0	(10)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	600	(2)	0	(2)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,000	(3)	0	(3)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	800	(52)	0	(52)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2013	JPM	17.182%	1,900	(557)	0	(557)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	3,800	(66)	0	(66)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	UBS	3.670%	1,400	(117)	0	(117)

						$(7,468)	$(1,118)	$(6,350)

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$6,000	$587	$458	$129
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	18,700	1,829	1,356	473
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	2,400	235	182	53
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	1,000	6	(5)	11
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	41,900	231	(233)	464
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	10,200	56	(135)	191
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	30,200	166	(190)	356

					$3,122	$1,425	$1,697

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	3,100	36	0	36
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	700	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	1,300	2	0	2
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	1,600	2	0	2
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	100	0	(1)	1
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	900	(94)	(153)	59

					$(487)	$(154)	$(333)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	$(55)	$0	$(55)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(33)	0	(33)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	(14)	0	(14)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	(7)	3	(10)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	(1)	1	(2)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(142)	(60)	(82)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	(65)	0	(65)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	(49)	(21)	(28)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	4	3	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	11	(3)	14
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	133	62	71
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	40	(16)	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	54	(19)	73
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		200	2	4	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,500	49	88	(39)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,600	28	52	(24)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,600	60	26	34
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		1,100	12	7	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,400	(320)	(269)	(51)

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		$400	$(15)	$(19)	$4
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		200	(8)	(10)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	(14)	(8)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(127)	35	(162)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		38,700	(1,407)	1,026	(2,433)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(22)	(6)	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		900	(33)	6	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		8,800	(392)	291	(683)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,600	(250)	98	(348)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(41)	18	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(673)	310	(983)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(173)	133	(306)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	117	25	92
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	22	8	14
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,500	(11)	(10)	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(5)	(13)	8
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	(8)	15	(23)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	(2)	19	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	(42)	(79)	37
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	(84)	(123)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	25	(48)	73
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	7	(11)	18
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(16)	12	(28)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	4	0	4
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	9	0	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	12	1	11
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	44	37	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	207	387	(180)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	148	148	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	281	267	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(245)	(124)	(121)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(82)	(39)	(43)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	36	103	(67)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(43)	8	(51)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,400	(20)	(1)	(19)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		800	(31)	1	(32)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(21)	1	(22)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(42)	1	(43)

							$(3,300)	$2,301	$(5,601)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$ (3)	$(15)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	749,672	1-Month USD-LIBOR plus 0.300%	$78,319	10/15/2008	BEAR	$(1,923)
Pay	FTSE eRAFI 1000 Index	98,977	1-Month USD-LIBOR plus 0.250%	10,340	10/15/2008	CSFB	252
Receive	FTSE eRAFI 1000 Index	1,124,687	1-Month USD-LIBOR plus 0.250%	117,497	10/15/2008	CSFB	(2,885)
Receive	FTSE eRAFI 1000 Index	303,867	1-Month USD-LIBOR plus 0.200%	31,745	03/13/2009	CSFB	(778)
Pay	FTSE eRAFI 1000 Index	93,841	1-Month USD-LIBOR plus 0.200%	9,804	10/15/2008	MLP	234
Receive	FTSE eRAFI 1000 Index	784,575	1-Month USD-LIBOR plus 0.200%	81,484	10/15/2008	MLP	(2,001)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	73,662	06/15/2009	MLP	(13,106)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD LIBOR plus 0.230%	67,689	08/17/2009	MLP	(911)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD LIBOR plus 0.230%	52,378	09/18/2009	MLP	(4,340)

							$(25,458)

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$346
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	18,800	201	139
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	96
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	38
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	230
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	286
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	190
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	80
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	324
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	201

							$2,971	$1,930

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	41	$23	$25
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	41	23	53

				$46	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$254
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	178
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,400	110	90
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,900	95	81
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,700	56	48
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,400	325	290
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	615	435
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	251
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	88	85
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	14,600	474	407
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,200	190	199

							$2,946	$2,438

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	553	44,500	1,732
Closing Buys	(445)	(46,100)	(719)
Expirations	(651)	0	(804)
Exercised	0	0	0

Balance at 09/30/2008	82	$102,400	$2,992

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
U.S. Treasury Notes	2.000%	02/28/2010	$3,700	$3,694	$3,713
U.S. Treasury Notes	2.125%	01/31/2010	5,600	5,603	5,640
U.S. Treasury Notes	2.125%	04/30/2010	3,500	3,499	3,551
U.S. Treasury Notes	2.375%	08/31/2010	6,700	6,752	6,775
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,435	11,509
U.S. Treasury Notes	3.125%	11/30/2009	6,900	6,976	7,064
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,336	2,359
U.S. Treasury Notes	3.500%	02/15/2010	1,800	1,846	1,849
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,688	1,703

				$43,829	$44,163

(7)	Market value includes $246 of interest payable on short sales.

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Buy		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	MSC	557	10/2008	0	(23)	(23)
Sell		MSC	1,114	10/2008	24	(2)	22
Buy		UBS	405	10/2008	0	(28)	(28)
Sell	BRL	BNP	236	12/2008	0	0	0
Buy		CSFB	41,973	12/2008	0	(450)	(450)
Sell		HSBC	17,947	12/2008	1,097	0	1,097
Sell		JPM	38	12/2008	1	0	1
Sell		MSC	10,874	12/2008	482	0	482
Sell		UBS	4,475	12/2008	254	0	254
Buy	CNY	BCLY	883	11/2008	0	(2)	(2)
Buy		BOA	665	11/2008	0	(2)	(2)
Buy		DUB	3,212	11/2008	0	(7)	(7)
Buy		HSBC	713	11/2008	0	(2)	(2)
Buy		JPM	3,275	11/2008	0	(7)	(7)
Buy		UBS	659	11/2008	0	(2)	(2)
Buy		BCLY	4,015	07/2009	0	(41)	(41)
Buy		DUB	12,487	07/2009	0	(129)	(129)
Buy		HSBC	4,159	07/2009	0	(39)	(39)
Buy		JPM	3,459	07/2009	0	(38)	(38)
Buy	EUR	BCLY	1,572	10/2008	0	(109)	(109)
Buy		BOA	290	10/2008	0	(19)	(19)
Buy		CITI	660	10/2008	0	(37)	(37)
Sell		CITI	10,221	10/2008	0	(33)	(33)
Buy		DUB	236	10/2008	0	(13)	(13)
Buy		GSC	1,110	10/2008	0	(61)	(61)
Buy		HSBC	435	10/2008	0	(28)	(28)
Buy		JPM	116	10/2008	0	(8)	(8)
Buy		MSC	145	10/2008	0	(10)	(10)
Sell		UBS	14,785	10/2008	825	0	825
Buy	GBP	BOA	155	10/2008	0	(12)	(12)
Buy		UBS	2,046	10/2008	0	(158)	(158)
Sell		UBS	8,370	11/2008	289	0	289
Buy	IDR	DUB	1,528,800	10/2008	1	0	1
Buy		HSBC	2,853,000	10/2008	1	0	1
Buy	INR	DUB	32,990	11/2008	0	(110)	(110)
Buy		HSBC	83,614	11/2008	0	(282)	(282)
Buy		JPM	94,689	11/2008	0	(338)	(338)
Sell		JPM	208,500	11/2008	431	0	431
Buy	KWD	HSBC	32	04/2009	0	(4)	(4)
Buy	MYR	BCLY	3,177	11/2008	0	(62)	(62)
Buy		BOA	465	11/2008	0	(8)	(8)
Buy		DUB	468	11/2008	0	(9)	(9)
Buy		HSBC	469	11/2008	0	(8)	(8)
Buy		JPM	417	11/2008	0	(7)	(7)
Buy		JPM	3,333	02/2009	0	(66)	(66)
Buy	PHP	HSBC	29,000	11/2008	0	(40)	(40)
Buy		JPM	29,600	11/2008	0	(36)	(36)
Buy		BCLY	6,900	02/2009	0	(7)	(7)
Buy		DUB	3,300	02/2009	0	(5)	(5)
Buy		HSBC	8,240	02/2009	0	(9)	(9)
Buy		JPM	11,687	02/2009	0	(9)	(9)
Buy		MLP	2,600	02/2009	0	(3)	(3)
Buy		MSC	9,200	02/2009	0	(10)	(10)
Buy		RBS	2,600	02/2009	0	(3)	(3)
Buy		LEH	1,700	12/2010	0	(2)	(2)
Sell		LEH	1,700	12/2010	0	(1)	(1)
Sell	RUB	BCLY	4,840	11/2008	4	0	4
Buy		DUB	34,322	11/2008	0	(55)	(55)
Sell		HSBC	29,482	11/2008	106	0	106
Buy		JPM	29,482	05/2009	0	(104)	(104)
Sell		UBS	29,482	05/2009	93	0	93
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Buy		JPM	213	04/2009	0	(1)	(1)
Buy	SGD	BCLY	219	11/2008	0	(7)	(7)
Sell		BCLY	160	11/2008	0	0	0
Buy		BOA	95	11/2008	0	(4)	(4)
Buy		CITI	972	11/2008	0	(14)	(14)
Buy		JPM	2,600	11/2008	0	(77)	(77)
Sell		JPM	160	11/2008	0	0	0
Sell		MSC	160	11/2008	0	0	0
Buy		UBS	95	11/2008	0	(4)	(4)

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	UBS	160	11/2008	$0	$0	$0
Sell	ZAR	HSBC	11	12/2008	0	0	0
Buy		UBS	11	12/2008	0	0	0

					$3,608	$(2,548)	$1,060

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$804,623	$1,368	$805,991
Short Sales, at value	0	(43,917)	0	(43,917)
Other Financial Instruments ++	3,024	(16,302)	(21,270)	(34,548)

Total	$3,024	$744,404	$(19,902)	$727,526

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,384	$28	$0	$(44)	$0	$1,368
Other Financial Instruments ++	(42,525)	0	0	0	20,443	812	(21,270)

Total	$(42,525)	$1,384	$28	$0	$20,399	$812	$(19,902)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 32.8%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	$100	$100
5.375% due 04/30/2013	100	97

American Express Centurion Bank
2.507% due 06/12/2009	600	580

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	92

American General Finance Corp.
6.900% due 12/15/2017	200	93

American International Group, Inc.
5.850% due 01/16/2018	300	151

ANZ National International Ltd.
6.200% due 07/19/2013	100	99

Bank of America Corp.
5.375% due 09/11/2012	200	186
5.750% due 12/01/2017	200	170
8.000% due 12/29/2049	1,400	1,110
8.125% due 12/29/2049	1,200	971

Bank of Ireland
2.926% due 12/18/2009	300	297

Barclays Bank PLC
5.450% due 09/12/2012	900	898
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.927% due 05/18/2010	500	490
3.061% due 07/16/2009	100	99
6.950% due 08/10/2012	400	404

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

CIT Group, Inc.
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Funding, Inc.
2.805% due 12/08/2008	200	199
3.476% due 06/26/2009	100	98

Citigroup, Inc.
2.957% due 05/18/2010	730	674
5.500% due 04/11/2013	400	349
6.000% due 08/15/2017	200	170
8.400% due 04/29/2049	800	546

Credit Agricole S.A.
2.809% due 05/28/2009	100	100
2.859% due 05/28/2010	100	99

Credit Suisse USA, Inc.
3.004% due 08/15/2010	600	572

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	318

General Electric Capital Corp.
2.856% due 01/20/2010	600	596

Goldman Sachs Group, Inc.
2.887% due 11/16/2009	290	268
3.812% due 03/30/2009	100	96
6.750% due 10/01/2037	1,200	801

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
3.328% due 01/12/2010	100	97

International Lease Finance Corp.
3.626% due 06/26/2009	370	340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
3.479% due 06/26/2009	$290	$289
6.000% due 01/15/2018	100	91

KeyBank N.A.
5.061% due 06/02/2010	200	199

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	65

Merrill Lynch & Co., Inc.
2.852% due 05/08/2009	200	195
4.610% due 05/20/2009	600	586
6.875% due 04/25/2018	300	266

Metropolitan Life Global Funding I
2.847% due 05/17/2010	200	198

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
2.852% due 05/07/2009	300	260
2.912% due 02/09/2009	340	296
3.071% due 01/15/2010	400	301
4.904% due 05/14/2010	200	146

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	100

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	149

SLM Corp.
2.940% due 07/27/2009	30	27
2.960% due 07/26/2010	1,000	759

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	72

Travelers Cos., Inc.
8.125% due 04/15/2010	800	832

UBS AG
5.875% due 12/20/2017	100	89

Wachovia Corp.
2.861% due 12/01/2009	200	174
7.980% due 02/28/2049	2,500	1,046

		18,656

INDUSTRIALS 5.8%

Amgen, Inc.
2.889% due 11/28/2008	100	100
6.900% due 06/01/2038	400	388

AstraZeneca PLC
5.900% due 09/15/2017	100	99

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

Daimler Finance North America LLC
3.169% due 03/13/2009	50	50

Dell, Inc.
4.700% due 04/15/2013	200	193

General Mills, Inc.
2.921% due 01/22/2010	100	99

Home Depot, Inc.
2.944% due 12/16/2009	100	94

International Business Machines Corp.
5.700% due 09/14/2017	900	873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$300	$267

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Oracle Corp.
4.950% due 04/15/2013	300	299
5.750% due 04/15/2018	200	186

Philip Morris International, Inc.
6.375% due 05/16/2038	100	88

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Union Pacific Corp.
5.700% due 08/15/2018	200	186

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	96

		3,306

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	166

Enel Finance International S.A.
6.800% due 09/15/2037	300	295

NGPL Pipe Co. LLC
6.514% due 12/15/2012	100	100

Verizon Communications, Inc.
5.250% due 04/15/2013	100	96

		657

Total Corporate Bonds & Notes (Cost $27,399)		22,619

MUNICIPAL BONDS & NOTES 1.9%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	208

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	701

Total Municipal Bonds & Notes (Cost $1,194)		1,100

U.S. GOVERNMENT AGENCIES 88.2%

Fannie Mae
4.278% due 06/01/2043	51	51
5.000% due 02/25/2017 - 11/01/2038	10,494	10,211
5.500% due 02/01/2018 - 10/01/2038	4,119	4,121
5.500% due 04/01/2037 - 01/01/2038 (c)	7,349	7,336
6.000% due 12/01/2035 - 10/01/2038	1,616	1,639
6.000% due 01/01/2037 - 05/01/2038 (c)	12,249	12,423
6.500% due 10/01/2035 - 08/01/2037	846	869
6.500% due 03/01/2038 (c)	990	1,016

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	1,617	1,581
2.718% due 02/15/2019	642	626
4.250% due 09/15/2024	207	206
5.000% due 12/14/2018 - 07/15/2020	118	112

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/01/2037 - 01/01/2038 (c)	$2,809	$2,797
5.500% due 10/01/2038	1,000	994
6.000% due 03/01/2037 - 07/01/2038	1,692	1,715
6.000% due 10/01/2037 - 06/01/2038 (c)	2,708	2,744

Ginnie Mae
6.000% due 08/15/2037 (c)	959	975

Small Business Administration
5.290% due 12/01/2027	98	96
5.490% due 03/01/2028	689	687

Total U.S. Government Agencies (Cost $50,133)		50,199

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Notes
3.125% due 11/30/2009	400	406
4.250% due 08/15/2013	200	212

Total U.S. Treasury Obligations (Cost $615)		618

MORTGAGE-BACKED SECURITIES 7.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	600	511

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	265	162

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	217	132
3.855% due 02/25/2036	136	81

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	183	163
4.797% due 11/25/2034	107	94

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	95	90
3.287% due 03/25/2037	38	37

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	77	73

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	126	113

GSR Mortgage Loan Trust
5.248% due 11/25/2035	82	70

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518
5.420% due 01/15/2049	300	250

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	64	58

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	31	26

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	56	48

Morgan Stanley Capital I
2.548% due 10/15/2020	36	32
5.809% due 12/12/2049	500	427

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	234	153

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	54	45
3.337% due 03/25/2037	131	83

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	$175	$166

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	151	134

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	235	207
3.855% due 02/25/2046	445	267

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	121	109

Total Mortgage-Backed Securities (Cost $5,139)		4,265

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	124	122

American Express Credit Account Master Trust
2.988% due 02/15/2012	16	16

Asset-Backed Funding Certificates
3.267% due 01/25/2037	39	37

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	142	130

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	212	202

Chase Issuance Trust
2.498% due 02/15/2011	300	299
4.319% due 09/15/2015	600	598

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	121	112
3.267% due 01/25/2037	78	77
3.317% due 08/25/2036	441	427

Countrywide Asset-Backed Certificates
3.257% due 06/25/2037	247	240
3.257% due 07/25/2037	296	280
3.277% due 06/25/2037	49	47
3.287% due 06/25/2037	261	250
3.287% due 10/25/2037	177	169
3.387% due 09/25/2036	398	368

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	251	241
3.297% due 12/25/2037	161	155

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	99	93

Fremont Home Loan Trust
3.307% due 05/25/2036	37	36

GSAMP Trust
3.277% due 12/25/2036	176	162

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	115	112

HSBC Asset Loan Obligation
3.267% due 12/25/2036	282	259

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	219	209

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037	65	52
3.267% due 11/25/2036	155	151

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	86	84

Morgan Stanley ABS Capital I
3.247% due 01/25/2037	54	51
3.257% due 11/25/2036	129	125

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securities Corp.
3.277% due 02/25/2037		$159	$150

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037		322	304

SLM Student Loan Trust
3.480% due 07/25/2013		593	592

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		30	29
3.287% due 06/25/2037		132	127

Specialty Underwriting & Residential Finance
3.267% due 01/25/2038		140	130

Structured Asset Securities Corp.
3.307% due 01/25/2037		289	263

Total Asset-Backed Securities (Cost $7,055)			6,755

SOVEREIGN ISSUES 0.9%

Korea Development Bank
2.928% due 04/03/2010		500	494

Total Sovereign Issues (Cost $500)			494

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

Bear Stearns Cos. LLC
5.262% due 07/27/2012	EUR	100	131

General Electric Capital Corp.
5.500% due 09/15/2067		300	254

Total Foreign Currency-Denominated Issues (Cost $555)			385

SHORT-TERM INSTRUMENTS 19.0%

COMMERCIAL PAPER 3.2%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,800	1,800

REPURCHASE AGREEMENTS 0.5%

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008		305	305

(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $308. Repurchase proceeds are $306.)

U.S. TREASURY BILLS 15.3%
1.081% due 10/16/2008 - 12/26/2008 (b)		8,740	8,699

Total Short-Term Instruments (Cost $10,831)			10,804

PURCHASED OPTIONS (f) 0.2%
(Cost $165)			107

Total Investments 171.2% (Cost $103,586)			$97,346

Written Options (g) (0.3%) (Premiums $177)			(151)

Other Assets and Liabilities (Net) (70.9%)			(40,321)

Net Assets 100.0%			$56,874

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $27,651 at a weighted average interest rate of 2.471%. On September 30, 2008, securities valued at $26,363 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $624 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	5	$4
90-Day Euribor June Futures	Long	06/2009	2	8
90-Day Euribor March Futures	Long	03/2009	3	10
90-Day Eurodollar December Futures	Long	12/2008	65	(49)
90-Day Eurodollar December Futures	Long	12/2009	17	12
90-Day Eurodollar June Futures	Long	06/2009	73	59
90-Day Eurodollar June Futures	Long	06/2010	1	0
90-Day Eurodollar March Futures	Long	03/2009	45	22
90-Day Eurodollar March Futures	Long	03/2010	17	10
90-Day Eurodollar September Futures	Long	09/2009	38	45
90-Day Eurodollar September Futures	Long	09/2010	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2008	36	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	44
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	27	51

				$179

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	$600	$(72)	$0	$(72)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	500	(84)	0	(84)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	100	(44)	0	(44)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	100	(43)	0	(43)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	800	(413)	(142)	(271)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	100	(6)	0	(6)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	300	0	0	0
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	100	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	500	(9)	0	(9)

						$(675)	$(142)	$(533)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	$1,800	$153	$131	$22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	100	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	300	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,500	8	(31)	39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,500	2	(20)	22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	4,100	6	(25)	31

					$169	$53	$116

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(36)	$0	$(36)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	400	5	0	5
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	200	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	0	0	0

					$(30)	$0	$(30)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	0	0	0
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(17)	(7)	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	(7)	0	(7)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	(7)	(3)	(4)
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		2,000	13	6	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	6	(2)	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	7	(3)	10
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		600	7	12	(5)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		700	8	3	5
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		900	(5)	(2)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		500	(19)	(16)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300	(11)	3	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		100	(3)	1	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		300	(13)	1	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,700	(75)	28	(103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		200	(9)	4	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(76)	35	(111)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	800	16	3	13
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	(1)	(2)	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	(1)	1	(2)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0	1	(1)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0	2	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	(5)	(9)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	2	(4)	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	2	0	2
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	66	109	(43)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(27)	(14)	(13)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	100	(4)	0	(4)

							$(177)	$142	$(319)

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	16,000	1-Month USD-LIBOR less 0.250%	$923	11/15/2008	GSC	$22
Receive	iShares MSCI EAFE Index	1,059,547	1-Month USD-LIBOR less 0.250%	61,104	11/15/2008	GSC	(1,507)

							$(1,485)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$40	$30
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	800	9	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	10
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$165	$107

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	5	$3	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	5	3	7

				$6	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$31
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	9
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	200	5	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	6
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	34
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19

							$171	$141

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	78	2,000	111
Closing Buys	0	(2,000)	(16)
Expirations	(132)	0	(128)
Exercised	(8)	0	(6)

Balance at 09/30/2008	10	$6,100	$177

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
Ginnie Mae	6.000%	10/01/2038	900	925	912
U.S. Treasury Notes	2.000%	02/28/2010	500	499	502
U.S. Treasury Notes	2.125%	01/31/2010	500	500	504
U.S. Treasury Notes	2.125%	04/30/2010	500	500	507
U.S. Treasury Notes	2.375%	08/31/2010	900	907	910
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,812	3,836
U.S. Treasury Notes	3.125%	11/30/2009	900	910	922
U.S. Treasury Notes	3.250%	12/31/2009	300	304	308
U.S. Treasury Notes	3.500%	02/15/2010	300	308	308
U.S. Treasury Notes	4.250%	08/15/2013	200	211	213

				$9,889	$9,934

(7)	Market value includes $46 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Buy		HSBC	28	04/2009	0	0	0
Buy	AUD	MSC	65	10/2008	0	(3)	(3)
Sell		MSC	130	10/2008	3	0	3
Buy		UBS	48	10/2008	0	(3)	(3)
Sell	BRL	BNP	44	12/2008	0	0	0
Buy		HSBC	2,258	12/2008	0	(155)	(155)
Sell		HSBC	431	12/2008	10	0	10
Sell		JPM	155	12/2008	12	0	12
Sell		MSC	917	12/2008	36	0	36
Sell		RBC	1,423	12/2008	33	0	33
Buy		UBS	902	12/2008	0	(20)	(20)
Sell		UBS	189	12/2008	3	0	3
Buy		RBC	1,423	06/2009	0	(34)	(34)
Buy	CNY	BCLY	129	11/2008	0	0	0
Buy		BOA	95	11/2008	0	0	0
Buy		DUB	462	11/2008	0	(1)	(1)
Buy		HSBC	102	11/2008	0	0	0
Buy		JPM	469	11/2008	0	(1)	(1)
Buy		UBS	95	11/2008	0	0	0
Buy		BCLY	446	07/2009	0	(5)	(5)
Buy		DUB	1,769	07/2009	0	(18)	(18)
Buy		HSBC	633	07/2009	0	(6)	(6)
Buy		JPM	481	07/2009	0	(5)	(5)
Buy	EUR	BCLY	82	10/2008	0	(6)	(6)
Buy		BOA	14	10/2008	0	(1)	(1)
Buy		CITI	46	10/2008	0	(3)	(3)
Buy		DUB	16	10/2008	0	(1)	(1)
Buy		GSC	77	10/2008	0	(4)	(4)
Buy		HSBC	23	10/2008	0	(1)	(1)
Buy		JPM	6	10/2008	0	0	0
Buy		MSC	8	10/2008	0	(1)	(1)
Sell		UBS	746	10/2008	42	0	42
Buy	GBP	BOA	23	10/2008	0	(2)	(2)
Buy		UBS	302	10/2008	0	(23)	(23)
Sell		UBS	1,241	11/2008	43	0	43
Buy	IDR	DUB	441,000	10/2008	0	0	0
Buy	INR	DUB	760	11/2008	0	(3)	(3)
Buy		HSBC	1,906	11/2008	0	(6)	(6)
Buy		JPM	2,154	11/2008	0	(8)	(8)
Sell		JPM	871	11/2008	0	0	0
Sell	JPY	DUB	5,869	10/2008	0	(1)	(1)
Buy	KWD	HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	340	11/2008	0	(7)	(7)
Buy		BOA	68	11/2008	0	(1)	(1)
Buy		DUB	68	11/2008	0	(1)	(1)
Buy		HSBC	65	11/2008	0	(1)	(1)
Buy		JPM	58	11/2008	0	(1)	(1)
Buy		JPM	336	02/2009	0	(7)	(7)
Buy	PHP	HSBC	3,000	11/2008	0	(4)	(4)
Buy		JPM	3,000	11/2008	0	(4)	(4)
Buy		BCLY	700	02/2009	0	(1)	(1)
Buy		HSBC	680	02/2009	0	(1)	(1)
Buy		JPM	2,016	02/2009	0	(1)	(1)
Buy		MSC	1,200	02/2009	0	(1)	(1)
Sell	RUB	BCLY	2,607	11/2008	3	0	3
Buy		HSBC	5,696	11/2008	0	(9)	(9)
Sell		HSBC	3,089	11/2008	11	0	11
Buy		JPM	3,089	05/2009	0	(11)	(11)
Sell		UBS	3,089	05/2009	10	0	10
Buy	SAR	HSBC	28	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0
Buy	SGD	BCLY	150	11/2008	0	(5)	(5)
Sell		BCLY	24	11/2008	0	0	0
Buy		BOA	68	11/2008	0	(3)	(3)
Buy		CITI	52	11/2008	0	(1)	(1)
Buy		JPM	256	11/2008	0	(9)	(9)
Sell		JPM	24	11/2008	0	0	0
Sell		MSC	24	11/2008	0	0	0
Buy		UBS	68	11/2008	0	(3)	(3)
Sell		UBS	24	11/2008	0	0	0

					$206	$(382)	$(176)

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$97,346	$0	$97,346
Short Sales, at value	0	(9,888)	0	(9,888)
Other Financial Instruments ++	178	(2,579)	(1)	(2,402)

Total	$178	$84,879	$(1)	$85,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	14	(3)	(1)

Total	$(12)	$0	$0	$0	$14	$(3)	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Georgia-Pacific Corp.
4.219% due 12/20/2012	174	154
4.238% due 12/20/2012	766	679
4.551% due 12/20/2012	397	351
4.567% due 12/20/2012	2,428	2,152

HCA, Inc.
6.012% due 11/18/2013	2,561	2,252

Total Bank Loan Obligations (Cost $8,192)		6,933

CORPORATE BONDS & NOTES 34.2%

BANKING & FINANCE 20.5%

American Express Bank FSB
6.000% due 09/13/2017	5,200	4,350

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,275

American Express Co.
6.150% due 08/28/2017	1,200	1,023

American International Group, Inc.
4.950% due 03/20/2012	700	432
5.850% due 01/16/2018	3,000	1,508
8.250% due 08/15/2018	5,900	3,432

ANZ National International Ltd.
6.200% due 07/19/2013	4,100	4,074

ASIF II
5.750% due 02/16/2009	300	243

Bank of America Corp.
5.650% due 05/01/2018	400	337
8.000% due 12/29/2049	4,700	3,725

Bank of America N.A.
3.760% due 06/23/2010	2,700	2,653

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,491
6.050% due 12/04/2017	1,600	1,491
7.434% due 09/29/2049	600	489
7.700% due 04/29/2049	1,300	1,146

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,411

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	3,200	3,083

Citigroup Capital XXI
8.300% due 12/21/2077	1,500	1,118

Citigroup, Inc.
5.500% due 04/11/2013	1,000	874
6.125% due 11/21/2017	5,000	4,244

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,691

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	185
7.250% due 10/25/2011	1,950	1,242
9.750% due 09/15/2010	400	287

General Electric Capital Corp.
2.849% due 03/12/2010	2,800	2,763
6.375% due 11/15/2067	200	162

GMAC LLC
6.625% due 05/15/2012	600	254
6.875% due 08/28/2012	2,200	875
7.000% due 02/01/2012	1,100	449

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,300	4,414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
3.567% due 06/10/2011	$3,900	$3,911

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,223

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	9
6.875% due 05/02/2018 (a)	200	26

Merrill Lynch & Co., Inc.
3.251% due 01/15/2015	5,000	3,664
6.050% due 08/15/2012	400	375
6.875% due 04/25/2018	1,300	1,152

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	486

Morgan Stanley
6.000% due 04/28/2015	1,300	886

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	200

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,417

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	1,026

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,098
8.700% due 08/07/2018	1,100	986

UBS AG
3.982% due 06/19/2010	2,000	1,996
5.875% due 12/20/2017	2,600	2,313

		82,489

INDUSTRIALS 10.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	2,063

Erac USA Finance Co.
6.375% due 10/15/2017	7,500	5,971

Gaz Capital S.A.
8.146% due 04/11/2018	700	616

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,083

International Business Machines Corp.
3.375% due 07/28/2011	4,400	4,399

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,257

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,440
6.875% due 02/01/2038	300	276

Loews Corp.
5.250% due 03/15/2016	2,800	2,700

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	2,057

Southern Co.
3.511% due 08/20/2010	4,900	4,891

Williams Cos., Inc.
6.375% due 10/01/2010	200	196

Xerox Corp.
9.750% due 01/15/2009	1,100	1,118

		39,977

UTILITIES 3.7%

AT&T, Inc.
4.125% due 09/15/2009	500	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2018	$1,100	$981
6.300% due 01/15/2038	500	414

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,126

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	4,639

Embarq Corp.
6.738% due 06/01/2013	2,000	1,765

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,378

		14,799

Total Corporate Bonds & Notes (Cost $157,019)		137,265

CONVERTIBLE BONDS & NOTES 1.1%

Prudential Financial, Inc.
1.189% due 12/15/2037	4,700	4,460

Total Convertible Bonds & Notes (Cost $4,519)		4,460

MUNICIPAL BONDS & NOTES 3.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,684

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	348

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	2,265	1,467

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	530

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	87

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	263

Total Municipal Bonds & Notes (Cost $13,090)		12,379

U.S. GOVERNMENT AGENCIES 135.2%

Fannie Mae
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036 (h)	2,252	2,241
3.375% due 11/25/2023	226	224
3.457% due 06/25/2044	52	52
3.557% due 09/25/2042	721	710
3.740% due 08/01/2035	642	654
3.785% due 08/01/2010	362	357
4.278% due 09/01/2044 - 10/01/2044 (h)	3,942	3,933
4.278% due 10/01/2044	158	158
4.500% due 06/01/2010 - 10/01/2038	2,266	2,161
4.500% due 09/25/2020 (h)	3,928	3,931
4.503% due 11/01/2034	795	801
4.567% due 10/01/2035	651	657
4.652% due 07/01/2035 (h)	1,567	1,584
4.804% due 10/01/2035	608	617
4.842% due 02/01/2034	683	688
4.861% due 09/01/2035	1,130	1,143
4.875% due 04/25/2024	179	182
4.936% due 10/01/2035	560	563
5.000% due 12/01/2018 - 10/01/2038	126,441	123,450

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 02/25/2025 - 02/01/2036 (h)	$35,122	$34,556
5.156% due 03/01/2036 (h)	1,915	1,919
5.248% due 02/01/2036 (h)	4,467	4,486
5.249% due 08/01/2036	1,141	1,153
5.399% due 07/01/2032	49	49
5.500% due 01/01/2021 - 05/01/2037	34,656	34,746
5.500% due 09/25/2024 - 02/01/2038 (h)	39,240	39,207
5.820% due 09/01/2031	2	2
6.000% due 10/01/2035 - 10/01/2038	12,787	12,956
6.220% due 02/01/2035	368	374
6.500% due 05/01/2037 - 10/01/2038	4,182	4,286
7.500% due 12/01/2014	156	163

Freddie Mac
2.688% due 10/15/2020	703	693
2.838% due 06/15/2031	1,414	1,378
2.888% due 11/15/2016 - 03/15/2017 (h)	6,169	6,122
3.500% due 01/15/2023	558	558
4.000% due 11/01/2013 (h)	3,643	3,606
4.000% due 05/15/2016	307	307
4.278% due 10/25/2044	173	167
4.500% due 02/15/2017 - 01/15/2018 (h)	10,294	10,318
4.500% due 09/15/2020	264	264
4.875% due 06/13/2018	6,000	6,093
5.000% due 12/15/2015 - 11/15/2025 (h)	36,753	37,031
5.000% due 02/16/2017 - 01/01/2037	7,374	7,455
5.278% due 09/01/2035	1,345	1,351
5.300% due 09/01/2035 (h)	2,148	2,159
5.500% due 07/18/2016 - 10/01/2038	96,198	95,671
5.500% due 12/01/2034 - 02/01/2038 (h)	14,410	14,352

Ginnie Mae
2.888% due 03/16/2032	36	36
5.000% due 10/01/2038	43,000	42,174
5.125% due 11/20/2024	95	96
6.000% due 10/01/2038 - 11/01/2038	13,000	13,174
6.500% due 10/01/2038 - 11/01/2038	13,000	13,287

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,126

Small Business Administration
5.680% due 06/01/2028	2,500	2,520

Total U.S. Government Agencies (Cost $539,577)		542,963

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	1,047	1,012
2.375% due 01/15/2027	1,308	1,261

U.S. Treasury Notes
2.875% due 06/30/2010	77,700	79,054
3.875% due 05/15/2018	2,900	2,916
4.000% due 02/15/2014	7,800	8,100
4.750% due 03/31/2011	22,100	23,332

Total U.S. Treasury Obligations (Cost $115,384)		115,675

MORTGAGE-BACKED SECURITIES 10.9%

American Home Mortgage Assets
3.397% due 05/25/2046	2,083	1,344
3.417% due 10/25/2046	800	312

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
6.129% due 01/20/2047	$162	$110

Banc of America Mortgage Securities, Inc.
3.657% due 01/25/2034	185	178
5.000% due 05/25/2034	197	179

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,272	2,115
4.550% due 08/25/2035	560	536
4.625% due 10/25/2035	3,179	2,868
4.750% due 10/25/2035	316	311
5.474% due 05/25/2047	2,162	1,821

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	433	368
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	511	412

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	504	401

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	635	606
4.700% due 12/25/2035	1,405	1,306
6.014% due 09/25/2037	2,092	1,463

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	2,094	1,277
3.398% due 10/25/2035	56	53
3.398% due 03/20/2046	1,508	932
3.398% due 07/20/2046	2,081	1,285
4.500% due 06/25/2035	339	336
5.426% due 06/25/2037	2,628	1,788

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	300	191
3.527% due 03/25/2035	238	142

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	262	257

Deutsche ALT-A Securities, Inc.

Alternate Loan Trust
3.287% due 02/25/2037	1,174	1,109

Downey Savings & Loan Association

Mortgage Loan Trust
3.290% due 08/19/2045	1,274	827
5.205% due 07/19/2044	111	91

First Horizon Alternative Mortgage Securities
4.245% due 03/25/2035	246	154

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	115	100

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	100	93

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	176	175

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	1,901	1,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	468	400
5.500% due 11/25/2035	222	222

GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	16	14

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,308	807

Homebanc Mortgage Trust
5.909% due 04/25/2037	900	490

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	622	594
3.507% due 06/25/2037	747	398
5.048% due 12/25/2034	63	52

JPMorgan Mortgage Trust
5.021% due 02/25/2035	442	385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
3.287% due 07/25/2046	$464	$456

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	252	205

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	61	55
4.207% due 10/25/2035	80	73

Morgan Stanley Capital I
2.548% due 10/15/2020	1,041	935

Residential Accredit Loans, Inc.
3.417% due 04/25/2046	2,024	1,305
3.607% due 03/25/2033	150	140

Residential Asset Securitization Trust
3.557% due 10/25/2018	2,033	1,783
3.607% due 05/25/2033	222	202

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	299	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	346	285
3.487% due 02/25/2036	799	516

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,772	1,700

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.527% due 01/25/2045	213	146
3.555% due 03/25/2047	1,091	575
5.468% due 02/25/2037	298	251

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	609	563
4.336% due 07/25/2035	2,700	2,507
4.500% due 11/25/2018	1,195	1,164
4.689% due 05/25/2035	293	264
5.240% due 04/25/2036	2,256	2,117

Total Mortgage-Backed Securities (Cost $49,126)		43,721

ASSET-BACKED SECURITIES 2.7%

Access Group, Inc.
4.093% due 10/27/2025	2,400	2,373

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	1,501	1,453

Bear Stearns Asset-Backed Securities Trust
5.437% due 10/25/2036	1,765	1,286

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	352	348

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	233	225

GSAMP Trust
3.277% due 01/25/2036	33	32
3.297% due 11/25/2035	126	62
3.497% due 03/25/2034	61	60

Lehman XS Trust
3.287% due 04/25/2046	108	107
3.287% due 08/25/2046	611	602

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	186	143

New Century Home Equity Loan Trust
3.277% due 08/25/2036	37	37

SLM Student Loan Trust
2.800% due 07/25/2017	2,000	1,897
3.264% due 10/27/2014	1,700	1,691

Structured Asset Securities Corp.
4.900% due 04/25/2035	704	466

Total Asset-Backed Securities (Cost $11,721)		10,782

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$650

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,916

Republic of Germany
4.250% due 07/04/2039	EUR	4,100	5,446
4.750% due 07/04/2034		3,100	4,427
5.500% due 01/04/2031		200	313
5.625% due 01/04/2028		3,000	4,735

Total Foreign Currency-Denominated Issues (Cost $19,361)			17,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		400	157

Total Convertible Preferred Stocks (Cost $400)			157

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		13,000	28

Total Preferred Stocks (Cost $325)			28

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.4%

iShares MSCI EAFE Index Fund	172,236	$9,697

Total Exchange-Traded Funds (Cost $10,076)		9,697

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.1%

CERTIFICATES OF DEPOSIT 0.5%

Unicredito Italiano NY
3.088% due 05/18/2009	$2,000	1,998

COMMERCIAL PAPER 1.9%

Federal Home Loan Bank
0.100% due 10/07/2008	7,600	7,600

REPURCHASE AGREEMENTS 7.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	21,300	21,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $21,754. Repurchase proceeds are $21,300.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	4,859	4,859
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $4,871. Repurchase proceeds are $4,859.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,921	$4,921
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $5,020. Repurchase proceeds are $4,921.)

		31,080

U.S. TREASURY BILLS 7.9%
1.103% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	32,050	31,827

Total Short-Term Instruments (Cost $72,665)		72,505

PURCHASED OPTIONS (k) 1.0%
(Cost $3,410)		4,131

Total Investments 243.6% (Cost $1,004,865)		$978,183

Written Options (l) (0.4%) (Premiums $1,408)		(1,433)

Other Assets and Liabilities (Net) (143.2%)		(575,117)

Net Assets 100.0%		$401,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $248 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $25,206 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,451 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $1,297 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $223,118 at a weighted average interest rate of 2.425%. On September 30, 2008, securities valued at $164,374 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $4,221 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	142	$112
90-Day Euribor March Futures	Long	03/2009	71	108
90-Day Eurodollar December Futures	Long	12/2008	188	(162)
90-Day Eurodollar December Futures	Long	12/2009	211	104
90-Day Eurodollar March Futures	Long	03/2009	185	(58)
90-Day Eurodollar March Futures	Long	03/2010	289	242
90-Day Eurodollar June Futures	Short	06/2009	58	114
90-Day Eurodollar September Futures	Long	09/2009	248	299
Euro-Bobl December Futures	Short	12/2008	119	(137)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	130	10
Euro-Bund 10-Year Bond December Futures	Short	12/2008	6	(9)
Euro-Schatz December Futures	Short	12/2008	467	(351)
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	467	21
U.S. Treasury 5-Year Note December Futures	Short	12/2008	356	188
U.S. Treasury 10-Year Note December Futures	Long	12/2008	28	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	194	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	323	430
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	123
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	349	955

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	334
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	52	(120)

				$2,089

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 6.000% due 07/15/2013	(1.200%	)	09/20/2013	BCLY	1.498%	$2,100	$26	$0	$26
AutoZone, Inc. 5.875% due 10/15/2012	(0.665%	)	06/20/2017	RBS	1.055%	1,900	51	0	51
Baxter International, Inc. 6.625% due 02/15/2028	(0.350%	)	09/20/2013	BCLY	0.269%	4,600	(18)	0	(18)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%	1,200	1	0	1
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	BCLY	0.270%	2,600	(10)	0	(10)
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	UBS	0.270%	1,700	(6)	0	(6)
Clorox Co. 6.125% due 02/01/2011	(0.330%	)	12/20/2012	BOA	0.696%	2,700	38	0	38
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%	5,000	74	0	74
Dominion Resources, Inc. 5.150% due 07/15/2015	(0.540%	)	09/20/2013	BCLY	0.593%	8,900	18	0	18
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%	)	12/20/2017	GSC	4.180%	7,500	1,423	0	1,423
General Mills, Inc. 5.700% due 02/15/2017	(0.500%	)	09/20/2013	BCLY	0.375%	4,600	(28)	0	(28)
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%	2,200	369	0	369
Goodrich Corp. 6.290% due 07/01/2016	(0.510%	)	09/20/2016	DUB	0.609%	2,200	14	0	14
Hungary Government International Bond 4.750% due 02/03/2015	(1.660%	)	03/20/2013	MSC	1.947%	2,600	30	0	30
Kohl’s Corp. 6.250% due 12/15/2007	(0.680%	)	12/20/2017	RBS	1.298%	10,000	433	0	433
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	2,800	58	0	58
Ltd. Brands, Inc. 6.125% due 12/01/2012	(1.030%	)	06/20/2017	GSC	3.100%	5,000	608	0	608
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%	)	03/20/2015	CITI	4.001%	5,000	356	0	356
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%	)	03/20/2018	CITI	1.272%	2,000	32	0	32
Raytheon Co. 7.200% due 08/15/2027	(0.480%	)	09/20/2013	BCLY	0.373%	1,100	(5)	0	(5)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%	)	06/20/2013	BCLY	1.552%	2,000	29	0	29
Turkey Government International Bond 11.875% due 01/15/2030	(2.200%	)	10/20/2010	MSC	1.824%	100	(2)	0	(2)
Turkey Government International Bond 11.875% due 01/15/2030	(2.630%	)	03/20/2013	MSC	2.892%	2,600	25	0	25
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%	)	03/20/2015	GSC	2.150%	5,000	537	0	537
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.960%	)	06/20/2017	UBS	1.875%	800	48	0	48

							$4,101	$0	$4,101

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	CITI	4.610%	$700	$(82)	$0	$(82)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	2,600	(4)	0	(4)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.950%	09/20/2012	CITI	4.464%	700	(78)	0	(78)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	500	0	0	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	2,800	3	0	3
Reynolds American, Inc. 7.625% due 06/01/2016	1.280%	06/20/2017	DUB	1.821%	1,000	(35)	0	(35)

						$(196)	$0	$(196)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$2,200	$1,682	$(1)	$1,683
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY	3,900	75	(82)	157
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	1,200	117	27	90
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	1,200	117	26	91
CDX.IG-5 7 Year Index 10-15%	(0.143%)	12/20/2012	MSC	7,800	941	0	941
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	1,400	76	18	58
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	3,100	169	52	117
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	2,100	114	51	63

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	RBS	$900	$49	$13	$36
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	1,400	3	(49)	52
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	2,200	4	(34)	38
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	700	4	(1)	5
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,700	15	38	(23)

					$3,366	$58	$3,308

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	DUB	$750	$(573)	$(50)	$(523)
ABX.HE A 06-1 Index	0.540%	07/25/2045	MLP	700	(535)	(49)	(486)
ABX.HE A 06-1 Index	0.540%	07/25/2045	UBS	750	(574)	(51)	(523)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	GSC	1,000	(307)	(325)	18
CDX.Hvol-9 5 Year Index	1.400%	12/20/2012	CSFB	3,500	(386)	(45)	(341)
CDX.HY-8 Index 35-100%	0.483%	06/20/2012	BCLY	3,776	(130)	0	(130)
CDX.IG-5 10 Year Index 10-15%	0.463%	12/20/2015	MSC	5,600	(1,091)	0	(1,091)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	5,200	(542)	(788)	246

					$(4,138)	$(1,308)	$(2,830)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	$(72)	$0	$(72)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(674)	8	(682)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(667)	(205)	(462)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	4	5	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	17	14	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$49,100	528	407	121
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		22,000	(130)	(82)	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		66,900	(393)	(149)	(244)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		69,600	(410)	(152)	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		114,600	(676)	(1,151)	475
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		13,800	(81)	(144)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		30,100	(1,205)	(921)	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		6,000	(240)	(143)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,800	(232)	(139)	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,400	(167)	(140)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,800	(145)	(167)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		700	(27)	(19)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		10,100	(384)	(329)	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(3)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		6,600	(251)	(155)	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		27,200	(1,035)	(318)	(717)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(335)	(97)	(238)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		91,600	(3,334)	(369)	(2,965)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(280)	4	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		8,400	(305)	(103)	(202)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(149)	80	(229)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		1,700	(62)	1	(63)

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		$9,600	$16	$(202)	$218
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(12)	(6)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	8,600	72	(42)	114
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,210	(52)	(7)	(45)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	(33)	(4)	(29)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(236)	114	(350)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		13,900	145	(53)	198
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		900	24	4	20
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,800	99	6	93
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		23,200	48	37	11
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		9,500	(59)	(31)	(28)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	113	35	78
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	61	22	39
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,000	(36)	3	(39)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,300	(117)	(28)	(89)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(194)	23	(217)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		400	(41)	(13)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(267)	(200)	(67)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		500	(51)	(16)	(35)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	(143)	(139)	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	(12)	(53)	41
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(33)	73	(106)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(90)	208	(298)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	(61)	(141)	80
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	(20)	(48)	28
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	13	(78)	91
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	10	(80)	90
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		1,700	(8)	(4)	(4)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		1,200	(16)	(24)	8
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	17	73	(56)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	87	269	(182)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(75)	(17)	(58)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	3	0	3
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	(19)	4	(23)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(94)	18	(112)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		600	(25)	0	(25)

							$(11,729)	$(4,582)	$(7,147)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,832,637	1-Month USD-LIBOR less 0.500%	$116,501	06/30/2009	CSFB	$(13,497)
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	95,036	06/30/2009	CSFB	(11,006)
Pay	iShares MSCI EAFE Index	1,217,368	1-Month USD-LIBOR less 0.250%	70,206	11/15/2008	GSC	1,699
Receive	iShares MSCI EAFE Index	1,343,138	1-Month USD-LIBOR less 0.250%	77,459	11/15/2008	GSC	(1,643)
Receive	iShares MSCI EAFE Index	3,322,619	1-Month USD-LIBOR less 0.350%	191,948	04/14/2009	MLP	(5,350)

							$(29,797)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$110.500	11/21/2008	388	$13	$13
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	30	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	265	7	2
Call - CBOT U.S. Treasury 5-Year Note December Futures	138.000	11/21/2008	61	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	594	11	9
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	34	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	165	3	3

				$36	$28

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	50,100	$259	$304
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$5,800	56	47
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009		10,200	97	139

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.050%	12/18/2009	600	$16	$25
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.050%	12/18/2009	600	16	10
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.050%	12/18/2009	3,000	79	123
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.050%	12/18/2009	3,000	79	51
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	8,500	82	74
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	77,300	801	600

							$1,485	$1,373

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$274
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	212
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	138
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	107
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	56
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	120
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	130
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	194
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	43
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	82
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	139
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	276

						$1,220	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$6,000	$141	$250
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.602	02/13/2009	17,000	414	592
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	33,000	4	0
Call - OTC Fannie Mae 5.500% due 12/01/2038	96.406	11/14/2008	3,000	51	99
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	20,000	2	0
Call - OTC Ginnie Mae 5.500% due 12/01/2038	107.000	12/11/2008	10,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 06/15/2010	105.313	12/19/2008	12,000	1	1
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	104.313	12/19/2008	65,000	8	11
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	121.563	12/19/2008	7,800	1	0
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	110.781	12/19/2008	22,000	3	1
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	125.594	12/19/2008	2,800	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	113.000	11/20/2008	44,000	5	2
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	114.188	12/19/2008	15,000	2	1
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	43,400	5	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	59,000	7	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	22,300	3	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	15,100	2	0
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 11/01/2038	76.000	11/06/2008	65,000	8	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	28,000	3	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	74.000	10/15/2008	51,000	6	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	10,000	1	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	6,000	1	2

				$669	$959

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	55	$43	$44

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$239	$226
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$2,500	55	55
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009		3,400	91	136
Call - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.250%	10/27/2008		700	30	63
Put - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.250%	10/27/2008		700	30	2
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	10/27/2008		400	16	36
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	10/27/2008		400	16	1

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	$3,700	$82	$79
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	33,600	806	791

							$1,365	$1,389

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	55	13,000		0	534
Closing Buys	0	(108,200)		0	(2,269)
Expirations	(84)	(1,400)		0	(95)
Exercised	0	0		0	0

Balance at 09/30/2008	55	$45,400	EUR	16,200	$1,408

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$116,000	$115,075	$115,547
Fannie Mae	5.500%	12/01/2038	1,000	964	993
Ginnie Mae	5.500%	10/01/2038	10,000	10,067	9,992
U.S. Treasury Bills	0.558%	11/28/2008	12,650	12,639	12,635
U.S. Treasury Notes	2.000%	02/28/2010	21,600	21,557	21,686
U.S. Treasury Notes	2.875%	06/30/2010	104,000	105,524	106,405
U.S. Treasury Notes	4.000%	02/15/2014	7,800	8,123	8,123
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,830	4,870
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,158	10,208
U.S. Treasury Notes	4.750%	03/31/2011	22,100	23,392	23,785
U.S. Treasury Notes	4.750%	05/15/2014	2,800	3,014	3,108
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,192	34,849
U.S. Treasury Notes	5.125%	06/30/2011	59,100	63,128	64,615

				$413,663	$416,816

(7)	Market value includes $2,301 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	500	10/2008	$0	$(4)	$(4)
Buy		JPM	300	10/2008	0	0	0
Buy		MSC	9,866	10/2008	0	(408)	(408)
Sell		MSC	19,732	10/2008	421	(32)	389
Sell		UBS	25,398	10/2008	1,749	0	1,749
Sell	BRL	CITI	275	12/2008	10	0	10
Buy		HSBC	42,843	12/2008	0	(459)	(459)
Sell		HSBC	28,081	12/2008	1,117	0	1,117
Sell		MSC	12,952	12/2008	508	0	508
Sell		RBC	1,353	12/2008	31	0	31
Sell		UBS	183	12/2008	17	0	17
Buy		RBC	1,353	06/2009	0	(32)	(32)
Buy	CHF	JPM	370	10/2008	0	0	0
Buy		CITI	590	12/2008	0	(5)	(5)
Sell		MSC	33,696	12/2008	348	0	348
Buy	CLP	MSC	8,500	12/2008	0	(2)	(2)
Buy	CNY	DUB	16,516	10/2008	0	(1)	(1)
Sell		DUB	35,304	10/2008	0	(51)	(51)
Buy		JPM	18,788	10/2008	5	0	5
Buy		BCLY	3,625	07/2009	0	(41)	(41)
Buy		DUB	47,384	07/2009	0	(504)	(504)
Buy		HSBC	8,588	07/2009	0	(94)	(94)
Buy		JPM	5,956	07/2009	0	(65)	(65)
Sell	DKK	MSC	23,032	12/2008	87	0	87
Sell	EUR	CITI	107,389	10/2008	0	(350)	(350)
Buy		MLP	14,000	10/2008	8	0	8
Sell		UBS	107,389	10/2008	5,989	0	5,989

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BCLY	86	10/2008	$0	$(5)	$(5)
Buy		JPM	700	10/2008	0	0	0
Buy		CITI	970	11/2008	0	(36)	(36)
Sell		UBS	60,432	11/2008	2,084	0	2,084
Sell	HKD	BCLY	13,939	10/2008	0	(6)	(6)
Buy		CITI	35,589	10/2008	5	0	5
Sell		CSFB	20,003	10/2008	0	(7)	(7)
Sell		DUB	12,315	10/2008	0	(5)	(5)
Sell		HSBC	8,000	10/2008	0	(5)	(5)
Sell		CITI	35,534	01/2009	0	(4)	(4)
Buy	JPY	CITI	200,000	10/2008	0	(31)	(31)
Sell		DUB	10,337,150	10/2008	0	(1,844)	(1,844)
Buy		RBS	1,000,000	10/2008	0	(4)	(4)
Buy	MXN	BCLY	162	11/2008	0	(1)	(1)
Buy		HSBC	45	11/2008	0	0	0
Buy		JPM	45	11/2008	0	0	0
Buy		RBC	19,944	11/2008	0	(67)	(67)
Buy	MYR	BCLY	1,257	11/2008	0	(35)	(35)
Buy		CITI	1,972	11/2008	0	(57)	(57)
Buy		DUB	2,145	11/2008	0	(63)	(63)
Sell		DUB	2,194	11/2008	38	0	38
Sell		HSBC	405	11/2008	9	0	9
Sell	NOK	MSC	15,723	12/2008	133	0	133
Sell	NZD	BCLY	415	10/2008	13	0	13
Buy	PLN	HSBC	2,522	05/2009	0	(81)	(81)
Buy	RUB	DUB	69,176	11/2008	0	(111)	(111)
Sell		HSBC	20,104	11/2008	21	0	21
Buy		HSBC	18,188	05/2009	0	(55)	(55)
Sell	SEK	RBS	54,615	10/2008	355	0	355
Sell	SGD	CITI	4,114	11/2008	153	0	153

					$13,101	$(4,465)	$8,636

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9,725	$957,043	$11,415	$978,183
Short Sales, at value	0	(414,515)	0	(414,515)
Other Financial Instruments ++	2,089	(25,312)	(145)	(23,368)

Total	$11,814	$517,216	$11,270	$540,300

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,663	$9,639	$1	$0	$112	$0	$11,415
Other Financial Instruments ++	(200)	0	0	14	10	31	(145)

Total	$1,463	$9,639	$1	$14	$122	$31	$11,270

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Japanese StocksPLUS® TR Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 26.2%

BANKING & FINANCE 18.1%

American Express Bank FSB
6.000% due 09/13/2017	$400	$335

American Express Credit Corp.
5.875% due 05/02/2013	200	185

American International Group, Inc.
8.175% due 05/15/2058	200	32
8.250% due 08/15/2018	200	116

Bank of America Corp.
5.650% due 05/01/2018	300	253
8.000% due 12/29/2049	100	79
8.125% due 12/29/2049	200	162

Barclays Bank PLC
7.700% due 04/29/2049	100	88

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	91

Capital One Financial Corp.
6.750% due 09/15/2017	100	88

Citigroup, Inc.
5.500% due 04/11/2013	100	87
5.875% due 05/29/2037	100	69
6.125% due 05/15/2018	500	415
8.400% due 04/29/2049	100	68

Deutsche Bank AG
4.875% due 05/20/2013	500	478

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	50	32
7.800% due 06/01/2012	50	31
9.750% due 09/15/2010	100	72

GMAC LLC
6.625% due 05/15/2012	100	42
7.000% due 02/01/2012	100	41

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	400	267

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	100	89

Morgan Stanley
4.904% due 05/14/2010	100	73
6.625% due 04/01/2018	200	133

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	100	75

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	199

		3,693

INDUSTRIALS 4.7%

Boston Scientific Corp.
6.000% due 06/15/2011	100	95

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.375% due 02/01/2009	100	101

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	200	188

Loews Corp.
5.250% due 03/15/2016	200	193

Mandalay Resort Group
6.500% due 07/31/2009	100	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Reynolds American, Inc.
7.750% due 06/01/2018	$100	$99

		965

UTILITIES 3.4%

AT&T, Inc.
5.500% due 02/01/2018	100	89

Embarq Corp.
6.738% due 06/01/2013	300	265

Enel Finance International S.A.
6.250% due 09/15/2017	200	199

Midwest Generation LLC
8.300% due 07/02/2009	36	36

Qwest Corp.
5.625% due 11/15/2008	100	100

		689

Total Corporate Bonds & Notes (Cost $6,488)		5,347

MUNICIPAL BONDS & NOTES 2.8%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	208

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	100	95

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	200	187

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Total Municipal Bonds & Notes (Cost $599)		566

U.S. GOVERNMENT AGENCIES 111.4%

Fannie Mae
3.307% due 01/25/2021	178	175
3.375% due 11/25/2023	64	64
3.557% due 05/25/2042 - 09/25/2042	184	181
4.000% due 05/01/2013 (c)	605	599
4.278% due 06/01/2043 - 10/01/2044 (c)	646	645
4.343% due 08/01/2033 (c)	156	156
4.503% due 11/01/2034	42	42
4.910% due 12/01/2035 (c)	159	160
5.000% due 07/25/2019 - 10/01/2038	600	587
5.000% due 11/01/2033 - 07/01/2035 (c)	1,187	1,167
5.399% due 07/01/2032	16	17
5.500% due 07/01/2020 - 04/01/2021	45	46
5.500% due 12/01/2021 - 12/01/2036 (c)	1,701	1,708
6.000% due 12/01/2036 - 10/01/2037 (c)	1,647	1,670
6.000% due 10/01/2038	1,000	1,012

Freddie Mac
2.688% due 10/15/2020	24	24
4.278% due 02/25/2045	174	158
4.500% due 10/15/2013 - 10/15/2019	168	168
4.737% due 09/01/2035 (c)	199	199
5.000% due 11/15/2024	50	50
5.500% due 08/15/2030 - 10/01/2038	13,387	13,303

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.500% due 10/01/2038	$200	$200

Overseas Private Investment Corp.
0.000% due 07/12/2010 - 07/12/2012	400	402

Total U.S. Government Agencies (Cost $22,653)		22,733

U.S. TREASURY OBLIGATIONS 15.8%

U.S. Treasury Bonds
5.375% due 02/15/2031	600	680

U.S. Treasury Notes
2.875% due 06/30/2010	1,000	1,010
3.375% due 07/31/2013	700	707
4.000% due 02/15/2014	600	623
4.750% due 03/31/2011	200	211

Total U.S. Treasury Obligations (Cost $3,223)		3,231

MORTGAGE-BACKED SECURITIES 19.0%

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	155	144
4.550% due 08/25/2035	62	60
4.625% due 10/25/2035	145	130

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	9	9

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	71	67

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	69	68
3.407% due 05/25/2036	155	94

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	128	95

CSAB Mortgage-Backed Trust
3.307% due 06/25/2036	7	7

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	84	79

Downey Savings & Loan Association Mortgage Loan Trust
3.290% due 08/19/2045	88	57

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	154	146

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57

Harborview Mortgage Loan Trust
3.250% due 05/19/2035	127	82
3.270% due 03/19/2037	125	77

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	38	36

Lehman XS Trust
3.287% due 07/25/2046	49	48

Mellon Residential Funding Corp.
2.838% due 11/15/2031	130	118
2.928% due 12/15/2030	75	69

Residential Accredit Loans, Inc.
3.417% due 04/25/2046	202	131

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	33	20

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	125	121
3.487% due 02/25/2036	133	86

Structured Asset Securities Corp.
4.763% due 06/25/2033	135	122

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	$70	$66

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	127	121

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	206	188

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	67	44
3.585% due 01/25/2047	150	90
3.747% due 12/25/2027	30	26
3.795% due 06/25/2034	400	390
3.835% due 06/25/2046	171	103
3.855% due 02/25/2046	134	80
4.198% due 05/25/2046	135	112
4.274% due 05/25/2041	22	21
4.489% due 09/25/2033	139	135

Wells Fargo Mortgage-Backed Securities Trust
4.336% due 07/25/2035	300	279
4.500% due 11/25/2018	85	80
5.240% due 04/25/2036	178	167
5.387% due 08/25/2035	58	55

Total Mortgage-Backed Securities (Cost $4,587)		3,880

ASSET-BACKED SECURITIES 8.0%

Asset-Backed Funding Certificates
3.267% due 11/25/2036	32	30

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	17	17

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	40	38
5.437% due 10/25/2036	126	92

Carrington Mortgage Loan Trust
3.367% due 01/25/2036	132	130

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	44	42
3.257% due 06/25/2037	99	96
3.257% due 05/25/2047	51	49
3.277% due 06/25/2037	98	95
3.367% due 02/25/2036	21	19

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 12/25/2036	29	28

Fremont Home Loan Trust
3.267% due 01/25/2037	111	105

GSAMP Trust
3.277% due 01/25/2036	3	3
3.297% due 11/25/2035	23	11

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	46	45
3.538% due 09/20/2033	17	16

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	70	68

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
3.267% due 04/25/2037		$67	$62

Lehman XS Trust
3.277% due 05/25/2046		13	13
3.287% due 04/25/2046		11	11
3.297% due 05/25/2046		44	43

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035		27	26

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036		43	42
3.267% due 11/25/2036		77	76

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037		26	25
3.277% due 08/25/2036		34	33

Morgan Stanley ABS Capital I
3.257% due 10/25/2036		65	63

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036		31	30

New Century Home Equity Loan Trust
3.387% due 05/25/2036		175	147
3.467% due 06/25/2035		17	15

Option One Mortgage Loan Trust
3.247% due 02/25/2037		22	22

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		20	20

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037		30	29

Structured Asset Securities Corp.
4.900% due 04/25/2035		44	29

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54

Total Asset-Backed Securities (Cost $1,760)			1,624

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012		12	13

Total Sovereign Issues (Cost $13)			13

FOREIGN CURRENCY-DENOMINATED ISSUES 5.3%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	100	106

Republic of Germany
4.250% due 07/04/2039	EUR	500	664
5.625% due 01/04/2028		200	316

Total Foreign Currency-Denominated Issues (Cost $1,192)			1,086

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	1,000	$2

Total Preferred Stocks (Cost $25)		2

EXCHANGE-TRADED FUNDS 6.1%
iShares MSCI Japan Index Fund	116,689	1,244

Total Exchange-Traded Funds (Cost $1,728)		1,244

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.6%

COMMERCIAL PAPER 4.4%

Federal Home Loan Bank
0.101% due 10/07/2008	$400	400
2.270% due 10/01/2008	500	500

		900

REPURCHASE AGREEMENTS 8.4%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	1,400	1,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $1,431. Repurchase proceeds are $1,400.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	317	317
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $318. Repurchase proceeds are $317.)
		1,717

U.S. TREASURY BILLS 9.8%
0.979% due 11/28/2008 - 12/11/2008 (a)(b)	2,000	1,986

Total Short-Term Instruments (Cost $4,613)		4,603

PURCHASED OPTIONS (f) 0.9%
(Cost $193)		175

Total Investments 218.2% (Cost $47,074)		$44,504

Written Options (g) (0.6%) (Premiums $132)		(129)

Other Assets and Liabilities (Net) (117.6%)		(23,978)

Net Assets 100.0%		$20,397

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $994 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $6,888 at a weighted average interest rate of 2.437%. On September 30, 2008, securities valued at $6,184 were pledged as collateral for reverse repurchase agreements.

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(d)	Cash of $781 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	6	$4
90-Day Euribor March Futures	Long	03/2009	5	8
90-Day Eurodollar December Futures	Long	12/2008	8	(7)
90-Day Eurodollar December Futures	Long	12/2009	5	1
90-Day Eurodollar June Futures	Long	06/2009	12	9
90-Day Eurodollar March Futures	Long	03/2009	13	(4)
90-Day Eurodollar March Futures	Long	03/2010	16	13
90-Day Eurodollar September Futures	Long	09/2009	20	24
Euro-Bobl December Futures	Short	12/2008	8	(11)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	8	1
Euro-Bund 10-Year Bond December Futures	Short	12/2008	2	(3)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 130.000	Long	12/2008	2	0
Euro-Schatz December Futures	Short	12/2008	36	(44)
Euro-Schatz December Futures Call Options Strike @ EUR 106.700	Long	12/2008	36	2
U.S. Treasury 5-Year Note December Futures	Short	12/2008	83	16
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	48	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	8	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	7	14
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	7	8
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	6	10
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	1	(1)

				$15

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
AutoZone, Inc. 5.875% due 10/15/2012	(0.665%	)	06/20/2017	RBS	1.055%	$200	$6	$0	$6
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%	200	0	0	0
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%	)	06/20/2011	UBS	1.699%	100	3	0	3
Citigroup, Inc. 6.125% due 05/15/2018	(0.860%	)	06/20/2018	DUB	2.656%	500	59	0	59
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	200	4	0	4
Time Warner, Inc. 5.500% due 11/15/2011	(0.310%	)	12/20/2011	BOA	1.342%	400	12	0	12

							$84	$0	$84

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	BOA	4.610%	$100	$(12)	$0	$(12)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	200	0	0	0
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	RBS	4.464%	100	(11)	0	(11)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	200	0	0	0
Reynolds American, Inc. 7.625% due 06/01/2016	1.280%	06/20/2017	DUB	1.821%	100	(3)	0	(3)

						$(26)	$0	$(26)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$100	$10	$2	$8
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	100	10	2	8
CDX.IG-5 7 Year Index 10-15%	(0.140%)	12/20/2012	MSC	300	36	0	36
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	1,300	7	4	3
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	100	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	1	0	1
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	DUB	400	0	(7)	7
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	200	0	(4)	4
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	500	1	(17)	18

					$66	$(21)	$87

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 35-100%	0.483%	06/20/2012	BCLY	$298	$(10)	$0	$(10)
CDX.Hvol-9 5 Year Index	1.400%	12/20/2012	CSFB	300	(33)	(4)	(29)
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	300	(13)	(8)	(5)
CDX.IG-5 10 Year Index 10-15%	0.460%	12/20/2015	MSC	200	(39)	0	(39)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	400	(42)	(61)	19

					$(137)	$(73)	$(64)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC	BRL	1,400	$(71)	$1	$(72)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		200	(8)	(4)	(4)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(79)	(22)	(57)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		100	(2)	(1)	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		$4,200	(25)	(16)	(9)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		2,700	(16)	(10)	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		2,600	(15)	(6)	(9)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		5,800	(35)	(36)	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		1,600	(9)	(5)	(4)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		100	4	3	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		2,100	84	50	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		800	(31)	(26)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		200	(7)	(5)	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		300	(11)	5	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,000	(219)	(48)	(171)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		3,200	(116)	(32)	(84)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	6	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		700	(26)	4	(30)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		200	9	(6)	15
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	18	(13)	31
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC	EUR	310	(2)	0	(2)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		1,000	(19)	9	(28)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		700	7	(3)	10
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		100	2	0	2
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		300	8	1	7
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		1,800	4	3	1
Pay	6-Month EUR-LIBOR	4.800%	07/11/2012	CITI		1,100	6	(4)	10
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		700	(4)	(2)	(2)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		300	18	5	13
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		200	(7)	(2)	(5)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		200	(20)	2	(22)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		100	(10)	(3)	(7)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		200	(20)	(15)	(5)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	(10)	(3)	(7)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	DUB	GBP	2,000	(4)	8	(12)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		4,600	(8)	19	(27)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		500	(6)	(15)	9
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		100	(1)	(3)	2
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	HSBC		100	0	0	0
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		2,000	(27)	(42)	15
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		200	3	13	(10)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		300	7	23	(16)
Receive	6-Month GBP-LIBOR	4.500%	12/15/2035	DUB		400	(23)	10	(33)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP	MXN	600	(2)	0	(2)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY	EUR	100	(4)	0	(4)

							$(676)	$(159)	$(517)

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI Japan Index	137,544	1-Month USD-LIBOR less 0.250%	$ 1,472	11/15/2008	GSC	$6
Receive	iShares MSCI Japan Index	1,929,029	1-Month USD-LIBOR less 0.250%	20,641	11/15/2008	GSC	(96)

							$(90)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$126.000	11/21/2008	83	$2	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	44	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	48	1	1

				$4	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	3,600	$19	$22
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$4,600	52	37
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		6,200	64	48

								$135	$107

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC USD versus JPY	JPY 103.800	03/17/2010	$300	$13	$13
Put - OTC USD versus JPY	103.800	03/17/2010	300	13	18

				$26	$31

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$25	$35
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	4,500	1	0
Call - OTC U.S. Treasury Note 2.000% due 02/15/2010	103.094	12/19/2008	1,000	0	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.688	10/17/2008	700	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.688	10/17/2008	400	0	0
Call - OTC U.S. Treasury Note 2.875% due 06/15/2010	105.313	12/19/2008	1,000	0	0
Call - OTC U.S. Treasury Note 3.375% due 06/30/2013	113.000	10/17/2008	600	0	0
Call - OTC U.S. Treasury Note 4.000% due 09/30/2009	103.813	10/10/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	115.000	10/10/2008	1,200	0	0
Call - OTC U.S. Treasury Note 4.125% due 08/15/2012	116.000	12/19/2008	300	0	0
Call - OTC U.S. Treasury Note 4.500% due 02/28/2011	109.906	12/19/2008	1,000	0	0
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	111.000	10/17/2008	300	0	0
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	122.250	10/17/2008	500	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	114.188	12/19/2008	700	0	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	3,500	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	1,000	0	0
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	11,000	1	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	2,000	0	0
Put - OTC Ginnie Mae 5.500% due 12/01/2038	75.000	12/11/2008	200	0	0

				$28	$35

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$1	$2

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	1,200	$18	$17
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009		$1,500	48	47
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		2,700	65	63

								$131	$127

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	7	$8,200	EUR	1,200	$191
Sales	2	0		0	2
Closing Buys	0	(4,000)		0	(55)
Expirations	(7)	0		0	(6)
Exercised	0	0		0	0

Balance at 09/30/2008	2	$4,200	EUR	1,200	$132

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$5,000	$4,966	$4,980
U.S. Treasury Notes	2.000%	02/28/2010	1,700	1,696	1,707
U.S. Treasury Notes	2.125%	01/31/2010	400	400	403
U.S. Treasury Notes	2.875%	06/30/2010	1,000	1,012	1,018
U.S. Treasury Notes	3.375%	07/31/2013	700	709	713
U.S. Treasury Notes	3.500%	02/15/2018	500	487	493
U.S. Treasury Notes	4.000%	02/15/2014	600	625	628
U.S. Treasury Notes	4.125%	08/31/2012	300	315	317
U.S. Treasury Notes	4.250%	11/15/2017	1,200	1,257	1,263
U.S. Treasury Notes	4.500%	02/28/2011	1,000	1,057	1,062
U.S. Treasury Notes	4.750%	03/31/2011	200	212	216
U.S. Treasury Notes	4.750%	05/15/2014	500	545	556
U.S. Treasury Notes	4.750%	08/15/2017	1,300	1,416	1,403
U.S. Treasury Notes	5.125%	06/30/2011	700	748	765

				$15,445	$15,524

(7)	Market value includes $72 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	MSC	58	10/2008	$0	$(2)	$(2)
Sell		MSC	116	10/2008	2	0	2
Buy		UBS	58	10/2008	0	(4)	(4)
Sell	BRL	CITI	99	12/2008	4	0	4
Buy		HSBC	32	12/2008	0	(2)	(2)
Sell		HSBC	45	12/2008	2	0	2
Sell		MSC	18	12/2008	0	0	0
Sell		RBC	657	12/2008	15	0	15
Buy		UBS	978	12/2008	0	(22)	(22)
Sell		UBS	191	12/2008	6	0	6
Buy		RBC	657	06/2009	0	(16)	(16)
Buy	CNY	DUB	815	10/2008	0	0	0
Sell		DUB	1,743	10/2008	0	(3)	(3)
Buy		JPM	928	10/2008	0	0	0
Buy		BCLY	186	07/2009	0	(2)	(2)
Buy		DUB	296	07/2009	0	(3)	(3)
Buy		HSBC	445	07/2009	0	(5)	(5)
Buy		JPM	271	07/2009	0	(3)	(3)
Sell	EUR	UBS	18	10/2008	1	0	1
Buy	GBP	CITI	17	10/2008	0	(1)	(1)
Buy		CSFB	9	10/2008	0	(1)	(1)
Sell		UBS	555	11/2008	19	0	19
Buy	JPY	CITI	200,000	10/2008	0	(32)	(32)
Sell		DUB	2,688,546	10/2008	0	(432)	(432)
Buy		MLP	125,912	10/2008	0	(16)	(16)
Buy		RBS	300,000	10/2008	0	(1)	(1)
Buy		BCLY	125,913	11/2008	0	(2)	(2)

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	CITI	224	11/2008	$1	$0	$1
Sell		MSC	1,534	11/2008	7	0	7
Buy		RBC	1,759	11/2008	0	(6)	(6)
Buy		CITI	224	05/2009	0	(1)	(1)
Buy	MYR	BCLY	118	11/2008	0	(3)	(3)
Buy		CITI	128	11/2008	0	(4)	(4)
Buy		DUB	207	11/2008	0	(5)	(5)
Sell		HSBC	271	11/2008	6	0	6
Buy		JPM	50	11/2008	0	(1)	(1)
Buy	PLN	HSBC	194	05/2009	0	(6)	(6)
Buy	RUB	HSBC	4,922	11/2008	0	(8)	(8)
Buy		HSBC	138	05/2009	0	(1)	(1)
Buy	SGD	BCLY	134	11/2008	0	(4)	(4)
Buy		BOA	54	11/2008	0	(2)	(2)
Buy		CITI	23	11/2008	0	0	0
Sell		DUB	168	11/2008	6	0	6
Buy		JPM	24	11/2008	0	0	0
Buy		UBS	54	11/2008	0	(2)	(2)

					$69	$(590)	$(521)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,246	$42,856	$402	$44,504
Short Sales, at value	0	(15,452)	0	(15,452)
Other Financial Instruments ++	15	(1,172)	(10)	(1,167)

Total	$1,261	$26,232	$392	$27,885

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$143	$389	$7	$0	$(34)	$(103)	$402
Other Financial Instruments ++	(15)	0	0	0	1	4	(10)

Total	$128	$389	$7	$0	$(33)	$(99)	$392

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Real Return Asset Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.820% due 08/03/2012	$12,375	$8,406

Georgia-Pacific Corp.
4.219% due 12/20/2012	116	103
4.551% due 12/20/2012	140	124
4.567% due 12/20/2012	1,619	1,435

Total Bank Loan Obligations (Cost $13,773)		10,068

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 22.3%

Allstate Life Global Funding II
3.461% due 05/21/2010	21,100	20,997

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	7,700	7,441

American Express Bank FSB
5.500% due 04/16/2013	2,500	2,290
6.000% due 09/13/2017	4,400	3,681

American Express Centurion Bank
6.000% due 09/13/2017	4,400	3,688

American Express Co.
7.000% due 03/19/2018	3,250	2,873
8.150% due 03/19/2038	930	832

American Honda Finance Corp.
3.194% due 02/05/2010	7,750	7,746
3.954% due 06/20/2011	29,400	29,343

American International Group, Inc.
2.895% due 10/18/2011	2,000	1,188
5.850% due 01/16/2018	4,300	2,162
8.175% due 05/15/2058	4,500	721
8.250% due 08/15/2018	4,300	2,502

ANZ National International Ltd.
6.200% due 07/19/2013	8,600	8,545

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	1,900	1,891

Bank of America Corp.
5.650% due 05/01/2018	3,100	2,616
8.000% due 12/29/2049	1,800	1,427

Bank of America N.A.
2.810% due 02/27/2009	7,200	7,178
3.404% due 05/12/2010	6,800	6,714
3.760% due 06/23/2010	30,000	29,474

Bank of Scotland PLC
2.875% due 12/08/2010	2,500	2,254

Barclays Bank PLC
5.450% due 09/12/2012	12,100	12,076
6.050% due 12/04/2017	7,800	7,267
7.434% due 09/29/2049	1,200	978

Bear Stearns Cos. LLC
3.014% due 08/15/2011	1,900	1,847
6.950% due 08/10/2012	5,800	5,864
7.250% due 02/01/2018	8,500	8,194

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	929

Caelus Re Ltd.
9.061% due 06/07/2011	1,000	975

Calabash Re Ltd.
13.719% due 01/08/2010	300	310

Caterpillar Financial Services Corp.
2.900% due 08/20/2010	11,100	11,004
4.226% due 06/24/2011	25,600	24,667

Chubb Corp.
6.500% due 05/15/2038	2,500	2,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2077	$1,600	$1,193

Citigroup Funding, Inc.
3.190% due 04/23/2009	7,300	7,180
3.852% due 05/07/2010	4,500	4,245

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	1,000	986

Citigroup, Inc.
2.836% due 01/30/2009	1,700	1,682
3.799% due 12/28/2009	20,500	19,844
6.125% due 05/15/2018	11,700	9,704
8.400% due 04/29/2049	8,400	5,728

Credit Suisse USA, Inc.
2.567% due 06/05/2009	24,900	24,782
3.004% due 08/15/2010	8,450	8,061

Eksportfinans A/S
2.948% due 10/26/2009 (l)	20,300	19,473

Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014	1,000	900

Ford Motor Credit Co. LLC
7.875% due 06/15/2010	7,500	5,728

Foundation Re II Ltd.
9.557% due 11/26/2010	2,000	1,988

General Electric Capital Corp.
2.952% due 05/08/2013	6,500	6,019
3.712% due 05/22/2013	3,400	3,248
5.875% due 01/14/2038	12,000	8,852

GMAC LLC
4.054% due 05/15/2009	1,000	724
6.875% due 09/15/2011	1,600	715
6.875% due 08/28/2012	2,500	994

Goldman Sachs Group, Inc.
2.887% due 11/16/2009	3,060	2,832
6.150% due 04/01/2018	3,600	2,999
6.750% due 10/01/2037	8,700	5,811

HBOS PLC
6.750% due 05/21/2018	4,000	3,357

HSBC Bank USA N.A.
7.000% due 01/15/2039	27,500	24,726

International Lease Finance Corp.
6.625% due 11/15/2013	2,100	1,289

John Deere Capital Corp.
3.567% due 06/10/2011	54,300	54,450

JPMorgan Chase & Co.
6.400% due 05/15/2038	2,200	1,903

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	4,175	543
6.875% due 05/02/2018 (a)	3,600	468
7.500% due 05/11/2038 (a)	10,000	50

Longpoint Re Ltd.
8.069% due 05/08/2010	1,400	1,425

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	5,000	4,636

Merrill Lynch & Co., Inc.
3.044% due 06/05/2012	7,500	6,212
3.074% due 09/09/2009	38,725	37,249
6.400% due 08/28/2017	4,800	4,158
6.875% due 04/25/2018	15,000	13,293

Metropolitan Life Global Funding I
3.961% due 06/25/2010	35,900	35,855
5.125% due 04/10/2013	2,100	2,042

Morgan Stanley
3.035% due 01/18/2011	10,000	6,522
4.904% due 05/14/2010	30,600	22,349
6.000% due 04/28/2015	3,100	2,112
6.625% due 04/01/2018	5,700	3,778

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mystic Re Ltd.
11.811% due 12/05/2008	$1,500	$1,500

National Australia Bank Ltd.
5.350% due 06/12/2013	7,500	7,212

National Rural Utilities Cooperative Finance Corp.
2.851% due 07/09/2009	2,000	2,000
3.576% due 07/01/2010	37,000	37,015

New York Life Global Funding
4.650% due 05/09/2013	5,800	5,802

Pacific Life Global Funding
5.150% due 04/15/2013	1,600	1,600

Pearson Dollar Finance PLC
5.700% due 06/01/2014	2,500	2,416

Pricoa Global Funding I
2.896% due 01/30/2012	5,100	4,914
3.613% due 06/04/2010	66,600	66,299
3.969% due 09/27/2013	15,000	14,101

ProLogis
5.625% due 11/15/2015	8,000	7,008

Prudential Financial, Inc.
7.350% due 06/10/2013	6,200	5,941

Rabobank Nederland NV
2.811% due 01/15/2009	1,400	1,399
3.209% due 05/19/2010	39,300	39,209

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	4,000	3,732

Simon Property Group LP
6.125% due 05/30/2018	14,100	12,512

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	6,400	5,855

UBS AG
5.750% due 04/25/2018	10,100	8,800
5.875% due 12/20/2017	1,400	1,245

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	5,100	5,096

Vita Capital Ltd.
3.691% due 01/01/2010	400	392

Vita Capital III Ltd.
3.911% due 01/01/2012	1,600	1,528

Wachovia Bank N.A.
2.881% due 12/02/2010	5,200	3,916
3.704% due 05/14/2010	5,000	4,095

Wachovia Corp.
5.500% due 05/01/2013	24,600	20,372

Wells Fargo & Co.
4.375% due 01/31/2013	1,800	1,656

Wells Fargo Capital XIII
7.700% due 12/29/2049	2,700	2,356

		860,013

INDUSTRIALS 4.1%

C8 Capital SPV Ltd.
6.640% due 12/31/2049	900	844

Cigna Corp.
6.350% due 03/15/2018	3,000	2,857

EchoStar DBS Corp.
5.750% due 10/01/2008	1,300	1,300
6.375% due 10/01/2011	2,000	1,845

Gaz Capital S.A.
7.343% due 04/11/2013	800	728
8.146% due 04/11/2018	1,200	1,056

Home Depot, Inc.
5.250% due 12/16/2013	6,000	5,531

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$40,200	$40,191

Kraft Foods, Inc.
6.000% due 02/11/2013	2,200	2,189
6.125% due 02/01/2018	1,800	1,689

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013	2,000	1,814
5.900% due 12/01/2016	1,000	826

Mohawk Industries, Inc.
6.125% due 01/15/2016	7,000	6,317

Monsanto Co.
5.875% due 04/15/2038	4,000	3,627

Oracle Corp.
2.864% due 05/14/2010	1,500	1,492
5.750% due 04/15/2018	4,100	3,814

Rexam PLC
6.750% due 06/01/2013	2,900	2,895

Rockies Express Pipeline LLC
5.100% due 08/20/2009	9,600	9,594

Ryder System, Inc.
7.200% due 09/01/2015	6,000	5,967

Southwest Airlines Co.
5.125% due 03/01/2017	2,000	1,728

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,830

Suncor Energy, Inc.
6.850% due 06/01/2039	14,200	12,350

Target Corp.
6.000% due 01/15/2018	1,000	948

Time Warner, Inc.
3.034% due 11/13/2009	5,000	4,802

Tyco Electronics Group S.A.
5.950% due 01/15/2014	6,000	5,908

Tyco International Group S.A.
6.000% due 11/15/2013	2,000	1,962

Tyco International Ltd.
7.000% due 12/15/2019	3,000	2,896

Union Pacific Corp.
5.650% due 05/01/2017	1,500	1,394

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	287
6.875% due 02/15/2038	5,000	4,404

Viacom, Inc.
5.750% due 04/30/2011	7,500	7,290
6.250% due 04/30/2016	10,000	9,014

Weyerhaeuser Co.
4.198% due 09/24/2009	3,800	3,760

Yum! Brands, Inc.
6.250% due 03/15/2018	3,000	2,786

		156,935

UTILITIES 0.6%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	100

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,200	1,030

Duke Energy Carolinas LLC
6.050% due 04/15/2038	6,000	5,434

Embarq Corp.
7.082% due 06/01/2016	800	649

Enel Finance International S.A.
5.700% due 01/15/2013	8,400	8,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FPL Group Capital, Inc.
3.696% due 06/17/2011	$4,000	$4,035

Public Service Electric & Gas Co.
5.300% due 05/01/2018	2,000	1,870

Telecom Italia Capital S.A.
6.999% due 06/04/2018	2,200	1,977

		23,588

Total Corporate Bonds & Notes (Cost $1,129,226)		1,040,536

MUNICIPAL BONDS & NOTES 0.5%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	6,400	5,610

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	200	118

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	810

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	3,900	3,493

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	429

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,100	1,027

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	200	130

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	1,300	1,009

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	8,400	442

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	5,700	4,976

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,775	1,524

Total Municipal Bonds & Notes (Cost $23,055)		19,568

COMMODITY INDEX-LINKED NOTES 0.3%

Barclays Bank PLC
3.111% due 10/26/2009	13,700	12,707

Total Commodity Index-Linked Notes (Cost $13,700)		12,707

U.S. GOVERNMENT AGENCIES 29.9%

Fannie Mae
4.278% due 09/01/2044 - 10/01/2044	569	568
4.330% due 09/01/2034	1,760	1,764
4.500% due 04/01/2021	308	301
5.000% due 02/13/2017 - 10/01/2038	66,115	64,955
5.500% due 12/01/2033 - 10/01/2038	520,476	519,523
6.000% due 07/01/2021 - 10/01/2038	389,344	394,866
6.500% due 05/01/2036 - 03/01/2038	60,440	62,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Freddie Mac
3.487% due 09/25/2031	$124	$116
4.875% due 06/13/2018	41,600	42,243
5.000% due 02/16/2017 - 02/15/2020	28,499	28,504
5.500% due 07/18/2016 -
04/01/2038	5,087	5,379

Ginnie Mae
6.000% due 10/01/2038	29,000	29,394

Small Business Administration
5.902% due 02/10/2018	991	994

Total U.S. Government Agencies (Cost $1,136,871)		1,150,655

U.S. TREASURY OBLIGATIONS 101.3%

Treasury Inflation Protected Securities (d)
1.625% due 01/15/2015	2,937	2,861
1.750% due 01/15/2028	435,356	378,454
2.000% due 04/15/2012	836	838
2.000% due 01/15/2026	860,821	784,020
2.375% due 01/15/2025	972,323	939,887
2.375% due 01/15/2027	415,662	400,529
2.500% due 07/15/2016	93	95
3.375% due 01/15/2012	743	779
3.625% due 04/15/2028	624,733	715,808
3.875% due 04/15/2029	549,568	654,158

U.S. Treasury Bonds
4.750% due 02/15/2037	500	533

U.S. Treasury Notes
2.500% due 03/31/2013	23,800	23,441

Total U.S. Treasury Obligations (Cost $4,141,091)		3,901,403

MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	1,335	1,089
5.415% due 01/25/2036	1,349	1,143

American Home Mortgage Assets
3.775% due 11/25/2046	14,868	7,485

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,500	2,131
5.936% due 02/10/2051	2,500	2,143

Banc of America Funding Corp.
5.756% due 03/20/2036	1,489	1,197

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	6,593	6,196
4.150% due 08/25/2035	1,327	1,252
4.550% due 08/25/2035	3,302	3,158
4.772% due 11/25/2034	948	869
4.857% due 01/25/2035	1,580	1,445
4.959% due 01/25/2035	963	875

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	2,600	1,436
5.787% due 11/25/2036	725	487

Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	900	709

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	315	284
4.248% due 08/25/2035	1,764	1,683
4.748% due 08/25/2035	1,621	1,542
4.900% due 12/25/2035	268	255
5.836% due 12/25/2035	1,005	688

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	9,904	9,448

Countrywide Alternative Loan Trust
3.855% due 12/25/2035	869	531
5.898% due 02/25/2037	781	545
6.000% due 01/25/2037	1,155	816

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Real Return Asset Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	$468	$393
4.822% due 04/20/2035	910	828

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	1,500	1,260

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	1,400	1,167

GMAC Mortgage Corp. Loan Trust
5.295% due 11/19/2035	1,159	1,005

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,739	2,345

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,300	1,122
5.794% due 02/12/2051	3,500	2,971

JPMorgan Mortgage Trust
4.872% due 04/25/2035	1,014	890
5.402% due 11/25/2035	1,379	1,205
5.500% due 10/25/2035	1,031	898

Lehman XS Trust
3.287% due 07/25/2046	537	528

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,800	1,508
5.485% due 03/12/2051	1,200	1,009

MLCC Mortgage Investors, Inc.
4.709% due 12/25/2034	753	700
4.952% due 04/25/2035	899	778

Morgan Stanley Capital I
5.544% due 11/12/2049	1,700	1,315
5.692% due 04/15/2049	1,400	1,193

Residential Asset Securitization Trust
3.607% due 01/25/2046	3,044	1,894
3.657% due 12/25/2036	855	467
6.250% due 10/25/2036	1,000	556

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,900	1,760

Structured Adjustable Rate Mortgage Loan Trust
5.503% due 07/25/2035	797	653

Structured Asset Mortgage Investments, Inc.
3.397% due 07/25/2046	8,879	5,483

Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	956	810

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	343	222
3.497% due 07/25/2045	101	68
3.527% due 08/25/2045	237	155
3.555% due 02/25/2047	20,974	11,046
5.468% due 02/25/2037	22,447	18,878

Total Mortgage-Backed Securities (Cost $116,601)		110,514

ASSET-BACKED SECURITIES 8.2%

Access Group, Inc.
4.093% due 10/27/2025	28,800	28,472

American Express Credit Account Master Trust
3.288% due 03/15/2016	21,400	21,260

BA Credit Card Trust
3.188% due 12/15/2014	23,300	22,283

Bank One Issuance Trust
2.608% due 05/15/2014	5,000	4,771
2.618% due 03/15/2014	2,000	1,915

Chase Issuance Trust
2.508% due 03/15/2013	10,200	9,835
2.508% due 10/15/2013	2,000	1,906
2.528% due 10/15/2012	14,900	14,482
4.319% due 09/15/2015	15,000	14,963

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Omni Master Trust
4.188% due 03/20/2013		$37,000	$36,927

Ford Credit Auto Owner Trust
3.388% due 01/15/2011		26,700	26,422

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		8,900	8,801

MBNA Credit Card Master Note Trust
2.478% due 09/15/2011		2,144	2,132
2.528% due 11/15/2012		4,400	4,288

Merrill Lynch Mortgage Investors, Inc.
3.267% due 04/25/2037		60	60

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,285	1,086

SLM Student Loan Trust
2.880% due 07/25/2019		6,000	5,676
3.264% due 10/27/2014		60,000	59,681
3.364% due 10/25/2017		11,100	10,784
3.764% due 07/25/2023		10,582	9,954

South Carolina Student Loan Corp.
3.311% due 09/02/2014		862	859
3.361% due 03/01/2018		10,400	10,166
3.561% due 03/02/2020		13,500	12,947
3.811% due 09/03/2024		6,800	6,477

Total Asset-Backed Securities (Cost $321,130)			316,147

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		4,500	4,514

Total Sovereign Issues (Cost $4,496)			4,514

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,215	1,968

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	2,872
6.500% due 09/15/2067	GBP	6,700	7,132

Green Valley Ltd.
8.562% due 01/10/2011	EUR	700	983

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	512,000	4,525
1.100% due 12/10/2016		1,589,640	14,227
1.200% due 12/10/2017		969,740	8,661
1.400% due 06/10/2018		4,466,980	40,465

Pylon Ltd.
6.469% due 12/18/2008	EUR	700	980
8.869% due 12/29/2008		1,200	1,677

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	728

Silver Arrow S.A.
4.585% due 08/15/2014		1,157	1,620

Total Foreign Currency-Denominated Issues (Cost $94,459)			85,838

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Bank of America Corp.
7.250% due 12/31/2049		1,000	835

Wachovia Corp.
7.500% due 12/31/2049		1,500	589

Total Convertible Preferred Stocks (Cost $2,500)			1,424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 19.1%

CERTIFICATES OF DEPOSIT 4.3%

Barclays Bank PLC
2.912% due 08/10/2009	$2,000	$1,992

Nordea Bank Finland PLC
2.448% due 12/01/2008	6,600	6,599

Sao Paolo IMI NY
3.454% due 06/09/2010	35,000	34,921

UBS AG
4.832% due 07/01/2010	56,800	56,781

Unicredito Italiano NY
3.088% due 05/15/2009	56,000	56,000
3.088% due 05/18/2009	10,000	10,000

		166,293

COMMERCIAL PAPER 3.6%

Citibank N.A.
3.570% due 10/23/2008	1,700	1,696
3.580% due 10/23/2008	58,600	58,472

Federal Home Loan Bank
0.100% due 10/07/2008	80,000	79,999

		140,167

REPURCHASE AGREEMENTS 5.6%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	66,300	66,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $67,714. Repurchase proceeds are $66,300.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	21,864	21,864
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $21,921. Repurchase proceeds are $21,864.)

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	126,900	126,900
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2020 valued at $127,030. Repurchase proceeds are $126,900.)

		215,064

U.S. TREASURY BILLS 5.6%
0.821% due 10/16/2008 - 12/26/2008 (b)(e)(f)(g)	217,596	216,216

Total Short-Term Instruments (Cost $738,831)		737,740

PURCHASED OPTIONS (j) 0.0%
(Cost $505)		420

Total Investments 191.8% (Cost $7,736,238)		$7,391,534

Written Options (k) (0.1%)
(Premiums $3,274)		(4,536)

Other Assets and Liabilities (Net) (91.7%)		(3,534,410)

Net Assets 100.0%		$3,852,588

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $993 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $30,762 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $124,555 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $3,489 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	Cash of $12,463 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	32	$(76)
90-Day Euribor December Futures	Long	12/2009	95	26
90-Day Euribor June Futures	Long	06/2009	210	127
90-Day Euribor March Futures	Long	03/2009	43	(44)
90-Day Euribor September Futures	Long	09/2009	95	52
90-Day Eurodollar December Futures	Long	12/2008	229	(51)
90-Day Eurodollar December Futures	Long	12/2009	177	128
90-Day Eurodollar June Futures	Long	06/2009	1,356	4,844
90-Day Eurodollar March Futures	Long	03/2009	1,895	9,186
90-Day Eurodollar March Futures	Long	03/2010	177	112
90-Day Eurodollar September Futures	Long	09/2009	492	1,423
Euro-Bund 10-Year Bond December Futures	Short	12/2008	135	(147)
Japan Government 10-Year Bond December Futures	Short	12/2008	45	(12)
U.S. Treasury 5-Year Note December Futures	Short	12/2008	201	84
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	236	466
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	4

				$16,068

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%	)	12/20/2012	GSC	0.880%	$500	$7	$0	$7
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	1,000	(16)	0	(16)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%	)	03/20/2018	BNP	1.400%	2,000	(113)	0	(113)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.030%	)	03/20/2018	RBS	1.400%	6,500	171	0	171
Cigna Corp. 6.350% due 03/15/2018	(1.270%	)	03/20/2018	GSC	0.662%	3,000	(139)	0	(139)
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%	)	06/20/2018	BNP	2.656%	600	70	0	70
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	800	95	0	95
Clorox Co. 6.125% due 02/01/2011	(0.470%	)	12/20/2012	CITI	0.696%	900	8	0	8
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%	)	12/20/2012	GSC	0.445%	600	3	0	3
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	1,200	123	0	123
Everest Reinsurance Holdings, Inc. 5.400% due 10/15/2014	(0.535%	)	12/20/2014	BCLY	1.069%	1,000	28	0	28
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	2,100	1,071	0	1,071
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%	)	12/20/2013	MSC	1.601%	6,000	165	0	165
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%	)	12/20/2013	DUB	8.310%	2,100	460	0	460
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%	)	12/20/2012	BEAR	0.404%	3,400	11	0	11
Kroger Co. 5.500% due 02/01/2013	(0.360%	)	12/20/2012	BNP	0.571%	900	7	0	7
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%	)	03/20/2013	BOA	2.280%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc. 5.900% due 12/01/2016	(2.111%	)	12/20/2016	RBS	2.375%	1,000	15	0	15
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	CSFB	2.487%	1,100	75	0	75
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	GSC	2.487%	1,900	129	0	129
Marriott International, Inc. 4.625% due 06/15/2012	(0.630%	)	12/20/2012	MSC	2.487%	6,400	437	0	437
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	(0.670%	)	09/20/2014	DUB	0.678%	5,000	1	0	1
Masco Corp. 5.875% due 07/15/2012	(0.840%	)	12/20/2012	DUB	2.687%	2,500	165	0	165

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Real Return Asset Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.000%	)	06/20/2012	BNP	4.548%	$7,500	$574	$0	$574
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%	)	12/20/2012	JPM	4.388%	500	58	0	58
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	JPM	4.388%	700	81	0	81
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%	)	12/20/2012	UBS	4.388%	1,400	162	0	162
Mohawk Industries, Inc. 6.125% due 01/15/2016	(1.550%	)	03/20/2016	UBS	2.379%	7,000	331	0	331
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%	)	12/20/2012	GSC	0.902%	600	14	0	14
Nordstrom, Inc. 6.950% due 03/15/2028	(0.260%	)	09/20/2012	GSC	1.322%	2,800	107	0	107
Nordstrom, Inc. 6.950% due 03/15/2028	(0.270%	)	09/20/2012	GSC	1.322%	3,100	117	0	117
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%	)	12/20/2012	MSC	1.377%	800	23	0	23
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.750%	)	06/20/2014	MSC	0.826%	2,500	9	0	9
Rexam PLC 6.750% due 06/01/2013	(1.450%	)	06/20/2013	BCLY	1.797%	2,900	41	0	41
Ryder System, Inc. 7.200% due 09/01/2015	(1.730%	)	09/20/2015	BOA	1.570%	6,000	(58)	0	(58)
Safeway, Inc. 5.800% due 08/15/2012	(0.340%	)	12/20/2012	BNP	0.597%	1,100	11	0	11
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.430%	)	12/20/2012	BOA	0.724%	1,000	11	0	11
Simon Property Group LP 6.125% due 05/30/2018	(0.947%	)	06/20/2018	DUB	1.547%	6,100	264	0	264
Simon Property Group LP 6.125% due 05/30/2018	(1.306%	)	06/20/2018	MSC	1.547%	8,000	137	0	137
Southwest Airlines Co. 5.125% due 03/01/2017	(1.320%	)	03/20/2017	BOA	1.600%	2,000	36	0	36
Staples, Inc. 7.375% due 10/01/2012	(0.700%	)	12/20/2012	MSC	1.373%	800	20	0	20
Starwood Hotels & Resorts Worldwide, Inc. 6.250% due 02/15/2013	(2.370%	)	03/20/2013	BOA	2.784%	3,000	46	0	46
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%	)	06/20/2018	GSC	2.503%	2,200	143	0	143
TJX Cos., Inc. 7.450% due 12/15/2009	(0.460%	)	12/20/2012	MSC	0.517%	900	2	0	2
Tyco Electronics Group S.A. 5.950% due 01/15/2014	(1.100%	)	03/20/2014	BOA	1.244%	6,000	39	0	39
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%	)	12/20/2013	BOA	1.175%	2,000	39	0	39
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%	3,000	91	0	91
Union Pacific Corp. 5.650% due 05/01/2017	(0.810%	)	06/20/2017	UBS	0.610%	1,500	(22)	0	(22)
Viacom, Inc. 5.750% due 04/30/2011	(1.220%	)	06/20/2011	CITI	1.250%	7,500	3	0	3
Viacom, Inc. 6.250% due 04/30/2016	(1.340%	)	06/20/2016	DUB	1.690%	10,000	211	0	211
Wachovia Corp. 5.500% due 05/01/2013	(2.910%	)	06/20/2013	CITI	3.610%	10,000	229	0	229
Whirlpool Corp. 7.750% due 07/15/2016	(0.680%	)	12/20/2012	BNP	1.034%	1,000	13	0	13
Yum! Brands, Inc. 6.250% due 03/15/2018	(1.245%	)	03/20/2018	BOA	1.282%	3,000	7	0	7

							$5,499	$0	$5,499

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$1,200	$(27)	$0	$(27)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	1,700	(39)	0	(39)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	825	(47)	0	(47)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	2,000	(69)	0	(69)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	400	(170)	0	(170)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	800	(343)	0	(343)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	1,800	(774)	0	(774)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,500	(44)	0	(44)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	500	(267)	0	(267)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	700	(346)	0	(346)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	1,300	(632)	0	(632)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	1,900	(990)	0	(990)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	2,400	(1,280)	0	(1,280)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	1,100	(537)	0	(537)

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	$1,400	$(170)	$0	$(170)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	1,500	(184)	0	(184)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	6,400	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	1,300	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	1,700	(1,436)	0	(1,436)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	1,400	(1,183)	0	(1,183)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	500	(422)	0	(422)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	500	(422)	0	(422)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	4,600	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	1,600	(1)	0	(1)
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	3,200	4	0	4
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	3,200	(11)	0	(11)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	3,000	(10)	0	(10)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	3,200	(25)	0	(25)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	3,000	(23)	0	(23)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	1,800	(13)	0	(13)

						$(9,470)	$0	$(9,470)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$4,356	$497	$199	$298
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	36,323	4,140	1,103	3,037
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	18,216	2,076	792	1,284
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	3,800	200	52	148
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	GSC	6,700	290	136	154
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	28,600	1,235	(139)	1,374
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MSC	16,300	704	(79)	783
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	20,900	903	326	577
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	18,700	1,018	142	876
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	4,900	267	22	245
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	5,000	272	24	248
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	2,300	125	10	115
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	19,000	1,035	292	743
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	BCLY	2,700	603	0	603
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	18,100	100	(107)	207
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	323,300	1,786	(3,109)	4,895
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	61,900	342	(602)	944
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	85,400	472	(519)	991
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	73,200	405	(406)	811
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	7,800	13	(309)	322
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	2,800	4	(80)	84

					$16,487	$(2,252)	$18,739

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	$4,900	$77	$0	$77
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	1,000	22	0	22
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	20,300	(112)	(284)	172
CMBX.NA AAA 3 Index	0.080%	12/13/2049	GSC	3,290	(342)	(503)	161
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	9,900	(1,032)	(1,582)	550

					$(1,387)	$(2,369)	$982

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  Real Return Asset Fund  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	$(482)	$(69)	$(413)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		44,300	(1,907)	(12)	(1,895)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(1,289)	(271)	(1,018)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		4,900	(76)	(21)	(55)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	(58)	(11)	(47)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	6	8	(2)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	54	47	7
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$46,500	381	338	43
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		29,600	200	200	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		39,500	267	207	60
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		6,500	44	(26)	70
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		27,900	188	(118)	306
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		61,600	(2,344)	474	(2,818)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		10,000	(381)	260	(641)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		17,300	(658)	(541)	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		30,200	(1,149)	(917)	(232)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,500	(254)	381	(635)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,900	(1,853)	247	(2,100)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		5,700	(208)	(73)	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		14,800	(538)	(181)	(357)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		2,000	(73)	(119)	46
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		5,700	(208)	34	(242)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		11,200	(500)	190	(690)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		29,400	(1,310)	(547)	(763)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		84,000	(3,745)	1,403	(5,148)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		1,100	(49)	11	(60)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,200	(53)	(98)	45
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		7,500	(334)	(241)	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		50,000	(2,228)	(999)	(1,229)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,600	(161)	(232)	71
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		59,100	(2,634)	968	(3,602)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	33,100	193	16	177
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		35,200	205	19	186
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		28,600	(88)	(25)	(63)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		4,900	(15)	(3)	(12)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		15,100	(47)	(17)	(30)
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		89,800	1,722	(1,090)	2,812
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		4,100	(93)	3	(96)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		4,400	(100)	2	(102)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	12,200	(66)	(6)	(60)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		12,200	(66)	(6)	(60)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		16,700	174	(176)	350
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		14,800	31	(31)	62
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		2,100	(13)	(12)	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	27,200	(431)	(279)	(152)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		51,900	881	878	3
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,700	(24)	(140)	116
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		3,200	(16)	(98)	82
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		10,900	(168)	91	(259)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,100	(29)	(32)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		15,400	(210)	(243)	33
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		2,800	(12)	(62)	50
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		133,900	(562)	(3,353)	2,791
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		6,000	149	122	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,900	47	40	7
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		4,800	389	148	241
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		36,100	(1,063)	(423)	(640)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,100	(355)	(214)	(141)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	3,500,000	1	(75)	76

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	53,000	$(19)	$0	$(19)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		62,300	(209)	33	(242)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		20,400	(53)	0	(53)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	8,100	(145)	0	(145)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		3,800	(31)	1	(32)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		3,700	(29)	(10)	(19)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		5,500	(25)	7	(32)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		3,400	(53)	0	(53)
Pay	France CPI ex-Tobacco Index	2.261%	07/14/2011	JPM		100	0	0	0
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		7,600	(171)	0	(171)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		32,400	(569)	0	(569)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		10,700	(442)	0	(442)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		8,100	(145)	0	(145)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		7,200	(105)	0	(105)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	7,500	(801)	0	(801)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		900	(75)	4	(79)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,900	(363)	9	(372)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		4,000	(430)	0	(430)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		2,100	(387)	0	(387)
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		$5,000	218	0	218
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		37,600	1,574	0	1,574
Pay	USD-CPI Urban Consumers Index	3.065%	03/14/2018	MSC		50,000	2,483	0	2,483

							$(20,695)	$(4,630)	$(16,065)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$136.000	11/21/2008	458	$5	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	1,204	22	19
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.000	11/21/2008	696	7	11
Call - CBOT U.S. Treasury 30-Year Bond December Futures	139.000	11/21/2008	853	15	12
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	600	11	9
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,458	26	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	85.000	11/21/2008	89	1	1

				$87	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$5,200	$55	$38
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,900	42	29
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,700	29	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,600	146	100
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	7,200	76	78

							$348	$265

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. Treasury Note 3.875% due 10/31/2012	$112.875	10/31/2008	$45,000	$5	$0
Call - OTC U.S. Treasury Note 4.125% due 08/31/2012	113.000	10/31/2008	20,700	3	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	20,200	2	0
Put - OTC Fannie Mae 5.500% due 11/01/2038	74.000	11/06/2008	25,900	3	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	76,100	9	0
Put - OTC Fannie Mae 6.500% due 10/01/2038	91.000	10/07/2008	55,000	7	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.000	12/11/2008	29,000	3	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	90.000	10/27/2008	63,800	5	5
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.000	10/06/2008	30,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	86.500	10/27/2008	395,000	31	71

				$70	$77

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  Real Return Asset Fund  (Cont.)

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	906	$600	$732
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	31	21	19
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	89	74	133
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	121	107	148
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	912	465	1,173
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	89	65	66

				$1,332	$2,271

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$1,100	$28	$23
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	25
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	322	574
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	322	253
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,300	43	36
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	30	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,500	147	126
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,400	73	77
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	10,000	314	574
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	314	253

							$1,622	$1,966

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$16,000	$160	$261
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	16,000	160	38

				$320	$299

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	5,984	$242,800	$14,345
Sales	7,215	43,100	5,426
Closing Buys	(1,640)	(116,500)	(4,780)
Expirations	(8,750)	(86,300)	(11,428)
Exercised	(661)	0	(289)

Balance at 09/30/2008	2,148	$83,100	$3,274

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Eksportfinans A/S	2.948%	10/26/2009	09/17/2008	$20,300	$19,473	0.51%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	10/01/2038	$224,400	$225,347	$227,100
Fannie Mae	6.000%	12/01/2023	9,000	9,263	9,167
Freddie Mac	4.500%	12/01/2023	500	495	487
Freddie Mac	6.000%	10/01/2038	5,300	5,353	5,360
Ginnie Mae	5.500%	10/01/2038	100	101	100
Ginnie Mae	6.500%	10/01/2038	500	516	512
Treasury Inflation Protected Securities	2.500%	07/15/2016	111,214	115,975	113,982
U.S. Treasury Bonds	5.000%	05/15/2037	74,300	83,621	83,853
U.S. Treasury Notes	2.500%	03/31/2013	49,600	48,511	48,892
U.S. Treasury Notes	3.500%	02/15/2018	53,100	51,758	52,347
U.S. Treasury Notes	3.625%	12/31/2012	3,660	3,792	3,827
U.S. Treasury Notes	4.000%	08/15/2018	1,200	1,258	1,223
U.S. Treasury Notes	4.125%	08/31/2012	20,700	21,734	21,914
U.S. Treasury Notes	4.250%	11/15/2013	12,400	13,078	13,385
U.S. Treasury Notes	4.250%	08/15/2015	5,100	5,420	5,429

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	4.250%	11/15/2017	$9,760	$10,221	$10,271
U.S. Treasury Notes	4.750%	08/15/2017	17,100	18,631	18,449

				$615,074	$616,298

(6)	Market value includes $2,834 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	1,411	10/2008	$97	$0	$97
Sell	BRL	HSBC	3,690	12/2008	148	0	148
Buy		MLP	20,728	12/2008	0	(266)	(266)
Buy		MSC	27,553	12/2008	0	(1,782)	(1,782)
Sell		MSC	7,952	12/2008	265	0	265
Sell		UBS	1,758	12/2008	101	0	101
Sell	CHF	MSC	1,305	12/2008	14	0	14
Buy	CNY	BCLY	38,079	12/2008	0	(45)	(45)
Buy		DUB	35,562	07/2009	0	(391)	(391)
Buy		HSBC	12,536	07/2009	0	(113)	(113)
Buy		JPM	19,344	07/2009	0	(211)	(211)
Buy		BCLY	54,087	09/2009	0	(220)	(220)
Buy		HSBC	50,512	09/2009	0	(195)	(195)
Buy	EUR	BCLY	1,889	10/2008	0	(101)	(101)
Buy		CITI	6,077	10/2008	0	(359)	(359)
Sell		CITI	10,009	10/2008	0	(33)	(33)
Buy		CSFB	3,912	10/2008	0	(238)	(238)
Buy		JPM	677	10/2008	0	(39)	(39)
Buy		RBS	9,851	10/2008	0	(628)	(628)
Sell		UBS	32,436	10/2008	1,809	0	1,809
Buy	GBP	BCLY	3,376	10/2008	0	(194)	(194)
Buy		CITI	4,903	10/2008	0	(179)	(179)
Buy		CSFB	5,226	10/2008	0	(414)	(414)
Buy		MSC	6,437	10/2008	0	(474)	(474)
Buy		RBS	5,026	10/2008	0	(391)	(391)
Buy		UBS	1,373	10/2008	0	(109)	(109)
Sell		UBS	29,144	11/2008	1,005	0	1,005
Sell	JPY	BCLY	308,862	10/2008	21	0	21
Sell		DUB	2,271,427	10/2008	0	(405)	(405)
Sell		JPM	3,171,505	10/2008	70	0	70
Sell		UBS	19,128	10/2008	0	(3)	(3)
Sell		BCLY	3,446,367	11/2008	62	0	62
Buy	MXN	BCLY	89	11/2008	0	0	0
Sell		BCLY	17,346	11/2008	105	0	105
Sell		CITI	6,514	11/2008	19	0	19
Buy		HSBC	51	11/2008	0	0	0
Buy		JPM	51	11/2008	0	0	0
Buy		RBC	23,670	11/2008	0	(80)	(80)
Buy		CITI	6,515	05/2009	0	(18)	(18)
Buy	MYR	BCLY	4,530	11/2008	0	(90)	(90)
Sell		BCLY	10,224	11/2008	0	(31)	(31)
Buy		JPM	5,574	02/2009	0	(110)	(110)
Buy	PLN	HSBC	14,904	05/2009	0	(479)	(479)
Buy	RUB	BCLY	126,226	11/2008	0	(227)	(227)
Sell		BCLY	149,337	11/2008	159	0	159
Buy		DUB	87,573	11/2008	0	(152)	(152)
Buy		HSBC	24,400	11/2008	0	(51)	(51)
Sell		HSBC	84,763	11/2008	92	0	92
Buy	SGD	BCLY	1,828	11/2008	0	(60)	(60)
Buy		BOA	1,807	11/2008	0	(70)	(70)
Buy		CITI	247	11/2008	0	(3)	(3)
Buy		DUB	1,915	11/2008	0	(64)	(64)
Buy		JPM	253	11/2008	0	(3)	(3)
Buy		UBS	1,794	11/2008	0	(69)	(69)

					$3,967	$(8,297)	$(4,330)

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Schedule of Investments  Real Return Asset Fund  (Cont.)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$7,353,614	$37,920	$7,391,534
Short Sales, at value	0	(613,349)	0	(613,349)
Other Financial Instruments ++	16,068	(10,061)	879	6,886

Total	$16,068	$6,730,204	$38,799	$6,785,071

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,026	$38,188	$3	$1	$(304)	$(994)	$37,920
Other Financial Instruments ++	890	0	0	0	(397)	386	879

Total	$1,916	$38,188	$3	$1	$(701)	$(608)	$38,799

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.2%

BANKING & FINANCE 13.2%

Allstate Life Global Funding II
3.461% due 05/21/2010	$5,000	$4,976

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,900	1,836

American Express Bank FSB
5.500% due 04/16/2013	600	550
6.000% due 09/13/2017	300	251

American Express Centurion Bank
6.000% due 09/13/2017	300	251

American Express Co.
7.000% due 03/19/2018	670	592
8.150% due 03/19/2038	190	170

American Honda Finance Corp.
3.954% due 06/20/2011	7,600	7,585

American International Group, Inc.
5.850% due 01/16/2018	200	101
8.175% due 05/15/2058	1,100	176
8.250% due 08/15/2018	1,000	582

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	700	697

Bank of America Corp.
5.650% due 05/01/2018	4,800	4,050
8.125% due 12/29/2049	4,800	3,884

Bank of America N.A.
3.404% due 05/12/2010	300	296

Barclays Bank PLC
5.450% due 09/12/2012	800	798
6.050% due 12/04/2017	300	279
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	1,600	1,410

Bear Stearns Cos. LLC
3.014% due 08/15/2011	10,000	9,719
3.029% due 01/31/2011	2,380	2,326
6.950% due 08/10/2012	300	303

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Capital One Financial Corp.
6.750% due 09/15/2017	300	265

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	7,200	6,938

Chubb Corp.
6.500% due 05/15/2038	2,500	2,263

Citigroup Funding, Inc.
3.190% due 04/23/2009	900	885
3.852% due 05/07/2010	400	377

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	6,500	6,412

Citigroup, Inc.
2.836% due 01/30/2009	500	495
3.799% due 12/28/2009	800	774
6.125% due 05/15/2018	5,800	4,811
8.400% due 04/29/2049	2,100	1,432

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,030

GATX Financial Corp.
5.800% due 03/01/2016	1,000	987

General Electric Capital Corp.
2.859% due 12/12/2008	500	498
5.875% due 01/14/2038	5,000	3,688

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	900	750
6.750% due 10/01/2037	1,000	668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
6.750% due 05/21/2018	$1,000	$839

HSBC Bank USA N.A.
7.000% due 01/15/2039	5,300	4,765

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	100	13
6.875% due 05/02/2018 (a)	900	117
7.500% due 05/11/2038 (a)	5,000	25

Merna Reinsurance Ltd.
4.412% due 07/07/2010	300	285

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	3,600	3,190

Metropolitan Life Global Funding I
3.961% due 06/25/2010	7,100	7,091
5.125% due 04/10/2013	500	486

Morgan Stanley
3.035% due 01/18/2011	2,000	1,304
4.904% due 05/14/2010	8,200	5,989
6.625% due 04/01/2018	1,500	994

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	1,000	1,000

New York Life Global Funding
4.650% due 05/09/2013	1,400	1,401

Pacific Life Global Funding
5.150% due 04/15/2013	400	400

Rabobank Nederland NV
2.811% due 01/15/2009	400	400
3.209% due 05/19/2010	4,100	4,091

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	400	409

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	280

Simon Property Group LP
6.125% due 05/30/2018	1,400	1,242

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,500	1,372

UBS AG
5.750% due 04/25/2018	2,500	2,178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	400	400

Vita Capital III Ltd.
3.911% due 01/01/2012	300	287

Wachovia Bank N.A.
2.881% due 12/02/2010	800	603

Wachovia Corp.
5.500% due 05/01/2013	3,600	2,981

Wells Fargo & Co.
4.375% due 01/31/2013	200	184

Wells Fargo Capital XIII
7.700% due 12/29/2049	700	611

		123,005

INDUSTRIALS 1.9%

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	90

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

EchoStar DBS Corp.
7.000% due 10/01/2013	600	520

Gaz Capital S.A.
7.343% due 04/11/2013	200	182
8.146% due 04/11/2018	300	264

International Business Machines Corp.
3.375% due 07/28/2011	9,700	9,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Oracle Corp.
5.750% due 04/15/2018	$900	$837

Rockies Express Pipeline LLC
5.100% due 08/20/2009	600	600

Suncor Energy, Inc.
6.850% due 06/01/2039	2,800	2,435

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	441

		17,472

UTILITIES 0.1%

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	86

Embarq Corp.
7.082% due 06/01/2016	100	81

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	501

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	374

		1,042

Total Corporate Bonds & Notes (Cost $161,902)		141,519

MUNICIPAL BONDS & NOTES 0.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	177

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	464
6.125% due 06/01/2032	400	355

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	86

Total Municipal Bonds & Notes (Cost $1,174)		1,158

U.S. GOVERNMENT AGENCIES 53.1%

Fannie Mae
4.278% due 09/01/2044 - 10/01/2044	148	148
5.000% due 08/01/2035 - 11/01/2038	114,184	111,200
5.500% due 03/01/2034 - 02/01/2038	110,014	109,826
6.000% due 07/01/2032 - 09/01/2038	185,673	188,303

Freddie Mac
4.500% due 05/15/2017	51	51
4.875% due 06/13/2018	9,000	9,139
5.000% due 02/16/2017 - 09/01/2038	5,769	5,753
5.500% due 02/01/2038 - 04/01/2038	43,444	43,255
6.000% due 07/01/2038	11,806	11,964
6.588% due 10/01/2036	1,152	1,162
6.699% due 09/01/2036	1,077	1,105
6.740% due 07/01/2036	983	1,004

Ginnie Mae
6.000% due 10/01/2038	13,000	13,177

Total U.S. Government Agencies (Cost $490,948)		496,087

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	$19,092	$18,006
1.375% due 07/15/2018	87,782	80,896
1.625% due 01/15/2015	2,641	2,569
1.750% due 01/15/2028	142,220	123,632
1.875% due 07/15/2013	74,723	74,472
1.875% due 07/15/2015	29,661	29,166
2.000% due 01/15/2014	35,890	35,787
2.000% due 07/15/2014	43,963	43,805
2.000% due 01/15/2016	51,924	51,174
2.000% due 01/15/2026	29,918	27,248
2.375% due 01/15/2017	16,467	16,569
2.375% due 01/15/2025	72,064	69,660
2.375% due 01/15/2027	35,903	34,595
2.500% due 07/15/2016	43,165	44,069
2.625% due 07/15/2017	65,786	67,641
3.375% due 04/15/2032	9,293	10,604
3.500% due 01/15/2011	5,164	5,368
3.625% due 04/15/2028	109,943	125,971
3.875% due 04/15/2029	55,786	66,403
4.250% due 01/15/2010	5,229	5,379

U.S. Treasury Notes
2.500% due 03/31/2013	11,800	11,622
3.125% due 04/30/2013	17,700	17,829

Total U.S. Treasury Obligations (Cost $1,005,172)		962,465

MORTGAGE-BACKED SECURITIES 1.1%

American Home Mortgage Assets
3.775% due 11/25/2046	1,404	707

BCAP LLC Trust
3.377% due 01/25/2037	619	382

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	350	329
4.150% due 08/25/2035	75	71
4.550% due 08/25/2035	130	124
4.857% due 01/25/2035	790	723

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	141	135
4.663% due 03/25/2034	785	746
4.748% due 08/25/2035	83	79
4.900% due 12/25/2035	53	51

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	468	393

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,136	972

Lehman XS Trust
3.287% due 07/25/2046	36	36

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	476	444

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	681	427
3.457% due 08/25/2037	4,858	2,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
3.607% due 01/25/2046		$942	$586
6.500% due 08/25/2036		1,000	552

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,314	873

Total Mortgage-Backed Securities (Cost $11,397)			10,284

ASSET-BACKED SECURITIES 4.7%

BA Credit Card Trust
2.498% due 02/15/2013		4,600	4,462
3.688% due 12/16/2013		5,800	5,701

Chase Issuance Trust
2.938% due 01/15/2012		8,400	8,283
3.238% due 08/17/2015		6,200	5,875

SLM Student Loan Trust
2.800% due 07/25/2017		12,000	11,385
4.173% due 04/25/2023		7,900	7,930

Total Asset-Backed Securities (Cost $44,613)			43,636

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,923	2,827

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	1,149	1,598
2.350% due 09/15/2019 (c)		307	412

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	153,600	1,357
1.100% due 12/10/2016		112,090	1,003
1.200% due 06/10/2017		277,290	2,483
1.200% due 12/10/2017		163,360	1,459
1.400% due 06/10/2018		883,170	8,000

Republic of Germany
4.250% due 07/04/2039	EUR	200	266

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		100	91

Total Foreign Currency-Denominated Issues (Cost $20,070)			19,815

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		300	118

Total Convertible Preferred Stocks (Cost $300)			118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

CERTIFICATES OF DEPOSIT 3.5%

Sao Paolo IMI NY
3.454% due 06/09/2010	$7,000	$6,984

UBS AG
3.741% due 07/01/2010	13,400	13,400

Unicredito Italiano NY
3.088% due 05/15/2009	6,700	6,700
3.088% due 05/18/2009	5,500	5,500

		32,584

COMMERCIAL PAPER 2.1%

Citibank N.A.
3.570% due 10/23/2008	700	698
3.580% due 10/23/2008	11,400	11,375

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008	7,000	6,978

		19,051

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	845	845
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $847. Repurchase proceeds are $845.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	3,889	3,889
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $3,968. Repurchase proceeds are $3,889.)

		4,734

U.S. TREASURY BILLS 4.2%
0.981% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	39,840	39,574

Total Short-Term Instruments (Cost $96,154)		95,943

PURCHASED OPTIONS (i) 0.0%
(Cost $60)		39

Total Investments 189.7% (Cost $1,831,790)		$1,771,064

Written Options (j) (0.1%) (Premiums $429)		(675)

Other Assets and Liabilities (Net) (89.6%)		(836,665)

Net Assets 100.0%		$933,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $8,025 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $19,027 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,588 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

128	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(g)	Cash of $3,919 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(33)
90-Day Euribor June Futures	Long	06/2009	106	(147)
90-Day Euribor September Futures	Long	09/2009	30	(25)
90-Day Eurodollar December Futures	Long	12/2008	55	(12)
90-Day Eurodollar December Futures	Long	12/2009	369	331
90-Day Eurodollar June Futures	Long	06/2009	461	537
90-Day Eurodollar March Futures	Long	03/2009	50	2
90-Day Eurodollar March Futures	Long	03/2010	224	167
90-Day Eurodollar September Futures	Long	09/2009	842	978
Euro-Bund 10-Year Bond December Futures	Short	12/2008	30	(33)
Japan Government 10-Year Bond December Futures	Short	12/2008	9	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	28	(68)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	1

				$1,705

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	$100	$(2)	$0	$(2)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%	)	09/20/2012	JPM	4.685%	300	33	0	33
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%	)	06/20/2018	BNP	2.656%	300	35	0	35
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	400	48	0	48
Computer Sciences Corp. 6.500% due 03/15/2018	(1.248%	)	03/20/2018	MSC	0.671%	2,500	(111)	0	(111)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	100	10	0	10
GATX Financial Corp. 5.800% due 03/01/2016	(1.070%	)	03/20/2016	CITI	1.884%	1,000	47	0	47
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	100	51	0	51
Simon Property Group LP 6.125% due 05/30/2018	(0.947%	)	06/20/2018	DUB	1.547%	1,400	60	0	60

							$171	$0	$171

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$100	$(2)	$0	$(2)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	100	(2)	0	(2)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	300	(17)	0	(17)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	100	(43)	0	(43)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	700	(346)	0	(346)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	100	(49)	0	(49)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	200	(107)	0	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	BEAR	4.610%	100	(12)	0	(12)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	100	(85)	0	(85)

						$(790)	$0	$(790)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	$1,485	$169	$50	$119
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	495	57	12	45
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	396	45	17	28
CDX.HY-9 Index	(3.750%)	12/20/2012	BEAR	198	24	4	20
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	BCLY	41,000	1,771	697	1,074
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	GSC	12,900	557	261	296
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	500	22	(2)	24
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	5,700	246	89	157
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	900	49	13	36
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	600	33	3	30
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	5,900	321	117	204
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	59,500	328	(456)	784
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	12,700	70	(128)	198

See Accompanying Notes	Semiannual Report	September 30, 2008	129

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	$19,700	$109	$(131)	$240
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	11,200	62	(58)	120
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	1,600	3	(63)	66
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	2,700	4	(77)	81

					$3,870	$348	$3,522

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	$300	$4	$0	$4
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	100	2	0	2
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	200	4	0	4
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	400	7	0	7
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	1,700	(9)	(24)	15
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,630	(170)	(250)	80

					$(162)	$(274)	$112

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	$(14)	$6	$(20)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(87)	(24)	(63)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(79)	(17)	(62)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		5,100	(79)	(24)	(55)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		1,500	(24)	(5)	(19)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	10	13	(3)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	6	2	4
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	386	(15)	401
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,800	19	19	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		8,200	56	50	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		8,000	(47)	(149)	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,300	(61)	(221)	160
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,000	(38)	26	(64)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,300	(49)	(43)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		21,100	(803)	(667)	(136)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(506)	(58)	(448)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,200	(43)	(15)	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,400	(123)	(41)	(82)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,100	(228)	81	(309)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,500	(290)	(173)	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		22,300	(994)	31	(1,025)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		7,400	(330)	(440)	110
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		7,500	(334)	(197)	(137)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,900	(263)	(193)	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(18)	(26)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		7,700	(344)	116	(460)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	9	1	8
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		2,400	14	1	13
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		900	(3)	(1)	(2)

130	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC	AUD	1,900	$(6)	$(2)	$(4)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		8,300	39	1	38
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		200	(5)	0	(5)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		300	(7)	0	(7)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		1,900	(86)	2	(88)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB	EUR	500	(3)	(3)	0
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		800	30	33	(3)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	(36)	(29)	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	(8)	(51)	43
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(11)	6	(17)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,700	(23)	(26)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,800	(52)	(60)	8
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,400	(47)	45	(92)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		34,300	(144)	(859)	715
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	22	2	20
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	95	34	61
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		9,100	(268)	(60)	(208)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		300	(51)	(31)	(20)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	0	(11)	11
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI	MXN	7,300	(24)	3	(27)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		2,300	(7)	0	(7)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		1,200	(4)	0	(4)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		2,000	(5)	0	(5)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		5,600	(46)	(10)	(36)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,400	(11)	(4)	(7)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,500	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(16)	0	(16)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		2,000	(83)	0	(83)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		500	(7)	0	(7)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	(66)	4	(70)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	(93)	2	(95)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	(54)	0	(54)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(18)	0	(18)
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		$1,000	44	0	44

							$(5,256)	$(2,989)	$(2,267)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	12,107	1-Month USD-LIBOR less 0.200%	$60,588	11/30/2008	BCLY	$(358)
Receive	DWRTT Index	10,191	1-Month USD-LIBOR less 0.350%	50,997	11/30/2008	BCLY	(295)
Receive	DWRTT Index	9,434	1-Month USD-LIBOR plus 0.300%	47,213	02/27/2009	BEAR	(296)
Pay	DWRTT Index	14,936	1-Month USD-LIBOR	74,744	01/31/2009	CSFB	431
Receive	DWRTT Index	39,462	1-Month USD-LIBOR	197,485	01/31/2009	CSFB	(1,195)
Receive	DWRTT Index	21,536	1-Month USD-LIBOR less 0.400%	107,776	02/27/2009	MLP	(620)
Pay	DWRTT Index	5,619	1-Month USD-LIBOR	28,118	03/31/2009	MLP	174
Receive	DWRTT Index	40,850	1-Month USD-LIBOR	204,427	03/31/2009	MLP	(1,237)
Receive	DWRTT Index	19,386	1-Month USD-LIBOR less 0.050%	97,016	03/31/2009	MLP	(583)
Receive	DWRTT Index	17,304	1-Month USD-LIBOR less 0.150%	86,598	03/31/2009	MLP	(514)
Receive	DWRTT Index	19,730	1-Month USD-LIBOR less 0.250%	98,738	03/31/2009	MLP	(579)
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	117,007	07/31/2009	UBS	(680)

							$(5,752)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	123	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	479	9	8
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	291	5	4
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	61	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	84.000	11/21/2008	201	2	2

				$19	$16

See Accompanying Notes	Semiannual Report	September 30, 2008	131

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$107.000	11/06/2008	$150,000	$18	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	94.750	10/06/2008	70,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	90.750	11/03/2008	26,900	2	2
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	85.750	12/05/2008	25,000	6	5
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	90.000	11/03/2008	42,000	3	4
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	96.750	10/06/2008	20,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	95.500	10/27/2008	61,900	5	12

				$41	$23

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	200	$134	$162
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	8	5	5
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	22	18	33
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	29	26	35
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	201	103	259
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	22	16	16

				$302	$510

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	$1,000	$32	$57
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	58
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	31	25

							$127	$165

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	795	$13,400	$1,343
Sales	1,687	0	1,115
Closing Buys	(373)	(4,300)	(458)
Expirations	(1,627)	(5,100)	(1,571)
Exercised	0	0	0

Balance at 09/30/2008	482	$4,000	$429

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038		$25,900	$25,654	$25,799
Fannie Mae	6.000%	10/01/2038		168,200	168,910	170,224
Freddie Mac	5.000%	09/01/2038		400	374	399
Freddie Mac	5.000%	10/01/2038		400	394	389
Freddie Mac	5.500%	10/01/2038		42,000	41,664	41,731
Italy Buoni Poliennali Del Tesoro	2.150%	09/15/2014	EUR	564	840	787
U.S. Treasury Bonds	5.000%	05/15/2037		$4,000	4,507	4,514
U.S. Treasury Bonds	7.500%	11/15/2024		1,200	1,653	1,671
U.S. Treasury Notes	2.125%	04/30/2010		15,200	15,211	15,434
U.S. Treasury Notes	2.500%	03/31/2013		18,200	17,814	18,037
U.S. Treasury Notes	3.125%	04/30/2013		17,700	17,752	17,912
U.S. Treasury Notes	3.500%	02/15/2018		29,060	28,326	28,648
U.S. Treasury Notes	4.125%	08/31/2012		800	840	847
U.S. Treasury Notes	4.250%	11/15/2013		8,200	8,649	8,851
U.S. Treasury Notes	4.250%	08/15/2014		5,300	5,612	5,686
U.S. Treasury Notes	4.750%	08/15/2017		1,200	1,307	1,295
U.S. Treasury Notes	5.125%	05/15/2016		5,100	5,645	5,715

					$345,152	$347,939

(7)	Market value includes $1,013 of interest payable on short sales.

132	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	8,422	12/2008	$0	$(578)	$(578)
Sell		MSC	403	12/2008	12	0	12
Buy		UBS	134	12/2008	0	(3)	(3)
Sell		UBS	294	12/2008	19	0	19
Buy	CNY	BCLY	5,665	12/2008	0	(7)	(7)
Buy		DUB	7,721	07/2009	0	(85)	(85)
Buy		HSBC	9,533	07/2009	0	(86)	(86)
Buy		BCLY	12,544	09/2009	0	(51)	(51)
Buy		HSBC	13,371	09/2009	0	(52)	(52)
Buy	EUR	BCLY	375	10/2008	0	(20)	(20)
Buy		BOA	3,313	10/2008	0	(227)	(227)
Buy		CITI	1,408	10/2008	0	(83)	(83)
Buy		CSFB	920	10/2008	0	(56)	(56)
Sell		UBS	8,572	10/2008	478	0	478
Buy	GBP	BCLY	799	10/2008	0	(46)	(46)
Buy		CITI	2,006	10/2008	0	(125)	(125)
Buy		JPM	1,565	10/2008	0	(122)	(122)
Buy		RBS	1,625	10/2008	0	(126)	(126)
Sell		UBS	5,689	11/2008	196	0	196
Sell	JPY	BCLY	131,864	10/2008	8	0	8
Sell		DUB	541,772	10/2008	0	(94)	(94)
Sell		JPM	628,303	10/2008	14	0	14
Buy	MXN	BCLY	22	11/2008	0	0	0
Sell		BCLY	4,158	11/2008	25	0	25
Sell		CITI	968	11/2008	3	0	3
Buy		RBC	5,104	11/2008	0	(17)	(17)
Buy		CITI	968	05/2009	0	(3)	(3)
Buy	MYR	BCLY	806	11/2008	0	(16)	(16)
Sell		BCLY	1,791	11/2008	0	(5)	(5)
Buy		DUB	154	11/2008	0	(3)	(3)
Buy		JPM	116	11/2008	0	(2)	(2)
Buy		JPM	882	02/2009	0	(17)	(17)
Sell	PHP	BCLY	15,787	11/2008	0	(3)	(3)
Buy		HSBC	5,000	11/2008	0	(7)	(7)
Buy		JPM	4,500	11/2008	0	(5)	(5)
Buy		BCLY	1,200	02/2009	0	(1)	(1)
Buy		DUB	600	02/2009	0	(1)	(1)
Buy		HSBC	1,250	02/2009	0	(1)	(1)
Buy		JPM	2,427	02/2009	0	(2)	(2)
Buy		MSC	1,500	02/2009	0	(2)	(2)
Buy	PLN	HSBC	2,270	05/2009	0	(73)	(73)
Sell	RUB	BCLY	20,613	11/2008	22	0	22
Buy		DUB	18,746	11/2008	0	(32)	(32)
Buy		HSBC	9,164	11/2008	0	(15)	(15)
Sell		HSBC	6,605	11/2008	7	0	7
Buy	SGD	BCLY	1,124	11/2008	0	(37)	(37)
Buy		BOA	1,141	11/2008	0	(44)	(44)
Buy		CITI	18	11/2008	0	0	0
Buy		DUB	1,231	11/2008	0	(42)	(42)
Buy		JPM	18	11/2008	0	0	0
Buy		UBS	1,128	11/2008	0	(43)	(43)

					$784	$(2,132)	$(1,348)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,770,904	$160	$1,771,064
Short Sales, at value	0	(346,926)	0	(346,926)
Other Financial Instruments ++	1,704	(6,661)	(396)	(5,353)

Total	$1,704	$1,417,317	$(236)	$1,418,785

See Accompanying Notes	Semiannual Report	September 30, 2008	133

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$159	$0	$0	$1	$0	$160
Other Financial Instruments ++	(24)	0	0	(24)	(336)	(12)	(396)

Total	$(24)	$159	$0	$(24)	$(335)	$(12)	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

134	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.1%

BANKING & FINANCE 8.8%

AIG Matched Funding Corp.
2.110% due 10/06/2008	$3,600	$3,599

Allstate Corp.
6.125% due 05/15/2037	200	147

American Express Credit Corp.
2.546% due 03/02/2009	30	29

American General Finance Corp.
6.900% due 12/15/2017	100	46

American International Group, Inc.
5.850% due 01/16/2018	100	50

ANZ National International Ltd.
2.842% due 08/07/2009	20	20
6.200% due 07/19/2013	400	397

Bank of America Corp.
8.000% due 12/29/2049	500	396
8.125% due 12/29/2049	2,700	2,185

Barclays Bank PLC
5.450% due 09/12/2012	400	399
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.901% due 08/21/2009	1,200	1,188
2.927% due 05/18/2010	200	196
2.999% due 11/28/2011	800	768
3.186% due 07/19/2010	300	294
6.400% due 10/02/2017	1,900	1,777
7.250% due 02/01/2018	300	289
7.625% due 12/07/2009	700	707

BNP Paribas
5.186% due 06/29/2049	130	100

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	97

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Global Markets Holdings, Inc.
2.921% due 08/03/2009	20	20
3.244% due 01/12/2009	700	696

Citigroup, Inc.
5.500% due 04/11/2013	100	87
5.850% due 07/02/2013	100	88
8.400% due 04/29/2049	1,500	1,023

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	84

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	2,900	2,817

Credit Agricole S.A.
2.809% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.004% due 08/15/2010	100	95

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	64

General Electric Capital Corp.
6.375% due 11/15/2067	200	162

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	7
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	100	83
6.250% due 09/01/2017	100	84

International Lease Finance Corp.
3.031% due 05/24/2010	20	16

JPMorgan Chase & Co.
3.479% due 06/26/2009	80	80
6.000% due 01/15/2018	30	27
7.000% due 11/15/2009	3,700	3,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Keycorp
3.529% due 05/26/2009	$400	$392

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	10	1
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	39
5.625% due 01/24/2013 (a)	200	26

Merrill Lynch & Co., Inc.
4.610% due 05/20/2009	500	488
6.875% due 04/25/2018	100	89

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
4.904% due 05/14/2010	100	73
6.250% due 08/28/2017	100	62

Nationwide Life Global Funding I
3.009% due 05/19/2010	1,600	1,597
5.450% due 10/02/2012	700	702

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	99

Protective Life Secured Trusts
2.647% due 11/09/2010	1,500	1,464

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	86

RBS Capital Trust III
5.512% due 09/29/2049	300	243

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	75

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	1,000	966

SunTrust Bank
2.921% due 05/21/2012	4,000	3,769

Textron Financial Corp.
2.941% due 02/25/2011	1,000	951

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	179

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Wachovia Corp.
2.961% due 06/01/2010	5,500	4,254
7.980% due 02/28/2049	1,100	460

Wells Fargo & Co.
5.625% due 12/11/2017	100	92

		38,785

INDUSTRIALS 4.0%

Amgen, Inc.
2.889% due 11/28/2008	50	50
6.900% due 06/01/2038	100	97

Anadarko Petroleum Corp.
3.219% due 09/15/2009	5,000	4,942

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$10	$10
3.249% due 03/13/2009	100	100
3.331% due 10/31/2008	100	99

Dell, Inc.
5.650% due 04/15/2018	100	92

Diageo Capital PLC
2.902% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

EnCana Corp.
4.600% due 08/15/2009	2,900	2,898

Gaz Capital S.A.
8.625% due 04/28/2034	100	94

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,856

International Business Machines Corp.
3.375% due 07/28/2011	2,200	2,199
5.700% due 09/14/2017	400	388

Kimberly-Clark Corp.
2.899% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	89

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	1,400	1,348

Oracle Corp.
5.750% due 04/15/2018	200	186

Suncor Energy, Inc.
6.100% due 06/01/2018	200	183

Time Warner, Inc.
3.034% due 11/13/2009	2,700	2,593

Union Pacific Corp.
5.700% due 08/15/2018	100	93

		17,826

UTILITIES 2.3%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,943

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	1,800	1,791

Dominion Resources, Inc.
2.984% due 11/14/2008	40	40
3.866% due 06/17/2010	400	399

Ohio Power Co.
2.971% due 04/05/2010	100	98

Pepco Holdings, Inc.
3.435% due 06/01/2010	4,000	3,946

Verizon Communications, Inc.
2.838% due 04/03/2009	50	50

		10,267

Total Corporate Bonds & Notes (Cost $70,882)		66,878

MUNICIPAL BONDS & NOTES 0.4%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,000	1,041

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	221

See Accompanying Notes	Semiannual Report	September 30, 2008	135

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$91

Total Municipal Bonds & Notes (Cost $1,470)		1,455

U.S. GOVERNMENT AGENCIES 74.5%

Fannie Mae
5.000% due 02/25/2017 - 07/01/2038	9,001	8,778
5.500% due 02/01/2037 - 11/01/2038	146,414	145,963
6.000% due 08/01/2027 - 10/01/2038	142,669	144,379
6.500% due 09/01/2037	842	865

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	464	454
2.718% due 02/15/2019	241	235
3.247% due 12/25/2036	58	56
4.250% due 09/15/2024	34	35
4.875% due 06/13/2018	400	406
5.000% due 02/16/2017 - 12/14/2018	5,400	5,509
5.500% due 09/01/2037 - 10/01/2038	17,654	17,563
6.000% due 07/01/2038	896	908

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	988	1,004

Small Business Administration
5.290% due 12/01/2027	194	192
6.020% due 08/01/2028	3,100	3,172

Total U.S. Government Agencies (Cost $328,095)		329,519

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	1,890	1,643
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	100	101
4.250% due 08/15/2013	100	106

Total U.S. Treasury Obligations (Cost $3,132)		2,941

MORTGAGE-BACKED SECURITIES 2.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	4,300	3,665

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	2,100	1,823

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	49	45

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,238	1,181

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	72	44
3.407% due 06/25/2037	251	154
3.855% due 02/25/2036	27	16

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	46	41
4.797% due 11/25/2034	35	31

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57
5.993% due 08/10/2045	1,000	856

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
5.248% due 11/25/2035	$82	$71

Harborview Mortgage Loan Trust
3.200% due 12/19/2036	2,601	1,523

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	15	14

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	14	14

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	83
5.440% due 06/12/2047	1,500	1,255

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1	1

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	13	11

Structured Asset Securities Corp.
3.257% due 05/25/2036	11	11
5.034% due 10/25/2035	13	11

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	4	4

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	77	75

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	47	41
4.198% due 09/25/2046	7	5
4.198% due 10/25/2046	18	12

Total Mortgage-Backed Securities (Cost $11,866)		11,144

ASSET-BACKED SECURITIES 7.1%

Access Group, Inc.
4.093% due 10/27/2025	2,100	2,076

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	25	24

ACE Securities Corp.
3.267% due 10/25/2036	10	10
3.287% due 10/25/2036	5	5

American Express Credit Account Master Trust
2.988% due 02/15/2012	4	4

Asset-Backed Funding Certificates
3.267% due 10/25/2036	2	2

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	7	7
3.482% due 09/25/2034	1	1

BA Credit Card Trust
2.528% due 11/17/2014	600	563

Bear Stearns Asset-Backed Securities Trust
3.287% due 10/25/2036	18	18
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	71	65

Chase Credit Card Master Trust
2.598% due 02/15/2011	10	10

Chase Issuance Trust
2.478% due 07/15/2011	5,225	5,190
2.498% due 02/15/2011	5,635	5,625
2.938% due 01/15/2012	200	197
3.238% due 08/17/2015	300	284
4.319% due 09/15/2015	3,800	3,790

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 07/25/2045	$145	$132
3.317% due 08/25/2036	88	85

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	1	1
3.257% due 05/25/2037	35	34
3.257% due 03/25/2047	4	4
3.257% due 05/25/2047	20	20
3.267% due 03/25/2037	5	5
3.287% due 10/25/2037	118	113
3.297% due 05/25/2037	1,666	1,560
3.317% due 10/25/2046	3	3
3.387% due 09/25/2036	210	194

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	72	67

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 10/25/2036	41	40
3.257% due 11/25/2036	15	14
3.267% due 06/25/2036	6	6

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	93	93

Fremont Home Loan Trust
3.277% due 02/25/2037	5	5

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	7	6

GSAMP Trust
3.277% due 09/25/2036	6	6
3.277% due 12/25/2036	59	54

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	23	22
3.458% due 01/20/2035	31	26

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	700	692

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	51	49
3.337% due 04/25/2047	148	142

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	937	912
3.257% due 10/25/2036	96	91
3.257% due 06/25/2037	2,963	2,679
3.267% due 04/25/2037	67	62
3.287% due 03/25/2037	176	165

Lehman XS Trust
3.277% due 05/25/2046	5	5
3.287% due 11/25/2046	13	12
3.327% due 11/25/2036	2	2

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	10	10

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	56	52

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	35	35

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	11	10
3.257% due 07/25/2036	35	32
3.257% due 09/25/2036	9	9
3.257% due 11/25/2036	43	42
3.267% due 05/25/2037	130	121

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	13	12

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	41	40

Option One Mortgage Loan Trust
3.247% due 02/25/2037	9	9
3.267% due 06/25/2037	129	123

Park Place Securities, Inc.
3.519% due 10/25/2034	7	6

136	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
3.297% due 01/25/2037	$852	$820

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	8	7

Residential Asset Securities Corp.
3.277% due 11/25/2036	8	8
3.277% due 02/25/2037	53	50

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	41	38

Saxon Asset Securities Trust
3.267% due 10/25/2046	5	4

SBI HELOC Trust
3.377% due 08/25/2036	8	7

SLM Student Loan Trust
2.780% due 04/25/2014	63	62
2.800% due 10/25/2016	58	57
2.810% due 10/26/2015	15	15
3.364% due 10/25/2017	2,500	2,429
3.480% due 07/25/2013	198	197

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	39	38
3.267% due 12/25/2036	10	10
3.287% due 06/25/2037	66	63

South Carolina State Student Loan Corp.
3.561% due 03/02/2020	700	671

South Carolina Student Loan Corp.
3.311% due 09/02/2014	192	191
3.361% due 03/01/2018	500	489
3.811% due 09/03/2024	600	572

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	12	11

Structured Asset Securities Corp.
3.257% due 10/25/2036	11	11

Wells Fargo Home Equity Trust
3.307% due 03/25/2037	45	43

Total Asset-Backed Securities (Cost $31,955)		31,524

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
2.901% due 06/01/2009	100	99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Korea Development Bank
2.928% due 04/03/2010		$100	$99
4.625% due 09/16/2010		3,300	3,235

Total Sovereign Issues (Cost $3,496)			3,433

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	162

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	253

Keycorp
5.164% due 11/22/2010		900	1,174

Morgan Stanley
5.293% due 03/01/2013		1,700	1,683

Total Foreign Currency-Denominated Issues (Cost $4,375)			3,272

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300	20

Total Convertible Preferred Stocks (Cost $173)			20

PREFERRED STOCKS 0.0%

DG Funding Trust
5.051% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 0.0%

Calyon Financial, Inc.
3.804% due 06/29/2010		$10	10

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		30	30

			40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.2%

Citibank N.A.
3.570% due 10/23/2008	$600	$598
3.580% due 10/23/2008	1,500	1,497

Federal Home Loan Bank
0.100% due 10/07/2008	7,800	7,800

		9,895

REPURCHASE AGREEMENTS 11.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	29,000	29,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $29,619. Repurchase proceeds are $29,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	16,189	16,189
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $16,517. Repurchase proceeds are $16,189.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	6,960	6,960
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $7,102. Repurchase proceeds are $6,960.)

		52,149

Total Short-Term Instruments (Cost $62,084)		62,084

PURCHASED OPTIONS (f) 0.1%
(Cost $417)		573

Total Investments 116.0% (Cost $517,966)		$512,863

Written Options (g) (0.0%)		(84)
(Premiums $62)

Other Assets and Liabilities (Net) (16.0%)		(69,807)

Net Assets 100.0%		$442,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $12,323 at a weighted average interest rate of 2.48%. On September 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $29,184 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	13	$10
90-Day Euribor June Futures	Long	06/2009	4	16
90-Day Euribor March Futures	Long	03/2009	7	23
90-Day Eurodollar December Futures	Long	12/2008	882	(840)
90-Day Eurodollar December Futures	Long	12/2009	16	0
90-Day Eurodollar June Futures	Long	06/2009	290	258
90-Day Eurodollar June Futures	Long	06/2010	4	1
90-Day Eurodollar March Futures	Long	03/2009	283	160
90-Day Eurodollar March Futures	Long	03/2010	13	2
90-Day Eurodollar September Futures	Long	09/2009	29	29

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	4	$1
E-mini Russell 2000 Index December Futures	Long	12/2008	6,613	(22,952)
Russell 2000 Index December Futures	Long	12/2008	8	(174)
S&P 500 Index December Futures	Short	12/2008	2	24
U.S. Treasury 10-Year Note December Futures	Long	12/2008	326	(336)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	10
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	12	26

				$(23,740)

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	$300	$(60)	$0	$(60)
CIT Group, Inc. 7.750% due 04/02/2012	5.650%	03/20/2013	MSC	21.975%	100	(30)	0	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	100	(12)	0	(12)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	DUB	36.581%	100	(48)	0	(48)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	300	(159)	(53)	(106)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	100	0	0	0
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	1,500	(173)	0	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	100	(2)	0	(2)

						$(491)	$(53)	$(438)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$300	$1	$(2)	$3
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,503	30	(22)	52
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	400	2	(6)	8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	1,700	10	(18)	28

					$43	$(48)	$91

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	$100	$1	$0	$1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	1	0	1

					$2	$0	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

138	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	(2)	(1)	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	5	2	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	20	(5)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	3	2	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,200	45	82	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	44	(20)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,100	12	3	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(53)	33	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		200	(9)	1	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(4)	2	(6)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	300	6	1	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(6)	(13)	7
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	(1)	0	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	(2)	(3)	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	(2)	(2)	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	1	(2)	3
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	5	0	5
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	8	0	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	15	28	(13)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	100	(4)	0	(4)

							$58	$172	$(114)

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$100.000	11/21/2008	354	$7	$6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	92.000	11/21/2008	152	3	2
Put - NYBEX Mini Russell 2000 Index December Futures	250.000	12/19/2008	3,046	72	30
Put - NYBEX Mini Russell 2000 Index December Futures	400.000	12/19/2008	100	2	11
Put - NYBEX Mini Russell 2000 Index January Futures	250.000	12/19/2008	300	4	4

				$88	$53

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	7	5
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	5

							$24	$18

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$12,000	$281	$501
Put - OTC Fannie Mae 5.500% due 10/01/2038	73.000	10/07/2008	25,000	3	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	85,000	10	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	86,000	10	1
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	6,900	1	0

				$305	$502

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	33	$18	$20
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	33	19	42

				$37	$62

See Accompanying Notes	Semiannual Report	September 30, 2008	139

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$100	$3	$2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6

							$25	$22

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	22	$1,000	$37
Sales	130	800	89
Closing Buys	(86)	(1,000)	(64)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	66	$800	$62

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Ginnie Mae	6.000%	10/01/2038	$900	$925	$912
U.S. Treasury Notes	2.000%	02/28/2010	200	200	201
U.S. Treasury Notes	2.125%	01/31/2010	300	300	302
U.S. Treasury Notes	2.125%	04/30/2010	100	100	101
U.S. Treasury Notes	2.375%	08/31/2010	6,300	6,349	6,367
U.S. Treasury Notes	2.875%	01/31/2013	600	602	606
U.S. Treasury Notes	3.125%	11/30/2009	500	506	512
U.S. Treasury Notes	3.250%	12/31/2009	100	101	102
U.S. Treasury Notes	3.500%	02/15/2010	100	103	103
U.S. Treasury Notes	4.250%	08/15/2013	200	211	214

				$9,397	$9,420

(6)	Market value includes $26 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Buy		HSBC	11	04/2009	0	0	0
Buy	BRL	HSBC	47	12/2008	0	(3)	(3)
Sell		MSC	260	12/2008	9	0	9
Buy		RBC	46	12/2008	0	(1)	(1)
Buy		UBS	193	12/2008	0	(4)	(4)
Sell		UBS	26	12/2008	2	0	2
Sell		RBC	46	06/2009	1	0	1
Buy	CNY	DUB	204	11/2008	0	0	0
Buy		JPM	217	11/2008	0	0	0
Buy		UBS	82	11/2008	0	0	0
Buy		BCLY	3,849	07/2009	0	(38)	(38)
Buy		DUB	10,657	07/2009	0	(110)	(110)
Buy		HSBC	3,642	07/2009	0	(33)	(33)
Buy		JPM	3,766	07/2009	0	(41)	(41)
Buy	EUR	BCLY	433	10/2008	0	(30)	(30)
Buy		BOA	80	10/2008	0	(5)	(5)
Buy		CITI	3,141	10/2008	12	(6)	6
Sell		CITI	3,042	10/2008	0	(10)	(10)
Buy		DUB	36	10/2008	0	(2)	(2)
Buy		GSC	168	10/2008	0	(9)	(9)
Buy		HSBC	120	10/2008	0	(8)	(8)
Buy		JPM	32	10/2008	0	(2)	(2)
Buy		MSC	40	10/2008	0	(3)	(3)
Sell		UBS	4,050	10/2008	226	0	226
Buy	GBP	BOA	1	10/2008	0	0	0
Buy		UBS	137	10/2008	0	(11)	(11)
Sell		UBS	678	11/2008	24	0	24
Buy	IDR	DUB	176,400	10/2008	0	0	0

140	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	2,022	11/2008	$0	$(4)	$(4)
Buy		DUB	1,034	11/2008	0	(4)	(4)
Buy		HSBC	2,636	11/2008	0	(9)	(9)
Buy		JPM	4,496	11/2008	0	(14)	(14)
Sell		JPM	1,787	11/2008	1	0	1
Buy	KWD	HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	139	11/2008	0	(3)	(3)
Buy		BOA	32	11/2008	0	(1)	(1)
Buy		HSBC	32	11/2008	0	(1)	(1)
Buy		JPM	26	11/2008	0	0	0
Buy		JPM	131	02/2009	0	(3)	(3)
Buy	PHP	HSBC	1,000	11/2008	0	(1)	(1)
Buy		JPM	1,400	11/2008	0	(2)	(2)
Buy		JPM	1,672	02/2009	0	(1)	(1)
Buy		MSC	500	02/2009	0	0	0
Sell	RUB	BCLY	460	11/2008	0	0	0
Buy		HSBC	1,811	11/2008	0	(3)	(3)
Sell		HSBC	1,351	11/2008	5	0	5
Buy		JPM	1,351	05/2009	0	(5)	(5)
Sell		UBS	1,351	05/2009	4	0	4
Buy	SAR	HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Buy	SGD	BCLY	61	11/2008	0	(2)	(2)
Sell		BCLY	10	11/2008	0	0	0
Buy		BOA	27	11/2008	0	(1)	(1)
Buy		CITI	45	11/2008	0	(1)	(1)
Buy		JPM	86	11/2008	0	(2)	(2)
Sell		JPM	10	11/2008	0	0	0
Sell		MSC	10	11/2008	0	0	0
Buy		UBS	27	11/2008	0	(1)	(1)
Sell		UBS	10	11/2008	0	0	0
Sell	ZAR	HSBC	2,009	12/2008	13	0	13
Buy		UBS	2,009	12/2008	0	0	0

					$297	$(374)	$(77)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$20	$496,439	$16,404	$512,863
Short Sales, at value	0	(9,394)	0	(9,394)
Other Financial Instruments ++	(23,740)	(558)	(64)	(24,362)

Total	$(23,720)	$486,487	$16,340	$479,107

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$22	$16,303	$1	$0	$94	$(16)	$16,404
Other Financial Instruments ++	(41)	0	0	0	(21)	(2)	(64)

Total	$(19)	$16,303	$1	$0	$73	$(18)	$16,340

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	141

Schedule of Investments  StocksPLUS® Long Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 17.2%

ABX Financing Co.
6.350% due 10/15/2036	$300	$248

American Express Co.
8.150% due 03/19/2038	300	268

American International Group, Inc.
6.250% due 05/01/2036	1,100	510

Bank of America Corp.
5.650% due 05/01/2018	500	422

Bank of America N.A.
6.000% due 10/15/2036	1,300	1,084

Barclays Bank PLC
7.700% due 04/29/2049	300	264

BNP Paribas
5.186% due 06/29/2049	700	537

Citigroup Funding, Inc.
3.852% due 05/07/2010	600	566

Citigroup, Inc.
5.875% due 05/29/2037	800	555
6.125% due 08/25/2036	600	390
6.625% due 06/15/2032	600	435
8.400% due 04/29/2049	500	341

Credit Suisse USA, Inc.
2.890% due 11/20/2009	300	298
3.268% due 11/20/2009	300	298

General Electric Capital Corp.
5.875% due 01/14/2038	600	443
6.750% due 03/15/2032	1,400	1,169

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,100	909
6.125% due 02/15/2033	880	635
6.750% due 10/01/2037	300	200

HBOS PLC
6.750% due 05/21/2018	500	420

HSBC Bank USA N.A.
5.875% due 11/01/2034	170	132

HSBC Holdings PLC
6.500% due 09/15/2037	1,600	1,362

John Deere Capital Corp.
3.567% due 06/10/2011	1,200	1,203

JPMorgan Chase & Co.
6.400% due 05/15/2038	1,000	865

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	1,700	1,232

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	500	2

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	139

Morgan Stanley
4.904% due 05/14/2010	600	438
6.625% due 04/01/2018	400	265
7.250% due 04/01/2032	400	219

Prudential Financial, Inc.
6.625% due 12/01/2037	500	420

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,300	1,122

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	1,026

UBS AG
5.875% due 12/20/2017	100	89

UBS Preferred Funding Trust V
6.243% due 05/12/2049	1,000	771

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
3.704% due 05/14/2010	$600	$491
5.850% due 02/01/2037	500	360
6.600% due 01/15/2038	300	178

Wachovia Corp.
2.861% due 12/01/2009	600	523

Wells Fargo & Co.
5.375% due 02/07/2035	200	147

Wells Fargo Bank N.A.
5.950% due 08/26/2036	600	470

		21,446

INDUSTRIALS 14.7%

Amgen, Inc.
6.375% due 06/01/2037	700	635
6.900% due 06/01/2038	200	194

Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,200	941

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	700	567

Apache Corp.
6.000% due 01/15/2037	300	254

AstraZeneca PLC
6.450% due 09/15/2037	800	765

Canadian National Railway Co.
6.375% due 11/15/2037	100	96

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	1,100	849

Comcast Corp.
6.500% due 11/15/2035	200	167
6.950% due 08/15/2037	600	512
7.050% due 03/15/2033	600	538

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	900	814

CSX Corp.
6.150% due 05/01/2037	600	465

Devon Energy Corp.
7.950% due 04/15/2032	400	412

Devon Financing Corp. ULC
7.875% due 09/30/2031	600	610

EnCana Corp.
6.500% due 08/15/2034	600	480

Energy Transfer Partners LP
6.625% due 10/15/2036	300	256

Enterprise Products Operating LP
5.750% due 03/01/2035	100	76

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	700	658

International Business Machines Corp.
5.875% due 11/29/2032	400	370

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	298
6.950% due 01/15/2038	700	600

Marathon Oil Corp.
6.600% due 10/01/2037	100	84

ONEOK Partners LP
6.850% due 10/15/2037	300	269

Philip Morris International, Inc.
6.375% due 05/16/2038	500	440

Suncor Energy, Inc.
6.500% due 06/15/2038	700	585
6.850% due 06/01/2039	300	261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Target Corp.
6.500% due 10/15/2037	$100	$92
7.000% due 01/15/2038	500	471

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	600	525

Time Warner Cable, Inc.
6.550% due 05/01/2037	600	486

Time Warner, Inc.
6.500% due 11/15/2036	800	608

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	86

United Technologies Corp.
6.125% due 07/15/2038	700	677

Valero Energy Corp.
6.625% due 06/15/2037	300	259

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	700	639
6.500% due 08/15/2037	800	751

Wyeth
5.950% due 04/01/2037	700	632

XTO Energy, Inc.
6.100% due 04/01/2036	290	240
6.750% due 08/01/2037	700	622

		18,284

UTILITIES 11.2%

Alabama Power Co.
6.125% due 05/15/2038	500	463

Appalachian Power Co.
6.700% due 08/15/2037	700	631

AT&T Corp.
8.000% due 11/15/2031	1,200	1,216

British Telecommunications PLC
9.125% due 12/15/2030	600	599

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	660

FirstEnergy Corp.
7.375% due 11/15/2031	700	651

France Telecom S.A.
8.500% due 03/01/2031	900	977

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	327
6.500% due 09/15/2037	1,100	965

Pacific Gas & Electric Co.
6.050% due 03/01/2034	900	795
6.350% due 02/15/2038	200	182

PSEG Power LLC
8.625% due 04/15/2031	400	433

Public Service Co. of Colorado
6.500% due 08/01/2038	700	665

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	899

Southern California Edison Co.
5.625% due 02/01/2036	600	523
6.000% due 01/15/2034	300	278

Sprint Capital Corp.
8.750% due 03/15/2032	600	469

Telecom Italia Capital S.A.
7.200% due 07/18/2036	800	631

Telefonica Emisiones SAU
7.045% due 06/20/2036	800	724

Verizon Communications, Inc.
5.850% due 09/15/2035	900	704
6.100% due 04/15/2018	500	462

142	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Virginia Electric and Power Co.
6.000% due 05/15/2037	$760	$659

		13,913

Total Corporate Bonds & Notes (Cost $64,583)		53,643

MUNICIPAL BONDS & NOTES 1.9%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	200	181

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	625

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	207

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	170	90

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007 Series 2007
5.000% due 08/01/2032	300	284

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	200	184

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	300	287

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	174

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	181

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	86

Total Municipal Bonds & Notes (Cost $2,474)		2,375

U.S. GOVERNMENT AGENCIES 35.1%

Fannie Mae
0.000% due 06/01/2017	700	472
3.407% due 10/27/2037	400	368
5.000% due 11/01/2036 - 04/01/2038 (d)	6,075	5,928
5.000% due 03/01/2038 - 11/01/2038	8,854	8,622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2037 (d)	$4,820	$4,811
5.500% due 10/01/2037 - 02/01/2038	1,613	1,610
6.000% due 04/18/2036	1,300	1,338
6.000% due 05/01/2036 - 05/01/2038 (d)	13,515	13,706
6.210% due 08/06/2038	500	570

Federal Home Loan Bank
4.250% due 12/18/2009	1,400	1,403
5.250% due 09/12/2014	900	937

Freddie Mac
5.500% due 08/23/2017	500	530

Ginnie Mae
5.500% due 10/20/2037	314	277

Small Business Administration
5.290% due 12/01/2027	389	384

Tennessee Valley Authority
4.500% due 04/01/2018	700	685
4.875% due 01/15/2048	400	382
5.500% due 06/15/2038	1,600	1,686

Total U.S. Government Agencies (Cost $43,321)		43,709

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	761	733

U.S. Treasury Strips
0.000% due 05/15/2026	600	265

Total U.S. Treasury Obligations (Cost $1,020)		998

MORTGAGE-BACKED SECURITIES 1.5%

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	692	658

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	700	593

Structured Asset Mortgage Investments, Inc.
3.427% due 05/25/2036	307	190

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	81	76

Wells Fargo Mortgage-Backed Securities Trust
4.515% due 11/25/2033	363	357

Total Mortgage-Backed Securities (Cost $2,045)		1,874

ASSET-BACKED SECURITIES 2.3%

Chase Issuance Trust
3.138% due 11/15/2011	600	595
3.388% due 05/16/2011	300	299

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
3.388% due 01/15/2011		$600	$594

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036		99	92

SLM Student Loan Trust
4.173% due 04/25/2023		1,300	1,305

Total Asset-Backed Securities (Cost $2,893)			2,885

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	3,750	1,741

Total Foreign Currency-Denominated Issues (Cost $2,149)			1,741

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		9,300	80

Total Convertible Preferred Stocks (Cost $698)			80

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS 4.6%

State Street Bank and Trust Co.
1.000% due 10/01/2008		$5,700	5,700
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $5,816. Repurchase proceeds are $5,700.)

Total Short-Term Instruments (Cost $5,700)			5,700

PURCHASED OPTIONS (g) 0.0%
(Cost $17)			34

Total Investments 90.8% (Cost $124,900)			$113,039

Written Options (h) (0.1%) (Premiums $69)			(121)

Other Assets and Liabilities (Net) 9.3%			11,550

Net Assets 100.0%			$124,468

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $1,841 at a weighted average interest rate of 3.561%. On September 30, 2008, securities valued at $24,446 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2008	143

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

(e)	Cash of $9,259 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	81	$68
90-Day Eurodollar March Futures	Long	03/2009	154	508
E-mini S&P 500 Index December Futures	Short	12/2008	117	227
S&P 500 Index December Futures	Long	12/2008	461	(10,055)
U.S. Treasury 5-Year Note December Futures	Long	12/2008	41	15
U.S. Treasury 10-Year Note December Futures	Long	12/2008	35	(27)
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	266	(150)

				$(9,414)

(f)	Swap agreements outstanding on September 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA		$12,300	$100	$89	$11
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		6,300	52	48	4
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		3,800	22	52	(30)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		100	5	(1)	6
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		3,400	152	(46)	198
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,800	169	(68)	237
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	4,200	10	(19)	29
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		4,100	9	(18)	27

							$519	$37	$482

(g)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value

Call - CME S&P 500 Index December Futures	$650.000	12/18/2008	90	$2	$26
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	41	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	35	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	232	4	3
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	223	6	3

				$14	$34

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 11/01/2038	$106.000	11/06/2008	$7,500	$1	$0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	7,000	1	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	9,000	1	0

				$3	$0

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	38	$28	$31
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	22	12	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	60	29	77

				$69	$121

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	242	200	134
Closing Buys	(96)	(200)	(57)
Expirations	(26)	0	(8)
Exercised	0	0	0

Balance at 09/30/2008	120	$0	$69

144	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2038	$5,500	$5,475	$5,479
Fannie Mae	6.000%	10/01/2038	10,000	10,058	10,120

				$15,533	$15,599

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	2,801	12/2008	$187	$0	$187
Sell		MSC	183	12/2008	5	0	5
Buy		RBC	2,433	12/2008	0	(56)	(56)
Buy		UBS	551	12/2008	0	(12)	(12)
Sell		RBC	2,433	06/2009	58	0	58
Buy	CNY	DUB	2,424	07/2009	0	(21)	(21)
Buy		HSBC	1,567	07/2009	0	(14)	(14)
Buy	GBP	BCLY	20	10/2008	0	(1)	(1)
Sell		UBS	443	11/2008	15	0	15
Sell	MXN	CITI	3,536	11/2008	10	0	10
Buy		RBC	3,536	11/2008	0	(12)	(12)
Buy		CITI	3,536	05/2009	0	(10)	(10)
Buy	PLN	HSBC	2,515	05/2009	0	(81)	(81)
Buy	RUB	DUB	10,223	11/2008	0	(14)	(14)
Sell		DUB	5,969	11/2008	19	0	19
Buy		HSBC	7,170	11/2008	0	(11)	(11)
Buy		HSBC	3,772	05/2009	0	(11)	(11)
Buy	SGD	BCLY	641	11/2008	0	(21)	(21)
Buy		BOA	312	11/2008	0	(12)	(12)
Buy		UBS	312	11/2008	0	(12)	(12)

					$294	$(288)	$6

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$108	$112,931	$0	$113,039
Short Sales, at value	0	(15,599)	0	(15,599)
Other Financial Instruments ++	(9,414)	367	0	(9,047)

Total	$(9,306)	$97,699	$0	$88,393

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$379	$0	$1	$0	$(12)	$(368)	$0
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$379	$0	$1	$0	$(12)	$(368)	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	145

Schedule of Investments  StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	12	11
4.176% due 03/22/2013	250	235
4.185% due 03/22/2013	23	22
4.438% due 03/22/2013	81	76

Total Bank Loan Obligations (Cost $2,264)		1,689

CORPORATE BONDS & NOTES 35.7%

BANKING & FINANCE 28.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	290

American Express Bank FSB
5.500% due 04/16/2013	500	458
6.000% due 09/13/2017	1,000	837

American Express Centurion Bank
6.000% due 09/13/2017	1,000	838

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	900	418

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	2,300	1,156

Associates Corp. of North America
7.000% due 02/10/2009	4,000	3,952

Bank of America Corp.
2.918% due 11/06/2009	400	391
5.375% due 09/11/2012	900	838
8.000% due 12/29/2049	6,600	5,231
8.125% due 12/29/2049	2,300	1,861

Barclays Bank PLC
5.450% due 09/12/2012	6,000	5,988
6.050% due 12/04/2017	600	559

Bear Stearns Cos. LLC
3.096% due 01/30/2009	700	696
6.400% due 10/02/2017	1,600	1,497
7.625% due 12/07/2009	552	558

BNP Paribas
5.186% due 06/29/2049	1,200	920

Calabash Re Ltd.
11.219% due 01/08/2010	700	709
13.719% due 01/08/2010	800	827

Citigroup Capital XXI
8.300% due 12/21/2077	400	298

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,049
6.000% due 08/15/2017	1,900	1,612
6.125% due 08/25/2036	1,200	780
8.400% due 04/29/2049	2,800	1,909

DnB NOR Bank ASA
2.858% due 10/13/2009	600	599

Export-Import Bank of China
4.875% due 07/21/2015	100	94

General Electric Capital Corp.
5.875% due 01/14/2038	500	369

GMAC LLC
6.000% due 12/15/2011	100	45

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	333
6.250% due 09/01/2017	1,200	1,006
6.750% due 10/01/2037	3,300	2,204

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59

HSBC Finance Corp.
2.899% due 03/12/2010	1,000	939

JPMorgan Chase & Co.
3.479% due 06/26/2009	500	499
6.000% due 01/15/2018	400	365
7.900% due 04/29/2049	300	253

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,194

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	234

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,126
6.875% due 04/25/2018	1,000	886

MetLife, Inc.
6.400% due 12/15/2036	300	187

Morgan Stanley
3.228% due 11/21/2008	500	493
4.904% due 05/14/2010	700	511

Mystic Re Ltd.
9.111% due 12/05/2008	800	800

National Australia Bank Ltd.
5.350% due 06/12/2013	400	385

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	497

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

SLM Corp.
2.940% due 07/27/2009	400	352

State Street Capital Trust IV
3.819% due 06/15/2037	100	66

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	879

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	90

U.S. Bancorp
3.191% due 02/04/2010	2,600	2,570

UBS AG
5.750% due 04/25/2018	200	174
5.875% due 12/20/2017	400	356

USB Capital IX
6.189% due 04/15/2049	100	49

Wachovia Corp.
7.980% due 02/28/2049	11,000	4,603

		59,050

INDUSTRIALS 5.4%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	800	791

AstraZeneca PLC
5.900% due 09/15/2017	300	296
6.450% due 09/15/2037	200	191

CODELCO, Inc.
6.150% due 10/24/2036	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$300	$299

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,628

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,160

Kraft Foods, Inc.
6.125% due 02/01/2018	500	469

Peabody Energy Corp.
7.875% due 11/01/2026	100	90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Rohm & Haas Co.
6.000% due 09/15/2017	400	372

Time Warner, Inc.
3.034% due 11/13/2009	600	576

Union Pacific Corp.
5.700% due 08/15/2018	800	747

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	287

		11,271

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,161

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	400	404

Qwest Corp.
7.625% due 06/15/2015	500	437

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	259

Telefonica Emisiones SAU
3.504% due 06/19/2009	700	696

		3,957

Total Corporate Bonds & Notes (Cost $91,942)		74,278

MUNICIPAL BONDS & NOTES 2.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	729

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,284

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	667

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	261

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	350

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	507

Total Municipal Bonds & Notes (Cost $5,460)		4,798

146	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 121.1%

Fannie Mae
3.267% due 12/25/2036	$280	$269
3.327% due 03/25/2034	186	179
3.557% due 03/25/2044	684	668
3.607% due 11/25/2032	66	65
4.028% due 08/01/2033 (f)	88	89
4.278% due 07/01/2044 (f)	105	105
4.323% due 05/01/2036 (f)	13	13
4.340% due 09/01/2033 (f)	768	790
4.668% due 05/25/2035	91	94
4.889% due 06/01/2033 (f)	233	238
5.000% due 11/01/2017 - 06/01/2037 (f)	23,843	23,560
5.000% due 04/25/2033 - 11/01/2038	2,021	1,965
5.168% due 12/01/2036 (f)	55	55
5.279% due 01/01/2036 (f)	321	323
5.329% due 09/01/2034 (f)	62	62
5.500% due 01/01/2021 - 06/01/2037 (f)	73,299	73,261
5.500% due 10/01/2038 - 11/01/2038	3,000	2,985
6.000% due 02/01/2036 - 08/01/2038 (f)	48,980	49,673
6.000% due 10/01/2038	50,500	51,108
6.500% due 10/01/2035 - 11/01/2037 (f)	8,588	8,817
7.000% due 09/01/2013	7	7

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	9,931	9,711
2.718% due 02/15/2019	3,612	3,521
4.213% due 03/01/2034 (f)	372	377
4.278% due 02/25/2045	58	53
4.875% due 06/13/2018	400	406
5.000% due 12/14/2018	200	188
5.500% due 08/15/2030	3	3
5.500% due 02/01/2038 - 04/01/2038 (f)	13,680	13,621
6.669% due 02/01/2024 (f)	19	20
8.000% due 01/01/2017 (f)	20	22
Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	42	43
6.000% due 12/15/2036 - 07/15/2037 (f)	5,280	5,365
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,050	1,011
5.520% due 06/01/2024	1,135	1,144
5.600% due 03/01/2029	2,200	2,206

Total U.S. Government Agencies (Cost $252,013)		252,022

U.S. TREASURY OBLIGATIONS 2.6%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	2,203	1,915
2.375% due 01/15/2025	2,448	2,366
2.625% due 07/15/2017	1,061	1,091

Total U.S. Treasury Obligations (Cost $5,774)		5,372

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	400	363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
4.135% due 05/25/2035	$453	$386
6.129% due 01/20/2047	487	330

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	99	100
6.500% due 09/25/2033	39	37

Bear Stearns Adjustable Rate Mortgage Trust
4.837% due 01/25/2034	125	117
5.040% due 04/25/2033	5	5
6.792% due 01/25/2034	7	6

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	476	292
5.370% due 05/25/2035	952	810
5.504% due 09/25/2035	204	165

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	148	138

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	174

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	486	297
6.000% due 10/25/2033	100	94

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	1,099	978
4.797% due 11/25/2034	604	531
5.250% due 02/20/2036	134	104

CS First Boston Mortgage Securities Corp.
5.549% due 05/25/2032	1	1

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	1,341	1,268

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	346	299

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	500	431
3.287% due 01/25/2047	614	583

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	200	171

GSR Mortgage Loan Trust
4.513% due 06/25/2034	343	307
5.248% due 11/25/2035	655	563
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.936% due 06/19/2034	9,900	8,236

Impac CMB Trust
3.472% due 07/25/2033	66	59

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	190	155

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,083
5.882% due 02/15/2051	100	86

JPMorgan Mortgage Trust
5.021% due 02/25/2035	379	330

MASTR Asset Securitization Trust
5.500% due 09/25/2033	35	33

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	168

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	220	179
4.910% due 12/25/2032	15	14

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145
4.207% due 10/25/2035	106	97
4.434% due 01/25/2029	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
3.607% due 02/25/2019	13	13
3.607% due 02/25/2034	89	81

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	379	362

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	486	404

Structured Asset Securities Corp.
5.034% due 10/25/2035	393	333

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	443	425

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	83

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
3.847% due 12/25/2027	1,082	951
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	61	57
4.055% due 11/25/2042	68	61
4.255% due 08/25/2042	45	40

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	785	712
4.950% due 03/25/2036	586	519
4.992% due 10/25/2035	3,842	3,671

Total Mortgage-Backed Securities (Cost $31,661)		27,657

ASSET-BACKED SECURITIES 12.8%

Access Group, Inc.
4.093% due 10/27/2025	1,500	1,483

ACE Securities Corp.
3.257% due 12/25/2036	147	138

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	18	13

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	134	133
3.367% due 05/25/2035	20	19

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	440	418
3.287% due 10/25/2036	183	176

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	1,652	1,578

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,000	999

Chase Issuance Trust
3.388% due 05/16/2011	2,500	2,497
4.319% due 09/15/2015	2,200	2,194

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	1,761	1,714
3.257% due 06/25/2037	1,928	1,876
3.257% due 05/25/2047	253	244
3.287% due 06/25/2037	365	350
3.687% due 12/25/2031	81	59

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	16	13

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	635	598
3.257% due 12/25/2036	260	252
3.277% due 12/25/2037	1,683	1,625

See Accompanying Notes	Semiannual Report	September 30, 2008	147

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fremont Home Loan Trust
3.257% due 10/25/2036	$1,225	$1,171
3.267% due 01/25/2037	333	314

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	207	201

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	454	442
3.257% due 10/25/2036	1,591	1,506

Lehman XS Trust
3.277% due 05/25/2046	67	65

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	1,058	1,024
3.487% due 10/25/2034	12	10

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	348	340

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	115	113
3.277% due 08/25/2036	671	652

Morgan Stanley ABS Capital I
3.257% due 10/25/2036	130	127

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	1,620	1,567

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	180	178
3.307% due 08/25/2046	1,359	1,308

Soundview Home Equity Loan Trust
3.287% due 01/25/2037	1,173	1,146

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	55	54

Total Asset-Backed Securities (Cost $27,353)		26,597

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	139

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,690

Total Foreign Currency-Denominated Issues (Cost $2,884)			1,829

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	186

Total Convertible Preferred Stocks (Cost $1,620)			186

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		217	2,214

Total Preferred Stocks (Cost $2,294)			2,214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$3,049	$3,049

(Dated 09/30/2008. Collateralized by Freddie Mac 4.150% due 01/29/2013 valued at $3,114. Repurchase proceeds are $3,049.)

U.S. TREASURY BILLS 1.8%
1.437% due 11/28/2008 - 12/26/2008 (b)(d)(e)	3,850	3,825

Total Short-Term Instruments (Cost $6,888)		6,874

PURCHASED OPTIONS (i) 0.6%
(Cost $1,911)		1,248

Total Investments 194.5% (Cost $432,163)		$404,858

Written Options (j) (0.7%) (Premiums $1,857)		(1,558)

Other Assets and Liabilities (Net) (93.8%)		(195,146)

Net Assets 100.0%		$208,154

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,726 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $213,244 at a weighted average interest rate of 2.448%. On September 30, 2008, securities valued at $173,936 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $15,761 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	19	$16
90-Day Euribor June Futures	Long	06/2009	8	31
90-Day Euribor March Futures	Long	03/2009	13	42
90-Day Eurodollar December Futures	Long	12/2008	486	(308)
90-Day Eurodollar December Futures	Long	12/2009	40	35
90-Day Eurodollar June Futures	Long	06/2009	155	146
90-Day Eurodollar June Futures	Long	06/2010	2	1
90-Day Eurodollar March Futures	Long	03/2009	361	246
90-Day Eurodollar March Futures	Long	03/2010	37	27
90-Day Eurodollar September Futures	Long	09/2009	50	73
90-Day Eurodollar September Futures	Long	09/2010	2	1
E-mini S&P 500 Index December Futures	Long	12/2008	271	(1,181)
S&P 500 Index December Futures	Long	12/2008	672	(15,997)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	147	(159)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	56	15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	131
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	101	215

				$(16,666)

148	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	5.170%	03/20/2013	RBS	21.975%	$400	$(125)	$0	$(125)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	700	(84)	0	(84)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	1,400	(198)	0	(198)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	700	(118)	0	(118)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	2,700	(1,430)	(479)	(951)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	400	(185)	0	(185)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	400	(184)	0	(184)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	200	(107)	0	(107)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	3,600	(11)	0	(11)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,200	(108)	0	(108)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	800	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	200	(169)	0	(169)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	4,000	(7)	0	(7)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	1,900	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	5.100%	03/20/2009	JPM	19.698%	500	(31)	0	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	2,400	(42)	0	(42)
Wachovia Corp. 3.625% due 02/17/2009	1.305%	03/20/2013	JPM	3.670%	1,300	(110)	0	(110)

						$(3,177)	$(479)	$(2,698)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$2,900	$284	$221	$63
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	9,300	910	674	236
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	1,300	127	98	29
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	500	3	(3)	6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,100	111	(112)	223
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,700	26	(62)	88
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	13,600	75	(83)	158

					$1,541	$729	$812

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,400	17	0	17
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	400	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	600	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	700	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(250)	$(30)	$(220)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	149

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	$(31)	$0	$(31)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	(8)	0	(8)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	(4)	2	(6)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	0	1	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(108)	(45)	(63)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	(45)	0	(45)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	(23)	(10)	(13)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	0	1	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	5	(1)	6
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	101	47	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	25	(9)	34
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		600	6	13	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		2,200	24	43	(19)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	46	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		3,200	34	24	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		6,900	(263)	(221)	(42)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(4)	(4)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(44)	15	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,900	(651)	474	(1,125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	(3)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(15)	3	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,700	(210)	165	(375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(89)	36	(125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	(4)	2	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(316)	145	(461)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	52	11	41
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	16	6	10
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,000	(7)	(7)	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	(3)	(6)	3
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	(3)	6	(9)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	(2)	11	(13)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		1,400	(2)	11	(13)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	(27)	(52)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	(8)	(7)	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	(53)	(78)	25
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	13	(26)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	4	(6)	10
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	10	(8)	18
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		900	(4)	(2)	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	2	0	2
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	4	0	4
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	30	25	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	89	91	(2)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	178	166	12
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(134)	(69)	(65)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(27)	(13)	(14)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(14)	4	(18)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	17	48	(31)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	1,100	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		300	(13)	0	(13)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(10)	1	(11)

							$(1,583)	$833	$(2,416)

150	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	74	$2	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	348	6	6
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	672	19	8
Put - CME S&P 500 Index October Futures	800.000	10/17/2008	180	14	22

				$41	$37

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$228
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	11,800	126	87
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	88	60
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	24
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	173
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	206
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	124

							$1,858	$1,208

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2038	$107.000	12/04/2008	$6,300	$1	$0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.688	10/17/2008	1,800	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.688	10/17/2008	2,500	1	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.250	12/12/2008	2,500	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.188	10/17/2008	8,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 01/31/2013	111.000	12/12/2008	14,400	2	1
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.875	12/12/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	2,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	22,400	3	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	29,000	3	0
Put - OTC Fannie Mae 6.500% due 10/01/2038	91.000	10/07/2008	6,600	1	0
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	78.500	10/24/2008	2,200	0	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.000	10/24/2008	2,400	0	1

				$12	$3

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	20	$11	$12
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	11	26

				$22	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 7,200	$182	$159
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,800	70	57
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	90	75
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,100	36	31
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,500	203	181
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	370	263
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	161
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	43
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	9,300	302	259
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	3,800	116	122

							$1,835	$1,520

See Accompanying Notes	Semiannual Report	September 30, 2008	151

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	262	28,000	1,036
Closing Buys	0	(29,300)	(276)
Expirations	(423)	0	(405)
Exercised	(26)	0	(19)

Balance at 09/30/2008	40	$63,600	$1,857

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,200	$7,099	$7,172
Freddie Mac	6.000%	10/01/2038	6,300	6,363	6,372
Ginnie Mae	6.000%	10/01/2038	6,000	6,169	6,082
U.S. Treasury Notes	2.000%	02/28/2010	1,800	1,797	1,806
U.S. Treasury Notes	2.125%	01/31/2010	2,500	2,501	2,518
U.S. Treasury Notes	2.125%	04/30/2010	1,600	1,600	1,623
U.S. Treasury Notes	2.375%	08/31/2010	3,300	3,325	3,334
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,445	14,537
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,124	2,155
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,224	1,230
U.S. Treasury Notes	3.500%	02/15/2010	900	923	925
U.S. Treasury Notes	4.250%	08/15/2013	800	847	855

				$48,417	$48,609

(6)	Market value includes $164 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Buy		HSBC	124	04/2009	0	(1)	(1)
Buy	AUD	MSC	330	10/2008	0	(14)	(14)
Sell		MSC	660	10/2008	14	(1)	13
Buy		UBS	249	10/2008	0	(17)	(17)
Sell	BRL	BNP	2	12/2008	0	0	0
Buy		CSFB	10,473	12/2008	0	(206)	(206)
Buy		HSBC	3,238	12/2008	0	(222)	(222)
Sell		HSBC	4,626	12/2008	136	0	136
Sell		MSC	6,914	12/2008	223	0	223
Sell		RBC	1,969	12/2008	46	0	46
Sell		UBS	200	12/2008	8	0	8
Buy		RBC	1,969	06/2009	0	(47)	(47)
Buy	CLP	MSC	64,260	12/2008	0	(17)	(17)
Buy	CNY	BCLY	408	11/2008	0	(1)	(1)
Buy		BOA	306	11/2008	0	(1)	(1)
Buy		DUB	1,487	11/2008	0	(3)	(3)
Buy		HSBC	333	11/2008	0	(1)	(1)
Buy		JPM	1,515	11/2008	0	(3)	(3)
Buy		UBS	306	11/2008	0	(1)	(1)
Buy		BCLY	1,958	07/2009	0	(20)	(20)
Buy		DUB	6,215	07/2009	0	(64)	(64)
Buy		HSBC	2,011	07/2009	0	(19)	(19)
Buy		JPM	1,776	07/2009	0	(20)	(20)
Buy	EUR	BCLY	384	10/2008	0	(27)	(27)
Buy		BOA	72	10/2008	0	(5)	(5)
Buy		CITI	2,366	10/2008	8	(15)	(7)
Sell		CITI	2,104	10/2008	0	(7)	(7)
Buy		DUB	94	10/2008	0	(5)	(5)
Buy		GSC	440	10/2008	0	(24)	(24)
Buy		HSBC	107	10/2008	0	(7)	(7)
Buy		JPM	28	10/2008	0	(2)	(2)
Buy		MSC	36	10/2008	0	(2)	(2)
Sell		UBS	3,526	10/2008	197	0	197
Buy	GBP	BOA	65	10/2008	0	(5)	(5)
Buy		UBS	862	10/2008	0	(67)	(67)
Sell		UBS	3,209	11/2008	111	0	111
Buy	IDR	DUB	1,538,600	10/2008	1	0	1

152	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	HSBC	951,000	10/2008	$1	$0	$1
Buy	INR	BCLY	11,204	11/2008	0	(23)	(23)
Buy		DUB	4,780	11/2008	0	(16)	(16)
Buy		HSBC	12,084	11/2008	0	(41)	(41)
Buy		JPM	22,167	11/2008	0	(66)	(66)
Sell		JPM	8,844	11/2008	5	0	5
Buy	KWD	HSBC	19	04/2009	0	(2)	(2)
Buy	MYR	BCLY	1,656	11/2008	0	(32)	(32)
Buy		BOA	216	11/2008	0	(4)	(4)
Buy		DUB	216	11/2008	0	(4)	(4)
Buy		HSBC	217	11/2008	0	(4)	(4)
Buy		JPM	194	11/2008	0	(3)	(3)
Buy		JPM	1,771	02/2009	0	(35)	(35)
Buy	PHP	HSBC	15,000	11/2008	0	(21)	(21)
Buy		JPM	14,700	11/2008	0	(18)	(18)
Buy		BCLY	3,300	02/2009	0	(3)	(3)
Buy		DUB	1,600	02/2009	0	(2)	(2)
Buy		HSBC	4,140	02/2009	0	(4)	(4)
Buy		JPM	5,753	02/2009	0	(5)	(5)
Buy		MLP	1,300	02/2009	0	(2)	(2)
Buy		MSC	4,600	02/2009	0	(5)	(5)
Buy		RBS	1,300	02/2009	0	(2)	(2)
Buy		LEH	900	12/2010	0	(1)	(1)
Sell		LEH	900	12/2010	0	(1)	(1)
Sell	RUB	BCLY	6,732	11/2008	6	0	6
Buy		HSBC	20,383	11/2008	0	(32)	(32)
Sell		HSBC	13,650	11/2008	49	0	49
Buy		JPM	13,650	05/2009	0	(48)	(48)
Sell		UBS	13,650	05/2009	43	0	43
Buy	SAR	HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Buy	SGD	BCLY	933	11/2008	0	(31)	(31)
Sell		BCLY	178	11/2008	0	0	0
Buy		BOA	910	11/2008	0	(35)	(35)
Buy		CITI	360	11/2008	0	(5)	(5)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	368	11/2008	0	(5)	(5)
Sell		JPM	178	11/2008	0	0	0
Sell		MSC	178	11/2008	0	0	0
Buy		UBS	911	11/2008	0	(35)	(35)
Sell		UBS	178	11/2008	0	0	0
Sell	ZAR	HSBC	379	12/2008	2	0	2
Buy		UBS	379	12/2008	0	0	0

					$850	$(1,342)	$(492)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$217	$403,158	$1,483	$404,858
Short Sales, at value	0	(48,445)	0	(48,445)
Other Financial Instruments ++	(16,666)	(6,500)	(145)	(23,311)

Total	$(16,449)	$348,213	$1,338	$333,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,485	$0	$0	$(2)	$0	$1,483
Other Financial Instruments ++	(80)	0	0	0	(29)	(36)	(145)

Total	$(80)	$1,485	$0	$0	$(31)	$(36)	$1,338

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	153

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.4%

BANKING & FINANCE 22.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$300	$290

American Express Centurion Bank
2.808% due 04/17/2009	1,200	1,169

American Express Co.
7.000% due 03/19/2018	600	530

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	400	186

American Honda Finance Corp.
2.874% due 03/09/2009	500	499

American International Group, Inc.
5.850% due 01/16/2018	400	201

ANZ National International Ltd.
2.842% due 08/07/2009	1,100	1,097

Bank of America Corp.
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	600	476
8.125% due 12/29/2049	3,800	3,075

Bank of Scotland PLC
2.829% due 07/17/2009	600	596
2.875% due 12/08/2010	3,000	2,705

Barclays Bank PLC
6.050% due 12/04/2017	200	186

Bear Stearns Cos. LLC
2.901% due 08/21/2009	200	198
3.014% due 08/15/2011	1,300	1,263
3.186% due 07/19/2010	300	294
3.852% due 03/30/2009	400	398
6.950% due 08/10/2012	1,100	1,112
7.250% due 02/01/2018	500	482

BNP Paribas
5.186% due 06/29/2049	200	153

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	186

Calabash Re Ltd.
11.219% due 01/08/2010	400	405

CIT Group, Inc.
2.946% due 01/30/2009	1,100	991
3.212% due 12/19/2008	100	99

Citigroup Capital XXI
8.300% due 12/21/2077	4,000	2,981

Citigroup Funding, Inc.
2.805% due 12/08/2008	100	100
3.190% due 04/23/2009	100	98
3.476% due 06/26/2009	200	195

Citigroup, Inc.
3.799% due 12/28/2009	300	290
5.300% due 10/17/2012	200	178
5.500% due 08/27/2012	500	449
5.500% due 04/11/2013	1,200	1,048
5.850% due 07/02/2013	200	176
6.000% due 08/15/2017	300	255
6.125% due 08/25/2036	100	65
8.400% due 04/29/2049	2,500	1,705

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	5,100	4,953

Foundation Re II Ltd.
9.557% due 11/26/2010	400	398

General Electric Capital Corp.
2.856% due 01/20/2010	700	695
6.375% due 11/15/2067	100	81

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	$300	$298
3.129% due 07/23/2009	20	19
3.294% due 12/22/2008	200	197
3.812% due 03/30/2009	200	193
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	900	750
6.250% due 09/01/2017	600	503
6.750% due 10/01/2037	1,500	1,002

HSBC Bank USA N.A.
2.957% due 06/10/2009	300	298

HSBC Finance Corp.
2.846% due 10/21/2009	200	190

HSBC Holdings PLC
6.500% due 05/02/2036	400	331
6.500% due 09/15/2037	100	85

International Lease Finance Corp.
3.031% due 05/24/2010	900	721

JPMorgan Chase & Co.
2.973% due 10/02/2009	500	500
6.000% due 01/15/2018	200	183

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

Keycorp
3.529% due 05/26/2009	2,700	2,643

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	39
2.881% due 10/22/2008 (a)	500	65
2.951% due 05/25/2010 (a)	3,300	429
3.005% due 07/18/2011 (a)	300	39
3.011% due 12/23/2010 (a)	200	26
3.052% due 11/10/2009 (a)	200	26
5.625% due 01/24/2013 (a)	300	39

MetLife, Inc.
6.400% due 12/15/2036	100	62

Morgan Stanley
2.912% due 02/09/2009	900	784
3.031% due 01/22/2009	100	97
4.904% due 05/14/2010	600	438
5.950% due 12/28/2017	200	126
6.250% due 08/28/2017	200	124

Mystic Re Ltd.
9.111% due 12/05/2008	300	300

National Australia Bank Ltd.
2.858% due 09/11/2009	400	399
5.350% due 06/12/2013	300	289

Nationwide Life Global Funding I
3.009% due 05/19/2010	3,400	3,394

Protective Life Secured Trusts
2.647% due 11/09/2010	3,000	2,928

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	3,000	2,238

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Santander U.S. Debt S.A. Unipersonal
2.846% due 10/21/2008	600	600

SLM Corp.
2.960% due 07/26/2010	100	76

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	144

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	80

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	$200	$179

UBS AG
3.714% due 05/05/2010	1,400	1,395
5.875% due 12/20/2017	200	178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	200	200

Wachovia Bank N.A.
3.250% due 03/23/2009	800	753

Wachovia Corp.
2.846% due 10/28/2008	400	398
2.921% due 10/15/2011	200	138
5.750% due 02/01/2018	600	451
7.980% due 02/28/2049	7,200	3,013

Wells Fargo & Co.
3.270% due 03/23/2010	800	793

		61,942

INDUSTRIALS 6.9%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	500	494

AstraZeneca PLC
5.900% due 09/15/2017	100	99
6.450% due 09/15/2037	100	96

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	302

Comcast Corp.
3.088% due 07/14/2009	400	391

Daimler Finance North America LLC
3.169% due 03/13/2009	200	199
3.241% due 08/03/2009	300	299
3.249% due 03/13/2009	300	299

Diageo Capital PLC
2.902% due 11/10/2008	600	599

Gaz Capital S.A.
6.212% due 11/22/2016	100	79

General Electric Co.
2.854% due 12/09/2008	400	399

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	4,800	4,782

International Business Machines Corp.
5.700% due 09/14/2017	2,000	1,941

Kraft Foods, Inc.
6.125% due 02/01/2018	200	188

Oracle Corp.
4.950% due 04/15/2013	700	698
5.750% due 04/15/2018	700	651

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Reynolds American, Inc.
3.519% due 06/15/2011	2,360	2,248

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Safeway, Inc.
4.119% due 03/27/2009	1,300	1,291

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	500	500
5.500% due 02/16/2012	700	706

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,736

Union Pacific Corp.
5.700% due 08/15/2018	600	560

154	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
6.375% due 10/01/2010	$100	$98

		18,924

UTILITIES 2.0%

Appalachian Power Co.
6.600% due 05/01/2009	3,100	3,134

Enel Finance International S.A.
6.800% due 09/15/2037	700	687

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	84

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	201

Southern California Edison Co.
2.891% due 02/02/2009	200	200

Telefonica Emisiones SAU
3.504% due 06/19/2009	1,000	994

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193

		5,493

Total Corporate Bonds & Notes (Cost $102,181)		86,359

MUNICIPAL BONDS & NOTES 1.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	833

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	810

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	77

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	477

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	22

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	757

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	86

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	253

Total Municipal Bonds & Notes (Cost $3,715)		3,315

U.S. GOVERNMENT AGENCIES 83.3%

Fannie Mae
3.557% due 09/25/2042	185	182
4.239% due 06/01/2034	541	546
4.422% due 09/01/2035	134	135
4.637% due 07/01/2035	142	142
4.672% due 12/01/2033	77	78
4.696% due 12/01/2033	46	46
4.832% due 06/01/2035	262	263
4.927% due 09/01/2035	156	157
4.980% due 06/01/2035	248	249
5.000% due 10/01/2035 - 10/01/2038	15,074	14,686

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 03/01/2036 - 01/01/2038 (e)	$11,024	$10,758
5.009% due 11/01/2035	33	34
5.468% due 03/01/2035	28	29
5.500% due 11/01/2021 - 11/01/2038	42,972	42,858
5.500% due 05/01/2035 - 07/01/2038 (e)	41,090	41,019
5.925% due 10/01/2034	17	17
6.000% due 10/01/2026 - 09/01/2038 (e)	49,262	49,967
6.000% due 02/01/2027 - 10/01/2038	41,724	42,243
6.500% due 10/01/2037 - 11/01/2037 (e)	1,989	2,042

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	4,233	4,139
2.718% due 02/15/2019	1,445	1,408
2.888% due 06/15/2018	24	24
4.692% due 06/01/2035	382	378
4.839% due 11/01/2034	144	146
4.875% due 06/13/2018	500	508
5.000% due 02/16/2017 - 01/15/2024	5,950	6,087
5.500% due 08/15/2030 - 10/01/2038	1,000	994
5.500% due 02/01/2038 - 09/01/2038 (e)	5,736	5,711
6.000% due 08/01/2027	592	602
6.000% due 09/01/2038 (e)	2,690	2,726

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037	1,202	1,222

Small Business Administration
5.520% due 06/01/2024	18	18

Total U.S. Government Agencies (Cost $228,785)		229,414

U.S. TREASURY OBLIGATIONS 2.2%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,149	2,738
2.000% due 01/15/2016	773	762
2.625% due 07/15/2017	1,483	1,524

U.S. Treasury Notes
3.125% due 11/30/2009	1,000	1,015

Total U.S. Treasury Obligations (Cost $6,331)		6,039

MORTGAGE-BACKED SECURITIES 5.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	37	25

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.929% due 05/10/2045	300	272

Banc of America Funding Corp.
4.135% due 05/25/2035	65	55

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	222	217

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	136	133
4.772% due 11/25/2034	129	119
5.071% due 11/25/2034	407	388

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	11	9
5.504% due 09/25/2035	51	41

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	74	69
4.900% due 12/25/2035	107	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$200	$174

Countrywide Alternative Loan Trust
3.487% due 02/25/2037	707	459
4.500% due 06/25/2035	261	259

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	458	407
4.797% due 11/25/2034	249	219
5.250% due 02/20/2036	67	52

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	48	47

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	100	86

GSR Mortgage Loan Trust
4.539% due 09/25/2035	200	172
5.248% due 11/25/2035	327	282

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.200% due 12/19/2036	1,647	965
3.250% due 05/19/2035	51	33

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,467
5.882% due 02/15/2051	100	85

JPMorgan Mortgage Trust
5.021% due 02/25/2035	126	110

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	100	99

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	46	42

Mellon Residential Funding Corp.
2.928% due 12/15/2030	485	450
2.947% due 06/15/2030	6	6

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,332
5.485% due 03/12/2051	100	84

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	63	51
5.279% due 05/25/2033	181	165

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,453

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	116	69
4.580% due 02/25/2034	163	147
5.288% due 08/25/2034	229	210

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	67	43

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	190	182

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	892	815
5.509% due 04/15/2047	100	84

WaMu Mortgage Pass-Through Certificates
4.055% due 11/25/2042	29	26
4.198% due 10/25/2046	651	424

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	362	329
4.950% due 03/25/2036	293	259

Total Mortgage-Backed Securities (Cost $17,409)		15,882

See Accompanying Notes	Semiannual Report	September 30, 2008	155

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 7.4%

ACE Securities Corp.
3.267% due 10/25/2036	$177	$171

American Express Credit Account Master Trust
2.988% due 02/15/2012	48	47

Argent Securities, Inc.
3.257% due 09/25/2036	37	36

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	1	1
3.482% due 09/25/2034	72	63

BA Credit Card Trust
3.688% due 12/16/2013	1,800	1,769

Chase Issuance Trust
3.138% due 11/15/2011	2,400	2,381
4.319% due 09/15/2015	2,700	2,693

Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037	595	545

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047	97	95
3.277% due 06/25/2037	147	142
3.687% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	465	465

GSR Mortgage Loan Trust
3.307% due 11/25/2030	2	2

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	99	92

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	49	48

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	532	507
3.487% due 10/25/2034	9	7

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	3,600	3,314

Park Place Securities, Inc.
3.519% due 10/25/2034	325	274

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036		$153	$143

Residential Asset Securities Corp.
3.277% due 11/25/2036		112	109

SLM Student Loan Trust
2.790% due 10/27/2014		544	539
2.800% due 01/25/2018		39	39
3.364% due 10/25/2017		4,900	4,761
3.480% due 07/25/2013		1,975	1,974

Structured Asset Securities Corp.
3.257% due 10/25/2036		186	176

Total Asset-Backed Securities (Cost $21,065)			20,394

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		9	9

Total Sovereign Issues (Cost $9)			9

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	600	787

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,605

Total Foreign Currency-Denominated Issues (Cost $3,448)			2,392

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.051% due 12/31/2049		85	867

Total Preferred Stocks (Cost $904)			867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 28.8%

COMMERCIAL PAPER 2.3%

Federal Home Loan Bank
0.100% due 10/07/2008	$6,200	$6,200

REPURCHASE AGREEMENTS 25.6%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	69,000	69,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $70,472. Repurchase proceeds are $69,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,527	1,527
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,560. Repurchase proceeds are $1,527.)

		70,527

U.S. TREASURY BILLS 0.9%
1.134% due 11/28/2008 - 12/26/2008 (b)(d)	2,530	2,513

Total Short-Term Instruments (Cost $79,251)		79,240

PURCHASED OPTIONS (h) 0.4%
(Cost $1,059)		1,071

Total Investments 161.6% (Cost $464,157)		$444,982

Written Options (i) (0.2%) (Premiums $668)		(582)

Other Assets and Liabilities (Net) (61.4%)		(168,967)

Net Assets 100.0%		$275,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,513 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $56,744 at a weighted average interest rate of 2.465%. On September 30, 2008, securities valued at $111,359 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $24,676 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	20	$16
90-Day Euribor June Futures	Long	06/2009	8	32
90-Day Euribor March Futures	Long	03/2009	14	45
90-Day Eurodollar December Futures	Long	12/2008	585	728
90-Day Eurodollar December Futures	Long	12/2009	70	21
90-Day Eurodollar June Futures	Long	06/2009	244	175
90-Day Eurodollar June Futures	Long	06/2010	3	1
90-Day Eurodollar March Futures	Long	03/2009	301	390
90-Day Eurodollar March Futures	Long	03/2010	55	25
90-Day Eurodollar September Futures	Long	09/2009	160	138
90-Day Eurodollar September Futures	Long	09/2010	3	1
E-mini S&P 500 Index December Futures	Short	12/2008	875	2,143
S&P 500 Index December Futures	Short	12/2008	763	3,385
U.S. Treasury 5-Year Note December Futures	Long	12/2008	75	29
U.S. Treasury 10-Year Note December Futures	Long	12/2008	23	(19)

156	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	38	$(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	94
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	139

				$7,304

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.880%	03/20/2013	RBS	1.386%	$8,200	$(163)	$0	$(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	08/20/2016	MSC	2.085%	500	(3)	0	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	800	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	100	(8)	0	(8)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	300	(139)	0	(139)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	300	(138)	0	(138)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	2,600	(1,378)	(462)	(916)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	1,300	(4)	0	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	100	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	2.480%	02/20/2013	MSC	4.293%	1,000	(64)	0	(64)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	100	(84)	0	(84)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	1,400	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	200	(1)	0	(1)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	800	(1)	0	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	0.620%	08/20/2011	BCLY	1.390%	500	(10)	0	(10)
Russia Government International Bond 7.500% due 03/31/2030	0.495%	08/20/2011	BCLY	2.535%	500	(27)	0	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	300	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	700	(12)	0	(12)

						$(2,161)	$(462)	$(1,699)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$500	$3	$(3)	$6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	13,300	74	(71)	145
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,800	27	(62)	89
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	81	(89)	170

					$190	$(229)	$419

See Accompanying Notes	Semiannual Report	September 30, 2008	157

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,300	15	0	15
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	500	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	600	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(44)	$(30)	$(14)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	$(13)	$0	$(13)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	(9)	0	(9)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	(4)	0	(4)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	(1)	1	(2)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	(1)	0	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(43)	(18)	(25)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	(18)	0	(18)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	(16)	(7)	(9)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	0	0	0
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	12	34	(22)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	3	(1)	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	30	14	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	25	(8)	33
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		3,100	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		1,500	34	61	(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		2,600	16	30	(14)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	28	10	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,700	(35)	19	(54)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(64)	(54)	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(40)	13	(53)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(7)	(2)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		600	(14)	3	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,200	(27)	2	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,100	(98)	33	(131)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(183)	37	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(27)	12	(39)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	(18)	8	(26)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	56	12	44
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	(4)	(9)	5
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	(1)	3	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	(1)	2	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0	5	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	(1)	5	(6)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	(9)	(17)	8
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	(1)	(2)	1
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	(19)	(27)	8
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	5	(11)	16

158	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC	GBP	100	$1	$(3)	$4
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,200	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	(13)	3	(16)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	3	0	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	5	0	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	15	12	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	44	45	(1)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	89	80	9
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(54)	(27)	(27)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$500	(27)	(13)	(14)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	200	(2)	0	(2)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(21)	0	(21)

							$(435)	$238	$(673)

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	826	$24	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	97.000	11/21/2008	75	0	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	94.000	11/21/2008	86	1	1

				$25	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$127	$92
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,900	52	36
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	26
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	66
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	48
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	66

							$643	$428

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$9,000	$211	$375
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	7,000	177	266
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	10,000	1	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	5,000	1	0

				$391	$641

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	25	$14	$15
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	25	14	32

				$28	$47

See Accompanying Notes	Semiannual Report	September 30, 2008	159

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$64
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	44
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	23
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,200	40	33
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	99	84
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	88	78
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	26	18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	96	64
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	21
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	97	84

							$640	$535

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	218	$21,500	$653
Sales	263	11,900	535
Closing Buys	(431)	(12,000)	(520)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	50	$21,400	$668

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	10/01/2038	$9,500	$9,717	$9,614
Ginnie Mae	6.000%	10/01/2038	1,300	1,336	1,318
Treasury Inflation Protected Securities	2.625%	07/15/2017	742	783	767
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,497	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,100	2,101	2,115
U.S. Treasury Notes	2.125%	04/30/2010	1,400	1,400	1,421
U.S. Treasury Notes	2.375%	08/31/2010	4,600	4,634	4,648
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,809	2,827
U.S. Treasury Notes	3.125%	11/30/2009	2,000	2,022	2,047
U.S. Treasury Notes	3.250%	12/31/2009	600	609	615
U.S. Treasury Notes	3.500%	02/15/2010	800	821	822
U.S. Treasury Notes	4.250%	08/15/2013	700	741	744

				$28,470	$28,443

(6)	Market value includes $83 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Buy		HSBC	57	04/2009	0	0	0
Sell	BRL	BNP	134	12/2008	0	0	0
Buy		HSBC	8,363	12/2008	0	(452)	(452)
Sell		HSBC	133	12/2008	0	0	0
Sell		JPM	409	12/2008	12	0	12
Sell		MSC	1,005	12/2008	21	0	21
Sell		UBS	1,414	12/2008	36	0	36
Buy	CNY	BCLY	380	11/2008	0	(1)	(1)
Buy		BOA	285	11/2008	0	(1)	(1)
Buy		DUB	1,392	11/2008	0	(3)	(3)
Buy		HSBC	306	11/2008	0	(1)	(1)
Buy		JPM	1,413	11/2008	0	(3)	(3)
Buy		UBS	285	11/2008	0	(1)	(1)
Buy		BCLY	1,912	07/2009	0	(20)	(20)
Buy		DUB	7,041	07/2009	0	(73)	(73)
Buy		HSBC	2,164	07/2009	0	(20)	(20)
Buy		JPM	2,531	07/2009	0	(28)	(28)
Buy	EUR	BCLY	446	10/2008	0	(31)	(31)
Buy		BNP	197	10/2008	0	(11)	(11)
Buy		BOA	82	10/2008	0	(5)	(5)
Buy		CITI	2,927	10/2008	11	(13)	(2)
Sell		CITI	2,696	10/2008	0	(9)	(9)
Buy		DUB	83	10/2008	0	(5)	(5)

160	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	GSC	193	10/2008	$0	$(11)	$(11)
Buy		HSBC	123	10/2008	0	(8)	(8)
Buy		JPM	33	10/2008	0	(2)	(2)
Buy		MSC	41	10/2008	0	(3)	(3)
Sell		UBS	4,125	10/2008	230	0	230
Buy	GBP	BOA	55	10/2008	0	(4)	(4)
Buy		UBS	782	10/2008	0	(61)	(61)
Sell		UBS	2,933	11/2008	101	0	101
Buy	IDR	DUB	970,200	10/2008	1	0	1
Buy	INR	BCLY	4,422	11/2008	0	(9)	(9)
Buy		DUB	1,907	11/2008	0	(6)	(6)
Buy		HSBC	4,825	11/2008	0	(16)	(16)
Buy		JPM	8,851	11/2008	0	(27)	(27)
Sell		JPM	3,528	11/2008	2	0	2
Buy	KWD	HSBC	9	04/2009	0	(1)	(1)
Buy	MYR	BCLY	676	11/2008	0	(13)	(13)
Buy		BOA	200	11/2008	0	(4)	(4)
Buy		DUB	200	11/2008	0	(4)	(4)
Buy		HSBC	197	11/2008	0	(3)	(3)
Buy		JPM	178	11/2008	0	(3)	(3)
Buy		JPM	582	02/2009	0	(11)	(11)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	7,900	11/2008	0	(10)	(10)
Buy		BCLY	1,800	02/2009	0	(2)	(2)
Buy		DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,190	02/2009	0	(2)	(2)
Buy		JPM	3,386	02/2009	0	(3)	(3)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,100	02/2009	0	(2)	(2)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	HSBC	8,555	11/2008	0	(14)	(14)
Sell		HSBC	8,555	11/2008	31	0	31
Buy		JPM	8,555	05/2009	0	(29)	(29)
Sell		UBS	8,555	05/2009	27	0	27
Buy	SAR	HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Buy	SGD	BCLY	311	11/2008	0	(10)	(10)
Sell		BCLY	74	11/2008	0	0	0
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		CITI	333	11/2008	0	(5)	(5)
Buy		JPM	911	11/2008	0	(27)	(27)
Sell		JPM	74	11/2008	0	0	0
Sell		MSC	74	11/2008	0	0	0
Buy		UBS	150	11/2008	0	(6)	(6)
Sell		UBS	74	11/2008	0	0	0
Sell	ZAR	HSBC	150	12/2008	1	0	1
Buy		UBS	150	12/2008	0	0	0

					$473	$(994)	$(521)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$444,982	$0	$444,982
Short Sales, at value	0	(28,360)	0	(28,360)
Other Financial Instruments ++	7,304	(3,027)	(50)	4,227

Total	$7,304	$413,595	$(50)	$420,849

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$571	$(43)	$0	$0	$(104)	$(424)	$0
Other Financial Instruments ++	(22)	0	0	0	(16)	(12)	(50)

Total	$549	$(43)	$0	$0	$(120)	$(436)	$(50)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	161

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.820% due 08/03/2012	$46,169	$31,360

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,048	928
4.551% due 12/20/2012	773	685
4.567% due 12/20/2012	8,905	7,891

HCA, Inc.
6.012% due 11/18/2013	19,602	17,237

Total Bank Loan Obligations (Cost $74,562)		58,101

CORPORATE BONDS & NOTES 18.8%

BANKING & FINANCE 14.5%

ACE INA Holdings, Inc.
5.600% due 05/15/2015	7,500	7,109

Allstate Life Global Funding II
3.461% due 05/21/2010	1,800	1,791

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	43,300	41,841

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	7,000	6,850

American Express Bank FSB
5.500% due 04/16/2013	14,700	13,467
6.000% due 09/13/2017	23,900	19,993

American Express Centurion Bank
2.568% due 07/13/2010	5,000	4,581
6.000% due 09/13/2017	24,800	20,787

American Express Co.
7.000% due 03/19/2018	25,740	22,755
8.150% due 03/19/2038	7,390	6,613

American Honda Finance Corp.
3.954% due 06/20/2011	54,400	54,295

American International Group, Inc.
5.850% due 01/16/2018	22,500	11,310
8.175% due 05/15/2058	23,800	3,813
8.250% due 08/15/2018	12,500	7,272

ANZ National International Ltd.
6.200% due 07/19/2013	33,200	32,988

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	15,000	14,932

Bank of America Corp.
2.918% due 11/06/2009	9,600	9,389
5.650% due 05/01/2018	84,300	71,130
8.000% due 12/29/2049	14,700	11,651
8.125% due 12/29/2049	111,600	90,306

Bank of Scotland PLC
2.829% due 07/17/2009	4,600	4,572
2.875% due 12/08/2010	5,000	4,508

Barclays Bank PLC
6.050% due 12/04/2017	41,300	38,478
7.434% due 09/29/2049	8,500	6,928
7.700% due 04/29/2049	36,800	32,431

Bear Stearns Cos. LLC
6.950% due 08/10/2012	26,500	26,793
7.250% due 02/01/2018	15,000	14,460

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,846

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	929

Caelus Re Ltd.
9.061% due 06/07/2011	3,900	3,803

Calabash Re Ltd.
11.219% due 01/08/2010	4,100	4,152
13.719% due 01/08/2010	2,400	2,479

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Caterpillar Financial Services Corp.
2.867% due 05/18/2009	$2,400	$2,397

CIT Group, Inc.
5.000% due 11/24/2008 (h)	24,000	23,250

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	5,000	4,918

Citigroup, Inc.
2.836% due 01/30/2009	4,600	4,552
3.799% due 12/28/2009	49,400	47,818
5.500% due 04/11/2013	21,000	18,348
6.125% due 05/15/2018	69,900	57,977
8.400% due 04/29/2049	56,800	38,733

Credit Suisse New York
5.000% due 05/15/2013	34,900	32,374

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,629

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	200	123
7.250% due 10/25/2011	15,825	10,080
7.800% due 06/01/2012	1,000	622
7.875% due 06/15/2010	5,400	4,124

Foundation Re Ltd.
6.907% due 11/24/2008	4,500	4,457

Foundation Re II Ltd.
9.557% due 11/26/2010	10,500	10,434

General Electric Capital Corp.
2.795% due 10/24/2008	8,800	8,793
2.859% due 12/12/2008	8,600	8,574
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	6,198
6.750% due 10/01/2037	63,000	42,078

HBOS PLC
6.750% due 05/21/2018	14,500	12,170

HSBC Finance Corp.
2.846% due 10/21/2009	600	569

International Lease Finance Corp.
6.625% due 11/15/2013	9,700	5,952

JPMorgan Chase & Co.
6.400% due 05/15/2038	10,500	9,083

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	262

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	5,500	715
6.875% due 05/02/2018 (a)	20,700	2,691
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,900	12,109

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	27,000	25,620

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	26,300	26,284
5.054% due 05/12/2010	21,500	20,747
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	29,100	25,210

Metropolitan Life Global Funding I
5.125% due 04/10/2013	12,800	12,447

Morgan Stanley
3.031% due 01/22/2009	3,000	2,919
3.228% due 11/21/2008	3,100	3,059
4.904% due 05/14/2010	77,400	56,530

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/28/2015	$17,600	$11,990
6.625% due 04/01/2018	29,900	19,818

Mystic Re Ltd.
9.111% due 12/05/2008	6,600	6,598
11.811% due 12/05/2008	1,000	1,000

National Australia Bank Ltd.
5.350% due 06/12/2013	27,100	26,061

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	9,200	9,199

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	30,000	28,749

Rabobank Nederland NV
2.811% due 01/15/2009	9,200	9,194
3.209% due 05/19/2010	2,000	1,995

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	14,100	14,408
13.061% due 06/07/2010	8,800	9,073

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,811

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	17,800	15,949

UBS AG
5.875% due 12/20/2017	13,700	12,185

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	20,000	19,985

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,500	5,410

Vita Capital III Ltd.
3.891% due 01/01/2011	300	291
3.911% due 01/01/2012	8,000	7,639

Wachovia Bank N.A.
2.881% due 12/02/2010	27,200	20,486
3.704% due 05/14/2010	23,400	19,163

Wachovia Corp.
7.980% due 02/28/2049	17,900	7,491

Wachovia Mortgage FSB
2.936% due 03/02/2009	2,700	2,643

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	15,458

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,500	12,654

		1,478,654

INDUSTRIALS 3.2%

Amgen, Inc.
6.150% due 06/01/2018	10,600	10,369

AutoZone, Inc.
6.950% due 06/15/2016	10,000	10,117

Black & Decker Corp.
5.750% due 11/15/2016	5,000	4,544

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

C8 Capital SPV Ltd.
6.640% due 12/31/2049	6,500	6,095

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

162	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Con-way, Inc.
7.250% due 01/15/2018	$10,000	$9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,800
6.375% due 10/01/2011	3,000	2,768
7.000% due 10/01/2013	5,000	4,338

El Paso Corp.
6.375% due 02/01/2009	5,600	5,642

Enterprise Products Operating LLC
6.500% due 01/31/2019	14,700	13,719

Gaz Capital S.A.
7.343% due 04/11/2013	4,600	4,186
8.146% due 04/11/2018	7,000	6,160

HCA, Inc.
9.250% due 11/15/2016	5,000	4,875

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,291
6.125% due 02/01/2018	19,000	17,830
6.125% due 08/23/2018	6,300	5,893

Kroger Co.
4.950% due 01/15/2015	13,800	12,629
6.400% due 08/15/2017	5,000	4,802

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,383
7.450% due 07/15/2017	2,000	1,814

Mandalay Resort Group
6.500% due 07/31/2009	2,000	1,910

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

Nabors Industries, Inc.
6.150% due 02/15/2018	5,000	4,775

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

Philip Morris International, Inc.
5.650% due 05/16/2018	46,400	42,966

Rexam PLC
6.750% due 06/01/2013	12,800	12,776

Rockies Express Pipeline LLC
5.100% due 08/20/2009	11,600	11,592

Ryder System, Inc.
6.000% due 03/01/2013	6,900	6,592

Suncor Energy, Inc.
6.100% due 06/01/2018	6,500	5,940

Target Corp.
6.000% due 01/15/2018	4,000	3,794

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	3,371

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	11,000	10,619

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,200
6.875% due 02/15/2038	3,750	3,303

Valero Energy Corp.
6.625% due 06/15/2037	10,000	8,634

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Viacom, Inc.
6.125% due 10/05/2017	$4,000	$3,632
6.250% due 04/30/2016	2,500	2,254

Weatherford International Ltd.
5.500% due 02/15/2016	5,000	4,591

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,613

		325,176

UTILITIES 1.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	100

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,682

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,900	1,630

Dominion Resources, Inc.
2.984% due 11/14/2008	1,800	1,797

Duke Energy Carolinas LLC
5.100% due 04/15/2018	5,000	4,656

Embarq Corp.
7.082% due 06/01/2016	4,200	3,407

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,632

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,260	5,329

NiSource Finance Corp.
6.800% due 01/15/2019	6,000	5,460

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	9,875
7.250% due 02/15/2011	2,000	1,880

Qwest Corp.
5.625% due 11/15/2008	1,000	995

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,000	8,986

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	1,400	1,294

		118,885

Total Corporate Bonds & Notes (Cost $2,232,260)		1,922,715

MUNICIPAL BONDS & NOTES 0.9%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,137

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,250

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,445
5.000% due 07/01/2031	4,550	4,423

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,155	1,152

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	$200	$183

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	730	389
0.136% due 01/01/2014	1,270	747

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	3,842

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	3,745

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	462
5.750% due 06/01/2047	1,900	1,400

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	4,816

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,413

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	979

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	2,479
5.000% due 06/01/2041	1,200	762

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,473

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,270	823

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,501

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,721
5.875% due 06/01/2047	16,000	12,117
6.000% due 06/01/2042	300	233

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,236

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,067

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,295

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,120

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	600	587

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,970	2,865

See Accompanying Notes	Semiannual Report	September 30, 2008	163

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$10,840	$9,307

Total Municipal Bonds & Notes (Cost $97,427)		87,238

COMMODITY INDEX-LINKED NOTES 4.2%

Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009	95,000	63,853

Goldman Sachs Group, Inc. (GSCI)
2.602% due 12/01/2008	50,000	42,416

Landesbank Baden-Wurttemberg (DJAIGTR)
2.620% due 11/25/2008	231,500	180,912

Svensk ExportKredit AB (DJAIGCI)
2.600% due 11/25/2008 (m)	150,000	117,220

Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009	29,000	23,116

Total Commodity Index-Linked Notes (Cost $555,500)		427,517

U.S. GOVERNMENT AGENCIES 53.8%

Fannie Mae
3.337% due 03/25/2036	2,473	2,460
4.278% due 07/01/2044 - 10/01/2044	4,665	4,654
4.689% due 05/01/2035	994	1,002
5.000% due 07/01/2035 - 10/01/2038	770,892	751,429
5.000% due 04/01/2038 (h)	7,991	7,793
5.093% due 04/01/2035	421	423
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 07/01/2033 - 10/01/2038	2,978,785	2,971,486
5.500% due 05/01/2037 - 12/01/2037 (h)	39,455	39,385
5.950% due 02/25/2044	7,363	7,442
6.000% due 07/01/2035 - 10/01/2038	709,555	718,718
6.000% due 05/01/2038 (h)	292,672	296,808

Freddie Mac
2.718% due 02/15/2019	92,541	90,223
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	38	37
2.888% due 11/15/2016 - 03/15/2017	2,457	2,439
4.000% due 10/15/2023	29	29
4.500% due 05/15/2017	177	178
4.549% due 01/01/2034	28	29
5.000% due 01/15/2018 - 10/01/2038	34,697	33,590
5.240% due 03/01/2034	2,431	2,452
5.250% due 08/15/2011	2,585	2,615
5.445% due 06/01/2033	797	803
5.500% due 05/15/2016 - 08/01/2038	12,801	12,863
5.500% due 02/01/2038 - 08/01/2038 (h)	468,680	466,636
6.000% due 07/01/2033 - 07/01/2038	224	228
6.588% due 01/01/2034	690	700
6.669% due 01/01/2034	1,203	1,208

Ginnie Mae
4.750% due 12/20/2035	2,142	2,157
5.500% due 06/15/2037 - 10/01/2038	36,100	36,072
5.625% due 07/20/2035	113	114
6.000% due 10/15/2036 - 10/01/2038	28,000	28,381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Small Business Administration
5.902% due 02/10/2018	$6,039	$6,064

Total U.S. Government Agencies (Cost $5,469,123)		5,490,333

U.S. TREASURY OBLIGATIONS 101.4%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	64,020	60,379
0.875% due 04/15/2010	1,119,755	1,099,548
1.375% due 07/15/2018	323,392	298,026
1.625% due 01/15/2015	400,579	389,751
1.625% due 01/15/2018	550,493	520,216
1.750% due 01/15/2028	25,405	22,084
1.875% due 07/15/2013	797,426	794,748
1.875% due 07/15/2015	946,747	930,920
2.000% due 04/15/2012	325,945	326,632
2.000% due 01/15/2014	655,638	653,743
2.000% due 07/15/2014	795,524	792,666
2.000% due 01/15/2016	695,747	685,691
2.375% due 04/15/2011	281,427	284,461
2.375% due 01/15/2017	129,589	130,388
2.375% due 01/15/2027	110,251	106,237
2.500% due 07/15/2016	483,260	493,378
2.625% due 07/15/2017	643,532	661,682
3.000% due 07/15/2012	533,518	554,943
3.375% due 01/15/2012	26,815	28,116
3.500% due 01/15/2011	836,049	869,099
3.625% due 04/15/2028	7	8
3.875% due 01/15/2009	66,838	66,634
3.875% due 04/15/2029	65,117	77,510
4.250% due 01/15/2010	381,843	392,851

U.S. Treasury Notes
2.500% due 03/31/2013	100,000	98,492
4.000% due 02/15/2015	16,000	16,804

Total U.S. Treasury Obligations (Cost $10,474,790)		10,355,007

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Assets
3.775% due 11/25/2046	11,466	5,772

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	7,100	6,052
5.936% due 02/10/2051	7,100	6,086

Banc of America Funding Corp.
3.478% due 05/20/2035	651	381
6.129% due 01/20/2047	406	275

Banc of America Large Loan, Inc.
2.998% due 08/15/2029	488	440

BCAP LLC Trust
3.377% due 01/25/2037	15,207	9,387

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	30,537	28,700
4.150% due 08/25/2035	6,282	5,924
4.486% due 05/25/2033	291	277
4.550% due 08/25/2035	11,463	10,963
4.857% due 01/25/2035	7,652	6,996
5.732% due 02/25/2036	1,481	1,131

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,278	1,031

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	7,978	6,835

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	154	145

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,735	1,564
4.248% due 08/25/2035	10,020	9,559
4.748% due 08/25/2035	8,852	8,422
4.900% due 12/25/2035	1,929	1,839
5.836% due 12/25/2035	1,357	929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	$2,423	$2,381
3.368% due 02/20/2047	13,096	8,007
3.382% due 12/20/2046	1,085	662
3.387% due 05/25/2047	5,756	3,509
3.487% due 12/25/2035	878	558
3.855% due 12/25/2035	2,608	1,593
5.891% due 11/25/2035	1,437	1,034

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	6,505	5,464
5.369% due 10/20/2035	1,500	991
6.092% due 09/25/2047	3,846	2,989

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	838	792
3.307% due 10/25/2036	4,725	4,638

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	5,254	4,521

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,115	18,930
5.346% due 11/25/2035	1,369	1,154

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,340	2,156
3.210% due 07/19/2046	15,564	9,707
3.250% due 05/19/2035	2,186	1,414
5.903% due 08/19/2036	3,207	2,157

Homebanc Mortgage Trust
3.387% due 12/25/2036	1,841	1,262
5.804% due 04/25/2037	1,534	1,247

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,007	1,894

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,717	3,641

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	6,521	6,130
3.397% due 09/25/2046	12,465	7,586
5.099% due 09/25/2035	1,349	914
5.275% due 06/25/2035	1,355	994

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	9,500	8,064

Lehman XS Trust
3.287% due 07/25/2046	1,844	1,812

Luminent Mortgage Trust
3.377% due 12/25/2036	8,983	5,488
3.407% due 10/25/2046	3,363	2,089

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	1,543	899

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	2,000	704
5.648% due 06/25/2037	1,679	1,071

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	7,548	5,401

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	1,168	978

Residential Accredit Loans, Inc.
3.507% due 08/25/2035	3,403	2,104
5.247% due 08/25/2035	1,066	826
5.714% due 02/25/2036	1,220	890

Residential Asset Securitization Trust
3.657% due 12/25/2036	2,224	1,215
6.250% due 10/25/2036	3,000	1,670

Securitized Asset Sales, Inc.
6.282% due 11/26/2023	97	96

Sequoia Mortgage Trust
5.765% due 01/20/2047	3,248	2,795

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,342	879

164	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	$3,552	$3,461
3.427% due 05/25/2046	6,762	4,166

Structured Asset Securities Corp.
3.257% due 05/25/2036	372	352
5.034% due 10/25/2035	4,191	3,550

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	441	424

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	1,006	973
3.317% due 11/25/2046	1,266	1,214
3.327% due 09/25/2046	19,033	17,843

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	38,974	35,619

WaMu Mortgage Pass-Through Certificates
3.595% due 01/25/2047	8,609	4,684
3.615% due 04/25/2047	12,696	7,346
3.665% due 12/25/2046	3,417	2,065
4.055% due 11/25/2042	707	631
4.329% due 07/25/2046	15,496	11,510
4.355% due 11/25/2046	2,729	1,837
5.613% due 12/25/2036	12,740	10,003
5.868% due 02/25/2037	12,881	10,876
5.931% due 09/25/2036	6,642	5,170

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	4,904	4,335

Total Mortgage-Backed Securities (Cost $404,404)		372,073

ASSET-BACKED SECURITIES 1.0%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	234	221

ACE Securities Corp.
3.257% due 07/25/2036	1,446	1,427
3.267% due 10/25/2036	318	308

American Express Credit Account Master Trust
3.438% due 08/15/2012	10,300	10,222

Argent Securities, Inc.
3.257% due 10/25/2036	3,893	3,807

Asset-Backed Funding Certificates
3.267% due 11/25/2036	762	733
3.557% due 06/25/2034	8,608	7,043

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	419	415

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	681	645
3.287% due 10/25/2036	917	881
3.537% due 01/25/2036	653	616
3.657% due 03/25/2043	110	107

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	165	162

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	494	490
3.287% due 01/25/2037	609	550

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,950	1,933
3.257% due 01/25/2037	413	412
3.257% due 03/25/2037	3,013	2,907
3.267% due 09/25/2046	901	897
3.317% due 10/25/2046	4,502	4,365

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	12,511	11,773

Fremont Home Loan Trust
3.257% due 10/25/2036	928	887
3.267% due 01/25/2037	1,055	994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAA Trust
3.507% due 03/25/2037	$2,000	$806

GSAMP Trust
3.247% due 10/25/2046	1,521	1,485
3.277% due 10/25/2036	216	203

GSR Mortgage Loan Trust
3.307% due 11/25/2030	20	19

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,285	1,184

Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036	942	930

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,732	1,686
2.541% due 11/25/2036	1,067	1,024
3.247% due 08/25/2036	596	587
3.257% due 08/25/2036	3,892	3,823

Lehman XS Trust
3.287% due 11/25/2046	6,633	6,340

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	694	672

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	1,300	1,288

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	2,518	2,481
3.267% due 04/25/2037	181	179
3.277% due 07/25/2037	2,930	2,859

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	3,265	3,179
3.257% due 09/25/2036	2,440	2,400

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	658	636

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	2,000	1,010

Option One Mortgage Loan Trust
3.247% due 02/25/2037	289	285

Park Place Securities, Inc.
3.467% due 09/25/2035	401	380

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	395	391

Residential Asset Securities Corp.
3.277% due 11/25/2036	7,412	7,283

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	979	958

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	1,197	1,189
3.267% due 11/25/2036	2,534	2,438
3.307% due 10/25/2036	511	508

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	183	182
3.252% due 11/25/2037	449	431

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	508	481

Structured Asset Securities Corp.
3.257% due 10/25/2036	5,425	5,151

Total Asset-Backed Securities (Cost $109,474)		104,263

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011	15,200	15,248

Total Sovereign Issues (Cost $15,187)		15,248

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 5.2%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	$4,854

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	21,547

Credit Logement S.A.
5.295% due 06/23/2015	EUR	1,400	1,892

France Government Bond
3.000% due 07/25/2012 (c)		11,667	17,147

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	29,059
6.500% due 09/15/2067	GBP	9,400	10,006

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,400	7,584

Hellenic Republic Government Bond
2.300% due 07/25/2030 (c)		14,809	18,683

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,678	6,506
4.250% due 10/15/2012		3,000	4,200

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,605,290	49,537
1.100% due 12/10/2016		10,840,720	97,024
1.200% due 06/10/2017		14,336,000	128,376
1.200% due 12/10/2017		4,679,430	41,794
1.400% due 06/10/2018		5,069,760	45,925

Pylon Ltd.
6.469% due 12/18/2008	EUR	3,700	5,179
8.869% due 12/29/2008		4,300	6,010

Republic of Germany
4.250% due 07/04/2039		900	1,196
5.625% due 01/04/2028		8,400	13,257

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	4,735

Silver Arrow S.A.
4.585% due 08/15/2014		6,365	8,909

Svenska Handelsbanken AB
5.138% due 03/16/2015	EUR	2,900	3,987

Total Foreign Currency-Denominated Issues (Cost $559,679)			527,407

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		8,200	3,218

Total Convertible Preferred Stocks (Cost $8,200)			3,218

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 30.1%

CERTIFICATES OF DEPOSIT 1.4%

Nordea Bank Finland PLC
2.448% due 12/01/2008		$5,500	5,499

Sao Paolo IMI NY
3.454% due 06/09/2010		13,500	13,470

Unicredito Italiano NY
3.088% due 05/15/2009		93,500	93,500
3.088% due 05/18/2009		36,300	36,266

			148,735

See Accompanying Notes	Semiannual Report	September 30, 2008	165

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 3.4%

Bank of America Corp.
0.010% due 10/01/2008	$29,000	$29,000

BNP Paribas
3.000% due 10/01/2008	72,600	72,600

Federal Home Loan Bank
0.100% due 10/07/2008	21,100	21,099

Freddie Mac
2.500% due 11/24/2008	220,620	219,793

		342,492

REPURCHASE AGREEMENTS 15.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	1,212,600	1,212,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% - 2.980% due 01/13/2010 - 01/19/2010 valued at $1,243,599. Repurchase proceeds are $1,212,676.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$263,700	$263,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $264,850. Repurchase proceeds are $263,702.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	51,862	51,862
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $51,997. Repurchase proceeds are $51,862.)

Merrill Lynch & Co., Inc.
0.750% due 10/07/2008	4,460	4,460
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $4,396. Repurchase proceeds are $4,460.)
0.750% due 10/14/2008	45,500	45,500
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $45,292. Repurchase proceeds are $45,501.)

		1,578,122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 9.8%
1.106% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	$1,007,540	$1,003,058

Total Short-Term Instruments (Cost $3,075,180)		3,072,407

PURCHASED OPTIONS (k) 0.1%
(Cost $11,103)		9,878

Total Investments 219.8% (Cost $23,086,889)		$22,445,405

Written Options (l) (0.5%) (Premiums $39,183)		(53,422)

Other Assets and Liabilities (Net) (119.3%)		(12,180,710)

Net Assets 100.0%		$10,211,273

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,227 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $832,289 and cash of $180,750 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $141,005 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $10,939 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $758,067 at a weighted average interest rate of 2.943%. On September 30, 2008, securities valued at $2,465,736 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $71,062 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1,819	$1,117
90-Day Euribor June Futures	Long	06/2009	2,386	(909)
90-Day Euribor March Futures	Long	03/2009	1,263	199
90-Day Euribor September Futures	Long	09/2009	1,030	194
90-Day Eurodollar December Futures	Long	12/2008	3,849	(2,082)
90-Day Eurodollar December Futures	Long	12/2009	2,052	1,599
90-Day Eurodollar June Futures	Long	06/2009	8,780	22,094
90-Day Eurodollar March Futures	Long	03/2009	5,229	16,121
90-Day Eurodollar March Futures	Long	03/2010	903	712
90-Day Eurodollar September Futures	Long	09/2009	4,841	13,764
Euro-Bund 10-Year Bond December Futures	Short	12/2008	3,564	(3,859)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 125.000	Long	12/2008	350	10
Japan Government 10-Year Bond December Futures	Short	12/2008	247	1,509
U.S. Treasury 5-Year Note December Futures	Long	12/2008	33	9
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	591	65
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,353	(4,594)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,581	7,015
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	430
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	(5)

				$53,376

166	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.600%	)	06/20/2015	JPM	0.745%	$7,500	$61	$0	$61
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%	)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.950% due 06/15/2016	(1.110%	)	06/20/2016	BOA	1.023%	10,000	(58)	0	(58)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	8,200	(132)	0	(132)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%	)	03/20/2018	BNP	1.400%	7,000	(396)	0	(396)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%	)	03/20/2018	JPM	1.400%	8,000	(507)	0	(507)
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%	)	12/20/2016	BOA	1.211%	5,000	61	0	61
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%	)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Citigroup, Inc. 6.125% due 05/15/2018	(1.000%	)	06/20/2018	BNP	2.656%	1,000	109	0	109
Citigroup, Inc. 6.125% due 05/15/2018	(0.950%	)	06/20/2018	DUB	2.656%	3,000	337	0	337
Citigroup, Inc. 6.125% due 05/15/2018	(1.010%	)	06/20/2018	DUB	2.656%	3,000	325	0	325
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	4,600	548	0	548
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%	)	06/20/2017	RBS	0.898%	5,000	(16)	0	(16)
Clorox Co. 6.125% due 02/01/2011	(0.470%	)	12/20/2012	CITI	0.696%	6,300	54	0	54
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%	)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%	)	12/20/2012	GSC	0.445%	4,400	25	0	25
Consolidated Natural Gas Co. 5.000% due 03/01/2014	(0.590%	)	03/20/2014	UBS	0.605%	1,000	0	0	0
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	1,900	195	0	195
Con-way, Inc. 7.250% due 01/15/2018	(1.834%	)	03/20/2018	BOA	2.500%	10,000	423	0	423
CSX Corp. 6.250% due 03/15/2018	(1.050%	)	03/20/2018	CSFB	1.556%	5,000	179	0	179
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%	)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	200	102	0	102
GMAC LLC 6.875% due 08/28/2012	(4.800%	)	09/20/2012	MLP	48.784%	9,400	4,818	0	4,818
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%	)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%	)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%	)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%	)	12/20/2013	BCLY	8.310%	8,000	1,766	0	1,766
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%	)	12/20/2013	DUB	8.310%	1,700	372	0	372
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%	)	03/20/2018	GSC	1.017%	4,000	46	0	46
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%	)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%	)	06/20/2018	BOA	1.022%	1,300	(2)	0	(2)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.980%	)	06/20/2018	CITI	1.022%	2,000	6	0	6
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%	)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 4.950% due 01/15/2015	(0.595%	)	03/20/2015	MSC	0.639%	13,800	32	0	32
Kroger Co. 5.500% due 02/01/2013	(0.360%	)	12/20/2012	BNP	0.571%	7,800	63	0	63
Kroger Co. 6.400% due 08/15/2017	(0.900%	)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%	)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%	)	03/20/2012	JPM	2.083%	1,500	3	0	3
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%	)	09/20/2017	DUB	2.375%	2,000	32	0	32
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	CSFB	2.487%	8,500	578	0	578
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	GSC	2.487%	14,400	979	0	979
Marriott International, Inc. 4.625% due 06/15/2012	(0.630%	)	12/20/2012	MSC	2.487%	13,600	929	0	929
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%	)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BCLY	2.687%	3,800	246	0	246
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BOA	2.687%	6,700	434	0	434
Masco Corp. 5.875% due 07/15/2012	(0.840%	)	12/20/2012	DUB	2.687%	14,400	948	0	948
Masco Corp. 5.875% due 07/15/2012	(0.860%	)	12/20/2012	MSC	2.687%	15,000	976	0	976
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	BCLY	4.388%	200	23	0	23
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%	)	12/20/2012	JPM	4.388%	9,500	1,101	0	1,101
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	JPM	4.388%	3,500	405	0	405
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%	)	03/20/2013	BNP	4.321%	8,000	822	0	822
Merrill Lynch & Co., Inc. 6.400% due 08/28/2017	(1.350%	)	09/20/2017	JPM	3.803%	5,000	704	0	704
MGM Mirage 5.875% due 02/27/2014	(4.250%	)	07/31/2009	GSC	6.495%	2,000	18	0	18
Motorola, Inc. 6.000% due 11/15/2017	(2.600%	)	12/20/2017	DUB	2.696%	4,000	22	0	22
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%	)	03/20/2018	DUB	1.272%	5,000	233	0	233
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%	)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nisource Finance Corp. 6.800% due 01/15/2019	(1.470%	)	03/20/2019	MSC	2.777%	6,000	548	0	548
Nordstrom, Inc. 6.950% due 03/15/2028	(0.260%	)	09/20/2012	GSC	1.322%	11,100	423	0	423
Nordstrom, Inc. 6.950% due 03/15/2028	(0.270%	)	09/20/2012	GSC	1.322%	17,900	676	0	676
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%	)	12/20/2012	MSC	1.377%	6,600	191	0	191
Nucor Corp. 5.750% due 12/01/2017	(0.486%	)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.830%	)	06/20/2014	JPM	0.826%	3,000	(1)	0	(1)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%	)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson PLC 7.000% due 10/27/2014	(0.900%	)	06/20/2013	CITI	0.776%	1,500	(9)	0	(9)
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%	)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%	)	09/20/2009	JPM	3.678%	12,000	37	0	37
Rexam PLC 6.750% due 06/01/2013	(1.450%	)	06/20/2013	BCLY	1.797%	800	11	0	11
Rexam PLC 6.750% due 06/01/2013	(1.450%	)	06/20/2013	CITI	1.797%	12,000	170	0	170
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%	)	03/20/2013	BOA	1.485%	6,900	174	0	174
Safeway, Inc. 5.800% due 08/15/2012	(0.340%	)	12/20/2012	BNP	0.597%	8,100	80	0	80
Sempra Energy 6.150% due 06/15/2018	(0.580%	)	06/20/2018	BOA	1.060%	3,000	108	0	108

See Accompanying Notes	Semiannual Report	September 30, 2008	167

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sempra Energy 6.150% due 06/15/2018	(0.550%	)	06/20/2018	DUB	1.060%	$1,500	$57	$0	$57
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.430%	)	12/20/2012	BOA	0.724%	7,100	80	0	80
Staples, Inc. 7.375% due 10/01/2012	(0.700%	)	12/20/2012	MSC	1.373%	6,400	163	0	163
Target Corp. 6.000% due 01/15/2018	(1.180%	)	03/20/2018	GSC	0.750%	4,000	(130)	0	(130)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%	)	06/20/2018	GSC	2.503%	2,500	162	0	162
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%	)	06/20/2018	JPM	2.503%	7,500	497	0	497
TJX Cos., Inc. 7.450% due 12/15/2009	(0.460%	)	12/20/2012	MSC	0.517%	6,900	14	0	14
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%	)	12/20/2017	DUB	1.212%	3,500	65	0	65
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%	)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%	11,000	335	0	335
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%	)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%	)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%	)	06/20/2016	BOA	1.690%	2,500	(38)	0	(38)
Weatherford International Ltd. 5.500% due 02/15/2016	(0.560%	)	03/20/2016	BOA	1.424%	5,000	261	0	261
Whirlpool Corp. 7.750% due 07/15/2016	(0.680%	)	12/20/2012	BNP	1.034%	7,100	95	0	95

							$22,820	$0	$22,820

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$5,800	$(131)	$0	$(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,500	(192)	0	(192)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	8,350	(476)	0	(476)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	4,000	(139)	0	(139)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Fannie Mae 5.250% due 08/01/2012	1.410%	03/20/2013	RBS	Defaulted	15,000	(520)	0	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	3,000	(1,290)	0	(1,290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,300	(1,416)	0	(1,416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,500	(3,656)	0	(3,656)
Freddie Mac 5.875% due 03/21/2011	1.580%	03/20/2013	BNP	Defaulted	10,000	(246)	0	(246)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	2,500	(239)	0	(239)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	22,200	(3,604)	0	(3,604)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	12/20/2009	BOA	7.165%	5,100	(356)	0	(356)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	2,000	(205)	0	(205)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,600	(47)	0	(47)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	4,000	(280)	0	(280)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	1,600	(91)	0	(91)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	3.100%	06/20/2011	BOA	57.233%	3,500	(1,833)	0	(1,833)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	6,300	(3,063)	0	(3,063)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,000	(1,516)	0	(1,516)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,000	(1,514)	0	(1,514)
GMAC LLC 6.875% due 08/28/2012	7.550%	09/20/2012	JPM	48.784%	10,000	(4,797)	0	(4,797)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,200	(2,537)	0	(2,537)
GMAC LLC 6.875% due 08/28/2012	7.500%	09/20/2012	MSC	48.784%	10,000	(4,803)	0	(4,803)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	1,000	(519)	0	(519)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	BEAR	4.610%	7,100	(867)	0	(867)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	6,100	(746)	0	(746)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MLP	4.610%	4,000	(488)	0	(488)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	MSC	4.610%	6,800	(819)	0	(819)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,000	(41)	0	(41)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	5,000	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	12,000	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.900%	09/20/2012	BNP	Defaulted	3,600	(3,041)	0	(3,041)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	2,700	(2,281)	0	(2,281)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	2,900	(2,450)	0	(2,450)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,600	(7,265)	0	(7,265)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.950%	09/20/2012	JPM	Defaulted	3,700	(3,126)	0	(3,126)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	6,400	(5,407)	0	(5,407)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,000	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,800	(3)	0	(3)
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,700	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,700	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	18,800	(65)	0	(65)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	GSC	19.698%	12,000	(822)	0	(822)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,288)	0	(1,288)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	3,000	(24)	0	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,700	(136)	0	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	7,000	(56)	0	(56)

168	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	$18,800	$(143)	$0	$(143)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	9,600	(70)	0	(70)

						$(70,728)	$0	$(70,728)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$12,870	$1,467	$587	$880
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	54,846	6,251	1,669	4,582
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	55,836	6,365	2,560	3,805
CDX.HY-8 Index	(2.750%)	06/20/2012	MSC	6,336	722	269	453
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	135,531	15,449	9,163	6,286
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	37,200	1,965	500	1,465
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	232,100	12,636	1,997	10,639
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,100	2,075	168	1,907
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	50,400	2,744	231	2,513
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	123,500	6,723	1,547	5,176
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	BCLY	16,900	3,776	0	3,776
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	6,300	1,408	0	1,408
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	38,200	211	(386)	597
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	594,300	3,284	(2,727)	6,011
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	287,200	1,586	(2,788)	4,374
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	163,200	902	(863)	1,765
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	442,000	2,442	(4,381)	6,823
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,300	778	256	522

					$71,742	$7,883	$63,859

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$4,200	$ 46	$0	$46
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	3,100	49	0	49
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,700	193	0	193
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	16,900	301	0	301
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	24,400	(1,054)	(1,075)	21
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	3,400	34	0	34
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	CITI	24,200	350	0	350
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	2,000	27	0	27
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	54,800	(302)	(767)	465
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	12,500	(70)	(115)	45
CMBX.NA AAA 3 Index	0.080%	12/13/2049	GSC	17,710	(1,841)	(2,710)	869
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	63,060	(6,551)	(9,872)	3,321

					$ (8,818)	$ (14,539)	$5,721

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	169

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	61,000	$(419)	$181	$(600)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		46,000	(2,355)	(336)	(2,019)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		220,800	(9,503)	(59)	(9,444)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		97,500	(4,040)	(1,641)	(2,399)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		5,000	(78)	(25)	(53)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		329,900	(5,137)	(1,169)	(3,968)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		46,800	(729)	(135)	(594)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	74	92	(18)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	107	70	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	424	462	(38)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	269	142	127
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		476,700	5,241	(168)	5,409
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$254,700	2,086	1,849	237
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		400	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		300	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		30,000	(177)	(576)	399
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		15,500	(91)	(255)	164
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		35,900	(212)	(651)	439
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		182,800	(1,078)	(279)	(799)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		160,200	(6,095)	4,184	(10,279)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		94,900	(3,611)	2,469	(6,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		46,600	(1,773)	(1,457)	(316)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,700	(141)	(134)	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,361	(1,002)	(812)	(190)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(3,350)	5,021	(8,371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		200,300	(7,291)	1,641	(8,932)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	825	(525)	1,350
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(1,633)	(548)	(1,085)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		73,900	(2,687)	447	(3,134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		82,500	(3,678)	(1,671)	(2,007)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		291,300	(12,985)	170	(13,155)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		43,200	(1,926)	(1,946)	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		96,400	(4,297)	(2,820)	(1,477)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		67,600	(3,014)	(1,740)	(1,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		114,100	(5,086)	(2,858)	(2,228)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		157,700	(7,030)	(4,685)	(2,345)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	912	78	834
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		163,800	955	88	867
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		6,600	(20)	(4)	(16)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		197,500	(608)	(173)	(435)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		33,400	(103)	(20)	(83)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		105,900	(327)	(119)	(208)
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		606,900	11,638	(1,482)	13,120
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,600	(163)	142	(305)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(113)	124	(237)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		19,300	(440)	15	(455)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		20,400	(464)	8	(472)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,100	(1,280)	25	(1,305)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	(994)	(96)	(898)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	(993)	(96)	(897)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		142,300	293	(299)	592
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		59,600	(369)	(331)	(38)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		7,100	272	294	(22)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	(795)	(525)	(270)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	(755)	(607)	(148)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	(146)	(118)	(28)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,058	1,046	12
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(209)	505	(714)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	(113)	(708)	595
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(37)	20	(57)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(612)	264	(876)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	(612)	(155)	(457)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,700	(132)	(153)	21
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	1,407	875	532
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	114	14	100
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	2,395	914	1,481
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		22,100	(3,731)	(2,248)	(1,483)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		13,400	(2,262)	(1,536)	(726)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	0	(735)	735
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	167,000	(46)	0	(46)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		124,500	(325)	0	(325)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	26,000	(465)	0	(465)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		30,000	(249)	0	(249)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		32,700	(268)	(77)	(191)

170	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY	EUR	4,900	$(39)	$0	$(39)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		23,700	(108)	55	(163)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		21,200	(330)	0	(330)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		25,900	(583)	0	(583)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		39,400	(692)	0	(692)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		46,200	(1,611)	0	(1,611)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		66,900	(2,486)	(139)	(2,347)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		71,500	(2,272)	0	(2,272)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		6,000	(237)	4	(241)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		8,500	(339)	6	(345)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,500	(200)	11	(211)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,700	(235)	0	(235)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		13,600	(569)	0	(569)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,600	(283)	0	(283)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		6,600	(280)	3	(283)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		40,000	(999)	0	(999)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		32,700	(1,350)	0	(1,350)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		45,000	(1,695)	27	(1,722)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		26,000	(465)	0	(465)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		25,000	(366)	0	(366)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(3,738)	0	(3,738)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	(626)	30	(656)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	(2,254)	48	(2,302)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	(4,209)	0	(4,209)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(1,590)	0	(1,590)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(2,174)	0	(2,174)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(737)	0	(737)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(751)	0	(751)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		7,200	301	0	301

							$(108,632)	$(12,781)	$(95,851)

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	LMEX Copper December Futures	$(6,860.000)	12/15/2008	CSFB	6	$3,061	$0	$3,061
Receive	LMEX Copper December Futures	6,770.000	12/16/2009	CSFB	6	(2,553)	0	(2,553)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	7,230	1,511	0	1,511
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	4,610	355	0	355
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	4,610	(44)	0	(44)
Pay	NYMEX Natural Gas November Futures	(8.390)	10/28/2009	JPM	7,230	(1,184)	0	(1,184)

						$1,146	$0	$1,146

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	1,014,384	3-Month U.S. Treasury Bill rate plus a specified spread	$358,820	10/29/2008	ABN	$(18,319)
Pay	DJAIGTR Index	264,211	3-Month U.S. Treasury Bill rate plus a specified spread	93,460	12/29/2008	BCLY	4,772
Receive	DJAIGTR Index	6,886,485	3-Month U.S. Treasury Bill rate plus a specified spread	2,435,970	12/29/2008	BCLY	(124,390)
Pay	DJAIGTR Index	745,652	3-Month U.S. Treasury Bill rate plus a specified spread	250,000	10/16/2008	CSFB	(331)
Receive	DJAIGTR Index	9,728,202	3-Month U.S. Treasury Bill rate plus a specified spread	3,259,400	10/16/2008	CSFB	3,510
Receive	DJAIGTR Index	583,266	3-Month U.S. Treasury Bill rate plus a specified spread	206,320	10/29/2008	CSFB	(10,534)
Receive	DJAIGTR Index	3,210,769	3-Month U.S. Treasury Bill rate plus a specified spread	857,450	10/29/2008	GSC	(43,694)
Receive	DJAIGTR Index	758,296	3-Month U.S. Treasury Bill rate plus a specified spread	375,650	10/29/2008	JPM	(18,689)
Receive	DJAIGTR Index	3,123,862	3-Month U.S. Treasury Bill rate plus a specified spread	1,105,010	10/29/2008	MLP	(56,410)
Pay	DJAIGTR Index	3,298,458	3-Month U.S. Treasury Bill rate plus a specified spread	1,166,770	10/29/2008	MSC	59,556
Receive	DJAIGTR Index	9,431,016	3-Month U.S. Treasury Bill rate plus a specified spread	3,464,640	10/29/2008	MSC	(176,946)
Receive	DJAIGTR Index	781,439	3-Month U.S. Treasury Bill rate plus a specified spread	276,420	10/29/2008	UBS	(14,112)

							$(395,587)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2008	171

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Variance Swaps
Pay/Receive Variance (7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas December Futures	$0.069	11/23/2010	GSC	$15,600	$92	$0	$92
Pay	NYMEX WTI Crude December Futures	0.246	11/17/2008	GSC	7,600	(30)	0	(30)
Pay	NYMEX WTI Crude December Futures	0.101	11/16/2010	GSC	13,230	(39)	0	(39)

						$23	$0	$23

(7)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the real amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX Natural Gas June Futures	$12.000	05/25/2012	259	$2,616	$980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	6,125

				$7,043	$7,105

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note November Futures	$126.500	10/24/2008	1,606	$54	$12
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,242	59	50
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.000	11/21/2008	500	9	8
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	1,000	18	16
Call - CBOT U.S. Treasury 10-Year Note December Futures	142.000	11/21/2008	4,171	76	65
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	6,022	109	90
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	262	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	2,669	48	42

				$378	$287

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$1,396
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,100	204	141
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	95
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	73
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	337
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	253	258

							$3,104	$2,300

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 11/01/2038	$70.000	11/06/2008	$145,000	$17	$0
Put - OTC Fannie Mae 5.500% due 11/01/2038	74.000	11/06/2008	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	974,000	109	5
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	315,600	36	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	96.156	10/13/2008	250,000	20	5
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.500	10/15/2008	1,016,200	79	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.000	10/16/2008	135,000	11	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.750	12/05/2008	170,000	40	12
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	91.469	10/16/2008	500,000	39	14
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	94.469	10/16/2008	400,000	31	12
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	94.000	10/16/2008	600,000	47	61
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	93.469	10/16/2008	500,000	39	48
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	97.000	10/16/2008	500,000	39	14
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	98.469	10/16/2008	600,000	47	11
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/16/2008	300,000	23	2

				$578	$186

172	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(l)	Written options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$7,668
Call - OTC NYMEX WTI Crude June Futures	250.000	05/17/2012	412	2,614	1,060

				$7,042	$8,728

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2,675	$1,769	$2,161
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	88	59	53
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	262	216	392
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	350	311	429
Call - OTC DJAIGTR February Futures	230.000	02/12/2009	50,000,000	1,263	192
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	2,266
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	1,130
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	3,401	4,768
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	2,669	1,362	3,433
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	262	192	196
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	5,011
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	2,645
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	5,657	7,675
Put - OTC GSCI December Futures	82.000	12/19/2008	89,000,000	178	19

				$19,762	$30,370

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$1,671
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	82
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	92
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	3,673
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,057	1,621
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	92
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	424
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	257
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	3,730
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	1,647

							$11,399	$13,409

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$49,000	$490	$798
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	49,000	490	117

				$980	$915

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710
Sales	25,968	136,100	23,558
Closing Buys	(8,765)	(696,200)	(35,076)
Expirations	(26,981)	(415,300)	(39,333)
Exercised	(3,935)	(44,100)	(4,676)

Balance at 09/30/2008	389,607,220	$469,800	$39,183

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Svensk ExportKredit AB	2.600%	11/25/2008	10/19/2007	$150,000	$117,220	1.15%

See Accompanying Notes	Semiannual Report	September 30, 2008	173

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (8)
Fannie Mae	5.000%	10/01/2038	$855,000	$834,094	$832,155
Freddie Mac	5.500%	10/01/2038	241,000	241,660	239,456
Freddie Mac	6.000%	10/01/2038	48,000	48,480	48,547
Treasury Inflation Protected Securities	2.375%	04/15/2011	44,320	44,902	45,281
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,245	4,451	4,388
U.S. Treasury Bonds	5.000%	05/15/2037	291,200	327,737	328,631
U.S. Treasury Bonds	7.500%	11/15/2024	9,300	12,812	12,948
U.S. Treasury Notes	2.500%	03/31/2013	137,400	134,650	135,829
U.S. Treasury Notes	3.250%	12/31/2009	183,500	185,960	188,102
U.S. Treasury Notes	3.500%	02/15/2018	201,800	196,700	198,940
U.S. Treasury Notes	3.625%	12/31/2012	28,950	29,996	30,272
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,557	51,984
U.S. Treasury Notes	4.125%	05/15/2015	6,750	7,147	7,232
U.S. Treasury Notes	4.250%	11/15/2017	101,950	106,768	107,289
U.S. Treasury Notes	4.750%	05/15/2014	61,700	67,290	68,637
U.S. Treasury Notes	4.750%	08/15/2017	80,800	88,034	87,176
U.S. Treasury Notes	5.125%	05/15/2016	168,300	186,300	188,580

				$2,568,538	$2,575,447

(8)	Market value includes $17,338 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	9,385	10/2008	$646	$0	$646
Sell	BRL	BCLY	3,809	12/2008	363	0	363
Sell		CITI	12,215	12/2008	361	0	361
Buy		HSBC	84,218	12/2008	0	(1,005)	(1,005)
Sell		HSBC	39,206	12/2008	1,570	0	1,570
Buy		JPM	174,754	12/2008	0	(2,267)	(2,267)
Buy		MSC	93,120	12/2008	0	(6,663)	(6,663)
Sell		MSC	116,035	12/2008	3,675	0	3,675
Sell		RBC	347	12/2008	8	0	8
Sell		UBS	93,670	12/2008	5,785	0	5,785
Buy		RBC	347	06/2009	0	(8)	(8)
Sell	CHF	MSC	11,295	12/2008	117	0	117
Buy	CNY	BCLY	129,177	12/2008	0	(152)	(152)
Buy		BCLY	16,933	03/2009	46	0	46
Sell		BCLY	10,234	03/2009	0	(13)	(13)
Buy		CITI	21,327	03/2009	68	0	68
Buy		HSBC	8,505	03/2009	24	0	24
Sell		HSBC	6,270	03/2009	0	(11)	(11)
Sell		JPM	30,261	03/2009	0	(49)	(49)
Buy		DUB	133,246	07/2009	0	(1,467)	(1,467)
Buy		HSBC	92,984	07/2009	0	(976)	(976)
Buy		BCLY	97,383	09/2009	0	(396)	(396)
Buy		HSBC	133,642	09/2009	0	(517)	(517)
Buy	EUR	BCLY	4,509	10/2008	0	(241)	(241)
Buy		BOA	9,560	10/2008	0	(655)	(655)
Buy		CITI	84,616	10/2008	333	0	333
Sell		CITI	84,616	10/2008	0	(276)	(276)
Buy		CSFB	13,695	10/2008	0	(834)	(834)
Buy		GSC	17,096	10/2008	0	(1,061)	(1,061)
Buy		JPM	4,860	10/2008	0	(283)	(283)
Buy		RBS	15,727	10/2008	0	(1,003)	(1,003)
Sell		UBS	150,268	10/2008	8,379	0	8,379
Buy	GBP	BCLY	4,251	10/2008	0	(247)	(247)
Buy		CITI	46,332	10/2008	0	(1,687)	(1,687)
Buy		CSFB	14,702	10/2008	0	(1,164)	(1,164)
Buy		MSC	32,726	10/2008	0	(2,504)	(2,504)
Buy		UBS	3,727	10/2008	0	(295)	(295)
Sell		UBS	107,658	11/2008	3,712	0	3,712
Buy	JPY	BCLY	898,787	10/2008	0	(11)	(11)
Sell		BCLY	898,787	10/2008	52	0	52
Sell		DUB	34,156,206	10/2008	0	(6,091)	(6,091)
Sell		UBS	57,381	10/2008	0	(8)	(8)
Sell		BCLY	898,787	11/2008	16	0	16
Buy	MXN	BCLY	5,541	11/2008	0	(30)	(30)
Sell		BCLY	3,043	11/2008	19	0	19
Sell		CITI	1,997	11/2008	6	0	6

174	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	DUB	21,693	11/2008	$0	$(85)	$(85)
Buy		HSBC	3,220	11/2008	0	(14)	(14)
Buy		JPM	158,983	11/2008	0	(481)	(481)
Buy		MSC	21,446	11/2008	0	(84)	(84)
Sell		MSC	195,142	11/2008	1,208	0	1,208
Buy		RBC	1,997	11/2008	0	(7)	(7)
Buy		CITI	1,997	05/2009	0	(5)	(5)
Buy	MYR	BCLY	39,011	11/2008	0	(775)	(775)
Sell		BCLY	85,031	11/2008	0	(260)	(260)
Buy		JPM	47,988	02/2009	0	(945)	(945)
Sell	PHP	BCLY	726,244	11/2008	0	(159)	(159)
Buy		HSBC	205,000	11/2008	0	(284)	(284)
Buy		JPM	205,000	11/2008	0	(248)	(248)
Buy		BCLY	47,500	02/2009	0	(49)	(49)
Buy		DUB	23,100	02/2009	0	(31)	(31)
Buy		HSBC	57,130	02/2009	0	(62)	(62)
Buy		JPM	80,443	02/2009	0	(64)	(64)
Buy		MLP	18,000	02/2009	0	(24)	(24)
Buy		MSC	63,700	02/2009	0	(72)	(72)
Buy		RBS	17,700	02/2009	0	(24)	(24)
Buy		LEH	12,000	12/2010	0	(13)	(13)
Sell		LEH	12,000	12/2010	0	(7)	(7)
Buy	PLN	HSBC	503	05/2009	0	(16)	(16)
Buy		RBS	129,713	05/2009	0	(4,807)	(4,807)
Buy		UBS	18,810	05/2009	0	(674)	(674)
Buy	RUB	BCLY	583,026	11/2008	0	(1,025)	(1,025)
Sell		BCLY	1,349,751	11/2008	1,433	0	1,433
Buy		DUB	284,085	11/2008	0	(486)	(486)
Buy		HSBC	450,707	11/2008	0	(935)	(935)
Sell		HSBC	830,201	11/2008	904	0	904
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		UBS	215,426	11/2008	0	(374)	(374)
Buy		HSBC	14,028	05/2009	0	(42)	(42)
Buy	SGD	BCLY	20,206	11/2008	0	(661)	(661)
Buy		BOA	19,917	11/2008	0	(770)	(770)
Buy		CITI	1,457	11/2008	0	(21)	(21)
Buy		DUB	20,927	11/2008	0	(706)	(706)
Buy		JPM	1,493	11/2008	0	(21)	(21)
Buy		UBS	19,829	11/2008	0	(761)	(761)

					$28,725	$(45,963)	$(17,238)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$22,438,300	$7,105	$22,445,405
Short Sales, at value	0	(2,558,110)	0	(2,558,110)
Other Financial Instruments ++	53,376	(333,802)	(207,679)	(488,105)

Total	$53,376	$19,546,388	$(200,574)	$19,399,190

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$28,310	$(35,538)	$0	$29,125	$(6,891)	$(7,901)	$7,105
Other Financial Instruments ++	(132,025)	33,798	0	(27,543)	(81,858)	(51)	(207,679)

Total	$(103,715)	$(1,740)	$0	$1,582	$(88,749)	$(7,952)	$(200,574)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	175

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

■	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

■	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

176	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value

Semiannual Report	September 30, 2008	177

Notes to Financial Statements  (Cont.)

is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

178	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the

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Notes to Financial Statements  (Cont.)

extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or

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“IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives

Semiannual Report	September 30, 2008	181

Notes to Financial Statements  (Cont.)

transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund®(the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2008, net assets of the CRRS Fund were approximately $10 billion, of which approximately $1.049 billion, or approximately 10%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	(3)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.40%	(3)	0.15%	N/A
European StocksPLUS® TR Strategy Fund	0.45%		0.30%	N/A	N/A	N/A		N/A	N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45%		0.30%	N/A	N/A	N/A		N/A	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
Japanese StocksPLUS® TR Strategy Fund	0.45%		0.30%	N/A	N/A	N/A		N/A	N/A
Real Return Asset Fund	0.35%	(2)	0.25%	N/A	N/A	N/A		N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	(4)	0.35%	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A		N/A	N/A
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%		0.35%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	Effective October 1, 2008, the Fund’s advisory fee was reduced by 0.05% to 0.30% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.

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(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $1,637,720 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, and StocksPLUS® Long Duration Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental IndexPLUS™ Fund	0.65%	0.90%	—	—	1.05%	—
Fundamental IndexPLUS™ TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—
StocksPLUS® Long Duration Fund	0.59%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$43
Fundamental Advantage Total Return Strategy Fund	25
Fundamental IndexPLUS™ Fund	22
Fundamental IndexPLUS™ TR Fund	22
International StocksPLUS® TR Strategy Fund (Unhedged)	57
Small Cap StocksPLUS® TR Fund	59
StocksPLUS® Long Duration Fund	32

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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Notes to Financial Statements  (Cont.)

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Fundamental IndexPLUS™ Fund	$0	$32,601
Real Return Asset Fund	5,720	0
StocksPLUS® Total Return Fund	0	2,185

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$137,273	$0	$(77,985)	$338,833	$5,580	$0
Developing Local Markets Fund	1,493,542	244,602	166,759	(72,302)	1,445,488	30,714	986
Diversified Income Fund	464,645	13,273	39,892	(59,118)	392,804	13,219	(1,278)
Emerging Local Bond Fund	1,281,544	333,774	101,158	(137,152)	1,384,159	39,767	(661)
Emerging Markets Bond Fund	1,041,342	34,345	105,913	(105,647)	855,726	32,650	(8,529)
Floating Income Fund	1,225,654	291,447	1,196,713	(66,115)	307,952	24,972	(110,846)
Foreign Bond Fund (Unhedged)	54,551	438	44,955	(438)	6,549	437	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	269,871	11,654	(16,970)	557,817	459	(12)
Fundamental IndexPLUSTM Fund	232,188	130	31,111	(63,888)	163,851	130	(5,785)
Fundamental IndexPLUSTM TR Fund	351,649	25,471	10,640	(93,038)	300,602	214	(1,950)
Global Bond Fund (Unhedged)	28,372	323	18,734	(598)	7,358	322	78
GNMA Fund	124,316	2,765	0	2,360	125,550	2,749	0
High Yield Fund	338,463	81,590	10,708	(60,613)	354,300	13,717	(61)
Income Fund	199,483	29,373	0	(16,419)	213,960	6,480	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	35	0	(15,998)	38,413	35	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	21,034	(78,038)	333,151	174	(1,702)
Investment Grade Corporate Bond Fund	0	1,161,789	0	(73,137)	1,088,652	9,537	0
Long Duration Total Return Fund	101,224	256,712	16,887	(24,567)	315,121	5,878	(197)
Long-Term U.S. Government Fund	494,621	38,304	510,594	762	11,046	2,536	11,649
Low Duration Fund	839,047	54,260	847,645	(2,055)	43,066	3,318	3,092
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	1,748,003	156,920	(198,086)	3,065,999	56,154	(5,459)
Real Return Fund	1,839,314	405,874	695,186	(82,157)	1,401,741	38,784	(23,708)
RealEstateRealReturn Strategy Fund	342,055	468,956	60,432	(49,623)	691,009	0	(8,176)
Short-Term Fund	23,677	249	12,086	(341)	11,653	248	(128)
Small Cap StocksPLUS® TR Fund	12,084	381,705	14,393	(11,532)	368,858	734	(732)
StocksPLUS® Fund	12,854	637	0	(2,997)	10,534	637	0
StocksPLUS® Total Return Fund	53,961	779	0	(14,943)	43,513	779	0
Total Return Fund	1,025,404	142,131	613,360	(14,112)	505,828	23,170	(18,764)
CommodityRealReturn Strategy Fund®	463,269	50,345	4,730	(8,249)	384,511	14,101	247
Totals	$14,894,363	$6,402,614	$4,900,344	$(1,342,996)	$14,768,044	$328,653	$(166,835)

184	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain(Loss)
Convertible Fund	$8,241	$24,890	$0	$(3,153)	$30,375	$198	$0
Developing Local Markets Fund	103,194	45,379	4,317	(9,747)	132,694	2,402	(2)
Diversified Income Fund	28,119	3,097	2,426	(3,663)	25,921	795	(87)
Emerging Local Bond Fund	70,806	72,565	3,568	(10,955)	128,848	2,869	2
Emerging Markets Bond Fund	75,871	12,121	1,801	(9,820)	76,560	2,599	(141)
European StocksPLUS® TR Strategy Fund	2,162	0	1,000	(470)	990	0	(172)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	2,202	0	(4,161)	11,912	0	0
Floating Income Fund	4,525	25,220	30,033	0	0	196	119
Foreign Bond Fund (Unhedged)	25,527	2,781	16,543	(932)	9,398	291	315
Fundamental Advantage Total Return Strategy Fund	11,330	54,959	0	(2,013)	64,219	53	0
Fundamental IndexPLUSTM Fund	18,964	1	18,324	(352)	910	1	(2,206)
Fundamental IndexPLUSTM TR Fund	17,645	2,586	17,081	(214)	3,437	1	(775)
Global Bond Fund (Unhedged)	282	5	0	(16)	244	5	0
GNMA Fund	1	0	0	0	1	0	0
High Yield Fund	18,940	21,367	0	(4,551)	35,987	909	0
Income Fund	44,132	3,466	841	(3,703)	43,648	1,364	(21)
Investment Grade Corporate Bond Fund	0	160,343	0	(9,896)	150,447	1,282	0
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	0	(5,532)	16,118	0	0
Long Duration Total Return Fund	6,870	21,076	0	(1,879)	25,978	435	0
Long-Term U.S. Government Fund	30,767	253	25,764	264	4,191	253	1,019
Low Duration Fund	2,720	222	2,149	(34)	739	26	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	230,685	7,586	(27,395)	336,895	5,401	(359)
Real Return Fund	136,230	24,087	80,469	(3,236)	71,854	2,245	(1,126)
RealEstateRealReturn Strategy Fund	19,515	43,547	7,415	(2,406)	51,910	0	(1,104)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	7,782	0	(673)	9,474	17	0
StocksPLUS® Fund	1,369	68	0	(441)	1,122	68	0
StocksPLUS® Total Return Fund	2,195	32	0	(635)	1,770	32	0
StocksPLUS® TR Short Strategy Fund	191,557	62,420	62,803	21,024	200,490	1,692	1,916
Total Return Fund	52,106	7,146	13,953	(2,315)	42,601	1,241	(432)
CommodityRealReturn Strategy Fund®	30,831	18,600	0	(5,219)	37,356	1,179	0
Totals	$1,084,466	$849,901	$296,269	$(92,123)	$1,516,090	$25,555	$(3,019)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	185

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,402,614	$4,900,344
All Asset All Authority Fund	0	0	849,901	296,269
European StocksPLUS® TR Strategy Fund	28,126	31,066	766	836
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	115,958	119,602	6,819	5,031
Fundamental Advantage Tax Efficient Strategy Fund	0	0	13,753	9,576
Fundamental Advantage Total Return Strategy Fund	1,275,157	953,472	449,092	21,858
Fundamental IndexPLUSTM Fund	642,299	628,367	46,409	75,141
Fundamental IndexPLUSTM TR Fund	1,441,385	1,460,110	92,801	48,947
International StocksPLUS® TR Strategy Fund (Unhedged)	208,521	222,976	11,204	6,837
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,043,958	4,058,970	194,537	89,637
Japanese StocksPLUS® TR Strategy Fund	214,810	226,563	9,307	5,167
Real Return Asset Fund	39,628,928	37,728,808	1,568,113	198,969
RealEstateRealReturn Strategy Fund	8,097,126	7,235,445	223,773	18,278
Small Cap StocksPLUS® TR Fund	708,939	399,767	113,437	2,711
StocksPLUS® Long Duration Fund	75,073	73,968	25,914	7,687
StocksPLUS® Total Return Fund	859,610	883,026	29,304	20,625
StocksPLUS® TR Short Strategy Fund	659,508	523,103	64,192	20,656
CommodityRealReturn Strategy Fund®	130,985,586	131,633,733	3,969,528	3,060,830

9. LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2008 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2008, the AAAA Fund was paying interest at 3.48%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2008
$125,000	$125,000	$2,117	$364	$125,000

Subsequent to September 30, 2008, the revolving credit agreement with CNAI was terminated. The AAAA Fund has engaged in discussions with separate potential counterparties to enter into an alternative senior secured revolving line of credit facility.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

186	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

Semiannual Report	September 30, 2008	187

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
All Asset Fund	$3,122	$(1,346,118)	$(1,342,996)
All Asset All Authority Fund	21,288	(113,411)	(92,123)
European StocksPLUS® TR Strategy Fund	76	(294)	(218)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	359	(1,565)	(1,206)
Fundamental Advantage Tax Efficient Strategy Fund	1	(570)	(569)
Fundamental Advantage Total Return Strategy Fund	5,646	(37,183)	(31,537)
Fundamental IndexPLUSTM Fund	748	(30,852)	(30,104)
Fundamental IndexPLUSTM TR Fund	5,076	(54,628)	(49,552)
International StocksPLUS® TR Strategy Fund (Unhedged)	291	(6,531)	(6,240)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,392	(34,074)	(26,682)
Japanese StocksPLUS® TR Strategy Fund	154	(2,724)	(2,570)
Real Return Asset Fund	19,803	(364,507)	(344,704)
RealEstateRealReturn Strategy Fund	7,443	(68,169)	(60,726)
Small Cap StocksPLUS® TR Fund	2,745	(7,848)	(5,103)
StocksPLUS® Long Duration Fund	679	(12,540)	(11,861)
StocksPLUS® Total Return Fund	1,496	(28,801)	(27,305)
StocksPLUS® TR Short Strategy Fund	2,036	(21,211)	(19,175)
CommodityRealReturn Strategy Fund®	79,096	(720,580)	(641,484)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	166,886	$2,074,918	277,975	$3,579,397	24,991	$270,168	16,360	$178,441
Administrative Class	2,529	31,410	4,555	58,412	0	0	0	0
Class P	1	10	0	0	1	10	0	0
Other Classes	48,148	596,740	64,465	823,027	43,501	468,777	26,293	286,408
Issued as reinvestment of distributions
Institutional Class	18,143	218,706	57,265	726,669	631	6,638	1,890	20,120
Administrative Class	225	2,722	853	10,808	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	3,348	40,085	13,366	168,281	580	6,069	1,569	16,641
Cost of shares redeemed
Institutional Class	(75,509)	(930,660)	(133,515)	(1,719,576)	(9,785)	(105,514)	(10,270)	(110,743)
Administrative Class	(3,788)	(46,753)	(7,073)	(89,760)	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	(40,713)	(500,784)	(75,056)	(958,848)	(8,805)	(94,288)	(12,634)	(135,940)
Net increase (decrease) resulting from Fund share transactions	119,270	$1,486,394	202,835	$2,598,410	51,114	$551,860	23,208	$254,927

	Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM Fund
	Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	37,302	$368,458	36,257	$361,737	1,226	$11,557	22,114	$254,095
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	67	674	0	0	9	91	0	0
Issued as reinvestment of distributions
Institutional Class	58	571	0	0	19	188	2,721	29,361
Administrative Class	0	0	0	0	0	0	0	1
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,295)	(13,030)	(99)	(982)	(6,662)	(63,017)	(29,699)	(318,675)
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	(2)	0	0	(7)	(74)	0	0
Net increase (decrease) resulting from Fund share transactions	36,132	$356,671	36,158	$360,755	(5,415)	$(51,255)	(4,864)	$(35,218)

188	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

European StocksPLUS® TR Strategy Fund				Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental Advantage Tax Efficient Strategy Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

0	$0	516	$5,639	220	$2,202	1,703	$25,496	488	$4,891	1,101	$10,998
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	17	163	0	0

0	0	47	513	0	0	390	5,001	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(105)	(1,000)	(799)	(8,534)	(8)	(95)	(2,000)	(28,764)	(922)	(9,273)	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(3)	(32)	0	0
(105)	$(1,000)	(236)	$(2,382)	212	$2,107	93	$1,733	(420)	$(4,251)	1,101	$10,998

Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,462	$42,900	13,634	$143,933	231	$2,051	3,604	$37,061	25,807	$256,667	1,845	$22,478
0	0	0	0	0	0	0	0	0	0	0	0
1	10	0	0	1	10	0	0	0	0	0	0
886	8,259	2,221	23,554	210	2,028	388	4,040	233	2,292	2,744	34,113

30	276	3,143	32,395	4	40	529	5,405	19	200	1,363	16,740
0	0	0	1	0	0	0	1	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	203	2,077	0	0	14	149	0	0	102	1,258

(4,360)	(40,301)	(16,851)	(179,294)	(120)	(1,074)	(2,124)	(21,022)	(2,711)	(26,559)	(26,262)	(305,139)
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(1,488)	(13,442)	(2,116)	(21,810)	(184)	(1,673)	(163)	(1,667)	(1,262)	(12,535)	(3,237)	(38,276)
531	$(2,298)	234	$856	142	$1,382	2,248	$23,967	22,086	$220,065	(23,445)	$(268,826)

Semiannual Report	September 30, 2008	189

Notes to Financial Statements  (Cont.)

	Japanese StocksPLUS® TR Strategy				Real Return Asset Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	431	$4,073	1,185	$14,035	184,045	$2,162,776	206,468	$2,300,752
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	0	0	70	862	6,093	69,986	10,468	118,001
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(127)	(1,206)	(3,325)	(41,158)	(17,897)	(211,009)	(151,108)	(1,687,855)
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	304	$2,867	(2,070)	$(26,261)	172,241	$2,021,753	65,828	$730,898

	StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
	Six Months Ended 09/30/08		Year Ended to 03/31/2008		Six Months Ended 09/30/08		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,409	$23,446	13,021	$157,021	8,006	$75,064	10,402	$88,972
Administrative Class	0	0	0	0	0	0	0	0
Class P	1	10	0	0	0	0	0	0
Other Classes	544	5,352	1,294	15,045	4,546	43,032	6,668	60,798
Issued as reinvestment of distributions
Institutional Class	314	2,776	3,335	38,369	187	1,760	941	7,666
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	64	557	809	9,203	35	331	28	232
Cost of shares redeemed
Institutional Class	(785)	(7,737)	(20,520)	(246,273)	(7,813)	(75,353)	(9,094)	(76,531)
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	(1,273)	(12,078)	(2,832)	(32,608)	(3,266)	(31,318)	(1,244)	(11,150)
Net increase (decrease) resulting from Fund share transactions	1,274	$12,326	(4,893)	$(59,243)	1,695	$13,516	7,701	$69,987

190	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2008

RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund				StocksPLUS® Long Duration Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/08		Period from 08/31/2007 to 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

98,567	$585,832	60,564	$353,870	48,629	$447,859	2,252	$23,635	3,239	$26,000	14,229	$140,500
0	0	0	0	0	0	0	0	0	0	0	0
2	10	0	0	1	10	0	0	0	0	0	0
12,463	76,049	2,629	16,670	103	978	71	749	0	0	0	0

0	0	2,359	13,780	94	900	150	1,512	38	329	328	3,292
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
0	0	935	5,538	0	1	4	40	0	0	0	0

(14,101)	(79,762)	(4,923)	(31,542)	(2,144)	(20,965)	(519)	(5,203)	0	0	(1,292)	(12,000)
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(7,306)	(42,561)	(7,348)	(47,159)	(40)	(369)	(32)	(281)	0	0	0	0
89,625	$539,568	54,216	$311,157	46,643	$428,414	1,926	$20,452	3,277	$26,329	13,265	$131,792

CommodityRealReturn Strategy Fund®
Six Months Ended 09/30/08		Year Ended 03/31/2008
Shares	Amount	Shares	Amount

82,312	$1,464,955	143,564	$2,364,522
20,045	367,627	26,865	418,000
290	5,107	0	0
53,169	980,526	88,340	1,457,582

10,143	169,886	20,954	331,437
2,125	35,299	4,221	66,651
0	0	0	0
6,173	103,317	13,113	206,578

(91,879)	(1,674,889)	(215,042)	(3,371,519)
(14,691)	(263,385)	(22,947)	(384,796)
(6)	(93)	0	0
(80,442)	(1,425,673)	(111,583)	(1,751,605)
(12,761)	$(237,323)	(52,515)	$(663,150)

Semiannual Report	September 30, 2008	191

Notes to Financial Statements  (Cont.)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

192	PIMCO Funds	Strategic Markets Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	193

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

194	PIMCO Funds	Strategic Markets Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2008	195

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The

196	PIMCO Funds	Strategic Markets Funds

Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2008	197

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

198	PIMCO Funds	Strategic Markets Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26405-04

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Real Return Strategy, Asset Allocation & Equity-Related Funds

Share Classes

REAL RETURN STRATEGY

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		21
Financial Highlights		116
Statements of Assets and Liabilities		124
Consolidated Statement of Assets and Liabilities		126
Statements of Operations		127
Consolidated Statement of Operations		129
Statements of Changes in Net Assets		130
Consolidated Statement of Changes in Net Assets		133
Statements of Cash Flows		134
Notes to Financial Statements		136
Glossary		152
Privacy Policy		153
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		154

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	23
All Asset All Authority Fund	9	24
Fundamental Advantage Tax Efficient Strategy Fund	10	25
Fundamental Advantage Total Return Strategy Fund	11	27
Fundamental IndexPLUS™ TR Fund	12	33
International StocksPLUS® TR Strategy Fund (Unhedged)	13	42
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	14	49
RealEstateRealReturn Strategy Fund	15	58
Small Cap StocksPLUS® TR Fund	16	66
StocksPLUS® Fund	17	73
StocksPLUS® Total Return Fund	18	83
StocksPLUS® TR Short Strategy Fund	19	91
CommodityRealReturn Strategy Fund®	20	100

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

Chairman’s Letter  (Cont.)

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far-Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes, which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class A, B and C shares were first offered in (month/year): StocksPLUS® Fund (1/97), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (A&C Shares 7/05), Small Cap StocksPLUS® TR Fund (A&C Shares 7/06), StocksPLUS® TR Short Strategy Fund (A&C Shares 7/06), Fundamental Advantage Total Return Strategy Fund (A&C Shares 7/08) and Fundamental Advantage Tax Efficient Strategy Fund (A&C Shares 7/08). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO All Asset Fund	Class A:	PASAX
	Class B:	PASBX
	Class C:	PASCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO GNMA Fund benefited performance as the underlying Fund posted a positive return and outperformed the Lehman Brothers U.S. TIPS: 1-10 Year Index.

•

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, detracted from performance as both underlying Funds underperformed the benchmark.

•

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer-maturity U.S. TIPS underperformed the shorter-maturity U.S. TIPS in the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the underlying benchmarks.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the underlying Fund underperformed the benchmark.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	-8.40%	-7.03%	5.17%	7.59%
PIMCO All Asset Fund Class A (adjusted)	-11.83%	-10.52%	4.37%	6.92%
PIMCO All Asset Fund Class B	-8.79%	-7.71%	4.37%	6.78%
PIMCO All Asset Fund Class B (adjusted)	-11.94%	-10.75%	4.29%	6.78%
PIMCO All Asset Fund Class C (adjusted)	-9.68%	-8.55%	4.39%	6.78%
Lehman Brothers U.S. TIPS: 1-10 Year Index	-2.68%	7.89%	4.99%	6.04%
Consumer Price Index + 500 Basis points	5.04%	10.28%	8.66%	8.47%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	6.26%	7.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.575% for Class A shares and 2.325% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	20.7%
Developing Local Markets Fund	9.8%
Real Return Fund	9.5%
Emerging Local Bond Fund	9.4%
Investment Grade Corporate Bond Fund	7.4%
Emerging Markets Bond Fund	5.8%
Other	37.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$916.04	$912.13	$912.18	$1,021.01	$1,017.30	$1,017.30
Expenses Paid During Period†	$3.89	$7.43	$7.43	$4.10	$7.84	$7.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.805% for Class A, 1.555% for Class B and 1.555% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which are based upon the allocation of the Fund’s assets among the underlying Funds and are indirectly borne by the shareholders of the Fund. The underlying Fund Expenses attributable to advisory and supervisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 0.805% for Class A, 1.555% for Class B and 1.555% for Class C reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO All Asset All Authority Fund	Class A:	PAUAX
	Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the underlying Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, benefited performance as U.S. TIPS outperformed the S&P 500 Index.

•

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both underlying Funds outperformed the benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as the underlying Fund outperformed the benchmark.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period, which was lower than the return of the benchmark.

•

Modest exposure to equity strategies, primarily through the PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both underlying Funds declined more than the S&P 500 Index.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	-7.28%	-2.01%	5.87%
PIMCO All Asset All Authority Fund Class A (adjusted)	-10.76%	-5.69%	5.05%
PIMCO All Asset All Authority Fund Class C (adjusted)	-8.53%	-3.61%	5.08%
S&P 500 Index	-10.87%	-21.98%	4.09%
Consumer Price Index + 650 Basis points	5.82%	11.94%	10.10%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	5.55%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 3.58% and 4.37% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	22.2%
StocksPLUS® TR Short Strategy Fund	13.2%
Investment Grade Corporate Bond Fund	9.9%
Developing Local Markets Fund	8.8%
Emerging Local Bond Fund	8.5%
Emerging Markets Bond Fund	5.1%
Other	32.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$927.18	$923.90	$1,019.05	$1,015.29
Expenses Paid During Period†	$5.80	$9.40	$6.07	$9.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.20% for Class A and 1.95% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which are based upon the allocation of the Fund’s assets among the underlying Funds and are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to advisory and supervisory and administrative fees are currently capped at 0.69% of the total assets invested in the underlying Funds.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example

Semiannual Report	September 30, 2008	9

PIMCO Fundamental Advantage Tax Efficient Strategy Fund	Class A:	PFEAX
	Class C:	PFACX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed-income instruments, a substantial portion of which are expected to be high-yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).

•	The Fund’s long-short equity exposure was positive for absolute performance over this period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s duration and curve positioning detracted from performance as municipal rates rose across the yield curve and the municipal yield curve steepened over the period.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 4.30%. The yield was 6.62% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.78% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class A	-6.34%	-6.56%
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class A (adjusted)	-9.85%	-10.06%
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class C (adjusted)	-7.61%	-7.89%
SIFMA Municipal Swap Index	1.11%	1.33%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. The Fund’s gross expense ratios are 1.29% and 2.04% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Pennsylvania	11.8%
Texas	9.1%
North Carolina	8.8%
California	7.9%
Puerto Rico	7.1%
Ohio	5.8%
Arizona	5.6%
Tennessee	5.5%
Mississippi	5.2%
Illinois	5.1%
Other	28.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$940.71	$939.70	$1,018.60	$1,014.84
Expenses Paid During Period†	$2.09	$3.31	$6.53	$10.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.29% for Class A and 2.04% for Class C), multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the Classes commenced operations on 07/31/08). The annualized expense ratio of 1.29% for Class A and 2.04% for Class C reflects net annualized expenses after application of an expense waiver of 1.09% for Class A and 1.27% for Class C.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Fundamental Advantage Total Return Strategy Fund	Class A:	PFTAX
	Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments.

•	The Fund’s long-short equity exposure was positive for absolute performance over the period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the six-month period.

•	A U.K. interest rate strategy detracted from performance as rates moved higher during the period.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Class A	-3.79%	-3.83%
PIMCO Fundamental Advantage Total Return Strategy Fund Class A (adjusted)	-7.40%	-7.43%
PIMCO Fundamental Advantage Total Return Strategy Fund Class C (adjusted)	-5.11%	-5.20%
3 Month LIBOR Index	1.38%	1.79%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. The Fund’s gross expense ratios are 1.29% and 2.04% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.1%
Corporate Bonds & Notes	29.4%
Short-Term Instruments	12.8%
Asset-Backed Securities	12.5%
Mortgage-Backed Securities	1.7%
Other	1.5%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$981.42	$980.30	$1,016.70	$1,013.14
Expenses Paid During Period†	$2.77	$3.94	$8.44	$12.01

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.67% for Class A and 2.38% for Class C), multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the Classes commenced operations on 07/31/08).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO Fundamental IndexPLUSTM TR Fund	Class A:	PIXAX
	Class C:	PIXCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in comment stocks, options, futures, options on futures and swaps. The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the performance of the Index.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly benefited performance as profits from short exposure to the British pound and the euro largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	-19.40%	-27.24%	-1.45%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	-22.43%	-29.96%	-2.60%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	-20.44%	-28.39%	-2.12%
FTSE RAFITM 1000 Index	-12.23%	-24.33%	0.76%
S&P 500 Index	-10.87%	-21.98%	1.30%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	1.20%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. The Fund’s gross expense ratios are 1.70% and 2.43% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.7%
Corporate Bonds & Notes	19.2%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%
Other	5.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$805.97	$803.65	$1,015.09	$1,011.33
Expenses Paid During Period†	$9.01	$12.39	$10.05	$13.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.99% for Class A and 2.74% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Class A:	PPUAX
	Class C:	PPUCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to the international equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	-26.18%	-31.30%	-12.00%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	-28.95%	-33.88%	-13.82%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	-27.09%	-32.35%	-12.63%
MSCI EAFE Net Dividend Index (USD Unhedged)	-22.35%	-30.50%	-10.79%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	-9.71%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption Fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.09% and 2.58% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	11.1%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.4%
Other	2.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$738.17	$736.51	$1,014.94	$1,011.18
Expenses Paid During Period†	$8.80	$12.06	$10.20	$13.97

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.02% for Class A and 2.77% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Class A:	PIPAX
	Class B:	PIPBX
	Class C:	PIPCX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to international equity markets detracted from absolute performance over this period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•	Currency strategies slightly benefited performance as profits from short exposure to the British pound largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	-17.60%	-31.24%	5.60%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-22.13%	-35.02%	4.40%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	-17.76%	-31.68%	4.84%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-21.87%	-35.08%	4.56%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	-18.55%	-32.26%	4.89%
MSCI EAFE Net Dividend Hedged USD Index	-14.21%	-29.27%	6.73%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	8.26%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.04% for Class A shares, 2.81% for Class B and 2.79% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	55.5%
Corporate Bonds & Notes	14.0%
U.S. Treasury Obligations	11.8%
Short-Term Instruments	7.4%
Mortgage-Backed Securities	4.5%
Other	6.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$824.05	$822.42	$822.77	$1,010.68	$1,006.82	$1,006.52
Expenses Paid During Period†	$13.12	$16.63	$16.91	$14.47	$18.31	$18.61

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.87% for Class A, 3.64% for Class B, and 3.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund	Class A:	PETAX
	Class B:	PETBX
	Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Real Estate Investment Trusts (“REITs”) declined 0.87% as measured by the Fund’s benchmark index, the Dow Jones Wilshire Real Estate Investment Trust Index, which detracted from total return performance through the Fund’s derivative exposure to the Index.

•	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class A	-8.57%	-11.64%	13.90%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-13.60%	-16.50%	12.60%
PIMCO RealEstateRealReturn Strategy Fund Class B	-8.90%	-12.23%	13.05%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	-13.46%	-16.35%	12.91%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-9.98%	-13.21%	13.00%
Dow Jones Wilshire Real Estate Investment Trust Index	-0.87%	-12.47%	13.33%
Lipper Real Estate Funds Average	-3.35%	-14.61%	11.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.20% for Class A shares and 1.95% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.3%
U.S. Government Agencies	28.0%
Corporate Bonds & Notes	8.0%
Short-Term Instruments	5.4%
Asset-Backed Securities	2.5%
Other	1.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$914.28	$910.96	$909.25	$1,019.10	$1,015.34	$1,015.34
Expenses Paid During Period†	$5.71	$9.29	$9.29	$6.02	$9.80	$9.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.19% for Class A, 1.94% for Class B and 1.94% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	15

PIMCO Small Cap StocksPLUS® TR Fund	Class A:	PCKAX
	Class C:	PCKCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	-1.42%	-12.30%	-2.06%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	-5.12%	-15.59%	-3.54%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	-2.88%	-14.07%	-2.91%
Russell 2000® Index	-0.54%	-14.48%	-3.43%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	0.08%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption Fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.95% and 2.69% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	64.3%
Corporate Bonds & Notes	13.0%
Short-Term Instruments	12.1%
Asset-Backed Securities	6.1%
Mortgage-Backed Securities	2.2%
Other	2.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$985.81	$981.05	$1,018.20	$1,013.09
Expenses Paid During Period†	$6.82	$11.87	$6.93	$12.06

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.37% for Class A and 2.39% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® Fund	Class A:	PSPAX
	Class B:	PSPBX
	Class C:	PSPCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a shortduration portfolio of fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period as the S&P 500 Index declined sharply.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed the profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class A	-18.28%	-28.79%	2.40%	1.88%	7.87%
PIMCO StocksPLUS® Fund Class A (adjusted)	-20.73%	-30.92%	1.78%	1.57%	7.66%
PIMCO StocksPLUS® Fund Class B	-18.66%	-29.32%	1.64%	1.36%	7.51%
PIMCO StocksPLUS® Fund Class B (adjusted)	-22.53%	-32.59%	1.33%	1.36%	7.51%
PIMCO StocksPLUS® Fund Class C (adjusted)	-19.25%	-29.76%	1.90%	1.38%	7.34%
S&P 500 Index	-10.87%	-21.98%	5.17%	3.06%	8.55%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	2.71%	7.56%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.00%, 1.75% and 1.50% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	31.2%
U.S. Government Agencies	27.8%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	9.0%
Short-Term Instruments	8.2%
Convertible Preferred Stocks	2.4%
Other	8.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$817.23	$813.37	$815.23	$1,018.40	$1,014.64	$1,015.89
Expenses Paid During Period†	$6.06	$9.46	$8.33	$6.73	$10.50	$9.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.33% for Class A, 2.08% for Class B and 1.83% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	17

PIMCO StocksPLUS® Total Return Fund	Class A:	PTOAX
	Class B:	PTOBX
	Class C:	PSOCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging market currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class A	-19.60%	-27.30%	3.32%	4.23%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	-22.61%	-30.03%	2.53%	3.60%
PIMCO StocksPLUS® Total Return Fund Class B	-19.88%	-27.84%	2.52%	3.43%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	-22.65%	-30.04%	2.45%	3.43%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	-20.73%	-28.45%	2.52%	3.43%
S&P 500 Index	-10.87%	-21.98%	5.17%	4.59%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	3.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.65% for Class A shares, 3.44% for Class B and 3.40% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	62.3%
Corporate Bonds & Notes	18.3%
Mortgage-Backed Securities	6.8%
Asset-Backed Securities	6.6%
Short-Term Instruments	1.7%
Other	4.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$804.02	$801.20	$800.60	$1,009.88	$1,006.12	$1,006.12
Expenses Paid During Period†	$13.70	$17.07	$17.06	$15.27	$19.01	$19.01

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (3.03% for Class A, 3.78% for Class B and 3.78% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund	Class A:	PSSAX
	Class C:	PSSCX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	The Fund’s short equity exposure to U.S. equity markets benefited absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class A	4.38%	27.45%	2.98%	3.14%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	0.47%	22.67%	2.20%	2.39%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	2.95%	25.52%	2.17%	2.33%
Inverse of S&P 500 Index	10.20%	25.04%	-5.94%	-5.92%
Lipper Dedicated Short Bias Funds Average	6.57%	22.44%	-5.59%	-6.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.59% and 2.47% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	19.4%
Short-Term Instruments	17.8%
Asset-Backed Securities	4.6%
Mortgage-Backed Securities	3.5%
Other	3.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,043.82	$1,039.47	$1,016.90	$1,013.04
Expenses Paid During Period†	$8.35	$12.27	$8.24	$12.11

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.63% for Class A and 2.40% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	19

PIMCO CommodityRealReturn Strategy Fund®	Class A:	PCRAX
	Class B:	PCRBX
	Class C:	PCRCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities declined 16.07% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Index Total Return. All commodity sectors declined during the period, which detracted from the Fund’s total return performance through the Fund’s derivative exposure to the Index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance during the period as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Index Total Return.

•	An underweight to U.S. TIPS duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class A	-23.15%	-4.18%	10.25%	14.39%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-27.38%	-9.45%	9.01%	13.36%
PIMCO CommodityRealReturn Strategy Fund® Class B	-23.50%	-4.96%	9.41%	13.55%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-27.23%	-9.44%	9.13%	13.55%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-24.23%	-5.85%	9.42%	13.55%
Dow Jones-AIG Commodity Index Total Return	-16.07%	-3.66%	10.15%	11.73%
Lipper Commodities Funds Average	-14.91%	-1.14%	11.15%	14.05%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.29% for Class A shares and 2.04% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	46.1%
U.S. Government Agencies	24.5%
Short-Term Instruments	13.7%
Corporate Bonds & Notes	8.6%
Foreign Currency- Denominated Issues	2.3%
Other	4.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$768.49	$765.01	$765.19	$1,018.80	$1,015.04	$1,015.04
Expenses Paid During Period†	$5.54	$8.85	$8.85	$6.33	$10.10	$10.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.28% for Class A, 2.03% for Class B and 2.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.28% for Class A, 2.03% for Class B and 2.03% for Class C reflects net annualized expenses after application of an expense waiver of 0.08%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2008	21

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index*	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008; “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

22	PIMCO Funds

Schedule of Investments All Asset Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	28,128,131	$384,511
Convertible Fund	32,674,360	338,833
Developing Local Markets Fund	145,714,514	1,445,488
Diversified Income Fund	40,874,488	392,804
Emerging Local Bond Fund	154,482,082	1,384,159
Emerging Markets Bond Fund	90,553,007	855,726
Floating Income Fund	36,748,405	307,952
Foreign Bond Fund (Unhedged)	681,509	6,549
Fundamental Advantage Total Return Strategy Fund	57,924,949	557,817
Fundamental IndexPLUSTM Fund	21,033,538	163,851
Fundamental IndexPLUSTM TR Fund	39,500,915	300,602
Global Bond Fund (Unhedged)	786,913	7,358
GNMA Fund	11,179,847	125,550
High Yield Fund	44,848,070	354,300
Income Fund	23,155,875	213,960
International StocksPLUS® TR Strategy Fund (Unhedged)	5,440,884	38,413
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	39,102,276	333,151
Investment Grade Corporate Bond Fund	113,994,980	1,088,652
Long Duration Total Return Fund	32,655,061	315,121
Long-Term U.S. Government Fund	1,034,295	11,046
Low Duration Fund	4,523,708	43,066
Real Return Asset Fund	286,274,428	3,065,999
Real Return Fund	134,009,664	1,401,741
RealEstateRealReturn Strategy Fund	124,730,821	691,009
Short-Term Fund	1,207,545	11,653
Small Cap StocksPLUS® TR Fund	41,351,787	368,858
StocksPLUS® Fund	1,364,517	10,534
StocksPLUS® Total Return Fund	5,473,299	43,513
Total Return Fund	49,205,026	505,828

Total PIMCO Funds (Cost $16,111,040)		14,768,044

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,490	4,490

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $4,580. Repurchase proceeds are $4,490.)

Total Short-Term Instruments (Cost $4,490)		4,490

Total Investments 100.0% (Cost $16,115,530)		$14,772,534

Other Assets and Liabilities (Net) (0.0%)		(6,138)

Net Assets 100.0%		$14,766,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$14,768,044	$4,490	$0	$14,772,534
Other Financial Instruments ++	0	0	0	0

Total	$14,768,044	$4,490	$0	$14,772,534

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments All Asset All Authority Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 108.7%
CommodityRealReturn Strategy Fund®	2,732,678	$37,356
Convertible Fund	2,929,153	30,375
Developing Local Markets Fund	13,376,452	132,694
Diversified Income Fund	2,697,324	25,921
Emerging Local Bond Fund	14,380,415	128,848
Emerging Markets Bond Fund	8,101,562	76,560
European StocksPLUS® TR Strategy Fund	137,498	990
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,381,873	11,912
Foreign Bond Fund (Unhedged)	977,937	9,398
Fundamental Advantage Total Return Strategy Fund	6,668,614	64,219
Fundamental IndexPLUSTM Fund	116,811	910
Fundamental IndexPLUSTM TR Fund	451,648	3,437
Global Bond Fund (Unhedged)	26,152	244
GNMA Fund	60	1
High Yield Fund	4,555,363	35,987
Income Fund	4,723,833	43,648
Investment Grade Corporate Bond Fund	15,753,594	150,447
Japanese StocksPLUS® TR Strategy Fund	1,948,967	16,118
Long Duration Total Return Fund	2,691,976	25,978
Long-Term U.S. Government Fund	392,437	4,191
Low Duration Fund	77,656	739
Real Return Asset Fund	31,456,135	336,895
Real Return Fund	6,869,396	71,854
RealEstateRealReturn Strategy Fund	9,370,007	51,910
Short-Term Fund	66	1
Small Cap StocksPLUS® TR Fund	1,062,107	9,474
StocksPLUS® Fund	145,318	1,122
StocksPLUS® Total Return Fund	222,590	1,770
StocksPLUS® TR Short Strategy Fund	20,499,981	200,490
Total Return Fund	4,144,044	42,601

Total PIMCO Funds (Cost $1,608,213)		1,516,090

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$329	$329

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $339. Repurchase proceeds are $329.)

Total Short-Term Instruments (Cost $329)		329

Total Investments 108.7% (Cost $1,608,542)		$1,516,419

Other Assets and Liabilities (Net) (8.7%)		(121,660)

Net Assets 100.0%		$1,394,759

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,516,090	$329	$0	$1,516,419
Other Financial Instruments ++	0	0	0	0

Total	$1,516,090	$329	$0	$1,516,419

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Tax Efficient Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.1%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$68

Total Corporate Bonds & Notes (Cost $100)		68

MUNICIPAL BONDS & NOTES 82.7%

ARIZONA 4.7%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	81

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	221

		302

CALIFORNIA 6.6%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	260

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	70

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	92

		422

COLORADO 2.7%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	84

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	87

		171

FLORIDA 3.7%

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	250	235

GEORGIA 0.2%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	100	13

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	181

ILLINOIS 4.3%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	92

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	181

		273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 1.1%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	$100	$67

MARYLAND 1.7%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	108

MICHIGAN 1.1%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	71

MISSISSIPPI 4.3%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	300	277

NEW JERSEY 1.5%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	97

NEW YORK 1.5%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	95

NORTH CAROLINA 7.4%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	141

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	237

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	92

		470

OHIO 4.9%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	82
5.875% due 06/01/2047	300	227

		309

PENNSYLVANIA 9.9%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	229

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	177

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	224

		630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 5.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$150	$145

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	234

		379

TENNESSEE 4.6%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	293

TEXAS 7.6%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	150

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	119

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	137

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	81

		487

WEST VIRGINIA 2.3%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	147

WYOMING 3.9%

Campbell County, Wyoming Recreation Project Revenue Bonds, Series 2008
5.250% due 06/15/2019	250	251

Total Municipal Bonds & Notes (Cost $5,788)		5,278

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	3

Total Convertible Preferred Stocks (Cost $30)		3

Total Investments 83.9% (Cost $5,918)		$5,349

Other Assets and Liabilities (Net) 16.1%		1,028

Net Assets 100.0%		$6,377

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $256 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index December Futures	Short	12/2008	14	$33

(b)	Swap agreements outstanding on September 30, 2008:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.250%	$1,118	02/27/2009	MLP	$(98)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.250%	3,044	03/31/2009	MLP	(394)
Pay	S&P 500 Index	954	1-Month USD-LIBOR less 0.050%	2,000	03/31/2009	MLP	231
Pay	FTSE eRAFI 1000 Index	14,431	3-Month USD-LIBOR plus 0.250%	1,720	04/30/2009	MLP	251
Receive	FTSE eRAFI 1000 Index	38,213	3-Month USD-LIBOR plus 0.250%	4,555	04/30/2009	MLP	(666)
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	503

							$(173)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$3	$5,346	$0	$5,349
Other Financial Instruments ++	34	734	(908)	(140)

Total	$37	$6,080	$(908)	$5,209

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(857)	0	(908)

Total	$(51)	$0	$0	$0	$(857)	$0	$(908)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Total Return Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 25.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$600	$580

American Express Bank FSB
5.500% due 04/16/2013	800	733

American Express Co.
7.000% due 03/19/2018	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	553

American International Group, Inc.
2.895% due 10/18/2011	6,500	3,861

ANZ National International Ltd.
6.200% due 07/19/2013	900	894

Bank of America Corp.
8.000% due 12/29/2049	7,800	6,182
8.125% due 12/29/2049	4,700	3,803

Bank of Scotland PLC
2.875% due 12/08/2010	7,000	6,311

Bear Stearns Cos. LLC
2.901% due 02/23/2010	400	394
2.999% due 11/28/2011	2,800	2,688
3.029% due 01/31/2011	400	391
3.084% due 09/09/2009	4,900	4,841
7.250% due 02/01/2018	2,000	1,928

Capital One Financial Corp.
3.097% due 09/10/2009	5,200	4,852

Citigroup, Inc.
5.500% due 04/11/2013	1,800	1,573
8.400% due 04/29/2049	4,900	3,341

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	10,600	10,295

General Electric Capital Corp.
5.875% due 01/14/2038	800	590

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,000	4,165

Hartford Life Global Funding Trusts
2.854% due 11/15/2009	7,800	7,617

HSBC Finance Corp.
3.012% due 08/09/2011	3,200	2,772

International Lease Finance Corp.
3.138% due 07/13/2012	8,500	5,580

JPMorgan Chase & Co.
6.625% due 03/15/2012	8,800	8,659

KeyBank N.A.
5.061% due 06/02/2010	1,200	1,195

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,144
3.375% due 01/26/2017 (a)	900	117

Merrill Lynch & Co., Inc.
3.000% due 07/25/2011	400	346
3.004% due 02/15/2011	1,600	1,352
3.014% due 02/05/2010	4,200	3,984
4.610% due 05/20/2009	3,800	3,710

Monumental Global Funding II
3.254% due 09/22/2009	7,300	7,243

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	489

Morgan Stanley
2.912% due 02/09/2009	1,400	1,220
3.271% due 10/15/2015	5,700	3,114
4.904% due 05/14/2010	1,200	876

National Australia Bank Ltd.
5.350% due 06/12/2013	700	673

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nationwide Life Global Funding I
5.450% due 10/02/2012	$6,300	$6,314

Northern Rock PLC
2.866% due 10/20/2009	5,000	4,902

Pacific Life Global Funding
3.434% due 06/22/2011	20,500	20,441

Premium Asset Trust
2.648% due 02/15/2009	5,000	4,931
3.039% due 10/08/2009	4,000	3,760

Pricoa Global Funding I
2.896% due 01/30/2012	900	867
3.969% due 09/27/2013	700	658

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	895

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	9,000	8,698

TD North America LP
3.039% due 10/15/2009	6,800	6,802

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

UBS AG
3.714% due 05/05/2010	2,800	2,789
5.750% due 04/25/2018	400	349

Wachovia Corp.
2.961% due 06/01/2010	2,700	2,088
3.089% due 06/15/2017	1,000	423
5.750% due 02/01/2018	1,000	751
7.980% due 02/28/2049	600	251

		173,961

INDUSTRIALS 10.3%

Amgen, Inc.
6.900% due 06/01/2038	3,300	3,200

CVS Caremark Corp.
3.111% due 06/01/2010	10,000	9,581

Dell, Inc.
5.650% due 04/15/2018	1,600	1,472

Gaz Capital S.A.
7.343% due 04/11/2013	100	91
8.146% due 04/11/2018	600	528
8.625% due 04/28/2034	3,300	3,086

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	9,400	9,365

Home Depot, Inc.
2.944% due 12/16/2009	14,400	13,552

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	4,660	4,487

Norfolk Southern Corp.
5.750% due 04/01/2018	3,600	3,476

Oracle Corp.
5.750% due 04/15/2018	3,500	3,256

Philip Morris International, Inc.
6.375% due 05/16/2038	400	352

Reynolds American, Inc.
3.519% due 06/15/2011	4,700	4,477

Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	3,655

Time Warner, Inc.
3.034% due 11/13/2009	5,800	5,570

Tyco International Group S.A.
6.125% due 01/15/2009	3,700	3,712

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	$2,200	$2,008

		71,868

UTILITIES 3.4%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,244

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	7,800	7,762

Dominion Resources, Inc.
3.866% due 06/17/2010	4,000	3,996

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	9,400	9,900

Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,029

		23,931

Total Corporate Bonds & Notes (Cost $296,860)		269,760

MUNICIPAL BONDS & NOTES 0.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,600	1,666

Total Municipal Bonds & Notes (Cost $1,703)		1,768

U.S. GOVERNMENT AGENCIES 55.4%

Fannie Mae
4.249% due 03/01/2034	1,089	1,096
4.314% due 07/01/2035	1,454	1,445
5.000% due 04/01/2034 - 10/01/2038	64,985	63,274
5.000% due 02/01/2036 - 05/01/2038 (e)	30,801	30,045
5.500% due 12/01/2036 - 07/01/2038 (e)	70,483	70,357
5.500% due 05/01/2037 - 11/01/2038	127,748	127,309
5.969% due 12/01/2034	1,382	1,416
6.000% due 08/01/2036 - 08/01/2038	25,548	25,885
6.000% due 11/01/2036 - 05/01/2038 (e)	33,462	33,935

Freddie Mac
4.875% due 06/13/2018	1,000	1,015
5.000% due 02/15/2016	1,424	1,430
5.500% due 09/01/2037 - 09/01/2038 (e)	21,000	20,909

Ginnie Mae
6.000% due 09/15/2037 - 10/01/2038	1,992	2,023

Small Business Administration
5.490% due 03/01/2028	492	491
6.020% due 08/01/2028	5,200	5,321

Total U.S. Government Agencies (Cost $383,4643)		385,951

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,989	3,468
2.625% due 07/15/2017	2,122	2,182

Total U.S. Treasury Obligations (Cost $6,047)		5,650

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.2%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	$7,100	$6,052

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,951

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	1,600	1,370

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,300	1,924

WaMu Mortgage Pass-Through Certificates
5.695% due 06/25/2037	4,081	3,332

Total Mortgage-Backed Securities (Cost $15,918)		15,629

ASSET-BACKED SECURITIES 16.4%

Access Group, Inc.
4.093% due 10/27/2025	3,400	3,361

Argent Securities, Inc.
3.407% due 10/25/2035	3,911	3,701

Asset-Backed Funding Certificates
3.247% due 09/25/2036	320	318

Asset-Backed Securities Corp. Home Equity
3.367% due 06/25/2035	521	514

BA Credit Card Trust
2.528% due 11/17/2014	1,700	1,596
2.688% due 01/15/2013	9,400	9,164
2.708% due 04/16/2012	955	941
3.068% due 04/15/2013	1,900	1,860
3.188% due 12/15/2014	3,000	2,869
3.688% due 12/16/2013	4,100	4,030

Centex Home Equity
3.307% due 06/25/2036	5,159	5,055

Chase Issuance Trust
2.938% due 01/15/2012	3,500	3,451
3.138% due 11/15/2011	4,600	4,563
3.238% due 08/17/2015	4,500	4,264
4.319% due 09/15/2015	6,800	6,783

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Issuance Trust
2.866% due 07/25/2011	$1,345	$1,329
3.194% due 03/22/2012	589	574

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	1,100	1,094
3.967% due 09/10/2012	400	393

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,300	4,255
3.688% due 12/15/2010	3,200	3,178
3.908% due 06/15/2012	2,700	2,632

IXIS Real Estate Capital Trust
3.547% due 02/25/2036	4,950	4,609

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	710	656
3.347% due 11/25/2035	1,060	1,051

MASTR Asset-Backed Securities Trust
3.327% due 12/25/2035	1,789	1,773

SLM Student Loan Trust
2.920% due 10/26/2015	4,357	4,349
3.364% due 10/25/2017	10,600	10,299
3.480% due 07/25/2013	3,457	3,454
4.173% due 04/25/2023	6,700	6,725

South Carolina Student Loan Corp.
3.311% due 09/02/2014	958	954
3.361% due 03/01/2018	2,400	2,346
3.561% due 03/02/2020	3,100	2,973
3.811% due 09/03/2024	1,400	1,334

Structured Asset Securities Corp.
3.317% due 01/25/2037	10,000	7,827

Total Asset-Backed Securities (Cost $116,798)		114,275

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Wachovia Corp.
7.500% due 12/31/2049	8,000	3,140

Total Convertible Preferred Stocks (Cost $8,000)		3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 16.8%

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
0.100% due 10/07/2008	$14,000	$14,000

REPURCHASE AGREEMENTS 14.0%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	82,900	82,900
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $84,668. Repurchase proceeds are $82,901.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,450	4,450
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $4,542. Repurchase proceeds are $4,450.)
1.000% due 10/01/2008	10,335	10,335
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $10,543. Repurchase proceeds are $10,335.)

		97,685

U.S. TREASURY BILLS 0.8%
1.358% due 12/11/2008 - 12/26/2008 (b)(d)	5,500	5,448

Total Short-Term Instruments (Cost $117,167)		117,133

PURCHASED OPTIONS (h) 0.5%
(Cost $2,138)		3,252

Total Investments 131.6% (Cost $948,095)		$916,558

Written Options (i) (0.0%) (Premiums $69)		(115)

Other Assets and Liabilities (Net) (31.6%)		(219,980)

Net Assets 100.0%		$696,463

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $75,081 at a weighted average interest rate of 2.529%. On September 30, 2008, securities valued at $155,068 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $46,012 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	42	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	90
90-Day Eurodollar December Futures	Long	12/2008	1,168	(837)
90-Day Eurodollar December Futures	Long	12/2009	83	56
90-Day Eurodollar June Futures	Long	06/2009	602	472
90-Day Eurodollar June Futures	Long	06/2010	7	2
90-Day Eurodollar March Futures	Long	03/2009	368	171
90-Day Eurodollar March Futures	Long	03/2010	77	44
90-Day Eurodollar September Futures	Long	09/2009	322	378

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	7	$2
E-mini S&P 500 Index December Futures	Short	12/2008	843	1,997
S&P 500 Index December Futures	Short	12/2008	2,171	14,279
U.S. Treasury 10-Year Note December Futures	Long	12/2008	524	(550)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	23	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	31

				$16,247

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$5,000	$(10)	$0	$(10)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	1,300	(689)	(241)	(448)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	5,000	(2,648)	(892)	(1,756)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	DUB	4.260%	1,900	(142)	0	(142)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	RBS	4.260%	1,000	(75)	0	(75)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	200	(19)	0	(19)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	2,600	(300)	0	(300)

						$(3,883)	$(1,133)	$(2,750)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$1,000	$5	$(5)	$10
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	27,900	154	(151)	305
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	40,200	222	(321)	543

					$393	$(485)	$878

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	$500	$7	$0	$7
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	10,000	141	0	141
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	2,400	3	0	3
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4

					$155	$0	$155

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	$234	$(61)	$295
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	52	(18)	70
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	5	2	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		7,300	79	143	(64)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,700	40	74	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,300	57	21	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		800	(30)	(3)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	28	(112)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(18)	(5)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		800	(29)	6	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		400	(18)	6	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		8,600	(384)	78	(462)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(477)	122	(599)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	51	12	39
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	(9)	(21)	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	(39)	(117)	78
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	(33)	(94)	61
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	21	(1)	22

							$(589)	$177	$(766)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$(2)	$(14)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	FTSE eRAFI 1000 Index	1,748,018	1-Month USD-LIBOR plus 0.200%	$182,618	03/13/2009	CSFB	$(4,480)
Receive	FTSE eRAFI 1000 Index	4,730,066	1-Month USD-LIBOR plus 0.250%	527,816	02/27/2009	MLP	(46,341)
Receive	FTSE eRAFI 1000 Index	177,617	1-Month USD LIBOR plus 0.170%	47,820	08/31/2009	UBS	(1,738)

							$(52,559)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	1,443	$41	$0
Call - CME S&P 500 Index December Futures	1,725.000	12/18/2008	132	4	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	980	18	15

				$63	$15

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$23,000	$539	$960
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	60,000	1,519	2,276
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	53,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	91,800	10	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	8,000	1	0

				$2,075	$3,237

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	61	$34	$37
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	61	35	78

				$69	$115

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	73	$81
Sales	547	329
Closing Buys	(98)	(89)
Expirations	(366)	(227)
Exercised	(34)	(25)

Balance at 09/30/2008	122	$69

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$22,500	$23,013	$22,771
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,498	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,900	2,901	2,921
U.S. Treasury Notes	2.125%	04/30/2010	2,800	2,799	2,841
U.S. Treasury Notes	2.375%	08/31/2010	11,000	11,085	11,124
U.S. Treasury Notes	3.500%	02/15/2010	1,500	1,539	1,541
U.S. Treasury Notes	4.250%	08/15/2013	400	423	427

				$43,258	$43,130

(7)	Market value includes $77 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	801	11/2008	$0	$(2)	$(2)
Buy		BOA	597	11/2008	0	(1)	(1)
Buy		DUB	2,906	11/2008	0	(7)	(7)
Buy		HSBC	645	11/2008	0	(1)	(1)
Buy		JPM	2,969	11/2008	0	(6)	(6)
Buy		UBS	605	11/2008	0	(1)	(1)
Buy		BCLY	4,654	07/2009	0	(48)	(48)
Buy		DUB	14,457	07/2009	0	(150)	(150)
Buy		HSBC	4,723	07/2009	0	(44)	(44)
Buy		JPM	4,507	07/2009	0	(49)	(49)
Buy	EUR	BCLY	328	10/2008	0	(23)	(23)
Buy		BOA	60	10/2008	0	(4)	(4)
Buy		CITI	1,448	10/2008	6	0	6
Sell		CITI	1,448	10/2008	0	(5)	(5)
Buy		DUB	100	10/2008	0	(5)	(5)
Buy		GSC	471	10/2008	0	(26)	(26)
Buy		HSBC	91	10/2008	0	(6)	(6)
Buy		JPM	24	10/2008	0	(2)	(2)
Buy		MSC	30	10/2008	0	(2)	(2)
Buy		UBS	280	10/2008	0	(16)	(16)
Sell		UBS	2,832	10/2008	158	0	158
Buy	GBP	BOA	14	10/2008	0	(1)	(1)
Buy		UBS	332	10/2008	0	(26)	(26)
Sell		UBS	1,548	11/2008	54	0	54
Buy	MYR	BCLY	420	11/2008	0	(7)	(7)
Buy		BOA	420	11/2008	0	(8)	(8)
Buy		DUB	419	11/2008	0	(8)	(8)
Buy		HSBC	420	11/2008	0	(7)	(7)
Buy		JPM	375	11/2008	0	(7)	(7)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,200	11/2008	0	(10)	(10)
Buy		BCLY	1,900	02/2009	0	(2)	(2)
Buy	PHP	DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,250	02/2009	0	(2)	(2)
Buy		JPM	3,178	02/2009	0	(2)	(2)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(55)	(55)
Sell		JPM	16,183	05/2009	61	0	61

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	BCLY	87	11/2008	$0	$0	$0
Buy		JPM	2,186	11/2008	0	(86)	(86)
Sell		JPM	88	11/2008	0	0	0
Sell		MSC	88	11/2008	0	0	0
Sell		UBS	88	11/2008	0	0	0

					$279	$(637)	$(358)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$904,506	$12,052	$916,558
Short Sales, at value	0	(43,052)	0	(43,052)
Other Financial Instruments ++	16,247	(3,111)	(52,393)	(39,257)

Total	$16,247	$858,343	$(40,341)	$834,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$12,127	$74	$0	$(149)	$0	$12,052
Other Financial Instruments ++	(2,967)	0	0	0	(53,029)	3,603	(52,393)

Total	$(2,967)	$12,127	$74	$0	$(53,178)	$3,603	$(40,341)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUSTM TR Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
6.012% due 11/18/2013	$2,462	$2,166

Idearc, Inc.
4.470% due 11/17/2014	105	62
4.800% due 11/17/2014	2,357	1,393

Total Bank Loan Obligations (Cost $4,925)		3,621

CORPORATE BONDS & NOTES 34.0%

BANKING & FINANCE 25.7%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	600	598
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	1,100	1,008

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	646

American General Finance Corp.
6.900% due 12/15/2017	1,600	743

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	4,000	2,011

Bank of America Corp.
3.076% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,770
5.750% due 12/01/2017	1,100	934
8.000% due 12/29/2049	13,200	10,462
8.125% due 12/29/2049	5,400	4,370

Bank of America N.A.
6.000% due 10/15/2036	300	250

Bank of Ireland
2.926% due 12/18/2009	3,100	3,071

Barclays Bank PLC
6.050% due 12/04/2017	1,000	932

Bear Stearns Cos. LLC
2.991% due 02/01/2012	1,842	1,782
6.950% due 08/10/2012	2,400	2,426
7.250% due 02/01/2018	500	482

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	743

Calabash Re Ltd.
11.219% due 01/08/2010	1,200	1,215

CIT Group, Inc.
2.927% due 08/17/2009	300	241
2.946% due 01/30/2009	600	541
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	1,700	1,267

Citigroup, Inc.
3.799% due 12/28/2009	500	484
5.500% due 04/11/2013	2,700	2,359
6.000% due 08/15/2017	6,700	5,685
8.400% due 04/29/2049	6,000	4,091

DnB NOR Bank ASA
2.858% due 10/13/2009	1,000	999

Export-Import Bank of China
4.875% due 07/21/2015	100	94

Foundation Re II Ltd.
9.557% due 11/26/2010	1,400	1,391

GMAC LLC
6.000% due 12/15/2011	200	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	$10,900	$7,280

HBOS PLC
5.920% due 09/29/2049	100	59

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
3.328% due 01/12/2010	1,800	1,749

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	822

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,561

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

KeyBank N.A.
5.061% due 06/02/2010	5,800	5,774

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	117
6.200% due 09/26/2014 (a)	400	52

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,252
6.875% due 04/25/2018	2,200	1,950

MetLife, Inc.
6.400% due 12/15/2036	400	249

Morgan Stanley
4.904% due 05/14/2010	1,500	1,095

Mystic Re Ltd.
9.111% due 12/05/2008	1,500	1,500

National Australia Bank Ltd.
2.858% due 09/11/2009	800	798
5.350% due 06/12/2013	800	769

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	994

RBS Capital Trust III
5.512% due 09/29/2049	1,200	970

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	840

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	719

State Street Capital Trust IV
3.819% due 06/15/2037	200	132

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	5,400	5,325

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	158

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

U.S. Bancorp
3.191% due 02/04/2010	5,700	5,635

UBS AG
5.750% due 04/25/2018	600	523
5.875% due 12/20/2017	700	623

USB Capital IX
6.189% due 04/15/2049	200	98

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,503
7.980% due 02/28/2049	23,900	10,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Capital XIII
7.700% due 12/29/2049	$7,600	$6,633

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	342

		116,568

INDUSTRIALS 6.7%

Amgen, Inc.
6.900% due 06/01/2038	3,900	3,782

AstraZeneca PLC
5.900% due 09/15/2017	400	394
6.450% due 09/15/2037	300	287

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	4,782

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	403

CODELCO, Inc.
6.150% due 10/24/2036	100	89

Comcast Corp.
5.875% due 02/15/2018	300	269
6.450% due 03/15/2037	300	242

Daimler Finance North America LLC
3.249% due 03/13/2009	200	199

Gaz Capital S.A.
6.212% due 11/22/2016	200	159

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
3.375% due 07/28/2011	3,400	3,399
5.700% due 09/14/2017	7,800	7,569

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,588

Kraft Foods, Inc.
6.125% due 02/01/2018	800	751

Peabody Energy Corp.
7.875% due 11/01/2026	300	268

Rohm & Haas Co.
6.000% due 09/15/2017	500	465

Time Warner, Inc.
5.875% due 11/15/2016	2,100	1,847

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,679

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	670

Williams Cos., Inc.
6.375% due 10/01/2010	700	686

		30,628

UTILITIES 1.6%

Dominion Resources, Inc.
2.984% due 11/14/2008	2,800	2,795

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,848

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	505

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	802

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	216

		7,166

Total Corporate Bonds & Notes (Cost $190,790)		154,362

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	$200	$204
6.899% due 12/01/2040	1,500	1,562

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	4,273

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	227

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,524

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,714

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,272

Total Municipal Bonds & Notes (Cost $13,914)		11,776

U.S. GOVERNMENT AGENCIES 102.4%

Fannie Mae
3.267% due 12/25/2036	559	539
3.557% due 09/25/2042	907	892
4.278% due 06/01/2043 - 07/01/2044	812	810
4.400% due 07/01/2035	699	704
4.432% due 01/01/2035 (f)	1,095	1,103
4.499% due 07/01/2034	899	908
4.500% due 08/01/2035 (f)	1,591	1,595
4.637% due 07/01/2035	956	960
4.668% due 05/25/2035	181	187
4.672% due 12/01/2033	519	528
4.696% due 12/01/2033	297	298
4.818% due 10/01/2035	518	522
4.832% due 06/01/2035 (f)	1,701	1,709
4.885% due 09/01/2035	616	624
4.927% due 09/01/2035 (f)	1,052	1,061
4.980% due 06/01/2035 (f)	1,673	1,683
5.000% due 06/25/2027 - 11/01/2038	25,341	24,677
5.000% due 03/01/2036 - 03/01/2038 (f)	37,071	36,183
5.009% due 11/01/2035	267	273
5.468% due 03/01/2035	169	175
5.500% due 02/01/2014 - 11/01/2038	46,850	46,706
5.500% due 07/01/2035 - 05/01/2038 (f)	66,458	66,348
5.925% due 10/01/2034	155	156
6.000% due 02/01/2029 - 10/01/2038	90,785	91,965
6.000% due 06/01/2035 - 09/01/2038 (f)	117,208	118,868
6.500% due 08/01/2029 - 02/01/2038	734	754

Freddie Mac
2.638% due 07/15/2019 - 08/15/2019	6,033	5,900
2.718% due 02/15/2019	6,742	6,573
2.888% due 06/15/2018	145	142
3.467% due 08/25/2031	201	182
4.278% due 02/25/2045	87	79
4.500% due 10/15/2022	146	146
4.692% due 06/01/2035 (f)	1,692	1,676
4.706% due 08/01/2035 (f)	1,437	1,450
4.839% due 11/01/2034	934	951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.923% due 10/01/2035	$971	$973
5.000% due 01/15/2024	235	236
5.278% due 09/01/2035	514	516
5.500% due 12/01/2037 - 09/01/2038 (f)	23,494	23,392
5.500% due 02/01/2038 - 10/01/2038	3,136	3,116
6.000% due 12/01/2037 (f)	8,101	8,209

Ginnie Mae
6.000% due 05/15/2037 - 10/01/2038	1,087	1,105

Small Business Administration
5.290% due 12/01/2027	680	671
5.490% due 03/01/2028	4,922	4,912
5.600% due 03/01/2029	4,600	4,613

Total U.S. Government Agencies (Cost $461,435)		465,070

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	4,720	4,103
2.375% due 01/15/2025	5,246	5,071
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	3,400	3,450
4.250% due 08/15/2013	1,600	1,694

Total U.S. Treasury Obligations (Cost $16,162)		15,409

MORTGAGE-BACKED SECURITIES 8.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	900	817

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,220	1,199
4.837% due 01/25/2034	1,725	1,617

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	487
5.504% due 09/25/2035	205	165

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	755	601

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	296	275
4.900% due 12/25/2035	536	511

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	800	695

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	730	445
3.487% due 02/25/2037	3,252	2,112
4.500% due 06/25/2035	1,227	1,217

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	201	156

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	384	379

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	2,557	2,417

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	813	700
3.287% due 01/25/2047	998	948

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	400	339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	$800	$685

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,804	1,544
5.248% due 11/25/2035	1,309	1,127

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	379	357

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	432	406
3.307% due 01/25/2037	199	190
5.226% due 01/25/2036	756	532

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	2,417
5.882% due 02/15/2051	300	256

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	501	496

Mellon Residential Funding Corp.
2.928% due 12/15/2030	2,329	2,165

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	1,500	1,368
5.485% due 03/12/2051	600	505

Merrill Lynch Floating Trust
2.558% due 06/15/2022	4,121	3,749

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	531	315
5.288% due 08/25/2034	1,048	960

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	333	215

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	91	86

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	823	789
3.327% due 09/25/2046	1,306	1,224

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	1,990	1,819
5.509% due 04/15/2047	400	334

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
4.055% due 11/25/2042	102	91
4.274% due 05/25/2041	97	89

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,172	1,037

Total Mortgage-Backed Securities (Cost $43,363)		38,158

ASSET-BACKED SECURITIES 7.8%

ACE Securities Corp.
3.257% due 12/25/2036	293	276
3.287% due 10/25/2036	177	176

Asset-Backed Funding Certificates
3.267% due 11/25/2036	413	397

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	218	216
3.482% due 09/25/2034	151	132

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	721	683

Chase Issuance Trust
3.388% due 05/16/2011	5,600	5,594
4.319% due 09/15/2015	4,600	4,588

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	49	49

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	3,296	3,208
3.257% due 03/25/2047	194	190
3.257% due 05/25/2047	456	439

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 03/25/2037	$343	$334
3.277% due 06/25/2037	639	615
3.287% due 06/25/2037	573	549
3.317% due 10/25/2046	293	284

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	603	579

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	977	920
3.257% due 12/25/2036	433	421

Fremont Home Loan Trust
3.257% due 10/25/2036	1,855	1,774
3.267% due 01/25/2037	555	523

GSR Mortgage Loan Trust
3.307% due 11/25/2030	10	10

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	345	336

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	396	368

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	349	340

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	122	119
3.257% due 10/25/2036	2,940	2,784

Lehman XS Trust
3.277% due 05/25/2046	121	117

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	117	114
3.487% due 10/25/2034	17	13

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,900	2,873

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	179	177
3.277% due 08/25/2036	1,083	1,054

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	211	205
3.257% due 10/25/2036	227	222

Option One Mortgage Loan Trust
3.247% due 02/25/2037	533	526

Park Place Securities, Inc.
3.519% due 10/25/2034	728	615

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	368	343

Residential Asset Securities Corp.
3.267% due 10/25/2036	371	368
3.277% due 11/25/2036	335	328

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
3.377% due 08/25/2036		$264	$258

Soundview Home Equity Loan Trust
3.257% due 10/25/2036		75	75
3.287% due 01/25/2037		1,894	1,851

Structured Asset Securities Corp.
3.257% due 10/25/2036		483	459

Total Asset-Backed Securities (Cost $36,514)			35,502

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	2,000	2,624

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	279

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	7,856

Total Foreign Currency-Denominated Issues (Cost $15,867)			10,759

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
5.051% due 12/31/2049		243	2,479

Total Preferred Stocks (Cost $2,585)			2,479

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 1.8%

Federal Home Loan Bank
0.100% due 10/07/2008		$8,100	8,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$19,200	$19,200
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $19,610. Repurchase proceeds are $19,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	5,540	5,540

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% - 4.375% due 11/19/2008 - 09/17/2010 valued at $1,445 and Freddie Mac 5.125% - 5.250% due 12/24/2008 - 12/29/2008 valued at $4,210. Repurchase proceeds are $5,540.)

1.000% due 10/01/2008	12,882	12,882
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $10,979 and Freddie Mac 4.150% due 01/29/2013 valued at $2,161. Repurchase proceeds are $12,882.)

		37,622

U.S. TREASURY BILLS 4.6%
1.305% due 10/16/2008 - 12/26/2008 (b)(d)(e)	21,250	21,109

Total Short-Term Instruments (Cost $66,918)		66,831

PURCHASED OPTIONS (i) 0.4%
(Cost $2,971)		1,930

Total Investments 177.4% (Cost $855,543)		$805,991

Written Options (j) (0.5%) (Premiums $2,992)		(2,516)

Other Assets and Liabilities (Net) (76.9%)		(349,204)

Net Assets 100.0%		$454,271

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $17,148 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $163,888 at a weighted average interest rate of 2.484%. On September 30, 2008, securities valued at $261,525 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $4,828 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	41	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	91
90-Day Eurodollar December Futures	Long	12/2008	1,673	921

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	123	$68
90-Day Eurodollar June Futures	Long	06/2009	345	284
90-Day Eurodollar June Futures	Long	06/2010	5	2
90-Day Eurodollar March Futures	Long	03/2009	856	664
90-Day Eurodollar March Futures	Long	03/2010	95	66
90-Day Eurodollar September Futures	Long	09/2009	185	237
90-Day Eurodollar September Futures	Long	09/2010	5	2
E-mini S&P 500 Index December Futures	Long	12/2008	5	(29)
S&P 500 Index December Futures	Long	12/2008	4	(111)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	100	(96)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	355
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	224	470

				$3,025

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.750%	03/20/2013	DUB	3.868%	$1,300	$(98)	$0	$(98)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	1,100	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	1,500	(181)	0	(181)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	1,500	(254)	0	(254)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	100	(53)	0	(53)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	800	(370)	0	(370)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	900	(414)	0	(414)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	6,300	(3,337)	(1,118)	(2,219)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	300	(161)	0	(161)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,600	(699)	0	(699)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	5,600	(18)	0	(18)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,800	(163)	0	(163)
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	1,000	(75)	0	(75)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	400	(30)	0	(30)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	600	(507)	0	(507)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	5,780	(10)	0	(10)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	600	(2)	0	(2)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,000	(3)	0	(3)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	800	(52)	0	(52)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2013	JPM	17.182%	1,900	(557)	0	(557)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	3,800	(66)	0	(66)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	UBS	3.670%	1,400	(117)	0	(117)

						$(7,468)	$(1,118)	$(6,350)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$6,000	$587	$458	$129
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	18,700	1,829	1,356	473
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	2,400	235	182	53

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (2) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$1,000	$6	$(5)	$11
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	41,900	231	(233)	464
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	10,200	56	(135)	191
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	30,200	166	(190)	356

					$3,122	$1,425	$1,697

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	3,100	36	0	36
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	700	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	1,300	2	0	2
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	1,600	2	0	2
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	100	0	(1)	1
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	900	(94)	(153)	59

					$(487)	$(154)	$(333)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	$(55)	$0	$(55)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(33)	0	(33)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	(14)	0	(14)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	(7)	3	(10)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	(1)	1	(2)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(142)	(60)	(82)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	(65)	0	(65)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	(49)	(21)	(28)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	4	3	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	11	(3)	14
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	133	62	71
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	40	(16)	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	54	(19)	73
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		200	2	4	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,500	49	88	(39)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,600	28	52	(24)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,600	60	26	34

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$1,100	$12	$7	$5
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,400	(320)	(269)	(51)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		400	(15)	(19)	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		200	(8)	(10)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	(14)	(8)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(127)	35	(162)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		38,700	(1,407)	1,026	(2,433)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(22)	(6)	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		900	(33)	6	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		8,800	(392)	291	(683)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,600	(250)	98	(348)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(41)	18	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(673)	310	(983)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(173)	133	(306)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	117	25	92
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	22	8	14
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,500	(11)	(10)	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(5)	(13)	8
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	(8)	15	(23)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	(2)	19	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	(42)	(79)	37
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	(84)	(123)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	25	(48)	73
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	7	(11)	18
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(16)	12	(28)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	4	0	4
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	9	0	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	12	1	11
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	44	37	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	207	387	(180)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	148	148	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	281	267	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(245)	(124)	(121)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(82)	(39)	(43)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	36	103	(67)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(43)	8	(51)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,400	(20)	(1)	(19)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		800	(31)	1	(32)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(21)	1	(22)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(42)	1	(43)

							$(3,300)	$2,301	$(5,601)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$ (3)	$(15)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	749,672	1-Month USD-LIBOR plus 0.300%	$78,319	10/15/2008	BEAR	$(1,923)
Pay	FTSE eRAFI 1000 Index	98,977	1-Month USD-LIBOR plus 0.250%	10,340	10/15/2008	CSFB	252
Receive	FTSE eRAFI 1000 Index	1,124,687	1-Month USD-LIBOR plus 0.250%	117,497	10/15/2008	CSFB	(2,885)
Receive	FTSE eRAFI 1000 Index	303,867	1-Month USD-LIBOR plus 0.200%	31,745	03/13/2009	CSFB	(778)
Pay	FTSE eRAFI 1000 Index	93,841	1-Month USD-LIBOR plus 0.200%	9,804	10/15/2008	MLP	234
Receive	FTSE eRAFI 1000 Index	784,575	1-Month USD-LIBOR plus 0.200%	81,484	10/15/2008	MLP	(2,001)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices (Cont.)

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	$73,662	06/15/2009	MLP	$(13,106)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD LIBOR plus 0.230%	67,689	08/17/2009	MLP	(911)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD LIBOR plus 0.230%	52,378	09/18/2009	MLP	(4,340)

							$(25,458)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$346
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	18,800	201	139
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	96
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	38
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	230
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	286
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	190
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	80
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	324
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	201

							$2,971	$1,930

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	41	$23	$25
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	41	23	53

				$46	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$254
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	178
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,400	110	90
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,900	95	81
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,700	56	48
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,400	325	290
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	615	435
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	251
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	88	85
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	14,600	474	407
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,200	190	199

							$2,946	$2,438

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	553	44,500	1,732
Closing Buys	(445)	(46,100)	(719)
Expirations	(651)	0	(804)
Exercised	0	0	0

Balance at 09/30/2008	82	$102,400	$2,992

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
U.S. Treasury Notes	2.000%	02/28/2010	$3,700	$3,694	$3,713
U.S. Treasury Notes	2.125%	01/31/2010	5,600	5,603	5,640
U.S. Treasury Notes	2.125%	04/30/2010	3,500	3,499	3,551
U.S. Treasury Notes	2.375%	08/31/2010	6,700	6,752	6,775
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,435	11,509
U.S. Treasury Notes	3.125%	11/30/2009	6,900	6,976	7,064
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,336	2,359
U.S. Treasury Notes	3.500%	02/15/2010	1,800	1,846	1,849
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,688	1,703

				$43,829	$44,163

(7)	Market value includes $246 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Buy		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	MSC	557	10/2008	0	(23)	(23)
Sell		MSC	1,114	10/2008	24	(2)	22
Buy		UBS	405	10/2008	0	(28)	(28)
Sell	BRL	BNP	236	12/2008	0	0	0
Buy		CSFB	41,973	12/2008	0	(450)	(450)
Sell		HSBC	17,947	12/2008	1,097	0	1,097
Sell		JPM	38	12/2008	1	0	1
Sell		MSC	10,874	12/2008	482	0	482
Sell		UBS	4,475	12/2008	254	0	254
Buy	CNY	BCLY	883	11/2008	0	(2)	(2)
Buy		BOA	665	11/2008	0	(2)	(2)
Buy		DUB	3,212	11/2008	0	(7)	(7)
Buy		HSBC	713	11/2008	0	(2)	(2)
Buy		JPM	3,275	11/2008	0	(7)	(7)
Buy		UBS	659	11/2008	0	(2)	(2)
Buy		BCLY	4,015	07/2009	0	(41)	(41)
Buy		DUB	12,487	07/2009	0	(129)	(129)
Buy		HSBC	4,159	07/2009	0	(39)	(39)
Buy		JPM	3,459	07/2009	0	(38)	(38)
Buy	EUR	BCLY	1,572	10/2008	0	(109)	(109)
Buy		BOA	290	10/2008	0	(19)	(19)
Buy		CITI	660	10/2008	0	(37)	(37)
Sell		CITI	10,221	10/2008	0	(33)	(33)
Buy		DUB	236	10/2008	0	(13)	(13)
Buy		GSC	1,110	10/2008	0	(61)	(61)
Buy		HSBC	435	10/2008	0	(28)	(28)
Buy		JPM	116	10/2008	0	(8)	(8)
Buy		MSC	145	10/2008	0	(10)	(10)
Sell		UBS	14,785	10/2008	825	0	825
Buy	GBP	BOA	155	10/2008	0	(12)	(12)
Buy		UBS	2,046	10/2008	0	(158)	(158)
Sell		UBS	8,370	11/2008	289	0	289
Buy	IDR	DUB	1,528,800	10/2008	1	0	1
Buy		HSBC	2,853,000	10/2008	1	0	1
Buy	INR	DUB	32,990	11/2008	0	(110)	(110)
Buy		HSBC	83,614	11/2008	0	(282)	(282)
Buy		JPM	94,689	11/2008	0	(338)	(338)
Sell		JPM	208,500	11/2008	431	0	431
Buy	KWD	HSBC	32	04/2009	0	(4)	(4)
Buy	MYR	BCLY	3,177	11/2008	0	(62)	(62)
Buy		BOA	465	11/2008	0	(8)	(8)
Buy		DUB	468	11/2008	0	(9)	(9)
Buy		HSBC	469	11/2008	0	(8)	(8)
Buy		JPM	417	11/2008	0	(7)	(7)
Buy		JPM	3,333	02/2009	0	(66)	(66)
Buy	PHP	HSBC	29,000	11/2008	0	(40)	(40)
Buy		JPM	29,600	11/2008	0	(36)	(36)
Buy		BCLY	6,900	02/2009	0	(7)	(7)
Buy		DUB	3,300	02/2009	0	(5)	(5)
Buy		HSBC	8,240	02/2009	0	(9)	(9)
Buy		JPM	11,687	02/2009	0	(9)	(9)
Buy		MLP	2,600	02/2009	0	(3)	(3)

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	9,200	02/2009	$0	$(10)	$(10)
Buy		RBS	2,600	02/2009	0	(3)	(3)
Buy		LEH	1,700	12/2010	0	(2)	(2)
Sell		LEH	1,700	12/2010	0	(1)	(1)
Sell	RUB	BCLY	4,840	11/2008	4	0	4
Buy		DUB	34,322	11/2008	0	(55)	(55)
Sell		HSBC	29,482	11/2008	106	0	106
Buy		JPM	29,482	05/2009	0	(104)	(104)
Sell		UBS	29,482	05/2009	93	0	93
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Buy		JPM	213	04/2009	0	(1)	(1)
Buy	SGD	BCLY	219	11/2008	0	(7)	(7)
Sell		BCLY	160	11/2008	0	0	0
Buy		BOA	95	11/2008	0	(4)	(4)
Buy		CITI	972	11/2008	0	(14)	(14)
Buy		JPM	2,600	11/2008	0	(77)	(77)
Sell		JPM	160	11/2008	0	0	0
Sell		MSC	160	11/2008	0	0	0
Buy		UBS	95	11/2008	0	(4)	(4)
Sell		UBS	160	11/2008	0	0	0
Sell	ZAR	HSBC	11	12/2008	0	0	0
Buy		UBS	11	12/2008	0	0	0

					$3,608	$(2,548)	$1,060

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$804,623	$1,368	$805,991
Short Sales, at value	0	(43,917)	0	(43,917)
Other Financial Instruments ++	3,024	(16,302)	(21,270)	(34,548)

Total	$3,024	$744,404	$(19,902)	$727,526

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,384	$28	$0	$(44)	$0	$1,368
Other Financial Instruments ++	(42,525)	0	0	0	20,443	812	(21,270)

Total	$(42,525)	$1,384	$28	$0	$20,399	$812	$(19,902)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 32.8%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	$100	$100
5.375% due 04/30/2013	100	97

American Express Centurion Bank
2.507% due 06/12/2009	600	580

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	92

American General Finance Corp.
6.900% due 12/15/2017	200	93

American International Group, Inc.
5.850% due 01/16/2018	300	151

ANZ National International Ltd.
6.200% due 07/19/2013	100	99

Bank of America Corp.
5.375% due 09/11/2012	200	186
5.750% due 12/01/2017	200	170
8.000% due 12/29/2049	1,400	1,110
8.125% due 12/29/2049	1,200	971

Bank of Ireland
2.926% due 12/18/2009	300	297

Barclays Bank PLC
5.450% due 09/12/2012	900	898
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.927% due 05/18/2010	500	490
3.061% due 07/16/2009	100	99
6.950% due 08/10/2012	400	404

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

CIT Group, Inc.
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Funding, Inc.
2.805% due 12/08/2008	200	199
3.476% due 06/26/2009	100	98

Citigroup, Inc.
2.957% due 05/18/2010	730	674
5.500% due 04/11/2013	400	349
6.000% due 08/15/2017	200	170
8.400% due 04/29/2049	800	546

Credit Agricole S.A.
2.809% due 05/28/2009	100	100
2.859% due 05/28/2010	100	99

Credit Suisse USA, Inc.
3.004% due 08/15/2010	600	572

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	318

General Electric Capital Corp.
2.856% due 01/20/2010	600	596

Goldman Sachs Group, Inc.
2.887% due 11/16/2009	290	268
3.812% due 03/30/2009	100	96
6.750% due 10/01/2037	1,200	801

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
3.328% due 01/12/2010	100	97

International Lease Finance Corp.
3.626% due 06/26/2009	370	340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
3.479% due 06/26/2009	$290	$289
6.000% due 01/15/2018	100	91

KeyBank N.A.
5.061% due 06/02/2010	200	199

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	65

Merrill Lynch & Co., Inc.
2.852% due 05/08/2009	200	195
4.610% due 05/20/2009	600	586
6.875% due 04/25/2018	300	266

Metropolitan Life Global Funding I
2.847% due 05/17/2010	200	198

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
2.852% due 05/07/2009	300	260
2.912% due 02/09/2009	340	296
3.071% due 01/15/2010	400	301
4.904% due 05/14/2010	200	146

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	100

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	149

SLM Corp.
2.940% due 07/27/2009	30	27
2.960% due 07/26/2010	1,000	759

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	72

Travelers Cos., Inc.
8.125% due 04/15/2010	800	832

UBS AG
5.875% due 12/20/2017	100	89

Wachovia Corp.
2.861% due 12/01/2009	200	174
7.980% due 02/28/2049	2,500	1,046

		18,656

INDUSTRIALS 5.8%

Amgen, Inc.
2.889% due 11/28/2008	100	100
6.900% due 06/01/2038	400	388

AstraZeneca PLC
5.900% due 09/15/2017	100	99

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

Daimler Finance North America LLC
3.169% due 03/13/2009	50	50

Dell, Inc.
4.700% due 04/15/2013	200	193

General Mills, Inc.
2.921% due 01/22/2010	100	99

Home Depot, Inc.
2.944% due 12/16/2009	100	94

International Business Machines Corp.
5.700% due 09/14/2017	900	873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$300	$267

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Oracle Corp.
4.950% due 04/15/2013	300	299
5.750% due 04/15/2018	200	186

Philip Morris International, Inc.
6.375% due 05/16/2038	100	88

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Union Pacific Corp.
5.700% due 08/15/2018	200	186

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	96

		3,306

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	166

Enel Finance International S.A.
6.800% due 09/15/2037	300	295

NGPL Pipe Co. LLC
6.514% due 12/15/2012	100	100

Verizon Communications, Inc.
5.250% due 04/15/2013	100	96

		657

Total Corporate Bonds & Notes (Cost $27,399)		22,619

MUNICIPAL BONDS & NOTES 1.9%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	208

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	701

Total Municipal Bonds & Notes (Cost $1,194)		1,100

U.S. GOVERNMENT AGENCIES 88.2%

Fannie Mae
4.278% due 06/01/2043	51	51
5.000% due 02/25/2017 - 11/01/2038	10,494	10,211
5.500% due 02/01/2018 - 10/01/2038	4,119	4,121
5.500% due 04/01/2037 - 01/01/2038 (c)	7,349	7,336
6.000% due 12/01/2035 - 10/01/2038	1,616	1,639
6.000% due 01/01/2037 - 05/01/2038 (c)	12,249	12,423
6.500% due 10/01/2035 - 08/01/2037	846	869
6.500% due 03/01/2038 (c)	990	1,016

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	1,617	1,581
2.718% due 02/15/2019	642	626
4.250% due 09/15/2024	207	206
5.000% due 12/14/2018 - 07/15/2020	118	112

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/01/2037 - 01/01/2038 (c)	$2,809	$2,797
5.500% due 10/01/2038	1,000	994
6.000% due 03/01/2037 - 07/01/2038	1,692	1,715
6.000% due 10/01/2037 - 06/01/2038 (c)	2,708	2,744

Ginnie Mae
6.000% due 08/15/2037 (c)	959	975

Small Business Administration
5.290% due 12/01/2027	98	96
5.490% due 03/01/2028	689	687

Total U.S. Government Agencies (Cost $50,133)		50,199

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Notes
3.125% due 11/30/2009	400	406
4.250% due 08/15/2013	200	212

Total U.S. Treasury Obligations (Cost $615)		618

MORTGAGE-BACKED SECURITIES 7.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	600	511

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	265	162

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	217	132
3.855% due 02/25/2036	136	81

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	183	163
4.797% due 11/25/2034	107	94

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	95	90
3.287% due 03/25/2037	38	37

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	77	73

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	126	113

GSR Mortgage Loan Trust
5.248% due 11/25/2035	82	70

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518
5.420% due 01/15/2049	300	250

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	64	58

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	31	26

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	56	48

Morgan Stanley Capital I
2.548% due 10/15/2020	36	32
5.809% due 12/12/2049	500	427

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	234	153

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	54	45
3.337% due 03/25/2037	131	83

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	$175	$166

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	151	134

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	235	207
3.855% due 02/25/2046	445	267

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	121	109

Total Mortgage-Backed Securities (Cost $5,139)		4,265

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	124	122

American Express Credit Account Master Trust
2.988% due 02/15/2012	16	16

Asset-Backed Funding Certificates
3.267% due 01/25/2037	39	37

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	142	130

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	212	202

Chase Issuance Trust
2.498% due 02/15/2011	300	299
4.319% due 09/15/2015	600	598

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	121	112
3.267% due 01/25/2037	78	77
3.317% due 08/25/2036	441	427

Countrywide Asset-Backed Certificates
3.257% due 06/25/2037	247	240
3.257% due 07/25/2037	296	280
3.277% due 06/25/2037	49	47
3.287% due 06/25/2037	261	250
3.287% due 10/25/2037	177	169
3.387% due 09/25/2036	398	368

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	251	241
3.297% due 12/25/2037	161	155

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	99	93

Fremont Home Loan Trust
3.307% due 05/25/2036	37	36

GSAMP Trust
3.277% due 12/25/2036	176	162

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	115	112

HSBC Asset Loan Obligation
3.267% due 12/25/2036	282	259

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	219	209

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037	65	52
3.267% due 11/25/2036	155	151

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	86	84

Morgan Stanley ABS Capital I
3.247% due 01/25/2037	54	51
3.257% due 11/25/2036	129	125

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securities Corp.
3.277% due 02/25/2037		$159	$150

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037		322	304

SLM Student Loan Trust
3.480% due 07/25/2013		593	592

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		30	29
3.287% due 06/25/2037		132	127

Specialty Underwriting & Residential Finance
3.267% due 01/25/2038		140	130

Structured Asset Securities Corp.
3.307% due 01/25/2037		289	263

Total Asset-Backed Securities (Cost $7,055)			6,755

SOVEREIGN ISSUES 0.9%

Korea Development Bank
2.928% due 04/03/2010		500	494

Total Sovereign Issues (Cost $500)			494

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

Bear Stearns Cos. LLC
5.262% due 07/27/2012	EUR	100	131

General Electric Capital Corp.
5.500% due 09/15/2067		300	254

Total Foreign Currency-Denominated Issues (Cost $555)			385

SHORT-TERM INSTRUMENTS 19.0%

COMMERCIAL PAPER 3.2%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,800	1,800

REPURCHASE AGREEMENTS 0.5%

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008		305	305

(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $308. Repurchase proceeds are $306.)

U.S. TREASURY BILLS 15.3%
1.081% due 10/16/2008 - 12/26/2008 (b)		8,740	8,699

Total Short-Term Instruments (Cost $10,831)			10,804

PURCHASED OPTIONS (f) 0.2%
(Cost $165)			107

Total Investments 171.2% (Cost $103,586)			$97,346

Written Options (g) (0.3%) (Premiums $177)			(151)

Other Assets and Liabilities (Net) (70.9%)			(40,321)

Net Assets 100.0%			$56,874

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $27,651 at a weighted average interest rate of 2.471%. On September 30, 2008, securities valued at $26,363 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $624 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	5	$4
90-Day Euribor June Futures	Long	06/2009	2	8
90-Day Euribor March Futures	Long	03/2009	3	10
90-Day Eurodollar December Futures	Long	12/2008	65	(49)
90-Day Eurodollar December Futures	Long	12/2009	17	12
90-Day Eurodollar June Futures	Long	06/2009	73	59
90-Day Eurodollar June Futures	Long	06/2010	1	0
90-Day Eurodollar March Futures	Long	03/2009	45	22
90-Day Eurodollar March Futures	Long	03/2010	17	10
90-Day Eurodollar September Futures	Long	09/2009	38	45
90-Day Eurodollar September Futures	Long	09/2010	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2008	36	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	44
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	27	51

				$179

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	$600	$(72)	$0	$(72)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	500	(84)	0	(84)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	100	(44)	0	(44)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	100	(43)	0	(43)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	800	(413)	(142)	(271)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	100	(6)	0	(6)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	300	0	0	0
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	100	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	500	(9)	0	(9)

						$(675)	$(142)	$(533)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	$1,800	$153	$131	$22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	100	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	300	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,500	8	(31)	39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,500	2	(20)	22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	4,100	6	(25)	31

					$169	$53	$116

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(36)	$0	$(36)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	400	5	0	5
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	200	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	0	0	0

					$(30)	$0	$(30)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	0	0	0
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(17)	(7)	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	(7)	0	(7)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	(7)	(3)	(4)
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		2,000	13	6	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	6	(2)	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	7	(3)	10
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		600	7	12	(5)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		700	8	3	5
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		900	(5)	(2)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		500	(19)	(16)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300	(11)	3	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		100	(3)	1	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		300	(13)	1	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,700	(75)	28	(103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		200	(9)	4	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(76)	35	(111)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	800	16	3	13
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	(1)	(2)	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	(1)	1	(2)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0	1	(1)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0	2	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	(5)	(9)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	2	(4)	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	2	0	2
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	66	109	(43)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(27)	(14)	(13)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	100	(4)	0	(4)

							$(177)	$142	$(319)

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	16,000	1-Month USD-LIBOR less 0.250%	$923	11/15/2008	GSC	$22
Receive	iShares MSCI EAFE Index	1,059,547	1-Month USD-LIBOR less 0.250%	61,104	11/15/2008	GSC	(1,507)

							$(1,485)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$40	$30
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	800	9	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	10
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$165	$107

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	5	$3	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	5	3	7

				$6	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$31
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	9
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	200	5	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	6
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	34
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19

							$171	$141

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	78	2,000	111
Closing Buys	0	(2,000)	(16)
Expirations	(132)	0	(128)
Exercised	(8)	0	(6)

Balance at 09/30/2008	10	$6,100	$177

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
Ginnie Mae	6.000%	10/01/2038	900	925	912
U.S. Treasury Notes	2.000%	02/28/2010	500	499	502
U.S. Treasury Notes	2.125%	01/31/2010	500	500	504
U.S. Treasury Notes	2.125%	04/30/2010	500	500	507
U.S. Treasury Notes	2.375%	08/31/2010	900	907	910
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,812	3,836

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
U.S. Treasury Notes	3.125%	11/30/2009	$900	$910	$922
U.S. Treasury Notes	3.250%	12/31/2009	300	304	308
U.S. Treasury Notes	3.500%	02/15/2010	300	308	308
U.S. Treasury Notes	4.250%	08/15/2013	200	211	213

				$9,889	$9,934

(7)	Market value includes $46 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Buy		HSBC	28	04/2009	0	0	0
Buy	AUD	MSC	65	10/2008	0	(3)	(3)
Sell		MSC	130	10/2008	3	0	3
Buy		UBS	48	10/2008	0	(3)	(3)
Sell	BRL	BNP	44	12/2008	0	0	0
Buy		HSBC	2,258	12/2008	0	(155)	(155)
Sell		HSBC	431	12/2008	10	0	10
Sell		JPM	155	12/2008	12	0	12
Sell		MSC	917	12/2008	36	0	36
Sell		RBC	1,423	12/2008	33	0	33
Buy		UBS	902	12/2008	0	(20)	(20)
Sell		UBS	189	12/2008	3	0	3
Buy		RBC	1,423	06/2009	0	(34)	(34)
Buy	CNY	BCLY	129	11/2008	0	0	0
Buy		BOA	95	11/2008	0	0	0
Buy		DUB	462	11/2008	0	(1)	(1)
Buy		HSBC	102	11/2008	0	0	0
Buy		JPM	469	11/2008	0	(1)	(1)
Buy		UBS	95	11/2008	0	0	0
Buy		BCLY	446	07/2009	0	(5)	(5)
Buy		DUB	1,769	07/2009	0	(18)	(18)
Buy		HSBC	633	07/2009	0	(6)	(6)
Buy		JPM	481	07/2009	0	(5)	(5)
Buy	EUR	BCLY	82	10/2008	0	(6)	(6)
Buy		BOA	14	10/2008	0	(1)	(1)
Buy		CITI	46	10/2008	0	(3)	(3)
Buy		DUB	16	10/2008	0	(1)	(1)
Buy		GSC	77	10/2008	0	(4)	(4)
Buy		HSBC	23	10/2008	0	(1)	(1)
Buy		JPM	6	10/2008	0	0	0
Buy		MSC	8	10/2008	0	(1)	(1)
Sell		UBS	746	10/2008	42	0	42
Buy	GBP	BOA	23	10/2008	0	(2)	(2)
Buy		UBS	302	10/2008	0	(23)	(23)
Sell		UBS	1,241	11/2008	43	0	43
Buy	IDR	DUB	441,000	10/2008	0	0	0
Buy	INR	DUB	760	11/2008	0	(3)	(3)
Buy		HSBC	1,906	11/2008	0	(6)	(6)
Buy		JPM	2,154	11/2008	0	(8)	(8)
Sell		JPM	871	11/2008	0	0	0
Sell	JPY	DUB	5,869	10/2008	0	(1)	(1)
Buy	KWD	HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	340	11/2008	0	(7)	(7)
Buy		BOA	68	11/2008	0	(1)	(1)
Buy		DUB	68	11/2008	0	(1)	(1)
Buy		HSBC	65	11/2008	0	(1)	(1)
Buy		JPM	58	11/2008	0	(1)	(1)
Buy		JPM	336	02/2009	0	(7)	(7)
Buy	PHP	HSBC	3,000	11/2008	0	(4)	(4)
Buy		JPM	3,000	11/2008	0	(4)	(4)
Buy		BCLY	700	02/2009	0	(1)	(1)
Buy		HSBC	680	02/2009	0	(1)	(1)
Buy		JPM	2,016	02/2009	0	(1)	(1)
Buy		MSC	1,200	02/2009	0	(1)	(1)
Sell	RUB	BCLY	2,607	11/2008	3	0	3
Buy		HSBC	5,696	11/2008	0	(9)	(9)
Sell		HSBC	3,089	11/2008	11	0	11
Buy		JPM	3,089	05/2009	0	(11)	(11)
Sell		UBS	3,089	05/2009	10	0	10
Buy	SAR	HSBC	28	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	150	11/2008	$0	$(5)	$(5)
Sell		BCLY	24	11/2008	0	0	0
Buy		BOA	68	11/2008	0	(3)	(3)
Buy		CITI	52	11/2008	0	(1)	(1)
Buy		JPM	256	11/2008	0	(9)	(9)
Sell		JPM	24	11/2008	0	0	0
Sell		MSC	24	11/2008	0	0	0
Buy		UBS	68	11/2008	0	(3)	(3)
Sell		UBS	24	11/2008	0	0	0

					$206	$(382)	$(176)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$97,346	$0	$97,346
Short Sales, at value	0	(9,888)	0	(9,888)
Other Financial Instruments ++	178	(2,579)	(1)	(2,402)

Total	$178	$84,879	$(1)	$85,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	14	(3)	(1)

Total	$(12)	$0	$0	$0	$14	$(3)	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

48	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Georgia-Pacific Corp.
4.219% due 12/20/2012	174	154
4.238% due 12/20/2012	766	679
4.551% due 12/20/2012	397	351
4.567% due 12/20/2012	2,428	2,152

HCA, Inc.
6.012% due 11/18/2013	2,561	2,252

Total Bank Loan Obligations (Cost $8,192)		6,933

CORPORATE BONDS & NOTES 34.2%

BANKING & FINANCE 20.5%

American Express Bank FSB
6.000% due 09/13/2017	5,200	4,350

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,275

American Express Co.
6.150% due 08/28/2017	1,200	1,023

American International Group, Inc.
4.950% due 03/20/2012	700	432
5.850% due 01/16/2018	3,000	1,508
8.250% due 08/15/2018	5,900	3,432

ANZ National International Ltd.
6.200% due 07/19/2013	4,100	4,074

ASIF II
5.750% due 02/16/2009	300	243

Bank of America Corp.
5.650% due 05/01/2018	400	337
8.000% due 12/29/2049	4,700	3,725

Bank of America N.A.
3.760% due 06/23/2010	2,700	2,653

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,491
6.050% due 12/04/2017	1,600	1,491
7.434% due 09/29/2049	600	489
7.700% due 04/29/2049	1,300	1,146

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,411

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	3,200	3,083

Citigroup Capital XXI
8.300% due 12/21/2077	1,500	1,118

Citigroup, Inc.
5.500% due 04/11/2013	1,000	874
6.125% due 11/21/2017	5,000	4,244

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,691

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	185
7.250% due 10/25/2011	1,950	1,242
9.750% due 09/15/2010	400	287

General Electric Capital Corp.
2.849% due 03/12/2010	2,800	2,763
6.375% due 11/15/2067	200	162

GMAC LLC
6.625% due 05/15/2012	600	254
6.875% due 08/28/2012	2,200	875
7.000% due 02/01/2012	1,100	449

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,300	4,414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
3.567% due 06/10/2011	$3,900	$3,911

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,223

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	9
6.875% due 05/02/2018 (a)	200	26

Merrill Lynch & Co., Inc.
3.251% due 01/15/2015	5,000	3,664
6.050% due 08/15/2012	400	375
6.875% due 04/25/2018	1,300	1,152

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	486

Morgan Stanley
6.000% due 04/28/2015	1,300	886

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	200

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,417

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	1,026

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,098
8.700% due 08/07/2018	1,100	986

UBS AG
3.982% due 06/19/2010	2,000	1,996
5.875% due 12/20/2017	2,600	2,313

		82,489

INDUSTRIALS 10.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	2,063

Erac USA Finance Co.
6.375% due 10/15/2017	7,500	5,971

Gaz Capital S.A.
8.146% due 04/11/2018	700	616

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,083

International Business Machines Corp.
3.375% due 07/28/2011	4,400	4,399

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,257

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,440
6.875% due 02/01/2038	300	276

Loews Corp.
5.250% due 03/15/2016	2,800	2,700

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	2,057

Southern Co.
3.511% due 08/20/2010	4,900	4,891

Williams Cos., Inc.
6.375% due 10/01/2010	200	196

Xerox Corp.
9.750% due 01/15/2009	1,100	1,118

		39,977

UTILITIES 3.7%

AT&T, Inc.
4.125% due 09/15/2009	500	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2018	$1,100	$981
6.300% due 01/15/2038	500	414

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,126

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	4,639

Embarq Corp.
6.738% due 06/01/2013	2,000	1,765

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,378

		14,799

Total Corporate Bonds & Notes (Cost $157,019)		137,265

CONVERTIBLE BONDS & NOTES 1.1%

Prudential Financial, Inc.
1.189% due 12/15/2037	4,700	4,460

Total Convertible Bonds & Notes (Cost $4,519)		4,460

MUNICIPAL BONDS & NOTES 3.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,684

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	348

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	2,265	1,467

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	530

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	87

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	263

Total Municipal Bonds & Notes (Cost $13,090)		12,379

U.S. GOVERNMENT AGENCIES 135.2%

Fannie Mae
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036 (h)	2,252	2,241
3.375% due 11/25/2023	226	224
3.457% due 06/25/2044	52	52
3.557% due 09/25/2042	721	710
3.740% due 08/01/2035	642	654
3.785% due 08/01/2010	362	357
4.278% due 09/01/2044 - 10/01/2044 (h)	3,942	3,933
4.278% due 10/01/2044	158	158
4.500% due 06/01/2010 - 10/01/2038	2,266	2,161
4.500% due 09/25/2020 (h)	3,928	3,931
4.503% due 11/01/2034	795	801
4.567% due 10/01/2035	651	657
4.652% due 07/01/2035 (h)	1,567	1,584
4.804% due 10/01/2035	608	617
4.842% due 02/01/2034	683	688
4.861% due 09/01/2035	1,130	1,143
4.875% due 04/25/2024	179	182
4.936% due 10/01/2035	560	563
5.000% due 12/01/2018 - 10/01/2038	126,441	123,450

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 02/25/2025 - 02/01/2036 (h)	$35,122	$34,556
5.156% due 03/01/2036 (h)	1,915	1,919
5.248% due 02/01/2036 (h)	4,467	4,486
5.249% due 08/01/2036	1,141	1,153
5.399% due 07/01/2032	49	49
5.500% due 01/01/2021 - 05/01/2037	34,656	34,746
5.500% due 09/25/2024 - 02/01/2038 (h)	39,240	39,207
5.820% due 09/01/2031	2	2
6.000% due 10/01/2035 - 10/01/2038	12,787	12,956
6.220% due 02/01/2035	368	374
6.500% due 05/01/2037 - 10/01/2038	4,182	4,286
7.500% due 12/01/2014	156	163

Freddie Mac
2.688% due 10/15/2020	703	693
2.838% due 06/15/2031	1,414	1,378
2.888% due 11/15/2016 - 03/15/2017 (h)	6,169	6,122
3.500% due 01/15/2023	558	558
4.000% due 11/01/2013 (h)	3,643	3,606
4.000% due 05/15/2016	307	307
4.278% due 10/25/2044	173	167
4.500% due 02/15/2017 - 01/15/2018 (h)	10,294	10,318
4.500% due 09/15/2020	264	264
4.875% due 06/13/2018	6,000	6,093
5.000% due 12/15/2015 - 11/15/2025 (h)	36,753	37,031
5.000% due 02/16/2017 - 01/01/2037	7,374	7,455
5.278% due 09/01/2035	1,345	1,351
5.300% due 09/01/2035 (h)	2,148	2,159
5.500% due 07/18/2016 - 10/01/2038	96,198	95,671
5.500% due 12/01/2034 - 02/01/2038 (h)	14,410	14,352

Ginnie Mae
2.888% due 03/16/2032	36	36
5.000% due 10/01/2038	43,000	42,174
5.125% due 11/20/2024	95	96
6.000% due 10/01/2038 - 11/01/2038	13,000	13,174
6.500% due 10/01/2038 - 11/01/2038	13,000	13,287

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,126

Small Business Administration
5.680% due 06/01/2028	2,500	2,520

Total U.S. Government Agencies (Cost $539,577)		542,963

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	1,047	1,012
2.375% due 01/15/2027	1,308	1,261

U.S. Treasury Notes
2.875% due 06/30/2010	77,700	79,054
3.875% due 05/15/2018	2,900	2,916
4.000% due 02/15/2014	7,800	8,100
4.750% due 03/31/2011	22,100	23,332

Total U.S. Treasury Obligations (Cost $115,384)		115,675

MORTGAGE-BACKED SECURITIES 10.9%

American Home Mortgage Assets
3.397% due 05/25/2046	2,083	1,344
3.417% due 10/25/2046	800	312

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
6.129% due 01/20/2047	$162	$110

Banc of America Mortgage Securities, Inc.
3.657% due 01/25/2034	185	178
5.000% due 05/25/2034	197	179

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,272	2,115
4.550% due 08/25/2035	560	536
4.625% due 10/25/2035	3,179	2,868
4.750% due 10/25/2035	316	311
5.474% due 05/25/2047	2,162	1,821

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	433	368
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	511	412

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	504	401

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	635	606
4.700% due 12/25/2035	1,405	1,306
6.014% due 09/25/2037	2,092	1,463

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	2,094	1,277
3.398% due 10/25/2035	56	53
3.398% due 03/20/2046	1,508	932
3.398% due 07/20/2046	2,081	1,285
4.500% due 06/25/2035	339	336
5.426% due 06/25/2037	2,628	1,788

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	300	191
3.527% due 03/25/2035	238	142

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	262	257

Deutsche ALT-A Securities, Inc.

Alternate Loan Trust
3.287% due 02/25/2037	1,174	1,109

Downey Savings & Loan Association

Mortgage Loan Trust
3.290% due 08/19/2045	1,274	827
5.205% due 07/19/2044	111	91

First Horizon Alternative Mortgage Securities
4.245% due 03/25/2035	246	154

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	115	100

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	100	93

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	176	175

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	1,901	1,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	468	400
5.500% due 11/25/2035	222	222

GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	16	14

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,308	807

Homebanc Mortgage Trust
5.909% due 04/25/2037	900	490

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	622	594
3.507% due 06/25/2037	747	398
5.048% due 12/25/2034	63	52

JPMorgan Mortgage Trust
5.021% due 02/25/2035	442	385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
3.287% due 07/25/2046	$464	$456

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	252	205

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	61	55
4.207% due 10/25/2035	80	73

Morgan Stanley Capital I
2.548% due 10/15/2020	1,041	935

Residential Accredit Loans, Inc.
3.417% due 04/25/2046	2,024	1,305
3.607% due 03/25/2033	150	140

Residential Asset Securitization Trust
3.557% due 10/25/2018	2,033	1,783
3.607% due 05/25/2033	222	202

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	299	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	346	285
3.487% due 02/25/2036	799	516

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,772	1,700

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.527% due 01/25/2045	213	146
3.555% due 03/25/2047	1,091	575
5.468% due 02/25/2037	298	251

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	609	563
4.336% due 07/25/2035	2,700	2,507
4.500% due 11/25/2018	1,195	1,164
4.689% due 05/25/2035	293	264
5.240% due 04/25/2036	2,256	2,117

Total Mortgage-Backed Securities (Cost $49,126)		43,721

ASSET-BACKED SECURITIES 2.7%

Access Group, Inc.
4.093% due 10/27/2025	2,400	2,373

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	1,501	1,453

Bear Stearns Asset-Backed Securities Trust
5.437% due 10/25/2036	1,765	1,286

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	352	348

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	233	225

GSAMP Trust
3.277% due 01/25/2036	33	32
3.297% due 11/25/2035	126	62
3.497% due 03/25/2034	61	60

Lehman XS Trust
3.287% due 04/25/2046	108	107
3.287% due 08/25/2046	611	602

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	186	143

New Century Home Equity Loan Trust
3.277% due 08/25/2036	37	37

SLM Student Loan Trust
2.800% due 07/25/2017	2,000	1,897
3.264% due 10/27/2014	1,700	1,691

Structured Asset Securities Corp.
4.900% due 04/25/2035	704	466

Total Asset-Backed Securities (Cost $11,721)		10,782

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$650

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,916

Republic of Germany
4.250% due 07/04/2039	EUR	4,100	5,446
4.750% due 07/04/2034		3,100	4,427
5.500% due 01/04/2031		200	313
5.625% due 01/04/2028		3,000	4,735

Total Foreign Currency-Denominated Issues (Cost $19,361)			17,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		400	157

Total Convertible Preferred Stocks (Cost $400)			157

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		13,000	28

Total Preferred Stocks (Cost $325)			28

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.4%

iShares MSCI EAFE Index Fund	172,236	$9,697

Total Exchange-Traded Funds (Cost $10,076)		9,697

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.1%

CERTIFICATES OF DEPOSIT 0.5%

Unicredito Italiano NY
3.088% due 05/18/2009	$2,000	1,998

COMMERCIAL PAPER 1.9%

Federal Home Loan Bank
0.100% due 10/07/2008	7,600	7,600

REPURCHASE AGREEMENTS 7.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	21,300	21,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $21,754. Repurchase proceeds are $21,300.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	4,859	4,859
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $4,871. Repurchase proceeds are $4,859.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,921	$4,921
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $5,020. Repurchase proceeds are $4,921.)

		31,080

U.S. TREASURY BILLS 7.9%
1.103% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	32,050	31,827

Total Short-Term Instruments (Cost $72,665)		72,505

PURCHASED OPTIONS (k) 1.0%
(Cost $3,410)		4,131

Total Investments 243.6% (Cost $1,004,865)		$978,183

Written Options (l) (0.4%) (Premiums $1,408)		(1,433)

Other Assets and Liabilities (Net) (143.2%)		(575,117)

Net Assets 100.0%		$401,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $248 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $25,206 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,451 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $1,297 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $223,118 at a weighted average interest rate of 2.425%. On September 30, 2008, securities valued at $164,374 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $4,221 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	142	$112
90-Day Euribor March Futures	Long	03/2009	71	108
90-Day Eurodollar December Futures	Long	12/2008	188	(162)
90-Day Eurodollar December Futures	Long	12/2009	211	104
90-Day Eurodollar March Futures	Long	03/2009	185	(58)
90-Day Eurodollar March Futures	Long	03/2010	289	242
90-Day Eurodollar June Futures	Short	06/2009	58	114
90-Day Eurodollar September Futures	Long	09/2009	248	299
Euro-Bobl December Futures	Short	12/2008	119	(137)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	130	10
Euro-Bund 10-Year Bond December Futures	Short	12/2008	6	(9)
Euro-Schatz December Futures	Short	12/2008	467	(351)
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	467	21
U.S. Treasury 5-Year Note December Futures	Short	12/2008	356	188
U.S. Treasury 10-Year Note December Futures	Long	12/2008	28	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	194	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	323	430
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	123
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	349	955

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	$334
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	52	(120)

				$2,089

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 6.000% due 07/15/2013	(1.200%	)	09/20/2013	BCLY	1.498%	$2,100	$26	$0	$26
AutoZone, Inc. 5.875% due 10/15/2012	(0.665%	)	06/20/2017	RBS	1.055%	1,900	51	0	51
Baxter International, Inc. 6.625% due 02/15/2028	(0.350%	)	09/20/2013	BCLY	0.269%	4,600	(18)	0	(18)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%	1,200	1	0	1
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	BCLY	0.270%	2,600	(10)	0	(10)
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	UBS	0.270%	1,700	(6)	0	(6)
Clorox Co. 6.125% due 02/01/2011	(0.330%	)	12/20/2012	BOA	0.696%	2,700	38	0	38
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%	5,000	74	0	74
Dominion Resources, Inc. 5.150% due 07/15/2015	(0.540%	)	09/20/2013	BCLY	0.593%	8,900	18	0	18
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%	)	12/20/2017	GSC	4.180%	7,500	1,423	0	1,423
General Mills, Inc. 5.700% due 02/15/2017	(0.500%	)	09/20/2013	BCLY	0.375%	4,600	(28)	0	(28)
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%	2,200	369	0	369
Goodrich Corp. 6.290% due 07/01/2016	(0.510%	)	09/20/2016	DUB	0.609%	2,200	14	0	14
Hungary Government International Bond 4.750% due 02/03/2015	(1.660%	)	03/20/2013	MSC	1.947%	2,600	30	0	30
Kohl’s Corp. 6.250% due 12/15/2007	(0.680%	)	12/20/2017	RBS	1.298%	10,000	433	0	433
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	2,800	58	0	58
Ltd. Brands, Inc. 6.125% due 12/01/2012	(1.030%	)	06/20/2017	GSC	3.100%	5,000	608	0	608
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%	)	03/20/2015	CITI	4.001%	5,000	356	0	356
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%	)	03/20/2018	CITI	1.272%	2,000	32	0	32
Raytheon Co. 7.200% due 08/15/2027	(0.480%	)	09/20/2013	BCLY	0.373%	1,100	(5)	0	(5)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%	)	06/20/2013	BCLY	1.552%	2,000	29	0	29
Turkey Government International Bond 11.875% due 01/15/2030	(2.200%	)	10/20/2010	MSC	1.824%	100	(2)	0	(2)
Turkey Government International Bond 11.875% due 01/15/2030	(2.630%	)	03/20/2013	MSC	2.892%	2,600	25	0	25
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%	)	03/20/2015	GSC	2.150%	5,000	537	0	537
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.960%	)	06/20/2017	UBS	1.875%	800	48	0	48

							$4,101	$0	$4,101

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	CITI	4.610%	$700	$(82)	$0	$(82)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	2,600	(4)	0	(4)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.950%	09/20/2012	CITI	4.464%	700	(78)	0	(78)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	500	0	0	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	2,800	3	0	3
Reynolds American, Inc. 7.625% due 06/01/2016	1.280%	06/20/2017	DUB	1.821%	1,000	(35)	0	(35)

						$(196)	$0	$(196)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$	2,200	$1,682	$(1)	$1,683
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY		3,900	75	(82)	157
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY		1,200	117	27	90
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS		1,200	117	26	91
CDX.IG-5 7 Year Index 10-15%	(0.143%)	12/20/2012	MSC		7,800	941	0	941
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY		1,400	76	18	58

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	$3,100	$169	$52	$117
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	2,100	114	51	63
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	RBS	900	49	13	36
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	1,400	3	(49)	52
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	2,200	4	(34)	38
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	700	4	(1)	5
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,700	15	38	(23)

					$3,366	$58	$3,308

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	DUB	$750	$(573)	$(50)	$(523)
ABX.HE A 06-1 Index	0.540%	07/25/2045	MLP	700	(535)	(49)	(486)
ABX.HE A 06-1 Index	0.540%	07/25/2045	UBS	750	(574)	(51)	(523)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	GSC	1,000	(307)	(325)	18
CDX.Hvol-9 5 Year Index	1.400%	12/20/2012	CSFB	3,500	(386)	(45)	(341)
CDX.HY-8 Index 35-100%	0.483%	06/20/2012	BCLY	3,776	(130)	0	(130)
CDX.IG-5 10 Year Index 10-15%	0.463%	12/20/2015	MSC	5,600	(1,091)	0	(1,091)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	5,200	(542)	(788)	246

					$(4,138)	$(1,308)	$(2,830)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	$(72)	$0	$(72)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(674)	8	(682)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(667)	(205)	(462)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	4	5	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	17	14	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$49,100	528	407	121
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		22,000	(130)	(82)	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		66,900	(393)	(149)	(244)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		69,600	(410)	(152)	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		114,600	(676)	(1,151)	475
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		13,800	(81)	(144)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		30,100	(1,205)	(921)	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		6,000	(240)	(143)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,800	(232)	(139)	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,400	(167)	(140)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,800	(145)	(167)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		700	(27)	(19)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		10,100	(384)	(329)	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(3)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		6,600	(251)	(155)	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		27,200	(1,035)	(318)	(717)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(335)	(97)	(238)

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		$91,600	$(3,334)	$(369)	$(2,965)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(280)	4	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		8,400	(305)	(103)	(202)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(149)	80	(229)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		1,700	(62)	1	(63)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	16	(202)	218
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(12)	(6)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	8,600	72	(42)	114
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,210	(52)	(7)	(45)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	(33)	(4)	(29)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(236)	114	(350)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		13,900	145	(53)	198
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		900	24	4	20
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,800	99	6	93
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		23,200	48	37	11
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		9,500	(59)	(31)	(28)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	113	35	78
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	61	22	39
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,000	(36)	3	(39)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,300	(117)	(28)	(89)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(194)	23	(217)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		400	(41)	(13)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(267)	(200)	(67)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		500	(51)	(16)	(35)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	(143)	(139)	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	(12)	(53)	41
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(33)	73	(106)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(90)	208	(298)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	(61)	(141)	80
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	(20)	(48)	28
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	13	(78)	91
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	10	(80)	90
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		1,700	(8)	(4)	(4)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		1,200	(16)	(24)	8
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	17	73	(56)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	87	269	(182)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(75)	(17)	(58)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	3	0	3
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	(19)	4	(23)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(94)	18	(112)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		600	(25)	0	(25)

							$(11,729)	$(4,582)	$(7,147)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,832,637	1-Month USD-LIBOR less 0.500%	$116,501	06/30/2009	CSFB	$(13,497)
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	95,036	06/30/2009	CSFB	(11,006)
Pay	iShares MSCI EAFE Index	1,217,368	1-Month USD-LIBOR less 0.250%	70,206	11/15/2008	GSC	1,699
Receive	iShares MSCI EAFE Index	1,343,138	1-Month USD-LIBOR less 0.250%	77,459	11/15/2008	GSC	(1,643)
Receive	iShares MSCI EAFE Index	3,322,619	1-Month USD-LIBOR less 0.350%	191,948	04/14/2009	MLP	(5,350)

							$(29,797)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$110.500	11/21/2008	388	$13	$13
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	30	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	265	7	2
Call - CBOT U.S. Treasury 5-Year Note December Futures	138.000	11/21/2008	61	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	594	11	9
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	34	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	165	3	3

				$36	$28

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	50,100	$259	$304
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$5,800	56	47
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009		10,200	97	139
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		600	16	25
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		600	16	10
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		3,000	79	123
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		3,000	79	51
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		8,500	82	74
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		77,300	801	600

								$1,485	$1,373

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$274
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	212
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	138
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	107
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	56
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	120
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	130
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	194
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	43
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	82
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	139
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	276

						$1,220	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$6,000	$141	$250
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.602	02/13/2009	17,000	414	592
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	33,000	4	0
Call - OTC Fannie Mae 5.500% due 12/01/2038	96.406	11/14/2008	3,000	51	99
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	20,000	2	0
Call - OTC Ginnie Mae 5.500% due 12/01/2038	107.000	12/11/2008	10,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 06/15/2010	105.313	12/19/2008	12,000	1	1
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	104.313	12/19/2008	65,000	8	11
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	121.563	12/19/2008	7,800	1	0
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	110.781	12/19/2008	22,000	3	1
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	125.594	12/19/2008	2,800	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	113.000	11/20/2008	44,000	5	2
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	114.188	12/19/2008	15,000	2	1
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	43,400	5	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	59,000	7	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	22,300	3	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	15,100	2	0
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 11/01/2038	76.000	11/06/2008	65,000	8	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	28,000	3	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	74.000	10/15/2008	51,000	6	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	10,000	1	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	6,000	1	2

				$669	$959

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	55	$43	$44

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$239	$226
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$2,500	55	55
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009		3,400	91	136
Call - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.250%	10/27/2008		700	30	63

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	$700	$30	$2
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	10/27/2008	400	16	36
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	400	16	1
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,700	82	79
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	33,600	806	791

							$1,365	$1,389

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	55	13,000		0	534
Closing Buys	0	(108,200)		0	(2,269)
Expirations	(84)	(1,400)		0	(95)
Exercised	0	0		0	0

Balance at 09/30/2008	55	$45,400	EUR	16,200	$1,408

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$116,000	$115,075	$115,547
Fannie Mae	5.500%	12/01/2038	1,000	964	993
Ginnie Mae	5.500%	10/01/2038	10,000	10,067	9,992
U.S. Treasury Bills	0.558%	11/28/2008	12,650	12,639	12,635
U.S. Treasury Notes	2.000%	02/28/2010	21,600	21,557	21,686
U.S. Treasury Notes	2.875%	06/30/2010	104,000	105,524	106,405
U.S. Treasury Notes	4.000%	02/15/2014	7,800	8,123	8,123
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,830	4,870
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,158	10,208
U.S. Treasury Notes	4.750%	03/31/2011	22,100	23,392	23,785
U.S. Treasury Notes	4.750%	05/15/2014	2,800	3,014	3,108
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,192	34,849
U.S. Treasury Notes	5.125%	06/30/2011	59,100	63,128	64,615

				$413,663	$416,816

(7)	Market value includes $2,301 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	500	10/2008	$0	$(4)	$(4)
Buy		JPM	300	10/2008	0	0	0
Buy		MSC	9,866	10/2008	0	(408)	(408)
Sell		MSC	19,732	10/2008	421	(32)	389
Sell		UBS	25,398	10/2008	1,749	0	1,749
Sell	BRL	CITI	275	12/2008	10	0	10
Buy		HSBC	42,843	12/2008	0	(459)	(459)
Sell		HSBC	28,081	12/2008	1,117	0	1,117
Sell		MSC	12,952	12/2008	508	0	508
Sell		RBC	1,353	12/2008	31	0	31
Sell		UBS	183	12/2008	17	0	17
Buy		RBC	1,353	06/2009	0	(32)	(32)
Buy	CHF	JPM	370	10/2008	0	0	0
Buy		CITI	590	12/2008	0	(5)	(5)
Sell		MSC	33,696	12/2008	348	0	348
Buy	CLP	MSC	8,500	12/2008	0	(2)	(2)
Buy	CNY	DUB	16,516	10/2008	0	(1)	(1)
Sell		DUB	35,304	10/2008	0	(51)	(51)
Buy		JPM	18,788	10/2008	5	0	5
Buy		BCLY	3,625	07/2009	0	(41)	(41)
Buy		DUB	47,384	07/2009	0	(504)	(504)
Buy		HSBC	8,588	07/2009	0	(94)	(94)
Buy		JPM	5,956	07/2009	0	(65)	(65)
Sell	DKK	MSC	23,032	12/2008	87	0	87
Sell	EUR	CITI	107,389	10/2008	0	(350)	(350)

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	MLP	14,000	10/2008	$8	$0	$8
Sell		UBS	107,389	10/2008	5,989	0	5,989
Buy	GBP	BCLY	86	10/2008	0	(5)	(5)
Buy		JPM	700	10/2008	0	0	0
Buy		CITI	970	11/2008	0	(36)	(36)
Sell		UBS	60,432	11/2008	2,084	0	2,084
Sell	HKD	BCLY	13,939	10/2008	0	(6)	(6)
Buy		CITI	35,589	10/2008	5	0	5
Sell		CSFB	20,003	10/2008	0	(7)	(7)
Sell		DUB	12,315	10/2008	0	(5)	(5)
Sell		HSBC	8,000	10/2008	0	(5)	(5)
Sell		CITI	35,534	01/2009	0	(4)	(4)
Buy	JPY	CITI	200,000	10/2008	0	(31)	(31)
Sell		DUB	10,337,150	10/2008	0	(1,844)	(1,844)
Buy		RBS	1,000,000	10/2008	0	(4)	(4)
Buy	MXN	BCLY	162	11/2008	0	(1)	(1)
Buy		HSBC	45	11/2008	0	0	0
Buy		JPM	45	11/2008	0	0	0
Buy		RBC	19,944	11/2008	0	(67)	(67)
Buy	MYR	BCLY	1,257	11/2008	0	(35)	(35)
Buy		CITI	1,972	11/2008	0	(57)	(57)
Buy		DUB	2,145	11/2008	0	(63)	(63)
Sell		DUB	2,194	11/2008	38	0	38
Sell		HSBC	405	11/2008	9	0	9
Sell	NOK	MSC	15,723	12/2008	133	0	133
Sell	NZD	BCLY	415	10/2008	13	0	13
Buy	PLN	HSBC	2,522	05/2009	0	(81)	(81)
Buy	RUB	DUB	69,176	11/2008	0	(111)	(111)
Sell		HSBC	20,104	11/2008	21	0	21
Buy		HSBC	18,188	05/2009	0	(55)	(55)
Sell	SEK	RBS	54,615	10/2008	355	0	355
Sell	SGD	CITI	4,114	11/2008	153	0	153

					$13,101	$(4,465)	$8,636

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9,725	$957,043	$11,415	$978,183
Short Sales, at value	0	(414,515)	0	(414,515)
Other Financial Instruments ++	2,089	(25,312)	(145)	(23,368)

Total	$11,814	$517,216	$11,270	$540,300

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,663	$9,639	$1	$0	$112	$0	$11,415
Other Financial Instruments ++	(200)	0	0	14	10	31	(145)

Total	$1,463	$9,639	$1	$14	$122	$31	$11,270

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.2%

BANKING & FINANCE 13.2%

Allstate Life Global Funding II
3.461% due 05/21/2010	$5,000	$4,976

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,900	1,836

American Express Bank FSB
5.500% due 04/16/2013	600	550
6.000% due 09/13/2017	300	251

American Express Centurion Bank
6.000% due 09/13/2017	300	251

American Express Co.
7.000% due 03/19/2018	670	592
8.150% due 03/19/2038	190	170

American Honda Finance Corp.
3.954% due 06/20/2011	7,600	7,585

American International Group, Inc.
5.850% due 01/16/2018	200	101
8.175% due 05/15/2058	1,100	176
8.250% due 08/15/2018	1,000	582

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	700	697

Bank of America Corp.
5.650% due 05/01/2018	4,800	4,050
8.125% due 12/29/2049	4,800	3,884

Bank of America N.A.
3.404% due 05/12/2010	300	296

Barclays Bank PLC
5.450% due 09/12/2012	800	798
6.050% due 12/04/2017	300	279
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	1,600	1,410

Bear Stearns Cos. LLC
3.014% due 08/15/2011	10,000	9,719
3.029% due 01/31/2011	2,380	2,326
6.950% due 08/10/2012	300	303

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Capital One Financial Corp.
6.750% due 09/15/2017	300	265

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	7,200	6,938

Chubb Corp.
6.500% due 05/15/2038	2,500	2,263

Citigroup Funding, Inc.
3.190% due 04/23/2009	900	885
3.852% due 05/07/2010	400	377

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	6,500	6,412

Citigroup, Inc.
2.836% due 01/30/2009	500	495
3.799% due 12/28/2009	800	774
6.125% due 05/15/2018	5,800	4,811
8.400% due 04/29/2049	2,100	1,432

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,030

GATX Financial Corp.
5.800% due 03/01/2016	1,000	987

General Electric Capital Corp.
2.859% due 12/12/2008	500	498
5.875% due 01/14/2038	5,000	3,688

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	900	750
6.750% due 10/01/2037	1,000	668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
6.750% due 05/21/2018	$1,000	$839

HSBC Bank USA N.A.
7.000% due 01/15/2039	5,300	4,765

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	100	13
6.875% due 05/02/2018 (a)	900	117
7.500% due 05/11/2038 (a)	5,000	25

Merna Reinsurance Ltd.
4.412% due 07/07/2010	300	285

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	3,600	3,190

Metropolitan Life Global Funding I
3.961% due 06/25/2010	7,100	7,091
5.125% due 04/10/2013	500	486

Morgan Stanley
3.035% due 01/18/2011	2,000	1,304
4.904% due 05/14/2010	8,200	5,989
6.625% due 04/01/2018	1,500	994

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	1,000	1,000

New York Life Global Funding
4.650% due 05/09/2013	1,400	1,401

Pacific Life Global Funding
5.150% due 04/15/2013	400	400

Rabobank Nederland NV
2.811% due 01/15/2009	400	400
3.209% due 05/19/2010	4,100	4,091

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	400	409

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	280

Simon Property Group LP
6.125% due 05/30/2018	1,400	1,242

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,500	1,372

UBS AG
5.750% due 04/25/2018	2,500	2,178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	400	400

Vita Capital III Ltd.
3.911% due 01/01/2012	300	287

Wachovia Bank N.A.
2.881% due 12/02/2010	800	603

Wachovia Corp.
5.500% due 05/01/2013	3,600	2,981

Wells Fargo & Co.
4.375% due 01/31/2013	200	184

Wells Fargo Capital XIII
7.700% due 12/29/2049	700	611

		123,005

INDUSTRIALS 1.9%

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	90

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

EchoStar DBS Corp.
7.000% due 10/01/2013	600	520

Gaz Capital S.A.
7.343% due 04/11/2013	200	182
8.146% due 04/11/2018	300	264

International Business Machines Corp.
3.375% due 07/28/2011	9,700	9,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Oracle Corp.
5.750% due 04/15/2018	$900	$837

Rockies Express Pipeline LLC
5.100% due 08/20/2009	600	600

Suncor Energy, Inc.
6.850% due 06/01/2039	2,800	2,435

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	441

		17,472

UTILITIES 0.1%

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	86

Embarq Corp.
7.082% due 06/01/2016	100	81

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	501

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	374

		1,042

Total Corporate Bonds & Notes (Cost $161,902)		141,519

MUNICIPAL BONDS & NOTES 0.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	177

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	464
6.125% due 06/01/2032	400	355

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	86

Total Municipal Bonds & Notes (Cost $1,174)		1,158

U.S. GOVERNMENT AGENCIES 53.1%

Fannie Mae
4.278% due 09/01/2044 - 10/01/2044	148	148
5.000% due 08/01/2035 - 11/01/2038	114,184	111,200
5.500% due 03/01/2034 - 02/01/2038	110,014	109,826
6.000% due 07/01/2032 - 09/01/2038	185,673	188,303

Freddie Mac
4.500% due 05/15/2017	51	51
4.875% due 06/13/2018	9,000	9,139
5.000% due 02/16/2017 - 09/01/2038	5,769	5,753
5.500% due 02/01/2038 - 04/01/2038	43,444	43,255
6.000% due 07/01/2038	11,806	11,964
6.588% due 10/01/2036	1,152	1,162
6.699% due 09/01/2036	1,077	1,105
6.740% due 07/01/2036	983	1,004

Ginnie Mae
6.000% due 10/01/2038	13,000	13,177

Total U.S. Government Agencies (Cost $490,948)		496,087

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	$19,092	$18,006
1.375% due 07/15/2018	87,782	80,896
1.625% due 01/15/2015	2,641	2,569
1.750% due 01/15/2028	142,220	123,632
1.875% due 07/15/2013	74,723	74,472
1.875% due 07/15/2015	29,661	29,166
2.000% due 01/15/2014	35,890	35,787
2.000% due 07/15/2014	43,963	43,805
2.000% due 01/15/2016	51,924	51,174
2.000% due 01/15/2026	29,918	27,248
2.375% due 01/15/2017	16,467	16,569
2.375% due 01/15/2025	72,064	69,660
2.375% due 01/15/2027	35,903	34,595
2.500% due 07/15/2016	43,165	44,069
2.625% due 07/15/2017	65,786	67,641
3.375% due 04/15/2032	9,293	10,604
3.500% due 01/15/2011	5,164	5,368
3.625% due 04/15/2028	109,943	125,971
3.875% due 04/15/2029	55,786	66,403
4.250% due 01/15/2010	5,229	5,379

U.S. Treasury Notes
2.500% due 03/31/2013	11,800	11,622
3.125% due 04/30/2013	17,700	17,829

Total U.S. Treasury Obligations (Cost $1,005,172)		962,465

MORTGAGE-BACKED SECURITIES 1.1%

American Home Mortgage Assets
3.775% due 11/25/2046	1,404	707

BCAP LLC Trust
3.377% due 01/25/2037	619	382

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	350	329
4.150% due 08/25/2035	75	71
4.550% due 08/25/2035	130	124
4.857% due 01/25/2035	790	723

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	141	135
4.663% due 03/25/2034	785	746
4.748% due 08/25/2035	83	79
4.900% due 12/25/2035	53	51

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	468	393

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,136	972

Lehman XS Trust
3.287% due 07/25/2046	36	36

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	476	444

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	681	427
3.457% due 08/25/2037	4,858	2,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
3.607% due 01/25/2046		$942	$586
6.500% due 08/25/2036		1,000	552

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,314	873

Total Mortgage-Backed Securities (Cost $11,397)			10,284

ASSET-BACKED SECURITIES 4.7%

BA Credit Card Trust
2.498% due 02/15/2013		4,600	4,462
3.688% due 12/16/2013		5,800	5,701

Chase Issuance Trust
2.938% due 01/15/2012		8,400	8,283
3.238% due 08/17/2015		6,200	5,875

SLM Student Loan Trust
2.800% due 07/25/2017		12,000	11,385
4.173% due 04/25/2023		7,900	7,930

Total Asset-Backed Securities (Cost $44,613)			43,636

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,923	2,827

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	1,149	1,598
2.350% due 09/15/2019 (c)		307	412

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	153,600	1,357
1.100% due 12/10/2016		112,090	1,003
1.200% due 06/10/2017		277,290	2,483
1.200% due 12/10/2017		163,360	1,459
1.400% due 06/10/2018		883,170	8,000

Republic of Germany
4.250% due 07/04/2039	EUR	200	266

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		100	91

Total Foreign Currency-Denominated Issues (Cost $20,070)			19,815

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		300	118

Total Convertible Preferred Stocks (Cost $300)			118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

CERTIFICATES OF DEPOSIT 3.5%

Sao Paolo IMI NY
3.454% due 06/09/2010	$7,000	$6,984

UBS AG
3.741% due 07/01/2010	13,400	13,400

Unicredito Italiano NY
3.088% due 05/15/2009	6,700	6,700
3.088% due 05/18/2009	5,500	5,500

		32,584

COMMERCIAL PAPER 2.1%

Citibank N.A.
3.570% due 10/23/2008	700	698
3.580% due 10/23/2008	11,400	11,375

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008	7,000	6,978

		19,051

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	845	845
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $847. Repurchase proceeds are $845.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	3,889	3,889
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $3,968. Repurchase proceeds are $3,889.)

		4,734

U.S. TREASURY BILLS 4.2%
0.981% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	39,840	39,574

Total Short-Term Instruments (Cost $96,154)		95,943

PURCHASED OPTIONS (i) 0.0%
(Cost $60)		39

Total Investments 189.7% (Cost $1,831,790)		$1,771,064

Written Options (j) (0.1%) (Premiums $429)		(675)

Other Assets and Liabilities (Net) (89.6%)		(836,665)

Net Assets 100.0%		$933,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $8,025 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $19,027 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,588 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(g)	Cash of $3,919 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(33)
90-Day Euribor June Futures	Long	06/2009	106	(147)
90-Day Euribor September Futures	Long	09/2009	30	(25)
90-Day Eurodollar December Futures	Long	12/2008	55	(12)
90-Day Eurodollar December Futures	Long	12/2009	369	331
90-Day Eurodollar June Futures	Long	06/2009	461	537
90-Day Eurodollar March Futures	Long	03/2009	50	2
90-Day Eurodollar March Futures	Long	03/2010	224	167
90-Day Eurodollar September Futures	Long	09/2009	842	978
Euro-Bund 10-Year Bond December Futures	Short	12/2008	30	(33)
Japan Government 10-Year Bond December Futures	Short	12/2008	9	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	28	(68)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	1

				$1,705

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	$100	$(2)	$0	$(2)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%	)	09/20/2012	JPM	4.685%	300	33	0	33
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%	)	06/20/2018	BNP	2.656%	300	35	0	35
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	400	48	0	48
Computer Sciences Corp. 6.500% due 03/15/2018	(1.248%	)	03/20/2018	MSC	0.671%	2,500	(111)	0	(111)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	100	10	0	10
GATX Financial Corp. 5.800% due 03/01/2016	(1.070%	)	03/20/2016	CITI	1.884%	1,000	47	0	47
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	100	51	0	51
Simon Property Group LP 6.125% due 05/30/2018	(0.947%	)	06/20/2018	DUB	1.547%	1,400	60	0	60

							$171	$0	$171

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$100	$(2)	$0	$(2)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	100	(2)	0	(2)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	300	(17)	0	(17)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	100	(43)	0	(43)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	700	(346)	0	(346)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	100	(49)	0	(49)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	200	(107)	0	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	BEAR	4.610%	100	(12)	0	(12)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	100	(85)	0	(85)

						$(790)	$0	$(790)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	$1,485	$169	$50	$119
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	495	57	12	45
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	396	45	17	28
CDX.HY-9 Index	(3.750%)	12/20/2012	BEAR	198	24	4	20
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	BCLY	41,000	1,771	697	1,074
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	GSC	12,900	557	261	296
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	500	22	(2)	24
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	5,700	246	89	157
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	900	49	13	36
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	600	33	3	30
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	5,900	321	117	204
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	59,500	328	(456)	784
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	12,700	70	(128)	198

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	$19,700	$109	$(131)	$240
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	11,200	62	(58)	120
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	1,600	3	(63)	66
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	2,700	4	(77)	81

					$3,870	$348	$3,522

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	$300	$4	$0	$4
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	100	2	0	2
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	200	4	0	4
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	400	7	0	7
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	1,700	(9)	(24)	15
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,630	(170)	(250)	80

					$(162)	$(274)	$112

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	$(14)	$6	$(20)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(87)	(24)	(63)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(79)	(17)	(62)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		5,100	(79)	(24)	(55)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		1,500	(24)	(5)	(19)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	10	13	(3)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	6	2	4
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	386	(15)	401
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,800	19	19	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		8,200	56	50	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		8,000	(47)	(149)	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,300	(61)	(221)	160
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,000	(38)	26	(64)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,300	(49)	(43)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		21,100	(803)	(667)	(136)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(506)	(58)	(448)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,200	(43)	(15)	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,400	(123)	(41)	(82)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,100	(228)	81	(309)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,500	(290)	(173)	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		22,300	(994)	31	(1,025)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		7,400	(330)	(440)	110
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		7,500	(334)	(197)	(137)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,900	(263)	(193)	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(18)	(26)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		7,700	(344)	116	(460)

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	$9	$1	$8
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		2,400	14	1	13
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		900	(3)	(1)	(2)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,900	(6)	(2)	(4)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		8,300	39	1	38
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		200	(5)	0	(5)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		300	(7)	0	(7)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		1,900	(86)	2	(88)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB	EUR	500	(3)	(3)	0
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		800	30	33	(3)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	(36)	(29)	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	(8)	(51)	43
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(11)	6	(17)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,700	(23)	(26)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,800	(52)	(60)	8
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,400	(47)	45	(92)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		34,300	(144)	(859)	715
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	22	2	20
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	95	34	61
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		9,100	(268)	(60)	(208)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		300	(51)	(31)	(20)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	0	(11)	11
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI	MXN	7,300	(24)	3	(27)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		2,300	(7)	0	(7)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		1,200	(4)	0	(4)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		2,000	(5)	0	(5)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		5,600	(46)	(10)	(36)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,400	(11)	(4)	(7)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,500	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(16)	0	(16)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		2,000	(83)	0	(83)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		500	(7)	0	(7)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	(66)	4	(70)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	(93)	2	(95)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	(54)	0	(54)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(18)	0	(18)
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		$1,000	44	0	44

							$(5,256)	$(2,989)	$(2,267)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	12,107	1-Month USD-LIBOR less 0.200%	$60,588	11/30/2008	BCLY	$(358)
Receive	DWRTT Index	10,191	1-Month USD-LIBOR less 0.350%	50,997	11/30/2008	BCLY	(295)
Receive	DWRTT Index	9,434	1-Month USD-LIBOR plus 0.300%	47,213	02/27/2009	BEAR	(296)
Pay	DWRTT Index	14,936	1-Month USD-LIBOR	74,744	01/31/2009	CSFB	431
Receive	DWRTT Index	39,462	1-Month USD-LIBOR	197,485	01/31/2009	CSFB	(1,195)
Receive	DWRTT Index	21,536	1-Month USD-LIBOR less 0.400%	107,776	02/27/2009	MLP	(620)
Pay	DWRTT Index	5,619	1-Month USD-LIBOR	28,118	03/31/2009	MLP	174
Receive	DWRTT Index	40,850	1-Month USD-LIBOR	204,427	03/31/2009	MLP	(1,237)
Receive	DWRTT Index	19,386	1-Month USD-LIBOR less 0.050%	97,016	03/31/2009	MLP	(583)
Receive	DWRTT Index	17,304	1-Month USD-LIBOR less 0.150%	86,598	03/31/2009	MLP	(514)
Receive	DWRTT Index	19,730	1-Month USD-LIBOR less 0.250%	98,738	03/31/2009	MLP	(579)
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	117,007	07/31/2009	UBS	(680)

							$(5,752)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	123	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	479	9	8
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	291	5	4
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	61	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	84.000	11/21/2008	201	2	2

				$19	$16

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$107.000	11/06/2008	$150,000	$18	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	94.750	10/06/2008	70,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	90.750	11/03/2008	26,900	2	2
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	85.750	12/05/2008	25,000	6	5
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	90.000	11/03/2008	42,000	3	4
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	96.750	10/06/2008	20,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	95.500	10/27/2008	61,900	5	12

				$41	$23

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	200	$134	$162
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	8	5	5
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	22	18	33
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	29	26	35
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	201	103	259
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	22	16	16

				$302	$510

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	$1,000	$32	$57
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	58
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	31	25

							$127	$165

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	795	$13,400	$1,343
Sales	1,687	0	1,115
Closing Buys	(373)	(4,300)	(458)
Expirations	(1,627)	(5,100)	(1,571)
Exercised	0	0	0

Balance at 09/30/2008	482	$4,000	$429

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount			Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$		25,900	$25,654	$25,799
Fannie Mae	6.000%	10/01/2038			168,200	168,910	170,224
Freddie Mac	5.000%	09/01/2038			400	374	399
Freddie Mac	5.000%	10/01/2038			400	394	389
Freddie Mac	5.500%	10/01/2038			42,000	41,664	41,731
Italy Buoni Poliennali Del Tesoro	2.150%	09/15/2014		EUR	564	840	787
U.S. Treasury Bonds	5.000%	05/15/2037	$		4,000	4,507	4,514
U.S. Treasury Bonds	7.500%	11/15/2024			1,200	1,653	1,671
U.S. Treasury Notes	2.125%	04/30/2010			15,200	15,211	15,434
U.S. Treasury Notes	2.500%	03/31/2013			18,200	17,814	18,037
U.S. Treasury Notes	3.125%	04/30/2013			17,700	17,752	17,912
U.S. Treasury Notes	3.500%	02/15/2018			29,060	28,326	28,648
U.S. Treasury Notes	4.125%	08/31/2012			800	840	847
U.S. Treasury Notes	4.250%	11/15/2013			8,200	8,649	8,851
U.S. Treasury Notes	4.250%	08/15/2014			5,300	5,612	5,686
U.S. Treasury Notes	4.750%	08/15/2017			1,200	1,307	1,295
U.S. Treasury Notes	5.125%	05/15/2016			5,100	5,645	5,715

						$345,152	$347,939

(7)	Market value includes $1,013 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	8,422	12/2008	$0	$(578)	$(578)
Sell		MSC	403	12/2008	12	0	12
Buy		UBS	134	12/2008	0	(3)	(3)
Sell		UBS	294	12/2008	19	0	19
Buy	CNY	BCLY	5,665	12/2008	0	(7)	(7)
Buy		DUB	7,721	07/2009	0	(85)	(85)
Buy		HSBC	9,533	07/2009	0	(86)	(86)
Buy		BCLY	12,544	09/2009	0	(51)	(51)
Buy		HSBC	13,371	09/2009	0	(52)	(52)
Buy	EUR	BCLY	375	10/2008	0	(20)	(20)
Buy		BOA	3,313	10/2008	0	(227)	(227)
Buy		CITI	1,408	10/2008	0	(83)	(83)
Buy		CSFB	920	10/2008	0	(56)	(56)
Sell		UBS	8,572	10/2008	478	0	478
Buy	GBP	BCLY	799	10/2008	0	(46)	(46)
Buy		CITI	2,006	10/2008	0	(125)	(125)
Buy		JPM	1,565	10/2008	0	(122)	(122)
Buy		RBS	1,625	10/2008	0	(126)	(126)
Sell		UBS	5,689	11/2008	196	0	196
Sell	JPY	BCLY	131,864	10/2008	8	0	8
Sell		DUB	541,772	10/2008	0	(94)	(94)
Sell		JPM	628,303	10/2008	14	0	14
Buy	MXN	BCLY	22	11/2008	0	0	0
Sell		BCLY	4,158	11/2008	25	0	25
Sell		CITI	968	11/2008	3	0	3
Buy		RBC	5,104	11/2008	0	(17)	(17)
Buy		CITI	968	05/2009	0	(3)	(3)
Buy	MYR	BCLY	806	11/2008	0	(16)	(16)
Sell		BCLY	1,791	11/2008	0	(5)	(5)
Buy		DUB	154	11/2008	0	(3)	(3)
Buy		JPM	116	11/2008	0	(2)	(2)
Buy		JPM	882	02/2009	0	(17)	(17)
Sell	PHP	BCLY	15,787	11/2008	0	(3)	(3)
Buy		HSBC	5,000	11/2008	0	(7)	(7)
Buy		JPM	4,500	11/2008	0	(5)	(5)
Buy		BCLY	1,200	02/2009	0	(1)	(1)
Buy		DUB	600	02/2009	0	(1)	(1)
Buy		HSBC	1,250	02/2009	0	(1)	(1)
Buy		JPM	2,427	02/2009	0	(2)	(2)
Buy		MSC	1,500	02/2009	0	(2)	(2)
Buy	PLN	HSBC	2,270	05/2009	0	(73)	(73)
Sell	RUB	BCLY	20,613	11/2008	22	0	22
Buy		DUB	18,746	11/2008	0	(32)	(32)
Buy		HSBC	9,164	11/2008	0	(15)	(15)
Sell		HSBC	6,605	11/2008	7	0	7

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	1,124	11/2008	$0	$(37)	$(37)
Buy		BOA	1,141	11/2008	0	(44)	(44)
Buy		CITI	18	11/2008	0	0	0
Buy		DUB	1,231	11/2008	0	(42)	(42)
Buy		JPM	18	11/2008	0	0	0
Buy		UBS	1,128	11/2008	0	(43)	(43)

					$784	$(2,132)	$(1,348)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,770,904	$160	$1,771,064
Short Sales, at value	0	(346,926)	0	(346,926)
Other Financial Instruments ++	1,704	(6,661)	(396)	(5,353)

Total	$1,704	$1,417,317	$(236)	$1,418,785

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$159	$0	$0	$1	$0	$160
Other Financial Instruments ++	(24)	0	0	(24)	(336)	(12)	(396)

Total	$(24)	$159	$0	$(24)	$(335)	$(12)	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.1%

BANKING & FINANCE 8.8%

AIG Matched Funding Corp.
2.110% due 10/06/2008	$3,600	$3,599

Allstate Corp.
6.125% due 05/15/2037	200	147

American Express Credit Corp.
2.546% due 03/02/2009	30	29

American General Finance Corp.
6.900% due 12/15/2017	100	46

American International Group, Inc.
5.850% due 01/16/2018	100	50

ANZ National International Ltd.
2.842% due 08/07/2009	20	20
6.200% due 07/19/2013	400	397

Bank of America Corp.
8.000% due 12/29/2049	500	396
8.125% due 12/29/2049	2,700	2,185

Barclays Bank PLC
5.450% due 09/12/2012	400	399
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.901% due 08/21/2009	1,200	1,188
2.927% due 05/18/2010	200	196
2.999% due 11/28/2011	800	768
3.186% due 07/19/2010	300	294
6.400% due 10/02/2017	1,900	1,777
7.250% due 02/01/2018	300	289
7.625% due 12/07/2009	700	707

BNP Paribas
5.186% due 06/29/2049	130	100

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	97

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Global Markets Holdings, Inc.
2.921% due 08/03/2009	20	20
3.244% due 01/12/2009	700	696

Citigroup, Inc.
5.500% due 04/11/2013	100	87
5.850% due 07/02/2013	100	88
8.400% due 04/29/2049	1,500	1,023

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	84

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	2,900	2,817

Credit Agricole S.A.
2.809% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.004% due 08/15/2010	100	95

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	64

General Electric Capital Corp.
6.375% due 11/15/2067	200	162

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	7
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	100	83
6.250% due 09/01/2017	100	84

International Lease Finance Corp.
3.031% due 05/24/2010	20	16

JPMorgan Chase & Co.
3.479% due 06/26/2009	80	80
6.000% due 01/15/2018	30	27
7.000% due 11/15/2009	3,700	3,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Keycorp
3.529% due 05/26/2009	$400	$392

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	10	1
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	39
5.625% due 01/24/2013 (a)	200	26

Merrill Lynch & Co., Inc.
4.610% due 05/20/2009	500	488
6.875% due 04/25/2018	100	89

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
4.904% due 05/14/2010	100	73
6.250% due 08/28/2017	100	62

Nationwide Life Global Funding I
3.009% due 05/19/2010	1,600	1,597
5.450% due 10/02/2012	700	702

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	99

Protective Life Secured Trusts
2.647% due 11/09/2010	1,500	1,464

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	86

RBS Capital Trust III
5.512% due 09/29/2049	300	243

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	75

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	1,000	966

SunTrust Bank
2.921% due 05/21/2012	4,000	3,769

Textron Financial Corp.
2.941% due 02/25/2011	1,000	951

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	179

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Wachovia Corp.
2.961% due 06/01/2010	5,500	4,254
7.980% due 02/28/2049	1,100	460

Wells Fargo & Co.
5.625% due 12/11/2017	100	92

		38,785

INDUSTRIALS 4.0%

Amgen, Inc.
2.889% due 11/28/2008	50	50
6.900% due 06/01/2038	100	97

Anadarko Petroleum Corp.
3.219% due 09/15/2009	5,000	4,942

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$10	$10
3.249% due 03/13/2009	100	100
3.331% due 10/31/2008	100	99

Dell, Inc.
5.650% due 04/15/2018	100	92

Diageo Capital PLC
2.902% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

EnCana Corp.
4.600% due 08/15/2009	2,900	2,898

Gaz Capital S.A.
8.625% due 04/28/2034	100	94

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,856

International Business Machines Corp.
3.375% due 07/28/2011	2,200	2,199
5.700% due 09/14/2017	400	388

Kimberly-Clark Corp.
2.899% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	89

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	1,400	1,348

Oracle Corp.
5.750% due 04/15/2018	200	186

Suncor Energy, Inc.
6.100% due 06/01/2018	200	183

Time Warner, Inc.
3.034% due 11/13/2009	2,700	2,593

Union Pacific Corp.
5.700% due 08/15/2018	100	93

		17,826

UTILITIES 2.3%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,943

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	1,800	1,791

Dominion Resources, Inc.
2.984% due 11/14/2008	40	40
3.866% due 06/17/2010	400	399

Ohio Power Co.
2.971% due 04/05/2010	100	98

Pepco Holdings, Inc.
3.435% due 06/01/2010	4,000	3,946

Verizon Communications, Inc.
2.838% due 04/03/2009	50	50

		10,267

Total Corporate Bonds & Notes (Cost $70,882)		66,878

MUNICIPAL BONDS & NOTES 0.4%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,000	1,041

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	221

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$91

Total Municipal Bonds & Notes (Cost $1,470)		1,455

U.S. GOVERNMENT AGENCIES 74.5%

Fannie Mae
5.000% due 02/25/2017 - 07/01/2038	9,001	8,778
5.500% due 02/01/2037 - 11/01/2038	146,414	145,963
6.000% due 08/01/2027 - 10/01/2038	142,669	144,379
6.500% due 09/01/2037	842	865

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	464	454
2.718% due 02/15/2019	241	235
3.247% due 12/25/2036	58	56
4.250% due 09/15/2024	34	35
4.875% due 06/13/2018	400	406
5.000% due 02/16/2017 - 12/14/2018	5,400	5,509
5.500% due 09/01/2037 - 10/01/2038	17,654	17,563
6.000% due 07/01/2038	896	908

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	988	1,004

Small Business Administration
5.290% due 12/01/2027	194	192
6.020% due 08/01/2028	3,100	3,172

Total U.S. Government Agencies (Cost $328,095)		329,519

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	1,890	1,643
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	100	101
4.250% due 08/15/2013	100	106

Total U.S. Treasury Obligations (Cost $3,132)		2,941

MORTGAGE-BACKED SECURITIES 2.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	4,300	3,665

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	2,100	1,823

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	49	45

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,238	1,181

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	72	44
3.407% due 06/25/2037	251	154
3.855% due 02/25/2036	27	16

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	46	41
4.797% due 11/25/2034	35	31

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57
5.993% due 08/10/2045	1,000	856

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
5.248% due 11/25/2035	$82	$71

Harborview Mortgage Loan Trust
3.200% due 12/19/2036	2,601	1,523

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	15	14

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	14	14

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	83
5.440% due 06/12/2047	1,500	1,255

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1	1

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	13	11

Structured Asset Securities Corp.
3.257% due 05/25/2036	11	11
5.034% due 10/25/2035	13	11

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	4	4

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	77	75

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	47	41
4.198% due 09/25/2046	7	5
4.198% due 10/25/2046	18	12

Total Mortgage-Backed Securities (Cost $11,866)		11,144

ASSET-BACKED SECURITIES 7.1%

Access Group, Inc.
4.093% due 10/27/2025	2,100	2,076

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	25	24

ACE Securities Corp.
3.267% due 10/25/2036	10	10
3.287% due 10/25/2036	5	5

American Express Credit Account Master Trust
2.988% due 02/15/2012	4	4

Asset-Backed Funding Certificates
3.267% due 10/25/2036	2	2

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	7	7
3.482% due 09/25/2034	1	1

BA Credit Card Trust
2.528% due 11/17/2014	600	563

Bear Stearns Asset-Backed Securities Trust
3.287% due 10/25/2036	18	18
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	71	65

Chase Credit Card Master Trust
2.598% due 02/15/2011	10	10

Chase Issuance Trust
2.478% due 07/15/2011	5,225	5,190
2.498% due 02/15/2011	5,635	5,625
2.938% due 01/15/2012	200	197
3.238% due 08/17/2015	300	284
4.319% due 09/15/2015	3,800	3,790

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 07/25/2045	$145	$132
3.317% due 08/25/2036	88	85

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	1	1
3.257% due 05/25/2037	35	34
3.257% due 03/25/2047	4	4
3.257% due 05/25/2047	20	20
3.267% due 03/25/2037	5	5
3.287% due 10/25/2037	118	113
3.297% due 05/25/2037	1,666	1,560
3.317% due 10/25/2046	3	3
3.387% due 09/25/2036	210	194

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	72	67

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 10/25/2036	41	40
3.257% due 11/25/2036	15	14
3.267% due 06/25/2036	6	6

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	93	93

Fremont Home Loan Trust
3.277% due 02/25/2037	5	5

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	7	6

GSAMP Trust
3.277% due 09/25/2036	6	6
3.277% due 12/25/2036	59	54

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	23	22
3.458% due 01/20/2035	31	26

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	700	692

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	51	49
3.337% due 04/25/2047	148	142

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	937	912
3.257% due 10/25/2036	96	91
3.257% due 06/25/2037	2,963	2,679
3.267% due 04/25/2037	67	62
3.287% due 03/25/2037	176	165

Lehman XS Trust
3.277% due 05/25/2046	5	5
3.287% due 11/25/2046	13	12
3.327% due 11/25/2036	2	2

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	10	10

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	56	52

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	35	35

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	11	10
3.257% due 07/25/2036	35	32
3.257% due 09/25/2036	9	9
3.257% due 11/25/2036	43	42
3.267% due 05/25/2037	130	121

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	13	12

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	41	40

Option One Mortgage Loan Trust
3.247% due 02/25/2037	9	9
3.267% due 06/25/2037	129	123

Park Place Securities, Inc.
3.519% due 10/25/2034	7	6

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
3.297% due 01/25/2037	$852	$820

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	8	7

Residential Asset Securities Corp.
3.277% due 11/25/2036	8	8
3.277% due 02/25/2037	53	50

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	41	38

Saxon Asset Securities Trust
3.267% due 10/25/2046	5	4

SBI HELOC Trust
3.377% due 08/25/2036	8	7

SLM Student Loan Trust
2.780% due 04/25/2014	63	62
2.800% due 10/25/2016	58	57
2.810% due 10/26/2015	15	15
3.364% due 10/25/2017	2,500	2,429
3.480% due 07/25/2013	198	197

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	39	38
3.267% due 12/25/2036	10	10
3.287% due 06/25/2037	66	63

South Carolina State Student Loan Corp.
3.561% due 03/02/2020	700	671

South Carolina Student Loan Corp.
3.311% due 09/02/2014	192	191
3.361% due 03/01/2018	500	489
3.811% due 09/03/2024	600	572

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	12	11

Structured Asset Securities Corp.
3.257% due 10/25/2036	11	11

Wells Fargo Home Equity Trust
3.307% due 03/25/2037	45	43

Total Asset-Backed Securities (Cost $31,955)		31,524

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
2.901% due 06/01/2009	100	99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Korea Development Bank
2.928% due 04/03/2010		$100	$99
4.625% due 09/16/2010		3,300	3,235

Total Sovereign Issues (Cost $3,496)			3,433

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	162

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	253

Keycorp
5.164% due 11/22/2010		900	1,174

Morgan Stanley
5.293% due 03/01/2013		1,700	1,683

Total Foreign Currency-Denominated Issues (Cost $4,375)			3,272

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300	20

Total Convertible Preferred Stocks (Cost $173)			20

PREFERRED STOCKS 0.0%

DG Funding Trust
5.051% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 0.0%

Calyon Financial, Inc.
3.804% due 06/29/2010		$10	10

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		30	30

			40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.2%

Citibank N.A.
3.570% due 10/23/2008	$600	$598
3.580% due 10/23/2008	1,500	1,497

Federal Home Loan Bank
0.100% due 10/07/2008	7,800	7,800

		9,895

REPURCHASE AGREEMENTS 11.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	29,000	29,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $29,619. Repurchase proceeds are $29,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	16,189	16,189
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $16,517. Repurchase proceeds are $16,189.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	6,960	6,960
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $7,102. Repurchase proceeds are $6,960.)

		52,149

Total Short-Term Instruments (Cost $62,084)		62,084

PURCHASED OPTIONS (f) 0.1%
(Cost $417)		573

Total Investments 116.0% (Cost $517,966)		$512,863

Written Options (g) (0.0%)		(84)
(Premiums $62)

Other Assets and Liabilities (Net) (16.0%)		(69,807)

Net Assets 100.0%		$442,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $12,323 at a weighted average interest rate of 2.48%. On September 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $29,184 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	13	$10
90-Day Euribor June Futures	Long	06/2009	4	16
90-Day Euribor March Futures	Long	03/2009	7	23
90-Day Eurodollar December Futures	Long	12/2008	882	(840)
90-Day Eurodollar December Futures	Long	12/2009	16	0
90-Day Eurodollar June Futures	Long	06/2009	290	258
90-Day Eurodollar June Futures	Long	06/2010	4	1
90-Day Eurodollar March Futures	Long	03/2009	283	160
90-Day Eurodollar March Futures	Long	03/2010	13	2
90-Day Eurodollar September Futures	Long	09/2009	29	29

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	4	$1
E-mini Russell 2000 Index December Futures	Long	12/2008	6,613	(22,952)
Russell 2000 Index December Futures	Long	12/2008	8	(174)
S&P 500 Index December Futures	Short	12/2008	2	24
U.S. Treasury 10-Year Note December Futures	Long	12/2008	326	(336)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	10
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	12	26

				$(23,740)

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	$300	$(60)	$0	$(60)
CIT Group, Inc. 7.750% due 04/02/2012	5.650%	03/20/2013	MSC	21.975%	100	(30)	0	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	100	(12)	0	(12)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	DUB	36.581%	100	(48)	0	(48)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	300	(159)	(53)	(106)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	100	0	0	0
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	1,500	(173)	0	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	100	(2)	0	(2)

						$(491)	$(53)	$(438)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$300	$1	$(2)	$3
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,503	30	(22)	52
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	400	2	(6)	8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	1,700	10	(18)	28

					$43	$(48)	$91

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	$100	$1	$0	$1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	1	0	1

					$2	$0	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	(2)	(1)	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	5	2	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	20	(5)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	3	2	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,200	45	82	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	44	(20)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,100	12	3	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(53)	33	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		200	(9)	1	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(4)	2	(6)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	300	6	1	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(6)	(13)	7
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	(1)	0	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	(2)	(3)	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	(2)	(2)	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	1	(2)	3
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	5	0	5
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	8	0	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	15	28	(13)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	100	(4)	0	(4)

							$58	$172	$(114)

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$100.000	11/21/2008	354	$7	$6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	92.000	11/21/2008	152	3	2
Put - NYBEX Mini Russell 2000 Index December Futures	250.000	12/19/2008	3,046	72	30
Put - NYBEX Mini Russell 2000 Index December Futures	400.000	12/19/2008	100	2	11
Put - NYBEX Mini Russell 2000 Index January Futures	250.000	12/19/2008	300	4	4

				$88	$53

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	7	5
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	5

							$24	$18

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$12,000	$281	$501
Put - OTC Fannie Mae 5.500% due 10/01/2038	73.000	10/07/2008	25,000	3	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	85,000	10	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	86,000	10	1
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	6,900	1	0

				$305	$502

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	33	$18	$20
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	33	19	42

				$37	$62

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$100	$3	$2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6

							$25	$22

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	22	$1,000	$37
Sales	130	800	89
Closing Buys	(86)	(1,000)	(64)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	66	$800	$62

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Ginnie Mae	6.000%	10/01/2038	$900	$925	$912
U.S. Treasury Notes	2.000%	02/28/2010	200	200	201
U.S. Treasury Notes	2.125%	01/31/2010	300	300	302
U.S. Treasury Notes	2.125%	04/30/2010	100	100	101
U.S. Treasury Notes	2.375%	08/31/2010	6,300	6,349	6,367
U.S. Treasury Notes	2.875%	01/31/2013	600	602	606
U.S. Treasury Notes	3.125%	11/30/2009	500	506	512
U.S. Treasury Notes	3.250%	12/31/2009	100	101	102
U.S. Treasury Notes	3.500%	02/15/2010	100	103	103
U.S. Treasury Notes	4.250%	08/15/2013	200	211	214

				$9,397	$9,420

(6)	Market value includes $26 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Buy		HSBC	11	04/2009	0	0	0
Buy	BRL	HSBC	47	12/2008	0	(3)	(3)
Sell		MSC	260	12/2008	9	0	9
Buy		RBC	46	12/2008	0	(1)	(1)
Buy		UBS	193	12/2008	0	(4)	(4)
Sell		UBS	26	12/2008	2	0	2
Sell		RBC	46	06/2009	1	0	1
Buy	CNY	DUB	204	11/2008	0	0	0
Buy		JPM	217	11/2008	0	0	0
Buy		UBS	82	11/2008	0	0	0
Buy		BCLY	3,849	07/2009	0	(38)	(38)
Buy		DUB	10,657	07/2009	0	(110)	(110)
Buy		HSBC	3,642	07/2009	0	(33)	(33)
Buy		JPM	3,766	07/2009	0	(41)	(41)
Buy	EUR	BCLY	433	10/2008	0	(30)	(30)
Buy		BOA	80	10/2008	0	(5)	(5)
Buy		CITI	3,141	10/2008	12	(6)	6
Sell		CITI	3,042	10/2008	0	(10)	(10)
Buy		DUB	36	10/2008	0	(2)	(2)
Buy		GSC	168	10/2008	0	(9)	(9)
Buy		HSBC	120	10/2008	0	(8)	(8)
Buy		JPM	32	10/2008	0	(2)	(2)
Buy		MSC	40	10/2008	0	(3)	(3)
Sell		UBS	4,050	10/2008	226	0	226
Buy	GBP	BOA	1	10/2008	0	0	0
Buy		UBS	137	10/2008	0	(11)	(11)
Sell		UBS	678	11/2008	24	0	24
Buy	IDR	DUB	176,400	10/2008	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	2,022	11/2008	$0	$(4)	$(4)
Buy		DUB	1,034	11/2008	0	(4)	(4)
Buy		HSBC	2,636	11/2008	0	(9)	(9)
Buy		JPM	4,496	11/2008	0	(14)	(14)
Sell		JPM	1,787	11/2008	1	0	1
Buy	KWD	HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	139	11/2008	0	(3)	(3)
Buy		BOA	32	11/2008	0	(1)	(1)
Buy		HSBC	32	11/2008	0	(1)	(1)
Buy		JPM	26	11/2008	0	0	0
Buy		JPM	131	02/2009	0	(3)	(3)
Buy	PHP	HSBC	1,000	11/2008	0	(1)	(1)
Buy		JPM	1,400	11/2008	0	(2)	(2)
Buy		JPM	1,672	02/2009	0	(1)	(1)
Buy		MSC	500	02/2009	0	0	0
Sell	RUB	BCLY	460	11/2008	0	0	0
Buy		HSBC	1,811	11/2008	0	(3)	(3)
Sell		HSBC	1,351	11/2008	5	0	5
Buy		JPM	1,351	05/2009	0	(5)	(5)
Sell		UBS	1,351	05/2009	4	0	4
Buy	SAR	HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Buy	SGD	BCLY	61	11/2008	0	(2)	(2)
Sell		BCLY	10	11/2008	0	0	0
Buy		BOA	27	11/2008	0	(1)	(1)
Buy		CITI	45	11/2008	0	(1)	(1)
Buy		JPM	86	11/2008	0	(2)	(2)
Sell		JPM	10	11/2008	0	0	0
Sell		MSC	10	11/2008	0	0	0
Buy		UBS	27	11/2008	0	(1)	(1)
Sell		UBS	10	11/2008	0	0	0
Sell	ZAR	HSBC	2,009	12/2008	13	0	13
Buy		UBS	2,009	12/2008	0	0	0

					$297	$(374)	$(77)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$20	$496,439	$16,404	$512,863
Short Sales, at value	0	(9,394)	0	(9,394)
Other Financial Instruments ++	(23,740)	(558)	(64)	(24,362)

Total	$(23,720)	$486,487	$16,340	$479,107

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$22	$16,303	$1	$0	$94	$(16)	$16,404
Other Financial Instruments ++	(41)	0	0	0	(21)	(2)	(64)

Total	$(19)	$16,303	$1	$0	$73	$(18)	$16,340

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

72	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	28	26
4.176% due 03/22/2013	610	573
4.185% due 03/22/2013	57	53
4.438% due 03/22/2013	198	186

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	2,000	1,702

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,284	916

Sensata Technologies BV
4.412% due 04/27/2013	6	5
4.543% due 04/27/2013	2,462	2,074

Total Bank Loan Obligations (Cost $6,759)		5,629

CORPORATE BONDS & NOTES 39.2%

BANKING & FINANCE 27.7%

American Express Bank FSB
3.248% due 06/22/2009	2,500	2,466
3.248% due 10/20/2009	2,100	2,058

American Express Centurion Bank
2.507% due 06/12/2009	1,900	1,837

American Express Credit Corp.
2.547% due 11/09/2009	2,100	1,986

Bank of America Corp.
2.918% due 11/06/2009	500	489
8.000% due 12/29/2049	6,000	4,755

Bank of America N.A.
2.819% due 06/12/2009	2,000	1,991
2.876% due 12/18/2008	800	798
3.099% due 06/15/2016	2,300	2,075

Bank of Ireland
2.926% due 12/18/2009	5,900	5,845

Bear Stearns Cos. LLC
2.927% due 05/18/2010	4,800	4,704
2.931% due 10/22/2010	2,400	2,334
3.014% due 08/15/2011	1,300	1,263
3.250% due 03/25/2009	1,600	1,577

Capital One Financial Corp.
3.097% due 09/10/2009	1,800	1,680

CIT Group, Inc.
3.212% due 12/19/2008	1,500	1,483
5.000% due 11/24/2008	1,700	1,647

Citigroup Funding, Inc.
3.476% due 06/26/2009	11,200	10,940

Countrywide Financial Corp.
2.931% due 01/05/2009	700	691

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	500	486

Credit Agricole S.A.
2.809% due 05/28/2009	1,700	1,693
2.859% due 05/28/2010	2,000	1,983

DnB NOR Bank ASA
2.858% due 10/13/2009	1,800	1,798

East Lane Re Ltd.
8.801% due 05/06/2011	9,500	9,669

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	798	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
7.375% due 10/28/2009	600	482
7.875% due 06/15/2010	200	153

Foundation Re II Ltd.
9.557% due 11/26/2010	2,500	2,484

General Electric Capital Corp.
2.851% due 10/06/2010	500	492

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	2,500	2,370
3.250% due 12/23/2008	500	493
3.812% due 03/30/2009	1,300	1,251

HSBC Finance Corp.
3.087% due 11/16/2009	1,600	1,573
3.241% due 06/01/2016	3,400	2,614

International Lease Finance Corp.
4.950% due 02/01/2011	6,000	4,440

JPMorgan Chase & Co.
2.842% due 05/07/2010	2,800	2,765
3.479% due 06/26/2009	1,500	1,496

Keycorp
3.529% due 05/26/2009	1,300	1,272

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.911% due 08/21/2009 (a)	1,500	195
2.951% due 05/25/2010 (a)	9,500	1,235
3.011% due 12/23/2010 (a)	2,500	325
3.052% due 11/10/2009 (a)	1,300	169

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	2,300	2,188
3.014% due 02/05/2010	8,000	7,590
5.054% due 05/12/2010	200	193

Metropolitan Life Global Funding I
2.847% due 05/17/2010	3,700	3,653

Morgan Stanley
2.852% due 05/07/2009	1,400	1,214
2.881% due 01/15/2010	1,400	1,080
2.912% due 02/09/2009	2,800	2,440
3.035% due 01/18/2011	3,300	2,152

Osiris Capital PLC
5.641% due 01/15/2010	5,000	4,959

Residential Capital LLC
5.912% due 05/22/2009	2,300	1,047

SLM Corp.
2.880% due 01/26/2009	2,100	2,035
2.940% due 07/27/2009	1,700	1,497
2.959% due 12/15/2008	1,700	1,685
3.000% due 01/26/2009	300	279

VTB Capital S.A.
4.491% due 11/02/2009	3,100	3,069

Wachovia Corp.
2.921% due 10/15/2011	5,700	3,933
7.980% due 02/28/2049	300	126

Wells Fargo & Co.
3.552% due 05/01/2033	5,100	5,126

		134,446

INDUSTRIALS 6.3%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	2,000	1,977

BP AMI Leasing, Inc.
3.486% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Home Depot, Inc.
2.944% due 12/16/2009	1,300	1,223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hospira, Inc.
4.242% due 03/30/2010	$2,400	$2,332

International Business Machines Corp.
3.375% due 07/28/2011	4,000	3,999

Pemex Project Funding Master Trust
3.411% due 12/03/2012	3,600	3,411

Reynolds American, Inc.
3.519% due 06/15/2011	1,400	1,334

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,798

Time Warner, Inc.
3.034% due 11/13/2009	3,900	3,745

UnitedHealth Group, Inc.
4.102% due 02/07/2011	5,200	5,099

		30,424

UTILITIES 5.2%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	5,600	5,693

Dominion Resources, Inc.
2.984% due 11/14/2008	4,460	4,452

Entergy Gulf States, Inc.
3.565% due 12/08/2008	1,374	1,371

NiSource Finance Corp.
3.381% due 11/23/2009	600	585

Progress Energy, Inc.
3.241% due 01/15/2010	1,500	1,488

Qwest Corp.
5.625% due 11/15/2008	2,700	2,687
6.069% due 06/15/2013	3,400	2,907

Southern California Edison Co.
2.891% due 02/02/2009	2,000	1,997

Telecom Italia Capital S.A.
3.281% due 02/01/2011	1,300	1,224

Telefonica Emisiones SAU
3.504% due 06/19/2009	2,600	2,585

		24,989

Total Corporate Bonds & Notes (Cost $214,602)		189,859

U.S. GOVERNMENT AGENCIES 35.0%

Fannie Mae
3.327% due 03/25/2034 (g)	1,125	1,087
3.607% due 05/25/2031 - 11/25/2032 (g)	4,908	4,805
4.079% due 04/01/2018 (g)	49	49
4.278% due 07/01/2044 (g)	336	335
4.395% due 11/01/2027 (g)	42	42
4.419% due 07/01/2028 (g)	39	39
4.437% due 11/01/2028 (g)	58	58
4.467% due 11/01/2028 (g)	63	62
4.471% due 04/01/2028 (g)	38	38
4.696% due 12/01/2033 (g)	1,246	1,250
4.760% due 04/01/2035 (g)	5,762	5,794
4.882% due 02/01/2027	6	6
4.927% due 09/01/2035 (g)	4,438	4,474
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 03/01/2039	11,349	10,883
5.000% due 12/01/2019 - 07/01/2038 (g)	30,041	29,739
5.000% due 10/01/2020 - 07/01/2038 (h)	6,201	6,109
5.009% due 11/01/2035 (g)	760	777
5.168% due 12/01/2036 (g)	1,592	1,596
5.329% due 09/01/2034 (g)	1,554	1,556

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/01/2033 - 06/01/2038 (g)	$18,828	$18,809
5.500% due 09/01/2033 (h)	1,481	1,482
5.500% due 10/01/2038 - 11/01/2038	8,000	7,965
5.686% due 08/01/2029 (g)	30	31
6.000% due 01/01/2017 - 05/01/2037 (g)	2,968	3,013
6.000% due 06/01/2017 (h)	751	768
6.000% due 10/01/2033 - 10/01/2038	9,005	9,114
6.042% due 05/01/2022	8	8
6.250% due 02/01/2011	4,100	4,291
7.000% due 02/01/2015 - 03/01/2015 (g)	915	965
7.500% due 09/01/2015 - 05/01/2016 (g)	691	726
8.000% due 03/01/2030 - 07/01/2031 (g)	127	138
8.000% due 05/01/2030 - 05/01/2031	14	15

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (g)	18,425	18,013
2.718% due 02/15/2019 (g)	10,878	10,605
2.838% due 12/15/2030 (g)	1,105	1,089
2.888% due 06/15/2018	410	402
4.278% due 02/25/2045	1,703	1,549
4.692% due 06/01/2035 (g)	4,366	4,325
4.962% due 06/01/2022 (g)	20	21
5.000% due 07/15/2024 (g)	2,860	2,875
5.480% due 07/01/2019 (g)	542	554
5.500% due 08/15/2030 - 10/01/2038	1,019	1,013
5.780% due 12/01/2022 (g)	37	37
6.000% due 03/01/2016 - 08/01/2038 (g)	5,428	5,522
6.000% due 01/01/2029 - 07/01/2038	438	443
6.000% due 07/01/2038 - 09/01/2038 (h)	1,778	1,801
6.500% due 10/25/2043	2,084	2,120
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (g)	16	18

Ginnie Mae
3.588% due 09/20/2030	4	3
5.125% due 12/20/2022 - 12/20/2027 (g)	365	370
5.375% due 02/20/2026 - 02/20/2028 (g)	807	815
5.625% due 07/20/2018 - 07/20/2027 (g)	1,744	1,765
8.000% due 04/20/2030 (g)	171	187

Total U.S. Government Agencies (Cost $169,594)		169,562

U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities (c)
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
2.375% due 08/31/2010	7,500	7,560

Total U.S. Treasury Obligations (Cost $8,706)		8,651

MORTGAGE-BACKED SECURITIES 16.8%

Banc of America Funding Corp.
4.135% due 05/25/2035	1,875	1,598

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	596	600

Bank Mart
4.567% due 03/01/2019 (l)	548	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$5,241	$5,149
4.772% due 11/25/2034	862	790
4.837% due 01/25/2034	1,787	1,676
5.040% due 04/25/2033	571	550
5.071% due 11/25/2034	2,556	2,436
6.752% due 02/25/2033	95	95
6.792% due 01/25/2034	102	98

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	1,324	812
5.504% due 09/25/2035	562	454

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,846	1,470
5.772% due 12/26/2046	1,035	824

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	39	37

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,500	1,431

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	1,540	939
6.000% due 10/25/2033	1,105	1,032

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	2,840	2,527
4.797% due 11/25/2034	1,599	1,406

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	420	384
5.357% due 06/25/2032	10	10
5.791% due 06/25/2032	36	32

Fund America Investors Corp. II
5.784% due 06/25/2023	11	11

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,501	1,292
3.477% due 11/25/2045	670	423

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,146	1,928

GSR Mortgage Loan Trust
3.557% due 01/25/2034	308	262

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	3,821	2,309
5.145% due 07/19/2035	1,334	1,163

Impac CMB Trust
3.472% due 07/25/2033	1,445	1,290
3.967% due 10/25/2033	76	63

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	757	715

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	959	901

JPMorgan Mortgage Trust
5.021% due 02/25/2035	1,263	1,101

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	206	187

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	906	896

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,021	1,857

Mellon Residential Funding Corp.
2.947% due 06/15/2030	3,640	3,432

Merrill Lynch Floating Trust
2.558% due 06/15/2022	6,308	5,738

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	755	613
4.910% due 12/25/2032	590	565

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	224	203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.207% due 10/25/2035	$373	$339
4.434% due 01/25/2029	915	919

Morgan Stanley Capital I
2.548% due 10/15/2020	538	484

Prime Mortgage Trust
3.607% due 02/25/2019	121	115
3.607% due 02/25/2034	639	584

Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	493	466

Salomon Brothers Mortgage Securities VII, Inc.
6.186% due 12/25/2030	570	510

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,213	1,050

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,567	1,301
3.487% due 02/25/2036	866	559
9.415% due 06/25/2029	708	757

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	3,563	3,383

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,329	1,275
3.337% due 06/25/2037	2,205	2,113

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,416	2,137
2.578% due 09/15/2021	5,284	4,828

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	877	573
3.497% due 10/25/2045	485	308
3.855% due 02/25/2046	4,538	2,720
3.948% due 02/27/2034	1,831	1,730
4.055% due 11/25/2042	210	187
4.255% due 06/25/2042	745	678

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,174	1,972
4.950% due 03/25/2036	3,030	2,681

Total Mortgage-Backed Securities (Cost $93,397)		81,461

ASSET-BACKED SECURITIES 11.3%

AFC Home Equity Loan Trust
3.757% due 06/25/2028	359	161

Asset-Backed Funding Certificates
3.267% due 01/25/2037	828	782

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	73	70

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	822	782

Chase Funding Mortgage Loan Asset-Backed Certificates
3.947% due 10/25/2032	245	224

Chase Issuance Trust
4.319% due 09/15/2015	5,200	5,187

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	115	114
3.267% due 05/25/2037	7,139	6,544
3.267% due 07/25/2045	7,534	6,853

Countrywide Asset-Backed Certificates
3.277% due 06/25/2037	2,850	2,744

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	317	260

First NLC Trust
3.277% due 08/25/2037	3,837	3,621

Fremont Home Loan Trust
3.257% due 10/25/2036	2,264	2,164

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.327% due 12/25/2035	$56	$56

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	1,637	1,393

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	643	597

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	253	243
3.267% due 04/25/2037	1,611	1,484

Lehman XS Trust
3.277% due 05/25/2046	215	208

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	49	38

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	1,754	1,706

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	456	444

Residential Asset Securities Corp.
3.277% due 11/25/2036	780	767

Saxon Asset Securities Trust
3.267% due 10/25/2046	339	331

Sears Credit Account Master Trust
2.708% due 04/16/2013	9,200	9,114

SLM Student Loan Trust
2.800% due 10/25/2016	1,500	1,488
3.480% due 07/25/2013	6,300	6,295

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	550	545

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	467	456

Total Asset-Backed Securities (Cost $57,354)		54,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 2.3%

Export-Import Bank of Korea
2.901% due 06/01/2009		$2,400	$2,381
3.047% due 11/16/2010		5,900	5,798

Hydro Quebec
3.528% due 09/29/2049		1,200	1,078

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $11,531)			11,393

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	500	700

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	8,860

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $8,299)			10,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 3.0%

Bank of America Corp.
7.250% due 12/31/2049		11,000	9,188

Wachovia Corp.
7.500% due 12/31/2049		14,000	5,495

Total Convertible Preferred Stocks (Cost $25,000)			14,683

PREFERRED STOCKS 1.9%

DG Funding Trust
5.051% due 12/31/2049		913	9,313

Total Preferred Stocks (Cost $9,564)			9,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

REPURCHASE AGREEMENTS 6.9%

Barclays Capital, Inc.
2.250% due 10/01/2008	$21,700	$21,700
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,104. Repurchase proceeds are $21,700.)

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	3,177	3,177
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $3,178. Repurchase proceeds are $3,178.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	8,835	8,835
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $9,014. Repurchase proceeds are $8,835.)

		33,712

U.S. TREASURY BILLS 3.4%
1.036% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	16,510	16,401

Total Short-Term Instruments (Cost $50,192)		50,113

PURCHASED OPTIONS (j) 0.7%
(Cost $3,713)		3,180

Total Investments 125.6% (Cost $658,711)		$609,030

Written Options (k) (0.4%) (Premiums $2,228)		(1,773)

Other Assets and Liabilities (Net) (25.2%)		(122,340)

Net Assets 100.0%		$484,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $15,150 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,052 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $198 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $118,425 at a weighted average interest rate of 2.495%. On September 30, 2008, securities valued at $121,578 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $10,161 and cash of $27,646 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	173	$131
90-Day Euribor March Futures	Long	03/2009	352	1,060
90-Day Eurodollar December Futures	Long	12/2008	1,248	1,493
90-Day Eurodollar December Futures	Long	12/2009	62	0
90-Day Eurodollar June Futures	Long	06/2009	203	110
90-Day Eurodollar March Futures	Long	03/2009	782	1,359
90-Day Eurodollar March Futures	Long	03/2010	40	4
90-Day Eurodollar September Futures	Long	09/2009	99	82
E-mini S&P 500 Index December Futures	Long	12/2008	7,835	(31,570)
S&P 500 Index December Futures	Short	12/2008	160	1,287
U.S. Treasury 10-Year Note December Futures	Long	12/2008	351	(356)

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	74	$(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	522
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	296	625
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	202

				$(25,064)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	CITI	3.868%	$1,600	$(110)	$0	$(110)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	800	(52)	0	(52)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	1,000	(360)	0	(360)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	600	(218)	0	(218)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	600	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	1,500	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	4,900	(11)	0	(11)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,800	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	1,500	(30)	0	(30)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	1,300	(14)	0	(14)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,400	(38)	0	(38)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	1,500	(451)	0	(451)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,000	(228)	0	(228)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	DUB	4.727%	1,100	9	0	9
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	700	(24)	0	(24)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	3,200	(111)	0	(111)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	500	(17)	0	(17)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,600	(193)	(63)	(130)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	600	(15)	0	(15)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	1,500	(107)	0	(107)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	600	(44)	0	(44)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,400	(238)	0	(238)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	100	(2)	0	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	2,300	(393)	0	(393)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	1,800	(954)	0	(954)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	3,800	(884)	0	(884)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,400	(742)	0	(742)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,000	(529)	0	(529)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	DUB	88.715%	1,600	(469)	(38)	(431)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,000	(437)	0	(437)

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	$1,400	$(54)	$0	$(54)
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	3,500	(2)	0	(2)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	1,800	(181)	0	(181)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	3,200	(265)	0	(265)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	1,000	(19)	0	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	700	(592)	0	(592)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	600	(221)	0	(221)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	600	(262)	0	(262)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	600	(195)	0	(195)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	600	(179)	0	(179)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	1,000	(83)	0	(83)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	3,000	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	0.390%	01/20/2012	BCLY	1.181%	5,000	(118)	0	(118)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,400	(22)	0	(22)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,400	(60)	0	(60)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	1,500	(135)	0	(135)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	900	(79)	0	(79)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,500	(199)	0	(199)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	1,600	(113)	0	(113)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	600	(52)	0	(52)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	600	(42)	0	(42)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	2,800	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	1,300	(47)	0	(47)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,400	(91)	0	(91)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,400	(50)	0	(50)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,400	(453)	0	(453)
SLM Corp. 5.125% due 08/27/2012	5.025%	03/20/2013	BOA	17.182%	1,300	(359)	0	(359)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	600	(106)	0	(106)
SLM Corp. 5.125% due 08/27/2012	4.930%	03/20/2013	JPM	17.182%	1,500	(418)	0	(418)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	800	(141)	0	(141)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	5,700	(400)	0	(400)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	3,000	(210)	0	(210)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	600	(41)	0	(41)

						$(12,584)	$(101)	$(12,483)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$1,200	$118	$86	$32
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	2,400	234	178	56
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,200	111	(120)	231
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	900	5	(9)	14

					$468	$135	$333

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$1,800	$(35)	$ (1)	$(34)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	200	(4)	0	(4)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	300	(5)	1	(6)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	600	(47)	0	(47)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,100	(99)	0	(99)

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	$1,100	$(89)	$0	$(89)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	500	(39)	0	(39)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,193	(44)	0	(44)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	4,000	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	400	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	5,000	(28)	(70)	42
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	5	0	5

					$(528)	$(70)	$(458)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	$(81)	$0	$(81)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(51)	0	(51)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	(5)	3	(8)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	(1)	2	(3)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(77)	(32)	(45)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$132,100	1,421	892	529
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		33,200	357	325	32
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		52,100	561	442	119
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		15,300	165	92	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		21,200	(770)	51	(821)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		700	(26)	(42)	16
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		35,500	(1,582)	458	(2,040)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,700	(210)	87	(297)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		400	(18)	(33)	15
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,100	(49)	(71)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(174)	(269)	95
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(5)	28	(33)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	(306)	(376)	70
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	355	430	(75)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	593	1,092	(499)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	142	124	18
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,300	(19)	0	(19)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,000	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,200	(48)	1	(49)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(27)	1	(28)

							$72	$3,198	$(3,126)

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	44,836	1-Month USD-LIBOR less 0.100%	$ 84,999	03/31/2009	GSC	$ (1,714)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	729	$13	$11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,154	21	18
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	1,843	53	23

				$87	$52

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$296
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	10
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	2
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	400
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	356
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	120
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	29	29

							$2,278	$1,241

Foreign Currency Options
Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC EUR versus USD	$1.885	10/10/2008	EUR	10,200	$1	$0
Call - OTC GBP versus USD	2.285	10/10/2008	GBP	10,600	1	0

					$2	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$18,000	$422	$751
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	22,000	528	606
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	11,000	222	289
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	11,000	150	219
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.859	12/12/2008	124,400	15	17
Call - OTC U.S. Treasury Note 3.125% due 11/15/2009	103.500	10/10/2008	4,900	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.266	12/12/2008	3,100	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	300	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	8,200	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	7,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	91.250	10/27/2008	30,000	2	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	93.500	10/27/2008	50,000	4	3

				$1,346	$1,887

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	47	$26	$29
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	47	27	60

				$53	$89

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$41	$42
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	357
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	608
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	470
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	29

							$2,175	$1,684

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	3,868	2,800	1,827
Closing Buys	0	(3,100)	(31)
Expirations	(3,207)	0	(1,365)
Exercised	(567)	0	(322)

Balance at 09/30/2008	94	$79,300	$2,228

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$549	$492	0.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$11,000	$10,531	$10,531
Fannie Mae	5.500%	12/01/2099	5,000	4,870	4,934
U.S. Treasury Notes	2.125%	04/30/2010	124,400	124,486	126,314
U.S. Treasury Notes	2.375%	08/31/2010	15,000	15,116	15,153
U.S. Treasury Notes	3.125%	11/30/2009	4,900	4,957	5,028
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,142	3,178

				$163,102	$165,138

(7)	Market value includes $1,329 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Buy		HSBC	350	04/2009	0	(2)	(2)
Buy	AUD	MSC	367	10/2008	0	(15)	(15)
Sell		MSC	367	10/2008	0	(1)	(1)
Buy		UBS	331	10/2008	0	(23)	(23)
Sell	BRL	BNP	261	12/2008	1	0	1
Buy		CSFB	17,677	12/2008	0	(348)	(348)
Sell		HSBC	3,995	12/2008	101	0	101
Buy		JPM	14,594	12/2008	0	(954)	(954)
Sell		MSC	12,492	12/2008	585	0	585
Sell		UBS	5,928	12/2008	351	0	351
Buy	CNY	BCLY	1,141	11/2008	0	(3)	(3)
Buy		BOA	855	11/2008	0	(2)	(2)
Buy		DUB	4,142	11/2008	0	(9)	(9)
Buy		HSBC	917	11/2008	0	(2)	(2)
Buy		JPM	4,226	11/2008	0	(9)	(9)
Buy		UBS	849	11/2008	0	(2)	(2)
Buy		BCLY	4,705	07/2009	0	(48)	(48)
Buy		DUB	14,422	07/2009	0	(148)	(148)

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	5,231	07/2009	$0	$(48)	$(48)
Buy		JPM	2,711	07/2009	0	(30)	(30)
Buy	EUR	BCLY	1,078	10/2008	0	(75)	(75)
Buy		BOA	200	10/2008	0	(13)	(13)
Buy		HSBC	299	10/2008	0	(19)	(19)
Buy		JPM	80	10/2008	0	(6)	(6)
Buy		MSC	100	10/2008	0	(7)	(7)
Sell		UBS	9,367	10/2008	522	0	522
Buy	GBP	BOA	161	10/2008	0	(12)	(12)
Buy		UBS	2,135	10/2008	0	(165)	(165)
Sell		UBS	8,612	11/2008	297	0	297
Buy	IDR	DUB	3,332,000	10/2008	2	0	2
Buy		HSBC	3,804,000	10/2008	2	0	2
Buy	INR	BCLY	12,998	11/2008	0	(27)	(27)
Buy		DUB	11,990	11/2008	0	(40)	(40)
Buy		HSBC	30,412	11/2008	0	(102)	(102)
Buy		JPM	44,290	11/2008	0	(143)	(143)
Sell		JPM	17,551	11/2008	9	0	9
Sell	JPY	DUB	98,672	10/2008	0	(18)	(18)
Buy	KWD	HSBC	53	04/2009	0	(6)	(6)
Buy	MYR	BCLY	4,930	11/2008	0	(97)	(97)
Buy		BOA	607	11/2008	0	(11)	(11)
Buy		DUB	603	11/2008	0	(11)	(11)
Buy		HSBC	605	11/2008	0	(11)	(11)
Buy		JPM	540	11/2008	0	(9)	(9)
Buy		JPM	5,315	02/2009	0	(105)	(105)
Sell	NZD	BCLY	12,853	10/2008	399	0	399
Buy		MSC	569	10/2008	0	(10)	(10)
Sell		MSC	569	10/2008	0	(9)	(9)
Buy	PHP	HSBC	41,000	11/2008	0	(57)	(57)
Buy		JPM	41,400	11/2008	0	(50)	(50)
Buy		BCLY	9,500	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,540	02/2009	0	(13)	(13)
Buy		JPM	16,173	02/2009	0	(13)	(13)
Buy		MLP	3,600	02/2009	0	(5)	(5)
Buy		MSC	12,900	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Sell	RUB	BCLY	26,636	11/2008	25	0	25
Buy		DUB	65,045	11/2008	0	(104)	(104)
Sell		HSBC	38,409	11/2008	137	0	137
Buy		JPM	38,409	05/2009	0	(143)	(143)
Sell		UBS	38,409	05/2009	121	0	121
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,995	11/2008	0	(65)	(65)
Sell		BCLY	398	11/2008	1	0	1
Buy		BOA	2,024	11/2008	0	(78)	(78)
Buy		CITI	811	11/2008	0	(12)	(12)
Buy		DUB	2,189	11/2008	0	(74)	(74)
Buy		JPM	900	11/2008	0	(15)	(15)
Sell		JPM	398	11/2008	0	0	0
Sell		MSC	398	11/2008	0	0	0
Buy		UBS	2,012	11/2008	0	(77)	(77)
Sell		UBS	398	11/2008	0	0	0
Sell	ZAR	HSBC	965	12/2008	6	0	6
Buy		UBS	965	12/2008	0	0	0

					$2,559	$(3,290)	$(731)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$23	$605,553	$3,454	$609,030
Short Sales, at value	0	(163,809)	0	(163,809)
Other Financial Instruments ++	(25,064)	(19,861)	(91)	(45,016)

Total	$(25,041)	$421,883	$3,363	$400,205

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  StocksPLUS® Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,181	$(28)	$58	$0	$(72)	$(1,685)	$3,454
Other Financial Instruments ++	(860)	0	0	0	535	234	(91)

Total	$4,321	$(28)	$58	$0	$463	$(1,451)	$3,363

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

82	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	12	11
4.176% due 03/22/2013	250	235
4.185% due 03/22/2013	23	22
4.438% due 03/22/2013	81	76

Total Bank Loan Obligations (Cost $2,264)		1,689

CORPORATE BONDS & NOTES 35.7%

BANKING & FINANCE 28.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	290

American Express Bank FSB
5.500% due 04/16/2013	500	458
6.000% due 09/13/2017	1,000	837

American Express Centurion Bank
6.000% due 09/13/2017	1,000	838

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	900	418

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	2,300	1,156

Associates Corp. of North America
7.000% due 02/10/2009	4,000	3,952

Bank of America Corp.
2.918% due 11/06/2009	400	391
5.375% due 09/11/2012	900	838
8.000% due 12/29/2049	6,600	5,231
8.125% due 12/29/2049	2,300	1,861

Barclays Bank PLC
5.450% due 09/12/2012	6,000	5,988
6.050% due 12/04/2017	600	559

Bear Stearns Cos. LLC
3.096% due 01/30/2009	700	696
6.400% due 10/02/2017	1,600	1,497
7.625% due 12/07/2009	552	558

BNP Paribas
5.186% due 06/29/2049	1,200	920

Calabash Re Ltd.
11.219% due 01/08/2010	700	709
13.719% due 01/08/2010	800	827

Citigroup Capital XXI
8.300% due 12/21/2077	400	298

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,049
6.000% due 08/15/2017	1,900	1,612
6.125% due 08/25/2036	1,200	780
8.400% due 04/29/2049	2,800	1,909

DnB NOR Bank ASA
2.858% due 10/13/2009	600	599

Export-Import Bank of China
4.875% due 07/21/2015	100	94

General Electric Capital Corp.
5.875% due 01/14/2038	500	369

GMAC LLC
6.000% due 12/15/2011	100	45

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	333
6.250% due 09/01/2017	1,200	1,006
6.750% due 10/01/2037	3,300	2,204

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59

HSBC Finance Corp.
2.899% due 03/12/2010	1,000	939

JPMorgan Chase & Co.
3.479% due 06/26/2009	500	499
6.000% due 01/15/2018	400	365
7.900% due 04/29/2049	300	253

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,194

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	234

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,126
6.875% due 04/25/2018	1,000	886

MetLife, Inc.
6.400% due 12/15/2036	300	187

Morgan Stanley
3.228% due 11/21/2008	500	493
4.904% due 05/14/2010	700	511

Mystic Re Ltd.
9.111% due 12/05/2008	800	800

National Australia Bank Ltd.
5.350% due 06/12/2013	400	385

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	497

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

SLM Corp.
2.940% due 07/27/2009	400	352

State Street Capital Trust IV
3.819% due 06/15/2037	100	66

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	879

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	90

U.S. Bancorp
3.191% due 02/04/2010	2,600	2,570

UBS AG
5.750% due 04/25/2018	200	174
5.875% due 12/20/2017	400	356

USB Capital IX
6.189% due 04/15/2049	100	49

Wachovia Corp.
7.980% due 02/28/2049	11,000	4,603

		59,050

INDUSTRIALS 5.4%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	800	791

AstraZeneca PLC
5.900% due 09/15/2017	300	296
6.450% due 09/15/2037	200	191

CODELCO, Inc.
6.150% due 10/24/2036	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$300	$299

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,628

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,160

Kraft Foods, Inc.
6.125% due 02/01/2018	500	469

Peabody Energy Corp.
7.875% due 11/01/2026	100	90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Rohm & Haas Co.
6.000% due 09/15/2017	400	372

Time Warner, Inc.
3.034% due 11/13/2009	600	576

Union Pacific Corp.
5.700% due 08/15/2018	800	747

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	287

		11,271

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,161

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	400	404

Qwest Corp.
7.625% due 06/15/2015	500	437

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	259

Telefonica Emisiones SAU
3.504% due 06/19/2009	700	696

		3,957

Total Corporate Bonds & Notes (Cost $91,942)		74,278

MUNICIPAL BONDS & NOTES 2.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	729

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,284

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	667

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	261

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	350

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	507

Total Municipal Bonds & Notes (Cost $5,460)		4,798

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 121.1%

Fannie Mae
3.267% due 12/25/2036	$280	$269
3.327% due 03/25/2034	186	179
3.557% due 03/25/2044	684	668
3.607% due 11/25/2032	66	65
4.028% due 08/01/2033 (f)	88	89
4.278% due 07/01/2044 (f)	105	105
4.323% due 05/01/2036 (f)	13	13
4.340% due 09/01/2033 (f)	768	790
4.668% due 05/25/2035	91	94
4.889% due 06/01/2033 (f)	233	238
5.000% due 11/01/2017 - 06/01/2037 (f)	23,843	23,560
5.000% due 04/25/2033 - 11/01/2038	2,021	1,965
5.168% due 12/01/2036 (f)	55	55
5.279% due 01/01/2036 (f)	321	323
5.329% due 09/01/2034 (f)	62	62
5.500% due 01/01/2021 - 06/01/2037 (f)	73,299	73,261
5.500% due 10/01/2038 - 11/01/2038	3,000	2,985
6.000% due 02/01/2036 - 08/01/2038 (f)	48,980	49,673
6.000% due 10/01/2038	50,500	51,108
6.500% due 10/01/2035 - 11/01/2037 (f)	8,588	8,817
7.000% due 09/01/2013	7	7

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	9,931	9,711
2.718% due 02/15/2019	3,612	3,521
4.213% due 03/01/2034 (f)	372	377
4.278% due 02/25/2045	58	53
4.875% due 06/13/2018	400	406
5.000% due 12/14/2018	200	188
5.500% due 08/15/2030	3	3
5.500% due 02/01/2038 - 04/01/2038 (f)	13,680	13,621
6.669% due 02/01/2024 (f)	19	20
8.000% due 01/01/2017 (f)	20	22

Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	42	43
6.000% due 12/15/2036 - 07/15/2037 (f)	5,280	5,365
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,050	1,011
5.520% due 06/01/2024	1,135	1,144
5.600% due 03/01/2029	2,200	2,206

Total U.S. Government Agencies (Cost $252,013)		252,022

U.S. TREASURY OBLIGATIONS 2.6%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	2,203	1,915
2.375% due 01/15/2025	2,448	2,366
2.625% due 07/15/2017	1,061	1,091

Total U.S. Treasury Obligations (Cost $5,774)		5,372

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	400	363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
4.135% due 05/25/2035	$453	$386
6.129% due 01/20/2047	487	330

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	99	100
6.500% due 09/25/2033	39	37

Bear Stearns Adjustable Rate Mortgage Trust
4.837% due 01/25/2034	125	117
5.040% due 04/25/2033	5	5
6.792% due 01/25/2034	7	6

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	476	292
5.370% due 05/25/2035	952	810
5.504% due 09/25/2035	204	165

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	148	138

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	174

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	486	297
6.000% due 10/25/2033	100	94

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	1,099	978
4.797% due 11/25/2034	604	531
5.250% due 02/20/2036	134	104

CS First Boston Mortgage Securities Corp.
5.549% due 05/25/2032	1	1

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	1,341	1,268

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	346	299

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	500	431
3.287% due 01/25/2047	614	583

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	200	171

GSR Mortgage Loan Trust
4.513% due 06/25/2034	343	307
5.248% due 11/25/2035	655	563
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.936% due 06/19/2034	9,900	8,236

Impac CMB Trust
3.472% due 07/25/2033	66	59

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	190	155

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,083
5.882% due 02/15/2051	100	86

JPMorgan Mortgage Trust
5.021% due 02/25/2035	379	330

MASTR Asset Securitization Trust
5.500% due 09/25/2033	35	33

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	168

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	220	179
4.910% due 12/25/2032	15	14

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145
4.207% due 10/25/2035	106	97
4.434% due 01/25/2029	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
3.607% due 02/25/2019	13	13
3.607% due 02/25/2034	89	81

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	379	362

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	486	404

Structured Asset Securities Corp.
5.034% due 10/25/2035	393	333

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	443	425

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	83

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
3.847% due 12/25/2027	1,082	951
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	61	57
4.055% due 11/25/2042	68	61
4.255% due 08/25/2042	45	40

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	785	712
4.950% due 03/25/2036	586	519
4.992% due 10/25/2035	3,842	3,671

Total Mortgage-Backed Securities (Cost $31,661)		27,657

ASSET-BACKED SECURITIES 12.8%

Access Group, Inc.
4.093% due 10/27/2025	1,500	1,483

ACE Securities Corp.
3.257% due 12/25/2036	147	138

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	18	13

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	134	133
3.367% due 05/25/2035	20	19

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	440	418
3.287% due 10/25/2036	183	176

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	1,652	1,578

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,000	999

Chase Issuance Trust
3.388% due 05/16/2011	2,500	2,497
4.319% due 09/15/2015	2,200	2,194

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	1,761	1,714
3.257% due 06/25/2037	1,928	1,876
3.257% due 05/25/2047	253	244
3.287% due 06/25/2037	365	350
3.687% due 12/25/2031	81	59

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	16	13

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	635	598
3.257% due 12/25/2036	260	252
3.277% due 12/25/2037	1,683	1,625

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fremont Home Loan Trust
3.257% due 10/25/2036	$1,225	$1,171
3.267% due 01/25/2037	333	314

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	207	201

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	454	442
3.257% due 10/25/2036	1,591	1,506

Lehman XS Trust
3.277% due 05/25/2046	67	65

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	1,058	1,024
3.487% due 10/25/2034	12	10

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	348	340

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	115	113
3.277% due 08/25/2036	671	652

Morgan Stanley ABS Capital I
3.257% due 10/25/2036	130	127

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	1,620	1,567

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	180	178
3.307% due 08/25/2046	1,359	1,308

Soundview Home Equity Loan Trust
3.287% due 01/25/2037	1,173	1,146

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	55	54

Total Asset-Backed Securities (Cost $27,353)		26,597

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	139

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,690

Total Foreign Currency-Denominated Issues (Cost $2,884)			1,829

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	186

Total Convertible Preferred Stocks (Cost $1,620)			186

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		217	2,214

Total Preferred Stocks (Cost $2,294)			2,214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$3,049	$3,049

(Dated 09/30/2008. Collateralized by Freddie Mac 4.150% due 01/29/2013 valued at $3,114. Repurchase proceeds are $3,049.)

U.S. TREASURY BILLS 1.8%
1.437% due 11/28/2008 - 12/26/2008 (b)(d)(e)	3,850	3,825

Total Short-Term Instruments (Cost $6,888)		6,874

PURCHASED OPTIONS (i) 0.6%
(Cost $1,911)		1,248

Total Investments 194.5% (Cost $432,163)		$404,858

Written Options (j) (0.7%) (Premiums $1,857)		(1,558)

Other Assets and Liabilities (Net) (93.8%)		(195,146)

Net Assets 100.0%		$208,154

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,726 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $213,244 at a weighted average interest rate of 2.448%. On September 30, 2008, securities valued at $173,936 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $15,761 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	19	$16
90-Day Euribor June Futures	Long	06/2009	8	31
90-Day Euribor March Futures	Long	03/2009	13	42
90-Day Eurodollar December Futures	Long	12/2008	486	(308)
90-Day Eurodollar December Futures	Long	12/2009	40	35
90-Day Eurodollar June Futures	Long	06/2009	155	146
90-Day Eurodollar June Futures	Long	06/2010	2	1
90-Day Eurodollar March Futures	Long	03/2009	361	246
90-Day Eurodollar March Futures	Long	03/2010	37	27
90-Day Eurodollar September Futures	Long	09/2009	50	73
90-Day Eurodollar September Futures	Long	09/2010	2	1
E-mini S&P 500 Index December Futures	Long	12/2008	271	(1,181)
S&P 500 Index December Futures	Long	12/2008	672	(15,997)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	147	(159)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	56	15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	131
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	101	215

				$(16,666)

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	5.170%	03/20/2013	RBS	21.975%	$400	$(125)	$0	$(125)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	700	(84)	0	(84)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	1,400	(198)	0	(198)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	700	(118)	0	(118)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	2,700	(1,430)	(479)	(951)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	400	(185)	0	(185)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	400	(184)	0	(184)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	200	(107)	0	(107)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	3,600	(11)	0	(11)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,200	(108)	0	(108)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	800	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	200	(169)	0	(169)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	4,000	(7)	0	(7)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	1,900	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	5.100%	03/20/2009	JPM	19.698%	500	(31)	0	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	2,400	(42)	0	(42)
Wachovia Corp. 3.625% due 02/17/2009	1.305%	03/20/2013	JPM	3.670%	1,300	(110)	0	(110)

						$(3,177)	$(479)	$(2,698)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$2,900	$284	$221	$63
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	9,300	910	674	236
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	1,300	127	98	29
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	500	3	(3)	6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,100	111	(112)	223
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,700	26	(62)	88
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	13,600	75	(83)	158

					$1,541	$729	$812

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,400	17	0	17
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	400	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	600	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	700	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(250)	$(30)	$(220)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	$(31)	$0	$(31)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	(8)	0	(8)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	(4)	2	(6)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	0	1	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(108)	(45)	(63)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	(45)	0	(45)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	(23)	(10)	(13)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	0	1	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	5	(1)	6
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	101	47	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	25	(9)	34
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		600	6	13	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		2,200	24	43	(19)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	46	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		3,200	34	24	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		6,900	(263)	(221)	(42)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(4)	(4)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(44)	15	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,900	(651)	474	(1,125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	(3)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(15)	3	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,700	(210)	165	(375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(89)	36	(125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	(4)	2	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(316)	145	(461)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	52	11	41
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	16	6	10
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,000	(7)	(7)	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	(3)	(6)	3
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	(3)	6	(9)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	(2)	11	(13)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		1,400	(2)	11	(13)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	(27)	(52)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	(8)	(7)	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	(53)	(78)	25
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	13	(26)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	4	(6)	10
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	10	(8)	18
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		900	(4)	(2)	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	2	0	2
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	4	0	4
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	30	25	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	89	91	(2)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	178	166	12
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(134)	(69)	(65)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(27)	(13)	(14)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(14)	4	(18)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	17	48	(31)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	1,100	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		300	(13)	0	(13)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(10)	1	(11)

							$(1,583)	$833	$(2,416)

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	74	$2	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	348	6	6
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	672	19	8
Put - CME S&P 500 Index October Futures	800.000	10/17/2008	180	14	22

				$41	$37

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$228
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	11,800	126	87
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	88	60
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	24
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	173
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	206
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	124

							$1,858	$1,208

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2038	$107.000	12/04/2008	$6,300	$1	$0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.688	10/17/2008	1,800	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.688	10/17/2008	2,500	1	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.250	12/12/2008	2,500	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.188	10/17/2008	8,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 01/31/2013	111.000	12/12/2008	14,400	2	1
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.875	12/12/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	2,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	22,400	3	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	29,000	3	0
Put - OTC Fannie Mae 6.500% due 10/01/2038	91.000	10/07/2008	6,600	1	0
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	78.500	10/24/2008	2,200	0	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.000	10/24/2008	2,400	0	1

				$12	$3

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	20	$11	$12
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	11	26

				$22	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 7,200	$182	$159
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,800	70	57
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	90	75
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,100	36	31
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,500	203	181
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	370	263
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	161
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	43
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	9,300	302	259
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	3,800	116	122

							$1,835	$1,520

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	262	28,000	1,036
Closing Buys	0	(29,300)	(276)
Expirations	(423)	0	(405)
Exercised	(26)	0	(19)

Balance at 09/30/2008	40	$63,600	$1,857

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,200	$7,099	$7,172
Freddie Mac	6.000%	10/01/2038	6,300	6,363	6,372
Ginnie Mae	6.000%	10/01/2038	6,000	6,169	6,082
U.S. Treasury Notes	2.000%	02/28/2010	1,800	1,797	1,806
U.S. Treasury Notes	2.125%	01/31/2010	2,500	2,501	2,518
U.S. Treasury Notes	2.125%	04/30/2010	1,600	1,600	1,623
U.S. Treasury Notes	2.375%	08/31/2010	3,300	3,325	3,334
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,445	14,537
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,124	2,155
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,224	1,230
U.S. Treasury Notes	3.500%	02/15/2010	900	923	925
U.S. Treasury Notes	4.250%	08/15/2013	800	847	855

				$48,417	$48,609

(6)	Market value includes $164 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Buy		HSBC	124	04/2009	0	(1)	(1)
Buy	AUD	MSC	330	10/2008	0	(14)	(14)
Sell		MSC	660	10/2008	14	(1)	13
Buy		UBS	249	10/2008	0	(17)	(17)
Sell	BRL	BNP	2	12/2008	0	0	0
Buy		CSFB	10,473	12/2008	0	(206)	(206)
Buy		HSBC	3,238	12/2008	0	(222)	(222)
Sell		HSBC	4,626	12/2008	136	0	136
Sell		MSC	6,914	12/2008	223	0	223
Sell		RBC	1,969	12/2008	46	0	46
Sell		UBS	200	12/2008	8	0	8
Buy		RBC	1,969	06/2009	0	(47)	(47)
Buy	CLP	MSC	64,260	12/2008	0	(17)	(17)
Buy	CNY	BCLY	408	11/2008	0	(1)	(1)
Buy		BOA	306	11/2008	0	(1)	(1)
Buy		DUB	1,487	11/2008	0	(3)	(3)
Buy		HSBC	333	11/2008	0	(1)	(1)
Buy		JPM	1,515	11/2008	0	(3)	(3)
Buy		UBS	306	11/2008	0	(1)	(1)
Buy		BCLY	1,958	07/2009	0	(20)	(20)
Buy		DUB	6,215	07/2009	0	(64)	(64)
Buy		HSBC	2,011	07/2009	0	(19)	(19)
Buy		JPM	1,776	07/2009	0	(20)	(20)
Buy	EUR	BCLY	384	10/2008	0	(27)	(27)
Buy		BOA	72	10/2008	0	(5)	(5)
Buy		CITI	2,366	10/2008	8	(15)	(7)
Sell		CITI	2,104	10/2008	0	(7)	(7)
Buy		DUB	94	10/2008	0	(5)	(5)
Buy		GSC	440	10/2008	0	(24)	(24)
Buy		HSBC	107	10/2008	0	(7)	(7)
Buy		JPM	28	10/2008	0	(2)	(2)
Buy		MSC	36	10/2008	0	(2)	(2)
Sell		UBS	3,526	10/2008	197	0	197
Buy	GBP	BOA	65	10/2008	0	(5)	(5)
Buy		UBS	862	10/2008	0	(67)	(67)
Sell		UBS	3,209	11/2008	111	0	111
Buy	IDR	DUB	1,538,600	10/2008	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	HSBC	951,000	10/2008	$1	$0	$1
Buy	INR	BCLY	11,204	11/2008	0	(23)	(23)
Buy		DUB	4,780	11/2008	0	(16)	(16)
Buy		HSBC	12,084	11/2008	0	(41)	(41)
Buy		JPM	22,167	11/2008	0	(66)	(66)
Sell		JPM	8,844	11/2008	5	0	5
Buy	KWD	HSBC	19	04/2009	0	(2)	(2)
Buy	MYR	BCLY	1,656	11/2008	0	(32)	(32)
Buy		BOA	216	11/2008	0	(4)	(4)
Buy		DUB	216	11/2008	0	(4)	(4)
Buy		HSBC	217	11/2008	0	(4)	(4)
Buy		JPM	194	11/2008	0	(3)	(3)
Buy		JPM	1,771	02/2009	0	(35)	(35)
Buy	PHP	HSBC	15,000	11/2008	0	(21)	(21)
Buy		JPM	14,700	11/2008	0	(18)	(18)
Buy		BCLY	3,300	02/2009	0	(3)	(3)
Buy		DUB	1,600	02/2009	0	(2)	(2)
Buy		HSBC	4,140	02/2009	0	(4)	(4)
Buy		JPM	5,753	02/2009	0	(5)	(5)
Buy		MLP	1,300	02/2009	0	(2)	(2)
Buy		MSC	4,600	02/2009	0	(5)	(5)
Buy		RBS	1,300	02/2009	0	(2)	(2)
Buy		LEH	900	12/2010	0	(1)	(1)
Sell		LEH	900	12/2010	0	(1)	(1)
Sell	RUB	BCLY	6,732	11/2008	6	0	6
Buy		HSBC	20,383	11/2008	0	(32)	(32)
Sell		HSBC	13,650	11/2008	49	0	49
Buy		JPM	13,650	05/2009	0	(48)	(48)
Sell		UBS	13,650	05/2009	43	0	43
Buy	SAR	HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Buy	SGD	BCLY	933	11/2008	0	(31)	(31)
Sell		BCLY	178	11/2008	0	0	0
Buy		BOA	910	11/2008	0	(35)	(35)
Buy		CITI	360	11/2008	0	(5)	(5)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	368	11/2008	0	(5)	(5)
Sell		JPM	178	11/2008	0	0	0
Sell		MSC	178	11/2008	0	0	0
Buy		UBS	911	11/2008	0	(35)	(35)
Sell		UBS	178	11/2008	0	0	0
Sell	ZAR	HSBC	379	12/2008	2	0	2
Buy		UBS	379	12/2008	0	0	0

					$850	$(1,342)	$(492)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$217	$403,158	$1,483	$404,858
Short Sales, at value	0	(48,445)	0	(48,445)
Other Financial Instruments ++	(16,666)	(6,500)	(145)	(23,311)

Total	$(16,449)	$348,213	$1,338	$333,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,485	$0	$0	$(2)	$0	$1,483
Other Financial Instruments ++	(80)	0	0	0	(29)	(36)	(145)

Total	$(80)	$1,485	$0	$0	$(31)	$(36)	$1,338

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.4%

BANKING & FINANCE 22.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$300	$290

American Express Centurion Bank
2.808% due 04/17/2009	1,200	1,169

American Express Co.
7.000% due 03/19/2018	600	530

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	400	186

American Honda Finance Corp.
2.874% due 03/09/2009	500	499

American International Group, Inc.
5.850% due 01/16/2018	400	201

ANZ National International Ltd.
2.842% due 08/07/2009	1,100	1,097

Bank of America Corp.
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	600	476
8.125% due 12/29/2049	3,800	3,075

Bank of Scotland PLC
2.829% due 07/17/2009	600	596
2.875% due 12/08/2010	3,000	2,705

Barclays Bank PLC
6.050% due 12/04/2017	200	186

Bear Stearns Cos. LLC
2.901% due 08/21/2009	200	198
3.014% due 08/15/2011	1,300	1,263
3.186% due 07/19/2010	300	294
3.852% due 03/30/2009	400	398
6.950% due 08/10/2012	1,100	1,112
7.250% due 02/01/2018	500	482

BNP Paribas
5.186% due 06/29/2049	200	153

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	186

Calabash Re Ltd.
11.219% due 01/08/2010	400	405

CIT Group, Inc.
2.946% due 01/30/2009	1,100	991
3.212% due 12/19/2008	100	99

Citigroup Capital XXI
8.300% due 12/21/2077	4,000	2,981

Citigroup Funding, Inc.
2.805% due 12/08/2008	100	100
3.190% due 04/23/2009	100	98
3.476% due 06/26/2009	200	195

Citigroup, Inc.
3.799% due 12/28/2009	300	290
5.300% due 10/17/2012	200	178
5.500% due 08/27/2012	500	449
5.500% due 04/11/2013	1,200	1,048
5.850% due 07/02/2013	200	176
6.000% due 08/15/2017	300	255
6.125% due 08/25/2036	100	65
8.400% due 04/29/2049	2,500	1,705

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	5,100	4,953

Foundation Re II Ltd.
9.557% due 11/26/2010	400	398

General Electric Capital Corp.
2.856% due 01/20/2010	700	695
6.375% due 11/15/2067	100	81

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	$300	$298
3.129% due 07/23/2009	20	19
3.294% due 12/22/2008	200	197
3.812% due 03/30/2009	200	193
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	900	750
6.250% due 09/01/2017	600	503
6.750% due 10/01/2037	1,500	1,002

HSBC Bank USA N.A.
2.957% due 06/10/2009	300	298

HSBC Finance Corp.
2.846% due 10/21/2009	200	190

HSBC Holdings PLC
6.500% due 05/02/2036	400	331
6.500% due 09/15/2037	100	85

International Lease Finance Corp.
3.031% due 05/24/2010	900	721

JPMorgan Chase & Co.
2.973% due 10/02/2009	500	500
6.000% due 01/15/2018	200	183

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

Keycorp
3.529% due 05/26/2009	2,700	2,643

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	39
2.881% due 10/22/2008 (a)	500	65
2.951% due 05/25/2010 (a)	3,300	429
3.005% due 07/18/2011 (a)	300	39
3.011% due 12/23/2010 (a)	200	26
3.052% due 11/10/2009 (a)	200	26
5.625% due 01/24/2013 (a)	300	39

MetLife, Inc.
6.400% due 12/15/2036	100	62

Morgan Stanley
2.912% due 02/09/2009	900	784
3.031% due 01/22/2009	100	97
4.904% due 05/14/2010	600	438
5.950% due 12/28/2017	200	126
6.250% due 08/28/2017	200	124

Mystic Re Ltd.
9.111% due 12/05/2008	300	300

National Australia Bank Ltd.
2.858% due 09/11/2009	400	399
5.350% due 06/12/2013	300	289

Nationwide Life Global Funding I
3.009% due 05/19/2010	3,400	3,394

Protective Life Secured Trusts
2.647% due 11/09/2010	3,000	2,928

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	3,000	2,238

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Santander U.S. Debt S.A. Unipersonal
2.846% due 10/21/2008	600	600

SLM Corp.
2.960% due 07/26/2010	100	76

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	144

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	80

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	$200	$179

UBS AG
3.714% due 05/05/2010	1,400	1,395
5.875% due 12/20/2017	200	178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	200	200

Wachovia Bank N.A.
3.250% due 03/23/2009	800	753

Wachovia Corp.
2.846% due 10/28/2008	400	398
2.921% due 10/15/2011	200	138
5.750% due 02/01/2018	600	451
7.980% due 02/28/2049	7,200	3,013

Wells Fargo & Co.
3.270% due 03/23/2010	800	793

		61,942

INDUSTRIALS 6.9%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	500	494

AstraZeneca PLC
5.900% due 09/15/2017	100	99
6.450% due 09/15/2037	100	96

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	302

Comcast Corp.
3.088% due 07/14/2009	400	391

Daimler Finance North America LLC
3.169% due 03/13/2009	200	199
3.241% due 08/03/2009	300	299
3.249% due 03/13/2009	300	299

Diageo Capital PLC
2.902% due 11/10/2008	600	599

Gaz Capital S.A.
6.212% due 11/22/2016	100	79

General Electric Co.
2.854% due 12/09/2008	400	399

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	4,800	4,782

International Business Machines Corp.
5.700% due 09/14/2017	2,000	1,941

Kraft Foods, Inc.
6.125% due 02/01/2018	200	188

Oracle Corp.
4.950% due 04/15/2013	700	698
5.750% due 04/15/2018	700	651

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Reynolds American, Inc.
3.519% due 06/15/2011	2,360	2,248

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Safeway, Inc.
4.119% due 03/27/2009	1,300	1,291

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	500	500
5.500% due 02/16/2012	700	706

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,736

Union Pacific Corp.
5.700% due 08/15/2018	600	560

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
6.375% due 10/01/2010	$100	$98

		18,924

UTILITIES 2.0%

Appalachian Power Co.
6.600% due 05/01/2009	3,100	3,134

Enel Finance International S.A.
6.800% due 09/15/2037	700	687

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	84

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	201

Southern California Edison Co.
2.891% due 02/02/2009	200	200

Telefonica Emisiones SAU
3.504% due 06/19/2009	1,000	994

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193

		5,493

Total Corporate Bonds & Notes (Cost $102,181)		86,359

MUNICIPAL BONDS & NOTES 1.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	833

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	810

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	77

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	477

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	22

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	757

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	86

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	253

Total Municipal Bonds & Notes (Cost $3,715)		3,315

U.S. GOVERNMENT AGENCIES 83.3%

Fannie Mae
3.557% due 09/25/2042	185	182
4.239% due 06/01/2034	541	546
4.422% due 09/01/2035	134	135
4.637% due 07/01/2035	142	142
4.672% due 12/01/2033	77	78
4.696% due 12/01/2033	46	46
4.832% due 06/01/2035	262	263
4.927% due 09/01/2035	156	157
4.980% due 06/01/2035	248	249
5.000% due 10/01/2035 - 10/01/2038	15,074	14,686

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 03/01/2036 - 01/01/2038 (e)	$11,024	$10,758
5.009% due 11/01/2035	33	34
5.468% due 03/01/2035	28	29
5.500% due 11/01/2021 - 11/01/2038	42,972	42,858
5.500% due 05/01/2035 - 07/01/2038 (e)	41,090	41,019
5.925% due 10/01/2034	17	17
6.000% due 10/01/2026 - 09/01/2038 (e)	49,262	49,967
6.000% due 02/01/2027 - 10/01/2038	41,724	42,243
6.500% due 10/01/2037 - 11/01/2037 (e)	1,989	2,042

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	4,233	4,139
2.718% due 02/15/2019	1,445	1,408
2.888% due 06/15/2018	24	24
4.692% due 06/01/2035	382	378
4.839% due 11/01/2034	144	146
4.875% due 06/13/2018	500	508
5.000% due 02/16/2017 - 01/15/2024	5,950	6,087
5.500% due 08/15/2030 - 10/01/2038	1,000	994
5.500% due 02/01/2038 - 09/01/2038 (e)	5,736	5,711
6.000% due 08/01/2027	592	602
6.000% due 09/01/2038 (e)	2,690	2,726

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037	1,202	1,222

Small Business Administration
5.520% due 06/01/2024	18	18

Total U.S. Government Agencies (Cost $228,785)		229,414

U.S. TREASURY OBLIGATIONS 2.2%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,149	2,738
2.000% due 01/15/2016	773	762
2.625% due 07/15/2017	1,483	1,524

U.S. Treasury Notes
3.125% due 11/30/2009	1,000	1,015

Total U.S. Treasury Obligations (Cost $6,331)		6,039

MORTGAGE-BACKED SECURITIES 5.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	37	25

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.929% due 05/10/2045	300	272

Banc of America Funding Corp.
4.135% due 05/25/2035	65	55

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	222	217

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	136	133
4.772% due 11/25/2034	129	119
5.071% due 11/25/2034	407	388

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	11	9
5.504% due 09/25/2035	51	41

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	74	69
4.900% due 12/25/2035	107	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$200	$174

Countrywide Alternative Loan Trust
3.487% due 02/25/2037	707	459
4.500% due 06/25/2035	261	259

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	458	407
4.797% due 11/25/2034	249	219
5.250% due 02/20/2036	67	52

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	48	47

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	100	86

GSR Mortgage Loan Trust
4.539% due 09/25/2035	200	172
5.248% due 11/25/2035	327	282

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.200% due 12/19/2036	1,647	965
3.250% due 05/19/2035	51	33

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,467
5.882% due 02/15/2051	100	85

JPMorgan Mortgage Trust
5.021% due 02/25/2035	126	110

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	100	99

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	46	42

Mellon Residential Funding Corp.
2.928% due 12/15/2030	485	450
2.947% due 06/15/2030	6	6

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,332
5.485% due 03/12/2051	100	84

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	63	51
5.279% due 05/25/2033	181	165

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,453

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	116	69
4.580% due 02/25/2034	163	147
5.288% due 08/25/2034	229	210

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	67	43

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	190	182

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	892	815
5.509% due 04/15/2047	100	84

WaMu Mortgage Pass-Through Certificates
4.055% due 11/25/2042	29	26
4.198% due 10/25/2046	651	424

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	362	329
4.950% due 03/25/2036	293	259

Total Mortgage-Backed Securities (Cost $17,409)		15,882

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 7.4%

ACE Securities Corp.
3.267% due 10/25/2036	$177	$171

American Express Credit Account Master Trust
2.988% due 02/15/2012	48	47

Argent Securities, Inc.
3.257% due 09/25/2036	37	36

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	1	1
3.482% due 09/25/2034	72	63

BA Credit Card Trust
3.688% due 12/16/2013	1,800	1,769

Chase Issuance Trust
3.138% due 11/15/2011	2,400	2,381
4.319% due 09/15/2015	2,700	2,693

Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037	595	545

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047	97	95
3.277% due 06/25/2037	147	142
3.687% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	465	465

GSR Mortgage Loan Trust
3.307% due 11/25/2030	2	2

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	99	92

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	49	48

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	532	507
3.487% due 10/25/2034	9	7

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	3,600	3,314

Park Place Securities, Inc.
3.519% due 10/25/2034	325	274

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036		$153	$143

Residential Asset Securities Corp.
3.277% due 11/25/2036		112	109

SLM Student Loan Trust
2.790% due 10/27/2014		544	539
2.800% due 01/25/2018		39	39
3.364% due 10/25/2017		4,900	4,761
3.480% due 07/25/2013		1,975	1,974

Structured Asset Securities Corp.
3.257% due 10/25/2036		186	176

Total Asset-Backed Securities (Cost $21,065)			20,394

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		9	9

Total Sovereign Issues (Cost $9)			9

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	600	787

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,605

Total Foreign Currency-Denominated Issues (Cost $3,448)			2,392

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.051% due 12/31/2049		85	867

Total Preferred Stocks (Cost $904)			867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 28.8%

COMMERCIAL PAPER 2.3%

Federal Home Loan Bank
0.100% due 10/07/2008	$6,200	$6,200

REPURCHASE AGREEMENTS 25.6%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	69,000	69,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $70,472. Repurchase proceeds are $69,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,527	1,527
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,560. Repurchase proceeds are $1,527.)

		70,527

U.S. TREASURY BILLS 0.9%
1.134% due 11/28/2008 - 12/26/2008 (b)(d)	2,530	2,513

Total Short-Term Instruments (Cost $79,251)		79,240

PURCHASED OPTIONS (h) 0.4%
(Cost $1,059)		1,071

Total Investments 161.6% (Cost $464,157)		$444,982

Written Options (i) (0.2%) (Premiums $668)		(582)

Other Assets and Liabilities (Net) (61.4%)		(168,967)

Net Assets 100.0%		$275,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,513 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $56,744 at a weighted average interest rate of 2.465%. On September 30, 2008, securities valued at $111,359 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $24,676 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	20	$16
90-Day Euribor June Futures	Long	06/2009	8	32
90-Day Euribor March Futures	Long	03/2009	14	45
90-Day Eurodollar December Futures	Long	12/2008	585	728
90-Day Eurodollar December Futures	Long	12/2009	70	21
90-Day Eurodollar June Futures	Long	06/2009	244	175
90-Day Eurodollar June Futures	Long	06/2010	3	1
90-Day Eurodollar March Futures	Long	03/2009	301	390
90-Day Eurodollar March Futures	Long	03/2010	55	25
90-Day Eurodollar September Futures	Long	09/2009	160	138
90-Day Eurodollar September Futures	Long	09/2010	3	1
E-mini S&P 500 Index December Futures	Short	12/2008	875	2,143
S&P 500 Index December Futures	Short	12/2008	763	3,385
U.S. Treasury 5-Year Note December Futures	Long	12/2008	75	29
U.S. Treasury 10-Year Note December Futures	Long	12/2008	23	(19)

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	38	$(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	94
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	139

				$7,304

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.880%	03/20/2013	RBS	1.386%	$8,200	$(163)	$0	$(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	08/20/2016	MSC	2.085%	500	(3)	0	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	800	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	100	(8)	0	(8)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	300	(139)	0	(139)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	300	(138)	0	(138)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	2,600	(1,378)	(462)	(916)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	1,300	(4)	0	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	100	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	2.480%	02/20/2013	MSC	4.293%	1,000	(64)	0	(64)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	100	(84)	0	(84)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	1,400	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	200	(1)	0	(1)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	800	(1)	0	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	0.620%	08/20/2011	BCLY	1.390%	500	(10)	0	(10)
Russia Government International Bond 7.500% due 03/31/2030	0.495%	08/20/2011	BCLY	2.535%	500	(27)	0	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	300	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	700	(12)	0	(12)

						$(2,161)	$(462)	$(1,699)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$500	$3	$(3)	$6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	13,300	74	(71)	145
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,800	27	(62)	89
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	81	(89)	170

					$190	$(229)	$419

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,300	15	0	15
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	500	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	600	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(44)	$(30)	$(14)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	$(13)	$0	$(13)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	(9)	0	(9)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	(4)	0	(4)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	(1)	1	(2)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	(1)	0	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(43)	(18)	(25)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	(18)	0	(18)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	(16)	(7)	(9)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	0	0	0
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	12	34	(22)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	3	(1)	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	30	14	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	25	(8)	33
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		3,100	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		1,500	34	61	(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		2,600	16	30	(14)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	28	10	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,700	(35)	19	(54)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(64)	(54)	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(40)	13	(53)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(7)	(2)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		600	(14)	3	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,200	(27)	2	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,100	(98)	33	(131)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(183)	37	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(27)	12	(39)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	(18)	8	(26)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	56	12	44
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	(4)	(9)	5
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	(1)	3	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	(1)	2	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0	5	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	(1)	5	(6)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	(9)	(17)	8
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	(1)	(2)	1

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	3,000	$(19)	$(27)	$8
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	5	(11)	16
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,200	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	(13)	3	(16)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	3	0	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	5	0	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	15	12	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	44	45	(1)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	89	80	9
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(54)	(27)	(27)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$500	(27)	(13)	(14)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	200	(2)	0	(2)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(21)	0	(21)

							$(435)	$238	$(673)

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	826	$24	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	97.000	11/21/2008	75	0	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	94.000	11/21/2008	86	1	1

				$25	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$127	$92
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,900	52	36
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	26
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	66
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	48
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	66

							$643	$428

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$9,000	$211	$375
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	7,000	177	266
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	10,000	1	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	5,000	1	0

				$391	$641

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	25	$14	$15
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	25	14	32

				$28	$47

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$64
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	44
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	23
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,200	40	33
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	99	84
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	88	78
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	26	18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	96	64
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	21
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	97	84

							$640	$535

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	218	$21,500	$653
Sales	263	11,900	535
Closing Buys	(431)	(12,000)	(520)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	50	$21,400	$668

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	10/01/2038	$9,500	$9,717	$9,614
Ginnie Mae	6.000%	10/01/2038	1,300	1,336	1,318
Treasury Inflation Protected Securities	2.625%	07/15/2017	742	783	767
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,497	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,100	2,101	2,115
U.S. Treasury Notes	2.125%	04/30/2010	1,400	1,400	1,421
U.S. Treasury Notes	2.375%	08/31/2010	4,600	4,634	4,648
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,809	2,827
U.S. Treasury Notes	3.125%	11/30/2009	2,000	2,022	2,047
U.S. Treasury Notes	3.250%	12/31/2009	600	609	615
U.S. Treasury Notes	3.500%	02/15/2010	800	821	822
U.S. Treasury Notes	4.250%	08/15/2013	700	741	744

				$28,470	$28,443

(6)	Market value includes $83 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Buy		HSBC	57	04/2009	0	0	0
Sell	BRL	BNP	134	12/2008	0	0	0
Buy		HSBC	8,363	12/2008	0	(452)	(452)
Sell		HSBC	133	12/2008	0	0	0
Sell		JPM	409	12/2008	12	0	12
Sell		MSC	1,005	12/2008	21	0	21
Sell		UBS	1,414	12/2008	36	0	36
Buy	CNY	BCLY	380	11/2008	0	(1)	(1)
Buy		BOA	285	11/2008	0	(1)	(1)
Buy		DUB	1,392	11/2008	0	(3)	(3)
Buy		HSBC	306	11/2008	0	(1)	(1)
Buy		JPM	1,413	11/2008	0	(3)	(3)
Buy		UBS	285	11/2008	0	(1)	(1)
Buy		BCLY	1,912	07/2009	0	(20)	(20)
Buy		DUB	7,041	07/2009	0	(73)	(73)
Buy		HSBC	2,164	07/2009	0	(20)	(20)
Buy		JPM	2,531	07/2009	0	(28)	(28)
Buy	EUR	BCLY	446	10/2008	0	(31)	(31)
Buy		BNP	197	10/2008	0	(11)	(11)
Buy		BOA	82	10/2008	0	(5)	(5)

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	CITI	2,927	10/2008	$11	$(13)	$(2)
Sell		CITI	2,696	10/2008	0	(9)	(9)
Buy		DUB	83	10/2008	0	(5)	(5)
Buy		GSC	193	10/2008	0	(11)	(11)
Buy		HSBC	123	10/2008	0	(8)	(8)
Buy		JPM	33	10/2008	0	(2)	(2)
Buy		MSC	41	10/2008	0	(3)	(3)
Sell		UBS	4,125	10/2008	230	0	230
Buy	GBP	BOA	55	10/2008	0	(4)	(4)
Buy		UBS	782	10/2008	0	(61)	(61)
Sell		UBS	2,933	11/2008	101	0	101
Buy	IDR	DUB	970,200	10/2008	1	0	1
Buy	INR	BCLY	4,422	11/2008	0	(9)	(9)
Buy		DUB	1,907	11/2008	0	(6)	(6)
Buy		HSBC	4,825	11/2008	0	(16)	(16)
Buy		JPM	8,851	11/2008	0	(27)	(27)
Sell		JPM	3,528	11/2008	2	0	2
Buy	KWD	HSBC	9	04/2009	0	(1)	(1)
Buy	MYR	BCLY	676	11/2008	0	(13)	(13)
Buy		BOA	200	11/2008	0	(4)	(4)
Buy		DUB	200	11/2008	0	(4)	(4)
Buy		HSBC	197	11/2008	0	(3)	(3)
Buy		JPM	178	11/2008	0	(3)	(3)
Buy		JPM	582	02/2009	0	(11)	(11)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	7,900	11/2008	0	(10)	(10)
Buy		BCLY	1,800	02/2009	0	(2)	(2)
Buy		DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,190	02/2009	0	(2)	(2)
Buy		JPM	3,386	02/2009	0	(3)	(3)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,100	02/2009	0	(2)	(2)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	HSBC	8,555	11/2008	0	(14)	(14)
Sell		HSBC	8,555	11/2008	31	0	31
Buy		JPM	8,555	05/2009	0	(29)	(29)
Sell		UBS	8,555	05/2009	27	0	27
Buy	SAR	HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Buy	SGD	BCLY	311	11/2008	0	(10)	(10)
Sell		BCLY	74	11/2008	0	0	0
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		CITI	333	11/2008	0	(5)	(5)
Buy		JPM	911	11/2008	0	(27)	(27)
Sell		JPM	74	11/2008	0	0	0
Sell		MSC	74	11/2008	0	0	0
Buy		UBS	150	11/2008	0	(6)	(6)
Sell		UBS	74	11/2008	0	0	0
Sell	ZAR	HSBC	150	12/2008	1	0	1
Buy		UBS	150	12/2008	0	0	0

					$473	$(994)	$(521)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$444,982	$0	$444,982
Short Sales, at value	0	(28,360)	0	(28,360)
Other Financial Instruments ++	7,304	(3,027)	(50)	4,227

Total	$7,304	$413,595	$(50)	$420,849

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$571	$(43)	$0	$0	$(104)	$(424)	$0
Other Financial Instruments ++	(22)	0	0	0	(16)	(12)	(50)

Total	$549	$(43)	$0	$0	$(120)	$(436)	$(50)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.820% due 08/03/2012	$46,169	$31,360

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,048	928
4.551% due 12/20/2012	773	685
4.567% due 12/20/2012	8,905	7,891

HCA, Inc.
6.012% due 11/18/2013	19,602	17,237

Total Bank Loan Obligations (Cost $74,562)		58,101

CORPORATE BONDS & NOTES 18.8%

BANKING & FINANCE 14.5%

ACE INA Holdings, Inc.
5.600% due 05/15/2015	7,500	7,109

Allstate Life Global Funding II
3.461% due 05/21/2010	1,800	1,791

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	43,300	41,841

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	7,000	6,850

American Express Bank FSB
5.500% due 04/16/2013	14,700	13,467
6.000% due 09/13/2017	23,900	19,993

American Express Centurion Bank
2.568% due 07/13/2010	5,000	4,581
6.000% due 09/13/2017	24,800	20,787

American Express Co.
7.000% due 03/19/2018	25,740	22,755
8.150% due 03/19/2038	7,390	6,613

American Honda Finance Corp.
3.954% due 06/20/2011	54,400	54,295

American International Group, Inc.
5.850% due 01/16/2018	22,500	11,310
8.175% due 05/15/2058	23,800	3,813
8.250% due 08/15/2018	12,500	7,272

ANZ National International Ltd.
6.200% due 07/19/2013	33,200	32,988

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	15,000	14,932

Bank of America Corp.
2.918% due 11/06/2009	9,600	9,389
5.650% due 05/01/2018	84,300	71,130
8.000% due 12/29/2049	14,700	11,651
8.125% due 12/29/2049	111,600	90,306

Bank of Scotland PLC
2.829% due 07/17/2009	4,600	4,572
2.875% due 12/08/2010	5,000	4,508

Barclays Bank PLC
6.050% due 12/04/2017	41,300	38,478
7.434% due 09/29/2049	8,500	6,928
7.700% due 04/29/2049	36,800	32,431

Bear Stearns Cos. LLC
6.950% due 08/10/2012	26,500	26,793
7.250% due 02/01/2018	15,000	14,460

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,846

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	929

Caelus Re Ltd.
9.061% due 06/07/2011	3,900	3,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Calabash Re Ltd.
11.219% due 01/08/2010	$4,100	$4,152
13.719% due 01/08/2010	2,400	2,479

Caterpillar Financial Services Corp.
2.867% due 05/18/2009	2,400	2,397

CIT Group, Inc.
5.000% due 11/24/2008 (h)	24,000	23,250

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	5,000	4,918

Citigroup, Inc.
2.836% due 01/30/2009	4,600	4,552
3.799% due 12/28/2009	49,400	47,818
5.500% due 04/11/2013	21,000	18,348
6.125% due 05/15/2018	69,900	57,977
8.400% due 04/29/2049	56,800	38,733

Credit Suisse New York
5.000% due 05/15/2013	34,900	32,374

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,629

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	200	123
7.250% due 10/25/2011	15,825	10,080
7.800% due 06/01/2012	1,000	622
7.875% due 06/15/2010	5,400	4,124

Foundation Re Ltd.
6.907% due 11/24/2008	4,500	4,457

Foundation Re II Ltd.
9.557% due 11/26/2010	10,500	10,434

General Electric Capital Corp.
2.795% due 10/24/2008	8,800	8,793
2.859% due 12/12/2008	8,600	8,574
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	6,198
6.750% due 10/01/2037	63,000	42,078

HBOS PLC
6.750% due 05/21/2018	14,500	12,170

HSBC Finance Corp.
2.846% due 10/21/2009	600	569

International Lease Finance Corp.
6.625% due 11/15/2013	9,700	5,952

JPMorgan Chase & Co.
6.400% due 05/15/2038	10,500	9,083

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	262

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	5,500	715
6.875% due 05/02/2018 (a)	20,700	2,691
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,900	12,109

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	27,000	25,620

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	26,300	26,284
5.054% due 05/12/2010	21,500	20,747
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	29,100	25,210

Metropolitan Life Global Funding I
5.125% due 04/10/2013	12,800	12,447

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
3.031% due 01/22/2009	$3,000	$2,919
3.228% due 11/21/2008	3,100	3,059
4.904% due 05/14/2010	77,400	56,530
6.000% due 04/28/2015	17,600	11,990
6.625% due 04/01/2018	29,900	19,818

Mystic Re Ltd.
9.111% due 12/05/2008	6,600	6,598
11.811% due 12/05/2008	1,000	1,000

National Australia Bank Ltd.
5.350% due 06/12/2013	27,100	26,061

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	9,200	9,199

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	30,000	28,749

Rabobank Nederland NV
2.811% due 01/15/2009	9,200	9,194
3.209% due 05/19/2010	2,000	1,995

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	14,100	14,408
13.061% due 06/07/2010	8,800	9,073

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,811

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	17,800	15,949

UBS AG
5.875% due 12/20/2017	13,700	12,185

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	20,000	19,985

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,500	5,410

Vita Capital III Ltd.
3.891% due 01/01/2011	300	291
3.911% due 01/01/2012	8,000	7,639

Wachovia Bank N.A.
2.881% due 12/02/2010	27,200	20,486
3.704% due 05/14/2010	23,400	19,163

Wachovia Corp.
7.980% due 02/28/2049	17,900	7,491

Wachovia Mortgage FSB
2.936% due 03/02/2009	2,700	2,643

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	15,458

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,500	12,654

		1,478,654

INDUSTRIALS 3.2%

Amgen, Inc.
6.150% due 06/01/2018	10,600	10,369

AutoZone, Inc.
6.950% due 06/15/2016	10,000	10,117

Black & Decker Corp.
5.750% due 11/15/2016	5,000	4,544

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

C8 Capital SPV Ltd.
6.640% due 12/31/2049	$6,500	$6,095

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,800
6.375% due 10/01/2011	3,000	2,768
7.000% due 10/01/2013	5,000	4,338

El Paso Corp.
6.375% due 02/01/2009	5,600	5,642

Enterprise Products Operating LLC
6.500% due 01/31/2019	14,700	13,719

Gaz Capital S.A.
7.343% due 04/11/2013	4,600	4,186
8.146% due 04/11/2018	7,000	6,160

HCA, Inc.
9.250% due 11/15/2016	5,000	4,875

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,291
6.125% due 02/01/2018	19,000	17,830
6.125% due 08/23/2018	6,300	5,893

Kroger Co.
4.950% due 01/15/2015	13,800	12,629
6.400% due 08/15/2017	5,000	4,802

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,383
7.450% due 07/15/2017	2,000	1,814

Mandalay Resort Group
6.500% due 07/31/2009	2,000	1,910

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

Nabors Industries, Inc.
6.150% due 02/15/2018	5,000	4,775

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

Philip Morris International, Inc.
5.650% due 05/16/2018	46,400	42,966

Rexam PLC
6.750% due 06/01/2013	12,800	12,776

Rockies Express Pipeline LLC
5.100% due 08/20/2009	11,600	11,592

Ryder System, Inc.
6.000% due 03/01/2013	6,900	6,592

Suncor Energy, Inc.
6.100% due 06/01/2018	6,500	5,940

Target Corp.
6.000% due 01/15/2018	4,000	3,794

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	3,371

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	11,000	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UnitedHealth Group, Inc.
4.875% due 02/15/2013	$2,300	$2,200
6.875% due 02/15/2038	3,750	3,303

Valero Energy Corp.
6.625% due 06/15/2037	10,000	8,634

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	2,500	2,254

Weatherford International Ltd.
5.500% due 02/15/2016	5,000	4,591

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,613

		325,176

UTILITIES 1.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	100

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,682

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,900	1,630

Dominion Resources, Inc.
2.984% due 11/14/2008	1,800	1,797

Duke Energy Carolinas LLC
5.100% due 04/15/2018	5,000	4,656

Embarq Corp.
7.082% due 06/01/2016	4,200	3,407

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,632

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,260	5,329

NiSource Finance Corp.
6.800% due 01/15/2019	6,000	5,460

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	9,875
7.250% due 02/15/2011	2,000	1,880

Qwest Corp.
5.625% due 11/15/2008	1,000	995

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,000	8,986

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	1,400	1,294

		118,885

Total Corporate Bonds & Notes (Cost $2,232,260)		1,922,715

MUNICIPAL BONDS & NOTES 0.9%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,137

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,250

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	$5,565	$5,445
5.000% due 07/01/2031	4,550	4,423

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,155	1,152

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	183

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	730	389
0.136% due 01/01/2014	1,270	747

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	3,842

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	3,745

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	462
5.750% due 06/01/2047	1,900	1,400

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	4,816

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,413

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	979

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	2,479
5.000% due 06/01/2041	1,200	762

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,473

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,270	823

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,501

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,721
5.875% due 06/01/2047	16,000	12,117
6.000% due 06/01/2042	300	233

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,236

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,067

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,295

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	$1,255	$1,120

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	600	587

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,970	2,865

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,840	9,307

Total Municipal Bonds & Notes (Cost $97,427)		87,238

COMMODITY INDEX-LINKED NOTES 4.2%

Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009	95,000	63,853

Goldman Sachs Group, Inc. (GSCI)
2.602% due 12/01/2008	50,000	42,416

Landesbank Baden-Wurttemberg (DJAIGTR)
2.620% due 11/25/2008	231,500	180,912

Svensk ExportKredit AB (DJAIGCI)
2.600% due 11/25/2008 (m)	150,000	117,220

Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009	29,000	23,116

Total Commodity Index-Linked Notes (Cost $555,500)		427,517

U.S. GOVERNMENT AGENCIES 53.8%

Fannie Mae
3.337% due 03/25/2036	2,473	2,460
4.278% due 07/01/2044 - 10/01/2044	4,665	4,654
4.689% due 05/01/2035	994	1,002
5.000% due 07/01/2035 - 10/01/2038	770,892	751,429
5.000% due 04/01/2038 (h)	7,991	7,793
5.093% due 04/01/2035	421	423
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 07/01/2033 - 10/01/2038	2,978,785	2,971,486
5.500% due 05/01/2037 - 12/01/2037 (h)	39,455	39,385
5.950% due 02/25/2044	7,363	7,442
6.000% due 07/01/2035 - 10/01/2038	709,555	718,718
6.000% due 05/01/2038 (h)	292,672	296,808

Freddie Mac
2.718% due 02/15/2019	92,541	90,223
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	38	37
2.888% due 11/15/2016 - 03/15/2017	2,457	2,439
4.000% due 10/15/2023	29	29
4.500% due 05/15/2017	177	178
4.549% due 01/01/2034	28	29
5.000% due 01/15/2018 - 10/01/2038	34,697	33,590
5.240% due 03/01/2034	2,431	2,452
5.250% due 08/15/2011	2,585	2,615
5.445% due 06/01/2033	797	803
5.500% due 05/15/2016 - 08/01/2038	12,801	12,863

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2038 - 08/01/2038 (h)	$468,680	$466,636
6.000% due 07/01/2033 - 07/01/2038	224	228
6.588% due 01/01/2034	690	700
6.669% due 01/01/2034	1,203	1,208

Ginnie Mae
4.750% due 12/20/2035	2,142	2,157
5.500% due 06/15/2037 - 10/01/2038	36,100	36,072
5.625% due 07/20/2035	113	114
6.000% due 10/15/2036 - 10/01/2038	28,000	28,381

Small Business Administration
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $5,469,123)		5,490,333

U.S. TREASURY OBLIGATIONS 101.4%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	64,020	60,379
0.875% due 04/15/2010	1,119,755	1,099,548
1.375% due 07/15/2018	323,392	298,026
1.625% due 01/15/2015	400,579	389,751
1.625% due 01/15/2018	550,493	520,216
1.750% due 01/15/2028	25,405	22,084
1.875% due 07/15/2013	797,426	794,748
1.875% due 07/15/2015	946,747	930,920
2.000% due 04/15/2012	325,945	326,632
2.000% due 01/15/2014	655,638	653,743
2.000% due 07/15/2014	795,524	792,666
2.000% due 01/15/2016	695,747	685,691
2.375% due 04/15/2011	281,427	284,461
2.375% due 01/15/2017	129,589	130,388
2.375% due 01/15/2027	110,251	106,237
2.500% due 07/15/2016	483,260	493,378
2.625% due 07/15/2017	643,532	661,682
3.000% due 07/15/2012	533,518	554,943
3.375% due 01/15/2012	26,815	28,116
3.500% due 01/15/2011	836,049	869,099
3.625% due 04/15/2028	7	8
3.875% due 01/15/2009	66,838	66,634
3.875% due 04/15/2029	65,117	77,510
4.250% due 01/15/2010	381,843	392,851

U.S. Treasury Notes
2.500% due 03/31/2013	100,000	98,492
4.000% due 02/15/2015	16,000	16,804

Total U.S. Treasury Obligations (Cost $10,474,790)		10,355,007

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Assets
3.775% due 11/25/2046	11,466	5,772

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	7,100	6,052
5.936% due 02/10/2051	7,100	6,086

Banc of America Funding Corp.
3.478% due 05/20/2035	651	381
6.129% due 01/20/2047	406	275

Banc of America Large Loan, Inc.
2.998% due 08/15/2029	488	440

BCAP LLC Trust
3.377% due 01/25/2037	15,207	9,387

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	30,537	28,700
4.150% due 08/25/2035	6,282	5,924
4.486% due 05/25/2033	291	277
4.550% due 08/25/2035	11,463	10,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.857% due 01/25/2035	$7,652	$6,996
5.732% due 02/25/2036	1,481	1,131

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,278	1,031

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	7,978	6,835

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	154	145

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,735	1,564
4.248% due 08/25/2035	10,020	9,559
4.748% due 08/25/2035	8,852	8,422
4.900% due 12/25/2035	1,929	1,839
5.836% due 12/25/2035	1,357	929

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	2,423	2,381
3.368% due 02/20/2047	13,096	8,007
3.382% due 12/20/2046	1,085	662
3.387% due 05/25/2047	5,756	3,509
3.487% due 12/25/2035	878	558
3.855% due 12/25/2035	2,608	1,593
5.891% due 11/25/2035	1,437	1,034

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	6,505	5,464
5.369% due 10/20/2035	1,500	991
6.092% due 09/25/2047	3,846	2,989

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	838	792
3.307% due 10/25/2036	4,725	4,638

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	5,254	4,521

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,115	18,930
5.346% due 11/25/2035	1,369	1,154

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,340	2,156
3.210% due 07/19/2046	15,564	9,707
3.250% due 05/19/2035	2,186	1,414
5.903% due 08/19/2036	3,207	2,157

Homebanc Mortgage Trust
3.387% due 12/25/2036	1,841	1,262
5.804% due 04/25/2037	1,534	1,247

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,007	1,894

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,717	3,641

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	6,521	6,130
3.397% due 09/25/2046	12,465	7,586
5.099% due 09/25/2035	1,349	914
5.275% due 06/25/2035	1,355	994

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	9,500	8,064

Lehman XS Trust
3.287% due 07/25/2046	1,844	1,812

Luminent Mortgage Trust
3.377% due 12/25/2036	8,983	5,488
3.407% due 10/25/2046	3,363	2,089

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	1,543	899

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	2,000	704
5.648% due 06/25/2037	1,679	1,071

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	7,548	5,401

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	$1,168	$978

Residential Accredit Loans, Inc.
3.507% due 08/25/2035	3,403	2,104
5.247% due 08/25/2035	1,066	826
5.714% due 02/25/2036	1,220	890

Residential Asset Securitization Trust
3.657% due 12/25/2036	2,224	1,215
6.250% due 10/25/2036	3,000	1,670

Securitized Asset Sales, Inc.
6.282% due 11/26/2023	97	96

Sequoia Mortgage Trust
5.765% due 01/20/2047	3,248	2,795

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,342	879

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	3,552	3,461
3.427% due 05/25/2046	6,762	4,166

Structured Asset Securities Corp.
3.257% due 05/25/2036	372	352
5.034% due 10/25/2035	4,191	3,550

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	441	424

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	1,006	973
3.317% due 11/25/2046	1,266	1,214
3.327% due 09/25/2046	19,033	17,843

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	38,974	35,619

WaMu Mortgage Pass-Through Certificates
3.595% due 01/25/2047	8,609	4,684
3.615% due 04/25/2047	12,696	7,346
3.665% due 12/25/2046	3,417	2,065
4.055% due 11/25/2042	707	631
4.329% due 07/25/2046	15,496	11,510
4.355% due 11/25/2046	2,729	1,837
5.613% due 12/25/2036	12,740	10,003
5.868% due 02/25/2037	12,881	10,876
5.931% due 09/25/2036	6,642	5,170

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	4,904	4,335

Total Mortgage-Backed Securities (Cost $404,404)		372,073

ASSET-BACKED SECURITIES 1.0%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	234	221

ACE Securities Corp.
3.257% due 07/25/2036	1,446	1,427
3.267% due 10/25/2036	318	308

American Express Credit Account Master Trust
3.438% due 08/15/2012	10,300	10,222

Argent Securities, Inc.
3.257% due 10/25/2036	3,893	3,807

Asset-Backed Funding Certificates
3.267% due 11/25/2036	762	733
3.557% due 06/25/2034	8,608	7,043

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	419	415

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	681	645
3.287% due 10/25/2036	917	881
3.537% due 01/25/2036	653	616
3.657% due 03/25/2043	110	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	$165	$162

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	494	490
3.287% due 01/25/2037	609	550

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,950	1,933
3.257% due 01/25/2037	413	412
3.257% due 03/25/2037	3,013	2,907
3.267% due 09/25/2046	901	897
3.317% due 10/25/2046	4,502	4,365

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	12,511	11,773

Fremont Home Loan Trust
3.257% due 10/25/2036	928	887
3.267% due 01/25/2037	1,055	994

GSAA Trust
3.507% due 03/25/2037	2,000	806

GSAMP Trust
3.247% due 10/25/2046	1,521	1,485
3.277% due 10/25/2036	216	203

GSR Mortgage Loan Trust
3.307% due 11/25/2030	20	19

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,285	1,184

Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036	942	930

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,732	1,686
2.541% due 11/25/2036	1,067	1,024
3.247% due 08/25/2036	596	587
3.257% due 08/25/2036	3,892	3,823

Lehman XS Trust
3.287% due 11/25/2046	6,633	6,340

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	694	672

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	1,300	1,288

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	2,518	2,481
3.267% due 04/25/2037	181	179
3.277% due 07/25/2037	2,930	2,859

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	3,265	3,179
3.257% due 09/25/2036	2,440	2,400

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	658	636

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	2,000	1,010

Option One Mortgage Loan Trust
3.247% due 02/25/2037	289	285

Park Place Securities, Inc.
3.467% due 09/25/2035	401	380

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	395	391

Residential Asset Securities Corp.
3.277% due 11/25/2036	7,412	7,283

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	979	958

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	1,197	1,189
3.267% due 11/25/2036	2,534	2,438
3.307% due 10/25/2036	511	508

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		$183	$182
3.252% due 11/25/2037		449	431

Structured Asset Investment Loan Trust
3.257% due 07/25/2036		508	481

Structured Asset Securities Corp.
3.257% due 10/25/2036		5,425	5,151

Total Asset-Backed Securities (Cost $109,474)			104,263

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		15,200	15,248

Total Sovereign Issues (Cost $15,187)			15,248

FOREIGN CURRENCY-DENOMINATED ISSUES 5.2%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	4,854

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	21,547

Credit Logement S.A.
5.295% due 06/23/2015	EUR	1,400	1,892

France Government Bond
3.000% due 07/25/2012 (c)		11,667	17,147

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	29,059
6.500% due 09/15/2067	GBP	9,400	10,006

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,400	7,584

Hellenic Republic Government Bond
2.300% due 07/25/2030 (c)		14,809	18,683

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,678	6,506
4.250% due 10/15/2012		3,000	4,200

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,605,290	49,537
1.100% due 12/10/2016		10,840,720	97,024
1.200% due 06/10/2017		14,336,000	128,376
1.200% due 12/10/2017		4,679,430	41,794
1.400% due 06/10/2018		5,069,760	45,925

Pylon Ltd.
6.469% due 12/18/2008	EUR	3,700	5,179
8.869% due 12/29/2008		4,300	6,010

Republic of Germany
4.250% due 07/04/2039		900	1,196
5.625% due 01/04/2028		8,400	13,257

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	4,735

Silver Arrow S.A.
4.585% due 08/15/2014		6,365	8,909

Svenska Handelsbanken AB
5.138% due 03/16/2015	EUR	2,900	3,987

Total Foreign Currency-Denominated Issues (Cost $559,679)			527,407

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		8,200	3,218

Total Convertible Preferred Stocks (Cost $8,200)			3,218

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 30.1%

CERTIFICATES OF DEPOSIT 1.4%

Nordea Bank Finland PLC
2.448% due 12/01/2008	$5,500	$5,499

Sao Paolo IMI NY
3.454% due 06/09/2010	13,500	13,470

Unicredito Italiano NY
3.088% due 05/15/2009	93,500	93,500
3.088% due 05/18/2009	36,300	36,266

		148,735

COMMERCIAL PAPER 3.4%

Bank of America Corp.
0.010% due 10/01/2008	$29,000	$29,000

BNP Paribas
3.000% due 10/01/2008	72,600	72,600

Federal Home Loan Bank
0.100% due 10/07/2008	21,100	21,099

Freddie Mac
2.500% due 11/24/2008	220,620	219,793

		342,492

REPURCHASE AGREEMENTS 15.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	1,212,600	1,212,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% - 2.980% due 01/13/2010 - 01/19/2010 valued at $1,243,599. Repurchase proceeds are $1,212,676.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$263,700	$263,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $264,850. Repurchase proceeds are $263,702.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	51,862	51,862
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $51,997. Repurchase proceeds are $51,862.)

Merrill Lynch & Co., Inc.
0.750% due 10/07/2008	4,460	4,460
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $4,396. Repurchase proceeds are $4,460.)
0.750% due 10/14/2008	45,500	45,500
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $45,292. Repurchase proceeds are $45,501.)

		1,578,122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 9.8%
1.106% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	$1,007,540	$1,003,058

Total Short-Term Instruments (Cost $3,075,180)		3,072,407

PURCHASED OPTIONS (k) 0.1%
(Cost $11,103)		9,878

Total Investments 219.8% (Cost $23,086,889)		$22,445,405

Written Options (l) (0.5%) (Premiums $39,183)		(53,422)

Other Assets and Liabilities (Net) (119.3%)		(12,180,710)

Net Assets 100.0%		$10,211,273

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,227 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $832,289 and cash of $180,750 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $141,005 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $10,939 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $758,067 at a weighted average interest rate of 2.943%. On September 30, 2008, securities valued at $2,465,736 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $71,062 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1,819	$1,117
90-Day Euribor June Futures	Long	06/2009	2,386	(909)
90-Day Euribor March Futures	Long	03/2009	1,263	199
90-Day Euribor September Futures	Long	09/2009	1,030	194
90-Day Eurodollar December Futures	Long	12/2008	3,849	(2,082)
90-Day Eurodollar December Futures	Long	12/2009	2,052	1,599
90-Day Eurodollar June Futures	Long	06/2009	8,780	22,094
90-Day Eurodollar March Futures	Long	03/2009	5,229	16,121
90-Day Eurodollar March Futures	Long	03/2010	903	712
90-Day Eurodollar September Futures	Long	09/2009	4,841	13,764
Euro-Bund 10-Year Bond December Futures	Short	12/2008	3,564	(3,859)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 125.000	Long	12/2008	350	10
Japan Government 10-Year Bond December Futures	Short	12/2008	247	1,509
U.S. Treasury 5-Year Note December Futures	Long	12/2008	33	9
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	591	65
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,353	(4,594)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,581	7,015
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	430
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	(5)

				$53,376

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.600%	)	06/20/2015	JPM	0.745%	$7,500	$61	$0	$61
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%	)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.950% due 06/15/2016	(1.110%	)	06/20/2016	BOA	1.023%	10,000	(58)	0	(58)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	8,200	(132)	0	(132)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%	)	03/20/2018	BNP	1.400%	7,000	(396)	0	(396)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%	)	03/20/2018	JPM	1.400%	8,000	(507)	0	(507)
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%	)	12/20/2016	BOA	1.211%	5,000	61	0	61
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%	)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Citigroup, Inc. 6.125% due 05/15/2018	(1.000%	)	06/20/2018	BNP	2.656%	1,000	109	0	109
Citigroup, Inc. 6.125% due 05/15/2018	(0.950%	)	06/20/2018	DUB	2.656%	3,000	337	0	337
Citigroup, Inc. 6.125% due 05/15/2018	(1.010%	)	06/20/2018	DUB	2.656%	3,000	325	0	325
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	4,600	548	0	548
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%	)	06/20/2017	RBS	0.898%	5,000	(16)	0	(16)
Clorox Co. 6.125% due 02/01/2011	(0.470%	)	12/20/2012	CITI	0.696%	6,300	54	0	54
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%	)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%	)	12/20/2012	GSC	0.445%	4,400	25	0	25
Consolidated Natural Gas Co. 5.000% due 03/01/2014	(0.590%	)	03/20/2014	UBS	0.605%	1,000	0	0	0
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	1,900	195	0	195
Con-way, Inc. 7.250% due 01/15/2018	(1.834%	)	03/20/2018	BOA	2.500%	10,000	423	0	423
CSX Corp. 6.250% due 03/15/2018	(1.050%	)	03/20/2018	CSFB	1.556%	5,000	179	0	179
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%	)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	200	102	0	102
GMAC LLC 6.875% due 08/28/2012	(4.800%	)	09/20/2012	MLP	48.784%	9,400	4,818	0	4,818
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%	)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%	)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%	)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%	)	12/20/2013	BCLY	8.310%	8,000	1,766	0	1,766
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%	)	12/20/2013	DUB	8.310%	1,700	372	0	372
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%	)	03/20/2018	GSC	1.017%	4,000	46	0	46
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%	)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%	)	06/20/2018	BOA	1.022%	1,300	(2)	0	(2)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.980%	)	06/20/2018	CITI	1.022%	2,000	6	0	6
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%	)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 4.950% due 01/15/2015	(0.595%	)	03/20/2015	MSC	0.639%	13,800	32	0	32
Kroger Co. 5.500% due 02/01/2013	(0.360%	)	12/20/2012	BNP	0.571%	7,800	63	0	63
Kroger Co. 6.400% due 08/15/2017	(0.900%	)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%	)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%	)	03/20/2012	JPM	2.083%	1,500	3	0	3
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%	)	09/20/2017	DUB	2.375%	2,000	32	0	32
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	CSFB	2.487%	8,500	578	0	578
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	GSC	2.487%	14,400	979	0	979
Marriott International, Inc. 4.625% due 06/15/2012	(0.630%	)	12/20/2012	MSC	2.487%	13,600	929	0	929
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%	)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BCLY	2.687%	3,800	246	0	246
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BOA	2.687%	6,700	434	0	434
Masco Corp. 5.875% due 07/15/2012	(0.840%	)	12/20/2012	DUB	2.687%	14,400	948	0	948
Masco Corp. 5.875% due 07/15/2012	(0.860%	)	12/20/2012	MSC	2.687%	15,000	976	0	976
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	BCLY	4.388%	200	23	0	23
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%	)	12/20/2012	JPM	4.388%	9,500	1,101	0	1,101
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	JPM	4.388%	3,500	405	0	405
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%	)	03/20/2013	BNP	4.321%	8,000	822	0	822
Merrill Lynch & Co., Inc. 6.400% due 08/28/2017	(1.350%	)	09/20/2017	JPM	3.803%	5,000	704	0	704
MGM Mirage 5.875% due 02/27/2014	(4.250%	)	07/31/2009	GSC	6.495%	2,000	18	0	18
Motorola, Inc. 6.000% due 11/15/2017	(2.600%	)	12/20/2017	DUB	2.696%	4,000	22	0	22
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%	)	03/20/2018	DUB	1.272%	5,000	233	0	233
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%	)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nisource Finance Corp. 6.800% due 01/15/2019	(1.470%	)	03/20/2019	MSC	2.777%	6,000	548	0	548

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.950% due 03/15/2028	(0.260%	)	09/20/2012	GSC	1.322%	$11,100	$423	$0	$423
Nordstrom, Inc. 6.950% due 03/15/2028	(0.270%	)	09/20/2012	GSC	1.322%	17,900	676	0	676
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%	)	12/20/2012	MSC	1.377%	6,600	191	0	191
Nucor Corp. 5.750% due 12/01/2017	(0.486%	)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.830%	)	06/20/2014	JPM	0.826%	3,000	(1)	0	(1)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%	)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson PLC 7.000% due 10/27/2014	(0.900%	)	06/20/2013	CITI	0.776%	1,500	(9)	0	(9)
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%	)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%	)	09/20/2009	JPM	3.678%	12,000	37	0	37
Rexam PLC 6.750% due 06/01/2013	(1.450%	)	06/20/2013	BCLY	1.797%	800	11	0	11
Rexam PLC 6.750% due 06/01/2013	(1.450%	)	06/20/2013	CITI	1.797%	12,000	170	0	170
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%	)	03/20/2013	BOA	1.485%	6,900	174	0	174
Safeway, Inc. 5.800% due 08/15/2012	(0.340%	)	12/20/2012	BNP	0.597%	8,100	80	0	80
Sempra Energy 6.150% due 06/15/2018	(0.580%	)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%	)	06/20/2018	DUB	1.060%	1,500	57	0	57
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.430%	)	12/20/2012	BOA	0.724%	7,100	80	0	80
Staples, Inc. 7.375% due 10/01/2012	(0.700%	)	12/20/2012	MSC	1.373%	6,400	163	0	163
Target Corp. 6.000% due 01/15/2018	(1.180%	)	03/20/2018	GSC	0.750%	4,000	(130)	0	(130)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%	)	06/20/2018	GSC	2.503%	2,500	162	0	162
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%	)	06/20/2018	JPM	2.503%	7,500	497	0	497
TJX Cos., Inc. 7.450% due 12/15/2009	(0.460%	)	12/20/2012	MSC	0.517%	6,900	14	0	14
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%	)	12/20/2017	DUB	1.212%	3,500	65	0	65
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%	)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%	11,000	335	0	335
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%	)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%	)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%	)	06/20/2016	BOA	1.690%	2,500	(38)	0	(38)
Weatherford International Ltd. 5.500% due 02/15/2016	(0.560%	)	03/20/2016	BOA	1.424%	5,000	261	0	261
Whirlpool Corp. 7.750% due 07/15/2016	(0.680%	)	12/20/2012	BNP	1.034%	7,100	95	0	95

							$22,820	$0	$22,820

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$5,800	$(131)	$0	$(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,500	(192)	0	(192)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	8,350	(476)	0	(476)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	4,000	(139)	0	(139)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Fannie Mae 5.250% due 08/01/2012	1.410%	03/20/2013	RBS	Defaulted	15,000	(520)	0	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	3,000	(1,290)	0	(1,290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,300	(1,416)	0	(1,416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,500	(3,656)	0	(3,656)
Freddie Mac 5.875% due 03/21/2011	1.580%	03/20/2013	BNP	Defaulted	10,000	(246)	0	(246)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	2,500	(239)	0	(239)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	22,200	(3,604)	0	(3,604)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	12/20/2009	BOA	7.165%	5,100	(356)	0	(356)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	2,000	(205)	0	(205)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,600	(47)	0	(47)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	4,000	(280)	0	(280)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	1,600	(91)	0	(91)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	3.100%	06/20/2011	BOA	57.233%	3,500	(1,833)	0	(1,833)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	6,300	(3,063)	0	(3,063)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,000	(1,516)	0	(1,516)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,000	(1,514)	0	(1,514)

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	7.550%	09/20/2012	JPM	48.784%	$10,000	$(4,797)	$0	$(4,797)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,200	(2,537)	0	(2,537)
GMAC LLC 6.875% due 08/28/2012	7.500%	09/20/2012	MSC	48.784%	10,000	(4,803)	0	(4,803)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	1,000	(519)	0	(519)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	BEAR	4.610%	7,100	(867)	0	(867)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	6,100	(746)	0	(746)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MLP	4.610%	4,000	(488)	0	(488)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	MSC	4.610%	6,800	(819)	0	(819)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,000	(41)	0	(41)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	5,000	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	12,000	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.900%	09/20/2012	BNP	Defaulted	3,600	(3,041)	0	(3,041)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	2,700	(2,281)	0	(2,281)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	2,900	(2,450)	0	(2,450)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,600	(7,265)	0	(7,265)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.950%	09/20/2012	JPM	Defaulted	3,700	(3,126)	0	(3,126)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	6,400	(5,407)	0	(5,407)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,000	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,800	(3)	0	(3)
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,700	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,700	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	18,800	(65)	0	(65)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	GSC	19.698%	12,000	(822)	0	(822)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,288)	0	(1,288)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	3,000	(24)	0	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,700	(136)	0	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	7,000	(56)	0	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	18,800	(143)	0	(143)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	9,600	(70)	0	(70)

						$(70,728)	$0	$(70,728)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$12,870	$1,467	$587	$880
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	54,846	6,251	1,669	4,582
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	55,836	6,365	2,560	3,805
CDX.HY-8 Index	(2.750%)	06/20/2012	MSC	6,336	722	269	453
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	135,531	15,449	9,163	6,286
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	37,200	1,965	500	1,465
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	232,100	12,636	1,997	10,639
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,100	2,075	168	1,907
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	50,400	2,744	231	2,513
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	123,500	6,723	1,547	5,176
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	BCLY	16,900	3,776	0	3,776
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	6,300	1,408	0	1,408
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	38,200	211	(386)	597

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$594,300	$3,284	$(2,727)	$6,011
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	287,200	1,586	(2,788)	4,374
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	163,200	902	(863)	1,765
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	442,000	2,442	(4,381)	6,823
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,300	778	256	522

					$71,742	$7,883	$63,859

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$4,200	$46	$0	$46
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	3,100	49	0	49
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,700	193	0	193
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	16,900	301	0	301
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	24,400	(1,054)	(1,075)	21
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	3,400	34	0	34
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	CITI	24,200	350	0	350
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	2,000	27	0	27
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	54,800	(302)	(767)	465
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	12,500	(70)	(115)	45
CMBX.NA AAA 3 Index	0.080%	12/13/2049	GSC	17,710	(1,841)	(2,710)	869
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	63,060	(6,551)	(9,872)	3,321

					$(8,818)	$(14,539)	$5,721

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	61,000	$(419)	$181	$(600)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		46,000	(2,355)	(336)	(2,019)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		220,800	(9,503)	(59)	(9,444)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		97,500	(4,040)	(1,641)	(2,399)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		5,000	(78)	(25)	(53)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		329,900	(5,137)	(1,169)	(3,968)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		46,800	(729)	(135)	(594)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	74	92	(18)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	107	70	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	424	462	(38)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	269	142	127
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		476,700	5,241	(168)	5,409
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$254,700	2,086	1,849	237
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		400	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		300	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		30,000	(177)	(576)	399
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		15,500	(91)	(255)	164
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		35,900	(212)	(651)	439
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		182,800	(1,078)	(279)	(799)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		160,200	(6,095)	4,184	(10,279)

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		$94,900	$(3,611)	$2,469	$(6,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		46,600	(1,773)	(1,457)	(316)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,700	(141)	(134)	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,361	(1,002)	(812)	(190)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(3,350)	5,021	(8,371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		200,300	(7,291)	1,641	(8,932)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	825	(525)	1,350
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(1,633)	(548)	(1,085)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		73,900	(2,687)	447	(3,134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		82,500	(3,678)	(1,671)	(2,007)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		291,300	(12,985)	170	(13,155)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		43,200	(1,926)	(1,946)	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		96,400	(4,297)	(2,820)	(1,477)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		67,600	(3,014)	(1,740)	(1,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		114,100	(5,086)	(2,858)	(2,228)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		157,700	(7,030)	(4,685)	(2,345)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	912	78	834
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		163,800	955	88	867
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		6,600	(20)	(4)	(16)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		197,500	(608)	(173)	(435)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		33,400	(103)	(20)	(83)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		105,900	(327)	(119)	(208)
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		606,900	11,638	(1,482)	13,120
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,600	(163)	142	(305)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(113)	124	(237)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		19,300	(440)	15	(455)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		20,400	(464)	8	(472)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,100	(1,280)	25	(1,305)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	(994)	(96)	(898)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	(993)	(96)	(897)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		142,300	293	(299)	592
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		59,600	(369)	(331)	(38)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		7,100	272	294	(22)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	(795)	(525)	(270)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	(755)	(607)	(148)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	(146)	(118)	(28)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,058	1,046	12
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(209)	505	(714)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	(113)	(708)	595
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(37)	20	(57)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(612)	264	(876)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	(612)	(155)	(457)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,700	(132)	(153)	21
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	1,407	875	532
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	114	14	100
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	2,395	914	1,481
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		22,100	(3,731)	(2,248)	(1,483)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		13,400	(2,262)	(1,536)	(726)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	0	(735)	735
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	167,000	(46)	0	(46)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		124,500	(325)	0	(325)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	26,000	(465)	0	(465)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		30,000	(249)	0	(249)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		32,700	(268)	(77)	(191)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		4,900	(39)	0	(39)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		23,700	(108)	55	(163)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		21,200	(330)	0	(330)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		25,900	(583)	0	(583)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		39,400	(692)	0	(692)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		46,200	(1,611)	0	(1,611)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		66,900	(2,486)	(139)	(2,347)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		71,500	(2,272)	0	(2,272)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		6,000	(237)	4	(241)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		8,500	(339)	6	(345)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,500	(200)	11	(211)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,700	(235)	0	(235)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		13,600	(569)	0	(569)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,600	(283)	0	(283)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		6,600	(280)	3	(283)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		40,000	(999)	0	(999)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		32,700	(1,350)	0	(1,350)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		45,000	(1,695)	27	(1,722)

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS	EUR	26,000	$(465)	$0	$(465)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		25,000	(366)	0	(366)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(3,738)	0	(3,738)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	(626)	30	(656)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	(2,254)	48	(2,302)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	(4,209)	0	(4,209)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(1,590)	0	(1,590)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(2,174)	0	(2,174)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(737)	0	(737)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(751)	0	(751)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		7,200	301	0	301

							$(108,632)	$(12,781)	$(95,851)

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	LMEX Copper December Futures	$(6,860.000)	12/15/2008	CSFB	6	$3,061	$0	$3,061
Receive	LMEX Copper December Futures	6,770.000	12/16/2009	CSFB	6	(2,553)	0	(2,553)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	7,230	1,511	0	1,511
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	4,610	355	0	355
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	4,610	(44)	0	(44)
Pay	NYMEX Natural Gas November Futures	(8.390)	10/28/2009	JPM	7,230	(1,184)	0	(1,184)

						$1,146	$0	$1,146

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	1,014,384	3-Month U.S. Treasury Bill rate plus a specified spread	$358,820	10/29/2008	ABN	$(18,319)
Pay	DJAIGTR Index	264,211	3-Month U.S. Treasury Bill rate plus a specified spread	93,460	12/29/2008	BCLY	4,772
Receive	DJAIGTR Index	6,886,485	3-Month U.S. Treasury Bill rate plus a specified spread	2,435,970	12/29/2008	BCLY	(124,390)
Pay	DJAIGTR Index	745,652	3-Month U.S. Treasury Bill rate plus a specified spread	250,000	10/16/2008	CSFB	(331)
Receive	DJAIGTR Index	9,728,202	3-Month U.S. Treasury Bill rate plus a specified spread	3,259,400	10/16/2008	CSFB	3,510
Receive	DJAIGTR Index	583,266	3-Month U.S. Treasury Bill rate plus a specified spread	206,320	10/29/2008	CSFB	(10,534)
Receive	DJAIGTR Index	3,210,769	3-Month U.S. Treasury Bill rate plus a specified spread	857,450	10/29/2008	GSC	(43,694)
Receive	DJAIGTR Index	758,296	3-Month U.S. Treasury Bill rate plus a specified spread	375,650	10/29/2008	JPM	(18,689)
Receive	DJAIGTR Index	3,123,862	3-Month U.S. Treasury Bill rate plus a specified spread	1,105,010	10/29/2008	MLP	(56,410)
Pay	DJAIGTR Index	3,298,458	3-Month U.S. Treasury Bill rate plus a specified spread	1,166,770	10/29/2008	MSC	59,556
Receive	DJAIGTR Index	9,431,016	3-Month U.S. Treasury Bill rate plus a specified spread	3,464,640	10/29/2008	MSC	(176,946)
Receive	DJAIGTR Index	781,439	3-Month U.S. Treasury Bill rate plus a specified spread	276,420	10/29/2008	UBS	(14,112)

							$(395,587)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Variance Swaps
Pay/Receive Variance (7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas December Futures	$0.069	11/23/2010	GSC	$15,600	$92	$0	$92
Pay	NYMEX WTI Crude December Futures	0.246	11/17/2008	GSC	7,600	(30)	0	(30)
Pay	NYMEX WTI Crude December Futures	0.101	11/16/2010	GSC	13,230	(39)	0	(39)

						$23	$0	$23

(7)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the real amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX Natural Gas June Futures	$12.000	05/25/2012	259	$2,616	$980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	6,125

				$7,043	$7,105

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note November Futures	$126.500	10/24/2008	1,606	$54	$12
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,242	59	50
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.000	11/21/2008	500	9	8
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	1,000	18	16
Call - CBOT U.S. Treasury 10-Year Note December Futures	142.000	11/21/2008	4,171	76	65
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	6,022	109	90
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	262	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	2,669	48	42

				$378	$287

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$1,396
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,100	204	141
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	95
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	73
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	337
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	253	258

							$3,104	$2,300

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 11/01/2038	$70.000	11/06/2008	$145,000	$17	$0
Put - OTC Fannie Mae 5.500% due 11/01/2038	74.000	11/06/2008	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	974,000	109	5
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	315,600	36	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	96.156	10/13/2008	250,000	20	5
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.500	10/15/2008	1,016,200	79	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.000	10/16/2008	135,000	11	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.750	12/05/2008	170,000	40	12
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	91.469	10/16/2008	500,000	39	14
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	94.469	10/16/2008	400,000	31	12
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	94.000	10/16/2008	600,000	47	61
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	93.469	10/16/2008	500,000	39	48
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	97.000	10/16/2008	500,000	39	14

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	$98.469	10/16/2008	$600,000	$47	$11
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/16/2008	300,000	23	2

				$578	$186

(l)	Written options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$7,668
Call - OTC NYMEX WTI Crude June Futures	250.000	05/17/2012	412	2,614	1,060

				$7,042	$8,728

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2,675	$1,769	$2,161
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	88	59	53
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	262	216	392
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	350	311	429
Call - OTC DJAIGTR February Futures	230.000	02/12/2009	50,000,000	1,263	192
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	2,266
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	1,130
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	3,401	4,768
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	2,669	1,362	3,433
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	262	192	196
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	5,011
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	2,645
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	5,657	7,675
Put - OTC GSCI December Futures	82.000	12/19/2008	89,000,000	178	19

				$19,762	$30,370

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$1,671
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	82
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	92
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	3,673
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,057	1,621
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	92
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	424
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	257
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	3,730
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	1,647

							$11,399	$13,409

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$49,000	$490	$798
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	49,000	490	117

				$980	$915

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710
Sales	25,968	136,100	23,558
Closing Buys	(8,765)	(696,200)	(35,076)
Expirations	(26,981)	(415,300)	(39,333)
Exercised	(3,935)	(44,100)	(4,676)

Balance at 09/30/2008	389,607,220	$469,800	$39,183

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Svensk ExportKredit AB	2.600%	11/25/2008	10/19/2007	$150,000	$117,220	1.15%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (8)
Fannie Mae	5.000%	10/01/2038	$855,000	$834,094	$832,155
Freddie Mac	5.500%	10/01/2038	241,000	241,660	239,456
Freddie Mac	6.000%	10/01/2038	48,000	48,480	48,547
Treasury Inflation Protected Securities	2.375%	04/15/2011	44,320	44,902	45,281
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,245	4,451	4,388
U.S. Treasury Bonds	5.000%	05/15/2037	291,200	327,737	328,631
U.S. Treasury Bonds	7.500%	11/15/2024	9,300	12,812	12,948
U.S. Treasury Notes	2.500%	03/31/2013	137,400	134,650	135,829
U.S. Treasury Notes	3.250%	12/31/2009	183,500	185,960	188,102
U.S. Treasury Notes	3.500%	02/15/2018	201,800	196,700	198,940
U.S. Treasury Notes	3.625%	12/31/2012	28,950	29,996	30,272
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,557	51,984
U.S. Treasury Notes	4.125%	05/15/2015	6,750	7,147	7,232
U.S. Treasury Notes	4.250%	11/15/2017	101,950	106,768	107,289
U.S. Treasury Notes	4.750%	05/15/2014	61,700	67,290	68,637
U.S. Treasury Notes	4.750%	08/15/2017	80,800	88,034	87,176
U.S. Treasury Notes	5.125%	05/15/2016	168,300	186,300	188,580

				$2,568,538	$2,575,447

(8)	Market value includes $17,338 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	9,385	10/2008	$646	$0	$646
Sell	BRL	BCLY	3,809	12/2008	363	0	363
Sell		CITI	12,215	12/2008	361	0	361
Buy		HSBC	84,218	12/2008	0	(1,005)	(1,005)
Sell		HSBC	39,206	12/2008	1,570	0	1,570
Buy		JPM	174,754	12/2008	0	(2,267)	(2,267)
Buy		MSC	93,120	12/2008	0	(6,663)	(6,663)
Sell		MSC	116,035	12/2008	3,675	0	3,675
Sell		RBC	347	12/2008	8	0	8
Sell		UBS	93,670	12/2008	5,785	0	5,785
Buy		RBC	347	06/2009	0	(8)	(8)
Sell	CHF	MSC	11,295	12/2008	117	0	117
Buy	CNY	BCLY	129,177	12/2008	0	(152)	(152)
Buy		BCLY	16,933	03/2009	46	0	46
Sell		BCLY	10,234	03/2009	0	(13)	(13)
Buy		CITI	21,327	03/2009	68	0	68
Buy		HSBC	8,505	03/2009	24	0	24
Sell		HSBC	6,270	03/2009	0	(11)	(11)
Sell		JPM	30,261	03/2009	0	(49)	(49)
Buy		DUB	133,246	07/2009	0	(1,467)	(1,467)
Buy		HSBC	92,984	07/2009	0	(976)	(976)
Buy		BCLY	97,383	09/2009	0	(396)	(396)
Buy		HSBC	133,642	09/2009	0	(517)	(517)
Buy	EUR	BCLY	4,509	10/2008	0	(241)	(241)
Buy		BOA	9,560	10/2008	0	(655)	(655)
Buy		CITI	84,616	10/2008	333	0	333
Sell		CITI	84,616	10/2008	0	(276)	(276)
Buy		CSFB	13,695	10/2008	0	(834)	(834)
Buy		GSC	17,096	10/2008	0	(1,061)	(1,061)
Buy		JPM	4,860	10/2008	0	(283)	(283)
Buy		RBS	15,727	10/2008	0	(1,003)	(1,003)
Sell		UBS	150,268	10/2008	8,379	0	8,379
Buy	GBP	BCLY	4,251	10/2008	0	(247)	(247)
Buy		CITI	46,332	10/2008	0	(1,687)	(1,687)
Buy		CSFB	14,702	10/2008	0	(1,164)	(1,164)
Buy		MSC	32,726	10/2008	0	(2,504)	(2,504)
Buy		UBS	3,727	10/2008	0	(295)	(295)
Sell		UBS	107,658	11/2008	3,712	0	3,712

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	BCLY	898,787	10/2008	$0	$(11)	$(11)
Sell		BCLY	898,787	10/2008	52	0	52
Sell		DUB	34,156,206	10/2008	0	(6,091)	(6,091)
Sell		UBS	57,381	10/2008	0	(8)	(8)
Sell		BCLY	898,787	11/2008	16	0	16
Buy	MXN	BCLY	5,541	11/2008	0	(30)	(30)
Sell		BCLY	3,043	11/2008	19	0	19
Sell		CITI	1,997	11/2008	6	0	6
Buy	MXN	DUB	21,693	11/2008	0	(85)	(85)
Buy		HSBC	3,220	11/2008	0	(14)	(14)
Buy		JPM	158,983	11/2008	0	(481)	(481)
Buy		MSC	21,446	11/2008	0	(84)	(84)
Sell		MSC	195,142	11/2008	1,208	0	1,208
Buy		RBC	1,997	11/2008	0	(7)	(7)
Buy		CITI	1,997	05/2009	0	(5)	(5)
Buy	MYR	BCLY	39,011	11/2008	0	(775)	(775)
Sell		BCLY	85,031	11/2008	0	(260)	(260)
Buy		JPM	47,988	02/2009	0	(945)	(945)
Sell	PHP	BCLY	726,244	11/2008	0	(159)	(159)
Buy		HSBC	205,000	11/2008	0	(284)	(284)
Buy		JPM	205,000	11/2008	0	(248)	(248)
Buy		BCLY	47,500	02/2009	0	(49)	(49)
Buy		DUB	23,100	02/2009	0	(31)	(31)
Buy		HSBC	57,130	02/2009	0	(62)	(62)
Buy		JPM	80,443	02/2009	0	(64)	(64)
Buy		MLP	18,000	02/2009	0	(24)	(24)
Buy		MSC	63,700	02/2009	0	(72)	(72)
Buy		RBS	17,700	02/2009	0	(24)	(24)
Buy		LEH	12,000	12/2010	0	(13)	(13)
Sell		LEH	12,000	12/2010	0	(7)	(7)
Buy	PLN	HSBC	503	05/2009	0	(16)	(16)
Buy		RBS	129,713	05/2009	0	(4,807)	(4,807)
Buy		UBS	18,810	05/2009	0	(674)	(674)
Buy	RUB	BCLY	583,026	11/2008	0	(1,025)	(1,025)
Sell		BCLY	1,349,751	11/2008	1,433	0	1,433
Buy		DUB	284,085	11/2008	0	(486)	(486)
Buy		HSBC	450,707	11/2008	0	(935)	(935)
Sell		HSBC	830,201	11/2008	904	0	904
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		UBS	215,426	11/2008	0	(374)	(374)
Buy		HSBC	14,028	05/2009	0	(42)	(42)
Buy	SGD	BCLY	20,206	11/2008	0	(661)	(661)
Buy		BOA	19,917	11/2008	0	(770)	(770)
Buy		CITI	1,457	11/2008	0	(21)	(21)
Buy		DUB	20,927	11/2008	0	(706)	(706)
Buy		JPM	1,493	11/2008	0	(21)	(21)
Buy		UBS	19,829	11/2008	0	(761)	(761)

					$28,725	$(45,963)	$(17,238)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$22,438,300	$7,105	$22,445,405
Short Sales, at value	0	(2,558,110)	0	(2,558,110)
Other Financial Instruments ++	53,376	(333,802)	(207,679)	(488,105)

Total	$53,376	$19,546,388	$(200,574)	$19,399,190

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$28,310	$(35,538)	$0	$29,125	$(6,891)	$(7,901)	$7,105
Other Financial Instruments ++	(132,025)	33,798	0	(27,543)	(81,858)	(51)	(207,679)

Total	$(103,715)	$(1,740)	$0	$1,582	$(88,749)	$(7,952)	$(200,574)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

114	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	115

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class A
09/30/2008+	$12.54	$0.21	$(1.25)	$(1.04)	$(0.21)	$0.00
03/31/2008	12.74	0.89	(0.16)	0.73	(0.93)	0.00
03/31/2007	12.56	0.70	0.20	0.90	(0.68)	(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
09/30/2008+	12.47	0.16	(1.25)	(1.09)	(0.16)	0.00
03/31/2008	12.67	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
09/30/2008+	12.45	0.16	(1.24)	(1.08)	(0.17)	0.00
03/31/2008	12.65	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

All Asset All Authority Fund
Class A
09/30/2008+	$10.96	$0.17	$(0.96)	$(0.79)	$(0.14)	$0.00
03/31/2008	10.67	0.72	0.34	1.06	(0.77)	0.00
03/31/2007	10.61	0.58	0.05	0.63	(0.55)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
09/30/2008+	10.92	0.12	(0.95)	(0.83)	(0.10)	0.00
03/31/2008	10.64	0.63	0.34	0.97	(0.69)	0.00
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

Fundamental Advantage Tax Efficient Strategy Fund
Class A
07/31/2008 - 09/30/2008+	$9.95	$0.07	$(0.66)	$(0.59)	$0.00	$0.00
Class C
07/31/2008 - 09/30/2008+	9.95	0.06	(0.66)	(0.60)	0.00	0.00

Fundamental Advantage Total Return Strategy Fund
Class A
07/31/2008 - 09/30/2008+	$9.81	$0.06	$(0.24)	$(0.18)	$(0.01)	$0.00
Class C
07/31/2008 - 09/30/2008+	9.81	0.04	(0.23)	(0.19)	(0.01)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05%, to 0.40%.
(e)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.025% to 0.175%.

116	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.21)	$11.29	(8.40)%	$1,495,608	0.805	%*(h)	0.805	%*(h)	3.41	%*	32%
0.00	(0.93)	12.54	5.85	1,584,884	0.805	(h)	0.805	(h)	6.93		96
0.00	(0.72)	12.74	7.36	1,501,507	0.835	(e)	0.835	(e)	5.56		86
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(d)	0.87	(d)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92
0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	0.87	*(b)	6.41	*	99

0.00	(0.16)	11.22	(8.79)	198,810	1.555	*(i)	1.555	*(i)	2.65	*	32
0.00	(0.84)	12.47	5.10	237,231	1.555	(i)	1.555	(i)	6.15		96
0.00	(0.63)	12.67	6.61	269,784	1.585	(e)	1.585	(e)	4.82		86
0.00	(0.68)	12.49	5.05	312,732	1.62	(d)	1.62	(d)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	1.62	*(c)	5.95	*	99

0.00	(0.17)	11.20	(8.78)	1,163,781	1.555	*(i)	1.555	*(i)	2.66	*	32
0.00	(0.84)	12.45	5.12	1,236,340	1.555	(i)	1.555	(i)	6.14		96
0.00	(0.63)	12.65	6.53	1,304,837	1.585	(e)	1.585	(e)	4.81		86
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(d)	1.62	(d)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	1.62	*(c)	5.64	*	99

$0.00	$(0.14)	$10.03	(7.28)%	$587,236	1.20	%*(g)	0.85	%*	3.08	%*	23%
0.00	(0.77)	10.96	10.31	363,665	2.47	(g)	0.85		6.66		116
0.00	(0.57)	10.67	6.16	236,772	2.41	(f)(g)	0.87	(f)	5.45		128
0.00	(0.53)	10.61	1.57	227,564	2.06	*(d)(g)	0.90	*(d)	8.00	*	62

0.00	(0.10)	9.99	(7.61)	240,187	1.95	*(g)	1.60	*	2.32	*	23
0.00	(0.69)	10.92	9.44	168,527	3.26	(g)	1.60		5.86		116
0.00	(0.50)	10.64	5.43	140,296	3.16	(f)(g)	1.62	(f)	4.72		128
0.00	(0.50)	10.58	1.03	125,977	2.80	*(d)(g)	1.65	*(d)	6.62	*	62

$0.00	$0.00	$9.36	(5.93)%	$110	1.29	%*(j)	1.29	%*(j)	4.11	%*	138%

0.00	0.00	9.35	(6.03)	9	2.04	*(k)	2.04	*(k)	3.41	*	138

$0.00	$(0.01)	$9.62	(1.86)	$143	1.67	%*	1.29	%*	3.42	%*	194%

0.00	(0.01)	9.61	(1.97)	489	2.38	*	2.04	*	2.71	*	194

(f)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.20%.
(g)	Ratio of expenses to average net assets included line of credit expenses.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.575%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.38%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.31%.

Semiannual Report	September 30, 2008	117

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental IndexPLUSTM TR Fund
Class A
09/30/2008+	$9.38	$0.22	$(2.04)	$(1.82)	$0.00	$0.00
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.15)	0.00
03/31/2007	10.27	0.40	1.09	1.49	(1.34)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
09/30/2008+	9.32	0.19	(2.02)	(1.83)	0.00	0.00
03/31/2008	10.39	0.39	(0.84)	(0.45)	(0.10)	0.00
03/31/2007	10.26	0.33	1.09	1.42	(1.29)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
09/30/2008+	$9.51	$0.21	$(2.70)	$(2.49)	$0.00	$0.00
03/31/2008	10.20	0.45	(0.32)	0.13	(0.38)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.47	0.61	(0.41)	0.00
Class C
09/30/2008+	9.45	0.18	(2.67)	(2.49)	0.00	0.00
03/31/2008	10.19	0.37	(0.32)	0.05	(0.34)	0.00
11/30/2006 - 03/31/2007	10.00	0.12	0.46	0.58	(0.39)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
09/30/2008+	$10.23	$0.28	$(2.08)	$(1.80)	$0.00	$0.00
03/31/2008	12.17	0.53	(2.13)	(1.60)	(0.28)	(0.06)
03/31/2007	12.33	0.47	1.17	1.64	(1.80)	0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
09/30/2008+	10.08	0.24	(2.03)	(1.79)	0.00	0.00
03/31/2008	12.03	0.43	(2.11)	(1.68)	(0.21)	(0.06)
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
09/30/2008+	10.10	0.24	(2.03)	(1.79)	0.00	0.00
03/31/2008	12.04	0.43	(2.10)	(1.67)	(0.21)	(0.06)
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.
(e)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.45%.

118	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$7.56	(19.40)%	$21,282	1.99	%*	1.19	%*	4.90	%*	200%
(0.53)	(0.68)	9.38	(4.01)	27,595	1.70		1.19		4.49		279
0.00	(1.34)	10.42	15.00	27,519	1.14		1.14		3.85		464
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426

0.00	0.00	7.49	(19.63)	6,282	2.74	*	1.94	*	4.10	*	200
(0.52)	(0.62)	9.32	(4.83)	11,296	2.43		1.94		3.72		279
0.00	(1.29)	10.39	14.23	13,045	1.89		1.89		3.20		464
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

$0.00	$0.00	$7.02	(26.18)%	$851	2.02	%*	1.04	%*	4.63	%*	211%
(0.44)	(0.82)	9.51	0.86	1,881	2.11	(j)	1.06	(j)	4.47		384
0.00	(0.41)	10.20	6.25	68	1.09	*(h)	1.09	*(h)	4.33	*	197

0.00	0.00	6.96	(26.35)	206	2.77	*	1.79	*	3.89	*	211
(0.45)	(0.79)	9.45	0.06	398	2.60	(j)	1.81	(j)	3.65		384
0.00	(0.39)	10.19	5.95	83	1.84	*(i)	1.84	*(i)	3.54	*	197

$0.00	$0.00	$8.43	(17.60)%	$7,970	2.87	%*	1.15	%*	5.46	%*	535%
0.00	(0.34)	10.23	(13.59)	11,923	2.03	(g)	1.18	(g)	4.39		908
0.00	(1.80)	12.17	14.16	18,187	1.23	(f)	1.22	(f)	3.86		696
0.00	(1.40)	12.33	32.93	19,522	1.28	(e)	1.28	(e)	3.11		682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91		666
0.00	(0.26)	10.76	10.31	229	1.35	*(b)	1.35	*(b)	5.91	*	41

0.00	0.00	8.29	(17.76)	5,443	3.64	*	1.90	*	4.71	*	535
0.00	(0.27)	10.08	(14.31)	9,274	2.80	(g)	1.93	(g)	3.66		908
0.00	(1.71)	12.03	13.32	14,625	1.98	(f)	1.97	(f)	3.12		696
0.00	(1.34)	12.21	31.97	14,053	2.03	(e)	2.03	(e)	2.34		682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	*(c)	2.10	*(c)	7.07	*	41

0.00	0.00	8.31	(17.72)	4,914	3.65	*	1.90	*	4.72	*	535
0.00	(0.27)	10.10	(14.22)	8,140	2.78	(g)	1.93	(g)	3.65		908
0.00	(1.71)	12.04	13.30	12,356	1.98	(f)	1.97	(f)	3.12		696
0.00	(1.34)	12.22	32.02	12,639	2.03	(e)	2.03	(e)	2.33		682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	*(d)	2.10	*(d)	8.06	*	41

(f)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.50%.
(g)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.45%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.76%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.42%.
(j)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.39%.

Semiannual Report	September 30, 2008	119

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class A
09/30/2008+	$5.95	$0.13	$(0.64)	$(0.51)	$0.00	$0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
09/30/2008+	5.84	0.10	(0.62)	(0.52)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
09/30/2008+	5.84	0.10	(0.63)	(0.53)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

Small Cap StocksPLUS® TR Fund
Class A
09/30/2008+	$9.06	$0.15	$(0.28)	$(0.13)	$(0.02)	$0.00
03/31/2008	10.58	0.43	(1.44)	(1.01)	(0.39)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.13)	0.00
Class C
09/30/2008+	8.97	0.13	(0.30)	(0.17)	0.00	0.00
03/31/2008	10.52	0.35	(1.44)	(1.09)	(0.34)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00

StocksPLUS® Fund
Class A
09/30/2008+	$9.69	$0.17	$(1.89)	$(1.72)	$(0.47)	$0.00
03/31/2008	10.80	0.48	(1.01)	(0.53)	(0.58)	0.00
03/31/2007	10.14	0.42	0.66	1.08	(0.42)	0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
Class B
09/30/2008+	9.45	0.13	(1.85)	(1.72)	(0.43)	0.00
03/31/2008	10.54	0.39	(0.99)	(0.60)	(0.49)	0.00
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
Class C
09/30/2008+	9.53	0.15	(1.86)	(1.71)	(0.45)	0.00
03/31/2008	10.62	0.42	(0.99)	(0.57)	(0.52)	0.00
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.45%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.

120	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$5.44	(8.57)%	$25,502	1.19	%*	1.19	%*	4.31	%*	559%
0.00	(0.76)	5.95	(10.18)	23,420	1.20		1.19		5.03		900
0.00	(3.15)	7.51	19.57	39,649	1.19		1.19		2.71		538
0.00	(3.12)	9.12	35.66	39,523	1.21	(c)	1.21	(c)	3.95		337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40		510
0.00	(0.84)	11.95	29.25	9,791	1.24	*(e)	1.24	*(e)	35.36	*	158

0.00	0.00	5.32	(8.90)	6,746	1.94	*	1.94	*	3.56	*	559
0.00	(0.72)	5.84	(10.81)	6,843	1.95		1.94		4.42		900
0.00	(3.09)	7.39	18.73	15,348	1.94		1.94		1.90		538
0.00	(3.05)	9.02	34.49	12,290	1.97	(c)	1.97	(c)	3.23		337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	*(d)	1.99	*(d)	37.52	*	158

0.00	0.00	5.31	(9.08)	14,416	1.94	*	1.94	*	3.57	*	559
0.00	(0.72)	5.84	(10.79)	13,271	1.95		1.94		4.35		900
0.00	(3.09)	7.39	18.72	27,610	1.94		1.94		1.89		538
0.00	(3.05)	9.02	34.50	23,781	1.96	(c)	1.96	(c)	3.19		337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	*(f)	1.99	*(f)	33.81	*	158

$0.00	$(0.02)	$8.91	(1.42)%	$768	1.37	%*	1.09	%*	3.20	%*	211%
0.00	(0.51)	9.06	(9.95)	161	1.97	(j)	1.11	(j)	4.25		403
0.00	(0.13)	10.58	17.29	97	1.14	*(g)	1.14	*(g)	4.21	*	671

0.00	0.00	8.80	(1.89)	364	2.39	*	1.84	*	2.69	*	211
0.00	(0.46)	8.97	(10.74)	444	2.71	(j)	1.86	(j)	3.52		403
0.00	(0.13)	10.52	16.64	196	1.89	*(h)	1.89	*(h)	3.46	*	671

$0.00	$(0.47)	$7.50	(18.28)%	$75,745	1.33	%*	0.90	%*	3.63	%*	176%
0.00	(0.58)	9.69	(5.33)	101,021	1.03	(k)	0.93	(k)	4.35		67
0.00	(0.42)	10.80	10.80	132,721	0.97	(i)	0.97	(i)	4.07		76
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371
0.00	(0.70)	9.47	34.40	125,955	1.05		1.05		0.67		287

0.00	(0.43)	7.30	(18.66)	13,426	2.08	*	1.65	*	2.88	*	176
0.00	(0.49)	9.45	(6.00)	21,826	1.78	(k)	1.68	(k)	3.61		67
0.00	(0.34)	10.54	10.00	35,864	1.72	(i)	1.72	(i)	3.28		76
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		1.80		(0.08)		287

0.00	(0.45)	7.37	(18.48)	54,600	1.83	*	1.40	*	3.13	*	176
0.00	(0.52)	9.53	(5.69)	72,282	1.53	(k)	1.43	(k)	3.85		67
0.00	(0.37)	10.62	10.24	96,352	1.47	(i)	1.47	(i)	3.57		76
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		1.55		0.18		287

(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.54%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.16%.
(i)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.30%.
(j)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.44%.
(k)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.25%.

Semiannual Report	September 30, 2008	121

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Total Return Fund
Class A
09/30/2008+	$10.04	$0.29	$(2.25)	$(1.96)	$(0.12)	$0.00
03/31/2008	11.89	0.55	(0.71)	(0.16)	(0.61)	(1.08)
03/31/2007	11.74	0.48	0.88	1.36	(0.46)	(0.75)
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
09/30/2008+	9.85	0.25	(2.20)	(1.95)	(0.09)	0.00
03/31/2008	11.71	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
09/30/2008+	9.87	0.25	(2.21)	(1.96)	(0.09)	0.00
03/31/2008	11.73	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class A
09/30/2008+	$9.39	$0.19	$0.22	$0.41	$(0.06)	$0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00
Class C
09/30/2008+	9.36	0.16	0.21	0.37	(0.04)	0.00
03/31/2008	8.36	0.29	1.06	1.35	(0.35)	0.00
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00

CommodityRealReturn Strategy Fund®
Class A
09/30/2008+	$18.17	$0.32	$(4.44)	$(4.12)	$(0.49)	$0.00
03/31/2008	14.50	0.63	4.03	4.66	(0.99)	0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
Class B
09/30/2008+	18.01	0.25	(4.40)	(4.15)	(0.43)	0.00
03/31/2008	14.37	0.51	4.00	4.51	(0.87)	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
Class C
09/30/2008+	17.98	0.25	(4.39)	(4.14)	(0.43)	0.00
03/31/2008	14.35	0.51	3.99	4.50	(0.87)	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.
(e)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.40%.
(f)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.44%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.00%.

122	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.12)	$7.96	(19.60)%	$18,168	3.03	%*	1.04	%*	5.91	%*	209%
0.00	(1.69)	10.04	(2.71)	25,661	2.68	(m)	1.07	(m)	4.64		411
0.00	(1.21)	11.89	11.77	39,296	1.11	(f)	1.11	(f)	4.07		284
0.00	(1.84)	11.74	9.74	41,234	1.17	(e)	1.17	(e)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(c)	1.19	(c)	0.89		414
0.00	(0.42)	12.16	17.28	29,621	1.19	*(c)	1.19	*(c)	0.20	*	282

0.00	(0.09)	7.81	(19.88)	11,194	3.78	*	1.79	*	5.17	*	209
0.00	(1.62)	9.85	(3.40)	16,220	3.47	(m)	1.82	(m)	3.90		411
0.00	(1.13)	11.71	10.87	20,416	1.86	(f)	1.86	(f)	3.34		284
0.00	(1.76)	11.59	9.05	19,425	1.92	(e)	1.92	(e)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	*(b)	1.92	*(b)	(0.54	)*	282

0.00	(0.09)	7.82	(19.94)	12,053	3.78	*	1.79	*	5.17	*	209
0.00	(1.62)	9.87	(3.39)	17,702	3.43	(m)	1.82	(m)	3.89		411
0.00	(1.12)	11.73	10.93	24,131	1.86	(f)	1.86	(f)	3.33		284
0.00	(1.75)	11.60	8.98	26,952	1.92	(e)	1.92	(e)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	*(b)	1.92	*(b)	(0.54	)*	282

$0.00	$(0.06)	$9.74	4.38%	$44,332	1.63	%*	1.09	%*	4.09	%*	189%
0.00	(0.40)	9.39	17.79	39,964	1.61	(n)	1.11	(n)	3.75		220
0.00	(0.36)	8.37	(4.51)	647	1.14	*	1.14	*	4.31	*	413

0.00	(0.04)	9.69	3.95	4,690	2.40	*	1.84	*	3.35	*	189
0.00	(0.35)	9.36	16.84	2,888	2.49	(n)	1.86	(n)	3.30		220
0.00	(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

$0.00	$(0.49)	$13.56	(23.15)%	$1,757,867	1.28	%*(o)	1.24	%*(p)	3.55	%*	561%
0.00	(0.99)	18.17	33.35	2,493,012	1.25	(i)	1.24	(j)	4.04		697
0.00	(0.51)	14.50	7.95	1,987,771	1.24	(g)	1.24	(g)	2.49		603
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73		292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47		264
0.00	(1.53)	15.65	44.77	912,154	1.24		1.24		1.50		290

0.00	(0.43)	13.43	(23.50)	166,496	2.03	*(q)	1.99	*(r)	2.79	*	561
0.00	(0.87)	18.01	32.48	245,252	2.00	(k)	1.99	(l)	3.32		697
0.00	(0.40)	14.37	7.11	228,623	1.99	(h)	1.99	(h)	1.70		603
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02		292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		1.99		0.80		290

0.00	(0.43)	13.41	(23.48)	799,827	2.03	*(q)	1.99	*(r)	2.79	*	561
0.00	(0.87)	17.98	32.45	1,143,836	2.00	(k)	1.99	(l)	3.33		697
0.00	(0.40)	14.35	7.11	1,053,975	1.99	(h)	1.99	(h)	1.69		603
(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		1.99		2.97		292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		1.99		0.70		290

(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.04%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.03%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.36%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(q)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.11%.
(r)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.07%.

Semiannual Report	September 30, 2008	123

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUS™ TR Fund
Assets:
Investments, at value	$0	$0	$5,349	$818,873	$768,369
Investments in Affiliates, at value	14,768,044	1,516,090	0	0	0
Repurchase agreements, at value	4,490	329	0	97,685	37,622
Cash	15,847	914	781	134,894	26,161
Deposits with counterparty	0	0	256	46,012	4,828
Foreign currency, at value	0	0	0	427	3,031
Receivable for investments sold	0	0	0	114,172	68,958
Receivable for investments in Affiliates sold	106,002	13,748	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	425	0
Receivable for Fund shares sold	21,599	8,934	100	0	27,585
Interest and dividends receivable	0	0	105	4,321	4,667
Interest and dividends receivable from Affiliates	47,618	4,392	0	0	0
Variation margin receivable	0	0	0	69	208
Manager reimbursement receivable	368	0	0	0	0
Swap premiums paid	0	0	0	497	5,201
Unrealized appreciation on foreign currency contracts	0	0	0	279	3,608
Unrealized appreciation on swap agreements	0	0	985	1,661	2,929
Other assets	0	0	0	0	429
	14,963,968	1,544,407	7,576	1,219,315	953,596
Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$146,868	$254,195
Payable for investments purchased	0	0	0	239,799	138,665
Payable for investments in Affiliates purchased	168,388	18,362	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	423	11,635
Payable for short sales	0	0	0	43,130	44,163
Payable for Fund shares redeemed	23,892	5,075	1	0	71
Payable for line of credit	0	125,364	0	0	0
Written options outstanding	0	0	0	115	2,516
Accrued investment advisory fee	2,172	226	4	371	203
Accrued administrative fee	1,558	302	1	145	99
Accrued distribution fee	892	144	0	0	4
Accrued servicing fee	670	175	0	0	8
Variation margin payable	0	0	35	31,707	2,409
Recoupment payable to Manager	0	0	0	14	1
Swap premiums received	0	0	0	1,952	2,762
Unrealized depreciation on foreign currency contracts	0	0	0	637	2,548
Unrealized depreciation on swap agreements	0	0	1,158	56,691	38,962
Other liabilities	0	0	0	1,000	1,084
	197,572	149,648	1,199	522,852	499,325

Net Assets	$14,766,396	$1,394,759	$6,377	$696,463	$454,271
Net Assets Consist of:
Paid in capital	$16,544,129	$1,509,358	$6,719	$717,426	$554,108
Undistributed (overdistributed) net investment income	30,160	2,501	231	9,881	45,408
Accumulated undistributed net realized gain (loss)	(464,896)	(24,977)	136	38,765	(63,962)
Net unrealized (depreciation)	(1,342,997)	(92,123)	(709)	(69,609)	(81,283)
	$14,766,396	$1,394,759	$6,377	$696,463	$454,271
Net Assets:
Class A	$1,495,608	$587,236	$110	$143	$21,282
Class B	198,810	0	0	0	0
Class C	1,163,781	240,187	9	489	6,282
Other Classes	11,908,197	567,336	6,258	695,831	426,707
Shares Issued and Outstanding:
Class A	132,484	58,529	12	15	2,814
Class B	17,721	0	0	0	0
Class C	103,909	24,043	1	51	839
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.29	$10.03	$9.36	$9.62	$7.56
Class B	11.22	NA	NA	NA	NA
Class C	11.20	9.99	9.35	9.61	7.49

Cost of Investments Owned	$0	$0	$5,918	$850,410	$817,921
Cost of Investments in Affiliates Owned	$16,111,040	$1,608,213	$0	$0	$0
Cost of Repurchase Agreements Owned	$4,490	$329	$0	$97,685	$37,622
Cost of Foreign Currency Held	$0	$0	$0	$441	$3,151
Proceeds Received on Short Sales	$0	$0	$0	$43,258	$43,829
Premiums Received on Written Options	$0	$0	$0	$69	$2,992
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$97,041	$947,103	$1,766,330	$460,714	$575,318	$401,809	$374,455
0	0	0	0	0	0	0
305	31,080	4,734	52,149	33,712	3,049	70,527
1,369	32,224	15,542	31,498	494	14,810	6,815
624	4,221	3,919	29,184	27,646	15,761	24,676
353	7,003	1,505	245	3,126	868	655
14,866	415,799	395,446	48,127	188,806	68,519	47,154
0	0	0	0	0	0	0
0	3,111	12,710	102	0	849	743
36	14	541	31,829	148	108	831
568	5,040	11,705	1,756	2,354	2,084	2,370
0	0	0	0	0	0	0
17	64	85	17,257	24,096	8,958	54
0	0	0	0	0	0	0
347	2,060	2,093	198	4,382	2,408	452
206	13,101	785	297	2,559	850	473
205	11,268	6,283	161	1,466	1,172	655
0	10	0	0	0	134	178
115,937	1,472,098	2,221,678	673,517	864,107	521,379	530,038

$25,656	$160,073	$0	$0	$117,581	$169,468	$108,001
19,616	417,474	180,300	218,506	60,330	77,267	81,027
0	0	0	0	0	0	0
212	16,248	736,932	106	0	5,497	2,316
9,934	416,816	347,939	9,420	165,138	48,609	28,443
20	309	846	7	867	172	15,055
0	0	0	0	0	0	0
151	1,433	675	84	1,773	1,558	582
19	155	393	144	107	72	104
13	106	213	82	127	52	67
0	7	14	0	36	16	3
0	5	16	1	33	11	13
305	1,054	1,947	1,067	8,674	1,289	14,436
2	0	0	5	0	0	0
294	7,892	5,008	127	1,220	1,355	935
382	4,465	2,132	374	3,290	1,342	994
2,456	43,829	11,287	620	18,914	5,694	2,622
3	599	253	2	1,100	823	7
59,063	1,070,465	1,287,955	230,545	379,190	313,225	254,605

$56,874	$401,633	$933,723	$442,972	$484,917	$208,154	$275,433

$77,418	$475,191	$1,028,809	$460,168	$784,288	$299,845	$256,672
(1,819)	7,616	(9,504)	2,471	9,565	6,520	4,697
(10,249)	(32,611)	(17,360)	9,072	(215,426)	(49,395)	28,105
(8,476)	(48,563)	(68,222)	(28,739)	(93,510)	(48,816)	(14,041)
$56,874	$401,633	$933,723	$442,972	$484,917	$208,154	$275,433

$851	$7,970	$25,502	$768	$75,745	$18,168	$44,332
0	5,443	6,746	0	13,426	11,194	0
206	4,914	14,416	364	54,600	12,053	4,690
55,817	383,306	887,059	441,840	341,146	166,739	226,411

121	945	4,688	86	10,102	2,282	4,551
0	656	1,269	0	1,838	1,433	0
30	592	2,712	41	7,408	1,541	484

$7.02	$8.43	$5.44	$8.91	$7.50	$7.96	$9.74
NA	8.29	5.32	NA	7.30	7.81	NA
6.96	8.31	5.31	8.80	7.37	7.82	9.69

$103,281	$973,785	$1,827,056	$465,817	$624,999	$429,114	$393,630
$0	$0	$0	$0	$0	$0	$0
$305	$31,080	$4,734	$52,149	$33,712	$3,049	$70,527
$367	$7,251	$1,551	$254	$3,229	$898	$680
$9,889	$413,663	$345,152	$9,397	$163,102	$48,417	$28,470
$177	$1,408	$429	$62	$2,228	$1,857	$668

Semiannual Report	September 30, 2008	125

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Commodity RealReturn Strategy Fund®

Assets:
Investments, at value	$20,867,283
Repurchase agreements, at value	1,578,122
Cash	2,343,902
Deposits with counterparty	251,812
Foreign currency, at value	41,056
Receivable for investments sold	5,353,198
Receivable for investments sold on a delayed-delivery basis	1,013,355
Receivable for Fund shares sold	26,792
Interest and dividends receivable	120,687
Variation margin receivable	47
Swap premiums paid	47,338
Unrealized appreciation on foreign currency contracts	28,725
Unrealized appreciation on swap agreements	195,091
Other assets	1,681
31,869,089

Liabilities:
Payable for the reverse repurchase agreements	$2,355,061
Payable for investments purchased	5,936,778
Payable for investments purchased on a delayed-delivery basis	9,789,135
Payable for short sales	2,575,447
Payable for Fund shares redeemed	39,964
Dividends payable	5
Written options outstanding	53,422
Accrued investment advisory fee	4,835
Accrued administrative fee	3,230
Accrued distribution fee	841
Accrued servicing fee	808
Variation margin payable	21,389
Swap premiums received	66,775
Unrealized depreciation on foreign currency contracts	45,963
Unrealized depreciation on swap agreements	663,688
Other liabilities	100,475
21,657,816

Net Assets	$10,211,273

Net Assets Consist of:
Paid in capital	$10,930,610
Undistributed net investment income	799,992
Accumulated undistributed net realized (loss)	(438,543)
Net unrealized (depreciation)	(1,080,786)
$10,211,273

Net Assets:
Class A	$1,757,867
Class B	166,496
Class C	799,827
Other Classes	7,487,083

Shares Issued and Outstanding:
Class A	129,661
Class B	12,396
Class C	59,624

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$13.56
Class B	13.43
Class C	13.41

Cost of Investments Owned	$21,508,767
Cost of Repurchase Agreements Owned	$1,578,122
Cost of Foreign Currency Held	$42,156
Proceeds Received on Short Sales	$2,568,538
Premiums Received on Written Options	$39,183

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

126	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)

Investment Income:
Interest	$120	$44	$235	$12,721	$18,141	$2,450
Dividends	0	0	1	247	61	0
Dividends from Affiliate investments	328,653	25,555	0	0	0	0
Miscellaneous income	0	0	0	0	5	0
Total Income	328,773	25,599	236	12,968	18,207	2,450

Expenses:
Investment advisory fees	13,622	1,195	31	1,801	1,430	143
Administrative fees	9,933	1,559	12	704	697	94
Distribution fees - Class B	855	0	0	0	0	0
Distribution fees - Class C	4,729	763	0	0	36	1
Servicing fees - Class A	2,030	589	0	0	34	2
Servicing fees - Class B	285	0	0	0	0	0
Servicing fees - Class C	1,577	254	0	0	12	0
Distribution and/or servicing fees - Other Classes	632	57	0	0	12	2
Trustees’ fees	0	0	0	1	0	0
Organization expense	0	0	22	21	0	0
Interest expense	7	2,117	0	462	2,112	354
Miscellaneous expense	0	0	0	0	2	2
Total Expenses	33,670	6,534	65	2,989	4,335	598
Reimbursement by Manager	(1,352)	0	(22)	(8)	0	0
Net Expenses	32,318	6,534	43	2,981	4,335	598

Net Investment Income	296,455	19,065	193	9,987	13,872	1,852

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(9)	799	3,977	80
Net realized (loss) on Affiliate investments	(166,835)	(3,019)	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	125	37,613	(64,848)	(10,962)
Net realized gain (loss) on foreign currency transactions	0	0	0	(60)	2,646	888
Net change in unrealized appreciation (depreciation) on investments	0	0	(583)	(32,421)	(55,123)	(5,952)
Net change in unrealized (depreciation) on Affiliate investments	(1,461,755)	(118,990)	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(89)	(36,776)	(770)	(5,131)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(379)	(461)	(781)
Net (Loss)	(1,628,590)	(122,009)	(556)	(31,224)	(114,579)	(21,858)

Net (Decrease) in Net Assets Resulting from Operations	$(1,332,135)	$(102,944)	$(363)	$(21,237)	$(100,707)	$(20,006)

Semiannual Report	September 30, 2008	127

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$14,101	$22,591	$4,018	$14,908	$11,112	$7,487
Dividends	251	9	4	1,060	84	21
Miscellaneous income	10	1	0	6	2	1
Total Income	14,362	22,601	4,022	15,974	11,198	7,509

Expenses:
Investment advisory fees	817	2,007	433	805	491	577
Administrative fees	569	1,105	247	950	362	369
Distribution fees - Class B	29	28	0	71	57	0
Distribution fees - Class C	26	57	1	175	61	13
Servicing fees - Class A	14	34	0	121	30	49
Servicing fees - Class B	10	9	0	24	19	0
Servicing fees - Class C	8	19	0	88	20	4
Distribution and/or servicing fees - Other Classes	9	39	0	25	9	15
Interest expense	2,659	5	92	1,393	2,469	711
Miscellaneous expense	1	2	5	1	1	1
Total Expenses	4,142	3,305	778	3,653	3,519	1,739

Net Investment Income	10,220	19,296	3,244	12,321	7,679	5,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	713	(20,106)	1,622	(1,199)	1,055	1,244
Net realized gain (loss) on futures contracts, written options and swaps	(59,418)	12,285	12,372	(40,931)	(13,884)	24,030
Net realized gain on foreign currency transactions	27,232	2,239	403	8,259	2,235	1,602
Net change in unrealized (depreciation) on investments	(31,902)	(64,572)	(4,925)	(37,743)	(28,539)	(20,789)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(36,187)	(31,336)	(24,563)	(36,720)	(16,805)	3,745
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	12,703	(2,227)	(183)	(6,608)	(2,158)	(1,201)
Net Gain (Loss)	(86,859)	(103,717)	(15,274)	(114,942)	(58,096)	8,631

Net Increase (Decrease) in Net Assets Resulting from Operations	$(76,639)	$(84,421)	$(12,030)	$(102,621)	$(50,417)	$14,401

128	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Commodity RealReturn Strategy Fund®

Investment Income:
Interest	$333,203
Dividends	259
Miscellaneous income	79
Total Income	333,541

Expenses:
Investment advisory fees	37,593
Administrative fees	25,210
Distribution fees - Class B	891
Distribution fees - Class C	4,230
Servicing fees - Class A	3,087
Servicing fees - Class B	297
Servicing fees - Class C	1,410
Distribution and/or servicing fees - Other Classes	3,183
Trustees’ fees	8
Interest expense	2,698
Miscellaneous expense	29
Total Expenses	78,636
Reimbursement by Manager	(5,222)
Net Expenses	73,414

Net Investment Income	260,127

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	180,918
Net realized (loss) on futures contracts, written options and swaps	(1,851,791)
Net realized gain on foreign currency transactions	83,178
Net change in unrealized (depreciation) on investments	(1,549,187)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(177,931)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(33,412)
Net (Loss)	(3,348,225)

Net (Decrease) in Net Assets Resulting from Operations	$(3,088,098)

Semiannual Report	September 30, 2008	129

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$296,455	$982,396	$19,065	$48,518	$193	$6	$9,987	$120
Net realized gain (loss)	0	0	0	0	116	24	38,352	758
Net realized (loss) on Affiliate investments	(166,835)	(79,686)	(3,019)	(3,616)	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	21,213	0	992	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(672)	(37)	(69,576)	(33)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,461,755)	(141,480)	(118,990)	22,157	0	0	0	0
Net increase (decrease) resulting from operations	(1,332,135)	782,443	(102,944)	68,051	(363)	(7)	(21,237)	845

Distributions to Shareholders:
From net investment income
Class A	(27,469)	(107,607)	(6,603)	(17,594)	0	0	(571)	0
Class B	(2,978)	(16,110)	0	0	0	0	0	0
Class C	(17,107)	(78,471)	(2,122)	(8,268)	0	0	0	0
Other Classes	(244,511)	(813,044)	(8,390)	(24,330)	0	0	0	0
From net realized capital gains
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(292,065)	(1,015,232)	(17,115)	(50,192)	0	0	(571)	0

Fund Share Transactions:
Receipts for shares sold
Class A	323,676	492,694	332,287	197,127	110	0	147	0
Class B	15,996	23,625	0	0	0	0	0	0
Class C	162,579	212,807	110,739	61,629	10	0	517	0
Other Classes	2,200,827	3,731,710	295,929	206,093	4,934	10,998	368,468	361,737
Issued as reinvestment of distributions
Class A	20,381	79,049	4,196	10,700	0	0	0	0
Class B	2,300	12,537	0	0	0	0	0	0
Class C	12,222	55,884	1,392	5,256	0	0	0	0
Other Classes	226,610	758,288	7,119	20,805	0	0	571	0
Cost of shares redeemed
Class A	(266,444)	(464,066)	(62,628)	(87,211)	0	0	0	0
Class B	(34,282)	(65,175)	0	0	0	0	0	0
Class C	(117,230)	(318,220)	(19,876)	(42,030)	0	0	(2)	0
Other Classes	(1,060,241)	(1,920,723)	(117,298)	(117,442)	(9,305)	0	(13,030)	(982)
Net increase (decrease) resulting from Fund share transactions	1,486,394	2,598,410	551,860	254,927	(4,251)	10,998	356,671	360,755

Fund Redemption Fee	17	55	12	6	0	0	0	0

Total Increase (Decrease) in Net Assets	(137,789)	2,365,676	431,813	272,792	(4,614)	10,991	334,863	361,600

Net Assets:
Beginning of period	14,904,185	12,538,509	962,946	690,154	10,991	0	361,600	0
End of period*	$14,766,396	$14,904,185	$1,394,759	$962,946	$6,377	$10,991	$696,463	$361,600

*Including undistributed (overdistributed) net investment income of:	$30,160	$25,770	$2,501	$551	$231	$38	$9,881	$465

130	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$13,872	$28,975	$1,852	$3,123	$10,220	$25,580	$19,296	$8,708	$3,244	$1,174
(58,225)	(10,762)	(9,994)	(5,050)	(31,473)	(72,189)	(5,582)	(44,930)	14,397	(4,875)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(56,354)	(39,818)	(11,864)	1,222	(55,386)	(2,414)	(98,135)	35,512	(29,671)	585
0	0	0	0	0	0	0	0	0	0
(100,707)	(21,605)	(20,006)	(705)	(76,639)	(49,023)	(84,421)	(710)	(12,030)	(3,116)

0	(482)	0	(44)	0	(418)	1	(3,056)	(1)	(5)
0	0	0	0	0	(251)	0	(1,007)	0	0
0	(132)	0	(33)	0	(230)	0	(1,855)	0	(14)
(300)	(7,470)	(50)	(2,620)	(200)	(14,571)	0	(14,787)	(900)	(1,179)

0	0	0	0	0	(77)	0	0	0	(2)
0	0	0	0	0	(65)	0	0	0	0
0	0	0	0	0	(58)	0	0	0	(5)
0	0	0	0	0	(2,670)	0	0	0	(350)

0	(1,621)	0	(39)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(668)	0	(15)	0	0	0	0	0	0
0	(27,714)	0	(2,824)	0	0	0	0	0	0

(300)	(38,087)	(50)	(5,575)	(200)	(18,340)	1	(20,705)	(901)	(1,555)

4,261	14,669	359	2,088	1,355	7,018	16,092	7,972	770	109
0	0	0	0	166	2,713	2,280	1,267	0	0
1,514	5,044	111	813	295	3,923	5,960	2,901	128	306
45,394	147,774	3,619	38,200	257,143	42,937	637,559	358,400	447,949	23,969

0	879	0	76	0	367	0	2,532	1	7
0	0	0	0	0	235	0	861	0	0
0	557	0	42	0	225	0	1,575	0	15
276	33,037	40	5,437	200	17,171	0	14,350	900	1,530

(5,280)	(11,820)	(1,072)	(145)	(3,487)	(11,044)	(11,028)	(19,356)	(111)	(30)
0	0	0	0	(2,773)	(6,213)	(1,652)	(7,941)	0	0
(4,797)	(5,928)	(243)	(460)	(2,489)	(6,489)	(3,188)	(14,042)	(204)	(3)
(43,666)	(183,356)	(1,432)	(22,084)	(30,345)	(319,669)	(106,455)	(37,362)	(21,019)	(5,451)
(2,298)	856	1,382	23,967	220,065	(268,826)	539,568	311,157	428,414	20,452

0	8	0	7	0	51	53	17	2	0

(103,305)	(58,828)	(18,674)	17,694	143,226	(336,138)	455,201	289,759	415,485	15,781

557,576	616,404	75,548	57,854	258,407	594,545	478,522	188,763	27,487	11,706
$454,271	$557,576	$56,874	$75,548	$401,633	$258,407	$933,723	$478,522	$442,972	$27,487

$45,408	$31,836	$(1,819)	$(3,621)	$7,616	$(2,404)	$(9,504)	$(28,801)	$2,471	$128

Semiannual Report	September 30, 2008	131

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,321	$43,234	$7,679	$16,358	$5,770	$7,479
Net realized gain (loss)	(33,871)	(52,251)	(10,594)	(6,146)	26,876	16,879
Net change in unrealized appreciation (depreciation)	(81,071)	(19,416)	(47,502)	(5,561)	(18,245)	5,771
Net increase (decrease) resulting from operations	(102,621)	(28,433)	(50,417)	4,651	14,401	30,129

Distributions to Shareholders:
From net investment income
Class A	(4,702)	(6,249)	(294)	(1,762)	(253)	(181)
Class B	(826)	(1,297)	(134)	(926)	0	0
Class C	(3,293)	(4,274)	(145)	(1,012)	(19)	(28)
Other Classes	(21,048)	(36,491)	(2,902)	(15,612)	(1,864)	(7,725)
From net realized capital gains
Class A	0	0	0	(2,902)	0	0
Class B	0	0	0	(1,733)	0	0
Class C	0	0	0	(1,885)	0	0
Other Classes	0	0	0	(23,714)	0	0

Total Distributions	(29,869)	(48,311)	(3,475)	(49,546)	(2,136)	(7,934)

Fund Share Transactions:
Receipts for shares sold
Class A	8,050	19,013	1,923	5,217	23,021	46,494
Class B	321	926	383	2,162	0	0
Class C	4,165	4,571	1,083	1,969	4,485	3,136
Other Classes	39,872	257,260	25,419	162,718	90,590	100,140
Issued as reinvestment of distributions
Class A	3,654	4,686	233	3,838	212	156
Class B	674	1,052	112	2,250	0	0
Class C	2,865	3,699	118	2,344	18	27
Other Classes	19,168	33,907	2,870	39,140	1,861	7,715
Cost of shares redeemed
Class A	(15,066)	(45,468)	(4,750)	(17,568)	(20,903)	(8,565)
Class B	(5,481)	(13,769)	(2,450)	(5,463)	0	0
Class C	(8,853)	(24,049)	(3,552)	(7,452)	(2,790)	(457)
Other Classes	(165,197)	(347,204)	(9,063)	(248,398)	(82,978)	(78,659)
Net increase (decrease) resulting from Fund share transactions	(115,828)	(105,376)	12,326	(59,243)	13,516	69,987

Fund Redemption Fee	251	4	0	1	11	7

Total Increase (Decrease) in Net Assets	(248,067)	(182,116)	(41,566)	(104,137)	25,792	92,189

Net Assets:
Beginning of period	732,984	915,100	249,720	353,857	249,641	157,452
End of period*	$484,917	$732,984	$208,154	$249,720	$275,433	$249,641

*Including undistributed net investment income of:	$9,565	$27,113	$6,520	$2,316	$4,697	$1,063

132	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$260,127	$516,618
Net realized gain (loss)	(1,587,695)	2,796,558
Net change in unrealized appreciation (depreciation)	(1,760,530)	177,663
Net increase (decrease) resulting from operations	(3,088,098)	3,490,839

Distributions to Shareholders:
From net investment income
Class A	(65,363)	(132,032)
Class B	(5,465)	(12,188)
Class C	(26,073)	(55,384)
Other Classes	(286,612)	(572,679)

Total Distributions	(383,513)	(772,283)

Fund Share Transactions:
Receipts for shares sold
Class A	525,385	741,297
Class B	17,463	22,485
Class C	131,141	192,807
Other Classes	2,144,226	3,283,515
Issued as reinvestment of distributions
Class A	51,479	102,081
Class B	4,135	9,094
Class C	18,564	38,944
Other Classes	234,324	454,547
Cost of shares redeemed
Class A	(697,767)	(826,060)
Class B	(42,300)	(64,962)
Class C	(214,062)	(364,868)
Other Classes	(2,409,911)	(4,252,030)
Net (decrease) resulting from Fund share transactions	(237,323)	(663,150)

Fund Redemption Fee	992	755

Total Increase (Decrease) in Net Assets	(3,707,942)	2,056,161

Net Assets:
Beginning of period	13,919,215	11,863,054
End of period*	$10,211,273	$13,919,215

*Including undistributed net investment income of:	$799,992	$923,378

Semiannual Report	September 30, 2008	133

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(100,707)	$(20,006)	$(76,639)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,534,177)	(219,724)	(4,238,362)
Proceeds from sales of long-term securities	1,553,231	231,709	4,141,856
Purchases of short-term portfolio investments, net	86,595	12,596	(32,310)
Increase (Decrease) in deposits with counterparty	1,783	360	5,884
Increase (Decrease) in interest receivable	526	(20)	1,875
Increase (Decrease) in receivable for investments sold	46,683	6,541	7,687
Increase in other asset	0	0	0
Increase (Decrease) in payable for investments purchased	(24,079)	(9,244)	(13,208)
Increase (Decrease) in swap premiums received	(69,870)	(11,406)	(58,604)
Increase (Decrease) in investment advisory fee	(34)	(4)	64
Increase (Decrease) in administrative fee	(16)	(2)	41
Increase (Decrease) in distribution fee	(3)	0	(4)
Increase (Decrease) in servicing fee	(2)	0	(3)
Increase in recoupment payable to manager	1	2	0
Increase in other liability	1,000	0	500
Payment (Proceeds) from futures transactions	2,798	631	4,580
Payment from currency transactions	2,499	873	27,471
Payment (Proceeds) from short sale transactions	(944)	3,295	71,863
Unrealized (depreciation) on investments	56,354	11,864	55,386
Net realized gain (loss) on investments	58,225	9,994	31,473
Net amortization on investments	(232)	4	(39)
Net cash used for operating activities	79,631	17,463	(70,489)

Cash flows received from financing activities:
Proceeds from shares sold	23,768	4,064	261,861
Payment on shares redeemed	(54,295)	(2,727)	(39,078)
Cash dividend paid*	(24)	(10)	0
Net borrowing (repayment) of reverse repurchase agreements	(28,714)	(17,394)	(119,020)
Net cash received from financing activities	(59,265)	(16,067)	103,763

Net Increase in Cash and Foreign Currency	20,366	1,396	33,274

Cash and Foreign Currency:
Beginning of period	8,826	326	5,953
End of period	$29,192	$1,722	$39,227

* Reinvestment of dividends	$276	$40	$200

134	PIMCO Funds	See Accompanying Notes

StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$(102,621)	$(50,417)	$14,401

(1,100,277)	(888,914)	(723,700)
1,169,717	931,074	555,039
132,874	47,854	(761)
30,074	784	(8,185)
1,448	519	(953)
(167,404)	(14,302)	(33,366)
0	0	(178)
40,667	56,618	50,097
(4,325)	(884)	649
(35)	(7)	19
(39)	(6)	13
(10)	(4)	2
(7)	(3)	3
0	0	0
1,100	750	0
(78,489)	(34,804)	42,317
7,909	2,206	1,574
151,052	(6,382)	16,712
81,071	47,502	18,245
33,871	10,594	(26,876)
(474)	2	(96)
196,102	102,180	(95,044)

76,207	28,780	118,313
(196,571)	(21,544)	(92,605)
(3,508)	(142)	(45)
(72,153)	(99,006)	75,214
(196,025)	(91,912)	100,877

77	10,268	5,833

3,543	5,410	1,637
$3,620	$15,678	$7,470

$23,361	$3,333	$2,091

Semiannual Report	September 30, 2008	135

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of 13 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to

FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

136	PIMCO Funds

(Unaudited) September 30, 2008

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts

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may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets,

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foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit

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Notes to Financial Statements  (Cont.)

event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

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(r) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

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Notes to Financial Statements  (Cont.)

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2008, net assets of the CRRS Fund were approximately $10 billion, of which approximately $1.049 billion, or approximately 10%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds, and the sub-adviser to the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

142	PIMCO Funds

(Unaudited) September 30, 2008

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	(2)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.40%	(2)	0.15%	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	(3)	0.35%	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%		0.35%	0.40%
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%		0.35%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%

Class B
All Funds	0.75%	0.25%

Class C
StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%

Class D
All Funds	—	0.25%

Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $1,660,142 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31,

Semiannual Report	September 30, 2008	143

Notes to Financial Statements  (Cont.)

2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental IndexPLUSTM TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$43
Fundamental Advantage Total Return Strategy Fund	25
Fundamental IndexPLUSTM TR Fund	22
International StocksPLUS® TR Strategy Fund (Unhedged)	57
Small Cap StocksPLUS® TR Fund	59

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Fund	$0	$24,927
StocksPLUS® Total Return Fund	0	2,185

144	PIMCO Funds

(Unaudited) September 30, 2008

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$137,273	$0	$(77,985)	$338,833	$5,580	$0
Developing Local Markets Fund	1,493,542	244,602	166,759	(72,302)	1,445,488	30,714	986
Diversified Income Fund	464,645	13,273	39,892	(59,118)	392,804	13,219	(1,278)
Emerging Local Bond Fund	1,281,544	333,774	101,158	(137,152)	1,384,159	39,767	(661)
Emerging Markets Bond Fund	1,041,342	34,345	105,913	(105,647)	855,726	32,650	(8,529)
Floating Income Fund	1,225,654	291,447	1,196,713	(66,115)	307,952	24,972	(110,846)
Foreign Bond Fund (Unhedged)	54,551	438	44,955	(438)	6,549	437	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	269,871	11,654	(16,970)	557,817	459	(12)
Fundamental IndexPLUSTM Fund	232,188	130	31,111	(63,888)	163,851	130	(5,785)
Fundamental IndexPLUSTM TR Fund	351,649	25,471	10,640	(93,038)	300,602	214	(1,950)
Global Bond Fund (Unhedged)	28,372	323	18,734	(598)	7,358	322	78
GNMA Fund	124,316	2,765	0	2,360	125,550	2,749	0
High Yield Fund	338,463	81,590	10,708	(60,613)	354,300	13,717	(61)
Income Fund	199,483	29,373	0	(16,419)	213,960	6,480	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	35	0	(15,998)	38,413	35	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	21,034	(78,038)	333,151	174	(1,702)
Investment Grade Corporate Bond Fund	0	1,161,789	0	(73,137)	1,088,652	9,537	0
Long Duration Total Return Fund	101,224	256,712	16,887	(24,567)	315,121	5,878	(197)
Long-Term U.S. Government Fund	494,621	38,304	510,594	762	11,046	2,536	11,649
Low Duration Fund	839,047	54,260	847,645	(2,055)	43,066	3,318	3,092
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	1,748,003	156,920	(198,086)	3,065,999	56,154	(5,459)
Real Return Fund	1,839,314	405,874	695,186	(82,157)	1,401,741	38,784	(23,708)
RealEstateRealReturn Strategy Fund	342,055	468,956	60,432	(49,623)	691,009	0	(8,176)
Short-Term Fund	23,677	249	12,086	(341)	11,653	248	(128)
Small Cap StocksPLUS® TR Fund	12,084	381,705	14,393	(11,532)	368,858	734	(732)
StocksPLUS® Fund	12,854	637	0	(2,997)	10,534	637	0
StocksPLUS® Total Return Fund	53,961	779	0	(14,943)	43,513	779	0
Total Return Fund	1,025,404	142,131	613,360	(14,112)	505,828	23,170	(18,764)
CommodityRealReturn Strategy Fund®	463,269	50,345	4,730	(8,249)	384,511	14,101	247
Totals	$14,894,363	$6,402,614	$4,900,344	$(1,342,996)	$14,768,044	$328,653	$(166,835)

Semiannual Report	September 30, 2008	145

Notes to Financial Statements  (Cont.)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$8,241	$24,890	$0	$(3,153)	$30,375	$198	$0
Developing Local Markets Fund	103,194	45,379	4,317	(9,747)	132,694	2,402	(2)
Diversified Income Fund	28,119	3,097	2,426	(3,663)	25,921	795	(87)
Emerging Local Bond Fund	70,806	72,565	3,568	(10,955)	128,848	2,869	2
Emerging Markets Bond Fund	75,871	12,121	1,801	(9,820)	76,560	2,599	(141)
European StocksPLUS® TR Strategy Fund	2,162	0	1,000	(470)	990	0	(172)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	2,202	0	(4,161)	11,912	0	0
Floating Income Fund	4,525	25,220	30,033	0	0	196	119
Foreign Bond Fund (Unhedged)	25,527	2,781	16,543	(932)	9,398	291	315
Fundamental Advantage Total Return Strategy Fund	11,330	54,959	0	(2,013)	64,219	53	0
Fundamental IndexPLUSTM Fund	18,964	1	18,324	(352)	910	1	(2,206)
Fundamental IndexPLUSTM TR Fund	17,645	2,586	17,081	(214)	3,437	1	(775)
Global Bond Fund (Unhedged)	282	5	0	(16)	244	5	0
GNMA Fund	1	0	0	0	1	0	0
High Yield Fund	18,940	21,367	0	(4,551)	35,987	909	0
Income Fund	44,132	3,466	841	(3,703)	43,648	1,364	(21)
Investment Grade Corporate Bond Fund	0	160,343	0	(9,896)	150,447	1,282	0
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	0	(5,532)	16,118	0	0
Long Duration Total Return Fund	6,870	21,076	0	(1,879)	25,978	435	0
Long-Term U.S. Government Fund	30,767	253	25,764	264	4,191	253	1,019
Low Duration Fund	2,720	222	2,149	(34)	739	26	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	230,685	7,586	(27,395)	336,895	5,401	(359)
Real Return Fund	136,230	24,087	80,469	(3,236)	71,854	2,245	(1,126)
RealEstateRealReturn Strategy Fund	19,515	43,547	7,415	(2,406)	51,910	0	(1,104)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	7,782	0	(673)	9,474	17	0
StocksPLUS® Fund	1,369	68	0	(441)	1,122	68	0
StocksPLUS® Total Return Fund	2,195	32	0	(635)	1,770	32	0
StocksPLUS® TR Short Strategy Fund	191,557	62,420	62,803	21,024	200,490	1,692	1,916
Total Return Fund	52,106	7,146	13,953	(2,315)	42,601	1,241	(432)
CommodityRealReturn Strategy Fund®	30,831	18,600	0	(5,219)	37,356	1,179	0
Totals	$1,084,466	$849,901	$296,269	$(92,123)	$1,516,090	$25,555	$(3,019)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

146	PIMCO Funds

(Unaudited) September 30, 2008

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,402,614	$4,900,344
All Asset All Authority Fund	0	0	849,901	296,269
Fundamental Advantage Tax Efficient Strategy Fund	0	0	13,753	9,576
Fundamental Advantage Total Return Strategy Fund	1,275,157	953,472	449,092	21,858
Fundamental IndexPLUSTM TR Fund	1,441,385	1,460,110	92,801	48,947
International StocksPLUS® TR Strategy Fund (Unhedged)	208,521	222,976	11,204	6,837
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,043,958	4,058,970	194,537	89,637
RealEstateRealReturn Strategy Fund	8,097,126	7,235,445	223,773	18,278
Small Cap StocksPLUS® TR Fund	708,939	399,767	113,437	2,711
StocksPLUS® Fund	1,037,251	996,518	63,025	136,621
StocksPLUS® Total Return Fund	859,610	883,026	29,304	20,625
StocksPLUS® TR Short Strategy Fund	659,508	523,103	64,192	20,656
CommodityRealReturn Strategy Fund®	130,985,586	131,633,733	3,969,528	3,060,830

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2008 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2008, the AAAA Fund was paying interest at 3.48%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2008
$125,000	$125,000	$2,117	$364	$125,000

Subsequent to September 30, 2008, the revolving credit agreement with CNAI was terminated. The AAAA Fund has engaged in discussions with separate potential counterparties to enter into an alternative senior secured revolving line of credit facility.

Semiannual Report	September 30, 2008	147

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				Fundamental Advantage Tax Efficient Strategy Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	26,080	$323,676	38,484	$492,694	30,784	$332,287	18,088	$197,127	12	$110	0	$0
Class B	1,298	15,996	1,859	23,625	0	0	0	0	0	0	0	0
Class C	13,201	162,579	16,788	212,807	10,336	110,739	5,679	61,629	1	10	0	0
Other Classes	176,985	2,200,827	289,864	3,731,710	27,373	295,929	18,886	206,093	492	4,934	1,101	10,998
Issued as reinvestment of distributions
Class A	1,699	20,381	6,262	79,049	401	4,196	1,008	10,700	0	0	0	0
Class B	192	2,300	999	12,537	0	0	0	0	0	0	0	0
Class C	1,026	12,222	4,459	55,884	133	1,392	497	5,256	0	0	0	0
Other Classes	18,799	226,610	59,764	758,288	677	7,119	1,954	20,805	0	0	0	0
Cost of shares redeemed
Class A	(21,621)	(266,444)	(36,214)	(464,066)	(5,843)	(62,628)	(8,087)	(87,211)	0	0	0	0
Class B	(2,794)	(34,282)	(5,118)	(65,175)	0	0	0	0	0	0	0	0
Class C	(9,612)	(117,230)	(25,025)	(318,220)	(1,864)	(19,876)	(3,923)	(42,030)	0	0	0	0
Other Classes	(85,983)	(1,060,241)	(149,287)	(1,920,723)	(10,883)	(117,298)	(10,894)	(117,442)	(925)	(9,305)	0	0
Net increase (decrease) resulting from Fund share transactions	119,270	$1,486,394	202,835	$2,598,410	51,114	$551,860	23,208	$254,927	(420)	$(4,251)	1,101	$10,998

	RealEstateReturn Return Strategy Fund				Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,637	$16,092	1,256	$7,972	80	$770	11	$109	844	$8,050	1,768	$19,013
Class B	386	2,280	190	1,267	0	0	0	0	35	321	85	926
Class C	1,004	5,960	462	2,901	14	128	29	306	438	4,165	425	4,571
Other Classes	107,005	637,559	61,285	358,400	48,639	447,949	2,283	23,969	3,968	39,872	22,783	257,260
Issued as reinvestment of distributions
Class A	0	0	425	2,532	0	1	1	7	428	3,654	439	4,686
Class B	0	0	146	861	0	0	0	0	81	674	101	1,052
Class C	0	0	268	1,575	0	0	1	15	341	2,865	352	3,699
Other Classes	0	0	2,455	14,350	94	900	152	1,530	2,183	19,168	3,069	33,907
Cost of shares redeemed
Class A	(1,882)	(11,028)	(3,027)	(19,356)	(12)	(111)	(3)	(30)	(1,596)	(15,066)	(4,076)	(45,468)
Class B	(288)	(1,652)	(1,242)	(7,941)	0	0	0	0	(589)	(5,481)	(1,279)	(13,769)
Class C	(563)	(3,188)	(2,194)	(14,042)	(22)	(204)	0	(3)	(959)	(8,853)	(2,259)	(24,049)
Other Classes	(18,674)	(106,455)	(5,808)	(37,362)	(2,150)	(21,019)	(548)	(5,451)	(15,980)	(165,197)	(30,605)	(347,204)
Net increase (decrease) resulting from Fund share transactions	89,625	$539,568	54,216	$311,157	46,643	$428,414	1,926	$20,452	(10,806)	$(115,828)	(9,197)	$(105,376)

148	PIMCO Funds

(Unaudited) September 30, 2008

Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

15	$147	0	$0	462	$4,261	1,377	$14,669	38	$359	198	$2,088	137	$1,355	573	$7,018
0	0	0	0	0	0	0	0	0	0	0	0	16	166	222	2,713
51	517	0	0	162	1,514	474	5,044	15	111	78	813	31	295	317	3,923
37,303	368,468	36,257	361,737	5,725	45,394	14,004	147,774	389	3,619	3,716	38,200	25,856	257,143	3,477	42,937

0	0	0	0	0	0	86	879	0	0	7	76	0	0	30	367
0	0	0	0	0	0	0	0	0	0	0	0	0	0	19	235
0	0	0	0	0	0	55	557	0	0	4	42	0	0	18	225
58	571	0	0	30	276	3,205	33,037	4	40	532	5,437	19	200	1,398	17,171

0	0	0	0	(590)	(5,280)	(1,161)	(11,820)	(115)	(1,072)	(14)	(145)	(358)	(3,487)	(931)	(11,044)
0	0	0	0	0	0	0	0	0	0	0	0	(280)	(2,773)	(537)	(6,213)
0	(2)	0	0	(535)	(4,797)	(573)	(5,928)	(27)	(243)	(48)	(460)	(245)	(2,489)	(555)	(6,490)
(1,295)	(13,030)	(99)	(982)	(4,723)	(43,666)	(17,233)	(183,356)	(162)	(1,432)	(2,225)	(22,084)	(3,090)	(30,345)	(27,476)	(319,668)

36,132	$356,671	36,158	$360,755	531	$(2,298)	234	$856	142	$1,382	2,248	$23,967	22,086	$220,065	(23,445)	$(268,826)

StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

195	$1,923	446	$5,217	2,423	$23,021	5,096	$46,494	28,536	$525,385	45,441	$741,297
38	383	183	2,162	0	0	0	0	942	17,463	1,345	22,485
113	1,083	170	1,969	472	4,485	349	3,136	7,135	131,141	11,590	192,807
2,608	25,419	13,516	162,718	9,657	90,590	11,625	100,140	119,203	2,144,226	200,393	3,283,515

26	233	334	3,838	22	212	19	156	3,074	51,479	6,468	102,081
13	112	200	2,250	0	0	0	0	249	4,135	583	9,094
14	118	208	2,344	2	18	3	27	1,118	18,564	2,497	38,944
325	2,870	3,402	39,140	198	1,861	947	7,715	14,000	234,324	28,740	454,547

(495)	(4,750)	(1,530)	(17,568)	(2,149)	(20,903)	(937)	(8,565)	(39,117)	(697,767)	(51,842)	(826,060)
(265)	(2,450)	(479)	(5,463)	0	0	0	0	(2,416)	(42,300)	(4,211)	(64,962)
(380)	(3,552)	(642)	(7,452)	(299)	(2,790)	(55)	(457)	(12,228)	(214,062)	(23,898)	(364,868)
(918)	(9,063)	(20,701)	(248,398)	(8,631)	(82,978)	(9,346)	(78,659)	(133,257)	(2,409,911)	(269,621)	(4,252,030)

1,274	$12,326	(4,893)	$(59,243)	1,695	$13,516	7,701	$69,987	(12,761)	$(237,323)	(52,515)	$(663,150)

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of

Semiannual Report	September 30, 2008	149

Notes to Financial Statements  (Cont.)

Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

150	PIMCO Funds

(Unaudited) September 30, 2008

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
All Asset Fund	$3,122	$(1,346,118)	$(1,342,996)
All Asset All Authority Fund	21,288	(113,411)	(92,123)
CommodityRealReturn Strategy Fund®	79,096	(720,580)	(641,484)
Fundamental Advantage Tax Efficient Strategy Fund	1	(570)	(569)
Fundamental Advantage Total Return Strategy Fund	5,646	(37,183)	(31,537)
Fundamental IndexPLUSTM TR Fund	5,076	(54,628)	(49,552)
International StocksPLUS® TR Strategy Fund (Unhedged)	291	(6,531)	(6,240)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,392	(34,074)	(26,682)
RealEstateRealReturn Strategy Fund	7,443	(68,169)	(60,726)
Small Cap StocksPLUS® TR Fund	2,745	(7,848)	(5,103)
StocksPLUS® Fund	4,091	(53,772)	(49,681)
StocksPLUS® Total Return Fund	1,496	(28,801)	(27,305)
StocksPLUS® TR Short Strategy Fund	2,036	(21,211)	(19,175)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2008	151

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

152	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	153

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

154	PIMCO Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Semiannual Report	September 30, 2008	155

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement   (Cont.)

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

156	PIMCO Funds

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	157

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                   AZ692SA_23339

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Real Return Strategy, Asset Allocation & Equity-Related Funds

Share Class

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		23
Financial Highlights		142
Statements of Assets and Liabilities		146
Consolidated Statement of Assets and Liabilities		148
Statements of Operations		149
Consolidated Statement of Operations		151
Statements of Changes in Net Assets		152
Consolidated Statements of Changes in Net Assets		156
Statements of Cash Flows		157
Notes to Financial Statements		159
Glossary		175
Privacy Policy		176
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		177

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	25
All Asset All Authority Fund	9	26
Fundamental Advantage Tax Efficient Strategy Fund	10	27
Fundamental Advantage Total Return Strategy Fund	11	29
Fundamental IndexPLUSTM Fund	12	35
Fundamental IndexPLUSTM TR Fund	13	44
International StocksPLUS® TR Strategy Fund (Unhedged)	14	53
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15	60
Real Return Fund	16	69
RealEstateRealReturn Strategy Fund	17	84
Small Cap StocksPLUS® TR Fund	18	92
StocksPLUS® Fund	19	99
StocksPLUS® Total Return Fund	20	109
StocksPLUS® TR Short Strategy Fund	21	117
CommodityRealReturn Strategy Fund®	22	126

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class D shares were first offered in (month/year): Real Return Fund (4/98), StocksPLUS® Fund (4/98), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06), StocksPLUS® TR Short Strategy Fund (7/06), Fundamental IndexPLUS™ Fund (12/06), Fundamental Advantage Total Return Strategy Fund (7/08) and Fundamental Advantage Tax Efficient Strategy Fund (7/08). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

6	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available upon request, without charge, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO All Asset Fund
	Class D:	PASDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO GNMA Fund benefited performance as the underlying Fund posted a positive return and outperformed the Lehman Brothers U.S. TIPS: 1-10 Year Index.

•

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, detracted from performance as both underlying Funds underperformed the benchmark.

•

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer-maturity U.S. TIPS underperformed the shorter-maturity U.S. TIPS in the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the underlying benchmarks.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the underlying Fund underperformed the benchmark.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	-8.46%	-7.03%	5.15%	7.58%
Lehman Brothers U.S. TIPS: 1-10 Year Index	-2.68%	7.89%	4.99%	6.04%
Consumer Price Index + 500 Basis points	5.04%	10.28%	8.66%	8.47%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	6.26%	7.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.375%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	20.7%
Developing Local Markets Fund	9.8%
Real Return Fund	9.5%
Emerging Local Bond Fund	9.4%
Investment Grade Corporate Bond Fund	7.4%
Emerging Markets Bond Fund	5.8%
Other	37.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$915.37	$1,021.01
Expenses Paid During Period†	$3.89	$4.10

† Expenses are equal to the net annualized expense ratio of 0.805% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to advisory and supervisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $2.93 for Class D based upon the Fund’s actual performance, and $3.09 for Class D based upon a hypothetical 5% return. The annualized expense ratio of 0.805% for the Class D reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO All Asset All Authority Fund
	Class D:	PAUDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the underlying Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, benefited performance as U.S. TIPS outperformed the S&P 500 Index.

•

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, benefited performance as both underlying Funds outperformed the benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as the underlying Fund outperformed the benchmark.

•

Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period, which was lower than the return of the benchmark.

•

Modest exposure to equity strategies, primarily through the PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund and PIMCO Japanese StocksPLUS® TR Strategy Fund, detracted from performance as both underlying Funds declined more than the S&P 500 Index.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	-7.22%	-1.98%	5.86%
S&P 500 Index	-10.87%	-21.98%	4.09%
Consumer Price Index + 650 Basis points	5.82%	11.94%	10.38%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	5.55%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	22.2%
StocksPLUS® TR Short Strategy Fund	13.2%
Investment Grade Corporate Bond Fund	9.9%
Developing Local Markets Fund	8.8%
Emerging Local Bond Fund	8.5%
Emerging Markets Bond Fund	5.1%
Other	32.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$927.83	$1,019.05
Expenses Paid During Period†	$5.80	$6.07

† Expenses are equal to the net annualized expense ratio of 1.20% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to advisory and supervisory and administrative fees are currently capped at 0.69% of the total assets invested in underlying Funds. Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $4.83 for Class D based upon the Fund’s actual performance, and $5.06 for Class D based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO Fundamental Advantage Tax Efficient Strategy Fund
	Class D:	PFTDX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed-income instruments, a substantial portion of which are expected to be high-yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).

•	The Fund’s long-short equity exposure was positive for absolute performance over this period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s duration and curve positioning detracted from performance as municipal rates rose across the yield curve and the municipal yield curve steepened over the period.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 4.40%. The yield was 6.77% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.89% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class D	-6.24%	-6.46%
SIFMA Municipal Swap Index	1.11%	1.33%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Pennsylvania	11.8%
Texas	9.1%
North Carolina	8.8%
California	7.9%
Puerto Rico	7.1%
Ohio	5.8%
Arizona	5.6%
Tennessee	5.5%
Mississippi	5.2%
Illinois	5.1%
Other	28.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$941.71	$1,018.60
Expenses Paid During Period†	$2.09	$6.53

† Expenses are equal to the net annualized expense ratio of 1.29% for Class D, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the Class commenced operations on 07/31/08). The annualized expense ratio of 1.29% for the Class D reflects net annualized expenses after application of an expense waiver of 0.64%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Fundamental Advantage Total Return Strategy Fund
	Class D:	PFSDX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments.

•	The Fund’s long-short equity exposure was positive for absolute performance over the period as the Enhanced RAFI™ 1000 outperformed the S&P 500 Index.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the six-month period.

•	A U.K. interest rate strategy detracted from performance as rates moved higher during the period.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	-3.87%	-3.90%
3 Month LIBOR Index	1.38%	1.79%
Lipper Equity Market Neutral Funds Average	-2.76%	-3.57%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.1%
Corporate Bonds & Notes	29.4%
Short-Term Instruments	12.8%
Asset-Backed Securities	12.5%
Mortgage-Backed Securities	1.7%
Other	1.5%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$980.66	$1,017.15
Expenses Paid During Period†	$2.62	$7.99

† Expenses are equal to the net annualized expense ratio of 1.58% for Class D, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the Class commenced operations on 07/31/08).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO Fundamental IndexPLUS™ Fund
	Class D:	PFPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index, consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies generally detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Class D	-18.19%	-29.31%	-1.90%
FTSE RAFI™ 1000 Index	-12.23%	-24.33%	0.76%
S&P 500 Index	-10.87%	-21.98%	1.30%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	1.20%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in Conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	35.3%
U.S. Government Agencies	17.6%
Mortgage-Backed Securities	15.3%
Asset-Backed Securities	14.3%
Short-Term Instruments	12.5%
Convertible Preferred Stocks	1.8%
Other	3.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$818.08	$1,018.10
Expenses Paid During Period†	$6.34	$7.03

† Expenses are equal to the net annualized expense ratio of 1.39% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Fundamental IndexPLUS™ TR Fund
	Class D:	PIXDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the MSCI EAFE Net Dividend Index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments. The Fund may invest in comment stocks, options, futures, options on futures and swaps. The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the performance of the Index.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly benefited performance as profits from short exposure to the British pound and the euro largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	-19.40%	-27.23%	-1.43%
FTSE RAFI™ 1000 Index	-12.23%	-24.33%	0.76%
S&P 500 Index	-10.87%	-21.98%	1.30%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	1.20%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.70%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	57.7%
Corporate Bonds & Notes	19.2%
Short-Term Instruments	8.3%
Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%
Other	5.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$805.97	$1,015.09
Expenses Paid During Period†	$9.01	$10.05

† Expenses are equal to the net annualized expense ratio of 1.99% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Class D:	PPUDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to the international equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	-26.13%	-31.19%	-12.10%
MSCI EAFE Net Dividend Index (USD Unhedged)	-22.35%	-30.50%	-10.79%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	-9.71%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.54%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	11.1%
Asset-Backed Securities	6.9%
Mortgage-Backed Securities	4.4%
Other	2.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$738.72	$1,015.29
Expenses Paid During Period†	$8.50	$9.85

† Expenses are equal to the net annualized expense ratio of 1.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Class D:	PIPDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to international equity markets detracted from absolute performance over this period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•	Currency strategies slightly benefited performance as profits from short exposure to the British pound largely offset depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	-17.42%	-31.10%	5.62%
MSCI EAFE Net Dividend Hedged USD Index	-14.21%	-29.27%	6.73%
Lipper International Multi-Cap Core Funds Average	-21.45%	-29.55%	8.26%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 2.01%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	55.5%
Corporate Bonds & Notes	14.0%
U.S. Treasury Obligations	11.8%
Short-Term Instruments	7.4%
Mortgage-Backed Securities	4.5%
Other	6.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$825.83	$1,010.18
Expenses Paid During Period†	$13.59	$14.97

† Expenses are equal to the net annualized expense ratio of 2.92% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	15

PIMCO Real Return Fund
	Class D:	PRRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class D	-6.76%	3.33%	4.19%	6.97%	6.71%
Lehman Brothers U.S. TIPS Index	-3.81%	6.20%	5.15%	7.11%	6.68%
Lipper Treasury Inflation Protected Securities Funds Average	-4.87%	3.95%	4.09%	6.16%	6.03%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	49.8%
U.S. Government Agencies	29.3%
Corporate Bonds & Notes	10.4%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.0%
Other	3.9%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$932.45	$1,020.56
Expenses Paid During Period†	$4.36	$4.56

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $4.12 for Class D based upon the Fund’s actual performance, and $4.31 for Class D based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund
	Class D:	PETDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Real Estate Investment Trusts (“REITs”) declined 0.87% as measured by the Fund’s benchmark index, the Dow Jones Wilshire Real Estate Investment Trust Index, which detracted from total return performance through the Fund’s derivative exposure to the Index.

•	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class D	-8.56%	-11.60%	13.91%
Dow Jones Wilshire Real Estate Investment Trust Index	-0.87%	-12.47%	13.33%
Lipper Real Estate Funds Average	-3.35%	-14.61%	11.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	54.3%
U.S. Government Agencies	28.0%
Corporate Bonds & Notes	8.0%
Short-Term Instruments	5.4%
Asset-Backed Securities	2.5%
Other	1.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$914.43	$1,019.10
Expenses Paid During Period†	$5.71	$6.02

† Expenses are equal to the net annualized expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%. If this fee reduction has been in effect during the six-month period ended September 30, 2008, the “Expenses Paid During Period” amounts would have been $5.47 for Class D based upon the Fund’s actual performance, and $5.77 for Class D based upon a hypothetical 5% return.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	17

PIMCO Small Cap StocksPLUS® TR Fund
	Class D:	PCKDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	-1.44%	-12.53%	-2.12%
Russell 2000® Index	-0.54%	-14.48%	-3.43%
Lipper Specialty Diversified Equity Funds Average	-6.00%	-10.54%	0.08%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.83%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	64.3%
Corporate Bonds & Notes	13.0%
Short-Term Instruments	12.1%
Asset-Backed Securities	6.1%
Mortgage-Backed Securities	2.2%
Other	2.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$985.59	$1,016.95
Expenses Paid During Period†	$8.06	$8.19

† Expenses are equal to the net annualized expense ratio of 1.62% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class D:	PSPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a shortduration portfolio of fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period as the S&P 500 Index declined sharply.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed the profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class D	-18.26%	-28.82%	2.41%	1.83%	7.84%
S&P 500 Index	-10.87%	-21.98%	5.17%	3.06%	8.55%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	2.71%	7.56%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.00%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	31.2%
U.S. Government Agencies	27.8%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	9.0%
Short-Term Instruments	8.2%
Convertible Preferred Stocks	2.4%
Other	8.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$817.37	$1,018.40
Expenses Paid During Period†	$6.06	$6.73

† Expenses are equal to the net annualized expense ratio of 1.33% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	19

PIMCO StocksPLUS® Total Return Fund
	Class D:	PSTDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class D	-19.58%	-27.21%	3.31%	4.22%
S&P 500 Index	-10.87%	-21.98%	5.17%	4.59%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	3.55%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.07%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	62.3%
Corporate Bonds & Notes	18.3%
Mortgage-Backed Securities	6.8%
Asset-Backed Securities	6.6%
Short-Term Instruments	1.7%
Other	4.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$804.21	$1,010.03
Expenses Paid During Period†	$13.57	$15.12

† Expenses are equal to the net annualized expense ratio of 3.00% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Class D:	PSSDX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	The Fund’s short equity exposure to U.S. equity markets benefited absolute performance over the period.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies generally benefited performance as profits from short exposure to the British pound and the euro outweighed depreciation of a basket of emerging markets currencies versus the U.S. dollar.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class D	4.33%	27.33%	2.97%	3.13%
Inverse of S&P 500 Index	10.20%	25.04%	-5.94%	-5.92%
Lipper Dedicated Short Bias Funds Average	6.57%	22.44%	-5.59%	-6.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.63%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	19.4%
Short-Term Instruments	17.8%
Asset-Backed Securities	4.6%
Mortgage-Backed Securities	3.5%
Other	3.1%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,043.33	$1,016.85
Expenses Paid During Period†	$8.40	$8.29

† Expenses are equal to the net annualized expense ratio of 1.64% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	21

PIMCO CommodityRealReturn Strategy Fund®
	Class D:	PCRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities declined 16.07% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Index Total Return. All commodity sectors declined during the period, which detracted from the Fund’s total return performance through the Fund’s derivative exposure to the Index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance during the period as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Index Total Return.

•	An underweight to U.S. TIPS duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class D	-23.19%	-4.18%	10.24%	14.40%
Dow Jones-AIG Commodity Index Total Return	-16.07%	-3.66%	10.15%	11.73%
Lipper Commodities Funds Average	-14.91%	-1.14%	11.15%	14.05%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	46.1%
U.S. Government Agencies	24.5%
Short-Term Instruments	13.7%
Corporate Bonds & Notes	8.6%
Foreign Currency-Denominated Issues	2.3%
Other	4.8%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$768.10	$1,018.80
Expenses Paid During Period†	$5.54	$6.33

† Expenses are equal to the net annualized expense ratio of 1.28% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.28% for the Class D reflects net annualized expenses after application of an expense waiver of 0.08%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue- chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2008	23

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index*	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

24	PIMCO Funds

Schedule of Investments All Asset Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	28,128,131	$384,511
Convertible Fund	32,674,360	338,833
Developing Local Markets Fund	145,714,514	1,445,488
Diversified Income Fund	40,874,488	392,804
Emerging Local Bond Fund	154,482,082	1,384,159
Emerging Markets Bond Fund	90,553,007	855,726
Floating Income Fund	36,748,405	307,952
Foreign Bond Fund (Unhedged)	681,509	6,549
Fundamental Advantage Total Return Strategy Fund	57,924,949	557,817
Fundamental IndexPLUSTM Fund	21,033,538	163,851
Fundamental IndexPLUSTM TR Fund	39,500,915	300,602
Global Bond Fund (Unhedged)	786,913	7,358
GNMA Fund	11,179,847	125,550
High Yield Fund	44,848,070	354,300
Income Fund	23,155,875	213,960
International StocksPLUS® TR Strategy Fund (Unhedged)	5,440,884	38,413
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	39,102,276	333,151
Investment Grade Corporate Bond Fund	113,994,980	1,088,652
Long Duration Total Return Fund	32,655,061	315,121
Long-Term U.S. Government Fund	1,034,295	11,046
Low Duration Fund	4,523,708	43,066
Real Return Asset Fund	286,274,428	3,065,999
Real Return Fund	134,009,664	1,401,741
RealEstateRealReturn Strategy Fund	124,730,821	691,009
Short-Term Fund	1,207,545	11,653
Small Cap StocksPLUS® TR Fund	41,351,787	368,858
StocksPLUS® Fund	1,364,517	10,534
StocksPLUS® Total Return Fund	5,473,299	43,513
Total Return Fund	49,205,026	505,828

Total PIMCO Funds (Cost $16,111,040)		14,768,044

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,490	4,490

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $4,580. Repurchase proceeds are $4,490.)

Total Short-Term Instruments (Cost $4,490)		4,490

Total Investments 100.0% (Cost $16,115,530)		$14,772,534

Other Assets and Liabilities (Net) (0.0%)		(6,138)

Net Assets 100.0%		$14,766,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$14,768,044	$4,490	$0	$14,772,534
Other Financial Instruments ++	0	0	0	0

Total	$14,768,044	$4,490	$0	$14,772,534

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments All Asset All Authority Fund	(Unaudited) September 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 108.7%
CommodityRealReturn Strategy Fund®	2,732,678	$37,356
Convertible Fund	2,929,153	30,375
Developing Local Markets Fund	13,376,452	132,694
Diversified Income Fund	2,697,324	25,921
Emerging Local Bond Fund	14,380,415	128,848
Emerging Markets Bond Fund	8,101,562	76,560
European StocksPLUS® TR Strategy Fund	137,498	990
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,381,873	11,912
Foreign Bond Fund (Unhedged)	977,937	9,398
Fundamental Advantage Total Return Strategy Fund	6,668,614	64,219
Fundamental IndexPLUSTM Fund	116,811	910
Fundamental IndexPLUSTM TR Fund	451,648	3,437
Global Bond Fund (Unhedged)	26,152	244
GNMA Fund	60	1
High Yield Fund	4,555,363	35,987
Income Fund	4,723,833	43,648
Investment Grade Corporate Bond Fund	15,753,594	150,447
Japanese StocksPLUS® TR Strategy Fund	1,948,967	16,118
Long Duration Total Return Fund	2,691,976	25,978
Long-Term U.S. Government Fund	392,437	4,191
Low Duration Fund	77,656	739
Real Return Asset Fund	31,456,135	336,895
Real Return Fund	6,869,396	71,854
RealEstateRealReturn Strategy Fund	9,370,007	51,910
Short-Term Fund	66	1
Small Cap StocksPLUS® TR Fund	1,062,107	9,474
StocksPLUS® Fund	145,318	1,122
StocksPLUS® Total Return Fund	222,590	1,770
StocksPLUS® TR Short Strategy Fund	20,499,981	200,490
Total Return Fund	4,144,044	42,601

Total PIMCO Funds (Cost $1,608,213)		1,516,090

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$329	$329

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $339. Repurchase proceeds are $329.)

Total Short-Term Instruments (Cost $329)		329

Total Investments 108.7% (Cost $1,608,542)		$1,516,419

Other Assets and Liabilities (Net) (8.7%)		(121,660)

Net Assets 100.0%		$1,394,759

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,516,090	$329	$0	$1,516,419
Other Financial Instruments ++	0	0	0	0

Total	$1,516,090	$329	$0	$1,516,419

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Tax Efficient Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.1%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$68

Total Corporate Bonds & Notes (Cost $100)		68

MUNICIPAL BONDS & NOTES 82.7%

ARIZONA 4.7%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	81

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	221

		302

CALIFORNIA 6.6%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	260

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	70

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	92

		422

COLORADO 2.7%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	84

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	87

		171

FLORIDA 3.7%

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	250	235

GEORGIA 0.2%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	100	13

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	181

ILLINOIS 4.3%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	92

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	181

		273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IOWA 1.1%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	$100	$67

MARYLAND 1.7%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	150	108

MICHIGAN 1.1%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	71

MISSISSIPPI 4.3%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	300	277

NEW JERSEY 1.5%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	97

NEW YORK 1.5%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	95

NORTH CAROLINA 7.4%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	141

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	237

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	92

		470

OHIO 4.9%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	82
5.875% due 06/01/2047	300	227

		309

PENNSYLVANIA 9.9%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	229

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	200	177

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	224

		630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 5.9%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	$150	$145

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	234

		379

TENNESSEE 4.6%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	293

TEXAS 7.6%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	150

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	119

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	137

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	81

		487

WEST VIRGINIA 2.3%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	147

WYOMING 3.9%

Campbell County, Wyoming Recreation Project Revenue Bonds, Series 2008
5.250% due 06/15/2019	250	251

Total Municipal Bonds & Notes (Cost $5,788)		5,278

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	3

Total Convertible Preferred Stocks (Cost $30)		3

Total Investments 83.9% (Cost $5,918)		$5,349

Other Assets and Liabilities (Net) 16.1%		1,028

Net Assets 100.0%		$6,377

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $256 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index December Futures	Short	12/2008	14	$33

(b)	Swap agreements outstanding on September 30, 2008:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.250%	$1,118	02/27/2009	MLP	$(98)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.250%	3,044	03/31/2009	MLP	(394)
Pay	S&P 500 Index	954	1-Month USD-LIBOR less 0.050%	2,000	03/31/2009	MLP	231
Pay	FTSE eRAFI 1000 Index	14,431	3-Month USD-LIBOR plus 0.250%	1,720	04/30/2009	MLP	251
Receive	FTSE eRAFI 1000 Index	38,213	3-Month USD-LIBOR plus 0.250%	4,555	04/30/2009	MLP	(666)
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	503

							$(173)

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$3	$5,346	$0	$5,349
Other Financial Instruments ++	34	734	(908)	(140)

Total	$37	$6,080	$(908)	$5,209

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(857)	0	(908)

Total	$(51)	$0	$0	$0	$(857)	$0	$(908)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental Advantage Total Return Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 25.0%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$600	$580

American Express Bank FSB
5.500% due 04/16/2013	800	733

American Express Co.
7.000% due 03/19/2018	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	553

American International Group, Inc.
2.895% due 10/18/2011	6,500	3,861

ANZ National International Ltd.
6.200% due 07/19/2013	900	894

Bank of America Corp.
8.000% due 12/29/2049	7,800	6,182
8.125% due 12/29/2049	4,700	3,803

Bank of Scotland PLC
2.875% due 12/08/2010	7,000	6,311

Bear Stearns Cos. LLC
2.901% due 02/23/2010	400	394
2.999% due 11/28/2011	2,800	2,688
3.029% due 01/31/2011	400	391
3.084% due 09/09/2009	4,900	4,841
7.250% due 02/01/2018	2,000	1,928

Capital One Financial Corp.
3.097% due 09/10/2009	5,200	4,852

Citigroup, Inc.
5.500% due 04/11/2013	1,800	1,573
8.400% due 04/29/2049	4,900	3,341

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	10,600	10,295

General Electric Capital Corp.
5.875% due 01/14/2038	800	590

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,000	4,165

Hartford Life Global Funding Trusts
2.854% due 11/15/2009	7,800	7,617

HSBC Finance Corp.
3.012% due 08/09/2011	3,200	2,772

International Lease Finance Corp.
3.138% due 07/13/2012	8,500	5,580

JPMorgan Chase & Co.
6.625% due 03/15/2012	8,800	8,659

KeyBank N.A.
5.061% due 06/02/2010	1,200	1,195

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,144
3.375% due 01/26/2017 (a)	900	117

Merrill Lynch & Co., Inc.
3.000% due 07/25/2011	400	346
3.004% due 02/15/2011	1,600	1,352
3.014% due 02/05/2010	4,200	3,984
4.610% due 05/20/2009	3,800	3,710

Monumental Global Funding II
3.254% due 09/22/2009	7,300	7,243

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	489

Morgan Stanley
2.912% due 02/09/2009	1,400	1,220
3.271% due 10/15/2015	5,700	3,114
4.904% due 05/14/2010	1,200	876

National Australia Bank Ltd.
5.350% due 06/12/2013	700	673

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nationwide Life Global Funding I
5.450% due 10/02/2012	$6,300	$6,314

Northern Rock PLC
2.866% due 10/20/2009	5,000	4,902

Pacific Life Global Funding
3.434% due 06/22/2011	20,500	20,441

Premium Asset Trust
2.648% due 02/15/2009	5,000	4,931
3.039% due 10/08/2009	4,000	3,760

Pricoa Global Funding I
2.896% due 01/30/2012	900	867
3.969% due 09/27/2013	700	658

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	895

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	9,000	8,698

TD North America LP
3.039% due 10/15/2009	6,800	6,802

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

UBS AG
3.714% due 05/05/2010	2,800	2,789
5.750% due 04/25/2018	400	349

Wachovia Corp.
2.961% due 06/01/2010	2,700	2,088
3.089% due 06/15/2017	1,000	423
5.750% due 02/01/2018	1,000	751
7.980% due 02/28/2049	600	251

		173,961

INDUSTRIALS 10.3%

Amgen, Inc.
6.900% due 06/01/2038	3,300	3,200

CVS Caremark Corp.
3.111% due 06/01/2010	10,000	9,581

Dell, Inc.
5.650% due 04/15/2018	1,600	1,472

Gaz Capital S.A.
7.343% due 04/11/2013	100	91
8.146% due 04/11/2018	600	528
8.625% due 04/28/2034	3,300	3,086

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	9,400	9,365

Home Depot, Inc.
2.944% due 12/16/2009	14,400	13,552

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	4,660	4,487

Norfolk Southern Corp.
5.750% due 04/01/2018	3,600	3,476

Oracle Corp.
5.750% due 04/15/2018	3,500	3,256

Philip Morris International, Inc.
6.375% due 05/16/2038	400	352

Reynolds American, Inc.
3.519% due 06/15/2011	4,700	4,477

Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	3,655

Time Warner, Inc.
3.034% due 11/13/2009	5,800	5,570

Tyco International Group S.A.
6.125% due 01/15/2009	3,700	3,712

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	$2,200	$2,008

		71,868

UTILITIES 3.4%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,244

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	7,800	7,762

Dominion Resources, Inc.
3.866% due 06/17/2010	4,000	3,996

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	9,400	9,900

Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,029

		23,931

Total Corporate Bonds & Notes (Cost $296,860)		269,760

MUNICIPAL BONDS & NOTES 0.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,600	1,666

Total Municipal Bonds & Notes (Cost $1,703)		1,768

U.S. GOVERNMENT AGENCIES 55.4%

Fannie Mae
4.249% due 03/01/2034	1,089	1,096
4.314% due 07/01/2035	1,454	1,445
5.000% due 04/01/2034 - 10/01/2038	64,985	63,274
5.000% due 02/01/2036 - 05/01/2038 (e)	30,801	30,045
5.500% due 12/01/2036 - 07/01/2038 (e)	70,483	70,357
5.500% due 05/01/2037 - 11/01/2038	127,748	127,309
5.969% due 12/01/2034	1,382	1,416
6.000% due 08/01/2036 - 08/01/2038	25,548	25,885
6.000% due 11/01/2036 - 05/01/2038 (e)	33,462	33,935

Freddie Mac
4.875% due 06/13/2018	1,000	1,015
5.000% due 02/15/2016	1,424	1,430
5.500% due 09/01/2037 - 09/01/2038 (e)	21,000	20,909

Ginnie Mae
6.000% due 09/15/2037 - 10/01/2038	1,992	2,023

Small Business Administration
5.490% due 03/01/2028	492	491
6.020% due 08/01/2028	5,200	5,321

Total U.S. Government Agencies (Cost $383,4643)		385,951

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,989	3,468
2.625% due 07/15/2017	2,122	2,182

Total U.S. Treasury Obligations (Cost $6,047)		5,650

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.2%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	$7,100	$6,052

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,951

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	1,600	1,370

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,300	1,924

WaMu Mortgage Pass-Through Certificates
5.695% due 06/25/2037	4,081	3,332

Total Mortgage-Backed Securities (Cost $15,918)		15,629

ASSET-BACKED SECURITIES 16.4%

Access Group, Inc.
4.093% due 10/27/2025	3,400	3,361

Argent Securities, Inc.
3.407% due 10/25/2035	3,911	3,701

Asset-Backed Funding Certificates
3.247% due 09/25/2036	320	318

Asset-Backed Securities Corp. Home Equity
3.367% due 06/25/2035	521	514

BA Credit Card Trust
2.528% due 11/17/2014	1,700	1,596
2.688% due 01/15/2013	9,400	9,164
2.708% due 04/16/2012	955	941
3.068% due 04/15/2013	1,900	1,860
3.188% due 12/15/2014	3,000	2,869
3.688% due 12/16/2013	4,100	4,030

Centex Home Equity
3.307% due 06/25/2036	5,159	5,055

Chase Issuance Trust
2.938% due 01/15/2012	3,500	3,451
3.138% due 11/15/2011	4,600	4,563
3.238% due 08/17/2015	4,500	4,264
4.319% due 09/15/2015	6,800	6,783

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Credit Card Issuance Trust
2.866% due 07/25/2011	$1,345	$1,329
3.194% due 03/22/2012	589	574

Daimler Chrysler Auto Trust
3.417% due 07/08/2011	1,100	1,094
3.967% due 09/10/2012	400	393

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,300	4,255
3.688% due 12/15/2010	3,200	3,178
3.908% due 06/15/2012	2,700	2,632

IXIS Real Estate Capital Trust
3.547% due 02/25/2036	4,950	4,609

Long Beach Mortgage Loan Trust
3.267% due 12/25/2036	710	656
3.347% due 11/25/2035	1,060	1,051

MASTR Asset-Backed Securities Trust
3.327% due 12/25/2035	1,789	1,773

SLM Student Loan Trust
2.920% due 10/26/2015	4,357	4,349
3.364% due 10/25/2017	10,600	10,299
3.480% due 07/25/2013	3,457	3,454
4.173% due 04/25/2023	6,700	6,725

South Carolina Student Loan Corp.
3.311% due 09/02/2014	958	954
3.361% due 03/01/2018	2,400	2,346
3.561% due 03/02/2020	3,100	2,973
3.811% due 09/03/2024	1,400	1,334

Structured Asset Securities Corp.
3.317% due 01/25/2037	10,000	7,827

Total Asset-Backed Securities (Cost $116,798)		114,275

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Wachovia Corp.
7.500% due 12/31/2049	8,000	3,140

Total Convertible Preferred Stocks (Cost $8,000)		3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 16.8%

COMMERCIAL PAPER 2.0%

Federal Home Loan Bank
0.100% due 10/07/2008	$14,000	$14,000

REPURCHASE AGREEMENTS 14.0%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	82,900	82,900
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $84,668. Repurchase proceeds are $82,901.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,450	4,450
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $4,542. Repurchase proceeds are $4,450.)
1.000% due 10/01/2008	10,335	10,335
(Dated 09/30/2008. Collateralized by Freddie Mac 5.250% due 12/24/2008 valued at $10,543. Repurchase proceeds are $10,335.)

		97,685

U.S. TREASURY BILLS 0.8%
1.358% due 12/11/2008 - 12/26/2008 (b)(d)	5,500	5,448

Total Short-Term Instruments (Cost $117,167)		117,133

PURCHASED OPTIONS (h) 0.5%
(Cost $2,138)		3,252

Total Investments 131.6% (Cost $948,095)		$916,558

Written Options (i) (0.0%) (Premiums $69)		(115)

Other Assets and Liabilities (Net) (31.6%)		(219,980)

Net Assets 100.0%		$696,463

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $75,081 at a weighted average interest rate of 2.529%. On September 30, 2008, securities valued at $155,068 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $46,012 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	42	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	90
90-Day Eurodollar December Futures	Long	12/2008	1,168	(837)
90-Day Eurodollar December Futures	Long	12/2009	83	56
90-Day Eurodollar June Futures	Long	06/2009	602	472
90-Day Eurodollar June Futures	Long	06/2010	7	2
90-Day Eurodollar March Futures	Long	03/2009	368	171
90-Day Eurodollar March Futures	Long	03/2010	77	44
90-Day Eurodollar September Futures	Long	09/2009	322	378

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	7	$2
E-mini S&P 500 Index December Futures	Short	12/2008	843	1,997
S&P 500 Index December Futures	Short	12/2008	2,171	14,279
U.S. Treasury 10-Year Note December Futures	Long	12/2008	524	(550)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	23	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	13	31

				$16,247

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$5,000	$(10)	$0	$(10)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	1,300	(689)	(241)	(448)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	5,000	(2,648)	(892)	(1,756)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	DUB	4.260%	1,900	(142)	0	(142)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	2.200%	06/20/2013	RBS	4.260%	1,000	(75)	0	(75)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	200	(19)	0	(19)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	2,600	(300)	0	(300)

						$(3,883)	$(1,133)	$(2,750)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$1,000	$5	$(5)	$10
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	27,900	154	(151)	305
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	40,200	222	(321)	543

					$393	$(485)	$878

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	$500	$7	$0	$7
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	10,000	141	0	141
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	2,400	3	0	3
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4

					$155	$0	$155

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	$234	$(61)	$295
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	52	(18)	70
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	5	2	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		7,300	79	143	(64)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,700	40	74	(34)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,300	57	21	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		800	(30)	(3)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	28	(112)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(18)	(5)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		800	(29)	6	(35)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		400	(18)	6	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		8,600	(384)	78	(462)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		10,700	(477)	122	(599)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	51	12	39
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	(9)	(21)	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	(39)	(117)	78
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	(33)	(94)	61
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	21	(1)	22

							$(589)	$177	$(766)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$(2)	$(14)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	FTSE eRAFI 1000 Index	1,748,018	1-Month USD-LIBOR plus 0.200%	$182,618	03/13/2009	CSFB	$(4,480)
Receive	FTSE eRAFI 1000 Index	4,730,066	1-Month USD-LIBOR plus 0.250%	527,816	02/27/2009	MLP	(46,341)
Receive	FTSE eRAFI 1000 Index	177,617	1-Month USD LIBOR plus 0.170%	47,820	08/31/2009	UBS	(1,738)

							$(52,559)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	1,443	$41	$0
Call - CME S&P 500 Index December Futures	1,725.000	12/18/2008	132	4	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	980	18	15

				$63	$15

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$23,000	$539	$960
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	60,000	1,519	2,276
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	53,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	91,800	10	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	8,000	1	0

				$2,075	$3,237

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	61	$34	$37
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	61	35	78

				$69	$115

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	73	$81
Sales	547	329
Closing Buys	(98)	(89)
Expirations	(366)	(227)
Exercised	(34)	(25)

Balance at 09/30/2008	122	$69

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$22,500	$23,013	$22,771
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,498	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,900	2,901	2,921
U.S. Treasury Notes	2.125%	04/30/2010	2,800	2,799	2,841
U.S. Treasury Notes	2.375%	08/31/2010	11,000	11,085	11,124
U.S. Treasury Notes	3.500%	02/15/2010	1,500	1,539	1,541
U.S. Treasury Notes	4.250%	08/15/2013	400	423	427

				$43,258	$43,130

(7)	Market value includes $77 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	801	11/2008	$0	$(2)	$(2)
Buy		BOA	597	11/2008	0	(1)	(1)
Buy		DUB	2,906	11/2008	0	(7)	(7)
Buy		HSBC	645	11/2008	0	(1)	(1)
Buy		JPM	2,969	11/2008	0	(6)	(6)
Buy		UBS	605	11/2008	0	(1)	(1)
Buy		BCLY	4,654	07/2009	0	(48)	(48)
Buy		DUB	14,457	07/2009	0	(150)	(150)
Buy		HSBC	4,723	07/2009	0	(44)	(44)
Buy		JPM	4,507	07/2009	0	(49)	(49)
Buy	EUR	BCLY	328	10/2008	0	(23)	(23)
Buy		BOA	60	10/2008	0	(4)	(4)
Buy		CITI	1,448	10/2008	6	0	6
Sell		CITI	1,448	10/2008	0	(5)	(5)
Buy		DUB	100	10/2008	0	(5)	(5)
Buy		GSC	471	10/2008	0	(26)	(26)
Buy		HSBC	91	10/2008	0	(6)	(6)
Buy		JPM	24	10/2008	0	(2)	(2)
Buy		MSC	30	10/2008	0	(2)	(2)
Buy		UBS	280	10/2008	0	(16)	(16)
Sell		UBS	2,832	10/2008	158	0	158
Buy	GBP	BOA	14	10/2008	0	(1)	(1)
Buy		UBS	332	10/2008	0	(26)	(26)
Sell		UBS	1,548	11/2008	54	0	54
Buy	MYR	BCLY	420	11/2008	0	(7)	(7)
Buy		BOA	420	11/2008	0	(8)	(8)
Buy		DUB	419	11/2008	0	(8)	(8)
Buy		HSBC	420	11/2008	0	(7)	(7)
Buy		JPM	375	11/2008	0	(7)	(7)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	8,200	11/2008	0	(10)	(10)
Buy		BCLY	1,900	02/2009	0	(2)	(2)
Buy	PHP	DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,250	02/2009	0	(2)	(2)
Buy		JPM	3,178	02/2009	0	(2)	(2)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,600	02/2009	0	(3)	(3)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(55)	(55)
Sell		JPM	16,183	05/2009	61	0	61

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	BCLY	87	11/2008	$0	$0	$0
Buy		JPM	2,186	11/2008	0	(86)	(86)
Sell		JPM	88	11/2008	0	0	0
Sell		MSC	88	11/2008	0	0	0
Sell		UBS	88	11/2008	0	0	0

					$279	$(637)	$(358)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$904,506	$12,052	$916,558
Short Sales, at value	0	(43,052)	0	(43,052)
Other Financial Instruments ++	16,247	(3,111)	(52,393)	(39,257)

Total	$16,247	$858,343	$(40,341)	$834,249

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$12,127	$74	$0	$(149)	$0	$12,052
Other Financial Instruments ++	(2,967)	0	0	0	(53,029)	3,603	(52,393)

Total	$(2,967)	$12,127	$74	$0	$(53,178)	$3,603	$(40,341)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

34	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUSTM Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	1,000	851

HCA, Inc.
6.012% due 11/18/2013	1,773	1,559

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	592	423

Total Bank Loan Obligations (Cost $3,471)		2,927

CORPORATE BONDS & NOTES 45.2%

BANKING & FINANCE 31.4%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	500	498

American Express Centurion Bank
2.648% due 11/16/2009	1,000	947
2.808% due 04/17/2009	900	877

American Express Credit Corp.
2.546% due 03/02/2009	10	10
2.547% due 11/09/2009	800	757

American General Finance Corp.
3.069% due 12/15/2011	1,600	879

American Honda Finance Corp.
2.874% due 03/09/2009	400	399

American International Group, Inc.
2.538% due 06/16/2009	800	480

ANZ National International Ltd.
2.842% due 08/07/2009	700	698

Bank of America Corp.
2.918% due 11/06/2009	400	391
3.076% due 09/18/2009	300	298
8.000% due 12/29/2049	9,500	7,530

Bank of Ireland
3.072% due 12/19/2008	1,400	1,398

Bank of Scotland PLC
2.829% due 07/17/2009	500	497

Bear Stearns Cos. LLC
2.901% due 08/21/2009	1,200	1,188
2.927% due 05/18/2010	2,900	2,842
2.931% due 10/22/2010	200	195
3.014% due 08/15/2011	700	680
3.061% due 07/16/2009	800	795
3.096% due 01/30/2009	1,500	1,491
3.111% due 02/23/2012	1,000	959

Capital One Financial Corp.
3.097% due 09/10/2009	13,700	12,784

CIT Group, Inc.
2.946% due 01/30/2009	100	90
5.000% due 11/24/2008	100	97

Citigroup Funding, Inc.
2.805% due 12/08/2008	200	199
3.190% due 04/23/2009	700	689
3.476% due 06/26/2009	700	684

Citigroup, Inc.
2.954% due 06/09/2009	200	197

Credit Agricole S.A.
2.809% due 05/28/2009	900	896
2.859% due 05/28/2010	1,000	992

East Lane Re Ltd.
8.801% due 05/06/2011	1,900	1,934

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
5.800% due 01/12/2009	300	285
8.625% due 11/01/2010	100	71

Foundation Re II Ltd.
9.557% due 11/26/2010	1,000	994

General Electric Capital Corp.
2.825% due 10/26/2009	100	99
2.849% due 03/12/2010	1,700	1,678

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	600	596
3.129% due 07/23/2009	600	569
3.250% due 12/23/2008	400	394
3.294% due 12/22/2008	1,000	986
3.812% due 03/30/2009	1,500	1,444

HSBC Finance Corp.
2.846% due 10/21/2009	600	569

ICICI Bank Ltd.
3.328% due 01/12/2010	1,400	1,360

International Lease Finance Corp.
3.031% due 05/24/2010	1,200	962
4.950% due 02/01/2011	4,300	3,182

JPMorgan Chase & Co.
7.000% due 11/15/2009	2,100	2,101

KeyBank N.A.
5.061% due 06/02/2010	700	697

Keycorp
3.529% due 05/26/2009	700	685

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	100	13
2.878% due 04/03/2009 (a)	800	104
2.881% due 10/22/2008 (a)	500	65
2.889% due 01/23/2009 (a)	600	78
2.907% due 11/16/2009 (a)	3,000	390
3.005% due 07/18/2011 (a)	200	26

Merrill Lynch & Co., Inc.
2.852% due 05/08/2009	600	584
2.893% due 12/04/2009	1,000	951
4.610% due 05/20/2009	2,700	2,636
5.054% due 05/12/2010	3,700	3,570

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,800	1,777

Morgan Stanley
2.912% due 02/09/2009	100	87
3.035% due 01/18/2011	200	130
3.071% due 01/15/2010	1,000	751
3.228% due 11/21/2008	700	691

Mystic Re Ltd.
9.111% due 12/05/2008	1,200	1,200

National Australia Bank Ltd.
2.858% due 09/11/2009	300	299

Osiris Capital PLC
5.641% due 01/15/2010	1,400	1,389

Residential Capital LLC
5.912% due 05/22/2009	1,100	500

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	300	299

SLM Corp.
2.880% due 01/26/2009	900	872
2.940% due 07/27/2009	1,550	1,365
2.959% due 12/15/2008	800	793
2.960% due 07/26/2010	300	228
3.000% due 01/26/2009	100	93

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
4.491% due 11/02/2009	$1,900	$1,881

Wachovia Bank N.A.
3.250% due 03/23/2009	400	376

Wachovia Corp.
7.980% due 02/28/2049	500	209

Wachovia Mortgage FSB
2.842% due 05/08/2009	1,100	1,094

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,293

		84,064

INDUSTRIALS 11.1%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	10	10

Anadarko Petroleum Corp.
3.219% due 09/15/2009	1,300	1,285

BP AMI Leasing, Inc.
3.486% due 06/26/2009	1,800	1,800

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Comcast Corp.
3.088% due 07/14/2009	400	391

Daimler Finance North America LLC
3.169% due 03/13/2009	700	698
3.241% due 08/03/2009	200	199
3.249% due 03/13/2009	300	299

Diageo Capital PLC
2.902% due 11/10/2008	500	499

General Mills, Inc.
2.921% due 01/22/2010	800	789

Home Depot, Inc.
2.944% due 12/16/2009	2,600	2,447

Hospira, Inc.
4.242% due 03/30/2010	1,200	1,166

International Business Machines Corp.
3.375% due 07/28/2011	2,300	2,299

Kimberly-Clark Corp.
2.899% due 07/30/2010	1,900	1,892

Mandalay Resort Group
6.500% due 07/31/2009	800	764

Pemex Project Funding Master Trust
3.411% due 12/03/2012	200	190

Reynolds American, Inc.
3.519% due 06/15/2011	700	667

Rockies Express Pipeline LLC
5.100% due 08/20/2009	1,700	1,699

SABMiller PLC
3.091% due 07/01/2009	5,000	4,979

Safeway, Inc.
4.119% due 03/27/2009	700	695

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	600	599

Walt Disney Co.
2.861% due 07/16/2010	2,900	2,892

Weyerhaeuser Co.
4.198% due 09/24/2009	1,700	1,682

Xerox Corp.
3.626% due 12/18/2009	1,000	994
9.750% due 01/15/2009	100	102

		29,642

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.7%

AT&T, Inc.
2.894% due 02/05/2010	$500	$498

Dominion Resources, Inc.
2.984% due 11/14/2008	2,000	1,996

Entergy Gulf States, Inc.
3.565% due 12/08/2008	91	91

NiSource Finance Corp.
3.381% due 11/23/2009	2,935	2,861

Southern California Edison Co.
2.891% due 02/02/2009	700	699

Telecom Italia Capital S.A.
3.281% due 02/01/2011	500	471
3.395% due 07/18/2011	400	374

Telefonica Emisiones SAU
3.504% due 06/19/2009	400	398

		7,388

Total Corporate Bonds & Notes (Cost $133,178)		121,094

U.S. GOVERNMENT AGENCIES 22.6%

Fannie Mae
3.267% due 12/25/2036	419	404
3.307% due 01/25/2021	629	619
3.557% due 09/25/2042	124	122
3.607% due 05/25/2031	162	157
4.278% due 06/01/2043 (e)	475	474
4.278% due 07/01/2044	105	105
4.445% due 05/01/2035	69	70
4.489% due 05/01/2035	59	60
4.511% due 07/01/2034	20	20
4.600% due 07/01/2034	27	27
4.637% due 07/01/2035	177	178
4.696% due 12/01/2033	57	57
4.885% due 09/01/2035	95	96
4.927% due 09/01/2035	234	236
4.965% due 11/01/2035	140	141
4.980% due 06/01/2035	372	374
5.000% due 03/01/2039	6,000	5,744
5.009% due 11/01/2035	33	34
5.220% due 08/01/2035 (e)	1,328	1,337
5.405% due 05/01/2036 - 09/01/2036 (e)	1,436	1,468
5.438% due 07/01/2036 (e)	674	689
5.500% due 02/01/2036 - 07/01/2038 (e)	17,373	17,342
5.530% due 08/01/2036 (e)	747	765
5.925% due 10/01/2034	17	17
6.000% due 10/01/2037 - 09/01/2038 (e)	4,000	4,056
6.156% due 11/01/2034	40	40

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (e)	13,242	12,948
2.718% due 02/15/2019 (e)	5,056	4,930
2.838% due 12/15/2030	38	38
2.888% due 06/15/2018	24	24
3.247% due 12/25/2036	1,970	1,897
3.467% due 08/25/2031	38	35
4.278% due 02/25/2045	87	79
4.692% due 06/01/2035	215	213
4.706% due 08/01/2035	304	307
4.943% due 09/01/2035	155	154
5.000% due 07/15/2020 - 07/15/2024	314	315
5.278% due 09/01/2035	118	119
5.500% due 09/01/2038 (e)	2,000	1,991
5.500% due 10/01/2038	2,000	1,987
6.000% due 01/01/2037 - 09/01/2038 (e)	897	909

Total U.S. Government Agencies (Cost $60,734)		60,578

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Notes
3.125% due 11/30/2009	$3,400	$3,450

Total U.S. Treasury Obligations (Cost $3,436)		3,450

MORTGAGE-BACKED SECURITIES 19.6%

Banc of America Funding Corp.
6.129% due 01/20/2047	1,055	716

Banc of America Mortgage Securities, Inc.
4.519% due 07/25/2034	662	623
5.147% due 05/25/2033	818	803

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	7,435	6,922
4.666% due 07/25/2034	577	544
4.750% due 10/25/2035	226	222

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	582	357
5.048% due 12/25/2033	674	620

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	1,094	985

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,091	869
5.772% due 12/26/2046	604	481

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	13	12

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	53	51

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	2,387	2,278

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	568	346
3.855% due 02/25/2036	1,311	782
4.500% due 06/25/2035	157	155

Countrywide Home Loan Mortgage Pass-Through Trust
4.797% due 11/25/2034	959	844

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	2,054	1,942

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	807	698

GMAC Mortgage Corp. Loan Trust
5.353% due 11/19/2035	54	45

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	563	484
3.287% due 01/25/2047	767	729
3.477% due 11/25/2045	26	16

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	637	622

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	726	652

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	252	232
3.250% due 05/19/2035	51	33

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	265	250

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	192	180
3.307% due 01/25/2037	149	143
5.048% due 12/25/2034	317	259

JPMorgan Mortgage Trust
5.021% due 02/25/2035	884	771

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	34	31

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	$503	$498

Mellon Residential Funding Corp.
2.928% due 12/15/2030	317	294

Merrill Lynch Floating Trust
2.558% due 06/15/2022	2,607	2,372

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	535	435
5.279% due 05/25/2033	675	616

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	163	147
4.207% due 10/25/2035	266	242
4.434% due 01/25/2029	273	275

Morgan Stanley Capital I
2.548% due 10/15/2020	251	226

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	170	161

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	710	615
5.344% due 01/25/2035	1,120	820
5.535% due 08/25/2035	493	399

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	233	145
3.307% due 09/25/2047	1,491	1,423
3.337% due 03/25/2037	1,237	780
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	429	406
5.034% due 10/25/2035	218	185

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	1,607	1,526

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	2,601	2,428
3.317% due 03/25/2046	1,858	1,795
3.317% due 11/25/2046	1,266	1,214
3.327% due 09/25/2046	412	387
3.337% due 06/25/2037	1,307	1,252

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	1,057	935
2.578% due 09/15/2021	3,088	2,822

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	34	22
3.497% due 10/25/2045	35	22
3.585% due 01/25/2047	374	225
3.847% due 12/25/2027	1,270	1,116
3.855% due 02/25/2046	2,491	1,494
3.948% due 02/27/2034	530	500
4.055% due 11/25/2042	68	61
4.198% due 10/25/2046	434	282
4.198% due 12/25/2046	2,476	1,512
4.274% due 05/25/2041	13	12

Total Mortgage-Backed Securities (Cost $60,468)		52,384

ASSET-BACKED SECURITIES 18.3%

ACE Securities Corp.
3.257% due 12/25/2036	245	230
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	51	50

Argent Securities, Inc.
3.257% due 09/25/2036	111	109

Asset-Backed Funding Certificates
3.267% due 11/25/2036	286	275
3.267% due 01/25/2037	355	335

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	151	150
3.257% due 12/25/2036	490	470

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.482% due 09/25/2034	$46	$41

Atrium CDO Corp.
3.225% due 06/27/2015	2,973	2,842

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	481	456
3.287% due 10/25/2036	229	220

Carrington Mortgage Loan Trust
3.527% due 10/25/2035	631	598

Chase Issuance Trust
4.319% due 09/15/2015	2,900	2,893

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	99	98
3.267% due 01/25/2037	444	437

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	72	72
3.257% due 05/25/2037	2,879	2,796
3.257% due 06/25/2037	2,275	2,212
3.257% due 03/25/2047	58	57
3.257% due 05/25/2047	304	293
3.267% due 03/25/2037	105	103
3.277% due 06/25/2037	688	662
3.287% due 06/25/2037	417	400
3.317% due 10/25/2046	88	85

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	452	435
3.327% due 07/25/2037	1,006	938

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	988	929
3.257% due 11/25/2036	684	644
3.257% due 12/25/2036	288	280
3.267% due 06/25/2036	245	243

Ford Credit Auto Owner Trust
2.508% due 12/15/2009	230	230
3.088% due 07/15/2010	1,489	1,487

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	444	418
3.277% due 02/25/2037	55	54

GSAMP Trust
3.247% due 10/25/2046	237	231
3.277% due 09/25/2036	76	74
3.277% due 12/25/2036	647	596

GSR Mortgage Loan Trust
3.307% due 11/25/2030	1	1

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	460	448
3.458% due 01/20/2035	958	815

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	244	238
3.287% due 07/25/2037	863	828

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	337	323
3.257% due 08/25/2036	49	48

Lehman XS Trust
3.277% due 05/25/2046	94	91
3.327% due 11/25/2036	504	476

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	81	79
3.487% due 10/25/2034	6	5

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	464	454

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,100	2,081

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	$128	$126
3.277% due 08/25/2036	791	770

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	105	103
3.257% due 10/25/2036	162	158
3.257% due 11/25/2036	862	833
3.267% due 05/25/2037	2,275	2,125

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	251	242

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	612	593
3.327% due 04/25/2037	2,546	2,463

Option One Mortgage Loan Trust
3.247% due 02/25/2037	378	373
3.257% due 01/25/2037	429	413

Park Place Securities, Inc.
3.467% due 09/25/2035	247	234
3.519% due 10/25/2034	236	199

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	117	116
3.287% due 10/25/2036	582	543
3.307% due 08/25/2046	1,603	1,543

Residential Asset Securities Corp.
3.267% due 10/25/2036	129	127
3.277% due 11/25/2036	442	435

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	786	715

Saxon Asset Securities Trust
3.267% due 10/25/2046	45	44

SBI HELOC Trust
3.377% due 08/25/2036	76	74

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	280	274
3.337% due 05/25/2037	890	782

SLC Student Loan Trust
2.784% due 02/15/2015	676	671

SLM Student Loan Trust
2.800% due 10/25/2016	750	744
2.810% due 10/26/2015	206	205
3.050% due 07/25/2013	283	281
3.300% due 10/25/2017	700	669

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	25	25
3.267% due 12/25/2036	119	118
3.287% due 01/25/2037	1,383	1,351
3.307% due 10/25/2036	94	93

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	329	316
3.267% due 01/25/2038	1,193	1,103

Structured Asset Securities Corp.
3.257% due 10/25/2036	557	529

Total Asset-Backed Securities (Cost $51,510)		49,028

SOVEREIGN ISSUES 0.0%

Korea Development Bank
3.092% due 11/22/2012	100	97

Total Sovereign Issues (Cost $100)		97

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	$1,068

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	700	980

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $3,308)			2,975

		SHARES
CONVERTIBLE PREFERRED STOCKS 2.3%

Bank of America Corp.
7.250% due 12/31/2049		4,000	3,341

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	1

Wachovia Corp.
7.500% due 12/31/2049		7,000	2,748

Total Convertible Preferred Stocks (Cost $12,400)			6,090

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.0%

COMMERCIAL PAPER 1.9%

Federal Home Loan Bank
0.087% due 10/07/2008		$5,100	5,100

REPURCHASE AGREEMENTS 6.0%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,600	13,600
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,890. Repurchase proceeds are $13,600.)

State Street Bank and Trust Co.
1.000% due 10/01/2008		2,436	2,436
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $2,490. Repurchase proceeds are $2,436.)

			16,036

U.S. TREASURY BILLS 8.1%
0.989% due 10/16/2008 - 12/26/2008 (b)(c)(d)		21,890	21,741

Total Short-Term Instruments (Cost $42,986)			42,877

PURCHASED OPTIONS (h) 0.6%
(Cost $1,489)			1,476

Total Investments 128.1% (Cost $373,080)			$342,976

Written Options (i) (0.2%)
(Premiums $764)			(637)

Other Assets and Liabilities (Net) (27.9%)			(74,650)

Net Assets 100.0%			$267,689

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $19,163 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $845 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $37,842 at a weighted average interest rate of 2.501%. On September 30, 2008, securities valued at $46,655 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $3,403 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	66	$49
90-Day Euribor March Futures	Long	03/2009	123	371
90-Day Eurodollar December Futures	Long	12/2008	914	1,296
90-Day Eurodollar December Futures	Long	12/2009	31	7
90-Day Eurodollar June Futures	Long	06/2009	246	256
90-Day Eurodollar March Futures	Long	03/2009	668	1,055
90-Day Eurodollar March Futures	Long	03/2010	24	3
90-Day Eurodollar September Futures	Long	09/2009	201	605
E-mini S&P 500 Index December Futures	Long	12/2008	10	(58)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	124	257
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	154	306
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	120

				$4,247

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	BNP	3.868%	$1,200	$(82)	$0	$(82)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	2,100	(136)	0	(136)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	400	(144)	0	(144)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	400	(145)	0	(145)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	300	(5)	0	(5)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	800	(17)	0	(17)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	2,800	(6)	0	(6)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,000	(18)	0	(18)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	800	(16)	0	(16)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,000	(27)	0	(27)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	800	(241)	0	(241)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,700	(281)	0	(281)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	400	(14)	0	(14)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	600	(21)	0	(21)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,000	(35)	0	(35)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	1,900	(66)	0	(66)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	600	(21)	0	(21)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	300	(10)	0	(10)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,000	(35)	0	(35)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,800	(218)	(72)	(146)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	800	(20)	0	(20)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	800	(20)	0	(20)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	400	(10)	0	(10)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	$1,000	$(71)	$0	$(71)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	300	(23)	0	(23)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	700	(47)	0	(47)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,000	(170)	0	(170)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	800	(62)	0	(62)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	1,600	(273)	0	(273)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	100	(6)	0	(6)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	2,400	(1,272)	0	(1,272)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	2,300	(535)	0	(535)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,900	(1,006)	0	(1,006)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,500	(794)	0	(794)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	300	(160)	0	(160)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	1,000	(526)	0	(526)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,100	(481)	0	(481)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	3,000	(358)	0	(358)
Indonesia Government International Bond 6.750% due 03/10/2014	1.000%	03/20/2009	CITI	1.074%	2,500	0	0	0
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	2,100	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	1,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	1,400	(11)	0	(11)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	800	(81)	0	(81)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	400	(33)	0	(33)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	200	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	900	(760)	0	(760)
Malaysia Government International Bond 7.500% due 07/15/2011	0.520%	03/20/2009	CITI	0.999%	1,700	(1)	0	(1)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	400	(147)	0	(147)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	400	(174)	0	(174)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	400	(130)	0	(130)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	400	(119)	0	(119)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	600	(50)	0	(50)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	2,000	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	1,000	1	0	1
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,000	(16)	0	(16)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,000	(43)	0	(43)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	4,000	(2)	0	(2)
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	4,000	4	0	4
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	800	(72)	0	(72)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	500	(44)	0	(44)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,100	(178)	0	(178)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	2,400	(170)	0	(170)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	300	(26)	0	(26)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	300	(21)	0	(21)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	1,500	(11)	0	(11)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	800	(29)	0	(29)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,000	(65)	0	(65)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,000	(36)	0	(36)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,000	(323)	0	(323)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	400	(71)	0	(71)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	600	(106)	0	(106)

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	$2,000	$(16)	$0	$(16)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	1,000	(29)	0	(29)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	1,800	(126)	0	(126)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	1,700	(119)	0	(119)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	300	(22)	0	(22)

						$(10,659)	$(72)	$(10,587)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	$1,900	$186	$141	$45
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	11,400	63	(67)	130
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,100	22	(44)	66
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	500	3	(5)	8

					$274	$25	$249

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(89)	0	(89)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	2,200	26	0	26
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	300	0	0	0
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,600	(15)	(37)	22

					$(345)	$(37)	$(308)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	$(44)	$0	$(44)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	(26)	0	(26)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	(10)	0	(10)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	(2)	1	(3)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	0	1	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(43)	(18)	(25)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	(24)	(1)	(23)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	(25)	(1)	(24)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	1	1	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$96,600	1,040	637	403
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		17,600	189	173	16
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		8,000	87	48	39
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		18,200	(662)	42	(704)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		400	(15)	(24)	9

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$16,600	$(740)	$198	$(938)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(31)	17	(48)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(27)	(38)	11
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		2,200	(98)	(152)	54
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	1,800	(3)	15	(18)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		9,900	(154)	(189)	35
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	10	(8)	18
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		1,200	178	215	(37)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		2,700	400	735	(335)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(14)	4	(18)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$3,400	81	71	10
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	600	(24)	0	(24)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		300	(13)	0	(13)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		200	(8)	0	(8)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,600	(16)	1	(17)

							$7	$1,728	$(1,721)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	395,273	1-Month USD-LIBOR plus 0.300%	$41,295	10/15/2008	BEAR	$(1,014)
Pay	FTSE eRAFI 1000 Index	89,079	1-Month USD-LIBOR plus 0.250%	9,306	10/15/2008	CSFB	227
Receive	FTSE eRAFI 1000 Index	495,039	1-Month USD-LIBOR plus 0.250%	51,717	10/15/2008	CSFB	(1,274)
Receive	FTSE eRAFI 1000 Index	183,586	1-Month USD-LIBOR plus 0.200%	19,179	03/13/2009	CSFB	(471)
Receive	FTSE eRAFI 1000 Index	343,495	1-Month USD-LIBOR plus 0.200%	36,054	10/15/2008	MLP	(884)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	73,686	06/15/2009	MLP	(13,136)
Receive	FTSE eRAFI 1000 Index	317,787	1-Month USD LIBOR plus 0.230%	32,837	08/17/2009	MLP	(451)
Receive	FTSE eRAFI 1000 Index	400,000	1-Month USD LIBOR plus 0.230%	44,452	09/18/2009	MLP	(3,692)

							$(20,695)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,300	$94	$66
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,900	31	21
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,700	18	13
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,400	27	18
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	29	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	25,700	226	101
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	17,700	191	90
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	6,900	66	60
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,500	59	41
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$759	$450

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$10,000	$234	$417
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	12,000	288	331
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	6,000	121	158
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	6,000	82	120
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.688	11/20/2008	5,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	35,000	4	0

				$730	$1,026

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	26	$14	$16
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	26	15	33

				$29	$49

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$2,800	$90	$88
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	600	15	12
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	600	20	17
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	27	22
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,000	32	28
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	8,600	214	155
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	5,900	178	119
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,000	66	64
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19

							$735	$588

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$26,500	$610
Sales	2,110	5,900	1,128
Closing Buys	(260)	(6,200)	(192)
Expirations	(1,361)	0	(586)
Exercised	(437)	0	(196)

Balance at 09/30/2008	52	$26,200	$764

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$6,000	$5,744	$5,744
Fannie Mae	5.500	12/01/2099	3,000	2,922	2,960
U.S. Treasury Notes	2.125	04/30/2010	64,800	64,845	65,797
U.S. Treasury Notes	2.375	08/31/2010	4,200	4,233	4,247
U.S. Treasury Notes	3.125	11/30/2009	6,800	6,875	6,961
U.S. Treasury Notes	3.250	12/31/2009	2,200	2,234	2,257

				$ 86,853	$ 87,966

(7)	Market value includes $723 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	216	04/2009	$0	$(1)	$(1)
Buy		HSBC	217	04/2009	0	(1)	(1)
Buy	AUD	MSC	176	10/2008	0	(7)	(7)
Sell		MSC	176	10/2008	0	(1)	(1)
Buy		UBS	153	10/2008	0	(10)	(10)
Sell	BRL	BNP	152	12/2008	0	0	0
Sell		HSBC	25,573	12/2008	1,664	0	1,664
Buy		MSC	39,853	12/2008	0	(410)	(410)
Sell		MSC	7,264	12/2008	343	0	343
Sell		UBS	3,463	12/2008	206	0	206
Buy	CNY	BCLY	598	11/2008	0	(1)	(1)
Buy		BOA	441	11/2008	0	(1)	(1)
Buy		DUB	2,166	11/2008	0	(5)	(5)
Buy		HSBC	482	11/2008	0	(1)	(1)
Buy		JPM	2,208	11/2008	0	(5)	(5)
Buy		UBS	448	11/2008	0	(1)	(1)
Buy		BCLY	2,857	07/2009	0	(29)	(29)
Buy		DUB	8,565	07/2009	0	(88)	(88)
Buy		HSBC	2,966	07/2009	0	(27)	(27)
Buy		JPM	2,229	07/2009	0	(24)	(24)
Buy	EUR	BCLY	638	10/2008	0	(44)	(44)
Buy		BOA	118	10/2008	0	(8)	(8)
Sell		CITI	2,330	10/2008	0	(8)	(8)
Buy		HSBC	177	10/2008	0	(12)	(12)
Buy		JPM	47	10/2008	0	(3)	(3)
Buy		MSC	59	10/2008	0	(4)	(4)
Sell		UBS	5,617	10/2008	313	0	313

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BOA	211	10/2008	$0	$(16)	$(16)
Buy		UBS	1,752	10/2008	0	(136)	(136)
Sell		UBS	8,015	11/2008	276	0	276
Buy	IDR	DUB	1,666,000	10/2008	1	0	1
Buy		HSBC	1,902,000	10/2008	1	0	1
Buy	INR	BCLY	4,916	11/2008	0	(10)	(10)
Buy		DUB	20,908	11/2008	0	(70)	(70)
Buy		HSBC	52,958	11/2008	0	(178)	(178)
Buy		JPM	63,696	11/2008	0	(222)	(222)
Sell		JPM	25,066	11/2008	13	0	13
Sell	JPY	DUB	97,753	10/2008	0	(17)	(17)
Buy	KWD	HSBC	33	04/2009	0	(4)	(4)
Buy	MYR	BCLY	2,398	11/2008	0	(47)	(47)
Buy		BOA	316	11/2008	0	(6)	(6)
Buy		DUB	316	11/2008	0	(6)	(6)
Buy		HSBC	314	11/2008	0	(5)	(5)
Buy		JPM	281	11/2008	0	(5)	(5)
Buy		JPM	2,566	02/2009	0	(51)	(51)
Buy	PHP	HSBC	17,000	11/2008	0	(24)	(24)
Buy		JPM	17,200	11/2008	0	(21)	(21)
Buy		BCLY	4,000	02/2009	0	(4)	(4)
Buy		DUB	1,900	02/2009	0	(3)	(3)
Buy		HSBC	4,790	02/2009	0	(5)	(5)
Buy		JPM	6,846	02/2009	0	(5)	(5)
Buy		MLP	1,500	02/2009	0	(2)	(2)
Buy		MSC	5,400	02/2009	0	(6)	(6)
Buy		RBS	1,500	02/2009	0	(2)	(2)
Buy		LEH	1,000	12/2010	0	(1)	(1)
Sell		LEH	1,000	12/2010	0	(1)	(1)
Sell	RUB	BCLY	17,568	11/2008	17	0	17
Buy		DUB	39,680	11/2008	0	(64)	(64)
Sell		HSBC	22,112	11/2008	79	0	79
Buy		JPM	22,112	05/2009	0	(79)	(79)
Sell		UBS	22,112	05/2009	70	0	70
Buy	SAR	HSBC	222	04/2009	0	(1)	(1)
Buy		JPM	222	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,002	11/2008	0	(33)	(33)
Sell		BCLY	260	11/2008	1	0	1
Buy		BOA	1,005	11/2008	0	(39)	(39)
Buy		CITI	1,173	11/2008	0	(17)	(17)
Buy		DUB	1,094	11/2008	0	(37)	(37)
Buy		JPM	1,204	11/2008	0	(17)	(17)
Sell		JPM	260	11/2008	0	0	0
Sell		MSC	260	11/2008	0	0	0
Buy		UBS	1,006	11/2008	0	(39)	(39)
Sell		UBS	260	11/2008	0	0	0
Sell	ZAR	HSBC	590	12/2008	4	0	4
Buy		UBS	590	12/2008	0	0	0

					$2,988	$(1,865)	$1,123

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$337,940	$5,036	$342,976
Short Sales, at value	0	(87,243)	0	(87,243)
Other Financial Instruments ++	4,247	(13,775)	(19,004)	(28,532)

Total	$4,247	$236,922	$(13,968)	$227,201

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,444	$3,178	$36	$0	$(1,034)	$(2,588)	$5,036
Other Financial Instruments ++	(29,546)	0	0	0	10,077	465	(19,004)

Total	$(24,102)	$3,178	$36	$0	$9,043	$(2,123)	$(13,968)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Fundamental IndexPLUSTM TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

HCA, Inc.
6.012% due 11/18/2013	$2,462	$2,166

Idearc, Inc.
4.470% due 11/17/2014	105	62
4.800% due 11/17/2014	2,357	1,393

Total Bank Loan Obligations (Cost $4,925)		3,621

CORPORATE BONDS & NOTES 34.0%

BANKING & FINANCE 25.7%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	600	598
5.375% due 04/30/2013	700	676

American Express Bank FSB
5.500% due 04/16/2013	1,100	1,008

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	646

American General Finance Corp.
6.900% due 12/15/2017	1,600	743

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	4,000	2,011

Bank of America Corp.
3.076% due 09/18/2009	200	199
5.375% due 09/11/2012	1,900	1,770
5.750% due 12/01/2017	1,100	934
8.000% due 12/29/2049	13,200	10,462
8.125% due 12/29/2049	5,400	4,370

Bank of America N.A.
6.000% due 10/15/2036	300	250

Bank of Ireland
2.926% due 12/18/2009	3,100	3,071

Barclays Bank PLC
6.050% due 12/04/2017	1,000	932

Bear Stearns Cos. LLC
2.991% due 02/01/2012	1,842	1,782
6.950% due 08/10/2012	2,400	2,426
7.250% due 02/01/2018	500	482

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	743

Calabash Re Ltd.
11.219% due 01/08/2010	1,200	1,215

CIT Group, Inc.
2.927% due 08/17/2009	300	241
2.946% due 01/30/2009	600	541
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	1,700	1,267

Citigroup, Inc.
3.799% due 12/28/2009	500	484
5.500% due 04/11/2013	2,700	2,359
6.000% due 08/15/2017	6,700	5,685
8.400% due 04/29/2049	6,000	4,091

DnB NOR Bank ASA
2.858% due 10/13/2009	1,000	999

Export-Import Bank of China
4.875% due 07/21/2015	100	94

Foundation Re II Ltd.
9.557% due 11/26/2010	1,400	1,391

GMAC LLC
6.000% due 12/15/2011	200	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	$10,900	$7,280

HBOS PLC
5.920% due 09/29/2049	100	59

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
3.328% due 01/12/2010	1,800	1,749

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	822

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,561

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

KeyBank N.A.
5.061% due 06/02/2010	5,800	5,774

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	117
6.200% due 09/26/2014 (a)	400	52

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,252
6.875% due 04/25/2018	2,200	1,950

MetLife, Inc.
6.400% due 12/15/2036	400	249

Morgan Stanley
4.904% due 05/14/2010	1,500	1,095

Mystic Re Ltd.
9.111% due 12/05/2008	1,500	1,500

National Australia Bank Ltd.
2.858% due 09/11/2009	800	798
5.350% due 06/12/2013	800	769

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	994

RBS Capital Trust III
5.512% due 09/29/2049	1,200	970

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	840

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	719

State Street Capital Trust IV
3.819% due 06/15/2037	200	132

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	5,400	5,325

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	158

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	269

U.S. Bancorp
3.191% due 02/04/2010	5,700	5,635

UBS AG
5.750% due 04/25/2018	600	523
5.875% due 12/20/2017	700	623

USB Capital IX
6.189% due 04/15/2049	200	98

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,503
7.980% due 02/28/2049	23,900	10,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo Capital XIII
7.700% due 12/29/2049	$7,600	$6,633

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	342

		116,568

INDUSTRIALS 6.7%

Amgen, Inc.
6.900% due 06/01/2038	3,900	3,782

AstraZeneca PLC
5.900% due 09/15/2017	400	394
6.450% due 09/15/2037	300	287

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	4,782

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	403

CODELCO, Inc.
6.150% due 10/24/2036	100	89

Comcast Corp.
5.875% due 02/15/2018	300	269
6.450% due 03/15/2037	300	242

Daimler Finance North America LLC
3.249% due 03/13/2009	200	199

Gaz Capital S.A.
6.212% due 11/22/2016	200	159

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
3.375% due 07/28/2011	3,400	3,399
5.700% due 09/14/2017	7,800	7,569

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,588

Kraft Foods, Inc.
6.125% due 02/01/2018	800	751

Peabody Energy Corp.
7.875% due 11/01/2026	300	268

Rohm & Haas Co.
6.000% due 09/15/2017	500	465

Time Warner, Inc.
5.875% due 11/15/2016	2,100	1,847

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,679

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	670

Williams Cos., Inc.
6.375% due 10/01/2010	700	686

		30,628

UTILITIES 1.6%

Dominion Resources, Inc.
2.984% due 11/14/2008	2,800	2,795

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,848

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	505

NGPL Pipe Co. LLC
6.514% due 12/15/2012	800	802

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	216

		7,166

Total Corporate Bonds & Notes (Cost $190,790)		154,362

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 2.6%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	$200	$204
6.899% due 12/01/2040	1,500	1,562

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	4,273

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	227

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,524

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,714

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,272

Total Municipal Bonds & Notes (Cost $13,914)		11,776

U.S. GOVERNMENT AGENCIES 102.4%

Fannie Mae
3.267% due 12/25/2036	559	539
3.557% due 09/25/2042	907	892
4.278% due 06/01/2043 - 07/01/2044	812	810
4.400% due 07/01/2035	699	704
4.432% due 01/01/2035 (f)	1,095	1,103
4.499% due 07/01/2034	899	908
4.500% due 08/01/2035 (f)	1,591	1,595
4.637% due 07/01/2035	956	960
4.668% due 05/25/2035	181	187
4.672% due 12/01/2033	519	528
4.696% due 12/01/2033	297	298
4.818% due 10/01/2035	518	522
4.832% due 06/01/2035 (f)	1,701	1,709
4.885% due 09/01/2035	616	624
4.927% due 09/01/2035 (f)	1,052	1,061
4.980% due 06/01/2035 (f)	1,673	1,683
5.000% due 06/25/2027 - 11/01/2038	25,341	24,677
5.000% due 03/01/2036 - 03/01/2038 (f)	37,071	36,183
5.009% due 11/01/2035	267	273
5.468% due 03/01/2035	169	175
5.500% due 02/01/2014 - 11/01/2038	46,850	46,706
5.500% due 07/01/2035 - 05/01/2038 (f)	66,458	66,348
5.925% due 10/01/2034	155	156
6.000% due 02/01/2029 - 10/01/2038	90,785	91,965
6.000% due 06/01/2035 - 09/01/2038 (f)	117,208	118,868
6.500% due 08/01/2029 - 02/01/2038	734	754

Freddie Mac
2.638% due 07/15/2019 - 08/15/2019	6,033	5,900
2.718% due 02/15/2019	6,742	6,573
2.888% due 06/15/2018	145	142
3.467% due 08/25/2031	201	182
4.278% due 02/25/2045	87	79
4.500% due 10/15/2022	146	146
4.692% due 06/01/2035 (f)	1,692	1,676
4.706% due 08/01/2035 (f)	1,437	1,450
4.839% due 11/01/2034	934	951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.923% due 10/01/2035	$971	$973
5.000% due 01/15/2024	235	236
5.278% due 09/01/2035	514	516
5.500% due 12/01/2037 - 09/01/2038 (f)	23,494	23,392
5.500% due 02/01/2038 - 10/01/2038	3,136	3,116
6.000% due 12/01/2037 (f)	8,101	8,209

Ginnie Mae
6.000% due 05/15/2037 - 10/01/2038	1,087	1,105

Small Business Administration
5.290% due 12/01/2027	680	671
5.490% due 03/01/2028	4,922	4,912
5.600% due 03/01/2029	4,600	4,613

Total U.S. Government Agencies (Cost $461,435)		465,070

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	4,720	4,103
2.375% due 01/15/2025	5,246	5,071
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	3,400	3,450
4.250% due 08/15/2013	1,600	1,694

Total U.S. Treasury Obligations (Cost $16,162)		15,409

MORTGAGE-BACKED SECURITIES 8.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	900	817

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,220	1,199
4.837% due 01/25/2034	1,725	1,617

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	794	487
5.504% due 09/25/2035	205	165

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	84

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	755	601

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	296	275
4.900% due 12/25/2035	536	511

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	800	695

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	730	445
3.487% due 02/25/2037	3,252	2,112
4.500% due 06/25/2035	1,227	1,217

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	201	156

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	384	379

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	2,557	2,417

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	813	700
3.287% due 01/25/2047	998	948

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	400	339

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	$800	$685

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,804	1,544
5.248% due 11/25/2035	1,309	1,127

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	379	357

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	432	406
3.307% due 01/25/2037	199	190
5.226% due 01/25/2036	756	532

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	2,417
5.882% due 02/15/2051	300	256

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	501	496

Mellon Residential Funding Corp.
2.928% due 12/15/2030	2,329	2,165

Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	1,500	1,368
5.485% due 03/12/2051	600	505

Merrill Lynch Floating Trust
2.558% due 06/15/2022	4,121	3,749

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	531	315
5.288% due 08/25/2034	1,048	960

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	333	215

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	91	86

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	823	789
3.327% due 09/25/2046	1,306	1,224

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	1,990	1,819
5.509% due 04/15/2047	400	334

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
4.055% due 11/25/2042	102	91
4.274% due 05/25/2041	97	89

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,172	1,037

Total Mortgage-Backed Securities (Cost $43,363)		38,158

ASSET-BACKED SECURITIES 7.8%

ACE Securities Corp.
3.257% due 12/25/2036	293	276
3.287% due 10/25/2036	177	176

Asset-Backed Funding Certificates
3.267% due 11/25/2036	413	397

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	218	216
3.482% due 09/25/2034	151	132

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	721	683

Chase Issuance Trust
3.388% due 05/16/2011	5,600	5,594
4.319% due 09/15/2015	4,600	4,588

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	49	49

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	3,296	3,208
3.257% due 03/25/2047	194	190
3.257% due 05/25/2047	456	439

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 03/25/2037	$343	$334
3.277% due 06/25/2037	639	615
3.287% due 06/25/2037	573	549
3.317% due 10/25/2046	293	284

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	603	579

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	977	920
3.257% due 12/25/2036	433	421

Fremont Home Loan Trust
3.257% due 10/25/2036	1,855	1,774
3.267% due 01/25/2037	555	523

GSR Mortgage Loan Trust
3.307% due 11/25/2030	10	10

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	345	336

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	396	368

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	349	340

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	122	119
3.257% due 10/25/2036	2,940	2,784

Lehman XS Trust
3.277% due 05/25/2046	121	117

Long Beach Mortgage Loan Trust
3.387% due 08/25/2035	117	114
3.487% due 10/25/2034	17	13

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,900	2,873

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	179	177
3.277% due 08/25/2036	1,083	1,054

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	211	205
3.257% due 10/25/2036	227	222

Option One Mortgage Loan Trust
3.247% due 02/25/2037	533	526

Park Place Securities, Inc.
3.519% due 10/25/2034	728	615

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	368	343

Residential Asset Securities Corp.
3.267% due 10/25/2036	371	368
3.277% due 11/25/2036	335	328

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
3.377% due 08/25/2036		$264	$258

Soundview Home Equity Loan Trust
3.257% due 10/25/2036		75	75
3.287% due 01/25/2037		1,894	1,851

Structured Asset Securities Corp.
3.257% due 10/25/2036		483	459

Total Asset-Backed Securities (Cost $36,514)			35,502

SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		100	94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	2,000	2,624

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	279

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	7,856

Total Foreign Currency-Denominated Issues (Cost $15,867)			10,759

		SHARES
PREFERRED STOCKS 0.5%

DG Funding Trust
5.051% due 12/31/2049		243	2,479

Total Preferred Stocks (Cost $2,585)			2,479

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.7%

COMMERCIAL PAPER 1.8%

Federal Home Loan Bank
0.100% due 10/07/2008		$8,100	8,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$19,200	$19,200
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $19,610. Repurchase proceeds are $19,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	5,540	5,540

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% - 4.375% due 11/19/2008 - 09/17/2010 valued at $1,445 and Freddie Mac 5.125% - 5.250% due 12/24/2008 - 12/29/2008 valued at $4,210. Repurchase proceeds are $5,540.)

1.000% due 10/01/2008	12,882	12,882
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $10,979 and Freddie Mac 4.150% due 01/29/2013 valued at $2,161. Repurchase proceeds are $12,882.)

		37,622

U.S. TREASURY BILLS 4.6%
1.305% due 10/16/2008 - 12/26/2008 (b)(d)(e)	21,250	21,109

Total Short-Term Instruments (Cost $66,918)		66,831

PURCHASED OPTIONS (i) 0.4%
(Cost $2,971)		1,930

Total Investments 177.4% (Cost $855,543)		$805,991

Written Options (j) (0.5%) (Premiums $2,992)		(2,516)

Other Assets and Liabilities (Net) (76.9%)		(349,204)

Net Assets 100.0%		$454,271

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $17,148 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $248 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $163,888 at a weighted average interest rate of 2.484%. On September 30, 2008, securities valued at $261,525 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $4,828 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	41	$34
90-Day Euribor June Futures	Long	06/2009	17	67
90-Day Euribor March Futures	Long	03/2009	28	91
90-Day Eurodollar December Futures	Long	12/2008	1,673	921

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	123	$68
90-Day Eurodollar June Futures	Long	06/2009	345	284
90-Day Eurodollar June Futures	Long	06/2010	5	2
90-Day Eurodollar March Futures	Long	03/2009	856	664
90-Day Eurodollar March Futures	Long	03/2010	95	66
90-Day Eurodollar September Futures	Long	09/2009	185	237
90-Day Eurodollar September Futures	Long	09/2010	5	2
E-mini S&P 500 Index December Futures	Long	12/2008	5	(29)
S&P 500 Index December Futures	Long	12/2008	4	(111)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	100	(96)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	355
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	224	470

				$3,025

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.750%	03/20/2013	DUB	3.868%	$1,300	$(98)	$0	$(98)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Freddie Mac 5.080% due 02/07/2019	0.720%	03/20/2013	BCLY	Defaulted	1,100	(27)	0	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	1,500	(181)	0	(181)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	1,500	(254)	0	(254)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	100	(53)	0	(53)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	800	(370)	0	(370)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	900	(414)	0	(414)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	6,300	(3,337)	(1,118)	(2,219)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	300	(161)	0	(161)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,600	(699)	0	(699)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	5,600	(18)	0	(18)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,800	(163)	0	(163)
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	1,000	(75)	0	(75)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	400	(30)	0	(30)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	600	(507)	0	(507)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	5,780	(10)	0	(10)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	600	(2)	0	(2)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,000	(3)	0	(3)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	800	(52)	0	(52)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2013	JPM	17.182%	1,900	(557)	0	(557)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	3,800	(66)	0	(66)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	UBS	3.670%	1,400	(117)	0	(117)

						$(7,468)	$(1,118)	$(6,350)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$6,000	$587	$458	$129
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	18,700	1,829	1,356	473
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	2,400	235	182	53

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (2) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$1,000	$6	$(5)	$11
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	2,100	12	(8)	20
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	41,900	231	(233)	464
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	10,200	56	(135)	191
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	30,200	166	(190)	356

					$3,122	$1,425	$1,697

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	3,100	36	0	36
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	700	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	1,300	2	0	2
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	1,600	2	0	2
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	100	0	(1)	1
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	4	0	4
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	900	(94)	(153)	59

					$(487)	$(154)	$(333)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	$(55)	$0	$(55)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(33)	0	(33)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	(14)	0	(14)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	(9)	(2)	(7)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	(7)	3	(10)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	(1)	1	(2)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(142)	(60)	(82)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	(65)	0	(65)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	(49)	(21)	(28)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	1	1	0
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	4	3	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	11	(3)	14
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	133	62	71
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	40	(16)	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	54	(19)	73
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		200	2	4	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,500	49	88	(39)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,600	28	52	(24)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		5,600	60	26	34

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$1,100	$12	$7	$5
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,400	(320)	(269)	(51)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		400	(15)	(19)	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		200	(8)	(10)	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	(14)	(8)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(127)	35	(162)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		38,700	(1,407)	1,026	(2,433)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(22)	(6)	(16)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		900	(33)	6	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		8,800	(392)	291	(683)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,600	(250)	98	(348)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(41)	18	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		15,100	(673)	310	(983)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(173)	133	(306)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	5,900	117	25	92
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	22	8	14
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,500	(11)	(10)	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(5)	(13)	8
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	4,600	(8)	15	(23)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		2,700	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		2,300	(2)	19	(21)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		2,700	(42)	(79)	37
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	(84)	(123)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	25	(48)	73
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	7	(11)	18
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	(16)	12	(28)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	4	0	4
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	9	0	9
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		500	12	1	11
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		300	44	37	7
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		1,400	207	387	(180)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		1,000	148	148	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,900	281	267	14
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		900	(245)	(124)	(121)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		300	(82)	(39)	(43)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$1,500	36	103	(67)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		1,800	(43)	8	(51)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,400	(20)	(1)	(19)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		800	(31)	1	(32)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,100	(21)	1	(22)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		4,200	(42)	1	(43)

							$(3,300)	$2,301	$(5,601)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	1,000	$ (3)	$(15)	$12

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	749,672	1-Month USD-LIBOR plus 0.300%	$78,319	10/15/2008	BEAR	$(1,923)
Pay	FTSE eRAFI 1000 Index	98,977	1-Month USD-LIBOR plus 0.250%	10,340	10/15/2008	CSFB	252
Receive	FTSE eRAFI 1000 Index	1,124,687	1-Month USD-LIBOR plus 0.250%	117,497	10/15/2008	CSFB	(2,885)
Receive	FTSE eRAFI 1000 Index	303,867	1-Month USD-LIBOR plus 0.200%	31,745	03/13/2009	CSFB	(778)
Pay	FTSE eRAFI 1000 Index	93,841	1-Month USD-LIBOR plus 0.200%	9,804	10/15/2008	MLP	234
Receive	FTSE eRAFI 1000 Index	784,575	1-Month USD-LIBOR plus 0.200%	81,484	10/15/2008	MLP	(2,001)

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Total Return Swaps on Indices (Cont.)

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	$73,662	06/15/2009	MLP	$(13,106)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD LIBOR plus 0.230%	67,689	08/17/2009	MLP	(911)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD LIBOR plus 0.230%	52,378	09/18/2009	MLP	(4,340)

							$(25,458)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$43,200	$476	$346
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	18,800	201	139
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	96
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	38
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	230
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	72,400	645	286
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	37,500	405	190
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	80
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	324
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	201

							$2,971	$1,930

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	41	$23	$25
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	41	23	53

				$46	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$11,500	$291	$254
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	5,700	183	178
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,400	110	90
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,900	95	81
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,700	56	48
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	10,400	325	290
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	24,200	615	435
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	12,500	377	251
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	4,000	88	85
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	14,600	474	407
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	6,200	190	199

							$2,946	$2,438

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	553	44,500	1,732
Closing Buys	(445)	(46,100)	(719)
Expirations	(651)	0	(804)
Exercised	0	0	0

Balance at 09/30/2008	82	$102,400	$2,992

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
U.S. Treasury Notes	2.000%	02/28/2010	$3,700	$3,694	$3,713
U.S. Treasury Notes	2.125%	01/31/2010	5,600	5,603	5,640
U.S. Treasury Notes	2.125%	04/30/2010	3,500	3,499	3,551
U.S. Treasury Notes	2.375%	08/31/2010	6,700	6,752	6,775
U.S. Treasury Notes	2.875%	01/31/2013	11,400	11,435	11,509
U.S. Treasury Notes	3.125%	11/30/2009	6,900	6,976	7,064
U.S. Treasury Notes	3.250%	12/31/2009	2,300	2,336	2,359
U.S. Treasury Notes	3.500%	02/15/2010	1,800	1,846	1,849
U.S. Treasury Notes	4.250%	08/15/2013	1,600	1,688	1,703

				$43,829	$44,163

(7)	Market value includes $246 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Buy		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	MSC	557	10/2008	0	(23)	(23)
Sell		MSC	1,114	10/2008	24	(2)	22
Buy		UBS	405	10/2008	0	(28)	(28)
Sell	BRL	BNP	236	12/2008	0	0	0
Buy		CSFB	41,973	12/2008	0	(450)	(450)
Sell		HSBC	17,947	12/2008	1,097	0	1,097
Sell		JPM	38	12/2008	1	0	1
Sell		MSC	10,874	12/2008	482	0	482
Sell		UBS	4,475	12/2008	254	0	254
Buy	CNY	BCLY	883	11/2008	0	(2)	(2)
Buy		BOA	665	11/2008	0	(2)	(2)
Buy		DUB	3,212	11/2008	0	(7)	(7)
Buy		HSBC	713	11/2008	0	(2)	(2)
Buy		JPM	3,275	11/2008	0	(7)	(7)
Buy		UBS	659	11/2008	0	(2)	(2)
Buy		BCLY	4,015	07/2009	0	(41)	(41)
Buy		DUB	12,487	07/2009	0	(129)	(129)
Buy		HSBC	4,159	07/2009	0	(39)	(39)
Buy		JPM	3,459	07/2009	0	(38)	(38)
Buy	EUR	BCLY	1,572	10/2008	0	(109)	(109)
Buy		BOA	290	10/2008	0	(19)	(19)
Buy		CITI	660	10/2008	0	(37)	(37)
Sell		CITI	10,221	10/2008	0	(33)	(33)
Buy		DUB	236	10/2008	0	(13)	(13)
Buy		GSC	1,110	10/2008	0	(61)	(61)
Buy		HSBC	435	10/2008	0	(28)	(28)
Buy		JPM	116	10/2008	0	(8)	(8)
Buy		MSC	145	10/2008	0	(10)	(10)
Sell		UBS	14,785	10/2008	825	0	825
Buy	GBP	BOA	155	10/2008	0	(12)	(12)
Buy		UBS	2,046	10/2008	0	(158)	(158)
Sell		UBS	8,370	11/2008	289	0	289
Buy	IDR	DUB	1,528,800	10/2008	1	0	1
Buy		HSBC	2,853,000	10/2008	1	0	1
Buy	INR	DUB	32,990	11/2008	0	(110)	(110)
Buy		HSBC	83,614	11/2008	0	(282)	(282)
Buy		JPM	94,689	11/2008	0	(338)	(338)
Sell		JPM	208,500	11/2008	431	0	431
Buy	KWD	HSBC	32	04/2009	0	(4)	(4)
Buy	MYR	BCLY	3,177	11/2008	0	(62)	(62)
Buy		BOA	465	11/2008	0	(8)	(8)
Buy		DUB	468	11/2008	0	(9)	(9)
Buy		HSBC	469	11/2008	0	(8)	(8)
Buy		JPM	417	11/2008	0	(7)	(7)
Buy		JPM	3,333	02/2009	0	(66)	(66)
Buy	PHP	HSBC	29,000	11/2008	0	(40)	(40)
Buy		JPM	29,600	11/2008	0	(36)	(36)
Buy		BCLY	6,900	02/2009	0	(7)	(7)
Buy		DUB	3,300	02/2009	0	(5)	(5)
Buy		HSBC	8,240	02/2009	0	(9)	(9)
Buy		JPM	11,687	02/2009	0	(9)	(9)
Buy		MLP	2,600	02/2009	0	(3)	(3)

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	MSC	9,200	02/2009	$0	$(10)	$(10)
Buy		RBS	2,600	02/2009	0	(3)	(3)
Buy		LEH	1,700	12/2010	0	(2)	(2)
Sell		LEH	1,700	12/2010	0	(1)	(1)
Sell	RUB	BCLY	4,840	11/2008	4	0	4
Buy		DUB	34,322	11/2008	0	(55)	(55)
Sell		HSBC	29,482	11/2008	106	0	106
Buy		JPM	29,482	05/2009	0	(104)	(104)
Sell		UBS	29,482	05/2009	93	0	93
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Buy		JPM	213	04/2009	0	(1)	(1)
Buy	SGD	BCLY	219	11/2008	0	(7)	(7)
Sell		BCLY	160	11/2008	0	0	0
Buy		BOA	95	11/2008	0	(4)	(4)
Buy		CITI	972	11/2008	0	(14)	(14)
Buy		JPM	2,600	11/2008	0	(77)	(77)
Sell		JPM	160	11/2008	0	0	0
Sell		MSC	160	11/2008	0	0	0
Buy		UBS	95	11/2008	0	(4)	(4)
Sell		UBS	160	11/2008	0	0	0
Sell	ZAR	HSBC	11	12/2008	0	0	0
Buy		UBS	11	12/2008	0	0	0

					$3,608	$(2,548)	$1,060

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$804,623	$1,368	$805,991
Short Sales, at value	0	(43,917)	0	(43,917)
Other Financial Instruments ++	3,024	(16,302)	(21,270)	(34,548)

Total	$3,024	$744,404	$(19,902)	$727,526

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,384	$28	$0	$(44)	$0	$1,368
Other Financial Instruments ++	(42,525)	0	0	0	20,443	812	(21,270)

Total	$(42,525)	$1,384	$28	$0	$20,399	$812	$(19,902)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

52	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 32.8%

Allstate Life Global Funding Trusts
3.250% due 03/23/2009	$100	$100
5.375% due 04/30/2013	100	97

American Express Centurion Bank
2.507% due 06/12/2009	600	580

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	92

American General Finance Corp.
6.900% due 12/15/2017	200	93

American International Group, Inc.
5.850% due 01/16/2018	300	151

ANZ National International Ltd.
6.200% due 07/19/2013	100	99

Bank of America Corp.
5.375% due 09/11/2012	200	186
5.750% due 12/01/2017	200	170
8.000% due 12/29/2049	1,400	1,110
8.125% due 12/29/2049	1,200	971

Bank of Ireland
2.926% due 12/18/2009	300	297

Barclays Bank PLC
5.450% due 09/12/2012	900	898
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.927% due 05/18/2010	500	490
3.061% due 07/16/2009	100	99
6.950% due 08/10/2012	400	404

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

CIT Group, Inc.
3.212% due 12/19/2008	500	494

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Funding, Inc.
2.805% due 12/08/2008	200	199
3.476% due 06/26/2009	100	98

Citigroup, Inc.
2.957% due 05/18/2010	730	674
5.500% due 04/11/2013	400	349
6.000% due 08/15/2017	200	170
8.400% due 04/29/2049	800	546

Credit Agricole S.A.
2.809% due 05/28/2009	100	100
2.859% due 05/28/2010	100	99

Credit Suisse USA, Inc.
3.004% due 08/15/2010	600	572

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	318

General Electric Capital Corp.
2.856% due 01/20/2010	600	596

Goldman Sachs Group, Inc.
2.887% due 11/16/2009	290	268
3.812% due 03/30/2009	100	96
6.750% due 10/01/2037	1,200	801

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
3.328% due 01/12/2010	100	97

International Lease Finance Corp.
3.626% due 06/26/2009	370	340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase & Co.
3.479% due 06/26/2009	$290	$289
6.000% due 01/15/2018	100	91

KeyBank N.A.
5.061% due 06/02/2010	200	199

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	65

Merrill Lynch & Co., Inc.
2.852% due 05/08/2009	200	195
4.610% due 05/20/2009	600	586
6.875% due 04/25/2018	300	266

Metropolitan Life Global Funding I
2.847% due 05/17/2010	200	198

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
2.852% due 05/07/2009	300	260
2.912% due 02/09/2009	340	296
3.071% due 01/15/2010	400	301
4.904% due 05/14/2010	200	146

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	100

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	149

SLM Corp.
2.940% due 07/27/2009	30	27
2.960% due 07/26/2010	1,000	759

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	72

Travelers Cos., Inc.
8.125% due 04/15/2010	800	832

UBS AG
5.875% due 12/20/2017	100	89

Wachovia Corp.
2.861% due 12/01/2009	200	174
7.980% due 02/28/2049	2,500	1,046

		18,656

INDUSTRIALS 5.8%

Amgen, Inc.
2.889% due 11/28/2008	100	100
6.900% due 06/01/2038	400	388

AstraZeneca PLC
5.900% due 09/15/2017	100	99

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

Daimler Finance North America LLC
3.169% due 03/13/2009	50	50

Dell, Inc.
4.700% due 04/15/2013	200	193

General Mills, Inc.
2.921% due 01/22/2010	100	99

Home Depot, Inc.
2.944% due 12/16/2009	100	94

International Business Machines Corp.
5.700% due 09/14/2017	900	873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$300	$267

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Oracle Corp.
4.950% due 04/15/2013	300	299
5.750% due 04/15/2018	200	186

Philip Morris International, Inc.
6.375% due 05/16/2038	100	88

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Union Pacific Corp.
5.700% due 08/15/2018	200	186

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	96

		3,306

UTILITIES 1.2%

AT&T, Inc.
6.300% due 01/15/2038	200	166

Enel Finance International S.A.
6.800% due 09/15/2037	300	295

NGPL Pipe Co. LLC
6.514% due 12/15/2012	100	100

Verizon Communications, Inc.
5.250% due 04/15/2013	100	96

		657

Total Corporate Bonds & Notes (Cost $27,399)		22,619

MUNICIPAL BONDS & NOTES 1.9%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	208

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	701

Total Municipal Bonds & Notes (Cost $1,194)		1,100

U.S. GOVERNMENT AGENCIES 88.2%

Fannie Mae
4.278% due 06/01/2043	51	51
5.000% due 02/25/2017 - 11/01/2038	10,494	10,211
5.500% due 02/01/2018 - 10/01/2038	4,119	4,121
5.500% due 04/01/2037 - 01/01/2038 (c)	7,349	7,336
6.000% due 12/01/2035 - 10/01/2038	1,616	1,639
6.000% due 01/01/2037 - 05/01/2038 (c)	12,249	12,423
6.500% due 10/01/2035 - 08/01/2037	846	869
6.500% due 03/01/2038 (c)	990	1,016

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	1,617	1,581
2.718% due 02/15/2019	642	626
4.250% due 09/15/2024	207	206
5.000% due 12/14/2018 - 07/15/2020	118	112

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 07/01/2037 - 01/01/2038 (c)	$2,809	$2,797
5.500% due 10/01/2038	1,000	994
6.000% due 03/01/2037 - 07/01/2038	1,692	1,715
6.000% due 10/01/2037 - 06/01/2038 (c)	2,708	2,744

Ginnie Mae
6.000% due 08/15/2037 (c)	959	975

Small Business Administration
5.290% due 12/01/2027	98	96
5.490% due 03/01/2028	689	687

Total U.S. Government Agencies (Cost $50,133)		50,199

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Notes
3.125% due 11/30/2009	400	406
4.250% due 08/15/2013	200	212

Total U.S. Treasury Obligations (Cost $615)		618

MORTGAGE-BACKED SECURITIES 7.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	600	511

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	265	162

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	217	132
3.855% due 02/25/2036	136	81

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	183	163
4.797% due 11/25/2034	107	94

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	95	90
3.287% due 03/25/2037	38	37

Greenpoint Mortgage Funding Trust
3.287% due 01/25/2047	77	73

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	126	113

GSR Mortgage Loan Trust
5.248% due 11/25/2035	82	70

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	518
5.420% due 01/15/2049	300	250

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	64	58

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	31	26

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	56	48

Morgan Stanley Capital I
2.548% due 10/15/2020	36	32
5.809% due 12/12/2049	500	427

Residential Accredit Loans, Inc.
4.215% due 09/25/2045	234	153

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	54	45
3.337% due 03/25/2037	131	83

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	$175	$166

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	151	134

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	235	207
3.855% due 02/25/2046	445	267

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	121	109

Total Mortgage-Backed Securities (Cost $5,139)		4,265

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	124	122

American Express Credit Account Master Trust
2.988% due 02/15/2012	16	16

Asset-Backed Funding Certificates
3.267% due 01/25/2037	39	37

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	142	130

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	212	202

Chase Issuance Trust
2.498% due 02/15/2011	300	299
4.319% due 09/15/2015	600	598

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	121	112
3.267% due 01/25/2037	78	77
3.317% due 08/25/2036	441	427

Countrywide Asset-Backed Certificates
3.257% due 06/25/2037	247	240
3.257% due 07/25/2037	296	280
3.277% due 06/25/2037	49	47
3.287% due 06/25/2037	261	250
3.287% due 10/25/2037	177	169
3.387% due 09/25/2036	398	368

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	251	241
3.297% due 12/25/2037	161	155

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	99	93

Fremont Home Loan Trust
3.307% due 05/25/2036	37	36

GSAMP Trust
3.277% due 12/25/2036	176	162

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	115	112

HSBC Asset Loan Obligation
3.267% due 12/25/2036	282	259

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	219	209

MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037	65	52
3.267% due 11/25/2036	155	151

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	86	84

Morgan Stanley ABS Capital I
3.247% due 01/25/2037	54	51
3.257% due 11/25/2036	129	125

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securities Corp.
3.277% due 02/25/2037		$159	$150

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037		322	304

SLM Student Loan Trust
3.480% due 07/25/2013		593	592

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		30	29
3.287% due 06/25/2037		132	127

Specialty Underwriting & Residential Finance
3.267% due 01/25/2038		140	130

Structured Asset Securities Corp.
3.307% due 01/25/2037		289	263

Total Asset-Backed Securities (Cost $7,055)			6,755

SOVEREIGN ISSUES 0.9%

Korea Development Bank
2.928% due 04/03/2010		500	494

Total Sovereign Issues (Cost $500)			494

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

Bear Stearns Cos. LLC
5.262% due 07/27/2012	EUR	100	131

General Electric Capital Corp.
5.500% due 09/15/2067		300	254

Total Foreign Currency-Denominated Issues (Cost $555)			385

SHORT-TERM INSTRUMENTS 19.0%

COMMERCIAL PAPER 3.2%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,800	1,800

REPURCHASE AGREEMENTS 0.5%

Merrill Lynch & Co., Inc.
0.500% due 10/06/2008		305	305

(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $308. Repurchase proceeds are $306.)

U.S. TREASURY BILLS 15.3%
1.081% due 10/16/2008 - 12/26/2008 (b)		8,740	8,699

Total Short-Term Instruments (Cost $10,831)			10,804

PURCHASED OPTIONS (f) 0.2%
(Cost $165)			107

Total Investments 171.2% (Cost $103,586)			$97,346

Written Options (g) (0.3%) (Premiums $177)			(151)

Other Assets and Liabilities (Net) (70.9%)			(40,321)

Net Assets 100.0%			$56,874

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $27,651 at a weighted average interest rate of 2.471%. On September 30, 2008, securities valued at $26,363 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $624 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	5	$4
90-Day Euribor June Futures	Long	06/2009	2	8
90-Day Euribor March Futures	Long	03/2009	3	10
90-Day Eurodollar December Futures	Long	12/2008	65	(49)
90-Day Eurodollar December Futures	Long	12/2009	17	12
90-Day Eurodollar June Futures	Long	06/2009	73	59
90-Day Eurodollar June Futures	Long	06/2010	1	0
90-Day Eurodollar March Futures	Long	03/2009	45	22
90-Day Eurodollar March Futures	Long	03/2010	17	10
90-Day Eurodollar September Futures	Long	09/2009	38	45
90-Day Eurodollar September Futures	Long	09/2010	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2008	36	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	9	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	44
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	27	51

				$179

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	$600	$(72)	$0	$(72)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	500	(84)	0	(84)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	100	(44)	0	(44)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	100	(43)	0	(43)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	800	(413)	(142)	(271)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	500	(1)	0	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	100	(6)	0	(6)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	300	0	0	0
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	100	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	500	(9)	0	(9)

						$(675)	$(142)	$(533)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	$1,800	$153	$131	$22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	100	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	300	0	(1)	1
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,500	8	(31)	39
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	1,500	2	(20)	22
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	4,100	6	(25)	31

					$169	$53	$116

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(36)	$0	$(36)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	400	5	0	5
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	200	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	0	0	0

					$(30)	$0	$(30)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	(1)	0	(1)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	0	0	0
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(17)	(7)	(10)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	(7)	0	(7)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	(7)	(3)	(4)
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		2,000	13	6	7
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	6	(2)	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	7	(3)	10
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		600	7	12	(5)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		700	8	3	5
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		900	(5)	(2)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		500	(19)	(16)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300	(11)	3	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		100	(3)	1	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		300	(13)	1	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,700	(75)	28	(103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		200	(9)	4	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,700	(76)	35	(111)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	800	16	3	13
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	(1)	(2)	1
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	400	(1)	1	(2)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		200	0	1	(1)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		200	0	2	(2)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		300	(5)	(9)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	(8)	(12)	4
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	2	(4)	6
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	(3)	2	(5)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	2	0	2
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	66	109	(43)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		100	(27)	(14)	(13)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM	EUR	100	(4)	0	(4)

							$(177)	$142	$(319)

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	16,000	1-Month USD-LIBOR less 0.250%	$923	11/15/2008	GSC	$22
Receive	iShares MSCI EAFE Index	1,059,547	1-Month USD-LIBOR less 0.250%	61,104	11/15/2008	GSC	(1,507)

							$(1,485)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$3,700	$40	$30
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	800	9	6
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	5,500	50	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	8
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	10
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	18

							$165	$107

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	5	$3	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	5	3	7

				$6	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,400	$35	$31
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	300	10	9
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	200	5	4
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	6
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,900	49	34
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	16	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	600	18	19

							$171	$141

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	78	2,000	111
Closing Buys	0	(2,000)	(16)
Expirations	(132)	0	(128)
Exercised	(8)	0	(6)

Balance at 09/30/2008	10	$6,100	$177

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
Ginnie Mae	6.000%	10/01/2038	900	925	912
U.S. Treasury Notes	2.000%	02/28/2010	500	499	502
U.S. Treasury Notes	2.125%	01/31/2010	500	500	504
U.S. Treasury Notes	2.125%	04/30/2010	500	500	507
U.S. Treasury Notes	2.375%	08/31/2010	900	907	910
U.S. Treasury Notes	2.875%	01/31/2013	3,800	3,812	3,836

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
U.S. Treasury Notes	3.125%	11/30/2009	$900	$910	$922
U.S. Treasury Notes	3.250%	12/31/2009	300	304	308
U.S. Treasury Notes	3.500%	02/15/2010	300	308	308
U.S. Treasury Notes	4.250%	08/15/2013	200	211	213

				$9,889	$9,934

(7)	Market value includes $46 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Buy		HSBC	28	04/2009	0	0	0
Buy	AUD	MSC	65	10/2008	0	(3)	(3)
Sell		MSC	130	10/2008	3	0	3
Buy		UBS	48	10/2008	0	(3)	(3)
Sell	BRL	BNP	44	12/2008	0	0	0
Buy		HSBC	2,258	12/2008	0	(155)	(155)
Sell		HSBC	431	12/2008	10	0	10
Sell		JPM	155	12/2008	12	0	12
Sell		MSC	917	12/2008	36	0	36
Sell		RBC	1,423	12/2008	33	0	33
Buy		UBS	902	12/2008	0	(20)	(20)
Sell		UBS	189	12/2008	3	0	3
Buy		RBC	1,423	06/2009	0	(34)	(34)
Buy	CNY	BCLY	129	11/2008	0	0	0
Buy		BOA	95	11/2008	0	0	0
Buy		DUB	462	11/2008	0	(1)	(1)
Buy		HSBC	102	11/2008	0	0	0
Buy		JPM	469	11/2008	0	(1)	(1)
Buy		UBS	95	11/2008	0	0	0
Buy		BCLY	446	07/2009	0	(5)	(5)
Buy		DUB	1,769	07/2009	0	(18)	(18)
Buy		HSBC	633	07/2009	0	(6)	(6)
Buy		JPM	481	07/2009	0	(5)	(5)
Buy	EUR	BCLY	82	10/2008	0	(6)	(6)
Buy		BOA	14	10/2008	0	(1)	(1)
Buy		CITI	46	10/2008	0	(3)	(3)
Buy		DUB	16	10/2008	0	(1)	(1)
Buy		GSC	77	10/2008	0	(4)	(4)
Buy		HSBC	23	10/2008	0	(1)	(1)
Buy		JPM	6	10/2008	0	0	0
Buy		MSC	8	10/2008	0	(1)	(1)
Sell		UBS	746	10/2008	42	0	42
Buy	GBP	BOA	23	10/2008	0	(2)	(2)
Buy		UBS	302	10/2008	0	(23)	(23)
Sell		UBS	1,241	11/2008	43	0	43
Buy	IDR	DUB	441,000	10/2008	0	0	0
Buy	INR	DUB	760	11/2008	0	(3)	(3)
Buy		HSBC	1,906	11/2008	0	(6)	(6)
Buy		JPM	2,154	11/2008	0	(8)	(8)
Sell		JPM	871	11/2008	0	0	0
Sell	JPY	DUB	5,869	10/2008	0	(1)	(1)
Buy	KWD	HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	340	11/2008	0	(7)	(7)
Buy		BOA	68	11/2008	0	(1)	(1)
Buy		DUB	68	11/2008	0	(1)	(1)
Buy		HSBC	65	11/2008	0	(1)	(1)
Buy		JPM	58	11/2008	0	(1)	(1)
Buy		JPM	336	02/2009	0	(7)	(7)
Buy	PHP	HSBC	3,000	11/2008	0	(4)	(4)
Buy		JPM	3,000	11/2008	0	(4)	(4)
Buy		BCLY	700	02/2009	0	(1)	(1)
Buy		HSBC	680	02/2009	0	(1)	(1)
Buy		JPM	2,016	02/2009	0	(1)	(1)
Buy		MSC	1,200	02/2009	0	(1)	(1)
Sell	RUB	BCLY	2,607	11/2008	3	0	3
Buy		HSBC	5,696	11/2008	0	(9)	(9)
Sell		HSBC	3,089	11/2008	11	0	11
Buy		JPM	3,089	05/2009	0	(11)	(11)
Sell		UBS	3,089	05/2009	10	0	10
Buy	SAR	HSBC	28	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	150	11/2008	$0	$(5)	$(5)
Sell		BCLY	24	11/2008	0	0	0
Buy		BOA	68	11/2008	0	(3)	(3)
Buy		CITI	52	11/2008	0	(1)	(1)
Buy		JPM	256	11/2008	0	(9)	(9)
Sell		JPM	24	11/2008	0	0	0
Sell		MSC	24	11/2008	0	0	0
Buy		UBS	68	11/2008	0	(3)	(3)
Sell		UBS	24	11/2008	0	0	0

					$206	$(382)	$(176)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$97,346	$0	$97,346
Short Sales, at value	0	(9,888)	0	(9,888)
Other Financial Instruments ++	178	(2,579)	(1)	(2,402)

Total	$178	$84,879	$(1)	$85,056

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	14	(3)	(1)

Total	$(12)	$0	$0	$0	$14	$(3)	$(1)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Georgia-Pacific Corp.
4.219% due 12/20/2012	174	154
4.238% due 12/20/2012	766	679
4.551% due 12/20/2012	397	351
4.567% due 12/20/2012	2,428	2,152

HCA, Inc.
6.012% due 11/18/2013	2,561	2,252

Total Bank Loan Obligations (Cost $8,192)		6,933

CORPORATE BONDS & NOTES 34.2%

BANKING & FINANCE 20.5%

American Express Bank FSB
6.000% due 09/13/2017	5,200	4,350

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,275

American Express Co.
6.150% due 08/28/2017	1,200	1,023

American International Group, Inc.
4.950% due 03/20/2012	700	432
5.850% due 01/16/2018	3,000	1,508
8.250% due 08/15/2018	5,900	3,432

ANZ National International Ltd.
6.200% due 07/19/2013	4,100	4,074

ASIF II
5.750% due 02/16/2009	300	243

Bank of America Corp.
5.650% due 05/01/2018	400	337
8.000% due 12/29/2049	4,700	3,725

Bank of America N.A.
3.760% due 06/23/2010	2,700	2,653

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,491
6.050% due 12/04/2017	1,600	1,491
7.434% due 09/29/2049	600	489
7.700% due 04/29/2049	1,300	1,146

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,411

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	3,200	3,083

Citigroup Capital XXI
8.300% due 12/21/2077	1,500	1,118

Citigroup, Inc.
5.500% due 04/11/2013	1,000	874
6.125% due 11/21/2017	5,000	4,244

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,691

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	185
7.250% due 10/25/2011	1,950	1,242
9.750% due 09/15/2010	400	287

General Electric Capital Corp.
2.849% due 03/12/2010	2,800	2,763
6.375% due 11/15/2067	200	162

GMAC LLC
6.625% due 05/15/2012	600	254
6.875% due 08/28/2012	2,200	875
7.000% due 02/01/2012	1,100	449

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	5,300	4,414

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

John Deere Capital Corp.
3.567% due 06/10/2011	$3,900	$3,911

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,223

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	9
6.875% due 05/02/2018 (a)	200	26

Merrill Lynch & Co., Inc.
3.251% due 01/15/2015	5,000	3,664
6.050% due 08/15/2012	400	375
6.875% due 04/25/2018	1,300	1,152

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	486

Morgan Stanley
6.000% due 04/28/2015	1,300	886

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	200

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	1,417

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	1,026

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,098
8.700% due 08/07/2018	1,100	986

UBS AG
3.982% due 06/19/2010	2,000	1,996
5.875% due 12/20/2017	2,600	2,313

		82,489

INDUSTRIALS 10.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	2,063

Erac USA Finance Co.
6.375% due 10/15/2017	7,500	5,971

Gaz Capital S.A.
8.146% due 04/11/2018	700	616

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,083

International Business Machines Corp.
3.375% due 07/28/2011	4,400	4,399

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,257

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,440
6.875% due 02/01/2038	300	276

Loews Corp.
5.250% due 03/15/2016	2,800	2,700

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	2,057

Southern Co.
3.511% due 08/20/2010	4,900	4,891

Williams Cos., Inc.
6.375% due 10/01/2010	200	196

Xerox Corp.
9.750% due 01/15/2009	1,100	1,118

		39,977

UTILITIES 3.7%

AT&T, Inc.
4.125% due 09/15/2009	500	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2018	$1,100	$981
6.300% due 01/15/2038	500	414

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,126

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	4,639

Embarq Corp.
6.738% due 06/01/2013	2,000	1,765

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	5,378

		14,799

Total Corporate Bonds & Notes (Cost $157,019)		137,265

CONVERTIBLE BONDS & NOTES 1.1%

Prudential Financial, Inc.
1.189% due 12/15/2037	4,700	4,460

Total Convertible Bonds & Notes (Cost $4,519)		4,460

MUNICIPAL BONDS & NOTES 3.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,684

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	348

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	2,265	1,467

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	530

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	87

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	263

Total Municipal Bonds & Notes (Cost $13,090)		12,379

U.S. GOVERNMENT AGENCIES 135.2%

Fannie Mae
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036 (h)	2,252	2,241
3.375% due 11/25/2023	226	224
3.457% due 06/25/2044	52	52
3.557% due 09/25/2042	721	710
3.740% due 08/01/2035	642	654
3.785% due 08/01/2010	362	357
4.278% due 09/01/2044 - 10/01/2044 (h)	3,942	3,933
4.278% due 10/01/2044	158	158
4.500% due 06/01/2010 - 10/01/2038	2,266	2,161
4.500% due 09/25/2020 (h)	3,928	3,931
4.503% due 11/01/2034	795	801
4.567% due 10/01/2035	651	657
4.652% due 07/01/2035 (h)	1,567	1,584
4.804% due 10/01/2035	608	617
4.842% due 02/01/2034	683	688
4.861% due 09/01/2035	1,130	1,143
4.875% due 04/25/2024	179	182
4.936% due 10/01/2035	560	563
5.000% due 12/01/2018 - 10/01/2038	126,441	123,450

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 02/25/2025 - 02/01/2036 (h)	$35,122	$34,556
5.156% due 03/01/2036 (h)	1,915	1,919
5.248% due 02/01/2036 (h)	4,467	4,486
5.249% due 08/01/2036	1,141	1,153
5.399% due 07/01/2032	49	49
5.500% due 01/01/2021 - 05/01/2037	34,656	34,746
5.500% due 09/25/2024 - 02/01/2038 (h)	39,240	39,207
5.820% due 09/01/2031	2	2
6.000% due 10/01/2035 - 10/01/2038	12,787	12,956
6.220% due 02/01/2035	368	374
6.500% due 05/01/2037 - 10/01/2038	4,182	4,286
7.500% due 12/01/2014	156	163

Freddie Mac
2.688% due 10/15/2020	703	693
2.838% due 06/15/2031	1,414	1,378
2.888% due 11/15/2016 - 03/15/2017 (h)	6,169	6,122
3.500% due 01/15/2023	558	558
4.000% due 11/01/2013 (h)	3,643	3,606
4.000% due 05/15/2016	307	307
4.278% due 10/25/2044	173	167
4.500% due 02/15/2017 - 01/15/2018 (h)	10,294	10,318
4.500% due 09/15/2020	264	264
4.875% due 06/13/2018	6,000	6,093
5.000% due 12/15/2015 - 11/15/2025 (h)	36,753	37,031
5.000% due 02/16/2017 - 01/01/2037	7,374	7,455
5.278% due 09/01/2035	1,345	1,351
5.300% due 09/01/2035 (h)	2,148	2,159
5.500% due 07/18/2016 - 10/01/2038	96,198	95,671
5.500% due 12/01/2034 - 02/01/2038 (h)	14,410	14,352

Ginnie Mae
2.888% due 03/16/2032	36	36
5.000% due 10/01/2038	43,000	42,174
5.125% due 11/20/2024	95	96
6.000% due 10/01/2038 - 11/01/2038	13,000	13,174
6.500% due 10/01/2038 - 11/01/2038	13,000	13,287

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,126

Small Business Administration
5.680% due 06/01/2028	2,500	2,520

Total U.S. Government Agencies (Cost $539,577)		542,963

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	1,047	1,012
2.375% due 01/15/2027	1,308	1,261

U.S. Treasury Notes
2.875% due 06/30/2010	77,700	79,054
3.875% due 05/15/2018	2,900	2,916
4.000% due 02/15/2014	7,800	8,100
4.750% due 03/31/2011	22,100	23,332

Total U.S. Treasury Obligations (Cost $115,384)		115,675

MORTGAGE-BACKED SECURITIES 10.9%

American Home Mortgage Assets
3.397% due 05/25/2046	2,083	1,344
3.417% due 10/25/2046	800	312

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
6.129% due 01/20/2047	$162	$110

Banc of America Mortgage Securities, Inc.
3.657% due 01/25/2034	185	178
5.000% due 05/25/2034	197	179

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,272	2,115
4.550% due 08/25/2035	560	536
4.625% due 10/25/2035	3,179	2,868
4.750% due 10/25/2035	316	311
5.474% due 05/25/2047	2,162	1,821

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	433	368
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	511	412

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	504	401

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	635	606
4.700% due 12/25/2035	1,405	1,306
6.014% due 09/25/2037	2,092	1,463

Countrywide Alternative Loan Trust
3.382% due 12/20/2046	2,094	1,277
3.398% due 10/25/2035	56	53
3.398% due 03/20/2046	1,508	932
3.398% due 07/20/2046	2,081	1,285
4.500% due 06/25/2035	339	336
5.426% due 06/25/2037	2,628	1,788

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	300	191
3.527% due 03/25/2035	238	142

CS First Boston Mortgage Securities Corp.
5.014% due 06/25/2033	262	257

Deutsche ALT-A Securities, Inc.

Alternate Loan Trust
3.287% due 02/25/2037	1,174	1,109

Downey Savings & Loan Association

Mortgage Loan Trust
3.290% due 08/19/2045	1,274	827
5.205% due 07/19/2044	111	91

First Horizon Alternative Mortgage Securities
4.245% due 03/25/2035	246	154

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	115	100

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	100	93

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	176	175

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	1,901	1,154

GSR Mortgage Loan Trust
4.539% due 09/25/2035	468	400
5.500% due 11/25/2035	222	222

GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	16	14

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,308	807

Homebanc Mortgage Trust
5.909% due 04/25/2037	900	490

Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	622	594
3.507% due 06/25/2037	747	398
5.048% due 12/25/2034	63	52

JPMorgan Mortgage Trust
5.021% due 02/25/2035	442	385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
3.287% due 07/25/2046	$464	$456

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	252	205

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	61	55
4.207% due 10/25/2035	80	73

Morgan Stanley Capital I
2.548% due 10/15/2020	1,041	935

Residential Accredit Loans, Inc.
3.417% due 04/25/2046	2,024	1,305
3.607% due 03/25/2033	150	140

Residential Asset Securitization Trust
3.557% due 10/25/2018	2,033	1,783
3.607% due 05/25/2033	222	202

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	299	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	346	285
3.487% due 02/25/2036	799	516

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,772	1,700

WaMu Mortgage Pass-Through Certificates
3.517% due 01/25/2045	223	149
3.527% due 01/25/2045	213	146
3.555% due 03/25/2047	1,091	575
5.468% due 02/25/2037	298	251

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	609	563
4.336% due 07/25/2035	2,700	2,507
4.500% due 11/25/2018	1,195	1,164
4.689% due 05/25/2035	293	264
5.240% due 04/25/2036	2,256	2,117

Total Mortgage-Backed Securities (Cost $49,126)		43,721

ASSET-BACKED SECURITIES 2.7%

Access Group, Inc.
4.093% due 10/27/2025	2,400	2,373

Aurum CLO 2002-1 Ltd.
3.221% due 04/15/2014	1,501	1,453

Bear Stearns Asset-Backed Securities Trust
5.437% due 10/25/2036	1,765	1,286

Countrywide Asset-Backed Certificates
3.257% due 12/25/2046	352	348

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	233	225

GSAMP Trust
3.277% due 01/25/2036	33	32
3.297% due 11/25/2035	126	62
3.497% due 03/25/2034	61	60

Lehman XS Trust
3.287% due 04/25/2046	108	107
3.287% due 08/25/2046	611	602

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	186	143

New Century Home Equity Loan Trust
3.277% due 08/25/2036	37	37

SLM Student Loan Trust
2.800% due 07/25/2017	2,000	1,897
3.264% due 10/27/2014	1,700	1,691

Structured Asset Securities Corp.
4.900% due 04/25/2035	704	466

Total Asset-Backed Securities (Cost $11,721)		10,782

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$650

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,916

Republic of Germany
4.250% due 07/04/2039	EUR	4,100	5,446
4.750% due 07/04/2034		3,100	4,427
5.500% due 01/04/2031		200	313
5.625% due 01/04/2028		3,000	4,735

Total Foreign Currency-Denominated Issues (Cost $19,361)			17,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		400	157

Total Convertible Preferred Stocks (Cost $400)			157

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		13,000	28

Total Preferred Stocks (Cost $325)			28

	SHARES	VALUE (000S)
EXCHANGE-TRADED FUNDS 2.4%

iShares MSCI EAFE Index Fund	172,236	$9,697

Total Exchange-Traded Funds (Cost $10,076)		9,697

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.1%

CERTIFICATES OF DEPOSIT 0.5%

Unicredito Italiano NY
3.088% due 05/18/2009	$2,000	1,998

COMMERCIAL PAPER 1.9%

Federal Home Loan Bank
0.100% due 10/07/2008	7,600	7,600

REPURCHASE AGREEMENTS 7.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	21,300	21,300
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $21,754. Repurchase proceeds are $21,300.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	4,859	4,859
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $4,871. Repurchase proceeds are $4,859.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,921	$4,921
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $5,020. Repurchase proceeds are $4,921.)

		31,080

U.S. TREASURY BILLS 7.9%
1.103% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	32,050	31,827

Total Short-Term Instruments (Cost $72,665)		72,505

PURCHASED OPTIONS (k) 1.0%
(Cost $3,410)		4,131

Total Investments 243.6% (Cost $1,004,865)		$978,183

Written Options (l) (0.4%) (Premiums $1,408)		(1,433)

Other Assets and Liabilities (Net) (143.2%)		(575,117)

Net Assets 100.0%		$401,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $248 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $25,206 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $1,451 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $1,297 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $223,118 at a weighted average interest rate of 2.425%. On September 30, 2008, securities valued at $164,374 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $4,221 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	142	$112
90-Day Euribor March Futures	Long	03/2009	71	108
90-Day Eurodollar December Futures	Long	12/2008	188	(162)
90-Day Eurodollar December Futures	Long	12/2009	211	104
90-Day Eurodollar March Futures	Long	03/2009	185	(58)
90-Day Eurodollar March Futures	Long	03/2010	289	242
90-Day Eurodollar June Futures	Short	06/2009	58	114
90-Day Eurodollar September Futures	Long	09/2009	248	299
Euro-Bobl December Futures	Short	12/2008	119	(137)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	130	10
Euro-Bund 10-Year Bond December Futures	Short	12/2008	6	(9)
Euro-Schatz December Futures	Short	12/2008	467	(351)
Euro-Schatz December Futures Call Options Strike @ EUR 107.000	Long	12/2008	467	21
U.S. Treasury 5-Year Note December Futures	Short	12/2008	356	188
U.S. Treasury 10-Year Note December Futures	Long	12/2008	28	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2008	194	(114)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	323	430
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	103	123
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	349	955

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	$334
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	52	(120)

				$2,089

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc. 6.000% due 07/15/2013	(1.200%	)	09/20/2013	BCLY	1.498%	$2,100	$26	$0	$26
AutoZone, Inc. 5.875% due 10/15/2012	(0.665%	)	06/20/2017	RBS	1.055%	1,900	51	0	51
Baxter International, Inc. 6.625% due 02/15/2028	(0.350%	)	09/20/2013	BCLY	0.269%	4,600	(18)	0	(18)
BellSouth Corp. 5.200% due 09/15/2014	(0.395%	)	09/20/2014	DUB	0.417%	1,200	1	0	1
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	BCLY	0.270%	2,600	(10)	0	(10)
Campbell Soup Co. 4.875% due 10/01/2013	(0.350%	)	09/20/2013	UBS	0.270%	1,700	(6)	0	(6)
Clorox Co. 6.125% due 02/01/2011	(0.330%	)	12/20/2012	BOA	0.696%	2,700	38	0	38
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%	)	09/20/2018	CSFB	1.280%	5,000	74	0	74
Dominion Resources, Inc. 5.150% due 07/15/2015	(0.540%	)	09/20/2013	BCLY	0.593%	8,900	18	0	18
Erac USA Finance Co. 6.375% due 10/15/2017	(0.800%	)	12/20/2017	GSC	4.180%	7,500	1,423	0	1,423
General Mills, Inc. 5.700% due 02/15/2017	(0.500%	)	09/20/2013	BCLY	0.375%	4,600	(28)	0	(28)
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%	)	06/20/2018	CITI	3.916%	2,200	369	0	369
Goodrich Corp. 6.290% due 07/01/2016	(0.510%	)	09/20/2016	DUB	0.609%	2,200	14	0	14
Hungary Government International Bond 4.750% due 02/03/2015	(1.660%	)	03/20/2013	MSC	1.947%	2,600	30	0	30
Kohl’s Corp. 6.250% due 12/15/2007	(0.680%	)	12/20/2017	RBS	1.298%	10,000	433	0	433
Loews Corp. 5.250% due 03/15/2016	(0.280%	)	03/20/2016	BEAR	0.608%	2,800	58	0	58
Ltd. Brands, Inc. 6.125% due 12/01/2012	(1.030%	)	06/20/2017	GSC	3.100%	5,000	608	0	608
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%	)	03/20/2015	CITI	4.001%	5,000	356	0	356
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%	)	03/20/2018	CITI	1.272%	2,000	32	0	32
Raytheon Co. 7.200% due 08/15/2027	(0.480%	)	09/20/2013	BCLY	0.373%	1,100	(5)	0	(5)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200%	)	06/20/2013	BCLY	1.552%	2,000	29	0	29
Turkey Government International Bond 11.875% due 01/15/2030	(2.200%	)	10/20/2010	MSC	1.824%	100	(2)	0	(2)
Turkey Government International Bond 11.875% due 01/15/2030	(2.630%	)	03/20/2013	MSC	2.892%	2,600	25	0	25
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%	)	03/20/2015	GSC	2.150%	5,000	537	0	537
Weyerhaeuser Co. 6.750% due 03/15/2012	(0.960%	)	06/20/2017	UBS	1.875%	800	48	0	48

							$4,101	$0	$4,101

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	CITI	4.610%	$700	$(82)	$0	$(82)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	2,600	(4)	0	(4)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.950%	09/20/2012	CITI	4.464%	700	(78)	0	(78)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	500	0	0	0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	2,800	3	0	3
Reynolds American, Inc. 7.625% due 06/01/2016	1.280%	06/20/2017	DUB	1.821%	1,000	(35)	0	(35)

						$(196)	$0	$(196)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	(0.540%)	07/25/2045	BEAR	$	2,200	$1,682	$(1)	$1,683
CDX.EM-9 Index	(2.650%)	06/20/2013	BCLY		3,900	75	(82)	157
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY		1,200	117	27	90
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS		1,200	117	26	91
CDX.IG-5 7 Year Index 10-15%	(0.143%)	12/20/2012	MSC		7,800	941	0	941
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY		1,400	76	18	58

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	$3,100	$169	$52	$117
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	2,100	114	51	63
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	RBS	900	49	13	36
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	1,400	3	(49)	52
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	MSC	2,200	4	(34)	38
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	700	4	(1)	5
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,700	15	38	(23)

					$3,366	$58	$3,308

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	DUB	$750	$(573)	$(50)	$(523)
ABX.HE A 06-1 Index	0.540%	07/25/2045	MLP	700	(535)	(49)	(486)
ABX.HE A 06-1 Index	0.540%	07/25/2045	UBS	750	(574)	(51)	(523)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	GSC	1,000	(307)	(325)	18
CDX.Hvol-9 5 Year Index	1.400%	12/20/2012	CSFB	3,500	(386)	(45)	(341)
CDX.HY-8 Index 35-100%	0.483%	06/20/2012	BCLY	3,776	(130)	0	(130)
CDX.IG-5 10 Year Index 10-15%	0.463%	12/20/2015	MSC	5,600	(1,091)	0	(1,091)
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	5,200	(542)	(788)	246

					$(4,138)	$(1,308)	$(2,830)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	$(72)	$0	$(72)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(674)	8	(682)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(667)	(205)	(462)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	4	5	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	17	14	3
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$49,100	528	407	121
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		22,000	(130)	(82)	(48)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		66,900	(393)	(149)	(244)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		69,600	(410)	(152)	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		114,600	(676)	(1,151)	475
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		13,800	(81)	(144)	63
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		30,100	(1,205)	(921)	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		6,000	(240)	(143)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		5,800	(232)	(139)	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,400	(167)	(140)	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,800	(145)	(167)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		700	(27)	(19)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		10,100	(384)	(329)	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(3)	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		6,600	(251)	(155)	(96)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		27,200	(1,035)	(318)	(717)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(335)	(97)	(238)

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		$91,600	$(3,334)	$(369)	$(2,965)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(280)	4	(284)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		8,400	(305)	(103)	(202)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(149)	80	(229)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		1,700	(62)	1	(63)
Pay	3-Month USD-LIBOR	5.000%	12/15/2035	DUB		9,600	16	(202)	218
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(12)	(6)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY	EUR	8,600	72	(42)	114
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		9,210	(52)	(7)	(45)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		5,890	(33)	(4)	(29)
Pay	6-Month EUR-LIBOR	4.000%	06/18/2010	MSC		12,600	(236)	114	(350)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		13,900	145	(53)	198
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		900	24	4	20
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,800	99	6	93
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		23,200	48	37	11
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		9,500	(59)	(31)	(28)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	BCLY		1,900	113	35	78
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		1,000	61	22	39
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		1,000	(36)	3	(39)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,300	(117)	(28)	(89)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI		2,000	(194)	23	(217)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		400	(41)	(13)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(267)	(200)	(67)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		500	(51)	(16)	(35)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		3,100	(143)	(139)	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	DUB	GBP	12,800	(12)	(53)	41
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY		18,000	(33)	73	(106)
Receive	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		50,000	(90)	208	(298)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		4,600	(61)	(141)	80
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	(20)	(48)	28
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	13	(78)	91
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	10	(80)	90
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		1,700	(8)	(4)	(4)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		1,200	(16)	(24)	8
Receive	6-Month GBP-LIBOR	5.000%	09/20/2017	DUB		1,100	17	73	(56)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	87	269	(182)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(75)	(17)	(58)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	3	0	3
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	(19)	4	(23)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(94)	18	(112)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	500	(21)	0	(21)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		600	(25)	0	(25)

							$(11,729)	$(4,582)	$(7,147)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	1,832,637	1-Month USD-LIBOR less 0.500%	$116,501	06/30/2009	CSFB	$(13,497)
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	95,036	06/30/2009	CSFB	(11,006)
Pay	iShares MSCI EAFE Index	1,217,368	1-Month USD-LIBOR less 0.250%	70,206	11/15/2008	GSC	1,699
Receive	iShares MSCI EAFE Index	1,343,138	1-Month USD-LIBOR less 0.250%	77,459	11/15/2008	GSC	(1,643)
Receive	iShares MSCI EAFE Index	3,322,619	1-Month USD-LIBOR less 0.350%	191,948	04/14/2009	MLP	(5,350)

							$(29,797)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$110.500	11/21/2008	388	$13	$13
Call - CBOT U.S. Treasury 5-Year Note December Futures	125.000	11/21/2008	30	0	0
Call - CBOT U.S. Treasury 5-Year Note December Futures	126.000	11/21/2008	265	7	2
Call - CBOT U.S. Treasury 5-Year Note December Futures	138.000	11/21/2008	61	1	0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	594	11	9
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	34	1	1
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	165	3	3

				$36	$28

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.070%	09/14/2009	EUR	50,100	$259	$304
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$5,800	56	47
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009		10,200	97	139
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		600	16	25
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		600	16	10
Call - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.050%	12/18/2009		3,000	79	123
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.050%	12/18/2009		3,000	79	51
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		8,500	82	74
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		77,300	801	600

								$1,485	$1,373

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$274
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	212
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	138
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	107
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	56
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	120
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	130
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	194
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	43
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	82
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	139
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	276

						$1,220	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$6,000	$141	$250
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.602	02/13/2009	17,000	414	592
Call - OTC Fannie Mae 5.500% due 10/01/2038	106.000	10/07/2008	33,000	4	0
Call - OTC Fannie Mae 5.500% due 12/01/2038	96.406	11/14/2008	3,000	51	99
Call - OTC Fannie Mae 5.500% due 12/01/2038	107.000	12/04/2008	20,000	2	0
Call - OTC Ginnie Mae 5.500% due 12/01/2038	107.000	12/11/2008	10,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 06/15/2010	105.313	12/19/2008	12,000	1	1
Call - OTC U.S. Treasury Note 2.875% due 06/30/2010	104.313	12/19/2008	65,000	8	11
Call - OTC U.S. Treasury Note 4.000% due 02/15/2014	121.563	12/19/2008	7,800	1	0
Call - OTC U.S. Treasury Note 4.750% due 03/31/2011	110.781	12/19/2008	22,000	3	1
Call - OTC U.S. Treasury Note 4.750% due 05/15/2014	125.594	12/19/2008	2,800	0	0
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	113.000	11/20/2008	44,000	5	2
Call - OTC U.S. Treasury Note 5.125% due 06/30/2011	114.188	12/19/2008	15,000	2	1
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	43,400	5	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	59,000	7	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	22,300	3	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	15,100	2	0
Put - OTC Fannie Mae 6.500% due 12/01/2038	90.000	12/04/2008	4,000	0	0
Put - OTC Freddie Mac 5.500% due 11/01/2038	76.000	11/06/2008	65,000	8	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	28,000	3	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	74.000	10/15/2008	51,000	6	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	10,000	1	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	6,000	1	2

				$669	$959

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	55	$43	$44

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Receive	4.250%	09/14/2009	EUR	16,200	$239	$226
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		$2,500	55	55
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009		3,400	91	136
Call - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.250%	10/27/2008		700	30	63

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 30-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	$700	$30	$2
Call - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	10/27/2008	400	16	36
Put - OTC 30-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	10/27/2008	400	16	1
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,700	82	79
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	33,600	806	791

							$1,365	$1,389

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	55	13,000		0	534
Closing Buys	0	(108,200)		0	(2,269)
Expirations	(84)	(1,400)		0	(95)
Exercised	0	0		0	0

Balance at 09/30/2008	55	$45,400	EUR	16,200	$1,408

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$116,000	$115,075	$115,547
Fannie Mae	5.500%	12/01/2038	1,000	964	993
Ginnie Mae	5.500%	10/01/2038	10,000	10,067	9,992
U.S. Treasury Bills	0.558%	11/28/2008	12,650	12,639	12,635
U.S. Treasury Notes	2.000%	02/28/2010	21,600	21,557	21,686
U.S. Treasury Notes	2.875%	06/30/2010	104,000	105,524	106,405
U.S. Treasury Notes	4.000%	02/15/2014	7,800	8,123	8,123
U.S. Treasury Notes	4.125%	08/31/2012	4,600	4,830	4,870
U.S. Treasury Notes	4.250%	11/15/2017	9,700	10,158	10,208
U.S. Treasury Notes	4.750%	03/31/2011	22,100	23,392	23,785
U.S. Treasury Notes	4.750%	05/15/2014	2,800	3,014	3,108
U.S. Treasury Notes	4.750%	08/15/2017	32,300	35,192	34,849
U.S. Treasury Notes	5.125%	06/30/2011	59,100	63,128	64,615

				$413,663	$416,816

(7)	Market value includes $2,301 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	500	10/2008	$0	$(4)	$(4)
Buy		JPM	300	10/2008	0	0	0
Buy		MSC	9,866	10/2008	0	(408)	(408)
Sell		MSC	19,732	10/2008	421	(32)	389
Sell		UBS	25,398	10/2008	1,749	0	1,749
Sell	BRL	CITI	275	12/2008	10	0	10
Buy		HSBC	42,843	12/2008	0	(459)	(459)
Sell		HSBC	28,081	12/2008	1,117	0	1,117
Sell		MSC	12,952	12/2008	508	0	508
Sell		RBC	1,353	12/2008	31	0	31
Sell		UBS	183	12/2008	17	0	17
Buy		RBC	1,353	06/2009	0	(32)	(32)
Buy	CHF	JPM	370	10/2008	0	0	0
Buy		CITI	590	12/2008	0	(5)	(5)
Sell		MSC	33,696	12/2008	348	0	348
Buy	CLP	MSC	8,500	12/2008	0	(2)	(2)
Buy	CNY	DUB	16,516	10/2008	0	(1)	(1)
Sell		DUB	35,304	10/2008	0	(51)	(51)
Buy		JPM	18,788	10/2008	5	0	5
Buy		BCLY	3,625	07/2009	0	(41)	(41)
Buy		DUB	47,384	07/2009	0	(504)	(504)
Buy		HSBC	8,588	07/2009	0	(94)	(94)
Buy		JPM	5,956	07/2009	0	(65)	(65)
Sell	DKK	MSC	23,032	12/2008	87	0	87
Sell	EUR	CITI	107,389	10/2008	0	(350)	(350)

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	MLP	14,000	10/2008	$8	$0	$8
Sell		UBS	107,389	10/2008	5,989	0	5,989
Buy	GBP	BCLY	86	10/2008	0	(5)	(5)
Buy		JPM	700	10/2008	0	0	0
Buy		CITI	970	11/2008	0	(36)	(36)
Sell		UBS	60,432	11/2008	2,084	0	2,084
Sell	HKD	BCLY	13,939	10/2008	0	(6)	(6)
Buy		CITI	35,589	10/2008	5	0	5
Sell		CSFB	20,003	10/2008	0	(7)	(7)
Sell		DUB	12,315	10/2008	0	(5)	(5)
Sell		HSBC	8,000	10/2008	0	(5)	(5)
Sell		CITI	35,534	01/2009	0	(4)	(4)
Buy	JPY	CITI	200,000	10/2008	0	(31)	(31)
Sell		DUB	10,337,150	10/2008	0	(1,844)	(1,844)
Buy		RBS	1,000,000	10/2008	0	(4)	(4)
Buy	MXN	BCLY	162	11/2008	0	(1)	(1)
Buy		HSBC	45	11/2008	0	0	0
Buy		JPM	45	11/2008	0	0	0
Buy		RBC	19,944	11/2008	0	(67)	(67)
Buy	MYR	BCLY	1,257	11/2008	0	(35)	(35)
Buy		CITI	1,972	11/2008	0	(57)	(57)
Buy		DUB	2,145	11/2008	0	(63)	(63)
Sell		DUB	2,194	11/2008	38	0	38
Sell		HSBC	405	11/2008	9	0	9
Sell	NOK	MSC	15,723	12/2008	133	0	133
Sell	NZD	BCLY	415	10/2008	13	0	13
Buy	PLN	HSBC	2,522	05/2009	0	(81)	(81)
Buy	RUB	DUB	69,176	11/2008	0	(111)	(111)
Sell		HSBC	20,104	11/2008	21	0	21
Buy		HSBC	18,188	05/2009	0	(55)	(55)
Sell	SEK	RBS	54,615	10/2008	355	0	355
Sell	SGD	CITI	4,114	11/2008	153	0	153

					$13,101	$(4,465)	$8,636

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9,725	$957,043	$11,415	$978,183
Short Sales, at value	0	(414,515)	0	(414,515)
Other Financial Instruments ++	2,089	(25,312)	(145)	(23,368)

Total	$11,814	$517,216	$11,270	$540,300

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$1,663	$9,639	$1	$0	$112	$0	$11,415
Other Financial Instruments ++	(200)	0	0	14	10	31	(145)

Total	$1,463	$9,639	$1	$14	$122	$31	$11,270

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

68	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.820% due 08/03/2012	$43,346	$29,443

Ford Motor Co.
5.490% due 12/16/2013	4,936	3,266

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,333	1,182
4.551% due 12/20/2012	983	871
4.567% due 12/20/2012	11,333	10,043

Tribune Co.
5.412% due 05/30/2009	3,953	3,656

Total Bank Loan Obligations (Cost $64,179)		48,461

CORPORATE BONDS & NOTES 21.1%

BANKING & FINANCE 16.4%

Allstate Life Global Funding II
3.461% due 05/21/2010	100,500	100,011

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,837

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	9,708	9,500

American Express Bank FSB
5.500% due 04/16/2013	16,300	14,933
6.000% due 09/13/2017	25,600	21,415

American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,295

American Express Co.
7.000% due 03/19/2018	25,830	22,835
8.150% due 03/19/2038	7,270	6,506

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
3.954% due 06/20/2011	151,200	150,907

American International Group, Inc.
2.833% due 01/29/2010	6,300	4,098
2.895% due 10/18/2011	7,100	4,217
5.850% due 01/16/2018	10,300	5,178
8.175% due 05/15/2058	26,700	4,278
8.250% due 08/15/2018	18,300	10,646

ANZ National International Ltd.
6.200% due 07/19/2013	33,900	33,683

Bank of America Corp.
5.650% due 05/01/2018	12,500	10,547
8.000% due 12/29/2049	15,500	12,285
8.125% due 12/29/2049	30,000	24,276

Bank of America N.A.
3.760% due 06/23/2010	8,600	8,449

Bank of Scotland PLC
2.875% due 12/08/2010	2,500	2,254

Barclays Bank PLC
5.450% due 09/12/2012	70,800	70,662
6.050% due 12/04/2017	19,600	18,261
7.434% due 09/29/2049	8,700	7,091
7.700% due 04/29/2049	8,900	7,843

Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,000	4,677
6.950% due 08/10/2012	38,270	38,693
7.250% due 02/01/2018	22,000	21,207

Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	6,601

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Caelus Re Ltd.
9.061% due 06/07/2011	$3,900	$3,802

Calabash Re Ltd.
11.219% due 01/08/2010	4,900	4,962
13.719% due 01/08/2010	2,500	2,583

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	24,688

Caterpillar Financial Services Corp.
4.001% due 06/25/2010	135,000	131,131
4.226% due 06/24/2011	9,700	9,347

Chubb Corp.
5.750% due 05/15/2018	3,000	2,785

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,219

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	6,300	6,196
3.852% due 05/07/2010	63,200	59,623

Citigroup, Inc.
2.836% due 01/30/2009	9,600	9,499
5.500% due 04/11/2013	23,400	20,445
6.125% due 05/15/2018	34,400	28,532
6.500% due 08/19/2013	10,000	8,897
8.400% due 04/29/2049	93,000	63,418

Countrywide Financial Corp.
5.800% due 06/07/2012	5,000	4,228

Credit Suisse New York
5.000% due 05/15/2013	22,800	21,150

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,135

Foundation Re II Ltd.
9.557% due 11/26/2010	10,300	10,236

Foundation Re Ltd.
6.907% due 11/24/2008	7,250	7,181

General Electric Capital Corp.
2.859% due 12/12/2008	10,100	10,069
2.952% due 05/08/2013	27,300	25,281
4.119% due 09/28/2011	10,300	10,149
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
3.191% due 10/07/2011	17,607	14,102
3.300% due 06/23/2009	50,000	47,535
3.869% due 06/28/2010	20,000	17,462
5.950% due 01/18/2018	7,500	6,198
6.150% due 04/01/2018	22,600	18,824
6.750% due 10/01/2037	65,400	43,681

HBOS PLC
6.750% due 05/21/2018	34,800	29,208

HCP, Inc.
6.300% due 09/15/2016	2,000	1,645
6.700% due 01/30/2018	5,000	4,201

HSBC Finance Corp. CPI Linked Bond
6.940% due 02/10/2009	2,000	1,963

International Lease Finance Corp.
6.625% due 11/15/2013	10,500	6,443

John Deere Capital Corp.
3.567% due 06/10/2011	4,000	4,011

JPMorgan Chase & Co.
3.291% due 06/25/2010	500	495
6.400% due 05/15/2038	11,300	9,775

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	261

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,326

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.200% due 09/26/2014 (a)	$3,900	$507
6.875% due 05/02/2018 (a)	26,100	3,393
7.000% due 09/27/2027 (a)	4,500	585
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,200	11,397

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	28,400	26,949

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	13,130	12,491
5.054% due 05/12/2010	1,100	1,062
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	26,900	23,304
6.875% due 04/25/2018	90,300	80,027

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,700	1,679
3.961% due 06/25/2010	138,400	138,227
5.125% due 04/10/2013	14,800	14,392

Morgan Stanley
2.597% due 05/07/2010	10,000	6,715
2.852% due 05/07/2009	11,320	9,816
3.035% due 01/18/2011	17,600	11,478
4.904% due 05/14/2010	26,600	19,428
6.000% due 04/28/2015	51,200	34,880
6.625% due 04/01/2018	27,100	17,962
6.750% due 04/15/2011	7,000	5,185

Mystic Re Ltd.
9.111% due 12/05/2008	6,900	6,898
11.811% due 12/05/2008	3,300	3,300

National Australia Bank Ltd.
5.350% due 06/12/2013	32,200	30,966

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,099

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,900

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005
6.250% due 05/06/2018	18,000	17,297

Pricoa Global Funding I
3.613% due 06/04/2010	103,900	103,431

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	32,500	31,145

Rabobank Nederland NV
2.811% due 01/15/2009	11,300	11,293
3.209% due 05/19/2010	40,000	39,908

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	5,200	5,314
13.061% due 06/07/2010	20,000	20,620

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,015

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	9,237

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	22,200	19,891

UBS AG
5.750% due 04/25/2018	67,100	58,463
5.875% due 12/20/2017	13,900	12,363

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	22,000	21,983

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,010

Vita Capital III Ltd.
3.911% due 01/01/2012	7,900	7,543

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,000	4,918

Wachovia Bank N.A.
2.881% due 12/02/2010	30,500	22,971
3.704% due 05/14/2010	40,800	33,412

Wachovia Corp.
5.500% due 05/01/2013	88,300	73,123
7.980% due 02/28/2049	8,100	3,390

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	15,734
5.625% due 12/11/2017	1,200	1,105

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	12,371

Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	14,312

		2,472,559

INDUSTRIALS 3.6%

American Standard, Inc.
5.500% due 04/01/2015	6,000	5,642

Amgen, Inc.
2.889% due 11/28/2008	1,000	997
5.850% due 06/01/2017	9,000	8,654
6.150% due 06/01/2018	11,500	11,249

AutoZone, Inc.
6.500% due 01/15/2014	5,000	4,951

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	6,657

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,813

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,140	1,129

Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,100
6.375% due 10/01/2011	2,000	1,845

Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,981

Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,278
8.146% due 04/11/2018	7,900	6,952

General Electric Co.
2.854% due 12/09/2008	6,000	5,978

General Mills, Inc.
2.921% due 01/22/2010	600	592

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	67,700	67,446

HJ Heinz Co.
5.350% due 07/15/2013	5,000	4,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.428% due 12/01/2020	$20,000	$20,036

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Honeywell International, Inc.
2.845% due 07/27/2009	5,000	4,979

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

International Business Machines Corp.
3.375% due 07/28/2011	40,600	40,591

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,132
6.125% due 02/01/2018	19,200	18,017
6.125% due 08/23/2018	6,700	6,267

Kroger Co.
6.400% due 08/15/2017	5,000	4,802

Lafarge S.A.
6.500% due 07/15/2016	5,000	4,514

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,766
5.875% due 01/15/2013	2,000	1,814
7.450% due 07/15/2017	3,000	2,720
7.875% due 07/15/2015	10,000	9,498

Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,434

Masco Corp.
5.850% due 03/15/2017	8,000	6,763

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	990

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,893

Rexam PLC
6.750% due 06/01/2013	13,600	13,575

Reynolds American, Inc.
7.250% due 06/01/2012	12,500	12,847
7.250% due 06/01/2013	10,000	10,286

Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,877

RPM International, Inc.
6.500% due 02/15/2018	8,550	8,256

Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,051
7.200% due 09/01/2015	9,000	8,950

SCA Finans AB
4.500% due 07/15/2015	6,000	5,946

Sealed Air Corp.
5.625% due 07/15/2013	10,000	9,831

Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,569
6.200% due 04/15/2018	15,000	13,883

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,830

Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	7,219

Target Corp.
6.000% due 01/15/2018	6,000	5,691

Time Warner, Inc.
3.034% due 11/13/2009	1,600	1,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tyco Electronics Group S.A.
6.550% due 10/01/2017	$4,000	$3,853

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	12,000	11,584

Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,648

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,201
6.875% due 02/15/2038	3,750	3,303

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	7,500	6,760

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	15,756

Whirlpool Corp.
6.500% due 06/15/2016	6,000	5,996

		537,109

UTILITIES 1.1%

AT&T, Inc.
6.300% due 01/15/2038	1,100	911

CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,453

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,483
6.860% due 10/01/2008	7,000	7,000

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,139

Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,888

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	14,845

Embarq Corp.
7.082% due 06/01/2016	4,600	3,731

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,766

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,444	5,516

PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	4,868

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,431
7.250% due 02/15/2011	2,450	2,303

Qwest Corp.
5.625% due 11/15/2008	200	199

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,615

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	8,600	7,950

		162,260

Total Corporate Bonds & Notes (Cost $3,542,093)		3,171,928

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	$1,000	$947

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,083

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	3,057

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	930	496
0.136% due 01/01/2014	1,570	923

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	7,091

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	5,703

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,856
5.125% due 06/01/2047	700	463
5.750% due 06/01/2047	6,400	4,715

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	3,788

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,040

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,081
4.500% due 07/01/2024	2,000	1,750

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,215
4.500% due 01/01/2028	1,700	1,443

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	353

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,110
5.000% due 06/15/2038	8,100	7,566

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,570	1,017

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	7,649
6.000% due 06/01/2042	8,900	6,909

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,452

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,700	1,628
6.125% due 06/01/2032	740	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	$1,000	$937

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,024

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	371

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	15,565

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,305	11,423

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	3,945

Total Municipal Bonds & Notes (Cost $125,579)		110,718

U.S. GOVERNMENT AGENCIES 59.2%

Fannie Mae
3.337% due 03/25/2036	2,981	2,966
3.407% due 10/27/2037	6,300	5,803
3.557% due 05/25/2042	20	20
3.817% due 04/01/2032	155	157
3.850% due 07/01/2035	427	430
3.911% due 06/01/2033	271	275
4.170% due 08/01/2035	394	396
4.273% due 04/01/2027	123	123
4.278% due 06/01/2043 - 10/01/2044	5,383	5,371
4.655% due 01/01/2035	46	47
4.668% due 05/25/2035	181	187
4.689% due 05/01/2035	1,243	1,252
5.000% due 06/25/2027 - 06/01/2038	396,710	387,082
5.093% due 04/01/2035	841	846
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 02/01/2033 - 10/01/2038	3,399,935	3,394,048
5.500% due 11/01/2036 (h)	130,863	130,640
5.950% due 02/25/2044	46	47
6.000% due 12/01/2028 - 10/01/2038	941,532	954,610
6.162% due 02/17/2009	10,000	10,013
6.360% due 10/01/2031	404	412
6.500% due 04/01/2014 - 09/01/2038	278,175	285,613

Federal Housing Administration
7.430% due 12/01/2020	67	68

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	770	753
2.718% due 02/15/2019	642	626
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	5,487	5,406
3.487% due 09/25/2031	1,537	1,439
4.278% due 10/25/2044 - 02/25/2045	7,717	7,436
4.478% due 07/25/2044	602	548
4.500% due 05/15/2017 - 07/15/2020	2,202	2,069
5.000% due 12/14/2018 - 01/15/2024	22,755	21,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.240% due 03/01/2034	$2,435	$2,435
5.250% due 08/15/2011	2,585	2,585
5.300% due 01/09/2012	30,000	30,164
5.445% due 06/01/2033	810	816
5.500% due 05/15/2016 - 09/01/2038	1,812,868	1,820,770
5.500% due 08/01/2038 (h)	1,652,421	1,645,215
6.000% due 05/01/2035 - 07/01/2038	22,160	22,501
6.500% due 01/25/2028	61	63
6.588% due 01/01/2034 - 10/01/2036	1,268	1,283
6.669% due 01/01/2034	1,244	1,249
6.699% due 09/01/2036	485	497
6.740% due 07/01/2036	442	452
7.000% due 10/15/2030	235	239

Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	146	145
4.750% due 12/20/2035	2,142	2,157
5.500% due 02/15/2037 - 10/01/2038	4,800	4,796
5.625% due 07/20/2035	113	114
6.000% due 10/01/2038 - 11/01/2038	166,000	168,147
6.500% due 05/15/2028 - 10/01/2038	2,578	2,644

Small Business Administration
5.490% due 03/01/2028	4,036	4,028
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $8,808,355)		8,938,570

U.S. TREASURY OBLIGATIONS 100.9%

Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	593,140	582,436
1.375% due 07/15/2018	317,288	292,401
1.625% due 01/15/2015	320,535	311,871
1.625% due 01/15/2018	386,222	364,980
1.750% due 01/15/2028	493,103	428,653
1.875% due 07/15/2013	1,164,864	1,160,951
1.875% due 07/15/2015	781,604	768,537
2.000% due 04/15/2012	526,205	527,315
2.000% due 01/15/2014	977,786	974,960
2.000% due 07/15/2014	595,425	593,286
2.000% due 01/15/2016	159,055	156,756
2.000% due 01/15/2026	666,515	607,050
2.375% due 04/15/2011	209,750	212,011
2.375% due 01/15/2017	143,303	144,188
2.375% due 01/15/2025	1,334,049	1,289,546
2.375% due 01/15/2027	267,203	257,475
2.500% due 07/15/2016	357,199	364,678
2.625% due 07/15/2017	544,934	560,303
3.000% due 07/15/2012	952,012	990,242
3.375% due 01/15/2012	143,979	150,964
3.375% due 04/15/2032	29,519	33,684
3.500% due 01/15/2011	967,552	1,005,801
3.625% due 04/15/2028	1,076,199	1,233,090
3.875% due 04/15/2029	1,008,627	1,200,581
4.250% due 01/15/2010	665,612	684,801

U.S. Treasury Bonds
4.375% due 02/15/2038	90,700	91,565
7.500% due 11/15/2024	3,224	4,391

U.S. Treasury Notes
2.500% due 03/31/2013	233,200	229,684
4.000% due 08/15/2018	4,800	4,866

Total U.S. Treasury Obligations (Cost $15,610,507)		15,227,066

MORTGAGE-BACKED SECURITIES 2.8%

American Home Mortgage Assets
3.397% due 05/25/2046	963	621

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.397% due 09/25/2046	$1,279	$784
3.417% due 10/25/2046	23,053	8,990

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	10,000	8,524
5.936% due 02/10/2051	10,000	8,572

Banc of America Funding Corp.
4.625% due 02/20/2036	39,018	34,689
5.753% due 10/25/2036	900	548
5.837% due 01/25/2037	700	354
5.888% due 04/25/2037	500	288
6.129% due 01/20/2047	487	330

BCAP LLC Trust
3.377% due 01/25/2037	17,365	10,719

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	37,170	34,963
4.150% due 08/25/2035	7,192	6,782
4.476% due 02/25/2034	419	341
4.550% due 08/25/2035	12,870	12,309
4.734% due 01/25/2034	1,689	1,664
4.767% due 11/25/2030	259	254
4.837% due 01/25/2034	2,971	2,786
4.857% due 01/25/2035	7,070	6,465
5.474% due 05/25/2047	6,069	5,113
5.732% due 02/25/2036	1,170	893

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	216	184
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	307	247

Chase Mortgage Finance Corp.
4.630% due 02/25/2037	698	643

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,287	2,061
4.248% due 08/25/2035	9,032	8,616
4.663% due 03/25/2034	1,141	1,084
4.748% due 08/25/2035	8,229	7,829
4.900% due 12/25/2035	2,036	1,942
5.666% due 07/25/2046	5,674	4,405
6.014% due 09/25/2037	3,255	2,277

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	77	47
3.377% due 01/25/2037	1,500	690
3.382% due 12/20/2046	6,387	3,894
3.398% due 07/20/2046	18,960	11,705
3.855% due 12/25/2035	3,477	2,125
5.898% due 02/25/2037	15,784	11,017
6.000% due 01/25/2037	9,237	6,529
6.000% due 02/25/2037	376	275

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	10,928	9,179
5.230% due 01/20/2035	828	716
5.431% due 02/25/2047	1,292	846
5.547% due 04/20/2036	1,206	970
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	1,240	879

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	496

CS First Boston Mortgage Securities Corp.
4.452% due 04/25/2034	906	817

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	298

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	832	544

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,155	1,100

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	127	115

GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	3,014	2,949

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	$26	$16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	31,802	27,223

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,931	1,191
3.378% due 08/21/2036	3,488	2,147
3.528% due 06/20/2035	965	625
4.805% due 04/19/2034	915	868

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,500	970

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	703	391

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	48	45
3.407% due 06/25/2047	7,226	4,393
3.507% due 06/25/2037	1,245	663
5.000% due 08/25/2035	1,556	734
5.369% due 01/25/2036	819	641
5.425% due 09/25/2035	836	568
5.490% due 10/25/2035	691	469
5.975% due 06/25/2036	1,100	805

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	1,210	1,027
5.937% due 02/12/2049	13,000	11,111

JPMorgan Mortgage Trust
5.021% due 02/25/2035	632	551
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,516

Lehman XS Trust
3.287% due 07/25/2046	2,562	2,518

Luminent Mortgage Trust
3.387% due 12/25/2036	4,653	2,936

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,947	3,761
3.788% due 11/21/2034	604	597
4.669% due 12/25/2033	471	479
5.157% due 12/25/2033	1,330	1,362

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,003	1,101

Mellon Residential Funding Corp.
2.838% due 11/15/2031	43	39
2.928% due 12/15/2030	596	554
3.158% due 10/20/2029	302	283

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,028	2,754

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	723	588

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	122	93
3.457% due 11/25/2035	96	85
4.207% due 10/25/2035	53	48

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	379

Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	909	579
5.820% due 03/25/2047	700	538
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	25,368	15,912
5.665% due 09/25/2035	1,142	889

Residential Asset Securitization Trust
3.657% due 12/25/2036	3,080	1,683

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 10/25/2036	$4,000	$2,226

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,533	4,125

Sequoia Mortgage Trust
3.380% due 10/19/2026	35	32

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	17	10
5.246% due 05/25/2036	1,500	680
5.375% due 11/25/2035	779	561
5.429% due 09/25/2036	1,500	1,265
5.535% due 08/25/2035	164	133
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	31	30
3.280% due 07/19/2035	542	434
3.327% due 08/25/2036	14,300	8,398
3.360% due 10/19/2034	15	11
3.397% due 07/25/2046	11,205	6,919
3.417% due 05/25/2046	9,513	5,848

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	947

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	813	759
3.327% due 09/25/2046	69	64

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	137	125

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	7,907	5,016
3.497% due 07/25/2045	101	68
3.497% due 10/25/2045	173	110
3.555% due 03/25/2047	18,028	9,501
3.675% due 12/25/2046	7,926	4,200
3.747% due 12/25/2027	716	617
3.948% due 02/27/2034	3,026	2,860
4.055% due 11/25/2042	5	4
4.229% due 03/25/2034	648	624
4.329% due 07/25/2046	63	47
5.342% due 01/25/2037	6,031	4,791
5.542% due 04/25/2037	4,308	3,208
5.609% due 12/25/2036	3,859	2,763
5.668% due 05/25/2037	9,298	8,418
5.711% due 02/25/2037	11,387	8,408
5.760% due 03/25/2033	179	179

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	4,345	2,529

Total Mortgage-Backed Securities (Cost $448,062)		413,940

ASSET-BACKED SECURITIES 4.0%

ACE Securities Corp.
3.287% due 10/25/2036	203	201

American Express Credit Account Master Trust
3.438% due 08/15/2012	11,200	11,115

BA Credit Card Trust
3.068% due 04/15/2013	33,300	32,592
3.688% due 12/16/2013	49,400	48,558

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	832	784
3.657% due 03/25/2043	116	113

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	364	358

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	800	797

Chase Issuance Trust
2.508% due 03/15/2013	8,800	8,485
2.528% due 02/15/2013	250	239
2.738% due 09/15/2011	1,600	1,581

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.138% due 11/15/2011		$2,300	$2,282
3.238% due 08/17/2015		6,000	5,685
4.319% due 09/15/2015		14,000	13,965

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034		162	110

Ford Credit Auto Owner Trust
3.388% due 01/15/2011		1,500	1,484
3.908% due 06/15/2012		142,700	139,084

GSAMP Trust
3.327% due 12/25/2035		95	95

GSR Mortgage Loan Trust
3.307% due 11/25/2030		71	70

Lehman XS Trust
3.287% due 04/25/2046		4	4
3.287% due 11/25/2046		43	41
3.297% due 05/25/2046		676	664

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		2,066	2,035
3.257% due 05/25/2037		186	183
3.267% due 04/25/2037		231	229
3.327% due 02/25/2037		801	750

Morgan Stanley ABS Capital I
3.247% due 07/25/2036		147	146

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,215	1,007
6.000% due 07/25/2047		745	495

New Century Home Equity Loan Trust
3.277% due 08/25/2036		1,250	1,244

Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		8	7

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		71	67

SACO I, Inc.
3.267% due 05/25/2036		1,829	1,628

SLM Student Loan Trust
2.800% due 01/25/2018		470	469
4.173% due 04/25/2023		322,400	323,609

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,677

Total Asset-Backed Securities (Cost $605,949)			602,049

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		17,150	17,205

Total Sovereign Issues (Cost $17,136)			17,205

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,400	4,757

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	24,644

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	4,643

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Government Bond
3.750% due 04/25/2017	EUR	1,000	$1,358

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	3,779
5.500% due 09/15/2066	GBP	12,450	14,814
5.500% due 09/15/2067	EUR	500	422
6.500% due 09/15/2067	GBP	30,600	32,571

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,100	7,162

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		2,339	3,253
2.350% due 09/15/2019 (c)		11,857	15,912

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,061,760	27,059
1.100% due 12/10/2016		10,862,540	97,219
1.200% due 06/10/2017		14,603,940	130,776
1.200% due 12/10/2017		4,745,910	42,388
1.400% due 06/10/2018		7,519,060	68,113

Pylon Ltd.
6.469% due 12/18/2008	EUR	21,850	30,582
8.869% due 12/29/2008		40,700	56,882

Republic of Germany
4.250% due 07/04/2039		5,500	7,306

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	4,552

Silver Arrow S.A.
4.585% due 08/15/2014		6,944	9,719

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	400	76

United Kingdom Gilt
4.500% due 12/07/2042	GBP	1,000	1,769
4.750% due 12/07/2038		800	1,482

Total Foreign Currency-Denominated Issues (Cost $627,375)			591,238

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349

Bank of America Corp.
7.250% due 12/31/2049		16,000	13,364

Wachovia Corp.
7.500% due 12/31/2049		9,000	3,532

Total Convertible Preferred Stocks (Cost $36,775)			18,245

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.4%

CERTIFICATES OF DEPOSIT 0.9%

Nordea Bank Finland PLC
3.682% due 12/01/2008		$5,500	5,499

UBS AG
3.741% due 07/01/2010		6,200	5,583

Unicredito Italiano NY
3.088% due 05/18/2009		126,000	122,475

			133,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 0.7%

BNP Paribas
3.000% due 10/01/2008	$35,600	$35,600

Citibank N.A.
3.570% due 10/23/2008	25,300	25,245

Royal Bank of Scotland Group PLC
8.000% due 11/03/2008	42,900	42,585

		103,430

REPURCHASE AGREEMENTS 3.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	277,600	277,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $282,793. Repurchase proceeds are $277,617.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	130,552	130,552
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $130,893. Repurchase proceeds are $130,553.)

Merrill Lynch & Co., Inc.
0.050% due 10/06/2008	18,275	18,275
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $18,148. Repurchase proceeds are $18,275.)
0.500% due 10/06/2008	95,050	95,050
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $95,655. Repurchase proceeds are $95,051.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	6,625	6,625
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $6,761. Repurchase proceeds are $6,625.)

		528,102

U.S. TREASURY BILLS 4.3%
0.923% due 09/25/2008 - 12/26/2008 (b)(d)(e)(f)(g)	652,440	648,825

Total Short-Term Instruments (Cost $1,420,590)		1,413,914

PURCHASED OPTIONS (k) 0.0%
(Cost $4,340)		2,845

Total Investments 202.5% (Cost $31,310,940)		$30,556,179

Written Options (l) (0.2%) (Premiums $18,301)		(24,021)

Other Assets and Liabilities (Net) (102.3%)		(15,444,887)

Net Assets 100.0%		$15,087,271

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Real Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $5,212 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $144,838 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $281,849 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $3,688 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $133,333 at a weighted average interest rate of 3.140%. On September 30, 2008, securities valued at $261,116 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $74,859 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	852	$222
90-Day Euribor June Futures	Long	06/2009	1,187	(166)
90-Day Euribor March Futures	Long	03/2009	356	1,032
90-Day Euribor September Futures	Long	09/2009	1,192	313
90-Day Eurodollar December Futures	Long	12/2008	2,302	(1,989)
90-Day Eurodollar December Futures	Long	12/2009	5,003	3,763
90-Day Eurodollar June Futures	Long	06/2009	6,420	8,504
90-Day Eurodollar June Futures	Long	06/2010	1,800	1,879
90-Day Eurodollar March Futures	Long	03/2009	1,398	960
90-Day Eurodollar March Futures	Long	03/2010	4,627	4,203
90-Day Eurodollar September Futures	Long	09/2009	9,363	12,943
Euro-Bobl December Futures	Long	12/2008	50	57
Euro-Bund 10-Year Bond December Futures	Short	12/2008	1,839	(2,018)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 124.000	Long	12/2008	1,785	77
Japan Government 10-Year Bond December Futures	Short	12/2008	250	1,515
U.S. Treasury 5-Year Note December Futures	Short	12/2008	547	500
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	1,057	143
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	870	(1,690)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,493	6,584
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	269
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	(12)
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	141	(122)

				$36,933

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp. 6.900% due 12/15/2017	(1.820%)	12/20/2017	RBS	9.136%	$5,000	$2,131	$0	$2,131
American Standard, Inc. 5.500% due 04/01/2015	(0.660%)	06/20/2015	BOA	0.592%	6,000	(25)	0	(25)
Amgen, Inc. 5.850% due 06/01/2017	(0.670%)	06/20/2017	DUB	0.749%	9,000	49	0	49
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	5,000	(27)	0	(27)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	8,500	(136)	0	(136)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.640%)	12/20/2017	CSFB	1.400%	5,000	266	0	266
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	17,000	(961)	0	(961)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.185%)	03/20/2018	RBS	1.400%	5,000	75	0	75
Black & Decker Corp. 7.125% due 06/01/2011	(0.680%)	12/20/2012	BOA	1.106%	800	13	0	13
Brookfield Asset Management, Inc. 5.800% due 04/25/2017	(2.180%)	06/20/2017	UBS	2.500%	7,500	149	0	149
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.210%)	09/20/2012	BEAR	4.685%	7,200	789	0	789
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%)	09/20/2012	JPM	4.685%	800	89	0	89

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	RBS	4.685%	$10,000	$1,099	$0	$1,099
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	UBS	4.685%	10,000	1,099	0	1,099
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.740%)	06/20/2017	DUB	0.711%	6,195	(14)	0	(14)
CenturyTel, Inc. 6.000% due 04/01/2017	(1.850%)	06/20/2017	BCLY	1.678%	10,803	(130)	0	(130)
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%)	06/20/2018	BNP	2.656%	5,400	625	0	625
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%)	06/20/2018	UBS	2.656%	2,300	274	0	274
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	10,000	513	0	513
Clorox Co. 6.125% due 02/01/2011	(0.470%)	12/20/2012	CITI	0.696%	2,300	20	0	20
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	12/20/2012	GSC	0.445%	4,600	26	0	26
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	2,200	225	0	225
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	10,000	423	0	423
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	5,000	135	0	135
CSX Corp. 6.250% due 03/15/2018	(1.050%)	03/20/2018	CSFB	1.556%	5,000	179	0	179
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.140%)	09/20/2018	BCLY	1.280%	6,000	57	0	57
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	BCLY	1.280%	10,000	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(2.700%)	12/20/2017	GSC	4.180%	5,000	412	0	412
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(4.800%)	09/20/2012	RBS	48.784%	10,000	5,125	0	5,125
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
HCP, Inc. 6.300% due 09/15/2016	(2.830%)	09/20/2016	JPM	3.498%	2,000	73	0	73
HCP, Inc. 6.700% due 01/30/2018	(2.260%)	03/20/2018	MSC	3.382%	5,000	344	0	344
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	BNP	8.310%	2,500	547	0	547
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	DUB	8.310%	4,100	897	0	897
International Lease Finance Corp. 6.625% due 11/15/2013	(1.530%)	12/20/2013	JPM	8.310%	3,900	862	0	862
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%)	12/20/2012	BEAR	0.404%	1,000	3	0	3
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%)	03/20/2018	GSC	1.017%	4,000	45	0	45
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%)	06/20/2018	BOA	1.022%	3,700	(6)	0	(6)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 6.400% due 08/15/2017	(0.900%)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Lafarge S.A. 6.500% due 07/15/2016	(1.690%)	09/20/2016	BOA	3.174%	5,000	426	0	426
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%)	03/20/2012	JPM	2.083%	3,000	6	0	6
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.100%)	09/20/2017	DUB	2.375%	1,000	17	0	17
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%)	09/20/2017	DUB	2.375%	2,000	32	0	32
Macy’s Retail Holdings, Inc. 7.875% due 07/15/2015	(2.470%)	09/20/2015	MSC	2.375%	10,000	(58)	0	(58)
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	GSC	2.487%	2,100	143	0	143
Marriott International, Inc. 5.810% due 11/10/2015	(1.880%)	12/20/2015	DUB	2.572%	5,000	190	0	190
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.850% due 03/15/2017	(1.920%)	03/20/2017	CITI	2.550%	8,000	296	0	296
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	BCLY	4.388%	9,800	1,133	0	1,133
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.950%)	12/20/2012	BOA	4.388%	1,600	184	0	184
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	JPM	4.388%	5,400	624	0	624

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%)	12/20/2012	UBS	4.388%	$1,100	$128	$0	$128
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%)	03/20/2013	BNP	4.321%	8,000	821	0	821
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	CITI	9.326%	10,000	2,859	0	2,859
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	DUB	9.326%	13,900	4,028	0	4,028
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	DUB	9.326%	4,000	1,144	0	1,144
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	GSC	9.326%	900	258	0	258
Motorola, Inc. 6.000% due 11/15/2017	(2.600%)	12/20/2017	DUB	2.696%	4,000	22	0	22
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nucor Corp. 5.750% due 12/01/2017	(0.486%)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%)	06/20/2018	CITI	0.916%	3,500	60	0	60
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.720%)	06/20/2018	DUB	0.916%	11,000	163	0	163
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%	1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%)	06/20/2018	CITI	0.916%	3,500	(34)	0	(34)
PPG Industries, Inc. 6.650% due 03/15/2018	(0.650%)	03/20/2018	BOA	1.192%	10,000	391	0	391
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	5,000	258	0	258
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%)	09/20/2009	JPM	3.678%	12,500	39	0	39
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	10,600	150	0	150
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	CITI	1.797%	3,000	42	0	42
Reynolds American, Inc. 7.250% due 06/01/2012	(1.100%)	06/20/2012	BCLY	1.355%	12,500	104	0	104
Reynolds American, Inc. 7.250% due 06/01/2013	(1.020%)	06/20/2013	DUB	1.552%	10,000	217	0	217
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%	7,000	(40)	0	(40)
RPM International, Inc. 6.500% due 02/15/2018	(1.030%)	03/20/2018	BOA	1.263%	8,550	141	0	141
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%	1,100	28	0	28
Ryder System, Inc. 7.200% due 09/01/2015	(1.550%)	09/20/2015	BOA	1.570%	9,000	7	0	7
SCA Finans AB 4.500% due 07/15/2015	(0.810%)	09/20/2015	DUB	1.950%	6,000	383	0	383
Sealed Air Corp. 5.625% due 07/15/2013	(1.035%)	09/20/2013	BCLY	1.774%	10,000	322	0	322
Sempra Energy 6.150% due 06/15/2018	(0.580%)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%)	06/20/2018	DUB	1.060%	1,500	57	0	57
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.750%)	09/20/2014	DUB	1.270%	10,000	264	0	264
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.975%)	06/20/2018	DUB	1.366%	15,000	429	0	429
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	400	10	0	10
Starwood Hotels & Resorts Worldwide, Inc. 6.250% due 02/15/2013	(2.370%)	03/20/2013	BOA	2.784%	3,000	45	0	45
Target Corp. 6.000% due 01/15/2018	(1.200%)	03/20/2018	MSC	0.750%	7,000	(239)	0	(239)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	3,200	208	0	208
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%	7,500	497	0	497
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%	4,000	74	0	74
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%	12,000	365	0	365
Union Pacific Corp. 5.650% due 05/01/2017	(0.810%)	06/20/2017	UBS	0.610%	5,000	(74)	0	(74)
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%)	06/20/2016	BOA	1.690%	2,500	(39)	0	(39)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	DUB	1.690%	5,000	164	0	164
Whirlpool Corp. 6.500% due 06/15/2016	(1.060%)	06/20/2016	GSC	1.150%	6,000	32	0	32

						$34,246	$0	$34,246

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.992%	03/20/2013	DUB	14.972%	$10,000	$(3,366)	$0	$(3,366)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	5,800	(131)	0	(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,600	(195)	0	(195)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	14,700	(838)	0	(838)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	20,000	(693)	0	(693)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	2,500	(1,075)	0	(1,075)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,600	(1,545)	0	(1,545)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,600	(3,699)	0	(3,699)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.560%	06/20/2012	UBS	28.735%	1,500	(652)	0	(652)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	4,700	(763)	0	(763)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	700	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,900	(56)	0	(56)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	5.100%	09/20/2012	BOA	48.784%	15,000	(7,634)	0	(7,634)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	1,200	(594)	0	(594)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	7,000	(3,404)	0	(3,404)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	1,100	(573)	0	(573)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	6.310%	09/20/2012	GSC	48.784%	9,300	(4,599)	0	(4,599)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,100	(1,567)	0	(1,567)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,100	(1,565)	0	(1,565)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	MLP	48.784%	18,600	(9,200)	0	(9,200)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,700	(2,781)	0	(2,781)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	5,000	(2,546)	0	(2,546)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	7,000	(850)	0	(850)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	5,100	(624)	0	(624)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MSC	4.610%	2,100	(256)	0	(256)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,500	(42)	0	(42)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	11,700	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,700	(7,350)	0	(7,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	7,000	(5,902)	0	(5,902)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,300	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	4,000	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,900	(3)	0	(3)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	7,000	8	0	8
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,900	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,900	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	19,000	(66)	0	(66)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	5,000	(336)	0	(336)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	8,000	(544)	0	(544)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,282)	0	(1,282)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,900	(137)	0	(137)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	19,000	(145)	0	(145)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	11,000	(80)	0	(80)

						$(78,627)	$0	$(78,627)

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$11,484	$1,309	$523	$786
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	48,520	5,531	1,590	3,941
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	137,263	15,646	4,301	11,345
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	2,178	248	98	150
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	89,397	10,190	3,429	6,761
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	31,779	3,622	1,370	2,252
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	26,400	1,395	364	1,031
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	13,000	687	166	521
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	29,300	1,266	457	809
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	224,400	12,217	1,797	10,420
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,200	2,080	168	1,912
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	62,700	3,414	278	3,136
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	151,800	8,264	1,948	6,316
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	22,700	5,072	0	5,072
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	949,300	5,244	(4,289)	9,533
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	326,200	1,802	(2,698)	4,500
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	285,000	1,574	(1,615)	3,189
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	354,100	1,956	(3,582)	5,538
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	73,900	126	(2,928)	3,054
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	67,900	116	(1,931)	2,047
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,400	790	260	530

					$83,507	$(213)	$83,720

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$10,800	$155	$0	$155
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	15,000	201	0	201
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	10,600	165	0	165
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,200	202	0	202
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	2,800	58	0	58
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	6,500	29	0	29
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	4,800	79	0	79
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	13,000	(72)	(119)	47
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	84,990	(8,846)	(13,398)	4,552

					$(8,029)	$(13,517)	$5,488

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	$(1,119)	$483	$(1,602)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(2,438)	(348)	(2,090)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		217,600	(9,365)	(19)	(9,346)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		6,000	(94)	(30)	(64)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		427,200	(6,653)	(1,671)	(4,982)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		40,800	(636)	(118)	(518)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	24	30	(6)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	294	237	57

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$345	$143	$202
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		15,900	65	(36)	101
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		468,200	5,147	(145)	5,292
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$684,000	5,603	4,966	637
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		421,100	2,844	2,842	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		594,800	4,018	3,117	901
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	(722)	(1,290)	568
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		56,200	(332)	(1,007)	675
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		459,200	(2,707)	(4,969)	2,262
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		303,100	(11,533)	7,706	(19,239)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,100	(42)	(34)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		112,900	(4,295)	2,938	(7,233)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		61,200	(2,329)	(1,914)	(415)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		78,400	(2,983)	(2,416)	(567)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(5,279)	7,930	(13,209)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(654)	178	(832)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(109)	(1)	(108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		93,900	(3,417)	362	(3,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(8,754)	1,453	(10,207)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		24,200	(881)	(309)	(572)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	2,102	(1,343)	3,445
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		56,900	(2,069)	(694)	(1,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,400	(306)	(500)	194
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		220,000	(7,999)	780	(8,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		301,350	(13,433)	(5,488)	(7,945)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		222,300	(9,909)	(8,016)	(1,893)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		17,800	(794)	(802)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		74,500	(3,321)	(2,553)	(768)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,900	(218)	(401)	183
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		231,000	(10,296)	(5,779)	(4,517)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,300	(414)	(598)	184
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		56,400	(2,514)	(2,812)	298
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,000	944	80	864
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		169,500	988	91	897
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		53,500	(165)	(36)	(129)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		209,600	(646)	(184)	(462)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		35,800	(111)	(22)	(89)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		21,900	(68)	(25)	(43)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		530,800	2,455	65	2,390
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		83,700	1,605	(1,008)	2,613
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,900	(166)	144	(310)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(112)	124	(236)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		20,200	(460)	16	(476)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		21,200	(483)	8	(491)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,600	(1,303)	25	(1,328)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	(965)	(90)	(875)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	(834)	(78)	(756)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	74	(76)	150
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBS		5,600	(25)	(30)	5
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		37,500	1,434	1,553	(119)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	(1,885)	(1,245)	(640)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	(1,054)	(854)	(200)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,671	1,606	65
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(274)	663	(937)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	(246)	(1,509)	1,263
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(445)	242	(687)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(603)	259	(862)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	(540)	(136)	(404)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		22,500	(307)	(411)	104
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		11,700	(49)	(292)	243
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		26,900	(113)	(592)	479
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		108,300	(455)	(2,397)	1,942
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		10,200	(43)	(256)	213
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	1,052	933	119
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	479	407	72
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	2,891	1,103	1,788
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		17,000	(500)	(111)	(389)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		24,400	(718)	(286)	(432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,300	(388)	(234)	(154)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		33,200	(5,603)	(3,512)	(2,091)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	(54)	(728)	674
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	210,000	(74)	0	(74)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		476,300	(1,595)	90	(1,685)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		11,800	(39)	(2)	(37)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		132,800	(346)	0	(346)

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	33,900	$(606)	$0	$(606)
Pay	France CPI ex-Tobacco Index	2.040%	03/15/2010	BCLY		50,000	(221)	0	(221)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		60,000	(497)	0	(497)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		52,200	(427)	(115)	(312)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		8,800	(70)	(2)	(68)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		22,700	(104)	12	(116)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		33,900	(527)	0	(527)
Pay	France CPI ex-Tobacco Index	2.100%	03/13/2011	DUB		4,800	(72)	0	(72)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		31,400	(707)	0	(707)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		27,800	(488)	0	(488)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		6,900	(241)	0	(241)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		40,900	(1,520)	(85)	(1,435)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		72,600	(2,307)	0	(2,307)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,900	(233)	4	(237)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		12,600	(502)	7	(509)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,200	(189)	11	(200)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,900	(243)	0	(243)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,900	(296)	0	(296)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,000	(122)	0	(122)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,200	(93)	1	(94)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		17,000	(424)	0	(424)
Pay	France CPI ex-Tobacco Index	2.098%	09/28/2012	BNP		33,000	(1,223)	0	(1,223)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		75,000	(2,825)	46	(2,871)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		33,100	(592)	0	(592)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		30,000	(439)	0	(439)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(4,352)	0	(4,352)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	(251)	12	(263)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	(1,108)	23	(1,131)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	(3,746)	0	(3,746)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(2,704)	0	(2,704)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(3,132)	0	(3,132)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(911)	0	(911)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.790%	10/07/2015	BNP		50,000	605	0	605
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		39,000	1,699	0	1,699
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		6,900	289	0	289

							$(130,427)	$(16,919)	$(113,508)

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/21/2008	3,038	$55	$49
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,994	36	31
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,464	63	54
Call - CBOT U.S. Treasury 30-Year Bond December Futures	139.000	11/21/2008	5,147	93	75
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	1,609	29	23
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	81	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,642	30	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	643	12	10
Put - CBOT U.S. Treasury 30-Year Bond December Futures	90.000	11/21/2008	2,305	42	38

				$361	$308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 170,800	$1,879	$1,369
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	172
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	116
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	89
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	316

							$3,328	$2,472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 10/01/2038	$106.000	10/07/2008	$2,000	$0	$0
Call - OTC Freddie Mac 5.500% due 11/01/2038	107.500	11/06/2008	2,354,000	265	0

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2038	$79.000	10/07/2008	$200,000	$24	$0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	500	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	495,200	56	2
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	93.313	10/17/2008	700,000	55	9
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	90.000	10/17/2008	1,000,000	78	18
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.375	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.000	10/17/2008	119,200	9	5
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.750	10/06/2008	4,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	96.000	10/17/2008	750,000	59	13
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	101.750	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	97.000	10/17/2008	685,900	54	9
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/17/2008	650,000	51	9

				$651	$65

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	3,529	$2,330	$2,851
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	125	84	76
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	362	299	542
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	451	400	552
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	3,634	1,852	4,675
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	362	265	270

				$5,230	$8,966

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 74,000	$1,950	$1,634
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	100
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	112
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	3,788
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,672
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	145
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	602	516
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	3,845
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	1,697

							$11,871	$13,935

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$60,000	$600	$977
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	60,000	600	143

				$1,200	$1,120

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	32,564	166,400	27,489
Closing Buys	(6,965)	(457,400)	(20,670)
Expirations	(29,119)	(1,053,600)	(56,932)
Exercised	0	0	0

Balance at 09/30/2008	8,463	$506,400	$18,301

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2038	$218,000	$215,238	$212,175
Fannie Mae	5.500%	10/01/2023	4,800	4,888	4,838
Fannie Mae	5.500%	10/01/2038	246,467	242,549	245,504
Freddie Mac	5.000%	10/01/2038	200	197	195
Freddie Mac	5.500%	09/01/2038	890,000	862,918	901,820

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Real Return Fund  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	5.500%	10/01/2038	$2,411,100	$2,400,410	$2,395,655
Freddie Mac	6.000%	10/01/2038	92,500	93,425	93,555
Ginnie Mae	5.500%	10/01/2038	6,000	6,040	5,995
U.S. Treasury Bonds	5.000%	05/15/2037	325,600	366,462	367,462
U.S. Treasury Bonds	7.500%	11/15/2024	15,100	20,803	21,023
U.S. Treasury Notes	2.500%	03/31/2013	513,200	501,780	507,494
U.S. Treasury Notes	3.250%	12/31/2009	93,300	94,558	95,648
U.S. Treasury Notes	3.500%	02/15/2018	306,200	298,462	301,860
U.S. Treasury Notes	3.625%	12/31/2012	30,710	31,820	32,112
U.S. Treasury Notes	4.000%	02/15/2015	27,200	28,378	28,617
U.S. Treasury Notes	4.000%	08/15/2018	12,800	13,101	13,041
U.S. Treasury Notes	4.125%	08/31/2012	123,600	129,784	130,864
U.S. Treasury Notes	4.125%	05/15/2015	8,750	9,265	9,375
U.S. Treasury Notes	4.250%	08/15/2014	97,800	103,552	104,933
U.S. Treasury Notes	4.250%	08/15/2015	7,800	8,289	8,303
U.S. Treasury Notes	4.500%	02/15/2016	108,600	116,777	116,581
U.S. Treasury Notes	4.750%	05/15/2014	201,500	219,755	224,154
U.S. Treasury Notes	4.750%	08/15/2017	110,300	120,175	119,005
U.S. Treasury Notes	4.875%	08/15/2016	123,550	135,707	134,770
U.S. Treasury Notes	5.125%	05/15/2016	71,300	78,926	79,891

				$6,103,259	$6,154,870

(6)	Market value includes $21,659 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	2,235	10/2008	$154	$0	$154
Sell	BRL	BCLY	18,710	12/2008	1,225	0	1,225
Sell		HSBC	104,872	12/2008	5,211	0	5,211
Buy		JPM	217,373	12/2008	0	(2,820)	(2,820)
Buy		MSC	100,304	12/2008	0	(7,177)	(7,177)
Sell		MSC	78,463	12/2008	2,528	0	2,528
Sell		UBS	13,284	12/2008	602	0	602
Buy	CAD	RBC	282	10/2008	0	(3)	(3)
Sell	CHF	MSC	10,851	12/2008	112	0	112
Buy	CNY	BCLY	158,605	12/2008	0	(187)	(187)
Buy		BCLY	51,344	07/2009	0	(598)	(598)
Buy		DUB	138,073	07/2009	0	(1,520)	(1,520)
Buy		HSBC	74,825	07/2009	0	(673)	(673)
Buy		BCLY	198,206	09/2009	0	(805)	(805)
Buy		HSBC	197,458	09/2009	0	(763)	(763)
Buy	EUR	BCLY	4,159	10/2008	0	(222)	(222)
Buy		BOA	40,031	10/2008	0	(2,744)	(2,744)
Buy		CITI	15,474	10/2008	0	(886)	(886)
Sell		CITI	79,213	10/2008	0	(258)	(258)
Buy		CSFB	18,257	10/2008	0	(1,112)	(1,112)
Buy		GSC	7,904	10/2008	0	(491)	(491)
Buy		JPM	1,534	10/2008	0	(89)	(89)
Sell		UBS	165,639	10/2008	9,236	0	9,236
Buy	GBP	BCLY	7,279	10/2008	0	(277)	(277)
Buy		CITI	31,986	10/2008	0	(1,240)	(1,240)
Buy		CSFB	18,818	10/2008	0	(1,490)	(1,490)
Buy		JPM	4,002	10/2008	0	(313)	(313)
Buy		MSC	38,696	10/2008	0	(2,954)	(2,954)
Buy		RBS	6,705	10/2008	0	(532)	(532)
Buy		UBS	9,711	10/2008	0	(769)	(769)
Sell		UBS	141,113	11/2008	4,865	0	4,865
Sell	JPY	BCLY	879,560	10/2008	50	0	50
Sell		DUB	33,708,188	10/2008	0	(6,011)	(6,011)
Sell		UBS	66,874	10/2008	0	(9)	(9)
Sell		BCLY	879,560	11/2008	16	0	16
Sell	MXN	BCLY	146,506	11/2008	888	0	888
Buy		DUB	20,532	11/2008	0	(80)	(80)
Buy		JPM	381,193	11/2008	0	(2,115)	(2,115)
Sell		JPM	231,576	11/2008	909	0	909
Buy		MSC	20,298	11/2008	0	(79)	(79)
Buy	MYR	BCLY	36,945	11/2008	0	(734)	(734)
Sell		BCLY	83,164	11/2008	0	(254)	(254)
Buy		DUB	135	11/2008	0	(2)	(2)
Buy		JPM	101	11/2008	0	(2)	(2)
Buy	MYR	JPM	45,351	02/2009	0	(893)	(893)

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	NZD	BCLY	4,578	10/2008	$0	$(142)	$(142)
Sell	PHP	BCLY	689,996	11/2008	0	(151)	(151)
Buy		HSBC	188,000	11/2008	0	(260)	(260)
Buy		JPM	188,500	11/2008	0	(228)	(228)
Buy		BCLY	43,600	02/2009	0	(45)	(45)
Buy		DUB	21,200	02/2009	0	(29)	(29)
Buy		HSBC	52,500	02/2009	0	(57)	(57)
Buy		JPM	73,919	02/2009	0	(59)	(59)
Buy		MLP	16,600	02/2009	0	(22)	(22)
Buy		MSC	58,600	02/2009	0	(66)	(66)
Buy		RBS	16,200	02/2009	0	(22)	(22)
Buy		LEH	11,100	12/2010	0	(12)	(12)
Sell		LEH	11,100	12/2010	0	(6)	(6)
Buy	PLN	HSBC	130,931	05/2009	0	(4,812)	(4,812)
Sell	RUB	BCLY	1,332,260	11/2008	1,414	0	1,414
Buy		DUB	1,036,669	11/2008	0	(1,831)	(1,831)
Buy		HSBC	416,610	11/2008	0	(838)	(838)
Sell		HSBC	748,678	11/2008	816	0	816
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		HSBC	17,945	05/2009	0	(54)	(54)
Sell	SEK	RBS	5,030	10/2008	33	0	33
Buy	SGD	BCLY	16,555	11/2008	0	(542)	(542)
Buy		BOA	16,358	11/2008	0	(633)	(633)
Buy		CITI	1,490	11/2008	0	(22)	(22)
Buy		DUB	17,234	11/2008	0	(581)	(581)
Buy		JPM	1,527	11/2008	0	(22)	(22)
Buy		UBS	16,282	11/2008	0	(625)	(625)

					$28,059	$(50,218)	$(22,159)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,349	$30,550,539	$4,291	$30,556,179
Short Sales, at value	0	(6,133,211)	0	(6,133,211)
Other Financial Instruments ++	36,932	(90,048)	(26,127)	(79,243)

Total	$38,281	$24,327,280	$(21,836)	$24,343,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,330	$4,146	$0	$0	$(121)	$(6,064)	$4,291
Other Financial Instruments ++	(10,099)	0	0	0	(17,845)	1,817	(26,127)

Total	$(3,769)	$4,146	$0	$0	$(17,966)	$(4,247)	$(21,836)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  RealEstateRealReturn Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.2%

BANKING & FINANCE 13.2%

Allstate Life Global Funding II
3.461% due 05/21/2010	$5,000	$4,976

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,900	1,836

American Express Bank FSB
5.500% due 04/16/2013	600	550
6.000% due 09/13/2017	300	251

American Express Centurion Bank
6.000% due 09/13/2017	300	251

American Express Co.
7.000% due 03/19/2018	670	592
8.150% due 03/19/2038	190	170

American Honda Finance Corp.
3.954% due 06/20/2011	7,600	7,585

American International Group, Inc.
5.850% due 01/16/2018	200	101
8.175% due 05/15/2058	1,100	176
8.250% due 08/15/2018	1,000	582

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,788

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	700	697

Bank of America Corp.
5.650% due 05/01/2018	4,800	4,050
8.125% due 12/29/2049	4,800	3,884

Bank of America N.A.
3.404% due 05/12/2010	300	296

Barclays Bank PLC
5.450% due 09/12/2012	800	798
6.050% due 12/04/2017	300	279
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	1,600	1,410

Bear Stearns Cos. LLC
3.014% due 08/15/2011	10,000	9,719
3.029% due 01/31/2011	2,380	2,326
6.950% due 08/10/2012	300	303

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	93

Capital One Financial Corp.
6.750% due 09/15/2017	300	265

Caterpillar Financial Services Corp.
4.226% due 06/24/2011	7,200	6,938

Chubb Corp.
6.500% due 05/15/2038	2,500	2,263

Citigroup Funding, Inc.
3.190% due 04/23/2009	900	885
3.852% due 05/07/2010	400	377

Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	6,500	6,412

Citigroup, Inc.
2.836% due 01/30/2009	500	495
3.799% due 12/28/2009	800	774
6.125% due 05/15/2018	5,800	4,811
8.400% due 04/29/2049	2,100	1,432

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,030

GATX Financial Corp.
5.800% due 03/01/2016	1,000	987

General Electric Capital Corp.
2.859% due 12/12/2008	500	498
5.875% due 01/14/2038	5,000	3,688

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	900	750
6.750% due 10/01/2037	1,000	668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
6.750% due 05/21/2018	$1,000	$839

HSBC Bank USA N.A.
7.000% due 01/15/2039	5,300	4,765

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	100	13
6.875% due 05/02/2018 (a)	900	117
7.500% due 05/11/2038 (a)	5,000	25

Merna Reinsurance Ltd.
4.412% due 07/07/2010	300	285

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	3,600	3,190

Metropolitan Life Global Funding I
3.961% due 06/25/2010	7,100	7,091
5.125% due 04/10/2013	500	486

Morgan Stanley
3.035% due 01/18/2011	2,000	1,304
4.904% due 05/14/2010	8,200	5,989
6.625% due 04/01/2018	1,500	994

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	1,000	1,000

New York Life Global Funding
4.650% due 05/09/2013	1,400	1,401

Pacific Life Global Funding
5.150% due 04/15/2013	400	400

Rabobank Nederland NV
2.811% due 01/15/2009	400	400
3.209% due 05/19/2010	4,100	4,091

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	400	409

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	280

Simon Property Group LP
6.125% due 05/30/2018	1,400	1,242

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,500	1,372

UBS AG
5.750% due 04/25/2018	2,500	2,178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	400	400

Vita Capital III Ltd.
3.911% due 01/01/2012	300	287

Wachovia Bank N.A.
2.881% due 12/02/2010	800	603

Wachovia Corp.
5.500% due 05/01/2013	3,600	2,981

Wells Fargo & Co.
4.375% due 01/31/2013	200	184

Wells Fargo Capital XIII
7.700% due 12/29/2049	700	611

		123,005

INDUSTRIALS 1.9%

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	90

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

EchoStar DBS Corp.
7.000% due 10/01/2013	600	520

Gaz Capital S.A.
7.343% due 04/11/2013	200	182
8.146% due 04/11/2018	300	264

International Business Machines Corp.
3.375% due 07/28/2011	9,700	9,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Oracle Corp.
5.750% due 04/15/2018	$900	$837

Rockies Express Pipeline LLC
5.100% due 08/20/2009	600	600

Suncor Energy, Inc.
6.850% due 06/01/2039	2,800	2,435

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	441

		17,472

UTILITIES 0.1%

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	86

Embarq Corp.
7.082% due 06/01/2016	100	81

NGPL Pipe Co. LLC
6.514% due 12/15/2012	500	501

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	374

		1,042

Total Corporate Bonds & Notes (Cost $161,902)		141,519

MUNICIPAL BONDS & NOTES 0.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	177

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	76

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	464
6.125% due 06/01/2032	400	355

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	86

Total Municipal Bonds & Notes (Cost $1,174)		1,158

U.S. GOVERNMENT AGENCIES 53.1%

Fannie Mae
4.278% due 09/01/2044 - 10/01/2044	148	148
5.000% due 08/01/2035 - 11/01/2038	114,184	111,200
5.500% due 03/01/2034 - 02/01/2038	110,014	109,826
6.000% due 07/01/2032 - 09/01/2038	185,673	188,303

Freddie Mac
4.500% due 05/15/2017	51	51
4.875% due 06/13/2018	9,000	9,139
5.000% due 02/16/2017 - 09/01/2038	5,769	5,753
5.500% due 02/01/2038 - 04/01/2038	43,444	43,255
6.000% due 07/01/2038	11,806	11,964
6.588% due 10/01/2036	1,152	1,162
6.699% due 09/01/2036	1,077	1,105
6.740% due 07/01/2036	983	1,004

Ginnie Mae
6.000% due 10/01/2038	13,000	13,177

Total U.S. Government Agencies (Cost $490,948)		496,087

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 103.1%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	$19,092	$18,006
1.375% due 07/15/2018	87,782	80,896
1.625% due 01/15/2015	2,641	2,569
1.750% due 01/15/2028	142,220	123,632
1.875% due 07/15/2013	74,723	74,472
1.875% due 07/15/2015	29,661	29,166
2.000% due 01/15/2014	35,890	35,787
2.000% due 07/15/2014	43,963	43,805
2.000% due 01/15/2016	51,924	51,174
2.000% due 01/15/2026	29,918	27,248
2.375% due 01/15/2017	16,467	16,569
2.375% due 01/15/2025	72,064	69,660
2.375% due 01/15/2027	35,903	34,595
2.500% due 07/15/2016	43,165	44,069
2.625% due 07/15/2017	65,786	67,641
3.375% due 04/15/2032	9,293	10,604
3.500% due 01/15/2011	5,164	5,368
3.625% due 04/15/2028	109,943	125,971
3.875% due 04/15/2029	55,786	66,403
4.250% due 01/15/2010	5,229	5,379

U.S. Treasury Notes
2.500% due 03/31/2013	11,800	11,622
3.125% due 04/30/2013	17,700	17,829

Total U.S. Treasury Obligations (Cost $1,005,172)		962,465

MORTGAGE-BACKED SECURITIES 1.1%

American Home Mortgage Assets
3.775% due 11/25/2046	1,404	707

BCAP LLC Trust
3.377% due 01/25/2037	619	382

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	350	329
4.150% due 08/25/2035	75	71
4.550% due 08/25/2035	130	124
4.857% due 01/25/2035	790	723

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	141	135
4.663% due 03/25/2034	785	746
4.748% due 08/25/2035	83	79
4.900% due 12/25/2035	53	51

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	468	393

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,136	972

Lehman XS Trust
3.287% due 07/25/2046	36	36

MLCC Mortgage Investors, Inc.
4.352% due 10/25/2035	476	444

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	681	427
3.457% due 08/25/2037	4,858	2,654

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Securitization Trust
3.607% due 01/25/2046		$942	$586
6.500% due 08/25/2036		1,000	552

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,314	873

Total Mortgage-Backed Securities (Cost $11,397)			10,284

ASSET-BACKED SECURITIES 4.7%

BA Credit Card Trust
2.498% due 02/15/2013		4,600	4,462
3.688% due 12/16/2013		5,800	5,701

Chase Issuance Trust
2.938% due 01/15/2012		8,400	8,283
3.238% due 08/17/2015		6,200	5,875

SLM Student Loan Trust
2.800% due 07/25/2017		12,000	11,385
4.173% due 04/25/2023		7,900	7,930

Total Asset-Backed Securities (Cost $44,613)			43,636

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,923	2,827

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	1,149	1,598
2.350% due 09/15/2019 (c)		307	412

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	153,600	1,357
1.100% due 12/10/2016		112,090	1,003
1.200% due 06/10/2017		277,290	2,483
1.200% due 12/10/2017		163,360	1,459
1.400% due 06/10/2018		883,170	8,000

Republic of Germany
4.250% due 07/04/2039	EUR	200	266

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		100	91

Total Foreign Currency-Denominated Issues (Cost $20,070)			19,815

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		300	118

Total Convertible Preferred Stocks (Cost $300)			118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

CERTIFICATES OF DEPOSIT 3.5%

Sao Paolo IMI NY
3.454% due 06/09/2010	$7,000	$6,984

UBS AG
3.741% due 07/01/2010	13,400	13,400

Unicredito Italiano NY
3.088% due 05/15/2009	6,700	6,700
3.088% due 05/18/2009	5,500	5,500

		32,584

COMMERCIAL PAPER 2.1%

Citibank N.A.
3.570% due 10/23/2008	700	698
3.580% due 10/23/2008	11,400	11,375

Royal Bank of Scotland Group PLC
2.870% due 11/10/2008	7,000	6,978

		19,051

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	845	845
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $847. Repurchase proceeds are $845.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	3,889	3,889
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $3,968. Repurchase proceeds are $3,889.)

		4,734

U.S. TREASURY BILLS 4.2%
0.981% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	39,840	39,574

Total Short-Term Instruments (Cost $96,154)		95,943

PURCHASED OPTIONS (i) 0.0%
(Cost $60)		39

Total Investments 189.7% (Cost $1,831,790)		$1,771,064

Written Options (j) (0.1%) (Premiums $429)		(675)

Other Assets and Liabilities (Net) (89.6%)		(836,665)

Net Assets 100.0%		$933,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $8,025 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $19,027 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,588 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(g)	Cash of $3,919 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(33)
90-Day Euribor June Futures	Long	06/2009	106	(147)
90-Day Euribor September Futures	Long	09/2009	30	(25)
90-Day Eurodollar December Futures	Long	12/2008	55	(12)
90-Day Eurodollar December Futures	Long	12/2009	369	331
90-Day Eurodollar June Futures	Long	06/2009	461	537
90-Day Eurodollar March Futures	Long	03/2009	50	2
90-Day Eurodollar March Futures	Long	03/2010	224	167
90-Day Eurodollar September Futures	Long	09/2009	842	978
Euro-Bund 10-Year Bond December Futures	Short	12/2008	30	(33)
Japan Government 10-Year Bond December Futures	Short	12/2008	9	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	28	(68)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	8	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	6	1

				$1,705

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	$100	$(2)	$0	$(2)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%	)	09/20/2012	JPM	4.685%	300	33	0	33
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%	)	06/20/2018	BNP	2.656%	300	35	0	35
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	400	48	0	48
Computer Sciences Corp. 6.500% due 03/15/2018	(1.248%	)	03/20/2018	MSC	0.671%	2,500	(111)	0	(111)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	100	10	0	10
GATX Financial Corp. 5.800% due 03/01/2016	(1.070%	)	03/20/2016	CITI	1.884%	1,000	47	0	47
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	100	51	0	51
Simon Property Group LP 6.125% due 05/30/2018	(0.947%	)	06/20/2018	DUB	1.547%	1,400	60	0	60

							$171	$0	$171

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$100	$(2)	$0	$(2)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	100	(2)	0	(2)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	300	(17)	0	(17)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	100	(43)	0	(43)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	100	(43)	0	(43)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	700	(346)	0	(346)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	100	(49)	0	(49)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	200	(107)	0	(107)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	BEAR	4.610%	100	(12)	0	(12)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	100	(84)	0	(84)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	100	(85)	0	(85)

						$(790)	$0	$(790)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	$1,485	$169	$50	$119
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	495	57	12	45
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	396	45	17	28
CDX.HY-9 Index	(3.750%)	12/20/2012	BEAR	198	24	4	20
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	BCLY	41,000	1,771	697	1,074
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	GSC	12,900	557	261	296
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	MLP	500	22	(2)	24
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	5,700	246	89	157
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	900	49	13	36
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	600	33	3	30
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	5,900	321	117	204
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	59,500	328	(456)	784
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	12,700	70	(128)	198

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	$19,700	$109	$(131)	$240
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	11,200	62	(58)	120
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	1,600	3	(63)	66
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	2,700	4	(77)	81

					$3,870	$348	$3,522

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	$300	$4	$0	$4
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	100	2	0	2
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	200	4	0	4
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	400	7	0	7
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	1,700	(9)	(24)	15
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	1,630	(170)	(250)	80

					$(162)	$(274)	$112

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	$(14)	$6	$(20)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(87)	(24)	(63)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(79)	(17)	(62)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		5,100	(79)	(24)	(55)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		1,500	(24)	(5)	(19)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	10	13	(3)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	6	2	4
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	35,100	386	(15)	401
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		$2,800	19	19	0
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		8,200	56	50	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		8,000	(47)	(149)	102
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		10,300	(61)	(221)	160
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,000	(38)	26	(64)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,300	(49)	(43)	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		21,100	(803)	(667)	(136)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(506)	(58)	(448)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		1,200	(43)	(15)	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,400	(123)	(41)	(82)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		200	(7)	(12)	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,100	(228)	81	(309)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,500	(290)	(173)	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		22,300	(994)	31	(1,025)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		7,400	(330)	(440)	110
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		7,500	(334)	(197)	(137)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,900	(263)	(193)	(70)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(18)	(26)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		7,700	(344)	116	(460)

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	1,600	$9	$1	$8
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		2,400	14	1	13
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		900	(3)	(1)	(2)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		1,900	(6)	(2)	(4)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		8,300	39	1	38
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		200	(5)	0	(5)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		300	(7)	0	(7)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		1,900	(86)	2	(88)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB	EUR	500	(3)	(3)	0
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		800	30	33	(3)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	(36)	(29)	(7)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,600	(8)	(51)	43
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		700	(11)	6	(17)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,700	(23)	(26)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,800	(52)	(60)	8
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS		3,400	(47)	45	(92)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		34,300	(144)	(859)	715
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		900	22	2	20
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		1,100	95	34	61
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		9,100	(268)	(60)	(208)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		300	(51)	(31)	(20)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	500,000	0	(11)	11
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI	MXN	7,300	(24)	3	(27)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		2,300	(7)	0	(7)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		1,200	(4)	0	(4)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		2,000	(5)	0	(5)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		5,600	(46)	(10)	(36)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		1,400	(11)	(4)	(7)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,500	(7)	0	(7)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		400	(16)	0	(16)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		2,000	(83)	0	(83)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		500	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		500	(7)	0	(7)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	(66)	4	(70)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	(93)	2	(95)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	(54)	0	(54)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(18)	0	(18)
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		$1,000	44	0	44

							$(5,256)	$(2,989)	$(2,267)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	12,107	1-Month USD-LIBOR less 0.200%	$60,588	11/30/2008	BCLY	$(358)
Receive	DWRTT Index	10,191	1-Month USD-LIBOR less 0.350%	50,997	11/30/2008	BCLY	(295)
Receive	DWRTT Index	9,434	1-Month USD-LIBOR plus 0.300%	47,213	02/27/2009	BEAR	(296)
Pay	DWRTT Index	14,936	1-Month USD-LIBOR	74,744	01/31/2009	CSFB	431
Receive	DWRTT Index	39,462	1-Month USD-LIBOR	197,485	01/31/2009	CSFB	(1,195)
Receive	DWRTT Index	21,536	1-Month USD-LIBOR less 0.400%	107,776	02/27/2009	MLP	(620)
Pay	DWRTT Index	5,619	1-Month USD-LIBOR	28,118	03/31/2009	MLP	174
Receive	DWRTT Index	40,850	1-Month USD-LIBOR	204,427	03/31/2009	MLP	(1,237)
Receive	DWRTT Index	19,386	1-Month USD-LIBOR less 0.050%	97,016	03/31/2009	MLP	(583)
Receive	DWRTT Index	17,304	1-Month USD-LIBOR less 0.150%	86,598	03/31/2009	MLP	(514)
Receive	DWRTT Index	19,730	1-Month USD-LIBOR less 0.250%	98,738	03/31/2009	MLP	(579)
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	117,007	07/31/2009	UBS	(680)

							$(5,752)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	123	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	479	9	8
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	291	5	4
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	61	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	84.000	11/21/2008	201	2	2

				$19	$16

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$107.000	11/06/2008	$150,000	$18	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	94.750	10/06/2008	70,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	90.750	11/03/2008	26,900	2	2
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	85.750	12/05/2008	25,000	6	5
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	90.000	11/03/2008	42,000	3	4
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	96.750	10/06/2008	20,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	95.500	10/27/2008	61,900	5	12

				$41	$23

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	200	$134	$162
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	8	5	5
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	22	18	33
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	29	26	35
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	201	103	259
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	22	16	16

				$302	$510

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	$1,000	$32	$57
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	58
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	31	25

							$127	$165

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	795	$13,400	$1,343
Sales	1,687	0	1,115
Closing Buys	(373)	(4,300)	(458)
Expirations	(1,627)	(5,100)	(1,571)
Exercised	0	0	0

Balance at 09/30/2008	482	$4,000	$429

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount			Proceeds	Value (7)
Fannie Mae	5.500%	10/01/2038	$		25,900	$25,654	$25,799
Fannie Mae	6.000%	10/01/2038			168,200	168,910	170,224
Freddie Mac	5.000%	09/01/2038			400	374	399
Freddie Mac	5.000%	10/01/2038			400	394	389
Freddie Mac	5.500%	10/01/2038			42,000	41,664	41,731
Italy Buoni Poliennali Del Tesoro	2.150%	09/15/2014		EUR	564	840	787
U.S. Treasury Bonds	5.000%	05/15/2037	$		4,000	4,507	4,514
U.S. Treasury Bonds	7.500%	11/15/2024			1,200	1,653	1,671
U.S. Treasury Notes	2.125%	04/30/2010			15,200	15,211	15,434
U.S. Treasury Notes	2.500%	03/31/2013			18,200	17,814	18,037
U.S. Treasury Notes	3.125%	04/30/2013			17,700	17,752	17,912
U.S. Treasury Notes	3.500%	02/15/2018			29,060	28,326	28,648
U.S. Treasury Notes	4.125%	08/31/2012			800	840	847
U.S. Treasury Notes	4.250%	11/15/2013			8,200	8,649	8,851
U.S. Treasury Notes	4.250%	08/15/2014			5,300	5,612	5,686
U.S. Treasury Notes	4.750%	08/15/2017			1,200	1,307	1,295
U.S. Treasury Notes	5.125%	05/15/2016			5,100	5,645	5,715

						$345,152	$347,939

(7)	Market value includes $1,013 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	8,422	12/2008	$0	$(578)	$(578)
Sell		MSC	403	12/2008	12	0	12
Buy		UBS	134	12/2008	0	(3)	(3)
Sell		UBS	294	12/2008	19	0	19
Buy	CNY	BCLY	5,665	12/2008	0	(7)	(7)
Buy		DUB	7,721	07/2009	0	(85)	(85)
Buy		HSBC	9,533	07/2009	0	(86)	(86)
Buy		BCLY	12,544	09/2009	0	(51)	(51)
Buy		HSBC	13,371	09/2009	0	(52)	(52)
Buy	EUR	BCLY	375	10/2008	0	(20)	(20)
Buy		BOA	3,313	10/2008	0	(227)	(227)
Buy		CITI	1,408	10/2008	0	(83)	(83)
Buy		CSFB	920	10/2008	0	(56)	(56)
Sell		UBS	8,572	10/2008	478	0	478
Buy	GBP	BCLY	799	10/2008	0	(46)	(46)
Buy		CITI	2,006	10/2008	0	(125)	(125)
Buy		JPM	1,565	10/2008	0	(122)	(122)
Buy		RBS	1,625	10/2008	0	(126)	(126)
Sell		UBS	5,689	11/2008	196	0	196
Sell	JPY	BCLY	131,864	10/2008	8	0	8
Sell		DUB	541,772	10/2008	0	(94)	(94)
Sell		JPM	628,303	10/2008	14	0	14
Buy	MXN	BCLY	22	11/2008	0	0	0
Sell		BCLY	4,158	11/2008	25	0	25
Sell		CITI	968	11/2008	3	0	3
Buy		RBC	5,104	11/2008	0	(17)	(17)
Buy		CITI	968	05/2009	0	(3)	(3)
Buy	MYR	BCLY	806	11/2008	0	(16)	(16)
Sell		BCLY	1,791	11/2008	0	(5)	(5)
Buy		DUB	154	11/2008	0	(3)	(3)
Buy		JPM	116	11/2008	0	(2)	(2)
Buy		JPM	882	02/2009	0	(17)	(17)
Sell	PHP	BCLY	15,787	11/2008	0	(3)	(3)
Buy		HSBC	5,000	11/2008	0	(7)	(7)
Buy		JPM	4,500	11/2008	0	(5)	(5)
Buy		BCLY	1,200	02/2009	0	(1)	(1)
Buy		DUB	600	02/2009	0	(1)	(1)
Buy		HSBC	1,250	02/2009	0	(1)	(1)
Buy		JPM	2,427	02/2009	0	(2)	(2)
Buy		MSC	1,500	02/2009	0	(2)	(2)
Buy	PLN	HSBC	2,270	05/2009	0	(73)	(73)
Sell	RUB	BCLY	20,613	11/2008	22	0	22
Buy		DUB	18,746	11/2008	0	(32)	(32)
Buy		HSBC	9,164	11/2008	0	(15)	(15)
Sell		HSBC	6,605	11/2008	7	0	7

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	BCLY	1,124	11/2008	$0	$(37)	$(37)
Buy		BOA	1,141	11/2008	0	(44)	(44)
Buy		CITI	18	11/2008	0	0	0
Buy		DUB	1,231	11/2008	0	(42)	(42)
Buy		JPM	18	11/2008	0	0	0
Buy		UBS	1,128	11/2008	0	(43)	(43)

					$784	$(2,132)	$(1,348)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$1,770,904	$160	$1,771,064
Short Sales, at value	0	(346,926)	0	(346,926)
Other Financial Instruments ++	1,704	(6,661)	(396)	(5,353)

Total	$1,704	$1,417,317	$(236)	$1,418,785

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$159	$0	$0	$1	$0	$160
Other Financial Instruments ++	(24)	0	0	(24)	(336)	(12)	(396)

Total	$(24)	$159	$0	$(24)	$(335)	$(12)	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.1%

BANKING & FINANCE 8.8%

AIG Matched Funding Corp.
2.110% due 10/06/2008	$3,600	$3,599

Allstate Corp.
6.125% due 05/15/2037	200	147

American Express Credit Corp.
2.546% due 03/02/2009	30	29

American General Finance Corp.
6.900% due 12/15/2017	100	46

American International Group, Inc.
5.850% due 01/16/2018	100	50

ANZ National International Ltd.
2.842% due 08/07/2009	20	20
6.200% due 07/19/2013	400	397

Bank of America Corp.
8.000% due 12/29/2049	500	396
8.125% due 12/29/2049	2,700	2,185

Barclays Bank PLC
5.450% due 09/12/2012	400	399
6.050% due 12/04/2017	100	93

Bear Stearns Cos. LLC
2.901% due 08/21/2009	1,200	1,188
2.927% due 05/18/2010	200	196
2.999% due 11/28/2011	800	768
3.186% due 07/19/2010	300	294
6.400% due 10/02/2017	1,900	1,777
7.250% due 02/01/2018	300	289
7.625% due 12/07/2009	700	707

BNP Paribas
5.186% due 06/29/2049	130	100

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	97

Citigroup Capital XXI
8.300% due 12/21/2077	100	75

Citigroup Global Markets Holdings, Inc.
2.921% due 08/03/2009	20	20
3.244% due 01/12/2009	700	696

Citigroup, Inc.
5.500% due 04/11/2013	100	87
5.850% due 07/02/2013	100	88
8.400% due 04/29/2049	1,500	1,023

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	84

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	2,900	2,817

Credit Agricole S.A.
2.809% due 05/28/2009	100	100

Credit Suisse USA, Inc.
3.004% due 08/15/2010	100	95

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	64

General Electric Capital Corp.
6.375% due 11/15/2067	200	162

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	7
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	100	83
6.250% due 09/01/2017	100	84

International Lease Finance Corp.
3.031% due 05/24/2010	20	16

JPMorgan Chase & Co.
3.479% due 06/26/2009	80	80
6.000% due 01/15/2018	30	27
7.000% due 11/15/2009	3,700	3,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Keycorp
3.529% due 05/26/2009	$400	$392

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	10	1
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	39
5.625% due 01/24/2013 (a)	200	26

Merrill Lynch & Co., Inc.
4.610% due 05/20/2009	500	488
6.875% due 04/25/2018	100	89

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	98

Morgan Stanley
4.904% due 05/14/2010	100	73
6.250% due 08/28/2017	100	62

Nationwide Life Global Funding I
3.009% due 05/19/2010	1,600	1,597
5.450% due 10/02/2012	700	702

Pricoa Global Funding I
2.896% due 01/30/2012	100	96
3.969% due 09/27/2013	100	94

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	99

Protective Life Secured Trusts
2.647% due 11/09/2010	1,500	1,464

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	86

RBS Capital Trust III
5.512% due 09/29/2049	300	243

Residential Capital LLC
5.912% due 05/22/2009	100	46

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	100	75

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Sun Life Financial Global Funding LP
2.951% due 07/06/2011	1,000	966

SunTrust Bank
2.921% due 05/21/2012	4,000	3,769

Textron Financial Corp.
2.941% due 02/25/2011	1,000	951

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	179

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Wachovia Corp.
2.961% due 06/01/2010	5,500	4,254
7.980% due 02/28/2049	1,100	460

Wells Fargo & Co.
5.625% due 12/11/2017	100	92

		38,785

INDUSTRIALS 4.0%

Amgen, Inc.
2.889% due 11/28/2008	50	50
6.900% due 06/01/2038	100	97

Anadarko Petroleum Corp.
3.219% due 09/15/2009	5,000	4,942

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	94

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$10	$10
3.249% due 03/13/2009	100	100
3.331% due 10/31/2008	100	99

Dell, Inc.
5.650% due 04/15/2018	100	92

Diageo Capital PLC
2.902% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

EnCana Corp.
4.600% due 08/15/2009	2,900	2,898

Gaz Capital S.A.
8.625% due 04/28/2034	100	94

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,856

International Business Machines Corp.
3.375% due 07/28/2011	2,200	2,199
5.700% due 09/14/2017	400	388

Kimberly-Clark Corp.
2.899% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	89

Kraft Foods, Inc.
6.125% due 02/01/2018	100	94

Martin Marietta Materials, Inc.
2.946% due 04/30/2010	1,400	1,348

Oracle Corp.
5.750% due 04/15/2018	200	186

Suncor Energy, Inc.
6.100% due 06/01/2018	200	183

Time Warner, Inc.
3.034% due 11/13/2009	2,700	2,593

Union Pacific Corp.
5.700% due 08/15/2018	100	93

		17,826

UTILITIES 2.3%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,943

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	1,800	1,791

Dominion Resources, Inc.
2.984% due 11/14/2008	40	40
3.866% due 06/17/2010	400	399

Ohio Power Co.
2.971% due 04/05/2010	100	98

Pepco Holdings, Inc.
3.435% due 06/01/2010	4,000	3,946

Verizon Communications, Inc.
2.838% due 04/03/2009	50	50

		10,267

Total Corporate Bonds & Notes (Cost $70,882)		66,878

MUNICIPAL BONDS & NOTES 0.4%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	102
6.899% due 12/01/2040	1,000	1,041

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	221

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	$100	$91

Total Municipal Bonds & Notes (Cost $1,470)		1,455

U.S. GOVERNMENT AGENCIES 74.5%

Fannie Mae
5.000% due 02/25/2017 - 07/01/2038	9,001	8,778
5.500% due 02/01/2037 - 11/01/2038	146,414	145,963
6.000% due 08/01/2027 - 10/01/2038	142,669	144,379
6.500% due 09/01/2037	842	865

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	464	454
2.718% due 02/15/2019	241	235
3.247% due 12/25/2036	58	56
4.250% due 09/15/2024	34	35
4.875% due 06/13/2018	400	406
5.000% due 02/16/2017 - 12/14/2018	5,400	5,509
5.500% due 09/01/2037 - 10/01/2038	17,654	17,563
6.000% due 07/01/2038	896	908

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	988	1,004

Small Business Administration
5.290% due 12/01/2027	194	192
6.020% due 08/01/2028	3,100	3,172

Total U.S. Government Agencies (Cost $328,095)		329,519

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	1,890	1,643
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
3.125% due 11/30/2009	100	101
4.250% due 08/15/2013	100	106

Total U.S. Treasury Obligations (Cost $3,132)		2,941

MORTGAGE-BACKED SECURITIES 2.5%

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	4,300	3,665

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	2,100	1,823

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	49	45

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,238	1,181

Countrywide Alternative Loan Trust
3.367% due 02/25/2047	72	44
3.407% due 06/25/2037	251	154
3.855% due 02/25/2036	27	16

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	46	41
4.797% due 11/25/2034	35	31

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	63	57
5.993% due 08/10/2045	1,000	856

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
5.248% due 11/25/2035	$82	$71

Harborview Mortgage Loan Trust
3.200% due 12/19/2036	2,601	1,523

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	15	14

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	14	14

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	83
5.440% due 06/12/2047	1,500	1,255

JPMorgan Mortgage Trust
5.021% due 02/25/2035	63	55

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	1	1

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	13	11

Structured Asset Securities Corp.
3.257% due 05/25/2036	11	11
5.034% due 10/25/2035	13	11

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	4	4

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	77	75

WaMu Mortgage Pass-Through Certificates
3.585% due 01/25/2047	75	45
3.847% due 12/25/2027	47	41
4.198% due 09/25/2046	7	5
4.198% due 10/25/2046	18	12

Total Mortgage-Backed Securities (Cost $11,866)		11,144

ASSET-BACKED SECURITIES 7.1%

Access Group, Inc.
4.093% due 10/27/2025	2,100	2,076

Accredited Mortgage Loan Trust
3.327% due 04/25/2036	25	24

ACE Securities Corp.
3.267% due 10/25/2036	10	10
3.287% due 10/25/2036	5	5

American Express Credit Account Master Trust
2.988% due 02/15/2012	4	4

Asset-Backed Funding Certificates
3.267% due 10/25/2036	2	2

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	7	7
3.482% due 09/25/2034	1	1

BA Credit Card Trust
2.528% due 11/17/2014	600	563

Bear Stearns Asset-Backed Securities Trust
3.287% due 10/25/2036	18	18
3.297% due 06/25/2047	59	56

BNC Mortgage Loan Trust
3.307% due 05/25/2037	71	65

Chase Credit Card Master Trust
2.598% due 02/15/2011	10	10

Chase Issuance Trust
2.478% due 07/15/2011	5,225	5,190
2.498% due 02/15/2011	5,635	5,625
2.938% due 01/15/2012	200	197
3.238% due 08/17/2015	300	284
4.319% due 09/15/2015	3,800	3,790

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 07/25/2045	$145	$132
3.317% due 08/25/2036	88	85

Countrywide Asset-Backed Certificates
3.257% due 01/25/2037	1	1
3.257% due 05/25/2037	35	34
3.257% due 03/25/2047	4	4
3.257% due 05/25/2047	20	20
3.267% due 03/25/2037	5	5
3.287% due 10/25/2037	118	113
3.297% due 05/25/2037	1,666	1,560
3.317% due 10/25/2046	3	3
3.387% due 09/25/2036	210	194

Credit-Based Asset Servicing & Securitization LLC
3.327% due 07/25/2037	72	67

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 10/25/2036	41	40
3.257% due 11/25/2036	15	14
3.267% due 06/25/2036	6	6

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	93	93

Fremont Home Loan Trust
3.277% due 02/25/2037	5	5

GE-WMC Mortgage Securities LLC
3.247% due 08/25/2036	7	6

GSAMP Trust
3.277% due 09/25/2036	6	6
3.277% due 12/25/2036	59	54

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	23	22
3.458% due 01/20/2035	31	26

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	700	692

Indymac Residential Asset-Backed Trust
3.287% due 07/25/2037	51	49
3.337% due 04/25/2047	148	142

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	937	912
3.257% due 10/25/2036	96	91
3.257% due 06/25/2037	2,963	2,679
3.267% due 04/25/2037	67	62
3.287% due 03/25/2037	176	165

Lehman XS Trust
3.277% due 05/25/2046	5	5
3.287% due 11/25/2046	13	12
3.327% due 11/25/2036	2	2

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	10	10

MASTR Asset-Backed Securities Trust
3.287% due 05/25/2037	56	52

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	35	35

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	11	10
3.257% due 07/25/2036	35	32
3.257% due 09/25/2036	9	9
3.257% due 11/25/2036	43	42
3.267% due 05/25/2037	130	121

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	13	12

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	41	40

Option One Mortgage Loan Trust
3.247% due 02/25/2037	9	9
3.267% due 06/25/2037	129	123

Park Place Securities, Inc.
3.519% due 10/25/2034	7	6

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
3.297% due 01/25/2037	$852	$820

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036	8	7

Residential Asset Securities Corp.
3.277% due 11/25/2036	8	8
3.277% due 02/25/2037	53	50

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	41	38

Saxon Asset Securities Trust
3.267% due 10/25/2046	5	4

SBI HELOC Trust
3.377% due 08/25/2036	8	7

SLM Student Loan Trust
2.780% due 04/25/2014	63	62
2.800% due 10/25/2016	58	57
2.810% due 10/26/2015	15	15
3.364% due 10/25/2017	2,500	2,429
3.480% due 07/25/2013	198	197

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	39	38
3.267% due 12/25/2036	10	10
3.287% due 06/25/2037	66	63

South Carolina State Student Loan Corp.
3.561% due 03/02/2020	700	671

South Carolina Student Loan Corp.
3.311% due 09/02/2014	192	191
3.361% due 03/01/2018	500	489
3.811% due 09/03/2024	600	572

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	12	11

Structured Asset Securities Corp.
3.257% due 10/25/2036	11	11

Wells Fargo Home Equity Trust
3.307% due 03/25/2037	45	43

Total Asset-Backed Securities (Cost $31,955)		31,524

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
2.901% due 06/01/2009	100	99

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Korea Development Bank
2.928% due 04/03/2010		$100	$99
4.625% due 09/16/2010		3,300	3,235

Total Sovereign Issues (Cost $3,496)			3,433

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
12.500% due 01/05/2022	BRL	300	162

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	253

Keycorp
5.164% due 11/22/2010		900	1,174

Morgan Stanley
5.293% due 03/01/2013		1,700	1,683

Total Foreign Currency-Denominated Issues (Cost $4,375)			3,272

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300	20

Total Convertible Preferred Stocks (Cost $173)			20

PREFERRED STOCKS 0.0%

DG Funding Trust
5.051% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.0%

CERTIFICATES OF DEPOSIT 0.0%

Calyon Financial, Inc.
3.804% due 06/29/2010		$10	10

Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		30	30

			40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.2%

Citibank N.A.
3.570% due 10/23/2008	$600	$598
3.580% due 10/23/2008	1,500	1,497

Federal Home Loan Bank
0.100% due 10/07/2008	7,800	7,800

		9,895

REPURCHASE AGREEMENTS 11.8%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	29,000	29,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $29,619. Repurchase proceeds are $29,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	16,189	16,189
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $16,517. Repurchase proceeds are $16,189.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	6,960	6,960
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.125% due 11/19/2008 valued at $7,102. Repurchase proceeds are $6,960.)

		52,149

Total Short-Term Instruments (Cost $62,084)		62,084

PURCHASED OPTIONS (f) 0.1%
(Cost $417)		573

Total Investments 116.0% (Cost $517,966)		$512,863

Written Options (g) (0.0%)		(84)
(Premiums $62)

Other Assets and Liabilities (Net) (16.0%)		(69,807)

Net Assets 100.0%		$442,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $12,323 at a weighted average interest rate of 2.48%. On September 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $29,184 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	13	$10
90-Day Euribor June Futures	Long	06/2009	4	16
90-Day Euribor March Futures	Long	03/2009	7	23
90-Day Eurodollar December Futures	Long	12/2008	882	(840)
90-Day Eurodollar December Futures	Long	12/2009	16	0
90-Day Eurodollar June Futures	Long	06/2009	290	258
90-Day Eurodollar June Futures	Long	06/2010	4	1
90-Day Eurodollar March Futures	Long	03/2009	283	160
90-Day Eurodollar March Futures	Long	03/2010	13	2
90-Day Eurodollar September Futures	Long	09/2009	29	29

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2010	4	$1
E-mini Russell 2000 Index December Futures	Long	12/2008	6,613	(22,952)
Russell 2000 Index December Futures	Long	12/2008	8	(174)
S&P 500 Index December Futures	Short	12/2008	2	24
U.S. Treasury 10-Year Note December Futures	Long	12/2008	326	(336)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	8	2
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	10
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	12	26

				$(23,740)

(e)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	$300	$(60)	$0	$(60)
CIT Group, Inc. 7.750% due 04/02/2012	5.650%	03/20/2013	MSC	21.975%	100	(30)	0	(30)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	100	(12)	0	(12)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	DUB	36.581%	100	(48)	0	(48)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	300	(159)	(53)	(106)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	100	0	0	0
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	100	0	0	0
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	100	0	0	0
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	BOA	19.698%	100	(7)	0	(7)
SLM Corp. 5.125% due 08/27/2012	5.600%	09/20/2009	CITI	19.723%	1,500	(173)	0	(173)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	100	(2)	0	(2)

						$(491)	$(53)	$(438)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$300	$1	$(2)	$3
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	5,503	30	(22)	52
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	400	2	(6)	8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	1,700	10	(18)	28

					$43	$(48)	$91

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	$100	$1	$0	$1
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	100	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	200	1	0	1

					$2	$0	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	$(2)	$0	$(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	(2)	0	(2)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	(2)	(1)	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	1	0	1
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	5	2	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	20	(5)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	3	2	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,200	45	82	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	44	(20)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,100	12	3	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(53)	33	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		200	(9)	1	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		100	(4)	2	(6)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	300	6	1	5
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	(6)	(13)	7
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	100	(1)	0	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		100	(2)	(3)	1
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	(2)	(2)	0
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	1	(2)	3
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	5	0	5
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	8	0	8
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		100	15	28	(13)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS	EUR	100	(4)	0	(4)

							$58	$172	$(114)

(f)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$100.000	11/21/2008	354	$7	$6
Put - CBOT U.S. Treasury 30-Year Bond December Futures	92.000	11/21/2008	152	3	2
Put - NYBEX Mini Russell 2000 Index December Futures	250.000	12/19/2008	3,046	72	30
Put - NYBEX Mini Russell 2000 Index December Futures	400.000	12/19/2008	100	2	11
Put - NYBEX Mini Russell 2000 Index January Futures	250.000	12/19/2008	300	4	4

				$88	$53

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	7	5
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	5

							$24	$18

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$12,000	$281	$501
Put - OTC Fannie Mae 5.500% due 10/01/2038	73.000	10/07/2008	25,000	3	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	85,000	10	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	86,000	10	1
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	6,900	1	0

				$305	$502

(g)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	33	$18	$20
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	33	19	42

				$37	$62

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	$100	$3	$2
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	6

							$25	$22

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	22	$1,000	$37
Sales	130	800	89
Closing Buys	(86)	(1,000)	(64)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	66	$800	$62

(h)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Ginnie Mae	6.000%	10/01/2038	$900	$925	$912
U.S. Treasury Notes	2.000%	02/28/2010	200	200	201
U.S. Treasury Notes	2.125%	01/31/2010	300	300	302
U.S. Treasury Notes	2.125%	04/30/2010	100	100	101
U.S. Treasury Notes	2.375%	08/31/2010	6,300	6,349	6,367
U.S. Treasury Notes	2.875%	01/31/2013	600	602	606
U.S. Treasury Notes	3.125%	11/30/2009	500	506	512
U.S. Treasury Notes	3.250%	12/31/2009	100	101	102
U.S. Treasury Notes	3.500%	02/15/2010	100	103	103
U.S. Treasury Notes	4.250%	08/15/2013	200	211	214

				$9,397	$9,420

(6)	Market value includes $26 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Buy		HSBC	11	04/2009	0	0	0
Buy	BRL	HSBC	47	12/2008	0	(3)	(3)
Sell		MSC	260	12/2008	9	0	9
Buy		RBC	46	12/2008	0	(1)	(1)
Buy		UBS	193	12/2008	0	(4)	(4)
Sell		UBS	26	12/2008	2	0	2
Sell		RBC	46	06/2009	1	0	1
Buy	CNY	DUB	204	11/2008	0	0	0
Buy		JPM	217	11/2008	0	0	0
Buy		UBS	82	11/2008	0	0	0
Buy		BCLY	3,849	07/2009	0	(38)	(38)
Buy		DUB	10,657	07/2009	0	(110)	(110)
Buy		HSBC	3,642	07/2009	0	(33)	(33)
Buy		JPM	3,766	07/2009	0	(41)	(41)
Buy	EUR	BCLY	433	10/2008	0	(30)	(30)
Buy		BOA	80	10/2008	0	(5)	(5)
Buy		CITI	3,141	10/2008	12	(6)	6
Sell		CITI	3,042	10/2008	0	(10)	(10)
Buy		DUB	36	10/2008	0	(2)	(2)
Buy		GSC	168	10/2008	0	(9)	(9)
Buy		HSBC	120	10/2008	0	(8)	(8)
Buy		JPM	32	10/2008	0	(2)	(2)
Buy		MSC	40	10/2008	0	(3)	(3)
Sell		UBS	4,050	10/2008	226	0	226
Buy	GBP	BOA	1	10/2008	0	0	0
Buy		UBS	137	10/2008	0	(11)	(11)
Sell		UBS	678	11/2008	24	0	24
Buy	IDR	DUB	176,400	10/2008	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	BCLY	2,022	11/2008	$0	$(4)	$(4)
Buy		DUB	1,034	11/2008	0	(4)	(4)
Buy		HSBC	2,636	11/2008	0	(9)	(9)
Buy		JPM	4,496	11/2008	0	(14)	(14)
Sell		JPM	1,787	11/2008	1	0	1
Buy	KWD	HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	139	11/2008	0	(3)	(3)
Buy		BOA	32	11/2008	0	(1)	(1)
Buy		HSBC	32	11/2008	0	(1)	(1)
Buy		JPM	26	11/2008	0	0	0
Buy		JPM	131	02/2009	0	(3)	(3)
Buy	PHP	HSBC	1,000	11/2008	0	(1)	(1)
Buy		JPM	1,400	11/2008	0	(2)	(2)
Buy		JPM	1,672	02/2009	0	(1)	(1)
Buy		MSC	500	02/2009	0	0	0
Sell	RUB	BCLY	460	11/2008	0	0	0
Buy		HSBC	1,811	11/2008	0	(3)	(3)
Sell		HSBC	1,351	11/2008	5	0	5
Buy		JPM	1,351	05/2009	0	(5)	(5)
Sell		UBS	1,351	05/2009	4	0	4
Buy	SAR	HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Buy	SGD	BCLY	61	11/2008	0	(2)	(2)
Sell		BCLY	10	11/2008	0	0	0
Buy		BOA	27	11/2008	0	(1)	(1)
Buy		CITI	45	11/2008	0	(1)	(1)
Buy		JPM	86	11/2008	0	(2)	(2)
Sell		JPM	10	11/2008	0	0	0
Sell		MSC	10	11/2008	0	0	0
Buy		UBS	27	11/2008	0	(1)	(1)
Sell		UBS	10	11/2008	0	0	0
Sell	ZAR	HSBC	2,009	12/2008	13	0	13
Buy		UBS	2,009	12/2008	0	0	0

					$297	$(374)	$(77)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$20	$496,439	$16,404	$512,863
Short Sales, at value	0	(9,394)	0	(9,394)
Other Financial Instruments ++	(23,740)	(558)	(64)	(24,362)

Total	$(23,720)	$486,487	$16,340	$479,107

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$22	$16,303	$1	$0	$94	$(16)	$16,404
Other Financial Instruments ++	(41)	0	0	0	(21)	(2)	(64)

Total	$(19)	$16,303	$1	$0	$73	$(18)	$16,340

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

98	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	28	26
4.176% due 03/22/2013	610	573
4.185% due 03/22/2013	57	53
4.438% due 03/22/2013	198	186

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	2,000	1,702

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,284	916

Sensata Technologies BV
4.412% due 04/27/2013	6	5
4.543% due 04/27/2013	2,462	2,074

Total Bank Loan Obligations (Cost $6,759)		5,629

CORPORATE BONDS & NOTES 39.2%

BANKING & FINANCE 27.7%

American Express Bank FSB
3.248% due 06/22/2009	2,500	2,466
3.248% due 10/20/2009	2,100	2,058

American Express Centurion Bank
2.507% due 06/12/2009	1,900	1,837

American Express Credit Corp.
2.547% due 11/09/2009	2,100	1,986

Bank of America Corp.
2.918% due 11/06/2009	500	489
8.000% due 12/29/2049	6,000	4,755

Bank of America N.A.
2.819% due 06/12/2009	2,000	1,991
2.876% due 12/18/2008	800	798
3.099% due 06/15/2016	2,300	2,075

Bank of Ireland
2.926% due 12/18/2009	5,900	5,845

Bear Stearns Cos. LLC
2.927% due 05/18/2010	4,800	4,704
2.931% due 10/22/2010	2,400	2,334
3.014% due 08/15/2011	1,300	1,263
3.250% due 03/25/2009	1,600	1,577

Capital One Financial Corp.
3.097% due 09/10/2009	1,800	1,680

CIT Group, Inc.
3.212% due 12/19/2008	1,500	1,483
5.000% due 11/24/2008	1,700	1,647

Citigroup Funding, Inc.
3.476% due 06/26/2009	11,200	10,940

Countrywide Financial Corp.
2.931% due 01/05/2009	700	691

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	500	486

Credit Agricole S.A.
2.809% due 05/28/2009	1,700	1,693
2.859% due 05/28/2010	2,000	1,983

DnB NOR Bank ASA
2.858% due 10/13/2009	1,800	1,798

East Lane Re Ltd.
8.801% due 05/06/2011	9,500	9,669

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	798	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
7.375% due 10/28/2009	600	482
7.875% due 06/15/2010	200	153

Foundation Re II Ltd.
9.557% due 11/26/2010	2,500	2,484

General Electric Capital Corp.
2.851% due 10/06/2010	500	492

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	2,500	2,370
3.250% due 12/23/2008	500	493
3.812% due 03/30/2009	1,300	1,251

HSBC Finance Corp.
3.087% due 11/16/2009	1,600	1,573
3.241% due 06/01/2016	3,400	2,614

International Lease Finance Corp.
4.950% due 02/01/2011	6,000	4,440

JPMorgan Chase & Co.
2.842% due 05/07/2010	2,800	2,765
3.479% due 06/26/2009	1,500	1,496

Keycorp
3.529% due 05/26/2009	1,300	1,272

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.911% due 08/21/2009 (a)	1,500	195
2.951% due 05/25/2010 (a)	9,500	1,235
3.011% due 12/23/2010 (a)	2,500	325
3.052% due 11/10/2009 (a)	1,300	169

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	2,300	2,188
3.014% due 02/05/2010	8,000	7,590
5.054% due 05/12/2010	200	193

Metropolitan Life Global Funding I
2.847% due 05/17/2010	3,700	3,653

Morgan Stanley
2.852% due 05/07/2009	1,400	1,214
2.881% due 01/15/2010	1,400	1,080
2.912% due 02/09/2009	2,800	2,440
3.035% due 01/18/2011	3,300	2,152

Osiris Capital PLC
5.641% due 01/15/2010	5,000	4,959

Residential Capital LLC
5.912% due 05/22/2009	2,300	1,047

SLM Corp.
2.880% due 01/26/2009	2,100	2,035
2.940% due 07/27/2009	1,700	1,497
2.959% due 12/15/2008	1,700	1,685
3.000% due 01/26/2009	300	279

VTB Capital S.A.
4.491% due 11/02/2009	3,100	3,069

Wachovia Corp.
2.921% due 10/15/2011	5,700	3,933
7.980% due 02/28/2049	300	126

Wells Fargo & Co.
3.552% due 05/01/2033	5,100	5,126

		134,446

INDUSTRIALS 6.3%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	2,000	1,977

BP AMI Leasing, Inc.
3.486% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Home Depot, Inc.
2.944% due 12/16/2009	1,300	1,223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hospira, Inc.
4.242% due 03/30/2010	$2,400	$2,332

International Business Machines Corp.
3.375% due 07/28/2011	4,000	3,999

Pemex Project Funding Master Trust
3.411% due 12/03/2012	3,600	3,411

Reynolds American, Inc.
3.519% due 06/15/2011	1,400	1,334

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,798

Time Warner, Inc.
3.034% due 11/13/2009	3,900	3,745

UnitedHealth Group, Inc.
4.102% due 02/07/2011	5,200	5,099

		30,424

UTILITIES 5.2%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	5,600	5,693

Dominion Resources, Inc.
2.984% due 11/14/2008	4,460	4,452

Entergy Gulf States, Inc.
3.565% due 12/08/2008	1,374	1,371

NiSource Finance Corp.
3.381% due 11/23/2009	600	585

Progress Energy, Inc.
3.241% due 01/15/2010	1,500	1,488

Qwest Corp.
5.625% due 11/15/2008	2,700	2,687
6.069% due 06/15/2013	3,400	2,907

Southern California Edison Co.
2.891% due 02/02/2009	2,000	1,997

Telecom Italia Capital S.A.
3.281% due 02/01/2011	1,300	1,224

Telefonica Emisiones SAU
3.504% due 06/19/2009	2,600	2,585

		24,989

Total Corporate Bonds & Notes (Cost $214,602)		189,859

U.S. GOVERNMENT AGENCIES 35.0%

Fannie Mae
3.327% due 03/25/2034 (g)	1,125	1,087
3.607% due 05/25/2031 - 11/25/2032 (g)	4,908	4,805
4.079% due 04/01/2018 (g)	49	49
4.278% due 07/01/2044 (g)	336	335
4.395% due 11/01/2027 (g)	42	42
4.419% due 07/01/2028 (g)	39	39
4.437% due 11/01/2028 (g)	58	58
4.467% due 11/01/2028 (g)	63	62
4.471% due 04/01/2028 (g)	38	38
4.696% due 12/01/2033 (g)	1,246	1,250
4.760% due 04/01/2035 (g)	5,762	5,794
4.882% due 02/01/2027	6	6
4.927% due 09/01/2035 (g)	4,438	4,474
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 03/01/2039	11,349	10,883
5.000% due 12/01/2019 - 07/01/2038 (g)	30,041	29,739
5.000% due 10/01/2020 - 07/01/2038 (h)	6,201	6,109
5.009% due 11/01/2035 (g)	760	777
5.168% due 12/01/2036 (g)	1,592	1,596
5.329% due 09/01/2034 (g)	1,554	1,556

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/01/2033 - 06/01/2038 (g)	$18,828	$18,809
5.500% due 09/01/2033 (h)	1,481	1,482
5.500% due 10/01/2038 - 11/01/2038	8,000	7,965
5.686% due 08/01/2029 (g)	30	31
6.000% due 01/01/2017 - 05/01/2037 (g)	2,968	3,013
6.000% due 06/01/2017 (h)	751	768
6.000% due 10/01/2033 - 10/01/2038	9,005	9,114
6.042% due 05/01/2022	8	8
6.250% due 02/01/2011	4,100	4,291
7.000% due 02/01/2015 - 03/01/2015 (g)	915	965
7.500% due 09/01/2015 - 05/01/2016 (g)	691	726
8.000% due 03/01/2030 - 07/01/2031 (g)	127	138
8.000% due 05/01/2030 - 05/01/2031	14	15

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (g)	18,425	18,013
2.718% due 02/15/2019 (g)	10,878	10,605
2.838% due 12/15/2030 (g)	1,105	1,089
2.888% due 06/15/2018	410	402
4.278% due 02/25/2045	1,703	1,549
4.692% due 06/01/2035 (g)	4,366	4,325
4.962% due 06/01/2022 (g)	20	21
5.000% due 07/15/2024 (g)	2,860	2,875
5.480% due 07/01/2019 (g)	542	554
5.500% due 08/15/2030 - 10/01/2038	1,019	1,013
5.780% due 12/01/2022 (g)	37	37
6.000% due 03/01/2016 - 08/01/2038 (g)	5,428	5,522
6.000% due 01/01/2029 - 07/01/2038	438	443
6.000% due 07/01/2038 - 09/01/2038 (h)	1,778	1,801
6.500% due 10/25/2043	2,084	2,120
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (g)	16	18

Ginnie Mae
3.588% due 09/20/2030	4	3
5.125% due 12/20/2022 - 12/20/2027 (g)	365	370
5.375% due 02/20/2026 - 02/20/2028 (g)	807	815
5.625% due 07/20/2018 - 07/20/2027 (g)	1,744	1,765
8.000% due 04/20/2030 (g)	171	187

Total U.S. Government Agencies (Cost $169,594)		169,562

U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities (c)
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
2.375% due 08/31/2010	7,500	7,560

Total U.S. Treasury Obligations (Cost $8,706)		8,651

MORTGAGE-BACKED SECURITIES 16.8%

Banc of America Funding Corp.
4.135% due 05/25/2035	1,875	1,598

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	596	600

Bank Mart
4.567% due 03/01/2019 (l)	548	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$5,241	$5,149
4.772% due 11/25/2034	862	790
4.837% due 01/25/2034	1,787	1,676
5.040% due 04/25/2033	571	550
5.071% due 11/25/2034	2,556	2,436
6.752% due 02/25/2033	95	95
6.792% due 01/25/2034	102	98

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	1,324	812
5.504% due 09/25/2035	562	454

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,846	1,470
5.772% due 12/26/2046	1,035	824

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	39	37

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,500	1,431

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	1,540	939
6.000% due 10/25/2033	1,105	1,032

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	2,840	2,527
4.797% due 11/25/2034	1,599	1,406

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	420	384
5.357% due 06/25/2032	10	10
5.791% due 06/25/2032	36	32

Fund America Investors Corp. II
5.784% due 06/25/2023	11	11

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,501	1,292
3.477% due 11/25/2045	670	423

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,146	1,928

GSR Mortgage Loan Trust
3.557% due 01/25/2034	308	262

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	3,821	2,309
5.145% due 07/19/2035	1,334	1,163

Impac CMB Trust
3.472% due 07/25/2033	1,445	1,290
3.967% due 10/25/2033	76	63

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	757	715

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	959	901

JPMorgan Mortgage Trust
5.021% due 02/25/2035	1,263	1,101

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	206	187

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	906	896

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,021	1,857

Mellon Residential Funding Corp.
2.947% due 06/15/2030	3,640	3,432

Merrill Lynch Floating Trust
2.558% due 06/15/2022	6,308	5,738

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	755	613
4.910% due 12/25/2032	590	565

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	224	203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.207% due 10/25/2035	$373	$339
4.434% due 01/25/2029	915	919

Morgan Stanley Capital I
2.548% due 10/15/2020	538	484

Prime Mortgage Trust
3.607% due 02/25/2019	121	115
3.607% due 02/25/2034	639	584

Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	493	466

Salomon Brothers Mortgage Securities VII, Inc.
6.186% due 12/25/2030	570	510

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,213	1,050

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,567	1,301
3.487% due 02/25/2036	866	559
9.415% due 06/25/2029	708	757

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	3,563	3,383

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,329	1,275
3.337% due 06/25/2037	2,205	2,113

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,416	2,137
2.578% due 09/15/2021	5,284	4,828

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	877	573
3.497% due 10/25/2045	485	308
3.855% due 02/25/2046	4,538	2,720
3.948% due 02/27/2034	1,831	1,730
4.055% due 11/25/2042	210	187
4.255% due 06/25/2042	745	678

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,174	1,972
4.950% due 03/25/2036	3,030	2,681

Total Mortgage-Backed Securities (Cost $93,397)		81,461

ASSET-BACKED SECURITIES 11.3%

AFC Home Equity Loan Trust
3.757% due 06/25/2028	359	161

Asset-Backed Funding Certificates
3.267% due 01/25/2037	828	782

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	73	70

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	822	782

Chase Funding Mortgage Loan Asset-Backed Certificates
3.947% due 10/25/2032	245	224

Chase Issuance Trust
4.319% due 09/15/2015	5,200	5,187

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	115	114
3.267% due 05/25/2037	7,139	6,544
3.267% due 07/25/2045	7,534	6,853

Countrywide Asset-Backed Certificates
3.277% due 06/25/2037	2,850	2,744

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	317	260

First NLC Trust
3.277% due 08/25/2037	3,837	3,621

Fremont Home Loan Trust
3.257% due 10/25/2036	2,264	2,164

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.327% due 12/25/2035	$56	$56

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	1,637	1,393

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	643	597

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	253	243
3.267% due 04/25/2037	1,611	1,484

Lehman XS Trust
3.277% due 05/25/2046	215	208

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	49	38

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	1,754	1,706

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	456	444

Residential Asset Securities Corp.
3.277% due 11/25/2036	780	767

Saxon Asset Securities Trust
3.267% due 10/25/2046	339	331

Sears Credit Account Master Trust
2.708% due 04/16/2013	9,200	9,114

SLM Student Loan Trust
2.800% due 10/25/2016	1,500	1,488
3.480% due 07/25/2013	6,300	6,295

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	550	545

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	467	456

Total Asset-Backed Securities (Cost $57,354)		54,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 2.3%

Export-Import Bank of Korea
2.901% due 06/01/2009		$2,400	$2,381
3.047% due 11/16/2010		5,900	5,798

Hydro Quebec
3.528% due 09/29/2049		1,200	1,078

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $11,531)			11,393

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	500	700

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	8,860

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $8,299)			10,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 3.0%

Bank of America Corp.
7.250% due 12/31/2049		11,000	9,188

Wachovia Corp.
7.500% due 12/31/2049		14,000	5,495

Total Convertible Preferred Stocks (Cost $25,000)			14,683

PREFERRED STOCKS 1.9%

DG Funding Trust
5.051% due 12/31/2049		913	9,313

Total Preferred Stocks (Cost $9,564)			9,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

REPURCHASE AGREEMENTS 6.9%

Barclays Capital, Inc.
2.250% due 10/01/2008	$21,700	$21,700
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,104. Repurchase proceeds are $21,700.)

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	3,177	3,177
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $3,178. Repurchase proceeds are $3,178.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	8,835	8,835
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $9,014. Repurchase proceeds are $8,835.)

		33,712

U.S. TREASURY BILLS 3.4%
1.036% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	16,510	16,401

Total Short-Term Instruments (Cost $50,192)		50,113

PURCHASED OPTIONS (j) 0.7%
(Cost $3,713)		3,180

Total Investments 125.6% (Cost $658,711)		$609,030

Written Options (k) (0.4%) (Premiums $2,228)		(1,773)

Other Assets and Liabilities (Net) (25.2%)		(122,340)

Net Assets 100.0%		$484,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $15,150 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,052 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $198 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $118,425 at a weighted average interest rate of 2.495%. On September 30, 2008, securities valued at $121,578 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $10,161 and cash of $27,646 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	173	$131
90-Day Euribor March Futures	Long	03/2009	352	1,060
90-Day Eurodollar December Futures	Long	12/2008	1,248	1,493
90-Day Eurodollar December Futures	Long	12/2009	62	0
90-Day Eurodollar June Futures	Long	06/2009	203	110
90-Day Eurodollar March Futures	Long	03/2009	782	1,359
90-Day Eurodollar March Futures	Long	03/2010	40	4
90-Day Eurodollar September Futures	Long	09/2009	99	82
E-mini S&P 500 Index December Futures	Long	12/2008	7,835	(31,570)
S&P 500 Index December Futures	Short	12/2008	160	1,287
U.S. Treasury 10-Year Note December Futures	Long	12/2008	351	(356)

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	74	$(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	522
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	296	625
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	202

				$(25,064)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	CITI	3.868%	$1,600	$(110)	$0	$(110)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	800	(52)	0	(52)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	1,000	(360)	0	(360)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	600	(218)	0	(218)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	600	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	1,500	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	4,900	(11)	0	(11)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,800	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	1,500	(30)	0	(30)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	1,300	(14)	0	(14)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,400	(38)	0	(38)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	1,500	(451)	0	(451)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,000	(228)	0	(228)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	DUB	4.727%	1,100	9	0	9
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	700	(24)	0	(24)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	3,200	(111)	0	(111)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	500	(17)	0	(17)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,600	(193)	(63)	(130)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	600	(15)	0	(15)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	1,500	(107)	0	(107)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	600	(44)	0	(44)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,400	(238)	0	(238)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	100	(2)	0	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	2,300	(393)	0	(393)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	1,800	(954)	0	(954)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	3,800	(884)	0	(884)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,400	(742)	0	(742)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,000	(529)	0	(529)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	DUB	88.715%	1,600	(469)	(38)	(431)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,000	(437)	0	(437)

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	$1,400	$(54)	$0	$(54)
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	3,500	(2)	0	(2)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	1,800	(181)	0	(181)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	3,200	(265)	0	(265)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	1,000	(19)	0	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	700	(592)	0	(592)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	600	(221)	0	(221)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	600	(262)	0	(262)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	600	(195)	0	(195)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	600	(179)	0	(179)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	1,000	(83)	0	(83)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	3,000	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	0.390%	01/20/2012	BCLY	1.181%	5,000	(118)	0	(118)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,400	(22)	0	(22)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,400	(60)	0	(60)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	1,500	(135)	0	(135)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	900	(79)	0	(79)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,500	(199)	0	(199)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	1,600	(113)	0	(113)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	600	(52)	0	(52)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	600	(42)	0	(42)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	2,800	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	1,300	(47)	0	(47)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,400	(91)	0	(91)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,400	(50)	0	(50)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,400	(453)	0	(453)
SLM Corp. 5.125% due 08/27/2012	5.025%	03/20/2013	BOA	17.182%	1,300	(359)	0	(359)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	600	(106)	0	(106)
SLM Corp. 5.125% due 08/27/2012	4.930%	03/20/2013	JPM	17.182%	1,500	(418)	0	(418)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	800	(141)	0	(141)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	5,700	(400)	0	(400)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	3,000	(210)	0	(210)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	600	(41)	0	(41)

						$(12,584)	$(101)	$(12,483)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$1,200	$118	$86	$32
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	2,400	234	178	56
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,200	111	(120)	231
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	900	5	(9)	14

					$468	$135	$333

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$1,800	$(35)	$ (1)	$(34)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	200	(4)	0	(4)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	300	(5)	1	(6)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	600	(47)	0	(47)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,100	(99)	0	(99)

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	$1,100	$(89)	$0	$(89)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	500	(39)	0	(39)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,193	(44)	0	(44)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	4,000	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	400	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	5,000	(28)	(70)	42
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	5	0	5

					$(528)	$(70)	$(458)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	$(81)	$0	$(81)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(51)	0	(51)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	(5)	3	(8)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	(1)	2	(3)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(77)	(32)	(45)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$132,100	1,421	892	529
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		33,200	357	325	32
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		52,100	561	442	119
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		15,300	165	92	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		21,200	(770)	51	(821)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		700	(26)	(42)	16
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		35,500	(1,582)	458	(2,040)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,700	(210)	87	(297)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		400	(18)	(33)	15
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,100	(49)	(71)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(174)	(269)	95
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(5)	28	(33)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	(306)	(376)	70
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	355	430	(75)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	593	1,092	(499)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	142	124	18
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,300	(19)	0	(19)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,000	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,200	(48)	1	(49)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(27)	1	(28)

							$72	$3,198	$(3,126)

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	44,836	1-Month USD-LIBOR less 0.100%	$ 84,999	03/31/2009	GSC	$ (1,714)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	729	$13	$11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,154	21	18
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	1,843	53	23

				$87	$52

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$296
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	10
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	2
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	400
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	356
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	120
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	29	29

							$2,278	$1,241

Foreign Currency Options
Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC EUR versus USD	$1.885	10/10/2008	EUR	10,200	$1	$0
Call - OTC GBP versus USD	2.285	10/10/2008	GBP	10,600	1	0

					$2	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$18,000	$422	$751
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	22,000	528	606
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	11,000	222	289
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	11,000	150	219
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.859	12/12/2008	124,400	15	17
Call - OTC U.S. Treasury Note 3.125% due 11/15/2009	103.500	10/10/2008	4,900	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.266	12/12/2008	3,100	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	300	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	8,200	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	7,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	91.250	10/27/2008	30,000	2	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	93.500	10/27/2008	50,000	4	3

				$1,346	$1,887

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	47	$26	$29
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	47	27	60

				$53	$89

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$41	$42
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	357
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	608
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	470
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	29

							$2,175	$1,684

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	3,868	2,800	1,827
Closing Buys	0	(3,100)	(31)
Expirations	(3,207)	0	(1,365)
Exercised	(567)	0	(322)

Balance at 09/30/2008	94	$79,300	$2,228

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$549	$492	0.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$11,000	$10,531	$10,531
Fannie Mae	5.500%	12/01/2099	5,000	4,870	4,934
U.S. Treasury Notes	2.125%	04/30/2010	124,400	124,486	126,314
U.S. Treasury Notes	2.375%	08/31/2010	15,000	15,116	15,153
U.S. Treasury Notes	3.125%	11/30/2009	4,900	4,957	5,028
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,142	3,178

				$163,102	$165,138

(7)	Market value includes $1,329 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Buy		HSBC	350	04/2009	0	(2)	(2)
Buy	AUD	MSC	367	10/2008	0	(15)	(15)
Sell		MSC	367	10/2008	0	(1)	(1)
Buy		UBS	331	10/2008	0	(23)	(23)
Sell	BRL	BNP	261	12/2008	1	0	1
Buy		CSFB	17,677	12/2008	0	(348)	(348)
Sell		HSBC	3,995	12/2008	101	0	101
Buy		JPM	14,594	12/2008	0	(954)	(954)
Sell		MSC	12,492	12/2008	585	0	585
Sell		UBS	5,928	12/2008	351	0	351
Buy	CNY	BCLY	1,141	11/2008	0	(3)	(3)
Buy		BOA	855	11/2008	0	(2)	(2)
Buy		DUB	4,142	11/2008	0	(9)	(9)
Buy		HSBC	917	11/2008	0	(2)	(2)
Buy		JPM	4,226	11/2008	0	(9)	(9)
Buy		UBS	849	11/2008	0	(2)	(2)
Buy		BCLY	4,705	07/2009	0	(48)	(48)
Buy		DUB	14,422	07/2009	0	(148)	(148)

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	5,231	07/2009	$0	$(48)	$(48)
Buy		JPM	2,711	07/2009	0	(30)	(30)
Buy	EUR	BCLY	1,078	10/2008	0	(75)	(75)
Buy		BOA	200	10/2008	0	(13)	(13)
Buy		HSBC	299	10/2008	0	(19)	(19)
Buy		JPM	80	10/2008	0	(6)	(6)
Buy		MSC	100	10/2008	0	(7)	(7)
Sell		UBS	9,367	10/2008	522	0	522
Buy	GBP	BOA	161	10/2008	0	(12)	(12)
Buy		UBS	2,135	10/2008	0	(165)	(165)
Sell		UBS	8,612	11/2008	297	0	297
Buy	IDR	DUB	3,332,000	10/2008	2	0	2
Buy		HSBC	3,804,000	10/2008	2	0	2
Buy	INR	BCLY	12,998	11/2008	0	(27)	(27)
Buy		DUB	11,990	11/2008	0	(40)	(40)
Buy		HSBC	30,412	11/2008	0	(102)	(102)
Buy		JPM	44,290	11/2008	0	(143)	(143)
Sell		JPM	17,551	11/2008	9	0	9
Sell	JPY	DUB	98,672	10/2008	0	(18)	(18)
Buy	KWD	HSBC	53	04/2009	0	(6)	(6)
Buy	MYR	BCLY	4,930	11/2008	0	(97)	(97)
Buy		BOA	607	11/2008	0	(11)	(11)
Buy		DUB	603	11/2008	0	(11)	(11)
Buy		HSBC	605	11/2008	0	(11)	(11)
Buy		JPM	540	11/2008	0	(9)	(9)
Buy		JPM	5,315	02/2009	0	(105)	(105)
Sell	NZD	BCLY	12,853	10/2008	399	0	399
Buy		MSC	569	10/2008	0	(10)	(10)
Sell		MSC	569	10/2008	0	(9)	(9)
Buy	PHP	HSBC	41,000	11/2008	0	(57)	(57)
Buy		JPM	41,400	11/2008	0	(50)	(50)
Buy		BCLY	9,500	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,540	02/2009	0	(13)	(13)
Buy		JPM	16,173	02/2009	0	(13)	(13)
Buy		MLP	3,600	02/2009	0	(5)	(5)
Buy		MSC	12,900	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Sell	RUB	BCLY	26,636	11/2008	25	0	25
Buy		DUB	65,045	11/2008	0	(104)	(104)
Sell		HSBC	38,409	11/2008	137	0	137
Buy		JPM	38,409	05/2009	0	(143)	(143)
Sell		UBS	38,409	05/2009	121	0	121
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,995	11/2008	0	(65)	(65)
Sell		BCLY	398	11/2008	1	0	1
Buy		BOA	2,024	11/2008	0	(78)	(78)
Buy		CITI	811	11/2008	0	(12)	(12)
Buy		DUB	2,189	11/2008	0	(74)	(74)
Buy		JPM	900	11/2008	0	(15)	(15)
Sell		JPM	398	11/2008	0	0	0
Sell		MSC	398	11/2008	0	0	0
Buy		UBS	2,012	11/2008	0	(77)	(77)
Sell		UBS	398	11/2008	0	0	0
Sell	ZAR	HSBC	965	12/2008	6	0	6
Buy		UBS	965	12/2008	0	0	0

					$2,559	$(3,290)	$(731)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$23	$605,553	$3,454	$609,030
Short Sales, at value	0	(163,809)	0	(163,809)
Other Financial Instruments ++	(25,064)	(19,861)	(91)	(45,016)

Total	$(25,041)	$421,883	$3,363	$400,205

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  StocksPLUS® Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,181	$(28)	$58	$0	$(72)	$(1,685)	$3,454
Other Financial Instruments ++	(860)	0	0	0	535	234	(91)

Total	$4,321	$(28)	$58	$0	$463	$(1,451)	$3,363

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

108	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012	$1,980	$1,345

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	12	11
4.176% due 03/22/2013	250	235
4.185% due 03/22/2013	23	22
4.438% due 03/22/2013	81	76

Total Bank Loan Obligations (Cost $2,264)		1,689

CORPORATE BONDS & NOTES 35.7%

BANKING & FINANCE 28.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	290

American Express Bank FSB
5.500% due 04/16/2013	500	458
6.000% due 09/13/2017	1,000	837

American Express Centurion Bank
6.000% due 09/13/2017	1,000	838

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	900	418

American International Group, Inc.
5.050% due 10/01/2015	100	54
5.850% due 01/16/2018	2,300	1,156

Associates Corp. of North America
7.000% due 02/10/2009	4,000	3,952

Bank of America Corp.
2.918% due 11/06/2009	400	391
5.375% due 09/11/2012	900	838
8.000% due 12/29/2049	6,600	5,231
8.125% due 12/29/2049	2,300	1,861

Barclays Bank PLC
5.450% due 09/12/2012	6,000	5,988
6.050% due 12/04/2017	600	559

Bear Stearns Cos. LLC
3.096% due 01/30/2009	700	696
6.400% due 10/02/2017	1,600	1,497
7.625% due 12/07/2009	552	558

BNP Paribas
5.186% due 06/29/2049	1,200	920

Calabash Re Ltd.
11.219% due 01/08/2010	700	709
13.719% due 01/08/2010	800	827

Citigroup Capital XXI
8.300% due 12/21/2077	400	298

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,049
6.000% due 08/15/2017	1,900	1,612
6.125% due 08/25/2036	1,200	780
8.400% due 04/29/2049	2,800	1,909

DnB NOR Bank ASA
2.858% due 10/13/2009	600	599

Export-Import Bank of China
4.875% due 07/21/2015	100	94

General Electric Capital Corp.
5.875% due 01/14/2038	500	369

GMAC LLC
6.000% due 12/15/2011	100	45

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	333
6.250% due 09/01/2017	1,200	1,006
6.750% due 10/01/2037	3,300	2,204

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049	$100	$59

HSBC Finance Corp.
2.899% due 03/12/2010	1,000	939

JPMorgan Chase & Co.
3.479% due 06/26/2009	500	499
6.000% due 01/15/2018	400	365
7.900% due 04/29/2049	300	253

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,194

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	74

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	234

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	1,200	1,126
6.875% due 04/25/2018	1,000	886

MetLife, Inc.
6.400% due 12/15/2036	300	187

Morgan Stanley
3.228% due 11/21/2008	500	493
4.904% due 05/14/2010	700	511

Mystic Re Ltd.
9.111% due 12/05/2008	800	800

National Australia Bank Ltd.
5.350% due 06/12/2013	400	385

Petroleum Export Ltd.
5.265% due 06/15/2011	65	65

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	497

Resona Bank Ltd.
5.850% due 09/29/2049	200	147

SLM Corp.
2.940% due 07/27/2009	400	352

State Street Capital Trust IV
3.819% due 06/15/2037	100	66

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	879

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	90

U.S. Bancorp
3.191% due 02/04/2010	2,600	2,570

UBS AG
5.750% due 04/25/2018	200	174
5.875% due 12/20/2017	400	356

USB Capital IX
6.189% due 04/15/2049	100	49

Wachovia Corp.
7.980% due 02/28/2049	11,000	4,603

		59,050

INDUSTRIALS 5.4%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	800	791

AstraZeneca PLC
5.900% due 09/15/2017	300	296
6.450% due 09/15/2037	200	191

CODELCO, Inc.
6.150% due 10/24/2036	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Daimler Finance North America LLC
3.169% due 03/13/2009	$300	$299

HJ Heinz Co.
6.428% due 12/01/2020	100	100

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,628

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,160

Kraft Foods, Inc.
6.125% due 02/01/2018	500	469

Peabody Energy Corp.
7.875% due 11/01/2026	100	90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Rohm & Haas Co.
6.000% due 09/15/2017	400	372

Time Warner, Inc.
3.034% due 11/13/2009	600	576

Union Pacific Corp.
5.700% due 08/15/2018	800	747

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	287

		11,271

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,161

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	400	404

Qwest Corp.
7.625% due 06/15/2015	500	437

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	259

Telefonica Emisiones SAU
3.504% due 06/19/2009	700	696

		3,957

Total Corporate Bonds & Notes (Cost $91,942)		74,278

MUNICIPAL BONDS & NOTES 2.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	729

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,284

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	667

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	261

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	350

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	507

Total Municipal Bonds & Notes (Cost $5,460)		4,798

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 121.1%

Fannie Mae
3.267% due 12/25/2036	$280	$269
3.327% due 03/25/2034	186	179
3.557% due 03/25/2044	684	668
3.607% due 11/25/2032	66	65
4.028% due 08/01/2033 (f)	88	89
4.278% due 07/01/2044 (f)	105	105
4.323% due 05/01/2036 (f)	13	13
4.340% due 09/01/2033 (f)	768	790
4.668% due 05/25/2035	91	94
4.889% due 06/01/2033 (f)	233	238
5.000% due 11/01/2017 - 06/01/2037 (f)	23,843	23,560
5.000% due 04/25/2033 - 11/01/2038	2,021	1,965
5.168% due 12/01/2036 (f)	55	55
5.279% due 01/01/2036 (f)	321	323
5.329% due 09/01/2034 (f)	62	62
5.500% due 01/01/2021 - 06/01/2037 (f)	73,299	73,261
5.500% due 10/01/2038 - 11/01/2038	3,000	2,985
6.000% due 02/01/2036 - 08/01/2038 (f)	48,980	49,673
6.000% due 10/01/2038	50,500	51,108
6.500% due 10/01/2035 - 11/01/2037 (f)	8,588	8,817
7.000% due 09/01/2013	7	7

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	9,931	9,711
2.718% due 02/15/2019	3,612	3,521
4.213% due 03/01/2034 (f)	372	377
4.278% due 02/25/2045	58	53
4.875% due 06/13/2018	400	406
5.000% due 12/14/2018	200	188
5.500% due 08/15/2030	3	3
5.500% due 02/01/2038 - 04/01/2038 (f)	13,680	13,621
6.669% due 02/01/2024 (f)	19	20
8.000% due 01/01/2017 (f)	20	22

Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	42	43
6.000% due 12/15/2036 - 07/15/2037 (f)	5,280	5,365
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,050	1,011
5.520% due 06/01/2024	1,135	1,144
5.600% due 03/01/2029	2,200	2,206

Total U.S. Government Agencies (Cost $252,013)		252,022

U.S. TREASURY OBLIGATIONS 2.6%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	2,203	1,915
2.375% due 01/15/2025	2,448	2,366
2.625% due 07/15/2017	1,061	1,091

Total U.S. Treasury Obligations (Cost $5,774)		5,372

MORTGAGE-BACKED SECURITIES 13.3%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	256	172

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	400	363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Funding Corp.
4.135% due 05/25/2035	$453	$386
6.129% due 01/20/2047	487	330

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	99	100
6.500% due 09/25/2033	39	37

Bear Stearns Adjustable Rate Mortgage Trust
4.837% due 01/25/2034	125	117
5.040% due 04/25/2033	5	5
6.792% due 01/25/2034	7	6

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	476	292
5.370% due 05/25/2035	952	810
5.504% due 09/25/2035	204	165

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	148	138

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	174

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	486	297
6.000% due 10/25/2033	100	94

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	1,099	978
4.797% due 11/25/2034	604	531
5.250% due 02/20/2036	134	104

CS First Boston Mortgage Securities Corp.
5.549% due 05/25/2032	1	1

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	1,341	1,268

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	346	299

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	500	431
3.287% due 01/25/2047	614	583

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	200	171

GSR Mortgage Loan Trust
4.513% due 06/25/2034	343	307
5.248% due 11/25/2035	655	563
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.936% due 06/19/2034	9,900	8,236

Impac CMB Trust
3.472% due 07/25/2033	66	59

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	190	155

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,083
5.882% due 02/15/2051	100	86

JPMorgan Mortgage Trust
5.021% due 02/25/2035	379	330

MASTR Asset Securitization Trust
5.500% due 09/25/2033	35	33

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	168

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	220	179
4.910% due 12/25/2032	15	14

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145
4.207% due 10/25/2035	106	97
4.434% due 01/25/2029	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
3.607% due 02/25/2019	13	13
3.607% due 02/25/2034	89	81

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	379	362

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	486	404

Structured Asset Securities Corp.
5.034% due 10/25/2035	393	333

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	443	425

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	83

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	104	66
3.847% due 12/25/2027	1,082	951
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	61	57
4.055% due 11/25/2042	68	61
4.255% due 08/25/2042	45	40

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	785	712
4.950% due 03/25/2036	586	519
4.992% due 10/25/2035	3,842	3,671

Total Mortgage-Backed Securities (Cost $31,661)		27,657

ASSET-BACKED SECURITIES 12.8%

Access Group, Inc.
4.093% due 10/27/2025	1,500	1,483

ACE Securities Corp.
3.257% due 12/25/2036	147	138

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	18	13

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	134	133
3.367% due 05/25/2035	20	19

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	440	418
3.287% due 10/25/2036	183	176

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	1,652	1,578

Chase Credit Card Master Trust
2.598% due 02/15/2011	1,000	999

Chase Issuance Trust
3.388% due 05/16/2011	2,500	2,497
4.319% due 09/15/2015	2,200	2,194

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	1,761	1,714
3.257% due 06/25/2037	1,928	1,876
3.257% due 05/25/2047	253	244
3.287% due 06/25/2037	365	350
3.687% due 12/25/2031	81	59

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	16	13

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	635	598
3.257% due 12/25/2036	260	252
3.277% due 12/25/2037	1,683	1,625

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fremont Home Loan Trust
3.257% due 10/25/2036	$1,225	$1,171
3.267% due 01/25/2037	333	314

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	207	201

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	454	442
3.257% due 10/25/2036	1,591	1,506

Lehman XS Trust
3.277% due 05/25/2046	67	65

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	1,058	1,024
3.487% due 10/25/2034	12	10

MASTR Asset-Backed Securities Trust
3.267% due 11/25/2036	348	340

Merrill Lynch Mortgage Investors, Inc.
3.237% due 06/25/2037	115	113
3.277% due 08/25/2036	671	652

Morgan Stanley ABS Capital I
3.257% due 10/25/2036	130	127

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	1,620	1,567

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	180	178
3.307% due 08/25/2046	1,359	1,308

Soundview Home Equity Loan Trust
3.287% due 01/25/2037	1,173	1,146

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	55	54

Total Asset-Backed Securities (Cost $27,353)		26,597

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%

China Development Bank
5.000% due 10/15/2015		$100	$94

Total Sovereign Issues (Cost $99)			94

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	139

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,690

Total Foreign Currency-Denominated Issues (Cost $2,884)			1,829

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	186

Total Convertible Preferred Stocks (Cost $1,620)			186

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		217	2,214

Total Preferred Stocks (Cost $2,294)			2,214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$3,049	$3,049

(Dated 09/30/2008. Collateralized by Freddie Mac 4.150% due 01/29/2013 valued at $3,114. Repurchase proceeds are $3,049.)

U.S. TREASURY BILLS 1.8%
1.437% due 11/28/2008 - 12/26/2008 (b)(d)(e)	3,850	3,825

Total Short-Term Instruments (Cost $6,888)		6,874

PURCHASED OPTIONS (i) 0.6%
(Cost $1,911)		1,248

Total Investments 194.5% (Cost $432,163)		$404,858

Written Options (j) (0.7%) (Premiums $1,857)		(1,558)

Other Assets and Liabilities (Net) (93.8%)		(195,146)

Net Assets 100.0%		$208,154

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,726 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $99 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $213,244 at a weighted average interest rate of 2.448%. On September 30, 2008, securities valued at $173,936 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $15,761 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	19	$16
90-Day Euribor June Futures	Long	06/2009	8	31
90-Day Euribor March Futures	Long	03/2009	13	42
90-Day Eurodollar December Futures	Long	12/2008	486	(308)
90-Day Eurodollar December Futures	Long	12/2009	40	35
90-Day Eurodollar June Futures	Long	06/2009	155	146
90-Day Eurodollar June Futures	Long	06/2010	2	1
90-Day Eurodollar March Futures	Long	03/2009	361	246
90-Day Eurodollar March Futures	Long	03/2010	37	27
90-Day Eurodollar September Futures	Long	09/2009	50	73
90-Day Eurodollar September Futures	Long	09/2010	2	1
E-mini S&P 500 Index December Futures	Long	12/2008	271	(1,181)
S&P 500 Index December Futures	Long	12/2008	672	(15,997)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	147	(159)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	56	15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	131
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	101	215

				$(16,666)

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(h)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CIT Group, Inc. 7.750% due 04/02/2012	5.170%	03/20/2013	RBS	21.975%	$400	$(125)	$0	$(125)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	700	(84)	0	(84)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	1,400	(198)	0	(198)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	700	(118)	0	(118)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	2,700	(1,430)	(479)	(951)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	400	(185)	0	(185)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	400	(184)	0	(184)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	200	(107)	0	(107)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	500	(256)	0	(256)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	3,600	(11)	0	(11)
JSC Gazprom 8.625% due 04/28/2034	1.600%	12/20/2012	BCLY	4.271%	1,200	(108)	0	(108)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	800	(1)	0	(1)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	200	(169)	0	(169)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	4,000	(7)	0	(7)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	1,900	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	100	(9)	0	(9)
SLM Corp. 5.125% due 08/27/2012	5.100%	03/20/2009	JPM	19.698%	500	(31)	0	(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	2,400	(42)	0	(42)
Wachovia Corp. 3.625% due 02/17/2009	1.305%	03/20/2013	JPM	3.670%	1,300	(110)	0	(110)

						$(3,177)	$(479)	$(2,698)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	BCLY	$2,900	$284	$221	$63
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	9,300	910	674	236
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	1,300	127	98	29
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	500	3	(3)	6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,100	111	(112)	223
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,700	26	(62)	88
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	13,600	75	(83)	158

					$1,541	$729	$812

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,000	(90)	0	(90)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	1,000	(81)	0	(81)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	994	(37)	0	(37)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,400	17	0	17
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	400	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	600	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	700	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(250)	$(30)	$(220)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	$(31)	$0	$(31)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	(8)	0	(8)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	(4)	2	(6)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	0	1	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(108)	(45)	(63)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	(45)	0	(45)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	(23)	(10)	(13)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	0	1	(1)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	5	(1)	6
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	101	47	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	25	(9)	34
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		600	6	13	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		2,200	24	43	(19)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		2,200	24	46	(22)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		3,200	34	24	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		6,900	(263)	(221)	(42)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(4)	(4)	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(44)	15	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		17,900	(651)	474	(1,125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(11)	(3)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(15)	3	(18)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		4,700	(210)	165	(375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(89)	36	(125)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		100	(4)	2	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(316)	145	(461)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,600	52	11	41
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	16	6	10
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		1,000	(7)	(7)	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	(3)	(6)	3
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	2,900	(6)	9	(15)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		1,700	(3)	6	(9)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		1,500	(2)	11	(13)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		1,400	(2)	11	(13)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		1,700	(27)	(52)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	(8)	(7)	(1)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	(53)	(78)	25
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	13	(26)	39
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	4	(6)	10
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	10	(8)	18
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		900	(4)	(2)	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	2	0	2
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	4	0	4
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		200	30	25	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		600	89	91	(2)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		1,200	178	166	12
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		500	(134)	(69)	(65)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(27)	(13)	(14)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		100	(14)	4	(18)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$700	17	48	(31)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	1,100	(9)	0	(9)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		500	(20)	0	(20)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		300	(12)	0	(12)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		400	(17)	0	(17)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		300	(13)	0	(13)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$1,000	(10)	1	(11)

							$(1,583)	$833	$(2,416)

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(i)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	74	$2	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	348	6	6
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	672	19	8
Put - CME S&P 500 Index October Futures	800.000	10/17/2008	180	14	22

				$41	$37

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$28,400	$313	$228
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	11,800	126	87
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	88	60
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	24
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	144
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	43,800	389	173
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	24,000	259	122
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	40
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	206
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	124

							$1,858	$1,208

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2038	$107.000	12/04/2008	$6,300	$1	$0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.688	10/17/2008	1,800	0	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.688	10/17/2008	2,500	1	0
Call - OTC U.S. Treasury Note 2.125% due 01/31/2010	102.250	12/12/2008	2,500	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.188	10/17/2008	8,000	1	0
Call - OTC U.S. Treasury Note 2.875% due 01/31/2013	111.000	12/12/2008	14,400	2	1
Call - OTC U.S. Treasury Note 3.125% due 11/30/2009	102.875	12/12/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	2,000	0	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	22,400	3	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	29,000	3	0
Put - OTC Fannie Mae 6.500% due 10/01/2038	91.000	10/07/2008	6,600	1	0
Put - OTC Freddie Mac 5.500% due 10/01/2038	78.000	10/07/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	78.500	10/24/2008	2,200	0	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.000	10/24/2008	2,400	0	1

				$12	$3

(j)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	20	$11	$12
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	20	11	26

				$22	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 7,200	$182	$159
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	3,800	122	119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,800	70	57
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,800	59	50
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,700	90	75
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,100	36	31
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,500	203	181
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	14,600	370	263
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	8,000	241	161
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	2,000	44	43
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	9,300	302	259
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	3,800	116	122

							$1,835	$1,520

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	262	28,000	1,036
Closing Buys	0	(29,300)	(276)
Expirations	(423)	0	(405)
Exercised	(26)	0	(19)

Balance at 09/30/2008	40	$63,600	$1,857

(k)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$7,200	$7,099	$7,172
Freddie Mac	6.000%	10/01/2038	6,300	6,363	6,372
Ginnie Mae	6.000%	10/01/2038	6,000	6,169	6,082
U.S. Treasury Notes	2.000%	02/28/2010	1,800	1,797	1,806
U.S. Treasury Notes	2.125%	01/31/2010	2,500	2,501	2,518
U.S. Treasury Notes	2.125%	04/30/2010	1,600	1,600	1,623
U.S. Treasury Notes	2.375%	08/31/2010	3,300	3,325	3,334
U.S. Treasury Notes	2.875%	01/31/2013	14,400	14,445	14,537
U.S. Treasury Notes	3.125%	11/30/2009	2,100	2,124	2,155
U.S. Treasury Notes	3.250%	12/31/2009	1,200	1,224	1,230
U.S. Treasury Notes	3.500%	02/15/2010	900	923	925
U.S. Treasury Notes	4.250%	08/15/2013	800	847	855

				$48,417	$48,609

(6)	Market value includes $164 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Buy		HSBC	124	04/2009	0	(1)	(1)
Buy	AUD	MSC	330	10/2008	0	(14)	(14)
Sell		MSC	660	10/2008	14	(1)	13
Buy		UBS	249	10/2008	0	(17)	(17)
Sell	BRL	BNP	2	12/2008	0	0	0
Buy		CSFB	10,473	12/2008	0	(206)	(206)
Buy		HSBC	3,238	12/2008	0	(222)	(222)
Sell		HSBC	4,626	12/2008	136	0	136
Sell		MSC	6,914	12/2008	223	0	223
Sell		RBC	1,969	12/2008	46	0	46
Sell		UBS	200	12/2008	8	0	8
Buy		RBC	1,969	06/2009	0	(47)	(47)
Buy	CLP	MSC	64,260	12/2008	0	(17)	(17)
Buy	CNY	BCLY	408	11/2008	0	(1)	(1)
Buy		BOA	306	11/2008	0	(1)	(1)
Buy		DUB	1,487	11/2008	0	(3)	(3)
Buy		HSBC	333	11/2008	0	(1)	(1)
Buy		JPM	1,515	11/2008	0	(3)	(3)
Buy		UBS	306	11/2008	0	(1)	(1)
Buy		BCLY	1,958	07/2009	0	(20)	(20)
Buy		DUB	6,215	07/2009	0	(64)	(64)
Buy		HSBC	2,011	07/2009	0	(19)	(19)
Buy		JPM	1,776	07/2009	0	(20)	(20)
Buy	EUR	BCLY	384	10/2008	0	(27)	(27)
Buy		BOA	72	10/2008	0	(5)	(5)
Buy		CITI	2,366	10/2008	8	(15)	(7)
Sell		CITI	2,104	10/2008	0	(7)	(7)
Buy		DUB	94	10/2008	0	(5)	(5)
Buy		GSC	440	10/2008	0	(24)	(24)
Buy		HSBC	107	10/2008	0	(7)	(7)
Buy		JPM	28	10/2008	0	(2)	(2)
Buy		MSC	36	10/2008	0	(2)	(2)
Sell		UBS	3,526	10/2008	197	0	197
Buy	GBP	BOA	65	10/2008	0	(5)	(5)
Buy		UBS	862	10/2008	0	(67)	(67)
Sell		UBS	3,209	11/2008	111	0	111
Buy	IDR	DUB	1,538,600	10/2008	1	0	1

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	HSBC	951,000	10/2008	$1	$0	$1
Buy	INR	BCLY	11,204	11/2008	0	(23)	(23)
Buy		DUB	4,780	11/2008	0	(16)	(16)
Buy		HSBC	12,084	11/2008	0	(41)	(41)
Buy		JPM	22,167	11/2008	0	(66)	(66)
Sell		JPM	8,844	11/2008	5	0	5
Buy	KWD	HSBC	19	04/2009	0	(2)	(2)
Buy	MYR	BCLY	1,656	11/2008	0	(32)	(32)
Buy		BOA	216	11/2008	0	(4)	(4)
Buy		DUB	216	11/2008	0	(4)	(4)
Buy		HSBC	217	11/2008	0	(4)	(4)
Buy		JPM	194	11/2008	0	(3)	(3)
Buy		JPM	1,771	02/2009	0	(35)	(35)
Buy	PHP	HSBC	15,000	11/2008	0	(21)	(21)
Buy		JPM	14,700	11/2008	0	(18)	(18)
Buy		BCLY	3,300	02/2009	0	(3)	(3)
Buy		DUB	1,600	02/2009	0	(2)	(2)
Buy		HSBC	4,140	02/2009	0	(4)	(4)
Buy		JPM	5,753	02/2009	0	(5)	(5)
Buy		MLP	1,300	02/2009	0	(2)	(2)
Buy		MSC	4,600	02/2009	0	(5)	(5)
Buy		RBS	1,300	02/2009	0	(2)	(2)
Buy		LEH	900	12/2010	0	(1)	(1)
Sell		LEH	900	12/2010	0	(1)	(1)
Sell	RUB	BCLY	6,732	11/2008	6	0	6
Buy		HSBC	20,383	11/2008	0	(32)	(32)
Sell		HSBC	13,650	11/2008	49	0	49
Buy		JPM	13,650	05/2009	0	(48)	(48)
Sell		UBS	13,650	05/2009	43	0	43
Buy	SAR	HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Buy	SGD	BCLY	933	11/2008	0	(31)	(31)
Sell		BCLY	178	11/2008	0	0	0
Buy		BOA	910	11/2008	0	(35)	(35)
Buy		CITI	360	11/2008	0	(5)	(5)
Buy		DUB	957	11/2008	0	(32)	(32)
Buy		JPM	368	11/2008	0	(5)	(5)
Sell		JPM	178	11/2008	0	0	0
Sell		MSC	178	11/2008	0	0	0
Buy		UBS	911	11/2008	0	(35)	(35)
Sell		UBS	178	11/2008	0	0	0
Sell	ZAR	HSBC	379	12/2008	2	0	2
Buy		UBS	379	12/2008	0	0	0

					$850	$(1,342)	$(492)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$217	$403,158	$1,483	$404,858
Short Sales, at value	0	(48,445)	0	(48,445)
Other Financial Instruments ++	(16,666)	(6,500)	(145)	(23,311)

Total	$(16,449)	$348,213	$1,338	$333,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$1,485	$0	$0	$(2)	$0	$1,483
Other Financial Instruments ++	(80)	0	0	0	(29)	(36)	(145)

Total	$(80)	$1,485	$0	$0	$(31)	$(36)	$1,338

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

116	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.4%

BANKING & FINANCE 22.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$300	$290

American Express Centurion Bank
2.808% due 04/17/2009	1,200	1,169

American Express Co.
7.000% due 03/19/2018	600	530

American Express Credit Corp.
5.875% due 05/02/2013	300	277

American General Finance Corp.
6.900% due 12/15/2017	400	186

American Honda Finance Corp.
2.874% due 03/09/2009	500	499

American International Group, Inc.
5.850% due 01/16/2018	400	201

ANZ National International Ltd.
2.842% due 08/07/2009	1,100	1,097

Bank of America Corp.
6.000% due 09/01/2017	300	259
8.000% due 12/29/2049	600	476
8.125% due 12/29/2049	3,800	3,075

Bank of Scotland PLC
2.829% due 07/17/2009	600	596
2.875% due 12/08/2010	3,000	2,705

Barclays Bank PLC
6.050% due 12/04/2017	200	186

Bear Stearns Cos. LLC
2.901% due 08/21/2009	200	198
3.014% due 08/15/2011	1,300	1,263
3.186% due 07/19/2010	300	294
3.852% due 03/30/2009	400	398
6.950% due 08/10/2012	1,100	1,112
7.250% due 02/01/2018	500	482

BNP Paribas
5.186% due 06/29/2049	200	153

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	186

Calabash Re Ltd.
11.219% due 01/08/2010	400	405

CIT Group, Inc.
2.946% due 01/30/2009	1,100	991
3.212% due 12/19/2008	100	99

Citigroup Capital XXI
8.300% due 12/21/2077	4,000	2,981

Citigroup Funding, Inc.
2.805% due 12/08/2008	100	100
3.190% due 04/23/2009	100	98
3.476% due 06/26/2009	200	195

Citigroup, Inc.
3.799% due 12/28/2009	300	290
5.300% due 10/17/2012	200	178
5.500% due 08/27/2012	500	449
5.500% due 04/11/2013	1,200	1,048
5.850% due 07/02/2013	200	176
6.000% due 08/15/2017	300	255
6.125% due 08/25/2036	100	65
8.400% due 04/29/2049	2,500	1,705

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	5,100	4,953

Foundation Re II Ltd.
9.557% due 11/26/2010	400	398

General Electric Capital Corp.
2.856% due 01/20/2010	700	695
6.375% due 11/15/2067	100	81

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	$300	$298
3.129% due 07/23/2009	20	19
3.294% due 12/22/2008	200	197
3.812% due 03/30/2009	200	193
5.950% due 01/18/2018	100	83
6.150% due 04/01/2018	900	750
6.250% due 09/01/2017	600	503
6.750% due 10/01/2037	1,500	1,002

HSBC Bank USA N.A.
2.957% due 06/10/2009	300	298

HSBC Finance Corp.
2.846% due 10/21/2009	200	190

HSBC Holdings PLC
6.500% due 05/02/2036	400	331
6.500% due 09/15/2037	100	85

International Lease Finance Corp.
3.031% due 05/24/2010	900	721

JPMorgan Chase & Co.
2.973% due 10/02/2009	500	500
6.000% due 01/15/2018	200	183

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	275

Keycorp
3.529% due 05/26/2009	2,700	2,643

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	39
2.881% due 10/22/2008 (a)	500	65
2.951% due 05/25/2010 (a)	3,300	429
3.005% due 07/18/2011 (a)	300	39
3.011% due 12/23/2010 (a)	200	26
3.052% due 11/10/2009 (a)	200	26
5.625% due 01/24/2013 (a)	300	39

MetLife, Inc.
6.400% due 12/15/2036	100	62

Morgan Stanley
2.912% due 02/09/2009	900	784
3.031% due 01/22/2009	100	97
4.904% due 05/14/2010	600	438
5.950% due 12/28/2017	200	126
6.250% due 08/28/2017	200	124

Mystic Re Ltd.
9.111% due 12/05/2008	300	300

National Australia Bank Ltd.
2.858% due 09/11/2009	400	399
5.350% due 06/12/2013	300	289

Nationwide Life Global Funding I
3.009% due 05/19/2010	3,400	3,394

Protective Life Secured Trusts
2.647% due 11/09/2010	3,000	2,928

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	3,000	2,238

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

Santander U.S. Debt S.A. Unipersonal
2.846% due 10/21/2008	600	600

SLM Corp.
2.960% due 07/26/2010	100	76

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	144

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	80

Sun Life Financial Global Funding LP
3.041% due 07/06/2010	2,500	2,465

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	79

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	$200	$179

UBS AG
3.714% due 05/05/2010	1,400	1,395
5.875% due 12/20/2017	200	178

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	200	200

Wachovia Bank N.A.
3.250% due 03/23/2009	800	753

Wachovia Corp.
2.846% due 10/28/2008	400	398
2.921% due 10/15/2011	200	138
5.750% due 02/01/2018	600	451
7.980% due 02/28/2049	7,200	3,013

Wells Fargo & Co.
3.270% due 03/23/2010	800	793

		61,942

INDUSTRIALS 6.9%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	500	494

AstraZeneca PLC
5.900% due 09/15/2017	100	99
6.450% due 09/15/2037	100	96

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	302

Comcast Corp.
3.088% due 07/14/2009	400	391

Daimler Finance North America LLC
3.169% due 03/13/2009	200	199
3.241% due 08/03/2009	300	299
3.249% due 03/13/2009	300	299

Diageo Capital PLC
2.902% due 11/10/2008	600	599

Gaz Capital S.A.
6.212% due 11/22/2016	100	79

General Electric Co.
2.854% due 12/09/2008	400	399

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	4,800	4,782

International Business Machines Corp.
5.700% due 09/14/2017	2,000	1,941

Kraft Foods, Inc.
6.125% due 02/01/2018	200	188

Oracle Corp.
4.950% due 04/15/2013	700	698
5.750% due 04/15/2018	700	651

Philip Morris International, Inc.
6.375% due 05/16/2038	200	176

Reynolds American, Inc.
3.519% due 06/15/2011	2,360	2,248

Rohm & Haas Co.
6.000% due 09/15/2017	100	93

Safeway, Inc.
4.119% due 03/27/2009	1,300	1,291

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	500	500
5.500% due 02/16/2012	700	706

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,736

Union Pacific Corp.
5.700% due 08/15/2018	600	560

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
6.375% due 10/01/2010	$100	$98

		18,924

UTILITIES 2.0%

Appalachian Power Co.
6.600% due 05/01/2009	3,100	3,134

Enel Finance International S.A.
6.800% due 09/15/2037	700	687

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	84

NGPL Pipe Co. LLC
6.514% due 12/15/2012	200	201

Southern California Edison Co.
2.891% due 02/02/2009	200	200

Telefonica Emisiones SAU
3.504% due 06/19/2009	1,000	994

Verizon Communications, Inc.
5.250% due 04/15/2013	200	193

		5,493

Total Corporate Bonds & Notes (Cost $102,181)		86,359

MUNICIPAL BONDS & NOTES 1.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	833

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	810

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	77

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	477

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	22

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	757

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	86

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	253

Total Municipal Bonds & Notes (Cost $3,715)		3,315

U.S. GOVERNMENT AGENCIES 83.3%

Fannie Mae
3.557% due 09/25/2042	185	182
4.239% due 06/01/2034	541	546
4.422% due 09/01/2035	134	135
4.637% due 07/01/2035	142	142
4.672% due 12/01/2033	77	78
4.696% due 12/01/2033	46	46
4.832% due 06/01/2035	262	263
4.927% due 09/01/2035	156	157
4.980% due 06/01/2035	248	249
5.000% due 10/01/2035 - 10/01/2038	15,074	14,686

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 03/01/2036 - 01/01/2038 (e)	$11,024	$10,758
5.009% due 11/01/2035	33	34
5.468% due 03/01/2035	28	29
5.500% due 11/01/2021 - 11/01/2038	42,972	42,858
5.500% due 05/01/2035 - 07/01/2038 (e)	41,090	41,019
5.925% due 10/01/2034	17	17
6.000% due 10/01/2026 - 09/01/2038 (e)	49,262	49,967
6.000% due 02/01/2027 - 10/01/2038	41,724	42,243
6.500% due 10/01/2037 - 11/01/2037 (e)	1,989	2,042

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	4,233	4,139
2.718% due 02/15/2019	1,445	1,408
2.888% due 06/15/2018	24	24
4.692% due 06/01/2035	382	378
4.839% due 11/01/2034	144	146
4.875% due 06/13/2018	500	508
5.000% due 02/16/2017 - 01/15/2024	5,950	6,087
5.500% due 08/15/2030 - 10/01/2038	1,000	994
5.500% due 02/01/2038 - 09/01/2038 (e)	5,736	5,711
6.000% due 08/01/2027	592	602
6.000% due 09/01/2038 (e)	2,690	2,726

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037	1,202	1,222

Small Business Administration
5.520% due 06/01/2024	18	18

Total U.S. Government Agencies (Cost $228,785)		229,414

U.S. TREASURY OBLIGATIONS 2.2%

Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	3,149	2,738
2.000% due 01/15/2016	773	762
2.625% due 07/15/2017	1,483	1,524

U.S. Treasury Notes
3.125% due 11/30/2009	1,000	1,015

Total U.S. Treasury Obligations (Cost $6,331)		6,039

MORTGAGE-BACKED SECURITIES 5.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	37	25

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	2,900	2,472
5.929% due 05/10/2045	300	272

Banc of America Funding Corp.
4.135% due 05/25/2035	65	55

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	222	217

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	136	133
4.772% due 11/25/2034	129	119
5.071% due 11/25/2034	407	388

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	11	9
5.504% due 09/25/2035	51	41

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	74	69
4.900% due 12/25/2035	107	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$200	$174

Countrywide Alternative Loan Trust
3.487% due 02/25/2037	707	459
4.500% due 06/25/2035	261	259

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	458	407
4.797% due 11/25/2034	249	219
5.250% due 02/20/2036	67	52

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	48	47

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	85

GS Mortgage Securities Corp. II
5.993% due 08/10/2045	100	86

GSR Mortgage Loan Trust
4.539% due 09/25/2035	200	172
5.248% due 11/25/2035	327	282

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	720	663
3.200% due 12/19/2036	1,647	965
3.250% due 05/19/2035	51	33

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,467
5.882% due 02/15/2051	100	85

JPMorgan Mortgage Trust
5.021% due 02/25/2035	126	110

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	100	99

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	46	42

Mellon Residential Funding Corp.
2.928% due 12/15/2030	485	450
2.947% due 06/15/2030	6	6

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,332
5.485% due 03/12/2051	100	84

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	63	51
5.279% due 05/25/2033	181	165

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	166	145

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,453

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	116	69
4.580% due 02/25/2034	163	147
5.288% due 08/25/2034	229	210

Structured Asset Mortgage Investments, Inc.
3.487% due 02/25/2036	67	43

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	190	182

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	892	815
5.509% due 04/15/2047	100	84

WaMu Mortgage Pass-Through Certificates
4.055% due 11/25/2042	29	26
4.198% due 10/25/2046	651	424

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	362	329
4.950% due 03/25/2036	293	259

Total Mortgage-Backed Securities (Cost $17,409)		15,882

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 7.4%

ACE Securities Corp.
3.267% due 10/25/2036	$177	$171

American Express Credit Account Master Trust
2.988% due 02/15/2012	48	47

Argent Securities, Inc.
3.257% due 09/25/2036	37	36

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	1	1
3.482% due 09/25/2034	72	63

BA Credit Card Trust
3.688% due 12/16/2013	1,800	1,769

Chase Issuance Trust
3.138% due 11/15/2011	2,400	2,381
4.319% due 09/15/2015	2,700	2,693

Citigroup Mortgage Loan Trust, Inc.
3.267% due 05/25/2037	595	545

Countrywide Asset-Backed Certificates
3.257% due 03/25/2047	97	95
3.277% due 06/25/2037	147	142
3.687% due 12/25/2031	1	1

Ford Credit Auto Owner Trust
3.088% due 07/15/2010	465	465

GSR Mortgage Loan Trust
3.307% due 11/25/2030	2	2

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	99	92

JPMorgan Mortgage Acquisition Corp.
3.257% due 08/25/2036	49	48

Long Beach Mortgage Loan Trust
3.267% due 10/25/2036	532	507
3.487% due 10/25/2034	9	7

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038	3,600	3,314

Park Place Securities, Inc.
3.519% due 10/25/2034	325	274

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
3.287% due 10/25/2036		$153	$143

Residential Asset Securities Corp.
3.277% due 11/25/2036		112	109

SLM Student Loan Trust
2.790% due 10/27/2014		544	539
2.800% due 01/25/2018		39	39
3.364% due 10/25/2017		4,900	4,761
3.480% due 07/25/2013		1,975	1,974

Structured Asset Securities Corp.
3.257% due 10/25/2036		186	176

Total Asset-Backed Securities (Cost $21,065)			20,394

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
8.250% due 03/31/2010		9	9

Total Sovereign Issues (Cost $9)			9

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
5.316% due 09/26/2013	EUR	600	787

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,605

Total Foreign Currency-Denominated Issues (Cost $3,448)			2,392

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.051% due 12/31/2049		85	867

Total Preferred Stocks (Cost $904)			867

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 28.8%

COMMERCIAL PAPER 2.3%

Federal Home Loan Bank
0.100% due 10/07/2008	$6,200	$6,200

REPURCHASE AGREEMENTS 25.6%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	69,000	69,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $70,472. Repurchase proceeds are $69,000.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,527	1,527
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,560. Repurchase proceeds are $1,527.)

		70,527

U.S. TREASURY BILLS 0.9%
1.134% due 11/28/2008 - 12/26/2008 (b)(d)	2,530	2,513

Total Short-Term Instruments (Cost $79,251)		79,240

PURCHASED OPTIONS (h) 0.4%
(Cost $1,059)		1,071

Total Investments 161.6% (Cost $464,157)		$444,982

Written Options (i) (0.2%) (Premiums $668)		(582)

Other Assets and Liabilities (Net) (61.4%)		(168,967)

Net Assets 100.0%		$275,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $2,513 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $56,744 at a weighted average interest rate of 2.465%. On September 30, 2008, securities valued at $111,359 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $24,676 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	20	$16
90-Day Euribor June Futures	Long	06/2009	8	32
90-Day Euribor March Futures	Long	03/2009	14	45
90-Day Eurodollar December Futures	Long	12/2008	585	728
90-Day Eurodollar December Futures	Long	12/2009	70	21
90-Day Eurodollar June Futures	Long	06/2009	244	175
90-Day Eurodollar June Futures	Long	06/2010	3	1
90-Day Eurodollar March Futures	Long	03/2009	301	390
90-Day Eurodollar March Futures	Long	03/2010	55	25
90-Day Eurodollar September Futures	Long	09/2009	160	138
90-Day Eurodollar September Futures	Long	09/2010	3	1
E-mini S&P 500 Index December Futures	Short	12/2008	875	2,143
S&P 500 Index December Futures	Short	12/2008	763	3,385
U.S. Treasury 5-Year Note December Futures	Long	12/2008	75	29
U.S. Treasury 10-Year Note December Futures	Long	12/2008	23	(19)

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	38	$(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	94
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	139

				$7,304

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.880%	03/20/2013	RBS	1.386%	$8,200	$(163)	$0	$(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	08/20/2016	MSC	2.085%	500	(3)	0	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	1.670%	03/20/2013	BCLY	6.113%	800	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	100	(8)	0	(8)
General Motors Corp. 7.125% due 07/15/2013	8.900%	03/20/2013	GSC	36.581%	300	(139)	0	(139)
General Motors Corp. 7.125% due 07/15/2013	9.050%	03/20/2013	GSC	36.581%	300	(138)	0	(138)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	2,600	(1,378)	(462)	(916)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	1,300	(4)	0	(4)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	200	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%	300	0	0	0
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	100	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	2.480%	02/20/2013	MSC	4.293%	1,000	(64)	0	(64)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	100	0	0	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	100	(84)	0	(84)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	1,400	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	200	(1)	0	(1)
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	800	(1)	0	(1)
Petroleos Mexicanos 9.500% due 09/15/2027	0.620%	08/20/2011	BCLY	1.390%	500	(10)	0	(10)
Russia Government International Bond 7.500% due 03/31/2030	0.495%	08/20/2011	BCLY	2.535%	500	(27)	0	(27)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	300	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	700	(12)	0	(12)

						$(2,161)	$(462)	$(1,699)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$500	$3	$(3)	$6
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	1,000	5	(4)	9
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	13,300	74	(71)	145
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	4,800	27	(62)	89
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	81	(89)	170

					$190	$(229)	$419

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	$500	$(40)	$0	$(40)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	1,300	15	0	15
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	500	1	0	1
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	600	1	0	1
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	200	(21)	(30)	9

					$(44)	$(30)	$(14)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	$(13)	$0	$(13)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	(9)	0	(9)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	(4)	0	(4)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	(4)	(1)	(3)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	(1)	1	(2)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	(1)	0	(1)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(43)	(18)	(25)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	(18)	0	(18)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	(16)	(7)	(9)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	0	0	0
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	12	34	(22)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	3	(1)	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	30	14	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	18	(7)	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	25	(8)	33
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		3,100	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		1,500	34	61	(27)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		2,600	16	30	(14)
Receive	3-Month USD-LIBOR	5.000%	06/20/2017	GSC		700	28	10	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		1,700	(35)	19	(54)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		100	(64)	(54)	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,100	(4)	(5)	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		200	(40)	13	(53)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(7)	(2)	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		600	(14)	3	(17)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,200	(27)	2	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,100	(98)	33	(131)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(183)	37	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		400	(27)	12	(39)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	2,800	(18)	8	(26)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	56	12	44
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	1,000	(4)	(9)	5
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		600	(1)	3	(4)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		600	(1)	2	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		600	0	5	(5)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		600	(1)	5	(6)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	(9)	(17)	8
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	(1)	(2)	1

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	3,000	$(19)	$(27)	$8
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	5	(11)	16
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	(1)	1	(2)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,200	(7)	5	(12)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	(13)	3	(16)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	3	0	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		200	6	0	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		100	5	0	5
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		300	15	12	3
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		600	44	45	(1)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		200	89	80	9
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		100	(54)	(27)	(27)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$500	(27)	(13)	(14)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	200	(2)	0	(2)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		200	(8)	0	(8)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		100	(4)	0	(4)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		100	(4)	0	(4)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$2,000	(21)	0	(21)

							$(435)	$238	$(673)

(h)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,700.000	12/18/2008	826	$24	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	97.000	11/21/2008	75	0	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	94.000	11/21/2008	86	1	1

				$25	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$11,500	$127	$92
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,900	52	36
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	26
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	66
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	62
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,000	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	9,600	104	48
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	66

							$643	$428

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$9,000	$211	$375
Call - OTC Fannie Mae 5.000% due 03/01/2039	94.141	02/13/2009	7,000	177	266
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	10,000	1	0
Put - OTC Fannie Mae 6.000% due 10/01/2038	85.000	10/07/2008	12,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	5,000	1	0

				$391	$641

(i)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	25	$14	$15
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	25	14	32

				$28	$47

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,900	$73	$64
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	1,400	45	44
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,100	28	23
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	26	22
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,200	40	33
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	99	84
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,800	88	78
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,000	26	18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	3,200	96	64
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	21
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,000	97	84

							$640	$535

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	218	$21,500	$653
Sales	263	11,900	535
Closing Buys	(431)	(12,000)	(520)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	50	$21,400	$668

(j)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	6.000%	10/01/2038	$9,500	$9,717	$9,614
Ginnie Mae	6.000%	10/01/2038	1,300	1,336	1,318
Treasury Inflation Protected Securities	2.625%	07/15/2017	742	783	767
U.S. Treasury Notes	2.000%	02/28/2010	1,500	1,497	1,505
U.S. Treasury Notes	2.125%	01/31/2010	2,100	2,101	2,115
U.S. Treasury Notes	2.125%	04/30/2010	1,400	1,400	1,421
U.S. Treasury Notes	2.375%	08/31/2010	4,600	4,634	4,648
U.S. Treasury Notes	2.875%	01/31/2013	2,800	2,809	2,827
U.S. Treasury Notes	3.125%	11/30/2009	2,000	2,022	2,047
U.S. Treasury Notes	3.250%	12/31/2009	600	609	615
U.S. Treasury Notes	3.500%	02/15/2010	800	821	822
U.S. Treasury Notes	4.250%	08/15/2013	700	741	744

				$28,470	$28,443

(6)	Market value includes $83 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Buy		HSBC	57	04/2009	0	0	0
Sell	BRL	BNP	134	12/2008	0	0	0
Buy		HSBC	8,363	12/2008	0	(452)	(452)
Sell		HSBC	133	12/2008	0	0	0
Sell		JPM	409	12/2008	12	0	12
Sell		MSC	1,005	12/2008	21	0	21
Sell		UBS	1,414	12/2008	36	0	36
Buy	CNY	BCLY	380	11/2008	0	(1)	(1)
Buy		BOA	285	11/2008	0	(1)	(1)
Buy		DUB	1,392	11/2008	0	(3)	(3)
Buy		HSBC	306	11/2008	0	(1)	(1)
Buy		JPM	1,413	11/2008	0	(3)	(3)
Buy		UBS	285	11/2008	0	(1)	(1)
Buy		BCLY	1,912	07/2009	0	(20)	(20)
Buy		DUB	7,041	07/2009	0	(73)	(73)
Buy		HSBC	2,164	07/2009	0	(20)	(20)
Buy		JPM	2,531	07/2009	0	(28)	(28)
Buy	EUR	BCLY	446	10/2008	0	(31)	(31)
Buy		BNP	197	10/2008	0	(11)	(11)
Buy		BOA	82	10/2008	0	(5)	(5)

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	CITI	2,927	10/2008	$11	$(13)	$(2)
Sell		CITI	2,696	10/2008	0	(9)	(9)
Buy		DUB	83	10/2008	0	(5)	(5)
Buy		GSC	193	10/2008	0	(11)	(11)
Buy		HSBC	123	10/2008	0	(8)	(8)
Buy		JPM	33	10/2008	0	(2)	(2)
Buy		MSC	41	10/2008	0	(3)	(3)
Sell		UBS	4,125	10/2008	230	0	230
Buy	GBP	BOA	55	10/2008	0	(4)	(4)
Buy		UBS	782	10/2008	0	(61)	(61)
Sell		UBS	2,933	11/2008	101	0	101
Buy	IDR	DUB	970,200	10/2008	1	0	1
Buy	INR	BCLY	4,422	11/2008	0	(9)	(9)
Buy		DUB	1,907	11/2008	0	(6)	(6)
Buy		HSBC	4,825	11/2008	0	(16)	(16)
Buy		JPM	8,851	11/2008	0	(27)	(27)
Sell		JPM	3,528	11/2008	2	0	2
Buy	KWD	HSBC	9	04/2009	0	(1)	(1)
Buy	MYR	BCLY	676	11/2008	0	(13)	(13)
Buy		BOA	200	11/2008	0	(4)	(4)
Buy		DUB	200	11/2008	0	(4)	(4)
Buy		HSBC	197	11/2008	0	(3)	(3)
Buy		JPM	178	11/2008	0	(3)	(3)
Buy		JPM	582	02/2009	0	(11)	(11)
Buy	PHP	HSBC	8,000	11/2008	0	(11)	(11)
Buy		JPM	7,900	11/2008	0	(10)	(10)
Buy		BCLY	1,800	02/2009	0	(2)	(2)
Buy		DUB	900	02/2009	0	(1)	(1)
Buy		HSBC	2,190	02/2009	0	(2)	(2)
Buy		JPM	3,386	02/2009	0	(3)	(3)
Buy		MLP	700	02/2009	0	(1)	(1)
Buy		MSC	2,100	02/2009	0	(2)	(2)
Buy		RBS	700	02/2009	0	(1)	(1)
Buy		LEH	500	12/2010	0	(1)	(1)
Sell		LEH	500	12/2010	0	0	0
Buy	RUB	HSBC	8,555	11/2008	0	(14)	(14)
Sell		HSBC	8,555	11/2008	31	0	31
Buy		JPM	8,555	05/2009	0	(29)	(29)
Sell		UBS	8,555	05/2009	27	0	27
Buy	SAR	HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Buy	SGD	BCLY	311	11/2008	0	(10)	(10)
Sell		BCLY	74	11/2008	0	0	0
Buy		BOA	150	11/2008	0	(6)	(6)
Buy		CITI	333	11/2008	0	(5)	(5)
Buy		JPM	911	11/2008	0	(27)	(27)
Sell		JPM	74	11/2008	0	0	0
Sell		MSC	74	11/2008	0	0	0
Buy		UBS	150	11/2008	0	(6)	(6)
Sell		UBS	74	11/2008	0	0	0
Sell	ZAR	HSBC	150	12/2008	1	0	1
Buy		UBS	150	12/2008	0	0	0

					$473	$(994)	$(521)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$444,982	$0	$444,982
Short Sales, at value	0	(28,360)	0	(28,360)
Other Financial Instruments ++	7,304	(3,027)	(50)	4,227

Total	$7,304	$413,595	$(50)	$420,849

124	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$571	$(43)	$0	$0	$(104)	$(424)	$0
Other Financial Instruments ++	(22)	0	0	0	(16)	(12)	(50)

Total	$549	$(43)	$0	$0	$(120)	$(436)	$(50)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	125

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

Daimler Finance North America LLC
6.820% due 08/03/2012	$46,169	$31,360

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,048	928
4.551% due 12/20/2012	773	685
4.567% due 12/20/2012	8,905	7,891

HCA, Inc.
6.012% due 11/18/2013	19,602	17,237

Total Bank Loan Obligations (Cost $74,562)		58,101

CORPORATE BONDS & NOTES 18.8%

BANKING & FINANCE 14.5%

ACE INA Holdings, Inc.
5.600% due 05/15/2015	7,500	7,109

Allstate Life Global Funding II
3.461% due 05/21/2010	1,800	1,791

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	43,300	41,841

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	7,000	6,850

American Express Bank FSB
5.500% due 04/16/2013	14,700	13,467
6.000% due 09/13/2017	23,900	19,993

American Express Centurion Bank
2.568% due 07/13/2010	5,000	4,581
6.000% due 09/13/2017	24,800	20,787

American Express Co.
7.000% due 03/19/2018	25,740	22,755
8.150% due 03/19/2038	7,390	6,613

American Honda Finance Corp.
3.954% due 06/20/2011	54,400	54,295

American International Group, Inc.
5.850% due 01/16/2018	22,500	11,310
8.175% due 05/15/2058	23,800	3,813
8.250% due 08/15/2018	12,500	7,272

ANZ National International Ltd.
6.200% due 07/19/2013	33,200	32,988

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	15,000	14,932

Bank of America Corp.
2.918% due 11/06/2009	9,600	9,389
5.650% due 05/01/2018	84,300	71,130
8.000% due 12/29/2049	14,700	11,651
8.125% due 12/29/2049	111,600	90,306

Bank of Scotland PLC
2.829% due 07/17/2009	4,600	4,572
2.875% due 12/08/2010	5,000	4,508

Barclays Bank PLC
6.050% due 12/04/2017	41,300	38,478
7.434% due 09/29/2049	8,500	6,928
7.700% due 04/29/2049	36,800	32,431

Bear Stearns Cos. LLC
6.950% due 08/10/2012	26,500	26,793
7.250% due 02/01/2018	15,000	14,460

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,846

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	929

Caelus Re Ltd.
9.061% due 06/07/2011	3,900	3,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Calabash Re Ltd.
11.219% due 01/08/2010	$4,100	$4,152
13.719% due 01/08/2010	2,400	2,479

Caterpillar Financial Services Corp.
2.867% due 05/18/2009	2,400	2,397

CIT Group, Inc.
5.000% due 11/24/2008 (h)	24,000	23,250

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	5,000	4,918

Citigroup, Inc.
2.836% due 01/30/2009	4,600	4,552
3.799% due 12/28/2009	49,400	47,818
5.500% due 04/11/2013	21,000	18,348
6.125% due 05/15/2018	69,900	57,977
8.400% due 04/29/2049	56,800	38,733

Credit Suisse New York
5.000% due 05/15/2013	34,900	32,374

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,629

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	200	123
7.250% due 10/25/2011	15,825	10,080
7.800% due 06/01/2012	1,000	622
7.875% due 06/15/2010	5,400	4,124

Foundation Re Ltd.
6.907% due 11/24/2008	4,500	4,457

Foundation Re II Ltd.
9.557% due 11/26/2010	10,500	10,434

General Electric Capital Corp.
2.795% due 10/24/2008	8,800	8,793
2.859% due 12/12/2008	8,600	8,574
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	6,198
6.750% due 10/01/2037	63,000	42,078

HBOS PLC
6.750% due 05/21/2018	14,500	12,170

HSBC Finance Corp.
2.846% due 10/21/2009	600	569

International Lease Finance Corp.
6.625% due 11/15/2013	9,700	5,952

JPMorgan Chase & Co.
6.400% due 05/15/2038	10,500	9,083

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	262

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	5,500	715
6.875% due 05/02/2018 (a)	20,700	2,691
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,900	12,109

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	27,000	25,620

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	26,300	26,284
5.054% due 05/12/2010	21,500	20,747
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	29,100	25,210

Metropolitan Life Global Funding I
5.125% due 04/10/2013	12,800	12,447

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
3.031% due 01/22/2009	$3,000	$2,919
3.228% due 11/21/2008	3,100	3,059
4.904% due 05/14/2010	77,400	56,530
6.000% due 04/28/2015	17,600	11,990
6.625% due 04/01/2018	29,900	19,818

Mystic Re Ltd.
9.111% due 12/05/2008	6,600	6,598
11.811% due 12/05/2008	1,000	1,000

National Australia Bank Ltd.
5.350% due 06/12/2013	27,100	26,061

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	9,200	9,199

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	30,000	28,749

Rabobank Nederland NV
2.811% due 01/15/2009	9,200	9,194
3.209% due 05/19/2010	2,000	1,995

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	14,100	14,408
13.061% due 06/07/2010	8,800	9,073

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	6,811

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	17,800	15,949

UBS AG
5.875% due 12/20/2017	13,700	12,185

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	20,000	19,985

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,500	5,410

Vita Capital III Ltd.
3.891% due 01/01/2011	300	291
3.911% due 01/01/2012	8,000	7,639

Wachovia Bank N.A.
2.881% due 12/02/2010	27,200	20,486
3.704% due 05/14/2010	23,400	19,163

Wachovia Corp.
7.980% due 02/28/2049	17,900	7,491

Wachovia Mortgage FSB
2.936% due 03/02/2009	2,700	2,643

Wells Fargo & Co.
4.375% due 01/31/2013	16,800	15,458

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,500	12,654

		1,478,654

INDUSTRIALS 3.2%

Amgen, Inc.
6.150% due 06/01/2018	10,600	10,369

AutoZone, Inc.
6.950% due 06/15/2016	10,000	10,117

Black & Decker Corp.
5.750% due 11/15/2016	5,000	4,544

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

C8 Capital SPV Ltd.
6.640% due 12/31/2049	$6,500	$6,095

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,800
6.375% due 10/01/2011	3,000	2,768
7.000% due 10/01/2013	5,000	4,338

El Paso Corp.
6.375% due 02/01/2009	5,600	5,642

Enterprise Products Operating LLC
6.500% due 01/31/2019	14,700	13,719

Gaz Capital S.A.
7.343% due 04/11/2013	4,600	4,186
8.146% due 04/11/2018	7,000	6,160

HCA, Inc.
9.250% due 11/15/2016	5,000	4,875

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,291
6.125% due 02/01/2018	19,000	17,830
6.125% due 08/23/2018	6,300	5,893

Kroger Co.
4.950% due 01/15/2015	13,800	12,629
6.400% due 08/15/2017	5,000	4,802

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,383
7.450% due 07/15/2017	2,000	1,814

Mandalay Resort Group
6.500% due 07/31/2009	2,000	1,910

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

Nabors Industries, Inc.
6.150% due 02/15/2018	5,000	4,775

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

Philip Morris International, Inc.
5.650% due 05/16/2018	46,400	42,966

Rexam PLC
6.750% due 06/01/2013	12,800	12,776

Rockies Express Pipeline LLC
5.100% due 08/20/2009	11,600	11,592

Ryder System, Inc.
6.000% due 03/01/2013	6,900	6,592

Suncor Energy, Inc.
6.100% due 06/01/2018	6,500	5,940

Target Corp.
6.000% due 01/15/2018	4,000	3,794

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	3,371

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	11,000	10,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UnitedHealth Group, Inc.
4.875% due 02/15/2013	$2,300	$2,200
6.875% due 02/15/2038	3,750	3,303

Valero Energy Corp.
6.625% due 06/15/2037	10,000	8,634

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	2,500	2,254

Weatherford International Ltd.
5.500% due 02/15/2016	5,000	4,591

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,613

		325,176

UTILITIES 1.1%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	100

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,682

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,900	1,630

Dominion Resources, Inc.
2.984% due 11/14/2008	1,800	1,797

Duke Energy Carolinas LLC
5.100% due 04/15/2018	5,000	4,656

Embarq Corp.
7.082% due 06/01/2016	4,200	3,407

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,632

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,260	5,329

NiSource Finance Corp.
6.800% due 01/15/2019	6,000	5,460

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	9,875
7.250% due 02/15/2011	2,000	1,880

Qwest Corp.
5.625% due 11/15/2008	1,000	995

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,000	8,986

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	1,400	1,294

		118,885

Total Corporate Bonds & Notes (Cost $2,232,260)		1,922,715

MUNICIPAL BONDS & NOTES 0.9%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,137

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,250

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	$5,565	$5,445
5.000% due 07/01/2031	4,550	4,423

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,155	1,152

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	183

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	730	389
0.136% due 01/01/2014	1,270	747

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	3,842

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	4,400	3,745

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	462
5.750% due 06/01/2047	1,900	1,400

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	4,816

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,413

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	979

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	2,479
5.000% due 06/01/2041	1,200	762

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,473

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,270	823

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,501

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,721
5.875% due 06/01/2047	16,000	12,117
6.000% due 06/01/2042	300	233

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	2,236

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,067

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,295

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

See Accompanying Notes	Semiannual Report	September 30, 2008	127

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	$1,255	$1,120

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	600	587

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,970	2,865

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,840	9,307

Total Municipal Bonds & Notes (Cost $97,427)		87,238

COMMODITY INDEX-LINKED NOTES 4.2%

Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009	95,000	63,853

Goldman Sachs Group, Inc. (GSCI)
2.602% due 12/01/2008	50,000	42,416

Landesbank Baden-Wurttemberg (DJAIGTR)
2.620% due 11/25/2008	231,500	180,912

Svensk ExportKredit AB (DJAIGCI)
2.600% due 11/25/2008 (m)	150,000	117,220

Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009	29,000	23,116

Total Commodity Index-Linked Notes (Cost $555,500)		427,517

U.S. GOVERNMENT AGENCIES 53.8%

Fannie Mae
3.337% due 03/25/2036	2,473	2,460
4.278% due 07/01/2044 - 10/01/2044	4,665	4,654
4.689% due 05/01/2035	994	1,002
5.000% due 07/01/2035 - 10/01/2038	770,892	751,429
5.000% due 04/01/2038 (h)	7,991	7,793
5.093% due 04/01/2035	421	423
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 07/01/2033 - 10/01/2038	2,978,785	2,971,486
5.500% due 05/01/2037 - 12/01/2037 (h)	39,455	39,385
5.950% due 02/25/2044	7,363	7,442
6.000% due 07/01/2035 - 10/01/2038	709,555	718,718
6.000% due 05/01/2038 (h)	292,672	296,808

Freddie Mac
2.718% due 02/15/2019	92,541	90,223
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	38	37
2.888% due 11/15/2016 - 03/15/2017	2,457	2,439
4.000% due 10/15/2023	29	29
4.500% due 05/15/2017	177	178
4.549% due 01/01/2034	28	29
5.000% due 01/15/2018 - 10/01/2038	34,697	33,590
5.240% due 03/01/2034	2,431	2,452
5.250% due 08/15/2011	2,585	2,615
5.445% due 06/01/2033	797	803
5.500% due 05/15/2016 - 08/01/2038	12,801	12,863

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 02/01/2038 - 08/01/2038 (h)	$468,680	$466,636
6.000% due 07/01/2033 - 07/01/2038	224	228
6.588% due 01/01/2034	690	700
6.669% due 01/01/2034	1,203	1,208

Ginnie Mae
4.750% due 12/20/2035	2,142	2,157
5.500% due 06/15/2037 - 10/01/2038	36,100	36,072
5.625% due 07/20/2035	113	114
6.000% due 10/15/2036 - 10/01/2038	28,000	28,381

Small Business Administration
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $5,469,123)		5,490,333

U.S. TREASURY OBLIGATIONS 101.4%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	64,020	60,379
0.875% due 04/15/2010	1,119,755	1,099,548
1.375% due 07/15/2018	323,392	298,026
1.625% due 01/15/2015	400,579	389,751
1.625% due 01/15/2018	550,493	520,216
1.750% due 01/15/2028	25,405	22,084
1.875% due 07/15/2013	797,426	794,748
1.875% due 07/15/2015	946,747	930,920
2.000% due 04/15/2012	325,945	326,632
2.000% due 01/15/2014	655,638	653,743
2.000% due 07/15/2014	795,524	792,666
2.000% due 01/15/2016	695,747	685,691
2.375% due 04/15/2011	281,427	284,461
2.375% due 01/15/2017	129,589	130,388
2.375% due 01/15/2027	110,251	106,237
2.500% due 07/15/2016	483,260	493,378
2.625% due 07/15/2017	643,532	661,682
3.000% due 07/15/2012	533,518	554,943
3.375% due 01/15/2012	26,815	28,116
3.500% due 01/15/2011	836,049	869,099
3.625% due 04/15/2028	7	8
3.875% due 01/15/2009	66,838	66,634
3.875% due 04/15/2029	65,117	77,510
4.250% due 01/15/2010	381,843	392,851

U.S. Treasury Notes
2.500% due 03/31/2013	100,000	98,492
4.000% due 02/15/2015	16,000	16,804

Total U.S. Treasury Obligations (Cost $10,474,790)		10,355,007

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Assets
3.775% due 11/25/2046	11,466	5,772

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	7,100	6,052
5.936% due 02/10/2051	7,100	6,086

Banc of America Funding Corp.
3.478% due 05/20/2035	651	381
6.129% due 01/20/2047	406	275

Banc of America Large Loan, Inc.
2.998% due 08/15/2029	488	440

BCAP LLC Trust
3.377% due 01/25/2037	15,207	9,387

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	30,537	28,700
4.150% due 08/25/2035	6,282	5,924
4.486% due 05/25/2033	291	277
4.550% due 08/25/2035	11,463	10,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.857% due 01/25/2035	$7,652	$6,996
5.732% due 02/25/2036	1,481	1,131

Bear Stearns Alt-A Trust
5.504% due 09/25/2035	1,278	1,031

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	7,978	6,835

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	154	145

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,735	1,564
4.248% due 08/25/2035	10,020	9,559
4.748% due 08/25/2035	8,852	8,422
4.900% due 12/25/2035	1,929	1,839
5.836% due 12/25/2035	1,357	929

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	2,423	2,381
3.368% due 02/20/2047	13,096	8,007
3.382% due 12/20/2046	1,085	662
3.387% due 05/25/2047	5,756	3,509
3.487% due 12/25/2035	878	558
3.855% due 12/25/2035	2,608	1,593
5.891% due 11/25/2035	1,437	1,034

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	6,505	5,464
5.369% due 10/20/2035	1,500	991
6.092% due 09/25/2047	3,846	2,989

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	838	792
3.307% due 10/25/2036	4,725	4,638

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	5,254	4,521

GSR Mortgage Loan Trust
4.539% due 09/25/2035	22,115	18,930
5.346% due 11/25/2035	1,369	1,154

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	2,340	2,156
3.210% due 07/19/2046	15,564	9,707
3.250% due 05/19/2035	2,186	1,414
5.903% due 08/19/2036	3,207	2,157

Homebanc Mortgage Trust
3.387% due 12/25/2036	1,841	1,262
5.804% due 04/25/2037	1,534	1,247

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,007	1,894

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	6,717	3,641

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	6,521	6,130
3.397% due 09/25/2046	12,465	7,586
5.099% due 09/25/2035	1,349	914
5.275% due 06/25/2035	1,355	994

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	9,500	8,064

Lehman XS Trust
3.287% due 07/25/2046	1,844	1,812

Luminent Mortgage Trust
3.377% due 12/25/2036	8,983	5,488
3.407% due 10/25/2046	3,363	2,089

MASTR Adjustable Rate Mortgages Trust
3.447% due 05/25/2037	1,543	899

Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	2,000	704
5.648% due 06/25/2037	1,679	1,071

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	7,548	5,401

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	$1,168	$978

Residential Accredit Loans, Inc.
3.507% due 08/25/2035	3,403	2,104
5.247% due 08/25/2035	1,066	826
5.714% due 02/25/2036	1,220	890

Residential Asset Securitization Trust
3.657% due 12/25/2036	2,224	1,215
6.250% due 10/25/2036	3,000	1,670

Securitized Asset Sales, Inc.
6.282% due 11/26/2023	97	96

Sequoia Mortgage Trust
5.765% due 01/20/2047	3,248	2,795

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,342	879

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	3,552	3,461
3.427% due 05/25/2046	6,762	4,166

Structured Asset Securities Corp.
3.257% due 05/25/2036	372	352
5.034% due 10/25/2035	4,191	3,550

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	441	424

Thornburg Mortgage Securities Trust
3.317% due 03/25/2046	1,006	973
3.317% due 11/25/2046	1,266	1,214
3.327% due 09/25/2046	19,033	17,843

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	38,974	35,619

WaMu Mortgage Pass-Through Certificates
3.595% due 01/25/2047	8,609	4,684
3.615% due 04/25/2047	12,696	7,346
3.665% due 12/25/2046	3,417	2,065
4.055% due 11/25/2042	707	631
4.329% due 07/25/2046	15,496	11,510
4.355% due 11/25/2046	2,729	1,837
5.613% due 12/25/2036	12,740	10,003
5.868% due 02/25/2037	12,881	10,876
5.931% due 09/25/2036	6,642	5,170

Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	4,904	4,335

Total Mortgage-Backed Securities (Cost $404,404)		372,073

ASSET-BACKED SECURITIES 1.0%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	234	221

ACE Securities Corp.
3.257% due 07/25/2036	1,446	1,427
3.267% due 10/25/2036	318	308

American Express Credit Account Master Trust
3.438% due 08/15/2012	10,300	10,222

Argent Securities, Inc.
3.257% due 10/25/2036	3,893	3,807

Asset-Backed Funding Certificates
3.267% due 11/25/2036	762	733
3.557% due 06/25/2034	8,608	7,043

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	419	415

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	681	645
3.287% due 10/25/2036	917	881
3.537% due 01/25/2036	653	616
3.657% due 03/25/2043	110	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	$165	$162

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	494	490
3.287% due 01/25/2037	609	550

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	1,950	1,933
3.257% due 01/25/2037	413	412
3.257% due 03/25/2037	3,013	2,907
3.267% due 09/25/2046	901	897
3.317% due 10/25/2046	4,502	4,365

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	12,511	11,773

Fremont Home Loan Trust
3.257% due 10/25/2036	928	887
3.267% due 01/25/2037	1,055	994

GSAA Trust
3.507% due 03/25/2037	2,000	806

GSAMP Trust
3.247% due 10/25/2046	1,521	1,485
3.277% due 10/25/2036	216	203

GSR Mortgage Loan Trust
3.307% due 11/25/2030	20	19

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,285	1,184

Indymac Residential Asset-Backed Trust
3.257% due 11/25/2036	942	930

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,732	1,686
2.541% due 11/25/2036	1,067	1,024
3.247% due 08/25/2036	596	587
3.257% due 08/25/2036	3,892	3,823

Lehman XS Trust
3.287% due 11/25/2046	6,633	6,340

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	694	672

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	1,300	1,288

Merrill Lynch Mortgage Investors, Inc.
3.257% due 05/25/2037	2,518	2,481
3.267% due 04/25/2037	181	179
3.277% due 07/25/2037	2,930	2,859

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	3,265	3,179
3.257% due 09/25/2036	2,440	2,400

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	658	636

Morgan Stanley Mortgage Loan Trust
3.567% due 04/25/2037	2,000	1,010

Option One Mortgage Loan Trust
3.247% due 02/25/2037	289	285

Park Place Securities, Inc.
3.467% due 09/25/2035	401	380

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	395	391

Residential Asset Securities Corp.
3.277% due 11/25/2036	7,412	7,283

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	979	958

Soundview Home Equity Loan Trust
3.257% due 10/25/2036	1,197	1,189
3.267% due 11/25/2036	2,534	2,438
3.307% due 10/25/2036	511	508

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		$183	$182
3.252% due 11/25/2037		449	431

Structured Asset Investment Loan Trust
3.257% due 07/25/2036		508	481

Structured Asset Securities Corp.
3.257% due 10/25/2036		5,425	5,151

Total Asset-Backed Securities (Cost $109,474)			104,263

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		15,200	15,248

Total Sovereign Issues (Cost $15,187)			15,248

FOREIGN CURRENCY-DENOMINATED ISSUES 5.2%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	4,854

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	21,547

Credit Logement S.A.
5.295% due 06/23/2015	EUR	1,400	1,892

France Government Bond
3.000% due 07/25/2012 (c)		11,667	17,147

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	29,059
6.500% due 09/15/2067	GBP	9,400	10,006

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,400	7,584

Hellenic Republic Government Bond
2.300% due 07/25/2030 (c)		14,809	18,683

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,678	6,506
4.250% due 10/15/2012		3,000	4,200

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,605,290	49,537
1.100% due 12/10/2016		10,840,720	97,024
1.200% due 06/10/2017		14,336,000	128,376
1.200% due 12/10/2017		4,679,430	41,794
1.400% due 06/10/2018		5,069,760	45,925

Pylon Ltd.
6.469% due 12/18/2008	EUR	3,700	5,179
8.869% due 12/29/2008		4,300	6,010

Republic of Germany
4.250% due 07/04/2039		900	1,196
5.625% due 01/04/2028		8,400	13,257

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	4,735

Silver Arrow S.A.
4.585% due 08/15/2014		6,365	8,909

Svenska Handelsbanken AB
5.138% due 03/16/2015	EUR	2,900	3,987

Total Foreign Currency-Denominated Issues (Cost $559,679)			527,407

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		8,200	3,218

Total Convertible Preferred Stocks (Cost $8,200)			3,218

See Accompanying Notes	Semiannual Report	September 30, 2008	129

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 30.1%

CERTIFICATES OF DEPOSIT 1.4%

Nordea Bank Finland PLC
2.448% due 12/01/2008	$5,500	$5,499

Sao Paolo IMI NY
3.454% due 06/09/2010	13,500	13,470

Unicredito Italiano NY
3.088% due 05/15/2009	93,500	93,500
3.088% due 05/18/2009	36,300	36,266

		148,735

COMMERCIAL PAPER 3.4%

Bank of America Corp.
0.010% due 10/01/2008	$29,000	$29,000

BNP Paribas
3.000% due 10/01/2008	72,600	72,600

Federal Home Loan Bank
0.100% due 10/07/2008	21,100	21,099

Freddie Mac
2.500% due 11/24/2008	220,620	219,793

		342,492

REPURCHASE AGREEMENTS 15.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	1,212,600	1,212,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% - 2.980% due 01/13/2010 - 01/19/2010 valued at $1,243,599. Repurchase proceeds are $1,212,676.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	$263,700	$263,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $264,850. Repurchase proceeds are $263,702.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	51,862	51,862
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $51,997. Repurchase proceeds are $51,862.)

Merrill Lynch & Co., Inc.
0.750% due 10/07/2008	4,460	4,460
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $4,396. Repurchase proceeds are $4,460.)
0.750% due 10/14/2008	45,500	45,500
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 04/15/2011 valued at $45,292. Repurchase proceeds are $45,501.)

		1,578,122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 9.8%
1.106% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)(g)	$1,007,540	$1,003,058

Total Short-Term Instruments (Cost $3,075,180)		3,072,407

PURCHASED OPTIONS (k) 0.1%
(Cost $11,103)		9,878

Total Investments 219.8% (Cost $23,086,889)		$22,445,405

Written Options (l) (0.5%) (Premiums $39,183)		(53,422)

Other Assets and Liabilities (Net) (119.3%)		(12,180,710)

Net Assets 100.0%		$10,211,273

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,227 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $832,289 and cash of $180,750 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $141,005 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $10,939 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $758,067 at a weighted average interest rate of 2.943%. On September 30, 2008, securities valued at $2,465,736 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $71,062 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1,819	$1,117
90-Day Euribor June Futures	Long	06/2009	2,386	(909)
90-Day Euribor March Futures	Long	03/2009	1,263	199
90-Day Euribor September Futures	Long	09/2009	1,030	194
90-Day Eurodollar December Futures	Long	12/2008	3,849	(2,082)
90-Day Eurodollar December Futures	Long	12/2009	2,052	1,599
90-Day Eurodollar June Futures	Long	06/2009	8,780	22,094
90-Day Eurodollar March Futures	Long	03/2009	5,229	16,121
90-Day Eurodollar March Futures	Long	03/2010	903	712
90-Day Eurodollar September Futures	Long	09/2009	4,841	13,764
Euro-Bund 10-Year Bond December Futures	Short	12/2008	3,564	(3,859)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 125.000	Long	12/2008	350	10
Japan Government 10-Year Bond December Futures	Short	12/2008	247	1,509
U.S. Treasury 5-Year Note December Futures	Long	12/2008	33	9
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	591	65
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2,353	(4,594)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,581	7,015
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	861	430
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	(5)

				$53,376

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.600% due 05/15/2015	(0.600%	)	06/20/2015	JPM	0.745%	$7,500	$61	$0	$61
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%	)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.950% due 06/15/2016	(1.110%	)	06/20/2016	BOA	1.023%	10,000	(58)	0	(58)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%	)	12/20/2012	GSC	1.369%	8,200	(132)	0	(132)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%	)	03/20/2018	BNP	1.400%	7,000	(396)	0	(396)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.275%	)	03/20/2018	JPM	1.400%	8,000	(507)	0	(507)
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%	)	12/20/2016	BOA	1.211%	5,000	61	0	61
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%	)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Citigroup, Inc. 6.125% due 05/15/2018	(1.000%	)	06/20/2018	BNP	2.656%	1,000	109	0	109
Citigroup, Inc. 6.125% due 05/15/2018	(0.950%	)	06/20/2018	DUB	2.656%	3,000	337	0	337
Citigroup, Inc. 6.125% due 05/15/2018	(1.010%	)	06/20/2018	DUB	2.656%	3,000	325	0	325
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%	)	06/20/2018	UBS	2.656%	4,600	548	0	548
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	(0.940%	)	06/20/2017	RBS	0.898%	5,000	(16)	0	(16)
Clorox Co. 6.125% due 02/01/2011	(0.470%	)	12/20/2012	CITI	0.696%	6,300	54	0	54
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%	)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%	)	12/20/2012	GSC	0.445%	4,400	25	0	25
Consolidated Natural Gas Co. 5.000% due 03/01/2014	(0.590%	)	03/20/2014	UBS	0.605%	1,000	0	0	0
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%	)	06/20/2015	JPM	3.173%	1,900	195	0	195
Con-way, Inc. 7.250% due 01/15/2018	(1.834%	)	03/20/2018	BOA	2.500%	10,000	423	0	423
CSX Corp. 6.250% due 03/15/2018	(1.050%	)	03/20/2018	CSFB	1.556%	5,000	179	0	179
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%	)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(5.000%	)	09/20/2012	CITI	48.784%	200	102	0	102
GMAC LLC 6.875% due 08/28/2012	(4.800%	)	09/20/2012	MLP	48.784%	9,400	4,818	0	4,818
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%	)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%	)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%	)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%	)	12/20/2013	BCLY	8.310%	8,000	1,766	0	1,766
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%	)	12/20/2013	DUB	8.310%	1,700	372	0	372
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%	)	03/20/2018	GSC	1.017%	4,000	46	0	46
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%	)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%	)	06/20/2018	BOA	1.022%	1,300	(2)	0	(2)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.980%	)	06/20/2018	CITI	1.022%	2,000	6	0	6
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%	)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 4.950% due 01/15/2015	(0.595%	)	03/20/2015	MSC	0.639%	13,800	32	0	32
Kroger Co. 5.500% due 02/01/2013	(0.360%	)	12/20/2012	BNP	0.571%	7,800	63	0	63
Kroger Co. 6.400% due 08/15/2017	(0.900%	)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%	)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%	)	03/20/2012	JPM	2.083%	1,500	3	0	3
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%	)	09/20/2017	DUB	2.375%	2,000	32	0	32
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	CSFB	2.487%	8,500	578	0	578
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%	)	12/20/2012	GSC	2.487%	14,400	979	0	979
Marriott International, Inc. 4.625% due 06/15/2012	(0.630%	)	12/20/2012	MSC	2.487%	13,600	929	0	929
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%	)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BCLY	2.687%	3,800	246	0	246
Masco Corp. 5.875% due 07/15/2012	(0.870%	)	12/20/2012	BOA	2.687%	6,700	434	0	434
Masco Corp. 5.875% due 07/15/2012	(0.840%	)	12/20/2012	DUB	2.687%	14,400	948	0	948
Masco Corp. 5.875% due 07/15/2012	(0.860%	)	12/20/2012	MSC	2.687%	15,000	976	0	976
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	BCLY	4.388%	200	23	0	23
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%	)	12/20/2012	JPM	4.388%	9,500	1,101	0	1,101
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%	)	12/20/2012	JPM	4.388%	3,500	405	0	405
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%	)	03/20/2013	BNP	4.321%	8,000	822	0	822
Merrill Lynch & Co., Inc. 6.400% due 08/28/2017	(1.350%	)	09/20/2017	JPM	3.803%	5,000	704	0	704
MGM Mirage 5.875% due 02/27/2014	(4.250%	)	07/31/2009	GSC	6.495%	2,000	18	0	18
Motorola, Inc. 6.000% due 11/15/2017	(2.600%	)	12/20/2017	DUB	2.696%	4,000	22	0	22
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.630%	)	03/20/2018	DUB	1.272%	5,000	233	0	233
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%	)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nisource Finance Corp. 6.800% due 01/15/2019	(1.470%	)	03/20/2019	MSC	2.777%	6,000	548	0	548

See Accompanying Notes	Semiannual Report	September 30, 2008	131

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.950% due 03/15/2028	(0.260%)	09/20/2012	GSC	1.322%	$11,100	$423	$0	$423
Nordstrom, Inc. 6.950% due 03/15/2028	(0.270%)	09/20/2012	GSC	1.322%	17,900	676	0	676
Nordstrom, Inc. 6.950% due 03/15/2028	(0.610%)	12/20/2012	MSC	1.377%	6,600	191	0	191
Nucor Corp. 5.750% due 12/01/2017	(0.486%)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance PLC 5.700% due 06/01/2014	(0.830%)	06/20/2014	JPM	0.826%	3,000	(1)	0	(1)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%	1,500	(9)	0	(9)
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%)	09/20/2009	JPM	3.678%	12,000	37	0	37
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	800	11	0	11
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	CITI	1.797%	12,000	170	0	170
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%	6,900	174	0	174
Safeway, Inc. 5.800% due 08/15/2012	(0.340%)	12/20/2012	BNP	0.597%	8,100	80	0	80
Sempra Energy 6.150% due 06/15/2018	(0.580%)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%)	06/20/2018	DUB	1.060%	1,500	57	0	57
Sherwin-Williams Co. 7.375% due 02/01/2027	(0.430%)	12/20/2012	BOA	0.724%	7,100	80	0	80
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	6,400	163	0	163
Target Corp. 6.000% due 01/15/2018	(1.180%)	03/20/2018	GSC	0.750%	4,000	(130)	0	(130)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	2,500	162	0	162
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%	7,500	497	0	497
TJX Cos., Inc. 7.450% due 12/15/2009	(0.460%)	12/20/2012	MSC	0.517%	6,900	14	0	14
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%	3,500	65	0	65
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%	11,000	335	0	335
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%)	06/20/2016	BOA	1.690%	2,500	(38)	0	(38)
Weatherford International Ltd. 5.500% due 02/15/2016	(0.560%)	03/20/2016	BOA	1.424%	5,000	261	0	261
Whirlpool Corp. 7.750% due 07/15/2016	(0.680%)	12/20/2012	BNP	1.034%	7,100	95	0	95

						$22,820	$0	$22,820

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	$5,800	$(131)	$0	$(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,500	(192)	0	(192)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	8,350	(476)	0	(476)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	4,000	(139)	0	(139)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Fannie Mae 5.250% due 08/01/2012	1.410%	03/20/2013	RBS	Defaulted	15,000	(520)	0	(520)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	3,000	(1,290)	0	(1,290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,300	(1,416)	0	(1,416)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,500	(3,656)	0	(3,656)
Freddie Mac 5.875% due 03/21/2011	1.580%	03/20/2013	BNP	Defaulted	10,000	(246)	0	(246)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	2,500	(239)	0	(239)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	22,200	(3,604)	0	(3,604)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	12/20/2009	BOA	7.165%	5,100	(356)	0	(356)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	2,000	(205)	0	(205)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,600	(47)	0	(47)
General Electric Capital Corp. 6.000% due 06/15/2012	0.830%	12/20/2009	GSC	7.165%	4,000	(280)	0	(280)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	1,600	(91)	0	(91)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	3.100%	06/20/2011	BOA	57.233%	3,500	(1,833)	0	(1,833)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	6,300	(3,063)	0	(3,063)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,000	(1,516)	0	(1,516)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,000	(1,514)	0	(1,514)

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	7.550%	09/20/2012	JPM	48.784%	$10,000	$(4,797)	$0	$(4,797)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,200	(2,537)	0	(2,537)
GMAC LLC 6.875% due 08/28/2012	7.500%	09/20/2012	MSC	48.784%	10,000	(4,803)	0	(4,803)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	1,000	(519)	0	(519)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	BEAR	4.610%	7,100	(867)	0	(867)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	6,100	(746)	0	(746)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MLP	4.610%	4,000	(488)	0	(488)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	MSC	4.610%	6,800	(819)	0	(819)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,000	(41)	0	(41)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	5,000	(7)	0	(7)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	12,000	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.900%	09/20/2012	BNP	Defaulted	3,600	(3,041)	0	(3,041)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	2,700	(2,281)	0	(2,281)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	2,900	(2,450)	0	(2,450)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,600	(7,265)	0	(7,265)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.950%	09/20/2012	JPM	Defaulted	3,700	(3,126)	0	(3,126)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	6,400	(5,407)	0	(5,407)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,000	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,800	(3)	0	(3)
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,700	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,700	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	18,800	(65)	0	(65)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	GSC	19.698%	12,000	(822)	0	(822)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,288)	0	(1,288)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	3,000	(24)	0	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,700	(136)	0	(136)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	7,000	(56)	0	(56)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	18,800	(143)	0	(143)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	9,600	(70)	0	(70)

						$(70,728)	$0	$(70,728)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$12,870	$1,467	$587	$880
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	54,846	6,251	1,669	4,582
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	55,836	6,365	2,560	3,805
CDX.HY-8 Index	(2.750%)	06/20/2012	MSC	6,336	722	269	453
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	135,531	15,449	9,163	6,286
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	37,200	1,965	500	1,465
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	232,100	12,636	1,997	10,639
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,100	2,075	168	1,907
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	50,400	2,744	231	2,513
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	123,500	6,723	1,547	5,176
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	BCLY	16,900	3,776	0	3,776
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	6,300	1,408	0	1,408
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	38,200	211	(386)	597

See Accompanying Notes	Semiannual Report	September 30, 2008	133

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$594,300	$3,284	$(2,727)	$6,011
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	287,200	1,586	(2,788)	4,374
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	163,200	902	(863)	1,765
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	442,000	2,442	(4,381)	6,823
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,300	778	256	522

					$71,742	$7,883	$63,859

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$4,200	$46	$0	$46
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	3,100	49	0	49
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,700	193	0	193
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	16,900	301	0	301
CDX.IG-9 5 Year Index	0.600%	12/20/2012	GSC	24,400	(1,054)	(1,075)	21
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	3,400	34	0	34
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	CITI	24,200	350	0	350
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	2,000	27	0	27
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	54,800	(302)	(767)	465
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	12,500	(70)	(115)	45
CMBX.NA AAA 3 Index	0.080%	12/13/2049	GSC	17,710	(1,841)	(2,710)	869
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	63,060	(6,551)	(9,872)	3,321

					$(8,818)	$(14,539)	$5,721

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	61,000	$(419)	$181	$(600)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		46,000	(2,355)	(336)	(2,019)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		220,800	(9,503)	(59)	(9,444)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		97,500	(4,040)	(1,641)	(2,399)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		5,000	(78)	(25)	(53)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		329,900	(5,137)	(1,169)	(3,968)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		46,800	(729)	(135)	(594)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	74	92	(18)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	107	70	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	424	462	(38)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	143,700	269	142	127
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		476,700	5,241	(168)	5,409
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$254,700	2,086	1,849	237
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		400	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		300	3	3	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		30,000	(177)	(576)	399
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		15,500	(91)	(255)	164
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		35,900	(212)	(651)	439
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		182,800	(1,078)	(279)	(799)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		160,200	(6,095)	4,184	(10,279)

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		$94,900	$(3,611)	$2,469	$(6,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		46,600	(1,773)	(1,457)	(316)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,700	(141)	(134)	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,361	(1,002)	(812)	(190)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		72,500	(3,350)	5,021	(8,371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		200,300	(7,291)	1,641	(8,932)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		18,000	825	(525)	1,350
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(1,633)	(548)	(1,085)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		73,900	(2,687)	447	(3,134)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		82,500	(3,678)	(1,671)	(2,007)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		291,300	(12,985)	170	(13,155)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		43,200	(1,926)	(1,946)	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		96,400	(4,297)	(2,820)	(1,477)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	GSC		67,600	(3,014)	(1,740)	(1,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		114,100	(5,086)	(2,858)	(2,228)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		157,700	(7,030)	(4,685)	(2,345)
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	156,400	912	78	834
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		163,800	955	88	867
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		6,600	(20)	(4)	(16)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		197,500	(608)	(173)	(435)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		33,400	(103)	(20)	(83)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		105,900	(327)	(119)	(208)
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		606,900	11,638	(1,482)	13,120
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,600	(163)	142	(305)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(113)	124	(237)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		19,300	(440)	15	(455)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		20,400	(464)	8	(472)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,100	(1,280)	25	(1,305)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	181,200	(994)	(96)	(898)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		181,100	(993)	(96)	(897)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		142,300	293	(299)	592
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		59,600	(369)	(331)	(38)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		7,100	272	294	(22)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	(795)	(525)	(270)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	(755)	(607)	(148)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	(146)	(118)	(28)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	1,058	1,046	12
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		41,300	(209)	505	(714)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		22,000	(113)	(708)	595
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		2,400	(37)	20	(57)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		40,000	(612)	264	(876)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		40,000	(612)	(155)	(457)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		9,700	(132)	(153)	21
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		56,700	1,407	875	532
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	GSC		4,600	114	14	100
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		29,500	2,395	914	1,481
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		22,100	(3,731)	(2,248)	(1,483)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		13,400	(2,262)	(1,536)	(726)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	34,100,000	0	(735)	735
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	167,000	(46)	0	(46)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		124,500	(325)	0	(325)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	26,000	(465)	0	(465)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		30,000	(249)	0	(249)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		32,700	(268)	(77)	(191)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		4,900	(39)	0	(39)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		23,700	(108)	55	(163)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		21,200	(330)	0	(330)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		25,900	(583)	0	(583)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		39,400	(692)	0	(692)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		46,200	(1,611)	0	(1,611)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		66,900	(2,486)	(139)	(2,347)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		71,500	(2,272)	0	(2,272)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		6,000	(237)	4	(241)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		8,500	(339)	6	(345)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,500	(200)	11	(211)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,700	(235)	0	(235)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		13,600	(569)	0	(569)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,600	(283)	0	(283)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		6,600	(280)	3	(283)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		40,000	(999)	0	(999)
Pay	France CPI ex-Tobacco Index	2.138%	01/19/2016	BCLY		32,700	(1,350)	0	(1,350)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		45,000	(1,695)	27	(1,722)

See Accompanying Notes	Semiannual Report	September 30, 2008	135

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS	EUR	26,000	$(465)	$0	$(465)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		25,000	(366)	0	(366)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	(3,738)	0	(3,738)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	(626)	30	(656)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	(2,254)	48	(2,302)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	(4,209)	0	(4,209)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(1,590)	0	(1,590)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(2,174)	0	(2,174)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(737)	0	(737)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(751)	0	(751)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		7,200	301	0	301

							$(108,632)	$(12,781)	$(95,851)

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	LMEX Copper December Futures	$(6,860.000)	12/15/2008	CSFB	6	$3,061	$0	$3,061
Receive	LMEX Copper December Futures	6,770.000	12/16/2009	CSFB	6	(2,553)	0	(2,553)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	7,230	1,511	0	1,511
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	4,610	355	0	355
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	4,610	(44)	0	(44)
Pay	NYMEX Natural Gas November Futures	(8.390)	10/28/2009	JPM	7,230	(1,184)	0	(1,184)

						$1,146	$0	$1,146

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	1,014,384	3-Month U.S. Treasury Bill rate plus a specified spread	$358,820	10/29/2008	ABN	$(18,319)
Pay	DJAIGTR Index	264,211	3-Month U.S. Treasury Bill rate plus a specified spread	93,460	12/29/2008	BCLY	4,772
Receive	DJAIGTR Index	6,886,485	3-Month U.S. Treasury Bill rate plus a specified spread	2,435,970	12/29/2008	BCLY	(124,390)
Pay	DJAIGTR Index	745,652	3-Month U.S. Treasury Bill rate plus a specified spread	250,000	10/16/2008	CSFB	(331)
Receive	DJAIGTR Index	9,728,202	3-Month U.S. Treasury Bill rate plus a specified spread	3,259,400	10/16/2008	CSFB	3,510
Receive	DJAIGTR Index	583,266	3-Month U.S. Treasury Bill rate plus a specified spread	206,320	10/29/2008	CSFB	(10,534)
Receive	DJAIGTR Index	3,210,769	3-Month U.S. Treasury Bill rate plus a specified spread	857,450	10/29/2008	GSC	(43,694)
Receive	DJAIGTR Index	758,296	3-Month U.S. Treasury Bill rate plus a specified spread	375,650	10/29/2008	JPM	(18,689)
Receive	DJAIGTR Index	3,123,862	3-Month U.S. Treasury Bill rate plus a specified spread	1,105,010	10/29/2008	MLP	(56,410)
Pay	DJAIGTR Index	3,298,458	3-Month U.S. Treasury Bill rate plus a specified spread	1,166,770	10/29/2008	MSC	59,556
Receive	DJAIGTR Index	9,431,016	3-Month U.S. Treasury Bill rate plus a specified spread	3,464,640	10/29/2008	MSC	(176,946)
Receive	DJAIGTR Index	781,439	3-Month U.S. Treasury Bill rate plus a specified spread	276,420	10/29/2008	UBS	(14,112)

							$(395,587)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

136	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Variance Swaps
Pay/Receive Variance (7)	Underlying Asset	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas December Futures	$0.069	11/23/2010	GSC	$15,600	$92	$0	$92
Pay	NYMEX WTI Crude December Futures	0.246	11/17/2008	GSC	7,600	(30)	0	(30)
Pay	NYMEX WTI Crude December Futures	0.101	11/16/2010	GSC	13,230	(39)	0	(39)

						$23	$0	$23

(7)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the real amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(k)	Purchased options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX Natural Gas June Futures	$12.000	05/25/2012	259	$2,616	$980
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,427	6,125

				$7,043	$7,105

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note November Futures	$126.500	10/24/2008	1,606	$54	$12
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,242	59	50
Call - CBOT U.S. Treasury 10-Year Note December Futures	139.000	11/21/2008	500	9	8
Call - CBOT U.S. Treasury 10-Year Note December Futures	140.000	11/21/2008	1,000	18	16
Call - CBOT U.S. Treasury 10-Year Note December Futures	142.000	11/21/2008	4,171	76	65
Call - CBOT U.S. Treasury 30-Year Bond December Futures	158.000	11/21/2008	6,022	109	90
Call - CBOT U.S. Treasury 30-Year Bond December Futures	159.000	11/21/2008	262	5	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/21/2008	2,669	48	42

				$378	$287

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$174,100	$1,915	$1,396
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,100	204	141
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	95
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	73
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	337
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	253	258

							$3,104	$2,300

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 11/01/2038	$70.000	11/06/2008	$145,000	$17	$0
Put - OTC Fannie Mae 5.500% due 11/01/2038	74.000	11/06/2008	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	974,000	109	5
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	315,600	36	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	96.156	10/13/2008	250,000	20	5
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.500	10/15/2008	1,016,200	79	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	94.000	10/16/2008	135,000	11	1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.750	12/05/2008	170,000	40	12
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	91.469	10/16/2008	500,000	39	14
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	94.469	10/16/2008	400,000	31	12
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	94.000	10/16/2008	600,000	47	61
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	93.469	10/16/2008	500,000	39	48
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	97.000	10/16/2008	500,000	39	14

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	$98.469	10/16/2008	$600,000	$47	$11
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/16/2008	300,000	23	2

				$578	$186

(l)	Written options outstanding on September 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$7,668
Call - OTC NYMEX WTI Crude June Futures	250.000	05/17/2012	412	2,614	1,060

				$7,042	$8,728

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2,675	$1,769	$2,161
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	88	59	53
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	262	216	392
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	350	311	429
Call - OTC DJAIGTR February Futures	230.000	02/12/2009	50,000,000	1,263	192
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	2,266
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	1,130
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	3,401	4,768
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	2,669	1,362	3,433
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	262	192	196
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	5,011
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	2,645
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	5,657	7,675
Put - OTC GSCI December Futures	82.000	12/19/2008	89,000,000	178	19

				$19,762	$30,370

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$75,700	$1,995	$1,671
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	82
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	92
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	3,673
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,057	1,621
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	120
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	92
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	424
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	257
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	3,730
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	1,647

							$11,399	$13,409

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$49,000	$490	$798
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	49,000	490	117

				$980	$915

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710
Sales	25,968	136,100	23,558
Closing Buys	(8,765)	(696,200)	(35,076)
Expirations	(26,981)	(415,300)	(39,333)
Exercised	(3,935)	(44,100)	(4,676)

Balance at 09/30/2008	389,607,220	$469,800	$39,183

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Svensk ExportKredit AB	2.600%	11/25/2008	10/19/2007	$150,000	$117,220	1.15%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (8)
Fannie Mae	5.000%	10/01/2038	$855,000	$834,094	$832,155
Freddie Mac	5.500%	10/01/2038	241,000	241,660	239,456
Freddie Mac	6.000%	10/01/2038	48,000	48,480	48,547
Treasury Inflation Protected Securities	2.375%	04/15/2011	44,320	44,902	45,281
Treasury Inflation Protected Securities	2.625%	07/15/2017	4,245	4,451	4,388
U.S. Treasury Bonds	5.000%	05/15/2037	291,200	327,737	328,631
U.S. Treasury Bonds	7.500%	11/15/2024	9,300	12,812	12,948
U.S. Treasury Notes	2.500%	03/31/2013	137,400	134,650	135,829
U.S. Treasury Notes	3.250%	12/31/2009	183,500	185,960	188,102
U.S. Treasury Notes	3.500%	02/15/2018	201,800	196,700	198,940
U.S. Treasury Notes	3.625%	12/31/2012	28,950	29,996	30,272
U.S. Treasury Notes	4.125%	08/31/2012	49,100	51,557	51,984
U.S. Treasury Notes	4.125%	05/15/2015	6,750	7,147	7,232
U.S. Treasury Notes	4.250%	11/15/2017	101,950	106,768	107,289
U.S. Treasury Notes	4.750%	05/15/2014	61,700	67,290	68,637
U.S. Treasury Notes	4.750%	08/15/2017	80,800	88,034	87,176
U.S. Treasury Notes	5.125%	05/15/2016	168,300	186,300	188,580

				$2,568,538	$2,575,447

(8)	Market value includes $17,338 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	9,385	10/2008	$646	$0	$646
Sell	BRL	BCLY	3,809	12/2008	363	0	363
Sell		CITI	12,215	12/2008	361	0	361
Buy		HSBC	84,218	12/2008	0	(1,005)	(1,005)
Sell		HSBC	39,206	12/2008	1,570	0	1,570
Buy		JPM	174,754	12/2008	0	(2,267)	(2,267)
Buy		MSC	93,120	12/2008	0	(6,663)	(6,663)
Sell		MSC	116,035	12/2008	3,675	0	3,675
Sell		RBC	347	12/2008	8	0	8
Sell		UBS	93,670	12/2008	5,785	0	5,785
Buy		RBC	347	06/2009	0	(8)	(8)
Sell	CHF	MSC	11,295	12/2008	117	0	117
Buy	CNY	BCLY	129,177	12/2008	0	(152)	(152)
Buy		BCLY	16,933	03/2009	46	0	46
Sell		BCLY	10,234	03/2009	0	(13)	(13)
Buy		CITI	21,327	03/2009	68	0	68
Buy		HSBC	8,505	03/2009	24	0	24
Sell		HSBC	6,270	03/2009	0	(11)	(11)
Sell		JPM	30,261	03/2009	0	(49)	(49)
Buy		DUB	133,246	07/2009	0	(1,467)	(1,467)
Buy		HSBC	92,984	07/2009	0	(976)	(976)
Buy		BCLY	97,383	09/2009	0	(396)	(396)
Buy		HSBC	133,642	09/2009	0	(517)	(517)
Buy	EUR	BCLY	4,509	10/2008	0	(241)	(241)
Buy		BOA	9,560	10/2008	0	(655)	(655)
Buy		CITI	84,616	10/2008	333	0	333
Sell		CITI	84,616	10/2008	0	(276)	(276)
Buy		CSFB	13,695	10/2008	0	(834)	(834)
Buy		GSC	17,096	10/2008	0	(1,061)	(1,061)
Buy		JPM	4,860	10/2008	0	(283)	(283)
Buy		RBS	15,727	10/2008	0	(1,003)	(1,003)
Sell		UBS	150,268	10/2008	8,379	0	8,379
Buy	GBP	BCLY	4,251	10/2008	0	(247)	(247)
Buy		CITI	46,332	10/2008	0	(1,687)	(1,687)
Buy		CSFB	14,702	10/2008	0	(1,164)	(1,164)
Buy		MSC	32,726	10/2008	0	(2,504)	(2,504)
Buy		UBS	3,727	10/2008	0	(295)	(295)
Sell		UBS	107,658	11/2008	3,712	0	3,712

See Accompanying Notes	Semiannual Report	September 30, 2008	139

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	BCLY	898,787	10/2008	$0	$(11)	$(11)
Sell		BCLY	898,787	10/2008	52	0	52
Sell		DUB	34,156,206	10/2008	0	(6,091)	(6,091)
Sell		UBS	57,381	10/2008	0	(8)	(8)
Sell		BCLY	898,787	11/2008	16	0	16
Buy	MXN	BCLY	5,541	11/2008	0	(30)	(30)
Sell		BCLY	3,043	11/2008	19	0	19
Sell		CITI	1,997	11/2008	6	0	6
Buy	MXN	DUB	21,693	11/2008	0	(85)	(85)
Buy		HSBC	3,220	11/2008	0	(14)	(14)
Buy		JPM	158,983	11/2008	0	(481)	(481)
Buy		MSC	21,446	11/2008	0	(84)	(84)
Sell		MSC	195,142	11/2008	1,208	0	1,208
Buy		RBC	1,997	11/2008	0	(7)	(7)
Buy		CITI	1,997	05/2009	0	(5)	(5)
Buy	MYR	BCLY	39,011	11/2008	0	(775)	(775)
Sell		BCLY	85,031	11/2008	0	(260)	(260)
Buy		JPM	47,988	02/2009	0	(945)	(945)
Sell	PHP	BCLY	726,244	11/2008	0	(159)	(159)
Buy		HSBC	205,000	11/2008	0	(284)	(284)
Buy		JPM	205,000	11/2008	0	(248)	(248)
Buy		BCLY	47,500	02/2009	0	(49)	(49)
Buy		DUB	23,100	02/2009	0	(31)	(31)
Buy		HSBC	57,130	02/2009	0	(62)	(62)
Buy		JPM	80,443	02/2009	0	(64)	(64)
Buy		MLP	18,000	02/2009	0	(24)	(24)
Buy		MSC	63,700	02/2009	0	(72)	(72)
Buy		RBS	17,700	02/2009	0	(24)	(24)
Buy		LEH	12,000	12/2010	0	(13)	(13)
Sell		LEH	12,000	12/2010	0	(7)	(7)
Buy	PLN	HSBC	503	05/2009	0	(16)	(16)
Buy		RBS	129,713	05/2009	0	(4,807)	(4,807)
Buy		UBS	18,810	05/2009	0	(674)	(674)
Buy	RUB	BCLY	583,026	11/2008	0	(1,025)	(1,025)
Sell		BCLY	1,349,751	11/2008	1,433	0	1,433
Buy		DUB	284,085	11/2008	0	(486)	(486)
Buy		HSBC	450,707	11/2008	0	(935)	(935)
Sell		HSBC	830,201	11/2008	904	0	904
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		UBS	215,426	11/2008	0	(374)	(374)
Buy		HSBC	14,028	05/2009	0	(42)	(42)
Buy	SGD	BCLY	20,206	11/2008	0	(661)	(661)
Buy		BOA	19,917	11/2008	0	(770)	(770)
Buy		CITI	1,457	11/2008	0	(21)	(21)
Buy		DUB	20,927	11/2008	0	(706)	(706)
Buy		JPM	1,493	11/2008	0	(21)	(21)
Buy		UBS	19,829	11/2008	0	(761)	(761)

					$28,725	$(45,963)	$(17,238)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$22,438,300	$7,105	$22,445,405
Short Sales, at value	0	(2,558,110)	0	(2,558,110)
Other Financial Instruments ++	53,376	(333,802)	(207,679)	(488,105)

Total	$53,376	$19,546,388	$(200,574)	$19,399,190

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$28,310	$(35,538)	$0	$29,125	$(6,891)	$(7,901)	$7,105
Other Financial Instruments ++	(132,025)	33,798	0	(27,543)	(81,858)	(51)	(207,679)

Total	$(103,715)	$(1,740)	$0	$1,582	$(88,749)	$(7,952)	$(200,574)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

140	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	141

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
09/30/2008+	$12.56	$0.21	$(1.26)	$(1.05)	$(0.21)	$0.00
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)

All Asset All Authority Fund
Class D
09/30/2008+	$10.94	$0.16	$(0.94)	$(0.78)	$(0.14)	$0.00
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

Fundamental Advantage Tax Efficient Strategy Fund
Class D
07/31/2008 - 09/30/2008+	$9.95	$0.07	$(0.65)	$(0.58)	$0.00	$0.00

Fundamental Advantage Total Return Strategy Fund
Class D
07/31/2008 - 09/30/2008+	$9.81	$0.06	$(0.25)	$(0.19)	$0.00	$0.00

Fundamental IndexPLUSTM Fund
Class D
09/30/2008+	$9.51	$0.15	$(1.88)	$(1.73)	$0.00	$0.00
03/31/2008	10.92	0.48	(1.32)	(0.84)	(0.09)	(0.03)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00

Fundamental IndexPLUSTM TR Fund
Class D
09/30/2008+	$9.38	$0.22	$(2.04)	$(1.82)	$0.00	$0.00
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.16)	0.00
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class D
09/30/2008+	$9.49	$0.21	$(2.69)	$(2.48)	$0.00	$0.00
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
09/30/2008+	$10.22	$0.28	$(2.06)	$(1.78)	$0.00	$0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(f)	Ratio of expenses to average net assets includes line of credit expense.
(g)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.
(h)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

142	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.21)	$11.30	(8.46)%	$309,186	0.805	%*(l)	0.805	%*(l)	3.41	%*	32%
0.00	(0.93)	12.56	5.92	328,258	0.805	(l)	0.805	(l)	6.87		96
0.00	(0.72)	12.75	7.33	330,304	0.835	(h)	0.835	(h)	5.50		86
0.00	(0.77)	12.57	5.83	460,375	0.87	(e)	0.87	(e)	6.40		56
0.00	(0.77)	12.61	4.73	227,657	0.86	(d)	0.86	(d)	6.08		92
0.00	(0.53)	12.78	17.15	100,007	0.86	*(b)(d)	0.86	*(b)(d)	5.65	*	99

$0.00	$(0.14)	$10.02	(7.22)%	$46,621	1.20	%*(f)	0.85	%*	3.04	%*	23%
0.00	(0.77)	10.94	10.26	36,373	2.41	(f)	0.85		6.35		116
0.00	(0.58)	10.66	6.27	14,482	2.41	(f)(i)	0.87	(i)	5.12		128
0.00	(0.53)	10.59	1.41	13,933	2.03	*(e)(f)	0.90	*(e)	6.31	*	62

$0.00	$0.00	$9.37	(5.83)%	$9	1.29	%*(o)	1.29	%*(o)	4.08	%*	138%

$0.00	$0.00	$9.62	(1.93)%	$10	1.58	%*	1.29	%*	3.41	%*	194%

$0.00	$0.00	$7.78	(18.19)%	$20	1.39	%*	1.10	%*	3.25	%*	201%
(0.45)	(0.57)	9.51	(8.24)	9	1.17		1.10		4.33		67
0.00	0.00	10.92	1.91	10	1.05	*	1.05	*	4.55	*	23

$0.00	$0.00	$7.56	(19.40)%	$7,476	1.99	%*	1.19	%*	4.90	%*	200%
(0.52)	(0.68)	9.38	(4.02)	10,220	1.70		1.19		4.48		279
0.00	(1.36)	10.42	15.03	10,834	1.14		1.14		3.98		464
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36	*	426

$0.00	$0.00	$7.01	(26.13)%	$1,274	1.95	%*	1.04	%*	4.72	%*	211%
(0.45)	(0.81)	9.49	0.54	633	1.56	(m)	1.06	(m)	4.33		384
0.00	(0.42)	10.20	6.30	537	1.09	*(k)	1.09	*(k)	4.33	*	197

$0.00	$0.00	$8.44	(17.42)%	$4,966	2.92	%*	1.15	%*	5.49	%*	535%
0.00	(0.34)	10.22	(13.57)	9,389	2.00	(n)	1.18	(n)	4.39		908
0.00	(1.80)	12.16	14.06	5,671	1.23	(j)	1.22	(j)	3.83		696
0.00	(1.40)	12.33	32.84	5,346	1.27	(g)	1.27	(g)	3.17		682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90		666
0.00	(0.26)	10.76	10.27	110	1.35	*(c)	1.35	*(c)	10.17	*	41

(i)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(j)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.66%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.93%.

Semiannual Report	September 30, 2008	143

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class D
09/30/2008+	$11.45	$0.24	$(1.00)	$(0.76)	$(0.23)	$0.00
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)

RealEstateRealReturn Strategy Fund
Class D
09/30/2008+	$5.96	$0.14	$(0.65)	$(0.51)	$0.00	$0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00

Small Cap StocksPLUS TR® Fund
Class D
09/30/2008+	$9.04	$0.16	$(0.29)	$(0.13)	$(0.01)	$0.00
8/1/2008 - 9/30/2008+	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00

StocksPLUS® Fund
Class D
09/30/2008+	$9.65	$0.17	$(1.88)	$(1.71)	$(0.47)	$0.00
03/31/2008	10.76	0.48	(1.02)	(0.54)	(0.57)	0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00

StocksPLUS® Total Return Fund
Class D
09/30/2008+	$9.99	$0.29	$(2.23)	$(1.94)	$(0.13)	$0.00
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class D
09/30/2008+	$9.39	$0.19	$0.21	$0.40	$(0.06)	$0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00

CommodityRealReturn Strategy® Fund
Class D
09/30/2008+	$18.19	$0.32	$(4.45)	$(4.13)	$(0.49)	$0.00
03/31/2008	14.51	0.63	4.04	4.67	(0.99)	0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.98%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(e)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(f)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(g)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(h)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

144	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.46	(6.76)%	$1,157,321	0.90	%*	0.90	%*	4.34	%*	560%
0.00	(0.92)	11.45	14.33	1,121,850	0.90		0.90		5.22		806
(0.01)	(0.42)	10.89	4.53	873,320	0.90		0.90		3.19		480
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37		388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12		369
0.00	(0.86)	11.79	11.24	935,857	0.90		0.90		3.05		308

$0.00	$0.00	$5.45	(8.56)%	$27,544	1.19	%*	1.19	%*	4.54	%*	559%
0.00	(0.76)	5.96	(10.14)	7,106	1.20		1.19		5.08		900
0.00	(3.14)	7.52	19.69	9,471	1.19		1.19		2.85		538
0.00	(3.13)	9.11	35.56	18,720	1.21	(f)	1.21	(f)	3.80		337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32		510
0.00	(0.83)	11.96	29.30	3,920	1.25	*(i)	1.24	*(i)	33.79	*	158

$0.00	$(0.01)	$8.90	(1.44)%	$155	1.62	%*	1.09	%*	3.45	%*	211%
0.00	(0.51)	9.04	(10.07)	131	1.85	(m)	1.11	(m)	4.30		403
0.00	(0.14)	10.57	17.27	106	1.14	*(c)	1.14	*(c)	4.20	*	671

$0.00	$(0.47)	$7.47	(18.26)%	$4,192	1.33	%*	0.90	%*	3.63	%*	176%
0.00	(0.57)	9.65	(5.38)	5,345	1.03	(o)	0.93	(o)	4.35		67
0.00	(0.41)	10.76	10.80	9,804	0.97	(h)	0.97	(h)	4.05		76
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95		239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05		371
0.00	(0.70)	9.44	34.43	8,660	1.05		1.05		0.62		287

$0.00	$(0.13)	$7.92	(19.58)%	$6,266	3.00	%*	1.04	%*	5.89	%*	209%
0.00	(1.70)	9.99	(2.56)	7,144	3.10	(n)	1.07	(n)	4.78		411
0.00	(1.21)	11.83	11.74	3,949	1.11	(g)	1.11	(g)	4.08		284
0.00	(1.85)	11.69	9.87	3,595	1.16	(e)	1.16	(e)	3.39		322
0.00	(0.54)	12.35	6.20	1,430	1.19	(d)	1.19	(d)	1.00		414
0.00	(0.42)	12.12	16.90	524	1.19	*(d)	1.19	*(d)	0.22	*	282

$0.00	$(0.06)	$9.73	4.33%	$18,002	1.64	%*	1.09	%*	4.10	%*	189%
0.00	(0.40)	9.39	17.80	9,449	1.65	(m)	1.11	(m)	3.89		220
0.00	(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	4.31	*	413

$0.00	$(0.49)	$13.57	(23.19)%	$880,479	1.28	%*(p)	1.24	%*(q)	3.54	%*	561%
0.00	(0.99)	18.19	33.40	1,332,737	1.25	(k)	1.24	(l)	4.03		697
0.00	(0.51)	14.51	7.93	1,035,496	1.24	(j)	1.24	(j)	2.44		603
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69		292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50		264
0.00	(1.54)	15.66	44.79	555,629	1.24		1.24		1.33		290

(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(m)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(n)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(o)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.36%.
(q)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

Semiannual Report	September 30, 2008	145

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund
Assets:
Investments, at value	$0	$0	$5,349	$818,873	$326,940	$768,369
Investments in Affiliates, at value	14,768,044	1,516,090	0	0	0	0
Repurchase agreements, at value	4,490	329	0	97,685	16,036	37,622
Cash	15,847	914	781	134,894	9,918	26,161
Deposits with counterparty	0	0	256	46,012	3,403	4,828
Foreign currency, at value	0	0	0	427	3,378	3,031
Receivable for investments sold	0	0	0	114,172	144,843	68,958
Receivable for investments in Affiliates sold	106,002	13,748	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	425	0	0
Receivable for Fund shares sold	21,599	8,934	100	0	0	27,585
Interest and dividends receivable	0	0	105	4,321	1,367	4,667
Interest and dividends receivable from Affiliates	47,618	4,392	0	0	0	0
Variation margin receivable	0	0	0	69	236	208
Manager reimbursement receivable	368	0	0	0	0	0
Swap premiums paid	0	0	0	497	2,369	5,201
Unrealized appreciation on foreign currency contracts	0	0	0	279	2,988	3,608
Unrealized appreciation on swap agreements	0	0	985	1,661	1,126	2,929
Other assets	0	0	0	0	260	429
	14,963,968	1,544,407	7,576	1,219,315	512,864	953,596
Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$146,868	$45,388	$254,195
Payable for investments purchased	0	0	0	239,799	71,957	138,665
Payable for investments in Affiliates purchased	168,388	18,362	0	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	423	0	11,635
Payable for short sales	0	0	0	43,130	87,966	44,163
Payable for Fund shares redeemed	23,892	5,075	1	0	9	71
Payable for line of credit	0	125,364	0	0	0	0
Dividends payable	0	0	0	0	0	0
Written options outstanding	0	0	0	115	637	2,516
Accrued investment advisory fee	2,172	226	4	371	105	203
Accrued administrative fee	1,558	302	1	145	59	99
Accrued distribution fee	892	144	0	0	0	4
Accrued servicing fee	670	175	0	0	0	8
Variation margin payable	0	0	35	31,707	1,572	2,409
Recoupment payable to Manager	0	0	0	14	1	1
Swap premiums received	0	0	0	1,952	725	2,762
Unrealized depreciation on foreign currency contracts	0	0	0	637	1,865	2,548
Unrealized depreciation on swap agreements	0	0	1,158	56,691	34,188	38,962
Other liabilities	0	0	0	1,000	703	1,084
	197,572	149,648	1,199	522,852	245,175	499,325

Net Assets	$14,766,396	$1,394,759	$6,377	$696,463	$267,689	$454,271
Net Assets Consist of:
Paid in capital	$16,544,129	$1,509,358	$6,719	$717,426	$343,536	$554,108
Undistributed (overdistributed) net investment income	30,160	2,501	231	9,881	28,980	45,408
Accumulated undistributed net realized gain (loss)	(464,896)	(24,977)	136	38,765	(46,316)	(63,962)
Net unrealized (depreciation)	(1,342,997)	(92,123)	(709)	(69,609)	(58,511)	(81,283)
	$14,766,396	$1,394,759	$6,377	$696,463	$267,689	$454,271
Net Assets:
Class D	$309,186	$46,621	$9	$10	$20	$7,476
Other Classes	14,457,210	1,348,138	6,368	696,453	267,669	446,795
Shares Issued and Outstanding:
Class D	27,358	4,653	1	1	3	989
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$11.30	$10.02	$9.37	$9.62	$7.78	$7.56

Cost of Investments Owned	$0	$0	$5,918	$850,410	$357,044	$817,921
Cost of Investments in Affiliates Owned	$16,111,040	$1,608,213	$0	$0	$0	$0
Cost of Repurchase Agreements Owned	$4,490	$329	$0	$97,685	$16,036	$37,622
Cost of Foreign Currency Held	$0	$0	$0	$441	$3,512	$3,151
Proceeds Received on Short Sales	$0	$0	$0	$43,258	$86,853	$43,829
Premiums Received on Written Options	$0	$0	$0	$69	$764	$2,992

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar-Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

$97,041	$947,103	$30,028,077	$1,766,330	$460,714	$575,318	$401,809	$374,455
0	0	0	0	0	0	0	0
305	31,080	528,102	4,734	52,149	33,712	3,049	70,527
1,369	32,224	373,811	15,542	31,498	494	14,810	6,815
624	4,221	74,859	3,919	29,184	27,646	15,761	24,676
353	7,003	67,277	1,505	245	3,126	868	655
14,866	415,799	6,102,928	395,446	48,127	188,806	68,519	47,154
0	0	0	0	0	0	0	0
0	3,111	855,522	12,710	102	0	849	743
36	14	61,648	541	31,829	148	108	831
568	5,040	208,544	11,705	1,756	2,354	2,084	2,370
0	0	0	0	0	0	0	0
17	64	1,280	85	17,257	24,096	8,958	54
0	0	0	0	0	0	0	0
347	2,060	63,050	2,093	198	4,382	2,408	452
206	13,101	28,059	785	297	2,559	850	473
205	11,268	157,923	6,283	161	1,466	1,172	655
0	10	422	0	0	0	134	178
115,937	1,472,098	38,551,502	2,221,678	673,517	864,107	521,379	530,038

$25,656	$160,073	$250,168	$0	$0	$117,581	$169,468	$108,001
19,616	417,474	1,732,455	180,300	218,506	60,330	77,267	81,027
0	0	0	0	0	0	0	0
212	16,248	14,801,837	736,932	106	0	5,497	2,316
9,934	416,816	6,154,870	347,939	9,420	165,138	48,609	28,443
20	309	84,660	846	7	867	172	15,055
0	0	0	0	0	0	0	0
0	0	8,274	0	0	0	0	0
151	1,433	24,021	675	84	1,773	1,558	582
19	155	3,139	393	144	107	72	104
13	106	3,624	213	82	127	52	67
0	7	1,216	14	0	36	16	3
0	5	1,390	16	1	33	11	13
305	1,054	26,741	1,947	1,067	8,674	1,289	14,436
2	0	0	0	5	0	0	0
294	7,892	93,699	5,008	127	1,220	1,355	935
382	4,465	50,218	2,132	374	3,290	1,342	994
2,456	43,829	226,604	11,287	620	18,914	5,694	2,622
3	599	1,315	253	2	1,100	823	7
59,063	1,070,465	23,464,231	1,287,955	230,545	379,190	313,225	254,605

$56,874	$401,633	$15,087,271	$933,723	$442,972	$484,917	$208,154	$275,433

$77,418	$475,191	$16,169,150	$1,028,809	$460,168	$784,288	$299,845	$256,672
(1,819)	7,616	(28,318)	(9,504)	2,471	9,565	6,520	4,697
(10,249)	(32,611)	(208,301)	(17,360)	9,072	(215,426)	(49,395)	28,105
(8,476)	(48,563)	(845,260)	(68,222)	(28,739)	(93,510)	(48,816)	(14,041)
$56,874	$401,633	$15,087,271	$933,723	$442,972	$484,917	$208,154	$275,433

$1,274	$4,966	$1,157,321	$27,544	$155	$4,192	$6,266	$18,002
55,600	396,667	13,929,950	906,179	442,817	480,725	201,888	257,431

182	589	110,682	5,055	17	561	791	1,850

$7.01	$8.44	$10.46	$5.45	$8.90	$7.47	$7.92	$9.73

$103,281	$973,785	$30,782,838	$1,827,056	$465,817	$624,999	$429,114	$393,630
$0	$0	$0	$0	$0	$0	$0	$0
$305	$31,080	$528,102	$4,734	$52,149	$33,712	$3,049	$70,527
$367	$7,251	$69,526	$1,551	$254	$3,229	$898	$680
$9,889	$413,663	$6,103,259	$345,152	$9,397	$163,102	$48,417	$28,470
$177	$1,408	$18,301	$429	$62	$2,228	$1,857	$668

Semiannual Report	September 30, 2008	147

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$20,867,283
Repurchase agreements, at value	1,578,122
Cash	2,343,902
Deposits with counterparty	251,812
Foreign currency, at value	41,056
Receivable for investments sold	5,353,198
Receivable for investments sold on a delayed-delivery basis	1,013,355
Receivable for Fund shares sold	26,792
Interest and dividends receivable	120,687
Variation margin receivable	47
Swap premiums paid	47,338
Unrealized appreciation on foreign currency contracts	28,725
Unrealized appreciation on swap agreements	195,091
Other assets	1,681
31,869,089

Liabilities:
Payable for the reverse repurchase agreements	$2,355,061
Payable for investments purchased	5,936,778
Payable for investments purchased on a delayed-delivery basis	9,789,135
Payable for short sales	2,575,447
Payable for Fund shares redeemed	39,964
Dividends payable	5
Written options outstanding	53,422
Accrued investment advisory fee	4,835
Accrued administrative fee	3,230
Accrued distribution fee	841
Accrued servicing fee	808
Variation margin payable	21,389
Swap premiums received	66,775
Unrealized depreciation on foreign currency contracts	45,963
Unrealized depreciation on swap agreements	663,688
Other liabilities	100,475
21,657,816

Net Assets	$10,211,273

Net Assets Consist of:
Paid in capital	$10,930,610
Undistributed net investment income	799,992
Accumulated undistributed net realized (loss)	(438,543)
Net unrealized (depreciation)	(1,080,786)
$10,211,273

Net Assets:
Class D	$880,479
Other Classes	9,330,794

Shares Issued and Outstanding:
Class D	64,870

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$13.57

Cost of Investments Owned	$21,508,767
Cost of Repurchase Agreements Owned	$1,578,122
Cost of Foreign Currency Held	$42,156
Proceeds Received on Short Sales	$2,568,538
Premiums Received on Written Options	$39,183

148	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)

Investment Income:
Interest	$120	$44	$235	$12,721	$8,121	$18,141	$2,450
Dividends	0	0	1	247	361	61	0
Dividends from Affiliate investments	328,653	25,555	0	0	0	0	0
Miscellaneous income	0	0	0	0	4	5	0
Total Income	328,773	25,599	236	12,968	8,486	18,207	2,450

Expenses:
Investment advisory fees	13,622	1,195	31	1,801	791	1,430	143
Administrative fees	9,933	1,559	12	704	439	697	94
Servicing fees - Class D	423	57	0	0	0	12	2
Distribution and/or servicing fees - Other Classes	9,685	1,606	0	0	0	82	3
Trustees’ fees	0	0	0	1	0	0	0
Organization expense	0	0	22	21	0	0	0
Interest expense	7	2,117	0	462	503	2,112	354
Miscellaneous expense	0	0	0	0	1	2	2
Total Expenses	33,670	6,534	65	2,989	1,734	4,335	598
Reimbursement by Manager	(1,352)	0	(22)	(8)	0	0	0
Net Expenses	32,318	6,534	43	2,981	1,734	4,335	598

Net Investment Income	296,455	19,065	193	9,987	6,752	13,872	1,852

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(9)	799	186	3,977	80
Net realized (loss) on Affiliate investments	(166,835)	(3,019)	0	0	0	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	0	125	37,613	(42,869)	(64,848)	(10,962)
Net realized gain (loss) on foreign currency transactions	0	0	0	(60)	986	2,646	888
Net change in unrealized appreciation (depreciation) on investments	0	0	(583)	(32,421)	(18,839)	(55,123)	(5,952)
Net change in unrealized (depreciation) on Affiliate investments	(1,461,755)	(118,990)	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	(89)	(36,776)	(4,976)	(770)	(5,131)
Net change in unrealized appreciation (depreciation) on securities sold short	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(379)	(599)	(461)	(781)
Net (Loss)	(1,628,590)	(122,009)	(556)	(31,224)	(66,111)	(114,579)	(21,858)

Net (Decrease) in Net Assets Resulting from Operations	$(1,332,135)	$(102,944)	$(363)	$(21,237)	$(59,359)	$(100,707)	$(20,006)

Semiannual Report	September 30, 2008	149

Statements of Operations  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Investment Income:
Interest	$14,101	$408,891	$22,591	$4,018	$14,908	$11,112	$7,487
Dividends	251	1,066	9	4	1,060	84	21
Miscellaneous income	10	103	1	0	6	2	1
Total Income	14,362	410,060	22,601	4,022	15,974	11,198	7,509

Expenses:
Investment advisory fees	817	19,551	2,007	433	805	491	577
Administrative fees	569	22,417	1,105	247	950	362	369
Servicing fees - Class D	9	1,450	39	0	7	9	15
Distribution and/or servicing fees - Other Classes	87	14,582	147	1	497	187	66
Trustees’ fees	0	9	0	0	0	0	0
Interest expense	2,659	174	5	92	1,393	2,469	711
Miscellaneous expense	1	32	2	5	1	1	1
Total Expenses	4,142	58,215	3,305	778	3,653	3,519	1,739

Net Investment Income	10,220	351,845	19,296	3,244	12,321	7,679	5,770

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	713	(647,152)	(20,106)	1,622	(1,199)	1,055	1,244
Net realized gain (loss) on futures contracts, written options and swaps	(59,418)	125,955	12,285	12,372	(40,931)	(13,884)	24,030
Net realized gain on foreign currency transactions	27,232	92,371	2,239	403	8,259	2,235	1,602
Net change in unrealized (depreciation) on investments	(31,902)	(906,012)	(64,572)	(4,925)	(37,743)	(28,539)	(20,789)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(36,187)	(77,987)	(31,336)	(24,563)	(36,720)	(16,805)	3,745
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	12,703	(35,426)	(2,227)	(183)	(6,608)	(2,158)	(1,201)
Net Gain (Loss)	(86,859)	(1,448,251)	(103,717)	(15,274)	(114,942)	(58,096)	8,631

Net Increase (Decrease) in Net Assets Resulting from Operations	$(76,639)	$(1,096,406)	$(84,421)	$(12,030)	$(102,621)	$(50,417)	$14,401

150	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$333,203
Dividends	259
Miscellaneous income	79
Total Income	333,541

Expenses:
Investment advisory fees	37,593
Administrative fees	25,210
Servicing fees - Class D	1,615
Distribution and/or servicing fees - Other Classes	11,483
Trustees' fees	8
Interest expense	2,698
Miscellaneous expense	29
Total Expenses	78,636
Reimbursement by Manager	(5,222)
Net Expenses	73,414

Net Investment Income	260,127
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	180,918
Net realized (loss) on futures contracts, written options and swaps	(1,851,791)
Net realized gain on foreign currency transactions	83,178
Net change in unrealized (depreciation) on investments	(1,549,187)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(177,931)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(33,412)
Net (Loss)	(3,348,225)

Net (Decrease) in Net Assets Resulting from Operations	$(3,088,098)

Semiannual Report	September 30, 2008	151

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental Advantage Tax Efficient Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$296,455	$982,396	$19,065	$48,518	$193	$6
Net realized gain (loss)	0	0	0	0	116	24
Net realized (loss) on Affiliate investments	(166,835)	(79,686)	(3,019)	(3,616)	0	0
Net capital gain distributions received from Underlying Funds	0	21,213	0	992	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	(672)	(37)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,461,755)	(141,480)	(118,990)	22,157	0	0
Net increase (decrease) resulting from operations	(1,332,135)	782,443	(102,944)	68,051	(363)	(7)

Distributions to Shareholders:
From net investment income
Class D	(5,696)	(22,452)	(603)	(1,118)	0	0
Other Classes	(286,369)	(992,780)	(16,512)	(49,074)	0	0
From net realized capital gains
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(292,065)	(1,015,232)	(17,115)	(50,192)	0	0

Fund Share Transactions:
Receipts for shares sold
Class D	93,175	93,384	25,751	27,652	43	0
Other Classes	2,609,903	4,367,452	713,204	437,197	5,011	10,998
Issued as reinvestment of distributions
Class D	5,167	20,792	481	685	0	0
Other Classes	256,346	884,966	12,226	36,076	0	0
Cost of shares redeemed
Class D	(82,616)	(111,281)	(11,784)	(6,699)	(32)	0
Other Classes	(1,395,581)	(2,656,903)	(188,018)	(239,984)	(9,273)	0
Net increase (decrease) resulting from Fund share transactions	1,486,394	2,598,410	551,860	254,927	(4,251)	10,998

Fund Redemption Fee	17	55	12	6	0	0

Total Increase (Decrease) in Net Assets	(137,789)	2,365,676	431,813	272,792	(4,614)	10,991

Net Assets:
Beginning of period	14,904,185	12,538,509	962,946	690,154	10,991	0
End of period*	$14,766,396	$14,904,185	$1,394,759	$962,946	$6,377	$10,991

*Including undistributed (overdistributed) net investment income of:	$30,160	$25,770	$2,501	$551	$231	$38

152	PIMCO Funds	See Accompanying Notes

Fundamental Advantage Total Return Strategy Fund		Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)

Six Months Ended September 30, 2008 (Unaudited)	Period from February 29, 2008 to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$9,987	$120	$6,752	$25,391	$13,872	$28,975	$1,852	$3,123
38,352	758	(41,697)	(22,851)	(58,225)	(10,762)	(9,994)	(5,050)
0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0

(69,576)	(33)	(24,414)	(45,039)	(56,354)	(39,818)	(11,864)	1,222

0	0	0	0	0	0	0	0

(21,237)	845	(59,359)	(42,499)	(100,707)	(21,605)	(20,006)	(705)

0	0	0	0	0	(135)	0	(13)
(571)	0	(200)	(7,435)	(300)	(7,949)	(50)	(2,684)

0	0	0	0	0	0	0	0
0	0	0	(1,681)	0	0	0	0

0	0	0	0	0	(513)	0	(25)
0	0	0	(21,802)	0	(29,490)	0	(2,853)

(571)	0	(200)	(30,918)	(300)	(38,087)	(50)	(5,575)

10	0	91	0	2,484	3,841	1,558	1,139
369,122	361,737	11,557	254,095	48,685	163,646	2,531	39,962

0	0	0	0	0	641	0	31
571	0	188	29,362	276	33,832	40	5,524

0	0	(74)	0	(3,365)	(4,062)	(358)	(1,062)
(13,032)	(982)	(63,017)	(318,675)	(50,378)	(197,042)	(2,389)	(21,627)

356,671	360,755	(51,255)	(35,218)	(2,298)	856	1,382	23,967

0	0	0	18	0	8	0	7

334,863	361,600	(110,814)	(108,617)	(103,305)	(58,828)	(18,674)	17,694

361,600	0	378,503	487,120	557,576	616,404	75,548	57,854
$696,463	$361,600	$267,689	$378,503	$454,271	$557,576	$56,874	$75,548

$9,881	$465	$28,980	$22,428	$45,408	$31,836	$(1,819)	$(3,621)

Semiannual Report	September 30, 2008	153

Statements of Changes in Net Assets  (Cont.)

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Real Return Fund		RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,220	$25,580	$351,845	$646,908	$19,296	$8,708
Net realized gain (loss)	(31,473)	(72,189)	(428,826)	912,700	(5,582)	(44,930)
Net change in unrealized appreciation (depreciation)	(55,386)	(2,414)	(1,019,425)	70,875	(98,135)	35,512
Net increase (decrease) resulting from operations	(76,639)	(49,023)	(1,096,406)	1,630,483	(84,421)	(710)

Distributions to Shareholders:
From net investment income
Class D	0	(430)	(23,514)	(42,761)	0	(670)
Other Classes	(200)	(15,040)	(305,717)	(572,548)	1	(20,035)
From net realized capital gains
Class D	0	(71)	0	(27,797)	0	0
Other Classes	0	(2,799)	0	(362,984)	0	0

Total Distributions	(200)	(18,340)	(329,231)	(1,006,090)	1	(20,705)

Fund Share Transactions:
Receipts for shares sold
Class D	476	20,459	352,217	443,918	51,717	4,530
Other Classes	258,483	36,132	3,621,168	5,945,232	610,174	366,010
Issued as reinvestment of distributions
Class D	0	431	21,828	65,759	0	570
Other Classes	200	17,567	260,657	776,894	0	18,748
Cost of shares redeemed
Class D	(3,786)	(14,530)	(231,243)	(304,235)	(26,693)	(5,820)
Other Classes	(35,308)	(328,885)	(2,996,764)	(3,992,114)	(95,630)	(72,881)
Net increase (decrease) resulting from Fund Share transactions	220,065	(268,826)	1,027,863	2,935,454	539,568	311,157

Fund Redemption Fee	0	51	2	61	53	17

Total Increase (Decrease) in Net Assets	143,226	(336,138)	(397,772)	3,559,908	455,201	289,759

Net Assets:
Beginning of period	258,407	594,545	15,485,043	11,925,135	478,522	188,763
End of period*	$401,633	$258,407	$15,087,271	$15,485,043	$933,723	$478,522

*Including undistributed (overdistributed) net investment income of:	$7,616	$(2,404)	$(28,318)	$(50,932)	$(9,504)	$(28,801)

154	PIMCO Funds	See Accompanying Notes

Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$3,244	$1,174	$12,321	$43,234	$7,679	$16,358	$5,770	$7,479
14,397	(4,875)	(33,871)	(52,251)	(10,594)	(6,146)	26,876	16,879

(29,671)	585	(81,071)	(19,416)	(47,502)	(5,561)	(18,245)	5,771

(12,030)	(3,116)	(102,621)	(28,433)	(50,417)	4,651	14,401	30,129

0	(13)	(257)	(347)	(97)	(294)	(104)	(58)
(901)	(1,185)	(29,612)	(47,964)	(3,378)	(19,018)	(2,032)	(7,876)

0	(4)	0	0	0	(523)	0	0
0	(353)	0	0	0	(29,711)	0	0

(901)	(1,555)	(29,869)	(48,311)	(3,475)	(49,546)	(2,136)	(7,934)

80	334	1,213	1,097	1,963	5,697	15,526	11,168
448,767	24,050	51,195	280,673	26,845	166,369	102,570	138,602

0	18	232	328	94	771	101	49
901	1,534	26,129	43,016	3,239	46,801	1,990	7,849

(54)	(248)	(1,402)	(5,399)	(1,326)	(2,125)	(7,625)	(2,128)
(21,280)	(5,236)	(193,195)	(425,091)	(18,489)	(276,756)	(99,046)	(85,553)

428,414	20,452	(115,828)	(105,376)	12,326	(59,243)	13,516	69,987

2	0	251	4	0	1	11	7

415,485	15,781	(248,067)	(182,116)	(41,566)	(104,137)	25,792	92,189

27,487	11,706	732,984	915,100	249,720	353,857	249,641	157,452
$442,972	$27,487	$484,917	$732,984	$208,154	$249,720	$275,433	$249,641

$2,471	$128	$9,565	$27,113	$6,520	$2,316	$4,697	$1,063

Semiannual Report	September 30, 2008	155

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$260,127	$516,618
Net realized gain (loss)	(1,587,695)	2,796,558
Net change in unrealized appreciation (depreciation)	(1,760,530)	177,663
Net increase (decrease) resulting from operations	(3,088,098)	3,490,839

Distributions to Shareholders:
From net investment income
Class D	(33,652)	(65,837)
Other Classes	(349,861)	(706,446)
From net realized capital gains
Class D	0	0
Other Classes	0	0

Total Distributions	(383,513)	(772,283)

Fund Share Transactions:
Receipts for shares sold
Class D	306,537	500,993
Other Classes	2,511,678	3,739,111
Issued as reinvestment of distributions
Class D	29,139	56,459
Other Classes	279,363	548,207
Cost of shares redeemed
Class D	(471,544)	(495,715)
Other Classes	(2,892,496)	(5,012,205)
Net (decrease) resulting from Fund share transactions	(237,323)	(663,150)

Fund Redemption Fee	992	755

Total Increase (Decrease) in Net Assets	(3,707,942)	2,056,161

Net Assets:
Beginning of period	13,919,215	11,863,054
End of period*	$10,211,273	$13,919,215

*Including undistributed net investment income of:	$799,992	$923,378

156	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(100,707)	$(20,006)	$(76,639)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,534,177)	(219,724)	(4,238,362)
Proceeds from sales of long-term securities	1,553,231	231,709	4,141,856
Purchases of short-term portfolio investments, net	86,595	12,596	(32,310)
(Decrease) in deposits with counterparty	1,783	360	5,884
Increase (Decrease) in interest receivable	526	(20)	1,875
(Decrease) in receivable for investments sold	46,683	6,541	7,687
(Decrease) in payable for investments purchased	(24,079)	(9,244)	(13,208)
(Decrease) in swap premiums received	(69,870)	(11,406)	(58,604)
Increase (Decrease) in investment advisory fee	(34)	(4)	64
Increase (Decrease) in administrative fee	(16)	(2)	41
Increase (Decrease) in distribution fee	(3)	0	(4)
Increase (Decrease) in servicing fee	(2)	0	(3)
Increase in recoupment payable to manager	1	2	0
Increase in other liability	1,000	0	500
Payment from futures transactions	2,798	631	4,580
Payment from currency transactions	2,499	873	27,471
Payment (Proceeds) from short sale transactions	(944)	3,295	71,863
Unrealized (depreciation) on investments	56,354	11,864	55,386
Net realized gain (loss) on investments	58,225	9,994	31,473
Net amortization on investments	(232)	4	(39)
Net cash used for operating activities	79,631	17,463	(70,489)

Cash flows received from financing activities:
Proceeds from shares sold	23,768	4,064	261,861
Payment on shares redeemed	(54,295)	(2,727)	(39,078)
Cash dividend paid*	(24)	(10)	0
Net (repayment) of reverse repurchase agreements	(28,714)	(17,394)	(119,020)
Net cash received from financing activities	(59,265)	(16,067)	103,763

Net Increase in Cash and Foreign Currency	20,366	1,396	33,274

Cash and Foreign Currency:
Beginning of period	8,826	326	5,953
End of period	$29,192	$1,722	$39,227

* Reinvestment of dividends	$276	$40	$200

Semiannual Report	September 30, 2008	157

Statements of Cash Flows  (Cont.)

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(102,621)	$(50,417)	$14,401

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,100,277)	(888,914)	(723,700)
Proceeds from sales of long-term securities	1,169,717	931,074	555,039
Purchases of short-term portfolio investments, net	132,874	47,854	(761)
Increase (Decrease) in deposits with counterparty	30,074	784	(8,185)
Increase (Decrease) in interest receivable	1,448	519	(953)
Increase in receivable for investments sold	(167,404)	(14,302)	(33,366)
Increase in other asset	0	0	(178)
Increase in payable for investments purchased	40,667	56,618	50,097
Increase (Decrease) in swap premiums received	(4,325)	(884)	649
Increase (Decrease) in investment advisory fee	(35)	(7)	19
Increase (Decrease) in administrative fee	(39)	(6)	13
Increase (Decrease) in distribution fee	(10)	(4)	2
Increase (Decrease) in servicing fee	(7)	(3)	3
Increase in recoupment payable to manager	0	0	0
Increase in other liability	1,100	750	0
Payment (Proceeds) from futures transactions	(78,489)	(34,804)	42,317
Payment from currency transactions	7,909	2,206	1,574
Payment (Proceeds) from short sale transactions	151,052	(6,382)	16,712
Unrealized (depreciation) on investments	81,071	47,502	18,245
Net realized gain (loss) on investments	33,871	10,594	(26,876)
Net amortization on investments	(474)	2	(96)
Net cash used for operating activities	196,102	102,180	(95,044)

Cash flows received from financing activities:
Proceeds from shares sold	76,207	28,780	118,313
Payment on shares redeemed	(196,571)	(21,544)	(92,605)
Cash dividend paid*	(3,508)	(142)	(45)
Net borrowing (repayment) of reverse repurchase agreements	(72,153)	(99,006)	75,214
Net cash received from financing activities	(196,025)	(91,912)	100,877

Net Increase in Cash and Foreign Currency	77	10,268	5,833

Cash and Foreign Currency:
Beginning of period	3,543	5,410	1,637
End of period	$3,620	$15,678	$7,470

* Reinvestment of dividends	$23,361	$3,333	$2,091

158	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2008

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/

performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(p), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Semiannual Report	September 30, 2008	159

Notes to Financial Statements  (Cont.)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss.

160	PIMCO Funds

(Unaudited) September 30, 2008

Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the

Semiannual Report	September 30, 2008	161

Notes to Financial Statements  (Cont.)

short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment

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grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements   Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees

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Notes to Financial Statements  (Cont.)

to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2008, there were no open unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(t) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due

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to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund®(the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2008, net assets of the CRRS Fund were approximately $10 billion, of which approximately $1.049 billion, or approximately 10%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset and All Asset All Authority Funds, and as the sub-adviser to the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	(2)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.40%	(2)	0.15%	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	(3)	0.30%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	(4)	0.35%	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%		0.35%	0.40%
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%		0.35%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20% per annum.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $2,587,247 representing commissions (sales charges) and contingent deferred sales charges.

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(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM , Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—
Fundamental IndexPLUSTM Fund	0.65%	0.90%	—	—	1.05%	—
Fundamental IndexPLUSTM TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$43
Fundamental Advantage Total Return Strategy Fund	25
Fundamental IndexPLUSTM Fund	22
Fundamental IndexPLUSTM TR Fund	22
International StocksPLUS® TR Strategy Fund (Unhedged)	57
Small Cap StocksPLUS® TR Fund	59

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to

Semiannual Report	September 30, 2008	167

Notes to Financial Statements  (Cont.)

another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Fundamental IndexPLUS™ Fund	$0	$32,601
Real Return Fund	35,723	0
StocksPLUS® Fund	0	24,927
StocksPLUS® Total Return Fund	0	2,185

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds.

The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$137,273	$0	$(77,985)	$338,833	$5,580	$0
Developing Local Markets Fund	1,493,542	244,602	166,759	(72,302)	1,445,488	30,714	986
Diversified Income Fund	464,645	13,273	39,892	(59,118)	392,804	13,219	(1,278)
Emerging Local Bond Fund	1,281,544	333,774	101,158	(137,152)	1,384,159	39,767	(661)
Emerging Markets Bond Fund	1,041,342	34,345	105,913	(105,647)	855,726	32,650	(8,529)
Floating Income Fund	1,225,654	291,447	1,196,713	(66,115)	307,952	24,972	(110,846)
Foreign Bond Fund (Unhedged)	54,551	438	44,955	(438)	6,549	437	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	269,871	11,654	(16,970)	557,817	459	(12)
Fundamental IndexPLUS™ Fund	232,188	130	31,111	(63,888)	163,851	130	(5,785)
Fundamental IndexPLUS™ TR Fund	351,649	25,471	10,640	(93,038)	300,602	214	(1,950)
Global Bond Fund (Unhedged)	28,372	323	18,734	(598)	7,358	322	78
GNMA Fund	124,316	2,765	0	2,360	125,550	2,749	0
High Yield Fund	338,463	81,590	10,708	(60,613)	354,300	13,717	(61)
Income Fund	199,483	29,373	0	(16,419)	213,960	6,480	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	35	0	(15,998)	38,413	35	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	21,034	(78,038)	333,151	174	(1,702)
Investment Grade Corporate Bond Fund	0	1,161,789	0	(73,137)	1,088,652	9,537	0
Long Duration Total Return Fund	101,224	256,712	16,887	(24,567)	315,121	5,878	(197)
Long-Term U.S. Government Fund	494,621	38,304	510,594	762	11,046	2,536	11,649
Low Duration Fund	839,047	54,260	847,645	(2,055)	43,066	3,318	3,092
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	1,748,003	156,920	(198,086)	3,065,999	56,154	(5,459)
Real Return Fund	1,839,314	405,874	695,186	(82,157)	1,401,741	38,784	(23,708)
RealEstateRealReturn Strategy Fund	342,055	468,956	60,432	(49,623)	691,009	0	(8,176)
Short-Term Fund	23,677	249	12,086	(341)	11,653	248	(128)
Small Cap StocksPLUS® TR Fund	12,084	381,705	14,393	(11,532)	368,858	734	(732)
StocksPLUS® Fund	12,854	637	0	(2,997)	10,534	637	0
StocksPLUS® Total Return Fund	53,961	779	0	(14,943)	43,513	779	0
Total Return Fund	1,025,404	142,131	613,360	(14,112)	505,828	23,170	(18,764)
CommodityRealReturn Strategy Fund®	463,269	50,345	4,730	(8,249)	384,511	14,101	(247)
Totals	$14,894,363	$6,402,614	$4,900,344	$(1,342,996)	$14,768,044	$328,653	$(166,835)

168	PIMCO Funds

(Unaudited) September 30, 2008

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$8,241	$24,890	$0	$(3,153)	$30,375	$198	$0
Developing Local Markets Fund	103,194	45,379	4,317	(9,747)	132,694	2,402	(2)
Diversified Income Fund	28,119	3,097	2,426	(3,663)	25,921	795	(87)
Emerging Local Bond Fund	70,806	72,565	3,568	(10,955)	128,848	2,869	2
Emerging Markets Bond Fund	75,871	12,121	1,801	(9,820)	76,560	2,599	(141)
European StocksPLUS® TR Strategy Fund	2,162	0	1,000	(470)	990	0	(172)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	2,202	0	(4,161)	11,912	0	0
Floating Income Fund	4,525	25,220	30,033	0	0	196	119
Foreign Bond Fund (Unhedged)	25,527	2,781	16,543	(932)	9,398	291	315
Fundamental Advantage Total Return Strategy Fund	11,330	54,959	0	(2,013)	64,219	53	0
Fundamental IndexPLUS™ Fund	18,964	1	18,324	(352)	910	1	(2,206)
Fundamental IndexPLUS™ TR Fund	17,645	2,586	17,081	(214)	3,437	1	(775)
Global Bond Fund (Unhedged)	282	5	0	(16)	244	5	0
GNMA Fund	1	0	0	0	1	0	0
High Yield Fund	18,940	21,367	0	(4,551)	35,987	909	0
Income Fund	44,132	3,466	841	(3,703)	43,648	1,364	(21)
Investment Grade Corporate Bond Fund	0	160,343	0	(9,896)	150,447	1,282	0
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	0	(5,532)	16,118	0	0
Long Duration Total Return Fund	6,870	21,076	0	(1,879)	25,978	435	0
Long-Term U.S. Government Fund	30,767	253	25,764	264	4,191	253	1,019
Low Duration Fund	2,720	222	2,149	(34)	739	26	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	230,685	7,586	(27,395)	336,895	5,401	(359)
Real Return Fund	136,230	24,087	80,469	(3,236)	71,854	2,245	(1,126)
RealEstateRealReturn Strategy Fund	19,515	43,547	7,415	(2,406)	51,910	0	(1,104)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	7,782	0	(673)	9,474	17	0
StocksPLUS® Fund	1,369	68	0	(441)	1,122	68	0
StocksPLUS® Total Return Fund	2,195	32	0	(635)	1,770	32	0
StocksPLUS® TR Short Strategy Fund	191,557	62,420	62,803	21,024	200,490	1,692	1,916
Total Return Fund	52,106	7,146	13,953	(2,315)	42,601	1,241	(432)
CommodityRealReturn Strategy Fund®	30,831	18,600	0	(5,219)	37,356	1,179	0
Totals	$1,084,466	$849,901	$296,269	$(92,123)	$1,516,090	$25,555	$(3,019)

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

8.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	169

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,402,614	$4,900,344
All Asset All Authority Fund	0	0	849,901	296,269
Fundamental Advantage Tax Efficient Strategy Fund	0	0	13,753	9,576
Fundamental Advantage Total Return Strategy Fund	1,275,157	953,472	449,092	21,858
Fundamental IndexPLUSTM Fund	642,299	628,367	46,409	75,141
Fundamental IndexPLUSTM TR Fund	1,441,385	1,460,110	92,801	48,947
International StocksPLUS® TR Strategy Fund (Unhedged)	208,521	222,976	11,204	6,837
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,043,958	4,058,970	194,537	89,637
Real Return Fund	152,570,905	147,625,620	3,472,066	1,137,450
RealEstateRealReturn Strategy Fund	8,097,126	7,235,445	223,773	18,278
Small Cap StocksPLUS® TR Fund	708,939	399,767	113,437	2,711
StocksPLUS® Fund	1,037,251	996,518	63,025	136,621
StocksPLUS® Total Return Fund	859,610	883,026	29,304	20,625
StocksPLUS® TR Short Strategy Fund	659,508	523,103	64,192	20,656
CommodityRealReturn Strategy Fund®	130,985,586	131,633,733	3,969,528	3,060,830

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2008 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2008, the AAAA Fund was paying interest at 3.48%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 09/30/2008
$125,000	$125,000	$2,117	$364	$125,000

Subsequent to September 30, 2008, the revolving credit agreement with CNAI was terminated. The AAAA Fund has engaged in discussions with separate potential counterparties to enter into an alternative senior secured revolving line of credit facility.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and All Asset All Authority Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

170	PIMCO Funds

(Unaudited) September 30, 2008

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
All Asset Fund	$3,122	$(1,346,118)	$(1,342,996)
All Asset All Authority Fund	21,288	(113,411)	(92,123)
Fundamental Advantage Tax Efficient Strategy Fund	1	(570)	(569)
Fundamental Advantage Total Return Strategy Fund	5,646	(37,183)	(31,537)
Fundamental IndexPLUSTM Fund	748	(30,852)	(30,104)
Fundamental IndexPLUSTM TR Fund	5,076	(54,628)	(49,552)
International StocksPLUS® TR Strategy Fund (Unhedged)	291	(6,531)	(6,240)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,392	(34,074)	(26,682)
Real Return Fund	196,481	(951,242)	(754,761)
RealEstateRealReturn Strategy Fund	7,443	(68,169)	(60,726)
Small Cap StocksPLUS® TR Fund	2,745	(7,848)	(5,103)
StocksPLUS® Fund	4,091	(53,772)	(49,681)
StocksPLUS® Total Return Fund	1,496	(28,801)	(27,305)
StocksPLUS® TR Short Strategy Fund	2,036	(21,211)	(19,175)
CommodityRealReturn Strategy Fund®	79,096	(720,580)	(641,484)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2008	171

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	7,460	$93,175	7,294	$93,384	2,381	$25,751	2,526	$27,652
Other Classes	210,104	2,609,903	339,701	4,367,452	66,112	713,204	40,127	437,197
Issued as reinvestment of distributions
Class D	430	5,167	1,645	20,792	46	481	64	685
Other Classes	21,286	256,346	69,839	884,966	1,165	12,226	3,395	36,076
Cost of shares redeemed
Class D	(6,669)	(82,616)	(8,691)	(111,281)	(1,098)	(11,784)	(624)	(6,699)
Other Classes	(113,341)	(1,395,581)	(206,953)	(2,656,903)	(17,492)	(188,018)	(22,280)	(239,984)
Net increase (decrease) resulting from Fund share transactions	119,270	$1,486,394	202,835	$2,598,410	51,114	$551,860	23,208	$254,927

	International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS ® TR Strategy Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	157	$1,558	112	$1,139	49	$476	1,632	$20,459
Other Classes	285	2,531	3,880	39,962	25,991	258,483	2,957	36,132
Issued as reinvestment of distributions
Class D	0	0	3	31	0	0	35	431
Other Classes	4	40	540	5,524	19	200	1,430	17,567
Cost of shares redeemed
Class D	(42)	(358)	(101)	(1,062)	(379)	(3,786)	(1,214)	(14,529)
Other Classes	(262)	(2,389)	(2,186)	(21,627)	(3,594)	(35,308)	(28,285)	(328,886)
Net increase (decrease) resulting from Fund share transactions	142	$1,382	2,248	$23,967	22,086	$220,065	(23,445)	$(268,826)

	StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	198	$1,963	495	$5,697	1,651	$15,526	1,223	$11,168
Other Classes	2,756	26,845	13,820	166,369	10,901	102,570	15,847	138,602
Issued as reinvestment of distributions
Class D	11	94	67	771	11	101	6	49
Other Classes	367	3,239	4,077	46,801	211	1,990	963	7,849
Cost of shares redeemed
Class D	(133)	(1,326)	(181)	(2,125)	(818)	(7,625)	(252)	(2,128)
Other Classes	(1,925)	(18,489)	(23,171)	(276,756)	(10,261)	(99,046)	(10,086)	(85,553)
Net increase (decrease) resulting from Fund share transactions	1,274	$12,326	(4,893)	$(59,243)	1,695	$13,516	7,701	$69,987

172	PIMCO Funds

(Unaudited) September 30, 2008

Fundamental Advantage Tax Efficient Strategy Fund				Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund
Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008		Six Months Ended 09/30/2008		Period from 02/29/2008 to 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4	$43	0	$0	1	$10	0	$0	9	$91	0	$0	262	$2,484	370	$3,841
501	5,011	1,101	10,998	37,368	369,122	36,257	361,737	1,226	11,557	22,114	254,095	6,087	48,685	15,485	163,646

0	0	0	0	0	0	0	0	0	0	0	0	0	0	62	641
0	0	0	0	58	571	0	0	19	188	2,721	29,362	30	276	3,284	33,832

(3)	(32)	0	0	0	0	0	0	(7)	(74)	0	0	(363)	(3,365)	(382)	(4,062)
(922)	(9,273)	0	0	(1,295)	(13,032)	(99)	(982)	(6,662)	(63,017)	(29,699)	(318,675)	(5,485)	(50,378)	(18,585)	(197,042)

(420)	$(4,251)	1,101	$10,998	36,132	$356,671	36,158	$360,755	(5,415)	$(51,255)	(4,864)	$(35,218)	531	$(2,298)	234	$856

Real Return Fund				RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

31,518	$352,217	39,632	$443,918	8,436	$51,717	721	$4,530	9	$80	31	$334	132	$1,213	99	$1,097
323,870	3,621,168	533,738	5,945,232	102,596	610,174	62,472	366,010	48,724	448,767	2,292	24,050	5,153	51,195	24,962	280,673

1,976	21,828	6,035	65,759	0	0	96	570	0	0	2	18	27	232	31	328
23,589	260,657	71,260	776,894	0	0	3,198	18,748	94	901	152	1,534	3,006	26,129	3,930	43,016

(20,750)	(231,243)	(27,909)	(304,235)	(4,573)	(26,693)	(885)	(5,820)	(6)	(54)	(29)	(248)	(152)	(1,402)	(488)	(5,399)
(269,131)	(2,996,764)	(365,792)	(3,992,114)	(16,834)	(95,630)	(11,386)	(72,881)	(2,178)	(21,280)	(522)	(5,236)	(18,972)	(193,195)	(37,731)	(425,091)

91,072	$1,027,863	256,964	$2,935,454	89,625	$539,568	54,216	$311,157	46,643	$428,414	1,926	$20,452	(10,806)	$(115,828)	(9,197)	$(105,376)

CommodityRealReturn Strategy Fund®
Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount

16,556	$306,537	29,964	$500,993
139,260	2,511,678	228,805	3,739,111

1,732	29,139	3,565	56,459
16,709	279,363	34,723	548,207

(26,681)	(471,544)	(31,632)	(495,715)
(160,337)	(2,892,496)	(317,940)	(5,012,205)

(12,761)	$(237,323)	(52,515)	$(663,150)

Semiannual Report	September 30, 2008	173

Notes to Financial Statements  (Cont.)

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in

1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

174	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	175

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

176	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2008	177

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

178	PIMCO Funds

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

Semiannual Report	September 30, 2008	179

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

180	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                  AZ693SA_23340

Share Classes | Institutional ▪ Administrative ▪ P

Semiannual Report September 30, 2008

PIMCO FUNDS

Municipal Bond Funds

A company of Allianz Global Investors

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		14
Statements of Assets and Liabilities		18
Statements of Operations		19
Statements of Changes in Net Assets		20
Notes to Financial Statements		46
Glossary		56
Privacy Policy		57
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		58

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	22
California Short Duration Municipal Income Fund	7	25
High Yield Municipal Bond Fund	8	27
Municipal Bond Fund	9	33
New York Municipal Bond Fund	10	39
Short Duration Municipal Income Fund	11	42

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

■

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to

2	PIMCO Funds	Municipal Bond Funds

end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

■

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

■	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

■

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

■

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

■

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses—the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the following Funds were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). The Class P Shares of the following Funds were first offered in (month/year): Municipal Bond Fund (4/08), Short Duration Municipal Income Fund (4/08), California Intermediate Municipal Bond Fund (4/08), High Yield Municipal Bond Fund (4/08), and California Short Duration Municipal Income Fund (5/08). All other Funds in this Semiannual Report do not currently offer Administrative Class and Class P Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds	Municipal Bond Funds

Important Information About the Funds (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	5

PIMCO California Intermediate Municipal Bond Fund	Institutional Class	PCIMX
	Administrative Class	PCMMX
	Class P	PCIPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	82.9%
Puerto Rico	9.9%
Virgin Islands	3.0%
Corporate Bonds & Notes	2.2%
Other	2.0%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	-2.85%	-3.24%	1.79%	3.64%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	-2.97%	-3.49%	1.53%	3.38%
PIMCO California Intermediate Municipal Bond Fund Class P	-2.90%	-3.35%	1.69%	3.55%
Lehman Brothers California Intermediate Municipal Bond Index	-0.27%	2.52%	3.29%	4.82%
Lipper California Intermediate Municipal Debt Funds Average	-2.00%	-1.17%	1.93%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.445% for the Institutional Class shares and 0.695% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.545% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$971.55	$970.34	$964.57		$1,022.81	$1,021.56	$1,022.31
Expenses Paid During Period†	$2.22	$3.46	$2.26		$2.28	$3.55	$2.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.445% for Institutional Class, 0.695% for Administrative Class and 0.545% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields in California increased across the yield curve, including intermediate to long maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 4.17%. The yield was 7.07% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.69% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Yield-curve positioning enhanced performance as the yield curve steepened over the period.

»	California municipal bonds slightly underperformed the broader national market for the period.

»	Exposure to tobacco-related municipal bonds detracted from performance as these securities underperformed over the period.

6	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund	Institutional Class	PCDIX
	Class P	PCDPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	96.2%
Puerto Rico	3.1%
Corporate Bonds & Notes	0.7%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.35%	2.12%	2.75%
PIMCO California Short Duration Municipal Income Fund Class P	0.31%	2.02%	2.65%
Lehman Brothers California 1 Year Municipal Bond Index	1.15%	4.31%	3.95%
Lipper California Short/Intermediate Municipal Debt Funds Average	-0.54%	0.29%	1.56%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.35% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.45% Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,003.49	$998.63		$1,023.31	$1,022.81
Expenses Paid During Period†	$1.76	$1.52		$1.78	$2.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for Institutional Class and 0.45% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 124/365 for Class Pà (to reflect the inception date of 05/30/08 for the Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»

The Fund’s effective duration was managed slightly below that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California increased across the yield curve, including shorter maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 2.78%. The yield was 4.72% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.12% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within California slightly underperformed the broader national municipal bond market for the period as issuance within the state was the largest nationwide.

Semiannual Report	September 30, 2008	7

PIMCO High Yield Municipal Bond Fund
	Institutional Class	PHMIX
	Class P	PYMPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Texas	10.0%
Illinois	8.1%
Michigan	6.3%
Pennsylvania	6.2%
Colorado	6.2%
Other	63.2%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	-5.52%	-12.56%	-3.39%
PIMCO High Yield Municipal Bond Fund Class P	-5.58%	-12.66%	-3.49%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	-3.82%	-6.84%	-0.90%
Lipper High Yield Municipal Debt Funds Average	-5.57%	-10.51%	-3.52%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.55% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.65% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P		Institutional Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$944.78	$927.98		$1,022.36	$1,021.86
Expenses Paid During Period†	$2.63	$2.59		$2.74	$3.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.54% for Institutional Class and 0.64% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares). The annualized expense ratio of 0.54% for the Institutional Class and 0.64% for Class P reflects net annualized expenses after application of an expense waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»	The Fund’s average credit quality was BAA at the end of the six-month period versus the benchmark’s average of A3/BAA1.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve including longer maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 6.39%. The yield was 9.83% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 7.10% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	An underweight to corporate-backed municipal bonds benefited performance as they underperformed the broader Municipal Bond Index.

»	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund	Institutional Class	PFMIX
	Administrative Class	PMNAX
	Class P	PMUPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	19.5%
Texas	11.7%
U.S. Government Agencies	8.4%
Illinois	7.9%
New York	6.1%
Other	46.4%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	-6.11%	-8.63%	1.36%	3.15%	3.48%
PIMCO Municipal Bond Fund Administrative Class	-6.23%	-8.86%	1.11%	2.90%	3.22%
PIMCO Municipal Bond Fund Class P	-6.17%	-8.75%	1.21%	3.01%	3.34%
Lehman Brothers Municipal Bond Index	-2.60%	-1.87%	2.84%	4.24%	4.49%
Lipper General Municipal Debt Funds Average	-3.92%	-4.83%	1.73%	2.98%	3.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.545% for the Institutional Class shares 0.795% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.645% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$938.89	$937.71	$921.70		$1,022.71	$1,021.46	$1,022.26
Expenses Paid During Period†	$2.28	$3.50	$2.26		$2.38	$3.65	$2.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.465% for Institutional Class, 0.715% for Administrative Class and 0.565% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance, as municipal yields increased at every maturity across the yield curve.

»	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 5.18%. The yield was 7.97% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.76% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the General Municipal Index during the period.

Semiannual Report	September 30, 2008	9

PIMCO New York Municipal Bond Fund
	Institutional Class	PNYIX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	80.6%
U.S. Government Agencies	5.8%
Puerto Rico	4.5%
Short-Term Instruments	2.2%
Other	6.9%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	-2.07%	-0.62%	2.82%	5.07%
Lehman Brothers New York Insured Municipal Bond Index	-2.94%	-2.42%	2.72%	4.96%
Lipper New York Municipal Debt Funds Average	-3.75%	-4.43%	1.83%	3.75%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.445% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$979.28	$1,022.81
Expenses Paid During Period†	$2.23	$2.28

† Expenses are equal to the net annualized expense ratio of 0.445% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»	The Fund’s average credit quality was AA- at the end of the six-month period versus the benchmark’s average of AAA/AAA.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve in all maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 3.40%. The yield was 5.62% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.84% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.94% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 4.06% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within New York slightly outperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds detracted from performance as zero coupon municipal bonds underperformed over the period.

10	PIMCO Funds	Municipal Bond Funds

PIMCO Short Duration Municipal Income Fund	Institutional Class	PSDIX
	Administrative Class	PSDMX
	Class P	PSDPX

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	14.1%
Texas	8.6%
U.S. Government Agencies	8.4%
Illinois	7.2%
Massachusetts	7.2%
California	7.1%
Missouri	6.3%
Washington	5.4%
Other	35.7%
‡	% of Total Investments as of 09/30/08

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	-2.22%	-3.62%	1.20%	2.46%
PIMCO Short Duration Municipal Income Fund Administrative Class	-2.35%	-3.85%	0.96%	2.22%
PIMCO Short Duration Municipal Income Fund Class P	-2.28%	-3.75%	1.06%	2.33%
Lehman Brothers 1 Year Municipal Bond Index	1.02%	4.20%	2.59%	3.35%
Lipper Short Municipal Debt Funds Average	0.15%	1.42%	1.88%	2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.45% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Administrative Class	Class P		Institutional Class	Administrative Class	Class P
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	à	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$977.77	$976.55	$964.16		$1,023.31	$1,022.06	$1,022.81
Expenses Paid During Period†	$1.74	$2.97	$1.85		$1.78	$3.04	$2.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class and 0.45% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period), and 154/365 for Class Pà (to reflect the inception date of 04/30/08 for Class P Shares).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA- at the end of the six-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

»

The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as municipal yields rose across all maturities including the front end of the yield curve.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2008 was 3.83%. The yield was 5.89% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.26% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Yield-curve positioning enhanced performance as the municipal yield curve steepened over the period.

»	An exposure to municipal zero coupon bonds at the end of the six-month period detracted from performance as municipal zero coupon bonds underperformed the broader Municipal Bond Index over the period.

Semiannual Report	September 30, 2008	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index*	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index*	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index*	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index*	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index*	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index*	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

12	PIMCO Funds	Municipal Bond Funds

Index	Description

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
09/30/2008+	$9.47	$0.20	$(0.46)	$(0.26)	$(0.21)	$0.00
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
Administrative Class
09/30/2008+	9.47	0.19	(0.46)	(0.27)	(0.20)	0.00
03/31/2008	9.93	0.39	(0.47)	(0.08)	(0.38)	0.00
03/31/2007	9.83	0.37	0.10	0.47	(0.37)	0.00
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
Class P
04/30/2008 - 09/30/2008+	9.50	0.16	(0.49)	(0.33)	(0.17)	0.00

California Short Duration Municipal Income Fund
Institutional Class
09/30/2008+	$9.99	$0.16	$(0.12)	0.04	$(0.16)	$0.00
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00
Class P
05/30/2008 - 09/30/2008+	9.99	0.10	(0.11)	(0.01)	(0.11)	0.00

High Yield Municipal Bond Fund
Institutional Class
09/30/2008+	$9.03	$0.26	$(0.74)	$(0.48)	$(0.26)	$0.00
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)
Class P
04/30//2008 - 09/30/2008+	9.15	0.21	(0.86)	(0.65)	(0.21)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.65%.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.21)	$9.00	(2.85)%	$96,887	0.445	%*	0.445	%*	4.22	%*	36%
0.00	(0.40)	9.47	(0.60)	106,867	0.445		0.445		4.24		37
0.00	(0.40)	9.93	5.14	101,792	0.445		0.445		4.01		59
0.00	(0.39)	9.83	2.65	93,639	0.56	(b)	0.46	(b)	3.93		131
0.00	(0.42)	9.96	1.58	76,703	0.63		0.47		4.15		43
0.00	(0.42)	10.22	4.17	73,136	0.47		0.47		4.11		137

0.00	(0.20)	9.00	(2.97)	1,416	0.695	*	0.695	*	3.97	*	36
0.00	(0.38)	9.47	(0.85)	1,635	0.695		0.695		3.98		37
0.00	(0.37)	9.93	4.88	1,807	0.695		0.695		3.76		59
0.00	(0.37)	9.83	2.39	1,723	0.81	(b)	0.71	(b)	3.68		131
0.00	(0.39)	9.96	1.33	1,760	0.88		0.72		3.90		43
0.00	(0.39)	10.22	3.91	2,117	0.72		0.72		3.88		137

0.00	(0.17)	9.00	(3.54)	10	0.545	*	0.545	*	4.13	*	36

$0.00	$(0.16)	$9.87	0.35%	$52,900	0.35	%*	0.35	%*	3.25	%*	119%
0.00	(0.35)	9.99	3.05	10,825	0.35		0.35		3.45		92
0.00	(0.19)	10.04	2.33	2,884	0.35	*(c)	0.35	*(c)	3.29	*	83

0.00	(0.11)	9.87	(0.14)	2,251	0.45	*	0.45	*	3.12	*	112

$0.00	$(0.26)	$8.29	(5.52)%	$108,239	0.54	%*(e)	0.54	%*(e)	5.64	%*	77%
0.00	(0.49)	9.03	(10.67)	118,066	0.54	(e)	0.54	(e)	5.06		160
0.00	(0.35)	10.63	9.95	18,906	0.55	*(d)	0.55	*(d)	4.94	*	94

0.00	(0.21)	8.29	(7.20)	9	0.64	*(f)	0.64	*(f)	5.60	*	77

Semiannual Report	September 30, 2008	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Municipal Bond Fund
Institutional Class
09/30/2008+	$9.67	$0.22	$(0.80)	$(0.58)	$(0.22)	$0.00
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
Administrative Class
09/30/2008+	9.67	0.21	(0.80)	(0.59)	(0.21)	0.00
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
Class P
04/30/2008 - 09/30/2008+	9.81	0.18	(0.94)	(0.76)	(0.18)	0.00

New York Municipal Bond Fund
Institutional Class
09/30/2008+	$10.68	$0.19	$(0.41)	$(0.22)	$(0.19)	$0.00
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)

Short Duration Municipal Income Fund
Institutional Class
09/30/2008+	$9.54	$0.19	$(0.40)	$(0.21)	$(0.19)	$0.00
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
Administrative Class
09/30/2008+	9.54	0.18	(0.40)	(0.22)	(0.18)	0.00
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
Class P
04/30/2008 - 09/30/2008+	9.64	0.16	(0.50)	(0.34)	(0.16)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2004, the administrative expense was reduced to 0.15%.

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.22)	$8.87	(6.11)%	$362,337	0.465	%*	0.465	%*	4.50	%*	23%
0.00	(0.44)	9.67	(2.04)	335,883	0.545		0.465		4.31		64
0.00	(0.42)	10.31	5.49	223,321	0.525		0.465		4.05		76
0.00	(0.39)	10.18	4.31	198,755	0.71	(b)	0.48	(b)	4.03		63
0.00	(0.42)	10.14	2.35	131,443	0.67		0.49		4.20		56
0.00	(0.42)	10.32	5.57	126,522	0.49		0.49		4.06		115

0.00	(0.21)	8.87	(6.23)	1,094	0.715	*	0.715	*	4.28	*	23
0.00	(0.41)	9.67	(2.28)	757	0.795		0.715		4.05		64
0.00	(0.40)	10.31	5.25	819	0.785		0.715		3.81		76
0.00	(0.37)	10.18	4.05	1,127	0.96	(b)	0.73	(b)	3.77		63
0.00	(0.39)	10.14	2.09	2,690	0.92		0.74		3.97		56
0.00	(0.39)	10.32	5.31	24,245	0.74		0.74		3.81		115

0.00	(0.18)	8.87	(7.83)	9	0.565	*	0.565	*	4.42	*	23

$0.00	$(0.19)	$10.27	(2.07)%	$61,627	0.445	%*	0.445	%*	3.59	%*	68%
0.00	(0.42)	10.68	2.10	34,736	0.445		0.445		3.77		44
0.00	(0.43)	10.88	5.20	32,533	0.485		0.445		3.86		29
0.00	(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43		48
0.00	(0.37)	10.77	2.56	2,978	0.47		0.47		3.41		42
0.00	(0.39)	10.87	5.49	2,068	0.47		0.47		3.40		147

$0.00	$(0.19)	$9.14	(2.22)%	$112,434	0.35	%*	0.35	%*	4.01	%*	36%
0.00	(0.38)	9.54	(0.35)	90,525	0.35		0.35		3.86		35
0.00	(0.35)	9.95	3.45	178,380	0.40		0.35		3.49		71
0.00	(0.34)	9.96	3.60	106,240	0.45		0.35		3.44		79
0.00	(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83		104
0.00	(0.22)	10.17	2.25	110,601	0.39		0.39		2.13		226

0.00	(0.18)	9.14	(2.35)	16,227	0.60	*	0.60	*	3.74	*	36
0.00	(0.36)	9.54	(0.57)	7,991	0.60		0.60		3.88		35
0.00	(0.33)	9.95	3.21	11	0.63		0.60		3.27		71
0.00	(0.32)	9.96	3.35	10	0.70		0.60		3.20		79
0.00	(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42		104
0.00	(0.19)	10.17	1.98	249	0.64		0.64		1.80		226

0.00	(0.16)	9.14	(3.58)	10	0.45	*	0.45	*	3.92	*	36

Semiannual Report	September 30, 2008	17

Statements of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,526	$82,931	$214,729	$601,271	$120,659	$311,444
Repurchase agreements, at value	0	0	345	0	1,989	0
Cash	1,615	1,208	957	0	1,479	16,409
Deposits with counterparty	0	0	0	910	150	705
Receivable for investments sold	8,215	3,830	18,304	26,272	99	10,011
Receivable for Fund shares sold	38	205	1,143	196	321	383
Interest and dividends receivable	1,808	582	3,835	7,513	1,209	2,890
Variation margin receivable	2	0	0	616	74	539
Swap premiums paid	100	0	389	1,127	14	501
Unrealized appreciation on swap agreements	0	0	0	0	34	96
Other assets	1	0	0	0	0	0
	151,305	88,756	239,702	637,905	126,028	342,978

Liabilities:
Payable for investments purchased	$8,684	$4,001	$14,667	$55,616	$7,759	$30,604
Payable for short sales	0	0	0	0	97	0
Payable for Fund shares redeemed	627	1,136	1,578	2,007	49	17,337
Dividends payable	48	7	167	262	57	283
Overdraft due to custodian	0	0	0	3,159	0	0
Accrued investment advisory fee	26	13	53	108	22	51
Accrued administrative fee	28	14	46	125	25	61
Accrued distribution fee	0	0	16	36	0	8
Accrued servicing fee	8	6	23	42	12	38
Variation margin payable	2	0	0	753	0	757
Recoupment payable to Manager	0	1	5	0	0	0
Swap premiums received	115	0	701	5,279	660	2,589
Unrealized depreciation on swap agreements	367	0	1,369	6,752	366	4,058
Other liabilities	0	0	4	0	0	0
	9,905	5,178	18,629	74,139	9,047	55,786

Net Assets	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets Consist of:
Paid in capital	$155,952	$84,581	$267,334	$638,545	$122,928	$323,771
Undistributed (overdistributed) net investment income	337	16	(63)	371	(42)	(85)
Accumulated undistributed net realized gain (loss)	(6,427)	8	(9,329)	(6,619)	78	(16,273)
Net unrealized (depreciation)	(8,462)	(1,027)	(36,869)	(68,531)	(5,983)	(20,221)
	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets:
Institutional Class	$96,887	$52,900	$108,239	$362,337	$61,627	$112,434
Administrative Class	1,416	0	0	1,094	0	16,227
Class P	10	2,251	9	9	0	10
Other Classes	43,087	28,427	112,825	200,326	55,354	158,521

Shares Issued and Outstanding:
Institutional Class	10,761	5,362	13,050	40,846	6,003	12,298
Administrative Class	157	0	0	123	0	1,775
Class P	1	228	1	1	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.00	$9.87	$8.29	$8.87	$10.27	$9.14
Administrative Class	9.00	NA	NA	8.87	NA	9.14
Class P	9.00	9.87	8.29	8.87	NA	9.14

Cost of Investments Owned	$147,620	$83,959	$250,229	$662,866	$126,339	$327,591
Cost of Repurchase Agreements Owned	$0	$0	$345	$0	$1,989	$0
Proceeds Received on Short Sales	$0	$0	$0	$0	$99	$0

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,305	$757	$6,892	$14,942	$2,043	$6,031
Dividends	7	1	41	0	0	0
Miscellaneous income	0	0	3	2	0	0
Total Income	3,312	758	6,936	14,944	2,043	6,031

Expenses:
Investment advisory fees	160	42	336	677	114	277
Administrative fees	172	46	306	787	133	329
Distribution and/or servicing fees - Administrative Class	2	0	0	1	0	22
Distribution and/or servicing fees - Other Classes	48	23	223	499	66	232
Miscellaneous expense	0	1	6	1	0	1
Total Expenses	382	112	871	1,965	313	861
Reimbursement by Manager	0	0	(37)	0	0	0
Net Expenses	382	112	834	1,965	313	861

Net Investment Income	2,930	646	6,102	12,979	1,730	5,170

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(236)	(4)	(2,528)	1,164	96	38
Net realized gain on futures contracts, written options and swaps	79	3	869	1,860	47	1,361
Net change in unrealized (depreciation) on investments	(6,858)	(978)	(17,721)	(48,752)	(4,860)	(12,785)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(61)	1	(1,089)	(5,969)	(332)	(3,157)
Net (Loss)	(7,076)	(978)	(20,469)	(51,697)	(5,049)	(14,543)

Net (Decrease) in Net Assets Resulting from Operations	$(4,146)	$(332)	$(14,367)	$(38,718)	$(3,319)	$(9,373)

Semiannual Report	September 30, 2008	19

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,930	$5,689	$646	$477	$6,102	$6,939
Net realized gain (loss)	(157)	(1,061)	(1)	16	(1,659)	(7,642)
Net change in unrealized (depreciation)	(6,919)	(5,449)	(977)	(60)	(18,810)	(18,546)
Net increase (decrease) resulting from operations	(4,146)	(821)	(332)	433	(14,367)	(19,249)

Distributions to Shareholders:
From net investment income
Institutional Class	(2,229)	(4,162)	(378)	(320)	(3,415)	(4,453)
Administrative Class	(33)	(68)	0	0	0	0
Class P	0	0	(8)	0	0	0
Other Classes	(777)	(1,305)	(253)	(158)	(2,736)	(2,495)
From net realized capital gains
Institutional Class	0	0	0	0	0	(17)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(9)

Total Distributions	(3,039)	(5,535)	(639)	(478)	(6,151)	(6,974)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	9,507	44,590	53,141	19,219	44,114	200,165
Administrative Class	0	0	0	0	0	0
Class P	10	0	2,267	0	10	0
Other Classes	12,648	16,691	24,913	9,462	77,316	104,215
Issued as reinvestment of distributions
Institutional Class	2,194	4,059	375	320	3,377	4,373
Administrative Class	33	68	0	0	0	0
Class P	0	0	8	0	0	0
Other Classes	519	831	236	143	1,750	1,254
Cost of shares redeemed
Institutional Class	(16,732)	(38,837)	(10,844)	(11,594)	(47,215)	(89,022)
Administrative Class	(176)	(158)	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(3,158)	(17,213)	(6,586)	(1,830)	(25,284)	(56,165)
Net increase (decrease) resulting from Fund share transactions	4,845	10,031	63,510	15,720	54,068	164,820

Fund Redemption Fee	0	1	0	0	4	26

Total Increase (Decrease) in Net Assets	(2,340)	3,676	62,539	15,675	33,554	138,623

Net Assets:
Beginning of period	143,740	140,064	21,039	5,364	187,519	48,896
End of period*	$141,400	$143,740	$83,578	$21,039	$221,073	$187,519

*Including undistributed (overdistributed) net investment income of:	$337	$446	$16	$9	$(63)	$(14)

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$12,979	$18,510	$1,730	$2,452	$5,170	$8,914
3,024	(1,659)	143	(49)	1,399	(2,402)
(54,721)	(29,845)	(5,192)	(1,164)	(15,942)	(6,970)
(38,718)	(12,994)	(3,319)	1,239	(9,373)	(458)

(8,890)	(10,896)	(881)	(1,253)	(1,996)	(4,671)
(23)	(30)	0	0	(339)	(6)
0	0	0	0	0	0
(4,376)	(7,742)	(874)	(1,189)	(2,918)	(4,235)

0	0	0	(65)	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	(63)	0	0

(13,289)	(18,668)	(1,755)	(2,570)	(5,253)	(8,912)

117,028	259,944	31,611	21,836	54,485	101,575
449	227	0	0	12,344	8,128
10	0	0	0	10	0
54,561	65,380	27,965	17,817	114,166	56,617

8,635	10,505	867	1,301	1,791	4,491
16	24	0	0	339	6
0	0	0	0	0	0
3,043	5,161	591	919	1,869	2,409

(65,349)	(139,427)	(2,970)	(20,245)	(29,483)	(189,635)
(24)	(263)	0	0	(3,672)	(137)
0	0	0	0	0	0
(39,269)	(77,282)	(9,141)	(10,465)	(59,727)	(86,119)
79,100	124,269	48,923	11,163	92,122	(102,665)

0	10	0	0	0	1

27,093	92,617	43,849	9,832	77,496	(112,034)

536,673	444,056	73,132	63,300	209,696	321,730
$563,766	$536,673	$116,981	$73,132	$287,192	$209,696

$371	$681	$(42)	$(17)	$(85)	$(2)

Semiannual Report	September 30, 2008	21

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$700	$112

Bank of America Corp.
8.000% due 12/29/2049	2,000	1,585

Citigroup, Inc.
8.400% due 04/29/2049	500	341

Morgan Stanley
4.904% due 05/14/2010	1,000	730

Wachovia Bank N.A.
3.704% due 05/14/2010	400	328

Total Corporate Bonds & Notes (Cost $4,600)		3,096

MUNICIPAL BONDS & NOTES 96.5%

CALIFORNIA 81.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,194

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	271

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	903

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	100

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,367

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,027

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,961

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	385

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	787

California State Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,500	1,595

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	917

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	146

California State General Obligation Bonds, Series 2004
3.650% due 05/01/2034	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.760% due 07/01/2033	$3,000	$3,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	521

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	357

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	509

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,398

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	664

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,038

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,084

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,332

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,607

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,072

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,617

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,035

California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	837

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,148

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,025

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	967

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	947
6.750% due 07/01/2032 (c)	1,280	1,196

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$517
5.500% due 11/01/2038	400	329

California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	3,900	3,900

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	1,020

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	868

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,023

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	516

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	660
5.375% due 09/01/2017	800	753

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	1,500	1,384

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,143

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	890

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,368

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,351

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	988

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	722

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	1,865	2,006

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,420

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	529

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	833

Irvine, California Ranch Water District Certificates of Participation Bonds, Series 2008
3.850% due 03/01/2032	800	800

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	825
5.250% due 11/15/2018	1,000	944
5.250% due 11/15/2019	500	468

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	$250	$232

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2012	250	249

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,000	1,000

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	976

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	251

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,203

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,762

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	347

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,271

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,392

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	700	700

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	239

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,033

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	506

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	671

Sacramento County, California Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,047

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	2,600	2,600

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,335

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	$1,460	$1,478

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,161

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,563

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	920	922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,108

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,013

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	774

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	73

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,972

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,299

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	362

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,500	984
4.750% due 05/15/2031	1,000	860

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,112

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	873

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,395

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	366

		115,709

LOUISIANA 0.6%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	859

MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	483

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	$1,000	$1,030

PUERTO RICO 9.8%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	989

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	856

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,502

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,385

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,155

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,286

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,005

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	515

		13,845

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84

VIRGIN ISLANDS 2.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,000

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,137

		4,137

Total Municipal Bonds & Notes (Cost $142,630)		136,385

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	45

Total Convertible Preferred Stocks (Cost $390)		45

Total Investments 98.7% (Cost $147,620)		$139,526

Other Assets and Liabilities (Net) 1.3%		1,874

Net Assets 100.0%		$141,400

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands):

(a)	Security becomes interest bearing at a future date.
(b)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$5,000	$(116)	$(95)	$(21)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$ 1,490	$(54)	$(18)	$(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	4,763	(212)	98	(310)

						$(266)	$80	$(346)

(c)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,196	0.85%

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$45	$139,481	$0	$139,526
Other Financial Instruments ++	0	(367)	0	(367)

Total	$45	$139,114	$0	$139,159

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

American International Group, Inc.
8.175% due 05/15/2058	$100	$16

Bank of America Corp.
8.000% due 12/29/2049	300	238

Citigroup, Inc.
8.400% due 04/29/2049	100	68

Morgan Stanley
4.904% due 05/14/2010	250	182

Wachovia Bank N.A.
3.704% due 05/14/2010	100	82

Total Corporate Bonds & Notes (Cost $850)		586

MUNICIPAL BONDS & NOTES 98.5%

CALIFORNIA 95.4%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	513

Bay Area, California Toll Authority Revenue Bonds, Series 2007
5.500% due 04/01/2047	3,200	3,200

Brentwood, California Union School District General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	118

Brentwood, California Union School District General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	145

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	514

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
8.100% due 05/01/2017	900	900

California State Department of Water Resources Revenue Bonds, Series 2002
5.050% due 05/01/2022	550	550
7.730% due 05/01/2022	1,775	1,775

California State Department of Water Resources Revenue Notes, Series 2005
7.750% due 05/01/2011	100	100

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,156

California State General Obligation Bonds, (ST GTD Insured), Series 2004
5.050% due 07/01/2023	2,700	2,700

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,630

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,568

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,078

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	182

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
6.000% due 09/01/2015	1,025	1,025
10.000% due 07/01/2016	3,000	3,000
11.000% due 12/01/2028	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.670% due 07/01/2033	$100	$100
7.760% due 07/01/2033	1,000	1,000
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	256
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
8.000% due 11/15/2037	500	500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
3.750% due 12/01/2018	2,000	1,984
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	271
California State Infrastructure & Economic Development Bank Revenue Notes, (Bank of America N.A. Insured), Series 2008
4.250% due 04/01/2042	1,200	1,200
California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	250	251
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	261
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,571
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	151
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	402
California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	279
California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	144
California State West Basin Municipal Water District Certificates of Participation Bonds, Series 2008
7.680% due 08/01/2021	570	570
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2004
8.750% due 02/15/2021	1,500	1,500
California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	261
6.100% due 07/01/2040	2,525	2,525
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	80
California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	900	900
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	156
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	255
East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
8.300% due 06/01/2025	1,500	1,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	$1,000	$1,044
5.000% due 06/01/2043	100	104

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	107

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,848

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,598
5.500% due 06/01/2043	2,400	2,557
6.250% due 06/01/2033	650	699
6.625% due 06/01/2040	270	300
6.750% due 06/01/2039	1,095	1,224

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	132

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,884

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
8.150% due 02/01/2028	250	250

Kern, California Community College District General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	197

Loma Linda, California Revenue Bonds, Series 2007
7.150% due 12/01/2037	1,000	1,000

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
6.500% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	251
3.000% due 08/01/2012	500	498

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,500	1,500

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
6.000% due 07/01/2034	500	500

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/11/2011	145	145

Newport Beach, California Revenue Bonds, Series 2008
7.650% due 12/01/2040	1,500	1,500

Northern California State Transmission Agency Revenue Bonds, (FSA Insured), Series 2002
8.000% due 05/01/2024	2,475	2,475

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	105

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
8.860% due 08/01/2016	1,000	1,000

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments California Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	$1,000	$1,000

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	581
5.000% due 02/01/2010	500	516

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	160

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	507

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	256

Roseville, California Electrical Systems Certificates of Participation Bonds, (FSA Insured), Series 2002
6.250% due 02/01/2024	1,165	1,165

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	98

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	1,000	1,000

Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2000
5.050% due 05/01/2016	1,500	1,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	$250	$258

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	360
5.000% due 07/15/2014	150	159

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	203

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	910

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	159

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	187

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,502

Southern California State Metropolitan Water District Revenue Bonds, Series 2003
7.730% due 07/01/2030	1,500	1,500

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
6.900% due 07/01/2028	1,100	1,100

Southern California State Public Power Authority Revenue Bonds, (FSA Insured), Series 2001
8.500% due 07/01/2021	2,050	2,050

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	355

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	$1,000	$656

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	102

		79,782

PUERTO RICO 3.1%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,529

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,025

		2,554

Total Municipal Bonds & Notes (Cost $83,034)		82,336

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Stocks (Cost $75)		9

Total Investments 99.2% (Cost $83,959)		$82,931

Other Assets and Liabilities (Net) 0.8%		647

Net Assets 100.0%		$83,578

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9	$82,922	$0	$82,931
Other Financial Instruments ++	0	0	0	0

Total	$9	$82,922	$0	$82,931

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$1,500	$240
8.250% due 08/15/2018	300	175

Bank of America Corp.
8.000% due 12/29/2049	3,600	2,853

Citigroup, Inc.
8.400% due 04/29/2049	1,050	716

Wachovia Bank N.A.
3.704% due 05/14/2010	600	492

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	436

Total Corporate Bonds & Notes (Cost $7,202)		4,912

MUNICIPAL BONDS & NOTES 94.3%

ALABAMA 1.1%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	47

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	605

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	205
5.250% due 03/01/2036	500	398

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,214

		2,469

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,116

ARIZONA 4.5%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	2,215	1,801

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	913

Arizona State Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	3,000	2,663

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	694

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,304

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	830

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,632

		9,837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	$600	$554
7.000% due 10/01/2039	500	468

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	1,110
9.000% due 11/01/2017	500	489

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	2,830	2,611

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	697

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	770	715
5.400% due 10/01/2023	320	295

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	217

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,750	1,148

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	375

		8,679

COLORADO 6.2%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	643
5.750% due 05/15/2037	855	689
5.750% due 12/01/2037	1,000	781

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,768
5.900% due 08/01/2037	1,000	802

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,181

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,240

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,952

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	411
5.450% due 12/01/2034	1,000	786

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	369

Denver, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2003
10.000% due 12/01/2029	2,000	2,000

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	621

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	366

		13,609

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.8%

Connecticut State Special Tax Bonds, (AMBAC Insured), Series 2003
9.000% due 02/01/2022	$4,000	$4,000

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,000	1,000

FLORIDA 4.5%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	394

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	558

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	214

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	767

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,513

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,865

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,119

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	1,250	1,176

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,316

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,009

		9,931

GEORGIA 1.5%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	177

Georgia State Main Street Natural Gas, Inc., Revenue Notes, Series 2007
5.000% due 03/15/2009	1,000	998

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,112

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	908

		3,195

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	1,179

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 8.1%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$803

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	1,550	1,330

Chicago, Illinois Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,800	1,631

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,344

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,851

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	723

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	164

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	1,197
5.500% due 05/15/2037	750	591
6.100% due 12/01/2041	1,650	1,348
7.000% due 12/01/2037	1,000	906

Illinois State Finance Authority Revenue Bonds, Series 2008
4.250% due 01/01/2048	1,300	1,300
6.250% due 08/15/2035	1,000	855

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,343

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,042
6.625% due 06/01/2037	1,000	858

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	588

		17,874

INDIANA 1.0%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	79

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	830

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,315

		2,224

IOWA 2.0%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	913

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	144

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	650
5.500% due 11/15/2037	1,550	1,037
5.625% due 12/01/2045	2,000	1,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	$200	$162

		4,419

KANSAS 1.1%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	945

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	803

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	185
5.125% due 05/15/2042	250	181
5.500% due 08/01/2021	250	213

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	172

		2,499

KENTUCKY 1.5%

Kenton County, Kentucky Airport Board Revenue Notes, (MBIA/XLCA Insured), Series 2007
5.000% due 03/01/2013	1,500	1,471

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 1998
8.500% due 06/01/2013	1,800	1,800

		3,271

LOUISIANA 0.8%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,350	1,795

MARYLAND 2.1%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	609

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	671
5.300% due 01/01/2037	300	224

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	845
6.000% due 01/01/2043	1,600	1,384

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	1,000	998

		4,731

MASSACHUSETTS 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,142
6.750% due 10/15/2037	1,250	1,076

		2,218

MICHIGAN 6.3%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	605

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	$85	$84

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	807

Michigan State Corner Creek Academy East Revenue Bonds, (INSTN Insured), Series 2007
5.250% due 11/01/2036	250	190

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	345

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	854

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	805

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,830

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,940
6.500% due 09/01/2037	1,000	891

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (d)	230	216

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	568

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
9.000% due 01/01/2020	4,700	4,700

		14,004

MINNESOTA 2.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	334

Minneapolis, Minnesota Revenue Bonds, (AMBAC Insured), Series 2005
8.500% due 11/15/2032	2,000	2,000

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	603
5.750% due 10/01/2037	1,500	1,200

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	166

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	227

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	401

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	416

		5,347

MISSISSIPPI 0.8%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,714

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 1.9%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	$1,900	$1,538
6.000% due 07/01/2037	750	575

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	209
5.550% due 10/01/2036	45	37

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	467

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,207

		4,253

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	483

NEBRASKA 0.2%

Madison County, Nebraska Hospital Authority No. 1 Revenue Bonds, Series 2008
6.000% due 07/01/2033	500	448

NEVADA 0.7%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	1,750	1,531

NEW JERSEY 3.7%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,606

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	48

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	754

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	868

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	528

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	4,444

		8,248

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	402

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	552

		954

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 3.2%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	$150	$123

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	377
6.700% due 01/01/2043	1,500	1,419

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	3,000	3,000

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	132

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	1,250	1,129

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	885

		7,065

NORTH CAROLINA 1.8%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	102

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	52

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,250	1,186

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	40

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	760

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	683
6.000% due 04/01/2038	500	423

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	732

		3,978

OHIO 2.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	819
5.875% due 06/01/2047	5,500	4,165
6.000% due 06/01/2042	1,520	1,180

		6,164

PENNSYLVANIA 6.2%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	679

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,414

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	463

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	$500	$443

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	233
6.375% due 07/01/2030	1,000	923

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	120

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,190

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	222

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,761

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	486

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	365

Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,563

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	440

		13,743

PUERTO RICO 1.5%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	2,250	2,171

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	1,250	1,215

		3,386

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	152

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	89

		241

SOUTH CAROLINA 1.5%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,553
6.000% due 11/15/2037	2,000	1,641

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,347

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH DAKOTA 0.1%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	$355	$303

TENNESSEE 1.4%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	89

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,038

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	1,000	837
5.250% due 09/01/2024	1,375	1,103

		3,067

TEXAS 10.0%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	563

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,388
8.250% due 05/01/2033	1,300	1,222

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	386

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	1,170

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	436

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	261

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	377

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	756

Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.600% due 10/01/2029	1,590	1,590

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	371

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84
6.125% due 07/15/2027	45	34

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	85

Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	952

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	238

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	$1,000	$799

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	622

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	544
6.375% due 02/01/2029	220	182

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	310

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	916

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	1,019

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	481

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,000	893

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,238

Titus County, Texas Fresh Water Supply District Revenue Notes, Series 2008
4.500% due 07/01/2011	750	739

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	38

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,404

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	671

		22,214

UTAH 2.6%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	427
5.700% due 11/15/2036	1,000	819

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,386

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,068

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	575

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	471

		5,746

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	82

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	$570	$423

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	970

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	855

		2,330

WASHINGTON 1.2%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033 (a)	1,000	945

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,069

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	664

		2,678

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,158

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	846

		2,004

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	929

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	132

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	204

		1,265

Total Municipal Bonds & Notes (Cost $240,649)		208,559

MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	426	280

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	911	519

Total Mortgage-Backed Securities (Cost $800)		799

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%

American International Group, Inc.
8.500% due 08/01/2011	7,700	66

Wachovia Corp.
7.500% due 12/31/2049	1,000	393

Total Convertible Preferred Stocks (Cost $1,578)		459

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$345	$345

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $354. Repurchase proceeds are $345.)

Total Short-Term Instruments (Cost $345)		345

Total Investments 97.3% (Cost $250,574)		$215,074

Other Assets and Liabilities (Net) 2.7%		5,999

Net Assets 100.0%		$221,073

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006 5.000% due 12/01/2035	0.950%	06/20/2018	GSC	1.440%	$5,000	$(148)	$0	$(148)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2037	1.500%	06/20/2018	GSC	1.840%	5,000	(95)	0	(95)

						$(243)	$0	$(243)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 33,000	$(767)	$(661)	$(106)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$2,000	$(73)	$(40)	$(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	13,399	(598)	389	(987)

						$(671)	$349	$(1,020)

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments High Yield Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2008

(d)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$230	$216	0.10%

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$66	$215,008	$0	$215,074
Other Financial Instruments ++	0	(1,126)	(243)	(1,369)

Total	$66	$213,882	$(243)	$213,705

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(243)	0	(243)

Total	$0	$0	$0	$0	$(243)	$0	$(243)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.4%

American International Group, Inc.
4.950% due 03/20/2012	$100	$62
8.250% due 08/15/2018	800	466

Bank of America Corp.
8.000% due 12/29/2049	8,200	6,499

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	3,208

Morgan Stanley
4.904% due 05/14/2010	6,600	4,820

Wachovia Corp.
7.980% due 02/28/2049	3,800	1,590

Total Corporate Bonds & Notes (Cost $26,589)		19,236

MUNICIPAL BONDS & NOTES 91.3%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,243

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,834

		5,077

ALASKA 0.4%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	496

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,525

		2,021

ARIZONA 1.2%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,790

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	4,161

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	5	5

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	674

		6,630

ARKANSAS 0.3%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,842

CALIFORNIA 20.8%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	782

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	$5,000	$2,570

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,058

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,515

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	9,000	8,247
5.000% due 06/01/2037	5,300	4,798
5.000% due 11/01/2037	16,200	14,661
5.000% due 12/01/2037	4,200	3,801

California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	5,000	4,735

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,433
5.625% due 07/01/2032	3,500	3,173

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	594

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,404

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	388

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	36,730	39,500

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	3,483
5.125% due 06/01/2047	2,000	1,321

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	678

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,866

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,133
0.000% due 08/01/2016	1,400	972

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	880
4.800% due 09/01/2017	875	814

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	395

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,457

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,506

		117,164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 1.9%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	$1,000	$811

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	20	20
6.750% due 04/01/2015	40	41

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	8,186

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,408

		10,501

CONNECTICUT 0.5%

Connecticut State General Obligation Bonds, (AMBAC Insured), Series 2005
5.771% due 06/01/2020	3,000	2,956

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	8,298

FLORIDA 3.1%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	2,270	1,928

Florida State Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,548

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	7,847

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	311

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	873

		17,507

GEORGIA 1.0%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	1,000	130

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	2,400	2,394
5.000% due 06/15/2010	2,800	2,773

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	175

		5,472

ILLINOIS 8.4%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	500

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$227

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,182

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,612

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	10,414

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	964

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,201

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,742

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	113
0.000% due 12/01/2014	255	192
0.000% due 12/01/2015	1,885	1,338

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,392

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	783

Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	6,000	5,185

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	661

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,589

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,607

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	663
9.000% due 02/01/2011	690	780
9.000% due 02/01/2012	1,065	1,249

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,015

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	$3,400	$1,923

		47,408

INDIANA 3.2%

Brownsburg, Indiana 1999 School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	214
4.750% due 01/15/2015	235	239
4.850% due 01/15/2016	295	300

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	202
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	781

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,561

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,079

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	4,525

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	903

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,098

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,089

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	240
5.500% due 02/01/2015	180	188

		18,186

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	553

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	646

LOUISIANA 1.4%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	$70	$72

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	7,239

		7,583

MARYLAND 0.6%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,347

MASSACHUSETTS 1.6%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	4,492
5.801% due 11/01/2020	2,595	2,239

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
11.233% due 01/01/2017	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	816

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	90

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	85	85

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	530

		9,214

MICHIGAN 0.6%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,282

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,039

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,183

		3,556

MISSOURI 2.2%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	419

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,612

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,005
5.000% due 11/01/2015	540	516

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	364

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	$295	$297

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,134

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,056

		12,403

NEVADA 0.4%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,405

NEW JERSEY 4.2%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	552
5.250% due 02/15/2010	570	575

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,341
5.600% due 01/01/2012	820	820
6.000% due 11/01/2028	3,500	2,925
6.375% due 04/01/2018	1,500	1,708
6.500% due 04/01/2018	690	700
6.500% due 04/01/2031	2,115	2,029

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,263

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	546

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,335	3,496
6.375% due 06/01/2032	1,000	1,112

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	4,666

		23,733

NEW MEXICO 0.8%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025 (a)	5,000	4,624

NEW YORK 6.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,720

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,076

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,158

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,289

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.025% due 03/01/2022	$3,500	$2,906
6.390% due 03/01/2020	3,900	3,247

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,265

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	436

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,160	2,253

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,073

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,909

		36,533

NORTH CAROLINA 1.0%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	2,700	2,543

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	556

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,539

		5,638

OHIO 1.7%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,331

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	344
5.875% due 06/01/2047	6,600	4,998

		9,673

OKLAHOMA 0.0%

Oklahoma State Single-Family Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	325	61

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	746

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	756

		1,602

PUERTO RICO 1.0%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	158

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	$50,000	$4,348
0.000% due 08/01/2054	10,000	526

		5,818

RHODE ISLAND 1.3%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,045
6.250% due 06/01/2042	6,025	5,255

		7,300

SOUTH CAROLINA 0.4%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,440

TENNESSEE 2.1%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,110

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	6,028
5.000% due 02/01/2024	1,400	1,067
5.000% due 02/01/2027	5,000	3,684

		11,889

TEXAS 12.5%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	796

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	92

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	405	411

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	856

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	1,994

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	1,819

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	348

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,340	3,280

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
0.270% due 07/01/2025	2,500	1,671

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	813

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,575

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	$8,640	$6,590

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,027

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,047

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	862

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,846

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	789

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,067

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2008
5.000% due 02/01/2032	10,000	9,285

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	9,560

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	5,791

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	460

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	6,627

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,795

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	817

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,598

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	4,666

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	$1,000	$459

		70,582

UTAH 1.2%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	3,950
0.000% due 06/15/2029	10,000	2,641

		6,591

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,364

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	927

WASHINGTON 5.1%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,648

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,919

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	5,700	5,448

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,393

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,857

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,701

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,729

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,178

		28,873

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,197

WISCONSIN 2.0%

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	$100	$102
5.000% due 06/01/2019	100	102
5.000% due 06/01/2020	100	101
5.100% due 06/01/2021	100	101
5.100% due 06/01/2022	100	101
5.100% due 06/01/2023	100	100
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	4,973

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	790	799
5.350% due 11/01/2022	3,045	2,954

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,530	1,541

		11,373

Total Municipal Bonds & Notes (Cost $569,288)		514,987

U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
5.500% due 10/01/2038- 11/01/2038	44,800	44,596
6.000% due 10/01/2038	6,000	6,072

Total U.S. Government Agencies (Cost $50,616)		50,668

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	2,555	1,680
4.895% due 11/25/2035	2,769	1,850

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	5,235	2,986

Total Mortgage-Backed Securities (Cost $6,486)		6,516

SHORT-TERM INSTRUMENTS 1.8%

U.S. TREASURY BILLS 1.8%
1.176% due 11/28/2008 - 12/26/2008 (b)(d)	9,910	9,864

Total Short-Term Instruments (Cost $9,887)		9,864

Total Investments 106.7% (Cost $662,866)		$601,271

Other Assets and Liabilities (Net) (6.7%)		(37,505)

Net Assets 100.0%		$563,766

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $9,864 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $910 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	70	$(104)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008 5.000% due 01/01/2038	0.530%	06/20/2018	GSC	0.660%	$5,000	$(44)	$0	$(44)
Bay Area, California Toll Authority Revenue Bonds, Series 2006 5.000% due 04/01/2031	0.700%	06/20/2018	GSC	0.950%	5,000	(82)	0	(82)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	7,000	(108)	0	(108)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001 5.125% due 07/01/2041	0.640%	06/20/2018	GSC	0.750%	5,000	(37)	0	(37)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005 5.000% due 11/15/2035	0.650%	06/20/2018	GSC	1.100%	5,000	(144)	0	(144)
San Antonio, Texas Revenue Bonds, Series 2005 5.000% due 02/01/2022	0.700%	06/20/2018	GSC	0.850%	5,000	(52)	0	(52)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008 5.250% due 07/01/2022	0.880%	06/20/2018	GSC	1.200%	5,000	(99)	0	(99)
Washington State Energy Northwest Revenue Notes, Series 2008 5.000% due 07/01/2017	0.700%	06/20/2018	GSC	0.860%	5,000	(53)	0	(53)

						$(619)	$0	$(619)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$281,000	$ (6,532)	$(4,847)	$(1,685)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$7,600	$(277)	$30	$(307)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	25,900	(1,154)	227	(1,381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	28,900	(1,288)	202	(1,490)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	17,600	(785)	183	(968)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	5,600	(249)	53	(302)

						$(3,753)	$695	$(4,448)

(g)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,495	$1,465	0.26%

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$601,271	$0	$601,271
Other Financial Instruments ++	(104)	(6,241)	(511)	(6,856)

Total	$(104)	$595,030	$(511)	$594,415

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(511)	0	(511)

Total	$0	$0	$0	$0	$(511)	$0	$(511)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

38	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$1,100	$872

Morgan Stanley
4.904% due 05/14/2010	1,100	803

Total Corporate Bonds & Notes (Cost $2,172)		1,675

MUNICIPAL BONDS & NOTES 95.0%

ALABAMA 0.5%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	544

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	228

CALIFORNIA 2.1%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	293

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	922

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	379

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	832

		2,426

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	509

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	411

NEW JERSEY 0.5%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	635

NEW YORK 84.5%

Albany, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2037	3,000	3,000

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,116

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Erie County, New York General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 03/15/2017	$1,000	$1,013

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,051

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	434

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	214

Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2003
7.900% due 12/01/2029	3,220	3,220

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	926

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	453

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
4.000% due 01/01/2034	2,000	2,000

New York & New Jersey States Port Authority Revenue Bonds, Series 1994
5.200% due 05/01/2019	4,000	4,000

New York City, New York Capital Resources Corp. Revenue Bonds, Series 2007
7.200% due 01/01/2037	400	400

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
4.250% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	504

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,688

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	953

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	997
5.000% due 10/01/2019	2,300	2,294

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	4,000	4,000

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	266

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	260

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	461
5.000% due 01/01/2046	1,500	1,277

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	1,000	886
5.025% due 03/01/2022	1,400	1,162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	$250	$198

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	219

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	27

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	2,425	2,191

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	510
5.250% due 02/01/2029	500	521

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	413

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,436

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	948

New York State Dormitory Authority Revenue Bonds, (BHAC-CR MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	943

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	215	224

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
3.640% due 08/15/2022	250	231

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	695

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	985

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	155

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	429

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	697

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,051
5.000% due 07/01/2026	500	436

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	999
5.000% due 02/15/2037	1,000	895

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	1,000	934
6.125% due 12/01/2029	500	458
6.250% due 12/01/2037	350	310

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	$965	$1,003

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	530

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	872

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,749

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,127

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
5.200% due 07/01/2019	3,100	3,100

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	938
5.000% due 06/15/2014	400	419

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,135

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	532

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	933

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	350

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	181

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	884

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	385

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	506

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,047

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	534
5.000% due 04/01/2015	500	533

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	$1,000	$901

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (AMBAC Insured), Series 2001
8.250% due 01/01/2032	1,300	1,300

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (FSA Insured), Series 2007
8.200% due 01/01/2019	1,500	1,500

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2002
7.810% due 11/01/2032	1,600	1,600

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,869

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	792

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,055

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	522

New York State Urban Development Corp. Revenue Bonds, Series 2004
7.850% due 03/15/2033	5,100	5,100

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	518

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	405

Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,537

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	535

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	385

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	543

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	265

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	526

		98,881

PUERTO RICO 4.7%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	$1,000	$856

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	246

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,000

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	206

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,082

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	556

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	105

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	263

		5,472

TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	566

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		693

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	227

WASHINGTON 1.0%

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	1,200	1,147

Total Municipal Bonds & Notes (Cost $116,376)		111,173

U.S. GOVERNMENT AGENCIES 6.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	7,100	7,068

Total U.S. Government Agencies (Cost $7,044)		7,068

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,989	1,989

(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $2,030. Repurchase proceeds are $1,989.)

40	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
1.445% due 12/26/2008 (a)	$750	$743

Total Short-Term Instruments (Cost $2,736)		2,732

Total Investments 104.8% (Cost $128,328)		$122,648

Other Assets and Liabilities (Net) (4.8%)		(5,667)

Net Assets 100.0%		$116,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(b)	Cash of $150 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	34	$1
U.S.Treasury 30-Year Bond December Futures	Short	12/2008	35	27

				$28

(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 40,200	$(930)	$(653)	$(277)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$4,000	$27	$(7)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	460	(17)	2	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	1,300	(58)	12	(70)

						$(48)	$7	$(55)

(d)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$100	$99	$97

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$122,648	$0	$122,648
Short Sales, at value	0	(97)	0	(97)
Other Financial Instruments ++	28	(332)	0	(304)

Total	$28	$122,219	$0	$122,247

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

Bank of America Corp.
8.000% due 12/29/2049	$3,450	$2,734

Citigroup, Inc.
8.400% due 04/29/2049	1,400	955

General Electric Capital Corp.
6.375% due 11/15/2067	900	729

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,182

Morgan Stanley
4.904% due 05/14/2010	2,900	2,118

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	776

Wachovia Corp.
7.980% due 02/28/2049	1,400	586

Total Corporate Bonds & Notes (Cost $12,220)		9,080

MUNICIPAL BONDS & NOTES 92.4%

ARIZONA 2.7%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,309
5.000% due 08/01/2012	2,305	2,441

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,072

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,002

		7,824

CALIFORNIA 7.7%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,209

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,200	3,050
5.625% due 07/01/2032	1,400	1,269

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	584

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,090

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	540

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,810

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2029	6,000	6,000

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,994

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,487

		22,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 0.1%

Colorado State University Hospital Authority Revenue Bonds, (FSA Insured), Series 2004
8.150% due 11/15/2033	$400	$400

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,700	1,700

FLORIDA 0.8%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	510	517

Florida State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 10/01/2019	1,300	1,300

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
10.833% due 12/01/2017	500	471

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	35	35

		2,323

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	900	898
5.000% due 06/15/2010	1,150	1,139

		2,037

ILLINOIS 7.9%

Chicago, Illinois Revenue Bonds, Series 2002
4.250% due 01/01/2034	5,000	5,000

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,256

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,030

Illinois State Health Facilities Authority Revenue Bonds, Series 2002
4.250% due 08/15/2032	10,000	10,000

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	799

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,726

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,377

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	118

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,225
0.000% due 10/01/2010	15	14

		22,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 0.4%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	$1,200	$1,229

KANSAS 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

KENTUCKY 0.1%

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (FSA Insured), Series 2003
8.050% due 05/15/2023	400	400

LOUISIANA 1.8%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,041

MASSACHUSETTS 7.8%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,748

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,648
5.801% due 11/01/2020	1,000	862

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,629

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
9.019% due 01/01/2016	3,200	3,127

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
8.059% due 07/01/2020	7,005	6,069

Massachusetts State Development Finance Agency Revenue Bonds, Series 2006
3.750% due 07/15/2036	400	400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
4.400% due 12/01/2037	6,000	6,000

		22,483

MICHIGAN 2.6%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,005

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,914

Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.250% due 12/01/2030	3,000	3,000

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	526

		7,445

42	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 6.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	$1,500	$1,516

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
7.000% due 03/01/2040	1,600	1,600

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
9.000% due 02/15/2034	10,700	10,700

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	5,655

		19,471

NEVADA 1.4%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,117

NEW JERSEY 0.7%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	569

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,499

		2,068

NEW YORK 15.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,533

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,255	2,281

New York City, New York General Obligation Bonds, (FSA Insured), Series 2001
7.000% due 11/01/2026	5,000	5,000

New York City, New York General Obligation Bonds, Series 2006
5.200% due 01/01/2036	6,840	6,840

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,379

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	8,000	6,642
6.390% due 03/01/2020	1,500	1,249

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	857

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,342

New York State Dormitory Authority Revenue Bonds, Series 2008
4.150% due 07/01/2037	6,100	6,100

New York State Local Government Assistance Corp. Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$148

		44,008

OHIO 5.2%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,580

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	458
5.875% due 06/01/2030	1,200	984

Ohio State Revenue Bonds, Series 2008
4.250% due 12/01/2044	10,000	10,000

		15,029

OKLAHOMA 2.2%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,115

		6,217

OREGON 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	825
5.000% due 10/01/2012	435	452

		1,277

PENNSYLVANIA 4.9%

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2005
5.200% due 05/15/2035	13,050	13,050

Pennsylvania State Turnpike Commission Revenue Bonds, (FSA Insured), Series 2005
8.150% due 07/15/2041	400	400

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	514

		13,964

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	262

TENNESSEE 3.3%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	151

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,482
5.000% due 02/01/2023	1,625	1,256

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,454

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 09/01/2015	$4,600	$4,066

		9,409

TEXAS 9.4%

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,445

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	862

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,203

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,317

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	329

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	4,692

Texas State Lower Colorado River Authority Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	411

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	385

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,315

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

		26,888

VIRGINIA 0.3%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	773

WASHINGTON 5.8%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,549

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	3,100	2,963

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	153

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,637

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,072

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,319

		16,693

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	$50	$53

WISCONSIN 3.3%

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	5,765	5,592

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,600	1,612
4.500% due 11/01/2010	1,335	1,351

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,034

		9,589

Total Municipal Bonds & Notes (Cost $278,328)		265,648

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	$26,400	$26,252

Total U.S. Government Agencies (Cost $26,589)		26,252

MORTGAGE-BACKED SECURITIES 1.3%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	1,576	1,036
4.895% due 11/25/2035	1,789	1,195

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	2,504	1,429

Total Mortgage-Backed Securities (Cost $3,640)		3,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.4%

U.S. TREASURY BILLS 2.4%
1.243% due 11/28/2008 - 12/26/2008 (a)(b)	$6,830	$6,804

Total Short-Term Instruments (Cost $6,814)		6,804

Total Investments 108.4% (Cost $327,591)		$311,444

Other Assets and Liabilities (Net) (8.4%)		(24,252)

Net Assets 100.0%		$287,192

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $5,418 have been pledged as collateral for swap contracts on September 30, 2008.
(c)	Cash of $705 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	96	$3
U.S. Treasury 10-Year Note December Futures	Long	12/2008	84	(116)

				$(113)

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	$3,000	$(46)	$0	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 146,600	$(3,408)	$(2,571)	$(837)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

44	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$ 11,500	$78	$(18)	$96
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,900	(106)	11	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	19,400	(865)	170	(1,035)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	21,600	(963)	151	(1,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	12,600	(562)	131	(693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,000	(178)	38	(216)

						$(2,596)	$483	$(3,079)

(e)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 09/30/2008	0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$311,444	$0	$311,444
Other Financial Instruments ++	(113)	(3,962)	0	(4,075)

Total	$(113)	$307,482	$0	$307,369

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(m), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or

46	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2008

markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(h) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Semiannual Report	September 30, 2008	47

Notes to Financial Statements  (Cont.)

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(k) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in

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addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”,

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Notes to Financial Statements  (Cont.)

(iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(n)   Mortgage-Related and Other Asset-Backed Securities   Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(o)   U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the

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(Unaudited) September 30, 2008

“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(p)  New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class P	Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%	N/A
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%	N/A
(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the investment advisory fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the supervisory and administrative fee to 0.25%.

(c) Distribution and Servicing Fees Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $76,042 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$35
High Yield Municipal Bond Fund	62

52	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2008

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$7,250	$7,188	$53,876	$42,971
California Short Duration Municipal Income Fund	0	0	115,209	51,213
High Yield Municipal Bond Fund	11,881	11,780	218,363	152,587
Municipal Bond Fund	85,400	34,799	209,717	94,048
New York Municipal Bond Fund	43,178	36,237	78,641	27,902
Short Duration Municipal Income Fund	65,697	39,176	161,337	51,483

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,018	$9,507	4,631	$44,590	5,330	$53,141	1,921	$19,219	4,851	$44,114	19,872	$200,165
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class P	1	10	0	0	227	2,267	0	0	1	10	0	0
Other Classes	1,343	12,648	1,736	16,691	2,497	24,913	944	9,462	8,543	77,316	10,469	104,215

Issued as reinvestment of distributions
Institutional Class	234	2,194	420	4,059	38	375	32	320	379	3,377	450	4,373
Administrative Class	4	33	7	68	0	0	0	0	0	0	0	0
Class P	0	0	0	0	1	8	0	0	0	0	0	0
Other Classes	56	519	86	831	24	236	14	143	198	1,750	128	1,254

Cost of shares redeemed
Institutional Class	(1,776)	(16,732)	(4,015)	(38,837)	(1,090)	(10,844)	(1,157)	(11,594)	(5,256)	(47,215)	(9,024)	(89,022)
Administrative Class	(19)	(176)	(17)	(158)	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(334)	(3,158)	(1,772)	(17,213)	(663)	(6,586)	(183)	(1,830)	(2,831)	(25,284)	(5,726)	(56,165)
Net increase resulting from Fund share transactions	527	$4,845	1,076	$10,031	6,364	$63,510	1,571	$15,720	5,885	$54,068	16,169	$164,820

Semiannual Report	September 30, 2008	53

Notes to Financial Statements  (Cont.)

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	12,050	$117,028	25,993	$259,944	2,947	$31,611	2,030	$21,836	5,712	$54,485	10,329	$101,575
Administrative Class	46	449	23	227	0	0	0	0	1,286	12,344	850	8,128
Class P	1	10	0	0	0	0	0	0	1	10	0	0
Other Classes	5,651	54,561	6,531	65,380	2,599	27,965	1,656	17,817	11,864	114,166	5,775	56,617

Issued as reinvestment of distributions
Institutional Class	906	8,635	1,051	10,505	82	867	121	1,301	188	1,791	457	4,491
Administrative Class	2	16	2	24	0	0	0	0	36	339	0	6
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	319	3,043	516	5,161	55	591	86	919	196	1,869	246	2,409

Cost of shares redeemed
Institutional Class	(6,851)	(65,349)	(13,958)	(139,427)	(279)	(2,970)	(1,887)	(20,245)	(3,090)	(29,483)	(19,233)	(189,635)
Administrative Class	(3)	(24)	(26)	(263)	0	0	0	0	(384)	(3,672)	(14)	(137)
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(4,078)	(39,269)	(7,681)	(77,282)	(859)	(9,141)	(974)	(10,465)	(6,374)	(59,727)	(8,781)	(86,119)
Net increase (decrease) resulting from Fund share transactions	8,043	$79,100	12,451	$124,269	4,545	$48,923	1,032	$11,163	9,435	$92,122	(10,371)	$(102,665)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

54	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2008

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
California Intermediate Municipal Bond Fund	$745	$(8,839)	$(8,094)
California Short Duration Municipal Income Fund	1	(1,029)	(1,028)
High Yield Municipal Bond Fund	125	(35,625)	(35,500)
Municipal Bond Fund	2,662	(64,257)	(61,595)
New York Municipal Bond Fund	416	(6,096)	(5,680)
Short Duration Municipal Income Fund	566	(16,713)	(16,147)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Semiannual Report	September 30, 2008	55

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

56	PIMCO Funds	Municipal Bond Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	57

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

58	PIMCO Funds	Municipal Bond Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The

Semiannual Report	September 30, 2008	59

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

60	PIMCO Funds	Municipal Bond Funds

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	61

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27587-02

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Municipal Bond Funds

Share Classes

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		14
Financial Highlights		42
Statements of Assets and Liabilities		46
Statements of Operations		47
Statements of Changes in Net Assets		48
Notes to Financial Statements		50
Glossary		61
Privacy Policy		62
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		63

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	8	16
California Short Duration Municipal Income Fund	9	19
High Yield Municipal Bond Fund	10	21
Municipal Bond Fund	11	27
New York Municipal Bond Fund	12	33
Short Duration Municipal Income Fund	13	37

Semiannual Report	September 30, 2008	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unlessotherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (A shares 10/99), PIMCO New York Municipal Bond Fund (A shares 10/99), and PIMCO Short Duration Municipal Income Fund (A & C shares 3/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

6	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO California Intermediate Municipal Bond Fund
	Class A:	PCMBX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields in California increased across the yield curve, including intermediate to long maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 3.82%. The yield was 6.48% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.29% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield-curve positioning enhanced performance as the yield curve steepened over the period.

•	California municipal bonds slightly underperformed the broader national market for the period.

•	Exposure to tobacco-related municipal bonds detracted from performance as these securities underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	-3.01%	-3.56%	1.40%	3.24%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-5.91%	-6.45%	0.78%	2.90%
Lehman Brothers California Intermediate Municipal Bond Index	-0.27%	2.52%	3.29%	4.82%
Lipper California Intermediate Municipal Debt Funds Average	-2.00%	-1.17%	1.93%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	82.9%
Puerto Rico	9.9%
Virgin Islands	3.0%
Corporate Bonds & Notes	2.2%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$969.95	$1,021.16
Expenses Paid During Period†	$3.85	$3.95

† Expenses are equal to the net annualized expense ratio of 0.775% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund
	Class A:	PCDAX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed slightly below that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California increased across the yield curve, including shorter maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 2.43%. The yield was 4.12% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 2.73% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California slightly underperformed the broader national municipal bond market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	0.14%	1.70%	2.33%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-2.11%	-0.59%	1.22%
Lehman Brothers California 1 Year Municipal Bond Index	1.15%	4.31%	3.95%
Lipper California Short/Intermediate Municipal Debt Funds Average	-0.54%	0.29%	1.56%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	96.2%
Puerto Rico	3.1%
Corporate Bonds & Notes	0.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,001.44	$1,021.31
Expenses Paid During Period†	$3.76	$3.80

† Expenses are equal to the net annualized expense ratio of 0.75% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO High Yield Municipal Bond Fund	Class A:	PYMAX
	Class C:	PYMCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was BAA at the end of the six-month period versus the benchmark’s average of A3/BAA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve including longer maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 6.12%. The yield was 9.42% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.80% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	An underweight to corporate-backed municipal bonds benefited performance as they underperformed the broader Municipal Bond Index.

•	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	-5.64%	-12.78%	-3.72%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-9.89%	-16.71%	-5.06%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-6.92%	-14.27%	-4.42%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	-3.82%	-6.84%	-0.90%
Lipper High Yield Municipal Debt Funds Average	-5.57%	-10.51%	-3.52%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 4.50% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 6 for more information. The Fund’s gross expense ratios are 0.85% and 1.60% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Texas	10.0%
Illinois	8.1%
Michigan	6.3%
Pennsylvania	6.2%
Colorado	6.2%
Other	63.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$943.59	$940.02	$1,021.11	$1,017.35
Expenses Paid During Period†	$3.85	$7.49	$4.00	$7.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.54% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.79% for Class A, 1.54% for Class C reflects net annualized expenses after application of an expense waiver of 0.06% for Class A.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Municipal Bond Fund	Class A:	PMLAX
	Class B:	PMLBX
	Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance, as municipal yields increased at every maturity across the yield curve.

•	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 4.85%. The yield was 7.46% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.39% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the General Municipal Index during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	-6.26%	-8.91%	0.99%	2.78%	3.11%
PIMCO Municipal Bond Fund Class A (adjusted)	-9.07%	-11.64%	0.38%	2.47%	2.81%
PIMCO Municipal Bond Fund Class B	-6.61%	-9.60%	0.25%	2.24%	2.60%
PIMCO Municipal Bond Fund Class B (adjusted)	-11.20%	-13.96%	-0.10%	2.24%	2.60%
PIMCO Municipal Bond Fund Class C (adjusted)	-7.41%	-10.24%	0.49%	2.27%	2.59%
Lehman Brothers Municipal Bond Index	-2.60%	-1.87%	2.84%	4.24%	4.49%
Lipper General Municipal Debt Funds Average	-3.92%	-4.83%	1.73%	2.98%	3.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.855%, 1.605% and 1.355% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	19.5%
Texas	11.7%
U.S. Government Agencies	8.4%
Illinois	7.9%
New York	6.1%
Other	46.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$937.41	$933.87	$935.06	$1,021.16	$1,017.45	$1,018.70
Expenses Paid During Period†	$3.79	$7.37	$6.16	$3.95	$7.69	$6.43

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.775% for Class A, 1.525% for Class B, 1.275% for Class C), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO New York Municipal Bond Fund
	Class A:	PNYAX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA– at the end of the six-month period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve in all maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 3.06%. The yield was 5.05% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.26% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.54% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 3.65% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York slightly outperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds detracted from performance as zero coupon municipal bonds underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	-2.24%	-0.95%	2.43%	4.68%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-5.17%	-3.92%	1.81%	4.33%
Lehman Brothers New York Insured Municipal Bond Index	-2.94%	-2.42%	2.72%	4.96%
Lipper New York Municipal Debt Funds Average	-3.75%	-4.43%	1.83%	3.75%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	80.6%
U.S. Government Agencies	5.8%
Puerto Rico	4.5%
Short-Term Instruments	2.2%
Other	6.9%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$977.63	$1,021.16
Expenses Paid During Period†	$3.87	$3.95

† Expenses are equal to the net annualized expense ratio of 0.775% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class A:	PSDAX
	Class C:	PSDCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA– at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as municipal yields rose across all maturities including the front end of the yield curve.

•

The Fund’s Class A SEC yield after fees at September 30, 2008 was 3.42%. The yield was 5.26% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.80% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield-curve positioning enhanced performance as the municipal yield curve steepened over the period.

•	An exposure to municipal zero coupon bonds at the end of the six-month period detracted from performance as municipal zero coupon bonds underperformed the broader Municipal Bond Index over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	-2.42%	-4.00%	0.79%	2.05%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-4.62%	-6.19%	0.35%	1.79%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-3.53%	-5.22%	0.50%	1.61%
Lehman Brothers 1 Year Municipal Bond Index	1.02%	4.20%	2.59%	3.35%
Lipper Short Municipal Debt Funds Average	0.15%	1.42%	1.88%	2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.75% and 1.05% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	14.1%
Texas	8.6%
U.S. Government Agencies	8.4%
Illinois	7.2%
Massachusetts	7.2%
California	7.1%
Missouri	6.3%
Washington	5.4%
Other	35.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$975.79	$974.32	$1,021.31	$1,019.80
Expenses Paid During Period†	$3.71	$5.20	$3.80	$5.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A and 1.05% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index*	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index*	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index*	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index*	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index*	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index*	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

14	PIMCO Funds

Index	Description

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	15

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$700	$112

Bank of America Corp.
8.000% due 12/29/2049	2,000	1,585

Citigroup, Inc.
8.400% due 04/29/2049	500	341

Morgan Stanley
4.904% due 05/14/2010	1,000	730

Wachovia Bank N.A.
3.704% due 05/14/2010	400	328

Total Corporate Bonds & Notes (Cost $4,600)		3,096

MUNICIPAL BONDS & NOTES 96.5%

CALIFORNIA 81.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,194

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	271

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	903

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	100

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,367

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,027

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,961

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	385

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	787

California State Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,500	1,595

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	917

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	146

California State General Obligation Bonds, Series 2004
3.650% due 05/01/2034	200	200

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.760% due 07/01/2033	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	$500	$521

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	357

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	509

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,398

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	664

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,038

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,084

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,332

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,607

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,072

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,617

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,035

California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	837

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,148

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,025

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	967

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	947
6.750% due 07/01/2032 (c)	1,280	1,196

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$517
5.500% due 11/01/2038	400	329

California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	3,900	3,900

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	1,020

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	868

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,023

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	516

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	660
5.375% due 09/01/2017	800	753

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	1,500	1,384

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,143

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	890

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,368

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,351

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	988

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	722

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	1,865	2,006

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,420

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	529

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	833

Irvine, California Ranch Water District Certificates of Participation Bonds, Series 2008
3.850% due 03/01/2032	800	800

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	825
5.250% due 11/15/2018	1,000	944
5.250% due 11/15/2019	500	468

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	$250	$232

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2012	250	249

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,000	1,000

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	976

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	251

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,203

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,762

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	347

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,271

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,392

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	700	700

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	239

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,033

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	506

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	671

Sacramento County, California Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,047

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	2,600	2,600

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,335

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	$1,425	$1,344

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,478

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,161

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,563

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	920	922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,108

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,013

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	774

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	73

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,972

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,299

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	362

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,500	984
4.750% due 05/15/2031	1,000	860

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,112

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	873

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,395

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	366

		115,709

LOUISIANA 0.6%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	859

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	$830	$483

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	238

NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,030

PUERTO RICO 9.8%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	989

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	856

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,502

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,385

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,155

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,286

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,005

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	515

		13,845

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84

VIRGIN ISLANDS 2.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,000

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,137

		4,137

Total Municipal Bonds & Notes (Cost $142,630)		136,385

See Accompanying Notes	Semiannual Report	September 30, 2008	17

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	$45

Total Convertible Preferred Stocks (Cost $390)		45

Total Investments 98.7% (Cost $147,620)		$139,526

Other Assets and Liabilities (Net) 1.3%		1,874

Net Assets 100.0%		$141,400

Notes to Schedule of Investments (amounts in thousands):

(a)	Security becomes interest bearing at a future date.
(b)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$5,000	$(116)	$(95)	$(21)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$ 1,490	$(54)	$(18)	$(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	4,763	(212)	98	(310)

						$(266)	$80	$(346)

(c)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,196	0.85%

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$45	$139,481	$0	$139,526
Other Financial Instruments ++	0	(367)	0	(367)

Total	$45	$139,114	$0	$139,159

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

American International Group, Inc.
8.175% due 05/15/2058	$100	$16

Bank of America Corp.
8.000% due 12/29/2049	300	238

Citigroup, Inc.
8.400% due 04/29/2049	100	68

Morgan Stanley
4.904% due 05/14/2010	250	182

Wachovia Bank N.A.
3.704% due 05/14/2010	100	82

Total Corporate Bonds & Notes (Cost $850)		586

MUNICIPAL BONDS & NOTES 98.5%

CALIFORNIA 95.4%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	513

Bay Area, California Toll Authority Revenue Bonds, Series 2007
5.500% due 04/01/2047	3,200	3,200

Brentwood, California Union School District General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	118

Brentwood, California Union School District General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	145

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	514

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
8.100% due 05/01/2017	900	900

California State Department of Water Resources Revenue Bonds, Series 2002
5.050% due 05/01/2022	550	550
7.730% due 05/01/2022	1,775	1,775

California State Department of Water Resources Revenue Notes, Series 2005
7.750% due 05/01/2011	100	100

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,156

California State General Obligation Bonds, (ST GTD Insured), Series 2004
5.050% due 07/01/2023	2,700	2,700

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,630

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,568

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,078

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	182

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
6.000% due 09/01/2015	$1,025	$1,025
10.000% due 07/01/2016	3,000	3,000
11.000% due 12/01/2028	1,000	1,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.670% due 07/01/2033	100	100
7.760% due 07/01/2033	1,000	1,000

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	256

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
8.000% due 11/15/2037	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
3.750% due 12/01/2018	2,000	1,984

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	271

California State Infrastructure & Economic Development Bank Revenue Notes, (Bank of America N.A. Insured), Series 2008
4.250% due 04/01/2042	1,200	1,200

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	250	251

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	261

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,571

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	151

California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	402

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	279

California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	144

California State West Basin Municipal Water District Certificates of Participation Bonds, Series 2008
7.680% due 08/01/2021	570	570

California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2004
8.750% due 02/15/2021	1,500	1,500

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	261
6.100% due 07/01/2040	2,525	2,525

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	80

California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	900	900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	$150	$156

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	255

East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
8.300% due 06/01/2025	1,500	1,500

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,000	1,044
5.000% due 06/01/2043	100	104

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	107

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,848

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,598
5.500% due 06/01/2043	2,400	2,557
6.250% due 06/01/2033	650	699
6.625% due 06/01/2040	270	300
6.750% due 06/01/2039	1,095	1,224

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	132

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,884

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
8.150% due 02/01/2028	250	250

Kern, California Community College District General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	197

Loma Linda, California Revenue Bonds, Series 2007
7.150% due 12/01/2037	1,000	1,000

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
6.500% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	251
3.000% due 08/01/2012	500	498

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,500	1,500

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
6.000% due 07/01/2034	500	500

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/11/2011	145	145

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Schedule of Investments California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Newport Beach, California Revenue Bonds, Series 2008
7.650% due 12/01/2040	$1,500	$1,500

Northern California State Transmission Agency Revenue Bonds, (FSA Insured), Series 2002
8.000% due 05/01/2024	2,475	2,475

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	105

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
8.860% due 08/01/2016	1,000	1,000

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	1,000	1,000

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	581
5.000% due 02/01/2010	500	516

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	160

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	507

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	256

Roseville, California Electrical Systems Certificates of Participation Bonds, (FSA Insured), Series 2002
6.250% due 02/01/2024	1,165	1,165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	$100	$98

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	1,000	1,000

Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2000
5.050% due 05/01/2016	1,500	1,500

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	258

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	360
5.000% due 07/15/2014	150	159

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	203

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	910

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	159

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	187

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,502

Southern California State Metropolitan Water District Revenue Bonds, Series 2003
7.730% due 07/01/2030	1,500	1,500

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
6.900% due 07/01/2028	1,100	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California State Public Power Authority Revenue Bonds, (FSA Insured), Series 2001
8.500% due 07/01/2021	$2,050	$2,050

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	355

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,000	656

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	102

		79,782

PUERTO RICO 3.1%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,529

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,025

		2,554

Total Municipal Bonds & Notes (Cost $83,034)		82,336

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Stocks (Cost $75)		9

Total Investments 99.2% (Cost $83,959)		$82,931

Other Assets and Liabilities (Net) 0.8%		647

Net Assets 100.0%		$83,578

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9	$82,922	$0	$82,931
Other Financial Instruments ++	0	0	0	0

Total	$9	$82,922	$0	$82,931

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$1,500	$240
8.250% due 08/15/2018	300	175

Bank of America Corp.
8.000% due 12/29/2049	3,600	2,853

Citigroup, Inc.
8.400% due 04/29/2049	1,050	716

Wachovia Bank N.A.
3.704% due 05/14/2010	600	492

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	436

Total Corporate Bonds & Notes (Cost $7,202)		4,912

MUNICIPAL BONDS & NOTES 94.3%

ALABAMA 1.1%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	47

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	605

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	205
5.250% due 03/01/2036	500	398

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,214

		2,469

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,116

ARIZONA 4.5%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	2,215	1,801

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	913

Arizona State Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	3,000	2,663

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	694

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,304

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	830

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,632

		9,837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	$600	$554
7.000% due 10/01/2039	500	468

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	1,110
9.000% due 11/01/2017	500	489

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	2,830	2,611

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	697

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	770	715
5.400% due 10/01/2023	320	295

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	217

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,750	1,148

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	375

		8,679

COLORADO 6.2%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	643
5.750% due 05/15/2037	855	689
5.750% due 12/01/2037	1,000	781

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,768
5.900% due 08/01/2037	1,000	802

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,181

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,240

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,952

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	411
5.450% due 12/01/2034	1,000	786

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	369

Denver, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2003
10.000% due 12/01/2029	2,000	2,000

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	621

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	366

		13,609

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.8%

Connecticut State Special Tax Bonds, (AMBAC Insured), Series 2003
9.000% due 02/01/2022	$4,000	$4,000

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,000	1,000

FLORIDA 4.5%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	394

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	558

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	214

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	767

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,513

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,865

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,119

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	1,250	1,176

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,316

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,009

		9,931

GEORGIA 1.5%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	177

Georgia State Main Street Natural Gas, Inc., Revenue Notes, Series 2007
5.000% due 03/15/2009	1,000	998

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,112

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	908

		3,195

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	1,179

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 8.1%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$803

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	1,550	1,330

Chicago, Illinois Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,800	1,631

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,344

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,851

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	723

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	164

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	1,197
5.500% due 05/15/2037	750	591
6.100% due 12/01/2041	1,650	1,348
7.000% due 12/01/2037	1,000	906

Illinois State Finance Authority Revenue Bonds, Series 2008
4.250% due 01/01/2048	1,300	1,300
6.250% due 08/15/2035	1,000	855

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,343

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,042
6.625% due 06/01/2037	1,000	858

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	588

		17,874

INDIANA 1.0%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	79

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	830

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,315

		2,224

IOWA 2.0%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	913

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	144

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	650
5.500% due 11/15/2037	1,550	1,037
5.625% due 12/01/2045	2,000	1,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	$200	$162

		4,419

KANSAS 1.1%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	945

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	803

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	185
5.125% due 05/15/2042	250	181
5.500% due 08/01/2021	250	213

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	172

		2,499

KENTUCKY 1.5%

Kenton County, Kentucky Airport Board Revenue Notes, (MBIA/XLCA Insured), Series 2007
5.000% due 03/01/2013	1,500	1,471

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 1998
8.500% due 06/01/2013	1,800	1,800

		3,271

LOUISIANA 0.8%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,350	1,795

MARYLAND 2.1%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	609

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	671
5.300% due 01/01/2037	300	224

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	845
6.000% due 01/01/2043	1,600	1,384

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	1,000	998

		4,731

MASSACHUSETTS 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,142
6.750% due 10/15/2037	1,250	1,076

		2,218

MICHIGAN 6.3%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	605

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	$85	$84

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	807

Michigan State Corner Creek Academy East Revenue Bonds, (INSTN Insured), Series 2007
5.250% due 11/01/2036	250	190

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	345

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	854

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	805

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,830

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,940
6.500% due 09/01/2037	1,000	891

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (d)	230	216

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	568

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
9.000% due 01/01/2020	4,700	4,700

		14,004

MINNESOTA 2.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	334

Minneapolis, Minnesota Revenue Bonds, (AMBAC Insured), Series 2005
8.500% due 11/15/2032	2,000	2,000

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	603
5.750% due 10/01/2037	1,500	1,200

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	166

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	227

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	401

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	416

		5,347

MISSISSIPPI 0.8%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,714

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 1.9%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	$1,900	$1,538
6.000% due 07/01/2037	750	575

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	209
5.550% due 10/01/2036	45	37

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	467

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,207

		4,253

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	483

NEBRASKA 0.2%

Madison County, Nebraska Hospital Authority No. 1 Revenue Bonds, Series 2008
6.000% due 07/01/2033	500	448

NEVADA 0.7%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	1,750	1,531

NEW JERSEY 3.7%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,606

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	48

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	754

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	868

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	528

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	4,444

		8,248

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	$650	$552

		954

NEW YORK 3.2%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	123

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	377
6.700% due 01/01/2043	1,500	1,419

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	3,000	3,000

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	132

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	1,250	1,129

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	885

		7,065

NORTH CAROLINA 1.8%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	102

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	52

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,250	1,186

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	40

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	760

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	683
6.000% due 04/01/2038	500	423

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	732

		3,978

OHIO 2.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	819
5.875% due 06/01/2047	5,500	4,165
6.000% due 06/01/2042	1,520	1,180

		6,164

PENNSYLVANIA 6.2%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	679

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	$3,500	$2,414

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	463

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	441

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	443

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	233
6.375% due 07/01/2030	1,000	923

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	120

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,190

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	222

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,761

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	486

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	365

Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,563

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	440

		13,743

PUERTO RICO 1.5%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	2,250	2,171

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	1,250	1,215

		3,386

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	152

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	89

		241

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH CAROLINA 1.5%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	$1,900	$1,553
6.000% due 11/15/2037	2,000	1,641

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,347

SOUTH DAKOTA 0.1%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	355	303

TENNESSEE 1.4%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	89

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,038

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	1,000	837
5.250% due 09/01/2024	1,375	1,103

		3,067

TEXAS 10.0%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	563

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,388
8.250% due 05/01/2033	1,300	1,222

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	386

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	1,170

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	436

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	261

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	377

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	756

Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.600% due 10/01/2029	1,590	1,590

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	371

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84
6.125% due 07/15/2027	45	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	$100	$85

Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	952

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	238

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	799

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	622

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	544
6.375% due 02/01/2029	220	182

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	310

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	916

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	1,019

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	481

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,000	893

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,238

Titus County, Texas Fresh Water Supply District Revenue Notes, Series 2008
4.500% due 07/01/2011	750	739

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	38

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,404

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	671

		22,214

UTAH 2.6%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	427
5.700% due 11/15/2036	1,000	819

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,386

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,068

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	$500	$471

		5,746

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	82

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	423

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	970

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	855

		2,330

WASHINGTON 1.2%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033 (a)	1,000	945

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,069

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	664

		2,678

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,158

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	846

		2,004

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	929

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	132

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	204

		1,265

Total Municipal Bonds & Notes (Cost $240,649)		208,559

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	$426	$280

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	911	519

Total Mortgage-Backed Securities (Cost $800)		799

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%

American International Group, Inc.
8.500% due 08/01/2011	7,700	66

Wachovia Corp.
7.500% due 12/31/2049	1,000	393

Total Convertible Preferred Stocks (Cost $1,578)		459

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$345	$345
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $354. Repurchase proceeds are $345.)

Total Short-Term Instruments (Cost $345)		345

Total Investments 97.3% (Cost $250,574)		$215,074

Other Assets and Liabilities (Net) 2.7%		5,999

Net Assets 100.0%		$221,073

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006 5.000% due 12/01/2035	0.950%	06/20/2018	GSC	1.440%	$5,000	$(148)	$0	$(148)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2037	1.500%	06/20/2018	GSC	1.840%	5,000	(95)	0	(95)

						$(243)	$0	$(243)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 33,000	$(767)	$(661)	$(106)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$2,000	$(73)	$(40)	$(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	13,399	(598)	389	(987)

						$(671)	$349	$(1,020)

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments High Yield Municipal Bond Fund (Cont.)

(d)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$230	$216	0.10%

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$66	$215,008	$0	$215,074
Other Financial Instruments ++	0	(1,126)	(243)	(1,369)

Total	$66	$213,882	$(243)	$213,705

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(243)	0	(243)

Total	$0	$0	$0	$0	$(243)	$0	$(243)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.4%

American International Group, Inc.
4.950% due 03/20/2012	$100	$62
8.250% due 08/15/2018	800	466

Bank of America Corp.
8.000% due 12/29/2049	8,200	6,499

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	3,208

Morgan Stanley
4.904% due 05/14/2010	6,600	4,820

Wachovia Corp.
7.980% due 02/28/2049	3,800	1,590

Total Corporate Bonds & Notes (Cost $26,589)		19,236

MUNICIPAL BONDS & NOTES 91.3%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,243

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,834

		5,077

ALASKA 0.4%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	496

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,525

		2,021

ARIZONA 1.2%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,790

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	4,161

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	5	5

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	674

		6,630

ARKANSAS 0.3%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,842

CALIFORNIA 20.8%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	782

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	$5,000	$2,570

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,058

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,515

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	9,000	8,247
5.000% due 06/01/2037	5,300	4,798
5.000% due 11/01/2037	16,200	14,661
5.000% due 12/01/2037	4,200	3,801

California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	5,000	4,735

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,433
5.625% due 07/01/2032	3,500	3,173

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	594

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,404

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	388

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	36,730	39,500

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	3,483
5.125% due 06/01/2047	2,000	1,321

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	678

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,866

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,133
0.000% due 08/01/2016	1,400	972

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	880
4.800% due 09/01/2017	875	814

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	395

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,457

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,506

		117,164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 1.9%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	$1,000	$811

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	20	20
6.750% due 04/01/2015	40	41

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	8,186

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,408

		10,501

CONNECTICUT 0.5%

Connecticut State General Obligation Bonds, (AMBAC Insured), Series 2005
5.771% due 06/01/2020	3,000	2,956

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	8,298

FLORIDA 3.1%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	2,270	1,928

Florida State Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,548

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	7,847

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	311

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	873

		17,507

GEORGIA 1.0%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	1,000	130

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	2,400	2,394
5.000% due 06/15/2010	2,800	2,773

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	175

		5,472

ILLINOIS 8.4%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	500

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$227

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,182

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,612

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	10,414

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	964

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,201

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,742

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	113
0.000% due 12/01/2014	255	192
0.000% due 12/01/2015	1,885	1,338

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,392

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	783

Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	6,000	5,185

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	661

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,589

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,607

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	663
9.000% due 02/01/2011	690	780
9.000% due 02/01/2012	1,065	1,249

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,015

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	$3,400	$1,923

		47,408

INDIANA 3.2%

Brownsburg, Indiana 1999 School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	214
4.750% due 01/15/2015	235	239
4.850% due 01/15/2016	295	300

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	202
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	781

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,561

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,079

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	4,525

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	903

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,098

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,089

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	240
5.500% due 02/01/2015	180	188

		18,186

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	553

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	646

LOUISIANA 1.4%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	$70	$72

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	7,239

		7,583

MARYLAND 0.6%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,347

MASSACHUSETTS 1.6%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	4,492
5.801% due 11/01/2020	2,595	2,239

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
11.233% due 01/01/2017	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	816

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	90

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	85	85

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	530

		9,214

MICHIGAN 0.6%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,282

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,039

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,183

		3,556

MISSOURI 2.2%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	419

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,612

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,005
5.000% due 11/01/2015	540	516

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	364

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	$295	$297

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,134

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,056

		12,403

NEVADA 0.4%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,405

NEW JERSEY 4.2%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	552
5.250% due 02/15/2010	570	575

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,341
5.600% due 01/01/2012	820	820
6.000% due 11/01/2028	3,500	2,925
6.375% due 04/01/2018	1,500	1,708
6.500% due 04/01/2018	690	700
6.500% due 04/01/2031	2,115	2,029

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,263

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	546

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,335	3,496
6.375% due 06/01/2032	1,000	1,112

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	4,666

		23,733

NEW MEXICO 0.8%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025 (a)	5,000	4,624

NEW YORK 6.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,720

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,076

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,158

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,289

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.025% due 03/01/2022	$3,500	$2,906
6.390% due 03/01/2020	3,900	3,247

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,265

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	436

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,160	2,253

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,073

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,909

		36,533

NORTH CAROLINA 1.0%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	2,700	2,543

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	556

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,539

		5,638

OHIO 1.7%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,331

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	344
5.875% due 06/01/2047	6,600	4,998

		9,673

OKLAHOMA 0.0%

Oklahoma State Single-Family Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	325	61

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	746

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	756

		1,602

PUERTO RICO 1.0%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$750	$786

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,348
0.000% due 08/01/2054	10,000	526

		5,818

RHODE ISLAND 1.3%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,045
6.250% due 06/01/2042	6,025	5,255

		7,300

SOUTH CAROLINA 0.4%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,440

TENNESSEE 2.1%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,110

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	6,028
5.000% due 02/01/2024	1,400	1,067
5.000% due 02/01/2027	5,000	3,684

		11,889

TEXAS 12.5%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	796

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	92

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	405	411

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	856

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	1,994

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	1,819

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	348

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,340	3,280

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
0.270% due 07/01/2025	2,500	1,671

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	$1,000	$813

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,575

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,590

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,027

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,047

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	862

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,846

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	789

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,067

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2008
5.000% due 02/01/2032	10,000	9,285

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	9,560

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	5,791

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	460

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	6,627

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,795

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	817

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,598

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	$5,020	$4,666

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,465

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	459

		70,582

UTAH 1.2%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	3,950
0.000% due 06/15/2029	10,000	2,641

		6,591

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,364

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	927

WASHINGTON 5.1%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,648

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,919

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	5,700	5,448

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,393

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,857

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,701

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,729

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,178

		28,873

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 2.0%

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$391

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	102
5.000% due 06/01/2019	100	102
5.000% due 06/01/2020	100	101
5.100% due 06/01/2021	100	101
5.100% due 06/01/2022	100	101
5.100% due 06/01/2023	100	100
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	4,973

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	790	799
5.350% due 11/01/2022	3,045	2,954

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,530	1,541

		11,373

Total Municipal Bonds & Notes (Cost $569,288)		514,987

U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	44,800	44,596
6.000% due 10/01/2038	6,000	6,072

Total U.S. Government Agencies (Cost $50,616)		50,668

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	2,555	1,680
4.895% due 11/25/2035	2,769	1,850

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	5,235	2,986

Total Mortgage-Backed Securities (Cost $6,486)		6,516

SHORT-TERM INSTRUMENTS 1.8%

U.S. TREASURY BILLS 1.8%
1.176% due 11/28/2008 - 12/26/2008 (b)(d)	9,910	9,864

Total Short-Term Instruments (Cost $9,887)		9,864

Total Investments 106.7% (Cost $662,866)		$601,271

Other Assets and Liabilities (Net) (6.7%)		(37,505)

Net Assets 100.0%		$563,766

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $9,864 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $910 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	70	$(104)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008 5.000% due 01/01/2038	0.530%	06/20/2018	GSC	0.660%	$5,000	$(44)	$0	$(44)
Bay Area, California Toll Authority Revenue Bonds, Series 2006 5.000% due 04/01/2031	0.700%	06/20/2018	GSC	0.950%	5,000	(82)	0	(82)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	7,000	(108)	0	(108)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001 5.125% due 07/01/2041	0.640%	06/20/2018	GSC	0.750%	5,000	(37)	0	(37)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005 5.000% due 11/15/2035	0.650%	06/20/2018	GSC	1.100%	5,000	(144)	0	(144)
San Antonio, Texas Revenue Bonds, Series 2005 5.000% due 02/01/2022	0.700%	06/20/2018	GSC	0.850%	5,000	(52)	0	(52)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008 5.250% due 07/01/2022	0.880%	06/20/2018	GSC	1.200%	5,000	(99)	0	(99)
Washington State Energy Northwest Revenue Notes, Series 2008 5.000% due 07/01/2017	0.700%	06/20/2018	GSC	0.860%	5,000	(53)	0	(53)

						$(619)	$0	$(619)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$281,000	$ (6,532)	$(4,847)	$(1,685)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$7,600	$(277)	$30	$(307)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	25,900	(1,154)	227	(1,381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	28,900	(1,288)	202	(1,490)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	17,600	(785)	183	(968)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	5,600	(249)	53	(302)

						$(3,753)	$695	$(4,448)

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments Municipal Bond Fund (Cont.)

(g)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,495	$1,465	0.26%

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$601,271	$0	$601,271
Other Financial Instruments ++	(104)	(6,241)	(511)	(6,856)

Total	$(104)	$595,030	$(511)	$594,415

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(511)	0	(511)

Total	$0	$0	$0	$0	$(511)	$0	$(511)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$1,100	$872

Morgan Stanley
4.904% due 05/14/2010	1,100	803

Total Corporate Bonds & Notes (Cost $2,172)		1,675

MUNICIPAL BONDS & NOTES 95.0%

ALABAMA 0.5%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	544

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	228

CALIFORNIA 2.1%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	293

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	922

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	379

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	832

		2,426

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	509

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	411

NEW JERSEY 0.5%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	635

NEW YORK 84.5%

Albany, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2037	3,000	3,000

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,116

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	$100	$80

Erie County, New York General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,013

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,051

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	434

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	214

Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2003
7.900% due 12/01/2029	3,220	3,220

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	926

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	453

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
4.000% due 01/01/2034	2,000	2,000

New York & New Jersey States Port Authority Revenue Bonds, Series 1994
5.200% due 05/01/2019	4,000	4,000

New York City, New York Capital Resources Corp. Revenue Bonds, Series 2007
7.200% due 01/01/2037	400	400

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
4.250% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	504

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,688

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	953

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	997
5.000% due 10/01/2019	2,300	2,294

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	4,000	4,000

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	266

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	260

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	461
5.000% due 01/01/2046	1,500	1,277

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	$1,000	$886
5.025% due 03/01/2022	1,400	1,162

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	198

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	219

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	27

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	2,425	2,191

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	510
5.250% due 02/01/2029	500	521

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	413

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,436

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	948

New York State Dormitory Authority Revenue Bonds, (BHAC-CR MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	943

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	215	224

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
3.640% due 08/15/2022	250	231

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	695

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	985

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	155

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	429

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	697

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,051
5.000% due 07/01/2026	500	436

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	999
5.000% due 02/15/2037	1,000	895

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	$1,000	$934
6.125% due 12/01/2029	500	458
6.250% due 12/01/2037	350	310

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,003

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	530

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	872

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,749

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,127

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
5.200% due 07/01/2019	3,100	3,100

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	938
5.000% due 06/15/2014	400	419

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,135

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	532

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	933

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	350

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	181

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	884

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	385

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	506

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,047

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	$500	$534
5.000% due 04/01/2015	500	533

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	526

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	901

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (AMBAC Insured), Series 2001
8.250% due 01/01/2032	1,300	1,300

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (FSA Insured), Series 2007
8.200% due 01/01/2019	1,500	1,500

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2002
7.810% due 11/01/2032	1,600	1,600

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,869

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	792

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,055

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	522

New York State Urban Development Corp. Revenue Bonds, Series 2004
7.850% due 03/15/2033	5,100	5,100

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	518

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	405

Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,537

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	535

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	385

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	$250	$265

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	526

		98,881

PUERTO RICO 4.7%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,158

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	856

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	246

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,000

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	206

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,082

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	556

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	105

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	263

		5,472

TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	566

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		693

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	227

WASHINGTON 1.0%

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	1,200	1,147

Total Municipal Bonds & Notes (Cost $116,376)		111,173

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	$7,100	$7,068

Total U.S. Government Agencies (Cost $7,044)		7,068

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,989	1,989

(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $2,030. Repurchase proceeds are $1,989.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
1.445% due 12/26/2008 (a)	$750	$743

Total Short-Term Instruments (Cost $2,736)		2,732

Total Investments 104.8% (Cost $128,328)		$122,648

Other Assets and Liabilities (Net) (4.8%)		(5,667)

Net Assets 100.0%		$116,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(b)	Cash of $150 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	34	$1
U.S.Treasury 30-Year Bond December Futures	Short	12/2008	35	27

				$28

(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 40,200	$(930)	$(653)	$(277)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$4,000	$27	$(7)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	460	(17)	2	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	1,300	(58)	12	(70)

						$(48)	$7	$(55)

(d)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$100	$99	$97

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments New York Municipal Bond Fund (Cont.)

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$122,648	$0	$122,648
Short Sales, at value	0	(97)	0	(97)
Other Financial Instruments ++	28	(332)	0	(304)

Total	$28	$122,219	$0	$122,247

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

Bank of America Corp.
8.000% due 12/29/2049	$3,450	$2,734

Citigroup, Inc.
8.400% due 04/29/2049	1,400	955

General Electric Capital Corp.
6.375% due 11/15/2067	900	729

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,182

Morgan Stanley
4.904% due 05/14/2010	2,900	2,118

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	776

Wachovia Corp.
7.980% due 02/28/2049	1,400	586

Total Corporate Bonds & Notes (Cost $12,220)		9,080

MUNICIPAL BONDS & NOTES 92.4%

ARIZONA 2.7%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,309
5.000% due 08/01/2012	2,305	2,441

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,072

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,002

		7,824

CALIFORNIA 7.7%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,209

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,200	3,050
5.625% due 07/01/2032	1,400	1,269

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	584

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,090

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	540

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,810

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2029	6,000	6,000

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,994

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,487

		22,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 0.1%

Colorado State University Hospital Authority Revenue Bonds, (FSA Insured), Series 2004
8.150% due 11/15/2033	$400	$400

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,700	1,700

FLORIDA 0.8%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	510	517

Florida State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 10/01/2019	1,300	1,300

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
10.833% due 12/01/2017	500	471

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	35	35

		2,323

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	900	898
5.000% due 06/15/2010	1,150	1,139

		2,037

ILLINOIS 7.9%

Chicago, Illinois Revenue Bonds, Series 2002
4.250% due 01/01/2034	5,000	5,000

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,256

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,030

Illinois State Health Facilities Authority Revenue Bonds, Series 2002
4.250% due 08/15/2032	10,000	10,000

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	799

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,726

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,377

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	118

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,225
0.000% due 10/01/2010	15	14

		22,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 0.4%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	$1,200	$1,229

KANSAS 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

KENTUCKY 0.1%

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (FSA Insured), Series 2003
8.050% due 05/15/2023	400	400

LOUISIANA 1.8%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,041

MASSACHUSETTS 7.8%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,748

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,648
5.801% due 11/01/2020	1,000	862

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,629

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
9.019% due 01/01/2016	3,200	3,127

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
8.059% due 07/01/2020	7,005	6,069

Massachusetts State Development Finance Agency Revenue Bonds, Series 2006
3.750% due 07/15/2036	400	400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
4.400% due 12/01/2037	6,000	6,000

		22,483

MICHIGAN 2.6%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,005

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,914

Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.250% due 12/01/2030	3,000	3,000

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	526

		7,445

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 6.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	$1,500	$1,516

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
7.000% due 03/01/2040	1,600	1,600

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
9.000% due 02/15/2034	10,700	10,700

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	5,655

		19,471

NEVADA 1.4%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,117

NEW JERSEY 0.7%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	569

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,499

		2,068

NEW YORK 15.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,533

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,255	2,281

New York City, New York General Obligation Bonds, (FSA Insured), Series 2001
7.000% due 11/01/2026	5,000	5,000

New York City, New York General Obligation Bonds, Series 2006
5.200% due 01/01/2036	6,840	6,840

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,379

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	8,000	6,642
6.390% due 03/01/2020	1,500	1,249

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	857

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,342

New York State Dormitory Authority Revenue Bonds, Series 2008
4.150% due 07/01/2037	6,100	6,100

New York State Local Government Assistance Corp. Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$148

		44,008

OHIO 5.2%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,580

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	458
5.875% due 06/01/2030	1,200	984

Ohio State Revenue Bonds, Series 2008
4.250% due 12/01/2044	10,000	10,000

		15,029

OKLAHOMA 2.2%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,115

		6,217

OREGON 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	825
5.000% due 10/01/2012	435	452

		1,277

PENNSYLVANIA 4.9%

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2005
5.200% due 05/15/2035	13,050	13,050

Pennsylvania State Turnpike Commission Revenue Bonds, (FSA Insured), Series 2005
8.150% due 07/15/2041	400	400

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	514

		13,964

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	262

TENNESSEE 3.3%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	151

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,482
5.000% due 02/01/2023	1,625	1,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	$1,500	$1,454
5.000% due 09/01/2015	4,600	4,066

		9,409

TEXAS 9.4%

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,445

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	862

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,203

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,317

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	329

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	4,692

Texas State Lower Colorado River Authority Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	411

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	385

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,315

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

		26,888

VIRGINIA 0.3%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	773

WASHINGTON 5.8%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,549

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	3,100	2,963

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	153

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,637

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,072

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	$8,245	$8,319

		16,693

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	53

WISCONSIN 3.3%

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	5,765	5,592

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,600	1,612
4.500% due 11/01/2010	1,335	1,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	$1,000	$1,034

		9,589

Total Municipal Bonds & Notes (Cost $278,328)		265,648

U.S. GOVERNMENT AGENCIES 9.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	26,400	26,252

Total U.S. Government Agencies (Cost $26,589)		26,252

MORTGAGE-BACKED SECURITIES 1.3%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	1,576	1,036
4.895% due 11/25/2035	1,789	1,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	$2,504	$1,429

Total Mortgage-Backed Securities (Cost $3,640)		3,660

SHORT-TERM INSTRUMENTS 2.4%

U.S. TREASURY BILLS 2.4%
1.243% due 11/28/2008 - 12/26/2008 (a)(b)	6,830	6,804

Total Short-Term Instruments (Cost $6,814)		6,804

Total Investments 108.4% (Cost $327,591)		$311,444

Other Assets and Liabilities (Net) (8.4%)		(24,252)

Net Assets 100.0%		$287,192

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $5,418 have been pledged as collateral for swap contracts on September 30, 2008.
(c)	Cash of $705 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	96	$3
U.S. Treasury 10-Year Note December Futures	Long	12/2008	84	(116)

				$(113)

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	$3,000	$(46)	$0	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 146,600	$(3,408)	$(2,571)	$(837)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments Short Duration Municipal Income Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$ 11,500	$78	$(18)	$96
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,900	(106)	11	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	19,400	(865)	170	(1,035)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	21,600	(963)	151	(1,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	12,600	(562)	131	(693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,000	(178)	38	(216)

						$(2,596)	$483	$(3,079)

(e)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 09/30/2008	0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$311,444	$0	$311,444
Other Financial Instruments ++	(113)	(3,962)	0	(4,075)

Total	$(113)	$307,482	$0	$307,369

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

40	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	41

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class A
09/30/2008+	$9.47	$0.18	$(0.46)	$(0.28)	$(0.19)	$0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00

California Short Duration Municipal Income Fund
Class A
09/30/2008+	$9.99	$0.13	$(0.12)	$0.01	$(0.13)	$0.00
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class A
09/30/2008+	$9.03	$0.24	$(0.74)	$(0.50)	$(0.24)	$0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
09/30/2008+	9.03	0.21	(0.74)	(0.53)	(0.21)	0.00
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

Municipal Bond Fund
Class A
09/30/2008+	$9.67	$0.20	$(0.79)	$(0.59)	$(0.21)	$0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
Class B
09/30/2008+	9.67	0.17	(0.80)	(0.63)	(0.17)	0.00
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
Class C
09/30/2008+	9.67	0.18	(0.80)	(0.62)	(0.18)	0.00
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(d)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 5.01%.

42	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.00	(3.01)%	$40,452	0.775	%*	0.775	%*	3.88	%*	36%
0.00	(0.37)	9.47	(0.95)	33,277	0.795	(h)	0.795	(h)	3.90		37
0.00	(0.36)	9.93	4.74	34,107	0.825		0.825		3.64		59
0.00	(0.35)	9.83	2.25	46,314	0.94	(c)	0.84	(c)	3.53		131
0.00	(0.38)	9.96	1.17	44,676	1.03	(b)	0.87	(b)	3.75		43
0.00	(0.37)	10.22	3.73	47,407	0.90		0.90		3.69		137

$0.00	$(0.13)	$9.87	0.14%	$25,776	0.75	%*	0.75	%*	2.69	%*	119%
0.00	(0.31)	9.99	2.60	9,343	0.77	(h)	0.77	(h)	3.00		92
0.00	(0.17)	10.04	2.11	2,470	0.70	*(d)(e)	0.70	*(d)(e)	2.52	*	83

$0.00	$(0.24)	$8.29	(5.64)%	$71,696	0.79	%*(l)	0.79	%*(l)	5.35	%*	77%
0.00	(0.47)	9.03	(10.93)	42,761	0.84	(i)(j)	0.84	(i)(j)	4.65		160
0.00	(0.32)	10.63	9.61	24,068	0.95	*(f)	0.95	*(f)	4.31	*	94

0.00	(0.21)	8.29	(6.00)	25,923	1.54	*(m)	1.54	*(m)	4.63	*	77
0.00	(0.39)	9.03	(11.62)	19,087	1.59	(i)(k)	1.59	(i)(k)	4.00		160
0.00	(0.10)	10.63	2.32	2,496	1.70	*(g)	1.70	*(g)	3.50	*	94

$0.00	$(0.21)	$8.87	(6.26)%	$80,383	0.775	%*	0.775	%*	4.17	%*	23%
0.00	(0.40)	9.67	(2.36)	72,205	0.885	(h)	0.805	(h)	3.96		64
0.00	(0.38)	10.31	5.12	76,698	0.875		0.825		3.70		76
0.00	(0.35)	10.18	3.94	65,423	1.07	(c)	0.84	(c)	3.64		63
0.00	(0.38)	10.14	1.96	54,983	1.06	(b)	0.88	(b)	3.83		56
0.00	(0.37)	10.32	5.15	60,742	0.90		0.90		3.66		115

0.00	(0.17)	8.87	(6.61)	18,914	1.525	*	1.525	*	3.42	*	23
0.00	(0.33)	9.67	(3.09)	23,379	1.635	(h)	1.555	(h)	3.21		64
0.00	(0.31)	10.31	4.36	30,371	1.635		1.575		2.97		76
0.00	(0.28)	10.18	3.17	34,401	1.82	(c)	1.59	(c)	2.91		63
0.00	(0.30)	10.14	1.20	40,015	1.81	(b)	1.63	(b)	3.07		56
0.00	(0.30)	10.32	4.36	46,467	1.65		1.65		2.90		115

0.00	(0.18)	8.87	(6.49)	54,036	1.275	*	1.275	*	3.68	*	23
0.00	(0.35)	9.67	(2.85)	60,036	1.385	(h)	1.305	(h)	3.46		64
0.00	(0.33)	10.31	4.60	67,140	1.385		1.325		3.20		76
0.00	(0.30)	10.18	3.42	65,179	1.57	(c)	1.34	(c)	3.16		63
0.00	(0.33)	10.14	1.45	69,930	1.56	(b)	1.38	(b)	3.33		56
0.00	(0.32)	10.32	4.62	81,894	1.40		1.40		3.16		115

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.84%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.49%.
(h)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(i)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.60%.

Semiannual Report	September 30, 2008	43

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Class A
09/30/2008+	$10.68	$0.17	$(0.40)	$(0.23)	$(0.18)	$0.00
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)

Short Duration Municipal Income Fund
Class A
09/30/2008+	$9.54	$0.17	$(0.40)	$(0.23)	$(0.17)	$0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
Class C
09/30/2008+	9.54	0.16	(0.40)	(0.24)	(0.16)	0.00
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(e)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(f)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.

44	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$10.27	(2.24)%	$28,514	0.775	%*	0.775	%*	3.23	%*	68%
0.00	(0.39)	10.68	1.74	23,010	0.795	(f)	0.795	(f)	3.40		44
0.00	(0.39)	10.88	4.81	19,184	0.855		0.825		3.43		29
0.00	(0.34)	10.76	3.08	17,856	0.84	(e)	0.84	(e)	3.02		48
0.00	(0.33)	10.77	2.14	16,135	0.87	(b)	0.87	(b)	3.04		42
0.00	(0.34)	10.87	5.04	16,328	0.90		0.90		2.96		147

$0.00	$(0.17)	$9.14	(2.42)%	$111,684	0.75	%*	0.75	%*	3.57	%*	36%
0.00	(0.34)	9.54	(0.77)	62,549	0.78	(d)	0.78	(d)	3.43		35
0.00	(0.31)	9.95	3.09	86,895	0.75	(c)	0.70	(c)	3.16		71
0.00	(0.31)	9.96	3.24	120,178	0.80	(c)	0.70	(c)	3.09		79
0.00	(0.24)	9.95	0.20	199,843	0.81	(b)(c)	0.81	(b)(c)	2.37		104
0.00	(0.17)	10.17	1.78	261,909	0.85		0.85		1.65		226

0.00	(0.16)	9.14	(2.57)	20,173	1.05	*	1.05	*	3.29	*	36
0.00	(0.31)	9.54	(1.07)	19,764	1.08	(d)	1.08	(d)	3.13		35
0.00	(0.29)	9.95	2.80	26,052	1.05	(c)	1.00	(c)	2.87		71
0.00	(0.28)	9.96	2.94	35,294	1.10	(c)	1.00	(c)	2.79		79
0.00	(0.21)	9.95	(0.10)	49,751	1.11	(b)(c)	1.11	(b)(c)	2.07		104
0.00	(0.14)	10.17	1.47	67,984	1.15		1.15		1.35		226

Semiannual Report	September 30, 2008	45

Statements of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,526	$82,931	$214,729	$601,271	$120,659	$311,444
Repurchase agreements, at value	0	0	345	0	1,989	0
Cash	1,615	1,208	957	0	1,479	16,409
Deposits with counterparty	0	0	0	910	150	705
Receivable for investments sold	8,215	3,830	18,304	26,272	99	10,011
Receivable for Fund shares sold	38	205	1,143	196	321	383
Interest and dividends receivable	1,808	582	3,835	7,513	1,209	2,890
Variation margin receivable	2	0	0	616	74	539
Swap premiums paid	100	0	389	1,127	14	501
Unrealized appreciation on swap agreements	0	0	0	0	34	96
Other assets	1	0	0	0	0	0
	151,305	88,756	239,702	637,905	126,028	342,978

Liabilities:
Payable for investments purchased	$8,684	$4,001	$14,667	$55,616	$7,759	$30,604
Payable for short sales	0	0	0	0	97	0
Payable for Fund shares redeemed	627	1,136	1,578	2,007	49	17,337
Dividends payable	48	7	167	262	57	283
Overdraft due to custodian	0	0	0	3,159	0	0
Accrued investment advisory fee	26	13	53	108	22	51
Accrued administrative fee	28	14	46	125	25	61
Accrued distribution fee	0	0	16	36	0	8
Accrued servicing fee	8	6	23	42	12	38
Variation margin payable	2	0	0	753	0	757
Recoupment payable to Manager	0	1	5	0	0	0
Swap premiums received	115	0	701	5,279	660	2,589
Unrealized depreciation on swap agreements	367	0	1,369	6,752	366	4,058
Other liabilities	0	0	4	0	0	0
	9,905	5,178	18,629	74,139	9,047	55,786

Net Assets	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets Consist of:
Paid in capital	$155,952	$84,581	$267,334	$638,545	$122,928	$323,771
Undistributed (overdistributed) net investment income	337	16	(63)	371	(42)	(85)
Accumulated undistributed net realized gain (loss)	(6,427)	8	(9,329)	(6,619)	78	(16,273)
Net unrealized (depreciation)	(8,462)	(1,027)	(36,869)	(68,531)	(5,983)	(20,221)
	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets:
Class A	$40,452	$25,776	$71,696	$80,383	$28,514	$111,684
Class B	0	0	0	18,914	0	0
Class C	0	0	25,923	54,036	0	20,173
Other Classes	100,948	57,802	123,454	410,433	88,467	155,335

Shares Issued and Outstanding:
Class A	4,493	2,612	8,644	9,061	2,777	12,215
Class B	0	0	0	2,132	0	0
Class C	0	0	3,125	6,091	0	2,207

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.00	$9.87	$8.29	$8.87	$10.27	$9.14
Class B	NA	NA	NA	8.87	NA	NA
Class C	NA	NA	8.29	8.87	NA	9.14

Cost of Investments Owned	$147,620	$83,959	$250,229	$662,866	$126,339	$327,591
Cost of Repurchase Agreements Owned	$0	$0	$345	$0	$1,989	$0
Proceeds Received on Short Sales	$0	$0	$0	$0	$99	$0

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

46	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,305	$757	$6,892	$14,942	$2,043	$6,031
Dividends	7	1	41	0	0	0
Miscellaneous income	0	0	3	2	0	0
Total Income	3,312	758	6,936	14,944	2,043	6,031

Expenses:
Investment advisory fees	160	42	336	677	114	277
Administrative fees	172	46	306	787	133	329
Distribution fees - Class B	0	0	0	84	0	0
Distribution fees - Class C	0	0	93	146	0	31
Servicing fees - Class A	45	21	80	106	36	140
Servicing fees - Class B	0	0	0	28	0	0
Servicing fees - Class C	0	0	31	73	0	25
Distribution and/or servicing fees - Other Classes	5	2	19	63	30	58
Miscellaneous expense	0	1	6	1	0	1
Total Expenses	382	112	871	1,965	313	861
Reimbursement by Manager	0	0	(37)	0	0	0
Net Expenses	382	112	834	1,965	313	861

Net Investment Income	2,930	646	6,102	12,979	1,730	5,170

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(236)	(4)	(2,528)	1,164	96	38
Net realized gain on futures contracts, written options and swaps	79	3	869	1,860	47	1,361
Net change in unrealized (depreciation) on investments	(6,858)	(978)	(17,721)	(48,752)	(4,860)	(12,785)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(61)	1	(1,089)	(5,969)	(332)	(3,157)
Net (Loss)	(7,076)	(978)	(20,469)	(51,697)	(5,049)	(14,543)

Net (Decrease) in Net Assets Resulting from Operations	$(4,146)	$(332)	$(14,367)	$(38,718)	$(3,319)	$(9,373)

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,930	$5,689	$646	$477
Net realized gain (loss)	(157)	(1,061)	(1)	16
Net change in unrealized (depreciation)	(6,919)	(5,449)	(977)	(60)
Net increase (decrease) resulting from operations	(4,146)	(821)	(332)	433

Distributions to Shareholders:
From net investment income
Class A	(729)	(1,225)	(226)	(153)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(2,310)	(4,310)	(413)	(325)
From net realized capital gains
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(3,039)	(5,535)	(639)	(478)

Fund Share Transactions:
Receipts for shares sold
Class A	11,448	15,856	22,792	8,597
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	10,717	45,425	57,529	20,084
Issued as reinvestment of distributions
Class A	472	755	209	139
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	2,274	4,203	410	324
Cost of shares redeemed
Class A	(2,719)	(16,011)	(6,250)	(1,827)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(17,347)	(40,197)	(11,180)	(11,597)
Net increase (decrease) resulting from Fund share transactions	4,845	10,031	63,510	15,720

Fund Redemption Fee	0	1	0	0

Total Increase (Decrease) in Net Assets	(2,340)	3,676	62,539	15,675

Net Assets:
Beginning of year	143,740	140,064	21,039	5,364
End of period*	$141,400	$143,740	$83,578	$21,039

*Including undistributed (overdistributed) net investment income of:	$337	$446	$16	$9

48	PIMCO Funds	See Accompanying Notes

High Yield Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$6,102	$6,939	$12,979	$18,510	$1,730	$2,452	$5,170	$8,914
(1,659)	(7,642)	3,024	(1,659)	143	(49)	1,399	(2,402)
(18,810)	(18,546)	(54,721)	(29,845)	(5,192)	(1,164)	(15,942)	(6,970)
(14,367)	(19,249)	(38,718)	(12,994)	(3,319)	1,239	(9,373)	(458)

(1,739)	(1,751)	(1,820)	(2,813)	(480)	(728)	(2,059)	(2,529)
0	0	(393)	(876)	0	0	0	0
(580)	(442)	(1,101)	(2,221)	0	0	(341)	(690)
(3,832)	(4,755)	(9,975)	(12,758)	(1,275)	(1,714)	(2,853)	(5,693)

0	(6)	0	0	0	(38)	0	0
0	0	0	0	0	0	0	0
0	(2)	0	0	0	0	0	0
0	(18)	0	0	0	(90)	0	0

(6,151)	(6,974)	(13,289)	(18,668)	(1,755)	(2,570)	(5,253)	(8,912)

46,277	68,224	29,095	36,734	11,152	8,738	108,152	45,344
0	0	1,105	2,755	0	0	0	0
11,412	22,725	9,454	12,357	0	0	3,536	4,845
63,751	213,431	132,394	273,705	48,424	30,915	69,317	116,131

1,126	757	1,197	1,713	256	468	1,564	1,788
0	0	197	431	0	0	0	0
273	208	640	1,288	0	0	189	361
3,728	4,662	9,660	12,258	1,202	1,752	2,246	4,757

(11,942)	(43,572)	(14,943)	(38,430)	(4,659)	(4,990)	(53,654)	(68,498)
0	0	(4,045)	(8,506)	0	0	0	0
(2,508)	(4,279)	(11,261)	(16,728)	0	0	(2,430)	(10,636)
(58,049)	(97,336)	(74,393)	(153,308)	(7,452)	(25,720)	(36,798)	(196,757)
54,068	164,820	79,100	124,269	48,923	11,163	92,122	(102,665)

4	26	0	10	0	0	0	1

33,554	138,623	27,093	92,617	43,849	9,832	77,496	(112,034)

187,519	48,896	536,673	444,056	73,132	63,300	209,696	321,730
$221,073	$187,519	$563,766	$536,673	$116,981	$73,132	$287,192	$209,696

$(63)	$(14)	$371	$681	$(42)	$(17)	$(85)	$(2)

Semiannual Report	September 30, 2008	49

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN

45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(m), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation

50	PIMCO Funds

(Unaudited) September 30, 2008

Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(h) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or

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Notes to Financial Statements  (Cont.)

U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Inverse Floating Rate Transactions-Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series.

Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(k) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In

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(Unaudited) September 30, 2008

the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance

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Notes to Financial Statements  (Cont.)

risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(n) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the

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(Unaudited) September 30, 2008

discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(p) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

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Notes to Financial Statements  (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Instututional Class	Administrative Class	A, B and C Classes		Class D		Class P	Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%	N/A
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%	N/A

(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the investment advisory fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the supervisory and administrative fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $76,042 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

56	PIMCO Funds

(Unaudited) September 30, 2008

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$35
High Yield Municipal Bond Fund	62

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	57

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$7,250	$7,188	$53,876	$42,971
California Short Duration Municipal Income Fund	0	0	115,209	51,213
High Yield Municipal Bond Fund	11,881	11,780	218,363	152,587
Municipal Bond Fund	85,400	34,799	209,717	94,048
New York Municipal Bond Fund	43,178	36,237	78,641	27,902
Short Duration Municipal Income Fund	65,697	39,176	161,337	51,483

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,216	$11,448	1,650	$15,856	2,284	$22,792	858	$8,597	5,117	$46,277	6,837	$68,224
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	1,263	11,412	2,301	22,725
Other Classes	1,146	10,717	4,717	45,425	5,770	57,529	2,007	20,084	7,015	63,751	21,203	213,431
Issued as reinvestment of distributions
Class A	51	472	78	755	21	209	14	139	127	1,126	78	757
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	31	273	21	208
Other Classes	243	2,274	435	4,203	42	410	32	324	419	3,728	479	4,662
Cost of shares redeemed
Class A	(288)	(2,719)	(1,648)	(16,011)	(629)	(6,250)	(183)	(1,827)	(1,336)	(11,942)	(4,443)	(43,572)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	(283)	(2,508)	(443)	(4,279)
Other Classes	(1,841)	(17,347)	(4,156)	(40,197)	(1,124)	(11,180)	(1,157)	(11,597)	(6,468)	(58,049)	(9,864)	(97,336)
Net increase resulting from Fund share transactions	527	$4,845	1,076	$10,031	6,364	$63,510	1,571	$15,720	5,885	$54,068	16,169	$164,820

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	3,024	$29,095	3,675	$36,734	1,035	$11,152	812	$8,738	11,237	$108,152	4,628	$45,344
Class B	113	1,105	274	2,755	0	0	0	0	0	0	0	0
Class C	979	9,454	1,238	12,357	0	0	0	0	369	3,536	492	4,845
Other Classes	13,632	132,394	27,360	273,705	4,511	48,424	2,874	30,915	7,257	69,317	11,834	116,131
Issued as reinvestment of distributions
Class A	125	1,197	171	1,713	24	256	44	468	164	1,564	183	1,788
Class B	21	197	43	431	0	0	0	0	0	0	0	0
Class C	67	640	129	1,288	0	0	0	0	20	189	37	361
Other Classes	1,014	9,660	1,226	12,258	113	1,202	163	1,752	236	2,246	483	4,757
Cost of shares redeemed
Class A	(1,556)	(14,943)	(3,815)	(38,430)	(437)	(4,659)	(464)	(4,990)	(5,742)	(53,654)	(6,992)	(68,498)
Class B	(420)	(4,045)	(844)	(8,506)	0	0	0	0	0	0	0	0
Class C	(1,165)	(11,261)	(1,667)	(16,728)	0	0	0	0	(253)	(2,430)	(1,077)	(10,636)
Other Classes	(7,791)	(74,393)	(15,339)	(153,308)	(701)	(7,452)	(2,397)	(25,720)	(3,853)	(36,798)	(19,959)	(196,757)
Net increase (decrease) resulting from Fund share transactions	8,043	$79,100	12,451	$124,269	4,545	$48,923	1,032	$11,163	9,435	$92,122	(10,371)	$(102,665)

58	PIMCO Funds

(Unaudited) September 30, 2008

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Semiannual Report	September 30, 2008	59

Notes to Financial Statements  (Cont.)

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
California Intermediate Municipal Bond Fund	$745	$(8,839)	$(8,094)
California Short Duration Municipal Income Fund	1	(1,029)	(1,028)
High Yield Municipal Bond Fund	125	(35,625)	(35,500)
Municipal Bond Fund	2,662	(64,257)	(61,595)
New York Municipal Bond Fund	416	(6,096)	(5,680)
Short Duration Municipal Income Fund	566	(16,713)	(16,147)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

60	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

Semiannual Report	September 30, 2008	61

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

62	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2008	63

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

64	PIMCO Funds

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

Semiannual Report	September 30, 2008	65

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

66	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.         AZ002SA_23335

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Municipal Bond Funds

Share Class

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		14
Financial Highlights		42
Statements of Assets and Liabilities		44
Statements of Operations		45
Statements of Changes in Net Assets		46
Notes to Financial Statements		48
Glossary		58
Privacy Policy		59
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		60

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	8	16
California Short Duration Municipal Income Fund	9	19
High Yield Municipal Bond Fund	10	21
Municipal Bond Fund	11	27
New York Municipal Bond Fund	12	33
Short Duration Municipal Income Fund	13	37

Semiannual Report	September 30, 2008	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds.

Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class D is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (1/00), PIMCO New York Municipal Bond Fund (1/00), and PIMCO Short Duration Municipal Income Fund (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

6	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2008 to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO California Intermediate Municipal Bond Fund	Class D:	PCIDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields in California increased across the yield curve, including intermediate to long maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 3.83%. The yield was 6.50% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.30% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield-curve positioning enhanced performance as the yield curve steepened over the period.

•	California municipal bonds slightly underperformed the broader national market for the period.

•	Exposure to tobacco-related municipal bonds detracted from performance as these securities underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	-3.01%	-3.56%	1.41%	3.25%
Lehman Brothers California Intermediate Municipal Bond Index	-0.27%	2.52%	3.29%	4.82%
Lipper California Intermediate Municipal Debt Funds Average	-2.00%	-1.17%	1.93%	3.94%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	82.9%
Puerto Rico	9.9%
Virgin Islands	3.0%
Corporate Bonds & Notes	2.2%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$969.94	$1,021.16
Expenses Paid During Period†	$3.85	$3.95

† Expenses are equal to the net annualized expense ratio of 0.775% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class D:	PCDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed slightly below that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California increased across the yield curve, including shorter maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 2.44%. The yield was 4.14% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 2.74% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California slightly underperformed the broader national municipal bond market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	0.15%	1.70%	2.34%
Lehman Brothers California 1 Year Municipal Bond Index	1.15%	4.31%	3.95%
Lipper California Short/Intermediate Municipal Debt Funds Average	-0.54%	0.29%	1.56%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	96.2%
Puerto Rico	3.1%
Corporate Bonds & Notes	0.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,001.49	$1,021.31
Expenses Paid During Period†	$3.76	$3.80

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO High Yield Municipal Bond Fund
	Class D:	PYMDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was BAA at the end of the six-month period versus the benchmark’s average of A3/BAA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve including longer maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 6.12%. The yield was 9.42% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 6.80% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	An underweight to corporate-backed municipal bonds benefited performance as they underperformed the broader Municipal Bond Index.

•	Exposure to the tobacco sector detracted from performance as the Tobacco Bond Index underperformed the general Municipal Bond Index.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	-5.64%	-12.78%	-3.72%
60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index	-3.82%	-6.84%	-0.90%
Lipper High Yield Municipal Debt Funds Average	-5.57%	-10.51%	-3.52%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Texas	10.0%
Illinois	8.1%
Michigan	6.3%
Pennsylvania	6.2%
Colorado	6.2%
Other	63.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$943.59	$1,021.11
Expenses Paid During Period†	$3.85	$4.00

† Expenses are equal to the net annualized expense ratio of 0.79% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.79% for the Class D reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Municipal Bond Fund	Class D:	PMBDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AA2/AA3.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which benefited performance, as municipal yields increased at every maturity across the yield curve.

•	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 4.85%. The yield was 7.46% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.39% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to long-dated municipal bonds detracted from performance as the Long Municipal Index underperformed the General Municipal Index during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	-6.26%	-8.91%	1.01%	2.79%	3.12%
Lehman Brothers Municipal Bond Index	-2.60%	-1.87%	2.84%	4.24%	4.49%
Lipper General Municipal Debt Funds Average	-3.92%	-4.83%	1.73%	2.98%	3.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.855%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

California	19.5%
Texas	11.7%
U.S. Government Agencies	8.4%
Illinois	7.9%
New York	6.1%
Other	46.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$937.42	$1,021.16
Expenses Paid During Period†	$3.79	$3.95

† Expenses are equal to the net annualized expense ratio of 0.775% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO New York Municipal Bond Fund
	Class D:	PNYDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA– at the end of the six-month period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which benefited performance as municipal yields increased across the yield curve in all maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 3.06%. The yield was 5.05% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.26% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.54% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 3.65% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York slightly outperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds detracted from performance as zero coupon municipal bonds underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	-2.24%	-0.95%	2.44%	4.69%
Lehman Brothers New York Insured Municipal Bond Index	-2.94%	-2.42%	2.72%	4.96%
Lipper New York Municipal Debt Funds Average	-3.75%	-4.43%	1.83%	3.75%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.755%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	80.6%
U.S. Government Agencies	5.8%
Puerto Rico	4.5%
Short-Term Instruments	2.2%
Other	6.9%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$977.62	$1,021.16
Expenses Paid During Period†	$3.87	$3.95

† Expenses are equal to the net annualized expense ratio of 0.775% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class D:	PSDDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was AA– at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Lehman Brothers Municipal Bond Index returned -2.60%, while the Lehman Brothers U.S. Aggregate and the Lehman Brothers Treasury Indices returned -1.50% and 0.15%, respectively.

•

The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as municipal yields rose across all maturities including the front end of the yield curve.

•

The Fund’s Class D SEC yield after fees at September 30, 2008 was 3.42%. The yield was 5.26% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.80% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield-curve positioning enhanced performance as the municipal yield curve steepened over the period.

•	An exposure to municipal zero coupon bonds at the end of the six-month period detracted from performance as municipal zero coupon bonds underperformed the broader Municipal Bond Index over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	-2.42%	-4.00%	0.81%	2.06%
Lehman Brothers 1 Year Municipal Bond Index	1.02%	4.20%	2.59%	3.35%
Lipper Short Municipal Debt Funds Average	0.15%	1.42%	1.88%	2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

New York	14.1%
Texas	8.6%
U.S. Government Agencies	8.4%
Illinois	7.2%
Massachusetts	7.2%
California	7.1%
Missouri	6.3%
Washington	5.4%
Other	35.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$975.81	$1,021.31
Expenses Paid During Period†	$3.71	$3.80

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers Municipal Bond Index*	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization- weighted index of 50 European blue- chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1 Year Municipal Bond Index*	Lehman Brothers 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1 Year Municipal Bond Index*	Lehman Brothers California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index*	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Municipal Bond Index*	Lehman Brothers Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index*	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index*

Lehman Brothers Treasury Index consists of public obligations of the U. S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

14	PIMCO Funds

Index	Description

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

* Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	15

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$700	$112

Bank of America Corp.
8.000% due 12/29/2049	2,000	1,585

Citigroup, Inc.
8.400% due 04/29/2049	500	341

Morgan Stanley
4.904% due 05/14/2010	1,000	730

Wachovia Bank N.A.
3.704% due 05/14/2010	400	328

Total Corporate Bonds & Notes (Cost $4,600)		3,096

MUNICIPAL BONDS & NOTES 96.5%

CALIFORNIA 81.8%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,194

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	271

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	903

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	100

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,367

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	2,027

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,961

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	385

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	566
5.000% due 10/01/2013	570	598

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	787

California State Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,500	1,595

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	917

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	146

California State General Obligation Bonds, Series 2004
3.650% due 05/01/2034	200	200

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.760% due 07/01/2033	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	$500	$521

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	357

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	509

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,398

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	664

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,038

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,084

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,332

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,607

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,072

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,617

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,035

California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	837

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (a)	4,500	3,148

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	2,025

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	967

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	947
6.750% due 07/01/2032 (c)	1,280	1,196

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$650	$517
5.500% due 11/01/2038	400	329

California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	3,900	3,900

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	1,020

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	868

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,023

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	516

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	660
5.375% due 09/01/2017	800	753

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	1,500	1,384

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,143

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	890

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,368

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,351

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	988

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	722

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	1,865	2,006

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,420

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	529

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	833

Irvine, California Ranch Water District Certificates of Participation Bonds, Series 2008
3.850% due 03/01/2032	800	800

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	825
5.250% due 11/15/2018	1,000	944
5.250% due 11/15/2019	500	468

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	$250	$232

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2012	250	249

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,000	1,000

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	976

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	251

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,203

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,762

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	347

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,271

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC Insured), Series 1992
6.200% due 02/14/2011	3,250	3,392

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	700	700

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	239

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,033

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	506

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	671

Sacramento County, California Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,047

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	2,600	2,600

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,335

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	$1,425	$1,344

San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,478

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,161

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,563

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	920	922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,108

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,013

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	774

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	70	73

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,972

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,299

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	362

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,500	984
4.750% due 05/15/2031	1,000	860

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,112

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	1,000	873

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,395

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	366

		115,709

LOUISIANA 0.6%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	859

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 0.4%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	$830	$483

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	238

NEW YORK 0.7%

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,030

PUERTO RICO 9.8%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,025	989

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	856

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,502

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,385

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	152

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth-GTD), Series 2004
5.000% due 07/01/2028	2,150	2,155

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,286

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,005

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	515

		13,845

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84

VIRGIN ISLANDS 2.9%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,000

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,137

		4,137

Total Municipal Bonds & Notes (Cost $142,630)		136,385

See Accompanying Notes	Semiannual Report	September 30, 2008	17

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	$45

Total Convertible Preferred Stocks (Cost $390)		45

Total Investments 98.7% (Cost $147,620)		$139,526

Other Assets and Liabilities (Net) 1.3%		1,874

Net Assets 100.0%		$141,400

Notes to Schedule of Investments (amounts in thousands):

(a)	Security becomes interest bearing at a future date.
(b)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$5,000	$(116)	$(95)	$(21)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$ 1,490	$(54)	$(18)	$(36)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	4,763	(212)	98	(310)

						$(266)	$80	$(346)

(c)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,196	0.85%

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$45	$139,481	$0	$139,526
Other Financial Instruments ++	0	(367)	0	(367)

Total	$45	$139,114	$0	$139,159

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

American International Group, Inc.
8.175% due 05/15/2058	$100	$16

Bank of America Corp.
8.000% due 12/29/2049	300	238

Citigroup, Inc.
8.400% due 04/29/2049	100	68

Morgan Stanley
4.904% due 05/14/2010	250	182

Wachovia Bank N.A.
3.704% due 05/14/2010	100	82

Total Corporate Bonds & Notes (Cost $850)		586

MUNICIPAL BONDS & NOTES 98.5%

CALIFORNIA 95.4%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	513

Bay Area, California Toll Authority Revenue Bonds, Series 2007
5.500% due 04/01/2047	3,200	3,200

Brentwood, California Union School District General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	118

Brentwood, California Union School District General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	145

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	514

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
8.100% due 05/01/2017	900	900

California State Department of Water Resources Revenue Bonds, Series 2002
5.050% due 05/01/2022	550	550
7.730% due 05/01/2022	1,775	1,775

California State Department of Water Resources Revenue Notes, Series 2005
7.750% due 05/01/2011	100	100

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,156

California State General Obligation Bonds, (ST GTD Insured), Series 2004
5.050% due 07/01/2023	2,700	2,700

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,630

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,568

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,078

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	175	182

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
6.000% due 09/01/2015	$1,025	$1,025
10.000% due 07/01/2016	3,000	3,000
11.000% due 12/01/2028	1,000	1,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
7.670% due 07/01/2033	100	100
7.760% due 07/01/2033	1,000	1,000

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	256

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
8.000% due 11/15/2037	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
3.750% due 12/01/2018	2,000	1,984

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	271

California State Infrastructure & Economic Development Bank Revenue Notes, (Bank of America N.A. Insured), Series 2008
4.250% due 04/01/2042	1,200	1,200

California State Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 02/01/2009	250	251

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	261

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,571

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	151

California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	402

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	279

California State Riverbank Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	144

California State West Basin Municipal Water District Certificates of Participation Bonds, Series 2008
7.680% due 08/01/2021	570	570

California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2004
8.750% due 02/15/2021	1,500	1,500

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	261
6.100% due 07/01/2040	2,525	2,525

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	80

California Statewide Communities Development Authority Revenue Bonds, Series 2008
4.250% due 08/15/2034	900	900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	$150	$156

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	255

East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
8.300% due 06/01/2025	1,500	1,500

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,000	1,044
5.000% due 06/01/2043	100	104

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	107

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,848

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,598
5.500% due 06/01/2043	2,400	2,557
6.250% due 06/01/2033	650	699
6.625% due 06/01/2040	270	300
6.750% due 06/01/2039	1,095	1,224

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	132

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,884

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
8.150% due 02/01/2028	250	250

Kern, California Community College District General Obligation Notes, (FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	197

Loma Linda, California Revenue Bonds, Series 2007
7.150% due 12/01/2037	1,000	1,000

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
6.500% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	251
3.000% due 08/01/2012	500	498

Los Angeles, California Convention & Exhibit Center Authority Revenue Bonds, (AMBAC Insured), Series 2003
8.500% due 08/15/2021	1,500	1,500

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
6.000% due 07/01/2034	500	500

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/11/2011	145	145

See Accompanying Notes	Semiannual Report	September 30, 2008	19

Schedule of Investments California Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Newport Beach, California Revenue Bonds, Series 2008
7.650% due 12/01/2040	$1,500	$1,500

Northern California State Transmission Agency Revenue Bonds, (FSA Insured), Series 2002
8.000% due 05/01/2024	2,475	2,475

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	105

Orange County, California Sanitation District Certificates of Participation Bonds, (AMBAC Insured), Series 1993
8.860% due 08/01/2016	1,000	1,000

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2030	1,000	1,000

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	581
5.000% due 02/01/2010	500	516

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	160

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	507

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	256

Roseville, California Electrical Systems Certificates of Participation Bonds, (FSA Insured), Series 2002
6.250% due 02/01/2024	1,165	1,165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	$100	$98

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
4.250% due 12/01/2036	1,000	1,000

Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2000
5.050% due 05/01/2016	1,500	1,500

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	258

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	360
5.000% due 07/15/2014	150	159

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	203

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	910

Santa Clara Valley, California Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	159

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	187

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,502

Southern California State Metropolitan Water District Revenue Bonds, Series 2003
7.730% due 07/01/2030	1,500	1,500

Southern California State Metropolitan Water District Revenue Bonds, Series 2005
6.900% due 07/01/2028	1,100	1,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California State Public Power Authority Revenue Bonds, (FSA Insured), Series 2001
8.500% due 07/01/2021	$2,050	$2,050

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2008	355	355

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,000	656

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	102

		79,782

PUERTO RICO 3.1%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,529

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,025

		2,554

Total Municipal Bonds & Notes (Cost $83,034)		82,336

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	9

Total Convertible Preferred Stocks (Cost $75)		9

Total Investments 99.2% (Cost $83,959)		$82,931

Other Assets and Liabilities (Net) 0.8%		647

Net Assets 100.0%		$83,578

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$9	$82,922	$0	$82,931
Other Financial Instruments ++	0	0	0	0

Total	$9	$82,922	$0	$82,931

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.2%

American International Group, Inc.
8.175% due 05/15/2058	$1,500	$240
8.250% due 08/15/2018	300	175

Bank of America Corp.
8.000% due 12/29/2049	3,600	2,853

Citigroup, Inc.
8.400% due 04/29/2049	1,050	716

Wachovia Bank N.A.
3.704% due 05/14/2010	600	492

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	436

Total Corporate Bonds & Notes (Cost $7,202)		4,912

MUNICIPAL BONDS & NOTES 94.3%

ALABAMA 1.1%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	47

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	605

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	205
5.250% due 03/01/2036	500	398

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,214

		2,469

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,116

ARIZONA 4.5%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	2,215	1,801

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	913

Arizona State Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	3,000	2,663

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	694

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,304

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	830

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,632

		9,837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	$600	$554
7.000% due 10/01/2039	500	468

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	1,110
9.000% due 11/01/2017	500	489

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	2,830	2,611

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	697

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	770	715
5.400% due 10/01/2023	320	295

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	217

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
2.489% due 05/15/2030	1,750	1,148

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	375

		8,679

COLORADO 6.2%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	643
5.750% due 05/15/2037	855	689
5.750% due 12/01/2037	1,000	781

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,768
5.900% due 08/01/2037	1,000	802

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,181

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,240

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,952

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	411
5.450% due 12/01/2034	1,000	786

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	369

Denver, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2003
10.000% due 12/01/2029	2,000	2,000

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	621

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	366

		13,609

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.8%

Connecticut State Special Tax Bonds, (AMBAC Insured), Series 2003
9.000% due 02/01/2022	$4,000	$4,000

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,000	1,000

FLORIDA 4.5%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	394

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	558

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	214

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	767

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,513

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,865

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,119

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	1,250	1,176

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,316

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,009

		9,931

GEORGIA 1.5%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	177

Georgia State Main Street Natural Gas, Inc., Revenue Notes, Series 2007
5.000% due 03/15/2009	1,000	998

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,112

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	908

		3,195

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	1,179

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 8.1%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$803

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	1,550	1,330

Chicago, Illinois Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,800	1,631

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,344

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,851

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	723

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	164

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	1,197
5.500% due 05/15/2037	750	591
6.100% due 12/01/2041	1,650	1,348
7.000% due 12/01/2037	1,000	906

Illinois State Finance Authority Revenue Bonds, Series 2008
4.250% due 01/01/2048	1,300	1,300
6.250% due 08/15/2035	1,000	855

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	1,343

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,042
6.625% due 06/01/2037	1,000	858

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	588

		17,874

INDIANA 1.0%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	79

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	830

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,315

		2,224

IOWA 2.0%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	913

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	144

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	650
5.500% due 11/15/2037	1,550	1,037
5.625% due 12/01/2045	2,000	1,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	$200	$162

		4,419

KANSAS 1.1%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	945

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	803

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	185
5.125% due 05/15/2042	250	181
5.500% due 08/01/2021	250	213

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	172

		2,499

KENTUCKY 1.5%

Kenton County, Kentucky Airport Board Revenue Notes, (MBIA/XLCA Insured), Series 2007
5.000% due 03/01/2013	1,500	1,471

Ohio County, Kentucky Revenue Bonds, (AMBAC Insured), Series 1998
8.500% due 06/01/2013	1,800	1,800

		3,271

LOUISIANA 0.8%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,350	1,795

MARYLAND 2.1%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	609

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	671
5.300% due 01/01/2037	300	224

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	845
6.000% due 01/01/2043	1,600	1,384

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	1,000	998

		4,731

MASSACHUSETTS 1.0%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	1,142
6.750% due 10/15/2037	1,250	1,076

		2,218

MICHIGAN 6.3%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	605

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	$85	$84

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	807

Michigan State Corner Creek Academy East Revenue Bonds, (INSTN Insured), Series 2007
5.250% due 11/01/2036	250	190

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	345

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	854

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	805

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,830

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,940
6.500% due 09/01/2037	1,000	891

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (d)	230	216

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	568

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
9.000% due 01/01/2020	4,700	4,700

		14,004

MINNESOTA 2.4%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	334

Minneapolis, Minnesota Revenue Bonds, (AMBAC Insured), Series 2005
8.500% due 11/15/2032	2,000	2,000

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	603
5.750% due 10/01/2037	1,500	1,200

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	166

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	227

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	401

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	416

		5,347

MISSISSIPPI 0.8%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,714

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 1.9%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	$1,900	$1,538
6.000% due 07/01/2037	750	575

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	209
5.550% due 10/01/2036	45	37

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	467

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,207

		4,253

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	483

NEBRASKA 0.2%

Madison County, Nebraska Hospital Authority No. 1 Revenue Bonds, Series 2008
6.000% due 07/01/2033	500	448

NEVADA 0.7%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	1,750	1,531

NEW JERSEY 3.7%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,606

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	48

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	754

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	868

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	528

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	4,444

		8,248

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	$650	$552

		954

NEW YORK 3.2%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	123

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	377
6.700% due 01/01/2043	1,500	1,419

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	3,000	3,000

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	132

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	1,250	1,129

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	885

		7,065

NORTH CAROLINA 1.8%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	102

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	52

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,250	1,186

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	40

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	760

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	683
6.000% due 04/01/2038	500	423

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	732

		3,978

OHIO 2.8%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	819
5.875% due 06/01/2047	5,500	4,165
6.000% due 06/01/2042	1,520	1,180

		6,164

PENNSYLVANIA 6.2%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	679

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	$3,500	$2,414

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	463

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	441

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	443

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	233
6.375% due 07/01/2030	1,000	923

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	120

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,190

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	222

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,761

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	486

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	365

Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,563

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	440

		13,743

PUERTO RICO 1.5%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	2,250	2,171

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	1,250	1,215

		3,386

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	152

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	89

		241

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH CAROLINA 1.5%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	$1,900	$1,553
6.000% due 11/15/2037	2,000	1,641

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,347

SOUTH DAKOTA 0.1%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	355	303

TENNESSEE 1.4%

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	89

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,250	1,038

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	1,000	837
5.250% due 09/01/2024	1,375	1,103

		3,067

TEXAS 10.0%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	563

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,388
8.250% due 05/01/2033	1,300	1,222

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	386

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	1,170

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	436

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	261

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	377

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	756

Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.600% due 10/01/2029	1,590	1,590

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	371

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	84
6.125% due 07/15/2027	45	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	$100	$85

Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	952

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	238

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	799

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	622

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	544
6.375% due 02/01/2029	220	182

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	310

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	916

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	1,019

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	481

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,000	893

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,238

Titus County, Texas Fresh Water Supply District Revenue Notes, Series 2008
4.500% due 07/01/2011	750	739

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	38

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,404

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	671

		22,214

UTAH 2.6%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	427
5.700% due 11/15/2036	1,000	819

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,386

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,068

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	$500	$471

		5,746

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	82

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	423

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	970

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	855

		2,330

WASHINGTON 1.2%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033 (a)	1,000	945

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	1,150	1,069

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	664

		2,678

WEST VIRGINIA 0.9%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,158

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	846

		2,004

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	929

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	132

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	204

		1,265

Total Municipal Bonds & Notes (Cost $240,649)		208,559

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.4%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	$426	$280

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	911	519

Total Mortgage-Backed Securities (Cost $800)		799

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%

American International Group, Inc.
8.500% due 08/01/2011	7,700	66

Wachovia Corp.
7.500% due 12/31/2049	1,000	393

Total Convertible Preferred Stocks (Cost $1,578)		459

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
1.000% due 10/01/2008	$345	$345

(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $354. Repurchase proceeds are $345.)

Total Short-Term Instruments (Cost $345)		345

Total Investments 97.3% (Cost $250,574)		$215,074

Other Assets and Liabilities (Net) 2.7%		5,999

Net Assets 100.0%		$221,073

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006 5.000% due 12/01/2035	0.950%	06/20/2018	GSC	1.440%	$5,000	$(148)	$0	$(148)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2037	1.500%	06/20/2018	GSC	1.840%	5,000	(95)	0	(95)

						$(243)	$0	$(243)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 33,000	$(767)	$(661)	$(106)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$2,000	$(73)	$(40)	$(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	13,399	(598)	389	(987)

						$(671)	$349	$(1,020)

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments High Yield Municipal Bond Fund (Cont.)

(d)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$230	$216	0.10%

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$66	$215,008	$0	$215,074
Other Financial Instruments ++	0	(1,126)	(243)	(1,369)

Total	$66	$213,882	$(243)	$213,705

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(243)	0	(243)

Total	$0	$0	$0	$0	$(243)	$0	$(243)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.4%

American International Group, Inc.
4.950% due 03/20/2012	$100	$62
8.250% due 08/15/2018	800	466

Bank of America Corp.
8.000% due 12/29/2049	8,200	6,499

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,591

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	3,208

Morgan Stanley
4.904% due 05/14/2010	6,600	4,820

Wachovia Corp.
7.980% due 02/28/2049	3,800	1,590

Total Corporate Bonds & Notes (Cost $26,589)		19,236

MUNICIPAL BONDS & NOTES 91.3%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,243

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,834

		5,077

ALASKA 0.4%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	496

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,525

		2,021

ARIZONA 1.2%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,790

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	4,161

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	5	5

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	674

		6,630

ARKANSAS 0.3%

Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,842

CALIFORNIA 20.8%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	782

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	$5,000	$2,570

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,058

California State Association of Bay Area Governments Financing Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,515

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	9,000	8,247
5.000% due 06/01/2037	5,300	4,798
5.000% due 11/01/2037	16,200	14,661
5.000% due 12/01/2037	4,200	3,801

California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	5,000	4,735

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,433
5.625% due 07/01/2032	3,500	3,173

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	594

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,404

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	388

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	36,730	39,500

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	3,483
5.125% due 06/01/2047	2,000	1,321

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	678

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,866

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,133
0.000% due 08/01/2016	1,400	972

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	880
4.800% due 09/01/2017	875	814

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	395

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,457

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,506

		117,164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 1.9%

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	$1,000	$811

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	35	35

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	20	20
6.750% due 04/01/2015	40	41

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	8,186

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,408

		10,501

CONNECTICUT 0.5%

Connecticut State General Obligation Bonds, (AMBAC Insured), Series 2005
5.771% due 06/01/2020	3,000	2,956

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	8,298

FLORIDA 3.1%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	2,270	1,928

Florida State Keys Aqueduct Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,548

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	7,847

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	311

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	873

		17,507

GEORGIA 1.0%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028	1,000	130

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	2,400	2,394
5.000% due 06/15/2010	2,800	2,773

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	165	175

		5,472

ILLINOIS 8.4%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	500

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$227

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,182

Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	4,612

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	10,414

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	964

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,201

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,742

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	113
0.000% due 12/01/2014	255	192
0.000% due 12/01/2015	1,885	1,338

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	110

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	5,392

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	783

Illinois State Municipal Electric Agency Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 02/01/2035	6,000	5,185

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	661

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,589

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,607

Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	663
9.000% due 02/01/2011	690	780
9.000% due 02/01/2012	1,065	1,249

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,015

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	966

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	$3,400	$1,923

		47,408

INDIANA 3.2%

Brownsburg, Indiana 1999 School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,491

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	175
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	214
4.750% due 01/15/2015	235	239
4.850% due 01/15/2016	295	300

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	298
4.750% due 07/15/2009	200	202
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	781

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,561

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,079

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	4,525

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	903

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,098

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,089

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	240
5.500% due 02/01/2015	180	188

		18,186

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	553

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	645	646

LOUISIANA 1.4%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	$70	$72

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	7,239

		7,583

MARYLAND 0.6%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,347

MASSACHUSETTS 1.6%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	5,090	4,492
5.801% due 11/01/2020	2,595	2,239

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
11.233% due 01/01/2017	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	816

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	90

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	85	85

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	530

		9,214

MICHIGAN 0.6%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,282

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,039

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,183

		3,556

MISSOURI 2.2%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	419

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,612

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,005
5.000% due 11/01/2015	540	516

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	364

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	$295	$297

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,134

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,056

		12,403

NEVADA 0.4%

Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	2,750	2,405

NEW JERSEY 4.2%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	552
5.250% due 02/15/2010	570	575

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,341
5.600% due 01/01/2012	820	820
6.000% due 11/01/2028	3,500	2,925
6.375% due 04/01/2018	1,500	1,708
6.500% due 04/01/2018	690	700
6.500% due 04/01/2031	2,115	2,029

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,263

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	546

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,335	3,496
6.375% due 06/01/2032	1,000	1,112

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	4,666

		23,733

NEW MEXICO 0.8%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025 (a)	5,000	4,624

NEW YORK 6.5%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,720

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,076

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,158

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,289

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	7,000	6,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.025% due 03/01/2022	$3,500	$2,906
6.390% due 03/01/2020	3,900	3,247

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 03/01/2036	4,900	4,265

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	436

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,160	2,253

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,073

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,909

		36,533

NORTH CAROLINA 1.0%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	2,700	2,543

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	556

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	2,539

		5,638

OHIO 1.7%

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,331

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	344
5.875% due 06/01/2047	6,600	4,998

		9,673

OKLAHOMA 0.0%

Oklahoma State Single-Family Housing Finance Agency Revenue Bonds, Series 2001
0.000% due 09/01/2032	325	61

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	746

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	756

		1,602

PUERTO RICO 1.0%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$750	$786

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,348
0.000% due 08/01/2054	10,000	526

		5,818

RHODE ISLAND 1.3%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,045
6.250% due 06/01/2042	6,025	5,255

		7,300

SOUTH CAROLINA 0.4%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,440

TENNESSEE 2.1%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,110

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	6,028
5.000% due 02/01/2024	1,400	1,067
5.000% due 02/01/2027	5,000	3,684

		11,889

TEXAS 12.5%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	796

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	92

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	405	411

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	856

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	1,994

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	1,819

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	348

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,340	3,280

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
0.270% due 07/01/2025	2,500	1,671

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	$1,000	$813

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,575

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,590

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,027

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,047

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	862

Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,846

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	789

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,067

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2008
5.000% due 02/01/2032	10,000	9,285

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	9,560

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	5,791

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	460

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	6,627

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,795

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	817

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,598

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	$5,020	$4,666

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,465

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	459

		70,582

UTAH 1.2%

Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	3,950
0.000% due 06/15/2029	10,000	2,641

		6,591

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,364

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	927

WASHINGTON 5.1%

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	5,000	4,648

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,919

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	5,700	5,448

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,393

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,857

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,701

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,729

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,178

		28,873

WEST VIRGINIA 0.6%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 2.0%

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$391

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	102
5.000% due 06/01/2019	100	102
5.000% due 06/01/2020	100	101
5.100% due 06/01/2021	100	101
5.100% due 06/01/2022	100	101
5.100% due 06/01/2023	100	100
5.250% due 06/01/2016	50	54
5.250% due 06/01/2017	50	54

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	4,973

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	790	799
5.350% due 11/01/2022	3,045	2,954

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,530	1,541

		11,373

Total Municipal Bonds & Notes (Cost $569,288)		514,987

U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	44,800	44,596
6.000% due 10/01/2038	6,000	6,072

Total U.S. Government Agencies (Cost $50,616)		50,668

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	2,555	1,680
4.895% due 11/25/2035	2,769	1,850

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	5,235	2,986

Total Mortgage-Backed Securities (Cost $6,486)		6,516

SHORT-TERM INSTRUMENTS 1.8%

U.S. TREASURY BILLS 1.8%
1.176% due 11/28/2008 - 12/26/2008 (b)(d)	9,910	9,864

Total Short-Term Instruments (Cost $9,887)		9,864

Total Investments 106.7% (Cost $662,866)		$601,271

Other Assets and Liabilities (Net) (6.7%)		(37,505)

Net Assets 100.0%		$563,766

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $9,864 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Cash of $910 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	70	$(104)

(f)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008 5.000% due 01/01/2038	0.530%	06/20/2018	GSC	0.660%	$5,000	$(44)	$0	$(44)
Bay Area, California Toll Authority Revenue Bonds, Series 2006 5.000% due 04/01/2031	0.700%	06/20/2018	GSC	0.950%	5,000	(82)	0	(82)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	7,000	(108)	0	(108)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001 5.125% due 07/01/2041	0.640%	06/20/2018	GSC	0.750%	5,000	(37)	0	(37)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005 5.000% due 11/15/2035	0.650%	06/20/2018	GSC	1.100%	5,000	(144)	0	(144)
San Antonio, Texas Revenue Bonds, Series 2005 5.000% due 02/01/2022	0.700%	06/20/2018	GSC	0.850%	5,000	(52)	0	(52)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008 5.250% due 07/01/2022	0.880%	06/20/2018	GSC	1.200%	5,000	(99)	0	(99)
Washington State Energy Northwest Revenue Notes, Series 2008 5.000% due 07/01/2017	0.700%	06/20/2018	GSC	0.860%	5,000	(53)	0	(53)

						$(619)	$0	$(619)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$281,000	$ (6,532)	$(4,847)	$(1,685)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	$7,600	$(277)	$30	$(307)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	25,900	(1,154)	227	(1,381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	28,900	(1,288)	202	(1,490)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	17,600	(785)	183	(968)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	5,600	(249)	53	(302)

						$(3,753)	$695	$(4,448)

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments Municipal Bond Fund (Cont.)

(g)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,495	$1,465	0.26%

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$601,271	$0	$601,271
Other Financial Instruments ++	(104)	(6,241)	(511)	(6,856)

Total	$(104)	$595,030	$(511)	$594,415

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(511)	0	(511)

Total	$0	$0	$0	$0	$(511)	$0	$(511)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.4%

Bank of America Corp.
8.000% due 12/29/2049	$1,100	$872

Morgan Stanley
4.904% due 05/14/2010	1,100	803

Total Corporate Bonds & Notes (Cost $2,172)		1,675

MUNICIPAL BONDS & NOTES 95.0%

ALABAMA 0.5%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	544

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	228

CALIFORNIA 2.1%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	293

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	922

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	379

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	832

		2,426

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	509

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	411

NEW JERSEY 0.5%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	635

NEW YORK 84.5%

Albany, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2037	3,000	3,000

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,116

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	$100	$80

Erie County, New York General Obligation Bonds, (FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,013

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,051

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	434

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	250	214

Long Island, New York Power Authority Revenue Bonds, (FSA Insured), Series 2003
7.900% due 12/01/2029	3,220	3,220

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	926

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	453

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
4.000% due 01/01/2034	2,000	2,000

New York & New Jersey States Port Authority Revenue Bonds, Series 1994
5.200% due 05/01/2019	4,000	4,000

New York City, New York Capital Resources Corp. Revenue Bonds, Series 2007
7.200% due 01/01/2037	400	400

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
4.250% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	504

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,688

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	953

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	997
5.000% due 10/01/2019	2,300	2,294

New York City, New York General Obligation Bonds, Series 2008
9.000% due 04/01/2035	4,000	4,000

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	266

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	260

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	461
5.000% due 01/01/2046	1,500	1,277

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	$1,000	$886
5.025% due 03/01/2022	1,400	1,162

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	198

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	219

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	27

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
4.651% due 03/01/2016	2,425	2,191

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	510
5.250% due 02/01/2029	500	521

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	413

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,436

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	948

New York State Dormitory Authority Revenue Bonds, (BHAC-CR MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	943

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	215	224

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
3.640% due 08/15/2022	250	231

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	695

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	985

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	155

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	429

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	697

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,051
5.000% due 07/01/2026	500	436

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	999
5.000% due 02/15/2037	1,000	895

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	$1,000	$934
6.125% due 12/01/2029	500	458
6.250% due 12/01/2037	350	310

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,003

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	480

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	530

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	872

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,749

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,127

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
5.200% due 07/01/2019	3,100	3,100

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	938
5.000% due 06/15/2014	400	419

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,135

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	532

New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	933

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	350

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	181

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	884

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	385

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	506

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,047

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	$500	$534
5.000% due 04/01/2015	500	533

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	526

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	901

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	984

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (AMBAC Insured), Series 2001
8.250% due 01/01/2032	1,300	1,300

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (FSA Insured), Series 2007
8.200% due 01/01/2019	1,500	1,500

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2002
7.810% due 11/01/2032	1,600	1,600

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,869

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	525

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	792

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,055

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	522

New York State Urban Development Corp. Revenue Bonds, Series 2004
7.850% due 03/15/2033	5,100	5,100

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	518

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	405

Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,537

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	535

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	385

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	543

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	$250	$265

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	526

		98,881

PUERTO RICO 4.7%

Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,158

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
5.231% due 07/01/2020	1,000	856

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	246

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,000

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	206

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,082

Commonwealth of Puerto Rico Public Finance Corp. Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	556

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	105

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	263

		5,472

TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	566

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	127

		693

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	227

WASHINGTON 1.0%

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	1,200	1,147

Total Municipal Bonds & Notes (Cost $116,376)		111,173

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	$7,100	$7,068

Total U.S. Government Agencies (Cost $7,044)		7,068

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,989	1,989

(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 12/14/2022 valued at $2,030. Repurchase proceeds are $1,989.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
1.445% due 12/26/2008 (a)	$750	$743

Total Short-Term Instruments (Cost $2,736)		2,732

Total Investments 104.8% (Cost $128,328)		$122,648

Other Assets and Liabilities (Net) (4.8%)		(5,667)

Net Assets 100.0%		$116,981

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(b)	Cash of $150 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	34	$1
U.S.Treasury 30-Year Bond December Futures	Short	12/2008	35	27

				$28

(c)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (2)	Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 40,200	$(930)	$(653)	$(277)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$4,000	$27	$(7)	$34
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	460	(17)	2	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	1,300	(58)	12	(70)

						$(48)	$7	$(55)

(d)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2038	$100	$99	$97

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments New York Municipal Bond Fund (Cont.)

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$122,648	$0	$122,648
Short Sales, at value	0	(97)	0	(97)
Other Financial Instruments ++	28	(332)	0	(304)

Total	$28	$122,219	$0	$122,247

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

Bank of America Corp.
8.000% due 12/29/2049	$3,450	$2,734

Citigroup, Inc.
8.400% due 04/29/2049	1,400	955

General Electric Capital Corp.
6.375% due 11/15/2067	900	729

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,182

Morgan Stanley
4.904% due 05/14/2010	2,900	2,118

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	776

Wachovia Corp.
7.980% due 02/28/2049	1,400	586

Total Corporate Bonds & Notes (Cost $12,220)		9,080

MUNICIPAL BONDS & NOTES 92.4%

ARIZONA 2.7%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,309
5.000% due 08/01/2012	2,305	2,441

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,072

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,002

		7,824

CALIFORNIA 7.7%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,209

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,200	3,050
5.625% due 07/01/2032	1,400	1,269

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	584

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,000	2,090

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	540

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,810

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
4.250% due 08/01/2029	6,000	6,000

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,994

University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2041	2,850	2,487

		22,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLORADO 0.1%

Colorado State University Hospital Authority Revenue Bonds, (FSA Insured), Series 2004
8.150% due 11/15/2033	$400	$400

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Notes, (AMBAC Insured), Series 1985
7.500% due 10/01/2015	1,700	1,700

FLORIDA 0.8%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	510	517

Florida State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 10/01/2019	1,300	1,300

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
10.833% due 12/01/2017	500	471

Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	35	35

		2,323

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2009	900	898
5.000% due 06/15/2010	1,150	1,139

		2,037

ILLINOIS 7.9%

Chicago, Illinois Revenue Bonds, Series 2002
4.250% due 01/01/2034	5,000	5,000

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,256

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,030

Illinois State Health Facilities Authority Revenue Bonds, Series 2002
4.250% due 08/15/2032	10,000	10,000

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	799

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,726

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,377

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	118

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,225
0.000% due 10/01/2010	15	14

		22,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIANA 0.4%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	$1,200	$1,229

KANSAS 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

KENTUCKY 0.1%

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (FSA Insured), Series 2003
8.050% due 05/15/2023	400	400

LOUISIANA 1.8%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,041

MASSACHUSETTS 7.8%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2004
5.500% due 12/01/2017	1,600	1,748

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
5.063% due 11/01/2019	3,000	2,648
5.801% due 11/01/2020	1,000	862

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,629

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
9.019% due 01/01/2016	3,200	3,127

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
8.059% due 07/01/2020	7,005	6,069

Massachusetts State Development Finance Agency Revenue Bonds, Series 2006
3.750% due 07/15/2036	400	400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
4.400% due 12/01/2037	6,000	6,000

		22,483

MICHIGAN 2.6%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,005

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,914

Michigan State Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2000
8.250% due 12/01/2030	3,000	3,000

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	526

		7,445

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MISSOURI 6.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	$1,500	$1,516

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
7.000% due 03/01/2040	1,600	1,600

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
9.000% due 02/15/2034	10,700	10,700

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	5,655

		19,471

NEVADA 1.4%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,117

NEW JERSEY 0.7%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	569

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,499

		2,068

NEW YORK 15.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,533

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,255	2,281

New York City, New York General Obligation Bonds, (FSA Insured), Series 2001
7.000% due 11/01/2026	5,000	5,000

New York City, New York General Obligation Bonds, Series 2006
5.200% due 01/01/2036	6,840	6,840

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	8,400	8,379

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.025% due 03/01/2022	8,000	6,642
6.390% due 03/01/2020	1,500	1,249

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	857

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,342

New York State Dormitory Authority Revenue Bonds, Series 2008
4.150% due 07/01/2037	6,100	6,100

New York State Local Government Assistance Corp. Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	$140	$148

		44,008

OHIO 5.2%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,580

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	458
5.875% due 06/01/2030	1,200	984

Ohio State Revenue Bonds, Series 2008
4.250% due 12/01/2044	10,000	10,000

		15,029

OKLAHOMA 2.2%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,115

		6,217

OREGON 0.4%

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	825
5.000% due 10/01/2012	435	452

		1,277

PENNSYLVANIA 4.9%

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2005
5.200% due 05/15/2035	13,050	13,050

Pennsylvania State Turnpike Commission Revenue Bonds, (FSA Insured), Series 2005
8.150% due 07/15/2041	400	400

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	514

		13,964

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	262

TENNESSEE 3.3%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	151

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,482
5.000% due 02/01/2023	1,625	1,256

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	$1,500	$1,454
5.000% due 09/01/2015	4,600	4,066

		9,409

TEXAS 9.4%

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,445

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	862

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	12,203

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,317

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	320	329

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	5,665	4,692

Texas State Lower Colorado River Authority Revenue Notes, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	411

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	385

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,315

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	929

		26,888

VIRGINIA 0.3%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	773

WASHINGTON 5.8%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,549

Washington State Energy Northwest Revenue Bonds, Series 2006
5.000% due 07/01/2023	3,100	2,963

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	153

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,637

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,072

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	$8,245	$8,319

		16,693

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	53

WISCONSIN 3.3%

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	5,765	5,592

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,600	1,612
4.500% due 11/01/2010	1,335	1,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	$1,000	$1,034

		9,589

Total Municipal Bonds & Notes (Cost $278,328)		265,648

U.S. GOVERNMENT AGENCIES 9.1%

Fannie Mae
5.500% due 10/01/2038 - 11/01/2038	26,400	26,252

Total U.S. Government Agencies (Cost $26,589)		26,252

MORTGAGE-BACKED SECURITIES 1.3%

Countrywide Alternative Loan Trust
4.355% due 11/25/2035	1,576	1,036
4.895% due 11/25/2035	1,789	1,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	$2,504	$1,429

Total Mortgage-Backed Securities (Cost $3,640)		3,660

SHORT-TERM INSTRUMENTS 2.4%

U.S. TREASURY BILLS 2.4%
1.243% due 11/28/2008 - 12/26/2008 (a)(b)	6,830	6,804

Total Short-Term Instruments (Cost $6,814)		6,804

Total Investments 108.4% (Cost $327,591)		$311,444

Other Assets and Liabilities (Net) (8.4%)		(24,252)

Net Assets 100.0%		$287,192

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $5,418 have been pledged as collateral for swap contracts on September 30, 2008.
(c)	Cash of $705 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	96	$3
U.S. Treasury 10-Year Note December Futures	Long	12/2008	84	(116)

				$(113)

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.710%	03/20/2018	GSC	0.948%	$3,000	$(46)	$0	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5 Year Index	0.350%	06/20/2013	GSC	$ 146,600	$(3,408)	$(2,571)	$(837)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments Short Duration Municipal Income Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC	$ 11,500	$78	$(18)	$96
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	2,900	(106)	11	(117)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY	19,400	(865)	170	(1,035)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI	21,600	(963)	151	(1,114)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	12,600	(562)	131	(693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	4,000	(178)	38	(216)

						$(2,596)	$483	$(3,079)

(e)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 09/30/2008	0	$0

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$311,444	$0	$311,444
Other Financial Instruments ++	(113)	(3,962)	0	(4,075)

Total	$(113)	$307,482	$0	$307,369

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

40	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2008	41

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
09/30/2008+	$9.47	$0.18	$(0.46)	$(0.28)	$(0.19)	$0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00

California Short Duration Municipal Income Fund
Class D
09/30/2008+	$9.99	$0.14	$(0.12)	$0.02	$(0.14)	$0.00
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class D
09/30/2008+	$9.03	$0.24	$(0.73)	$(0.49)	$(0.25)	$0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)

Municipal Bond Fund
Class D
09/30/2008+	$9.67	$0.20	$(0.79)	$(0.59)	$(0.21)	$0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00

New York Municipal Bond Fund
Class D
09/30/2008+	$10.68	$0.17	$(0.40)	$(0.23)	$(0.18)	$0.00
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)

Short Duration Municipal Income Fund
Class D
09/30/2008+	$9.54	$0.17	$(0.40)	$(0.23)	$(0.17)	$0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(g)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.

42	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.19)	$9.00	(3.01)%	$2,635	0.775	%*	0.775	%*	3.88	%*	36%
0.00	(0.37)	9.47	(0.95)	1,961	0.795	(g)	0.795	(g)	3.87		37
0.00	(0.36)	9.93	4.74	2,358	0.825		0.825		3.63		59
0.00	(0.35)	9.83	2.26	2,402	0.94	(c)	0.84	(c)	3.57		131
0.00	(0.38)	9.96	1.20	4,078	1.01		0.85		3.77		43
0.00	(0.38)	10.22	3.78	4,449	0.85		0.85		3.74		137

$0.00	$(0.14)	$9.87	0.15%	$2,651	0.75	%*	0.75	%*	2.80	%*	119%
0.00	(0.31)	9.99	2.60	871	0.77	(g)	0.77	(g)	2.88		92
0.00	(0.17)	10.04	2.12	10	0.70	*(d)	0.70	*(d)	2.92	*	83

$0.00	$(0.25)	$8.29	(5.64)%	$15,206	0.79	%*(i)	0.79	%*(i)	5.42	%*	77%
0.00	(0.47)	9.03	(10.94)	7,605	0.84	(f)(h)	0.84	(f)(h)	4.65		160
0.00	(0.32)	10.63	9.61	3,426	0.95	*(e)	0.95	*(e)	4.42	*	94

$0.00	$(0.21)	$8.87	(6.26)%	$46,993	0.775	%*	0.775	%*	4.19	%*	23%
0.00	(0.40)	9.67	(2.37)	44,413	0.885	(g)	0.805	(g)	3.96		64
0.00	(0.38)	10.31	5.12	45,707	0.885		0.825		3.69		76
0.00	(0.35)	10.18	3.94	36,022	1.07	(c)	0.84	(c)	3.64		63
0.00	(0.38)	10.14	2.03	25,132	1.03		0.85		3.88		56
0.00	(0.38)	10.32	5.20	24,732	0.85		0.85		3.70		115

$0.00	$(0.18)	$10.27	(2.24)%	$26,840	0.775	%*	0.775	%*	3.23	%*	68%
0.00	(0.39)	10.68	1.74	15,386	0.795	(g)	0.795	(g)	3.41		44
0.00	(0.39)	10.88	4.81	11,583	0.865		0.825		3.43		29
0.00	(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02		48
0.00	(0.33)	10.77	2.17	3,348	0.85		0.85		3.07		42
0.00	(0.35)	10.87	5.09	3,032	0.85		0.85		3.00		147

$0.00	$(0.17)	$9.14	(2.42)%	$26,664	0.75	%*	0.75	%*	3.59	%*	36%
0.00	(0.34)	9.54	(0.77)	28,867	0.77	(g)	0.77	(g)	3.42		35
0.00	(0.31)	9.95	3.09	30,392	0.75	(b)	0.70	(b)	3.15		71
0.00	(0.31)	9.96	3.24	28,517	0.80	(b)	0.70	(b)	3.09		79
0.00	(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41		104
0.00	(0.17)	10.17	1.83	42,004	0.80		0.80		1.83		226

(h)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.

Semiannual Report	September 30, 2008	43

Statements of Assets and Liabilities	(Unaudited) September 30, 2008

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$139,526	$82,931	$214,729	$601,271	$120,659	$311,444
Repurchase agreements, at value	0	0	345	0	1,989	0
Cash	1,615	1,208	957	0	1,479	16,409
Deposits with counterparty	0	0	0	910	150	705
Receivable for investments sold	8,215	3,830	18,304	26,272	99	10,011
Receivable for Fund shares sold	38	205	1,143	196	321	383
Interest and dividends receivable	1,808	582	3,835	7,513	1,209	2,890
Variation margin receivable	2	0	0	616	74	539
Swap premiums paid	100	0	389	1,127	14	501
Unrealized appreciation on swap agreements	0	0	0	0	34	96
Other assets	1	0	0	0	0	0
	151,305	88,756	239,702	637,905	126,028	342,978

Liabilities:
Payable for investments purchased	$8,684	$4,001	$14,667	$55,616	$7,759	$30,604
Payable for short sales	0	0	0	0	97	0
Payable for Fund shares redeemed	627	1,136	1,578	2,007	49	17,337
Dividends payable	48	7	167	262	57	283
Overdraft due to custodian	0	0	0	3,159	0	0
Accrued investment advisory fee	26	13	53	108	22	51
Accrued administrative fee	28	14	46	125	25	61
Accrued distribution fee	0	0	16	36	0	8
Accrued servicing fee	8	6	23	42	12	38
Variation margin payable	2	0	0	753	0	757
Recoupment payable to Manager	0	1	5	0	0	0
Swap premiums received	115	0	701	5,279	660	2,589
Unrealized depreciation on swap agreements	367	0	1,369	6,752	366	4,058
Other liabilities	0	0	4	0	0	0
	9,905	5,178	18,629	74,139	9,047	55,786

Net Assets	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets Consist of:
Paid in capital	$155,952	$84,581	$267,334	$638,545	$122,928	$323,771
Undistributed (overdistributed) net investment income	337	16	(63)	371	(42)	(85)
Accumulated undistributed net realized gain (loss)	(6,427)	8	(9,329)	(6,619)	78	(16,273)
Net unrealized (depreciation)	(8,462)	(1,027)	(36,869)	(68,531)	(5,983)	(20,221)
	$141,400	$83,578	$221,073	$563,766	$116,981	$287,192

Net Assets:
Class D	$2,635	$2,651	$15,206	$46,993	$26,840	$26,664
Other Classes	138,765	80,927	205,867	516,773	90,141	260,528

Shares Issued and Outstanding:
Class D	293	269	1,833	5,298	2,614	2,916

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.00	$9.87	$8.29	$8.87	$10.27	$9.14

Cost of Investments Owned	$147,620	$83,959	$250,229	$662,866	$126,339	$327,591
Cost of Repurchase Agreements Owned	$0	$0	$345	$0	$1,989	$0
Proceeds Received on Short Sales	$0	$0	$0	$0	$99	$0

44	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,305	$757	$6,892	$14,942	$2,043	$6,031
Dividends	7	1	41	0	0	0
Miscellaneous income	0	0	3	2	0	0
Total Income	3,312	758	6,936	14,944	2,043	6,031

Expenses:
Investment advisory fees	160	42	336	677	114	277
Administrative fees	172	46	306	787	133	329
Servicing fees - Class D	3	2	19	62	30	36
Distribution and/or servicing fees - Other Classes	47	21	204	438	36	218
Miscellaneous expense	0	1	6	1	0	1
Total Expenses	382	112	871	1,965	313	861
Reimbursement by Manager	0	0	(37)	0	0	0
Net Expenses	382	112	834	1,965	313	861

Net Investment Income	2,930	646	6,102	12,979	1,730	5,170

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(236)	(4)	(2,528)	1,164	96	38
Net realized gain on futures contracts, written options and swaps	79	3	869	1,860	47	1,361
Net change in unrealized (depreciation) on investments	(6,858)	(978)	(17,721)	(48,752)	(4,860)	(12,785)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(61)	1	(1,089)	(5,969)	(332)	(3,157)
Net (Loss)	(7,076)	(978)	(20,469)	(51,697)	(5,049)	(14,543)

Net (Decrease) in Net Assets Resulting from Operations	$(4,146)	$(332)	$(14,367)	$(38,718)	$(3,319)	$(9,373)

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Statements of Changes in Net Assets

	California Intermediate Municipal bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,930	$5,689	$646	$477	$6,102	$6,939
Net realized gain (loss)	(157)	(1,061)	(1)	16	(1,659)	(7,642)
Net change in unrealized (depreciation)	(6,919)	(5,449)	(977)	(60)	(18,810)	(18,546)
Net increase (decrease) resulting from operations	(4,146)	(821)	(332)	433	(14,367)	(19,249)

Distributions to Shareholders:
From net investment income
Class D	(48)	(80)	(27)	(5)	(417)	(302)
Other Classes	(2,991)	(5,455)	(612)	(473)	(5,734)	(6,646)
From net realized capital gains
Class D	0	0	0	0	0	(1)
Other Classes	0	0	0	0	0	(25)

Total Distributions	(3,039)	(5,535)	(639)	(478)	(6,151)	(6,974)

Fund Share Transactions:
Receipts for shares sold
Class D	1,200	835	2,121	865	19,627	13,266
Other Classes	20,965	60,446	78,200	27,816	101,813	291,114
Issued as reinvestment of distributions
Class D	47	76	27	4	351	289
Other Classes	2,699	4,882	592	459	4,776	5,338
Cost of shares redeemed
Class D	(439)	(1,202)	(336)	(3)	(10,834)	(8,314)
Other Classes	(19,627)	(55,006)	(17,094)	(13,421)	(61,665)	(136,873)
Net increase (decrease) resulting from Fund share transactions	4,845	10,031	63,510	15,720	54,068	164,820

Fund Redemption Fee	0	1	0	0	4	26

Total Increase (Decrease) in Net Assets	(2,340)	3,676	62,539	15,675	33,554	138,623

Net Assets:
Beginning of year	143,740	140,064	21,039	5,364	187,519	48,896
End of period*	$141,400	$143,740	$83,578	$21,039	$221,073	$187,519

*Including undistributed (overdistributed) net investment income of:	$337	$446	$16	$9	$(63)	$(14)

46	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$12,979	$18,510	$1,730	$2,452	$5,170	$8,914
3,024	(1,659)	143	(49)	1,399	(2,402)
(54,721)	(29,845)	(5,192)	(1,164)	(15,942)	(6,970)
(38,718)	(12,994)	(3,319)	1,239	(9,373)	(458)

(1,062)	(1,832)	(394)	(461)	(518)	(1,016)
(12,227)	(16,836)	(1,361)	(1,981)	(4,735)	(7,896)

0	0	0	(25)	0	0
0	0	0	(103)	0	0

(13,289)	(18,668)	(1,755)	(2,570)	(5,253)	(8,912)

14,907	13,534	16,813	9,079	2,478	6,428
157,141	312,017	42,763	30,574	178,527	159,892

1,009	1,729	335	451	116	260
10,685	13,961	1,123	1,769	3,883	6,646

(9,020)	(13,618)	(4,482)	(5,475)	(3,643)	(6,985)
(95,622)	(203,354)	(7,629)	(25,235)	(89,239)	(268,906)

79,100	124,269	48,923	11,163	92,122	(102,665)

0	10	0	0	0	1

27,093	92,617	43,849	9,832	77,496	(112,034)

536,673	444,056	73,132	63,300	209,696	321,730
$563,766	$536,673	$116,981	$73,132	$287,192	$209,696

$371	$681	$(42)	$(17)	$(85)	$(2)

Semiannual Report	September 30, 2008	47

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN

45 require additional disclosures about the current status of the payment/ performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(m), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation

48	PIMCO Funds

(Unaudited) September 30, 2008

Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and tak es such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(h) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or

Semiannual Report	September 30, 2008	49

Notes to Financial Statements  (Cont.)

losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(i) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS

No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, NAV or total return.

(k) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(l) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

50	PIMCO Funds

(Unaudited) September 30, 2008

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indicies to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current

Semiannual Report	September 30, 2008	51

Notes to Financial Statements  (Cont.)

status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements   Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(n) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

52	PIMCO Funds

(Unaudited) September 30, 2008

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(p) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Semiannual Report	September 30, 2008	53

Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Instututional Class	Administrative Class	A, B and C Classes		Class D		Class P	Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%	N/A
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%	N/A

(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the investment advisory fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the supervisory and administrative fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $76,042 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees

54	PIMCO Funds

(Unaudited) September 30, 2008

cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$35
High Yield Municipal Bond Fund	62

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$7,250	$7,188	$53,876	$42,971
California Short Duration Municipal Income Fund	0	0	115,209	51,213
High Yield Municipal Bond Fund	11,881	11,780	218,363	152,587
Municipal Bond Fund	85,400	34,799	209,717	94,048
New York Municipal Bond Fund	43,178	36,237	78,641	27,902
Short Duration Municipal Income Fund	65,697	39,176	161,337	51,483

Semiannual Report	September 30, 2008	55

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	127	$1,200	86	$835	213	$2,121	86	$865	2,163	$19,627	1,331	$13,266
Other Classes	2,235	20,965	6,281	60,446	7,841	78,200	2,779	27,816	11,232	101,813	29,010	291,114
Issued as reinvestment of distributions
Class D	5	47	8	76	3	27	0	4	40	351	29	289
Other Classes	289	2,699	505	4,882	60	592	46	459	537	4,776	549	5,338
Cost of shares redeemed
Class D	(46)	(439)	(124)	(1,202)	(34)	(336)	0	(3)	(1,212)	(10,834)	(840)	(8,314)
Other Classes	(2,083)	(19,627)	(5,680)	(55,006)	(1,719)	(17,094)	(1,340)	(13,421)	(6,875)	(61,665)	(13,910)	(136,873)
Net increase resulting from Fund share transactions	527	$4,845	1,076	$10,031	6,364	$63,510	1,571	$15,720	5,885	$54,068	16,169	$164,820

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	1,535	$14,907	1,344	$13,534	1,564	$16,813	844	$9,079	258	$2,478	655	$6,428
Other Classes	16,213	157,141	31,203	312,017	3,982	42,763	2,842	30,574	18,605	178,527	16,299	159,892
Issued as reinvestment of distributions
Class D	106	1,009	173	1,729	31	335	42	451	12	116	26	260
Other Classes	1,121	10,685	1,396	13,961	106	1,123	165	1,769	408	3,883	677	6,646
Cost of shares redeemed
Class D	(937)	(9,020)	(1,355)	(13,618)	(422)	(4,482)	(510)	(5,475)	(379)	(3,643)	(712)	(6,985)
Other Classes	(9,995)	(95,622)	(20,310)	(203,354)	(716)	(7,629)	(2,351)	(25,235)	(9,469)	(89,239)	(27,316)	(268,906)
Net increase (decrease) resulting from Fund share transactions	8,043	$79,100	12,451	$124,269	4,545	$48,923	1,032	$11,163	9,435	$92,122	(10,371)	$(102,665)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

56	PIMCO Funds

(Unaudited) September 30, 2008

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders - including certain registered investment companies and other funds managed by PIMCO - were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
California Intermediate Municipal Bond Fund	$745	$(8,839)	$(8,094)
California Short Duration Municipal Income Fund	1	(1,029)	(1,028)
High Yield Municipal Bond Fund	125	(35,625)	(35,500)
Municipal Bond Fund	2,662	(64,257)	(61,595)
New York Municipal Bond Fund	416	(6,096)	(5,680)
Short Duration Municipal Income Fund	566	(16,713)	(16,147)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Semiannual Report	September 30, 2008	57

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

58	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	59

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

60	PIMCO Funds

(Unaudited) September 30, 2008

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Semiannual Report	September 30, 2008	61

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

62	PIMCO Funds

(Unaudited) September 30, 2008

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	63

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.

AZ022SA_23336

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2008

Share Class

CORE BOND

PIMCO Total Return Fund

SHORT-DURATION BOND

PIMCO Short-Term Fund

PIMCO Low Duration Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

REAL RETURN STRATEGY

PIMCO Real Return Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

ASSET ALLOCATION

PIMCO All Asset Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		18
Financial Highlights		126
Statements of Assets and Liabilities		130
Statements of Operations		132
Statements of Changes in Net Assets		134
Statements of Cash Flows		137
Notes to Financial Statements		138
Glossary		152
Privacy Policy		153
Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement		154

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	20
Foreign Bond Fund (U.S. Dollar-Hedged)	9	21
High Yield Fund	10	38
Income Fund	11	50
Low Duration Fund	12	58
Real Return Fund	13	69
Short-Term Fund	14	84
StocksPLUS® Fund	15	93
Total Return Fund	16	103
Unconstrained Bond Fund	17	121

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866)744-2606 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Semiannual Report	September 30, 2008	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We have witnessed unprecedented negative changes in the global financial markets through a series of truly breathtaking events. In the past few months alone, the U.S. Treasury moved to conservatorship the mortgage agencies Fannie Mae and Freddie Mac and took a special financial interest in the very large insurer American International Group. The largest U.S. investment banks have realigned either via merger, recapitalization or transformation into bank-holding companies or have declared bankruptcy. Congress passed the Emergency Economic Stabilization Act in early October, which provides the U.S. Treasury with flexible powers to add financial liquidity and capital where needed. Central banks continue to add substantial liquidity to money markets and several reduced their respective lending rates in a coordinated global effort to help ease the credit crisis. Furthermore, governments worldwide acted to guarantee financial deposits and invest directly in troubled regulated financial institutions.

As we continue to navigate through this period of extreme volatility in credit markets, we will fully inform you on our updated views and strategies regarding market, policy and portfolio changes. Through PIMCO’s disciplined secular and cyclical analysis, we have a keen understanding of the dynamics and implications of the global deleveraging process taking place. PIMCO’s multi-discipline investment process, which focuses on cyclical and secular risks and opportunities across broad numbers of markets, is at the core of our ability to provide global investment solutions and effective risk management, particularly in times of economic and market stress.

We will look back at this market period as one of truly fundamental change to deleverage in global financial markets, and likely changes to the oversight structure. Our highest priority is to best protect and preserve our clients’ assets during these challenging times. At the end of the six-month reporting period ended September 30, 2008, net assets for the overall PIMCO Funds family stood at more than $250 billion.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve reduced the Federal Funds Rate once to 2.00%; the European Central Bank raised its overnight rate twice to 4.25%; the Bank of England reduced its key-lending rate once to 5.00%; and the Bank of Japan kept its lending rate at 0.50%. (Outside of the reporting period on October 8, 2008, through a coordinated global effort, the Federal Reserve reduced the Federal Funds Rate to 1.50%; the European Central Bank reduced its overnight rate to 3.75%; and the Bank of England reduced its key-lending rate to 4.50%. Furthermore, on October 29, 2008, the Federal Reserve reduced the Federal Funds Rate by 0.50% to 1.00%, and on November 6, 2008, the European Central Bank reduced its overnight rate to 3.25% and the Bank of England reduced its key-lending rate to 3.00%.)

•

Global government bond yields declined as investors sought shelter from the financial crisis by shifting funds into government-guaranteed sovereign debt. Significant deleveraging depressed valuations of fixed-income and other assets as financial markets experienced the most severe credit crisis since the 1930s. The yield on the ten-year U.S. Treasury increased 0.41% to end the period at 3.82%. The Lehman Brothers U.S. Aggregate Index, a very widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, declined 1.50% for the period.

•

Emerging markets (“EM”) bonds posted negative returns in the face of heightened global risk aversion and worsening financial conditions. However, emerging markets bonds fared better than other fixed-income assets such as U.S. high-yield and U.S. investment-grade issues. Most EM currencies declined versus the U.S. dollar. The impact of weaker currencies was somewhat offset by favorable yield differentials. However, currencies remained the key drivers of negative performance.

4	PIMCO Funds

•	High grade mortgage-backed securities (“MBS”) fared better than other non-U.S. Treasury sectors, posting a positive absolute return and outperforming U.S. Treasuries on a duration-adjusted basis.

•

Municipal bonds had a particularly difficult six months amidst investors’ strong flight to U.S. Treasuries. The upheaval in the investment banking industry meant that balance sheet capacity in the dealer community contracted as several major players left the market, affecting municipal yields which moved higher. The Lehman Brothers General Municipal Bond Index declined 2.60%.

•

Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 16.07%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, declined 3.81%, as inflation expectations quickly receded.

•

Global equities declined during the period, with the S&P 500 Index declining 10.87%, the European Blue Chip 50 Index (USD Hedged) declining 14.49%, and the MCSI EAFE Net Dividend Index (USD Hedged) declining 14.21%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to help meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 7, 2008

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2008	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund and PIMCO Income Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset Fund, which was first offered in 1/06, PIMCO Income Fund, which was first offered in 3/07 and Unconstrained Bond Fund, which was first offered in 7/08. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’ inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

6	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from April 1, 2008 to September 30, 2008, with the exception of the Unconstrained Bond Fund which is from July 30, 2008 (the date the Fund commenced operations) to September 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Until November 3, 2008, accounts with a minimum balance of $1,000 or less may be charged a fee of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2008	7

PIMCO All Asset Fund
	Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO GNMA Fund benefited performance as the underlying Fund posted a positive return and outperformed the Lehman Brothers U.S. TIPS: 1-10 Year Index.

•

Exposure to emerging markets currencies and locally-issued emerging markets bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, detracted from performance as both underlying Funds underperformed the benchmark.

•

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies, such as the PIMCO Real Return Fund and PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer-maturity U.S. TIPS underperformed the shorter-maturity U.S. TIPS in the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the underlying Fund posted a negative return for the period.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the underlying benchmarks.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the underlying Fund underperformed the benchmark.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	-8.56%	-7.25%	4.87%	7.29%
Lehman Brothers U.S. TIPS: 1-10 Year Index	-2.68%	7.89%	4.99%	6.04%
Consumer Price Index + 500 Basis points	5.04%	10.28%	8.66%	8.47%
Lipper Flexible Portfolio Funds Average	-9.90%	-14.41%	6.26%	7.27%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.875%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

PIMCO Funds Allocation‡

Real Return Asset Fund	20.7%
Developing Local Markets Fund	9.8%
Real Return Fund	9.5%
Emerging Local Bond Fund	9.4%
Investment Grade Corporate Bond Fund	7.4%
Emerging Markets Bond Fund	5.8%
Other	37.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$914.43	$1,019.55
Expenses Paid During Period†	$5.28	$5.57

† Expenses are equal to the net annualized expense ratio of 1.105% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon the allocation of the Fund’s asses among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to advisory and supervisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 1.105% for Class R reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to non-U.S. countries, representing at least three foreign countries, which may be represented by futures contracts or swap agreements.

•	A curve-steepening bias, especially from May through June in the U.S., U.K. and Eurozone, contributed to returns as the yield curves in those regions steepened during the period.

•	An underweight to the British pound and the euro benefited performance as these currencies depreciated relative to the U.S. dollar.

•	Holdings of corporate bonds detracted from performance as spreads on these bonds widened during the period.

•	Exposure to short dated interest rate swaps, especially in Europe, detracted from performance as swap spreads widened versus European government bonds.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•

While holdings of agency mortgage-backed securities benefited performance, since these securities outperformed U.S. Treasuries, positions in non-agency mortgage-backed securities and asset-backed securities more than offset these gains as their prices were marked down during the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	-5.62%	-1.29%	2.57%	4.14%	6.51%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	0.19%	4.48%	4.27%	4.91%	6.96%
Lipper International Income Funds Average	-8.75%	0.29%	4.10%	4.92%	5.92%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.57%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

United States	52.6%
Japan	17.0%
Short-Term Instruments	8.2%
Germany	7.0%
United Kingdom	2.8%
Other	12.4%
‡	% of Total Investments as of 09/30/2008

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$943.82	$1,017.60
Expenses Paid During Period†	$7.26	$7.54

† Expenses are equal to the net annualized expense ratio of 1.49% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	9

PIMCO High Yield Fund
	Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment-grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An emphasis on high-grade holdings within the finance sector was a significant detractor from relative performance as the sector came under heavy pressure over the period.

•	Security selection in the energy sector weighed on performance relative to the index as gas distribution companies underperformed the broader index.

•	An underweight to the building products sector detracted from returns as the sector significantly outpaced the overall high-yield market.

•	An underweight to the gaming sector was a strong positive contributor to relative performance as the industry category underperformed significantly.

•	An overweight to the healthcare sector, which remained relatively resilient throughout the volatile period, was a noteworthy positive.

•	Security selection within consumer cyclicals, where auto parts and equipment outperformed the broader sector, added to returns.

•	An underweight to double B-rated bonds relative to single B-rated issues detracted from performance as higher quality significantly outperformed over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class R	-10.96%	-12.52%	3.13%	3.86%	6.47%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-6.92%	-9.28%	4.22%	4.45%	6.53%
Lipper High Current Yield Funds Average	-6.60%	-10.99%	3.59%	3.59%	5.33%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares maybe worth more or less than original cost when redeemed. Current performance maybe lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.16%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	63.4%
U.S. Government Agencies	17.8%
Bank Loan Obligations	5.1%
Short-Term Instruments	3.3%
Foreign Currency-Denominated Issues	3.0%
Other	7.4%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$890.35	$1,019.30
Expenses Paid During Period†	$5.45	$5.82

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Income Fund
	Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s below-index duration for the first five months of the period benefited returns as yields rose for that period. Further, the Fund’s move to above-index duration for the month of September also benefited performance as yields fell during that month.

•	An overweight to corporate securities detracted from performance as spreads widened during the period.

•	Exposure to home equity asset-backed securities detracted from performance as yield spreads in this sector rose over the period.

•	An overweight to agency fixed rate mortgage-backed securities benefited performance as they outperformed over the period.

•	Positions in high yield and emerging markets detracted from performance as spreads widened in these sectors over the period.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	Fund Inception (03/30/07)**
PIMCO Income Fund Class R	-4.25%	-1.97%	-0.02%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.98%
Lipper Multi-Sector Income Funds Average	-5.81%	-6.00%	-2.93%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 2.93%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	63.0%
Corporate Bonds & Notes	12.4%
Mortgage-Backed Securities	12.0%
Asset-Backed Securities	5.1%
Short-Term Instruments	6.2%
Other	1.3%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$957.50	$1,016.60
Expenses Paid During Period†	$8.29	$8.54

† Expenses are equal to the net annualized expense ratio of 1.69% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.69% for Class R reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	11

PIMCO Low Duration Fund
	Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark duration detracted from performance as interest rates increased.

•

The Fund’s emphasis at the shorter end of the yield curve benefited performance as the yield curve steepened. However, implementation of this strategy detracted from performance as interbank lending rates rose.

•	Holdings of agency mortgage pass-throughs added to returns as these high-quality assets outpaced the mortgage market overall. However, exposures to non-agency mortgages offset this gain.

•	Exposure to the high yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class R	-4.40%	-0.78%	1.85%	3.54%	5.66%
Merrill Lynch 1-3 Year U.S. Treasury Index	0.82%	6.27%	3.54%	4.52%	6.03%
Lipper Short Investment Grade Debt Funds Average	-2.97%	-2.49%	1.50%	3.40%	5.22%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	39.0%
Corporate Bonds & Notes	30.4%
Mortgage-Backed Securities	12.6%
Asset-Backed Securities	8.2%
Short-Term Instruments	6.9%
Preferred Stocks	0.9%
Other	2.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$956.04	$1,019.50
Expenses Paid During Period†	$5.44	$5.62

† Expenses are equal to the net annualized expense ratio of 1.11% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Real Return Fund
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration benefited performance as the ten-year U.S. TIPS real yield rose.

•	Holdings of U.S. mortgage-backed securities benefited performance as they outperformed like-duration U.S. Treasuries.

•	Holdings of U.S. corporate securities in the financial sector detracted from performance as they significantly underperformed like-duration U.S. Treasuries.

•	A U.S yield curve-steepening bias detracted from performance as the two-year U.S. Treasury yield rose more than the 30-year U.S. Treasury yield.

•	An emphasis on inflation-linked bonds (“ILBs”) versus nominal bonds in Japan detracted from performance as ILBs underperformed nominal bonds in Japan.

•	A U.K. yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class R	-6.87%	3.08%	3.93%	6.68%	6.42%
Lehman Brothers U.S. TIPS Index	-3.81%	6.20%	5.15%	7.11%	6.68%
Lipper Treasury Inflation-Protected Securities Funds Average	-4.87%	3.95%	4.09%	6.16%	6.03%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Treasury Obligations	49.8%
U.S. Government Agencies	29.3%
Corporate Bonds & Notes	10.4%
Short-Term Instruments	4.6%
Asset-Backed Securities	2.0%
Other	3.9%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$931.26	$1,019.30
Expenses Paid During Period†	$5.57	$5.82

† Expenses are equal to the net annualized expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	13

PIMCO Short-Term Fund
	Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Above-benchmark U.S. duration detracted from returns as interest rates rose across the yield curve.

•	Money market futures security selection benefited performance as these securities gained in value over the period.

•	Exposure to U.K. short-term rates during the period had a modestly positive impact on performance as rates fell, causing the price to increase on these securities.

•	Positions in spread sectors, including asset-backed securities and corporate bonds, were the primary drivers of underperformance as spreads widened significantly in these sectors.

•	Exposure to emerging markets slightly detracted from returns as this sector underperformed over the period.

Average Annual Total Return for the period ended September 30, 2008

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class R	-0.03%	1.16%	2.26%	3.30%	4.72%
Citigroup 3-Month Treasury Bill Index	0.83%	2.55%	3.09%	3.39%	4.54%
Lipper Ultra-Short Obligations Funds Average	-1.58%	-2.87%	1.63%	3.22%	4.98%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.06%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	42.2%
Corporate Bonds & Notes	23.5%
Short-Term Instruments	15.5%
Mortgage-Backed Securities	9.8%
Asset-Backed Securities	6.3%
Other	2.7%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$999.67	$1,019.60
Expenses Paid During Period†	$5.46	$5.52

† Expenses are equal to the net annualized expense ratio of 1.09% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class R:	PSPRX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

•	The Fund’s equity exposure to U.S. equity markets detracted from absolute performance over the period as the S&P 500 Index declined sharply.

•

Within the fixed-income portfolio backing equity derivatives exposure, U.S. duration and curve-steepening strategies detracted from performance as rates increased and the yield curve flattened over the period.

•	U.K. interest rate and curve exposure detracted from performance as rates moved higher and the yield curve flattened.

•	Positions in fixed-rate agency mortgages added to performance as incremental yields provided a cushion against negative price returns.

•	Exposure to other spread sectors, including corporates and emerging markets, detracted from performance as they underperformed U.S. Treasuries.

•

Currency strategies slightly detracted from performance as depreciation of a basket of emerging markets currencies versus the U.S. dollar outweighed the profits from short exposure to the British pound and the euro.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class R	-18.42%	-28.96%	2.17%	1.69%	7.65%
S&P 500 Index	-10.87%	-21.98%	5.17%	3.06%	8.55%
Lipper Large-Cap Core Funds Average	-10.91%	-21.95%	4.30%	2.71%	7.56%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.28%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

Corporate Bonds & Notes	31.2%
U.S. Government Agencies	27.8%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	9.0%
Short-Term Instruments	8.2%
Convertible Preferred Stocks	2.4%
Other	8.0%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$815.82	$1,017.15
Expenses Paid During Period†	$7.19	$7.99

† Expenses are equal to the net annualized expense ratio of 1.58% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	15

PIMCO Total Return Fund
	Class R:	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration underweight benefited performance as the ten-year U.S. Treasury yield increased during the period.

•	A curve-steepening bias in the U.S. and U.K. detracted from performance as the yield curves flattened in these countries, as measured by the difference between two- and 30-year yields.

•	An overweight to mortgages added to returns as the sector outperformed like-duration U.S. Treasuries.

•

A focus on high-grade financials was a significant detractor from performance as bank failures, consolidation, and solvency concerns permeated the market. However, an underweight to the overall corporate sector mitigated this negative impact as the sector underperformed like-duration U.S. Treasuries.

•	A small allocation to high-yield corporate bonds detracted from returns as spreads over U.S. Treasuries continued to widen.

•	An allocation to emerging markets local currency-denominated bonds, specifically Brazil, detracted from returns as rates rose in this country.

•	Exposure to a basket of foreign currencies, particularly a short position in the euro and the British pound, benefited performance.

Average Annual Total Return for the period ended September 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class R	-3.70%	3.03%	3.56%	5.00%	7.27%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	3.78%	5.20%	7.27%
Lipper Intermediate Investment Grade Debt Funds Average	-4.84%	-2.43%	2.00%	4.06%	6.45%

* Cumulative return. All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.21%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through September 30, 2008

Allocation Breakdown‡

U.S. Government Agencies	62.6%
Corporate Bonds & Notes	20.8%
Short-Term Instruments	5.3%
Mortgage-Backed Securities	3.5%
Foreign Currency-Denominated Issues	2.6%
Other	5.2%
‡	% of Total Investments as of 09/30/2008

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$962.97	$1,018.60
Expenses Paid During Period†	$6.35	$6.53

† Expenses are equal to the net annualized expense ratio of 1.29% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Unconstrained Bond Fund
	Class R:	PUBRX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on June 30, 2008.

•	An emphasis on agency-backed mortgages benefited performance as the sector outperformed the benchmark.

•	A curve-steepening bias in the U.S. added to performance as the yield curve steepened as measured by the difference between two- and ten-year yields.

•	A tactical duration exposure and curve-steepening bias in the Eurozone benefited performance as short-maturity yields fell and the yield curve steepened.

•	A small allocation to the U.K. yield curve benefited performance as rates declined and the yield curve steepened.

Cumulative Total Return for the period ended September 30, 2008
Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class R	-0.44%
3 Month LIBOR Index	0.70%
Lipper General Bond Funds Average	-3.52%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares maybe worth more or less than original cost when redeemed. Current performance maybe lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.57%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Allocation Breakdown‡

U.S. Government Agencies	50.6%
Short-Term Instruments	39.0%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	2.3%
Mortgage-Backed Securities	1.1%
Other	2.0%

‡	% of Total Investments as of 09/30/2008

The line graph is not included since the Fund has less than six months of performance.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (06/30/08)	$1,000.00	$1,000.00
Ending Account Value (09/30/08)	$1,006.19	$1,017.30
Expenses Paid During Period†	$2.60	$7.84

† Expenses are equal to the net annualized expense ratio of 1.55% for Class R, multiplied by the average account value over the period, multiplied by 93/365 (to reflect the period since the Fund commenced operations on 06/30/08).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2008	17

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

European Blue Chip 50 Index (Hedged)	European Blue Chip 50 Index (Hedged) is a capitalization-weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. Aggregate Index*	Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index*	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index*	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

18	PIMCO Funds

Index	Description

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

*	Effective November 1, 2008, “Barclays Capital” replaces “Lehman Brothers” in the name of the Index.

Semiannual Report	September 30, 2008	19

Schedule of Investments  All Asset Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.0%
CommodityRealReturn Strategy Fund®	28,128,131	$384,511
Convertible Fund	32,674,360	338,833
Developing Local Markets Fund	145,714,514	1,445,488
Diversified Income Fund	40,874,488	392,804
Emerging Local Bond Fund	154,482,082	1,384,159
Emerging Markets Bond Fund	90,553,007	855,726
Floating Income Fund	36,748,405	307,952
Foreign Bond Fund (Unhedged)	681,509	6,549
Fundamental Advantage Total Return Strategy Fund	57,924,949	557,817
Fundamental IndexPLUSTM Fund	21,033,538	163,851
Fundamental IndexPLUSTM TR Fund	39,500,915	300,602
Global Bond Fund (Unhedged)	786,913	7,358
GNMA Fund	11,179,847	125,550
High Yield Fund	44,848,070	354,300
Income Fund	23,155,875	213,960
International StocksPLUS® TR Strategy Fund (Unhedged)	5,440,884	38,413
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	39,102,276	333,151
Investment Grade Corporate Bond Fund	113,994,980	1,088,652
Long Duration Total Return Fund	32,655,061	315,121
Long-Term U.S. Government Fund	1,034,295	11,046
Low Duration Fund	4,523,708	43,066
Real Return Asset Fund	286,274,428	3,065,999
Real Return Fund	134,009,664	1,401,741
RealEstateRealReturn Strategy Fund	124,730,821	691,009
Short-Term Fund	1,207,545	11,653
Small Cap StocksPLUS® TR Fund	41,351,787	368,858
StocksPLUS® Fund	1,364,517	10,534
StocksPLUS® Total Return Fund	5,473,299	43,513
Total Return Fund	49,205,026	505,828

Total PIMCO Funds (Cost $16,111,040)		14,768,044

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
1.000% due 10/01/2008	$4,490	4,490

(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $4,580. Repurchase proceeds are $4,490.)

Total Short-Term Instruments (Cost $4,490)		4,490

Total Investments 100.0% (Cost $16,115,530)		$14,772,534

Other Assets and Liabilities (Net) (0.0%)		(6,138)

Net Assets 100.0%		$14,766,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$14,768,044	$4,490	$0	$14,772,534
Other Financial Instruments ++	0	0	0	0

Total	$14,768,044	$4,490	$0	$14,772,534

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%

Mizuho Finance Aruba AEC
2.580% due 12/31/2049	JPY	500,000	$4,749

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,896

Total Aruba (Cost $6,101)			6,645

AUSTRALIA 2.0%

Medallion Trust
2.941% due 05/25/2035		$2,798	2,646

National Australia Bank Ltd.
3.252% due 06/19/2017		500	446
3.999% due 06/29/2016		5,600	5,090

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,657

Puma Finance Ltd.
2.881% due 02/21/2038		$4,671	4,432
7.510% due 07/12/2036	AUD	2,326	1,812
7.520% due 08/22/2037		4,878	3,716

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	23,839

Seven Media Group
9.485% due 02/07/2013		6,095	4,191
10.447% due 02/07/2013		191	131
10.510% due 02/07/2013		1,524	1,048

Superannuation Members Home Loans Global Fund
2.954% due 03/09/2036		$7,933	7,551

Torrens Trust
7.873% due 10/19/2038	AUD	12,003	9,309

Total Australia (Cost $73,866)			66,868

CANADA 3.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,909

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,362

Canada Housing Trust No. 1
3.550% due 09/15/2013		14,500	13,429
4.550% due 12/15/2012		33,200	32,120

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,633

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,911

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,545

Province of Ontario Canada
4.700% due 06/02/2037		10,300	9,177
6.200% due 06/02/2031		2,200	2,344

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,015
5.750% due 12/01/2036		2,600	2,620

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,946

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,130

Total Canada (Cost $124,173)			119,141

CAYMAN ISLANDS 1.5%

Foundation Re II Ltd.
9.557% due 11/26/2010		$1,650	1,640

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Green Valley Ltd.
8.562% due 01/10/2011	EUR	2,400	$3,370

Longpoint Re Ltd.
8.069% due 05/08/2010		$2,900	2,951

Mizuho Finance Cayman Ltd.
1.835% due 09/28/2049	JPY	400,000	3,761
2.394% due 12/31/2049		300,000	2,844

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$4,300	3,698

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	8,105

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,057

Mystic Re Ltd.
9.111% due 12/05/2008		$750	750

Pylon Ltd.
8.869% due 12/29/2008	EUR	1,350	1,887

Residential Reinsurance 2007 Ltd.
10.561% due 06/07/2010		$6,300	6,332

SHL Corp. Ltd.
1.600% due 12/25/2024	JPY	3,063	28

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	4,314

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,812

Vita Capital III Ltd.
3.891% due 01/01/2011		$4,000	3,874

Total Cayman Islands (Cost $54,840)			49,423

DENMARK 0.6%

Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	721	136

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,995	2,014
6.000% due 10/01/2029		1,322	251

Realkredit Danmark A/S
5.000% due 10/01/2038		97,839	16,805

Total Denmark (Cost $19,141)			19,206

FRANCE 2.4%

AUTO Asset-Backed Securities
5.073% due 02/25/2019	EUR	300	407

AXA S.A.
3.750% due 01/01/2017		828	1,329

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		5,500	7,640

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	5,979

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,346

Credit Agricole S.A.
2.809% due 05/28/2009		$2,700	2,689
6.637% due 05/29/2049		6,400	4,319

France Government Bond
4.000% due 04/25/2009	EUR	5,000	7,056
4.000% due 10/25/2038		4,400	5,470
4.000% due 04/25/2055		1,100	1,339
4.750% due 04/25/2035		2,200	3,092
5.750% due 10/25/2032		11,100	17,753
6.000% due 10/25/2025		3,400	5,515

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe Generale
5.922% due 04/29/2049		$2,000	$1,643

Vivendi
5.750% due 04/04/2013		7,000	6,850

Total France (Cost $85,918)			78,427

GERMANY 12.1%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,833
5.375% due 10/12/2012		6,200	5,979
6.000% due 09/01/2017		5,700	5,394

Driver One GmbH
4.683% due 10/21/2015	EUR	100	136

Republic of Germany
3.750% due 01/04/2017		11,300	15,646
4.000% due 01/04/2037		3,900	4,973
4.250% due 07/04/2039		6,600	8,767
4.750% due 07/04/2034		7,300	10,425
5.500% due 01/04/2031		26,450	41,364
5.625% due 01/04/2028		26,770	42,248
6.250% due 01/04/2024		25,400	42,442
6.250% due 01/04/2030		27,112	46,032
6.500% due 07/04/2027		95,560	165,587

Total Germany (Cost $403,983)			394,826

ICELAND 0.1%

Glitnir Banki HF
3.255% due 01/18/2012		$3,700	2,818

Landsbanki Islands HF
3.511% due 08/25/2009		2,400	2,072

Total Iceland (Cost $6,116)			4,890

IRELAND 1.0%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,000	2,831

Celtic Residential Irish Mortgage Securitisation
4.745% due 06/13/2035		1,252	1,601

Immeo Residential Finance PLC
5.118% due 12/15/2016		4,341	5,439

Ireland Government Bond
4.400% due 06/18/2019		11,300	15,514

Osiris Capital PLC
7.791% due 01/15/2010		$1,000	1,006

SC Germany Auto
4.585% due 08/11/2015	EUR	3,466	4,820

Total Ireland (Cost $34,086)			31,211

ITALY 0.6%

IntesaBci Sec 2 SRL
5.245% due 08/28/2023	EUR	4,247	5,811

Italy Buoni Poliennali Del Tesoro
4.250% due 04/15/2013		5,000	6,973
4.250% due 02/01/2015		1,800	2,497

Locat Securitisation Vehicle SRL
5.119% due 12/12/2028		100	132

Siena Mortgages SpA
5.188% due 12/16/2038		987	1,339

See Accompanying Notes	Semiannual Report	September 30, 2008	21

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vela Home SRL
5.241% due 10/24/2027	EUR	2,168	$2,986

Total Italy (Cost $20,504)			19,738

JAPAN 29.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		300	397

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,296

Japan Government Bond
0.900% due 12/20/2012	JPY	3,420,000	32,037
1.100% due 09/20/2012		17,450,000	165,006
1.200% due 03/20/2012		5,690,000	53,996
1.500% due 12/20/2017		15,960,000	151,721
1.800% due 06/20/2017		8,990,000	87,717
2.300% due 06/20/2035		7,380,000	69,404
2.400% due 03/20/2034		2,470,000	23,725
2.500% due 09/20/2035		3,150,000	30,854
2.500% due 09/20/2036		2,150,000	21,017
2.500% due 09/20/2037		1,940,000	19,009

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,105,920	9,774
1.000% due 06/10/2016		3,549,960	31,674
1.100% due 12/10/2016		6,199,880	55,488
1.200% due 03/10/2017		51,100	460
1.200% due 06/10/2017		10,391,740	93,056
1.200% due 12/10/2017		4,809,670	42,957
1.400% due 06/10/2018		5,273,040	47,767

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	4,196

Sumitomo Mitsui Banking Corp.
1.718% due 12/31/2049	JPY	400,000	3,765
1.762% due 12/31/2049		100,000	942
1.844% due 12/01/2049		600,000	5,669
5.625% due 07/29/2049		$1,300	1,039

Total Japan (Cost $945,404)			958,966

JERSEY, CHANNEL ISLANDS 0.1%

Haus Ltd.
4.815% due 12/10/2037	EUR	980	1,356

Lloyds TSB Capital
7.375% due 12/29/2049		500	607

Total Jersey, Channel Islands (Cost $1,393)			1,963

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,683

Total Liberia (Cost $1,750)			1,683

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,055

Silver Arrow S.A.
4.585% due 08/15/2014	EUR	289	405

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	12,522

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008		900	900

Total Luxembourg (Cost $18,844)			17,882

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	$2,971

Total Mexico (Cost $3,200)			2,971

NETHERLANDS 1.7%

Atomium Mortgage Finance BV
5.216% due 07/01/2034	EUR	376	528

Beluga Master Issuer BV
5.052% due 10/28/2096		100	138

Delphinus BV
5.243% due 04/25/2093		1,500	2,089

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	11,598
8.750% due 06/15/2030		1,900	1,838

Dutch Mortgage Portfolio Loans BV
5.213% due 11/20/2035	EUR	850	1,159

Dutch Mortgage-Backed Securities BV
5.208% due 11/02/2035		89	125
5.227% due 10/02/2079		2,259	3,137

Generali Finance BV
5.479% due 02/28/2049		2,300	2,300

Holland Euro-Denominated Mortgage-Backed Series
5.227% due 04/18/2012		504	707

Netherlands Government Bond
4.000% due 01/15/2037		1,000	1,252

Rabobank Nederland NV
3.209% due 05/19/2010		$26,900	26,838

Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009		4,400	4,396

Total Netherlands (Cost $57,588)			56,105

NETHERLANDS ANTILLES 0.1%

BTMU Curacao Holdings
1.470% due 12/31/2049	JPY	200,000	1,885

Total Netherlands Antilles (Cost $1,703)			1,885

NEW ZEALAND 0.4%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	11,526

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,823

Total New Zealand (Cost $12,829)			13,349

NORWAY 0.3%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,100	8,494

Total Norway (Cost $9,386)			8,494

RUSSIA 0.4%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	746
7.343% due 04/11/2013		$3,100	2,821
8.146% due 04/11/2018		3,700	3,256

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		4,034	3,812

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

VTB Capital S.A.
6.875% due 12/11/2008		$1,400	$1,392

Total Russia (Cost $13,079)			12,027

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,561

Total South Korea (Cost $6,466)			5,561

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,703

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$6,700	6,252

Spain Government Bond
4.200% due 07/30/2013	EUR	600	842
4.200% due 01/31/2037		2,300	2,860

Total Spain (Cost $37,020)			33,657

SUPRANATIONAL 0.0%

European Investment Bank
6.250% due 04/15/2014	GBP	500	944

Total Supranational (Cost $1,054)			944

SWEDEN 1.7%

Stadshypotek AB
6.000% due 06/15/2011	SEK	10,000	1,487

Swedbank Hypotek AB
4.000% due 06/15/2011		396,000	54,816

Total Sweden (Cost $58,854)			56,303

SWITZERLAND 1.8%

Credit Suisse New York
5.000% due 05/15/2013		$23,800	22,077

UBS AG
3.714% due 05/05/2010		16,200	16,138
3.982% due 06/19/2010		10,400	10,382
5.875% due 12/20/2017		6,000	5,337
7.152% due 12/29/2049	EUR	4,100	3,803

Total Switzerland (Cost $62,375)			57,737

TUNISIA 0.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,203

Total Tunisia (Cost $5,567)			5,203

UNITED KINGDOM 4.8%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,351

Barclays Bank PLC
6.050% due 12/04/2017		$19,650	18,307
7.434% due 09/29/2049		3,300	2,690
7.700% due 04/29/2049		5,500	4,847

Bauhaus Securities Ltd.
5.282% due 10/30/2052	EUR	1,785	2,441

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HBOS PLC
5.920% due 09/29/2049		$14,000	$8,263
6.750% due 05/21/2018		7,100	5,959

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	10,276

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,618

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,505

Permanent Financing PLC
5.089% due 09/10/2032	EUR	100	134

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	3,915

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,321

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	12,745

United Kingdom Gilt
4.250% due 06/07/2032		18,200	30,542
4.500% due 12/07/2042		3,500	6,193
8.000% due 09/27/2013		14,100	29,229

Total United Kingdom (Cost $175,985)			158,336

UNITED STATES 90.7%

ASSET-BACKED SECURITIES 5.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$4,156	3,958

ACE Securities Corp.
3.257% due 07/25/2036		31	30
3.257% due 08/25/2036		20	19

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		2,330	2,318

Amortizing Residential Collateral Trust
3.497% due 07/25/2032		37	26

Amresco Residential Securities Mortgage Loan Trust
4.147% due 06/25/2029		221	198

BA Credit Card Trust
2.688% due 01/15/2013		300	292
3.068% due 04/15/2013		600	587
3.688% due 12/16/2013		8,200	8,060

Bank One Issuance Trust
3.450% due 10/17/2011		100	100

Bear Stearns Asset-Backed Securities Trust
3.277% due 12/25/2036		108	99
3.287% due 10/25/2036		92	78
3.607% due 10/27/2032		159	130
3.867% due 10/25/2032		89	79
4.207% due 08/25/2037		178	145

Carrington Mortgage Loan Trust
3.257% due 01/25/2037		85	81

Chase Issuance Trust
2.478% due 07/15/2011		200	199
2.488% due 04/16/2012		300	293
2.498% due 02/15/2011		5,000	4,991
2.508% due 03/15/2013		5,000	4,821
2.738% due 09/15/2011		300	297
4.319% due 09/15/2015		26,700	26,633

Citibank Credit Card Issuance Trust
2.801% due 05/21/2012		100	97

Citibank Omni Master Trust
4.188% due 03/20/2013		16,600	16,567

Citicorp Residential Mortgage Securities, Inc.
3.297% due 03/25/2037		4,026	3,937

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	$486	$450
6.681% due 12/01/2033	418	401

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	16	16
3.257% due 06/25/2037	99	96
3.267% due 09/25/2046	19	19
3.287% due 06/25/2037	104	100
3.307% due 09/25/2047	8,009	7,557
3.317% due 10/25/2046	117	114
3.387% due 09/25/2036	140	129
3.547% due 12/25/2036	1,273	915

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	101	97

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	83	68

First Alliance Mortgage Loan Trust
3.418% due 12/20/2027	16	12

First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	6	6
3.277% due 12/25/2037	86	83

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	10,195	10,181
3.388% due 01/15/2011	14,100	13,953
3.908% due 06/15/2012	9,500	9,259

Fremont Home Loan Trust
3.257% due 10/25/2036	74	71
3.267% due 01/25/2037	111	105
3.317% due 02/25/2036	178	170

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	96	91
3.317% due 08/25/2036	200	139

Lehman XS Trust
3.287% due 08/25/2046	63	62

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	12	10

MBNA Master Credit Card Trust
5.900% due 08/15/2011	100	101

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	61	58
3.257% due 05/25/2037	41	41
3.267% due 04/25/2037	20	20
3.277% due 08/25/2036	34	33

Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031	362	302

Nationstar Home Equity Loan Trust
3.327% due 04/25/2037	62	60

Nelnet Student Loan Trust
3.330% due 04/27/2015	100	100

New Century Home Equity Loan Trust
3.277% due 08/25/2036	12	12

Residential Asset Mortgage Products, Inc.
3.277% due 02/25/2037	89	84
3.767% due 06/25/2032	10	8

Residential Asset Securities Corp.
3.277% due 02/25/2037	106	100
3.707% due 07/25/2032	244	193

Securitized Asset-Backed Receivables LLC Trust
3.337% due 05/25/2037	137	120

SLC Student Loan Trust
2.784% due 02/15/2015	225	224
3.269% due 06/15/2017	100	97

SLM Student Loan Trust
2.780% due 04/25/2014	157	156
2.790% due 07/25/2013	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.790% due 10/27/2014		$2,866	$2,838
2.800% due 10/25/2013		292	291
2.800% due 07/25/2017		200	190
3.019% due 12/17/2018		26	25
3.364% due 10/25/2017		9,100	8,841
3.600% due 10/25/2013		100	100
4.173% due 04/25/2023		31,200	31,317

Soundview Home Equity Loan Trust
3.287% due 01/25/2037		60	59

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		55	54
3.437% due 10/25/2035		2,742	2,656

			166,304

BANK LOAN OBLIGATIONS 0.8%

Daimler Finance North America LLC
6.820% due 08/03/2012		18,315	12,440

Ford Motor Co.
5.490% due 12/16/2013		2,161	1,430

Georgia-Pacific Corp.
4.219% due 12/20/2012		289	256
4.551% due 12/20/2012		351	311
4.567% due 12/20/2012		4,048	3,587

HCA, Inc.
6.012% due 11/18/2013		4,728	4,158

MGM Mirage
3.409% due 10/03/2011		200	179
3.418% due 10/03/2011		100	90
3.437% due 10/03/2011		120	108
3.671% due 10/03/2011		300	259
3.737% due 10/03/2011		100	86
3.805% due 10/03/2011		80	57
4.010% due 10/03/2011		100	86

NRG Energy, Inc.
5.262% due 02/01/2013		943	833

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014		283	240
6.302% due 10/10/2014		2,672	2,264
7.262% due 10/10/2014		30	25

			26,409

CORPORATE BONDS & NOTES 23.9%

ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,376

Allstate Life Global Funding II
3.461% due 05/21/2010		19,300	19,206

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,700	5,508

American Express Bank FSB
2.637% due 06/12/2012		3,400	3,068
3.489% due 04/26/2010		13,300	12,348
5.500% due 04/16/2013		5,700	5,222

American Express Co.
7.000% due 03/19/2018		13,900	12,288

American Express Credit Corp.
5.109% due 05/27/2010		200	188
5.875% due 05/02/2013		4,500	4,151

American International Group, Inc.
2.895% due 10/18/2011		5,000	2,970
4.875% due 03/15/2067	EUR	5,500	1,355
5.850% due 01/16/2018		$6,400	3,217
8.000% due 05/22/2038	EUR	15,600	4,173
8.175% due 05/15/2058		$14,900	2,387
8.250% due 08/15/2018		3,400	1,978

Amgen, Inc.
2.889% due 11/28/2008		1,350	1,346

See Accompanying Notes	Semiannual Report	September 30, 2008	23

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Anadarko Petroleum Corp.
6.125% due 03/15/2012		$2,600	$2,640

AT&T, Inc.
3.014% due 11/14/2008		500	499
5.500% due 02/01/2018		16,200	14,442
6.300% due 01/15/2038		11,100	9,197

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,966
6.500% due 01/15/2014		1,000	990

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,658

Bank of America Corp.
2.918% due 11/06/2009		7,500	7,335
4.750% due 05/23/2017	EUR	12,700	15,958
5.650% due 05/01/2018		$5,000	4,219
8.125% due 12/29/2049		12,600	10,196

Bank of America N.A.
3.404% due 05/12/2010		5,400	5,332

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,750
7.250% due 02/01/2018		7,000	6,748

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,816

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,726

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,106

Brunswick Corp.
9.750% due 08/15/2013		3,000	3,068

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,561

Cardinal Health, Inc.
6.000% due 06/15/2017		5,000	4,692

Charter One Bank N.A.
2.845% due 04/24/2009		13,550	13,522

CIT Group, Inc.
2.927% due 08/17/2009		7,800	6,277

Citigroup Capital XXI
8.300% due 12/21/2077		18,600	13,863

Citigroup Funding, Inc.
3.852% due 05/07/2010		7,200	6,793

Citigroup, Inc.
5.500% due 04/11/2013		10,200	8,912
6.000% due 08/15/2017		7,000	5,940
6.125% due 05/15/2018		21,000	17,418
8.400% due 04/29/2049		3,500	2,387

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,810
6.000% due 08/15/2011		3,600	3,595

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,773

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,500	2,376

Constellation Energy Group, Inc.
7.000% due 04/01/2012		5,300	5,356

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,444

CSX Corp.
6.750% due 03/15/2011		2,500	2,557

CVS Caremark Corp.
5.750% due 08/15/2011		900	915

Daimler Finance North America LLC
3.169% due 03/13/2009		6,600	6,576
4.875% due 06/15/2010		1,000	996
5.750% due 09/08/2011		1,500	1,484

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Dominion Resources, Inc.
5.600% due 11/15/2016		$2,000	$1,857

Duke Energy Carolinas LLC
6.050% due 04/15/2038		2,800	2,536

EchoStar DBS Corp.
5.750% due 10/01/2008		410	410
6.375% due 10/01/2011		400	369

Exelon Corp.
6.750% due 05/01/2011		900	907

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,535

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,730

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
3.712% due 05/22/2013		7,100	6,783
4.625% due 09/15/2066	EUR	700	594
5.875% due 01/14/2038		$2,000	1,475
6.375% due 11/15/2067		7,900	6,399

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	4,538

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	11,989

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,105

Goldman Sachs Group, Inc.
3.654% due 03/22/2016		$2,900	1,730
5.375% due 02/15/2013	EUR	2,000	2,350
6.150% due 04/01/2018		$4,500	3,748
6.250% due 09/01/2017		700	587
6.750% due 10/01/2037		3,300	2,204

HCP, Inc.
5.650% due 12/15/2013		6,000	5,289
5.950% due 09/15/2011		1,000	946

Home Depot, Inc.
5.250% due 12/16/2013		4,000	3,688

Humana, Inc.
6.300% due 08/01/2018		6,300	5,578

International Business Machines Corp.
3.375% due 07/28/2011		2,900	2,899

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,149
5.400% due 02/15/2012		2,700	2,004
6.625% due 11/15/2013		7,000	4,295

International Paper Co.
7.950% due 06/15/2018		3,000	2,953

JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012		4,670	4,670

JPMorgan Chase & Co.
2.537% due 05/07/2010		8,900	8,806
6.000% due 01/15/2018		10,000	9,134

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,500	2,542
6.000% due 10/01/2017		$7,400	6,794

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,531

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,175

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		3,000	2,677
6.950% due 01/15/2038		9,000	7,718

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		15,400	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.625% due 01/24/2013 (a)	$6,800	$884
6.875% due 05/02/2018 (a)	7,000	910

Lennar Corp.
5.950% due 10/17/2011	900	734

Loews Corp.
5.250% due 03/15/2016	1,200	1,157

Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	900	880
5.875% due 01/15/2013	4,000	3,628

Marriott International, Inc.
6.375% due 06/15/2017	4,300	3,884

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,200	2,147

Masco Corp.
5.875% due 07/15/2012	1,000	956

Merrill Lynch & Co., Inc.
2.894% due 08/14/2009	3,800	3,666
3.310% due 03/23/2010	5,600	5,267
5.054% due 05/12/2010	22,200	21,423
6.875% due 04/25/2018	14,900	13,205

Metropolitan Life Global Funding I
5.125% due 04/10/2013	4,300	4,181

Morgan Stanley
2.852% due 05/07/2009	6,400	5,550
3.271% due 10/15/2015	5,100	2,786
4.904% due 05/14/2010	10,000	7,304
6.000% due 04/28/2015	42,500	28,953
6.250% due 08/28/2017	1,300	807
6.625% due 04/01/2018	12,100	8,020

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,910

National Rural Utilities Cooperative Finance Corp.
3.576% due 07/01/2010	6,400	6,403

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	5,000	4,764

NGPL Pipe Co. LLC
7.768% due 12/15/2037	6,600	6,475

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,102
6.400% due 03/15/2018	4,000	3,591

Omnicom Group, Inc.
5.900% due 04/15/2016	1,000	987

Pricoa Global Funding I
3.613% due 06/04/2010	28,300	28,172

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,000	4,989

Prudential Financial, Inc.
6.625% due 12/01/2037	7,000	5,881

Qwest Communications International, Inc.
6.304% due 02/15/2009	200	198

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,365

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,176

Reynolds American, Inc.
3.519% due 06/15/2011	800	762
6.750% due 06/15/2017	700	655

Ryder System, Inc.
3.500% due 03/15/2009	900	896
6.000% due 03/01/2013	5,000	4,777

Sealed Air Corp.
5.625% due 07/15/2013	6,900	6,783

Sempra Energy
6.150% due 06/15/2018	8,000	7,388

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Simon Property Group LP
5.250% due 12/01/2016		$7,000	$5,980
5.625% due 08/15/2014		3,000	2,765

SLM Corp.
8.450% due 06/15/2018		7,000	4,765

Southwest Airlines Co.
6.500% due 03/01/2012		500	496

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,628

Sprint Capital Corp.
8.750% due 03/15/2032		800	625

SUPERVALU, Inc.
7.500% due 11/15/2014		400	390

Time Warner, Inc.
3.034% due 11/13/2009		3,400	3,265

Travelers Cos., Inc.
5.750% due 12/15/2017		7,410	6,885

Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,757

U.S. Bancorp
3.739% due 04/28/2009		8,200	8,156

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,446

UnitedHealth Group, Inc.
6.000% due 02/15/2018		$14,700	13,321
6.875% due 02/15/2038		1,800	1,586

Verizon Communications, Inc.
6.100% due 04/15/2018		2,000	1,849
6.400% due 02/15/2038		15,000	12,525

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,929
6.250% due 04/30/2016		6,500	5,859

Wachovia Corp.
5.300% due 10/15/2011		3,500	2,924
5.500% due 05/01/2013		15,000	12,422

WEA Finance LLC
7.125% due 04/15/2018		7,000	6,299

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,153

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	6,283

Xerox Corp.
9.750% due 01/15/2009		2,600	2,643

			779,441

MORTGAGE-BACKED SECURITIES 9.4%

Adjustable Rate Mortgage Trust
5.139% due 09/25/2035		703	559

American Home Mortgage Assets
3.417% due 10/25/2046		2,254	879
3.437% due 09/25/2046		752	294
3.555% due 02/25/2047		9,071	4,562
3.775% due 11/25/2046		13,546	6,820

Banc of America Funding Corp.
6.129% due 01/20/2047		893	606

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		4,339	3,933

BCAP LLC Trust
3.377% due 01/25/2037		10,983	6,780

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		13,409	12,607
4.150% due 08/25/2035		5,959	5,222
4.417% due 05/25/2034		1,500	1,384
4.476% due 02/25/2034		140	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.550% due 08/25/2035	$4,670	$4,466
4.630% due 05/25/2034	784	753
4.644% due 10/25/2033	912	878
4.772% due 11/25/2034	43	40

Bear Stearns Alt-A Trust
5.471% due 08/25/2036	1,600	884
5.504% due 09/25/2035	4,754	3,835
5.622% due 08/25/2036	55	33
5.787% due 11/25/2036	6,647	4,461
5.859% due 01/25/2036	186	125
5.891% due 02/25/2036	8,322	5,747
5.899% due 11/25/2036	1,585	979
6.250% due 08/25/2036	4,813	3,006

Bear Stearns Commercial Mortgage Securities
5.243% due 12/11/2038	500	394
5.700% due 06/11/2050	6,100	5,201

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	129	116

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	3,500	2,992

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,528	3,366
4.748% due 08/25/2035	3,366	3,203
4.900% due 10/25/2035	14,284	13,069
4.900% due 12/25/2035	643	613
5.947% due 03/25/2037	2,711	1,647
6.014% due 09/25/2037	4,509	3,154

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	10,713

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	2,839

Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	1,945	1,856

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	1,600	736
3.382% due 12/20/2046	8,869	5,408
3.397% due 09/25/2046	2,891	1,603
3.398% due 03/20/2046	232	143
3.398% due 07/20/2046	2,310	1,426
3.417% due 07/25/2046	184	106
3.437% due 08/25/2046	637	261
3.487% due 02/25/2037	212	138
3.557% due 05/25/2037	1,502	858
4.355% due 11/25/2035	1,016	668
4.895% due 11/25/2035	852	569
5.250% due 06/25/2035	998	826
5.898% due 02/25/2037	781	545
6.000% due 01/25/2037	3,711	2,623
6.000% due 04/25/2037	1,997	1,250
6.250% due 08/25/2037	1,129	679

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	55	35
3.527% due 03/25/2035	54	30
4.723% due 08/25/2034	361	286
4.797% due 11/25/2034	1,315	1,156
5.431% due 02/25/2047	1,379	903
5.620% due 03/25/2037	1,323	938

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,299	1,152
4.557% due 08/25/2033	593	590
4.938% due 12/15/2040	336	332
5.077% due 07/25/2033	127	121
5.549% due 05/25/2032	56	55

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 02/25/2037	84	79

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	$175	$172
4.593% due 12/25/2033	770	724
5.357% due 08/25/2035	634	548

First Republic Mortgage Loan Trust
2.838% due 11/15/2031	167	147

GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	3,300	3,034

GMAC Mortgage Corp. Loan Trust
4.282% due 06/25/2034	146	103
5.500% due 09/25/2034	2,646	2,621

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	125	108
3.387% due 01/25/2037	1,728	1,049
3.417% due 04/25/2036	1,463	907
3.477% due 11/25/2045	361	228

Greenpoint Mortgage Pass-Through Certificates
5.454% due 10/25/2033	133	130

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	3,475

GSR Mortgage Loan Trust
4.496% due 03/25/2033	1,053	994
4.539% due 09/25/2035	3,007	2,574

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,197	1,994
3.220% due 09/19/2037	1,081	659
3.220% due 01/19/2038	2,827	1,709
3.270% due 03/19/2037	125	77
5.145% due 07/19/2035	278	242
5.150% due 05/19/2033	1,347	1,267

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Impac CMB Trust
3.472% due 07/25/2033	153	137

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,600	1,035

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	740	412

Indymac Index Mortgage Loan Trust
3.397% due 04/25/2037	460	179
3.397% due 09/25/2046	7,032	4,280
3.447% due 04/25/2037	475	273
3.457% due 02/25/2037	1,100	395
3.507% due 06/25/2037	1,328	708
5.048% due 12/25/2034	348	285

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,169	1,645
5.550% due 10/25/2036	2,672	2,092

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,484
6.465% due 11/15/2035	10,100	10,113

JPMorgan Mortgage Trust
4.376% due 11/25/2033	936	912
4.500% due 09/25/2034	87	83
5.021% due 02/25/2035	2,321	2,023

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	351	347

Lehman XS Trust
3.287% due 07/25/2046	24	24

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,381	3,403
3.507% due 05/25/2047	1,700	592
3.788% due 11/21/2034	201	191
4.128% due 07/25/2034	820	792

MASTR Alternative Loans Trust
3.607% due 03/25/2036	920	506

See Accompanying Notes	Semiannual Report	September 30, 2008	25

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 11/25/2017	$649	$630

Mellon Residential Funding Corp.
2.947% due 06/15/2030	193	172

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,262
5.414% due 07/12/2046	7,200	6,331
6.156% due 08/12/2049	6,000	5,225

Merrill Lynch Mortgage Investors, Inc.
3.457% due 08/25/2036	655	453
6.013% due 02/25/2033	367	358

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	391	298
4.352% due 10/25/2035	6,796	6,349

Morgan Stanley Capital I
5.544% due 11/12/2049	1,200	928
5.692% due 04/15/2049	1,100	937

Residential Accredit Loans, Inc.
3.357% due 02/25/2047	3,005	1,714
3.387% due 06/25/2046	7,417	4,652
3.407% due 12/25/2046	1,400	564
3.417% due 04/25/2046	135	87
3.477% due 05/25/2046	1,200	502
3.512% due 09/25/2046	2,000	423

Residential Asset Securitization Trust
3.657% due 12/25/2036	855	467
5.750% due 02/25/2036	883	698
6.250% due 10/25/2036	1,000	556
6.500% due 08/25/2036	1,300	717

Residential Funding Mortgage Securities I
5.207% due 09/25/2035	688	592
6.500% due 03/25/2032	264	250

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	2,300	2,131

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	630	542
4.590% due 04/25/2034	849	760
5.246% due 05/25/2036	1,600	725
5.429% due 09/25/2036	1,600	1,349

Structured Asset Mortgage Investments, Inc.
3.307% due 09/25/2047	144	138
3.397% due 06/25/2036	304	187
3.417% due 05/25/2046	1,543	948
3.427% due 09/25/2047	6,000	1,655
3.457% due 09/25/2047	413	160
3.467% due 05/25/2046	859	360
3.507% due 08/25/2036	1,800	637
3.517% due 12/25/2035	26	16
4.355% due 08/25/2047	4,070	2,292

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	661

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	1,123	713
3.517% due 01/25/2045	1,224	818
3.555% due 03/25/2047	4,049	2,134
3.595% due 01/25/2047	2,093	1,138
3.605% due 06/25/2047	903	391
3.615% due 04/25/2047	9,028	5,224
3.747% due 12/25/2027	3,759	3,239
3.835% due 06/25/2046	341	207
3.855% due 02/25/2046	356	213
3.948% due 02/27/2034	1,180	1,115
4.198% due 10/25/2046	145	94
4.274% due 05/25/2041	19	18
4.329% due 07/25/2046	189	140
4.559% due 06/25/2033	305	298
5.468% due 02/25/2037	2,452	2,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.613% due 12/25/2036	$9,408	$7,386
5.711% due 02/25/2037	9,055	6,686
5.868% due 02/25/2037	2,593	2,189

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.457% due 07/25/2046	198	83
3.615% due 04/25/2047	931	421
3.625% due 04/25/2047	1,328	566
3.695% due 05/25/2047	876	417
3.795% due 07/25/2046	1,493	816

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	14,528	13,313
4.706% due 12/25/2033	52	48
4.950% due 03/25/2036	10,843	9,593
5.774% due 04/25/2036	1,144	777

		307,336

MUNICIPAL BONDS & NOTES 1.0%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,832

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,755
5.000% due 06/01/2037	1,000	905
5.000% due 11/01/2037	700	633

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.136% due 01/01/2014	830	488

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	998

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	884

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,346

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,266

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,377

Louisville & Jefferson Counties, Kentucky Metropolitan Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	189

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	600	389

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	303
5.500% due 06/01/2017	600	614

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,557

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	104

Southern California State Metropolitan Water District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	504

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	$8,300	$2,928

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	5,246

		34,340

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
5.051% due 12/31/2049	640	6,528

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 44.0%

Fannie Mae
3.327% due 03/25/2034	$220	213
3.507% due 03/25/2036	160	155
4.503% due 11/01/2034 (g)	6,903	6,959
4.942% due 12/01/2034 (g)	1,504	1,523
5.000% due 11/25/2032 - 11/01/2038	76,159	73,936
5.000% due 08/01/2035 - 03/01/2036 (g)	23,999	23,426
5.200% due 11/01/2015 (g)	16,772	16,572
5.270% due 12/01/2015	3,425	3,391
5.310% due 12/01/2010 (g)	21,846	22,051
5.370% due 12/01/2015	2,655	2,643
5.425% due 01/01/2016	2,903	2,897
5.500% due 01/01/2023 - 05/01/2048	207,265	206,511
5.500% due 11/01/2028 - 04/01/2038 (g)	254,725	253,976
5.565% due 08/01/2023	166	170
5.582% due 04/01/2032	90	92
5.825% due 01/01/2023	59	60
6.000% due 01/01/2029 - 07/25/2044	151,155	153,056
6.000% due 07/01/2034 - 11/01/2035 (g)	22,353	22,722
6.500% due 02/01/2026 - 10/01/2038	122,486	125,571
6.500% due 12/01/2034 - 02/01/2037 (g)	1,872	1,930
6.915% due 11/01/2022	18	18
7.000% due 08/01/2036	2,493	2,590
7.110% due 12/01/2030	18	18

Freddie Mac
2.718% due 02/15/2019	15,330	14,946
2.838% due 12/15/2030	876	863
2.888% due 11/15/2016 - 03/15/2017	321	319
4.278% due 10/25/2044	6,291	6,072
4.500% due 09/01/2013 - 01/15/2016	1,478	1,479
5.000% due 03/15/2016 - 08/15/2035	9,665	8,973
5.142% due 06/01/2022	277	282
5.278% due 09/01/2035	513	516
5.500% due 10/01/2038	102,000	101,347
6.000% due 12/01/2033	2,266	2,282
7.000% due 08/01/2036	724	754
9.050% due 06/15/2019	4	4

Ginnie Mae
5.125% due 11/20/2021 - 11/20/2030	262	265
5.375% due 05/20/2022 - 05/20/2030	1,093	1,108
5.625% due 07/20/2022 - 08/20/2027	583	590

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/20/2034 - 10/22/2038	$64,435	$65,211
6.000% due 09/20/2038 (g)	71,600	72,668
6.500% due 07/20/2038 - 10/22/2038	152,101	155,744
6.500% due 09/20/2038 (g)	62,300	63,870

Small Business Administration
5.600% due 03/01/2029	2,600	2,607
5.980% due 05/01/2022	4,500	4,600
6.344% due 08/01/2011	512	522
6.640% due 02/01/2011	207	212

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,022
5.980% due 04/01/2036	1,855	2,082

		1,436,818

U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Notes
3.125% due 04/30/2013	17,400	17,528
4.250% due 08/15/2013	151,200	160,697
4.250% due 11/15/2014	25,100	26,659

		204,884

Total United States (Cost $3,165,234)		2,962,060

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 14.2%

CERTIFICATES OF DEPOSIT 1.4%

Unicredito Italiano NY
3.088% due 05/15/2009	$29,100	$29,100
3.088% due 05/18/2009	14,300	14,287

		43,387

COMMERCIAL PAPER 2.5%

Citibank N.A.
3.580% due 10/23/2008	18,000	17,960

Freddie Mac
2.500% due 11/24/2008	64,800	64,557

		82,517

REPURCHASE AGREEMENTS 4.8%

State Street Bank and Trust Co.
0.100% due 10/01/2008	47,230	47,230
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 0.000% due 10/01/2008 valued at $48,175. Repurchase proceeds are $47,230.)
1.000% due 10/01/2008	109,796	109,796
(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $111,993. Repurchase proceeds are $109,799.)

		157,026

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM TREASURY BILLS 1.0%
4.284% due 11/13/2008	EUR	24,000	$33,594

U.S. TREASURY BILLS 4.5%
1.235% due 10/16/2008 - 12/26/2008 (b)(c)(d)(e)(f)		$146,710	145,897

Total Short-Term Instruments (Cost $463,486)			462,421

PURCHASED OPTIONS (j) 0.7%
(Cost $18,748)			22,901

Total Investments 172.5% (Cost $5,888,693)			$5,630,823

Written Options (k) (0.7%) (Premiums $20,342)			(23,503)

Other Assets and Liabilities (Net) (71.8%)			(2,342,171)

Net Assets 100.0%			$3,265,149

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $34,055 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(d)	Securities with an aggregate market value of $60,448 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $7,344 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $1,094 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $328,640 at a weighted average interest rate of 2.452%. On September 30, 2008, securities valued at $435,474 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $29,254 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	585	$31
90-Day Euribor December Futures	Long	12/2009	219	139
90-Day Euribor December Futures Put Options Strike @EUR 93.250	Long	12/2008	57	(1)
90-Day Euribor June Futures	Long	06/2009	703	1,501
90-Day Euribor March Futures	Long	03/2009	2,419	3,879
90-Day Euribor March Futures Put Options Strike @EUR 95.250	Short	03/2009	869	37
90-Day Euribor September Futures	Long	09/2009	74	127
90-Day Eurodollar December Futures	Long	12/2008	1,499	(789)
90-Day Eurodollar December Futures	Long	12/2009	2,720	1,696
90-Day Eurodollar March Futures	Long	03/2009	2,129	(364)
90-Day Eurodollar March Futures	Long	03/2010	105	49
90-Day Eurodollar October Futures	Long	10/2008	313	(865)
Australia Government 3-Year Bond December Futures	Short	12/2008	423	(242)
Australia Government 10-Year Bond December Futures	Short	12/2008	385	(358)
Canada Government 10-Year Bond December Futures	Short	12/2008	73	114
Euro-Bobl December Futures	Short	12/2008	218	(217)
Euro-Bobl December Futures Call Options Strike @ EUR 116.000	Long	12/2008	530	38
Euro-Bobl December Futures Put Options Strike @ EUR 103.000	Long	12/2008	1,828	0
Euro-Bund 10-Year Bond December Futures	Long	12/2008	1,192	(273)
Euro-Schatz December Futures	Long	12/2008	389	329
Euro-Schatz December Futures Put Options Strike @ EUR 100.000	Long	12/2008	788	0
U.S. Treasury 2-Year Note December Futures	Long	12/2008	27	27
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	214
U.S. Treasury 10-Year Note December Futures	Long	12/2008	3,390	(6,389)

See Accompanying Notes	Semiannual Report	September 30, 2008	27

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	133	$15
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	213
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	510
United Kingdom Government 10-Year Bond December Futures	Long	12/2008	160	508

				$(67)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.875% due 06/15/2014	(0.390%)	06/20/2014	DUB	0.722%		$1,400	$23	$0	$23
Agrium, Inc. 6.750% due 01/15/2019	(1.250%)	03/20/2019	MLP	1.378%		5,000	45	0	45
Akzo Nobel NV 4.250% due 06/14/2011	(0.290%)	06/20/2012	DUB	0.694%	EUR	1,700	33	0	33
Anadarko Petroleum Corp. 6.125% due 03/15/2012	(0.330%)	03/20/2012	BCLY	0.927%		$2,600	50	0	50
AutoZone, Inc. 5.500% due 11/15/2015	(0.920%)	06/20/2013	RBS	0.927%		7,000	0	0	0
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	BOA	1.055%		2,000	63	0	63
AutoZone, Inc. 5.875% due 10/15/2012	(0.680%)	12/20/2012	CITI	0.880%		2,100	16	0	16
AutoZone, Inc. 5.875% due 10/15/2012	(0.600%)	06/20/2017	JPM	1.055%		1,100	35	0	35
AutoZone, Inc. 5.875% due 10/15/2012	(0.850%)	06/20/2013	RBS	0.927%		7,000	21	0	21
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%		1,000	(5)	0	(5)
Avnet, Inc. 6.625% due 09/15/2016	(1.530%)	09/20/2016	UBS	1.440%		1,700	(10)	0	(10)
Bank of America Corp. 5.650% due 05/01/2018	(0.960%)	06/20/2018	DUB	1.600%		5,000	229	0	229
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(0.870%)	03/20/2018	DUB	1.400%		6,000	227	0	227
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.050%)	03/20/2018	RBS	1.400%		2,000	50	0	50
BellSouth Corp. 5.200% due 09/15/2014	(0.395%)	09/20/2014	DUB	0.417%		3,000	3	0	3
Black & Decker Corp. 5.750% due 11/15/2016	(1.020%)	12/20/2016	BOA	1.211%		3,000	36	0	36
Boston Scientific Corp. 6.400% due 06/15/2016	(2.060%)	06/20/2016	UBS	1.800%		4,300	(70)	0	(70)
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%		3,000	(28)	0	(28)
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.500%)	06/20/2017	BOA	0.434%		2,669	(13)	0	(13)
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.590%)	06/20/2017	DUB	0.711%		5,000	42	0	42
Citigroup, Inc. 6.500% due 01/18/2011	(1.336%)	09/20/2018	DUB	2.650%		2,700	237	0	237
Citigroup, Inc. 6.500% due 01/18/2011	(1.300%)	09/20/2018	JPM	2.650%		15,000	1,354	0	1,354
CNA Financial Corp. 5.850% due 12/15/2014	(1.390%)	12/20/2014	BCLY	1.498%		3,000	16	0	16
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%		3,800	69	0	69
Compass Group PLC 6.375% due 05/29/2012	(0.390%)	06/20/2012	MLP	0.542%	EUR	1,800	13	0	13
Computer Sciences Corp. 6.500% due 03/15/2018	(1.060%)	03/20/2018	BOA	0.671%		$6,000	(179)	0	(179)
Constellation Energy Group, Inc. 7.000% due 04/01/2012	(1.460%)	06/20/2012	BOA	3.264%		5,300	286	0	286
Consumers Energy Co. 5.000% due 02/15/2012	(0.090%)	03/20/2012	BOA	1.772%		1,500	79	0	79
Covidien International Finance S.A. 6.000% due 10/15/2017	(0.750%)	12/20/2017	DUB	0.656%		4,100	(30)	0	(30)
CSX Corp. 6.750% due 03/15/2011	(0.165%)	03/20/2011	BEAR	1.173%		2,700	64	0	64
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%		1,000	5	0	5
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%		1,000	4	0	4
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.620%)	09/20/2011	RBS	0.996%		1,500	16	0	16
Deutsche Bank AG 4.875% due 05/20/2013	(0.760%)	09/20/2013	BCLY	1.548%		5,300	179	0	179
Deutsche Bank AG 5.500% due 05/18/2011	(0.930%)	06/20/2013	CITI	1.530%		4,900	120	0	120
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%)	09/20/2018	CSFB	1.280%		4,500	67	0	67
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	DUB	1.280%		8,000	54	0	54
Dominion Resources, Inc. 5.600% due 11/15/2016	(0.475%)	12/20/2016	CITI	0.674%		2,000	27	0	27
Exelon Corp. 6.750% due 05/01/2011	(0.330%)	06/20/2011	BOA	2.138%		900	41	0	41
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	RBS	0.640%		6,500	27	0	27
Fortune Brands, Inc. 5.375% due 01/15/2016	(1.460%)	03/20/2016	BOA	1.300%		7,400	(84)	0	(84)
GATX Financial Corp. 5.125% due 04/15/2010	(0.160%)	06/20/2010	BEAR	1.397%		500	10	0	10
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%		500	159	0	159
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.290%)	03/20/2012	RBS	15.354%		3,200	1,022	0	1,022
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.520%)	06/20/2012	WAC	0.392%		1,500	(7)	0	(7)
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%)	03/20/2016	BEAR	4.097%		2,900	552	0	552
HCP, Inc. 5.650% due 12/15/2013	(2.030%)	12/20/2013	MSC	3.926%		6,000	466	0	466
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%		1,000	79	0	79
Home Depot, Inc. 5.250% due 12/16/2013	(0.980%)	12/20/2013	MSC	1.601%		4,000	110	0	110
Humana, Inc. 6.300% due 08/01/2018	(1.050%)	09/20/2018	BCLY	2.276%		1,800	156	0	156
Humana, Inc. 6.300% due 08/01/2018	(1.530%)	09/20/2018	JPM	2.276%		4,500	237	0	237
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%		2,900	698	0	698

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp. 5.400% due 02/15/2012	(0.170%	)	03/20/2012	BCLY	9.967%		$2,700	$647	$0	$647
International Lease Finance Corp. 6.625% due 11/15/2013	(1.540%	)	12/20/2013	BCLY	8.310%		7,000	1,545	0	1,545
International Paper Co. 7.950% due 06/15/2018	(2.400%	)	06/20/2018	CSFB	1.777%		3,000	(136)	0	(136)
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	BOA	1.400%		5,000	243	0	243
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.720%	)	03/20/2018	DUB	1.400%		1,500	73	0	73
JPMorgan Chase & Co. 6.000% due 01/15/2018	(0.730%	)	03/20/2018	UBS	1.400%		3,500	168	0	168
Koninklijke DSM NV 4.000% due 11/10/2015	(0.365%	)	06/20/2012	GSC	0.672%	EUR	1,800	26	0	26
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%	)	09/20/2009	RBS	15.174%		$2,400	305	0	305
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	(1.600%	)	06/20/2018	DUB	Defaulted		7,000	5,912	0	5,912
Lennar Corp. 5.950% due 10/17/2011	(5.750%	)	12/20/2012	MLP	7.636%		900	48	0	48
Loews Corp. 5.250% due 03/15/2016	(0.330%	)	03/20/2016	BEAR	0.608%		1,150	20	0	20
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%	)	09/20/2009	BOA	1.574%		900	12	0	12
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%	)	03/20/2013	BOA	2.280%		4,000	(26)	0	(26)
Marriott International, Inc. 6.375% due 06/15/2017	(1.730%	)	06/20/2017	BOA	2.578%		4,300	229	0	229
Masco Corp. 5.875% due 07/15/2012	(0.580%	)	09/20/2012	MSC	2.663%		1,000	71	0	71
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	(1.380%	)	06/20/2018	CITI	3.763%		5,000	718	0	718
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%	)	12/20/2015	BEAR	9.149%		2,500	815	0	815
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.295%	)	12/20/2015	RBS	9.149%		2,600	846	0	846
Morgan Stanley 6.000% due 04/28/2015	(1.040%	)	06/20/2015	BCLY	9.326%		2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.100%	)	06/20/2015	BOA	9.326%		8,000	2,318	0	2,318
Morgan Stanley 6.000% due 04/28/2015	(1.200%	)	06/20/2015	DUB	9.326%		9,000	2,576	0	2,576
Morgan Stanley 6.000% due 04/28/2015	(1.150%	)	06/20/2015	RBS	9.326%		2,000	576	0	576
Morgan Stanley 6.600% due 04/01/2012	(1.850%	)	09/20/2018	DUB	8.256%		2,900	811	0	811
Morgan Stanley 6.600% due 04/01/2012	(1.800%	)	06/20/2013	JPM	10.115%		1,900	441	0	441
Morgan Stanley 6.600% due 04/01/2012	(1.830%	)	09/20/2018	JPM	8.256%		10,600	2,973	0	2,973
Morgan Stanley 6.600% due 04/01/2012	(1.850%	)	06/20/2013	RBS	10.115%		700	162	0	162
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.820%	)	03/20/2018	CITI	1.272%		2,000	65	0	65
National Grid PLC 5.000% due 07/02/2018	(0.208%	)	06/20/2011	BCLY	0.837%		4,300	70	0	70
Newell Rubbermaid, Inc. 5.500% due 04/15/2013	(0.780%	)	06/20/2013	GSC	0.948%		5,000	35	0	35
NiSource Finance Corp. 5.400% due 07/15/2014	(0.620%	)	09/20/2014	BEAR	2.574%		1,150	109	0	109
Nisource Finance Corp. 6.400% due 03/15/2018	(1.660%	)	03/20/2018	CITI	2.750%		4,000	269	0	269
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.940%	)	06/20/2016	CITI	0.716%		1,000	(15)	0	(15)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%	)	06/20/2013	BCLY	0.776%		2,500	17	0	17
Progress Energy, Inc. 5.625% due 01/15/2016	(0.105%	)	06/20/2012	MSC	0.393%		2,100	21	0	21
RadioShack Corp. 7.375% due 05/15/2011	(1.410%	)	06/20/2013	GSC	1.742%		8,400	111	0	111
RadioShack Corp. 7.375% due 05/15/2011	(1.440%	)	06/20/2013	GSC	1.742%		5,700	68	0	68
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	DUB	0.610%	EUR	1,600	25	0	25
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.280%	)	06/20/2012	MSC	0.610%		$1,200	14	0	14
Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	(0.480%	)	06/20/2010	BOA	3.915%		1,700	94	0	94
Ryder System, Inc. 3.500% due 03/15/2009	(0.150%	)	03/20/2009	DUB	0.296%		900	1	0	1
Ryder System, Inc. 6.000% due 03/01/2013	(1.160%	)	03/20/2013	CITI	1.485%		5,000	63	0	63
SCA Finans AB 4.500% due 07/15/2015	(0.250%	)	06/20/2012	GSC	1.711%	EUR	1,900	129	0	129
Sealed Air Corp. 5.625% due 07/15/2013	(1.135%	)	09/20/2013	BOA	1.774%		$6,900	191	0	191
Sempra Energy 6.150% due 06/15/2018	(0.795%	)	06/20/2018	CITI	1.060%		8,000	155	0	155
Simon Property Group LP 5.250% due 12/01/2016	(1.470%	)	12/20/2016	GSC	1.570%		7,000	42	0	42
Simon Property Group LP 5.625% due 08/15/2014	(1.006%	)	09/20/2014	MSC	1.620%		3,000	92	0	92
SLM Corp. 5.125% due 08/27/2012	(4.250%	)	06/20/2013	GSC	16.916%		200	59	0	59
SLM Corp. 8.450% due 06/15/2018	(3.200%	)	06/20/2018	RBS	14.263%		2,000	707	0	707
Smith Group PLC 7.875% due 07/12/2010	(0.530%	)	09/20/2010	RBS	0.598%	GBP	7,000	14	0	14
Southwest Airlines Co. 6.500% due 03/01/2012	(0.420%	)	03/20/2012	DUB	1.302%		$500	14	0	14
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.860%	)	06/20/2018	DUB	1.366%		5,000	185	0	185
Tate & Lyle International Finance PLC 5.000% due 11/15/2014	(0.510%	)	12/20/2014	DUB	2.249%		1,400	124	0	124
Travelers Cos., Inc. 5.750% due 12/15/2017	(0.900%	)	12/20/2017	BOA	1.022%		7,410	58	0	58
Turkey Government International Bond 11.875% due 01/15/2030	(2.700%	)	09/20/2010	MSC	1.762%		400	(7)	0	(7)
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.850%	)	12/20/2017	DUB	1.212%		6,000	154	0	154
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%	)	12/20/2017	DUB	1.212%		7,000	129	0	129
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%	)	12/20/2019	BOA	1.498%		7,000	213	0	213
United Utilities PLC 6.875% due 08/15/2028	(0.235%	)	06/20/2012	DUB	0.822%	EUR	1,900	53	0	53
Viacom, Inc. 5.750% due 04/30/2011	(0.640%	)	06/20/2011	MSC	1.250%		$1,000	16	0	16
Viacom, Inc. 5.750% due 04/30/2011	(0.470%	)	06/20/2011	UBS	1.250%		2,400	47	77	(30)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%	)	06/20/2016	JPM	1.690%		6,500	213	0	213
Vivendi 5.750% due 04/04/2013	(1.280%	)	06/20/2013	BOA	1.320%		7,000	10	0	10
Wachovia Corp. 5.500% due 05/01/2013	(2.320%	)	06/20/2013	CITI	3.610%		5,000	238	0	238
Wachovia Corp. 5.500% due 05/01/2013	(2.910%	)	06/20/2013	CITI	3.610%		10,000	229	0	229
WEA Finance LLC 7.125% due 04/15/2018	(1.950%	)	06/20/2018	HSBC	3.169%		7,000	535	0	535

See Accompanying Notes	Semiannual Report	September 30, 2008	29

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	(1.030%)	09/20/2018	BCLY	1.500%		$11,500	$396	$0	$396
Wolters Kluwer NV 5.125% due 01/27/2014	(0.330%)	06/20/2012	DUB	0.770%	EUR	1,600	33	0	33
WPP Group PLC 6.000% due 06/18/2008	(0.260%)	06/20/2012	GSC	1.666%		1,600	105	0	105
Xerox Corp. 9.750% due 01/15/2009	(0.290%)	03/20/2009	MSC	1.300%		$2,800	13	0	13

							$33,645	$77	$33,568

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC 4.566% due 10/27/2015	1.760%	03/20/2013	BNP	2.537%	EUR	4,300	$(171)	$0	$(171)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.800%	09/20/2009	GSC	1.100%		$3,000	(8)	0	(8)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.980%	09/20/2013	HSBC	1.418%		7,100	(134)	0	(134)
Brazilian Government International Bond 12.250% due 03/06/2030	1.345%	08/20/2011	JPM	1.301%		19,900	55	0	55
Brazilian Government International Bond 12.250% due 03/06/2030	1.340%	08/20/2011	MLP	1.301%		15,600	41	0	41
Brazilian Government International Bond 12.250% due 03/06/2030	1.380%	08/20/2011	MSC	1.301%		21,700	81	0	81
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%		13,000	(27)	0	(27)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.500%	03/20/2009	CITI	22.138%		11,400	(692)	0	(692)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%		400	(48)	(20)	(28)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.300%	03/20/2009	JPM	22.138%		6,300	(388)	0	(388)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	3.950%	12/20/2012	UBS	28.844%		3,000	(1,301)	0	(1,301)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%		400	(12)	0	(12)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	09/20/2009	CITI	7.410%		2,700	(157)	0	(157)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%		1,300	(38)	0	(38)
General Electric Capital Corp. 6.000% due 06/15/2012	1.320%	03/20/2013	RBS	6.113%		12,500	(1,905)	0	(1,905)
GMAC LLC 6.875% due 08/28/2012	8.850%	03/20/2009	BOA	88.715%		700	(195)	0	(195)
GMAC LLC 6.875% due 08/28/2012	8.650%	03/20/2009	CITI	88.715%		1,300	(363)	0	(363)
GMAC LLC 6.875% due 08/28/2012	9.500%	03/20/2009	JPM	88.715%		6,100	(1,683)	0	(1,683)
HSBC Finance Corp. 7.000% due 05/15/2012	1.500%	06/20/2010	GSC	4.561%		1,400	(67)	0	(67)
HSBC Finance Corp. 7.000% due 05/15/2012	1.550%	06/20/2009	MLP	4.857%		4,400	(100)	0	(100)
JC Penney Corp., Inc. 8.000% due 03/01/2010	0.990%	09/20/2010	GSC	1.596%		500	(6)	0	(6)
JSC Gazprom 7.800% due 09/27/2010	1.330%	12/20/2008	CSFB	3.467%		4,400	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.250%	12/20/2008	HSBC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.300%	12/20/2008	HSBC	3.467%		7,300	(8)	0	(8)
JSC Gazprom 8.625% due 04/28/2034	1.320%	12/20/2008	MSC	3.467%		500	(1)	0	(1)
JSC Gazprom 8.625% due 04/28/2034	1.330%	12/20/2008	MSC	3.467%		2,400	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.680%	04/20/2009	MSC	3.537%		1,500	(3)	0	(3)
JSC Gazprom 8.625% due 04/28/2034	1.710%	04/20/2009	MSC	3.537%		2,600	(5)	0	(5)
JSC Gazprom 8.625% due 04/28/2034	1.910%	04/20/2009	MSC	3.537%		800	1	0	1
JSC Gazprom 9.625% due 03/01/2013	0.610%	05/20/2012	MLP	4.333%		1,200	(137)	0	(137)
Royal Bank of Scotland Group PLC 5.000% due 12/06/2020	1.650%	03/20/2013	BCLY	3.498%	EUR	3,000	(279)	0	(279)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	06/20/2012	BCLY	7.119%		$1,900	(360)	0	(360)
Russia Government International Bond 7.500% due 03/31/2030	0.450%	01/20/2009	CSFB	2.265%		5,000	(22)	0	(22)
Russia Government International Bond 7.500% due 03/31/2030	0.630%	12/20/2008	GSC	2.248%		6,200	(12)	0	(12)
Russia Government International Bond 7.500% due 03/31/2030	0.460%	01/20/2009	MSC	2.265%		4,000	(17)	0	(17)
Russia Government International Bond 7.500% due 03/31/2030	0.490%	02/20/2009	MSC	2.284%		18,900	(118)	0	(118)
SLM Corp. 5.125% due 08/27/2012	3.200%	12/20/2008	BNP	19.658%		4,600	(163)	0	(163)
SLM Corp. 5.125% due 08/27/2012	3.150%	06/20/2009	BOA	19.714%		3,400	(360)	0	(360)
SLM Corp. 5.125% due 08/27/2012	4.300%	03/20/2009	CITI	19.698%		1,300	(85)	0	(85)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%		1,900	(136)	0	(136)
SLM Corp. 5.125% due 08/27/2012	0.700%	06/20/2012	GSC	18.078%		1,600	(576)	0	(576)
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	GSC	0.397%		31,000	(161)	0	(161)
Spain Government Bond 5.500% due 07/30/2017	0.435%	03/20/2013	GSC	0.397%		11,200	19	0	19
Spain Government Bond 5.500% due 07/30/2017	0.465%	03/20/2013	HSBC	0.397%		8,400	24	0	24
Spain Government Bond 5.500% due 07/30/2017	0.270%	03/20/2013	JPM	0.397%		51,700	(268)	0	(268)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.730%	04/20/2009	HSBC	5.404%	$700	$(15)	$0	$(15)
VTB Capital S.A. 6.250% due 06/30/2035	1.700%	12/20/2008	DUB	7.592%	3,300	(28)	0	(28)

						$(9,838)	$(20)	$(9,818)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/ (Received)	Appreciation/ Appreciation
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	BCLY		$2,400	$173	$(17)	$190
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	GSC	EUR	43,700	3,154	(310)	3,464
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	MSC		15,000	1,083	(104)	1,187
CDX.IG-7 10 Year Index	(0.650%)	12/20/2016	UBS		$12,000	866	(83)	949
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BCLY		14,500	1,042	195	847
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	BOA		38,400	2,760	91	2,669
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	GSC	EUR	12,600	906	299	607
CDX.IG-8 10 Year Index	(0.600%)	06/20/2017	JPM		$68,900	4,952	475	4,477
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	DUB		12,100	659	454	205
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC		20,100	34	(678)	712
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY		14,200	79	(120)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB		125,400	693	(457)	1,150
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	EUR	13,700	76	(123)	199
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC		$19,800	109	(135)	244
iTraxx Europe 9 Index	(1.750%)	06/20/2018	DUB	EUR	27,500	(1,518)	(2,622)	1,104
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BCLY		11,300	859	(80)	939
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	BNP		5,200	395	(39)	434
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	DUB		900	68	(5)	73
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	HSBC		1,800	137	(13)	150
iTraxx Europe HVol 6 Index	(0.850%)	12/20/2016	JPM		6,300	479	(35)	514
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	CSFB		25,000	(1,005)	(3,337)	2,332
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	DUB		25,000	(1,005)	(3,282)	2,277
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	JPM		15,000	(603)	(1,969)	1,366
iTraxx Europe Sub Financials 9 Index	(2.900%)	06/20/2013	RBS		15,000	(603)	(2,085)	1,482

						$13,790	$(13,980)	$27,770

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$4,800	$(1,978)	$(1,440)	$(538)
ABX.HE AAA 06-2 Index	0.110%	05/25/2046	DUB	3,000	(922)	(1,129)	207

					$(2,900)	$(2,569)	$(331)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2008	31

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	$(224)	$(129)	$(95)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(224)	(132)	(92)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		28,200	(705)	(374)	(331)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(404)	(165)	(239)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(639)	(607)	(32)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	RBC		21,500	(537)	(19)	(518)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(188)	(105)	(83)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,300	(229)	53	(282)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(119)	(20)	(99)
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	221	123	98
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	(7)	(18)	11
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	(8)	(19)	11
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$37,000	250	(31)	281
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		214,000	1,095	862	233
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		108,500	(639)	(743)	104
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		122,500	(4,904)	(5,020)	116
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	MSC		2,400	(96)	(57)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		8,700	(331)	(309)	(22)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		65,000	(2,473)	(819)	(1,654)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CSFB		79,000	(3,006)	(2,449)	(557)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		372,200	(14,162)	(10,991)	(3,171)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(1,850)	726	(2,576)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		65,700	(2,392)	530	(2,922)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,100	(295)	(482)	187
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		17,300	(629)	(380)	(249)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		3,500	(156)	(322)	166
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		42,500	(1,894)	12	(1,906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,700	(210)	(385)	175
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		49,700	(2,215)	1,715	(3,930)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		17,900	(798)	(816)	18
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		21,500	(958)	(434)	(524)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		45,700	(2,037)	(3,154)	1,117
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB	AUD	132,900	2,549	(1,613)	4,162
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	DUB		113,900	1,789	(400)	2,189
Pay	6-Month AUD Bank Bill	7.250%	06/16/2011	UBS		49,000	769	(221)	990
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	DUB		9,800	(132)	(88)	(44)
Pay	6-Month AUD Bank Bill	6.000%	06/15/2012	HSBC		9,000	(121)	(77)	(44)
Pay	6-Month AUD Bank Bill	7.250%	06/15/2013	CSFB		20,500	564	(28)	592
Pay	6-Month AUD Bank Bill	7.000%	06/15/2014	UBS		37,200	950	854	96
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	CITI		39,700	680	(290)	970
Receive	6-Month AUD Bank Bill	6.000%	06/15/2015	UBS		27,400	469	(254)	723
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	MSC		9,300	(74)	241	(315)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY	EUR	71,600	(1,377)	(914)	(463)
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	JPM		80,000	(1,539)	704	(2,243)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		26,920	(452)	534	(986)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		55,000	(1,604)	(195)	(1,409)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		11,500	120	(122)	242
Pay	6-Month EUR-LIBOR	4.750%	12/17/2010	GSC		41,500	275	(112)	387
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BCLY		121,900	250	(22)	272
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		20,300	42	32	10
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	RBS		18,700	38	(48)	86
Pay	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		12,600	(482)	(321)	(161)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		61,600	(2,559)	(401)	(2,158)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		61,400	(565)	23	(588)
Pay	6-Month EUR-LIBOR	4.450%	03/18/2014	GSC		9,900	(92)	2	(94)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		24,700	(152)	(219)	67
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		53,200	(330)	(206)	(124)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		17,800	(110)	(263)	153
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		30,400	(188)	(240)	52
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		4,900	(31)	(96)	65
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	GSC		50	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2016	JPM		5,000	(45)	(113)	68
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	JPM		7,900	(125)	(135)	10
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		31,900	(289)	(2,254)	1,965
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		12,200	737	(108)	845
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		10,800	(1,110)	(1,140)	30
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	(31)	(7)	(24)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		22,000	(2,260)	(2,514)	254
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		20,300	(2,174)	(1,420)	(754)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	JPM		38,100	(4,079)	(2,332)	(1,747)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	MSC	GBP	19,700	(12)	(153)	141
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	CITI		2,800	(43)	(97)	54
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,500	(437)	(1,106)	669
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		32,300	(494)	(1,314)	820
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		2,400	(36)	(100)	64

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC	GBP	14,600	$291	$26	$265
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		8,900	(121)	(79)	(42)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	CITI		3,200	(44)	(47)	3
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		43,500	(593)	414	(1,007)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		700	(9)	7	(16)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		25,100	(342)	81	(423)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		19,200	(81)	(37)	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		15,200	(63)	(41)	(22)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		187,800	(789)	(432)	(357)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	MSC		1,400	(6)	(31)	25
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	CITI		3,500	(33)	3	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	DUB		6,600	(63)	(12)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		14,600	(139)	(449)	310
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	HSBC		3,700	(36)	14	(50)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	JPM		10,500	(101)	(23)	(78)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	RBS		2,100	(36)	(118)	82
Pay	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		19,900	(21)	(3)	(18)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		3,200	(210)	(13)	(197)
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		11,700	(768)	356	(1,124)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	DUB		6,100	773	675	98
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	HSBC		5,600	710	765	(55)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	BCLY		3,000	246	91	155
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		10,700	879	1,088	(209)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		8,500	(2,311)	(1,097)	(1,214)
Pay	6-Month GBP-LIBOR	4.250%	06/15/2037	GSC		22,800	1,226	1,043	183
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	GSC		11,800	(347)	(363)	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		3,100	(523)	(354)	(169)
Receive	6-Month JPY-LIBOR	1.000%	06/24/2011	JPM	JPY	500,000	22	60	(38)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		2,008,000	(72)	(28)	(44)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		5,630,000	345	103	242
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	DUB		14,090,000	862	352	510
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	RBS		2,240,000	137	207	(70)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		16,370,000	1,003	(449)	1,452
Pay	6-Month JPY-LIBOR	1.750%	12/17/2015	MSC		10,670,000	1,486	(634)	2,120
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		12,190,000	(3,217)	(1,058)	(2,159)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		3,300,000	(871)	(50)	(821)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		1,840,000	68	(96)	164
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		1,820,000	(2,671)	(816)	(1,855)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(565)	108	(673)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	16,000	(130)	(22)	(108)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		19,000	(150)	(18)	(132)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		20,500	(95)	23	(118)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		7,100	(280)	0	(280)
Pay	France CPI ex-Tobacco Index	1.940%	04/10/2012	BNP		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		1,300	(54)	0	(54)
Pay	France CPI ex-Tobacco Index	2.080%	06/15/2012	GSC		20,500	(783)	0	(783)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$62,000	(629)	0	(629)

							$(60,663)	$(41,346)	$(19,317)

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	108	$2	$1
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	4,274	77	66
Put - CBOT U.S. Treasury 10-Year Note December Futures	95.000	11/21/2008	51	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,479	27	23
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	955	17	15
Put - CME 90-Day Eurodollar June Futures	92.000	06/15/2009	92	1	1

				$125	$107

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	122,000	$649	$669
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$535,100	3,019	4,289
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	1,613
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	3,271
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		259,500	3,043	3,994
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009		813,800	8,433	6,319
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	829

								$17,493	$20,984

See Accompanying Notes	Semiannual Report	September 30, 2008	33

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.367	05/19/2010	EUR	5,300	$ 254	$539
Put - OTC EUR versus USD		1.367	05/19/2010		5,300	254	382
Call - OTC EUR versus USD		1.375	05/21/2010		4,300	202	420
Put - OTC EUR versus USD		1.375	05/21/2010		4,300	202	325
Call - OTC GBP versus USD		2.285	10/10/2008	GBP	3,700	0	0
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$1,000	48	42
Put - OTC USD versus JPY		104.000	03/17/2010		1,000	37	63

						$ 997	$1,771

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 10/01/2038	$107.000	10/07/2008	$90,000	$10	$0
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.000	11/06/2008	76,200	9	0
Call - OTC Fannie Mae 6.500% due 10/01/2038	107.000	10/07/2008	57,000	7	0
Call - OTC U.S. Treasury Note 2.000% due 02/28/2010	102.750	10/10/2008	100,000	12	0
Call - OTC U.S. Treasury Note 3.000% due 02/15/2009	101.000	10/17/2008	16,300	2	1
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.875	10/17/2008	73,500	9	0
Call - OTC U.S. Treasury Note 4.000% due 02/15/2015	121.000	10/10/2008	7,600	1	0
Call - OTC U.S. Treasury Note 4.000% due 04/15/2010	105.875	10/17/2008	25,000	3	0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	118.000	10/10/2008	50,400	6	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2013	118.500	10/10/2008	40,900	5	0
Call - OTC U.S. Treasury Note 4.250% due 11/15/2014	122.000	10/10/2008	25,100	3	0
Call - OTC U.S. Treasury Note 4.625% due 07/31/2012	116.000	10/17/2008	15,000	2	0
Put - OTC Fannie Mae 5.000% due 12/01/2038	72.000	12/04/2008	50,000	6	0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	183,600	21	1
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	34,000	4	0
Put - OTC Ginnie Mae 6.000% due 10/01/2038	85.000	10/15/2008	133,000	14	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	76.000	11/12/2008	20,000	2	0
Put - OTC Ginnie Mae 6.500% due 12/01/2038	86.000	12/11/2008	144,000	17	37

				$133	$39

(k)	Written options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	8,300	$190	$16
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		14,700	380	29
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	769
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	111
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		39,300	577	530
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$169,000	2,484	3,394
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009		13,100	286	289
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	584	1,324
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	01/23/2009		20,200	266	841
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.650%	01/23/2009		20,200	365	153
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	2,612
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009		86,500	2,910	3,794
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009		353,800	8,487	8,322
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	683

								$18,869	$22,867

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Put - OTC EUR versus USD		$1.390	10/07/2008	EUR	22,433	$194	$224
Put - OTC GBP versus USD		1.710	10/10/2008	GBP	18,423	182	66
Call - OTC USD versus JPY	JPY	104.000	03/17/2010		$400	21	17
Put - OTC USD versus JPY		104.000	03/17/2010		400	21	25

						$418	$332

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 11/01/2038	$96.922	10/24/2008	$48,000	$405	$108
Put - OTC Fannie Mae 5.500% due 11/01/2038	97.797	10/24/2008	28,000	188	103
Put - OTC Fannie Mae 5.500% due 11/01/2038	98.344	10/24/2008	26,000	164	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.203	10/24/2008	17,000	101	28
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.406	10/24/2008	34,000	197	65

				$1,055	$304

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	8,054	524,300		0		108,833		18,423	10,729
Closing Buys	(2,831)	(225,400)		0		0		0	(2,992)
Expirations	(10,046)	(205,000)		(44,600)		0		0	(6,976)
Exercised	0	0		0		0		0	0

Balance at 09/30/2008	0	$893,700	AUD	0	EUR	148,133	GBP	18,423	$20,342

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,372	$4,618	0.14%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.500%	10/01/2038	$66,500	$66,376	$66,240
Fannie Mae	5.500%	11/01/2038	23,000	22,522	22,867
Fannie Mae	6.000%	10/01/2038	41,000	41,237	41,493
Fannie Mae	6.500%	10/01/2038	30,225	31,016	30,976
U.S. Treasury Bonds	5.000%	05/15/2037	7,500	8,463	8,471
U.S. Treasury Notes	2.500%	03/31/2013	5,000	4,910	4,925
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,362	16,474
U.S. Treasury Notes	3.125%	04/30/2013	17,400	17,451	17,686
U.S. Treasury Notes	3.250%	12/31/2009	73,500	74,652	75,613
U.S. Treasury Notes	3.500%	02/15/2018	4,500	4,386	4,436
U.S. Treasury Notes	4.000%	04/15/2010	25,000	25,683	26,326
U.S. Treasury Notes	4.125%	05/15/2015	5,000	5,294	5,357
U.S. Treasury Notes	4.250%	08/15/2013	201,600	212,957	214,857
U.S. Treasury Notes	4.250%	11/15/2013	40,900	43,138	44,148
U.S. Treasury Notes	4.250%	11/15/2014	25,100	26,633	26,926
U.S. Treasury Notes	4.500%	02/15/2016	25,700	27,635	27,589
U.S. Treasury Notes	4.875%	08/15/2016	292,200	320,952	318,736
U.S. Treasury Notes	5.125%	05/15/2016	79,590	88,102	89,180

				$1,037,769	$1,042,300

(6)	Market value includes $7,253 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(175)	$(175)
Buy	AUD	BCLY	1,736	10/2008	0	(100)	(100)
Buy		DUB	4,267	10/2008	0	(26)	(26)
Buy		MSC	876	10/2008	3	0	3
Sell		MSC	876	10/2008	36	0	36
Buy		UBS	3,885	10/2008	0	(23)	(23)
Sell		UBS	80,774	10/2008	5,563	0	5,563
Buy	BRL	BCLY	10,024	10/2008	0	(107)	(107)
Sell		BCLY	10,024	10/2008	290	0	290
Buy		BCLY	10,024	12/2008	0	(291)	(291)
Sell		CITI	2,148	12/2008	68	0	68
Buy		HSBC	52,908	12/2008	0	(334)	(334)
Sell		HSBC	19,781	12/2008	340	0	340

See Accompanying Notes	Semiannual Report	September 30, 2008	35

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	JPM	4,032	12/2008	$0	$(21)	$(21)
Sell		JPM	12,629	12/2008	246	0	246
Buy		MSC	21,784	12/2008	0	(1,409)	(1,409)
Sell		MSC	30,643	12/2008	950	0	950
Buy		RBC	225	12/2008	0	(5)	(5)
Sell		UBS	23,772	12/2008	549	0	549
Sell		RBC	225	06/2009	5	0	5
Sell	CAD	RBC	32,828	10/2008	347	0	347
Buy	CLP	MSC	499,300	12/2008	0	(130)	(130)
Buy	CNY	BCLY	51,036	11/2008	0	(86)	(86)
Buy		BCLY	76,931	05/2009	0	(675)	(675)
Buy		CITI	122,320	05/2009	0	(1,078)	(1,078)
Buy		HSBC	28,880	05/2009	0	(192)	(192)
Sell		HSBC	13,437	05/2009	46	0	46
Buy		JPM	54,843	05/2009	0	(436)	(436)
Buy		MSC	24,630	05/2009	0	(203)	(203)
Buy		BCLY	3,982	07/2009	0	(46)	(46)
Buy		DUB	64,409	07/2009	0	(710)	(710)
Buy		HSBC	21,800	07/2009	0	(222)	(222)
Buy		JPM	18,891	07/2009	0	(208)	(208)
Buy		BCLY	23,792	05/2010	0	(419)	(419)
Buy		MLP	26,809	05/2010	0	(458)	(458)
Buy	DKK	RBS	2,031	10/2008	0	(9)	(9)
Buy		UBS	1,275	10/2008	0	(11)	(11)
Buy		BCLY	1,275	11/2008	1	0	1
Sell		MSC	112,216	12/2008	423	0	423
Sell	EUR	CITI	190,631	10/2008	0	(621)	(621)
Buy		DUB	4,810	10/2008	65	0	65
Buy		HSBC	3,631	10/2008	0	(239)	(239)
Buy		JPM	188	10/2008	0	(12)	(12)
Buy		UBS	3,777	10/2008	44	0	44
Sell		UBS	184,590	10/2008	10,304	0	10,304
Sell		HSBC	3,018	11/2008	34	0	34
Buy	GBP	BCLY	3,269	10/2008	0	(258)	(258)
Buy		CITI	2,759	10/2008	0	(100)	(100)
Buy		HSBC	3,565	10/2008	0	(258)	(258)
Buy		MSC	1,068	10/2008	0	(76)	(76)
Buy		UBS	425	10/2008	0	(34)	(34)
Sell		UBS	10,660	10/2008	844	0	844
Sell		RBS	450	11/2008	23	0	23
Sell		UBS	23,246	11/2008	802	0	802
Sell	HKD	BCLY	311	10/2008	0	0	0
Buy		CITI	622	10/2008	0	0	0
Sell		CSFB	389	10/2008	0	0	0
Sell		DUB	287	10/2008	0	0	0
Buy		HSBC	40	10/2008	0	0	0
Sell		CITI	621	01/2009	0	0	0
Buy	INR	BCLY	16,298	11/2008	0	(34)	(34)
Sell		BCLY	141,414	11/2008	174	0	174
Buy		DUB	97,601	11/2008	0	(326)	(326)
Sell		DUB	151,949	11/2008	195	0	195
Buy		HSBC	247,396	11/2008	0	(834)	(834)
Buy		JPM	292,453	11/2008	0	(1,026)	(1,026)
Sell		JPM	279,895	11/2008	369	0	369
Sell	JPY	BCLY	3,204,247	10/2008	131	0	131
Buy		CITI	94,000	10/2008	10	0	10
Buy		CSFB	126,410	10/2008	8	0	8
Sell		CSFB	181,041	10/2008	0	(12)	(12)
Buy		DUB	57,186,726	10/2008	10,199	0	10,199
Buy		MLP	906,501	10/2008	0	(87)	(87)
Sell		MSC	84,831,611	10/2008	0	(21,525)	(21,525)
Buy		RBS	1,754,176	10/2008	0	(227)	(227)
Sell		UBS	1,271,938	10/2008	109	0	109
Sell		BCLY	86,411,565	11/2008	1,557	0	1,557
Sell	KRW	MLP	356,580	11/2008	18	0	18
Sell		BCLY	3,103,842	02/2009	363	0	363
Buy		MLP	3,514,710	02/2009	0	(511)	(511)
Buy	MXN	BCLY	351	11/2008	0	(2)	(2)
Sell		CITI	832	11/2008	2	0	2
Buy		HSBC	231	11/2008	0	(1)	(1)
Buy		JPM	231	11/2008	0	(1)	(1)
Buy		RBC	19	11/2008	0	0	0
Buy		CITI	832	05/2009	0	(2)	(2)
Buy	MYR	BCLY	37,321	11/2008	0	(1,050)	(1,050)
Sell		BCLY	40,440	11/2008	139	(45)	94

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	CITI	58,597	11/2008	$0	$(1,691)	$(1,691)
Buy		DUB	63,765	11/2008	0	(1,858)	(1,858)
Sell		HSBC	17,344	11/2008	17	0	17
Sell		JPM	17,839	11/2008	132	0	132
Sell		MLP	10,921	11/2008	0	(14)	(14)
Sell	NZD	BCLY	3,051	10/2008	95	0	95
Buy	PHP	HSBC	69,000	11/2008	0	(96)	(96)
Buy		JPM	69,700	11/2008	0	(84)	(84)
Buy		BCLY	16,100	02/2009	0	(17)	(17)
Buy		DUB	7,900	02/2009	0	(11)	(11)
Buy		HSBC	19,410	02/2009	0	(21)	(21)
Buy		JPM	27,290	02/2009	0	(22)	(22)
Buy		MLP	6,100	02/2009	0	(8)	(8)
Buy		MSC	21,700	02/2009	0	(25)	(25)
Buy		RBS	6,000	02/2009	0	(8)	(8)
Buy		LEH	4,100	12/2010	0	(4)	(4)
Sell		LEH	4,100	12/2010	0	(2)	(2)
Buy	PLN	HSBC	484	05/2009	0	(16)	(16)
Buy	RUB	DUB	125,704	11/2008	0	(202)	(202)
Sell		DUB	371,282	11/2008	592	0	592
Buy		HSBC	228,049	11/2008	0	(314)	(314)
Sell		JPM	8,346	11/2008	16	0	16
Buy		DUB	28,546	05/2009	0	(86)	(86)
Buy		HSBC	3,060	05/2009	0	(9)	(9)
Buy	SAR	JPM	28,597	04/2009	0	(115)	(115)
Sell	SEK	RBS	393,844	10/2008	2,559	0	2,559
Buy	SGD	BCLY	92	10/2008	0	(3)	(3)
Buy		CSFB	412	10/2008	0	(13)	(13)
Buy		DUB	240	10/2008	0	(9)	(9)
Buy		JPM	1,540	10/2008	0	(52)	(52)
Buy		UBS	450	10/2008	0	(14)	(14)
Buy		BCLY	634	11/2008	0	(21)	(21)
Sell		BCLY	8,779	11/2008	12	0	12
Buy		BOA	312	11/2008	0	(12)	(12)
Buy		CITI	4,228	11/2008	0	(61)	(61)
Sell		DUB	9,189	11/2008	95	0	95
Buy		HSBC	1,050	11/2008	0	(41)	(41)
Buy		JPM	10,969	11/2008	0	(181)	(181)
Buy		UBS	3,046	11/2008	0	(21)	(21)
Buy	TWD	BCLY	58,614	02/2009	0	(87)	(87)
Buy		DUB	26,100	02/2009	0	(41)	(41)
Sell		HSBC	138,510	02/2009	140	0	140
Buy		MLP	41,900	02/2009	0	(57)	(57)
Buy		MSC	26,300	02/2009	0	(41)	(41)
Buy		UBS	13,300	02/2009	0	(21)	(21)

					$37,915	$(39,933)	$(2,018)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$5,603,914	$26,909	$5,630,823
Short Sales, at value	0	(1,035,047)	0	(1,035,047)
Other Financial Instruments ++	(67)	8,539	(2,349)	6,123

Total	$(67)	$4,577,406	$24,560	$4,601,899

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$58	$48,664	$3	$18	$(21,834)	$0	$26,909
Other Financial Instruments ++	(780)	0	0	0	(1,767)	198	(2,349)

Total	$(722)	$48,664	$3	$18	$(23,601)	$198	$24,560

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	37

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.2%

AES Corp.
6.410% due 03/31/2010	$2,000	$1,900
6.410% due 04/30/2010	1,300	1,235
7.010% due 03/31/2010	2,700	2,565

Allison Transmission, Inc.
5.220% due 08/07/2014	2,711	2,253
5.240% due 08/07/2014	1,779	1,478
5.560% due 08/07/2014	404	336

Alltel Communications, Inc.
4.997% due 05/15/2015	11,000	10,633

Alltel Corp.
5.564% due 05/15/2015	6,000	5,797

Amadeus Global Travel Distribution S.A.
3.719% due 04/08/2012	3,371	2,697
4.486% due 04/08/2013	1,839	1,472
4.986% due 04/08/2014	1,817	1,463

Biomet, Inc.
6.762% due 03/25/2015	1,238	1,143

Calpine Corp.
5.685% due 03/29/2014	5,000	4,271

Community Health Systems, Inc.
4.000% due 07/25/2014	718	632
5.060% due 07/25/2014	10,644	9,366
5.954% due 07/25/2014	3,387	2,980

CSC Holdings, Inc.
4.569% due 03/30/2013	2,474	2,192
9.750% due 07/08/2013	7,850	7,536

Daimler Finance North America LLC
6.820% due 08/03/2012	61,906	42,050

Delphi Corp.
7.250% due 12/31/2008	1,000	977
8.500% due 12/31/2008	9,000	7,484

First Data Corp.
5.551% due 09/24/2014	545	468
5.552% due 09/24/2014	4,056	3,485
5.926% due 09/24/2014	3,866	3,316

Ford Motor Co.
5.490% due 12/16/2013	47,636	31,509

Georgia-Pacific Corp.
4.219% due 12/20/2012	354	314
4.551% due 12/20/2012	430	381
4.567% due 12/20/2012	4,956	4,392

Harrah’s Operating Co., Inc.
5.800% due 01/28/2015	980	790
6.762% due 01/28/2015	17	14

HCA, Inc.
6.012% due 11/18/2013	35,393	31,124

Headwaters, Inc.
8.270% due 04/30/2011	1,791	1,629

Health Management Associates, Inc.
5.512% due 02/28/2014	2,911	2,467

HealthSouth Corp.
4.990% due 03/10/2013	3,839	3,477
5.190% due 03/10/2013	71	64

Hertz Corp.
3.204% due 12/21/2012	795	710
3.990% due 12/21/2012	1,607	1,436
4.250% due 12/21/2012	2,262	2,021
4.690% due 12/21/2012	197	176

Idearc, Inc.
4.470% due 11/17/2014	340	201
4.800% due 11/17/2014	7,619	4,503

Ineos Group Holdings PLC
5.727% due 10/07/2012	1,626	1,358
5.952% due 10/07/2012	9,071	7,574

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Intelsat Bermuda Ltd.
5.291% due 02/01/2014	$20,750	$17,015

Las Vegas Sands Corp.
4.560% due 05/23/2014	1,653	1,258
5.520% due 05/23/2014	335	255

Lender Processing Services
6.204% due 06/18/2014	2,000	1,963

Local Insight
7.770% due 04/21/2015	4,750	4,140

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	15,720	11,224

Mylan Laboratories, Inc.
5.750% due 10/02/2014	3,367	3,140
7.062% due 10/02/2014	4,842	4,515

Northwest Airlines, Inc.
4.750% due 08/21/2013	4,410	3,813

NRG Energy, Inc.
2.701% due 02/01/2013	1,105	977
5.262% due 02/01/2013	3,190	2,819

NTL Investment
4.799% due 01/06/2013	1,627	1,488

Nuveen Investments, Inc.
5.469% due 11/01/2014	179	154
5.469% due 11/13/2014	3,629	3,124
5.472% due 11/01/2014	3,175	2,734

Nycomed A/S Term B2
5.051% due 12/20/2014	4,432	3,264

Nycomed A/S Term C2
5.801% due 12/20/2015	4,432	3,264

Quicksilver Resources, Inc.
7.750% due 08/05/2013	10,000	9,612

RH Donnelley Corp.
6.750% due 06/30/2011	1,380	1,226

Roundy’s Supermarket, Inc.
5.500% due 10/27/2011	9,327	8,550

Telesat Canada
5.580% due 10/31/2008	51	45
5.670% due 10/31/2008	258	232
5.670% due 10/22/2014	281	253
5.800% due 10/22/2014	2,938	2,641
5.800% due 10/31/2014	980	881
5.810% due 10/31/2008	28	25
5.810% due 10/22/2014	705	634
5.890% due 10/31/2014	84	76

Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	3,197	2,709
6.302% due 10/10/2014	20,997	17,791
7.262% due 10/10/2014	231	196

Thompson Learning, Inc.
6.200% due 07/05/2014	28,413	23,370

Tribune Co.
5.412% due 05/30/2009	5,212	4,821
5.786% due 05/30/2014	4,834	2,574
5.786% due 06/04/2014	8,543	3,823

Univision Communications, Inc.
5.049% due 09/15/2014	17,852	11,577
6.250% due 09/15/2014	1,148	744

Verso Paper Holdings LLC
9.033% due 02/01/2013	986	917

VNU/Nielson Finance LLC
4.802% due 08/09/2013	5,404	4,691

Weather Investments II SARL
9.635% due 10/26/2014	3,000	2,950

West Corp.
8.500% due 10/24/2013	2,992	2,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wind Acquisition Finance S.A.
10.035% due 12/21/2011	$7,788	$7,746

Wrigley WM JR Co.
7.000% due 07/17/2014	8,500	8,355

Total Bank Loan Obligations (Cost $476,747)		395,782

CORPORATE BONDS & NOTES 77.2%

BANKING & FINANCE 19.4%

AES Ironwood LLC
8.857% due 11/30/2025	46,272	46,503

AES Red Oak LLC
8.540% due 11/30/2019	18,646	18,646
9.200% due 11/30/2029	2,795	2,739

American Express Bank FSB
5.500% due 04/16/2013	34,750	31,835

American Express Co.
7.000% due 03/19/2018	61,950	54,766

American Express Credit Corp.
5.875% due 05/02/2013	2,450	2,260

American General Finance Corp.
6.900% due 12/15/2017	8,200	3,807

American International Group, Inc.
2.833% due 01/29/2010	1,150	748
5.850% due 01/16/2018	18,900	9,501
8.175% due 05/15/2058	15,925	2,552
8.250% due 08/15/2018	52,100	30,310

ANZ National International Ltd.
6.200% due 07/19/2013	29,550	29,361

Bank of America Corp.
8.000% due 12/29/2049	113,025	89,581

Barclays Bank PLC
6.050% due 12/04/2017	19,175	17,865
7.434% due 09/29/2049	5,100	4,157
7.700% due 04/29/2049	48,525	42,764

Bear Stearns Cos. LLC
6.400% due 10/02/2017	2,825	2,643
6.950% due 08/10/2012	2,500	2,528
7.250% due 02/01/2018	1,000	964

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	1,126

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,643

Caelus Re Ltd.
9.061% due 06/07/2011	2,950	2,876

Citigroup Capital XXI
8.300% due 12/21/2077	17,075	12,726

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,689

Citigroup, Inc.
5.500% due 04/11/2013	25,525	22,301
6.125% due 05/15/2018	11,775	9,766
8.400% due 04/29/2049	31,850	21,719

El Paso Performance-Linked Trust
7.750% due 07/15/2011	23,705	24,130

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	1,000	1,000
5.700% due 01/15/2010	1,625	1,245
7.000% due 10/01/2013	25,950	15,963
7.241% due 04/15/2012	7,000	6,472
7.375% due 10/28/2009	1,350	1,086
7.375% due 02/01/2011	3,704	2,463
7.800% due 06/01/2012	27,629	17,171
7.875% due 06/15/2010	500	382
8.000% due 12/15/2016	33,245	21,047

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 11/01/2010	$3,225	$2,288
12.000% due 05/15/2015	2,000	1,528

Forest City Enterprises, Inc.
7.625% due 06/01/2015	8,450	6,802

GMAC LLC
5.011% due 12/01/2014	500	231
5.850% due 01/14/2009	750	641
6.625% due 05/15/2012	1,925	816
6.750% due 12/01/2014	405	156
8.000% due 11/01/2031	19,010	7,174

Goldman Sachs Group, Inc.
3.011% due 03/02/2010	4,500	4,210
5.950% due 01/18/2018	13,050	10,784
6.150% due 04/01/2018	14,825	12,348
6.750% due 10/01/2037	42,700	28,520

HBOS PLC
6.750% due 05/21/2018	16,100	13,513

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	27,054

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	16,830	15,452

KRATON Polymers LLC
8.125% due 01/15/2014	19,270	11,273

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	543
6.625% due 01/18/2012 (a)	1,375	179
6.750% due 12/28/2017 (a)	19,425	97
6.875% due 05/02/2018 (a)	18,975	2,467
7.500% due 05/11/2038 (a)	14,175	71

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	15,025	14,499
6.875% due 04/25/2018	37,875	33,566

Metropolitan Life Global Funding I
3.961% due 06/25/2010	5,000	4,994

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	5,994

Morgan Stanley
2.902% due 05/07/2010	1,650	1,140
3.035% due 01/18/2011	2,325	1,516
4.904% due 05/14/2010	4,600	3,360
5.950% due 12/28/2017	53,100	33,316
6.000% due 04/28/2015	2,150	1,465

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	8,597

NSG Holdings LLC
7.750% due 12/15/2025	31,940	30,503

Nuveen Investments, Inc.
10.500% due 11/15/2015	2,350	1,821

Petroleum Export Ltd. II
6.340% due 06/20/2011	12,654	12,562

Petroplus Finance Ltd.
6.750% due 05/01/2014	1,750	1,488

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	6,932

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	11,972
7.640% due 03/31/2049	36,825	27,460

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	24,353

SLM Corp.
2.960% due 07/26/2010	5,950	4,515
5.000% due 04/15/2015	2,000	1,201
5.000% due 06/15/2018	1,000	550

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	6,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Teco Finance, Inc.
6.572% due 11/01/2017	$5,734	$5,229

Tenneco, Inc.
8.125% due 11/15/2015	15,505	13,334
10.250% due 07/15/2013	4,050	4,182

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,003
7.500% due 07/18/2016	14,750	10,397

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,145
6.103% due 06/27/2012	7,000	6,294

UBS AG
2.789% due 07/23/2009	9,200	9,114
5.750% due 04/25/2018	26,825	23,372

UBS Preferred Funding Trust V
6.243% due 05/12/2049	9,200	7,095

Universal City Development Partners
11.750% due 04/01/2010	3,000	2,906

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	12,273	11,598
8.375% due 05/01/2010	7,900	7,663

Ventas Realty LP
6.500% due 06/01/2016	4,560	4,332
6.625% due 10/15/2014	4,325	4,174
6.750% due 04/01/2017	15,710	14,924
7.125% due 06/01/2015	10,250	10,224
9.000% due 05/01/2012	440	461

Wachovia Corp.
7.980% due 02/28/2049	100,900	42,226

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,150	12,349

Wells Fargo Capital XV
9.750% due 12/29/2049	63,125	61,290

Wilmington Trust Co.
10.732% due 01/01/2013 (l)	4,960	5,281

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	14,351

		1,231,532

INDUSTRIALS 44.6%

Actuant Corp.
6.875% due 06/15/2017	14,780	14,189

Allied Waste North America, Inc.
5.750% due 02/15/2011	1,575	1,516
7.125% due 05/15/2016	5,975	5,602
7.250% due 03/15/2015	32,877	31,644

Allison Transmission, Inc.
11.000% due 11/01/2015	24,970	21,849

American Stores Co.
8.000% due 06/01/2026	32,000	30,100

AmeriGas Partners LP
7.125% due 05/20/2016	32,745	29,470
7.250% due 05/20/2015	21,570	19,737

ARAMARK Corp.
6.301% due 02/01/2015	3,950	3,476
8.500% due 02/01/2015	31,555	29,819

ArvinMeritor, Inc.
8.125% due 09/15/2015	47,765	37,018
8.750% due 03/01/2012	16,960	14,331

Berry Plastics Corp.
7.541% due 02/15/2015	20,100	17,990

Berry Plastics Holding Corp.
6.694% due 09/15/2014	1,165	821
8.875% due 09/15/2014	31,280	24,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017	$36,417	$37,327
10.375% due 10/15/2017 (b)	30,440	30,288
11.625% due 10/15/2017	83,412	84,246

Bombardier, Inc.
6.750% due 05/01/2012	6,000	5,790

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	19,225	5,864

C8 Capital SPV Ltd.
6.640% due 12/29/2049	700	649
6.640% due 12/31/2049	3,800	3,563

Cascades, Inc.
7.250% due 02/15/2013	23,360	18,338

CCO Holdings LLC
8.750% due 11/15/2013	56,101	49,088

Celestica, Inc.
7.625% due 07/01/2013	7,000	6,405
7.875% due 07/01/2011	38,339	37,381

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,131

Charter Communications Operating LLC
8.375% due 04/30/2014	2,675	2,374

Chesapeake Energy Corp.
6.875% due 01/15/2016	5,609	5,146
7.000% due 08/15/2014	12,210	11,477
7.250% due 12/15/2018	7,520	6,956
7.500% due 09/15/2013	2,950	2,869
7.500% due 06/15/2014	13,505	12,999
7.625% due 07/15/2013	4,280	4,109

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	4,883	3,687

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,268

Clorox Co.
4.200% due 01/15/2010	7,350	7,267

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,243

Community Health Systems, Inc.
8.875% due 07/15/2015	60,702	57,970

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	11,025	10,584
7.750% due 05/15/2017	9,595	9,163

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	16,025	14,602
7.373% due 06/15/2017	1,048	786
7.566% due 09/15/2021	2,729	2,210

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,495	14,981

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	2,625	2,599
7.750% due 11/15/2015	20,045	19,644

CSC Holdings, Inc.
6.750% due 04/15/2012	5,935	5,468
7.625% due 04/01/2011	45,020	43,444
7.625% due 07/15/2018	26,675	23,341
7.875% due 02/15/2018	1,525	1,350
8.500% due 06/15/2015	1,075	1,004

DaVita, Inc.
7.250% due 03/15/2015	26,171	24,993

Delta Air Lines, Inc.
7.779% due 07/02/2013	7,855	7,227

Dex Media West LLC
9.875% due 08/15/2013	25,739	16,023

Dex Media, Inc.
8.000% due 11/15/2013	5,500	2,558

See Accompanying Notes	Semiannual Report	September 30, 2008	39

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DirecTV Holdings LLC
8.375% due 03/15/2013	$1,975	$1,960

Dynegy Holdings, Inc.
6.875% due 04/01/2011	9,555	8,743
7.125% due 05/15/2018	6,005	4,564
7.500% due 06/01/2015	13,250	11,262
7.625% due 10/15/2026	3,985	2,929
8.750% due 02/15/2012	1,500	1,425

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	28,609	28,913

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	20,010	18,159

EchoStar DBS Corp.
6.375% due 10/01/2011	4,075	3,759
6.625% due 10/01/2014	1,525	1,228
7.000% due 10/01/2013	16,305	14,145
7.125% due 02/01/2016	79,629	64,300

El Paso Corp.
6.875% due 06/15/2014	650	603
7.000% due 05/15/2011	625	627
7.000% due 06/15/2017	39,020	35,032
7.250% due 06/01/2018	13,900	12,996
7.420% due 02/15/2037	1,375	1,100
7.750% due 06/15/2010	6,975	7,094
7.800% due 08/01/2031	29,497	24,949
8.050% due 10/15/2030	5,285	4,601

Enterprise Products Operating LP
7.034% due 01/15/2068	4,840	3,906
8.375% due 08/01/2066	29,815	27,661

Ferrellgas Partners LP
6.750% due 05/01/2014	2,950	2,419
7.240% due 08/01/2010 (l)	26,000	25,198
8.750% due 06/15/2012	11,920	10,251
8.870% due 08/01/2009 (l)	12,250	12,222

First Data Corp.
9.875% due 09/24/2015	96,825	76,129

Ford Motor Co.
7.125% due 11/15/2025	8,722	3,489
7.500% due 08/01/2026	20,800	8,736
9.215% due 09/15/2021	1,225	588

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	12,615	12,100
8.250% due 04/01/2015	13,075	12,862
8.375% due 04/01/2017	39,080	38,551

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	33,420	23,227
9.125% due 12/15/2014 (b)	9,215	5,852

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	25,050	25,426

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,770

General Motors Corp.
7.400% due 09/01/2025	600	219
7.700% due 04/15/2016	4,230	1,703
8.250% due 07/15/2023	25,895	10,293

Georgia-Pacific LLC
7.000% due 01/15/2015	5,265	4,817
7.125% due 01/15/2017	12,800	11,488
7.250% due 06/01/2028	13,550	10,772
7.375% due 12/01/2025	28,210	22,921
7.750% due 11/15/2029	250	208
8.000% due 01/15/2024	62,090	54,950
9.500% due 12/01/2011	3,905	3,885

Goodyear Tire & Rubber Co.
6.678% due 12/01/2009	3,050	3,004
9.000% due 07/01/2015	22,238	22,127

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	31,143	16,039

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HCA, Inc.
7.190% due 11/15/2015	$21,417	$17,205
8.750% due 09/01/2010	2,853	2,824
9.000% due 12/15/2014	4,246	3,875
9.125% due 11/15/2014	16,145	15,741
9.250% due 11/15/2016	130,505	127,242
9.625% due 11/15/2016 (b)	575	548

Health Management Associates, Inc.
6.125% due 04/15/2016	3,715	2,991

Hertz Corp.
8.875% due 01/01/2014	68,886	59,759

Ineos Group Holdings PLC
8.500% due 02/15/2016	42,206	23,002

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,246

Intergen NV
9.000% due 06/30/2017	31,333	31,490

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	5
9.410% due 06/15/2010 (a)	703	541
10.000% due 06/15/2012 (a)	5,326	4,207

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	17,362

Legrand France S.A.
8.500% due 02/15/2025	16,900	16,965

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	392

Mattel, Inc.
3.219% due 06/15/2009	5,500	5,486

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,000	998

MGM Mirage
6.875% due 04/01/2016	24,365	17,847

Nalco Co.
8.875% due 11/15/2013	24,590	24,651

New Albertson’s, Inc.
6.570% due 02/23/2028	500	398
7.450% due 08/01/2029	24,275	21,667
7.750% due 06/15/2026	580	535

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	10,479

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,635	19,796

Nortel Networks Ltd.
7.041% due 07/15/2011	23,035	15,491
10.125% due 07/15/2013	47,945	30,805
10.750% due 07/15/2016	4,085	2,522

Northwest Airlines, Inc.
7.691% due 10/01/2018	6,712	5,303

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,088

OPTI Canada, Inc.
8.250% due 12/15/2014	15,220	13,698

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	51,904

Qwest Communications International, Inc.
6.304% due 02/15/2009	475	471
7.500% due 02/15/2014	103,309	89,879

Reynolds American, Inc.
7.750% due 06/01/2018	4,555	4,501

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	3,604
8.875% due 01/15/2016	74,995	25,873
8.875% due 10/15/2017	33,005	11,387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RH Donnelley, Inc.
11.750% due 05/15/2015	$7,295	$4,486

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	10,840	10,352

Roundy’s, Inc.
5.500% due 10/27/2011	25	23
6.750% due 10/27/2011	466	427

Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	4,000	3,340
7.250% due 03/15/2018	4,925	3,965

SandRidge Energy, Inc.
6.416% due 04/01/2014	2,000	1,883
8.000% due 06/01/2018	1,300	1,124
8.625% due 04/01/2015	59,100	53,190

Sanmina-SCI Corp.
8.125% due 03/01/2016	16,655	14,240

Seagate Technology HDD Holdings
6.375% due 10/01/2011	25,765	25,443

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	4,867

Sensata Technologies BV
8.000% due 05/01/2014	45,525	38,696

Service Corp. International
6.750% due 04/01/2015	2,200	1,930
7.375% due 10/01/2014	3,320	3,038
7.625% due 10/01/2018	5,275	4,747

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,382

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,426

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,265

Station Casinos, Inc.
7.750% due 08/15/2016	12,068	6,607

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,045

Sungard Data Systems, Inc.
9.125% due 08/15/2013	52,866	47,844

SUPERVALU, Inc.
7.500% due 11/15/2014	4,000	3,900

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	9,429

TRW Automotive, Inc.
7.000% due 03/15/2014	32,400	26,892
7.250% due 03/15/2017	19,935	15,848

United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,193	1,123
6.201% due 12/31/2049 (a)	880	853
6.602% due 03/01/2015 (a)	1,112	1,078
7.032% due 10/01/2010	998	978

United Rentals North America, Inc.
6.500% due 02/15/2012	27,280	22,915

Unitymedia GmbH
10.375% due 02/15/2015	11,350	10,839

Verso Paper Holdings LLC
6.551% due 08/01/2014	2,805	2,328
9.125% due 08/01/2014	29,120	25,189

Videotron Ltee
9.125% due 04/15/2018	1,500	1,522

Waste Management, Inc.
6.875% due 05/15/2009	14,400	14,443

West Corp.
9.500% due 10/15/2014	30,345	23,366
11.000% due 10/15/2016	4,325	3,136

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Willamette Industries, Inc.
6.450% due 08/19/2009	$10,650	$10,661

Williams Cos., Inc.
6.375% due 10/01/2010	5,610	5,501
7.625% due 07/15/2019	9,340	9,207

Williams Partners LP
7.250% due 02/01/2017	6,100	5,678

Windstream Corp.
8.125% due 08/01/2013	5,000	4,775
8.625% due 08/01/2016	41,325	38,329

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	28,215	24,194

Xerox Corp.
7.125% due 06/15/2010	6,770	6,929

		2,824,942

UTILITIES 13.2%

AES Corp.
7.750% due 03/01/2014	3,950	3,693
7.750% due 10/15/2015	1,725	1,574
8.000% due 10/15/2017	12,345	11,203
8.000% due 06/01/2020	4,575	4,026
8.875% due 02/15/2011	730	723

Cablevision Systems Corp.
4.569% due 03/30/2013	6	6

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,430

Cincinnati Bell, Inc.
7.000% due 02/15/2015	1,530	1,293
7.250% due 07/15/2013	5,510	4,986

CMS Energy Corp.
3.741% due 01/15/2013	5,500	4,867

Edison Mission Energy
7.000% due 05/15/2017	4,000	3,620
7.200% due 05/15/2019	1,670	1,478
7.750% due 06/15/2016	5,620	5,311

Energy Future Holdings Corp.
10.875% due 11/01/2017	115,430	104,753
11.250% due 11/01/2017 (b)	4,400	3,740

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,235
6.625% due 03/15/2015	2,045	1,708
7.000% due 11/01/2025	1,650	1,015
7.125% due 03/15/2019	38,045	30,436
7.450% due 07/01/2035	5,460	3,358
7.875% due 01/15/2027	1,875	1,416
9.000% due 08/15/2031	22,010	16,948
9.250% due 05/15/2011	675	678

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	5,865	1,144
9.750% due 05/01/2013	24,985	5,122

Homer City Funding LLC
8.734% due 10/01/2026	11,692	11,925

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,594

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	32,120	27,784

Knight, Inc.
5.150% due 03/01/2015	2,718	2,317
6.500% due 09/01/2012	7,852	7,440

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	17,720	16,657

Midwest Generation LLC
8.560% due 01/02/2016	63,758	65,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NGPL Pipe Co. LLC
7.119% due 12/15/2017	$25,610	$24,331

NRG Energy, Inc.
7.250% due 02/01/2014	18,245	16,968
7.375% due 02/01/2016	66,635	60,138
7.375% due 01/15/2017	27,170	24,793

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	820

PetroHawk Energy Corp.
7.875% due 06/01/2015	1,800	1,575

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	48,527

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	10,933	10,277
7.900% due 08/15/2010	4,430	4,308

Qwest Corp.
6.069% due 06/15/2013	4,915	4,202
7.200% due 11/10/2026	9,976	7,382
7.500% due 06/15/2023	12,355	9,760
8.875% due 03/15/2012	16,955	16,701

Reliant Energy, Inc.
6.750% due 12/15/2014	51,624	44,397

Sierra Pacific Resources
6.750% due 08/15/2017	5,905	5,424
7.803% due 06/15/2012	13,825	14,034

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,546
6.900% due 05/01/2019	34,610	26,869
7.625% due 01/30/2011	5,150	4,689
8.750% due 03/15/2032	24,800	19,385

Sprint Nextel Corp.
6.000% due 12/01/2016	22,410	17,282

Telesat Canada
11.000% due 11/01/2015	10,900	8,774
12.500% due 11/01/2017	6,200	5,177

Tenaska Alabama Partners LP
7.000% due 06/30/2021	19,341	17,521

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	37,995	34,480
10.500% due 11/01/2016 (b)	3,180	2,711

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	30,909	28,745

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	3,206

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	3,046	3,228

		834,401

Total Corporate Bonds & Notes (Cost $5,866,949)		4,890,875

CONVERTIBLE BONDS & NOTES 1.8%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	11,950	5,870

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	913

Chesapeake Energy Corp.
2.250% due 12/15/2038	18,500	12,811
2.500% due 05/15/2037	10,425	10,021

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,668

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,880

Deutsche Bank AG
0.000% due 10/24/2008	4,525	1,838
0.450% due 08/31/2012	8,000	9,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.700% due 10/15/2012	$7,200	$6,133

Mylan, Inc.
1.250% due 03/15/2012	12,175	9,420

Nortel Networks Corp.
1.750% due 04/15/2012	3,500	1,803
2.125% due 04/15/2014	11,900	5,757

NovaMed, Inc.
1.000% due 06/15/2012	200	173

Prudential Financial, Inc.
1.189% due 12/15/2037	16,550	15,704

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	12,187

Total Convertible Bonds & Notes (Cost $143,994)		111,626

MUNICIPAL BONDS & NOTES 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	168

Total Municipal Bonds & Notes (Cost $278)		168

U.S. GOVERNMENT AGENCIES 21.6%

Fannie Mae
5.000% due 10/01/2033 - 11/01/2038	577,017	561,252
5.500% due 09/01/2017 - 10/01/2038	689,453	686,761
5.500% due 02/01/2038 (g)	62,659	62,552

Freddie Mac
5.000% due 12/14/2018	9,300	8,758
5.500% due 10/01/2038	40,000	39,744

Ginnie Mae
6.000% due 10/01/2038	10,000	10,136

Total U.S. Government Agencies (Cost $1,362,373)		1,369,203

MORTGAGE-BACKED SECURITIES 3.4%

American Home Mortgage Assets
3.397% due 05/25/2046	3,565	2,301
3.397% due 09/25/2046	1,530	938
3.417% due 10/25/2046	4,620	1,802
3.555% due 02/25/2047	1,611	810
3.775% due 11/25/2046	26,094	13,136
6.250% due 06/25/2037	11,246	6,874

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,410	961

Banc of America Funding Corp.
5.357% due 11/20/2035	642	602

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	618	538

BCAP LLC Trust
3.377% due 01/25/2037	2,320	1,432

Bear Stearns Adjustable Rate Mortgage Trust
5.010% due 01/25/2035	482	431
5.474% due 05/25/2047	3,812	3,211
5.732% due 02/25/2036	546	417

Bear Stearns Alt-A Trust
3.427% due 12/25/2046	371	113

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,611	1,380

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	399	379

See Accompanying Notes	Semiannual Report	September 30, 2008	41

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.666% due 07/25/2046	$1,163	$903
6.014% due 09/25/2037	7,519	5,259

Countrywide Alternative Loan Trust
3.377% due 01/25/2037	700	322
3.382% due 12/20/2046	8,180	4,988
3.397% due 09/25/2046	3,129	1,735
3.398% due 07/20/2046	3,843	2,372
3.417% due 07/25/2046	693	440
3.437% due 08/25/2046	1,318	543
3.457% due 09/25/2046	700	263
3.457% due 10/25/2046	505	214
3.467% due 06/25/2035	370	235
3.477% due 05/25/2036	558	229
3.537% due 11/20/2035	1,623	1,039
3.577% due 02/25/2037	32,222	14,348
3.855% due 12/25/2035	2,059	1,258
3.977% due 11/25/2035	828	541
5.417% due 10/25/2035	490	423
5.750% due 03/25/2037	500	344
5.898% due 02/25/2037	3,173	2,215
6.000% due 11/25/2036	2,856	2,037
6.500% due 11/25/2037	1,393	943

Countrywide Home Loan Mortgage Pass-Through Trust
3.507% due 04/25/2046	737	303
5.431% due 02/25/2047	603	395
5.547% due 04/20/2036	563	453
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	579	410
6.092% due 09/25/2047	836	649

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	476	311
5.869% due 10/25/2036	700	455
5.886% due 10/25/2036	700	454

Downey Savings & Loan Association Mortgage Loan Trust
3.350% due 07/19/2045	523	255

Greenpoint Mortgage Funding Trust
3.407% due 10/25/2046	800	330
3.407% due 12/25/2046	600	219
3.417% due 10/25/2046	800	200
3.477% due 09/25/2035	732	306

GSR Mortgage Loan Trust
3.467% due 08/25/2046	638	192
5.178% due 01/25/2036	1,703	1,496

Harborview Mortgage Loan Trust
3.210% due 07/19/2046	3,114	1,942
3.230% due 09/19/2046	1,722	1,047
3.378% due 08/21/2036	830	511
3.705% due 12/19/2036	4,449	2,451
5.750% due 08/19/2036	6,711	4,604
5.903% due 08/19/2036	799	538

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,356	735

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	700	453

Indymac Index Mortgage Loan Trust
3.397% due 09/25/2046	2,360	1,436
3.407% due 06/25/2047	1,428	868
3.417% due 05/25/2046	497	303
3.447% due 07/25/2035	483	316
3.477% due 06/25/2037	761	320
5.369% due 01/25/2036	478	374
5.425% due 09/25/2035	514	350
5.490% due 10/25/2035	484	328
5.647% due 11/25/2035	18,837	13,231
5.975% due 06/25/2036	700	512

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	4,342	3,399

Luminent Mortgage Trust
3.377% due 12/25/2036	1,810	1,106
3.387% due 12/25/2036	1,021	644
3.407% due 10/25/2046	801	497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	$1,115	$705
3.507% due 05/25/2047	800	278
3.547% due 05/25/2047	600	215

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,510	1,080

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	808	798

Morgan Stanley Capital I
5.544% due 11/12/2049	700	541
5.692% due 04/15/2049	1,100	937

Morgan Stanley Mortgage Loan Trust
3.517% due 01/25/2034	151	107
5.417% due 06/25/2036	589	505

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	461

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	10,783	6,764
3.437% due 05/25/2037	957	327
3.457% due 08/25/2037	1,086	593
3.537% due 03/25/2037	13,067	7,129
5.665% due 09/25/2035	537	419
6.500% due 07/25/2037	21,596	12,898

Residential Asset Securitization Trust
3.657% due 12/25/2036	1,711	935
6.250% due 10/25/2036	1,900	1,057
6.500% due 08/25/2036	2,400	1,324

Sequoia Mortgage Trust
5.765% due 01/20/2047	742	639

Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	800	741

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	317
5.375% due 11/25/2035	493	355
5.429% due 09/25/2036	700	590
6.000% due 10/25/2037	611	403

Structured Asset Mortgage Investments, Inc.
3.387% due 09/25/2047	6,184	3,839
3.397% due 07/25/2046	4,058	2,506
3.417% due 05/25/2046	2,746	1,688
3.427% due 05/25/2046	1,349	831
3.427% due 09/25/2047	46,379	12,794
3.467% due 05/25/2046	661	277
3.507% due 08/25/2036	900	319

Suntrust Alternative Loan Trust
3.557% due 04/25/2036	10,676	5,737

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	433

WaMu Mortgage Pass-Through Certificates
2.990% due 11/25/2034	1,281	813
3.427% due 07/25/2046	643	504
3.555% due 02/25/2047	4,259	2,243
3.555% due 03/25/2047	3,446	1,816
3.595% due 01/25/2047	1,786	972
3.615% due 04/25/2047	2,631	1,522
3.617% due 11/25/2045	600	247
3.617% due 12/25/2045	600	252
3.665% due 07/25/2047	910	525
3.675% due 12/25/2046	1,626	862
3.948% due 01/25/2047	500	337
4.489% due 09/25/2033	1,002	969
5.342% due 01/25/2037	1,252	995
5.468% due 02/25/2037	4,563	3,838
5.542% due 04/25/2037	933	695
5.609% due 12/25/2036	919	658
5.613% due 12/25/2036	2,551	2,003
5.668% due 05/25/2037	1,874	1,697
5.711% due 02/25/2037	2,263	1,671
5.868% due 02/25/2037	2,674	2,258
5.931% due 09/25/2036	1,283	999

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.615% due 04/25/2047		$930	$421
3.825% due 05/25/2046		955	556

Wells Fargo Mortgage-Backed Securities Trust
5.594% due 07/25/2036		1,687	1,363

Total Mortgage-Backed Securities (Cost $225,399)			215,554

ASSET-BACKED SECURITIES 1.3%

Carrington Mortgage Loan Trust
3.327% due 02/25/2037		2,277	2,177

Credit-Based Asset Servicing & Securitization LLC
3.317% due 04/25/2036		3,836	3,726

Ford Credit Auto Owner Trust
3.908% due 06/15/2012		10,600	10,332

Franklin Auto Trust
4.768% due 06/20/2012		2,975	2,957

GSAA Trust
3.507% due 05/25/2047		700	270

GSAMP Trust
2.592% due 03/25/2047		2,440	2,288
3.277% due 12/25/2036		705	650

Lehman XS Trust
3.427% due 04/25/2046		560	312
3.437% due 06/25/2046		715	295
3.437% due 08/25/2046		652	289
3.447% due 09/25/2046		803	326
3.447% due 11/25/2046		769	313

Massachusetts State Educational Financing Authority
2.864% due 10/25/2038		4,000	3,682

MASTR Asset-Backed Securities Trust
3.417% due 11/25/2036		3,200	1,289

Merrill Lynch First Franklin Mortgage Loan Trust
3.327% due 07/25/2037		21,300	13,447

Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		600	238
3.567% due 04/25/2037		800	404
5.750% due 04/25/2037		567	470
6.000% due 07/25/2047		579	385

Novastar Home Equity Loan
3.307% due 03/25/2037		4,408	4,140

RAAC Series 2007-SP2
3.607% due 06/25/2047		700	438

Residential Asset Securities Corp.
3.317% due 04/25/2037		2,572	2,379

Structured Asset Securities Corp.
3.357% due 05/25/2037		13,309	12,021
3.507% due 06/25/2035		26,302	17,663

Total Asset-Backed Securities (Cost $80,590)			80,491

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

Amadeus Global Travel Distribution S.A.
6.515% due 07/01/2013	EUR	446	514
7.015% due 07/01/2014		446	517
7.090% due 04/08/2013		5,188	5,980
7.590% due 04/08/2014		5,188	6,007

American International Group, Inc.
5.112% due 04/26/2011		5,500	4,707

Bombardier, Inc.
7.250% due 11/15/2016		13,225	16,803

Credit Agricole S.A.
4.130% due 11/29/2049		2,800	2,703

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Motors Corp.
8.375% due 07/05/2033	EUR	5,000	$2,710

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	9,106

Lighthouse International Co. S.A.
8.000% due 04/30/2014		15,975	13,719

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	4,133

Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013		3,385	4,414
6.636% due 11/30/2014		6,250	8,203
8.250% due 05/01/2016		18,275	21,611

OI European Group BV
6.875% due 03/31/2017		3,725	4,510

Prosieben Media AG
6.845% due 05/09/2015		4,000	4,221

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	12,683

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	5,866	9,272

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	16,835

Telenet Bidco
7.892% due 08/01/2015		20,000	26,203

Unitymedia GmbH
8.750% due 02/15/2015		1,000	1,221

Unitymedia Hessen GmbH & Co. KG
7.836% due 04/15/2013		700	877

UPC Broadband Holding BV
6.513% due 12/31/2014		13,916	15,945
7.008% due 12/31/2014		5,500	6,302

UPC Holding BV
7.750% due 01/15/2014		8,025	9,179
8.625% due 01/15/2014		14,550	17,104

Virgin Media Finance PLC
8.750% due 04/15/2014		4,000	4,350

Total Foreign Currency-Denominated Issues (Cost $266,896)			229,829

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (c)	40,570	$1,201

Reliant Energy, Inc. (c)	46,518	342

U.S. Airways Group, Inc. ‘A’	12,224	0

Total Common Stocks (Cost $1,824)		1,543

CONVERTIBLE PREFERRED STOCKS 1.2%

American International Group, Inc.
8.500% due 08/01/2011	102,200	878

Bank of America Corp.
7.250% due 12/31/2049	50,650	42,305

Citigroup, Inc.
6.500% due 12/31/2049	136,550	5,633

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	83,800	6,976

General Motors Corp.
5.250% due 03/06/2032	1,414,035	12,903

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	5

Wachovia Corp.
7.500% due 12/31/2049	26,300	10,323

Total Convertible Preferred Stocks (Cost $123,396)		79,023

PREFERRED STOCKS 0.1%

Lehman Brothers Holdings, Inc.
3.327% due 05/30/2009 (a)	90,320	1,835

Merrill Lynch & Co., Inc.
3.327% due 05/20/2009	97,328	2,280

Total Preferred Stocks (Cost $9,277)		4,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.0%

CERTIFICATES OF DEPOSIT 0.2%

UBS AG
3.066% due 03/17/2009	$7,700	$7,700

Unicredito Italiano NY
3.088% due 05/15/2009	4,950	4,950

		12,650

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.100% due 10/01/2008	4,560	4,560
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.380% due 10/14/2008 valued at $4,652. Repurchase proceeds are $4,560.)
1.000% due 10/01/2008	10,600	10,600
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $10,817. Repurchase proceeds are $10,600.)

		15,160

U.S. TREASURY BILLS 3.6%
1.205% due 10/16/2008 - 12/26/2008 (d)(e)(f)	228,250	226,609

Total Short-Term Instruments (Cost $255,506)		254,419

PURCHASED OPTIONS (j) 1.3%
(Cost $47,088)		80,528

Total Investments 121.7% (Cost $8,860,317)		$7,713,156

Written Options (k) (1.1%) (Premiums $46,337)		(72,360)

Other Assets and Liabilities (Net) (20.6%)		(1,302,293)

Net Assets 100.0%		$6,338,503

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Non-income producing security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $4,724 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $215,552 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $50,000 at a weighted average interest rate of 3.000%. On September 30, 2008, securities valued at $54,151 were pledged as collateral for reverse repurchase agreements.
(h)	Cash of $19,999 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	865	$(337)
90-Day Eurodollar June Futures	Long	06/2009	3,540	4,545
90-Day Eurodollar March Futures	Long	03/2009	5,236	3,285
90-Day Eurodollar September Futures	Long	09/2009	3,143	3,191
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	4,199
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	2,219	4,885
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	202	573

				$20,341

See Accompanying Notes	Semiannual Report	September 30, 2008	43

Schedule of Investments  High Yield Fund  (Cont.)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bombardier, Inc. 6.750% due 05/01/2012	(1.950%)	06/20/2012	RBS	1.827%	$6,000	$(28)	$0	$(28)
Chesapeake Energy Corp. 6.875% due 01/15/2016	(2.210%)	06/20/2017	RBS	3.621%	4,300	358	0	358
CMS Energy Corp. 6.875% due 12/15/2015	(1.550%)	03/20/2013	CSFB	2.030%	4,975	88	0	88
Flextronics International Ltd. 6.500% due 05/15/2013	(3.250%)	06/20/2013	GSC	3.546%	5,000	56	0	56
Ford Motor Co. 7.450% due 07/16/2031	(2.850%)	12/20/2008	MLP	10.419%	18,000	292	0	292
Gap, Inc. 10.050% due 12/15/2008	(1.020%)	09/20/2013	GSC	0.948%	10,000	(44)	0	(44)
HCA, Inc. 8.750% due 09/01/2010	(3.730%)	09/01/2010	BOA	3.600%	5,500	(29)	0	(29)
JPMorgan Chase & Co. 4.750% due 03/01/2015	(1.500%)	12/20/2018	DUB	1.400%	10,000	(76)	0	(76)
Knight, Inc. 6.500% due 09/01/2012	(1.470%)	09/20/2012	RBS	1.578%	5,000	18	0	18
RadioShack Corp. 7.375% due 05/15/2011	(2.050%)	09/20/2013	CSFB	1.767%	3,000	(38)	0	(38)
Teco Finance, Inc. 6.572% due 11/01/2017	(1.260%)	12/20/2017	RBS	1.934%	5,650	262	0	262
Tenet Healthcare Corp. 7.375% due 02/01/2013	(1.150%)	03/20/2009	UBS	2.686%	500	3	0	3
Univision Communications, Inc. 9.750% due 03/15/2015	(5.000%)	06/20/2009	CITI	13.787%	6,000	347	210	137
Williams Cos., Inc. 6.375% due 10/01/2010	(0.770%)	10/01/2010	CITI	0.788%	5,000	1	0	1
Windstream Corp. 8.125% due 08/01/2013	(2.780%)	09/20/2013	BOA	3.142%	5,000	71	0	71

						$1,281	$210	$1,071

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ARAMARK Corp. 8.500% due 02/01/2015	4.500%	09/20/2013	GSC	4.997%	$11,500	$(209)	$0	$(209)
Biomet, Inc. 0.000% due 09/25/2013	3.550%	03/20/2013	MSC	3.572%	1,500	0	0	0
Celestica, Inc. 7.625% due 07/01/2013	4.350%	09/20/2013	CITI	4.493%	950	(4)	0	(4)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.050%	06/20/2013	RBS	3.437%	7,500	(405)	0	(405)
Chrysler Financial 9.360% due 08/03/2012	5.250%	09/20/2012	DUB	20.000%	3,500	(685)	0	(685)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	24,700	(646)	0	(646)
CSC Holdings, Inc. 0.000% due 05/02/2012	3.650%	03/20/2013	MSC	3.345%	1,500	17	0	17
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	1,000	(89)	0	(89)
CSC Holdings, Inc. 7.625% due 07/15/2018	2.080%	06/20/2012	MLP	4.909%	5,500	(480)	0	(480)
Dynegy Holdings, Inc. 8.375% due 05/01/2016	4.550%	09/20/2013	CITI	6.657%	625	(48)	0	(48)
El Paso Corp. 6.875% due 06/15/2014	2.550%	09/20/2013	CITI	3.191%	7,000	(177)	0	(177)
Ford Motor Co. 6.500% due 08/01/2018	5.000%	12/20/2008	MSC	10.419%	18,000	(195)	(270)	75
Ford Motor Co. 7.450% due 07/16/2031	4.850%	12/20/2010	MLP	26.136%	18,000	(5,956)	0	(5,956)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.800%	12/20/2008	CITI	24.026%	10,000	(481)	0	(481)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	1.450%	12/20/2008	CSFB	24.026%	12,000	(587)	0	(587)
Forest Oil Corp. 7.750% due 05/01/2014	2.250%	12/20/2012	CITI	3.248%	4,500	(159)	0	(159)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	5.000%	09/20/2013	CITI	10.738%	11,000	(2,006)	(1,155)	(851)
General Motors Corp. 7.125% due 07/15/2013	6.750%	12/20/2012	BOA	37.109%	3,000	(1,495)	0	(1,495)
General Motors Corp. 7.125% due 07/15/2013	5.750%	09/20/2012	CITI	37.684%	2,000	(1,028)	0	(1,028)
General Motors Corp. 7.125% due 07/15/2013	7.100%	09/20/2012	CITI	37.684%	20,000	(9,841)	0	(9,841)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	GSC	37.109%	3,000	(1,497)	0	(1,497)
General Motors Corp. 7.125% due 07/15/2013	6.700%	12/20/2012	MLP	37.109%	6,150	(3,070)	0	(3,070)
Georgia-Pacific Corp. 0.000% due 12/20/2008	3.800%	03/20/2013	MSC	3.581%	1,500	13	0	13
Georgia-Pacific LLC 7.750% due 11/15/2029	5.150%	06/20/2013	BOA	4.976%	2,800	22	0	22
Georgia-Pacific LLC 7.750% due 11/15/2029	4.550%	09/20/2013	CITI	4.997%	4,000	(64)	0	(64)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.700%	09/20/2013	CITI	4.997%	5,000	(50)	0	(50)
Georgia-Pacific LLC 7.750% due 11/15/2029	4.650%	06/20/2015	CITI	5.000%	350	(5)	0	(5)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.400%	12/20/2012	MLP	4.926%	3,000	(153)	0	(153)
Georgia-Pacific LLC 7.750% due 11/15/2029	3.600%	12/20/2012	MLP	4.926%	5,000	(221)	0	(221)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2010	BOA	65.140%	2,700	(1,342)	(621)	(721)
GMAC LLC 6.875% due 08/28/2012	7.000%	12/20/2012	BOA	47.538%	2,500	(1,215)	0	(1,215)
GMAC LLC 6.875% due 08/28/2012	5.000%	09/20/2013	BOA	44.392%	75,000	(38,398)	(19,688)	(18,710)
GMAC LLC 6.875% due 08/28/2012	1.120%	12/20/2008	CITI	92.863%	10,650	(1,928)	0	(1,928)
GMAC LLC 6.875% due 08/28/2012	6.850%	12/20/2008	DUB	92.863%	3,650	(614)	0	(614)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2012	DUB	51.671%	3,000	(1,526)	(465)	(1,061)
GMAC LLC 6.875% due 08/28/2012	6.350%	12/20/2012	DUB	47.538%	3,650	(1,803)	0	(1,803)
GMAC LLC 6.875% due 08/28/2012	6.800%	12/20/2012	GSC	47.538%	5,000	(2,442)	0	(2,442)
GMAC LLC 6.875% due 08/28/2012	2.110%	03/20/2012	JPM	51.671%	10,000	(5,410)	0	(5,410)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2010	MLP	70.461%	1,500	(698)	(146)	(552)
GMAC LLC 6.875% due 08/28/2012	6.560%	12/20/2012	MSC	47.538%	11,500	(5,652)	0	(5,652)

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	3.650%	06/20/2013	CITI	5.530%	$3,800	$(252)	$0	$(252)
HCA, Inc. 6.375% due 01/15/2015	4.650%	09/20/2013	BOA	5.839%	3,000	(132)	0	(132)
HCA, Inc. 9.125% due 11/15/2014	2.000%	09/20/2012	CITI	4.480%	4,400	(348)	0	(348)
Lyondell Chemical Co. 10.500% due 06/01/2013	2.950%	12/20/2009	MLP	11.429%	5,000	(447)	0	(447)
Nalco Co. 7.750% due 11/15/2011	4.050%	09/20/2013	CITI	4.390%	1,050	(11)	0	(11)
Nalco Co. 7.750% due 11/15/2011	4.200%	09/20/2013	UBS	4.390%	4,750	(4)	0	(4)
Nortel Networks Corp. 4.250% due 09/01/2008	5.000%	03/20/2013	CITI	19.926%	24,000	(8,743)	(3,600)	(5,143)
NRG Energy, Inc. 7.250% due 02/01/2014	4.200%	09/20/2013	GSC	5.093%	6,875	(230)	0	(230)
NRG Energy, Inc. 7.250% due 02/01/2014	4.350%	09/20/2013	GSC	5.093%	8,250	(212)	0	(212)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	3.100%	12/20/2012	CSFB	6.379%	5,000	(532)	0	(532)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	3.350%	12/20/2012	CITI	6.379%	1,100	(108)	0	(108)
Reliant Energy, Inc. 6.750% due 12/15/2014	3.850%	09/20/2013	GSC	8.087%	21,100	(3,121)	0	(3,121)
RH Donnelley Corp. 8.875% due 01/15/2016	5.000%	03/20/2009	GSC	16.247%	3,000	(145)	(270)	125
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	0.740%	03/20/2009	BCLY	6.943%	12,500	(347)	0	(347)
Russia Government International Bond 7.500% due 03/31/2030	0.760%	02/20/2009	BCLY	6.940%	21,500	(485)	0	(485)
Sanmina-SCI Corp. 8.125% due 03/01/2016	4.220%	09/20/2012	CSFB	6.074%	1,000	(58)	0	(58)
Sanmina-SCI Corp. 8.125% due 03/01/2016	6.430%	06/20/2013	MLP	6.556%	3,000	(8)	0	(8)
SLM Corp. 5.125% due 08/27/2012	1.730%	06/20/2012	BOA	18.078%	9,000	(3,047)	0	(3,047)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	7,000	209	0	209
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	BCLY	36.836%	6,400	(3,152)	(1,166)	(1,986)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	GSC	36.836%	7,625	(3,755)	(1,322)	(2,433)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	JPM	36.836%	3,000	(1,477)	(532)	(945)
Station Casinos, Inc. 6.000% due 04/01/2012	5.000%	06/20/2013	MLP	36.836%	5,900	(2,906)	(1,048)	(1,858)
Sungard Data Systems, Inc. 6.511% due 08/11/2011	3.800%	03/20/2013	MSC	4.552%	1,500	(34)	0	(34)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	11,050	(898)	0	(898)
Univision Communications, Inc. 9.750% due 03/15/2015	5.000%	06/20/2013	CITI	22.270%	6,000	(2,447)	(1,320)	(1,127)

						$(123,217)	$(31,603)	$(91,614)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	$7,200	$40	$(50)	$90
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	130,000	718	(1,156)	1,874
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	23,100	128	(254)	382
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	21,900	121	(243)	364

					$1,007	$(1,703)	$2,710

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 Index 25-35%	4.000%	12/20/2010	DUB	$3,000	$58	$0	$58
CDX.HY-9 Index 25-35%	4.530%	12/20/2010	MLP	51,800	1,584	0	1,584
CDX.HY-9 Index 25-35%	3.230%	12/20/2012	MLP	35,600	(3,728)	0	(3,728)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	9,589	83	0	83
CDX.HY-9 Index 35-100%	1.670%	12/20/2010	MLP	8,347	93	0	93
CDX.HY-10 Index 25-35%	6.520%	06/20/2013	MLP	2,000	(54)	0	(54)
CDX.IG-9 5 Year Index 30-100%	0.758%	12/20/2012	BCLY	9,000	122	0	122
CDX.IG-9 5 Year Index 30-100%	0.760%	12/20/2012	DUB	12,000	164	0	164
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	115,600	(639)	(1,618)	979

					$(2,317)	$(1,618)	$(699)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2008	45

Schedule of Investments  High Yield Fund  (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(24,478)	$(1,047)	$(23,431)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(2,283)	(325)	(1,958)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(112)	(4)	(108)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(11,951)	(368)	(11,583)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	136	168	(32)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	162	106	56
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	144	189	(45)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	6,124	716	5,408
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		51,600	555	1,152	(597)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		103,100	1,110	2,227	(1,117)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		74,800	805	602	203
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		51,600	556	1,156	(600)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		34,100	367	211	156
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		118,900	1,280	785	495
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	(181)	(183)	2
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		29,650	1,187	987	200
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		13,300	506	332	174
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		26,700	(972)	265	(1,237)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		98,600	(3,589)	135	(3,724)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,300	(229)	(80)	(149)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		78,500	(2,854)	(371)	(2,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		71,400	(2,596)	764	(3,360)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		9,700	(353)	45	(398)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		800	(36)	(74)	38
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		116,700	(5,202)	4,433	(9,635)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		5,500	(245)	84	(329)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		1,100	(49)	(90)	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		7,000	(313)	237	(550)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		800	(36)	(76)	40
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		88,600	(3,949)	1,137	(5,086)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		30,600	(1,364)	(307)	(1,057)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	GSC	EUR	9,800	(46)	(86)	40
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM		77,900	(366)	(723)	357
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		4,200	(149)	(70)	(79)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		35,600	(1,267)	(608)	(659)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	GSC	GBP	359,300	554	(619)	1,173
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS		18,300	28	(35)	63
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		79,300	(2,543)	(1,443)	(1,100)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		135,000	(567)	(2,875)	2,308
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		8,500	(36)	(182)	146
Receive	6-Month GBP-LIBOR	5.250%	09/17/2018	GSC		29,200	(908)	637	(1,545)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		37,700	(6,363)	(3,874)	(2,489)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	CITI	MXN	373,000	(109)	(1)	(108)
Pay	28-Day MXN TIIE	7.910%	05/14/2009	MSC		455,000	(132)	0	(132)

							$(59,764)	$2,927	$(62,691)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Motorola, Inc.	181,100	0.000%	$1,353	10/23/2008	MLP	$(59)
Receive	NRG Energy, Inc.	255,400	0.000%	9,376	10/23/2008	MLP	(3,110)
Receive	SandRidge Energy, Inc.	402,600	3.045%	18,669	10/23/2008	MLP	(10,888)

							$(14,057)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(j)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$28,064
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	5,067
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	10,764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	13,049
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	2,010,500	18,874	23,584

							$47,088	$80,528

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	1,023	$753	$620
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	1,023	450	1,316

				$1,203	$1,936

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	$452,000	$11,707	$23,894
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	3,600
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	233,100	6,573	10,224
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,508	11,128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	671,100	18,237	21,578

							$45,134	$70,424

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$2,330,900	$57,388
Sales	16,312	1,026,700	36,775
Closing Buys	(9,700)	(1,722,800)	(46,137)
Expirations	(4,566)	0	(1,689)
Exercised	0	0	0

Balance at 09/30/2008	2,046	$1,634,800	$46,337

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$15,012	$14,602	0.23%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,987	25,198	0.40%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 06/03/2008	12,457	12,222	0.19%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,971	9,429	0.15%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,894	5,281	0.08%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,034	3,228	0.05%

				$71,355	$69,960	1.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	10/01/2023	$800	$803	$792

See Accompanying Notes	Semiannual Report	September 30, 2008	47

Schedule of Investments  High Yield Fund  (Cont.)

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	26,230	12/2008	$0	$(1,463)	$(1,463)
Sell		BCLY	5,975	12/2008	571	0	571
Sell		CITI	9,756	12/2008	387	0	387
Buy		CSFB	54,437	12/2008	0	(326)	(326)
Buy		GSC	1,663	12/2008	0	(112)	(112)
Sell		HSBC	9,371	12/2008	312	0	312
Sell		JPM	35,864	12/2008	2,442	0	2,442
Buy		MSC	88,635	12/2008	0	(6,342)	(6,342)
Sell		MSC	24,765	12/2008	824	0	824
Buy		UBS	70,501	12/2008	0	(6,693)	(6,693)
Sell		UBS	9,117	12/2008	269	0	269
Buy	CHF	MSC	697	12/2008	0	(7)	(7)
Buy	CNY	BCLY	22,489	07/2009	0	(256)	(256)
Buy		DUB	67,956	07/2009	0	(735)	(735)
Buy		HSBC	44,594	07/2009	0	(401)	(401)
Buy		JPM	92,668	07/2009	0	(1,019)	(1,019)
Sell	EUR	BCLY	2,270	10/2008	157	0	157
Buy		CITI	179,913	10/2008	709	0	709
Sell		CITI	179,913	10/2008	0	(586)	(586)
Sell		UBS	177,643	10/2008	9,905	0	9,905
Buy	GBP	BCLY	1,649	10/2008	0	(94)	(94)
Sell		UBS	36,800	11/2008	1,269	0	1,269
Sell	INR	CITI	3,229,605	11/2008	6,414	0	6,414
Buy		DUB	504,311	11/2008	0	(1,684)	(1,684)
Buy		HSBC	1,278,177	11/2008	0	(4,307)	(4,307)
Buy		JPM	1,447,117	11/2008	0	(5,169)	(5,169)
Sell	JPY	DUB	52,730	10/2008	0	(9)	(9)
Buy	MYR	BCLY	80,035	11/2008	0	(1,359)	(1,359)
Sell		BOA	31,420	11/2008	0	(41)	(41)
Buy		DUB	54,668	11/2008	0	(955)	(955)
Buy		JPM	53,154	11/2008	0	(926)	(926)
Buy	PHP	HSBC	743,000	11/2008	0	(1,028)	(1,028)
Buy		JPM	744,700	11/2008	0	(902)	(902)
Buy		BCLY	172,400	02/2009	0	(179)	(179)
Buy		DUB	83,800	02/2009	0	(113)	(113)
Buy		HSBC	207,440	02/2009	0	(225)	(225)
Buy		JPM	292,214	02/2009	0	(232)	(232)
Sell		JPM	536,474	02/2009	0	(166)	(166)
Buy		MLP	65,500	02/2009	0	(86)	(86)
Buy		MSC	231,600	02/2009	0	(262)	(262)
Buy		RBS	64,200	02/2009	0	(86)	(86)
Buy		LEH	43,700	12/2010	0	(48)	(48)
Sell		LEH	43,700	12/2010	0	(25)	(25)
Buy	RUB	HSBC	1,795,205	11/2008	0	(3,127)	(3,127)
Sell		HSBC	1,972,389	11/2008	8,255	0	8,255
Buy		UBS	663,323	11/2008	0	(1,151)	(1,151)
Sell		UBS	175,380	11/2008	226	0	226
Buy		BCLY	365,946	05/2009	0	(1,162)	(1,162)
Buy		UBS	487,266	05/2009	0	(1,536)	(1,536)
Buy	SGD	BCLY	47,245	11/2008	0	(2,001)	(2,001)
Sell		BCLY	924	11/2008	43	0	43
Buy		CITI	20,526	11/2008	0	(775)	(775)
Buy		CSFB	3,656	11/2008	0	(156)	(156)
Sell		JPM	13,027	11/2008	38	0	38
Buy		LEH	7,390	12/2010	0	(331)	(331)
Sell		LEH	7,390	12/2010	49	0	49

					$31,870	$(46,075)	$(14,205)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$2,421	$7,582,032	$128,703	$7,713,156
Short Sales, at value	0	(792)	0	(792)
Other Financial Instruments ++	20,341	(251,446)	(2,606)	(233,711)

Total	$22,762	$7,329,794	$126,097	$7,478,653

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$110,825	$15,147	$(497)	$46	$(9,212)	$12,394	$28,703
Other Financial Instruments ++	(1,183)	0	0	665	(713)	(1,375)	(2,606)

Total	$109,642	$15,147	$(497)	$711	$(9,925)	$11,019	$126,097

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	49

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.820% due 08/03/2012	$495	$336

Ford Motor Co.
5.490% due 12/16/2013	249	165

Total Bank Loan Obligations (Cost $698)		501

CORPORATE BONDS & NOTES 17.5%

BANKING & FINANCE 6.2%

American Express Bank FSB
5.500% due 04/16/2013	250	229

American Express Co.
7.000% due 03/19/2018	325	287

American International Group, Inc.
5.850% due 01/16/2018	2,100	1,056
8.175% due 05/15/2058	1,075	172
8.250% due 08/15/2018	275	160

ANZ National International Ltd.
6.200% due 07/19/2013	175	174

Bank of America Corp.
6.000% due 09/01/2017	500	432
8.000% due 12/29/2049	3,525	2,794

Barclays Bank PLC
7.434% due 09/29/2049	100	82
7.700% due 04/29/2049	275	242

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	936
6.950% due 08/10/2012	137	139

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

Citigroup Capital XXI
8.300% due 12/21/2077	175	131

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	424
8.400% due 04/29/2049	2,325	1,585

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,711

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	255

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	55

Ford Motor Credit Co. LLC
5.625% due 10/01/2008	150	150
7.375% due 10/28/2009	60	48
7.800% due 06/01/2012	125	78
8.625% due 11/01/2010	80	57

GMAC LLC
6.750% due 12/01/2014	80	31
6.875% due 08/28/2012	600	239
8.000% due 11/01/2031	160	60

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	75	62
6.150% due 04/01/2018	50	42
6.250% due 09/01/2017	500	419
6.750% due 10/01/2037	250	167

HBOS PLC
6.750% due 05/21/2018	100	84

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	230

KRATON Polymers LLC
8.125% due 01/15/2014	50	29

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	$25	$3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	13

Merrill Lynch & Co., Inc.
5.054% due 05/12/2010	75	72
6.875% due 04/25/2018	200	177

Morgan Stanley
5.950% due 12/28/2017	300	188

NSG Holdings LLC
7.750% due 12/15/2025	125	119

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	25

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	298

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	93

SLM Corp.
2.960% due 07/26/2010	50	38

Tenneco, Inc.
8.125% due 11/15/2015	150	129

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	95

UBS AG
5.750% due 04/25/2018	100	87
5.875% due 12/20/2017	1,700	1,512

UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	77

Universal City Florida Holding Co. I & II
7.551% due 05/01/2010	65	62
8.375% due 05/01/2010	50	48

Ventas Realty LP
6.625% due 10/15/2014	20	19
6.750% due 04/01/2017	175	166
7.125% due 06/01/2015	25	25

Wachovia Corp.
7.980% due 02/28/2049	600	251

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,000	873

Wells Fargo Capital XV
9.750% due 12/29/2049	375	364

		19,345

INDUSTRIALS 8.9%

Actuant Corp.
6.875% due 06/15/2017	90	86

Allied Waste North America, Inc.
7.250% due 03/15/2015	215	207

Allison Transmission, Inc.
11.000% due 11/01/2015	170	149

American Stores Co.
8.000% due 06/01/2026	250	235

AmeriGas Partners LP
7.125% due 05/20/2016	230	207
7.250% due 05/20/2015	100	92

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	460

ARAMARK Corp.
6.301% due 02/01/2015	25	22
8.500% due 02/01/2015	175	165

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Berry Plastics Corp.
7.541% due 02/15/2015	$155	$139

Berry Plastics Holding Corp.
8.875% due 09/15/2014	75	59

Biomet, Inc.
10.000% due 10/15/2017	340	348
10.375% due 10/15/2017 (b)	50	50
11.625% due 10/15/2017	365	369

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	46

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	438

Cascades, Inc.
7.250% due 02/15/2013	25	20

Celestica, Inc.
7.875% due 07/01/2011	310	302

Charter Communications Operating LLC
8.000% due 04/30/2012	70	63
8.375% due 04/30/2014	75	67

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	94
7.250% due 12/15/2018	100	92
7.500% due 09/15/2013	50	49
7.500% due 06/15/2014	250	241

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	46

Comcast Corp.
5.900% due 03/15/2016	500	459

Community Health Systems, Inc.
8.875% due 07/15/2015	440	420

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	148

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	162

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	85	84

CSC Holdings, Inc.
6.750% due 04/15/2012	75	69
7.625% due 04/01/2011	25	24
7.625% due 07/15/2018	350	306

DaVita, Inc.
7.250% due 03/15/2015	275	263

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	522

Dex Media West LLC
8.500% due 08/15/2010	150	133
9.875% due 08/15/2013	25	15

DirecTV Holdings LLC
8.375% due 03/15/2013	180	179

Dynegy Holdings, Inc.
6.875% due 04/01/2011	50	46
7.125% due 05/15/2018	25	19
7.500% due 06/01/2015	575	489

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	982

EchoStar DBS Corp.
6.375% due 10/01/2011	25	23
7.000% due 10/01/2013	145	126
7.125% due 02/01/2016	330	266

El Paso Corp.
7.800% due 08/01/2031	325	275
8.050% due 10/15/2030	25	22

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enterprise Products Operating LP
7.034% due 01/15/2068	$50	$40
8.375% due 08/01/2066	320	297

Ferrellgas Partners LP
6.750% due 05/01/2014	100	82
8.750% due 06/15/2012	185	159

First Data Corp.
9.875% due 09/24/2015	515	405

Ford Motor Co.
9.215% due 09/15/2021	25	12

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015	50	48
8.250% due 04/01/2015	150	147
8.375% due 04/01/2017	300	296

Freescale Semiconductor, Inc.
6.694% due 12/15/2014	25	17
8.875% due 12/15/2014	75	52

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	88

General Motors Corp.
7.700% due 04/15/2016	170	68
8.250% due 07/15/2023	75	30

Georgia-Pacific LLC
7.000% due 01/15/2015	510	467
7.700% due 06/15/2015	215	198
8.000% due 01/15/2024	25	22
9.500% due 12/01/2011	25	25

Goodyear Tire & Rubber Co.
7.857% due 08/15/2011	125	122

HCA, Inc.
9.125% due 11/15/2014	250	244
9.250% due 11/15/2016	900	878

Hertz Corp.
8.875% due 01/01/2014	520	451

Ineos Group Holdings PLC
8.500% due 02/15/2016	275	150

Intergen NV
9.000% due 06/30/2017	175	176

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	454

Meritor Automotive, Inc.
6.800% due 02/15/2009	30	30

MGM Mirage
6.625% due 07/15/2015	125	88

Nalco Co.
8.875% due 11/15/2013	75	75

New Albertson’s, Inc.
7.450% due 08/01/2029	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	279

Nortel Networks Ltd.
7.041% due 07/15/2011	525	353
10.125% due 07/15/2013	25	16

NPC International, Inc.
9.500% due 05/01/2014	100	82

OPTI Canada, Inc.
8.250% due 12/15/2014	90	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,001

Quebecor Media, Inc.
7.750% due 03/15/2016	350	308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Qwest Communications International, Inc.
7.500% due 02/15/2014	$275	$239

RH Donnelley Corp.
8.875% due 01/15/2016	245	85
8.875% due 10/15/2017	375	129

SandRidge Energy, Inc.
8.000% due 06/01/2018	525	454

Sanmina-SCI Corp.
8.125% due 03/01/2016	100	86

Seagate Technology HDD Holdings
3.631% due 10/01/2009	300	288

SemGroup LP
8.750% due 11/15/2015 (a)	250	26

Sensata Technologies BV
8.000% due 05/01/2014	300	255

Service Corp. International
7.625% due 10/01/2018	75	68

Sonat, Inc.
7.625% due 07/15/2011	200	203

Station Casinos, Inc.
7.750% due 08/15/2016	175	96

Suburban Propane Partners LP
6.875% due 12/15/2013	210	187

Sungard Data Systems, Inc.
9.125% due 08/15/2013	340	308

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	441

Times Square Hotel Trust
8.528% due 08/01/2026	2,306	2,329

TRW Automotive, Inc.
7.000% due 03/15/2014	25	21
7.250% due 03/15/2017	300	238

United Airlines, Inc.
7.730% due 01/01/2012	74	73

United Rentals North America, Inc.
6.500% due 02/15/2012	190	160

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	2,990

Valero Energy Corp.
6.125% due 06/15/2017	500	469

Verso Paper Holdings LLC
9.125% due 08/01/2014	195	169

West Corp.
9.500% due 10/15/2014	220	169

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	250	246

Windstream Corp.
8.625% due 08/01/2016	425	394

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	140	120

Xerox Corp.
7.125% due 06/15/2010	75	77

XTO Energy, Inc.
6.250% due 08/01/2017	500	472

		27,658

UTILITIES 2.4%

AES Corp.
8.000% due 10/15/2017	325	295
8.000% due 06/01/2020	50	44
8.875% due 02/15/2011	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AT&T Corp.
8.000% due 11/15/2031	$250	$253

Cincinnati Bell, Inc.
7.000% due 02/15/2015	145	122

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	242

Edison Mission Energy
7.000% due 05/15/2017	75	68
7.200% due 05/15/2019	385	341
7.750% due 06/15/2016	25	24

Energy Future Holdings Corp.
10.875% due 11/01/2017	250	227
11.250% due 11/01/2017 (b)	75	64

Exelon Generation Co. LLC
6.200% due 10/01/2017	590	519

Frontier Communications Corp.
6.625% due 03/15/2015	50	42
7.125% due 03/15/2019	240	192

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	5

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	72
8.625% due 11/14/2011	25	25

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	246

Knight, Inc.
5.150% due 03/01/2015	50	43

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	113

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	95
7.768% due 12/15/2037	1,000	981

NRG Energy, Inc.
7.375% due 02/01/2016	710	641
7.375% due 01/15/2017	125	114

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	254

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	99
7.900% due 08/15/2010	50	48

Qwest Corp.
6.500% due 06/01/2017	400	322
7.875% due 09/01/2011	100	96
8.875% due 03/15/2012	150	148

Reliant Energy, Inc.
6.750% due 12/15/2014	100	86
7.875% due 06/15/2017	310	231

Sprint Capital Corp.
6.375% due 05/01/2009	50	49
6.900% due 05/01/2019	300	233
7.625% due 01/30/2011	25	23

Sprint Nextel Corp.
6.000% due 12/01/2016	160	123

Telesat Canada
11.000% due 11/01/2015	100	80

Tenaska Alabama Partners LP
7.000% due 06/30/2021	45	41

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	445
10.500% due 11/01/2016 (b)	100	85

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	160	149

		7,330

Total Corporate Bonds & Notes (Cost $64,641)		54,333

See Accompanying Notes	Semiannual Report	September 30, 2008	51

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.500% due 05/15/2037	$100	$96

Total Convertible Bonds & Notes (Cost $106)		96

U.S. GOVERNMENT AGENCIES 88.6%

Fannie Mae
2.890% due 04/25/2023	18	18
2.980% due 03/25/2022	30	29
3.030% due 09/25/2022	15	14
3.080% due 01/25/2022	91	89
3.148% due 04/18/2028 - 09/18/2031	32	32
3.198% due 09/25/2022	16	16
3.327% due 03/25/2034	35	34
3.357% due 08/25/2034	21	20
3.407% due 10/27/2037	4,000	3,684
3.557% due 11/25/2032 - 03/25/2044	112	110
3.598% due 10/25/2008	1	1
3.607% due 06/25/2029 - 08/25/2036	156	152
3.718% due 11/01/2028	860	869
3.775% due 11/25/2021	19	19
3.825% due 07/25/2021	33	33
4.075% due 08/25/2022	15	15
4.079% due 11/01/2020	83	83
4.111% due 05/01/2034	442	445
4.160% due 04/01/2017	7	7
4.168% due 07/01/2017 - 07/01/2026	194	194
4.175% due 05/25/2022	15	15
4.183% due 08/01/2026	22	22
4.197% due 03/01/2020	13	13
4.211% due 01/01/2018	86	86
4.225% due 05/25/2018 - 10/25/2020	65	64
4.238% due 03/01/2034	106	107
4.274% due 12/01/2033	211	215
4.275% due 04/25/2021 - 10/25/2021	131	130
4.278% due 10/01/2044	25	25
4.333% due 01/01/2035	715	717
4.361% due 09/01/2017 - 03/01/2033	100	100
4.375% due 08/01/2018 - 12/01/2020	59	59
4.405% due 12/01/2027	40	40
4.478% due 10/01/2040	346	345
4.499% due 08/01/2033	258	259
4.518% due 11/01/2033	165	167
4.522% due 04/01/2033	17	17
4.556% due 11/01/2034	61	62
4.575% due 01/25/2024	50	50
4.611% due 08/01/2017	28	28
4.622% due 09/01/2035	73	74
4.675% due 11/25/2021	67	66
4.687% due 01/01/2035	314	316
4.708% due 10/01/2035	538	553
4.713% due 10/01/2034	635	641
4.776% due 11/01/2018	3	3
4.780% due 07/01/2017	9	9
4.857% due 07/01/2033	72	73
4.861% due 08/01/2017	19	19
4.945% due 02/01/2032	79	78
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
5.000% due 01/01/2016 - 08/25/2033	420	376
5.005% due 07/01/2036	107	108
5.015% due 08/01/2032	45	45
5.060% due 07/01/2032 - 08/01/2032	286	292

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.065% due 05/01/2033	$69	$71
5.087% due 04/01/2018	90	92
5.095% due 07/01/2032	449	458
5.170% due 07/01/2018	12	12
5.185% due 09/01/2018	36	36
5.193% due 08/01/2032	32	33
5.220% due 05/01/2024	123	125
5.232% due 06/01/2025	5	5
5.239% due 10/01/2025	2	2
5.250% due 05/01/2032	4	4
5.257% due 01/01/2018	11	11
5.259% due 03/01/2033	368	375
5.277% due 08/01/2032	27	27
5.295% due 10/01/2017	62	63
5.296% due 09/01/2024	9	10
5.307% due 10/01/2033	20	20
5.315% due 05/01/2024	54	55
5.320% due 04/01/2033	109	110
5.375% due 07/01/2025 - 02/01/2032	235	240
5.410% due 01/01/2029	220	219
5.435% due 09/01/2031	4	4
5.454% due 03/01/2034	162	164
5.467% due 07/01/2032	692	703
5.488% due 07/01/2019	106	107
5.489% due 03/01/2038	11	11
5.500% due 07/01/2017 - 06/01/2048	38,185	38,028
5.500% due 02/01/2038 - 07/01/2038 (e)	22,495	22,453
5.510% due 09/01/2022	33	33
5.545% due 07/01/2035	44	45
5.549% due 03/01/2016	7	8
5.572% due 09/01/2017	19	19
5.593% due 02/01/2033	69	70
5.607% due 05/01/2034	75	77
5.625% due 06/01/2017	13	13
5.690% due 07/01/2025	4	4
5.717% due 01/01/2018	10	10
5.728% due 05/01/2038	348	354
5.731% due 06/01/2032	379	389
5.750% due 09/01/2016 - 09/01/2017	40	40
5.777% due 08/01/2031	312	319
5.798% due 05/01/2018	51	52
5.845% due 05/01/2028	18	18
5.850% due 08/01/2036	30	31
5.858% due 01/01/2027	17	17
5.876% due 01/01/2033	145	148
5.883% due 03/01/2036	698	707
5.887% due 04/01/2032	140	143
5.922% due 02/01/2032	50	51
5.929% due 02/01/2033	78	79
5.982% due 02/01/2033	54	54
5.995% due 10/01/2036	134	137
5.998% due 12/01/2035	44	44
6.000% due 09/01/2034 - 09/01/2038	39,636	40,198
6.000% due 11/01/2037 - 07/01/2038 (e)	86,851	87,807
6.003% due 05/01/2033	663	670
6.011% due 04/01/2024	22	22
6.041% due 05/01/2019	14	14
6.054% due 03/01/2036	75	76
6.077% due 04/01/2028	27	28
6.107% due 12/01/2034	499	505
6.108% due 02/01/2028	5	5
6.121% due 06/01/2019	23	23
6.125% due 09/01/2024	59	59
6.211% due 12/01/2035	27	27
6.234% due 12/01/2027	7	7
6.240% due 11/01/2032	36	36
6.241% due 01/01/2033	95	96
6.250% due 11/01/2032	125	128
6.251% due 11/01/2029	103	105
6.258% due 01/01/2028	5	5
6.261% due 10/01/2032	61	61

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.314% due 08/01/2036	$377	$385
6.320% due 12/01/2031	48	49
6.323% due 11/01/2029	82	84
6.359% due 12/01/2032	69	71
6.377% due 09/01/2030	129	132
6.395% due 09/01/2031	169	176
6.403% due 12/01/2032	132	135
6.500% due 06/25/2028 - 10/25/2031	659	681
6.526% due 12/01/2032	48	48
6.590% due 10/01/2025	86	87
6.611% due 04/01/2027	142	146
6.758% due 09/01/2033	36	37
6.850% due 12/18/2027	53	55
6.900% due 05/25/2023	222	232
7.000% due 07/25/2022 - 07/01/2034	1,807	1,899
7.000% due 08/01/2036 (e)	3,464	3,599
7.012% due 11/01/2033	97	99
7.075% due 01/01/2018	3	3
7.125% due 10/01/2032	283	286
7.250% due 09/01/2024	218	223
7.275% due 09/01/2032	39	39
7.500% due 07/25/2022 - 06/25/2042	516	550
7.548% due 10/01/2025	5	5
7.660% due 05/01/2015	953	1,017
8.000% due 04/25/2021 - 07/25/2022	126	131
8.600% due 08/25/2019	414	447

Freddie Mac
4.000% due 02/15/2017	186	186
4.001% due 05/01/2035	388	391
4.072% due 09/01/2033	716	727
4.159% due 07/01/2037	223	221
4.168% due 06/01/2019	29	30
4.375% due 01/01/2020	35	36
4.377% due 01/01/2035	20	21
4.478% due 07/25/2044	45	41
4.874% due 11/01/2017	43	44
4.875% due 04/01/2017	412	415
4.879% due 06/01/2033	67	67
4.884% due 08/01/2034	6	6
5.015% due 08/01/2034	275	277
5.085% due 08/01/2017	14	14
5.113% due 08/01/2030	63	64
5.125% due 07/01/2017	49	49
5.135% due 05/01/2033	63	64
5.153% due 07/01/2033	71	72
5.208% due 05/01/2019	11	11
5.229% due 09/01/2023	48	49
5.236% due 06/01/2019	71	71
5.250% due 04/01/2036	81	83
5.258% due 02/01/2036	159	162
5.327% due 09/01/2024	41	41
5.330% due 01/01/2035	423	433
5.333% due 04/01/2032	127	130
5.464% due 09/01/2034	379	389
5.482% due 09/01/2037	26	26
5.495% due 03/01/2031	165	168
5.500% due 11/15/2024 - 02/01/2038	13,055	12,999
5.523% due 09/01/2037	71	72
5.542% due 04/01/2036	110	112
5.570% due 05/01/2037	100	102
5.576% due 05/01/2029	177	180
5.624% due 07/01/2033	274	276
5.671% due 01/01/2035	338	340
5.684% due 11/01/2029	786	800
5.692% due 02/01/2018	56	56
5.702% due 06/01/2037	13	13
5.712% due 04/01/2033	8	8
5.726% due 12/01/2037	39	40
5.767% due 09/01/2037	31	32
5.781% due 02/01/2015	81	83
5.806% due 08/01/2037	28	28

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.836% due 11/01/2031	$113	$116
5.844% due 01/01/2037 - 08/01/2037	603	614
5.851% due 09/01/2033	35	36
5.872% due 08/01/2037	14	14
5.873% due 11/01/2036	18	19
5.896% due 07/01/2034	387	393
5.917% due 08/01/2036	30	31
5.940% due 02/01/2033	10	11
5.969% due 09/01/2036	24	25
5.975% due 09/01/2037	66	67
5.978% due 09/01/2032	221	224
6.000% due 03/15/2017 - 12/01/2023	2,413	2,465
6.065% due 03/01/2025	86	88
6.109% due 10/01/2026	10	10
6.112% due 08/01/2024	36	36
6.133% due 07/01/2025	135	137
6.137% due 07/01/2024	17	16
6.155% due 12/01/2034	90	92
6.179% due 05/01/2019	533	537
6.251% due 03/01/2032	892	915
6.291% due 08/01/2035	36	37
6.374% due 10/01/2035	661	665
6.446% due 01/01/2033	35	36
6.472% due 02/01/2037	110	114
6.487% due 03/01/2025	3	3
6.494% due 01/01/2033	35	36
6.500% due 11/15/2021 - 10/01/2024	545	563
6.501% due 11/01/2035	353	366
6.724% due 10/01/2032	148	150
6.750% due 01/15/2024	57	59
6.799% due 02/01/2026	134	136
6.842% due 09/01/2031	365	371
6.862% due 09/01/2037	1,728	1,767
6.867% due 09/01/2018	45	45
7.000% due 10/15/2013 - 12/01/2047	6,814	7,079
7.003% due 12/01/2033	518	524
7.033% due 11/01/2031	130	132
7.179% due 05/15/2023	79	76
7.500% due 09/01/2011 - 01/15/2023	1,419	1,479
8.500% due 06/15/2031	628	681
9.000% due 09/15/2020 - 02/15/2021	450	485
9.500% due 03/15/2020	23	23

Ginnie Mae
4.000% due 01/20/2035	14	14
4.750% due 01/20/2032 - 03/20/2032	467	469
5.000% due 10/20/2030 - 12/20/2033	285	287
5.125% due 10/20/2025 - 12/20/2026	37	37
5.250% due 02/20/2029	57	58
5.375% due 06/20/2022 - 06/20/2032	994	1,005
5.500% due 04/20/2037	54	46
5.625% due 08/20/2027 - 10/20/2029	267	270
6.100% due 06/15/2028 - 03/15/2029	2,439	2,493
6.125% due 08/20/2033	40	42
6.490% due 01/15/2028 - 01/15/2029	2,083	2,146

Small Business Administration
5.160% due 02/01/2028	2,445	2,409
5.170% due 01/01/2028	4,908	4,797
5.370% due 04/01/2028	2,000	1,982

Vendee Mortgage Trust
6.500% due 09/15/2024	312	330

Total U.S. Government Agencies (Cost $273,665)		274,341

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$309	$303
5.634% due 07/10/2046	500	446
6.186% due 06/11/2035	255	255

Banc of America Funding Corp.
4.128% due 06/20/2035	176	102
4.135% due 05/25/2035	118	62
4.625% due 02/20/2036	146	129
5.986% due 10/20/2046	1,945	1,274

Banc of America Mortgage Securities, Inc.
3.607% due 03/25/2034	202	194
3.657% due 01/25/2034	79	76
4.144% due 07/25/2034	158	155
4.709% due 04/25/2035	254	234
6.094% due 07/20/2032	58	56

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,820	1,642
4.639% due 01/25/2035	159	132
5.346% due 03/25/2035	854	735

Bear Stearns Alt-A Trust
3.367% due 06/25/2046	3,758	2,190
6.250% due 08/25/2036	2,874	1,795

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	14	14
7.000% due 05/20/2030	394	399

CC Mortgage Funding Corp.
3.337% due 05/25/2048	372	225

Citigroup Mortgage Loan Trust, Inc.
4.683% due 06/25/2035	347	303

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	418

Countrywide Alternative Loan Trust
4.165% due 07/20/2035	212	122
6.000% due 04/25/2037	2,913	1,824
6.250% due 08/25/2037	1,998	1,202
6.500% due 06/25/2036	1,597	842

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	111	72
3.477% due 03/25/2035	252	139
3.527% due 03/25/2035	297	166
5.250% due 02/20/2036	201	156
6.063% due 07/19/2033	362	355
6.566% due 02/25/2034	268	213
6.790% due 05/19/2033	254	254

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,008	728

CS First Boston Mortgage Securities Corp.
3.857% due 03/25/2034	1,392	1,234
4.940% due 12/15/2035	500	472
5.162% due 03/25/2034	277	254
5.603% due 07/15/2035	500	485
5.750% due 04/25/2033	1,325	1,237

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.357% due 02/25/2047	1,692	902

Downey Savings & Loan Association Mortgage Loan Trust
3.210% due 04/19/2048	773	294
3.430% due 11/19/2044	149	76
5.378% due 07/19/2044	100	30

First Horizon Asset Securities, Inc.
3.707% due 03/25/2018	194	194
6.203% due 03/25/2033	200	189

First Republic Mortgage Loan Trust
2.738% due 11/15/2030	128	123
2.838% due 11/15/2031	50	44

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	488

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.387% due 01/25/2037	$3,115	$1,890
3.467% due 10/25/2045	55	39

GSAA Trust
6.000% due 04/01/2034	784	773

GSR Mortgage Loan Trust
4.210% due 04/25/2032	72	60
4.539% due 09/25/2035	401	314
4.759% due 09/25/2034	235	209
4.854% due 08/25/2034	488	465
5.248% due 11/25/2035	471	405

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	540	498
3.220% due 01/19/2038	4,126	2,494
3.340% due 08/19/2045	61	41

Indymac Index Mortgage Loan Trust
6.027% due 10/25/2034	305	302

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	482

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	435
5.430% due 02/15/2040	500	421

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	500	463
3.788% due 12/21/2034	300	270
4.155% due 04/21/2034	67	60

MASTR Alternative Loans Trust
7.000% due 06/25/2034	117	105

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	197	190

Mellon Residential Funding Corp.
2.858% due 09/15/2030	254	246
2.928% due 12/15/2030	56	52

Merrill Lynch Mortgage Investors, Inc.
6.515% due 09/25/2033	53	53

MLCC Mortgage Investors, Inc.
3.480% due 01/25/2030	101	83
3.547% due 04/25/2028	114	98
3.805% due 10/25/2028	661	617
4.496% due 01/25/2029	385	382

Morgan Stanley Capital I
5.328% due 11/12/2041	580	506
5.378% due 11/14/2042	500	462

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	100	86
6.000% due 05/25/2033	61	53
7.000% due 04/25/2033	11	11

Provident Funding Mortgage Loan Trust
4.187% due 04/25/2034	198	194

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	1,872	1,174
3.537% due 04/25/2037	3,728	1,896
6.000% due 08/25/2035	2,840	2,368

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	515	533

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,703	1,919

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,437	939

Sequoia Mortgage Trust
3.538% due 07/20/2033	120	99
3.568% due 10/20/2027	46	40
3.568% due 04/20/2033	186	181
3.588% due 10/20/2027	248	238
4.088% due 12/20/2032	203	192

See Accompanying Notes	Semiannual Report	September 30, 2008	53

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
3.370% due 05/19/2035	$231	$159
3.437% due 07/25/2046	136	55
5.819% due 05/25/2045	84	71

Thornburg Mortgage Securities Trust
3.327% due 07/25/2036	2,716	2,580
3.477% due 03/25/2044	244	191
3.577% due 09/25/2044	175	168

WaMu Mortgage Pass-Through Certificates
2.900% due 10/25/2044	219	178
2.940% due 11/25/2034	223	117
3.497% due 12/25/2045	202	142
3.517% due 01/25/2045	44	30
3.747% due 12/25/2027	373	321
3.795% due 06/25/2034	55	54
3.855% due 02/25/2046	356	213
3.954% due 06/25/2033	173	169
4.055% due 11/25/2042	17	15
4.329% due 07/25/2046	1,260	936

Wells Fargo Mortgage-Backed Securities Trust
4.245% due 09/25/2034	156	137
4.261% due 12/25/2034	132	122
4.369% due 09/25/2034	239	202
4.492% due 01/25/2035	185	183
4.538% due 02/25/2035	395	339
5.500% due 12/25/2033	61	56
5.673% due 10/25/2034	287	279

Total Mortgage-Backed Securities (Cost $57,956)		52,289

ASSET-BACKED SECURITIES 7.1%

ACE Securities Corp.
6.457% due 04/25/2035	149	2

American Express Credit Account Master Trust
2.988% due 02/15/2012	40	39

Ameriquest Mortgage Securities, Inc.
6.732% due 11/25/2032	209	23
8.097% due 02/25/2033	181	19

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	69	49

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	400	377
3.557% due 09/25/2034	1,654	1,544
3.607% due 10/27/2032	79	65
3.697% due 06/25/2036	400	257
3.867% due 10/25/2032	117	103
4.207% due 08/25/2037	193	157
5.250% due 10/25/2033	1,906	1,662
5.500% due 06/25/2034	1,905	1,582

Bear Stearns Second Lien Trust
3.427% due 12/25/2036	1,392	929

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	108	103

Citibank Omni Master Trust
4.288% due 12/23/2013	2,000	1,989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Conseco Financial Corp.
6.110% due 09/01/2023	$444	$440
6.870% due 01/15/2029	473	459

Countrywide Asset-Backed Certificates
3.307% due 09/25/2047	488	460
3.547% due 12/25/2036	1,758	1,263

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	440	414

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,298

GSAA Trust
3.477% due 06/25/2035	727	452

HFC Home Equity Loan Asset-Backed Certificates
3.478% due 01/20/2034	2,040	1,768
3.988% due 11/20/2036	474	455

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	445	410
3.257% due 12/25/2036	247	230

Irwin Home Equity Corp.
3.747% due 07/25/2032	9	7

JPMorgan Mortgage Acquisition Corp.
3.257% due 10/25/2036	434	411

Morgan Stanley ABS Capital I
3.387% due 01/25/2036	894	838
4.287% due 12/27/2032	268	229

New Century Home Equity Loan Trust
3.577% due 08/25/2034	57	46

RAAC Series 2007-SP3
4.407% due 09/25/2047	1,953	1,572

Renaissance Home Equity Loan Trust
3.707% due 12/25/2033	261	218

SBI HELOC Trust
3.377% due 08/25/2036	151	147

Soundview Home Equity Loan Trust
4.007% due 10/25/2037	384	373

Specialty Underwriting & Residential Finance
3.457% due 09/25/2036	1,019	890

Structured Asset Securities Corp.
4.900% due 04/25/2035	1,056	699

TABS Ltd.
3.887% due 02/12/2047	280	11

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	72	71

Total Asset-Backed Securities (Cost $23,599)		22,061

SOVEREIGN ISSUES 1.6%

Ukraine Government International Bond
6.450% due 08/05/2009	5,000	4,800

Total Sovereign Issues (Cost $5,057)		4,800

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%

Japanese Government CPI Linked Bond
1.154% due 02/28/2016	JPY	7,320	$68

Total Foreign Currency-Denominated Issues (Cost $62)			68

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	5

Bank of America Corp.
7.250% due 12/31/2049		315	263

Citigroup, Inc.
6.500% due 12/31/2049		100	4

General Motors Corp.
5.250% due 03/06/2032		2,000	18

Wachovia Corp.
7.500% due 12/31/2049		100	39

Total Convertible Preferred Stocks (Cost $489)			329

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 0.5%

Federal Home Loan Bank
2.270% due 10/01/2008		$1,500	1,500

REPURCHASE AGREEMENTS 4.4%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008		13,500	13,500

(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $13,789. Repurchase proceeds are $13,500.)

U.S. TREASURY BILLS 3.8%
1.407% due 11/28/2008 - 12/26/2008 (c)(d)		12,000	11,908

Total Short-Term Instruments (Cost $26,966)			26,908

Total Investments 140.7% (Cost $453,239) $			435,726

Written Options (h) (0.0%) (Premiums $4)			(8)

Other Assets and Liabilities (Net) (40.7%)			(126,056)

Net Assets 100.0%			$309,662

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $11,908 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $70,919 at a weighted average interest rate of 2.416%. On September 30, 2008, securities valued at $112,456 were pledged as collateral for reverse repurchase agreements.

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(f)	Cash of $128 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/2008	64	$(106)

(g)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	(5.000%)	06/25/2035	BOA	$2,500	$2,055	$0	$2,055

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 1.750% due 06/25/2035	5.500%	06/25/2035	JPM	$2,500	$(2,039)	$0	$(2,039)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(3.000%)	12/20/2017	GSC	1.400%	$1,000	$(113)	$0	$(113)
Bear Stearns Cos., Inc. 6.950% due 08/10/2012	(4.050%)	09/20/2012	CITI	1.357%	137	(14)	0	(14)

						$(127)	$0	$(127)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	DUB	14.972%	$3,000	$(1,001)	$0	$(1,001)
Community Health Systems, Inc. 8.875% due 07/15/2015	4.570%	09/20/2013	GSC	5.276%	50	(1)	0	(1)
CSC Holdings, Inc. 7.625% due 04/01/2011	2.010%	06/20/2012	MSC	4.909%	50	(5)	0	(5)
Freddie Mac 5.080% due 02/07/2019	0.670%	12/20/2012	MSC	Defaulted	1,000	(25)	0	(25)
Georgia-Pacific LLC 7.750% due 11/15/2029	2.220%	09/20/2012	CITI	4.896%	50	(4)	0	(4)
JSC Gazprom 8.625% due 04/28/2034	1.380%	12/20/2008	MSC	3.467%	3,000	(2)	0	(2)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	DUB	19.698%	2,000	(143)	0	(143)
Sprint Nextel Corp. 6.000% due 12/01/2016	7.150%	06/20/2009	BCLY	3.229%	100	3	0	3
Sungard Data Systems, Inc. 9.125% due 08/15/2013	4.500%	09/20/2013	DUB	6.739%	75	(6)	0	(6)

						$(1,184)	$0	$(1,184)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$500	$3	$(5)	$8
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	100	1	(1)	2
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	100	0	(1)	1

					$4	$(7)	$11

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	0.540%	07/25/2045	CSFB	$4,000	$(3,058)	$(1,740)	$(1,318)
ABX.HE AA 06-2 Index	0.170%	05/25/2046	BEAR	2,000	(1,530)	(840)	(690)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	BEAR	3,000	(2,632)	(1,830)	(802)
ABX.HE AA 07-1 Index	0.150%	08/25/2037	CSFB	11,000	(9,651)	(8,320)	(1,331)
ABX.HE AA 07-2 Index	1.920%	01/25/2038	BEAR	3,000	(2,612)	(1,860)	(752)

See Accompanying Notes	Semiannual Report	September 30, 2008	55

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CSFB	$4,659	$(382)	$(336)	$(46)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	4,659	(383)	(625)	242
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	MSC	2,427	(200)	(180)	(20)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	1,000	(19)	9	(28)
CDX.EM-9 Index	2.650%	06/20/2013	JPM	7,000	(135)	63	(198)
CDX.HY-9 Index 35-100%	1.550%	12/20/2010	MLP	50	0	0	0
CDX.HY-9 Index 35-100%	1.140%	12/20/2012	MLP	1,987	(61)	0	(61)
CDX.HY-9 Index 35-100%	1.443%	12/20/2012	MLP	9,936	(204)	0	(204)
CDX.IG-9 5 Year Index 15-30%	0.560%	12/20/2012	DUB	10,000	(125)	0	(125)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	2,100	(10)	18	(28)
CDX.IG-10 5 Year Index	1.550%	06/20/2013	MSC	10,100	(56)	79	(135)

					$(21,058)	$(15,562)	$(5,496)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		$300	$2	$6	$(4)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,500	38	38	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		300	3	6	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		1,400	15	9	6
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		13,500	146	82	64
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		7,700	(45)	(64)	19
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		6,900	(41)	(129)	88
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		33,900	(200)	(728)	528
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		4,000	24	50	(26)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	GSC		160	6	5	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		22,700	864	1,166	(302)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(61)	(22)	(39)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		2,300	(84)	4	(88)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		400	(14)	5	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		300	(11)	(2)	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500	(22)	19	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,200	(53)	19	(72)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		300	(13)	2	(15)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC	GBP	200	(34)	(21)	(13)

							$520	$445	$75

(h)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	4	$2	$3
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	4	2	5

				$4	$8

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	98	68
Closing Buys	(37)	(16)
Expirations	(53)	(48)
Exercised	0	0

Balance at 09/30/2008	8	$4

(i)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
U.S. Treasury Notes	4.125%	05/15/2015	$31,500	$33,352	$33,751

(6)	Market value includes $508 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	JPY	DUB	10,000	10/2008	$0	$(2)	$(2)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$4	$434,982	$740	$435,726
Short Sales, at value	0	(33,243)	0	(33,243)
Other Financial Instruments ++	(106)	(6,715)	(200)	(7,021)

Total	$(102)	$395,024	$540	$395,462

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$33,324	$251	$(1)	$3	$(397)	$(32,440)	$740
Other Financial Instruments ++	0	0	0	0	0	(200)	(200)

Total	$33,324	$251	$(1)	$3	$(397)	$(32,640)	$540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	57

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.820% due 08/03/2012	$47,520	$32,278

Idearc, Inc.
4.470% due 11/17/2014	1,564	924
4.800% due 11/17/2014	35,009	20,690

Total Bank Loan Obligations (Cost $82,257)		53,892

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 26.5%

AIG Matched Funding Corp.
2.110% due 10/06/2008	15,800	15,794

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,915

American Express Bank FSB
3.248% due 10/20/2009	23,800	23,322
5.500% due 04/16/2013	20,600	18,872

American Express Credit Corp.
2.547% due 11/09/2009	32,600	30,832

American International Group, Inc.
2.895% due 10/18/2011	1,500	891
4.950% due 03/20/2012	4,700	2,901
5.375% due 10/18/2011	600	383
5.850% due 01/16/2018	500	251
8.250% due 08/15/2018	14,500	8,436

ANZ National International Ltd.
2.842% due 08/07/2009	5,700	5,686
6.200% due 07/19/2013	17,600	17,487

Bank of America Corp.
2.918% due 11/06/2009	3,200	3,130
3.889% due 09/25/2009	61,900	60,712
8.000% due 12/29/2049	188,900	149,718
8.125% due 12/29/2049	11,400	9,225

Bank of America N.A.
2.819% due 06/12/2009	12,000	11,943

Bank of Ireland
3.072% due 12/19/2008	4,100	4,094

Bank of New York Mellon Corp.
3.194% due 02/05/2010	63,300	61,944

Bear Stearns Cos. LLC
2.901% due 08/21/2009	9,200	9,109
2.927% due 05/18/2010	64,800	63,509
3.186% due 07/19/2010	32,030	31,405
3.852% due 03/30/2009	22,600	22,487
4.500% due 10/28/2010	12,000	11,662
6.400% due 10/02/2017	59,100	55,285
6.950% due 08/10/2012	74,890	75,718

Calabash Re Ltd.
11.219% due 01/08/2010	4,700	4,760
13.719% due 01/08/2010	4,500	4,649

Capital One Financial Corp.
3.097% due 09/10/2009	100,770	94,033

Caterpillar Financial Services Corp.
2.865% due 10/28/2008	1,800	1,799

CIT Group, Inc.
2.925% due 06/08/2009	1,350	1,155
2.927% due 08/17/2009	48,100	38,708
3.212% due 12/19/2008	31,200	30,843

Citigroup Funding, Inc.
2.805% due 12/08/2008	23,100	22,990
3.190% due 04/23/2009	76,520	75,261
3.476% due 06/26/2009	17,975	17,558

Citigroup, Inc.
3.799% due 12/28/2009	22,100	21,392
5.100% due 09/29/2011	1,500	1,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.125% due 02/14/2011	$27,165	$25,376
5.500% due 04/11/2013	48,200	42,112
8.400% due 04/29/2049	9,000	6,137

Countrywide Financial Corp.
2.931% due 01/05/2009	13,000	12,826

Credit Agricole S.A.
2.809% due 05/28/2009	17,600	17,530
2.859% due 05/28/2010	24,400	24,198

DnB NOR Bank ASA
2.858% due 10/13/2009	18,900	18,874

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	6,018	150

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	1,915
5.800% due 01/12/2009	3,600	3,418
7.250% due 10/25/2011	900	573
7.375% due 10/28/2009	13,000	10,454
7.375% due 02/01/2011	600	399
7.875% due 06/15/2010	1,700	1,298
8.625% due 11/01/2010	1,000	710

General Electric Capital Corp.
2.831% due 01/05/2009	3,000	2,993
2.849% due 03/12/2010	12,400	12,238
2.851% due 10/06/2010	2,000	1,969
2.856% due 01/20/2010	35,200	34,959
3.251% due 02/01/2011	24,300	24,056
3.334% due 06/20/2014	10,000	9,120

GMAC LLC
6.000% due 12/15/2011	3,500	1,558

Goldman Sachs Group, Inc.
2.892% due 11/10/2008	31,800	31,573
3.129% due 07/23/2009	600	569
3.294% due 12/22/2008	36,400	35,883
3.300% due 06/23/2009	14,200	13,500
3.812% due 03/30/2009	20,800	20,024

HSBC Bank USA N.A.
2.957% due 06/10/2009	9,200	9,153

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	18,539

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	827

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	12,252

ICICI Bank Ltd.
3.328% due 01/12/2010	32,200	31,283

International Lease Finance Corp.
3.031% due 05/24/2010	8,950	7,174

JPMorgan Chase & Co.
3.526% due 06/26/2009	1,000	999

KeyBank N.A.
5.061% due 06/02/2010	42,400	42,213

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,417
2.881% due 10/22/2008 (a)	29,970	3,896
2.911% due 08/21/2009 (a)	38,000	4,940
2.951% due 05/25/2010 (a)	1,400	182
3.052% due 11/10/2009 (a)	15,000	1,950
5.625% due 01/24/2013 (a)	5,300	689

Longpoint Re Ltd.
8.069% due 05/08/2010	8,500	8,650

Merrill Lynch & Co., Inc.
2.839% due 10/23/2008	25,500	25,485
2.893% due 12/04/2009	21,000	19,978
2.894% due 08/14/2009	23,000	22,186
3.000% due 07/25/2011	32,700	28,273
4.610% due 05/20/2009	110,400	107,791

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Metropolitan Life Global Funding I
5.125% due 04/10/2013	$123,100	$119,707

Morgan Stanley
2.881% due 01/15/2010	30,900	23,836
2.912% due 02/09/2009	33,200	28,936
3.228% due 11/21/2008	16,460	16,241
4.904% due 05/14/2010	28,500	20,815

Mystic Re Ltd.
9.111% due 12/05/2008	26,900	26,892
12.811% due 06/07/2011	6,400	6,542

National Australia Bank Ltd.
2.858% due 09/11/2009	23,500	23,443
3.252% due 02/08/2010	109,600	109,513

Osiris Capital PLC
5.641% due 01/15/2010	11,000	10,910

Pacific Life Global Funding
5.150% due 04/15/2013	81,100	81,089

PNC Bank N.A.
3.323% due 02/01/2010	73,400	73,037

Pricoa Global Funding I
2.870% due 03/03/2009	22,000	21,895
2.896% due 01/30/2012	18,300	17,632
3.969% due 09/27/2013	14,770	13,885

Residential Reinsurance 2007 Ltd.
13.061% due 06/07/2010	1,800	1,856

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	36,097

Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	4,700	4,690
2.858% due 02/06/2009	200	199

SLM Corp.
2.940% due 07/27/2009	16,200	14,262
2.960% due 07/26/2010	5,200	3,946

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	78,490

U.S. Bancorp
3.191% due 02/04/2010	37,820	37,386

Wachovia Bank N.A.
3.250% due 03/23/2009	17,850	16,796

Wachovia Corp.
2.846% due 10/28/2008	14,900	14,824
2.861% due 12/01/2009	25,600	22,295
5.500% due 05/01/2013	70,000	57,969
7.980% due 02/28/2049	182,500	76,374

Wells Fargo & Co.
2.888% due 01/12/2011	6,600	6,545
3.223% due 01/29/2010	70,100	69,919

		2,761,549

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	148,818	120,711

Anadarko Petroleum Corp.
3.219% due 09/15/2009	26,300	25,996

Cisco Systems, Inc.
2.892% due 02/20/2009	2,400	2,397

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,052

Daimler Finance North America LLC
3.169% due 03/13/2009	28,600	28,498
3.241% due 08/03/2009	23,000	22,902

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	42,965

General Mills, Inc.
2.921% due 01/22/2010	17,700	17,463

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

International Business Machines Corp.
3.375% due 07/28/2011	$72,500	$72,483

Pemex Project Funding Master Trust
9.375% due 12/02/2008	4,492	4,529

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,501

Time Warner, Inc.
3.034% due 11/13/2009	17,400	16,710

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	24,661

		396,868

UTILITIES 2.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	50,630

AT&T, Inc.
2.894% due 02/05/2010	11,700	11,661

Deutsche Telekom International Finance BV
3.390% due 03/23/2009	22,435	22,327

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,887

Public Service Electric & Gas Co.
3.694% due 03/12/2010	51,300	50,951

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	31,600	31,205

Southern California Edison Co.
2.891% due 02/02/2009	20,470	20,442

Telecom Italia Capital S.A.
3.395% due 07/18/2011	24,000	22,412

Telefonica Emisiones SAU
3.504% due 06/19/2009	33,000	32,812

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,244

		256,571

Total Corporate Bonds & Notes (Cost $3,806,331)		3,414,988

U.S. GOVERNMENT AGENCIES 42.1%

Fannie Mae
0.950% due 03/25/2009 (b)	70	0
3.267% due 12/25/2036	9,716	9,364
3.407% due 10/27/2037	107,300	98,834
3.557% due 03/25/2044	810	792
3.607% due 05/25/2031 - 06/25/2032	2,908	2,828
3.807% due 05/25/2030	654	644
3.857% due 05/25/2030	654	642
3.975% due 04/25/2022	15	15
4.000% due 05/01/2011	200	199
4.070% due 06/01/2017	14	13
4.160% due 08/01/2017	6	6
4.168% due 07/01/2018	13	13
4.233% due 12/01/2017	25	25
4.250% due 05/25/2033	8,745	8,530
4.278% due 07/01/2042 - 07/01/2044	12,683	12,652
4.310% due 03/01/2035	1,650	1,653
4.328% due 09/01/2041	20,023	19,903
4.478% due 10/01/2030 - 11/01/2039	1,912	1,901
4.500% due 06/01/2011 - 08/01/2035	4,457	4,473
4.514% due 02/01/2028	11	11
4.563% due 01/01/2028	71	72
4.616% due 07/01/2035	10,936	11,005
4.652% due 07/01/2035	13,250	13,390
4.655% due 01/01/2035	15,105	15,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.663% due 04/01/2034	$1,664	$1,676
4.689% due 05/01/2035	8,967	9,032
4.755% due 03/01/2035	18,506	18,131
4.776% due 09/01/2035	9,692	9,802
4.919% due 10/01/2035	7,490	7,602
4.945% due 04/01/2018	832	838
4.997% due 12/01/2023	35	35
5.000% due 12/01/2013 - 11/01/2038	1,127,024	1,122,721
5.000% due 04/01/2035 - 03/01/2036 (i)	27,501	26,856
5.058% due 06/01/2035	3,956	3,996
5.073% due 01/01/2021	34	34
5.248% due 11/01/2017	32	32
5.366% due 09/01/2032	1,976	1,994
5.434% due 06/01/2022	7	7
5.468% due 03/01/2035	4,910	5,067
5.479% due 07/25/2017	463	464
5.500% due 11/01/2008 - 10/01/2038	421,116	421,322
5.500% due 04/01/2034 - 01/01/2035 (i)	46,082	46,066
5.511% due 07/01/2017	51	51
5.582% due 11/01/2017	56	56
5.892% due 04/01/2024	223	227
6.000% due 03/01/2009 - 10/01/2038	689,185	699,340
6.000% due 07/01/2036 - 05/01/2038 (i)	238,636	242,009
6.046% due 01/01/2024	150	153
6.062% due 11/01/2027	96	97
6.250% due 02/01/2011	78,000	81,639
6.258% due 07/01/2023	90	91
6.259% due 08/01/2029	830	851
6.295% due 11/01/2018	4	4
6.372% due 01/01/2024	10	11
6.436% due 10/01/2024	181	184
6.500% due 03/25/2009 (b)	18	0
6.500% due 08/01/2028 - 12/25/2042	103,682	106,800
6.500% due 10/01/2037 (i)	5,942	6,101
6.545% due 02/01/2028	290	294
7.000% due 05/01/2012 - 01/01/2032	718	723
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,981	3,230
8.500% due 04/01/2025	142	156
8.800% due 01/25/2019	93	98
9.000% due 03/25/2021 - 01/01/2025	326	356
9.250% due 10/25/2018	6	6
9.500% due 03/25/2020 - 11/01/2025	731	817
10.000% due 10/01/2009 - 05/01/2022	23	24
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	4
11.250% due 10/01/2015	7	7
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	11
13.000% due 07/01/2015	3	3
13.250% due 09/01/2011	2	2
15.750% due 12/01/2011	2	2
16.000% due 09/01/2012 - 12/01/2012	1	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	4,676	4,703

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	292,202	285,711
2.718% due 02/15/2019	98,313	95,850
2.788% due 05/15/2036	16,045	15,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.838% due 12/15/2030	$12,916	$12,726
2.888% due 06/15/2018	4,141	4,066
2.938% due 11/15/2030	11	11
3.450% due 10/15/2020	55	55
3.467% due 08/25/2031	3,953	3,581
3.487% due 09/25/2031	6,577	6,159
3.500% due 03/15/2021	29	29
4.000% due 09/15/2015	155	155
4.000% due 01/15/2024 (b)	3,523	510
4.357% due 08/01/2035	16,707	16,824
4.447% due 03/01/2035	5,451	5,482
4.478% due 07/25/2044	755	688
4.500% due 02/15/2015 - 06/01/2018	40,413	40,566
4.601% due 04/01/2035	12,513	12,585
4.620% due 04/01/2035	9,608	9,688
4.662% due 08/15/2032	743	738
4.692% due 06/01/2035	46,005	45,578
4.706% due 08/01/2035 (i)	82,044	82,763
4.724% due 03/01/2035	9,633	9,726
4.875% due 06/13/2018	19,100	19,395
4.916% due 07/01/2035	21,866	21,946
4.942% due 03/01/2035	2,364	2,381
4.996% due 04/01/2035	2,259	2,281
5.000% due 04/01/2013 - 07/15/2024	49,620	49,816
5.049% due 04/01/2035	4,434	4,498
5.065% due 07/01/2018	54	55
5.250% due 01/01/2017	5	5
5.500% due 02/15/2014 - 09/01/2038	64,701	64,745
5.612% due 02/01/2020	290	295
5.860% due 06/01/2024	65	66
5.873% due 12/01/2022	44	45
5.890% due 10/01/2027	29	29
6.000% due 03/01/2011 - 09/01/2038	33,027	33,539
6.009% due 09/01/2023	21	21
6.254% due 01/01/2024	98	100
6.365% due 01/01/2024	35	36
6.374% due 11/01/2022	275	280
6.500% due 03/15/2029 - 07/25/2043	56,586	58,417
6.734% due 10/01/2023	128	130
6.990% due 11/01/2023	35	35
7.000% due 01/01/2030 - 04/01/2032	70	74
7.500% due 07/15/2030	569	573
8.000% due 01/01/2012 - 12/01/2024	317	337
8.500% due 06/01/2009 - 11/01/2025	818	907
9.000% due 12/15/2020 - 08/01/2022	294	311
9.500% due 07/01/2010 - 09/01/2021	91	98
10.000% due 03/01/2016 - 05/15/2020	44	47
10.750% due 09/01/2009 - 08/01/2011	4	4
14.000% due 09/01/2012 - 04/01/2016	1	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
3.038% due 12/16/2025	145	145
5.000% due 01/20/2032 - 02/20/2032	4,351	4,405
5.125% due 10/20/2023 - 12/20/2027	2,987	3,021
5.375% due 04/20/2016 - 05/20/2030	6,254	6,320
5.500% due 03/20/2019 - 03/20/2031	234	239
5.625% due 08/20/2022 - 07/20/2030	3,939	3,988

See Accompanying Notes	Semiannual Report	September 30, 2008	59

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/15/2029 - 10/01/2038	$193,739	$196,724
6.500% due 09/15/2032 - 05/15/2034	47	49
6.500% due 04/15/2036 (i)	177,512	181,921
7.000% due 03/15/2011 - 10/15/2011	13	14
7.500% due 03/15/2022 - 09/15/2031	203	219
8.000% due 05/15/2016 - 06/20/2031	2,074	2,265
8.500% due 12/15/2021 - 08/15/2030	46	50
9.000% due 03/15/2017 - 11/15/2030	253	279
9.500% due 10/15/2016 - 06/15/2025	25	27
9.750% due 08/15/2017	20	22
10.000% due 10/15/2013 - 11/15/2020	5	6
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	4
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	5
16.000% due 02/15/2012	5	6

Small Business Administration
7.640% due 03/01/2010	45	46

Vendee Mortgage Trust
6.500% due 05/15/2029	39,601	41,257

Total U.S. Government Agencies (Cost $4,386,995)		4,376,489

U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	630	548

Total U.S. Treasury Obligations (Cost $593)		548

MORTGAGE-BACKED SECURITIES 13.6%

American Home Mortgage Assets
3.417% due 10/25/2046	34,045	13,277

American Home Mortgage Investment Trust
4.290% due 10/25/2034	48,087	38,524
4.390% due 02/25/2045	13,253	8,907
4.440% due 02/25/2045	45,682	30,718

Banc of America Funding Corp.
4.135% due 05/25/2035	242,345	206,608

Banc of America Mortgage Securities, Inc.
5.147% due 05/25/2033	341	335
6.500% due 10/25/2031	5,820	5,859

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,476	12,546
4.625% due 10/25/2035	53,962	48,685
4.734% due 01/25/2034	12,516	12,330
4.750% due 10/25/2035	153,122	140,366
4.767% due 11/25/2030	103	102
5.010% due 01/25/2035	5,283	4,724
5.040% due 04/25/2033	8,638	8,327
5.425% due 04/25/2033	23,662	22,220
5.600% due 02/25/2033	1,782	1,664
6.752% due 02/25/2033	1,118	1,111

Bear Stearns Alt-A Trust
5.228% due 03/25/2035	29,449	23,472
5.370% due 05/25/2035	30,038	25,516
5.504% due 09/25/2035	8,025	6,474

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	$25,465	$22,941

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	16,234	12,926

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.663% due 03/25/2034	5,703	5,421

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	10,600	9,205

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	12,972	7,907
3.487% due 02/25/2037	13,854	8,999
6.500% due 06/25/2033	232	232

Countrywide Home Loan Mortgage Pass-Through Trust
3.497% due 04/25/2035	4,202	2,667
4.727% due 02/20/2035	27,370	24,351
4.797% due 11/25/2034	15,439	13,576
5.250% due 02/20/2036	27,074	19,436

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	2,632	2,404
4.938% due 12/15/2040	10,458	10,336
5.357% due 06/25/2032	63	63

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.287% due 03/25/2037	6,828	6,600

DLJ Acceptance Trust
11.000% due 08/01/2019	62	63

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	160	161

Drexel Burnham Lambert CMO Trust
3.236% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.740% due 06/25/2034	17,798	14,823

First Horizon Asset Securities, Inc.
4.428% due 07/25/2033	7,024	6,904

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	90	90

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	16,524	14,218
3.287% due 01/25/2047	17,805	16,919

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,600	3,899

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	9,844	8,847
5.993% due 08/10/2045	12,100	10,362

GSR Mortgage Loan Trust
4.539% due 09/25/2035	91,666	78,465
4.625% due 09/25/2035	9,864	9,196
6.000% due 03/25/2032	886	867

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	13,079	11,400

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	6,992	6,598

Imperial Savings Association
6.503% due 02/25/2018	37	37

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	10,139	9,530
3.417% due 05/25/2046	6,664	4,064

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,667
5.882% due 02/15/2051	4,400	3,762
6.007% due 06/15/2049	50,285	43,155

JPMorgan Mortgage Trust
5.021% due 02/25/2035	22,417	19,540

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$14,582	$14,430

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	3,022	2,740

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	20,464	18,150

MASTR Asset Securitization Trust
5.500% due 09/25/2033	24,717	22,712

Mellon Residential Funding Corp.
2.947% due 06/15/2030	19,993	17,819

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,908

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	13,665	11,107
4.487% due 02/25/2035	30,223	24,522
5.279% due 05/25/2033	11,142	10,167

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	2,468	2,235
4.250% due 10/25/2035	14,543	13,009

Morgan Stanley Capital I
2.548% due 10/15/2020	5,742	5,159
5.809% due 12/12/2049	17,925	15,316

Prime Mortgage Trust
3.607% due 02/25/2019	1,146	1,087
3.607% due 02/25/2034	6,298	5,759

Prudential-Bache CMO Trust
8.400% due 03/20/2021	151	153

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,568	1,545

Resecuritization Mortgage Trust
3.679% due 04/26/2021	34	34

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	18	18

Sears Mortgage Securities
12.000% due 02/25/2014	7	7

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	6,428	4,012
3.360% due 09/19/2032	5,922	5,415
3.487% due 02/25/2036	6,993	4,518
9.415% due 06/25/2029	561	600

Structured Asset Securities Corp.
5.044% due 07/25/2032	121	112
5.233% due 01/25/2032	153	153

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	16,623	15,948

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	27,405	24,245
2.578% due 09/15/2021	16,331	14,925
5.509% due 04/15/2047	6,200	5,173

WaMu Mortgage Pass-Through Certificates
3.497% due 10/25/2045	6,169	3,912
3.517% due 01/25/2045	401	268
3.585% due 01/25/2047	9,716	5,860
3.665% due 12/25/2046	44,843	27,097
3.948% due 02/27/2034	11,271	10,652
3.948% due 01/25/2047	6,637	4,471
4.055% due 11/25/2042	2,244	2,001
4.198% due 09/25/2046	15,832	10,303
4.229% due 03/25/2034	5,402	5,206
4.255% due 06/25/2042	3,600	3,275
4.255% due 08/25/2042	3,010	2,693

Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 02/25/2033	301	299
6.044% due 02/25/2033	85	83

Wells Fargo Mortgage-Backed Securities Trust
4.706% due 12/25/2033	6,488	6,062

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.950% due 03/25/2036	$30,990	$27,419
5.387% due 08/25/2035	7,212	6,822
5.594% due 07/25/2036	24,938	20,153

Total Mortgage-Backed Securities (Cost $1,629,326)		1,410,221

ASSET-BACKED SECURITIES 8.9%

Access Group, Inc.
4.093% due 10/27/2025	67,792	67,020

ACE Securities Corp.
3.257% due 12/25/2036	5,076	4,782

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	744	529

Argent Securities, Inc.
3.257% due 09/25/2036	3,004	2,972

Asset-Backed Funding Certificates
3.267% due 10/25/2036	3,144	3,076
3.267% due 01/25/2037	7,577	7,151

Asset-Backed Securities Corp. Home Equity
3.008% due 06/15/2031	7	6
3.257% due 12/25/2036	1,809	1,734

BA Credit Card Trust
3.068% due 04/15/2013	14,900	14,583
3.238% due 08/15/2011	82,800	82,734

Bear Stearns Asset-Backed Securities Trust
3.267% due 01/25/2037	3,757	3,520
3.287% due 10/25/2036	5,339	4,552
3.657% due 03/25/2043	4,005	3,897
4.207% due 08/25/2037	32,676	26,669

Carrington Mortgage Loan Trust
3.307% due 06/25/2037	1,414	1,304
3.527% due 10/25/2035	14,616	13,860

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 11/25/2031	1,213	1,162

Chase Issuance Trust
2.478% due 07/15/2011	1,300	1,291
2.498% due 02/15/2011	2,300	2,296
2.528% due 02/15/2013	850	813

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	729	631

Citibank Credit Card Issuance Trust
3.628% due 05/18/2011	85,700	85,569

Citigroup Mortgage Loan Trust, Inc.
3.307% due 10/25/2036	16,595	15,934

Community Program Loan Trust
4.500% due 10/01/2018	3,782	3,773

Countrywide Asset-Backed Certificates
3.257% due 05/25/2037	8,719	8,478
3.257% due 12/25/2046	2,817	2,782
3.257% due 03/25/2047	6,079	5,947

Credit-Based Asset Servicing & Securitization LLC
3.297% due 12/25/2037	1,956	1,877

Daimler Chrysler Auto Trust
3.337% due 10/08/2010	41,000	40,966
4.980% due 02/08/2011	12,717	12,690

Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	10,265	8,611

First Franklin Mortgage Loan Asset-Backed Certificates
3.257% due 11/25/2036	26,991	25,399
3.257% due 12/25/2036	1,817	1,766
3.267% due 06/25/2036	3,361	3,322

Ford Credit Auto Owner Trust
2.498% due 04/15/2010	218	217
2.818% due 06/15/2010	1,060	1,053
3.088% due 07/15/2010	30,610	30,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.388% due 01/15/2011	$94,200	$93,219
3.908% due 06/15/2012	57,600	56,141
4.360% due 06/15/2010	3,224	3,223

Fremont Home Loan Trust
3.267% due 01/25/2037	8,997	8,472
3.277% due 02/25/2037	2,908	2,851
3.307% due 05/25/2036	6,460	6,317

GSAMP Trust
3.247% due 10/25/2046	5,711	5,578
3.277% due 09/25/2036	3,367	3,297
3.277% due 12/25/2036	14,870	13,700

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	3,089	2,629
3.478% due 01/20/2034	16,525	14,318
3.538% due 09/20/2033	7,720	7,112

HSI Asset Securitization Corp. Trust
3.257% due 10/25/2036	1,087	1,002
3.257% due 12/25/2036	7,417	6,891

Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	6,071	5,923

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	2,840	2,764
2.541% due 11/25/2036	2,920	2,802
3.257% due 08/25/2036	3,917	3,847

Lehman XS Trust
3.277% due 05/25/2046	2,366	2,293

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	6,314	6,111
3.267% due 10/25/2036	2,983	2,842
3.487% due 10/25/2034	589	454

MASTR Asset-Backed Securities Trust
3.247% due 08/25/2036	4,905	4,840

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	4,623	4,502
3.247% due 01/25/2037	10,991	10,380
3.257% due 10/25/2036	3,814	3,721

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	1,660	1,606

Option One Mortgage Loan Trust
3.257% due 01/25/2037	11,483	11,059

Renaissance Home Equity Loan Trust
3.907% due 08/25/2032	40	33

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	1,436	1,424

Residential Asset Securities Corp.
3.277% due 11/25/2036	13,519	13,293
3.667% due 06/25/2031	3	3

Saxon Asset Securities Trust
3.267% due 10/25/2046	2,911	2,848

Securitized Asset-Backed Receivables LLC Trust
3.257% due 09/25/2036	2,961	2,898
3.267% due 12/25/2036	12,317	11,402
3.337% due 05/25/2037	3,285	2,887

SLM Student Loan Trust
2.840% due 01/25/2019	7,000	6,884
3.050% due 07/25/2013	13,295	13,211
3.100% due 01/26/2015	6,137	6,111
3.300% due 10/25/2017	40,400	38,621
3.364% due 10/25/2017	7,300	7,092

Soundview Home Equity Loan Trust
3.267% due 11/25/2036	6,588	6,339

Specialty Underwriting & Residential Finance
3.252% due 11/25/2037	2,216	2,126
3.267% due 01/25/2038	8,363	7,726

Structured Asset Securities Corp.
3.257% due 10/25/2036	11,267	10,697
3.497% due 01/25/2033	754	624

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.930% due 01/25/2035		$840	$794

Wells Fargo Home Equity Trust
3.257% due 01/25/2037		4,813	4,692

WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		218	216

Total Asset-Backed Securities (Cost $949,447)			921,361

SOVEREIGN ISSUES 0.0%

Export-Import Bank of Korea
3.011% due 10/04/2011		1,000	1,003

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $3,203)			3,139

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,397

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	20,000	28,012

Morgan Stanley
5.293% due 03/01/2013		25,300	25,046

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,945

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,047

Total Foreign Currency-Denominated Issues (Cost $116,457)			102,447

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049		63,000	52,621

Wachovia Corp.
7.500% due 12/31/2049		6,000	2,355

Total Convertible Preferred Stocks (Cost $69,000)			54,976

PREFERRED STOCKS 1.0%

DG Funding Trust
5.051% due 12/31/2049		10,254	104,591

Total Preferred Stocks (Cost $108,094)			104,591

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
2.831% due 01/15/2010		$1,000	991

COMMERCIAL PAPER 1.9%

Bank of America Corp.
0.010% due 10/01/2008		197,000	197,000

See Accompanying Notes	Semiannual Report	September 30, 2008	61

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 3.7%

Merrill Lynch & Co., Inc.
0.250% due 10/01/2008	$150,000	$150,000
(Dated 09/30/2008. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $152,734. Repurchase proceeds are $150,001.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	71,000	71,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/16/2008 valued at $72,500. Repurchase proceeds are $71,000.)
1.000% due 10/01/2008	168,763	168,763

(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $6,982; Federal Home Loan Bank 0.000% due 10/16/2008 - 10/24/2008 valued at $101,703; and Freddie Mac 0.000% due 10/14/2008 - 10/27/2008 valued at $63,456. Repurchase proceeds are $168,768.)

		389,763

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.8%
1.005% due 10/16/2008 - 12/26/2008 (c)(e)(f)(g)(h)	$183,820	$182,549

Total Short-Term Instruments (Cost $771,242)		770,303

PURCHASED OPTIONS (l) 0.1%
(Cost $16,356)		10,821

Total Investments 107.9% (Cost $11,939,301)		$11,223,776

Written Options (m) (0.1%) (Premiums $17,317)		(15,325)

Other Assets and Liabilities (Net) (7.8%)		(807,667)

Net Assets 100.0%		$10,400,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $5,455 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $151,307 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(g)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(h)	Securities with an aggregate market value of $397 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $129,960 at a weighted average interest rate of 2.659%. On September 30, 2008, securities valued at $525,341 were pledged as collateral for reverse repurchase agreements.
(j)	Cash of $61,237 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	843	$689
90-Day Euribor June Futures	Long	06/2009	340	1,333
90-Day Euribor March Futures	Long	03/2009	570	1,843
90-Day Eurodollar December Futures	Long	12/2008	22,415	52,691
90-Day Eurodollar December Futures	Long	12/2009	2,074	(1,970)
90-Day Eurodollar June Futures	Long	06/2009	5,501	895
90-Day Eurodollar March Futures	Long	03/2009	13,383	27,181
90-Day Eurodollar March Futures	Long	03/2010	1,209	(749)
90-Day Eurodollar September Futures	Long	09/2009	3,505	819
U.S. Treasury 10-Year Note December Futures	Long	12/2008	112	(155)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	865	(357)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	6,958
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	3,843	7,633

				$96,804

(k)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	2.100%	03/20/2013	BCLY	14.972%	$15,700	$(5,241)	$0	$(5,241)
American International Group, Inc. 6.250% due 05/01/2036	1.400%	06/20/2013	DUB	14.711%	23,200	(8,269)	0	(8,269)
American International Group, Inc. 6.250% due 05/01/2036	1.380%	06/20/2013	GSC	14.711%	20,200	(7,211)	0	(7,211)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	GSC	14.711%	50,000	(17,279)	0	(17,279)
American International Group, Inc. 6.250% due 05/01/2036	1.360%	06/20/2013	RBS	14.711%	20,300	(7,257)	0	(7,257)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	09/20/2013	DUB	1.418%	20,000	(359)	0	(359)
Brazilian Government International Bond 12.250% due 03/06/2030	0.290%	06/20/2009	BCLY	0.544%	43,300	(45)	0	(45)

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issuers - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$75,800	$(160)	$0	$(160)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	1,300	(514)	0	(514)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	2,200	(875)	0	(875)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	4,500	(1,932)	0	(1,932)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.900%	09/20/2012	JPM	28.870%	7,500	(3,213)	0	(3,213)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.950%	09/20/2012	JPM	28.870%	10,000	(4,275)	0	(4,275)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	1,000	(396)	0	(396)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	2,000	(797)	0	(797)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	1,000	(62)	0	(62)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	400	(45)	0	(45)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	2,600	(73)	0	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	1,100	(33)	0	(33)
General Electric Capital Corp. 6.000% due 06/15/2012	0.780%	03/20/2011	BNP	6.571%	6,300	(740)	0	(740)
General Electric Capital Corp. 6.000% due 06/15/2012	1.250%	03/20/2013	BNP	6.113%	2,000	(309)	0	(309)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	1,100	(32)	0	(32)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	13,700	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	2,200	(65)	0	(65)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	6,300	(486)	0	(486)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	2,800	(214)	0	(214)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	1,800	(136)	0	(136)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	1,900	(54)	0	(54)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	DUB	6.520%	32,700	(4,102)	0	(4,102)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	1,900	(202)	0	(202)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	8,800	(168)	0	(168)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2010	RBS	6.975%	16,700	(1,255)	0	(1,255)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	BCLY	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	600	(319)	0	(319)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	3,300	(1,769)	0	(1,769)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	1,800	(962)	0	(962)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	GSC	36.581%	10,000	(4,749)	0	(4,749)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	700	(375)	0	(375)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	800	(427)	0	(427)
General Motors Corp. 7.125% due 07/15/2013	8.150%	03/20/2013	UBS	36.581%	1,100	(522)	0	(522)
GMAC LLC 6.875% due 08/28/2012	3.650%	09/20/2012	BCLY	48.784%	2,000	(1,053)	0	(1,053)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	15,900	(4,657)	(2,067)	(2,590)
GMAC LLC 6.875% due 08/28/2012	3.720%	09/20/2012	CITI	48.784%	2,800	(1,471)	0	(1,471)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	DUB	48.784%	5,500	(2,924)	0	(2,924)
GMAC LLC 6.875% due 08/28/2012	3.200%	09/20/2012	GSC	48.784%	4,300	(2,286)	0	(2,286)
GMAC LLC 6.875% due 08/28/2012	3.250%	09/20/2012	JPM	48.784%	7,500	(3,983)	0	(3,983)
GMAC LLC 6.875% due 08/28/2012	3.370%	09/20/2012	JPM	48.784%	10,000	(5,297)	0	(5,297)
GMAC LLC 6.875% due 08/28/2012	3.670%	09/20/2012	JPM	48.784%	13,000	(6,839)	0	(6,839)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	2,000	(1,050)	0	(1,050)
GMAC LLC 6.875% due 08/28/2012	4.850%	09/20/2012	JPM	48.784%	8,300	(4,249)	0	(4,249)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,200	(2,815)	(450)	(2,365)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BEAR	4.610%	3,500	(419)	0	(419)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.810%	09/20/2012	BNP	4.610%	10,000	(1,201)	0	(1,201)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	BNP	4.610%	25,000	(2,995)	0	(2,995)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.820%	09/20/2012	JPM	4.610%	5,000	(599)	0	(599)
Indonesia Government International Bond 6.750% due 03/10/2014	0.438%	06/20/2009	RBS	1.075%	43,300	(194)	0	(194)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	6,000	(26)	0	(26)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	4,900	(253)	0	(253)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	3,200	1	0	1
JSC Gazprom 8.625% due 04/28/2034	0.860%	11/20/2011	MSC	4.115%	38,400	(3,350)	0	(3,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	5,100	(4,299)	0	(4,299)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	3,600	(3,042)	0	(3,042)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	500	(14)	0	(14)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	6,000	6	0	6
Russia Government International Bond 7.500% due 03/31/2030	0.275%	06/20/2009	BCLY	2.345%	43,300	(607)	0	(607)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	6,000	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	5.050%	03/20/2013	BNP	17.182%	6,200	(1,710)	0	(1,710)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	2,900	(272)	0	(272)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	8,000	(64)	0	(64)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	4,300	(96)	0	(96)
Ukraine Government International Bond 7.650% due 06/11/2013	0.490%	06/20/2009	HSBC	5.504%	43,300	(1,470)	0	(1,470)

						$(137,330)	$(2,517)	$(134,813)

See Accompanying Notes	Semiannual Report	September 30, 2008	63

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$11,100	$1,086	$791	$295
CDX.HY-10 Index	(5.000%)	06/20/2013	GSC	100,000	9,781	7,750	2,031
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	87,500	8,558	6,635	1,923
CDX.HY-10 Index	(5.000%)	06/20/2013	RBS	16,000	1,565	1,240	325
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	101,600	561	(1,024)	1,585
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	427,500	2,362	(2,331)	4,693
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	9,200	51	(107)	158
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	16,200	90	(164)	254

					$24,054	$12,790	$11,264

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	$2,800	$(249)	$0	$(249)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	2,800	(222)	0	(222)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	1,800	(140)	0	(140)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	5,500	(493)	0	(493)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	1,900	(169)	0	(169)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	3,900	(318)	0	(318)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	1,700	(135)	0	(135)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	3,000	(244)	0	(244)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	4,700	(372)	0	(372)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	1,800	(141)	0	(141)
CDX.HY-8 Index 35-100%	0.355%	06/20/2012	CITI	38,554	(1,480)	0	(1,480)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	8,943	(342)	0	(342)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	10,334	(382)	0	(382)
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	22,200	251	0	251
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	40,300	470	0	470
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	4,600	3	0	3
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	8,300	11	0	11
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	9,900	11	0	11
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	6,400	(35)	(89)	54
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	11,300	50	0	50
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	14,200	21	0	21
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	13,500	(1,406)	(2,199)	793

					$(5,311)	$(2,288)	$(3,023)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	$(901)	$0	$(901)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(562)	0	(562)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	(219)	0	(219)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	(172)	(45)	(127)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	(169)	(36)	(133)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	(56)	29	(85)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	(12)	17	(29)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	(905)	(32)	(873)
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	(1,415)	(391)	(1,024)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	768	(305)	1,073

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$156,700	$1,059	$(367)	$1,426
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		109,200	1,176	2,133	(957)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		66,800	719	1,218	(499)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		900	10	20	(10)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		42,100	453	254	199
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		4,400	(167)	(203)	36
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		3,100	(118)	(152)	34
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,100	(42)	(52)	10
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,400	(561)	153	(714)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		45,600	(1,660)	66	(1,726)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		113,600	(4,131)	(899)	(3,232)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		156,200	(5,679)	91	(5,770)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		31,600	(1,408)	716	(2,124)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,600	(472)	173	(645)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		26,000	(1,159)	532	(1,691)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		21,400	(954)	341	(1,295)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	123,800	2,463	524	1,939
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	77,900	(147)	250	(397)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		46,700	(88)	164	(252)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		43,200	(59)	326	(385)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		40,200	(55)	323	(378)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		8,800	(137)	(208)	71
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	206	(180)	386
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		14,500	(66)	(27)	(39)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		53,200	7,880	14,450	(6,570)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		2,200	(312)	98	(410)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	23,900	(196)	0	(196)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		9,100	(42)	0	(42)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		25,800	(1,028)	10	(1,038)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		7,000	(289)	0	(289)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		7,100	(297)	0	(297)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		7,600	(326)	0	(326)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,500	(143)	0	(143)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,000	(85)	1	(86)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$40,200	(408)	17	(425)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		250,800	(2,540)	173	(2,713)

							$(12,236)	$19,202	$(31,438)

Interest Rate Cap/Floor Swaps
Pay/Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	20,700	$(59)	$(302)	$243

(l)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$177,300	$1,862	$1,421
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	131,000	1,401	967
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	666
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	259
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	1,599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	268,100	2,357	1,058
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	74,000	766	301
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	184,200	1,989	934
Call -OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	2,241
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	1,375

							$16,356	$10,821

(m)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	899	$502	$545
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	899	508	1,156

				$1,010	$1,701

See Accompanying Notes	Semiannual Report	September 30, 2008	65

Schedule of Investments  Low Duration Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$39,700	$868	$877
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	28,700	921	898
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	30,600	768	627
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	20,200	660	563
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	30,100	997	839
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,700	386	326
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	72,200	2,257	2,012
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	89,400	2,228	1,608
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	32,000	795	460
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	61,400	1,851	1,233
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	101,100	3,278	2,818
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	42,400	1,298	1,363

							$16,307	$13,624

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$572,100	$10,094
Sales	9,266	308,300	15,300
Closing Buys	0	(320,900)	(3,430)
Expirations	(7,468)	0	(4,647)
Exercised	0	0	0

Balance at 09/30/2008	1,798	$559,500	$17,317

(n) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2023	$370,710	$372,679	$368,104
Fannie Mae	5.500%	10/01/2023	49,700	50,611	50,096
U.S. Treasury Notes	2.125%	04/30/2010	38,600	38,591	39,162
U.S. Treasury Notes	2.375%	08/31/2010	213,800	215,456	215,877
U.S. Treasury Notes	3.125%	11/30/2009	32,200	32,550	33,052
U.S. Treasury Notes	3.250%	12/31/2009	252,300	255,680	257,349

				$965,567	$963,640

(6)	Market value includes $1,165 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(19)	$(19)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Buy	AUD	MSC	6,447	10/2008	0	(266)	(266)
Sell		MSC	6,447	10/2008	0	(21)	(21)
Buy		UBS	4,379	10/2008	0	(302)	(302)
Sell	BRL	BNP	3,946	12/2008	8	0	8
Sell		HSBC	45,887	12/2008	3,242	0	3,242
Sell		JPM	10,968	12/2008	461	0	461
Buy		MSC	344,115	12/2008	0	(13,072)	(13,072)
Sell		MSC	74,082	12/2008	4,071	0	4,071
Sell		RBC	11,952	12/2008	277	0	277
Sell		UBS	33,793	12/2008	831	0	831
Buy		RBC	11,952	06/2009	0	(284)	(284)
Sell	CHF	MSC	42,105	12/2008	435	0	435
Buy	CLP	HSBC	2,743,870	12/2008	0	(708)	(708)
Buy	CNY	BCLY	16,446	11/2008	0	(36)	(36)
Buy		BOA	12,289	11/2008	0	(28)	(28)
Buy		DUB	59,648	11/2008	0	(137)	(137)
Buy		HSBC	13,254	11/2008	0	(30)	(30)
Buy		JPM	60,896	11/2008	0	(134)	(134)
Buy		UBS	12,296	11/2008	0	(27)	(27)
Buy		BCLY	89,648	07/2009	0	(925)	(925)
Buy		DUB	284,103	07/2009	0	(2,949)	(2,949)
Buy		HSBC	90,750	07/2009	0	(840)	(840)
Buy		JPM	88,551	07/2009	0	(973)	(973)
Buy	EUR	BCLY	12,022	10/2008	0	(834)	(834)
Buy		BOA	2,220	10/2008	0	(145)	(145)
Sell		CITI	63,593	10/2008	0	(207)	(207)

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		HSBC	3,330	10/2008	$0	$(216)	$(216)
Buy		JPM	888	10/2008	0	(63)	(63)
Buy		MSC	1,110	10/2008	0	(77)	(77)
Sell		UBS	108,748	10/2008	6,064	0	6,064
Buy	GBP	BOA	2,450	10/2008	0	(186)	(186)
Buy		UBS	31,996	10/2008	0	(2,477)	(2,477)
Sell		UBS	130,485	11/2008	4,499	0	4,499
Buy	INR	BCLY	185,924	11/2008	0	(387)	(387)
Buy		DUB	138,368	11/2008	0	(462)	(462)
Buy		HSBC	350,676	11/2008	0	(1,182)	(1,182)
Buy		JPM	538,036	11/2008	0	(1,710)	(1,710)
Sell		JPM	213,494	11/2008	113	0	113
Sell	JPY	DUB	1,273,925	10/2008	0	(227)	(227)
Buy	KWD	HSBC	578	04/2009	0	(67)	(67)
Buy	MXN	BCLY	118	11/2008	0	(1)	(1)
Sell		BCLY	274	11/2008	2	0	2
Buy		HSBC	78	11/2008	0	0	0
Buy		JPM	78	11/2008	0	0	0
Buy	MYR	BCLY	33,510	11/2008	0	(646)	(646)
Buy		BOA	8,624	11/2008	0	(156)	(156)
Buy		DUB	8,613	11/2008	0	(159)	(159)
Buy		HSBC	8,643	11/2008	0	(151)	(151)
Buy		JPM	7,696	11/2008	0	(134)	(134)
Buy		JPM	30,599	02/2009	0	(603)	(603)
Buy	PHP	HSBC	212,000	11/2008	0	(293)	(293)
Buy		JPM	212,900	11/2008	0	(258)	(258)
Buy		BCLY	49,300	02/2009	0	(51)	(51)
Buy		DUB	24,000	02/2009	0	(32)	(32)
Buy		HSBC	59,330	02/2009	0	(64)	(64)
Buy		JPM	83,561	02/2009	0	(66)	(66)
Buy		MLP	18,700	02/2009	0	(25)	(25)
Buy		MSC	66,200	02/2009	0	(75)	(75)
Buy		RBS	18,300	02/2009	0	(24)	(24)
Buy		LEH	12,500	12/2010	0	(14)	(14)
Sell		LEH	12,500	12/2010	0	(7)	(7)
Sell	RUB	HSBC	388,164	11/2008	1,391	0	1,391
Buy		JPM	388,164	11/2008	0	(689)	(689)
Buy		JPM	388,164	05/2009	0	(1,334)	(1,334)
Sell		UBS	388,164	05/2009	1,224	0	1,224
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Buy	SGD	BCLY	15,915	11/2008	0	(523)	(523)
Sell		BCLY	3,854	11/2008	6	0	6
Buy		BOA	15,733	11/2008	0	(611)	(611)
Buy		CITI	7,318	11/2008	0	(107)	(107)
Buy	SGD	DUB	16,550	11/2008	0	(561)	(561)
Buy		JPM	24,964	11/2008	0	(794)	(794)
Sell		JPM	3,854	11/2008	5	0	5
Sell		MSC	3,854	11/2008	5	0	5
Buy		UBS	15,657	11/2008	0	(604)	(604)
Sell		UBS	3,855	11/2008	4	0	4
Sell	ZAR	HSBC	11,656	12/2008	76	0	76
Buy		UBS	11,656	12/2008	2	0	2

					$22,716	$(37,021)	$(14,305)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$11,139,916	$83,860	$11,223,776
Short Sales, at value	0	(962,475)	0	(962,475)
Other Financial Instruments ++	96,804	(182,902)	(4,495)	(90,593)

Total	$96,804	$9,994,539	$79,365	$10,170,708

See Accompanying Notes	Semiannual Report	September 30, 2008	67

Schedule of Investments  Low Duration Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$133,258	$66,017	$124	$0	$(6,402)	$(109,137)	$83,860
Other Financial Instruments ++	(3,360)	0	0	0	(2,617)	1,482	(4,495)

Total	$129,898	$66,017	$124	$0	$(9,019)	$(107,655)	$79,365

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

68	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.820% due 08/03/2012	$43,346	$29,443

Ford Motor Co.
5.490% due 12/16/2013	4,936	3,266

Georgia-Pacific Corp.
4.219% due 12/20/2012	1,333	1,182
4.551% due 12/20/2012	983	871
4.567% due 12/20/2012	11,333	10,043

Tribune Co.
5.412% due 05/30/2009	3,953	3,656

Total Bank Loan Obligations (Cost $64,179)		48,461

CORPORATE BONDS & NOTES 21.1%

BANKING & FINANCE 16.4%

Allstate Life Global Funding II
3.461% due 05/21/2010	100,500	100,011

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,837

Allstate Life Global Funding Trusts CPI Linked Bond
6.070% due 03/01/2010	9,708	9,500

American Express Bank FSB
5.500% due 04/16/2013	16,300	14,933
6.000% due 09/13/2017	25,600	21,415

American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,295

American Express Co.
7.000% due 03/19/2018	25,830	22,835
8.150% due 03/19/2038	7,270	6,506

American General Finance Corp.
6.900% due 12/15/2017	5,000	2,322

American Honda Finance Corp.
3.954% due 06/20/2011	151,200	150,907

American International Group, Inc.
2.833% due 01/29/2010	6,300	4,098
2.895% due 10/18/2011	7,100	4,217
5.850% due 01/16/2018	10,300	5,178
8.175% due 05/15/2058	26,700	4,278
8.250% due 08/15/2018	18,300	10,646

ANZ National International Ltd.
6.200% due 07/19/2013	33,900	33,683

Bank of America Corp.
5.650% due 05/01/2018	12,500	10,547
8.000% due 12/29/2049	15,500	12,285
8.125% due 12/29/2049	30,000	24,276

Bank of America N.A.
3.760% due 06/23/2010	8,600	8,449

Bank of Scotland PLC
2.875% due 12/08/2010	2,500	2,254

Barclays Bank PLC
5.450% due 09/12/2012	70,800	70,662
6.050% due 12/04/2017	19,600	18,261
7.434% due 09/29/2049	8,700	7,091
7.700% due 04/29/2049	8,900	7,843

Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,000	4,677
6.950% due 08/10/2012	38,270	38,693
7.250% due 02/01/2018	22,000	21,207

Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	6,601

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Caelus Re Ltd.
9.061% due 06/07/2011	$3,900	$3,802

Calabash Re Ltd.
11.219% due 01/08/2010	4,900	4,962
13.719% due 01/08/2010	2,500	2,583

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	24,688

Caterpillar Financial Services Corp.
4.001% due 06/25/2010	135,000	131,131
4.226% due 06/24/2011	9,700	9,347

Chubb Corp.
5.750% due 05/15/2018	3,000	2,785

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,219

Citigroup Capital XXI
8.300% due 12/21/2077	15,100	11,254

Citigroup Funding, Inc.
3.190% due 04/23/2009	6,300	6,196
3.852% due 05/07/2010	63,200	59,623

Citigroup, Inc.
2.836% due 01/30/2009	9,600	9,499
5.500% due 04/11/2013	23,400	20,445
6.125% due 05/15/2018	34,400	28,532
6.500% due 08/19/2013	10,000	8,897
8.400% due 04/29/2049	93,000	63,418

Countrywide Financial Corp.
5.800% due 06/07/2012	5,000	4,228

Credit Suisse New York
5.000% due 05/15/2013	22,800	21,150

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,135

Foundation Re II Ltd.
9.557% due 11/26/2010	10,300	10,236

Foundation Re Ltd.
6.907% due 11/24/2008	7,250	7,181

General Electric Capital Corp.
2.859% due 12/12/2008	10,100	10,069
2.952% due 05/08/2013	27,300	25,281
4.119% due 09/28/2011	10,300	10,149
5.875% due 01/14/2038	25,000	18,442

Goldman Sachs Group, Inc.
3.191% due 10/07/2011	17,607	14,102
3.300% due 06/23/2009	50,000	47,535
3.869% due 06/28/2010	20,000	17,462
5.950% due 01/18/2018	7,500	6,198
6.150% due 04/01/2018	22,600	18,824
6.750% due 10/01/2037	65,400	43,681

HBOS PLC
6.750% due 05/21/2018	34,800	29,208

HCP, Inc.
6.300% due 09/15/2016	2,000	1,645
6.700% due 01/30/2018	5,000	4,201

HSBC Finance Corp. CPI Linked Bond
6.940% due 02/10/2009	2,000	1,963

International Lease Finance Corp.
6.625% due 11/15/2013	10,500	6,443

John Deere Capital Corp.
3.567% due 06/10/2011	4,000	4,011

JPMorgan Chase & Co.
3.291% due 06/25/2010	500	495
6.400% due 05/15/2038	11,300	9,775

Kamp Re 2005 Ltd.
2.588% due 12/14/2010 (a)	4,217	261

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,326

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.200% due 09/26/2014 (a)	$3,900	$507
6.875% due 05/02/2018 (a)	26,100	3,393
7.000% due 09/27/2027 (a)	4,500	585
7.500% due 05/11/2038 (a)	5,000	25

Longpoint Re Ltd.
8.069% due 05/08/2010	11,200	11,397

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,348

Merna Reinsurance Ltd.
4.412% due 07/07/2010	28,400	26,949

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	13,130	12,491
5.054% due 05/12/2010	1,100	1,062
5.450% due 02/05/2013	8,000	7,213
6.400% due 08/28/2017	26,900	23,304
6.875% due 04/25/2018	90,300	80,027

Metropolitan Life Global Funding I
2.847% due 05/17/2010	1,700	1,679
3.961% due 06/25/2010	138,400	138,227
5.125% due 04/10/2013	14,800	14,392

Morgan Stanley
2.597% due 05/07/2010	10,000	6,715
2.852% due 05/07/2009	11,320	9,816
3.035% due 01/18/2011	17,600	11,478
4.904% due 05/14/2010	26,600	19,428
6.000% due 04/28/2015	51,200	34,880
6.625% due 04/01/2018	27,100	17,962
6.750% due 04/15/2011	7,000	5,185

Mystic Re Ltd.
9.111% due 12/05/2008	6,900	6,898
11.811% due 12/05/2008	3,300	3,300

National Australia Bank Ltd.
5.350% due 06/12/2013	32,200	30,966

Osiris Capital PLC
7.791% due 01/15/2010	1,700	1,711

Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,099

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,900

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,005
6.250% due 05/06/2018	18,000	17,297

Pricoa Global Funding I
3.613% due 06/04/2010	103,900	103,431

Prudential Financial, Inc.
6.100% due 06/15/2017	2,000	1,862
7.350% due 06/10/2013	32,500	31,145

Rabobank Nederland NV
2.811% due 01/15/2009	11,300	11,293
3.209% due 05/19/2010	40,000	39,908

Residential Reinsurance 2007 Ltd.
10.061% due 06/07/2010	5,200	5,314
13.061% due 06/07/2010	20,000	20,620

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	6,015

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	9,237

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,019
8.700% due 08/07/2018	22,200	19,891

UBS AG
5.750% due 04/25/2018	67,100	58,463
5.875% due 12/20/2017	13,900	12,363

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	22,000	21,983

See Accompanying Notes	Semiannual Report	September 30, 2008	69

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ventas Realty LP
8.750% due 05/01/2009	$2,000	$2,010

Vita Capital III Ltd.
3.911% due 01/01/2012	7,900	7,543

Vita Capital Ltd.
3.691% due 01/01/2010	3,500	3,427
4.191% due 01/01/2010	5,000	4,918

Wachovia Bank N.A.
2.881% due 12/02/2010	30,500	22,971
3.704% due 05/14/2010	40,800	33,412

Wachovia Corp.
5.500% due 05/01/2013	88,300	73,123
7.980% due 02/28/2049	8,100	3,390

Wells Fargo & Co.
4.375% due 01/31/2013	17,100	15,734
5.625% due 12/11/2017	1,200	1,105

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	12,371

Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	14,312

		2,472,559

INDUSTRIALS 3.6%

American Standard, Inc.
5.500% due 04/01/2015	6,000	5,642

Amgen, Inc.
2.889% due 11/28/2008	1,000	997
5.850% due 06/01/2017	9,000	8,654
6.150% due 06/01/2018	11,500	11,249

AutoZone, Inc.
6.500% due 01/15/2014	5,000	4,951

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,399

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	6,657

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,813

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,405

ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	1,140	1,129

Con-way, Inc.
7.250% due 01/15/2018	10,000	9,605

CSX Corp.
6.250% due 03/15/2018	5,000	4,533

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,100
6.375% due 10/01/2011	2,000	1,845

Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,279

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,981

Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,278
8.146% due 04/11/2018	7,900	6,952

General Electric Co.
2.854% due 12/09/2008	6,000	5,978

General Mills, Inc.
2.921% due 01/22/2010	600	592

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	67,700	67,446

HJ Heinz Co.
5.350% due 07/15/2013	5,000	4,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.428% due 12/01/2020	$20,000	$20,036

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,130

Honeywell International, Inc.
2.845% due 07/27/2009	5,000	4,979

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,524

International Business Machines Corp.
3.375% due 07/28/2011	40,600	40,591

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,132
6.125% due 02/01/2018	19,200	18,017
6.125% due 08/23/2018	6,700	6,267

Kroger Co.
6.400% due 08/15/2017	5,000	4,802

Lafarge S.A.
6.500% due 07/15/2016	5,000	4,514

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,689

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,766
5.875% due 01/15/2013	2,000	1,814
7.450% due 07/15/2017	3,000	2,720
7.875% due 07/15/2015	10,000	9,498

Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,434

Masco Corp.
5.850% due 03/15/2017	8,000	6,763

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,383

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	990

Nucor Corp.
5.750% due 12/01/2017	4,000	3,844

PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,893

Rexam PLC
6.750% due 06/01/2013	13,600	13,575

Reynolds American, Inc.
7.250% due 06/01/2012	12,500	12,847
7.250% due 06/01/2013	10,000	10,286

Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,877

RPM International, Inc.
6.500% due 02/15/2018	8,550	8,256

Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,051
7.200% due 09/01/2015	9,000	8,950

SCA Finans AB
4.500% due 07/15/2015	6,000	5,946

Sealed Air Corp.
5.625% due 07/15/2013	10,000	9,831

Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,569
6.200% due 04/15/2018	15,000	13,883

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,830

Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	7,219

Target Corp.
6.000% due 01/15/2018	6,000	5,691

Time Warner, Inc.
3.034% due 11/13/2009	1,600	1,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tyco Electronics Group S.A.
6.550% due 10/01/2017	$4,000	$3,853

Tyco International Group S.A.
6.000% due 11/15/2013	8,000	7,847

Tyco International Ltd.
7.000% due 12/15/2019	12,000	11,584

Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,648

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,201
6.875% due 02/15/2038	3,750	3,303

Viacom, Inc.
6.125% due 10/05/2017	4,000	3,632
6.250% due 04/30/2016	7,500	6,760

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	15,756

Whirlpool Corp.
6.500% due 06/15/2016	6,000	5,996

		537,109

UTILITIES 1.1%

AT&T, Inc.
6.300% due 01/15/2038	1,100	911

CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,453

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,483
6.860% due 10/01/2008	7,000	7,000

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,139

Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,888

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	14,845

Embarq Corp.
7.082% due 06/01/2016	4,600	3,731

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,766

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,513

Midwest Generation LLC
8.300% due 07/02/2009	5,444	5,516

PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	4,868

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,431
7.250% due 02/15/2011	2,450	2,303

Qwest Corp.
5.625% due 11/15/2008	200	199

Sempra Energy
6.150% due 06/15/2018	4,500	4,156

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,615

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,493
6.100% due 04/15/2018	8,600	7,950

		162,260

Total Corporate Bonds & Notes (Cost $3,542,093)		3,171,928

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	$1,000	$947

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,083

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,263

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	3,057

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.074% due 01/01/2014	930	496
0.136% due 01/01/2014	1,570	923

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	7,091

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	5,703

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,856
5.125% due 06/01/2047	700	463
5.750% due 06/01/2047	6,400	4,715

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	3,788

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,040

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	191

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,081
4.500% due 07/01/2024	2,000	1,750

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,215
4.500% due 01/01/2028	1,700	1,443

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	400	353

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,110
5.000% due 06/15/2038	8,100	7,566

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
0.035% due 12/15/2013	1,570	1,017

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,100	7,649
6.000% due 06/01/2042	8,900	6,909

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,452

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,700	1,628
6.125% due 06/01/2032	740	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	$1,000	$937

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,024

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,006

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	371

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	15,565

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,305	11,423

Will County, Illinois Community Unit School District No. 201 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	3,945

Total Municipal Bonds & Notes (Cost $125,579)		110,718

U.S. GOVERNMENT AGENCIES 59.2%

Fannie Mae
3.337% due 03/25/2036	2,981	2,966
3.407% due 10/27/2037	6,300	5,803
3.557% due 05/25/2042	20	20
3.817% due 04/01/2032	155	157
3.850% due 07/01/2035	427	430
3.911% due 06/01/2033	271	275
4.170% due 08/01/2035	394	396
4.273% due 04/01/2027	123	123
4.278% due 06/01/2043 - 10/01/2044	5,383	5,371
4.655% due 01/01/2035	46	47
4.668% due 05/25/2035	181	187
4.689% due 05/01/2035	1,243	1,252
5.000% due 06/25/2027 - 06/01/2038	396,710	387,082
5.093% due 04/01/2035	841	846
5.459% due 04/01/2033	1,090	1,116
5.496% due 05/01/2036	410	417
5.500% due 02/01/2033 - 10/01/2038	3,399,935	3,394,048
5.500% due 11/01/2036 (h)	130,863	130,640
5.950% due 02/25/2044	46	47
6.000% due 12/01/2028 - 10/01/2038	941,532	954,610
6.162% due 02/17/2009	10,000	10,013
6.360% due 10/01/2031	404	412
6.500% due 04/01/2014 - 09/01/2038	278,175	285,613

Federal Housing Administration
7.430% due 12/01/2020	67	68

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	770	753
2.718% due 02/15/2019	642	626
2.758% due 01/15/2037	394	382
2.838% due 12/15/2030	5,487	5,406
3.487% due 09/25/2031	1,537	1,439
4.278% due 10/25/2044 - 02/25/2045	7,717	7,436
4.478% due 07/25/2044	602	548
4.500% due 05/15/2017 - 07/15/2020	2,202	2,069
5.000% due 12/14/2018 - 01/15/2024	22,755	21,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.240% due 03/01/2034	$2,435	$2,435
5.250% due 08/15/2011	2,585	2,585
5.300% due 01/09/2012	30,000	30,164
5.445% due 06/01/2033	810	816
5.500% due 05/15/2016 - 09/01/2038	1,812,868	1,820,770
5.500% due 08/01/2038 (h)	1,652,421	1,645,215
6.000% due 05/01/2035 - 07/01/2038	22,160	22,501
6.500% due 01/25/2028	61	63
6.588% due 01/01/2034 - 10/01/2036	1,268	1,283
6.669% due 01/01/2034	1,244	1,249
6.699% due 09/01/2036	485	497
6.740% due 07/01/2036	442	452
7.000% due 10/15/2030	235	239

Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	146	145
4.750% due 12/20/2035	2,142	2,157
5.500% due 02/15/2037 - 10/01/2038	4,800	4,796
5.625% due 07/20/2035	113	114
6.000% due 10/01/2038 - 11/01/2038	166,000	168,147
6.500% due 05/15/2028 - 10/01/2038	2,578	2,644

Small Business Administration
5.490% due 03/01/2028	4,036	4,028
5.902% due 02/10/2018	6,039	6,064

Total U.S. Government Agencies (Cost $8,808,355)		8,938,570

U.S. TREASURY OBLIGATIONS 100.9%

Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	593,140	582,436
1.375% due 07/15/2018	317,288	292,401
1.625% due 01/15/2015	320,535	311,871
1.625% due 01/15/2018	386,222	364,980
1.750% due 01/15/2028	493,103	428,653
1.875% due 07/15/2013	1,164,864	1,160,951
1.875% due 07/15/2015	781,604	768,537
2.000% due 04/15/2012	526,205	527,315
2.000% due 01/15/2014	977,786	974,960
2.000% due 07/15/2014	595,425	593,286
2.000% due 01/15/2016	159,055	156,756
2.000% due 01/15/2026	666,515	607,050
2.375% due 04/15/2011	209,750	212,011
2.375% due 01/15/2017	143,303	144,188
2.375% due 01/15/2025	1,334,049	1,289,546
2.375% due 01/15/2027	267,203	257,475
2.500% due 07/15/2016	357,199	364,678
2.625% due 07/15/2017	544,934	560,303
3.000% due 07/15/2012	952,012	990,242
3.375% due 01/15/2012	143,979	150,964
3.375% due 04/15/2032	29,519	33,684
3.500% due 01/15/2011	967,552	1,005,801
3.625% due 04/15/2028	1,076,199	1,233,090
3.875% due 04/15/2029	1,008,627	1,200,581
4.250% due 01/15/2010	665,612	684,801

U.S. Treasury Bonds
4.375% due 02/15/2038	90,700	91,565
7.500% due 11/15/2024	3,224	4,391

U.S. Treasury Notes
2.500% due 03/31/2013	233,200	229,684
4.000% due 08/15/2018	4,800	4,866

Total U.S. Treasury Obligations (Cost $15,610,507)		15,227,066

MORTGAGE-BACKED SECURITIES 2.8%

American Home Mortgage Assets
3.397% due 05/25/2046	963	621

See Accompanying Notes	Semiannual Report	September 30, 2008	71

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.397% due 09/25/2046	$1,279	$784
3.417% due 10/25/2046	23,053	8,990

Banc of America Commercial Mortgage, Inc.
5.838% due 06/10/2049	10,000	8,524
5.936% due 02/10/2051	10,000	8,572

Banc of America Funding Corp.
4.625% due 02/20/2036	39,018	34,689
5.753% due 10/25/2036	900	548
5.837% due 01/25/2037	700	354
5.888% due 04/25/2037	500	288
6.129% due 01/20/2047	487	330

BCAP LLC Trust
3.377% due 01/25/2037	17,365	10,719

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	37,170	34,963
4.150% due 08/25/2035	7,192	6,782
4.476% due 02/25/2034	419	341
4.550% due 08/25/2035	12,870	12,309
4.734% due 01/25/2034	1,689	1,664
4.767% due 11/25/2030	259	254
4.837% due 01/25/2034	2,971	2,786
4.857% due 01/25/2035	7,070	6,465
5.474% due 05/25/2047	6,069	5,113
5.732% due 02/25/2036	1,170	893

Bear Stearns Alt-A Trust
5.370% due 05/25/2035	216	184
5.471% due 08/25/2036	900	497
5.504% due 09/25/2035	307	247

Chase Mortgage Finance Corp.
4.630% due 02/25/2037	698	643

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,287	2,061
4.248% due 08/25/2035	9,032	8,616
4.663% due 03/25/2034	1,141	1,084
4.748% due 08/25/2035	8,229	7,829
4.900% due 12/25/2035	2,036	1,942
5.666% due 07/25/2046	5,674	4,405
6.014% due 09/25/2037	3,255	2,277

Countrywide Alternative Loan Trust
3.368% due 02/20/2047	77	47
3.377% due 01/25/2037	1,500	690
3.382% due 12/20/2046	6,387	3,894
3.398% due 07/20/2046	18,960	11,705
3.855% due 12/25/2035	3,477	2,125
5.898% due 02/25/2037	15,784	11,017
6.000% due 01/25/2037	9,237	6,529
6.000% due 02/25/2037	376	275

Countrywide Home Loan Mortgage Pass-Through Trust
3.547% due 06/25/2035	10,928	9,179
5.230% due 01/20/2035	828	716
5.431% due 02/25/2047	1,292	846
5.547% due 04/20/2036	1,206	970
5.613% due 02/20/2036	638	427
5.620% due 03/25/2037	1,240	879

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	496

CS First Boston Mortgage Securities Corp.
4.452% due 04/25/2034	906	817

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	298

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.588% due 10/25/2035	832	544

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,155	1,100

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	127	115

GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	3,014	2,949

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
3.477% due 11/25/2045	$26	$16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	31,802	27,223

Harborview Mortgage Loan Trust
3.270% due 03/19/2037	1,931	1,191
3.378% due 08/21/2036	3,488	2,147
3.528% due 06/20/2035	965	625
4.805% due 04/19/2034	915	868

Homebanc Mortgage Trust
5.909% due 04/25/2037	1,600	871

Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	1,500	970

Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	703	391

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	48	45
3.407% due 06/25/2047	7,226	4,393
3.507% due 06/25/2037	1,245	663
5.000% due 08/25/2035	1,556	734
5.369% due 01/25/2036	819	641
5.425% due 09/25/2035	836	568
5.490% due 10/25/2035	691	469
5.975% due 06/25/2036	1,100	805

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	1,210	1,027
5.937% due 02/12/2049	13,000	11,111

JPMorgan Mortgage Trust
5.021% due 02/25/2035	632	551
5.375% due 08/25/2035	1,400	1,116

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,516

Lehman XS Trust
3.287% due 07/25/2046	2,562	2,518

Luminent Mortgage Trust
3.387% due 12/25/2036	4,653	2,936

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	5,947	3,761
3.788% due 11/21/2034	604	597
4.669% due 12/25/2033	471	479
5.157% due 12/25/2033	1,330	1,362

MASTR Alternative Loans Trust
3.607% due 03/25/2036	2,003	1,101

Mellon Residential Funding Corp.
2.838% due 11/15/2031	43	39
2.928% due 12/15/2030	596	554
3.158% due 10/20/2029	302	283

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,028	2,754

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	723	588

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	122	93
3.457% due 11/25/2035	96	85
4.207% due 10/25/2035	53	48

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	379

Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	909	579
5.820% due 03/25/2047	700	538
6.138% due 03/25/2047	1,100	713

Residential Accredit Loans, Inc.
3.387% due 06/25/2046	25,368	15,912
5.665% due 09/25/2035	1,142	889

Residential Asset Securitization Trust
3.657% due 12/25/2036	3,080	1,683

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 10/25/2036	$4,000	$2,226

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,533	4,125

Sequoia Mortgage Trust
3.380% due 10/19/2026	35	32

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	17	10
5.246% due 05/25/2036	1,500	680
5.375% due 11/25/2035	779	561
5.429% due 09/25/2036	1,500	1,265
5.535% due 08/25/2035	164	133
6.000% due 10/25/2037	1,221	806

Structured Asset Mortgage Investments, Inc.
3.277% due 08/25/2036	31	30
3.280% due 07/19/2035	542	434
3.327% due 08/25/2036	14,300	8,398
3.360% due 10/19/2034	15	11
3.397% due 07/25/2046	11,205	6,919
3.417% due 05/25/2046	9,513	5,848

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	947

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	813	759
3.327% due 09/25/2046	69	64

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	137	125

WaMu Mortgage Pass-Through Certificates
3.467% due 11/25/2045	7,907	5,016
3.497% due 07/25/2045	101	68
3.497% due 10/25/2045	173	110
3.555% due 03/25/2047	18,028	9,501
3.675% due 12/25/2046	7,926	4,200
3.747% due 12/25/2027	716	617
3.948% due 02/27/2034	3,026	2,860
4.055% due 11/25/2042	5	4
4.229% due 03/25/2034	648	624
4.329% due 07/25/2046	63	47
5.342% due 01/25/2037	6,031	4,791
5.542% due 04/25/2037	4,308	3,208
5.609% due 12/25/2036	3,859	2,763
5.668% due 05/25/2037	9,298	8,418
5.711% due 02/25/2037	11,387	8,408
5.760% due 03/25/2033	179	179

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	4,345	2,529

Total Mortgage-Backed Securities (Cost $448,062)		413,940

ASSET-BACKED SECURITIES 4.0%

ACE Securities Corp.
3.287% due 10/25/2036	203	201

American Express Credit Account Master Trust
3.438% due 08/15/2012	11,200	11,115

BA Credit Card Trust
3.068% due 04/15/2013	33,300	32,592
3.688% due 12/16/2013	49,400	48,558

Bear Stearns Asset-Backed Securities Trust
3.537% due 01/25/2036	832	784
3.657% due 03/25/2043	116	113

Bravo Mortgage Asset Trust
3.337% due 07/25/2036	364	358

Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	800	797

Chase Issuance Trust
2.508% due 03/15/2013	8,800	8,485
2.528% due 02/15/2013	250	239
2.738% due 09/15/2011	1,600	1,581

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.138% due 11/15/2011		$2,300	$2,282
3.238% due 08/17/2015		6,000	5,685
4.319% due 09/15/2015		14,000	13,965

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034		162	110

Ford Credit Auto Owner Trust
3.388% due 01/15/2011		1,500	1,484
3.908% due 06/15/2012		142,700	139,084

GSAMP Trust
3.327% due 12/25/2035		95	95

GSR Mortgage Loan Trust
3.307% due 11/25/2030		71	70

Lehman XS Trust
3.287% due 04/25/2046		4	4
3.287% due 11/25/2046		43	41
3.297% due 05/25/2046		676	664

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		2,066	2,035
3.257% due 05/25/2037		186	183
3.267% due 04/25/2037		231	229
3.327% due 02/25/2037		801	750

Morgan Stanley ABS Capital I
3.247% due 07/25/2036		147	146

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,215	1,007
6.000% due 07/25/2047		745	495

New Century Home Equity Loan Trust
3.277% due 08/25/2036		1,250	1,244

Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		8	7

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		71	67

SACO I, Inc.
3.267% due 05/25/2036		1,829	1,628

SLM Student Loan Trust
2.800% due 01/25/2018		470	469
4.173% due 04/25/2023		322,400	323,609

Soundview Home Equity Loan Trust
3.267% due 12/25/2036		198	196

USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,677

Total Asset-Backed Securities (Cost $605,949)			602,049

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
3.011% due 10/04/2011		17,150	17,205

Total Sovereign Issues (Cost $17,136)			17,205

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,400	4,757

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	24,644

Brazilian Government International Bond
10.250% due 01/10/2028		10,000	4,643

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

France Government Bond
3.750% due 04/25/2017	EUR	1,000	$1,358

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	3,779
5.500% due 09/15/2066	GBP	12,450	14,814
5.500% due 09/15/2067	EUR	500	422
6.500% due 09/15/2067	GBP	30,600	32,571

Green Valley Ltd.
8.562% due 01/10/2011	EUR	5,100	7,162

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		2,339	3,253
2.350% due 09/15/2019 (c)		11,857	15,912

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,061,760	27,059
1.100% due 12/10/2016		10,862,540	97,219
1.200% due 06/10/2017		14,603,940	130,776
1.200% due 12/10/2017		4,745,910	42,388
1.400% due 06/10/2018		7,519,060	68,113

Pylon Ltd.
6.469% due 12/18/2008	EUR	21,850	30,582
8.869% due 12/29/2008		40,700	56,882

Republic of Germany
4.250% due 07/04/2039		5,500	7,306

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	4,552

Silver Arrow S.A.
4.585% due 08/15/2014		6,944	9,719

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	400	76

United Kingdom Gilt
4.500% due 12/07/2042	GBP	1,000	1,769
4.750% due 12/07/2038		800	1,482

Total Foreign Currency-Denominated Issues (Cost $627,375)			591,238

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349

Bank of America Corp.
7.250% due 12/31/2049		16,000	13,364

Wachovia Corp.
7.500% due 12/31/2049		9,000	3,532

Total Convertible Preferred Stocks (Cost $36,775)			18,245

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.4%

CERTIFICATES OF DEPOSIT 0.9%

Nordea Bank Finland PLC
3.682% due 12/01/2008		$5,500	5,499

UBS AG
3.741% due 07/01/2010		6,200	5,583

Unicredito Italiano NY
3.088% due 05/18/2009		126,000	122,475

			133,557

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 0.7%

BNP Paribas
3.000% due 10/01/2008	$35,600	$35,600

Citibank N.A.
3.570% due 10/23/2008	25,300	25,245

Royal Bank of Scotland Group PLC
8.000% due 11/03/2008	42,900	42,585

		103,430

REPURCHASE AGREEMENTS 3.5%

Barclays Capital, Inc.
2.250% due 10/01/2008	277,600	277,600
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $282,793. Repurchase proceeds are $277,617.)

JPMorgan Chase Bank N.A.
0.100% due 10/06/2008	130,552	130,552
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.125% due 08/31/2012 valued at $130,893. Repurchase proceeds are $130,553.)

Merrill Lynch & Co., Inc.
0.050% due 10/06/2008	18,275	18,275
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2015 valued at $18,148. Repurchase proceeds are $18,275.)
0.500% due 10/06/2008	95,050	95,050
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $95,655. Repurchase proceeds are $95,051.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	6,625	6,625
(Dated 09/30/2008. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $6,761. Repurchase proceeds are $6,625.)

		528,102

U.S. TREASURY BILLS 4.3%
0.923% due 09/25/2008 - 12/26/2008 (b)(d)(e)(f)(g)	652,440	648,825

Total Short-Term Instruments (Cost $1,420,590)		1,413,914

PURCHASED OPTIONS (k) 0.0%
(Cost $4,340)		2,845

Total Investments 202.5% (Cost $31,310,940)		$30,556,179

Written Options (l) (0.2%) (Premiums $18,301)		(24,021)

Other Assets and Liabilities (Net) (102.3%)		(15,444,887)

Net Assets 100.0%		$15,087,271

See Accompanying Notes	Semiannual Report	September 30, 2008	73

Schedule of Investments  Real Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $5,212 have been pledged as collateral for foreign currency contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $144,838 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(f)	Securities with an aggregate market value of $281,849 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(g)	Securities with an aggregate market value of $3,688 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $133,333 at a weighted average interest rate of 3.140%. On September 30, 2008, securities valued at $261,116 were pledged as collateral for reverse repurchase agreements.
(i)	Cash of $74,859 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	852	$222
90-Day Euribor June Futures	Long	06/2009	1,187	(166)
90-Day Euribor March Futures	Long	03/2009	356	1,032
90-Day Euribor September Futures	Long	09/2009	1,192	313
90-Day Eurodollar December Futures	Long	12/2008	2,302	(1,989)
90-Day Eurodollar December Futures	Long	12/2009	5,003	3,763
90-Day Eurodollar June Futures	Long	06/2009	6,420	8,504
90-Day Eurodollar June Futures	Long	06/2010	1,800	1,879
90-Day Eurodollar March Futures	Long	03/2009	1,398	960
90-Day Eurodollar March Futures	Long	03/2010	4,627	4,203
90-Day Eurodollar September Futures	Long	09/2009	9,363	12,943
Euro-Bobl December Futures	Long	12/2008	50	57
Euro-Bund 10-Year Bond December Futures	Short	12/2008	1,839	(2,018)
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 124.000	Long	12/2008	1,785	77
Japan Government 10-Year Bond December Futures	Short	12/2008	250	1,515
U.S. Treasury 5-Year Note December Futures	Short	12/2008	547	500
U.S. Treasury 30-Year Bond December Futures	Short	12/2008	1,057	143
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	870	(1,690)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3,493	6,584
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,039	269
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	(12)
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	141	(122)

				$36,933

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp. 6.900% due 12/15/2017	(1.820%)	12/20/2017	RBS	9.136%	$5,000	$2,131	$0	$2,131
American Standard, Inc. 5.500% due 04/01/2015	(0.660%)	06/20/2015	BOA	0.592%	6,000	(25)	0	(25)
Amgen, Inc. 5.850% due 06/01/2017	(0.670%)	06/20/2017	DUB	0.749%	9,000	49	0	49
AutoZone, Inc. 5.875% due 10/15/2012	(0.529%)	12/20/2012	GSC	0.880%	4,100	55	0	55
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	5,000	(27)	0	(27)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	(1.780%)	12/20/2012	GSC	1.369%	8,500	(136)	0	(136)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	(0.640%)	12/20/2017	CSFB	1.400%	5,000	266	0	266
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(2.180%)	03/20/2018	BNP	1.400%	17,000	(961)	0	(961)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	(1.185%)	03/20/2018	RBS	1.400%	5,000	75	0	75
Black & Decker Corp. 7.125% due 06/01/2011	(0.680%)	12/20/2012	BOA	1.106%	800	13	0	13
Brookfield Asset Management, Inc. 5.800% due 04/25/2017	(2.180%)	06/20/2017	UBS	2.500%	7,500	149	0	149
Burlington Northern Santa Fe Corp. 5.650% due 05/01/2017	(0.720%)	06/20/2017	BCLY	0.434%	2,500	(52)	0	(52)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.210%)	09/20/2012	BEAR	4.685%	7,200	789	0	789
Capital One Financial Corp. 6.250% due 11/15/2013	(1.150%)	09/20/2012	JPM	4.685%	800	89	0	89

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	RBS	4.685%	$10,000	$1,099	$0	$1,099
Capital One Financial Corp. 6.250% due 11/15/2013	(1.200%)	09/20/2012	UBS	4.685%	10,000	1,099	0	1,099
Cardinal Health, Inc. 6.000% due 06/15/2017	(0.740%)	06/20/2017	DUB	0.711%	6,195	(14)	0	(14)
CenturyTel, Inc. 6.000% due 04/01/2017	(1.850%)	06/20/2017	BCLY	1.678%	10,803	(130)	0	(130)
Citigroup, Inc. 6.125% due 05/15/2018	(0.900%)	06/20/2018	BNP	2.656%	5,400	625	0	625
Citigroup, Inc. 6.125% due 05/15/2018	(0.850%)	06/20/2018	UBS	2.656%	2,300	274	0	274
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	10,000	513	0	513
Clorox Co. 6.125% due 02/01/2011	(0.470%)	12/20/2012	CITI	0.696%	2,300	20	0	20
Computer Sciences Corp. 6.500% due 03/15/2018	(0.870%)	03/20/2018	BCLY	0.671%	2,500	(39)	0	(39)
ConAgra Foods, Inc. 7.000% due 10/01/2028	(0.299%)	12/20/2012	GSC	0.445%	4,600	26	0	26
Constellation Energy Group, Inc. 4.550% due 06/15/2015	(0.960%)	06/20/2015	JPM	3.173%	2,200	225	0	225
Con-way, Inc. 7.250% due 01/15/2018	(1.834%)	03/20/2018	BOA	2.500%	10,000	423	0	423
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	5,000	135	0	135
CSX Corp. 6.250% due 03/15/2018	(1.050%)	03/20/2018	CSFB	1.556%	5,000	179	0	179
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.140%)	09/20/2018	BCLY	1.280%	6,000	57	0	57
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.180%)	09/20/2018	BCLY	1.280%	10,000	67	0	67
Erac USA Finance Co. 6.375% due 10/15/2017	(2.700%)	12/20/2017	GSC	4.180%	5,000	412	0	412
FirstEnergy Corp. 6.450% due 11/15/2011	(0.500%)	12/20/2011	CSFB	0.640%	2,500	10	0	10
GMAC LLC 6.875% due 08/28/2012	(4.800%)	09/20/2012	RBS	48.784%	10,000	5,125	0	5,125
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(0.970%)	03/20/2018	BNP	3.932%	7,500	1,303	0	1,303
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
HCP, Inc. 6.300% due 09/15/2016	(2.830%)	09/20/2016	JPM	3.498%	2,000	73	0	73
HCP, Inc. 6.700% due 01/30/2018	(2.260%)	03/20/2018	MSC	3.382%	5,000	344	0	344
Home Depot, Inc. 5.400% due 03/01/2016	(1.920%)	03/20/2016	GSC	1.641%	2,500	(43)	0	(43)
Hospira, Inc. 5.900% due 06/15/2014	(1.030%)	06/20/2014	MSC	0.713%	2,500	(41)	0	(41)
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	BNP	8.310%	2,500	547	0	547
International Lease Finance Corp. 6.625% due 11/15/2013	(1.600%)	12/20/2013	DUB	8.310%	4,100	897	0	897
International Lease Finance Corp. 6.625% due 11/15/2013	(1.530%)	12/20/2013	JPM	8.310%	3,900	862	0	862
Kimberly-Clark Corp. 6.875% due 02/15/2014	(0.320%)	12/20/2012	BEAR	0.404%	1,000	3	0	3
Kraft Foods, Inc. 6.125% due 02/01/2018	(0.860%)	03/20/2018	GSC	1.017%	4,000	45	0	45
Kraft Foods, Inc. 6.125% due 02/01/2018	(1.130%)	03/20/2018	RBS	1.017%	2,000	(17)	0	(17)
Kraft Foods, Inc. 6.125% due 08/23/2018	(1.040%)	06/20/2018	BOA	1.022%	3,700	(6)	0	(6)
Kraft Foods, Inc. 6.125% due 08/23/2018	(0.950%)	09/20/2018	GSC	1.026%	3,000	17	0	17
Kroger Co. 6.400% due 08/15/2017	(0.900%)	09/20/2017	BOA	0.675%	5,000	(83)	0	(83)
Lafarge S.A. 6.500% due 07/15/2016	(1.690%)	09/20/2016	BOA	3.174%	5,000	426	0	426
Ltd. Brands, Inc. 6.900% due 07/15/2017	(3.113%)	09/20/2017	MSC	3.100%	2,000	(3)	0	(3)
Macy’s Retail Holdings, Inc. 5.350% due 03/15/2012	(2.000%)	03/20/2012	JPM	2.083%	3,000	6	0	6
Macy’s Retail Holdings, Inc. 5.875% due 01/15/2013	(2.430%)	03/20/2013	BOA	2.280%	2,000	(13)	0	(13)
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.100%)	09/20/2017	DUB	2.375%	1,000	17	0	17
Macy’s Retail Holdings, Inc. 7.450% due 07/15/2017	(2.110%)	09/20/2017	DUB	2.375%	2,000	32	0	32
Macy’s Retail Holdings, Inc. 7.875% due 07/15/2015	(2.470%)	09/20/2015	MSC	2.375%	10,000	(58)	0	(58)
Marriott International, Inc. 4.625% due 06/15/2012	(0.640%)	12/20/2012	GSC	2.487%	2,100	143	0	143
Marriott International, Inc. 5.810% due 11/10/2015	(1.880%)	12/20/2015	DUB	2.572%	5,000	190	0	190
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(1.180%)	09/20/2015	BOA	0.699%	2,500	(72)	0	(72)
Masco Corp. 5.850% due 03/15/2017	(1.920%)	03/20/2017	CITI	2.550%	8,000	296	0	296
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	BCLY	4.388%	9,800	1,133	0	1,133
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.950%)	12/20/2012	BOA	4.388%	1,600	184	0	184
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.930%)	12/20/2012	JPM	4.388%	5,400	624	0	624

See Accompanying Notes	Semiannual Report	September 30, 2008	75

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	(0.920%)	12/20/2012	UBS	4.388%	$1,100	$128	$0	$128
Merrill Lynch & Co., Inc. 5.450% due 02/05/2013	(1.380%)	03/20/2013	BNP	4.321%	8,000	821	0	821
Morgan Stanley 6.000% due 04/28/2015	(1.040%)	06/20/2015	BCLY	9.326%	2,000	584	0	584
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	CITI	9.326%	10,000	2,859	0	2,859
Morgan Stanley 6.000% due 04/28/2015	(1.100%)	06/20/2015	DUB	9.326%	13,900	4,028	0	4,028
Morgan Stanley 6.000% due 04/28/2015	(1.210%)	06/20/2015	DUB	9.326%	4,000	1,144	0	1,144
Morgan Stanley 6.000% due 04/28/2015	(1.200%)	06/20/2015	GSC	9.326%	900	258	0	258
Motorola, Inc. 6.000% due 11/15/2017	(2.600%)	12/20/2017	DUB	2.696%	4,000	22	0	22
Newell Rubbermaid, Inc. 6.350% until 07/15/2008 and variable thereafter, due 07/15/2028	(0.319%)	12/20/2012	GSC	0.902%	4,200	94	0	94
Nucor Corp. 5.750% due 12/01/2017	(0.486%)	12/20/2017	CSFB	1.147%	4,000	190	0	190
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.570%)	06/20/2013	CITI	0.776%	1,500	13	0	13
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.690%)	06/20/2018	CITI	0.916%	3,500	60	0	60
Pearson Dollar Finance Two PLC 6.250% due 05/06/2018	(0.720%)	06/20/2018	DUB	0.916%	11,000	163	0	163
Pearson PLC 7.000% due 10/27/2014	(0.900%)	06/20/2013	CITI	0.776%	1,500	(8)	0	(8)
Pearson PLC 7.000% due 10/27/2014	(1.040%)	06/20/2018	CITI	0.916%	3,500	(34)	0	(34)
PPG Industries, Inc. 6.650% due 03/15/2018	(0.650%)	03/20/2018	BOA	1.192%	10,000	391	0	391
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	5,000	258	0	258
Prudential Financial, Inc. 6.100% due 06/15/2017	(0.870%)	06/20/2017	BCLY	3.993%	2,000	352	0	352
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	(3.250%)	09/20/2009	JPM	3.678%	12,500	39	0	39
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	BCLY	1.797%	10,600	150	0	150
Rexam PLC 6.750% due 06/01/2013	(1.450%)	06/20/2013	CITI	1.797%	3,000	42	0	42
Reynolds American, Inc. 7.250% due 06/01/2012	(1.100%)	06/20/2012	BCLY	1.355%	12,500	104	0	104
Reynolds American, Inc. 7.250% due 06/01/2013	(1.020%)	06/20/2013	DUB	1.552%	10,000	217	0	217
Rohm & Haas Co. 5.600% due 03/15/2013	(0.470%)	03/20/2013	DUB	0.333%	7,000	(40)	0	(40)
RPM International, Inc. 6.500% due 02/15/2018	(1.030%)	03/20/2018	BOA	1.263%	8,550	141	0	141
Ryder System, Inc. 6.000% due 03/01/2013	(0.850%)	03/20/2013	BOA	1.485%	1,100	28	0	28
Ryder System, Inc. 7.200% due 09/01/2015	(1.550%)	09/20/2015	BOA	1.570%	9,000	7	0	7
SCA Finans AB 4.500% due 07/15/2015	(0.810%)	09/20/2015	DUB	1.950%	6,000	383	0	383
Sealed Air Corp. 5.625% due 07/15/2013	(1.035%)	09/20/2013	BCLY	1.774%	10,000	322	0	322
Sempra Energy 6.150% due 06/15/2018	(0.580%)	06/20/2018	BOA	1.060%	3,000	108	0	108
Sempra Energy 6.150% due 06/15/2018	(0.550%)	06/20/2018	DUB	1.060%	1,500	57	0	57
Spectra Energy Capital LLC 5.668% due 08/15/2014	(0.750%)	09/20/2014	DUB	1.270%	10,000	264	0	264
Spectra Energy Capital LLC 6.200% due 04/15/2018	(0.975%)	06/20/2018	DUB	1.366%	15,000	429	0	429
Staples, Inc. 7.375% due 10/01/2012	(0.700%)	12/20/2012	MSC	1.373%	400	10	0	10
Starwood Hotels & Resorts Worldwide, Inc. 6.250% due 02/15/2013	(2.370%)	03/20/2013	BOA	2.784%	3,000	45	0	45
Target Corp. 6.000% due 01/15/2018	(1.200%)	03/20/2018	MSC	0.750%	7,000	(239)	0	(239)
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.550%)	06/20/2018	GSC	2.503%	3,200	208	0	208
Telecom Italia Capital S.A. 6.999% due 06/04/2018	(1.530%)	06/20/2018	JPM	2.503%	7,500	497	0	497
Tyco Electronics Group S.A. 6.550% due 10/01/2017	(0.950%)	12/20/2017	DUB	1.212%	4,000	74	0	74
Tyco International Group S.A. 6.000% due 11/15/2013	(0.750%)	12/20/2013	BOA	1.175%	8,000	155	0	155
Tyco International Ltd. 7.000% due 12/15/2019	(1.120%)	12/20/2019	BOA	1.498%	12,000	365	0	365
Union Pacific Corp. 5.650% due 05/01/2017	(0.810%)	06/20/2017	UBS	0.610%	5,000	(74)	0	(74)
Verizon Communications, Inc. 5.500% due 04/01/2017	(0.900%)	06/20/2017	GSC	0.851%	5,000	(19)	0	(19)
Viacom, Inc. 6.125% due 10/05/2017	(1.110%)	12/20/2017	BOA	1.715%	4,000	167	0	167
Viacom, Inc. 6.250% due 04/30/2016	(1.930%)	06/20/2016	BOA	1.690%	2,500	(39)	0	(39)
Viacom, Inc. 6.250% due 04/30/2016	(1.150%)	06/20/2016	DUB	1.690%	5,000	164	0	164
Whirlpool Corp. 6.500% due 06/15/2016	(1.060%)	06/20/2016	GSC	1.150%	6,000	32	0	32

						$34,246	$0	$34,246

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	1.992%	03/20/2013	DUB	14.972%	$10,000	$(3,366)	$0	$(3,366)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	CITI	1.357%	5,800	(131)	0	(131)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.720%	09/20/2012	JPM	1.357%	8,600	(195)	0	(195)
Chesapeake Energy Corp. 6.875% due 01/15/2016	2.100%	09/20/2013	CSFB	3.507%	14,700	(838)	0	(838)
Fannie Mae 5.250% due 08/01/2012	1.401%	03/20/2013	BNP	Defaulted	20,000	(693)	0	(693)
Fannie Mae 5.250% due 08/01/2012	1.580%	03/20/2013	BNP	Defaulted	2,500	(87)	0	(87)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	BCLY	28.870%	2,500	(1,075)	0	(1,075)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	JPM	28.870%	3,600	(1,545)	0	(1,545)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.800%	09/20/2012	MSC	28.870%	8,600	(3,699)	0	(3,699)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	2.560%	06/20/2012	UBS	28.735%	1,500	(652)	0	(652)
General Electric Capital Corp. 6.000% due 06/15/2012	1.010%	03/20/2013	BCLY	6.113%	4,700	(763)	0	(763)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	700	(21)	0	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	1,900	(56)	0	(56)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	BCLY	48.784%	3,200	(1,707)	0	(1,707)
GMAC LLC 6.875% due 08/28/2012	5.100%	09/20/2012	BOA	48.784%	15,000	(7,634)	0	(7,634)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	BOA	48.784%	1,200	(594)	0	(594)
GMAC LLC 6.875% due 08/28/2012	7.000%	09/20/2012	BOA	48.784%	7,000	(3,404)	0	(3,404)
GMAC LLC 6.875% due 08/28/2012	3.400%	06/20/2011	GSC	57.233%	1,100	(573)	0	(573)
GMAC LLC 6.875% due 08/28/2012	3.050%	09/20/2012	GSC	48.784%	11,300	(6,028)	0	(6,028)
GMAC LLC 6.875% due 08/28/2012	6.310%	09/20/2012	GSC	48.784%	9,300	(4,599)	0	(4,599)
GMAC LLC 6.875% due 08/28/2012	5.400%	09/20/2012	JPM	48.784%	3,100	(1,567)	0	(1,567)
GMAC LLC 6.875% due 08/28/2012	5.450%	09/20/2012	JPM	48.784%	3,100	(1,565)	0	(1,565)
GMAC LLC 6.875% due 08/28/2012	6.300%	09/20/2012	MLP	48.784%	18,600	(9,200)	0	(9,200)
GMAC LLC 6.875% due 08/28/2012	6.850%	06/20/2012	MSC	50.152%	5,700	(2,781)	0	(2,781)
GMAC LLC 6.875% due 08/28/2012	3.620%	06/20/2011	UBS	57.233%	5,000	(2,546)	0	(2,546)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.770%	09/20/2012	BCLY	4.610%	7,000	(850)	0	(850)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.740%	09/20/2012	CSFB	4.610%	5,100	(624)	0	(624)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.750%	09/20/2012	MSC	4.610%	2,100	(256)	0	(256)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.780%	09/20/2012	RBS	4.610%	2,000	(242)	0	(242)
Indonesia Government International Bond 6.750% due 03/10/2014	0.510%	12/20/2008	DUB	1.074%	36,500	(42)	0	(42)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	11,700	3	0	3
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.120%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.200%	09/20/2012	BNP	Defaulted	3,200	(2,703)	0	(2,703)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	JPM	Defaulted	8,700	(7,350)	0	(7,350)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.660%	09/20/2012	RBS	Defaulted	7,000	(5,902)	0	(5,902)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	BCLY	0.829%	26,300	(9)	0	(9)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	4,000	(2)	0	(2)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	12/20/2008	MSC	0.829%	8,900	(3)	0	(3)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	7,000	8	0	8
Peru Government International Bond 8.750% due 11/21/2033	0.350%	12/20/2008	BCLY	0.350%	17,900	18	0	18
Russia Government International Bond 7.500% due 03/31/2030	0.330%	12/20/2008	BCLY	2.248%	17,900	(61)	0	(61)
Russia Government International Bond 7.500% due 03/31/2030	0.325%	12/20/2008	DUB	2.248%	19,000	(66)	0	(66)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	5,000	(336)	0	(336)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	8,000	(544)	0	(544)
SLM Corp. 5.125% due 08/27/2012	4.750%	03/20/2009	UBS	19.698%	25,000	(1,282)	0	(1,282)
Ukraine Government International Bond 7.650% due 06/11/2013	0.780%	12/20/2008	BCLY	5.144%	17,900	(137)	0	(137)
Ukraine Government International Bond 7.650% due 06/11/2013	0.790%	12/20/2008	DUB	5.144%	19,000	(145)	0	(145)
Vnesheconom 0.000% due 07/12/2009	0.650%	11/20/2008	BCLY	7.579%	11,000	(80)	0	(80)

						$(78,627)	$0	$(78,627)

See Accompanying Notes	Semiannual Report	September 30, 2008	77

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-8 Index	(2.750%)	06/20/2012	BCLY	$11,484	$1,309	$523	$786
CDX.HY-8 Index	(2.750%)	06/20/2012	BEAR	48,520	5,531	1,590	3,941
CDX.HY-8 Index	(2.750%)	06/20/2012	BOA	137,263	15,646	4,301	11,345
CDX.HY-8 Index	(2.750%)	06/20/2012	DUB	2,178	248	98	150
CDX.HY-8 Index	(2.750%)	06/20/2012	MLP	89,397	10,190	3,429	6,761
CDX.HY-8 Index	(2.750%)	06/20/2012	UBS	31,779	3,622	1,370	2,252
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BCLY	26,400	1,395	364	1,031
CDX.IG-8 5 Year Index	(0.350%)	06/20/2012	BOA	13,000	687	166	521
CDX.IG-9 5 Year Index	(0.600%)	12/20/2012	RBS	29,300	1,266	457	809
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BCLY	224,400	12,217	1,797	10,420
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	BOA	38,200	2,080	168	1,912
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	62,700	3,414	278	3,136
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	17,600	958	81	877
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	MSC	151,800	8,264	1,948	6,316
CDX.IG-9 10 Year Index 3-7%	(6.550%)	12/20/2017	GSC	22,700	5,072	0	5,072
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	949,300	5,244	(4,289)	9,533
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	326,200	1,802	(2,698)	4,500
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	285,000	1,574	(1,615)	3,189
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	354,100	1,956	(3,582)	5,538
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	BCLY	73,900	126	(2,928)	3,054
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	67,900	116	(1,931)	2,047
CDX.XO-8 Index	(1.400%)	06/20/2012	BOA	6,400	790	260	530

					$83,507	$(213)	$83,720

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-9 Index 25-35%	6.385%	12/20/2012	GSC	$10,800	$155	$0	$155
CDX.HY-9 Index 25-35%	6.450%	12/20/2012	JPM	15,000	201	0	201
CDX.HY-9 Index 25-35%	6.510%	12/20/2012	MLP	10,600	165	0	165
CDX.HY-9 Index 25-35%	6.690%	12/20/2012	MLP	8,200	202	0	202
CDX.HY-9 Index 25-35%	6.570%	12/20/2012	MSC	2,800	58	0	58
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	6,500	29	0	29
CDX.IG-9 5 Year Index 15-30%	1.130%	12/20/2012	MSC	4,800	79	0	79
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	13,000	(72)	(119)	47
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	84,990	(8,846)	(13,398)	4,552

					$(8,029)	$(13,517)	$5,488

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	$(1,119)	$483	$(1,602)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(2,438)	(348)	(2,090)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		217,600	(9,365)	(19)	(9,346)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		6,000	(94)	(30)	(64)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		427,200	(6,653)	(1,671)	(4,982)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		40,800	(636)	(118)	(518)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	24	30	(6)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	294	237	57

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	06/15/2009	CITI	AUD	145,000	$345	$143	$202
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		15,900	65	(36)	101
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		468,200	5,147	(145)	5,292
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		$684,000	5,603	4,966	637
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		421,100	2,844	2,842	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		594,800	4,018	3,117	901
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		122,500	(722)	(1,290)	568
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		56,200	(332)	(1,007)	675
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		459,200	(2,707)	(4,969)	2,262
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		303,100	(11,533)	7,706	(19,239)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		1,100	(42)	(34)	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	JPM		112,900	(4,295)	2,938	(7,233)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		61,200	(2,329)	(1,914)	(415)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		78,400	(2,983)	(2,416)	(567)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(5,279)	7,930	(13,209)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(654)	178	(832)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(109)	(1)	(108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		93,900	(3,417)	362	(3,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(8,754)	1,453	(10,207)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		24,200	(881)	(309)	(572)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		46,000	2,102	(1,343)	3,445
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		56,900	(2,069)	(694)	(1,375)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		8,400	(306)	(500)	194
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		220,000	(7,999)	780	(8,779)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		301,350	(13,433)	(5,488)	(7,945)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		222,300	(9,909)	(8,016)	(1,893)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		17,800	(794)	(802)	8
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CSFB		74,500	(3,321)	(2,553)	(768)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		4,900	(218)	(401)	183
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		231,000	(10,296)	(5,779)	(4,517)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,300	(414)	(598)	184
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		56,400	(2,514)	(2,812)	298
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	BCLY	AUD	162,000	944	80	864
Pay	6-Month AUD Bank Bill	7.000%	12/15/2009	MSC		169,500	988	91	897
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	CITI		53,500	(165)	(36)	(129)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB		209,600	(646)	(184)	(462)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	JPM		35,800	(111)	(22)	(89)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	RBC		21,900	(68)	(25)	(43)
Pay	6-Month AUD Bank Bill	7.000%	06/15/2010	DUB		530,800	2,455	65	2,390
Pay	6-Month AUD Bank Bill	7.500%	06/15/2011	DUB		83,700	1,605	(1,008)	2,613
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	CITI		20,900	(166)	144	(310)
Receive	6-Month AUD Bank Bill	6.500%	06/15/2017	DUB		14,300	(112)	124	(236)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	BCLY		20,200	(460)	16	(476)
Receive	6-Month AUD Bank Bill	6.750%	12/15/2017	MSC		21,200	(483)	8	(491)
Receive	6-Month AUD Bank Bill	7.000%	03/15/2019	UBS		28,600	(1,303)	25	(1,328)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	(965)	(90)	(875)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	(834)	(78)	(756)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	74	(76)	150
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	RBS		5,600	(25)	(30)	5
Pay	6-Month EUR-LIBOR	5.000%	03/18/2019	HSBC		37,500	1,434	1,553	(119)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	(1,885)	(1,245)	(640)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	(1,054)	(854)	(200)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	1,671	1,606	65
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		54,200	(274)	663	(937)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		48,500	(246)	(1,509)	1,263
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		28,900	(445)	242	(687)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		39,200	(603)	259	(862)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		35,000	(540)	(136)	(404)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		22,500	(307)	(411)	104
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		11,700	(49)	(292)	243
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		26,900	(113)	(592)	479
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		108,300	(455)	(2,397)	1,942
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		10,200	(43)	(256)	213
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		42,400	1,052	933	119
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		19,300	479	407	72
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		35,600	2,891	1,103	1,788
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		17,000	(500)	(111)	(389)
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	RBS		24,400	(718)	(286)	(432)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	BCLY		2,300	(388)	(234)	(154)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		33,200	(5,603)	(3,512)	(2,091)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	33,800,000	(54)	(728)	674
Pay	28-Day MXN TIIE	8.720%	09/05/2016	BCLY	MXN	210,000	(74)	0	(74)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	CITI		476,300	(1,595)	90	(1,685)
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC		11,800	(39)	(2)	(37)
Pay	28-Day MXN TIIE	8.330%	02/14/2017	BCLY		132,800	(346)	0	(346)

See Accompanying Notes	Semiannual Report	September 30, 2008	79

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	EUR-HICP ex-Tobacco Index	2.275%	10/15/2016	UBS	EUR	33,900	$(606)	$0	$(606)
Pay	France CPI ex-Tobacco Index	2.040%	03/15/2010	BCLY		50,000	(221)	0	(221)
Pay	France CPI ex-Tobacco Index	2.103%	09/14/2010	BNP		60,000	(497)	0	(497)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP		52,200	(427)	(115)	(312)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		8,800	(70)	(2)	(68)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		22,700	(104)	12	(116)
Pay	France CPI ex-Tobacco Index	2.040%	02/21/2011	BNP		33,900	(527)	0	(527)
Pay	France CPI ex-Tobacco Index	2.100%	03/13/2011	DUB		4,800	(72)	0	(72)
Pay	France CPI ex-Tobacco Index	2.028%	10/15/2011	JPM		31,400	(707)	0	(707)
Pay	France CPI ex-Tobacco Index	2.095%	10/15/2011	UBS		27,800	(488)	0	(488)
Pay	France CPI ex-Tobacco Index	1.970%	12/15/2011	JPM		6,900	(241)	0	(241)
Pay	France CPI ex-Tobacco Index	1.976%	12/15/2011	GSC		40,900	(1,520)	(85)	(1,435)
Pay	France CPI ex-Tobacco Index	1.988%	12/15/2011	BNP		72,600	(2,307)	0	(2,307)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		5,900	(233)	4	(237)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		12,600	(502)	7	(509)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP		5,200	(189)	11	(200)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		5,900	(243)	0	(243)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		6,900	(296)	0	(296)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		3,000	(122)	0	(122)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		2,200	(93)	1	(94)
Pay	France CPI ex-Tobacco Index	1.980%	04/30/2012	BCLY		9,200	(382)	0	(382)
Pay	France CPI ex-Tobacco Index	2.238%	06/20/2012	BCLY		17,000	(424)	0	(424)
Pay	France CPI ex-Tobacco Index	2.098%	09/28/2012	BNP		33,000	(1,223)	0	(1,223)
Pay	France CPI ex-Tobacco Index	2.150%	01/19/2016	BNP		75,000	(2,825)	46	(2,871)
Pay	France CPI ex-Tobacco Index	2.350%	10/15/2016	UBS		33,100	(592)	0	(592)
Pay	France CPI ex-Tobacco Index	2.353%	10/15/2016	JPM		30,000	(439)	0	(439)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	(4,352)	0	(4,352)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	(251)	12	(263)
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	(1,108)	23	(1,131)
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	(3,746)	0	(3,746)
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(2,704)	0	(2,704)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(3,132)	0	(3,132)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(911)	0	(911)
Pay	USD-CPI Urban Consumers Index	2.538%	01/16/2013	BCLY		$45,000	124	0	124
Pay	USD-CPI Urban Consumers Index	2.790%	10/07/2015	BNP		50,000	605	0	605
Pay	USD-CPI Urban Consumers Index	2.710%	01/08/2018	BNP		40,000	659	0	659
Pay	USD-CPI Urban Consumers Index	2.970%	03/05/2018	GSC		39,000	1,699	0	1,699
Pay	USD-CPI Urban Consumers Index	2.980%	03/06/2018	MSC		6,900	289	0	289

							$(130,427)	$(16,919)	$(113,508)

(k)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$124.000	11/21/2008	3,038	$55	$49
Call - CBOT U.S. Treasury 10-Year Note December Futures	136.000	11/21/2008	1,994	36	31
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	3,464	63	54
Call - CBOT U.S. Treasury 30-Year Bond December Futures	139.000	11/21/2008	5,147	93	75
Call - CBOT U.S. Treasury 30-Year Bond December Futures	140.000	11/21/2008	1,609	29	23
Put - CBOT U.S. Treasury 5-Year Note December Futures	101.500	11/21/2008	81	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,642	30	26
Put - CBOT U.S. Treasury 30-Year Bond December Futures	89.000	11/21/2008	643	12	10
Put - CBOT U.S. Treasury 30-Year Bond December Futures	90.000	11/21/2008	2,305	42	38

				$361	$308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 170,800	$1,879	$1,369
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	23,300	249	172
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	116
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	89
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	410
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	316

							$3,328	$2,472

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 5.500% due 10/01/2038	$106.000	10/07/2008	$2,000	$0	$0
Call - OTC Freddie Mac 5.50 3/40% due 11/01/2038	107.500	11/06/2008	2,354,000	265	0

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Options on Securities (Cont.)
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2038	$79.000	10/07/2008	$200,000	$24	$0
Put - OTC Fannie Mae 5.500% due 12/01/2038	75.000	12/04/2008	500	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2038	82.000	11/06/2008	495,200	56	2
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	93.313	10/17/2008	700,000	55	9
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	90.000	10/17/2008	1,000,000	78	18
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.375	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	92.000	10/17/2008	119,200	9	5
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	98.750	10/06/2008	4,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	96.000	10/17/2008	750,000	59	13
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	101.750	10/06/2008	5,000	0	0
Put - OTC Treasury Inflation Protected Securities 3.500% due 01/15/2011	97.000	10/17/2008	685,900	54	9
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	98.000	10/17/2008	650,000	51	9

				$651	$65

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	3,529	$2,330	$2,851
Call - CBOT U.S. Treasury 10-Year Note December Futures	119.000	11/21/2008	125	84	76
Call - CBOT U.S. Treasury 30-Year Bond December Futures	120.000	11/21/2008	362	299	542
Call - CBOT U.S. Treasury 30-Year Bond December Futures	121.000	11/21/2008	451	400	552
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	3,634	1,852	4,675
Put - CBOT U.S. Treasury 30-Year Bond December Futures	111.000	11/21/2008	362	265	270

				$5,230	$8,966

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 74,000	$1,950	$1,634
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	100
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	112
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	3,788
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,672
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	145
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	111
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	602	516
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	3,845
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	1,697

							$11,871	$13,935

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 11/01/2038	$99.719	10/24/2008	$60,000	$600	$977
Put - OTC Fannie Mae 6.000% due 11/01/2038	99.719	10/24/2008	60,000	600	143

				$1,200	$1,120

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	32,564	166,400	27,489
Closing Buys	(6,965)	(457,400)	(20,670)
Expirations	(29,119)	(1,053,600)	(56,932)
Exercised	0	0	0

Balance at 09/30/2008	8,463	$506,400	$18,301

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	10/01/2038	$218,000	$215,238	$212,175
Fannie Mae	5.500%	10/01/2023	4,800	4,888	4,838
Fannie Mae	5.500%	10/01/2038	246,467	242,549	245,504
Freddie Mac	5.000%	10/01/2038	200	197	195
Freddie Mac	5.500%	09/01/2038	890,000	862,918	901,820

See Accompanying Notes	Semiannual Report	September 30, 2008	81

Schedule of Investments  Real Return Fund  (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Freddie Mac	5.500%	10/01/2038	$2,411,100	$2,400,410	$2,395,655
Freddie Mac	6.000%	10/01/2038	92,500	93,425	93,555
Ginnie Mae	5.500%	10/01/2038	6,000	6,040	5,995
U.S. Treasury Bonds	5.000%	05/15/2037	325,600	366,462	367,462
U.S. Treasury Bonds	7.500%	11/15/2024	15,100	20,803	21,023
U.S. Treasury Notes	2.500%	03/31/2013	513,200	501,780	507,494
U.S. Treasury Notes	3.250%	12/31/2009	93,300	94,558	95,648
U.S. Treasury Notes	3.500%	02/15/2018	306,200	298,462	301,860
U.S. Treasury Notes	3.625%	12/31/2012	30,710	31,820	32,112
U.S. Treasury Notes	4.000%	02/15/2015	27,200	28,378	28,617
U.S. Treasury Notes	4.000%	08/15/2018	12,800	13,101	13,041
U.S. Treasury Notes	4.125%	08/31/2012	123,600	129,784	130,864
U.S. Treasury Notes	4.125%	05/15/2015	8,750	9,265	9,375
U.S. Treasury Notes	4.250%	08/15/2014	97,800	103,552	104,933
U.S. Treasury Notes	4.250%	08/15/2015	7,800	8,289	8,303
U.S. Treasury Notes	4.500%	02/15/2016	108,600	116,777	116,581
U.S. Treasury Notes	4.750%	05/15/2014	201,500	219,755	224,154
U.S. Treasury Notes	4.750%	08/15/2017	110,300	120,175	119,005
U.S. Treasury Notes	4.875%	08/15/2016	123,550	135,707	134,770
U.S. Treasury Notes	5.125%	05/15/2016	71,300	78,926	79,891

				$6,103,259	$6,154,870

(6)	Market value includes $21,659 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	2,235	10/2008	$154	$0	$154
Sell	BRL	BCLY	18,710	12/2008	1,225	0	1,225
Sell		HSBC	104,872	12/2008	5,211	0	5,211
Buy		JPM	217,373	12/2008	0	(2,820)	(2,820)
Buy		MSC	100,304	12/2008	0	(7,177)	(7,177)
Sell		MSC	78,463	12/2008	2,528	0	2,528
Sell		UBS	13,284	12/2008	602	0	602
Buy	CAD	RBC	282	10/2008	0	(3)	(3)
Sell	CHF	MSC	10,851	12/2008	112	0	112
Buy	CNY	BCLY	158,605	12/2008	0	(187)	(187)
Buy		BCLY	51,344	07/2009	0	(598)	(598)
Buy		DUB	138,073	07/2009	0	(1,520)	(1,520)
Buy		HSBC	74,825	07/2009	0	(673)	(673)
Buy		BCLY	198,206	09/2009	0	(805)	(805)
Buy		HSBC	197,458	09/2009	0	(763)	(763)
Buy	EUR	BCLY	4,159	10/2008	0	(222)	(222)
Buy		BOA	40,031	10/2008	0	(2,744)	(2,744)
Buy		CITI	15,474	10/2008	0	(886)	(886)
Sell		CITI	79,213	10/2008	0	(258)	(258)
Buy		CSFB	18,257	10/2008	0	(1,112)	(1,112)
Buy		GSC	7,904	10/2008	0	(491)	(491)
Buy		JPM	1,534	10/2008	0	(89)	(89)
Sell		UBS	165,639	10/2008	9,236	0	9,236
Buy	GBP	BCLY	7,279	10/2008	0	(277)	(277)
Buy		CITI	31,986	10/2008	0	(1,240)	(1,240)
Buy		CSFB	18,818	10/2008	0	(1,490)	(1,490)
Buy		JPM	4,002	10/2008	0	(313)	(313)
Buy		MSC	38,696	10/2008	0	(2,954)	(2,954)
Buy		RBS	6,705	10/2008	0	(532)	(532)
Buy		UBS	9,711	10/2008	0	(769)	(769)
Sell		UBS	141,113	11/2008	4,865	0	4,865
Sell	JPY	BCLY	879,560	10/2008	50	0	50
Sell		DUB	33,708,188	10/2008	0	(6,011)	(6,011)
Sell		UBS	66,874	10/2008	0	(9)	(9)
Sell		BCLY	879,560	11/2008	16	0	16
Sell	MXN	BCLY	146,506	11/2008	888	0	888
Buy		DUB	20,532	11/2008	0	(80)	(80)
Buy		JPM	381,193	11/2008	0	(2,115)	(2,115)
Sell		JPM	231,576	11/2008	909	0	909
Buy		MSC	20,298	11/2008	0	(79)	(79)
Buy	MYR	BCLY	36,945	11/2008	0	(734)	(734)
Sell		BCLY	83,164	11/2008	0	(254)	(254)
Buy		DUB	135	11/2008	0	(2)	(2)
Buy		JPM	101	11/2008	0	(2)	(2)
Buy		JPM	45,351	02/2009	0	(893)	(893)

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	NZD	BCLY	4,578	10/2008	$0	$(142)	$(142)
Sell	PHP	BCLY	689,996	11/2008	0	(151)	(151)
Buy		HSBC	188,000	11/2008	0	(260)	(260)
Buy		JPM	188,500	11/2008	0	(228)	(228)
Buy		BCLY	43,600	02/2009	0	(45)	(45)
Buy		DUB	21,200	02/2009	0	(29)	(29)
Buy		HSBC	52,500	02/2009	0	(57)	(57)
Buy		JPM	73,919	02/2009	0	(59)	(59)
Buy		MLP	16,600	02/2009	0	(22)	(22)
Buy		MSC	58,600	02/2009	0	(66)	(66)
Buy		RBS	16,200	02/2009	0	(22)	(22)
Buy		LEH	11,100	12/2010	0	(12)	(12)
Sell		LEH	11,100	12/2010	0	(6)	(6)
Buy	PLN	HSBC	130,931	05/2009	0	(4,812)	(4,812)
Sell	RUB	BCLY	1,332,260	11/2008	1,414	0	1,414
Buy		DUB	1,036,669	11/2008	0	(1,831)	(1,831)
Buy		HSBC	416,610	11/2008	0	(838)	(838)
Sell		HSBC	748,678	11/2008	816	0	816
Buy		JPM	618,250	11/2008	0	(1,057)	(1,057)
Buy		HSBC	17,945	05/2009	0	(54)	(54)
Sell	SEK	RBS	5,030	10/2008	33	0	33
Buy	SGD	BCLY	16,555	11/2008	0	(542)	(542)
Buy		BOA	16,358	11/2008	0	(633)	(633)
Buy		CITI	1,490	11/2008	0	(22)	(22)
Buy		DUB	17,234	11/2008	0	(581)	(581)
Buy		JPM	1,527	11/2008	0	(22)	(22)
Buy		UBS	16,282	11/2008	0	(625)	(625)

					$28,059	$(50,218)	$(22,159)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$1,349	$30,550,539	$4,291	$30,556,179
Short Sales, at value	0	(6,133,211)	0	(6,133,211)
Other Financial Instruments ++	36,932	(90,048)	(26,127)	(79,243)

Total	$38,281	$24,327,280	$(21,836)	$24,343,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$6,330	$4,146	$0	$0	$(121)	$(6,064)	$4,291
Other Financial Instruments ++	(10,099)	0	0	0	(17,845)	1,817	(26,127)

Total	$(3,769)	$4,146	$0	$0	$(17,966)	$(4,247)	$(21,836)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2008	83

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

CSC Holdings, Inc.
4.569% due 03/30/2013	$2,487	$2,203

Daimler Finance North America LLC
6.820% due 08/03/2012	15,741	10,692

HCA, Inc.
6.012% due 11/18/2013	3,656	3,215

MGM Mirage
3.409% due 10/03/2011	1,800	1,612
3.418% due 10/03/2011	1,800	1,613
3.437% due 10/03/2011	1,080	968
3.671% due 10/03/2011	2,700	2,329
3.805% due 10/03/2011	720	514
4.010% due 10/03/2011	900	776

NRG Energy, Inc.
2.701% due 02/01/2013	316	279
4.196% due 02/01/2013	155	137
5.262% due 02/01/2013	490	433

Total Bank Loan Obligations (Cost $30,613)		24,771

CORPORATE BONDS & NOTES 23.7%

BANKING & FINANCE 18.6%

Allstate Life Global Funding II
3.461% due 05/21/2010	39,100	38,910

American Express Bank FSB
2.507% due 06/12/2009	12,700	12,529
3.248% due 06/22/2009	3,000	2,959
5.500% due 04/16/2013	13,100	12,001

American Express Centurion Bank
2.568% due 07/13/2010	5,300	4,856

American Express Credit Corp.
2.546% due 03/02/2009	900	881
5.109% due 05/27/2010	19,000	17,876
5.875% due 05/02/2013	7,800	7,196

American Honda Finance Corp.
3.194% due 02/05/2010	5,000	4,997

American International Group, Inc.
2.833% due 01/29/2010	26,800	17,433

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,507

Bank of America N.A.
2.819% due 06/12/2009	12,700	12,640
3.404% due 05/12/2010	49,600	48,974

Bank of Ireland
2.926% due 12/18/2009	5,200	5,152
3.072% due 12/19/2008	12,800	12,780

Bear Stearns Cos. LLC
2.901% due 02/23/2010	17,200	16,937
3.014% due 08/15/2011	4,000	3,887
3.061% due 07/16/2009	12,300	12,215
6.950% due 08/10/2012	10,000	10,111

Calabash Re Ltd.
13.719% due 01/08/2010	2,300	2,376

CIT Group, Inc.
2.946% due 01/30/2009	19,100	17,209

Citigroup Funding, Inc.
3.852% due 05/07/2010	22,600	21,321

Citigroup, Inc.
2.836% due 01/30/2009	21,000	20,780
3.809% due 12/26/2008	9,700	9,633

Credit Agricole S.A.
2.809% due 05/28/2009	14,300	14,243

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	1,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
2.862% due 05/10/2010	$5,200	$5,070
3.712% due 05/22/2013	11,100	10,605

Glitnir Banki HF
3.046% due 04/20/2010	6,000	5,171

GMAC LLC
4.054% due 05/15/2009	5,900	4,269

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	1,000	948
3.250% due 12/23/2008	900	887
3.294% due 12/22/2008	5,200	5,126
3.300% due 06/23/2009	41,910	39,844
4.069% due 06/28/2010	5,260	4,694

HSBC Finance Corp.
2.846% due 10/21/2009	5,000	4,745
2.899% due 03/12/2010	3,200	3,004
2.954% due 12/05/2008	1,600	1,592
3.087% due 11/16/2009	4,000	3,933

John Deere Capital Corp.
3.567% due 06/10/2011	1,100	1,103

JPMorgan Chase & Co.
2.537% due 05/07/2010	19,100	18,898

KeyBank N.A.
5.061% due 06/02/2010	19,900	19,812

Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	700	91
3.011% due 12/23/2010 (a)	9,700	1,261

Longpoint Re Ltd.
8.069% due 05/08/2010	3,300	3,358

Merrill Lynch & Co., Inc.
3.048% due 02/06/2009	2,660	2,611
4.610% due 05/20/2009	6,700	6,542
5.054% due 05/12/2010	33,900	32,713
6.050% due 08/15/2012	10,400	9,760

Metropolitan Life Global Funding I
2.847% due 05/17/2010	19,100	18,858

Morgan Stanley
2.852% due 05/07/2009	9,700	8,411
2.912% due 02/09/2009	12,100	10,546
4.904% due 05/14/2010	17,200	12,562

Mystic Re Ltd.
12.811% due 06/07/2011	700	716

National Australia Bank Ltd.
2.791% due 10/01/2008	2,000	2,000
2.858% due 09/11/2009	8,900	8,879
3.252% due 02/08/2010	31,400	31,375

Pricoa Global Funding I
3.613% due 06/04/2010	27,800	27,674

Rabobank Nederland NV
2.791% due 04/06/2009	6,700	6,696
2.811% due 01/15/2009	14,800	14,790
3.209% due 05/19/2010	30,300	30,230

Residential Reinsurance 2007 Ltd.
9.561% due 06/06/2011	2,000	2,024
13.061% due 06/07/2010	3,400	3,505

Santander U.S. Debt S.A. Unipersonal
2.858% due 02/06/2009	19,200	19,148

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,564

UBS AG
3.714% due 05/05/2010	40,600	40,444

Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	13,570	13,559

Ventas Realty LP
6.750% due 06/01/2010	4,960	4,960
8.750% due 05/01/2009	3,000	3,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Vita Capital III Ltd.
3.891% due 01/01/2011	$2,200	$2,131

Wachovia Bank N.A.
2.811% due 02/23/2009	7,900	7,510
3.250% due 03/23/2009	3,300	3,105
3.704% due 05/14/2010	32,000	26,206

Wells Fargo & Co.
3.188% due 03/22/2010	7,600	7,531

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	997

		854,714

INDUSTRIALS 3.7%

Comcast Corp.
3.088% due 07/14/2009	2,100	2,055

CVS Caremark Corp.
3.111% due 06/01/2010	7,800	7,473

Daimler Finance North America LLC
3.169% due 03/13/2009	3,800	3,786

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,700
6.375% due 10/01/2011	1,900	1,753
7.000% due 10/01/2013	500	434

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,525	1,548

General Mills, Inc.
2.921% due 01/22/2010	8,000	7,893

GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,000	9,963

HJ Heinz Co.
6.428% due 12/01/2020	13,500	13,524

Honeywell International, Inc.
2.845% due 07/27/2009	20,600	20,513

International Business Machines Corp.
3.375% due 07/28/2011	8,400	8,398

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,432

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,079

Reynolds American, Inc.
3.519% due 06/15/2011	9,600	9,145

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,886

Southern Co.
3.511% due 08/20/2010	5,300	5,291

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,374

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,412

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,539	1,493

Weyerhaeuser Co.
4.198% due 09/24/2009	10,300	10,192

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,864

Xerox Corp.
3.626% due 12/18/2009	2,000	1,988
9.750% due 01/15/2009	6,415	6,523

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,495

		172,214

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.4%

AT&T, Inc.
2.894% due 02/05/2010	$11,900	$11,860
3.014% due 11/14/2008	2,000	1,995

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,121

Entergy Gulf States, Inc.
3.565% due 12/08/2008	4,396	4,387

Midwest Generation LLC
8.300% due 07/02/2009	3,865	3,915

Ohio Power Co.
2.971% due 04/05/2010	2,000	1,963

Qwest Corp.
5.625% due 11/15/2008	5,000	4,975

Sprint Nextel Corp.
4.169% due 06/28/2010	14,200	13,231

		62,447

Total Corporate Bonds & Notes (Cost $1,145,463)		1,089,375

MUNICIPAL BONDS & NOTES 0.0%

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	435

Total Municipal Bonds & Notes (Cost $483)		435

U.S. GOVERNMENT AGENCIES 42.6%

Fannie Mae
3.267% due 12/25/2036 - 07/25/2037	5,878	5,439
3.327% due 03/25/2034	139	134
3.337% due 03/25/2036	839	835
3.357% due 08/25/2034	789	765
3.507% due 03/25/2036	4,012	3,867
3.557% due 05/25/2042 - 03/25/2044	2,382	2,333
3.607% due 06/25/2032 - 09/25/2032	140	136
3.657% due 10/25/2030	24	24
3.807% due 10/25/2017	309	308
3.875% due 02/25/2022 - 12/25/2022	15	15
3.975% due 08/25/2022	8	8
4.025% due 12/25/2022	7	7
4.070% due 02/01/2018	25	25
4.079% due 05/01/2021 - 04/01/2029	239	239
4.107% due 04/25/2032	12	12
4.185% due 11/01/2025	23	23
4.265% due 06/01/2034	18	19
4.278% due 06/01/2043 - 10/01/2044	14,205	14,172
4.323% due 05/01/2036	13,714	13,731
4.330% due 09/01/2034	898	901
4.480% due 05/01/2036	250	250
4.500% due 09/25/2025	148	148
4.571% due 07/01/2034	34	34
4.789% due 11/01/2035	1,355	1,366
4.927% due 09/01/2035	624	628
4.970% due 08/01/2026	19	19
4.980% due 06/01/2035	930	935
5.000% due 01/25/2017 - 07/01/2038	8,840	8,633
5.008% due 01/01/2036	414	423
5.477% due 01/01/2032	791	802
5.500% due 02/01/2014 - 10/01/2038	996,589	994,951

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.752% due 08/01/2029	$1,811	$1,841
5.784% due 12/01/2036	178	180
5.893% due 12/01/2036	191	195
6.000% due 08/01/2032 - 09/01/2038	705,796	715,773
6.044% due 07/01/2029	221	226
6.142% due 12/01/2040	437	443
6.500% due 10/25/2023 (b)	22	1
6.500% due 11/01/2028 - 10/25/2042	1,023	1,076
7.000% due 03/01/2013	38	40
7.155% due 10/01/2023	36	36
8.796% due 06/25/2032	597	627

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,306
4.020% due 06/30/2009	2,000	2,013
4.330% due 03/16/2010	2,500	2,536
4.500% due 06/22/2010	12,400	12,653

Federal Housing Administration
6.896% due 07/01/2020	356	352
7.350% due 04/01/2019	162	161
7.430% due 07/01/2021 - 09/01/2022	154	155
7.435% due 02/01/2019	188	189

Freddie Mac
2.718% due 02/15/2019	71,031	69,252
2.838% due 12/15/2030 - 06/15/2031	386	378
2.888% due 06/15/2031	375	369
2.938% due 12/15/2031	13	13
3.247% due 12/25/2036	23,701	22,816
3.250% due 03/15/2023	8	8
4.000% due 11/15/2022	463	463
4.278% due 10/25/2044 - 02/25/2045	11,217	10,638
4.478% due 07/25/2044	11,677	10,643
4.500% due 08/01/2017 - 12/15/2025	958	959
5.000% due 01/15/2018 - 03/15/2026	545	549
5.156% due 08/01/2035	806	811
5.500% due 05/01/2013 - 04/01/2038	34,751	34,820
6.500% due 07/25/2043	482	494
6.750% due 08/15/2023	562	574

Ginnie Mae
2.988% due 02/16/2030	226	226
3.088% due 02/16/2030	141	142
3.138% due 02/16/2030	272	271
3.588% due 06/20/2030	5	5
4.138% due 03/20/2031	1,027	1,024
5.000% due 02/20/2032	619	626
5.125% due 10/20/2017 - 10/20/2027	919	930
5.250% due 03/20/2029 - 03/20/2030	978	989
5.375% due 05/20/2021 - 05/20/2030	4,422	4,475
5.500% due 02/20/2019	19	20
5.625% due 07/20/2022 - 09/20/2029	2,868	2,901
6.000% due 01/15/2032 - 03/15/2032	1,863	1,898
7.500% due 02/20/2030	154	161
8.000% due 12/15/2030 - 03/15/2032	167	184
8.500% due 06/20/2027	115	126

Small Business Administration
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $1,950,841)		1,957,795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Notes
1.750% due 03/31/2010	$9,100	$9,087
2.875% due 06/30/2010	31,300	31,845
3.375% due 07/31/2013	18,500	18,860
4.250% due 08/15/2013	7,610	8,088

Total U.S. Treasury Obligations (Cost $67,754)		67,880

MORTGAGE-BACKED SECURITIES 9.9%

American Home Mortgage Assets
3.397% due 05/25/2046	4,436	2,862
3.397% due 09/25/2046	1,837	1,126
3.417% due 10/25/2046	5,573	2,173
3.555% due 02/25/2047	1,941	976
3.775% due 11/25/2046	2,771	1,395

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,901	2,324
4.440% due 02/25/2045	84	57
5.000% due 09/25/2035	2,100	1,832
5.660% due 09/25/2045	1,590	1,084

Banc of America Funding Corp.
4.625% due 02/20/2036	8,955	7,961
6.129% due 01/20/2047	244	165

Banc of America Mortgage Securities, Inc.
5.436% due 02/25/2036	533	464
6.094% due 07/20/2032	237	228
6.500% due 09/25/2033	968	917

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	10,977	10,251
4.734% due 01/25/2034	320	315
4.750% due 10/25/2035	20,152	19,797
4.767% due 11/25/2030	259	254
4.834% due 11/25/2034	2,344	2,263
4.837% due 01/25/2034	644	604
5.010% due 01/25/2035	431	386
5.474% due 05/25/2047	4,631	3,902
5.622% due 11/25/2034	18,560	16,852

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	2,171	1,332
5.370% due 05/25/2035	649	552
5.504% due 09/25/2035	8,128	6,557
5.787% due 11/25/2036	5,077	3,407
5.859% due 01/25/2036	5,302	3,947

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	61	60

Bear Stearns Mortgage Funding Trust
3.277% due 02/25/2037	6,176	5,564

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	18,223	14,509
5.772% due 12/26/2046	7,998	6,367

CC Mortgage Funding Corp.
3.337% due 05/25/2048	4,748	2,870
3.457% due 08/25/2035	823	732

Chase Mortgage Finance Corp.
5.434% due 03/25/2037	1,928	1,652

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	2	2

Citigroup Mortgage Loan Trust, Inc.
3.277% due 01/25/2037	2,560	2,337
4.663% due 03/25/2034	466	443
4.683% due 06/25/2035	2,310	2,021
4.900% due 12/25/2035	1,876	1,788
5.666% due 07/25/2046	1,371	1,064
6.014% due 09/25/2037	8,958	6,266

Countrywide Alternative Loan Trust
3.268% due 09/20/2046	192	189
3.338% due 05/20/2046	216	203

See Accompanying Notes	Semiannual Report	September 30, 2008	85

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.367% due 02/25/2047	$435	$264
3.368% due 02/20/2047	8,730	5,338
3.382% due 12/20/2046	10,162	6,196
3.387% due 05/25/2047	6,680	4,072
3.397% due 09/25/2046	3,586	1,988
3.398% due 07/20/2046	4,584	2,830
3.417% due 07/25/2046	749	476
3.487% due 02/25/2037	7,634	4,958
3.537% due 11/20/2035	1,970	1,261
3.855% due 12/25/2035	2,487	1,520
3.855% due 02/25/2036	904	539
5.500% due 08/25/2035	160	144
5.898% due 02/25/2037	4,004	2,795

Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	581	375
3.527% due 03/25/2035	945	528
3.547% due 06/25/2035	13,790	11,583
5.750% due 07/19/2031	6	6
6.092% due 09/25/2047	929	722
6.366% due 11/19/2033	443	440

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	188	172
5.549% due 05/25/2032	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 01/25/2047	1,148	1,075
3.287% due 02/25/2037	1,635	1,545
3.297% due 08/25/2037	2,256	2,139

First Horizon Asset Securities, Inc.
5.357% due 08/25/2035	173	150

First Republic Mortgage Loan Trust
2.788% due 08/15/2032	7,401	6,712
2.838% due 11/15/2031	417	388
3.687% due 06/25/2030	547	495

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	7,256	6,243
3.287% due 01/25/2047	6,446	6,126
3.427% due 06/25/2045	764	599
3.437% due 06/25/2045	359	232
3.477% due 11/25/2045	927	586

Greenwich Capital Acceptance, Inc.
7.061% due 06/25/2024	9	9

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	6,153	5,530

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,625	9,951
5.178% due 01/25/2036	2,047	1,798
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
3.607% due 11/25/2031	1,947	1,924
3.907% due 01/25/2032	396	338

Harborview Mortgage Loan Trust
3.120% due 01/19/2038	180	166
3.160% due 04/19/2038	2,342	1,444
3.210% due 07/19/2046	3,762	2,346
3.230% due 09/19/2046	1,071	651
3.250% due 05/19/2035	2,923	1,891
3.270% due 03/19/2037	7,722	4,764
3.378% due 08/21/2036	843	519
3.400% due 02/19/2034	694	666
5.903% due 08/19/2036	775	522

Impac CMB Trust
4.107% due 09/25/2033	81	77

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	2,764	2,608

Indymac ARM Trust
5.183% due 01/25/2032	7	6
5.371% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	1,629	883

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	$3,644	$3,426
3.307% due 01/25/2037	174	166
3.397% due 09/25/2046	3,029	1,844
3.407% due 06/25/2047	1,747	1,062
3.417% due 05/25/2046	544	332
3.447% due 07/25/2035	505	331
5.048% due 12/25/2034	95	78

JPMorgan Mortgage Trust
5.021% due 02/25/2035	2,400	2,092

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	252	228

Luminent Mortgage Trust
3.377% due 12/25/2036	2,171	1,326
3.387% due 12/25/2036	1,125	710
3.407% due 10/25/2046	825	512

MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	1,437	909

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,567	1,440

MASTR Seasoned Securities Trust
6.202% due 09/25/2017	503	473

Mellon Residential Funding Corp.
2.838% due 11/15/2031	361	327
2.928% due 12/15/2030	5,143	4,781
3.158% due 10/20/2029	3,774	3,539

Merrill Lynch Floating Trust
2.558% due 06/15/2022	3,364	3,060

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,824	1,305

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	7,486	6,085

MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	464	354
3.457% due 11/25/2035	5,702	5,089
4.352% due 10/25/2035	7,884	7,365

Morgan Stanley Capital I
2.548% due 10/15/2020	6,029	5,417

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	546	468

RAAC Series 2005-SP1
5.000% due 09/25/2034	582	574

Residential Accredit Loans, Inc.
3.307% due 09/25/2046	949	810
3.417% due 04/25/2046	472	304
3.457% due 08/25/2037	1,177	643
3.507% due 08/25/2035	2,225	1,376
4.215% due 09/25/2045	1,402	918

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	217	205

Sequoia Mortgage Trust
3.538% due 07/20/2033	3,877	3,210
3.568% due 10/20/2027	2,406	2,128
4.256% due 04/20/2035	1,577	1,319
5.765% due 01/20/2047	785	675

Structured Adjustable Rate Mortgage Loan Trust
4.065% due 01/25/2035	135	80
5.535% due 08/25/2035	219	177

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	11,408	9,460
3.307% due 09/25/2047	1,106	1,055
3.337% due 03/25/2037	1,973	1,245
3.360% due 09/19/2032	91	83
3.380% due 03/19/2034	976	878
3.397% due 07/25/2046	4,856	2,999
3.427% due 05/25/2036	12,749	7,862

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.427% due 05/25/2046	$1,639	$1,010
3.437% due 05/25/2045	1,027	688
3.487% due 02/25/2036	67	43

Structured Asset Securities Corp.
3.257% due 05/25/2036	515	488
5.034% due 10/25/2035	1,179	998
5.044% due 07/25/2032	197	184
5.233% due 01/25/2032	16	16
5.957% due 02/25/2032	280	253

TBW Mortgage-Backed Pass-Through Certificates
3.307% due 09/25/2036	14	13
3.317% due 01/25/2037	3,109	2,952

Thornburg Mortgage Securities Trust
2.572% due 03/25/2037	244	228
3.317% due 11/25/2046	7,404	7,103
3.327% due 03/25/2046	3,500	3,483
3.337% due 06/25/2037	232	218

Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	19,350	17,684

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	539	352
3.497% due 10/25/2045	1,144	725
3.555% due 02/25/2047	5,070	2,670
3.555% due 03/25/2047	4,358	2,297
3.585% due 01/25/2047	972	586
3.595% due 01/25/2047	2,081	1,132
3.615% due 04/25/2047	3,068	1,775
3.665% due 12/25/2046	3,772	2,280
3.675% due 12/25/2046	1,915	1,015
3.747% due 12/25/2027	7,161	6,169
3.847% due 12/25/2027	3,481	3,059
3.855% due 02/25/2046	5,027	3,014
3.855% due 08/25/2046	23,995	13,671
3.948% due 01/25/2047	542	365
4.055% due 11/25/2042	1,000	892
4.198% due 05/25/2046	315	262
4.198% due 08/25/2046	13,594	9,826
4.198% due 09/25/2046	981	639
4.198% due 12/25/2046	2,159	1,319
4.255% due 06/25/2042	1,292	1,175
4.255% due 08/25/2042	1,400	1,252
4.329% due 07/25/2046	542	402
4.355% due 11/25/2046	390	262
4.489% due 09/25/2033	2,784	2,690
5.342% due 01/25/2037	1,457	1,158
5.468% due 02/25/2037	5,426	4,564
5.542% due 04/25/2037	1,041	775
5.609% due 12/25/2036	933	668
5.613% due 12/25/2036	3,079	2,417
5.668% due 05/25/2037	2,247	2,035
5.711% due 02/25/2037	2,752	2,032
5.868% due 02/25/2037	3,113	2,628
5.931% due 09/25/2036	1,711	1,347

Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	1,050	611

Washington Mutual MSC Mortgage Pass-Through Certificates
6.044% due 02/25/2033	159	156

Wells Fargo Mortgage-Backed Securities Trust
4.109% due 12/25/2034	7,585	7,017
5.594% due 07/25/2036	2,036	1,645

Total Mortgage-Backed Securities (Cost $533,660)		457,612

ASSET-BACKED SECURITIES 6.3%

Aames Mortgage Investment Trust
3.357% due 08/25/2035	106	100

Accredited Mortgage Loan Trust
3.257% due 02/25/2037	960	917

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ACE Securities Corp.
3.257% due 12/25/2036	$1,076	$1,013
3.267% due 10/25/2036	141	137
3.287% due 10/25/2036	938	929
3.297% due 06/25/2037	1,870	1,745

Amortizing Residential Collateral Trust
3.497% due 07/25/2032	57	40
3.907% due 10/25/2031	510	475
3.907% due 08/25/2032	432	382

Argent Securities, Inc.
3.257% due 10/25/2036	1,190	1,163

Asset-Backed Funding Certificates
3.267% due 10/25/2036	583	570
3.267% due 11/25/2036	1,016	977
3.267% due 01/25/2037	2,367	2,234

Asset-Backed Securities Corp. Home Equity
3.257% due 11/25/2036	536	532
3.287% due 05/25/2037	1,169	1,147
3.482% due 09/25/2034	445	390

Bear Stearns Asset-Backed Securities Trust
3.257% due 11/25/2036	841	797
3.277% due 12/25/2036	1,076	993
3.287% due 10/25/2036	385	369
3.537% due 01/25/2036	113	106
3.607% due 10/27/2032	266	218
3.657% due 03/25/2043	1,036	1,008
3.707% due 11/25/2042	130	109
3.867% due 10/25/2032	1,364	1,199
4.207% due 08/25/2037	4,888	3,989

Brazos Student Finance Corp.
2.700% due 06/01/2023	873	861

Capital Auto Receivables Asset Trust
3.938% due 10/15/2012	3,400	3,319

Carrington Mortgage Loan Trust
3.257% due 01/25/2037	131	125
3.527% due 10/25/2035	1,521	1,442

Chase Credit Card Master Trust
2.598% due 02/15/2011	3,700	3,697
2.658% due 09/15/2011	18,800	18,694

Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	68	67

CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	43	37

Citigroup Mortgage Loan Trust, Inc.
3.247% due 12/25/2036	1,392	1,285
3.257% due 10/25/2036	116	116
3.257% due 11/25/2036	280	278
3.267% due 01/25/2037	523	514
3.267% due 07/25/2045	2,173	1,977
3.317% due 08/25/2036	1,323	1,280
3.317% due 03/25/2037	700	656

Contimortgage Home Equity Trust 1998-3
3.168% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	40	40
3.257% due 01/25/2037	13	13
3.257% due 03/25/2037	109	105
3.257% due 05/25/2037	5,589	5,435
3.257% due 06/25/2037	643	625
3.257% due 07/25/2037	2,483	2,354
3.257% due 03/25/2047	427	418
3.257% due 05/25/2047	1,470	1,415
3.267% due 03/25/2037	870	847
3.267% due 09/25/2046	211	210
3.277% due 06/25/2037	1,749	1,684
3.287% due 06/25/2037	2,033	1,948
3.287% due 10/25/2037	1,219	1,163
3.307% due 02/25/2037	11,400	9,601
3.307% due 09/25/2037	1,212	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.307% due 09/25/2047	$1,877	$1,771
3.317% due 10/25/2046	1,114	1,080
3.367% due 02/25/2036	456	403
3.387% due 09/25/2036	2,236	2,066
3.397% due 06/25/2036	1,541	1,408
3.577% due 05/25/2032	239	191
3.637% due 05/25/2033	41	37
3.687% due 12/25/2031	72	52
4.367% due 11/25/2035	754	751

Countrywide Home Equity Loan Trust
2.628% due 01/15/2037	176	135

Credit-Based Asset Servicing & Securitization LLC
3.267% due 11/25/2036	1,055	1,014
3.297% due 12/25/2037	1,227	1,177
3.327% due 07/25/2037	431	402

Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	34	25

EMC Mortgage Loan Trust
3.577% due 05/25/2040	160	133

Equity One Asset-Backed Securities, Inc.
3.507% due 04/25/2034	627	426
3.767% due 11/25/2032	913	766

First Franklin Mortgage Loan Asset-Backed Certificates
3.247% due 01/25/2038	1,977	1,859
3.257% due 12/25/2036	647	629
3.277% due 12/25/2037	1,036	1,000
3.577% due 12/25/2034	79	69

Ford Credit Auto Owner Trust
3.388% due 01/15/2011	4,600	4,552
3.688% due 12/15/2010	2,300	2,284

Fremont Home Loan Trust
3.257% due 10/25/2036	1,225	1,171
3.267% due 01/25/2037	1,833	1,726
3.277% due 02/25/2037	920	902

Greenpoint Home Equity Loan Trust
2.848% due 01/15/2030	627	495

GSAMP Trust
3.277% due 09/25/2036	709	694
3.277% due 10/25/2036	200	188
3.277% due 12/25/2036	2,821	2,599
3.307% due 01/25/2047	1,812	1,754
3.327% due 12/25/2035	13	13
3.497% due 03/25/2034	708	698

HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	691	672
3.478% due 01/20/2034	1,836	1,591

Home Equity Asset Trust
3.267% due 05/25/2037	1,118	1,030
4.127% due 02/25/2033	1	1

HSBC Asset Loan Obligation
3.267% due 12/25/2036	2,142	1,970

HSI Asset Securitization Corp. Trust
3.267% due 05/25/2037	319	285
3.317% due 03/25/2036	3,142	3,091

Indymac Residential Asset-Backed Trust
2.432% due 08/25/2036	43	43
3.257% due 11/25/2036	284	280
3.267% due 04/25/2037	1,500	1,464
3.287% due 07/25/2037	1,117	1,072
3.337% due 04/25/2047	738	712

Irwin Home Equity Corp.
3.747% due 07/25/2032	339	245

JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	1,278	1,244
2.541% due 11/25/2036	590	566
3.247% due 08/25/2036	39	38
3.257% due 08/25/2036	681	669
3.257% due 10/25/2036	2,795	2,647

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.267% due 04/25/2037	$873	$804
3.287% due 03/25/2037	1,176	1,097

Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	1,422	1,356

Lehman XS Trust
3.277% due 05/25/2046	443	429
3.287% due 04/25/2046	22	22
3.287% due 06/25/2046	618	602
3.287% due 08/25/2046	361	355
3.287% due 11/25/2046	2,628	2,512
3.297% due 05/25/2046	40	39
3.327% due 11/25/2036	216	204
3.357% due 04/25/2037	4,818	4,017

Long Beach Mortgage Loan Trust
3.247% due 11/25/2036	926	896
3.267% due 10/25/2036	33	32
3.387% due 08/25/2035	63	61
3.487% due 10/25/2034	359	276
3.557% due 03/25/2032	123	102

MASTR Asset-Backed Securities Trust
3.257% due 11/25/2036	1,298	1,255
3.257% due 01/25/2037	783	621
3.267% due 11/25/2036	1,585	1,550
3.287% due 05/25/2037	1,063	993

MBNA Credit Card Master Note Trust
2.588% due 12/15/2011	2,000	1,982

Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037	2,511	2,426

Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037	571	563
3.237% due 06/25/2037	508	501
3.267% due 04/25/2037	171	169
3.277% due 08/25/2036	2,906	2,827
3.277% due 07/25/2037	143	139
3.287% due 09/25/2037	90	88
3.327% due 02/25/2037	1,937	1,812

Morgan Stanley ABS Capital I
3.247% due 07/25/2036	282	280
3.247% due 09/25/2036	53	52
3.247% due 10/25/2036	1,825	1,777
3.247% due 01/25/2037	1,926	1,819
3.257% due 10/25/2036	1,793	1,750
3.257% due 11/25/2036	3,651	3,531
3.267% due 05/25/2037	4,955	4,598
3.307% due 09/25/2036	125	112
4.007% due 07/25/2037	494	461

Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036	1,350	1,272

Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036	908	879

Nationstar Home Equity Loan Trust
3.267% due 03/25/2037	816	791

New Century Home Equity Loan Trust
3.277% due 08/25/2036	173	172
3.387% due 05/25/2036	1,398	1,178
3.467% due 06/25/2035	82	65

Option One Mortgage Loan Trust
3.247% due 02/25/2037	400	395
3.257% due 01/25/2037	2,220	2,138
3.267% due 06/25/2037	1,285	1,233
3.747% due 06/25/2032	62	56
3.747% due 08/25/2032	266	242

Park Place Securities, Inc.
3.467% due 09/25/2035	617	584

Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047	2,426	2,301

Renaissance Home Equity Loan Trust
3.567% due 11/25/2034	619	528
3.647% due 08/25/2033	1,307	1,023

See Accompanying Notes	Semiannual Report	September 30, 2008	87

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.707% due 12/25/2033	$744	$621

Residential Asset Mortgage Products, Inc.
3.277% due 11/25/2036	233	231
3.287% due 10/25/2036	123	114
3.307% due 08/25/2046	662	637
3.767% due 06/25/2032	10	9

Residential Asset Securities Corp.
3.267% due 01/25/2037	1,029	1,001
3.277% due 11/25/2036	4,316	4,244
3.277% due 02/25/2037	1,063	998
3.287% due 10/25/2036	696	687
3.317% due 04/25/2037	1,698	1,570

Residential Funding Mortgage Securities II, Inc.
3.327% due 05/25/2037	1,489	1,355

SACO I, Inc.
3.267% due 05/25/2036	517	460

Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032	98	93

Saxon Asset Securities Trust
3.267% due 10/25/2046	790	773
3.747% due 01/25/2032	10	10

SBI HELOC Trust
3.377% due 08/25/2036	1,019	996

Sears Credit Account Master Trust
2.708% due 04/16/2013	700	693

Securitized Asset-Backed Receivables LLC Trust
3.247% due 01/25/2037	913	862
3.267% due 03/25/2036	140	139

SLC Student Loan Trust
2.784% due 02/15/2015	5,746	5,707

SLM Student Loan Trust
2.780% due 04/25/2014	2,482	2,460
2.790% due 10/27/2014	1,850	1,832
2.790% due 10/25/2016	1,178	1,175
2.790% due 07/25/2017	1,595	1,589
2.800% due 07/25/2017	2,300	2,182
4.173% due 04/25/2023	51,600	51,794

Soundview Home Equity Loan Trust
3.267% due 12/25/2036	198	196
3.287% due 01/25/2037	1,383	1,351
3.287% due 06/25/2037	1,908	1,835
3.307% due 10/25/2036	21	21

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	237	235
3.252% due 11/25/2037	120	115
3.267% due 01/25/2038	1,474	1,362
3.887% due 01/25/2034	90	75

Structured Asset Investment Loan Trust
3.257% due 07/25/2036	621	589

Structured Asset Securities Corp.
3.257% due 10/25/2036	334	318
3.287% due 01/25/2037	972	912
3.307% due 01/25/2037	1,211	1,104
3.317% due 04/25/2036	1,109	1,096
3.497% due 01/25/2033	1,775	1,468
4.900% due 04/25/2035	3,695	2,448

Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034	144	141

Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037	1,835	1,724
3.267% due 10/25/2036	718	678

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	605	590
3.307% due 03/25/2037	892	864
3.447% due 10/25/2035	4,450	4,372

Total Asset-Backed Securities (Cost $304,859)		291,666

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	2,300	$3,256

BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	100,000	938

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,561

Sumitomo Mitsui Banking Corp.
1.544% due 06/29/2049		600,000	5,692
1.718% due 11/26/2049		200,000	1,888
1.762% due 12/31/2049		100,000	942

Total Foreign Currency-Denominated Issues (Cost $17,398)			19,277

		SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
5.051% due 12/31/2049		328	3,346

Total Preferred Stocks (Cost $3,489)			3,346

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 3.4%

Bank of Ireland
2.831% due 01/15/2010		$16,800	16,641

Barclays Bank PLC
2.912% due 08/10/2009		9,600	9,564

Calyon Financial, Inc.
3.804% due 06/29/2010		700	694

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,590

Nordea Bank Finland PLC
2.448% due 12/01/2008		1,700	1,700
2.474% due 04/09/2009		33,800	33,784
5.320% due 02/06/2009		3,500	3,498

Skandinaviska Enskilda Banken AB
2.711% due 01/05/2009		8,000	7,997
2.794% due 02/13/2009		28,100	28,059

Svenska Handelsbanken AB
3.015% due 06/19/2009		4,000	4,001

Unicredito Italiano NY
3.088% due 05/15/2009		36,600	36,600

Wachovia Bank N.A.
2.758% due 10/03/2008		7,100	7,100

			155,228

COMMERCIAL PAPER 3.3%

ABN AMRO N.A. Finance
2.340% due 10/01/2008		9,000	9,000
2.360% due 10/06/2008		1,200	1,200

ASB Finance Ltd.
2.990% due 12/19/2008		12,300	12,193

BNP Paribas
2.730% due 12/09/2008		8,100	8,039
2.740% due 12/09/2008		200	198
4.150% due 10/03/2008		6,500	6,499

CBA de Finance, Inc.
2.610% due 11/05/2008		4,700	4,688
2.680% due 11/18/2008		4,000	3,986

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DnB NOR Bank ASA
2.700% due 11/21/2008	$500	$498

Federal Home Loan Bank
2.900% due 03/24/2009	3,000	2,998

Nordea Bank Finland PLC
2.380% due 10/14/2008	3,100	3,097

Unicredito Italiano SpA
2.960% due 10/09/2008	100,000	99,934

		152,330

REPURCHASE AGREEMENTS 7.6%

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008	187,000	187,000
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $186,939. Repurchase proceeds are $187,000.)
0.150% due 10/02/2008	6,400	6,400
(Dated 09/30/2008. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $6,268. Repurchase proceeds are $6,400.)
0.500% due 10/02/2008	3,200	3,200
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/31/2008 valued at $3,264. Repurchase proceeds are $3,200.)

State Street Bank and Trust Co.
0.100% due 10/01/2008	46,380	46,380
(Dated 09/30/2008. Collateralized by U.S. Treasury Bills 0.000% due 10/23/2008 valued at $47,310. Repurchase proceeds are $46,380.)
1.000% due 10/01/2008	107,814	107,814
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.260% due 10/10/2008 valued at $109,973. Repurchase proceeds are $107,817.)

		350,794

U.S. TREASURY BILLS 1.4%
1.133% due 10/16/2008 - 12/26/2008 (c)(d)(e)(f)	64,230	63,903

Total Short-Term Instruments (Cost $722,764)		722,255

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		8,064

Total Investments 100.9% (Cost $4,782,425)		$4,642,476

Other Assets and Liabilities (Net) (0.9%)		(40,866)

Net Assets 100.0%		$4,601,610

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $50,195 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $476 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $2,988 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $125,896 at a weighted average interest rate of 2.347%. On September 30, 2008, there were no open reverse repurchase agreements.
(h)	Cash of $28,990 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$1,242
90-Day Eurodollar December Futures	Long	12/2009	7,258	12,250
90-Day Eurodollar June Futures	Long	06/2009	1,209	2,829
90-Day Eurodollar March Futures	Long	03/2009	307	1,124
90-Day Eurodollar September Futures	Long	09/2009	7,609	19,925
Euro-Schatz December Futures	Short	12/2008	2,490	(2,559)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5,530	(12,524)

				$22,287

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	(0.230%)	06/20/2012	DUB	0.679%	$3,800	$59	$0	$59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	6,000	1,383	0	1,383
GlobalSantaFe Corp. 5.000% due 02/15/2013	(0.500%)	06/20/2012	DUB	0.392%	3,800	(15)	0	(15)
Nabors Industries, Inc. 5.375% due 08/15/2012	(0.480%)	06/20/2012	CITI	1.036%	3,800	72	0	72
Noble Corp. 5.875% due 06/01/2013	(0.510%)	06/20/2012	DUB	0.809%	3,800	39	0	39

						$1,538	$0	$1,538

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	$32,000	$(68)	$0	$(68)
Enbridge Energy Partners LP 4.750% due 06/01/2013	0.280%	06/20/2012	MLP	1.627%	3,800	(172)	0	(172)
Energy Transfer Partners LP 5.950% due 02/01/2015	0.330%	06/20/2012	BOA	1.777%	3,800	(182)	0	(182)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	5,000	(174)	0	(174)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	7,000	(599)	0	(599)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	1,300	(113)	0	(113)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	1,300	(151)	0	(151)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	200	(9)	0	(9)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	1,800	(79)	0	(79)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	JPM	4.610%	7,600	(903)	0	(903)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	1,600	(2)	0	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	0.400%	12/20/2008	RBS	1.074%	4,200	(6)	0	(6)
Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	0.290%	06/20/2012	MLP	1.491%	3,800	(154)	0	(154)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.800%	09/20/2012	RBS	4.464%	4,700	(548)	0	(548)
Morgan Stanley 6.600% due 04/01/2012	0.800%	09/20/2012	BEAR	10.551%	10,000	(2,394)	0	(2,394)
Morgan Stanley 6.600% due 04/01/2012	0.870%	09/20/2012	BOA	10.551%	2,800	(666)	0	(666)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	1,600	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	2,200	(1)	0	(1)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	4,000	4	0	4
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	1,600	2	0	2
Plains All American Pipeline LP 7.750% due 10/15/2012	0.320%	06/20/2012	BOA	1.944%	3,800	(206)	0	(206)

See Accompanying Notes	Semiannual Report	September 30, 2008	89

Schedule of Investments  Short-Term Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	$3,900	$(31)	$0	$(31)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	1,400	(11)	0	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	3,900	(31)	0	(31)
Valero Energy Corp. 6.875% due 04/15/2012	0.320%	06/20/2012	BOA	1.438%	3,800	(144)	0	(144)

						$(6,639)	$0	$(6,639)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	$35,800	$198	$(52)	$250
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	14,600	80	(68)	148

					$278	$(120)	$398

Credit Default Swaps on Credit Indices - Sell Protection (2)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5 Year Index	0.600%	12/20/2012	JPM	$50,500	$(2,181)	$(2,214)	$33
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	11,000	128	0	128
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	700	8	0	8
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	3,500	(19)	(49)	30

					$(2,064)	$(2,263)	$199

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	$318	$32	$286
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	95	44	51
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$19,300	208	162	46
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		11,500	68	144	(76)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		14,300	84	267	(183)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		62,900	371	1,522	(1,151)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		70,600	(2,686)	7	(2,693)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		69,000	(2,625)	0	(2,625)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		65,100	(2,477)	(2,151)	(326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		40,100	(1,526)	(428)	(1,098)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(1,478)	160	(1,638)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		13,200	(480)	(168)	(312)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(11,453)	3,800	(15,253)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		24,200	(1,079)	289	(1,368)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	(125)	(11)	(114)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	213	51	162

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS	AUD	53,700	$1,068	$209	$859
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	50,200	(610)	(495)	(115)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	JPM		38,300	(210)	270	(480)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		104,200	(571)	580	(1,151)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	BNP		29,100	60	46	14
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	JPM		12,000	(74)	(39)	(35)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		10,300	(367)	0	(367)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	79	381	(302)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	22	107	(85)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	155	716	(561)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		22,500	(114)	(687)	573
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		9,400	(39)	(234)	195
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		8,800	218	141	77
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY		2,500	(74)	(19)	(55)
Pay	France CPI ex-Tobacco Index	1.983%	03/15/2012	BNP	EUR	3,400	(123)	7	(130)

							$(23,152)	$4,703	$(27,855)

(j)	Purchased options outstanding on September 30, 2008:

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	$210	$179
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	210	341
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	451
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	898
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	465	457
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	956
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	331	678
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	331	513
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	443	880
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	443	681
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,141
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	889

						$5,101	$8,064

(k)	Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Premium
Balance at 03/31/2008	11,654	$8,112
Sales	0	0
Closing Buys	0	0
Expirations	(11,654)	(8,112)
Exercised	0	0

Balance at 09/30/2008	0	$0

(l) Short sales outstanding on September 30, 2008:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	06/01/2038	$1,995	$1,923	$1,948
Fannie Mae	5.000%	10/01/2038	500	496	486
Fannie Mae	5.500%	10/01/2038	9,511	9,431	9,474
Fannie Mae	6.000%	10/01/2038	186,500	187,287	188,744
U.S. Treasury Notes	4.250%	08/15/2015	76,115	80,884	81,022
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,398	1,395
U.S. Treasury Notes	4.625%	12/31/2011	21,800	23,104	23,552
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,490

				$305,976	$308,111

(6)	Market value includes $856 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2008	91

Schedule of Investments  Short-Term Fund  (Cont.)

(m)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	UBS	39,420	10/2008	$2,715	$0	$2,715
Buy	BRL	HSBC	5,338	12/2008	0	(366)	(366)
Sell		HSBC	6,663	12/2008	242	0	242
Buy		MLP	26,159	12/2008	0	(336)	(336)
Sell		MSC	1,832	12/2008	50	0	50
Sell		UBS	3,557	12/2008	154	0	154
Buy	CLP	MSC	63,745	12/2008	0	(17)	(17)
Buy		JPM	2,447,604	05/2009	0	(769)	(769)
Sell		JPM	2,179,800	05/2009	623	0	623
Buy	CNY	BCLY	128,792	07/2009	0	(1,196)	(1,196)
Buy		DUB	333,126	07/2009	0	(3,014)	(3,014)
Buy		HSBC	73,588	07/2009	0	(712)	(712)
Buy		JPM	39,412	07/2009	0	(433)	(433)
Buy	EUR	CITI	15,945	10/2008	63	0	63
Sell		CITI	15,945	10/2008	0	(52)	(52)
Sell		JPM	1,000	10/2008	0	(1)	(1)
Sell		UBS	15,945	10/2008	889	0	889
Buy	GBP	JPM	137	10/2008	0	(8)	(8)
Sell		JPM	136	10/2008	8	0	8
Sell		UBS	60,078	11/2008	2,071	0	2,071
Buy	JPY	BCLY	894,396	10/2008	0	(11)	(11)
Sell		BCLY	2,613,361	10/2008	25	(234)	(209)
Sell		CITI	874,304	10/2008	2	0	2
Buy		DUB	1,561,698	10/2008	279	0	279
Sell		DUB	462,085	10/2008	0	(83)	(83)
Sell		BCLY	894,396	11/2008	16	0	16
Buy	MXN	DUB	37,417	11/2008	0	(146)	(146)
Buy		JPM	268,665	11/2008	0	(807)	(807)
Buy		MSC	36,991	11/2008	0	(144)	(144)
Buy	NOK	MSC	57,384	12/2008	0	(484)	(484)
Buy	PLN	HSBC	83,640	05/2009	0	(3,004)	(3,004)
Sell		MSC	78,046	05/2009	2,925	0	2,925
Sell	RUB	DUB	190,440	11/2008	613	0	613
Buy		HSBC	201,439	11/2008	0	(273)	(273)
Sell		HSBC	201,438	11/2008	27	0	27
Buy		UBS	1,098,260	11/2008	0	(1,529)	(1,529)
Sell		UBS	1,098,260	11/2008	109	0	109
Sell		HSBC	78,435	05/2009	18	0	18
Buy		UBS	491,838	05/2009	0	(1,550)	(1,550)
Buy	SGD	BCLY	10,850	11/2008	0	(355)	(355)
Buy		BOA	10,678	11/2008	0	(413)	(413)
Buy		DUB	11,216	11/2008	0	(378)	(378)
Sell		JPM	33,915	11/2008	1,348	0	1,348
Buy		UBS	10,628	11/2008	0	(408)	(408)
Buy	ZAR	JPM	22,036	12/2008	0	(105)	(105)
Buy		UBS	1,750	12/2008	0	0	0

					$12,177	$(16,828)	$(4,651)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$4,629,108	$13,368	$4,642,476
Short Sales, at value	0	(307,255)	0	(307,255)
Other Financial Instruments ++	22,287	(37,015)	(743)	(15,471)

Total	$22,287	$4,284,838	$12,625	$4,319,750

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$4,213	$12,247	$2	$2	$(876)	$(2,220)	$13,368
Other Financial Instruments ++	(159)	0	0	0	164	(748)	(743)

Total	$4,054	$12,247	$2	$2	$(712)	$(2,968)	$12,625

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

92	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

Allied Waste North America, Inc.
3.980% due 03/28/2014	$4	$4
5.430% due 03/28/2014	35	34
5.550% due 03/28/2014	58	56

Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	28	26
4.176% due 03/22/2013	610	573
4.185% due 03/22/2013	57	53
4.438% due 03/22/2013	198	186

Goodyear Tire & Rubber Co.
4.540% due 04/30/2014	2,000	1,702

Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	1,284	916

Sensata Technologies BV
4.412% due 04/27/2013	6	5
4.543% due 04/27/2013	2,462	2,074

Total Bank Loan Obligations (Cost $6,759)		5,629

CORPORATE BONDS & NOTES 39.2%

BANKING & FINANCE 27.7%

American Express Bank FSB
3.248% due 06/22/2009	2,500	2,466
3.248% due 10/20/2009	2,100	2,058

American Express Centurion Bank
2.507% due 06/12/2009	1,900	1,837

American Express Credit Corp.
2.547% due 11/09/2009	2,100	1,986

Bank of America Corp.
2.918% due 11/06/2009	500	489
8.000% due 12/29/2049	6,000	4,755

Bank of America N.A.
2.819% due 06/12/2009	2,000	1,991
2.876% due 12/18/2008	800	798
3.099% due 06/15/2016	2,300	2,075

Bank of Ireland
2.926% due 12/18/2009	5,900	5,845

Bear Stearns Cos. LLC
2.927% due 05/18/2010	4,800	4,704
2.931% due 10/22/2010	2,400	2,334
3.014% due 08/15/2011	1,300	1,263
3.250% due 03/25/2009	1,600	1,577

Capital One Financial Corp.
3.097% due 09/10/2009	1,800	1,680

CIT Group, Inc.
3.212% due 12/19/2008	1,500	1,483
5.000% due 11/24/2008	1,700	1,647

Citigroup Funding, Inc.
3.476% due 06/26/2009	11,200	10,940

Countrywide Financial Corp.
2.931% due 01/05/2009	700	691

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	500	486

Credit Agricole S.A.
2.809% due 05/28/2009	1,700	1,693
2.859% due 05/28/2010	2,000	1,983

DnB NOR Bank ASA
2.858% due 10/13/2009	1,800	1,798

East Lane Re Ltd.
8.801% due 05/06/2011	9,500	9,669

Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	798	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$100	$77
7.375% due 10/28/2009	600	482
7.875% due 06/15/2010	200	153

Foundation Re II Ltd.
9.557% due 11/26/2010	2,500	2,484

General Electric Capital Corp.
2.851% due 10/06/2010	500	492

Goldman Sachs Group, Inc.
3.129% due 07/23/2009	2,500	2,370
3.250% due 12/23/2008	500	493
3.812% due 03/30/2009	1,300	1,251

HSBC Finance Corp.
3.087% due 11/16/2009	1,600	1,573
3.241% due 06/01/2016	3,400	2,614

International Lease Finance Corp.
4.950% due 02/01/2011	6,000	4,440

JPMorgan Chase & Co.
2.842% due 05/07/2010	2,800	2,765
3.479% due 06/26/2009	1,500	1,496

Keycorp
3.529% due 05/26/2009	1,300	1,272

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008 (a)	200	26
2.911% due 08/21/2009 (a)	1,500	195
2.951% due 05/25/2010 (a)	9,500	1,235
3.011% due 12/23/2010 (a)	2,500	325
3.052% due 11/10/2009 (a)	1,300	169

Merrill Lynch & Co., Inc.
2.893% due 12/04/2009	2,300	2,188
3.014% due 02/05/2010	8,000	7,590
5.054% due 05/12/2010	200	193

Metropolitan Life Global Funding I
2.847% due 05/17/2010	3,700	3,653

Morgan Stanley
2.852% due 05/07/2009	1,400	1,214
2.881% due 01/15/2010	1,400	1,080
2.912% due 02/09/2009	2,800	2,440
3.035% due 01/18/2011	3,300	2,152

Osiris Capital PLC
5.641% due 01/15/2010	5,000	4,959

Residential Capital LLC
5.912% due 05/22/2009	2,300	1,047

SLM Corp.
2.880% due 01/26/2009	2,100	2,035
2.940% due 07/27/2009	1,700	1,497
2.959% due 12/15/2008	1,700	1,685
3.000% due 01/26/2009	300	279

VTB Capital S.A.
4.491% due 11/02/2009	3,100	3,069

Wachovia Corp.
2.921% due 10/15/2011	5,700	3,933
7.980% due 02/28/2049	300	126

Wells Fargo & Co.
3.552% due 05/01/2033	5,100	5,126

		134,446

INDUSTRIALS 6.3%

Anadarko Petroleum Corp.
3.219% due 09/15/2009	2,000	1,977

BP AMI Leasing, Inc.
3.486% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	605

Home Depot, Inc.
2.944% due 12/16/2009	1,300	1,223

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hospira, Inc.
4.242% due 03/30/2010	$2,400	$2,332

International Business Machines Corp.
3.375% due 07/28/2011	4,000	3,999

Pemex Project Funding Master Trust
3.411% due 12/03/2012	3,600	3,411

Reynolds American, Inc.
3.519% due 06/15/2011	1,400	1,334

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,798

Time Warner, Inc.
3.034% due 11/13/2009	3,900	3,745

UnitedHealth Group, Inc.
4.102% due 02/07/2011	5,200	5,099

		30,424

UTILITIES 5.2%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	5,600	5,693

Dominion Resources, Inc.
2.984% due 11/14/2008	4,460	4,452

Entergy Gulf States, Inc.
3.565% due 12/08/2008	1,374	1,371

NiSource Finance Corp.
3.381% due 11/23/2009	600	585

Progress Energy, Inc.
3.241% due 01/15/2010	1,500	1,488

Qwest Corp.
5.625% due 11/15/2008	2,700	2,687
6.069% due 06/15/2013	3,400	2,907

Southern California Edison Co.
2.891% due 02/02/2009	2,000	1,997

Telecom Italia Capital S.A.
3.281% due 02/01/2011	1,300	1,224

Telefonica Emisiones SAU
3.504% due 06/19/2009	2,600	2,585

		24,989

Total Corporate Bonds & Notes (Cost $214,602)		189,859

U.S. GOVERNMENT AGENCIES 35.0%

Fannie Mae
3.327% due 03/25/2034 (g)	1,125	1,087
3.607% due 05/25/2031 - 11/25/2032 (g)	4,908	4,805
4.079% due 04/01/2018 (g)	49	49
4.278% due 07/01/2044 (g)	336	335
4.395% due 11/01/2027 (g)	42	42
4.419% due 07/01/2028 (g)	39	39
4.437% due 11/01/2028 (g)	58	58
4.467% due 11/01/2028 (g)	63	62
4.471% due 04/01/2028 (g)	38	38
4.696% due 12/01/2033 (g)	1,246	1,250
4.760% due 04/01/2035 (g)	5,762	5,794
4.882% due 02/01/2027	6	6
4.927% due 09/01/2035 (g)	4,438	4,474
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 03/01/2039	11,349	10,883
5.000% due 12/01/2019 - 07/01/2038 (g)	30,041	29,739
5.000% due 10/01/2020 - 07/01/2038 (h)	6,201	6,109
5.009% due 11/01/2035 (g)	760	777
5.168% due 12/01/2036 (g)	1,592	1,596
5.329% due 09/01/2034 (g)	1,554	1,556

See Accompanying Notes	Semiannual Report	September 30, 2008	93

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/01/2033 - 06/01/2038 (g)	$18,828	$18,809
5.500% due 09/01/2033 (h)	1,481	1,482
5.500% due 10/01/2038 - 11/01/2038	8,000	7,965
5.686% due 08/01/2029 (g)	30	31
6.000% due 01/01/2017 - 05/01/2037 (g)	2,968	3,013
6.000% due 06/01/2017 (h)	751	768
6.000% due 10/01/2033 - 10/01/2038	9,005	9,114
6.042% due 05/01/2022	8	8
6.250% due 02/01/2011	4,100	4,291
7.000% due 02/01/2015 - 03/01/2015 (g)	915	965
7.500% due 09/01/2015 - 05/01/2016 (g)	691	726
8.000% due 03/01/2030 - 07/01/2031 (g)	127	138
8.000% due 05/01/2030 - 05/01/2031	14	15

Freddie Mac
2.638% due 07/15/2019 - 10/15/2020 (g)	18,425	18,013
2.718% due 02/15/2019 (g)	10,878	10,605
2.838% due 12/15/2030 (g)	1,105	1,089
2.888% due 06/15/2018	410	402
4.278% due 02/25/2045	1,703	1,549
4.692% due 06/01/2035 (g)	4,366	4,325
4.962% due 06/01/2022 (g)	20	21
5.000% due 07/15/2024 (g)	2,860	2,875
5.480% due 07/01/2019 (g)	542	554
5.500% due 08/15/2030 - 10/01/2038	1,019	1,013
5.780% due 12/01/2022 (g)	37	37
6.000% due 03/01/2016 - 08/01/2038 (g)	5,428	5,522
6.000% due 01/01/2029 - 07/01/2038	438	443
6.000% due 07/01/2038 - 09/01/2038 (h)	1,778	1,801
6.500% due 10/25/2043	2,084	2,120
8.500% due 04/01/2025	7	8
8.500% due 06/01/2025 (g)	16	18

Ginnie Mae
3.588% due 09/20/2030	4	3
5.125% due 12/20/2022 - 12/20/2027 (g)	365	370
5.375% due 02/20/2026 - 02/20/2028 (g)	807	815
5.625% due 07/20/2018 - 07/20/2027 (g)	1,744	1,765
8.000% due 04/20/2030 (g)	171	187

Total U.S. Government Agencies (Cost $169,594)		169,562

U.S. TREASURY OBLIGATIONS 1.8%

Treasury Inflation Protected Securities (c)
2.625% due 07/15/2017	1,061	1,091

U.S. Treasury Notes
2.375% due 08/31/2010	7,500	7,560

Total U.S. Treasury Obligations (Cost $8,706)		8,651

MORTGAGE-BACKED SECURITIES 16.8%

Banc of America Funding Corp.
4.135% due 05/25/2035	1,875	1,598

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	596	600

Bank Mart
4.567% due 03/01/2019 (l)	548	492

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$5,241	$5,149
4.772% due 11/25/2034	862	790
4.837% due 01/25/2034	1,787	1,676
5.040% due 04/25/2033	571	550
5.071% due 11/25/2034	2,556	2,436
6.752% due 02/25/2033	95	95
6.792% due 01/25/2034	102	98

Bear Stearns Alt-A Trust
3.367% due 02/25/2034	1,324	812
5.504% due 09/25/2035	562	454

Bear Stearns Structured Products, Inc.
4.639% due 01/26/2036	1,846	1,470
5.772% due 12/26/2046	1,035	824

Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	39	37

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,500	1,431

Countrywide Alternative Loan Trust
3.387% due 05/25/2047	1,540	939
6.000% due 10/25/2033	1,105	1,032

Countrywide Home Loan Mortgage Pass-Through Trust
4.727% due 02/20/2035	2,840	2,527
4.797% due 11/25/2034	1,599	1,406

CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	420	384
5.357% due 06/25/2032	10	10
5.791% due 06/25/2032	36	32

Fund America Investors Corp. II
5.784% due 06/25/2023	11	11

Greenpoint Mortgage Funding Trust
3.287% due 10/25/2046	1,501	1,292
3.477% due 11/25/2045	670	423

GS Mortgage Securities Corp. II
2.577% due 03/06/2020	2,146	1,928

GSR Mortgage Loan Trust
3.557% due 01/25/2034	308	262

Harborview Mortgage Loan Trust
3.220% due 01/19/2038	3,821	2,309
5.145% due 07/19/2035	1,334	1,163

Impac CMB Trust
3.472% due 07/25/2033	1,445	1,290
3.967% due 10/25/2033	76	63

Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	757	715

Indymac Index Mortgage Loan Trust
3.297% due 11/25/2046	959	901

JPMorgan Mortgage Trust
5.021% due 02/25/2035	1,263	1,101

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	206	187

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	906	896

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,021	1,857

Mellon Residential Funding Corp.
2.947% due 06/15/2030	3,640	3,432

Merrill Lynch Floating Trust
2.558% due 06/15/2022	6,308	5,738

Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	755	613
4.910% due 12/25/2032	590	565

MLCC Mortgage Investors, Inc.
3.457% due 11/25/2035	224	203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.207% due 10/25/2035	$373	$339
4.434% due 01/25/2029	915	919

Morgan Stanley Capital I
2.548% due 10/15/2020	538	484

Prime Mortgage Trust
3.607% due 02/25/2019	121	115
3.607% due 02/25/2034	639	584

Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	493	466

Salomon Brothers Mortgage Securities VII, Inc.
6.186% due 12/25/2030	570	510

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,213	1,050

Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	1,567	1,301
3.487% due 02/25/2036	866	559
9.415% due 06/25/2029	708	757

TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	3,563	3,383

Thornburg Mortgage Securities Trust
3.317% due 11/25/2046	1,329	1,275
3.337% due 06/25/2037	2,205	2,113

Wachovia Bank Commercial Mortgage Trust
2.568% due 06/15/2020	2,416	2,137
2.578% due 09/15/2021	5,284	4,828

WaMu Mortgage Pass-Through Certificates
3.477% due 12/25/2045	877	573
3.497% due 10/25/2045	485	308
3.855% due 02/25/2046	4,538	2,720
3.948% due 02/27/2034	1,831	1,730
4.055% due 11/25/2042	210	187
4.255% due 06/25/2042	745	678

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,174	1,972
4.950% due 03/25/2036	3,030	2,681

Total Mortgage-Backed Securities (Cost $93,397)		81,461

ASSET-BACKED SECURITIES 11.3%

AFC Home Equity Loan Trust
3.757% due 06/25/2028	359	161

Asset-Backed Funding Certificates
3.267% due 01/25/2037	828	782

Asset-Backed Securities Corp. Home Equity
3.367% due 05/25/2035	73	70

Bear Stearns Asset-Backed Securities Trust
3.297% due 06/25/2047	822	782

Chase Funding Mortgage Loan Asset-Backed Certificates
3.947% due 10/25/2032	245	224

Chase Issuance Trust
4.319% due 09/15/2015	5,200	5,187

Citigroup Mortgage Loan Trust, Inc.
3.257% due 11/25/2036	115	114
3.267% due 05/25/2037	7,139	6,544
3.267% due 07/25/2045	7,534	6,853

Countrywide Asset-Backed Certificates
3.277% due 06/25/2037	2,850	2,744

CS First Boston Mortgage Securities Corp.
3.827% due 01/25/2032	317	260

First NLC Trust
3.277% due 08/25/2037	3,837	3,621

Fremont Home Loan Trust
3.257% due 10/25/2036	2,264	2,164

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSAMP Trust
3.327% due 12/25/2035	$56	$56

GSR Mortgage Loan Trust
3.307% due 11/25/2030	29	28

HFC Home Equity Loan Asset-Backed Certificates
3.458% due 01/20/2035	1,637	1,393

HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	643	597

JPMorgan Mortgage Acquisition Corp.
2.541% due 11/25/2036	253	243
3.267% due 04/25/2037	1,611	1,484

Lehman XS Trust
3.277% due 05/25/2046	215	208

Long Beach Mortgage Loan Trust
3.487% due 10/25/2034	49	38

Merrill Lynch Mortgage Investors, Inc.
3.277% due 08/25/2036	1,754	1,706

Morgan Stanley ABS Capital I
3.247% due 10/25/2036	456	444

Residential Asset Securities Corp.
3.277% due 11/25/2036	780	767

Saxon Asset Securities Trust
3.267% due 10/25/2046	339	331

Sears Credit Account Master Trust
2.708% due 04/16/2013	9,200	9,114

SLM Student Loan Trust
2.800% due 10/25/2016	1,500	1,488
3.480% due 07/25/2013	6,300	6,295

Specialty Underwriting & Residential Finance
3.237% due 06/25/2037	550	545

Wells Fargo Home Equity Trust
3.257% due 01/25/2037	467	456

Total Asset-Backed Securities (Cost $57,354)		54,699

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 2.3%

Export-Import Bank of Korea
2.901% due 06/01/2009		$2,400	$2,381
3.047% due 11/16/2010		5,900	5,798

Hydro Quebec
3.528% due 09/29/2049		1,200	1,078

Korea Development Bank
3.092% due 11/22/2012		2,200	2,136

Total Sovereign Issues (Cost $11,531)			11,393

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%

Countrywide Home Loans, Inc.
5.414% due 11/24/2008	EUR	500	700

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	8,860

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	927

Total Foreign Currency-Denominated Issues (Cost $8,299)			10,487

		SHARES
CONVERTIBLE PREFERRED STOCKS 3.0%

Bank of America Corp.
7.250% due 12/31/2049		11,000	9,188

Wachovia Corp.
7.500% due 12/31/2049		14,000	5,495

Total Convertible Preferred Stocks (Cost $25,000)			14,683

PREFERRED STOCKS 1.9%

DG Funding Trust
5.051% due 12/31/2049		913	9,313

Total Preferred Stocks (Cost $9,564)			9,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.3%

REPURCHASE AGREEMENTS 6.9%

Barclays Capital, Inc.
2.250% due 10/01/2008	$21,700	$21,700
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.440% due 01/13/2010 valued at $22,104. Repurchase proceeds are $21,700.)

JPMorgan Chase Bank N.A.
0.450% due 10/06/2008	3,177	3,177
(Dated 09/29/2008. Collateralized by U.S. Treasury Notes 3.250% due 12/31/2009 valued at $3,178. Repurchase proceeds are $3,178.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	8,835	8,835
(Dated 09/30/2008. Collateralized by Fannie Mae 0.000% due 11/03/2008 valued at $9,014. Repurchase proceeds are $8,835.)

		33,712

U.S. TREASURY BILLS 3.4%
1.036% due 10/16/2008 - 12/26/2008 (b)(d)(e)(f)	16,510	16,401

Total Short-Term Instruments (Cost $50,192)		50,113

PURCHASED OPTIONS (j) 0.7%
(Cost $3,713)		3,180

Total Investments 125.6% (Cost $658,711)		$609,030

Written Options (k) (0.4%) (Premiums $2,228)		(1,773)

Other Assets and Liabilities (Net) (25.2%)		(122,340)

Net Assets 100.0%		$484,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $15,150 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $1,052 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $198 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $118,425 at a weighted average interest rate of 2.495%. On September 30, 2008, securities valued at $121,578 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $10,161 and cash of $27,646 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	173	$131
90-Day Euribor March Futures	Long	03/2009	352	1,060
90-Day Eurodollar December Futures	Long	12/2008	1,248	1,493
90-Day Eurodollar December Futures	Long	12/2009	62	0
90-Day Eurodollar June Futures	Long	06/2009	203	110
90-Day Eurodollar March Futures	Long	03/2009	782	1,359
90-Day Eurodollar March Futures	Long	03/2010	40	4
90-Day Eurodollar September Futures	Long	09/2009	99	82
E-mini S&P 500 Index December Futures	Long	12/2008	7,835	(31,570)
S&P 500 Index December Futures	Short	12/2008	160	1,287
U.S. Treasury 10-Year Note December Futures	Long	12/2008	351	(356)

See Accompanying Notes	Semiannual Report	September 30, 2008	95

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	74	$(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	522
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	296	625
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	202

				$(25,064)

(i)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	1.950%	03/20/2013	CITI	3.868%	$1,600	$(110)	$0	$(110)
American Express Co. 4.875% due 07/15/2013	2.060%	03/20/2013	DUB	3.868%	800	(52)	0	(52)
American International Group, Inc. 4.250% due 05/15/2013	0.910%	12/20/2012	BOA	15.254%	600	(216)	0	(216)
American International Group, Inc. 4.250% due 05/15/2013	0.930%	12/20/2012	BOA	15.254%	1,000	(360)	0	(360)
American International Group, Inc. 4.250% due 05/15/2013	0.780%	12/20/2012	RBS	15.254%	600	(218)	0	(218)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.000%	03/20/2013	BCLY	1.386%	600	(9)	0	(9)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	03/20/2013	CSFB	1.386%	1,500	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.850%	09/20/2009	DUB	1.100%	4,900	(11)	0	(11)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.930%	03/20/2013	DUB	1.386%	1,800	(32)	0	(32)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	0.870%	03/20/2013	RBS	1.386%	1,500	(30)	0	(30)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	1,300	(14)	0	(14)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.530%	03/20/2018	GSC	0.948%	1,400	(38)	0	(38)
CIT Group, Inc. 7.750% due 04/02/2012	5.750%	03/20/2013	JPM	21.975%	1,500	(451)	0	(451)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	3,000	(228)	0	(228)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	DUB	4.727%	1,100	9	0	9
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	5,000	(10)	0	(10)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	BCLY	Defaulted	700	(24)	0	(24)
Fannie Mae 5.250% due 08/01/2012	0.700%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	0.785%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Fannie Mae 5.250% due 08/01/2012	0.840%	12/20/2012	RBS	Defaulted	3,200	(111)	0	(111)
Fannie Mae 5.250% due 08/01/2012	0.950%	12/20/2012	RBS	Defaulted	900	(31)	0	(31)
Fannie Mae 5.250% due 08/01/2012	2.500%	09/20/2013	RBS	Defaulted	500	(17)	0	(17)
Fannie Mae 5.500% due 06/09/2033	0.510%	12/20/2012	RBS	Defaulted	1,600	(56)	0	(56)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	1,600	(193)	(63)	(130)
Freddie Mac 5.080% due 02/07/2019	0.860%	03/20/2013	BCLY	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.080% due 02/07/2019	0.730%	03/20/2013	RBS	Defaulted	1,500	(37)	0	(37)
Freddie Mac 5.875% due 03/21/2011	0.850%	12/20/2012	CSFB	Defaulted	600	(15)	0	(15)
Gannett Co., Inc. 6.375% due 04/01/2012	1.968%	03/20/2013	BCLY	3.931%	1,500	(107)	0	(107)
Gannett Co., Inc. 6.375% due 04/01/2012	1.800%	03/20/2013	UBS	3.931%	600	(44)	0	(44)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2013	BNP	6.113%	1,400	(238)	0	(238)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	100	(2)	0	(2)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2013	MSC	6.113%	2,300	(393)	0	(393)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	1,800	(954)	0	(954)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2009	DUB	36.568%	3,800	(884)	0	(884)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	1,400	(742)	0	(742)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	1,000	(529)	0	(529)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	DUB	88.715%	1,600	(469)	(38)	(431)
GMAC LLC 6.875% due 08/28/2012	1.850%	09/20/2009	MLP	79.633%	1,000	(437)	0	(437)

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	$1,400	$(54)	$0	$(54)
JSC Gazprom 8.625% due 04/28/2034	1.430%	12/20/2008	JPM	3.467%	3,500	(2)	0	(2)
JSC Gazprom 9.625% due 03/01/2013	0.740%	01/20/2012	BCLY	4.284%	1,800	(181)	0	(181)
JSC Gazprom 9.625% due 03/01/2013	1.000%	10/20/2011	DUB	4.240%	3,200	(265)	0	(265)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	1,000	(19)	0	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	200	(169)	0	(169)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	700	(592)	0	(592)
MBIA, Inc. 2.760% due 10/06/2010	2.800%	12/20/2012	BOA	18.051%	600	(221)	0	(221)
MBIA, Inc. 2.760% due 10/06/2010	3.400%	12/20/2012	DUB	24.499%	600	(262)	0	(262)
MBIA, Inc. 6.625% due 10/01/2028	4.000%	12/20/2012	BOA	17.036%	600	(195)	0	(195)
MBIA, Inc. 6.625% due 10/01/2028	5.050%	12/20/2012	WAC	17.036%	600	(179)	0	(179)
MetLife, Inc. 5.000% due 06/15/2015	1.700%	03/20/2013	JPM	4.056%	1,000	(83)	0	(83)
Mexico Government International Bond 7.500% due 04/08/2033	0.270%	03/20/2009	BCLY	0.043%	3,000	4	0	4
Mexico Government International Bond 7.500% due 04/08/2033	0.390%	01/20/2012	BCLY	1.181%	5,000	(118)	0	(118)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	0.440%	03/20/2018	GSC	0.648%	1,400	(22)	0	(22)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	0.450%	03/20/2018	GSC	1.038%	1,400	(60)	0	(60)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.800%	03/20/2013	BCLY	4.360%	1,500	(135)	0	(135)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.870%	03/20/2013	CSFB	4.360%	900	(79)	0	(79)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.960%	03/20/2013	CSFB	4.360%	2,500	(199)	0	(199)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	JPM	4.360%	1,600	(113)	0	(113)
Prudential Financial, Inc. 4.500% due 07/15/2013	1.900%	03/20/2013	RBS	4.360%	600	(52)	0	(52)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.350%	03/20/2013	RBS	4.360%	600	(42)	0	(42)
Russia Government International Bond 7.500% due 03/31/2030	0.670%	03/20/2009	GSC	2.296%	2,800	(21)	0	(21)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BCLY	19.658%	1,300	(47)	0	(47)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BNP	19.698%	1,400	(91)	0	(91)
SLM Corp. 5.125% due 08/27/2012	3.000%	12/20/2008	BOA	19.658%	1,400	(50)	0	(50)
SLM Corp. 5.125% due 08/27/2012	2.860%	12/20/2012	BOA	17.470%	1,400	(453)	0	(453)
SLM Corp. 5.125% due 08/27/2012	5.025%	03/20/2013	BOA	17.182%	1,300	(359)	0	(359)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2010	JPM	20.077%	600	(106)	0	(106)
SLM Corp. 5.125% due 08/27/2012	4.930%	03/20/2013	JPM	17.182%	1,500	(418)	0	(418)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	MLP	20.077%	800	(141)	0	(141)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	BNP	3.670%	5,700	(400)	0	(400)
Wachovia Corp. 3.625% due 02/17/2009	1.700%	03/20/2013	RBS	3.670%	3,000	(210)	0	(210)
Wachovia Corp. 3.625% due 02/17/2009	1.630%	03/20/2013	UBS	3.670%	600	(41)	0	(41)

						$(12,584)	$(101)	$(12,483)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$1,200	$118	$86	$32
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	2,400	234	178	56
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	20,200	111	(120)	231
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	900	5	(9)	14

					$468	$135	$333

Credit Default Swaps on Credit Indices - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-9 Index	2.650%	06/20/2013	BCLY	$1,800	$(35)	$ (1)	$(34)
CDX.EM-9 Index	2.650%	06/20/2013	GSC	200	(4)	0	(4)
CDX.EM-9 Index	2.650%	06/20/2013	MSC	300	(5)	1	(6)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	600	(47)	0	(47)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	1,100	(99)	0	(99)

See Accompanying Notes	Semiannual Report	September 30, 2008	97

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	$1,100	$(89)	$0	$(89)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	500	(39)	0	(39)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	4,968	(190)	0	(190)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	1,193	(44)	0	(44)
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	4,000	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	200	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	300	0	0	0
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	400	1	0	1
CDX.IG-10 5 Year Index	1.550%	06/20/2013	DUB	5,000	(28)	(70)	42
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	1,000	5	0	5

					$(528)	$(70)	$(458)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	$(81)	$0	$(81)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(51)	0	(51)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	(19)	0	(19)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	(5)	3	(8)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	(1)	2	(3)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(77)	(32)	(45)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	2	1	1
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$132,100	1,421	892	529
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		33,200	357	325	32
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		52,100	561	442	119
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		15,300	165	92	73
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		21,200	(770)	51	(821)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		700	(26)	(42)	16
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		35,500	(1,582)	458	(2,040)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,700	(210)	87	(297)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		400	(18)	(33)	15
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		1,100	(49)	(71)	22
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,900	(174)	(269)	95
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	3,500	(5)	28	(33)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		19,700	(306)	(376)	70
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	19	(17)	36
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		100	0	0	0
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		2,400	355	430	(75)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		4,000	593	1,092	(499)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(28)	9	(37)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$5,900	142	124	18
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	2,300	(19)	0	(19)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		1,000	(5)	0	(5)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		1,200	(48)	1	(49)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		700	(30)	0	(30)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		300	(12)	0	(12)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$2,700	(27)	1	(28)

							$72	$3,198	$(3,126)

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	44,836	1-Month USD-LIBOR less 0.100%	$ 84,999	03/31/2009	GSC	$ (1,714)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$138.000	11/21/2008	729	$13	$11
Put - CBOT U.S. Treasury 10-Year Note December Futures	99.000	11/21/2008	1,154	21	18
Put - CME S&P 500 Index December Futures	400.000	12/18/2008	1,843	53	23

				$87	$52

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$36,900	$412	$296
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,300	14	10
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	2
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	101,300	890	400
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	70,200	758	356
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	120
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	19
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	29	29

							$2,278	$1,241

Foreign Currency Options
Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC EUR versus USD	$1.885	10/10/2008	EUR	10,200	$1	$0
Call - OTC GBP versus USD	2.285	10/10/2008	GBP	10,600	1	0

					$2	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$93.586	02/13/2009	$18,000	$422	$751
Call - OTC Fannie Mae 5.000% due 03/01/2039	95.734	02/13/2009	22,000	528	606
Call - OTC Fannie Mae 5.500% due 03/01/2039	97.391	02/13/2009	11,000	222	289
Call - OTC Fannie Mae 5.500% due 12/01/2038	98.094	11/14/2008	11,000	150	219
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	102.859	12/12/2008	124,400	15	17
Call - OTC U.S. Treasury Note 3.125% due 11/15/2009	103.500	10/10/2008	4,900	0	0
Call - OTC U.S. Treasury Note 3.250% due 12/31/2009	103.266	12/12/2008	3,100	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2023	78.000	10/13/2008	300	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	73.000	10/07/2008	8,200	1	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	70.000	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	78.000	10/07/2008	7,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2038	81.000	12/04/2008	9,000	1	0
Put - OTC Freddie Mac 5.500% due 12/01/2038	75.000	12/04/2008	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	91.250	10/27/2008	30,000	2	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	93.500	10/27/2008	50,000	4	3

				$1,346	$1,887

(k)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	47	$26	$29
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	47	27	60

				$53	$89

See Accompanying Notes	Semiannual Report	September 30, 2008	99

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$1,900	$41	$42
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	11,400	366	357
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	300	8	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	5
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	33,800	842	608
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	23,400	705	470
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	6,000	133	128
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	900	29	25
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	900	28	29

							$2,175	$1,684

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	3,868	2,800	1,827
Closing Buys	0	(3,100)	(31)
Expirations	(3,207)	0	(1,365)
Exercised	(567)	0	(322)

Balance at 09/30/2008	94	$79,300	$2,228

(l)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$549	$492	0.10%

(m)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	03/01/2039	$11,000	$10,531	$10,531
Fannie Mae	5.500%	12/01/2099	5,000	4,870	4,934
U.S. Treasury Notes	2.125%	04/30/2010	124,400	124,486	126,314
U.S. Treasury Notes	2.375%	08/31/2010	15,000	15,116	15,153
U.S. Treasury Notes	3.125%	11/30/2009	4,900	4,957	5,028
U.S. Treasury Notes	3.250%	12/31/2009	3,100	3,142	3,178

				$163,102	$165,138

(7)	Market value includes $1,329 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Buy		HSBC	350	04/2009	0	(2)	(2)
Buy	AUD	MSC	367	10/2008	0	(15)	(15)
Sell		MSC	367	10/2008	0	(1)	(1)
Buy		UBS	331	10/2008	0	(23)	(23)
Sell	BRL	BNP	261	12/2008	1	0	1
Buy		CSFB	17,677	12/2008	0	(348)	(348)
Sell		HSBC	3,995	12/2008	101	0	101
Buy		JPM	14,594	12/2008	0	(954)	(954)
Sell		MSC	12,492	12/2008	585	0	585
Sell		UBS	5,928	12/2008	351	0	351
Buy	CNY	BCLY	1,141	11/2008	0	(3)	(3)
Buy		BOA	855	11/2008	0	(2)	(2)
Buy		DUB	4,142	11/2008	0	(9)	(9)
Buy		HSBC	917	11/2008	0	(2)	(2)
Buy		JPM	4,226	11/2008	0	(9)	(9)
Buy		UBS	849	11/2008	0	(2)	(2)
Buy		BCLY	4,705	07/2009	0	(48)	(48)
Buy		DUB	14,422	07/2009	0	(148)	(148)

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	5,231	07/2009	$0	$(48)	$(48)
Buy		JPM	2,711	07/2009	0	(30)	(30)
Buy	EUR	BCLY	1,078	10/2008	0	(75)	(75)
Buy		BOA	200	10/2008	0	(13)	(13)
Buy		HSBC	299	10/2008	0	(19)	(19)
Buy		JPM	80	10/2008	0	(6)	(6)
Buy		MSC	100	10/2008	0	(7)	(7)
Sell		UBS	9,367	10/2008	522	0	522
Buy	GBP	BOA	161	10/2008	0	(12)	(12)
Buy		UBS	2,135	10/2008	0	(165)	(165)
Sell		UBS	8,612	11/2008	297	0	297
Buy	IDR	DUB	3,332,000	10/2008	2	0	2
Buy		HSBC	3,804,000	10/2008	2	0	2
Buy	INR	BCLY	12,998	11/2008	0	(27)	(27)
Buy		DUB	11,990	11/2008	0	(40)	(40)
Buy		HSBC	30,412	11/2008	0	(102)	(102)
Buy		JPM	44,290	11/2008	0	(143)	(143)
Sell		JPM	17,551	11/2008	9	0	9
Sell	JPY	DUB	98,672	10/2008	0	(18)	(18)
Buy	KWD	HSBC	53	04/2009	0	(6)	(6)
Buy	MYR	BCLY	4,930	11/2008	0	(97)	(97)
Buy		BOA	607	11/2008	0	(11)	(11)
Buy		DUB	603	11/2008	0	(11)	(11)
Buy		HSBC	605	11/2008	0	(11)	(11)
Buy		JPM	540	11/2008	0	(9)	(9)
Buy		JPM	5,315	02/2009	0	(105)	(105)
Sell	NZD	BCLY	12,853	10/2008	399	0	399
Buy		MSC	569	10/2008	0	(10)	(10)
Sell		MSC	569	10/2008	0	(9)	(9)
Buy	PHP	HSBC	41,000	11/2008	0	(57)	(57)
Buy		JPM	41,400	11/2008	0	(50)	(50)
Buy		BCLY	9,500	02/2009	0	(10)	(10)
Buy		DUB	4,700	02/2009	0	(6)	(6)
Buy		HSBC	11,540	02/2009	0	(13)	(13)
Buy		JPM	16,173	02/2009	0	(13)	(13)
Buy		MLP	3,600	02/2009	0	(5)	(5)
Buy		MSC	12,900	02/2009	0	(15)	(15)
Buy		RBS	3,600	02/2009	0	(5)	(5)
Buy		LEH	2,400	12/2010	0	(3)	(3)
Sell		LEH	2,400	12/2010	0	(1)	(1)
Sell	RUB	BCLY	26,636	11/2008	25	0	25
Buy		DUB	65,045	11/2008	0	(104)	(104)
Sell		HSBC	38,409	11/2008	137	0	137
Buy		JPM	38,409	05/2009	0	(143)	(143)
Sell		UBS	38,409	05/2009	121	0	121
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Buy	SGD	BCLY	1,995	11/2008	0	(65)	(65)
Sell		BCLY	398	11/2008	1	0	1
Buy		BOA	2,024	11/2008	0	(78)	(78)
Buy		CITI	811	11/2008	0	(12)	(12)
Buy		DUB	2,189	11/2008	0	(74)	(74)
Buy		JPM	900	11/2008	0	(15)	(15)
Sell		JPM	398	11/2008	0	0	0
Sell		MSC	398	11/2008	0	0	0
Buy		UBS	2,012	11/2008	0	(77)	(77)
Sell		UBS	398	11/2008	0	0	0
Sell	ZAR	HSBC	965	12/2008	6	0	6
Buy		UBS	965	12/2008	0	0	0

					$2,559	$(3,290)	$(731)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$23	$605,553	$3,454	$609,030
Short Sales, at value	0	(163,809)	0	(163,809)
Other Financial Instruments ++	(25,064)	(19,861)	(91)	(45,016)

Total	$(25,041)	$421,883	$3,363	$400,205

See Accompanying Notes	Semiannual Report	September 30, 2008	101

Schedule of Investments  StocksPLUS® Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$5,181	$(28)	$58	$0	$(72)	$(1,685)	$3,454
Other Financial Instruments ++	(860)	0	0	0	535	234	(91)

Total	$4,321	$(28)	$58	$0	$463	$(1,451)	$3,363

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

102	PIMCO Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $901,831) (g)		$684,366	0.5%
CORPORATE BONDS & NOTES

BANKING & FINANCE

Bear Stearns Cos. LLC
2.657% - 7.625% due 01/07/2009 - 02/01/2018	$1,715,066	1,698,072	1.3%

Citigroup, Inc.
2.836% - 7.250% due 12/26/2008 - 08/25/2036	1,905,938	1,719,201	1.3%

General Electric Capital Corp.
2.795% - 8.310% due 10/24/2008 - 11/15/2067	1,529,763	1,324,787	1.0%

Goldman Sachs Group, Inc.
2.887% - 7.350% due 11/10/2008 - 10/01/2037	2,089,214	1,783,212	1.4%

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323	0.2%

Merrill Lynch & Co., Inc.
2.885% - 6.875% due 10/27/2008 - 06/01/2028	1,640,876	1,510,693	1.2%

Morgan Stanley
2.597% - 6.750% due 01/22/2009 - 08/09/2026	1,406,395	1,103,750	0.9%

Other Banking & Finance (g)		16,403,797	12.6%

Total Banking & Finance		25,834,835	19.9%

INDUSTRIALS
Total Industrials (g)(m)		6,291,486	4.8%
UTILITIES
Total Utilities (g)		2,064,542	1.6%

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863	26.3%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $2,131,320) (g)(m)		1,925,253	1.5%
U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 08/01/2035	855,196	834,784	0.6%
5.000% due 10/01/2035	6,659	6,500	0.0%
5.000% due 10/01/2035 (h)	1,385,759	1,352,684	1.0%
5.000% due 03/01/2036	17,969	17,538	0.0%
5.000% due 03/01/2036 (h)	3,125,864	3,051,254	2.3%
5.000% due 03/01/2037	672,796	656,201	0.5%
5.000% due 05/01/2037	1,028,313	1,002,908	0.8%
5.000% due 03/01/2038	1,105,147	1,077,734	0.8%
5.000% due 04/01/2038	1,585,944	1,546,608	1.2%
5.000% due 04/01/2038 (h)	542,773	529,309	0.4%
5.000% due 06/01/2038	401,404	391,447	0.3%
5.000% due 06/01/2038 (h)	263,330	256,798	0.2%
5.000% due 10/01/2038	3,520,578	3,426,508	2.6%
5.500% due 05/01/2034	155,914	155,827	0.1%
5.500% due 05/01/2034 (h)	1,582,632	1,583,149	1.2%
5.500% due 09/01/2034	143,790	143,704	0.1%
5.500% due 09/01/2034 (h)	888,987	888,444	0.7%
5.500% due 11/01/2034	79,895	79,849	0.1%
5.500% due 11/01/2034 (h)	992,330	991,724	0.8%
5.500% due 01/01/2035	292,908	292,675	0.2%
5.500% due 01/01/2035 (h)	877,284	876,717	0.7%
5.500% due 02/01/2035	1,668,799	1,667,578	1.3%
5.500% due 02/01/2035 (f)	269,589	269,677	0.2%
5.500% due 02/01/2035 (h)	242,488	242,279	0.2%
5.500% due 03/01/2035	744,194	743,369	0.6%
5.500% due 03/01/2035 (h)	142,439	142,289	0.1%
5.500% due 04/01/2035	806,244	805,315	0.6%
5.500% due 04/01/2035 (h)	213,387	213,124	0.2%

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 05/01/2035	$1,096,835	$1,095,495	0.8%
5.500% due 05/01/2035 (h)	121,830	121,679	0.1%
5.500% due 06/01/2035	772,802	771,849	0.6%
5.500% due 09/01/2035	683,084	682,240	0.5%
5.500% due 01/01/2036 (h)	1,523,500	1,521,885	1.2%
5.500% due 01/01/2036	95,863	95,741	0.1%
5.500% due 04/01/2036	339,537	338,966	0.3%
5.500% due 04/01/2036 (h)	327,916	327,357	0.3%
5.500% due 12/01/2036	404,102	403,413	0.3%
5.500% due 12/01/2036 (h)	426,357	425,630	0.3%
5.500% due 02/01/2037	876,888	875,357	0.7%
5.500% due 03/01/2037	1,504,819	1,502,173	1.2%
5.500% due 03/01/2037 (h)	288,114	287,623	0.2%
5.500% due 04/01/2037	2,019,802	2,016,257	1.5%
5.500% due 05/01/2037	2,504,687	2,500,281	1.9%
5.500% due 05/01/2037 (h)	378,245	377,579	0.3%
5.500% due 06/01/2037	1,766,423	1,763,314	1.4%
5.500% due 07/01/2037	1,232,800	1,230,629	0.9%
5.500% due 07/01/2037 (h)	262,780	262,317	0.2%
5.500% due 12/01/2037	1,006,679	1,004,906	0.8%
5.500% due 01/01/2038	1,138,501	1,136,487	0.9%
5.500% due 02/01/2038	791,136	789,711	0.6%
5.500% due 05/01/2038	250,533	250,118	0.2%
5.500% due 05/01/2038 (h)	471,847	471,016	0.4%
5.500% due 10/01/2038	1,058,601	1,054,359	0.8%
5.500% due 11/01/2038	1,749,000	1,738,889	1.3%
6.000% due 08/01/2037	1,171,979	1,188,541	0.9%
6.000% due 09/01/2037	1,343,792	1,362,779	1.0%
6.000% due 09/01/2037 (h)	259,005	262,665	0.2%
6.000% due 10/01/2037	740,565	751,029	0.6%
6.000% due 11/01/2037	1,184,003	1,200,732	0.9%
6.000% due 05/01/2038	111,221	112,782	0.1%
6.000% due 05/01/2038 (h)	580,648	588,852	0.5%
6.000% due 09/01/2038	747,380	757,707	0.6%
6.000% due 10/01/2038	9,578,179	9,693,413	7.5%
0.000% - 1000.000% due 10/01/2008 - 01/25/2048 (a)(b)(i)	28,488,518	28,488,138	21.9%

Freddie Mac
5.500% due 01/01/2038	758,845	755,546	0.6%
5.500% due 02/01/2038	442	440	0.0%
5.500% due 02/01/2038 (h)	3,017,409	3,004,250	2.3%
5.500% due 06/01/2038	2,870	2,858	0.0%
5.500% due 06/01/2038 (h)	910,935	906,963	0.7%
6.000% due 09/01/2038	741,616	751,557	0.6%
2.638% - 1007.500% due 11/01/2008 - 02/25/2045 (a)(i)	4,789,143	4,809,041	3.7%

Ginnie Mae
2.888% - 17.000% due 10/15/2008 - 03/15/2041 (i)	1,673,251	1,700,395	1.3%

Other U.S. Government Agencies (a)(g)		429,112	0.3%

Total U.S. Government Agencies (Cost $102,380,985)		103,058,064	79.3%

U.S. TREASURY OBLIGATIONS
Total U.S. Treasury Obligations (Cost $1,867,456) (c)(g)		1,835,990	1.4%
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $6,341,038) (a)(g)(m)		5,770,163	4.4%
ASSET-BACKED SECURITIES

SLM Student Loan Trust
2.780% - 4.019% due 07/25/2013 - 12/15/2033	227,107	223,627	0.2%
4.173% due 04/25/2023	1,235,079	1,239,710	0.9%

Other Asset-Backed Securities (g)(m)		2,157,422	1.7%

Total Asset-Backed Securities (Cost $3,691,378)		3,620,759	2.8%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $231,731) (g)		230,041	0.2%

See Accompanying Notes	Semiannual Report	September 30, 2008	103

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
FOREIGN CURRENCY-DENOMINATED ISSUES

Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	$18,090	0.0%
2.854% due 01/30/2009	CHF	5,000	4,444	0.0%
5.208% due 10/20/2009	EUR	6,050	8,418	0.0%
5.262% due 07/27/2012		24,000	31,482	0.0%
5.316% due 09/26/2013		36,000	47,232	0.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	3,136,582	2.4%

Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103	0.0%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	136,725	0.1%

Other Foreign Currency- Denominated Issues (g)			802,464	0.6%

Total Foreign Currency- Denominated Issues (Cost $4,825,309)			4,229,540	3.2%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (g)			844,716	0.7%
COMMERCIAL PAPER
Total Commercial Paper (g)			1,244,977	1.0%
REPURCHASE AGREEMENTS

Barclays Capital, Inc.
2.250% due 10/01/2008		$2,282,000	2,282,000	1.8%
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)

JPMorgan Chase Bank N.A.
0.000% due 10/01/2008		84,600	84,600	0.1%
(Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)
0.050% due 10/01/2008		1,918,046	1,918,046	1.5%
(Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)

Merrill Lynch & Co., Inc.
0.050% due 10/01/2008		99,200	99,200	0.1%
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
0.250% due 10/01/2008	$228,500	$228,500	0.1%
(Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)

Morgan Stanley
3.220% due 10/14/2008	139,910	139,910	0.1%
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)
3.450% due 10/14/2008	280,564	280,564	0.2%
(Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	200,000	200,000	0.1%

(Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)

Total Repurchase Agreements		5,232,820	4.0%

U.S. TREASURY BILLS

U.S. Treasury Bills
0.001% - 1.705% due 10/16/2008 - 12/26/2008 (d)(e)	1,370,089	1,360,707	1.0%

Total U.S. Treasury Bills		1,360,707	1.0%

Total Short-Term Instruments (Cost $8,693,014)		8,683,220	6.7%

PURCHASED OPTIONS (k)
(Cost $632,264)		411,984	0.3%

Total Investments (Cost $171,102,422)		$164,640,243	126.6%

Written Options (l) (Premiums $648,149)		(540,203)	(0.4%)

Other Assets and Liabilities (Net)		(34,080,856)	(26.2%)

Net Assets		$130,019,184	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains Principal only securities.
(c)	The grouping contains securities with principal amounts adjusted for inflation.
(d)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(e)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(f)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2008.

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $6,927,707 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(j)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530%)	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761
Aetna, Inc. 6.500% due 09/15/2018	(0.983%)	09/20/2018	DUB	0.707%	12,000	(268)	0	(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160%)	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450%)	09/20/2013	DUB	1.498%	25,000	39	0	39
Alcoa, Inc. 6.750% due 07/15/2018	(1.290%)	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300%)	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600%)	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900%)	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810%)	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070%)	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030%)	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100%)	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160%)	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170%)	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150%)	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250%)	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020%)	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140%)	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385%)	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135%)	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500%)	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100%)	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380%)	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350%)	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420%)	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590%)	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145%)	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475
Citigroup, Inc. 6.125% due 11/21/2017	(0.800%)	12/20/2017	DUB	2.669%	30,000	3,574	0	3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820%)	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770%)	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830%)	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577%)	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690%)	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470%)	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295%)	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440%)	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390%)	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360%)	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535%)	03/20/2016	BEAR	1.283%	15,000	682	0	682

See Accompanying Notes	Semiannual Report	September 30, 2008	105

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%)	09/20/2018	BOA	2.153%	$3,000	$151	$0	$151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430%)	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670%)	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590%)	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165%)	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250%)	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240%)	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550%)	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520%)	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535%)	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480%)	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520%)	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655%)	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290%)	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130%)	09/20/2018	CITI	1.280%	10,000	101	0	101
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080%)	09/20/2018	CSFB	1.280%	22,000	327	0	327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430%)	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740%)	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750%)	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210%)	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430%)	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200%)	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520%)	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155
FirstEnergy Corp. 6.450% due 11/15/2011	(0.130%)	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330%)	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220%)	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410%)	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430%)	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180%)	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170%)	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340%)	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365%)	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250%)	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330%)	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130%)	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100%)	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130%)	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580%)	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530%)	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470%)	09/20/2013	RBS	0.529%	10,000	25	0	25
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370%)	03/20/2012	BEAR	0.442%	8,200	19	0	19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390%)	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530%)	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610%)	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650%)	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450%)	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165%)	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220%)	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200%)	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130%)	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190%)	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400%)	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600%)	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270%)	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140%)	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500%)	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170%)	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550%)	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530%)	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420%)	06/20/2011	BNP	0.336%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160%)	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150%)	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160%)	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170%)	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530%)	03/20/2013	MSC	0.585%	5,000	11	0	11

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330%)	09/20/2009	RBS	15.174%	$18,000	$2,288	$0	$2,288
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395%)	09/20/2011	RBS	12.951%	10,300	2,671	0	2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785%)	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190%)	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400%)	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280%)	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300%)	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190%)	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160%)	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260%)	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830%)	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580%)	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680%)	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400%)	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460%)	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350%)	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650%)	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020
Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450%)	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250%)	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320%)	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285%)	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050%)	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900%)	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620%)	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130%)	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350%)	06/20/2010	GSC	0.583%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540%)	03/20/2013	RBS	2.426%	12,400	902	0	902
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530%)	03/20/2018	DUB	1.564%	12,925	20	0	20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400%)	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110%)	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380%)	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660%)	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280%)	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940%)	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600%)	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610%)	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550%)	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460%)	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600%)	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450%)	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435%)	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520%)	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250%)	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290%)	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700%)	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270%)	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490%)	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730%)	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700%)	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200%)	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180%)	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220%)	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000%)	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000%)	06/20/2018	BOA	14.263%	2,000	720	0	720
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	BOA	14.263%	10,000	3,535	0	3,535
SLM Corp. 8.450% due 06/15/2018	(3.250%)	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200%)	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630%)	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750%)	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700%)	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390%)	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640%)	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470%)	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470%)	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910%)	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310%)	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610%)	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380%)	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165%)	03/20/2011	RBS	1.356%	11,000	304	0	304

See Accompanying Notes	Semiannual Report	September 30, 2008	107

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
WellPoint, Inc. 6.800% due 08/01/2012	(1.560%)	03/20/2012	BCLY	1.427%	$10,800	$(52)	$0	$(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140%)	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360%)	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150%)	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120%)	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310%)	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290%)	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	3,700	(1,264)	0	(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	$25,000	$(680)	$0	$(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	3,000	41	0	41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)

See Accompanying Notes	Semiannual Report	September 30, 2008	109

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	$15,000	$(522)	$0	$(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	10,000	(3,421)	0	(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,300	(87)	0	(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	$10,000	$(1,577)	$0	$(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	66,400	(1,270)	0	(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	30,000	(15,860)	(6,375)	(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	7,600	(4,057)	0	(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)

See Accompanying Notes	Semiannual Report	September 30, 2008	111

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	$7,800	$(3,050)	$(488)	$(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	24,270	(1,574)	0	(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	12,000	(10,115)	0	(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	$10,000	$(738)	$0	$(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	20,000	(1,513)	0	(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)
Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	22,400	(2,592)	0	(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	9,000	(72)	0	(72)

See Accompanying Notes	Semiannual Report	September 30, 2008	113

Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	$800	$(6)	$0	$(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000%)	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000%)	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000%)	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000%)	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000%)	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800%)	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550%)	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500%)	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350%)	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	$99,365	$(3,629)	$0	$(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	100,000	1,106	0	1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117
CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78

See Accompanying Notes	Semiannual Report	September 30, 2008	115

Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive FloatingRate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	$3,122	$708	$2,414
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(4,239)	(4,267)	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	53,222	52,415	807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive FloatingRate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC	GBP	24,000	$(3,406)	$1,062	$(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Cap/ Floor	Cap/ Floor Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750%)	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(k)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$ 8,437,400	$89,609	$67,632
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(l)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call -CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$ 2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531

See Accompanying Notes	Semiannual Report	September 30, 2008	117

Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	$ 2,153,000	$54,069	$30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(m)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(n)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899
U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273
U.S. Treasury Notes	2.875%	01/31/2013	272,700	273,547	275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		CITI	13,715	12/2008	$0	$(46)	$(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy	BRL	MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)
Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)
Buy		DUB	2,359,485	07/2009	0	(23,832)	(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy	INR	DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy	MYR	BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)

See Accompanying Notes	Semiannual Report	September 30, 2008	119

Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		HSBC	837,410	02/2009	$0	$(910)	$(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)
Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)
Sell		HSBC	90,360	11/2008	324	0	324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy	SGD	UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments ++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments ++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

120	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	(Unaudited) September 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 3.9%

American International Group, Inc.
8.250% due 08/15/2018	$500	$291

Bank of America Corp.
8.000% due 12/29/2049	200	159

Barclays Bank PLC
7.434% due 09/29/2049	200	163
7.700% due 04/29/2049	200	176

Citigroup, Inc.
6.125% due 05/15/2018	200	166

Credit Suisse New York
5.000% due 05/15/2013	500	464
6.000% due 02/15/2018	100	87

Deutsche Bank AG
6.000% due 09/01/2017	250	236

JPMorgan Chase & Co.
6.000% due 01/15/2018	200	183

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	100	91

UBS AG
5.750% due 04/25/2018	250	218

Wells Fargo Capital XV
9.750% due 12/29/2049	1,300	1,262

		3,496

INDUSTRIALS 3.2%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,365

General Motors Corp.
8.800% due 03/01/2021	700	269

Kroger Co.
6.400% due 08/15/2017	500	480

Southern Co.
3.511% due 08/20/2010	200	200

		2,807

Total Corporate Bonds & Notes (Cost $6,754)		6,303

CONVERTIBLE BONDS & NOTES 0.2%

Prudential Financial, Inc.
1.189% due 12/15/2037	200	190

Total Convertible Bonds & Notes (Cost $192)		190

U.S. GOVERNMENT AGENCIES 73.4%

Fannie Mae
4.500% due 10/01/2038	15,000	14,189
5.000% due 10/01/2038	16,000	15,573
5.500% due 12/01/2036 - 10/01/2038	17,076	16,979

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 10/01/2038		$500	$490
6.000% due 02/15/2038 -11/01/2038		14,999	15,205
6.500% due 11/01/2038		2,000	2,042

Overseas Private Investment Corp.
4.000% due 09/20/2013		852	847

Total U.S. Government Agencies (Cost $65,161)			65,325

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Notes
3.125% due 08/31/2013		2,000	2,041
3.375% due 07/31/2013		900	916

Total U.S. Treasury Obligations (Cost $2,972)			2,957

MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets
3.417% due 10/25/2046		300	117

Citigroup Mortgage Loan Trust, Inc.
6.014% due 09/25/2037		299	209

Countrywide Alternative Loan Trust
3.382% due 12/20/2046		299	182
6.500% due 06/25/2036		66	35

Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036		296	254

Structured Asset Mortgage Investments, Inc.
3.397% due 07/25/2046		298	184

WaMu Mortgage Pass-Through Certificates
3.555% due 02/25/2047		299	157
5.468% due 02/25/2037		298	251

Total Mortgage-Backed Securities (Cost $1,402)			1,389

ASSET-BACKED SECURITIES 1.2%

Chase Issuance Trust
4.319% due 09/15/2015		500	499

Countrywide Asset-Backed Certificates
3.547% due 12/25/2036		61	44

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		67	64

Option One Mortgage Loan Trust
3.337% due 07/25/2037		100	70

SLM Student Loan Trust
4.173% due 04/25/2023		400	401

Total Asset-Backed Securities (Cost $1,062)			1,078

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

ASIF III Jersey Ltd.
3.500% due 03/11/2009	EUR	1,000	1,309

Total Foreign Currency-Denominated Issues (Cost $1,309)			1,309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 56.5%

COMMERCIAL PAPER 3.6%

Federal Home Loan Bank
0.100% due 10/07/2008	$1,600	$1,600

Freddie Mac
2.500% due 11/24/2008	1,600	1,594

		3,194

REPURCHASE AGREEMENTS 52.3%

Greenwich Capital Markets, Inc.
0.250% due 10/01/2008	10,700	10,700
(Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 01/15/2009 valued at $10,928. Repurchase proceeds are $10,700.)

JPMorgan Chase Bank N.A.
2.000% due 10/01/2008	33,800	33,800
(Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.817% due 09/10/2009 valued at $34,508. Repurchase proceeds are $33,802.)

Morgan Stanley
1.900% due 10/01/2008 (a)	990	990
(Dated 09/10/2008. Collateralized by Wells Fargo Capital XIII 7.700% due 12/29/2049 valued at $906. Repurchase proceeds are $990.)

State Street Bank and Trust Co.
1.000% due 10/01/2008	1,060	1,060
(Dated 09/30/2008. Collateralized by Freddie Mac 5.125% due 12/29/2008 valued at $1,085. Repurchase proceeds are $1,060.)

		46,550

U.S. TREASURY BILLS 0.6%
1.014% due 10/16/2008 (b)	500	500

Total Short-Term Instruments (Cost $50,244)		50,244

PURCHASED OPTIONS (e) 0.1%
(Cost $51)		66

Total Investments 144.8% (Cost $129,147)		$128,861

Written Options (f) (0.0%)
(Premiums $20)		(30)

Other Assets and Liabilities (Net) (44.8%)		(39,859)

Net Assets 100.0%		$88,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2008.
(b)	Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on September 30, 2008.

See Accompanying Notes	Semiannual Report	September 30, 2008	121

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

(c)	Cash of $402 has been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	55	$53
90-Day Eurodollar December Futures	Long	12/2008	12	(8)
90-Day Eurodollar December Futures	Long	12/2009	6	(1)
90-Day Eurodollar March Futures	Long	03/2010	7	6
Euro-Bobl December Futures	Long	12/2008	41	43
U.S. Treasury 5-Year Note December Futures	Short	12/2008	142	59
U.S. Treasury 10-Year Note December Futures	Long	12/2008	11	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	33	28
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	2
United Kingdom Government 10-Year Bond December Futures	Short	12/2008	7	(24)

				$139

(d)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc. 6.500% due 09/15/2018	(0.930%)	09/20/2018	JPM	0.707%	$500	$(9)	$0	$(9)
Alcoa, Inc. 5.870% due 02/23/2022	(1.510%)	03/20/2019	BOA	0.286%	1,700	0	0	0
Caterpillar Financial Services Corp. 6.250% due 01/15/2012	(0.700%)	09/20/2018	BCLY	1.276%	1,800	76	0	76
COX Communications, Inc. 6.800% due 08/01/2028	(0.690%)	09/20/2013	JPM	0.849%	1,000	6	0	6
Ingersoll-Rand Co. 9.000% due 08/15/2021	(0.400%)	09/20/2013	BCLY	0.350%	1,200	(3)	0	(3)
John Deere Capital Corp. 6.000% due 02/15/2009	(0.700%)	09/20/2018	BCLY	1.290%	1,800	78	0	78
Kroger Co. 6.400% due 08/15/2017	(0.775%)	09/20/2017	DUB	0.675%	500	(4)	0	(4)
Progress Energy, Inc. 5.625% due 01/15/2016	(0.425%)	09/20/2013	BCLY	0.473%	400	1	0	1
Sara Lee Corp. 6.125% due 11/01/2032	(0.640%)	09/20/2013	BNP	0.578%	1,200	(3)	0	(3)
Wyeth 5.500% due 03/15/2013	(0.390%)	09/20/2013	BCLY	0.338%	1,000	(2)	0	(2)

						$140	$0	$140

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BOA		$8,700	$(51)	$18	$(69)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(4)	(1)	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,300	(164)	(149)	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		8,300	(316)	(276)	(40)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		1,800	(69)	(48)	(21)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(68)	(48)	(20)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,000	(45)	(70)	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(18)	(8)	(10)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	3	(19)	22
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	3	(20)	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		400	(5)	(8)	3

							$(734)	$(629)	$(105)

(e)	Purchased options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$125.000	11/21/2008	35	$1	$0
Call - CBOT U.S. Treasury 10-Year Note December Futures	138.000	11/21/2008	134	2	2

				$3	$2

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	11/20/2009	$2,100	$20	$29

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 03/01/2039	$94.602	02/13/2009	$1,000	$24	$35
Call - OTC Fannie Mae 6.000% due 11/01/2038	107.094	11/06/2008	1,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	68.094	10/07/2008	3,000	0	0
Put - OTC Fannie Mae 5.000% due 10/01/2038	71.031	10/07/2008	2,000	0	0
Put - OTC Fannie Mae 5.000% due 11/01/2038	72.000	11/06/2008	8,000	1	0
Put - OTC Fannie Mae 5.500% due 10/01/2038	71.094	10/07/2008	15,000	2	0
Put - OTC Ginnie Mae 5.000% due 10/01/2038	76.000	10/15/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 11/01/2038	82.000	11/12/2008	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 12/01/2038	81.094	12/11/2008	3,000	1	0

				$28	$35

(f)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$118.000	11/21/2008	2	$1	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.800%	11/20/2009	$700	$19	$28

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	2	700	20
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2008	2	$700	$20

(g)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
Fannie Mae	6.000%	10/01/2038	$1,000	$1,013	$1,012
General Motors Corp.	7.125%	07/15/2013	700	381	334
Ginnie Mae	5.500%	10/01/2038	2,000	2,004	1,999
U.S. Treasury Notes	3.125%	08/31/2013	2,000	2,015	2,049
U.S. Treasury Notes	3.375%	07/31/2013	900	912	917
U.S. Treasury Notes	4.000%	08/15/2018	10,000	10,472	10,196
Wells Fargo Capital XIII	7.700%	12/29/2049	1,000	940	874

				$17,737	$17,381

(4)	Market value includes $80 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	DUB	310	07/2009	$0	$(3)	$(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	108	10/2008	6	0	6
Buy		CITI	142	10/2008	0	0	0
Sell		CITI	142	10/2008	0	(1)	(1)
Sell		UBS	34	10/2008	2	0	2

See Accompanying Notes	Semiannual Report	September 30, 2008	123

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	BCLY	21	10/2008	$0	$(1)	$(1)
Sell		BCLY	19	10/2008	1	0	1
Buy	JPY	DUB	3,953	10/2008	1	0	1
Buy	RUB	HSBC	9,760	11/2008	0	(22)	(22)

					$10	$(28)	$(18)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 09/30/2008
Investments, at value	$0	$120,568	$8,293	$128,861
Short Sales, at value	0	(17,301)	0	(17,301)
Other Financial Instruments ++	139	(13)	(12)	114

Total	$139	$103,254	$8,281	$111,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at Inception Date 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$0	$8,008	$0	$0	$285	$0	$8,293
Other Financial Instruments ++	0	0	0	0	0	(12)	(12)

Total	$0	$8,008	$0	$0	$285	$(12)	$8,281

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

124	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	125

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
09/30/2008+	$12.55	$0.20	$(1.26)	$(1.06)	$(0.20)	$0.00
03/31/2008	12.77	0.90	(0.20)	0.70	(0.92)	0.00
03/31/2007	12.61	0.66	0.20	0.86	(0.66)	(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
09/30/2008+	$10.39	$0.20	$(0.78)	$(0.58)	$(0.16)	$0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)

High Yield Fund
Class R
09/30/2008+	$9.20	$0.31	$(1.29)	$(0.98)	$(0.32)	$0.00
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00

Income Fund
Class R
09/30/2008+	$9.92	$0.29	$(0.70)	$(0.41)	$(0.27)	$0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Low Duration Fund
Class R
09/30/2008+	$10.14	$0.18	$(0.62)	$(0.44)	$(0.18)	$0.00
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)

Real Return Fund
Class R
09/30/2008+	$11.45	$0.23	$(1.01)	$(0.78)	$(0.21)	$0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

126	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.20)	$11.29	(8.56)%	$1,451	1.105	%*(d)	1.105	%*(d)	3.20	%*	32%
0.00	(0.92)	12.55	5.60	456	1.105	(d)	1.105	(d)	7.04		96
0.00	(0.70)	12.77	7.01	36	1.135	(c)	1.135	(c)	5.23		86
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25	*	56

$0.00	$(0.16)	$9.65	(5.62)%	$9,981	1.49	%*	1.20	%*	4.01	%*	398%
0.00	(0.30)	10.39	5.25	7,332	1.57		1.20		3.19		969
(0.02)	(0.47)	10.17	3.33	4,860	1.20		1.20		2.84		653
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80		571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02		477
0.00	(0.46)	10.52	2.71	73	1.22		1.20		2.46		711

$0.00	$(0.32)	$7.90	(10.96)%	$15,827	1.15	%*	1.15	%*	6.80	%*	148%
0.00	(0.66)	9.20	(0.96)	15,556	1.16		1.15		6.45		187
0.00	(0.63)	9.94	8.49	16,405	1.15		1.15		6.40		75
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62		105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15		62
0.00	(0.63)	9.69	16.33	1,342	1.15		1.15		6.32		105

$0.00	$(0.27)	$9.24	(4.25)%	$16	1.69	%*(g)	1.10	%*(h)	6.10	%*	96%
0.00	(0.51)	9.92	4.41	10	2.88	(e)	1.10	(f)	5.15		276
0.00	0.00	10.00	0.00	10	1.10	*	1.10	*	(1.10	)*	0

$0.00	$(0.18)	$9.52	(4.40)%	$38,510	1.11	%*	1.10	%*	3.56	%*	126%
0.00	(0.48)	10.14	6.93	9,642	1.10		1.10		4.05		141
0.00	(0.40)	9.95	4.60	11,305	1.10		1.10		3.89		73
0.00	(0.34)	9.90	1.30	15,386	1.12	(b)	1.12	(b)	3.00		68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43		278
0.00	(0.23)	10.31	2.00	1,490	1.15		1.15		1.36		247

$0.00	$(0.21)	$10.46	(6.87)%	$129,117	1.15	%*	1.15	%*	4.13	%*	560%
0.00	(0.89)	11.45	14.05	94,611	1.15		1.15		4.81		806
(0.01)	(0.39)	10.89	4.27	59,303	1.15		1.15		2.76		480
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84		388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16		369
0.00	(0.83)	11.79	10.95	8,240	1.15		1.15		1.75		308

(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.125%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.19%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.41%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.74%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.15%.

Semiannual Report	September 30, 2008	127

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short-Term Fund
Class R
09/30/2008+	$9.81	$0.16	$(0.16)	$0.00	$(0.16)	$0.00
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)

StocksPLUS® Fund
Class R
09/30/2008+	$9.85	$0.16	$(1.92)	$(1.76)	$(0.46)	$0.00
03/31/2008	10.97	0.45	(1.02)	(0.57)	(0.55)	0.00
03/31/2007	10.29	0.40	0.67	1.07	(0.39)	0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00

Total Return Fund
Class R
09/30/2008+	$10.91	$0.23	$(0.63)	$(0.40)	$(0.23)	$0.00
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)

Unconstrained Bond Fund
Class R
07/31/2008 - 09/30/2008+	$9.89	$0.03	$0.03	$0.06	$(0.03)	$0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.
(e)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(f)	Effective October 1, 2007, the Fund’s adminstrative fee was reduced by 0.05% to 0.30%.

128	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.16)	$9.65	(0.03)%	$3,573	1.09	%*	1.05	%*	3.21	%*	208%
0.00	(0.45)	9.81	3.07	948	1.08	(f)	1.07	(f)	4.20		191
0.00	(0.44)	9.96	4.25	632	1.00	(e)	1.00	(e)	4.18		187
0.00	(0.29)	9.98	2.64	626	1.00	(e)	1.00	(e)	3.05		230
0.00	(0.14)	10.01	0.84	504	1.10	(e)	1.10	(e)	1.23		356
0.00	(0.11)	10.07	1.38	48	1.15		1.15		0.75		268

$0.00	$(0.46)	$7.63	(18.42)%	$1,834	1.58	%*	1.15	%*	3.36	%*	176%
0.00	(0.55)	9.85	(5.56)	2,925	1.30	(d)	1.17	(d)	4.08		67
0.00	(0.39)	10.97	10.56	2,337	1.22	(b)	1.22	(b)	3.83		76
0.00	(0.22)	10.29	9.19	2,360	1.27	(c)	1.27	(c)	2.76		239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96		371
0.00	(0.69)	9.63	34.07	135	1.30		1.30		0.47		287

$0.00	$(0.23)	$10.28	(3.70)%	$741,976	1.29	%*	1.15	%*	4.32	%*	155%
0.00	(0.54)	10.91	10.02	505,431	1.21		1.15		4.43		226
0.00	(0.47)	10.43	5.57	336,612	1.15		1.15		4.11		257
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43		325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76		470
0.00	(0.42)	10.94	5.42	31,079	1.15		1.15		1.69		273

$0.00	$(0.03)	$9.92	0.62%	$10	1.55	%*	1.55	%*	1.95	%*	340%

Semiannual Report	September 30, 2008	129

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Assets:
Investments, at value	$0	$5,473,797	$7,697,996
Investments in Affiliates, at value	14,768,044	0	0
Repurchase agreements, at value	4,490	157,026	15,160
Cash	15,847	339,715	150,075
Deposits with counterparty	0	29,254	19,999
Foreign currency, at value	0	18,496	24,028
Receivable for investments sold	0	2,024,648	701,869
Receivable for investments in Affiliates sold	106,002	0	0
Receivable for investments sold on a delayed-delivery basis	0	227,276	0
Receivable for Fund shares sold	21,599	6,527	10,442
Interest and dividends receivable	0	49,788	144,576
Interest and dividends receivable from Affiliates	47,618	0	0
Variation margin receivable	0	6,497	707
Manager reimbursement receivable	368	0	0
Swap premiums paid	0	14,744	18,465
Unrealized appreciation on foreign currency contracts	0	37,915	31,870
Unrealized appreciation on swap agreements	0	86,524	18,440
Other assets	0	297	0
	14,963,968	8,472,504	8,833,627

Liabilities:
Payable for the reverse repurchase agreements	$0	$420,429	$50,058
Payable for investments purchased	0	2,018,191	2,011,297
Payable for investments in Affiliates purchased	168,388	0	0
Payable for investments purchased on a delayed-delivery basis	0	1,506,742	0
Payable for short sales	0	1,042,300	792
Payable for Fund shares redeemed	23,892	12,802	54,196
Dividends payable	0	2,128	8,811
Written options outstanding	0	23,503	72,360
Accrued investment advisory fee	2,172	639	1,360
Accrued administrative fee	1,558	718	1,576
Accrued distribution fee	892	52	556
Accrued servicing fee	670	98	359
Variation margin payable	0	12,352	11,492
Recoupment payable to Manager	0	0	0
Swap premiums received	0	72,582	50,252
Unrealized depreciation on foreign currency contracts	0	39,933	46,075
Unrealized depreciation on swap agreements	0	54,652	183,720
Other liabilities	0	234	2,220
	197,572	5,207,355	2,495,124

Net Assets	$14,766,396	$3,265,149	$6,338,503

Net Assets Consist of:
Paid in capital	$16,544,129	$3,487,188	$7,886,523
Undistributed (overdistributed) net investment income	30,160	(75,001)	(68,664)
Accumulated undistributed net realized gain (loss)	(464,896)	80,374	(138,370)
Net unrealized appreciation (depreciation)	(1,342,997)	(227,412)	(1,340,986)
	$14,766,396	$3,265,149	$6,338,503

Net Assets:
Class R	$1,451	$9,981	$15,827
Other Classes	14,764,945	3,255,168	6,322,676

Shares Issued and Outstanding:
Class R	129	1,034	2,004

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$11.29	$9.65	$7.90

Cost of Investments Owned	$0	$5,731,667	$8,845,157
Cost of Investments in Affiliates Owned	$16,111,040	$0	$0
Cost of Repurchase Agreements Owned	$4,490	$157,026	$15,160
Cost of Foreign Currency Held	$0	$18,920	$24,786
Proceeds Received on Short Sales	$0	$1,037,769	$803
Premiums Received on Written Options	$0	$20,342	$46,337

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2008

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund	Unconstrained Bond Fund

$422,226	$10,834,013	$30,028,077	$4,291,682	$575,318	$159,407,423	$82,311
0	0	0	0	0	0	0
13,500	389,763	528,102	350,794	33,712	5,232,820	46,550
0	807,007	373,811	79,663	494	3,709,391	10,800
128	61,237	74,859	28,990	27,646	1,110,142	402
87	36,565	67,277	17,045	3,126	332,380	338
34,989	1,159,091	6,102,928	1,310,564	188,806	25,928,163	20,513
0	0	0	0	0	0	0
0	0	855,522	0	0	362,673	0
996	27,468	61,648	15,972	148	523,121	3,630
3,031	63,821	208,544	20,202	2,354	1,096,334	201
0	0	0	0	0	0	0
0	5,866	1,280	24	24,096	39,870	263
0	0	0	0	0	0	0
1,587	39,360	63,050	9,011	4,382	507,696	18
0	22,716	28,059	12,177	2,559	470,219	10
3,017	18,352	157,923	4,419	1,466	561,496	234
8	6,161	422	1	0	76,464	6
479,569	13,471,420	38,551,502	6,140,544	864,107	199,358,192	165,276

$109,151	$502,356	$250,168	$0	$117,581	$15,388,516	$0
98	1,267,578	1,732,455	1,130,775	60,330	32,793,225	57,884
0	0	0	0	0	0	0
0	0	14,801,837	8,051	0	1,409,399	0
33,751	963,640	6,154,870	308,111	165,138	15,724,970	17,381
11	47,662	84,660	11,888	867	541,622	30
17	4,120	8,274	655	0	57,516	6
8	15,325	24,021	0	1,773	540,203	30
50	2,141	3,139	913	107	26,469	28
51	1,879	3,624	767	127	22,940	15
1	318	1,216	397	36	7,424	0
2	558	1,390	99	33	5,317	1
125	39,444	26,741	16,233	8,674	486,813	43
7	0	0	0	0	0	0
16,711	12,475	93,699	6,691	1,220	349,629	647
2	37,021	50,218	16,828	3,290	295,687	28
9,722	176,119	226,604	36,778	18,914	1,673,880	199
200	0	1,315	748	1,100	15,398	12
169,907	3,070,636	23,464,231	1,538,934	379,190	69,339,008	76,304

$309,662	$10,400,784	$15,087,271	$4,601,610	$484,917	$130,019,184	$88,972

$333,933	$11,266,958	$16,169,150	$4,772,783	$784,288	$133,723,021	$89,001
978	(14,349)	(28,318)	3,458	9,565	248,705	6
(833)	(63,851)	(208,301)	(17,359)	(215,426)	2,465,087	(316)
(24,416)	(787,974)	(845,260)	(157,272)	(93,510)	(6,417,629)	281
$309,662	$10,400,784	$15,087,271	$4,601,610	$484,917	$130,019,184	$88,972

$16	$38,510	$129,117	$3,573	$1,834	$741,976	$10
309,646	10,362,274	14,958,154	4,598,037	483,083	129,277,208	88,962

2	4,047	12,348	370	240	72,193	1

$9.24	$9.52	$10.46	$9.65	$7.63	$10.28	$9.92

$439,739	$11,549,538	$30,782,838	$4,431,631	$624,999	$165,869,602	$82,597
$0	$0	$0	$0	$0	$0	$0
$13,500	$389,763	$528,102	$350,794	$33,712	$5,232,820	$46,550
$92	$37,941	$69,526	$15,499	$3,229	$345,848	$345
$33,352	$965,567	$6,103,259	$305,976	$163,102	$15,649,475	$17,737
$4	$17,317	$18,301	$0	$2,228	$648,149	$20

Semiannual Report	September 30, 2008	131

Statements of Operations

Six Months Ended September 30, 2008 (Unaudited)
(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$120	$79,179	$275,179
Dividends	0	161	3,877
Dividends from Affiliate investments	328,653	0	0
Miscellaneous income	0	3	38
Total Income	328,773	79,343	279,094

Expenses:
Investment advisory fees	13,622	3,636	8,777
Administrative fees	9,933	4,122	10,229
Distribution fees - Class R	1	13	21
Servicing fees - Class R	1	13	21
Distribution and/or servicing fees - Other Classes	10,106	906	6,156
Trustees’ fees	0	2	5
Interest expense	7	4,168	58
Miscellaneous expense	0	5	15
Total Expenses	33,670	12,865	25,282
Reimbursement by Manager	(1,352)	0	0
Net Expenses	32,318	12,865	25,282

Net Investment Income	296,455	66,478	253,812

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	(429)	(22,662)
Net realized (loss) on Affiliate investments	(166,835)	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	(18,089)	(35,990)
Net realized gain (loss) on foreign currency transactions	0	86,449	16,643
Net change in unrealized appreciation (depreciation) on investments	0	(389,639)	(979,755)
Net change in unrealized (depreciation) on Affiliate investments	(1,461,755)	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	14,695	3,090
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	65,027	(20,248)
Net (Loss)	(1,628,590)	(241,986)	(1,038,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,332,135)	$(175,508)	$(785,110)

* Foreign tax withholdings	$0	$149	$13

(1)	Period from July 31, 2008 to September 30, 2008.

132	PIMCO Funds	See Accompanying Notes

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund	Unconstrained Bond Fund (1)

$11,716	$248,150	$408,891	$92,428	$14,908	$3,642,370	$223
15	5,051	1,066	79	1,060	0	0
0	0	0	0	0	0	0
3	118	103	44	6	1,190	0
11,734	253,319	410,060	92,551	15,974	3,643,560	223

381	13,574	19,551	5,284	805	162,485	40
310	11,899	22,417	4,424	950	140,020	21
0	52	141	3	3	788	0
0	52	141	3	3	788	0
17	5,523	15,750	2,900	498	77,894	2
0	7	9	2	0	78	0
871	598	174	838	1,393	87,599	0
8	22	32	9	1	264	0
1,587	31,727	58,215	13,463	3,653	469,916	63
(76)	0	0	0	0	0	0
1,511	31,727	58,215	13,463	3,653	469,916	63

10,223	221,592	351,845	79,088	12,321	3,173,644	160

(1,395)	26,857	(647,152)	(23,084)	(1,199)	684,848	(130)
0	0	0	0	0	0	0
1,167	119,720	125,955	35,421	(40,931)	874,178	(186)
(7)	48,138	92,371	17,486	8,259	472,304	0
(16,997)	(543,619)	(906,012)	(105,489)	(37,743)	(7,918,494)	144
0	0	0	0	0	0	0
(5,033)	(305,436)	(77,987)	11,762	(36,720)	(1,880,202)	165

0	(31,976)	(35,426)	(15,523)	(6,608)	(95,966)	(28)
(22,265)	(686,316)	(1,448,251)	(79,427)	(114,942)	(7,863,332)	(35)

$(12,042)	$(464,724)	$(1,096,406)	$(339)	$(102,621)	$(4,689,688)	$125

$0	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2008	133

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$296,455	$982,396	$66,478	$95,994
Net realized gain (loss)	0	0	67,931	(19,583)
Net realized (loss) on Affiliate investments	(166,835)	(79,686)	0	0
Net capital gain distributions received from Underlying Funds	0	21,213	0	0
Net change in unrealized appreciation (depreciation)	0	0	(309,917)	64,085
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,461,755)	(141,480)	0	0
Net increase (decrease) resulting from operations	(1,332,135)	782,443	(175,508)	140,496

Distributions to Shareholders:
From net investment income
Class R	(15)	(19)	(167)	(138)
Other Classes	(292,050)	(1,015,213)	(55,043)	(90,684)
From net realized capital gains
Class R	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(292,065)	(1,015,232)	(55,210)	(90,822)

Fund Share Transactions:
Receipts for shares sold
Class R	1,314	517	7,648	4,773
Other Classes	2,701,764	4,460,319	1,136,019	1,071,457
Issued as reinvestment of distributions
Class R	15	19	162	135
Other Classes	261,498	905,739	42,987	70,614
Cost of shares redeemed
Class R	(212)	(106)	(4,423)	(2,513)
Other Classes	(1,477,985)	(2,768,078)	(467,564)	(979,740)
Net increase (decrease) resulting from Fund share transactions	1,486,394	2,598,410	714,829	164,726

Fund Redemption Fee	17	55	46	74

Total Increase (Decrease) in Net Assets	(137,789)	2,365,676	484,157	214,474

Net Assets:
Beginning of period	14,904,185	12,538,509	2,780,992	2,566,518
End of period*	$14,766,396	$14,904,185	$3,265,149	$2,780,992

*Including undistributed (overdistributed) net investment income of:	$30,160	$25,770	$(75,001)	$(86,269)

134	PIMCO Funds	See Accompanying Notes

High Yield Fund		Income Fund		Low Duration Fund		Real Return Fund		Short-Term Fund

Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008

$253,812	$489,899	$10,223	$6,705	$221,592	$469,819	$351,845	$646,908	$79,088	$191,974
(42,009)	48,963	(235)	(240)	194,715	158,071	(428,826)	912,700	29,823	(1,495)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(996,913)	(563,522)	(22,030)	(2,384)	(881,031)	106,243	(1,019,425)	70,875	(109,250)	(50,485)
0	0	0	0	0	0	0	0	0	0
(785,110)	(24,660)	(12,042)	4,081	(464,724)	734,133	(1,096,406)	1,630,483	(339)	139,994

(602)	(1,101)	0	(1)	(755)	(345)	(2,166)	(3,197)	(42)	(32)
(264,703)	(506,355)	(9,434)	(6,881)	(222,972)	(475,579)	(327,065)	(612,112)	(77,430)	(191,684)

0	(10)	0	0	0	(61)	0	(2,488)	0	(3)
0	(4,536)	0	0	0	(77,393)	0	(388,293)	0	(12,733)

(265,305)	(512,002)	(9,434)	(6,882)	(223,727)	(553,378)	(329,231)	(1,006,090)	(77,472)	(204,452)

5,655	7,132	6	0	51,163	5,394	63,572	59,189	2,820	640
1,579,646	2,840,257	37,555	275,113	2,900,087	5,049,153	3,909,813	6,329,961	1,966,187	3,427,328

567	1,052	0	1	744	378	2,044	5,402	34	26
211,451	407,805	9,354	6,807	199,037	501,677	280,441	837,251	73,247	189,450

(3,352)	(7,766)	0	0	(20,446)	(7,598)	(19,966)	(33,305)	(162)	(335)
(1,164,917)	(3,418,125)	(9,457)	(10,498)	(3,458,561)	(4,867,912)	(3,208,041)	(4,263,044)	(1,136,602)	(3,502,643)
629,050	(169,645)	37,458	271,423	(327,976)	681,092	1,027,863	2,935,454	905,524	114,466

246	383	1	1	0	12	2	61	0	31

(421,119)	(705,924)	15,983	268,623	(1,016,427)	861,859	(397,772)	3,559,908	827,713	50,039

6,759,622	7,465,546	293,679	25,056	11,417,211	10,555,352	15,485,043	11,925,135	3,773,897	3,723,858
$6,338,503	$6,759,622	$309,662	$293,679	$10,400,784	$11,417,211	$15,087,271	$15,485,043	$4,601,610	$3,773,897

$(68,664)	$(57,171)	$978	$189	$(14,349)	$(12,214)	$(28,318)	$(50,932)	$3,458	$1,842

Semiannual Report	September 30, 2008	135

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Fund		Total Return Fund		Unconstrained Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Period from June 30, 2008 to September 30, 2008 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,321	$43,234	$3,173,644	$5,470,328	$160
Net realized gain (loss)	(33,871)	(52,251)	2,031,330	2,455,744	(316)
Net change in unrealized appreciation (depreciation)	(81,071)	(19,416)	(9,894,662)	3,255,488	281
Net increase (decrease) resulting from operations	(102,621)	(28,433)	(4,689,688)	11,181,560	125

Distributions to Shareholders:
From net investment income
Class R	(110)	(139)	(13,623)	(17,506)	0
Other Classes	(29,759)	(48,172)	(3,160,092)	(5,446,877)	(154)
From net realized capital gains
Class R	0	0	0	(2,660)	0
Other Classes	0	0	0	(709,945)	0

Total Distributions	(29,869)	(48,311)	(3,173,715)	(6,176,988)	(154)

Fund Share Transactions:
Receipts for shares sold
Class R	310	1,739	386,265	293,653	10
Other Classes	52,098	280,031	27,113,164	42,115,081	92,448
Issued as reinvestment of distributions
Class R	109	137	12,452	18,336	0
Other Classes	26,252	43,207	2,793,057	5,442,047	139
Cost of shares redeemed
Class R	(1,013)	(914)	(121,934)	(162,026)	0
Other Classes	(193,584)	(429,576)	(18,068,373)	(30,399,563)	(3,598)
Net increase (decrease) resulting from Fund share transactions	(115,828)	(105,376)	12,114,631	17,307,528	88,999

Fund Redemption Fee	251	4	1	616	2

Total Increase (Decrease) in Net Assets	(248,067)	(182,116)	4,251,229	22,312,716	88,972

Net Assets:
Beginning of period	732,984	915,100	125,767,955	103,455,239	0
End of period*	$484,917	$732,984	$130,019,184	$125,767,955	$88,972

*Including undistributed net investment income of:	$9,565	$27,113	$248,705	$248,776	$6

136	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows	(Unaudited) Six Months Ended September 30, 2008

(Amounts in thousands)	Income Fund	StocksPLUS® Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(12,042)	$(102,621)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(476,051)	(1,100,277)
Proceeds from sales of long-term securities	407,314	1,169,717
Purchases of short-term portfolio investments, net	(3,216)	132,874
Increase (Decrease) in deposits with counterparty	(128)	30,074
Increase (Decrease) in interest receivable	(657)	1,448
Increase in receivable for investments sold	(4,882)	(167,404)
Increase (Decrease) in payable for investments purchased	(64,092)	40,667
Increase (Decrease) in swap premiums received	7,378	(4,325)
Increase (Decrease) in investment advisory fee	6	(35)
Increase (Decrease) in administrative fee	6	(39)
Decrease in distribution fee	0	(10)
Increase (Decrease) in servicing fee	1	(7)
Increase in recoupment payable to manager	93	0
Increase in other liability	0	1,100
Payment (Proceeds) from futures transactions	118	(78,489)
Payment (Proceeds) from currency transactions	(7)	7,909
Payment from short sale transactions	33,860	151,052
Unrealized (depreciation) on investments	22,030	81,071
Net realized (loss) on investments	235	33,871
Net amortization on investments	(79)	(474)
Net cash used for operating activities	(90,113)	196,102

Cash flows received from financing activities:
Proceeds from shares sold	37,387	76,207
Payment on shares redeemed	(9,452)	(196,571)
Cash dividend paid*	(73)	(3,508)
Net borrowing (repayment) of reverse repurchase agreements	62,074	(72,153)
Net cash received from financing activities	89,936	(196,025)

Net Increase (Decrease) in Cash and Foreign Currency	(177)	77

Cash and Foreign Currency:
Beginning of period	264	3,543
End of period	$87	$3,620

* Reinvestment of dividends	$9,354	$26,361

See Accompanying Notes	Semiannual Report	September 30, 2008	137

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class R shares of ten funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, D and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/

performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(q), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

138	PIMCO Funds

(Unaudited) September 30, 2008

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the

Semiannual Report	September 30, 2008	139

Notes to Financial Statements  (Cont.)

change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities

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may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a

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specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2008 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or

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assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2008, the High Yield Fund and Total Return Fund had $631,470 and $857,541, respectively, in unfunded loan commitments outstanding.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due

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Notes to Financial Statements  (Cont.)

to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other liabilities on the Statements of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statements of Operations. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% for the All Asset Fund, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee (collectively, the “Administrative Fee”) based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes	Class D		Class P		Class R
All Asset Fund	0.175%	(1)	0.05%		0.05%		0.40%	0.40%	(3)	0.15%		0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%	0.45%	(4)	0.35%		0.45%
High Yield Fund	0.25%		0.25%	(5)	0.25%	(5)	0.40%	0.40%		0.35%	(8)	0.40%
Income Fund	0.25%	(2)	0.20%		0.20%		0.40%	0.25%		0.30%		0.40%
Low Duration Fund	0.25%		0.18%	(6)	0.18%	(6)	0.35%	0.25%		0.28%	(9)	0.35%
Real Return Fund	0.25%		0.20%		0.20%		0.40%	0.40%	(7)	0.30%		0.40%
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%		0.30%		0.30%
StocksPLUS® Fund	0.25%		0.25%		0.25%		0.40%	0.40%		0.35%		0.40%
Total Return Fund	0.25%		0.18%	(6)	0.18%	(6)	0.40%	0.25%		0.28%		0.40%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%		0.40%		0.45%

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	PIMCO has contractually agreed (ending March 31, 2009) to waive 0.05% of the advisory fee to 0.20%.
(3)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20% per annum.
(4)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40% per annum.

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(5)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.30% per annum.
(6)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.21% per annum.
(7)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35% per annum.
(8)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.05% to 0.40% per annum.
(9)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2008.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2008, AGID received $4,142,663 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Income and Unconstrained Bond Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%

Semiannual Report	September 30, 2008	145

Notes to Financial Statements  (Cont.)

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2008, were as follows (amounts in thousands):

Fund Name	Recoverable Amount
Income Fund	$79

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2008, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$106,161	$0
High Yield Fund	5,927	0
Low Duration Fund	20,398	0
Real Return Fund	35,723	0
Short-Term Fund	9,021	0
StocksPLUS® Fund	0	24,927
Total Return Fund	268,927	0

The All Asset Fund invests substantially all of its assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset Fund.

146	PIMCO Funds

(Unaudited) September 30, 2008

The following table shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2008 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$137,273	$0	$(77,985)	$338,833	$5,580	$0
Developing Local Markets Fund	1,493,542	244,602	166,759	(72,302)	1,445,488	30,714	986
Diversified Income Fund	464,645	13,273	39,892	(59,118)	392,804	13,219	(1,278)
Emerging Local Bond Fund	1,281,544	333,774	101,158	(137,152)	1,384,159	39,767	(661)
Emerging Markets Bond Fund	1,041,342	34,345	105,913	(105,647)	855,726	32,650	(8,529)
Floating Income Fund	1,225,654	291,447	1,196,713	(66,115)	307,952	24,972	(110,846)
Foreign Bond Fund (Unhedged)	54,551	438	44,955	(438)	6,549	437	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	269,871	11,654	(16,970)	557,817	459	(12)
Fundamental IndexPLUS™ Fund	232,188	130	31,111	(63,888)	163,851	130	(5,785)
Fundamental IndexPLUS™ TR Fund	351,649	25,471	10,640	(93,038)	300,602	214	(1,950)
Global Bond Fund (Unhedged)	28,372	323	18,734	(598)	7,358	322	78
GNMA Fund	124,316	2,765	0	2,360	125,550	2,749	0
High Yield Fund	338,463	81,590	10,708	(60,613)	354,300	13,717	(61)
Income Fund	199,483	29,373	0	(16,419)	213,960	6,480	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	35	0	(15,998)	38,413	35	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	21,034	(78,038)	333,151	174	(1,702)
Investment Grade Corporate Bond Fund	0	1,161,789	0	(73,137)	1,088,652	9,537	0
Long Duration Total Return Fund	101,224	256,712	16,887	(24,567)	315,121	5,878	(197)
Long-Term U.S. Government Fund	494,621	38,304	510,594	762	11,046	2,536	11,649
Low Duration Fund	839,047	54,260	847,645	(2,055)	43,066	3,318	3,092
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	1,748,003	156,920	(198,086)	3,065,999	56,154	(5,459)
Real Return Fund	1,839,314	405,874	695,186	(82,157)	1,401,741	38,784	(23,708)
RealEstateRealReturn Strategy Fund	342,055	468,956	60,432	(49,623)	691,009	0	(8,176)
Short-Term Fund	23,677	249	12,086	(341)	11,653	248	(128)
Small Cap StocksPLUS® TR Fund	12,084	381,705	14,393	(11,532)	368,858	734	(732)
StocksPLUS® Fund	12,854	637	0	(2,997)	10,534	637	0
StocksPLUS® Total Return Fund	53,961	779	0	(14,943)	43,513	779	0
Total Return Fund	1,025,404	142,131	613,360	(14,112)	505,828	23,170	(18,764)
CommodityRealReturn Strategy Fund®	463,269	50,345	4,730	(8,249)	384,511	14,101	247
Totals	$14,894,363	$6,402,614	$4,900,344	$(1,342,996)	$14,768,044	$328,653	$(166,835)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	September 30, 2008	147

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2008, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,402,614	$4,900,344
Foreign Bond Fund (U.S. Dollar-Hedged)	12,769,229	12,437,794	6,685,174	5,485,622
High Yield Fund	9,837,000	9,326,386	2,867,049	1,604,882
Income Fund	389,956	353,663	86,095	29,236
Low Duration Fund	12,914,145	12,062,541	2,038,781	954,097
Real Return Fund	152,570,905	147,625,620	3,472,066	1,137,450
Short-Term Fund	8,143,367	7,815,267	593,954	367,491
StocksPLUS® Fund	1,037,251	996,518	63,025	136,621
Total Return Fund	235,167,338	209,841,162	17,482,612	7,666,781
Unconstrained Bond Fund	161,092	93,236	15,229	2,786

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund,

148	PIMCO Funds

(Unaudited) September 30, 2008

who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court. The non-agent lenders have filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. No ruling date on the motion has been set.

9.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2008, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset Fund invests in the CRRS Fund, an Underlying Fund, the All Asset Fund may be subject to the tax risk.

As of September 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
All Asset Fund	$3,122	$(1,346,118)	$(1,342,996)
Foreign Bond Fund (U.S. Dollar-Hedged)	47,985	(305,855)	(257,870)
High Yield Fund	58,734	(1,205,895)	(1,147,161)
Income Fund	2,459	(19,972)	(17,513)
Low Duration Fund	28,610	(744,135)	(715,525)
Real Return Fund	196,481	(951,242)	(754,761)
Short-Term Fund	25,879	(165,828)	(139,949)
StocksPLUS® Fund	4,091	(53,772)	(49,681)
Total Return Fund	1,196,768	(7,658,947)	(6,462,179)
Unconstrained Bond Fund	654	(940)	(286)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2008	149

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	109	$1,314	40	$517	759	$7,648	462	$4,773
Other Classes	217,455	2,701,764	346,955	4,460,319	112,533	1,136,019	104,839	1,071,457
Issued as reinvestment of distributions
Class R	1	15	1	19	16	162	13	135
Other Classes	21,715	261,498	71,483	905,739	4,282	42,987	6,939	70,614
Cost of shares redeemed
Class R	(17)	(212)	(8)	(106)	(447)	(4,423)	(247)	(2,513)
Other Classes	(119,993)	(1,477,985)	(215,636)	(2,768,078)	(46,514)	(467,564)	(96,661)	(979,740)
Net increase (decrease) resulting from Fund share transactions	119,270	$1,486,394	202,835	$2,598,410	70,629	$714,829	15,345	$164,726

	Real Return Fund				Short-Term Fund
	Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	5,695	$63,572	5,357	$59,189	287	$2,820	65	$640
Other Classes	349,693	3,909,813	568,013	6,329,961	200,697	1,966,187	345,372	3,427,328
Issued as reinvestment of distributions
Class R	185	2,044	495	5,402	3	34	3	26
Other Classes	25,380	280,441	76,800	837,251	7,488	73,247	19,110	189,450
Cost of shares redeemed
Class R	(1,792)	(19,966)	(3,037)	(33,305)	(17)	(162)	(34)	(335)
Other Classes	(288,089)	(3,208,041)	(390,664)	(4,263,044)	(116,063)	(1,136,602)	(353,857)	(3,502,643)
Net increase (decrease) resulting from Fund share transactions	91,072	$1,027,863	256,964	$2,935,454	92,395	$905,524	10,659	$114,466

150	PIMCO Funds

(Unaudited) September 30, 2008

High Yield Fund				Income Fund				Low Duration Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

626	$5,655	740	$7,132	1	$6	0	$0	5,064	$51,163	536	$5,394
174,199	1,579,646	296,985	2,840,257	3,888	37,555	27,477	275,113	290,057	2,900,087	500,186	5,049,153

64	567	110	1,052	0	0	0	1	75	744	38	378
23,845	211,451	42,534	407,805	975	9,354	679	6,807	20,041	199,037	49,962	501,677

(376)	(3,352)	(811)	(7,766)	0	0	0	0	(2,043)	(20,446)	(759)	(7,598)
(130,320)	(1,164,917)	(356,197)	(3,418,125)	(974)	(9,457)	(1,045)	(10,498)	(345,900)	(3,458,561)	(485,364)	(4,867,912)

68,038	$629,050	(16,639)	$(169,645)	3,890	$37,458	27,111	$271,423	(32,706)	$(327,976)	64,599	$681,092

StocksPLUS® Fund				Total Return Fund				Unconstrained Bond Fund
Six Months Ended 09/30/2008		Year Ended 03/31/2008		Six Months Ended 09/30/2008		Year Ended 03/31/2008		Period from 06/30/2008 to 09/30/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

33	$310	153	$1,739	36,119	$386,265	27,608	$293,653	1	$10
5,252	52,098	24,908	280,031	2,532,953	27,113,164	3,967,321	42,115,081	9,310	92,448

12	109	13	137	1,172	12,452	1,732	18,336	0	0
3,021	26,252	3,948	43,207	262,478	2,793,057	514,717	5,442,047	15	139

(102)	(1,013)	(82)	(914)	(11,413)	(121,934)	(15,291)	(162,026)	0	0
(19,022)	(193,584)	(38,137)	(429,576)	(1,695,275)	(18,068,373)	(2,888,073)	(30,399,563)	(361)	(3,598)

(10,806)	$(115,828)	(9,197)	$(105,376)	1,126,034	$12,114,631	1,608,014	$17,307,528	8,965	$88,999

Semiannual Report	September 30, 2008	151

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	MSC	Morgan Stanley
BOA	Bank of America	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBS	Royal Bank of Scotland Group PLC
BEAR	Bear Stearns & Co., Inc.	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BNP	BNP Paribas Bank	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.
BSN	Bank of Nova Scotia	LEH	Lehman Brothers, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LMEX	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGCI	Dow Jones-AIG Commodity Index	LCDX	Liquid Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIGTR	Dow Jones-AIG Commodity Index Total Return	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
CDX.NA	Credit Derivatives Index - North America	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread
CDX.XO	Credit Derivatives Index - Crossover	eRAFI	enhanced Research Affiliates Fundamental Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
FFR	Federal Funds Rate	PRIBOR	Prague Interbank Offered Rate

152	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2008	153

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement

On August 11, 2008, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2009. The Board also considered and approved for a one-year term through August 31, 2009, a Supervision and Administration Agreement (together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds, which replaced the Funds’ existing Administration Agreement. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2009; and (ii) the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with RALLC, on behalf of PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2009.

The information, material factors and conclusions that formed the basis for the Board’s approvals of the Agreements are described below.

1.	Consideration and Approval of the Supervision and Administration Agreement

At its meeting on July 28, 2008, PIMCO presented the Trustees with a proposal to replace the Trust’s current Administration Agreement with a Supervision and Administration Agreement. The purpose of this change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. Under the terms of the then existing Administration Agreement and the new Supervision and Administration Agreement, the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. In connection with the proposed Supervision and Administration Agreement, PIMCO also proposed to increase the supervisory and administrative fees for Institutional Class, Administrative Class, and Class P (“Institutional Classes”) of certain Funds—the High Yield, Low Duration, Moderate Duration, and Total Return Funds. The Trustees received materials regarding the enhanced supervisory and administrative services that, under the proposed Supervision and Administration Agreement, PIMCO would be contractually obligated to provide the Trust, as well as materials discussing the rationale for the proposed administrative fee increase for several Funds.

Although the Supervision and Administration Agreement is not an investment advisory contract, the Board determined that it was appropriate to consider the services provided, and the fees paid to PIMCO under the proposed Supervision and Administration Agreement, as part of total compensation received by PIMCO from its relationship with the Funds. In determining to approve the Supervision and Administration Agreement, the Board considered the enhanced services that PIMCO had been providing to the Trust including, but not limited to, its services relating to pricing and valuation; services resulting from regulatory developments affecting the Funds, such as the Rule 38a-1 compliance program, Rule 22c-2 compliance and monitoring and anti-money laundering programs; its services relating to the Funds’ risk management function; and its shareholder services. The Board also noted that PIMCO has recruited, and focused on the retention of, qualified professional staff to provide enhanced supervisory and administrative services. This has included hiring personnel with specialized skills such as pricing, compliance, and legal support personnel that are necessary in light of growing complexity of the Funds’ activities, hiring experienced shareholder servicing personnel, and establishing incentive compensation packages to retain personnel. In light of the increased services being provided and proposed to be provided by PIMCO, the Board determined that the Funds’ Administration Agreement should be replaced with the Supervision and Administration Agreement, which reflects these enhanced services.

In considering the proposed Supervision and Administration Agreement, the Board noted that, PIMCO had, with few exceptions, maintained the Funds’ fees at the same level as implemented when the unified fee was adopted, and had reduced fees for certain Funds in prior years. The Board noted that in the few cases where certain Funds’ fees were increased, such fees were later reduced to the original levels. The Board noted that as part of its consideration of the proposed Supervision and Administration Agreement, it had received historical information regarding these fee reductions. The Board considered PIMCO’s proposal to increase the supervisory and administrative fees for the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds under the proposed Supervision and Administration Agreement, and noted that the fees for these four funds had not been increased since the inception of the unified fee. The Board noted that PIMCO has voluntarily provided a high level of supervisory and administrative services of increasing complexity in recent years and that these services would be reflected in the Supervision and Administration Agreement. They also noted that the proposed Supervision and Administration Agreement represents PIMCO’s contractual commitment to continue to provide the Funds with these enhanced supervisory and administrative services. The Trustees considered that, under the unified fee structure, PIMCO has absorbed increases in the Funds’ expenses and will continue to do so under the Supervision and Administration Agreement. The Trustees also noted that PIMCO has agreed not to propose increases to the advisory fee and supervisory and administrative fee of the Institutional Classes of the High Yield, Low Duration, Moderate Duration, and Total Return Funds for three years. The Board also considered that the proposed fee increases would not have a material impact on the profitability of PIMCO.

The Board considered comparative fee and data prepared at the Board’s request by Lipper, Inc. (“Lipper”), which compared the fees to be charged to the Funds under the proposed Supervision and Administration Agreement to those fees charged to and expenses borne by similar funds. The Board noted that many other funds pay for supervisory and administrative services under separate arrangements, and thus it is difficult to directly compare the Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board noted that, even giving effect to the proposed fee increases for the High Yield, Low Duration, Moderate Duration, and Total Return Funds, the total fees of these funds compared favorably with their Lipper medians for total expenses.

The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

154	PIMCO Funds

2.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and met both as a full Board and as the independent Trustees alone, without management present, at the August 11, 2008 meeting. The Board also met telephonically with management and counsel on July 28, 2008 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

3.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

4.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2008 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2008 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper

Semiannual Report	September 30, 2008	155

Approval of Renewal of Investment Advisory Contract, Asset Allocation Sub-Advisory Agreements, and Sub-Advisory Agreement and Approval of Supervision and Administration Agreement  (Cont.)

Report, which were provided in advance of the August 11, 2008 meeting. The Board noted that over 80% of the Funds outperformed their respective Lipper category median over the three-year and longer periods. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category). Due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that a large percentage of the Funds’ Institutional Class assets outperformed the relative benchmark indexes on a net of fees basis over various periods ended March 31, 2008, as indicated in the PIMCO Report, and that, over periods five years and longer, nearly all of the Institutional Class assets have outperformed net of fees. The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO and took note of PIMCO’s plans to monitor performance going forward. The Board considered that despite certain Funds’ underperformance versus the unmanaged benchmarks, these Funds compared favorably versus their peers according to Lipper. The Board also took note of PIMCO’s proposal to reduce the advisory fee for PIMCO Real Return Asset Fund.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

5.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee and expense ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board noted that as part of its consideration of the renewal of the Agreements, it had received historical information regarding these fee reductions. The Board also noted PIMCO’s proposal to reduce the advisory fees for Real Return Asset Fund and the supervisory and administrative fees for Class D shares of several Funds (All Asset, All Asset All Authority, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), RealEstateRealReturn Strategy, and Real Return Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable.

6.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in fees due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in

156	PIMCO Funds

the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fee on the Real Return Asset Fund and the supervisory and administrative fees for Class D of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

7.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

8.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and approval of the Supervision and Administration Agreement to replace the Administration Agreement. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement are fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds under the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreement and that the renewal of the Investment Advisory Contract, the Asset Allocation Agreements, and the Sub-Advisory Agreement and the approval of the Supervision and Administration Agreement was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2008	157

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, OA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PNC Global Investment Servicing

P.O. Box 9688

Providence, RI 02940-9688

Note: Effective on or about October 6, 2008, Boston Financial Data Services, Inc. (BFDS) will replace PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent. For updated information on this transition, please visit www.allianzinvestors.com/BFDS.

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 6/30/08. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2008. For information about any product, contact your financial advisor.                                    AZ060SA_23337

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services. The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2008

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
Allied Waste North America, Inc.
2.362% due 03/28/2014	$3,629	$3,507
3.980% due 03/28/2014	239	230
5.430% due 03/28/2014	1,657	1,601
5.550% due 03/28/2014	3,163	3,056
Community Health Systems, Inc.
4.000% due 07/25/2014	974	858
5.060% due 07/25/2014	14,455	12,720
5.954% due 07/25/2014	4,599	4,047
CSC Holdings, Inc.
4.569% due 03/30/2013	37,116	32,874
Daimler Finance North America LLC
6.820% due 08/03/2012	521,643	354,326
DaVita, Inc.
3.970% due 10/05/2012	11,379	10,310
3.980% due 10/05/2012	1,075	974
4.300% due 10/05/2012	8,370	7,583
4.320% due 10/05/2012	629	570
First Data Corp.
5.551% due 09/24/2014	64	55
5.552% due 09/24/2014	931	800
Ford Motor Co.
5.490% due 12/16/2013	21,561	14,261
Freescale Semiconductor, Inc.
4.236% due 12/01/2013	2,962	2,414
Fresenius Medical Care Capital Trust
4.167% due 03/22/2013	26	24
4.176% due 03/22/2013	394	370
4.185% due 03/22/2013	52	49
4.438% due 03/22/2013	182	171
General Motors Corp.
5.162% due 11/29/2013	34,465	22,661
Georgia-Pacific Corp.
4.219% due 12/20/2012	2,372	2,102
4.551% due 12/20/2012	2,667	2,363
4.567 % due 12/20/2012	33,413	29,609
HCA, Inc.
4.801% due 11/18/2012	17,130	15,066
6.012% due 11/18/2013	4,962	4,364
Health Management Associates, Inc.
5.512% due 02/28/2014	4,716	3,997
Idearc, Inc.
3.970% due 11/17/2013	3,960	2,531
4.300% due 11/17/2013	11,040	7,054
Las Vegas Sands Corp.
4.560% due 05/23/2014	39,204	29,844
5.520% due 05/23/2014	9,900	7,536
Metro-Goldwyn-Mayer, Inc.
6.051% due 04/08/2012	31,185	22,266
Mylan Laboratories, Inc.
5.750% due 10/02/2014	4,081	3,806
7.062% due 10/02/2014	5,869	5,472
NRG Energy, Inc.
2.701% due 02/01/2013	11,553	10,208
5.262% due 02/01/2013	12,299	10,868
RH Donnelley Corp.
6.750% due 06/30/2011	3,892	3,460
Sensata Technologies BV
4.412% due 04/27/2013	13	11
4.543% due 04/27/2013	4,924	4,147
Texas Competitive Electric Holdings Co. LLC
5.989% due 10/10/2014	2,805	2,378
6.302% due 10/10/2014	17,879	15,155
7.262% due 10/10/2014	211	178
Yell Group PLC
4.469% due 02/10/2013	33,000	28,490

Total Bank Loan Obligations (Cost $901,831)		684,366

CORPORATE BONDS & NOTES 26.3%

Banking & Finance 19.9%

ABX Financing Co.
5.750% due 10/15/2016	10,000	9,289
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	46
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	164
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	7,562
Alliance & Leicester PLC
2.861% due 01/19/2011	23,000	21,925
Allstate Corp.
6.125% due 12/15/2032	150	126
6.125% due 05/15/2037	1,500	1,102
Allstate Life Global Funding Trusts
3.250% due 03/23/2009	50,000	49,807
5.375% due 04/30/2013	165,800	160,214
American Express Bank FSB
2.507% due 06/12/2009	18,100	17,856
5.500% due 04/16/2013	236,100	216,296
6.000% due 09/13/2017	309,400	258,822
American Express Centurion Bank
2.507% due 06/12/2009	23,000	22,231
2.657% due 12/17/2009	5,000	4,717
2.808% due 04/17/2009	89,100	86,777
6.000% due 09/13/2017	309,400	259,331
American Express Co.
5.250% due 09/12/2011	600	560
5.500% due 09/12/2016	150	128
6.150% due 08/28/2017	53,500	45,600
7.000% due 03/19/2018	203,500	179,902
American Express Credit Corp.
2.546% due 03/02/2009	2,480	2,428
2.547% due 04/06/2009	20,300	19,779
3.080% due 12/19/2008	10,000	9,957
5.875% due 05/02/2013	153,600	141,704
American Express Travel Related Services Co., Inc.
2.686% due 06/01/2011	50,000	46,665
American General Finance Corp.
3.087% due 08/17/2011	21,640	12,929
5.375% due 10/01/2012	200	109
5.400% due 12/01/2015	100	49
6.900% due 12/15/2017	210,400	97,688
American Honda Finance Corp.
2.864% due 05/12/2009	94,600	94,436
2.874% due 03/09/2009	62,280	62,118
American International Group, Inc.
2.538% due 06/16/2009	15,000	9,006
2.833% due 01/29/2010	217,600	141,549
2.895% due 10/18/2011	41,300	24,530
4.950% due 03/20/2012	35,800	22,097
5.050% due 10/01/2015	46,300	25,004
5.375% due 10/18/2011	7,200	4,590
5.450% due 05/18/2017	10,000	5,030
5.850% due 01/16/2018	179,320	90,140
6.250% due 05/01/2036	100,000	46,370
8.175% due 05/15/2058	370,000	59,282
8.250% due 08/15/2018	33,700	19,605
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	143
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,244
ANZ National International Ltd.
2.842% due 08/07/2009	45,000	44,891
6.200% due 07/19/2013	222,100	220,679
Asian Development Bank
5.820% due 06/16/2028	1,100	1,240
Associates Corp. of North America
7.000% due 02/10/2009	32,500	32,112
7.950% due 02/15/2010	25,500	24,982
8.550% due 07/15/2009	250	246
AXA Financial, Inc.
7.750% due 08/01/2010	100	103
Banco Santander Chile
3.164% due 12/09/2009	56,282	55,273
Bank of America Corp.
2.918% due 11/06/2009	123,500	120,780
2.957% due 02/17/2009	11,000	10,976
3.048% due 10/14/2016	40,000	34,333
3.052% due 02/11/2009	20,000	19,942
3.076% due 09/18/2009	900	895
3.318% due 03/24/2009	47,300	47,142
3.375% due 02/17/2009	150	147
3.889% due 09/25/2009	102,700	100,730
4.750% due 08/15/2013	500	436
5.125% due 11/15/2014	125	113
5.200% due 03/15/2018	100	80
5.650% due 05/01/2018	22,000	18,563
5.750% due 12/01/2017	61,770	52,469
6.000% due 09/01/2017	198,720	171,700
7.250% due 10/15/2025	200	167
7.800% due 02/15/2010	500	492
Bank of America N.A.
2.810% due 02/27/2009	229,600	228,910
2.819% due 06/12/2009	165,460	164,676
2.876% due 12/18/2008	1,200	1,198
3.099% due 06/15/2016	100,760	90,902
3.404% due 05/12/2010	100,000	98,737
6.000% due 10/15/2036	70,100	58,458
6.100% due 06/15/2017	1,600	1,416
Bank of Ireland
3.072% due 12/19/2008	50,100	50,021
Bank of New York Mellon Corp.
6.375% due 04/01/2012	200	202
Bank of Scotland PLC
2.829% due 07/17/2009	102,500	101,884
2.859% due 09/14/2009	1,200	1,165
Bank One Corp.
7.750% due 07/15/2025	200	191
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	168,271
6.050% due 12/04/2017	174,980	163,022
7.434% due 09/29/2049	75,100	61,212
7.700% due 04/29/2049	378,900	333,919
BB&T Corp.
4.750% due 10/01/2012	145	130

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
BBVA U.S. Senior SAU
2.859% due 04/17/2009	$200,000	$199,803
Bear Stearns Cos. LLC
2.657% due 01/07/2009	10,000	9,997
2.901% due 08/21/2009	18,850	18,664
2.901% due 02/23/2010	235,325	231,727
2.927% due 05/18/2010	31,400	30,774
2.931% due 10/22/2010	10,000	9,727
2.991% due 02/01/2012	30,000	29,030
2.999% due 11/28/2011	22,150	21,262
3.014% due 08/15/2011	49,490	48,098
3.029% due 01/31/2011	134,900	131,865
3.084% due 09/09/2009	23,980	23,694
3.096% due 01/30/2009	216,300	215,034
3.186% due 07/19/2010	15,700	15,393
3.201% due 11/21/2016	13,706	11,116
3.852% due 03/30/2009	241,450	240,243
4.500% due 10/28/2010	8,215	7,983
4.550% due 06/23/2010	9,175	8,974
5.300% due 10/30/2015	19,000	16,879
5.500% due 08/15/2011	10,300	9,924
5.550% due 01/22/2017	1,060	912
6.400% due 10/02/2017	19,000	17,774
6.950% due 08/10/2012	538,810	544,770
7.250% due 02/01/2018	56,175	54,151
7.625% due 12/07/2009	80	81
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	100
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,183
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,873
BNP Paribas
5.186% due 06/29/2049	600	460
Boeing Capital Corp.
6.100% due 03/01/2011	300	315
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,538
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	36,677
Caelus Re Ltd.
9.061% due 06/07/2011	25,000	24,375
Calabash Re Ltd.
13.719% due 01/08/2010	2,650	2,738
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,370
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	6,210
6.750% due 09/15/2017	260,000	229,245
Caterpillar Financial Services Corp.
2.865% due 10/28/2008	400	400
2.867% due 05/18/2009	101,000	100,874
2.887% due 03/10/2009	28,560	28,507
5.450% due 04/15/2018	20	18
Charter One Bank N.A.
2.845% due 04/24/2009	100,000	99,796
Chubb Corp.
6.500% due 05/15/2038	10,000	9,051
CIT Group, Inc.
2.925% due 06/08/2009	82,375	70,448
2.927% due 08/17/2009	18,580	14,952
2.939% due 03/12/2010	26,934	19,435
2.946% due 01/30/2009	230,175	207,388
3.054% due 02/13/2012	340	184
3.075% due 07/28/2011	15,000	9,161
3.212% due 12/19/2008	20,500	20,266
5.000% due 02/01/2015	150	74
6.000% due 02/15/2013	500	185
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,283
Citigroup Capital XXI
8.300% due 12/21/2077	263,530	196,415
Citigroup Funding, Inc.
2.805% due 12/08/2008	173,000	172,176
3.190% due 04/23/2009	2,200	2,164
3.476% due 06/26/2009	300	293
3.852% due 05/07/2010	100,900	95,190
Citigroup Global Markets Holdings, Inc.
2.916% due 03/17/2009	2,400	2,367
2.921% due 08/03/2009	39,980	38,997
3.244% due 01/12/2009	15,200	15,103
Citigroup, Inc.
2.836% due 01/30/2009	135,000	133,584
2.897% due 05/18/2011	100,000	87,996
2.944% due 03/16/2012	17,100	14,482
2.954% due 06/09/2009	102,559	100,771
2.957% due 05/18/2010	212,540	196,223
3.799% due 12/28/2009	143,930	139,321
3.809% due 12/26/2008	40,980	40,696
4.250% due 07/29/2009	300	289
5.000% due 09/15/2014	250	192
5.100% due 09/29/2011	3,000	2,760
5.300% due 10/17/2012	37,800	33,680
5.500% due 08/27/2012	93,000	83,594
5.500% due 04/11/2013	622,220	543,635
5.850% due 07/02/2013	24,300	21,337
5.875% due 02/22/2033	75	49
6.000% due 08/15/2017	66,300	56,257
6.125% due 11/21/2017	100,250	85,101
6.125% due 05/15/2018	88,400	73,321
6.125% due 08/25/2036	10,000	6,499
6.500% due 08/19/2013	50,000	44,483
7.250% due 10/01/2010	57,934	54,933
CNA Financial Corp.
5.850% due 12/15/2014	20,500	19,200
6.000% due 08/15/2011	25,000	24,968
6.600% due 12/15/2008	200	200
Commonwealth Bank of Australia
2.527% due 06/08/2009	96,300	96,293
Compass Bancshares, Inc.
3.391% due 10/09/2009	35,000	35,014
Countrywide Financial Corp.
2.931% due 01/05/2009	41,000	40,451
3.242% due 05/07/2012	13,000	11,513
3.332% due 12/19/2008	2,930	2,897
3.418% due 03/24/2009	37,670	36,774
4.500% due 06/15/2010	4,000	3,617
5.800% due 06/07/2012	50,185	42,436
6.250% due 05/15/2016	25,000	17,826
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	49,000	42,191
4.125% due 09/15/2009	22,345	20,555
5.625% due 07/15/2009	39,950	37,789
6.250% due 04/15/2009	51,073	49,602
Credit Agricole S.A.
6.637% due 05/29/2049	25,147	16,971
Credit Suisse New York
5.000% due 05/15/2013	200,000	185,525
Credit Suisse USA, Inc.
2.944% due 12/09/2008	26,380	26,209
3.004% due 08/15/2010	41,790	39,864
3.007% due 08/16/2011	11,595	11,298
5.375% due 03/02/2016	250	224
5.500% due 08/16/2011	400	395
5.500% due 08/15/2013	100	93
7.125% due 07/15/2032	40	36
DBS Bank Ltd.
3.027% due 05/16/2017	22,000	18,730
5.000% due 11/15/2019	8,000	7,137
Deutsche Bank AG
4.875% due 05/20/2013	250,000	239,037
6.000% due 09/01/2017	361,100	341,731
DnB NOR Bank ASA
2.858% due 10/13/2009	100	100
East Lane Re Ltd.
8.801% due 05/06/2011	33,600	34,199
Eksportfinans A/S
4.750% due 12/15/2008	150	150
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,380
Enron Credit Linked Notes Trust
8.000% due 08/15/2049 (a)	2,320	58
Export-Import Bank of China
4.875% due 07/21/2015	28,200	26,402
Fifth Third Bancorp
6.250% due 05/01/2013	100,000	85,070
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	253
Ford Credit de Mexico S.A. de C.V.
4.904% due 03/20/2009	187,000	182,664
Ford Motor Credit Co. LLC
4.361% due 01/15/2010	20,300	16,631
5.625% due 10/01/2008	966	966
5.700% due 01/15/2010	28,600	21,910
5.800% due 01/12/2009	30,699	29,150
7.250% due 10/25/2011	3,900	2,484
7.375% due 02/01/2011	5,100	3,391
7.875% due 06/15/2010	96,828	73,948
8.625% due 11/01/2010	23,300	16,532
Foundation Re II Ltd.
9.557% due 11/26/2010	40,850	40,595
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,712
General Electric Capital Corp.
2.795% due 10/24/2008	100	100
2.825% due 10/26/2009	200	199
2.831% due 01/05/2009	22,850	22,795
2.849% due 03/12/2010	3,100	3,060
2.851% due 10/06/2010	1,500	1,477
2.856% due 01/20/2010	189,400	188,103
2.859% due 12/12/2008	29,000	28,911
2.862% due 05/10/2010	15,400	15,016
2.874% due 08/15/2011	6,200	6,059
2.885% due 04/28/2011	39,970	39,185
2.896% due 04/30/2009	10,479	10,442
2.939% due 12/15/2009	205,090	203,810
2.941% due 02/02/2009	17,768	17,728
2.989% due 01/08/2016	82,800	76,469
3.174% due 05/05/2026	29,950	25,585
3.250% due 06/15/2009	10,000	9,823

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.334% due 06/20/2014	$38,000	$34,654
4.000% due 05/15/2010	100	97
4.125% due 09/01/2009	140	138
4.250% due 06/15/2012	1,596	1,492
5.625% due 05/01/2018	35	30
5.875% due 01/14/2038	531,510	392,083
6.000% due 06/15/2012	675	652
6.125% due 02/22/2011	1,100	1,094
6.375% due 11/15/2067	250,200	202,652
6.750% due 03/15/2032	250	209
8.125% due 05/15/2012	250	253
8.310% due 04/13/2009	42,100	42,672
Genworth Financial, Inc.
6.500% due 06/15/2034	160	125
Genworth Global Funding Trusts
2.879% due 02/10/2009	50,000	49,220
2.944% due 05/15/2012	12,000	11,237
2.979% due 12/15/2010	6,160	5,560
Glitnir Banki HF
3.046% due 04/20/2010	51,800	44,647
3.226% due 01/21/2011	10,000	7,614
3.255% due 01/18/2012	20,000	15,234
GMAC LLC
4.054% due 05/15/2009	123,000	89,008
6.000% due 04/01/2011	15,000	7,111
6.000% due 12/15/2011	100	45
6.500% due 12/15/2018	200	53
6.700% due 06/15/2018	100	28
6.850% due 04/15/2016	200	61
7.000% due 02/15/2018	100	28
7.200% due 10/15/2017	125	35
7.250% due 09/15/2017	200	58
7.375% due 04/15/2018	100	29
Golden West Financial Corp.
4.750% due 10/01/2012	100	77
Goldman Sachs Group, Inc.
2.887% due 11/16/2009	58,230	53,890
2.892% due 11/10/2008	41,000	40,708
3.011% due 03/02/2010	68,584	64,157
3.129% due 07/23/2009	15,570	14,762
3.250% due 12/23/2008	103,000	101,504
3.280% due 06/23/2009	36,000	34,249
3.290% due 12/23/2009	50,000	45,948
3.294% due 12/22/2008	230,675	227,397
3.300% due 06/23/2009	100,400	95,450
3.654% due 03/22/2016	10,000	5,966
3.812% due 03/30/2009	4,700	4,525
3.875% due 01/15/2009	770	756
4.069% due 06/28/2010	28,120	25,096
4.750% due 07/15/2013	500	432
5.000% due 01/15/2011	11,500	10,380
5.250% due 10/15/2013	665	560
5.625% due 01/15/2017	150	107
5.700% due 09/01/2012	2,325	2,005
5.950% due 01/18/2018	290,000	239,643
6.125% due 02/15/2033	20,000	14,440
6.150% due 04/01/2018	304,900	253,959
6.250% due 09/01/2017	417,000	349,677
6.600% due 01/15/2012	1,550	1,447
6.750% due 10/01/2037	293,325	195,915
6.875% due 01/15/2011	100	96
7.350% due 10/01/2009	150	145
Goldman Sachs Group LP
3.502% due 02/09/2009	10,000	9,825
Hartford Life Global Funding Trusts
2.854% due 11/15/2009	10,700	10,449
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	6,470
HBOS PLC
3.073% due 02/06/2014	100	95
5.920% due 09/29/2049	37,900	22,369
6.657% due 05/29/2049	200	113
6.750% due 05/21/2018	250,000	209,830
HCP, Inc.
5.950% due 09/15/2011	12,350	11,677
6.300% due 09/15/2016	13,000	10,694
Heller Financial, Inc.
7.375% due 11/01/2009	300	303
HSBC Bank USA N.A.
2.949% due 12/14/2009	9,700	9,638
2.957% due 06/10/2009	900	895
5.875% due 11/01/2034	3,000	2,328
HSBC Capital Funding LP
4.610% due 12/31/2049	400	342
9.547% due 12/29/2049	43,400	39,863
10.176% due 12/29/2049	46,160	45,518
10.176% due 12/31/2049	20,000	20,062
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,729
HSBC Finance Corp.
2.846% due 10/21/2009	72,100	68,420
2.899% due 03/12/2010	2,600	2,441
2.954% due 12/05/2008	73,500	73,134
3.041% due 01/15/2014	15,000	12,169
3.052% due 05/10/2010	31,655	29,162
3.087% due 11/16/2009	83,479	82,074
3.152% due 06/19/2009	158,650	153,617
3.241% due 06/01/2016	10,000	7,687
4.750% due 05/15/2009	4,000	3,941
7.000% due 05/15/2012	315	306
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	158,702
6.500% due 09/15/2037	104,000	88,500
7.500% due 07/15/2009	33,000	33,181
IBM International Group Capital LLC
3.133% due 07/29/2009	88,000	86,482
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,014
Inter-American Development Bank
7.375% due 01/15/2010	350	368
International Lease Finance Corp.
3.031% due 05/24/2010	43,180	34,610
3.121% due 07/11/2011	50,000	36,531
3.126% due 04/20/2009	6,500	6,115
3.191% due 01/15/2010	34,630	29,863
4.750% due 07/01/2009	900	743
4.875% due 09/01/2010	160	116
5.250% due 01/10/2013	15,000	9,670
5.350% due 03/01/2012	20,000	14,823
5.400% due 02/15/2012	20,000	14,848
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	5,003
5.950% due 10/15/2013	10,000	5,205
John Deere Capital Corp.
2.851% due 09/01/2009	25,000	24,909
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,217
7.000% due 03/15/2012	175	184
JPMorgan & Co., Inc. CPI Linked Bond
3.574% due 02/15/2012	600	600
JPMorgan Chase & Co.
2.973% due 10/02/2009	52,700	52,667
2.994% due 03/09/2009	10,000	9,979
3.254% due 12/22/2008	15,200	15,124
3.291% due 06/25/2010	1,300	1,287
3.479% due 06/26/2009	40	40
4.500% due 01/15/2012	4,000	3,772
4.875% due 03/15/2014	645	595
5.250% due 05/01/2015	700	644
5.750% due 01/02/2013	45	43
6.000% due 01/15/2018	147,320	134,569
6.125% due 06/27/2017	15	14
6.400% due 05/15/2038	36,000	31,143
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	291,323
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	52
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,600	27,658
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	23,869
KeyBank N.A.
5.061% due 06/02/2010	283,200	281,948
7.413% due 10/15/2027	87,000	71,626
Keycorp
3.529% due 05/26/2009	55,800	54,612
6.500% due 05/14/2013	100,000	72,052
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	248
Landsbanki Islands HF
3.511% due 08/25/2009	19,800	17,093
6.100% due 08/25/2011	10,000	8,484
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	183
Lehman Brothers Holdings, Inc.
2.520% due 11/24/2008 (a)	8,000	1,040
2.851% due 12/23/2008 (a)	478,200	62,166
2.878% due 04/03/2009 (a)	166,080	21,590
2.881% due 10/22/2008 (a)	28,100	3,653
2.889% due 01/23/2009 (a)	108,600	14,118
2.907% due 11/16/2009 (a)	25,870	3,363
2.911% due 08/21/2009 (a)	89,000	11,570
2.951% due 05/25/2010 (a)	108,850	14,150
3.011% due 12/23/2010 (a)	100	13
3.950% due 11/10/2009 (a)	100	13
4.000% due 04/16/2019 (a)	90	12
5.625% due 01/24/2013 (a)	141,970	18,456
5.750% due 01/03/2017 (a)	200	1
6.200% due 09/26/2014 (a)	49,670	6,457
6.750% due 12/28/2017 (a)	20,000	100
6.875% due 05/02/2018 (a)	105,600	13,728
7.500% due 05/11/2038 (a)	85,000	425
7.875% due 11/01/2009 (a)	65	8
Lincoln National Corp.
2.899% due 03/12/2010	31,900	31,006
Longpoint Re Ltd.
8.069% due 05/08/2010	87,500	89,040
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	109
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	20,000	18,784

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MBNA Capital B
3.601% due 02/01/2027	$7,000	$5,717
MBNA Corp.
6.125% due 03/01/2013	100	95
Mellon Bank N.A.
4.750% due 12/15/2014	50	46
Mellon Funding Corp.
5.000% due 12/01/2014	100	86
Merrill Lynch & Co., Inc.
2.885% due 10/27/2008	82,000	81,943
2.886% due 01/30/2009	50,000	48,803
2.894% due 08/14/2009	16,750	16,157
3.004% due 02/15/2011	11,600	9,798
3.014% due 02/05/2010	7,296	6,922
3.044% due 06/05/2012	18,000	14,910
3.048% due 02/06/2009	78,400	76,960
3.234% due 12/22/2008	100,200	96,899
3.251% due 01/15/2015	21,000	15,387
3.519% due 06/26/2009	5,000	4,810
4.250% due 02/08/2010	2,000	1,901
5.000% due 01/15/2015	200	164
5.054% due 05/12/2010	121,700	117,440
6.050% due 08/15/2012	448,500	420,917
6.220% due 09/15/2026	115	86
6.400% due 08/28/2017	168,800	146,235
6.750% due 06/01/2028	115	90
6.875% due 04/25/2018	509,200	451,270
MetLife, Inc.
5.375% due 12/15/2012	200	193
6.400% due 12/15/2036	69,900	43,595
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,402
Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049	200	172
Monumental Global Funding II
3.254% due 09/22/2009	1,800	1,786
Monumental Global Funding Ltd.
3.199% due 06/15/2011	60,000	57,652
5.500% due 04/22/2013	51,900	50,769
Morgan Stanley
2.597% due 05/07/2010	41,745	28,032
2.852% due 05/07/2009	2,900	2,515
2.881% due 01/15/2010	74,590	57,538
2.902% due 05/07/2010	48,300	33,375
2.912% due 02/09/2009	141,785	123,577
3.031% due 01/22/2009	302,300	294,187
3.035% due 01/18/2011	600	391
3.071% due 01/15/2010	6,600	4,957
3.091% due 01/09/2014	4,280	2,749
3.235% due 10/18/2016	60,000	39,174
3.271% due 10/15/2015	10,220	5,583
4.250% due 05/15/2010	2,500	2,032
4.750% due 04/01/2014	460	244
4.904% due 05/14/2010	336,000	245,400
5.375% due 10/15/2015	500	310
5.625% due 01/09/2012	1,000	698
5.750% due 08/31/2012	370,000	261,162
6.250% due 08/28/2017	200	124
6.250% due 08/09/2026	225	138
6.600% due 04/01/2012	1,490	1,083
6.625% due 04/01/2018	500	331
6.750% due 04/15/2011	200	148
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	24,845
Mystic Re Ltd.
9.111% due 12/05/2008	4,250	4,249
11.811% due 12/05/2008	32,100	32,100
12.811% due 06/07/2011	12,200	12,471
National Australia Bank Ltd.
2.858% due 09/11/2009	300	299
3.252% due 02/08/2010	15,900	15,887
3.252% due 06/19/2017	75,000	66,986
3.510% due 06/23/2014	25,250	24,819
3.999% due 06/29/2016	10,000	9,089
5.350% due 06/12/2013	185,200	178,101
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	145
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,418
Nationwide Life Global Funding I
3.009% due 05/19/2010	20,500	20,461
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	25,259
Northern Rock PLC
2.952% due 11/10/2008	10,000	9,965
ORIX Corp.
5.480% due 11/22/2011	20,000	18,389
Osiris Capital PLC
5.641% due 01/15/2010	12,600	12,497
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	25,045
Petroleum Export Ltd.
5.265% due 06/15/2011	21,643	21,445
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,876
PMI Group, Inc.
6.000% due 09/15/2016	24,200	14,999
PNC Bank N.A.
3.194% due 08/05/2009	85,000	84,660
PNC Funding Corp.
5.125% due 12/14/2010	150	149
Popular North America, Inc.
3.191% due 04/06/2009	25,000	24,901
Premium Asset Trust
3.039% due 10/08/2009	44,950	42,251
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	97
5.300% due 04/24/2013	148,600	148,282
5.550% due 04/27/2015	237,300	235,887
Progressive Corp.
6.700% due 06/15/2037	200	163
Prudential Financial, Inc.
6.000% due 12/01/2017	40,000	35,716
6.100% due 06/15/2017	100	93
6.625% due 12/01/2037	5,400	4,536
Rabobank Capital Funding II
5.260% due 12/31/2049	11,120	10,304
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	1,829
Rabobank Nederland NV
2.791% due 04/06/2009	7,650	7,645
2.811% due 01/15/2009	81,200	81,146
RBS Capital Trust I
4.709% due 12/29/2049	500	411
Regions Bank
7.500% due 05/15/2018	200,000	158,791
Regions Financial Corp.
6.375% due 05/15/2012	125	109
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,369
Residential Reinsurance 2007 Ltd.
8.811% due 06/07/2010	12,500	12,524
9.561% due 06/06/2011	16,000	16,195
10.061% due 06/07/2010	12,500	12,773
10.561% due 06/07/2010	12,500	12,563
13.061% due 06/07/2010	1,500	1,547
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	27,935
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	128
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	197
6.990% due 10/29/2049	91,500	68,253
7.640% due 03/31/2049	83,100	61,966
7.648% due 08/31/2049	10,195	8,382
9.118% due 03/31/2049	88,400	85,762
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	204,800	191,093
Santander U.S. Debt S.A. Unipersonal
2.820% due 11/20/2008	80,300	80,128
2.846% due 10/21/2008	43,100	43,065
2.858% due 02/06/2009	92,600	92,350
2.874% due 11/20/2009	160,000	158,507
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,868
5.100% due 06/15/2015	200	177
5.600% due 09/01/2011	5,000	4,945
SLM Corp.
2.940% due 07/27/2009	184,790	162,686
2.959% due 12/15/2008	10,000	9,912
2.960% due 07/26/2010	4,755	3,608
3.000% due 01/26/2009	115,250	107,195
3.019% due 03/15/2011	62,970	41,121
3.030% due 10/25/2011	38,000	24,261
3.100% due 01/27/2014	1,390	794
4.000% due 01/15/2009	10,500	8,610
4.000% due 01/15/2010	6,500	5,105
5.125% due 08/27/2012	3,150	2,049
5.375% due 01/15/2013	12,920	8,470
5.400% due 10/25/2011	2,020	1,415
8.450% due 06/15/2018	40,000	27,228
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	120,700	86,789
State Street Capital Trust III
8.250% due 12/29/2049	300	294
State Street Capital Trust IV
3.819% due 06/15/2037	30,700	20,327
State Street Corp.
7.650% due 06/15/2010	175	181
Suffield Clo Ltd.
4.121% due 09/26/2014	3,500	3,448
Sun Life Financial Global Funding LP
2.951% due 07/06/2011	27,000	26,093
3.041% due 07/06/2010	25,000	24,652
SunTrust Bank
2.921% due 05/21/2012	4,050	3,816
6.375% due 04/01/2011	200	194
Svensk ExportKredit AB
4.875% due 09/29/2011	125	130
5.125% due 03/01/2017	75	78

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
TD North America LP
3.039% due 10/15/2009	$6,000	$6,001
Textron Financial Corp.
2.892% due 11/07/2008	16,500	16,467
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	31,145
7.500% due 03/13/2013	50,000	39,750
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,184
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	510
5.500% due 12/15/2008	100	100
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	22,775
8.700% due 08/07/2018	74,300	66,572
Travelers Cos., Inc.
6.250% due 06/15/2037	125	108
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	68
6.375% due 03/15/2033	33	29
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	993
U.S. Bancorp
3.191% due 02/04/2010	40	40
3.739% due 04/28/2009	50,000	49,734
4.500% due 07/29/2010	150	153
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,033
UBS AG
5.750% due 04/25/2018	133,350	116,185
5.875% due 12/20/2017	143,300	127,457
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	103
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	56,967
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,018
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	15,424
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,933
Unicredit Luxembourg Finance S.A.
2.846% due 10/24/2008	98,900	98,823
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
USB Capital IX
6.189% due 04/15/2049	30,600	15,001
USB Realty Corp.
6.091% due 12/22/2049	38,000	17,492
Ventas Realty LP
8.750% due 05/01/2009	30,150	30,301
Wachovia Bank N.A.
2.811% due 02/23/2009	90,900	86,414
2.871% due 05/25/2010	21,100	16,962
2.881% due 12/02/2010	125,700	94,671
3.250% due 03/23/2009	148,950	140,156
4.875% due 02/01/2015	300	178
5.600% due 03/15/2016	19,800	11,754
6.600% due 01/15/2038	10,000	5,927
Wachovia Capital Trust III
5.800% due 03/15/2042	20	8
Wachovia Corp.
2.846% due 10/28/2008	57,015	56,725
2.861% due 12/01/2009	165,620	144,239
2.939% due 03/15/2011	36,600	26,935
2.961% due 06/01/2010	17,600	13,613
3.161% due 10/15/2016	30,570	13,767
4.875% due 02/15/2014	20,000	12,289
5.300% due 10/15/2011	46,000	38,432
5.500% due 05/01/2013	30,279	25,075
5.625% due 10/15/2016	91,600	57,146
5.700% due 08/01/2013	18,000	14,191
5.750% due 06/15/2017	22,000	16,536
5.750% due 02/01/2018	406,720	305,625
Wachovia Mortgage FSB
2.859% due 09/14/2009	45,985	45,578
4.125% due 12/15/2009	100	88
Wells Fargo & Co.
2.888% due 01/12/2011	10,000	9,916
2.919% due 09/15/2009	34,930	34,735
3.270% due 03/23/2010	100,180	99,297
3.552% due 05/01/2033	2,700	2,713
4.375% due 01/31/2013	100,000	92,011
5.000% due 11/15/2014	100	92
5.125% due 09/01/2012	300	289
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	27,025
Wells Fargo Capital X
5.950% due 12/15/2036	10,400	8,577
Wells Fargo Capital XIII
7.700% due 12/29/2049	170,000	148,359
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	3,988
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	9,617
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	10,975
5.800% due 11/15/2016	100	90

		25,834,835

Industrials 4.8%

Aetna, Inc.
6.500% due 09/15/2018	12,000	11,833
Alcoa, Inc.
6.000% due 07/15/2013	25,000	24,555
6.750% due 07/15/2018	35,000	33,654
America Movil SAB de C.V.
5.625% due 11/15/2017	25	24
America West Airlines, Inc.
6.870% due 01/02/2017	1,321	1,132
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	12,643	12,019
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,693
Amgen, Inc.
2.889% due 11/28/2008	203,596	203,051
6.150% due 06/01/2018	4,500	4,402
6.900% due 06/01/2038	900	873
Anadarko Petroleum Corp.
3.219% due 09/15/2009	21,580	21,331
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	7,829
Apache Corp.
7.950% due 04/15/2026	150	159
AstraZeneca PLC
5.900% due 09/15/2017	69,000	68,010
6.450% due 09/15/2037	73,800	70,600
Atlantic Richfield Co.
5.900% due 04/15/2009	100	101
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,407
6.500% due 01/15/2014	30,000	29,705
7.125% due 08/01/2018	15,000	15,178
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,989
Baker Hughes, Inc.
6.875% due 01/15/2029	100	105
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	139
Boeing Co.
8.750% due 08/15/2021	50	59
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,500
BP Canada Finance Co.
3.625% due 01/15/2009	500	499
Brown-Forman Corp.
2.891% due 04/01/2010	14,000	13,805
Brunswick Corp.
9.750% due 08/15/2013	18,000	18,409
Canadian National Railway Co.
6.250% due 08/01/2034	100	93
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	35	31
6.250% due 03/15/2038	20,000	15,432
6.500% due 02/15/2037	25,000	20,038
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,163
Caterpillar, Inc.
5.700% due 08/15/2016	100	99
6.050% due 08/15/2036	100	90
7.250% due 09/15/2009	200	205
CBS Corp.
5.625% due 08/15/2012	15,000	14,136
Cisco Systems, Inc.
2.892% due 02/20/2009	73,800	73,708
5.250% due 02/22/2011	500	511
5.500% due 02/22/2016	100	96
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	10,675
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,170	159,356
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,797
CODELCO, Inc.
6.150% due 10/24/2036	23,100	20,562
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	153
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	315
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	404
Comcast Corp.
3.088% due 07/14/2009	10,000	9,787
5.300% due 01/15/2014	26,500	24,306
5.850% due 01/15/2010	420	423
5.850% due 11/15/2015	325	300
5.900% due 03/15/2016	5,000	4,587
6.450% due 03/15/2037	22,000	17,752
7.050% due 03/15/2033	125	112

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Commercial Metals Co.
7.350% due 08/15/2018	$13,000	$12,297
ConocoPhillips
5.900% due 10/15/2032	300	272
ConocoPhillips Australia Funding Co.
2.891% due 04/09/2009	164,996	163,402
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	7,975
6.820% due 05/01/2018	4,904	4,374
7.056% due 09/15/2009	40,459	39,751
7.487% due 10/02/2010	1,215	1,166
7.707% due 10/02/2022	2,774	2,442
Costco Wholesale Corp.
5.500% due 03/15/2017	100	99
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,212
CRH America, Inc.
8.125% due 07/15/2018	10,000	9,827
CSX Corp.
6.750% due 03/15/2011	10,000	10,227
CVS Caremark Corp.
3.111% due 06/01/2010	129,200	123,782
5.750% due 08/15/2011	16,000	16,264
6.125% due 08/15/2016	6,745	6,527
Daimler Finance North America LLC
3.169% due 03/13/2009	300	299
3.241% due 08/03/2009	30,040	29,911
3.249% due 03/13/2009	116,950	116,457
3.331% due 10/31/2008	10,953	10,879
4.875% due 06/15/2010	10,000	9,961
5.750% due 09/08/2011	25,000	24,728
5.875% due 03/15/2011	20,000	19,947
6.500% due 11/15/2013	12,000	11,723
Dell, Inc.
4.700% due 04/15/2013	149,700	144,339
5.650% due 04/15/2018	77,170	70,990
6.500% due 04/15/2038	95,000	83,315
Diageo Capital PLC
5.500% due 09/30/2016	50	48
Dow Chemical Co.
5.970% due 01/15/2009	50	50
Eastman Kodak Co.
7.250% due 11/15/2013	890	837
Eaton Corp.
2.882% due 08/10/2009	25,000	24,938
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	20,713
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	185,684
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	199
4.750% due 11/15/2012	175	171
5.000% due 01/15/2013	300	297
5.250% due 12/15/2016	10,000	9,405
El Paso Corp.
6.375% due 02/01/2009	30,230	30,455
6.750% due 05/15/2009	128,435	127,990
7.000% due 05/15/2011	12,000	12,038
7.750% due 06/15/2010	11,500	11,696
7.750% due 01/15/2032	89,490	75,195
7.800% due 08/01/2031	10,475	8,860
7.875% due 06/15/2012	19,600	19,385
8.050% due 10/15/2030	9,100	7,922
9.625% due 05/15/2012	12,700	13,246
10.750% due 10/01/2010	24,700	26,066
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,938
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,683
Emerson Electric Co.
4.500% due 05/01/2013	95	94
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	46
Enbridge, Inc.
4.900% due 03/01/2015	50	45
EnCana Corp.
6.300% due 11/01/2011	10,000	10,199
Enterprise Products Operating LP
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,307
FedEx Corp.
3.500% due 04/01/2009	14,350	14,242
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,020
Gaz Capital S.A.
6.212% due 11/22/2016	37,600	29,827
7.288% due 08/16/2037	43,000	30,745
7.343% due 04/11/2013	49,900	45,409
7.510% due 07/31/2013	35,000	34,022
8.146% due 04/11/2018	181,100	159,368
8.625% due 04/28/2034	164,000	153,340
Genentech, Inc.
4.750% due 07/15/2015	100	93
General Dynamics Corp.
4.500% due 08/15/2010	100	102
General Electric Co.
2.854% due 12/09/2008	117,775	117,345
5.250% due 12/06/2017	28,700	25,157
General Mills, Inc.
5.250% due 08/15/2013	15,000	14,900
6.000% due 02/15/2012	10,000	10,207
General Motors Corp.
8.100% due 06/15/2024	2,000	770
8.250% due 07/15/2023	5,000	1,988
8.800% due 03/01/2021	15,000	5,775
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	24,800	24,614
GlaxoSmithKline Capital, Inc.
3.429% due 05/13/2010	10,100	10,062
4.375% due 04/15/2014	100	95
4.850% due 05/15/2013	27,200	26,730
5.650% due 05/15/2018	100,020	95,134
Hess Corp.
6.650% due 08/15/2011	200	200
Hewlett-Packard Co.
6.500% due 07/01/2012	175	184
Historic TW, Inc.
9.125% due 01/15/2013	12,000	12,610
HJ Heinz Co.
5.350% due 07/15/2013	20,000	19,639
6.428% due 12/01/2020	39,600	39,671
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,530
Home Depot, Inc.
2.944% due 12/16/2009	4,300	4,047
4.625% due 08/15/2010	215	211
Honeywell International, Inc.
2.879% due 03/13/2009	48,600	48,503
5.300% due 03/01/2018	20	19
6.125% due 11/01/2011	575	608
International Business Machines Corp.
5.375% due 02/01/2009	350	351
International Paper Co.
4.000% due 04/01/2010	10,000	9,708
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	16,430
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	301
Johnson & Johnson
6.950% due 09/01/2029	100	111
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,098
Kellogg Co.
5.125% due 12/03/2012	300	299
6.600% due 04/01/2011	10,000	10,389
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,283
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	25,850	23,065
6.950% due 01/15/2038	25,000	21,438
Kraft Foods, Inc.
4.125% due 11/12/2009	100	99
5.625% due 11/01/2011	56,335	56,653
6.125% due 02/01/2018	148,500	139,352
6.250% due 06/01/2012	10,000	10,063
6.500% due 08/11/2017	10	10
6.875% due 02/01/2038	63,300	58,310
Kroger Co.
5.500% due 02/01/2013	5,000	4,871
Lennar Corp.
5.950% due 10/17/2011	9,000	7,335
Lexmark International, Inc.
5.900% due 06/01/2013	15,880	15,591
6.650% due 06/01/2018	13,000	12,546
Liberty Media LLC
7.875% due 07/15/2009	4,220	4,254
Loews Corp.
5.250% due 03/15/2016	30,000	28,931
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	96
5.500% due 10/15/2035	50	41
Macy’s Retail Holdings, Inc.
4.800% due 07/15/2009	15,000	14,663
Mandalay Resort Group
6.500% due 07/31/2009	34,769	33,204
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	35,992
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,983
Masco Corp.
5.875% due 07/15/2012	5,000	4,781
7.125% due 08/15/2013	10,000	10,049
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,335
Maytag Corp.
5.000% due 05/15/2015	10,000	9,075
McDonald’s Corp.
5.300% due 03/15/2017	125	121
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	9,901

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Medtronic, Inc.
4.375% due 09/15/2010	$100	$102
Miller Brewing Co.
5.500% due 08/15/2013	15,000	14,814
Nabors Industries, Inc.
6.150% due 02/15/2018	35,000	33,428
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	6,930
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,613
Nordstrom, Inc.
6.250% due 01/15/2018	20,925	19,519
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,087
NSTAR
8.000% due 02/15/2010	100	105
Nucor Corp.
6.400% due 12/01/2037	600	549
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,473
ONEOK Partners LP
6.150% due 10/01/2016	10,000	9,451
6.850% due 10/15/2037	29,800	26,738
Oracle Corp.
4.950% due 04/15/2013	14,330	14,298
5.000% due 01/15/2011	200	205
5.750% due 04/15/2018	14,100	13,115
6.500% due 04/15/2038	40,000	36,388
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,939
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,609
Peabody Energy Corp.
7.375% due 11/01/2016	4,700	4,536
7.875% due 11/01/2026	20,695	18,522
Pemex Project Funding Master Trust
4.119% due 06/15/2010	5,900	5,812
7.875% due 02/01/2009	30,285	30,723
9.125% due 10/13/2010	25	27
9.375% due 12/02/2008	26,065	26,279
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	105
Pfizer, Inc.
4.650% due 03/01/2018	150	143
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	49,327
5.650% due 05/16/2018	26,700	24,724
6.375% due 05/16/2038	34,500	30,366
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,675
6.125% due 01/15/2017	25	23
Praxair, Inc.
6.375% due 04/01/2012	200	208
Procter & Gamble Co.
6.875% due 09/15/2009	100	103
Qwest Communications International, Inc.
6.304% due 02/15/2009	964	957
7.500% due 11/01/2008	16,227	16,146
RadioShack Corp.
7.375% due 05/15/2011	10,000	9,900
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,899
Reynolds American, Inc.
3.519% due 06/15/2011	45,900	43,725
6.750% due 06/15/2017	100	94
7.250% due 06/01/2013	80,000	82,289
7.625% due 06/01/2016	3,000	2,983
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	10,350
Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,100	2,099
Rohm & Haas Co.
6.000% due 09/15/2017	123,525	114,979
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,058
7.200% due 09/01/2015	28,000	27,845
SABMiller PLC
3.091% due 07/01/2009	25,000	24,895
Safeway, Inc.
4.119% due 03/27/2009	13,000	12,909
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,057
Siemens Financieringsmaatschappij NV
2.854% due 08/14/2009	96,200	96,119
Sonat, Inc.
7.625% due 07/15/2011	25,000	25,433
Southern Co.
3.511% due 08/20/2010	120,000	119,787
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	14,400	14,496
Target Corp.
5.125% due 01/15/2013	700	703
5.400% due 10/01/2008	200	200
5.875% due 03/01/2012	175	178
7.000% due 01/15/2038	151,500	142,630
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	12,731
Tesco PLC
5.500% due 11/15/2017	12,000	10,756
Texaco Capital, Inc.
5.500% due 01/15/2009	175	175
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	95
Time Warner, Inc.
3.034% due 11/13/2009	149,278	143,360
5.875% due 11/15/2016	2,000	1,759
6.500% due 11/15/2036	20,000	15,195
6.875% due 05/01/2012	350	347
7.625% due 04/15/2031	120	104
Transocean, Inc.
6.625% due 04/15/2011	5,330	5,544
Tyco International Group S.A.
6.125% due 11/01/2008	20,363	20,334
Union Pacific Corp.
5.700% due 08/15/2018	900	840
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	140	127
United Airlines, Inc.
6.071% due 03/01/2013 (a)	1,053	991
6.201% due 12/31/2049 (a)	3,947	3,828
6.602% due 03/01/2015 (a)	1,455	1,412
7.730% due 01/01/2012	20,258	20,056
8.030% due 01/01/2013 (a)	465	521
9.060% due 06/17/2015 (a)	3,580	33
9.200% due 12/31/2049 (a)	2,700	1,080
9.210% due 01/21/2017 (a)	8,980	51
10.020% due 03/22/2014 (a)	9,370	4,299
10.125% due 03/22/2015 (a)	11,603	5,671
10.360% due 11/13/2012 (a)	3,776	35
10.850% due 07/25/2014 (a)	34,111	34
10.850% due 02/19/2015 (a)	2,541	1,204
11.080% due 05/27/2024 (a)(o)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	8,400
United Technologies Corp.
2.881% due 06/01/2009	107,000	106,791
5.375% due 12/15/2017	20	19
6.100% due 05/15/2012	150	155
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	42,574
4.875% due 04/01/2013	175	167
6.000% due 02/15/2018	100,000	90,618
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	37,394
6.875% due 11/21/2036	39,800	35,540
Valero Energy Corp.
6.625% due 06/15/2037	25	22
Viacom, Inc.
5.750% due 04/30/2011	15,200	14,774
Vivendi
5.750% due 04/04/2013	105,000	102,750
6.625% due 04/04/2018	100,000	96,357
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	100
5.250% due 09/01/2035	1,850	1,480
5.800% due 02/15/2018	48,500	47,465
6.200% due 04/15/2038	21,800	19,899
6.500% due 08/15/2037	41,800	39,244
Walt Disney Co.
2.917% due 09/10/2009	44,390	44,320
Waste Management, Inc.
7.125% due 12/15/2017	1,800	1,826
7.375% due 08/01/2010	100	104
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,944
6.375% due 01/15/2012	10,360	10,577
Western Union Co.
2.957% due 11/17/2008	17,000	16,970
Weyerhaeuser Co.
4.198% due 09/24/2009	2,300	2,276
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,297
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,023
Wyeth
5.500% due 03/15/2013	10,000	10,116
5.500% due 02/01/2014	25	25
5.950% due 04/01/2037	250	226
Xerox Corp.
3.626% due 12/18/2009	1,200	1,193
9.750% due 01/15/2009	27,950	28,418

		6,291,486

Utilities 1.6%

Alabama Power Co.
3.001% due 08/25/2009	17,000	16,954
5.500% due 10/15/2017	250	240
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,558

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
AT&T Corp.
7.300% due 11/15/2011	$1,100	$1,143
AT&T, Inc.
2.894% due 02/05/2010	113,570	113,188
3.014% due 11/14/2008	16,400	16,360
4.125% due 09/15/2009	250	248
4.950% due 01/15/2013	172,290	165,192
5.100% due 09/15/2014	525	491
5.500% due 02/01/2018	168,000	149,765
6.300% due 01/15/2038	117,600	97,442
6.450% due 06/15/2034	100	86
6.500% due 09/01/2037	307,300	261,540
AT&T Mobility LLC
6.500% due 12/15/2011	80	81
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,934
5.200% due 09/15/2014	26,000	24,402
6.550% due 06/15/2034	20,000	17,154
British Telecommunications PLC
8.625% due 12/15/2010	310	324
9.125% due 12/15/2030	250	249
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	15,282
Cablevision Systems Corp.
4.569% due 03/30/2013	95	85
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	95
5.850% due 04/01/2018	105,025	99,816
6.750% due 04/01/2038	90,000	85,135
7.500% due 09/01/2010	20,000	20,956
Constellation Energy Group, Inc.
6.125% due 09/01/2009	7,000	6,917
Deutsche Telekom International Finance BV
3.390% due 03/23/2009	21,200	21,098
6.750% due 08/20/2018	32,000	29,690
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,067
5.700% due 09/17/2012	100	99
6.400% due 06/15/2018	22,000	21,064
DPL, Inc.
8.000% due 03/31/2009	28,000	28,488
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	11,175
6.050% due 04/15/2038	20,000	18,114
Edison Mission Energy
7.200% due 05/15/2019	900	796
Enel Finance International S.A.
5.700% due 01/15/2013	300	303
Entergy Gulf States, Inc.
3.210% due 12/01/2009	15,000	14,867
3.565% due 12/08/2008	12,841	12,814
5.700% due 06/01/2015	50	48
Exelon Corp.
4.900% due 06/15/2015	10,000	8,813
6.750% due 05/01/2011	200	202
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,054
7.375% due 11/15/2031	15	14
FPL Group Capital, Inc.
3.696% due 06/17/2011	15,000	15,133
France Telecom S.A.
7.750% due 03/01/2011	970	1,018
Georgia Power Co.
2.987% due 02/17/2009	14,550	14,486
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	34,200	34,542
KT Corp.
4.875% due 07/15/2015	100	89
MidAmerican Energy Co.
4.650% due 10/01/2014	100	93
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,625	36,710
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	267
NGPL Pipe Co. LLC
6.514% due 12/15/2012	165,500	165,901
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	125
NiSource Finance Corp.
3.381% due 11/23/2009	30,100	29,340
6.150% due 03/01/2013	12,000	11,626
Ohio Edison Co.
5.450% due 05/01/2015	350	317
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,272
Peco Energy Co.
5.950% due 10/01/2036	50	43
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,550
6.300% due 07/15/2013	10,000	9,736
6.400% due 11/01/2011	15,000	14,935
Progress Energy, Inc.
3.241% due 01/15/2010	400	397
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	21
PSEG Power LLC
5.000% due 04/01/2014	400	363
5.500% due 12/01/2015	8,000	7,224
6.950% due 06/01/2012	172	176
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	44
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	14,570
Qwest Corp.
5.625% due 11/15/2008	59,710	59,411
6.069% due 06/15/2013	4,020	3,437
7.200% due 11/10/2026	2,150	1,591
7.500% due 06/15/2023	6,850	5,411
7.625% due 06/15/2015	1,700	1,487
7.875% due 09/01/2011	4,235	4,087
8.875% due 03/15/2012	26,725	26,324
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	12	12
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	51,892
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	35,141
Sempra Energy
7.950% due 03/01/2010	7,135	7,359
Southern California Edison Co.
2.891% due 02/02/2009	400	399
Southern California Gas Co.
5.750% due 11/15/2035	75	66
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,682
Telecom Italia Capital S.A.
3.281% due 02/01/2011	2,770	2,609
3.395% due 07/18/2011	1,690	1,578
Telefonica Emisiones SAU
5.855% due 02/04/2013	35	34
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,043
Verizon Communications, Inc.
5.250% due 04/15/2013	58,100	56,048
5.500% due 04/01/2017	30	27
6.100% due 04/15/2018	55,000	50,841
6.900% due 04/15/2038	14,800	13,125
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	153
7.250% due 12/01/2010	1,000	1,041
7.375% due 09/01/2012	235	243
7.750% due 12/01/2030	325	307
Verizon New England, Inc.
6.500% due 09/15/2011	300	298
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,705
5.634% due 01/01/2021	3,000	2,717
Verizon Northwest, Inc.
5.550% due 10/15/2008	250	250
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	461
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	6,616
6.350% due 11/30/2037	25,500	23,029
Vodafone Group PLC
3.090% due 02/27/2012	40,000	37,729
5.625% due 02/27/2017	50	44

		2,064,542

Total Corporate Bonds & Notes (Cost $39,406,096)		34,190,863

MUNICIPAL BONDS & NOTES 1.5%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
5.520% due 02/01/2037	16,670	12,952
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
5.360% due 05/01/2026	4,880	4,202
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
5.330% due 08/01/2031	7,735	6,271
5.359% due 07/01/2024	16,235	10,147
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
5.539% due 01/01/2028	13,735	7,513
Austin Trust Various States General Obligation Bonds, Series 2008
5.490% due 06/01/2034	13,225	7,666
5.658% due 06/01/2032	9,590	5,510
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
5.470% due 06/01/2037	3,335	2,450
Austin Trust Various States Revenue Bonds, Series 2007
1.600% due 06/15/2038	44,345	35,576
5.434% due 10/01/2037	3,335	2,100
Austin Trust Various States Revenue Bonds, Series 2008
5.020% due 11/01/2027	5,000	4,498
5.250% due 11/01/2027	5,000	3,661
5.330% due 06/15/2037	9,900	7,681
5.361% due 08/15/2030	4,400	3,034

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
1.370% due 05/15/2035	$1,955	$1,497
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,465
6.375% due 06/01/2032	7,300	6,915
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,640
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
11.340% due 02/15/2037	4,075	3,166
California State Department of Water Resources Revenue Bonds, Series 2000
1.840% due 12/01/2029	2,500	2,207
California State Educational Facilities Authority Revenue Notes, Series 2008
0.251% due 10/01/2015	8,500	5,351
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	97,500	81,236
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	5,800	5,314
5.000% due 11/01/2032	63,130	57,814
5.000% due 06/01/2037	27,200	24,626
5.000% due 11/01/2037	32,590	29,494
California State General Obligation Bonds, Series 2008
3.460% due 11/01/2037	6,640	4,117
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,593
6.125% due 06/01/2038	2,000	1,706
6.125% due 06/01/2043	2,000	1,675
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,439
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,670
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,858
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
0.037% due 01/01/2014	7,810	4,092
0.136% due 01/01/2014	8,310	4,886
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 01/01/2033	38,200	32,766
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	38,120	38,854
6.899% due 12/01/2040	385,740	401,694
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
2.053% due 11/01/2013	2,830	1,683
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
2.510% due 02/01/2034	4,550	2,373
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
0.400% due 11/15/2013	3,765	2,424
0.436% due 11/15/2013	6,680	4,389
Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.500% due 02/15/2026	4,000	3,514
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
3.422% due 02/15/2014	4,335	2,951
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,784
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2008
3.020% due 06/01/2037	5,575	3,132
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	2,912
0.000% due 08/15/2034	5,265	1,110
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
0.380% due 10/01/2036	2,275	1,282
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	15,300	10,657
5.125% due 06/01/2047	37,000	24,445
5.750% due 06/01/2047	60,800	44,793
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
0.215% due 10/01/2014	5,270	3,722
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
1.075% due 11/15/2015	3,330	2,024
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,561
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
1.810% due 07/01/2033	1,195	1,047
1.810% due 12/01/2033	5,000	4,439
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	13,000
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,441
4.750% due 01/15/2028	2,000	1,783
Indiana State University Revenue Notes, Series 2008
1.037% due 12/15/2015	5,965	4,612
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	54,780	46,999
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
3.276% due 08/15/2015	5,335	3,539
King County, Washington General Obligation Notes, Series 2008
0.090% due 01/01/2016	15,200	9,921
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	16,750	15,571
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,021
5.000% due 02/01/2033	8,300	7,853
5.000% due 02/01/2035	9,150	8,626
5.000% due 02/01/2036	9,605	9,046
Long Beach, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,018
Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	26,800	25,336
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	11,900	10,916
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
0.357% due 07/01/2013	5,900	3,414
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
2.530% due 07/01/2023	6,800	4,419
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
2.330% due 07/01/2025	11,400	6,882
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	16,578
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
1.620% due 08/01/2034	5,000	4,432
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	32,605
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
1.290% due 07/01/2030	3,335	2,368
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,627
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	13,200	9,090
5.000% due 06/01/2041	28,855	18,027
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
0.051% due 06/15/2015	6,800	4,341
1.317% due 12/15/2013	3,330	2,648
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	15,915

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	$200	$181
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
0.916% due 09/01/2014	5,830	4,578
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	10,000	7,638
5.875% due 06/01/2030	13,700	11,227
5.875% due 06/01/2047	371,400	281,258
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	7,375	6,417
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
0.257% due 07/15/2013	6,375	4,119
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	1,736
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,222
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,640	50,097
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (o)	31,105	35,349
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	25,840	18,338
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	140	131
Texas State General Obligation Notes, Series 2008
0.308% due 10/01/2013	4,930	3,091
1.101% due 04/01/2015	19,970	15,260
1.139% due 04/01/2015	8,330	6,740
3.276% due 10/01/2015	51,805	32,065
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
1.730% due 02/15/2035	4,023	3,529
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	362
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	6,955
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,111
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (e)	11,000	5,963
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	6,479
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	159,340	136,801

Total Municipal Bonds & Notes (Cost $2,131,320)		1,925,253

U.S. GOVERNMENT AGENCIES 79.3%

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	34	29
0.950% due 03/25/2009 (b)	146	0
1.000% due 09/25/2023	3	3
3.000% due 01/25/2025	63	63
3.148% due 04/18/2028	180	178
3.198% due 10/18/2030	1,360	1,348
3.327% due 03/25/2034	23	22
3.337% due 03/25/2036	19,080	18,981
3.357% due 08/25/2034	167	162
3.407% due 10/27/2037	81,600	75,162
3.457% due 06/25/2044	15	15
3.500% due 02/25/2013 - 02/01/2020	89	89
3.527% due 06/25/2037	85	82
3.557% due 07/25/2021 - 03/25/2044	7,333	7,192
3.607% due 06/25/2029 - 11/25/2036	2,311	2,275
3.657% due 10/25/2030 - 02/25/2032	528	522
3.667% due 04/01/2027	40	40
3.707% due 03/25/2017 - 08/25/2030	2,354	2,338
3.807% due 05/25/2030	681	671
3.857% due 05/25/2030	681	668
4.000% due 02/25/2009 - 09/01/2020	2,873	2,756
4.028% due 08/01/2033	40	41
4.074% due 09/01/2017	744	739
4.107% due 04/25/2032	60	60
4.112% due 03/01/2035	2,637	2,645
4.166% due 06/01/2035	3,776	3,806
4.249% due 03/01/2034	9,621	9,680
4.250% due 04/25/2028	42	42
4.273% due 04/01/2027	41	41
4.278% due 07/01/2042 - 10/01/2044	48,476	48,363
4.279% due 12/01/2044	8,627	8,723
4.328% due 09/01/2041	60	60
4.330% due 09/01/2034	1,836	1,842
4.361% due 03/01/2033	160	160
4.364% due 09/01/2024	194	194
4.370% due 11/01/2034	4,647	4,700
4.375% due 04/01/2017	36	36
4.387% due 03/01/2034	13,222	13,314
4.422% due 09/01/2035	215	216
4.435% due 11/01/2024	2,226	2,229
4.466% due 05/01/2035	49,399	49,673
4.478% due 10/01/2030 - 10/01/2040	5,282	5,253
4.489% due 05/01/2035	5,506	5,564
4.500% due 10/01/2010 - 12/01/2035	79,863	77,990
4.511% due 07/01/2034	486	489
4.514% due 02/01/2028	39	39
4.601% due 05/01/2023	156	157
4.620% due 05/01/2009	35	35
4.629% due 07/01/2034	40	40
4.644% due 02/01/2035	4,687	4,740
4.655% due 06/01/2015 - 01/01/2035	687	695
4.656% due 11/01/2035	6,409	6,546
4.661% due 11/01/2035	30,091	30,313
4.664% due 05/01/2035	34,111	34,299
4.668% due 05/25/2035	42,156	43,494
4.680% due 12/01/2012	365	359
4.689% due 12/01/2034	482	488
4.693% due 02/01/2035	5,906	5,962
4.695% due 06/01/2035	21,073	21,324
4.713% due 06/01/2035	4,359	4,333
4.720% due 07/01/2035	5,423	5,458
4.731% due 08/01/2035	6,087	6,105
4.750% due 11/01/2034	4,723	4,778
4.755% due 03/01/2035	148	145
4.768% due 09/01/2035	3,105	3,166
4.796% due 11/01/2035	18,162	18,198
4.823% due 09/01/2034	30,463	30,840
4.825% due 10/01/2020	32	32
4.832% due 06/01/2035	307	309
4.844% due 01/01/2035	17,770	17,939
4.847% due 09/01/2035	13,054	13,105
4.870% due 05/01/2013	129	127
4.876% due 02/01/2035	9,198	9,309
4.883% due 01/01/2035	20,354	20,550
4.886% due 08/01/2035 - 09/01/2035	30,223	30,501
4.908% due 04/01/2035	3,881	3,921
4.909% due 10/01/2034	2,982	3,011
4.911% due 07/01/2035	4,123	4,148
4.913% due 07/01/2035	5,258	5,379
4.921% due 04/01/2038	47	47
4.936% due 01/01/2035	23,569	23,786
4.980% due 06/01/2035	1,487	1,496
5.000% due 05/01/2009 - 11/01/2038	16,633,335	16,284,805
5.000% due 04/01/2035 - 06/01/2038 (j)	5,543,228	5,410,305
5.015% due 09/01/2029	12	12
5.026% due 02/01/2021	136	139
5.055% due 05/01/2024	82	85
5.057% due 06/01/2035	4,179	4,008
5.058% due 01/01/2018	114	114
5.073% due 01/01/2021	21	21
5.095% due 07/01/2026	12	12
5.099% due 08/01/2027	1,374	1,383
5.105% due 05/01/2021	18	18
5.110% due 07/01/2035	4,093	4,205
5.129% due 10/01/2035	4,227	4,216
5.146% due 09/01/2035	4,180	4,171
5.153% due 08/01/2035	2,505	2,503
5.162% due 11/01/2035	2,637	2,635
5.167% due 10/01/2035	3,642	3,735
5.168% due 12/01/2036	531	532
5.181% due 09/01/2035	4,553	4,550
5.183% due 04/01/2027	5	5
5.188% due 07/01/2035	3,632	3,627
5.189% due 03/01/2019	854	861
5.192% due 08/01/2035	3,540	3,432
5.196% due 10/01/2035	3,831	3,828
5.218% due 08/01/2035	3,097	3,094
5.220% due 09/01/2035	2,903	2,949
5.221% due 07/01/2035	3,282	3,278
5.228% due 09/01/2035	3,749	3,623
5.231% due 10/01/2024	29	29
5.232% due 11/01/2035	4,228	4,234

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.241% due 07/01/2035	$4,083	$4,084
5.263% due 12/01/2035	4,217	4,232
5.286% due 10/01/2035	4,994	4,913
5.288% due 06/01/2024	47	48
5.290% due 10/01/2035	5,051	5,066
5.293% due 09/01/2035	74	74
5.300% due 08/01/2031	131	132
5.308% due 11/01/2025	77	78
5.310% due 08/25/2033	4,400	4,483
5.329% due 09/01/2034	1,419	1,421
5.342% due 07/01/2024	393	404
5.345% due 10/01/2027	104	106
5.348% due 11/01/2035	4,982	5,005
5.355% due 11/01/2035	5,259	5,281
5.370% due 08/25/2043	3,000	2,929
5.375% due 03/01/2023	84	86
5.384% due 01/01/2036	3,753	3,703
5.408% due 12/01/2018	88	87
5.429% due 01/01/2036	112	113
5.432% due 09/01/2024	142	145
5.445% due 12/01/2017 - 12/01/2020	559	566
5.471% due 05/01/2026	47	48
5.473% due 08/01/2027	35	36
5.490% due 09/01/2022	131	131
5.500% due 10/01/2008 - 11/01/2038	33,710,510	33,661,080
5.500% due 01/01/2032 - 11/01/2033 (k)	62,846	62,867
5.500% due 10/01/2033 - 09/01/2038 (j)	9,933,478	9,924,570
5.500% due 02/01/2035 (i)	269,589	269,677
5.524% due 03/01/2036	3,143	3,170
5.530% due 02/01/2022	197	194
5.535% due 04/01/2027	58	59
5.548% due 09/01/2019	701	703
5.557% due 01/01/2036	2,594	2,650
5.561% due 08/01/2026	126	129
5.581% due 02/01/2036	5,590	5,637
5.600% due 12/01/2035	2,721	2,746
5.609% due 03/01/2036	2,578	2,615
5.616% due 11/01/2025	599	608
5.620% due 02/01/2027	287	293
5.643% due 06/01/2023	163	164
5.653% due 08/01/2027	1,662	1,684
5.685% due 09/01/2014 - 05/01/2030	33	33
5.690% due 09/01/2021	14	14
5.695% due 08/01/2025	1,143	1,169
5.700% due 02/28/2025	150	147
5.703% due 01/01/2020	727	733
5.708% due 11/01/2025	144	146
5.721% due 03/01/2036	3,676	3,704
5.722% due 04/01/2026 - 05/01/2027	35	36
5.739% due 02/01/2028	668	669
5.750% due 01/01/2020 - 12/20/2027	1,281	1,283
5.762% due 11/01/2025	210	216
5.764% due 03/01/2036	3,909	3,946
5.767% due 09/01/2037	45	46
5.771% due 05/01/2025	236	243
5.820% due 06/01/2023	20	21
5.831% due 12/01/2017	789	809
5.868% due 11/01/2025	27	28
5.871% due 11/01/2019	172	173
5.916% due 02/01/2012	67	68
5.917% due 06/01/2036	2,122	2,169
5.920% due 11/01/2023	33	34
5.930% due 06/01/2022	36	37
5.955% due 07/01/2021	33	34
5.960% due 04/01/2018	173	177
5.970% due 07/01/2019	14	14
5.980% due 11/01/2011	125	128
5.990% due 02/01/2026	75	77
6.000% due 02/01/2009 - 10/25/2044	22,313,084	22,610,350
6.000% due 11/01/2027 - 05/01/2038 (j)	960,232	974,116
6.013% due 03/01/2025	848	865
6.021% due 02/01/2024	66	68
6.036% due 06/01/2025	76	78
6.042% due 05/01/2022	24	24
6.043% due 09/01/2036	86	88
6.050% due 01/01/2026	148	151
6.061% due 02/01/2035	6,733	6,773
6.068% due 02/01/2021	86	87
6.080% due 07/01/2032	145	144
6.081% due 10/01/2034	3,857	3,897
6.105% due 10/01/2024	138	141
6.109% due 12/01/2022	39	40
6.125% due 10/01/2024	4	4
6.126% due 07/01/2019	87	89
6.131% due 11/01/2034	2,652	2,674
6.136% due 07/01/2024	156	160
6.139% due 08/01/2023	87	87
6.189% due 03/01/2023	433	440
6.195% due 12/01/2025	314	318
6.202% due 10/01/2019	262	267
6.216% due 05/01/2023	331	340
6.217% due 12/01/2034	2,560	2,582
6.225% due 10/01/2027	249	259
6.250% due 02/01/2011 - 02/25/2029	136,791	139,042
6.272% due 10/01/2034	7,068	7,111
6.282% due 08/01/2022	1,235	1,274
6.290% due 02/25/2029	500	523
6.296% due 08/01/2027	135	139
6.300% due 10/17/2038	9,383	9,369
6.315% due 11/01/2023 - 12/01/2023	357	364
6.317% due 02/01/2033	3	3
6.320% due 10/01/2013	1,838	1,835
6.323% due 12/01/2033	679	691
6.347% due 06/01/2025	423	429
6.372% due 01/01/2024	111	113
6.390% due 05/25/2036	14,001	14,275
6.399% due 12/01/2023	20	20
6.450% due 12/01/2023	80	82
6.480% due 01/01/2011	71	73
6.500% due 02/25/2009 - 06/25/2044	388,385	401,463
6.500% due 10/25/2022 (b)	4	0
6.524% due 12/01/2025	216	218
6.539% due 03/01/2023	848	869
6.540% due 09/01/2021	8	8
6.545% due 02/01/2028	65	66
6.555% due 05/01/2017	2	2
6.585% due 11/01/2023	16	16
6.595% due 05/01/2014	73	75
6.608% due 04/01/2024	293	299
6.624% due 12/01/2023	69	70
6.628% due 01/01/2024	55	56
6.730% due 06/01/2022	15	15
6.745% due 02/01/2018	44	46
6.750% due 10/25/2023	318	337
6.824% due 12/01/2027	329	335
6.825% due 02/01/2020	56	59
6.842% due 11/01/2021	68	70
6.850% due 12/01/2026	13	13
6.900% due 05/25/2023	57	60
6.956% due 11/01/2031	187	190
6.975% due 09/01/2025	35	35
7.000% due 01/01/2009 - 01/25/2048	15,655	16,396
7.025% due 11/01/2022	20	20
7.039% due 12/01/2010	53	55
7.085% due 03/01/2026	55	56
7.110% due 10/01/2009	456	460
7.122% due 09/01/2023	156	159
7.179% due 10/01/2023	24	25
7.200% due 05/01/2021	22	22
7.250% due 01/01/2023 - 11/01/2026	805	849
7.375% due 05/25/2022	1,151	1,227
7.500% due 11/01/2010 - 07/25/2041	5,406	5,799
7.506% due 06/01/2030	239	252
7.533% due 10/01/2026	11	11
7.750% due 06/01/2009 - 01/25/2022	1,773	1,886
7.780% due 01/01/2018	2,038	2,248
7.800% due 10/25/2022	240	255
7.920% due 03/01/2018	2,525	2,808
7.980% due 05/01/2030	6,135	6,718
8.000% due 02/01/2009 - 06/01/2032	4,556	4,924
8.000% due 08/18/2027 (b)	10	3
8.060% due 04/01/2030	1,708	1,885
8.080% due 04/01/2030	939	1,036
8.250% due 07/01/2009 - 02/01/2017	6	6
8.490% due 06/01/2025	868	969
8.500% due 01/01/2011 - 10/01/2032	3,520	3,856
8.750% due 01/25/2021	240	260
9.000% due 09/01/2014 - 12/01/2027	1,589	1,745
9.250% due 04/25/2018	22	24
9.300% due 05/25/2018 - 08/25/2019	69	77
9.500% due 11/01/2009 - 07/01/2022	961	1,062
9.511% due 09/25/2028	417	455
10.000% due 08/01/2009 - 05/01/2022	133	152
10.500% due 11/01/2013 - 04/01/2022	40	44
11.000% due 11/01/2013 - 11/01/2020	138	156
11.500% due 08/20/2016 - 11/01/2019	5	6

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
12.000% due 05/01/2016	$1	$1
12.500% due 10/01/2015	3	3
13.250% due 09/01/2011	1	2
14.750% due 08/01/2012	10	12
15.000% due 10/01/2012	32	38
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	11	12
16.000% due 09/01/2012	15	17
903.212% due 08/25/2021 (b)	0	6
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.983% due 01/25/2012	296	294
Federal Home Loan Bank
4.250% due 07/17/2013	75	75
4.375% due 07/09/2013	100	100
7.400% due 02/01/2021	440	440
Federal Housing Administration
6.780% due 07/25/2040	7,235	6,970
6.875% due 11/01/2015	1,821	1,799
6.880% due 02/01/2041	11,002	10,707
6.896% due 07/01/2020	10,279	10,168
6.960% due 05/01/2016	296	291
6.997% due 09/01/2019	82	82
7.110% due 05/01/2019	1,657	1,633
7.315% due 08/01/2019	4,642	4,610
7.350% due 04/01/2019 - 11/01/2020	599	595
7.375% due 02/01/2018	152	152
7.400% due 01/25/2020 - 11/01/2020	3,036	3,034
7.430% due 10/01/2018 - 06/01/2024	13,309	13,386
7.450% due 05/01/2021	2,334	2,347
7.460% due 01/01/2023	184	185
7.465% due 11/01/2019	1,861	1,872
7.500% due 03/01/2032	3,122	3,144
7.580% due 12/01/2040	7,142	7,183
7.630% due 08/01/2041	17,149	17,004
7.780% due 11/01/2040	7,145	7,112
8.250% due 01/01/2041	4,574	4,552
8.375% due 02/01/2012	96	96
Freddie Mac
2.638% due 07/15/2019 - 10/15/2020	23,244	22,728
2.718% due 02/15/2019	11,156	10,877
2.728% due 05/15/2036	88	86
2.738% due 07/15/2034	709	699
2.838% due 12/15/2029 - 06/15/2031	8,429	8,215
2.888% due 06/15/2018 - 06/15/2031	768	756
2.938% due 11/15/2030 - 12/15/2031	36	36
2.988% due 09/15/2030 - 01/15/2032	221	219
3.000% due 05/15/2022	3	3
3.467% due 08/25/2031	201	182
3.500% due 05/15/2016 - 07/15/2032	677	643
4.000% due 04/01/2011 - 12/15/2024	21,347	21,350
4.207% due 05/25/2043	13,357	13,392
4.250% due 04/15/2023 - 09/15/2024	4,568	4,569
4.278% due 10/25/2044 - 02/25/2045	31,402	29,274
4.478% due 07/25/2044	2,363	2,154
4.500% due 11/01/2008 - 05/01/2034	17,195	17,174
4.549% due 01/01/2034	8,339	8,479
4.625% due 04/01/2017	5	5
4.662% due 08/15/2032	4,858	4,825
4.692% due 06/01/2035	4,894	4,848
4.696% due 08/01/2035	1,119	1,125
4.824% due 10/01/2035	34,483	34,591
4.827% due 03/01/2035	4,949	4,968
4.839% due 11/01/2034	197	201
4.842% due 11/01/2035	33,260	33,655
4.875% due 06/13/2018 - 07/01/2035	85,591	86,776
4.881% due 09/01/2035	13,893	13,956
4.883% due 10/01/2035	4,058	4,072
4.905% due 10/01/2035	25,942	26,058
4.911% due 10/01/2035	32,506	32,606
4.916% due 07/01/2035	59	59
4.940% due 11/01/2035	25,876	25,969
4.962% due 06/01/2022	28	29
4.979% due 07/01/2032	4	4
5.000% due 06/15/2016 - 09/01/2037	481,225	475,427
5.050% due 10/25/2023	933	923
5.076% due 07/01/2023	68	69
5.098% due 10/01/2035	4,754	4,738
5.110% due 07/01/2022	105	106
5.137% due 05/01/2035	35,950	36,241
5.143% due 08/01/2023	100	102
5.147% due 06/01/2022	406	414
5.185% due 06/01/2022	141	144
5.200% due 10/25/2023 - 06/01/2024	442	438
5.209% due 08/01/2023	98	100
5.223% due 08/01/2023	565	576
5.275% due 01/01/2022	90	91
5.282% due 09/01/2023	366	374
5.285% due 05/01/2023	70	71
5.307% due 07/01/2020	141	144
5.311% due 09/01/2023	569	582
5.323% due 05/01/2018	268	274
5.329% due 07/01/2027	12	12
5.340% due 02/01/2026	411	422
5.376% due 07/01/2030	1,053	1,078
5.411% due 11/01/2035	3,356	3,380
5.429% due 02/01/2025	22	22
5.438% due 08/01/2023	45	46
5.440% due 12/01/2035	3,226	3,251
5.464% due 05/01/2023	57	58
5.471% due 07/01/2019	224	228
5.477% due 12/01/2026	818	824
5.487% due 05/01/2018	256	261
5.500% due 07/18/2016 - 09/01/2038	2,942,459	2,933,548
5.500% due 02/01/2038 - 06/01/2038 (j)	3,928,344	3,911,213
5.501% due 10/01/2024	208	212
5.530% due 02/01/2019	39	39
5.546% due 10/01/2026	342	348
5.576% due 05/01/2021	1,328	1,342
5.590% due 07/01/2023	231	233
5.604% due 04/01/2025	134	137
5.663% due 02/01/2019	219	222
5.670% due 07/01/2024	66	68
5.682% due 08/01/2023	1	1
5.704% due 03/01/2036	2,981	3,004
5.716% due 03/01/2021	858	880
5.780% due 12/01/2018 - 12/01/2022	291	294
5.783% due 10/01/2023	124	127
5.812% due 09/01/2023	184	187
5.839% due 03/01/2022	1,239	1,267
5.840% due 04/01/2036	3,605	3,677
5.860% due 06/01/2024	500	509
5.875% due 03/21/2011 - 01/01/2019	15,001	15,612
5.912% due 11/01/2028	716	729
5.928% due 07/01/2019	8	9
5.936% due 05/01/2023	184	185
5.940% due 10/01/2022	47	48
5.950% due 06/15/2028	42,168	41,386
5.980% due 02/01/2021	6	7
5.986% due 02/01/2023	81	82
5.999% due 06/01/2020	88	89
6.000% due 11/15/2008 - 10/01/2038	1,523,260	1,545,051
6.000% due 07/01/2038 (k)	371,984	376,970
6.001% due 05/01/2022	42	43
6.015% due 04/01/2024	764	775
6.063% due 04/01/2023	14	14
6.094% due 09/01/2023	130	132
6.139% due 09/01/2023	29	29
6.164% due 01/01/2028	27	27
6.200% due 12/15/2008	36	36
6.215% due 03/01/2024	232	234
6.229% due 07/01/2025	681	686
6.234% due 08/01/2023	1,133	1,151
6.250% due 03/15/2028 - 01/15/2036	2,145	2,193
6.254% due 01/01/2024	49	50
6.265% due 05/01/2020	66	68
6.276% due 09/01/2028	3	3
6.289% due 06/01/2021	467	476
6.365% due 01/01/2024	9	9
6.387% due 01/01/2021	44	44
6.412% due 11/01/2026	385	392
6.500% due 11/15/2008 - 09/15/2023 (b)	11	0
6.500% due 12/01/2008 - 07/25/2043	350,312	361,720
6.517% due 04/01/2029	144	146
6.519% due 12/01/2023	146	149
6.520% due 11/01/2023	230	233
6.606% due 10/01/2023	55	55
6.671% due 11/01/2020	86	87
6.734% due 10/01/2023	194	197
6.785% due 05/01/2020	16	16
6.800% due 06/01/2030	388	398
6.817% due 10/01/2020	8	9
6.875% due 09/01/2018	57	58
6.917% due 10/01/2020	245	252
6.950% due 07/15/2021 - 08/15/2021	43	44

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.990% due 11/01/2023	$8	$8
7.000% due 01/01/2009 - 10/25/2043	40,675	42,710
7.000% due 09/15/2023 (b)	30	6
7.030% due 01/01/2019	56	57
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	55	56
7.129% due 10/01/2023	111	113
7.156% due 10/01/2023	284	290
7.500% due 09/01/2010 - 11/01/2037	17,983	19,044
7.645% due 05/01/2025	5,711	5,969
8.000% due 04/01/2010 - 09/15/2024	4,422	4,469
8.250% due 06/15/2022	247	263
8.500% due 03/01/2009 - 06/01/2030	2,662	2,768
8.750% due 12/01/2010 - 12/15/2020	113	113
8.900% due 11/15/2020	842	930
9.000% due 04/01/2009 - 07/01/2030	662	677
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	3	3
9.500% due 09/01/2016 - 12/01/2022	647	690
10.000% due 11/01/2011 - 03/01/2021	54	61
10.100% due 09/01/2016	91	104
10.250% due 04/01/2009 - 07/01/2009	2	2
10.500% due 10/01/2017 - 01/01/2021	20	23
11.000% due 06/01/2011 - 05/01/2020	36	41
11.250% due 10/01/2009 - 09/01/2015	2	2
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	48	56
14.000% due 04/01/2016	2	3
15.500% due 08/01/2011	1	2
884.500% due 01/15/2021 (b)	0	3
1007.500% due 02/15/2022 (b)	0	5
Ginnie Mae
2.888% due 06/16/2031 - 03/16/2032	533	529
2.938% due 10/16/2030	715	711
2.988% due 02/16/2030 - 04/16/2032	3,627	3,639
3.038% due 12/16/2025	115	115
3.088% due 02/16/2030	2,474	2,483
3.138% due 02/16/2030	1,132	1,127
3.588% due 06/20/2030	20	20
3.688% due 09/20/2030	207	206
4.138% due 03/20/2031	192	191
4.500% due 11/16/2028 - 12/20/2028	6,095	6,057
4.500% due 07/15/2033 (k)	1,299	1,243
4.750% due 02/20/2032	1,474	1,481
5.000% due 02/20/2016 - 07/20/2037	3,806	3,794
5.125% due 12/20/2015 - 12/20/2029	28,086	28,428
5.250% due 01/20/2028 - 03/20/2030	7,102	7,172
5.375% due 02/20/2017 - 05/20/2030	59,288	59,972
5.500% due 02/20/2018 - 02/20/2036	1,766	1,764
5.625% due 07/20/2017 - 08/20/2030	34,512	34,941
6.000% due 10/15/2008 - 11/01/2038	1,363,949	1,383,784
6.000% due 10/15/2034 - 04/15/2037 (k)	1,806	1,837
6.500% due 02/15/2009 - 07/15/2040	82,646	85,151
6.670% due 08/15/2040	913	924
6.750% due 06/20/2028 - 10/16/2040	44,036	45,783
7.000% due 10/15/2008 - 11/15/2032	7,096	7,451
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,764	8,188
7.700% due 03/15/2041	6,512	6,784
7.750% due 12/20/2020 - 12/15/2040	1,576	1,635
8.000% due 10/15/2009 - 10/20/2031	1,107	1,212
8.250% due 04/15/2020	96	106
8.300% due 06/15/2019	20	22
8.500% due 09/15/2009 - 04/15/2031	1,003	1,103
9.000% due 10/15/2008 - 01/15/2031	1,103	1,213
9.250% due 12/20/2016	2	3
9.500% due 11/15/2008 - 07/15/2025	461	510
10.000% due 02/15/2013 - 02/15/2025	432	489
10.250% due 02/20/2019	9	11
10.500% due 12/15/2015 - 09/15/2021	97	112
11.000% due 04/15/2010 - 04/20/2019	13	14
11.500% due 04/15/2013 - 10/15/2015	10	12
12.000% due 11/15/2012 - 05/15/2016	73	83
13.000% due 12/15/2012	1	2
13.500% due 10/15/2012 - 09/15/2014	15	17
15.000% due 08/15/2011 - 11/15/2012	30	35
16.000% due 11/15/2011 - 05/15/2012	22	25
17.000% due 11/15/2011 - 12/15/2011	12	14
Small Business Administration
3.870% due 01/01/2014	1,176	1,152
4.340% due 03/01/2024	232	219
4.504% due 02/10/2014	82	79
4.524% due 02/10/2013	13,282	12,968
4.684% due 09/10/2014	5,011	4,884
4.754% due 08/10/2014	52	50
4.770% due 04/01/2024	1,065	1,035
4.870% due 12/01/2024	2,127	2,071
4.890% due 12/01/2023	1,341	1,313
4.930% due 01/01/2024	2,689	2,635
4.950% due 03/01/2025	2,318	2,262
4.980% due 11/01/2023	9,338	9,191
5.090% due 10/01/2025	932	918
5.110% due 04/01/2025 - 08/01/2025	2,049	2,021
5.130% due 09/01/2023	5,759	5,703
5.160% due 02/01/2028	2,641	2,602
5.190% due 07/01/2024	348	346
5.290% due 12/01/2027	88,098	86,916
5.310% due 05/01/2027	473	469
5.340% due 11/01/2021	7,495	7,522
5.490% due 05/01/2028	30,000	29,952
5.680% due 06/01/2028	30,133	30,371
5.725% due 09/10/2018	50,000	49,286
5.780% due 08/01/2027	95	95
5.950% due 05/01/2009	113	113
6.030% due 02/10/2012	6,584	6,688
6.340% due 03/01/2021	11,456	11,774
6.344% due 08/01/2011	520	530
6.640% due 02/01/2011	1,268	1,298
6.700% due 12/01/2016	3,315	3,399
6.900% due 12/01/2020	3,652	3,795
6.950% due 11/01/2016	848	872
7.150% due 03/01/2017	1,468	1,515
7.190% due 12/01/2019	135	141
7.449% due 08/10/2010	6,305	6,407
7.500% due 04/01/2017	825	855
7.540% due 08/10/2009	2,744	2,785
7.630% due 06/01/2020	6,541	6,876
7.640% due 03/01/2010	731	750
7.700% due 07/01/2016	93	97
8.017% due 02/10/2010	6,222	6,386
Tennessee Valley Authority
4.250% due 03/15/2013	180	176
6.000% due 03/15/2013	250	271
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,413
Vendee Mortgage Trust
0.447% due 06/15/2023 (b)	22,835	288
6.500% due 09/15/2024	16,632	17,559
6.815% due 01/15/2030	2,176	2,235

Total U.S. Government Agencies (Cost $102,380,985)		103,058,064

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (f)
1.625% due 01/15/2015	25,739	25,043
1.750% due 01/15/2028	128,808	111,973
1.875% due 07/15/2013	201,327	200,651
1.875% due 07/15/2015	365	359
2.000% due 01/15/2014	540	538
2.000% due 07/15/2014	387,525	386,133
2.000% due 01/15/2016	248,626	245,033
2.500% due 07/15/2016	1,037	1,058
2.625% due 07/15/2017	242,813	249,662
U.S. Treasury Bonds
4.750% due 02/15/2037	100,000	106,656

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes
3.125% due 11/30/2009	$491,000	$498,250
4.625% due 02/15/2017	10,000	10,634

Total U.S. Treasury Obligations (Cost $1,867,456)		1,835,990

MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
5.381% due 11/25/2035	1,780	1,452
5.415% due 01/25/2036	3,175	2,691
American Home Mortgage Assets
3.397% due 05/25/2046	53,871	34,759
3.397% due 09/25/2046	22,295	13,674
3.417% due 10/25/2046	34,201	13,338
3.555% due 02/25/2047	23,779	11,960
3.775% due 11/25/2046	107,671	54,204
American Home Mortgage Investment Trust
4.290% due 10/25/2034	478	383
4.390% due 02/25/2045	89,141	59,909
4.440% due 02/25/2045	42	28
5.660% due 09/25/2045	9,770	6,659
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	72,870	71,391
5.414% due 09/10/2047	14,500	12,776
5.492% due 02/10/2051	35,000	29,218
5.929% due 05/10/2045	28,900	26,220
Banc of America Funding Corp.
3.478% due 05/20/2035	2,716	1,592
4.135% due 05/25/2035	149,195	127,194
4.280% due 03/20/2035	5,678	5,087
4.625% due 02/20/2036	73	65
5.250% due 09/20/2034	200	193
5.357% due 11/20/2035	2,008	1,880
5.753% due 10/25/2036	2,400	1,460
5.756% due 03/20/2036	3,918	3,151
5.837% due 01/25/2037	1,900	962
5.878% due 03/20/2036	1,067	875
5.888% due 04/25/2037	4,600	2,650
Banc of America Mortgage Securities, Inc.
3.657% due 12/25/2033	2,212	2,195
5.436% due 02/25/2036	6,534	5,690
5.500% due 11/25/2033	164	163
6.094% due 07/20/2032	1,461	1,403
6.500% due 10/25/2031	298	300
6.500% due 09/25/2033	14,814	14,030
BCAP LLC Trust
3.377% due 01/25/2037	122,984	75,913
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	447	416
4.540% due 08/25/2033	51	47
4.550% due 08/25/2035	249	238
4.734% due 01/25/2034	18	18
4.750% due 10/25/2035	108,697	106,783
4.767% due 11/25/2030	7,678	7,542
4.834% due 11/25/2034	106	102
4.837% due 01/25/2034	416	390
5.040% due 04/25/2033	198	191
5.071% due 11/25/2034	3,642	3,470
5.299% due 03/25/2033	5,612	5,425
5.402% due 04/25/2033	19,324	18,162
5.425% due 04/25/2033	601	564
5.474% due 05/25/2047	56,703	47,771
5.600% due 02/25/2033	12,896	12,048
5.732% due 02/25/2036	7,173	5,477
6.752% due 02/25/2033	91	91
6.792% due 01/25/2034	28	27
Bear Stearns Alt-A Trust
3.407% due 02/25/2034	106	45
3.427% due 05/25/2035	4,922	2,749
3.427% due 12/25/2046	495	151
4.022% due 02/25/2034	10,388	8,293
5.318% due 09/25/2034	440	365
5.370% due 05/25/2035	171,534	145,900
5.471% due 08/25/2036	9,100	5,027
5.504% due 09/25/2035	79,668	64,269
5.859% due 01/25/2036	36,698	27,319
5.903% due 03/25/2036	4,122	2,557
6.504% due 01/25/2035	7,915	5,532
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	681	679
5.060% due 11/15/2016	5,349	5,293
5.243% due 12/11/2038	2,600	2,047
5.300% due 10/12/2042	25,000	22,858
5.331% due 02/11/2044	11,525	9,689
5.405% due 12/11/2040	15,435	14,263
5.623% due 03/11/2039	13,650	12,300
5.694% due 06/11/2050	20,000	17,087
5.700% due 06/11/2050	25,000	21,316
6.440% due 06/16/2030	494	493
7.000% due 05/20/2030	32,017	32,475
Bear Stearns Mortgage Securities, Inc.
5.205% due 06/25/2030	216	211
CC Mortgage Funding Corp.
3.387% due 05/25/2036	5,576	4,487
Chase Mortgage Finance Corp.
5.434% due 03/25/2037	23,620	20,238
Chaseflex Trust
5.500% due 06/25/2035	50	47
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	227
Citigroup Commercial Mortgage Trust
2.558% due 08/15/2021	23	21
6.299% due 12/10/2049	21,000	18,510
Citigroup Mortgage Loan Trust, Inc.
4.007% due 08/25/2035	4,238	3,790
4.098% due 08/25/2035	17,349	15,636
4.248% due 08/25/2035	98,786	94,241
4.683% due 06/25/2035	117,325	102,657
4.700% due 12/25/2035	60,772	56,523
4.748% due 08/25/2035	166	158
5.666% due 07/25/2046	16,799	13,041
5.836% due 12/25/2035	6,282	4,299
6.014% due 09/25/2037	109,729	76,753
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	5,252	5,078
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	515	514
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	39	39
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	147
Commercial Mortgage Pass-Through Certificates
2.988% due 02/16/2034	17,597	16,787
2.988% due 07/16/2034	1,090	1,042
5.306% due 12/10/2046	66,346	57,614
Countrywide Alternative Loan Trust
3.338% due 05/20/2046	2,271	2,129
3.377% due 01/25/2037	4,100	1,885
3.382% due 12/20/2046	124,482	75,901
3.397% due 09/25/2046	48,695	26,998
3.398% due 07/20/2046	56,136	34,656
3.407% due 05/25/2036	3,932	2,374
3.417% due 07/25/2046	9,159	5,812
3.557% due 09/25/2035	3,871	2,455
3.855% due 12/25/2035	409	250
3.855% due 02/25/2036	18	11
4.500% due 06/25/2035	627	621
5.417% due 10/25/2035	1,635	1,410
5.750% due 03/25/2037	3,000	2,063
5.891% due 11/25/2035	3,833	2,758
5.898% due 02/25/2037	49,046	34,233
6.000% due 10/25/2032	3,532	3,113
6.000% due 01/25/2037	17,896	12,649
6.000% due 02/25/2037	3,006	2,197
6.250% due 12/25/2033	32	31
6.250% due 11/25/2036	3,451	2,484
6.500% due 05/25/2036	11,220	7,151
Countrywide Home Loan Mortgage Pass-Through Trust
3.437% due 05/25/2035	20,463	13,233
3.497% due 04/25/2035	24,245	15,390
3.527% due 03/25/2035	24	14
3.537% due 02/25/2035	21	13
3.547% due 02/25/2035	25	17
3.547% due 06/25/2035	572	481
3.587% due 09/25/2034	51	38
3.607% due 08/25/2018	4,572	4,444
3.946% due 07/25/2034	8,323	7,509
4.727% due 02/20/2035	14	12
4.797% due 11/25/2034	11	9
5.230% due 01/20/2035	2,161	1,870
5.250% due 02/20/2036	54,404	42,237
5.369% due 10/20/2035	4,050	2,676
5.431% due 02/25/2047	3,533	2,313
5.500% due 11/25/2035	15,559	11,493
5.547% due 04/20/2036	3,296	2,652
5.613% due 02/20/2036	957	641
5.620% due 03/25/2037	3,390	2,403
5.750% due 07/19/2031	27	28
5.772% due 05/20/2036	6,322	4,692
6.092% due 09/25/2047	11,387	8,849
6.500% due 01/25/2034	615	564
7.047% due 10/19/2032	8	8
7.500% due 06/25/2035	608	566
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	3,528
5.467% due 09/15/2039	37,000	32,608
5.579% due 04/25/2037	2,100	1,303
5.695% due 09/15/2040	19,365	16,448
5.863% due 01/25/2037	4,600	3,002
CS First Boston Mortgage Securities Corp.
3.076% due 03/25/2032	527	481
4.452% due 04/25/2034	51,679	46,586
5.357% due 06/25/2032	15	15
5.549% due 05/25/2032	26	26
5.791% due 06/25/2032	45	40
6.495% due 05/25/2032	166	171
6.500% due 04/25/2033	2,542	2,363
7.290% due 09/15/2041	232	233
7.500% due 12/25/2032	6	5

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	$3,500	$2,088
5.720% due 09/25/2036	4,000	2,617
6.172% due 06/25/2036	5,000	3,720
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,418
Denver Arena Trust
6.940% due 11/15/2019	2,724	2,625
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
3.277% due 12/25/2036	19,653	19,134
3.287% due 03/25/2037	1,633	1,578
3.297% due 08/25/2037	16,954	16,070
3.357% due 02/25/2047	8,384	4,472
5.500% due 12/25/2035	4,100	2,724
5.588% due 10/25/2035	2,854	1,864
5.869% due 10/25/2036	3,800	2,468
5.886% due 10/25/2036	3,800	2,465
6.005% due 10/25/2036	7,035	6,882
6.300% due 07/25/2036	4,200	2,962
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	423	425
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (o)	234	214
8.000% due 03/25/2022	20	20
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	25	27
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	3,218	3,064
First Nationwide Trust
6.750% due 08/21/2031	2,149	2,144
First Republic Mortgage Loan Trust
2.788% due 08/15/2032	397	360
2.838% due 11/15/2031	17	16
3.687% due 06/25/2030	1,994	1,804
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	189
Fund America Investors Corp. II
5.784% due 06/25/2023	262	253
6.018% due 06/25/2023	8	8
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	21,820	21,332
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	522	525
8.950% due 08/20/2017	43	46
Government Lease Trust
4.000% due 05/18/2011	35,750	35,178
6.480% due 05/18/2011	8,440	8,619
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	35,020	29,682
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	223,400	191,305
6.044% due 08/15/2018	9,182	9,182
6.624% due 05/03/2018	55,900	58,579
GSR Mortgage Loan Trust
3.557% due 01/25/2034	103	87
4.397% due 12/25/2034	87	70
4.513% due 06/25/2034	79	71
4.539% due 09/25/2035	104,014	89,035
4.625% due 09/25/2035	61,365	57,208
5.248% due 11/25/2035	205,082	176,504
5.346% due 11/25/2035	3,746	3,157
5.500% due 03/25/2035	150	143
6.000% due 03/25/2032	94	92
GSRPM Mortgage Loan Trust
3.907% due 01/25/2032	1,971	1,679
Harborview Mortgage Loan Trust
3.160% due 04/19/2038	30,231	18,636
3.210% due 07/19/2046	51,427	32,075
3.230% due 09/19/2046	13,117	7,976
3.270% due 03/19/2037	20,084	12,390
3.378% due 08/21/2036	10,329	6,356
3.380% due 01/19/2035	4,324	2,988
3.400% due 02/19/2034	14	13
3.528% due 06/20/2035	2,032	1,317
3.936% due 06/19/2034	6,800	6,641
5.903% due 08/19/2036	9,495	6,388
Homebanc Mortgage Trust
3.387% due 12/25/2036	4,938	3,384
5.804% due 04/25/2037	4,199	3,413
5.909% due 04/25/2037	4,100	2,233
Impac CMB Trust
3.472% due 07/25/2033	21	19
Impac Secured Assets CMN Owner Trust
3.287% due 01/25/2037	303	286
3.297% due 11/25/2036	9,604	9,105
Indymac ARM Trust
4.947% due 08/25/2031	497	497
5.183% due 01/25/2032	859	703
5.371% due 01/25/2032	222	218
Indymac IMSC Mortgage Loan Trust
3.387% due 07/25/2047	19,887	10,780
Indymac INDA Mortgage Loan Trust
5.929% due 08/25/2036	4,100	2,652
Indymac INDB Mortgage Loan Trust
3.507% due 11/25/2035	1,813	1,010
Indymac Index Mortgage Loan Trust
3.307% due 01/25/2037	25	24
3.397% due 09/25/2046	37,402	22,762
3.407% due 06/25/2047	21,086	12,818
3.447% due 07/25/2035	6,042	3,951
3.507% due 06/25/2037	3,402	1,813
5.000% due 08/25/2035	4,168	1,956
5.099% due 09/25/2035	3,599	2,437
5.226% due 01/25/2036	17,853	12,561
5.275% due 06/25/2035	3,631	2,663
5.369% due 01/25/2036	2,185	1,708
5.425% due 09/25/2035	3,920	2,357
5.490% due 10/25/2035	1,934	1,313
5.690% due 04/25/2037	22,453	15,509
5.973% due 04/25/2037	48,786	33,279
5.975% due 06/25/2036	2,900	2,123
6.505% due 01/25/2035	414	291
Indymac Loan Trust
3.487% due 07/25/2009	8	7
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042	7,108	6,931
4.824% due 09/12/2037	16,300	15,599
4.851% due 08/15/2042	45	44
5.273% due 02/12/2051	34	33
5.336% due 05/15/2047	191,131	164,940
5.420% due 01/15/2049	67,459	56,222
5.440% due 06/12/2047	27,850	23,304
5.882% due 02/15/2051	25,500	21,801
5.937% due 02/12/2049	48,643	41,575
6.007% due 06/15/2049	30,000	25,746
JPMorgan Mortgage Trust
4.766% due 07/25/2035	154	131
4.794% due 02/25/2034	5,416	4,740
4.872% due 04/25/2035	2,309	2,028
5.003% due 07/25/2035	43,415	40,032
5.021% due 02/25/2035	19	17
5.035% due 02/25/2036	16,104	12,692
5.117% due 10/25/2035	3,723	2,740
5.375% due 08/25/2035	3,700	2,950
5.402% due 11/25/2035	3,406	2,977
5.500% due 10/25/2035	2,748	2,396
LB Mortgage Trust
8.429% due 01/20/2017	13,706	14,362
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	612	608
4.563% due 09/15/2026	14,000	13,607
5.424% due 02/15/2040	21,400	18,024
5.430% due 02/15/2040	51,501	43,326
5.866% due 09/15/2045	23,530	20,224
5.969% due 03/15/2026	37	37
Lehman Brothers Floating Rate Commercial Mortgage Trust
2.568% due 09/15/2021	744	675
Luminent Mortgage Trust
3.377% due 12/25/2036	26,598	16,249
3.387% due 12/25/2036	13,746	8,675
3.407% due 10/25/2046	9,959	6,186
MASTR Adjustable Rate Mortgages Trust
3.417% due 04/25/2046	17,609	11,135
3.447% due 05/25/2037	4,012	2,337
3.788% due 11/21/2034	11,700	9,505
5.197% due 05/25/2034	129	113
6.173% due 10/25/2032	3,284	3,195
MASTR Alternative Loans Trust
3.607% due 03/25/2036	16,890	9,281
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,270	2,085
MASTR Seasoned Securities Trust
6.202% due 09/25/2017	20,363	19,135
6.500% due 08/25/2032	44,160	40,902
Mellon Residential Funding Corp.
2.838% due 11/15/2031	18,554	16,818
2.928% due 12/15/2030	4,087	3,799
2.947% due 06/15/2030	642	606
3.158% due 10/20/2029	11,456	10,743
Merrill Lynch Alternative Note Asset
3.507% due 03/25/2037	5,200	1,832
5.648% due 06/25/2037	4,595	2,930
Merrill Lynch Countrywide Commercial Mortgage Trust
3.024% due 07/09/2009	8,000	7,297
5.378% due 08/12/2048	4,000	3,352
5.485% due 03/12/2051	31,760	26,718
5.700% due 09/12/2049	35	30
5.810% due 06/12/2050	29,150	24,974
6.156% due 08/12/2049	9,300	8,098
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	22,346	15,991
Merrill Lynch Mortgage Investors, Inc.
3.417% due 02/25/2036	79	64
4.231% due 08/25/2034	5,611	4,980
4.870% due 06/25/2035	19,427	17,477
4.910% due 12/25/2032	107	102
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	2,135	2,131

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
MLCC Mortgage Investors, Inc.
2.868% due 03/15/2025	$204	$155
3.537% due 06/25/2028	3,661	3,253
4.352% due 10/25/2035	160,119	149,591
4.434% due 01/25/2029	11	11
4.952% due 04/25/2035	2,217	1,919
Morgan Stanley Capital I
2.548% due 10/15/2020	53,511	48,079
5.332% due 12/15/2043	19,220	16,715
5.447% due 02/12/2044	50	42
5.569% due 12/15/2044	26,000	21,759
5.692% due 04/15/2049	3,600	3,067
5.809% due 12/12/2049	60,785	51,938
6.077% due 06/11/2049	15,200	13,195
6.160% due 04/03/2014	1,097	1,095
6.170% due 10/03/2034	161	161
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	24,779
5.500% due 04/25/2017	38	38
Morgan Stanley Mortgage Loan Trust
5.417% due 06/25/2036	6,696	5,739
5.701% due 02/25/2047	3,400	2,146
6.450% due 06/25/2036	38,573	22,656
Nomura Asset Acceptance Corp.
5.654% due 02/25/2036	2,386	1,519
5.820% due 03/25/2047	3,300	2,535
6.138% due 03/25/2047	3,000	1,943
7.000% due 02/19/2030	2,780	2,737
Opteum Mortgage Acceptance Corp.
3.467% due 07/25/2035	4,060	3,400
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	33	33
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
3.607% due 02/25/2019	2,515	2,387
3.607% due 02/25/2034	13,990	12,792
Provident Funding Mortgage Loan Trust
3.914% due 10/25/2035	13,677	11,951
4.445% due 04/25/2034	15,045	13,099
Prudential-Bache CMO Trust
8.400% due 03/20/2021	331	337
RAAC Series 2005-SP1
5.000% due 09/25/2034	7,955	7,942
Regal Trust IV
4.418% due 09/29/2031	1,317	1,315
Resecuritization Mortgage Trust
3.679% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
3.307% due 09/25/2046	14,139	12,067
3.387% due 06/25/2046	168,980	105,990
3.457% due 08/25/2037	14,383	7,858
5.247% due 08/25/2035	2,841	2,202
5.665% due 09/25/2035	3,022	2,354
5.714% due 02/25/2036	3,339	2,436
Residential Asset Mortgage Products, Inc.
3.377% due 07/25/2024	4	4
Residential Asset Securitization Trust
3.607% due 01/25/2046	35,511	22,092
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	613	581
Salomon Brothers Mortgage Securities VII, Inc.
3.707% due 05/25/2032	152	143
6.186% due 12/25/2030	137	123
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	218	218
Sears Mortgage Securities
12.000% due 02/25/2014	67	66
Securitized Asset Sales, Inc.
6.282% due 11/26/2023	141	141
Sequoia Mortgage Trust
3.380% due 10/19/2026	351	320
3.538% due 07/20/2033	221	183
4.256% due 04/20/2035	42,036	35,163
5.765% due 01/20/2047	9,618	8,276
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	1,200	1,112
Structured Adjustable Rate Mortgage Loan Trust
3.447% due 06/25/2035	2,354	1,915
4.065% due 01/25/2035	265	158
5.246% due 05/25/2036	4,100	1,858
5.288% due 08/25/2034	819	750
5.375% due 11/25/2035	2,134	1,536
5.429% due 09/25/2036	4,100	3,458
5.450% due 01/25/2036	13,076	8,214
5.644% due 06/25/2035	6,087	5,132
5.950% due 02/25/2036	3,644	2,385
6.000% due 03/25/2036	3,526	2,343
6.000% due 10/25/2037	3,140	2,074
Structured Asset Mortgage Investments, Inc.
3.280% due 07/19/2035	383	325
3.327% due 08/25/2036	17,705	10,397
3.337% due 03/25/2037	11	7
3.360% due 09/19/2032	11,596	10,603
3.377% due 03/25/2037	53	19
3.380% due 03/19/2034	19	17
3.397% due 06/25/2036	2,334	1,431
3.397% due 07/25/2046	59,461	36,719
3.427% due 05/25/2036	77	47
3.427% due 05/25/2046	19,965	12,301
3.517% due 12/25/2035	10,335	6,371
5.363% due 05/25/2022	1,860	1,683
5.659% due 04/30/2030	2	2
Structured Asset Securities Corp.
4.510% due 01/25/2034	1,723	1,648
5.034% due 10/25/2035	131	111
5.044% due 07/25/2032	1,061	989
5.233% due 01/25/2032	2,267	2,266
5.250% due 12/25/2034	9,438	9,291
5.371% due 03/25/2033	10,255	8,904
5.457% due 05/25/2032	76	74
5.957% due 02/25/2032	2,178	1,973
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	39	38
TBW Mortgage-Backed Pass-Through Certificates
3.317% due 01/25/2037	70	66
5.630% due 01/25/2037	1,600	1,033
5.970% due 09/25/2036	5,000	3,641
6.014% due 07/25/2037	3,300	2,381
6.080% due 09/25/2036	2,758	2,684
6.500% due 07/25/2036	13,983	8,771
Thornburg Mortgage Securities Trust
3.312% due 05/25/2046	17,187	16,453
3.327% due 09/25/2046	5,016	4,702
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,829
6.800% due 01/25/2028	1,384	1,396
Wachovia Bank Commercial Mortgage Trust
2.578% due 09/15/2021	2,264	2,069
5.342% due 12/15/2043	194,050	160,437
5.509% due 04/15/2047	58,608	48,905
5.678% due 05/15/2046	60	51
5.891% due 05/15/2043	50	48
Wachovia Mortgage Loan Trust LLC
5.447% due 10/20/2035	2,205	1,869
WaMu Mortgage Pass-Through Certificates
2.870% due 11/25/2034	74	51
3.467% due 11/25/2045	5,920	3,755
3.497% due 08/25/2045	93	92
3.497% due 10/25/2045	42,211	26,766
3.517% due 01/25/2045	22	15
3.555% due 02/25/2047	62,108	32,709
3.555% due 03/25/2047	53,376	28,129
3.587% due 11/25/2045	5,946	5,579
3.595% due 01/25/2047	25,490	13,868
3.615% due 04/25/2047	38,096	22,042
3.675% due 12/25/2046	23,466	12,434
3.747% due 12/25/2027	1,686	1,452
3.835% due 06/25/2046	47,245	28,666
3.847% due 12/25/2027	27,035	23,757
3.855% due 02/25/2046	151	91
3.948% due 02/27/2034	477	450
4.055% due 11/25/2042	278	248
4.198% due 05/25/2046	3,461	2,881
4.198% due 10/25/2046	34,072	22,174
4.255% due 06/25/2042	1,442	1,312
4.255% due 08/25/2042	260	233
4.355% due 11/25/2046	2,417	1,627
4.559% due 06/25/2033	13,368	13,057
5.342% due 01/25/2037	17,855	14,185
5.468% due 02/25/2037	66,472	55,905
5.542% due 04/25/2037	12,754	9,499
5.609% due 12/25/2036	11,425	8,179
5.613% due 12/25/2036	37,672	29,577
5.668% due 05/25/2037	27,899	25,259
5.711% due 02/25/2037	34,166	25,229
5.868% due 02/25/2037	44,920	37,925
5.931% due 09/25/2036	19,665	15,307
Washington Mutual Alternative Mortgage Pass-Through Certificates
3.825% due 05/25/2046	12,865	7,489
6.268% due 07/25/2036	2,400	1,514
Washington Mutual MSC Mortgage Pass-Through Certificates
4.812% due 06/25/2033	11,008	10,956
5.056% due 02/25/2031	64	63
5.664% due 05/25/2033	350	291
6.044% due 02/25/2033	79	77
6.500% due 06/25/2032	34	32
Wells Fargo Mortgage-Backed Securities Trust
3.621% due 09/25/2034	33,137	29,293
3.707% due 07/25/2037	9,903	8,643
4.109% due 12/25/2034	498	461
4.305% due 05/25/2035	15,967	14,914
4.336% due 07/25/2035	49,635	42,153
4.950% due 01/25/2035	18	16
4.950% due 03/25/2036	226,731	200,608
5.112% due 03/25/2036	6,570	5,771

Total Mortgage-Backed Securities (Cost $6,341,038)		5,770,163

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 2.8%

Accredited Mortgage Loan Trust
3.247% due 09/25/2036	$246	$243
3.257% due 02/25/2037	7,199	6,875
ACE Securities Corp.
3.257% due 07/25/2036	4,520	4,476
American Express Credit Account Master Trust
3.438% due 08/15/2012	392,000	389,030
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	53	52
Ameriquest Mortgage Securities, Inc.
3.637% due 10/25/2033	73	62
Amortizing Residential Collateral Trust
3.477% due 06/25/2032	306	228
3.497% due 07/25/2032	3	2
Argent Securities, Inc.
3.257% due 09/25/2036	534	529
3.257% due 10/25/2036	5,623	5,500
3.407% due 10/25/2035	2,330	2,205
Asset-Backed Funding Certificates
3.267% due 10/25/2036	2,059	2,015
3.267% due 11/25/2036	317	305
Asset-Backed Securities Corp. Home Equity
3.267% due 07/25/2036	448	447
3.287% due 05/25/2037	9,972	9,781
3.367% due 05/25/2035	16	15
3.367% due 06/25/2035	2,385	2,350
3.482% due 09/25/2034	84	74
BA Credit Card Trust
2.518% due 11/15/2013	19,860	18,999
2.688% due 01/15/2013	21,400	20,862
3.068% due 04/15/2013	163,210	159,742
Bay View Auto Trust
5.010% due 06/25/2014	45	45
Bear Stearns Asset-Backed Securities Trust
3.247% due 01/25/2037	6,990	6,779
3.267% due 05/25/2036	578	563
3.277% due 12/25/2036	10,756	9,932
3.357% due 11/25/2036	27,059	24,630
3.397% due 01/25/2047	516	489
3.607% due 10/27/2032	3,029	2,480
3.847% due 12/25/2034	10	9
3.867% due 10/25/2032	7,456	6,557
5.675% due 06/25/2043	2,571	2,121
Bravo Mortgage Asset Trust
3.337% due 07/25/2036	682	670
Brazos Student Finance Corp.
2.700% due 06/01/2023	2,433	2,399
Capital Auto Receivables Asset Trust
3.408% due 03/15/2011	43,200	43,047
3.938% due 10/15/2012	41,600	40,608
Carrington Mortgage Loan Trust
3.257% due 08/25/2036	1,312	1,304
3.257% due 10/25/2036	1,166	1,152
3.257% due 01/25/2037	106	101
Cendant Mortgage Corp.
5.988% due 07/25/2043	1,724	1,630
Chase Funding Mortgage Loan Asset-Backed Certificates
3.847% due 08/25/2032	1,558	1,527
3.947% due 10/25/2032	99	90
Chase Issuance Trust
2.738% due 09/15/2011	45,800	45,266
3.238% due 08/17/2015	1,000	948
3.388% due 05/16/2011	26,500	26,470
CIT Group Home Equity Loan Trust
3.477% due 06/25/2033	7	6
Citigroup Mortgage Loan Trust, Inc.
3.247% due 09/25/2036	1,229	1,211
3.257% due 11/25/2036	1,446	1,434
3.267% due 01/25/2037	758	745
3.267% due 05/25/2037	2,974	2,727
3.277% due 12/25/2036	610	588
3.277% due 05/25/2037 (o)	23,814	21,633
5.764% due 01/25/2037	2,600	1,706
Community Program Loan Trust
4.500% due 10/01/2018	6,646	6,629
4.500% due 04/01/2029	26,000	23,135
Conseco Finance
3.269% due 05/15/2032	145	125
Conseco Financial Corp.
6.240% due 12/01/2028	34	33
6.480% due 12/01/2030	9	9
6.870% due 04/01/2030	803	755
Countrywide Asset-Backed Certificates
3.237% due 01/25/2046	10,209	10,122
3.257% due 02/25/2037	52,524	49,773
3.257% due 03/25/2037	14,246	13,742
3.257% due 05/25/2037	497	483
3.257% due 06/25/2037	742	721
3.257% due 07/25/2037	118	112
3.257% due 12/25/2046	297	293
3.257% due 05/25/2047	558	537
3.287% due 06/25/2037	11,051	10,588
3.287% due 10/25/2037	1,479	1,411
3.367% due 02/25/2036	4,935	4,362
3.687% due 12/25/2031	3	2
Credit-Based Asset Servicing & Securitization LLC
3.247% due 05/25/2036	193	192
3.277% due 01/25/2037	115	107
4.307% due 04/25/2032	551	483
CS First Boston Mortgage Securities Corp.
3.457% due 01/25/2043	22	19
3.577% due 08/25/2032	1,556	1,429
3.827% due 01/25/2032	387	317
3.907% due 07/25/2032	52	40
Daimler Chrysler Auto Trust
5.000% due 02/08/2012	50	49
Delta Funding Home Equity Loan Trust
3.308% due 09/15/2029	210	156
Discover Card Master Trust I
2.862% due 10/16/2013	400	385
Equity One Asset-Backed Securities, Inc.
3.767% due 11/25/2032	155	130
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	2
First Alliance Mortgage Loan Trust
3.948% due 03/20/2031	1,098	705
First Franklin Mortgage Loan Asset-Backed Certificates
3.237% due 07/25/2036	723	719
3.257% due 10/25/2036	13,731	13,275
3.257% due 11/25/2036	4,985	4,691
3.257% due 03/25/2037	7,832	7,399
3.277% due 12/25/2036	8,445	7,856
3.277% due 12/25/2037	1,985	1,917
3.577% due 12/25/2034	592	514
FMAC Loan Receivables Trust
6.500% due 09/15/2020	22	16
7.900% due 04/15/2019	20	15
Ford Credit Auto Owner Trust
3.388% due 01/15/2011	77,600	76,792
3.908% due 06/15/2012	47,400	46,199
4.950% due 03/15/2013	25	24
Franklin Auto Trust
4.188% due 10/20/2011	92,700	91,977
4.768% due 06/20/2012	28,900	28,728
Fremont Home Loan Trust
3.257% due 10/25/2036	7,199	6,883
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	72
GSAA Trust
3.507% due 03/25/2037	5,200	2,096
3.507% due 05/25/2047	1,000	385
GSAMP Trust
3.247% due 08/25/2036	98	98
3.277% due 01/25/2036	735	708
3.297% due 11/25/2035	986	482
3.497% due 03/25/2034	458	451
4.057% due 02/25/2047	174,637	147,665
GSR Mortgage Loan Trust
3.307% due 11/25/2030	5	5
HFC Home Equity Loan Asset-Backed Certificates
3.258% due 03/20/2036	414	403
3.338% due 03/20/2036	11,259	9,169
3.478% due 01/20/2034	15,471	13,405
3.538% due 09/20/2033	35	32
Home Equity Asset Trust
3.267% due 05/25/2037	19,567	18,017
3.807% due 11/25/2032	154	112
HSBC Asset Loan Obligation
3.267% due 12/25/2036	1,578	1,452
HSI Asset Securitization Corp. Trust
3.257% due 12/25/2036	50,923	47,314
IMC Home Equity Loan Trust
5.973% due 07/25/2026	71	69
7.310% due 11/20/2028	38	38
7.500% due 04/25/2026	37	37
7.520% due 08/20/2028	30	24
Indymac Residential Asset-Backed Trust
3.267% due 04/25/2037	87	85
JPMorgan Mortgage Acquisition Corp.
2.519% due 07/25/2036	5,842	5,685
2.551% due 08/25/2036	10,119	9,633
3.247% due 08/25/2036	3,076	3,033
3.257% due 08/25/2036	97	96
3.257% due 10/25/2036	2,217	2,100
3.267% due 05/25/2037	16,246	15,189
3.297% due 10/25/2036	492	469
Lehman ABS Mortgage Loan Trust
3.297% due 06/25/2037	15,215	14,508
Lehman XS Trust
3.277% due 05/25/2046	94	91
3.287% due 04/25/2046	3,229	3,202
3.287% due 06/25/2046	6,839	6,659
3.287% due 08/25/2046	3,052	3,005
3.297% due 05/25/2046	7,229	7,098

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Long Beach Mortgage Loan Trust
3.247% due 07/25/2036		$2,720	$2,691
3.247% due 11/25/2036		1,157	1,120
3.347% due 02/25/2036		5,043	5,000
3.487% due 10/25/2034		4,796	3,694
MASTR Asset-Backed Securities Trust
3.257% due 01/25/2037		261	207
MBNA Credit Card Master Note Trust
2.478% due 09/15/2011		146,800	146,009
Merrill Lynch First Franklin Mortgage Loan Trust
3.267% due 06/25/2037		7,863	7,597
Merrill Lynch Mortgage Investors, Inc.
3.237% due 05/25/2037		909	895
3.277% due 08/25/2036		464	452
3.277% due 07/25/2037		15,670	15,291
3.327% due 02/25/2037		6,812	6,373
Mesa Trust Asset-Backed Certificates
3.607% due 12/25/2031		1,947	1,626
Mid-State Trust
6.340% due 10/15/2036		21,226	17,478
7.340% due 07/01/2035		910	856
7.791% due 03/15/2038		3,558	3,180
8.330% due 04/01/2030		18,005	15,230
Morgan Stanley ABS Capital I
3.257% due 07/25/2036		242	226
3.307% due 09/25/2036		200	181
4.007% due 07/25/2037		28,958	27,040
Morgan Stanley Home Equity Loan Trust
3.257% due 12/25/2036		19,293	18,174
Morgan Stanley IXIS Real Estate Capital Trust
3.257% due 11/25/2036		345	333
3.317% due 11/25/2036		200	176
Morgan Stanley Mortgage Loan Trust
3.437% due 02/25/2037		1,700	676
3.567% due 04/25/2037		7,800	3,940
5.726% due 10/25/2036		2,800	2,236
5.750% due 11/25/2036		3,400	2,875
5.750% due 04/25/2037		3,160	2,619
6.000% due 07/25/2047		3,309	2,198
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,565	3,652
Nationstar Home Equity Loan Trust
3.267% due 03/25/2037		12,241	11,862
Nelnet Student Loan Trust
2.890% due 07/25/2016		217	217
3.204% due 12/24/2018		177	176
New Century Home Equity Loan Trust
3.477% due 09/25/2035		31,846	30,180
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	47
Nomura Asset Acceptance Corp.
3.347% due 01/25/2036		2,200	1,895
Option One Mortgage Loan Trust
3.247% due 02/25/2037		1,772	1,748
Ownit Mortgage Loan Asset-Backed Certificates
3.267% due 03/25/2037		2,433	2,411
Popular ABS Mortgage Pass-Through Trust
3.297% due 06/25/2047		33,542	31,816
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		112	113
Quest Trust
3.637% due 12/25/2033		62	35
RAAC Series 2007-SP2
3.607% due 06/25/2047		1,700	1,065
Renaissance Home Equity Loan Trust
3.567% due 11/25/2034		177	151
3.907% due 08/25/2032		104	87
5.565% due 02/25/2036		27	26
Residential Asset Mortgage Products, Inc.
3.277% due 05/25/2036		910	901
Residential Asset Securities Corp.
3.277% due 11/25/2036		307	301
3.287% due 10/25/2036		10,110	9,980
Residential Funding Mortgage Securities II, Inc.
3.307% due 12/25/2035		5,420	5,068
Residential Mortgage Loan Trust
4.000% due 09/25/2029		15	14
SACO I, Inc.
3.267% due 05/25/2036		6,163	5,485
3.427% due 06/25/2035		623	548
3.457% due 12/25/2035		264	148
Salomon Brothers Mortgage Securities VII, Inc.
3.507% due 03/25/2032		497	474
3.767% due 09/25/2028		1,565	1,417
Saxon Asset Securities Trust
3.727% due 08/25/2032		677	666
3.747% due 01/25/2032		1	1
Sears Credit Account Master Trust
2.708% due 04/16/2013		1,100	1,090
Securitized Asset-Backed Receivables LLC Trust
3.267% due 03/25/2036		782	778
3.267% due 12/25/2036		874	809
SLM Student Loan Trust
2.780% due 04/25/2014		29,907	29,646
2.790% due 10/25/2016		1,179	1,175
2.790% due 07/25/2017		3,329	3,317
2.790% due 10/25/2018		1,672	1,651
2.910% due 04/25/2017		1,689	1,663
3.100% due 01/26/2015		66,359	66,081
3.480% due 07/25/2013		2,173	2,171
3.514% due 10/25/2017		50,000	48,795
3.714% due 01/25/2019		40,000	39,525
4.019% due 12/15/2033		30,800	29,602
4.173% due 04/25/2023		1,235,079	1,239,711
Soundview Home Equity Loan Trust
3.257% due 10/25/2036		318	316
3.327% due 03/25/2036		893	886
Specialty Underwriting & Residential Finance
3.237% due 06/25/2037		32	32
3.252% due 11/25/2037		299	287
Structured Asset Investment Loan Trust
3.907% due 04/25/2033		2,194	1,887
Structured Asset Securities Corp.
3.267% due 04/25/2036		275	274
3.287% due 01/25/2037		20,658	19,386
3.497% due 01/25/2033		6,683	5,528
4.900% due 04/25/2035		29,861	19,785
Truman Capital Mortgage Loan Trust
3.547% due 01/25/2034		55	54
UPFC Auto Receivables Trust
5.490% due 05/15/2012		27	26
Washington Mutual Asset-Backed Certificates
3.257% due 01/25/2037		17,845	16,761
Wells Fargo Home Equity Trust
3.257% due 01/25/2037		1,155	1,126
3.447% due 10/25/2035		59	58
3.447% due 11/25/2035		18,403	18,012
3.457% due 12/25/2035		71,348	68,327
WMC Mortgage Loan Pass-Through Certificates
3.168% due 05/15/2030		2,780	2,761
3.388% due 10/15/2029		996	985

Total Asset-Backed Securities (Cost $3,691,378)			3,620,759

SOVEREIGN ISSUES 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,415
China Development Bank
5.000% due 10/15/2015		29,300	27,638
Export-Import Bank of Korea
3.011% due 10/04/2011		88,600	88,884
Hydro Quebec
3.528% due 09/29/2049		5,600	5,029
Italy Government International Bond
3.250% due 05/15/2009		160	161
Korea Development Bank
2.919% due 10/31/2008		100	100
4.750% due 07/20/2009		76,300	76,326
Korea Expressway Corp.
5.125% due 05/20/2015		100	92
Province of Ontario Canada
5.500% due 10/01/2008		150	150
Russia Government International Bond
8.250% due 03/31/2010		611	633
South Africa Government International Bond
5.875% due 05/30/2022		100	85
6.500% due 06/02/2014		27,000	26,528

Total Sovereign Issues (Cost $231,731)			230,041

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%

Alliance & Leicester PLC
0.919% due 05/15/2009	JPY	4,000,000	36,711
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	7,391
8.625% due 05/22/2038	GBP	100,000	149,792
Atlas Reinsurance PLC
8.947% due 01/10/2010	EUR	3,000	4,247
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,267
Bauhaus Securities Ltd.
5.282% due 10/30/2052		50	68
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	18,039
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	18,090
2.854% due 01/30/2009	CHF	5,000	4,444
5.208% due 10/20/2009	EUR	6,050	8,418
5.262% due 07/27/2012		24,000	31,483
5.316% due 09/26/2013		36,000	47,232
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,171,536	2,414,359
10.000% due 01/01/2013		190,000	85,856
10.000% due 01/01/2017		1,518,624	636,367
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	51,676
BTM Curacao Holdings NV
1.586% due 11/29/2049	JPY	1,000,000	9,379
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	44,103

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)		Value (000s)
Countrywide Financial Corp.
5.363% due 11/23/2010	EUR	17,000	$22,051
Countrywide Home Loans, Inc.
5.414% due 11/24/2008		33,400	46,781
Danske Bank A/S
4.878% due 02/28/2049		8,000	8,197
5.684% due 12/29/2049	GBP	16,400	21,011
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	21,328
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	8,491
5.500% due 09/15/2067		151,800	128,233
General Motors Corp.
8.375% due 07/05/2033		25,000	13,550
HBOS PLC
4.875% due 03/29/2049		14,090	13,412
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	11,919
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	7,096
KeyBank N.A.
5.118% due 11/05/2009		2,500	3,359
Keycorp
5.164% due 11/22/2010		14,695	19,161
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	31,559
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	9,462
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	74,060
Nordic Telephone Co. Holdings ApS
6.386% due 11/30/2013	EUR	11,308	14,746
6.636% due 11/30/2014		13,540	17,770
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	40,238
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	24,534
Principal Financial Global Funding LLC
6.010% due 03/20/2010	GBP	9,300	16,529
Pylon Ltd.
6.469% due 12/18/2008	EUR	250	350
Silver Arrow S.A.
4.585% due 08/15/2014		40,794	57,098
SLM Corp.
5.158% due 12/15/2010		7,000	6,938
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,267
1.700% due 12/31/2049		1,100,000	10,392
Suntrust Bank
5.101% due 12/20/2011	EUR	10,000	13,014
6.130% due 06/22/2012	GBP	5,000	8,072

Total Foreign Currency-Denominated Issues (Cost $4,825,309)			4,229,540

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.7%

Bank of Ireland
2.831% due 01/15/2010		34,200	33,876
Calyon Financial, Inc.
3.804% due 06/29/2010		43,140	42,779
Capital One Bank USA N.A.
2.936% due 02/23/2009		100,000	98,455
Nordea Bank Finland PLC
2.474% due 04/09/2009		432,700	432,494
Skandinaviska Enskilda Banken AB
2.794% due 02/13/2009		237,460	237,112

			844,716

COMMERCIAL PAPER 1.0%

Abbey National N.A. LLC
2.790% due 11/12/2008		35,700	35,584
ANZ National International Ltd.
4.488% due 10/02/2008		60,000	59,993
Bank of America Corp.
2.625% due 10/16/2008		111,000	110,881
2.700% due 11/03/2008		25,000	24,938
2.720% due 10/06/2008		57,800	57,778
2.770% due 11/10/2008		25,200	25,122
Bank of Scotland PLC
2.765% due 10/09/2008		18,900	18,888
2.850% due 12/03/2008		25,000	24,830
Barclays U.S. Funding LLC
2.830% due 10/02/2008		37,600	37,597
BNP Paribas
2.691% due 10/02/2008		3,600	3,600
2.701% due 10/08/2008		8,600	8,596
2.790% due 11/10/2008		25,000	24,923
3.000% due 10/01/2008		23,400	23,400
Caisse Nationale des Caisses d’Epargne et de Prevoyance
2.730% due 10/03/2008		6,300	6,299
CBA de Finance, Inc.
2.570% due 10/08/2008		10,000	9,995
2.730% due 10/07/2008		65,800	65,770
2.730% due 10/08/2008		1,000	999
Citibank N.A.
3.570% due 10/23/2008		29,200	29,136
DnB NOR Bank ASA
2.700% due 11/10/2008		3,000	2,991
Federal Home Loan Bank
2.270% due 10/01/2008		2,000	2,000
Freddie Mac
2.500% due 11/24/2008		246,700	245,775
HSBC Americas, Inc.
2.740% due 11/03/2008		2,300	2,294
Intesa Funding LLC
2.770% due 10/01/2008		54,500	54,500
JPMorgan Chase & Co.
2.444% due 10/01/2008		28,600	28,600
Royal Bank of Scotland Group PLC
2.780% due 10/06/2008		13,000	12,995
2.870% due 11/10/2008		42,000	41,866
San Paolo U.S. Financial Co.
2.550% due 10/09/2008		1,300	1,299
2.770% due 10/09/2008		1,900	1,899
2.920% due 10/20/2008		23,200	23,164
Santander U.S. Debt S.A. Unipersonal
2.740% due 10/07/2008		8,700	8,696
Unicredito Italiano SpA
2.940% due 10/07/2008		44,700	44,678
2.960% due 10/09/2008		7,400	7,395
3.025% due 12/09/2008		200,000	198,496

			1,244,977

Repurchase Agreements 4.0%

Barclays Capital, Inc.
2.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Federal Home Loan Bank 2.733% - 2.980% due 01/19/2010 - 02/10/2010 valued at $2,326,916. Repurchase proceeds are $2,282,143.)		2,282,000	2,282,000
JPMorgan Chase Bank N.A.
0.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 4.750% - 4.770% due 02/27/2018 - 03/12/2018 valued at $84,895. Repurchase proceeds are $84,600.)		84,600	84,600
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Notes 2.375% due 08/31/2010 valued at $1,910,373. Repurchase proceeds are $1,918,048.)		1,918,046	1,918,046
Merrill Lynch & Co., Inc.
0.050% due 10/01/2008 (Dated 09/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $100,423. Repurchase proceeds are $99,200.)		99,200	99,200
0.250% due 10/01/2008 (Dated 09/30/2008. Collateralized by Freddie Mac 0.000% due 12/15/2008 - 12/31/2008 valued at $233,279. Repurchase proceeds are $228,502.)		228,500	228,500
Morgan Stanley
3.220% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 11/01/2035 valued at $143,593. Repurchase proceeds are $139,923.)		139,910	139,910
3.450% due 10/14/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 5.500% due 03/01/2037 valued at $285,844. Repurchase proceeds are $280,591.) State Street Bank and Trust Co.		280,564	280,564
1.000% due 10/01/2008 (Dated 09/30/2008. Collateralized by Fannie Mae 4.250% due 04/24/2013 valued at $7,892; Federal Home Loan Bank 0.000% due 10/10/2008 - 10/14/2008 valued at $150,000; and Freddie Mac 0.000% due 10/14/2008 valued at $46,110. Repurchase proceeds are $200,006.)		200,000	200,000

			5,232,820

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2008 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 1.0%
1.052% due 10/16/2008 - 12/26/2008 (d)(g)(h)	$1,370,089	$1,360,707

Total Short-Term Instruments (Cost $8,693,014)		8,683,220

Purchased Options (m) 0.3% (Cost $632,264)		411,984
Total Investments 126.6% (Cost $171,102,422)		$164,640,243
Written Options (n) (0.4%) (Premiums $648,149)		(540,203)
Other Assets and Liabilities (Net) (26.2%)		(34,080,856)

Net Assets 100.0%		$130,019,184

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $1,101,747 have been pledged as collateral for swap and swaption contracts on September 30, 2008.
(h)	Securities with an aggregate market value of $42,676 have been pledged as collateral for delayed-delivery securities on September 30, 2008.
(i)	Securities with an aggregate market value of $269,677 and cash of $403,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2008.
(j)	The average amount of borrowings while outstanding during the period ended September 30, 2008 was $7,000,734 at a weighted average interest rate of 2.525%. On September 30, 2008, securities valued at $15,855,218 were pledged as collateral for reverse repurchase agreements.
(k)	Securities with an aggregate market value of $241,404 and cash of $707,142 have been pledged as collateral for the following open futures contracts on September 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	12,362	$9,977
90-Day Euribor June Futures	Long	06/2009	4,202	16,470
90-Day Euribor March Futures	Long	03/2009	11,715	36,812
90-Day Eurodollar December Futures	Long	12/2008	250,949	401,755
90-Day Eurodollar December Futures	Long	12/2009	43,109	11,286
90-Day Eurodollar June Futures	Long	06/2009	102,401	66,299
90-Day Eurodollar June Futures	Long	06/2010	1,599	834
90-Day Eurodollar March Futures	Long	03/2009	113,083	146,201
90-Day Eurodollar March Futures	Long	03/2010	33,400	13,025
90-Day Eurodollar September Futures	Long	09/2009	59,603	34,637
90-Day Eurodollar September Futures	Long	09/2010	1,386	528
U.S. Treasury 10-Year Note December Futures	Long	12/2008	797	(2,212)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	24,329	(20,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	1,991
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	79,407
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53,994	113,175

				$909,248

(l)	Swap agreements outstanding on September 30, 2008:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co. 5.750% due 10/15/2016	(0.530)%	12/20/2016	BEAR	1.735%	$10,000	$761	$0	$761
Aetna, Inc. 6.500% due 09/15/2018	(0.983)%	09/20/2018	DUB	0.707%	12,000	(268)	0	(268)
Alcoa, Inc. 6.000% due 07/15/2013	(1.160)%	09/20/2013	BCLY	1.498%	15,000	213	0	213
Alcoa, Inc. 6.000% due 07/15/2013	(1.450)%	09/20/2013	DUB	1.498%	25,000	39	0	39

Alcoa, Inc. 6.750% due 07/15/2018	(1.290)%	09/20/2018	BOA	1.699%	20,000	579	0	579
Alcoa, Inc. 6.750% due 07/15/2018	(1.300)%	09/20/2018	CITI	1.699%	10,000	283	0	283
AmerisourceBergen Corp. 5.625% due 09/15/2012	(0.600)%	09/20/2012	MSC	0.642%	10,000	14	0	14
Anadarko Finance Co. 6.750% due 05/01/2011	(0.900)%	06/20/2011	BOA	0.855%	10,600	(17)	0	(17)
AutoZone, Inc. 5.500% due 11/15/2015	(0.810)%	12/20/2015	RBS	1.004%	10,000	115	0	115
AutoZone, Inc. 6.500% due 01/15/2014	(1.070)%	03/20/2014	BOA	0.963%	20,000	(108)	0	(108)
AutoZone, Inc. 6.500% due 01/15/2014	(1.030)%	03/20/2014	CITI	0.963%	10,000	(35)	0	(35)
AutoZone, Inc. 7.125% due 08/01/2018	(1.100)%	09/20/2018	BOA	1.085%	15,000	(22)	0	(22)
Avon Products, Inc. 5.125% due 01/15/2011	(0.160)%	03/20/2011	CSFB	0.278%	10,000	28	0	28
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	MLP	1.600%	5,000	458	0	458
Bank of America Corp. 3-Month USD-LIBOR plus 0.260% due 10/14/2016	(0.170)%	12/20/2016	UBS	1.600%	35,000	3,207	0	3,207
Bank of America Corp. 5.650% due 05/01/2018	(1.150)%	06/20/2018	DUB	1.600%	22,000	707	0	707
Bank of America Corp. 5.750% due 12/01/2017	(1.250)%	12/20/2017	CITI	1.600%	10,000	229	0	229
Bank of America Corp. 5.750% due 12/01/2017	(1.020)%	12/20/2017	DUB	1.600%	12,000	481	0	481
BellSouth Corp. 4.200% due 09/15/2009	(0.140)%	09/20/2009	BEAR	0.120%	5,000	(1)	0	(1)
BellSouth Corp. 5.200% due 09/15/2014	(0.385)%	09/20/2014	BCLY	0.417%	35,000	55	0	55
BHP Billiton Finance Ltd. 5.125% due 03/29/2012	(0.135)%	03/20/2012	BOA	1.262%	10,000	357	0	357
Boston Scientific Corp. 6.000% due 06/15/2011	(0.500)%	06/20/2011	UBS	1.699%	10,000	302	0	302
Brunswick Corp. 9.750% due 08/15/2013	(4.100)%	09/20/2013	BOA	3.893%	18,000	(165)	0	(165)
Canadian Natural Resources Ltd. 5.450% due 10/01/2012	(0.380)%	12/20/2012	BOA	1.473%	10,000	413	0	413
Capital One Financial Corp. 5.700% due 09/15/2011	(0.350)%	09/20/2011	UBS	5.138%	7,000	834	0	834
Cardinal Health, Inc. 5.800% due 10/15/2016	(0.420)%	12/20/2016	BCLY	0.709%	13,000	253	0	253
CBS Corp. 5.625% due 08/15/2012	(0.590)%	09/20/2012	BEAR	1.459%	15,000	466	0	466
CitiFinancial, Inc. 6.625% due 06/01/2015	(0.145)%	06/20/2015	BCLY	2.760%	11,000	1,475	0	1,475
Citigroup, Inc. 6.125% due 11/21/2017	(0.800)%	12/20/2017	DUB	2.669%	30,000	3,574	0	3,574
Citigroup, Inc. 6.500% due 01/18/2011	(0.820)%	12/20/2017	HSBC	2.669%	3,000	354	0	354
Citigroup, Inc. 6.500% due 01/18/2011	(0.770)%	12/20/2017	JPM	2.669%	10,000	1,211	0	1,211
Citigroup, Inc. 6.500% due 01/18/2011	(0.830)%	12/20/2017	JPM	2.669%	10,000	1,172	0	1,172
Citigroup, Inc. 6.500% due 08/19/2013	(1.577)%	09/20/2013	JPM	2.848%	50,000	2,565	0	2,565
CNA Financial Corp. 5.850% due 12/15/2014	(0.690)%	12/20/2014	BOA	1.498%	10,600	449	0	449
CNA Financial Corp. 5.850% due 12/15/2014	(0.470)%	12/20/2014	CITI	1.498%	10,200	551	0	551
CNA Financial Corp. 6.000% due 08/15/2011	(0.295)%	09/20/2011	BCLY	1.096%	15,000	334	0	334
CNA Financial Corp. 6.000% due 08/15/2011	(0.440)%	09/20/2011	BEAR	1.096%	10,300	187	0	187
Comcast Corp. 5.300% due 01/15/2014	(0.390)%	03/20/2014	BCLY	1.254%	15,000	615	864	(249)
Comcast Corp. 5.300% due 01/15/2014	(0.360)%	03/20/2014	MSC	1.254%	11,500	488	0	488
Comcast Corp. 5.900% due 03/15/2016	(0.535)%	03/20/2016	BEAR	1.283%	15,000	682	0	682
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	BOA	2.153%	3,000	151	0	151
Commercial Metals Co. 7.350% due 08/15/2018	(1.430)%	09/20/2018	JPM	2.153%	10,000	503	0	503
Countrywide Financial Corp. 5.800% due 06/07/2012	(2.670)%	06/20/2012	JPM	3.568%	30,000	810	0	810
CRH America, Inc. 8.125% due 07/15/2018	(2.590)%	09/20/2018	CITI	2.650%	10,000	32	0	32
CSX Corp. 6.750% due 03/15/2011	(0.165)%	03/20/2011	BEAR	1.173%	10,600	250	0	250
CVS Caremark Corp. 5.750% due 08/15/2011	(0.250)%	09/20/2011	CSFB	0.409%	10,200	45	0	45
CVS Caremark Corp. 5.750% due 08/15/2011	(0.240)%	09/20/2011	RBS	0.409%	6,200	29	0	29
CVS Caremark Corp. 6.125% due 08/15/2016	(0.550)%	09/20/2016	BOA	0.623%	6,745	32	0	32
Daimler Finance N.A. LLC 4.875% due 06/15/2010	(0.520)%	06/20/2010	BEAR	0.790%	10,000	44	0	44
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.535)%	09/20/2011	BCLY	0.996%	15,000	192	0	192
Daimler Finance N.A. LLC 5.750% due 09/08/2011	(0.480)%	09/20/2011	RBS	0.996%	10,000	143	0	143
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.520)%	03/20/2011	BEAR	0.922%	10,000	94	0	94
Daimler Finance N.A. LLC 5.875% due 03/15/2011	(0.655)%	03/20/2011	BEAR	0.922%	10,000	61	0	61
Daimler Finance North America LLC 6.500% due 11/15/2013	(1.290)%	12/20/2013	BOA	1.206%	12,000	(56)	0	(56)
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.130)%	09/20/2018	CITI	1.280%	10,000	101	0	101
Deutsche Telekom International Finance BV 6.750% due 08/20/2018	(1.080)%	09/20/2018	CSFB	1.280%	22,000	327	0	327
Dominion Resources, Inc. 5.200% due 01/15/2016	(0.430)%	03/20/2016	MLP	0.647%	15,000	204	0	204
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.740)%	06/20/2018	CITI	0.715%	20,000	(43)	0	(43)
Dominion Resources, Inc. 6.400% due 06/15/2018	(0.750)%	06/20/2018	JPM	0.715%	2,000	(6)	0	(6)
E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	(0.210)%	12/20/2016	DUB	0.445%	10,000	162	0	162
EnCana Corp. 6.300% due 11/01/2011	(1.430)%	12/20/2011	GSC	1.291%	10,500	(49)	0	(49)
Enterprise Products Operating LP 7.500% due 02/01/2011	(0.200)%	03/20/2011	MLP	1.406%	10,700	300	0	300
Exelon Corp. 4.900% due 06/15/2015	(0.520)%	06/20/2015	MLP	2.727%	10,000	1,155	0	1,155

FirstEnergy Corp. 6.450% due 11/15/2011	(0.130)%	12/20/2011	MLP	0.640%	10,000	154	0	154
Gannett Co., Inc. 5.750% due 06/01/2011	(0.330)%	06/20/2011	JPM	3.718%	6,500	536	0	536
GATX Financial Corp. 6.273% due 06/15/2011	(0.220)%	06/20/2011	BEAR	1.528%	10,500	346	0	346
General Mills, Inc. 5.250% due 08/15/2013	(0.410)%	09/20/2013	GSC	0.419%	6,000	2	0	2
General Mills, Inc. 5.250% due 08/15/2013	(0.430)%	09/20/2013	GSC	0.419%	9,000	(6)	0	(6)
General Mills, Inc. 6.000% due 02/15/2012	(0.180)%	03/20/2012	BEAR	0.354%	10,400	59	0	59
Glitnir Banki HF 3-Month USD-LIBOR plus 0.260% due 04/20/2010	(0.170)%	06/20/2010	BOA	17.744%	50,000	11,528	0	11,528
Glitnir Banki HF 3-Month USD-LIBOR plus 0.440% due 01/21/2011	(0.340)%	03/20/2011	JPM	16.708%	10,000	2,780	0	2,780
Glitnir Banki HF 3-Month USD-LIBOR plus 0.470% due 01/18/2012	(0.365)%	03/20/2012	DUB	15.354%	20,000	6,354	0	6,354
GMAC LLC 6.000% due 04/01/2011	(1.250)%	06/20/2011	RBS	57.233%	15,000	8,133	0	8,133
Goldman Sachs Group, Inc. 3-Month USD-LIBOR plus 0.450% due 03/22/2016	(0.330)%	03/20/2016	BEAR	4.097%	10,000	1,905	0	1,905
Goldman Sachs Group, Inc. 5.950% due 01/18/2018	(1.130)%	03/20/2018	CITI	3.932%	20,000	3,287	0	3,287
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.100)%	06/20/2018	CITI	3.916%	20,000	3,355	0	3,355
Goldman Sachs Group, Inc. 6.150% due 04/01/2018	(1.130)%	06/20/2018	CITI	3.916%	25,000	4,149	0	4,149
H.J. Heinz Co. 5.350% due 07/15/2013	(0.580)%	09/20/2013	CITI	0.529%	5,000	(12)	0	(12)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.530)%	09/20/2013	JPM	0.529%	5,000	(1)	0	(1)
H.J. Heinz Co. 5.350% due 07/15/2013	(0.470)%	09/20/2013	RBS	0.529%	10,000	25	0	25
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.370)%	03/20/2012	BEAR	0.442%	8,200	19	0	19
H.J. Heinz Finance Co. 6.000% due 03/15/2012	(0.390)%	03/20/2012	BEAR	0.442%	15,400	25	0	25
HCP, Inc. 5.950% due 09/15/2011	(0.530)%	09/20/2011	CSFB	3.649%	7,350	599	0	599
HCP, Inc. 5.950% due 09/15/2011	(0.610)%	09/20/2011	JPM	3.649%	5,000	397	0	397
HCP, Inc. 6.300% due 09/15/2016	(0.650)%	09/20/2016	MLP	3.498%	13,500	2,132	0	2,132
Historic TW, Inc. 9.125% due 01/15/2013	(1.450)%	03/20/2013	CSFB	1.386%	12,000	(35)	0	(35)
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.250% due 01/15/2014	(0.165)%	12/20/2013	BNP	3.913%	15,000	2,265	0	2,265
HSBC Finance Corp. 3-Month USD-LIBOR plus 0.430% due 06/01/2016	(0.220)%	06/20/2016	BEAR	3.637%	10,000	1,821	0	1,821
International Lease Finance Corp. 5.250% due 01/10/2013	(0.200)%	03/20/2013	GSC	8.828%	15,000	3,795	0	3,795
International Lease Finance Corp. 5.350% due 03/01/2012	(0.130)%	03/20/2012	MLP	9.967%	20,000	4,816	0	4,816
International Paper Co. 4.000% due 04/01/2010	(0.190)%	03/20/2010	MSC	1.138%	9,700	131	0	131
iStar Financial, Inc. 5.150% due 03/01/2012	(0.400)%	03/20/2012	BCLY	29.134%	10,000	4,536	0	4,536
iStar Financial, Inc. 5.950% due 10/15/2013	(0.600)%	12/20/2013	MSC	28.717%	10,000	5,033	0	5,033
JC Penney Corp., Inc. 8.000% due 03/01/2010	(0.270)%	03/20/2010	DUB	1.598%	17,500	331	0	331
John Deere Capital Corp. 5.650% due 07/25/2011	(0.140)%	09/20/2011	CSFB	0.934%	9,000	199	0	199
Johnson Controls, Inc. 5.500% due 01/15/2016	(0.500)%	03/20/2016	BEAR	1.535%	20,000	1,223	0	1,223
JSC Gazprom 8.625% due 04/28/2034	(2.170)%	08/20/2013	JPM	4.348%	35,000	2,896	0	2,896
Kaupthing Bank HF 5.750% due 10/04/2011	(0.550)%	12/20/2011	CSFB	14.176%	20,000	5,723	0	5,723
Kaupthing Bank HF 5.750% due 10/04/2011	(0.530)%	12/20/2011	DUB	14.176%	10,000	2,866	0	2,866
Kellogg Co. 6.600% due 04/01/2011	(0.420)%	06/20/2011	BNP	1.657%	10,500	(25)	0	(25)
Kerr-McGee Corp. 6.875% due 09/15/2011	(0.160)%	09/20/2011	RBS	0.369%	10,500	62	0	62
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.150)%	12/20/2011	BEAR	0.644%	10,000	149	0	149
Kraft Foods, Inc. 5.625% due 11/01/2011	(0.160)%	12/20/2011	BEAR	0.644%	10,000	146	0	146
Kraft Foods, Inc. 6.250% due 06/01/2012	(0.170)%	06/20/2012	BEAR	0.710%	10,400	194	0	194
Kroger Co. 5.500% due 02/01/2013	(0.530)%	03/20/2013	MSC	0.585%	5,000	11	0	11
Landsbanki Islands HF 3-Month USD-LIBOR plus 0.700% due 08/25/2009	(0.330)%	09/20/2009	RBS	15.174%	18,000	2,288	0	2,288
Landsbanki Islands HF 6.100% due 08/25/2011	(0.395)%	09/20/2011	RBS	12.951%	10,300	2,671	0	2,671
Lennar Corp. 5.950% due 10/17/2011	(0.785)%	12/20/2011	DUB	7.952%	9,000	1,545	0	1,545
Lexmark International, Inc. 5.900% due 06/01/2013	(1.190)%	06/20/2013	JPM	1.318%	15,880	80	0	80
Lexmark International, Inc. 6.650% due 06/01/2018	(1.400)%	06/20/2018	BOA	1.447%	13,000	40	0	40
Loews Corp. 5.250% due 03/15/2016	(0.280)%	03/20/2016	BEAR	0.608%	20,000	416	0	416
Loews Corp. 5.250% due 03/15/2016	(0.300)%	03/20/2016	BEAR	0.608%	9,800	192	0	192
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.190)%	09/20/2009	BOA	1.574%	5,000	66	0	66
Macy’s Retail Holdings, Inc. 4.800% due 07/15/2009	(0.160)%	09/20/2009	CSFB	1.574%	10,000	135	0	135
Marriott International, Inc. 4.625% due 06/15/2012	(0.260)%	06/20/2012	CITI	2.391%	15,000	1,061	0	1,061
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	(0.830)%	09/20/2015	BOA	0.699%	20,000	(160)	0	(160)
Masco Corp. 5.875% due 07/15/2012	(0.580)%	09/20/2012	MSC	2.663%	5,000	354	0	354
Masco Corp. 7.125% due 08/15/2013	(0.680)%	09/20/2013	MSC	2.748%	10,800	907	0	907
Mattel, Inc. 6.125% due 06/15/2011	(0.400)%	06/20/2011	JPM	0.558%	10,300	41	0	41
Maytag Corp. 5.000% due 05/15/2015	(0.460)%	06/20/2015	BEAR	0.600%	10,000	81	0	81
MDC Holdings, Inc. 7.000% due 12/01/2012	(1.350)%	12/20/2012	MLP	1.467%	10,500	43	0	43
Merrill Lynch & Co., Inc. 2.903% due 06/05/2012	(2.650)%	06/20/2012	CITI	4.548%	18,000	1,020	0	1,020

Merrill Lynch & Co., Inc. 3-Month USD-LIBOR plus 0.460% due 01/15/2015	(2.450)%	03/20/2015	CITI	4.001%	21,000	1,493	0	1,493
Miller Brewing Co. 5.500% due 08/15/2013	(1.250)%	09/20/2013	BCLY	1.198%	15,000	(40)	0	(40)
Morgan Stanley 3-Month USD-LIBOR plus 0.450% due 10/18/2016	(0.320)%	12/20/2016	RBS	8.756%	15,000	5,003	0	5,003
Morgan Stanley 3-Month USD-LIBOR plus 0.480% due 10/15/2015	(0.285)%	12/20/2015	BEAR	9.149%	10,000	3,259	0	3,259
Nabors Industries, Inc. 6.150% due 02/15/2018	(1.050)%	03/20/2018	CITI	1.272%	20,000	317	0	317
Nabors Industries, Inc. 6.150% due 02/15/2018	(0.900)%	03/20/2018	DUB	1.272%	15,000	402	0	402
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	(0.620)%	09/20/2011	DUB	1.798%	13,600	437	0	437
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(0.130)%	06/20/2010	CITI	0.472%	14,000	80	0	80
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	(1.350)%	06/20/2010	GSC	0.472%	10,000	(124)	0	(124)
NiSource Finance Corp. 6.150% due 03/01/2013	(0.540)%	03/20/2013	RBS	2.426%	12,400	902	0	902
Nordstrom, Inc. 6.250% due 01/15/2018	(1.530)%	03/20/2018	DUB	1.564%	12,925	20	0	20
Nordstrom, Inc. 6.250% due 01/15/2018	(1.400)%	03/20/2018	UBS	1.564%	8,000	89	0	89
Northrop Grumman Space & Mission Systems Corp. 6.250% due 01/15/2010	(0.110)%	03/20/2010	JPM	0.131%	5,000	1	0	1
Omnicom Group, Inc. 5.900% due 04/15/2016	(0.380)%	06/20/2016	MSC	0.716%	9,600	207	0	207
ONEOK Partners LP 6.150% due 10/01/2016	(0.660)%	12/20/2016	BEAR	1.489%	10,200	548	0	548
ORIX Corp. 5.480% due 11/22/2011	(0.280)%	12/20/2011	MLP	2.525%	20,000	1,299	0	1,299
Packaging Corp. of America 5.750% due 08/01/2013	(0.940)%	09/20/2013	CSFB	1.047%	10,000	45	0	45
PC Financial Partnership 5.000% due 11/15/2014	(1.600)%	12/20/2014	DUB	1.718%	10,000	56	0	56
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	06/20/2013	BCLY	0.776%	25,000	175	0	175
Plains All American Pipeline LP 5.625% due 12/15/2013	(0.550)%	12/20/2013	MSC	2.317%	10,000	779	0	779
PMI Group, Inc. 6.000% due 09/15/2016	(0.460)%	09/20/2016	BEAR	11.645%	9,500	3,927	0	3,927
PPL Energy Supply LLC 5.700% due 10/15/2015	(0.600)%	12/20/2015	MSC	2.761%	5,000	593	0	593
PPL Energy Supply LLC 6.300% due 07/15/2013	(1.450)%	09/20/2013	HSBC	2.696%	10,000	515	0	515
PPL Energy Supply LLC 6.400% due 11/01/2011	(0.435)%	12/20/2011	BOA	2.407%	15,000	858	0	858
PSEG Power LLC 5.500% due 12/01/2015	(0.520)%	12/20/2015	BCLY	2.506%	8,000	882	0	882
RadioShack Corp. 7.375% due 05/15/2011	(1.250)%	06/20/2011	BOA	1.511%	10,700	67	0	67
Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	(0.290)%	06/20/2012	MLP	0.610%	5,000	55	0	55
Rohm & Haas Co. 6.000% due 09/15/2017	(0.700)%	09/20/2017	BOA	0.374%	13,425	(332)	0	(332)
Ryder System, Inc. 5.950% due 05/02/2011	(0.270)%	06/20/2011	BEAR	1.152%	5,300	120	0	120
Ryder System, Inc. 7.200% due 09/01/2015	(1.490)%	09/20/2015	BOA	1.570%	10,000	42	0	42
Ryder System, Inc. 7.200% due 09/01/2015	(1.730)%	09/20/2015	BOA	1.570%	11,000	(106)	0	(106)
Ryder System, Inc. 7.200% due 09/01/2015	(1.700)%	09/20/2015	GSC	1.570%	7,000	(55)	0	(55)
Sealed Air Corp. 6.950% due 05/15/2009	(0.200)%	06/20/2009	BCLY	0.971%	10,500	58	0	58
Simon Property Group LP 4.600% due 06/15/2010	(0.180)%	06/20/2010	JPM	1.143%	8,000	128	0	128
Simon Property Group LP 5.600% due 09/01/2011	(0.220)%	09/20/2011	RBS	1.327%	5,100	157	0	157
SLM Corp. 5.375% due 05/15/2014	(3.000)%	06/20/2018	DUB	14.263%	10,000	3,600	0	3,600
SLM Corp. 8.450% due 06/15/2018	(3.000)%	06/20/2018	BOA	14.263%	2,000	720	0	720
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	BOA	14.263%	10,000	3,535	0	3,535
SLM Corp. 8.450% due 06/15/2018	(3.250)%	06/20/2018	DUB	14.263%	10,000	3,519	0	3,519
SLM Corp. 8.450% due 06/15/2018	(3.200)%	06/20/2018	RBS	14.263%	8,000	2,828	0	2,828
Sprint Capital Corp. 8.375% due 03/15/2012	(3.630)%	03/20/2012	BCLY	3.799%	11,000	41	0	41
Tesco PLC 5.500% due 11/15/2017	(0.750)%	12/20/2017	CITI	0.740%	12,000	(15)	0	(15)
Time Warner, Inc. 5.875% due 11/15/2016	(0.700)%	12/20/2016	RBS	1.440%	12,000	573	0	573
Toll Brothers Finance Corp. 5.950% due 09/15/2013	(1.390)%	09/20/2013	MSC	2.412%	9,800	405	0	405
Viacom, Inc. 5.750% due 04/30/2011	(0.640)%	06/20/2011	MSC	1.250%	5,200	80	0	80
Viacom, Inc. 5.750% due 04/30/2011	(0.470)%	06/20/2011	UBS	1.250%	10,000	199	323	(124)
Wachovia Corp. 5.300% due 10/15/2011	(2.470)%	12/20/2011	CITI	4.098%	31,000	1,356	0	1,356
Wachovia Corp. 5.500% due 05/01/2013	(2.910)%	06/20/2013	CITI	3.610%	30,279	694	0	694
Wachovia Corp. 5.700% due 08/01/2013	(2.310)%	09/20/2013	CITI	3.556%	18,000	864	0	864
Wachovia Corp. 5.750% due 02/01/2018	(2.610)%	03/20/2018	CITI	3.126%	10,000	313	0	313
Wachovia Corp. 5.750% due 06/15/2017	(2.380)%	06/20/2017	CITI	3.168%	22,000	1,005	0	1,005
WellPoint, Inc. 5.000% due 01/15/2011	(0.165)%	03/20/2011	RBS	1.356%	11,000	304	0	304
WellPoint, Inc. 6.800% due 08/01/2012	(1.560)%	03/20/2012	BCLY	1.427%	10,800	(52)	0	(52)
Wells Fargo Bank N.A. 4.750% due 02/09/2015	(0.140)%	03/20/2015	GSC	2.150%	10,000	1,074	0	1,074
Whirlpool Corp. 6.125% due 06/15/2011	(0.360)%	06/20/2011	JPM	0.803%	12,500	142	0	142
Wyeth 5.500% due 03/15/2013	(0.150)%	03/20/2013	MSC	0.306%	10,000	64	0	64
Xerox Corp. 9.750% due 01/15/2009	(0.120)%	01/20/2009	MLP	1.298%	10,500	35	0	35
XL Capital Finance Europe PLC 6.500% due 01/15/2012	(0.310)%	03/20/2012	BCLY	4.029%	10,600	1,130	0	1,130
Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	(0.290)%	12/20/2011	JPM	2.150%	11,250	612	0	612

						$164,882	$1,187	$163,695

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2008(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 0.000% convertible until 11/09/2031	0.195%	03/20/2010	BOA	16.253%	$50,000	$(9,939)	$0	$(9,939)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	BCLY	14.972%	3,700	(1,264)	0	(1,264)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	BCLY	14.972%	10,100	(3,448)	0	(3,448)
American International Group, Inc. 6.250% due 05/01/2036	1.815%	03/20/2013	BCLY	14.972%	25,000	(8,532)	0	(8,532)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	BCLY	14.711%	25,000	(9,093)	0	(9,093)
American International Group, Inc. 6.250% due 05/01/2036	2.050%	03/20/2013	BOA	14.972%	20,000	(6,702)	0	(6,702)
American International Group, Inc. 6.250% due 05/01/2036	2.150%	03/20/2013	CITI	14.972%	9,600	(3,192)	0	(3,192)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	CSFB	14.972%	10,000	(3,419)	0	(3,419)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	CSFB	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.810%	03/20/2013	CSFB	14.972%	10,000	(3,414)	0	(3,414)
American International Group, Inc. 6.250% due 05/01/2036	2.030%	03/20/2013	CSFB	14.972%	10,000	(3,335)	0	(3,335)
American International Group, Inc. 6.250% due 05/01/2036	2.270%	03/20/2013	CSFB	14.972%	15,000	(4,940)	0	(4,940)
American International Group, Inc. 6.250% due 05/01/2036	1.730%	03/20/2013	DUB	14.972%	2,700	(927)	0	(927)
American International Group, Inc. 6.250% due 05/01/2036	1.780%	03/20/2013	DUB	14.972%	10,000	(3,422)	0	(3,422)
American International Group, Inc. 6.250% due 05/01/2036	1.790%	03/20/2013	DUB	14.972%	17,700	(6,052)	0	(6,052)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	DUB	14.972%	5,000	(1,708)	0	(1,708)
American International Group, Inc. 6.250% due 05/01/2036	1.820%	03/20/2013	DUB	14.972%	1,300	(435)	0	(435)
American International Group, Inc. 6.250% due 05/01/2036	2.020%	03/20/2013	DUB	14.972%	10,000	(3,359)	0	(3,359)
American International Group, Inc. 6.250% due 05/01/2036	1.900%	06/20/2009	DUB	14.685%	25,000	(2,128)	0	(2,128)
American International Group, Inc. 6.250% due 05/01/2036	1.120%	06/20/2013	DUB	14.711%	15,000	(5,460)	0	(5,460)
American International Group, Inc. 6.250% due 05/01/2036	1.130%	06/20/2013	DUB	14.711%	50,000	(18,186)	0	(18,186)
American International Group, Inc. 6.250% due 05/01/2036	1.510%	06/20/2013	DUB	14.711%	20,000	(7,069)	0	(7,069)
American International Group, Inc. 6.250% due 05/01/2036	1.530%	06/20/2013	DUB	14.711%	40,900	(14,433)	0	(14,433)
American International Group, Inc. 6.250% due 05/01/2036	1.630%	06/20/2013	DUB	14.711%	25,000	(8,755)	0	(8,755)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	06/20/2013	DUB	14.711%	25,000	(8,640)	0	(8,640)
American International Group, Inc. 6.250% due 05/01/2036	1.800%	03/20/2013	GSC	14.972%	10,000	(3,417)	0	(3,417)
American International Group, Inc. 6.250% due 05/01/2036	1.150%	06/20/2013	GSC	14.711%	10,000	(3,632)	0	(3,632)
American International Group, Inc. 6.250% due 05/01/2036	1.650%	06/20/2013	GSC	14.711%	25,000	(8,741)	0	(8,741)
American International Group, Inc. 6.250% due 05/01/2036	2.250%	03/20/2013	UBS	14.972%	20,000	(6,597)	0	(6,597)
Bank of America Corp. 6.250% due 04/15/2012	0.850%	03/20/2013	BNP	1.543%	25,000	(680)	0	(680)
Bank of America Corp. 6.250% due 04/15/2012	0.970%	03/20/2013	BNP	1.543%	10,000	(224)	0	(224)
Bank of America Corp. 6.250% due 04/15/2012	0.920%	03/20/2013	CITI	1.543%	10,000	(244)	0	(244)
Bank of America Corp. 6.250% due 04/15/2012	0.925%	03/20/2013	MSC	1.543%	20,000	(484)	0	(484)
Bank of America Corp. 6.250% due 04/15/2012	0.950%	03/20/2013	RBS	1.543%	10,000	(232)	0	(232)
Bank of America Corp. 6.250% due 04/15/2012	0.980%	03/20/2013	UBS	1.543%	10,000	(220)	0	(220)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	0.740%	09/20/2012	RBS	1.357%	10,000	(219)	0	(219)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	1.012%	09/20/2013	BCLY	1.418%	20,000	(348)	0	(348)
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	BCLY	1.398%	15,000	(163)	0	(163)
Brazilian Government International Bond 12.250% due 03/06/2030	1.620%	03/20/2013	BCLY	1.630%	20,900	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	2.090%	05/20/2016	CSFB	2.061%	10,000	96	0	96
Brazilian Government International Bond 12.250% due 03/06/2030	0.980%	01/20/2012	DUB	1.398%	7,500	(82)	0	(82)
Brazilian Government International Bond 12.250% due 03/06/2030	1.950%	04/20/2016	MLP	2.054%	300	1	0	1
Brazilian Government International Bond 12.250% due 03/06/2030	1.710%	05/20/2013	MLP	1.662%	15,000	126	0	126
Brazilian Government International Bond 12.250% due 03/06/2030	1.520%	01/20/2017	MSC	2.124%	6,000	(218)	0	(218)
Brazilian Government International Bond 12.250% due 03/06/2030	1.660%	03/20/2013	MSC	1.630%	47,000	79	0	79
Brazilian Government International Bond 12.250% due 03/06/2030	1.140%	11/20/2011	MSC	1.359%	50,000	(110)	0	(110)
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	0.610%	03/20/2018	GSC	0.948%	25,000	(549)	0	(549)
Chrysler Financial 9.360% due 08/03/2012	5.050%	09/20/2012	DUB	20.000%	6,000	(1,190)	0	(1,190)
CIT Group, Inc. 7.750% due 04/02/2012	7.600%	03/20/2010	BNP	27.566%	10,000	(2,024)	0	(2,024)
CIT Group, Inc. 7.750% due 04/02/2012	7.650%	03/20/2009	DUB	26.581%	10,000	(774)	0	(774)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2010	DUB	27.566%	15,000	(3,044)	0	(3,044)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	JPM	27.566%	25,000	(5,139)	0	(5,139)

CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	JPM	27.566%	10,000	(2,050)	0	(2,050)
CIT Group, Inc. 7.750% due 04/02/2012	7.550%	03/20/2009	RBS	26.581%	25,000	(1,947)	0	(1,947)
CIT Group, Inc. 7.750% due 04/02/2012	7.300%	03/20/2010	RBS	27.566%	25,000	(5,139)	0	(5,139)
CIT Group, Inc. 7.750% due 04/02/2012	7.350%	03/20/2010	RBS	27.566%	15,000	(3,075)	0	(3,075)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	BOA	2.813%	20,000	(1,491)	0	(1,491)
Citigroup, Inc. 6.500% due 01/18/2011	0.820%	03/20/2013	DUB	2.813%	10,000	(742)	0	(742)
Citigroup, Inc. 6.500% due 01/18/2011	0.530%	09/20/2012	JPM	2.780%	359,600	(27,316)	0	(27,316)
Citigroup, Inc. 6.500% due 01/18/2011	0.810%	03/20/2013	UBS	2.813%	20,000	(1,491)	0	(1,491)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.300%	06/20/2009	BCLY	4.727%	5,000	27	0	27
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.100%	06/20/2010	BCLY	4.382%	18,000	(59)	0	(59)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	BCLY	3.995%	15,000	83	0	83
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.725%	06/20/2009	CSFB	4.727%	20,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	4.800%	06/20/2009	CSFB	4.727%	5,000	76	0	76
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.150%	12/20/2008	DUB	3.995%	25,000	164	0	164
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	8.750%	06/20/2009	GSC	4.727%	10,000	307	0	307
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	2.900%	06/20/2013	GSC	3.462%	25,000	(506)	0	(506)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.750%	12/20/2008	JPM	3.995%	5,000	28	0	28
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	9.500%	06/20/2009	MLP	4.727%	10,000	361	0	361
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.450%	06/20/2009	RBS	4.727%	5,000	33	0	33
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.700%	06/20/2009	RBS	4.727%	3,000	25	0	25
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	6.000%	06/20/2009	RBS	4.727%	25,000	264	0	264
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	5.150%	06/20/2010	RBS	4.382%	3,000	41	0	41
Deutsche Bank AG 5.500% due 05/18/2011	0.550%	12/20/2008	RBS	1.543%	31,200	(66)	0	(66)
Fannie Mae 5.500% due 06/09/2033	0.570%	03/20/2013	BNP	Defaulted	50,000	(1,743)	0	(1,743)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	DUB	Defaulted	8,400	(292)	0	(292)
Fannie Mae 5.500% due 06/09/2033	0.520%	03/20/2013	RBS	Defaulted	75,000	(2,615)	0	(2,615)
Fannie Mae 5.500% due 06/09/2033	0.730%	03/20/2013	RBS	Defaulted	15,000	(522)	0	(522)
Fannie Mae 5.500% due 06/09/2033	0.810%	03/20/2013	RBS	Defaulted	50,000	(1,740)	0	(1,740)
Florida State Board of Education General Obligation Notes, Series 2005 5.000% due 06/01/2018	0.470%	03/20/2018	CITI	0.774%	10,000	(206)	0	(206)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	09/20/2012	BCLY	28.870%	10,000	(4,240)	0	(4,240)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	BCLY	28.870%	4,100	(1,620)	0	(1,620)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.450%	06/20/2011	BNP	28.192%	10,000	(3,554)	0	(3,554)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.800%	09/20/2012	CITI	28.870%	10,000	(3,952)	0	(3,952)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.760%	06/20/2011	DUB	28.192%	10,000	(3,507)	0	(3,507)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.770%	06/20/2011	DUB	28.192%	10,000	(3,506)	0	(3,506)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.830%	06/20/2011	DUB	28.192%	10,000	(3,496)	0	(3,496)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.920%	06/20/2011	DUB	28.192%	10,000	(3,483)	0	(3,483)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.020%	06/20/2011	DUB	28.192%	10,000	(3,467)	0	(3,467)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.620%	09/20/2011	DUB	28.157%	25,000	(9,150)	0	(9,150)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	DUB	28.870%	10,000	(4,292)	0	(4,292)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.650%	09/20/2012	DUB	28.870%	3,500	(1,392)	0	(1,392)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	DUB	28.870%	10,000	(3,960)	0	(3,960)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.850%	09/20/2012	DUB	28.870%	10,000	(3,943)	0	(3,943)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.050%	06/20/2011	GSC	28.192%	10,000	(3,463)	0	(3,463)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	3.850%	09/20/2012	GSC	28.870%	5,800	(2,490)	0	(2,490)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.700%	09/20/2012	GSC	28.870%	10,000	(3,969)	0	(3,969)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.150%	06/20/2010	JPM	28.031%	10,000	(2,817)	0	(2,817)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.600%	06/20/2011	JPM	28.192%	15,000	(5,297)	0	(5,297)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.320%	06/20/2011	JPM	28.192%	10,000	(3,421)	0	(3,421)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	JPM	28.870%	10,000	(3,983)	0	(3,983)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.750%	09/20/2012	JPM	28.870%	8,000	(3,168)	0	(3,168)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.620%	09/20/2012	MLP	28.870%	5,100	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	MSC	28.234%	10,000	(3,362)	0	(3,362)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.500%	06/20/2011	MSC	28.192%	20,000	(7,094)	0	(7,094)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.750%	03/20/2011	UBS	28.234%	5,000	(1,681)	0	(1,681)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.470%	06/20/2011	UBS	28.192%	25,000	(8,879)	0	(8,879)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	4.800%	06/20/2011	UBS	28.192%	25,000	(8,752)	0	(8,752)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	5.350%	12/20/2010	UBS	28.285%	10,000	(3,113)	0	(3,113)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	CITI	24.348%	25,000	(3,023)	(1,142)	(1,881)

Ford Motor Credit Co. LLC 7.250% due 10/25/2011	7.250%	03/20/2009	DUB	22.138%	6,900	(427)	0	(427)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.850%	09/20/2012	GSC	28.870%	12,800	(5,047)	0	(5,047)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	5.000%	06/20/2009	MLP	24.348%	3,200	(387)	(144)	(243)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	6.400%	06/20/2009	MLP	24.348%	3,400	(380)	0	(380)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	BCLY	7.398%	30,800	(869)	0	(869)
General Electric Capital Corp. 6.000% due 06/15/2012	0.620%	03/20/2011	BCLY	6.571%	32,500	(3,926)	0	(3,926)
General Electric Capital Corp. 6.000% due 06/15/2012	0.910%	03/20/2013	BCLY	6.113%	50,000	(8,278)	0	(8,278)
General Electric Capital Corp. 6.000% due 06/15/2012	1.580%	03/20/2013	BCLY	6.113%	25,000	(3,600)	0	(3,600)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	06/20/2010	BCLY	6.824%	6,500	(589)	0	(589)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	06/20/2010	BCLY	6.824%	17,500	(1,564)	0	(1,564)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	BCLY	6.056%	40,000	(6,309)	0	(6,309)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	09/20/2010	BCLY	6.710%	52,100	(4,979)	0	(4,979)
General Electric Capital Corp. 6.000% due 06/15/2012	0.935%	12/20/2010	BCLY	6.632%	7,200	(762)	0	(762)
General Electric Capital Corp. 6.000% due 06/15/2012	0.640%	12/20/2012	BCLY	6.175%	33,800	(5,723)	0	(5,723)
General Electric Capital Corp. 6.000% due 06/15/2012	0.700%	03/20/2009	BNP	7.398%	13,600	(410)	0	(410)
General Electric Capital Corp. 6.000% due 06/15/2012	1.200%	03/20/2009	BNP	7.398%	25,000	(694)	0	(694)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2011	BNP	6.520%	10,000	(1,254)	0	(1,254)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	BNP	7.165%	1,300	(87)	0	(87)
General Electric Capital Corp. 6.000% due 06/15/2012	0.940%	12/20/2010	BNP	6.632%	22,800	(2,411)	0	(2,411)
General Electric Capital Corp. 6.000% due 06/15/2012	0.770%	03/20/2009	BOA	7.398%	10,000	(298)	0	(298)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	03/20/2009	BOA	7.398%	13,600	(397)	0	(397)
General Electric Capital Corp. 6.000% due 06/15/2012	0.193%	03/20/2010	BOA	6.975%	50,000	(4,431)	0	(4,431)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	BOA	6.824%	25,000	(2,253)	0	(2,253)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	03/20/2009	CITI	7.398%	116,600	(3,487)	0	(3,487)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	03/20/2009	CITI	7.398%	27,100	(804)	0	(804)
General Electric Capital Corp. 6.000% due 06/15/2012	1.050%	03/20/2010	CITI	6.975%	5,400	(417)	0	(417)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2010	CITI	6.975%	14,800	(1,132)	0	(1,132)
General Electric Capital Corp. 6.000% due 06/15/2012	1.150%	03/20/2010	CITI	6.975%	9,000	(683)	0	(683)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2010	CITI	6.824%	26,400	(2,258)	0	(2,258)
General Electric Capital Corp. 6.000% due 06/15/2012	1.120%	12/20/2010	CITI	6.632%	8,600	(880)	0	(880)
General Electric Capital Corp. 6.000% due 06/15/2012	0.850%	03/20/2009	DUB	7.398%	65,000	(1,913)	0	(1,913)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	03/20/2009	DUB	7.398%	14,500	(409)	0	(409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	DUB	7.405%	50,000	(2,273)	0	(2,273)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	DUB	6.824%	20,200	(1,820)	0	(1,820)
General Electric Capital Corp. 6.000% due 06/15/2012	1.020%	06/20/2010	DUB	6.824%	26,400	(2,290)	0	(2,290)
General Electric Capital Corp. 6.000% due 06/15/2012	1.070%	09/20/2010	DUB	6.710%	21,900	(2,074)	0	(2,074)
General Electric Capital Corp. 6.000% due 06/15/2012	1.500%	09/20/2011	DUB	6.478%	900	(105)	0	(105)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	12/20/2010	DUB	6.632%	10,400	(1,098)	0	(1,098)
General Electric Capital Corp. 6.000% due 06/15/2012	0.750%	06/20/2009	GSC	7.405%	75,000	(3,409)	0	(3,409)
General Electric Capital Corp. 6.000% due 06/15/2012	0.960%	06/20/2011	GSC	6.520%	14,000	(1,706)	0	(1,706)
General Electric Capital Corp. 6.000% due 06/15/2012	1.280%	06/20/2013	GSC	6.056%	10,000	(1,577)	0	(1,577)
General Electric Capital Corp. 6.000% due 06/15/2012	0.900%	12/20/2010	GSC	6.632%	6,400	(682)	0	(682)
General Electric Capital Corp. 6.000% due 06/15/2012	0.280%	03/20/2016	JPM	5.949%	10,000	(2,483)	0	(2,483)
General Electric Capital Corp. 6.000% due 06/15/2012	0.800%	06/20/2010	MLP	6.824%	15,000	(1,352)	0	(1,352)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	12/20/2009	MLP	7.165%	23,000	(1,539)	0	(1,539)
General Electric Capital Corp. 6.000% due 06/15/2012	0.950%	01/20/2009	MSC	7.386%	66,400	(1,270)	0	(1,270)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	06/20/2009	RBS	7.405%	19,760	(849)	0	(849)
General Electric Capital Corp. 6.000% due 06/15/2012	1.100%	09/20/2009	RBS	7.410%	200	(11)	0	(11)
General Electric Capital Corp. 6.000% due 06/15/2012	1.000%	06/20/2009	UBS	7.405%	10,000	(437)	0	(437)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BCLY	36.081%	5,000	(2,648)	(962)	(1,686)
General Motors Corp. 7.125% due 07/15/2013	4.850%	12/20/2012	BCLY	37.109%	18,200	(9,649)	0	(9,649)
General Motors Corp. 7.125% due 07/15/2013	5.070%	12/20/2012	BCLY	37.109%	10,000	(5,265)	0	(5,265)
General Motors Corp. 7.125% due 07/15/2013	4.800%	12/20/2012	BNP	37.109%	7,200	(3,823)	0	(3,823)
General Motors Corp. 7.125% due 07/15/2013	7.750%	03/20/2013	BOA	36.581%	10,000	(4,817)	0	(4,817)
General Motors Corp. 7.125% due 07/15/2013	7.880%	03/20/2013	BOA	36.581%	10,000	(4,795)	0	(4,795)
General Motors Corp. 7.125% due 07/15/2013	8.220%	03/20/2013	BOA	36.581%	25,000	(11,843)	0	(11,843)
General Motors Corp. 7.125% due 07/15/2013	8.850%	03/20/2013	BOA	36.581%	25,000	(11,574)	0	(11,574)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	BOA	36.081%	20,200	(10,699)	(3,737)	(6,962)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	BOA	37.109%	30,300	(16,241)	0	(16,241)

General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	BOA	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	BOA	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	5.550%	12/20/2012	BOA	37.109%	15,000	(7,776)	0	(7,776)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	BOA	37.109%	10,000	(5,033)	0	(5,033)
General Motors Corp. 7.125% due 07/15/2013	8.300%	03/20/2013	CITI	36.581%	10,000	(4,724)	0	(4,724)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	CITI	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	CITI	36.081%	40,000	(21,186)	(7,450)	(13,736)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	CITI	37.109%	6,400	(3,420)	0	(3,420)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	CITI	37.109%	7,700	(4,111)	0	(4,111)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	CITI	37.109%	15,000	(7,927)	0	(7,927)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	CITI	37.109%	10,000	(5,235)	0	(5,235)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	CITI	37.109%	10,000	(5,201)	0	(5,201)
General Motors Corp. 7.125% due 07/15/2013	5.900%	12/20/2012	CITI	37.109%	25,000	(12,814)	0	(12,814)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	CSFB	36.581%	5,000	(2,643)	(1,050)	(1,593)
General Motors Corp. 7.125% due 07/15/2013	5.000%	03/20/2013	DUB	36.581%	30,000	(15,860)	(6,375)	(9,485)
General Motors Corp. 7.125% due 07/15/2013	8.450%	03/20/2013	DUB	36.581%	25,000	(11,745)	0	(11,745)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	DUB	36.581%	10,000	(4,587)	0	(4,587)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	DUB	36.081%	36,700	(19,438)	(6,348)	(13,090)
General Motors Corp. 7.125% due 07/15/2013	4.500%	12/20/2012	DUB	37.109%	6,400	(3,430)	0	(3,430)
General Motors Corp. 7.125% due 07/15/2013	4.600%	12/20/2012	DUB	37.109%	14,600	(7,801)	0	(7,801)
General Motors Corp. 7.125% due 07/15/2013	5.010%	12/20/2012	DUB	37.109%	10,000	(5,275)	0	(5,275)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	DUB	37.109%	15,000	(7,877)	0	(7,877)
General Motors Corp. 7.125% due 07/15/2013	5.450%	12/20/2012	DUB	37.109%	25,000	(13,002)	0	(13,002)
General Motors Corp. 7.125% due 07/15/2013	5.500%	12/20/2012	DUB	37.109%	10,000	(5,193)	0	(5,193)
General Motors Corp. 7.125% due 07/15/2013	6.550%	12/20/2012	DUB	37.109%	15,000	(7,525)	0	(7,525)
General Motors Corp. 7.125% due 07/15/2013	6.660%	12/20/2012	DUB	37.109%	10,000	(4,998)	0	(4,998)
General Motors Corp. 7.125% due 07/15/2013	7.700%	03/20/2013	GSC	36.581%	30,000	(14,478)	0	(14,478)
General Motors Corp. 7.125% due 07/15/2013	7.920%	03/20/2013	GSC	36.581%	10,000	(4,788)	0	(4,788)
General Motors Corp. 7.125% due 07/15/2013	9.100%	03/20/2013	GSC	36.581%	4,900	(2,248)	0	(2,248)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	GSC	36.081%	35,000	(18,537)	(6,406)	(12,131)
General Motors Corp. 7.125% due 07/15/2013	4.860%	12/20/2012	GSC	37.109%	15,000	(7,950)	0	(7,950)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	GSC	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	GSC	37.109%	4,400	(2,311)	0	(2,311)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	GSC	37.109%	20,000	(10,469)	0	(10,469)
General Motors Corp. 7.125% due 07/15/2013	6.450%	12/20/2012	GSC	37.109%	5,000	(2,517)	0	(2,517)
General Motors Corp. 7.125% due 07/15/2013	6.820%	12/20/2012	GSC	37.109%	25,000	(12,429)	0	(12,429)
General Motors Corp. 7.125% due 07/15/2013	4.550%	12/20/2012	JPM	37.109%	7,000	(3,746)	0	(3,746)
General Motors Corp. 7.125% due 07/15/2013	5.150%	12/20/2012	JPM	37.109%	10,000	(5,251)	0	(5,251)
General Motors Corp. 7.125% due 07/15/2013	5.000%	09/20/2013	MLP	35.617%	3,300	(1,752)	(1,238)	(514)
General Motors Corp. 7.125% due 07/15/2013	4.880%	12/20/2012	MLP	37.109%	14,100	(7,468)	0	(7,468)
General Motors Corp. 7.125% due 07/15/2013	6.650%	12/20/2012	MLP	37.109%	9,400	(4,700)	0	(4,700)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	MSC	36.081%	5,000	(2,648)	(912)	(1,736)
General Motors Corp. 7.125% due 07/15/2013	4.630%	12/20/2012	MSC	37.109%	7,600	(4,057)	0	(4,057)
General Motors Corp. 7.125% due 07/15/2013	8.000%	03/20/2013	RBS	36.581%	10,000	(4,775)	0	(4,775)
General Motors Corp. 7.125% due 07/15/2013	5.000%	06/20/2013	RBS	36.081%	5,000	(2,648)	(850)	(1,798)
General Motors Corp. 7.125% due 07/15/2013	5.000%	12/20/2012	RBS	37.109%	10,000	(5,276)	0	(5,276)
General Motors Corp. 7.125% due 07/15/2013	4.900%	12/20/2012	UBS	37.109%	34,900	(18,473)	0	(18,473)
General Motors Corp. 7.125% due 07/15/2013	4.950%	12/20/2012	UBS	37.109%	10,000	(5,285)	0	(5,285)
General Motors Corp. 7.125% due 07/15/2013	5.250%	12/20/2012	UBS	37.109%	10,000	(5,235)	0	(5,235)
GMAC LLC 6.875% due 08/28/2012	5.000%	03/20/2009	CITI	88.715%	7,700	(2,255)	(1,001)	(1,254)
GMAC LLC 6.875% due 08/28/2012	4.000%	09/20/2012	DUB	48.784%	10,000	(5,221)	0	(5,221)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	GSC	79.633%	50,000	(21,336)	0	(21,336)
GMAC LLC 6.875% due 08/28/2012	3.950%	09/20/2009	GSC	79.633%	25,000	(10,616)	0	(10,616)
GMAC LLC 6.875% due 08/28/2012	8.700%	03/20/2009	JPM	88.715%	10,000	(2,789)	0	(2,789)
GMAC LLC 6.875% due 08/28/2012	3.750%	09/20/2012	JPM	48.784%	12,000	(6,301)	0	(6,301)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MLP	88.109%	7,800	(3,050)	(488)	(2,562)
GMAC LLC 6.875% due 08/28/2012	5.000%	06/20/2009	MSC	88.109%	2,500	(978)	(244)	(734)
GMAC LLC 6.875% due 08/28/2012	3.600%	09/20/2009	UBS	79.633%	25,000	(10,668)	0	(10,668)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.920%	09/20/2012	BCLY	4.610%	5,000	(583)	0	(583)

Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.830%	09/20/2012	BNP	4.610%	7,000	(836)	0	(836)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.800%	09/20/2012	JPM	4.610%	20,000	(2,409)	0	(2,409)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.850%	09/20/2012	MSC	4.610%	25,000	(2,971)	0	(2,971)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.580%	09/20/2012	RBS	4.610%	10,000	(1,275)	0	(1,275)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	0.900%	09/20/2012	UBS	4.610%	5,000	(586)	0	(586)
HSBC Finance Corp. 7.000% due 05/15/2012	1.800%	03/20/2010	RBS	4.638%	16,700	(641)	0	(641)
Indonesia Government International Bond 6.750% due 03/10/2014	0.370%	03/20/2009	BCLY	1.074%	4,440	(14)	0	(14)
Indonesia Government International Bond 6.750% due 03/10/2014	0.420%	12/20/2008	DUB	1.074%	17,000	(23)	0	(23)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	03/20/2009	MSC	1.074%	14,300	(40)	0	(40)
Indonesia Government International Bond 6.750% due 03/10/2014	1.085%	03/20/2012	RBS	3.177%	24,270	(1,574)	0	(1,574)
Indonesia Government International Bond 6.750% due 03/10/2014	0.450%	06/20/2009	RBS	1.075%	32,000	(140)	0	(140)
Indonesia Government International Bond 6.750% due 03/10/2014	0.390%	12/20/2008	RBS	1.074%	33,000	(48)	0	(48)
Indonesia Government International Bond 6.750% due 03/10/2014	1.310%	12/20/2011	RBS	3.088%	44,300	(2,284)	0	(2,284)
Indonesia Government International Bond 6.750% due 03/10/2014	1.330%	12/20/2011	RBS	3.088%	50,000	(2,549)	0	(2,549)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.880%	03/20/2013	BNP	1.370%	10,000	(193)	0	(193)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BNP	1.370%	15,000	(259)	0	(259)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.930%	03/20/2013	BOA	1.370%	10,000	(173)	0	(173)
JPMorgan Chase & Co. 4.750% due 03/01/2015	1.850%	03/20/2013	DUB	1.370%	25,000	491	0	491
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.860%	03/20/2013	MSC	1.370%	19,000	(382)	0	(382)
JPMorgan Chase & Co. 4.750% due 03/01/2015	0.870%	03/20/2013	RBS	1.370%	10,000	(197)	0	(197)
JSC Gazprom 7.800% due 09/27/2010	0.970%	10/20/2012	JPM	4.248%	45,400	(4,921)	0	(4,921)
JSC Gazprom 7.800% due 09/27/2010	1.020%	10/20/2012	JPM	4.248%	45,400	(4,833)	0	(4,833)
JSC Gazprom 8.625% due 04/28/2034	1.000%	11/20/2008	CSFB	3.459%	34,600	10	0	10
JSC Gazprom 8.625% due 04/28/2034	2.170%	02/20/2013	JPM	4.293%	58,600	(4,422)	0	(4,422)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	JPM	4.293%	49,900	(3,747)	0	(3,747)
JSC Gazprom 8.625% due 04/28/2034	1.150%	07/20/2009	JPM	3.585%	25,000	(403)	0	(403)
JSC Gazprom 8.625% due 04/28/2034	1.550%	09/20/2009	JPM	3.615%	50,000	(930)	0	(930)
JSC Gazprom 8.625% due 04/28/2034	1.050%	02/20/2009	MSC	3.501%	15,700	(127)	0	(127)
JSC Gazprom 8.625% due 04/28/2034	2.180%	02/20/2013	MSC	4.293%	29,600	(2,222)	0	(2,222)
JSC Gazprom 8.625% due 04/28/2034	0.950%	11/20/2008	MSC	3.459%	14,700	(32)	0	(32)
JSC Gazprom 8.625% due 04/28/2034	0.870%	11/20/2011	MSC	4.115%	50,000	(4,347)	0	(4,347)
JSC Gazprom 9.625% due 03/01/2013	0.360%	05/20/2009	HSBC	3.689%	18,000	(349)	0	(349)
JSC Gazprom 9.625% due 03/01/2013	0.970%	11/20/2008	HSBC	3.600%	23,800	(2)	0	(2)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.190%	09/20/2009	BCLY	Defaulted	29,200	(24,674)	0	(24,674)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	8.250%	09/20/2009	CITI	Defaulted	12,000	(10,115)	0	(10,115)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	1.000%	09/20/2012	MLP	Defaulted	10,000	(8,448)	0	(8,448)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.300%	09/20/2009	RBS	Defaulted	56,200	(47,489)	0	(47,489)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	0.700%	09/20/2012	RBS	Defaulted	10,000	(8,448)	0	(8,448)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.920%	09/20/2012	BCLY	4.464%	5,000	(564)	0	(564)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.880%	09/20/2012	CSFB	4.464%	5,000	(570)	0	(570)
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	0.590%	09/20/2012	RBS	4.464%	10,000	(1,234)	0	(1,234)
Mexico Government International Bond 7.500% due 04/08/2033	0.220%	03/20/2009	CSFB	0.043%	2,200	2	0	2
Mexico Government International Bond 7.500% due 04/08/2033	0.180%	05/20/2009	HSBC	0.058%	15,000	22	0	22
Mexico Government International Bond 7.500% due 04/08/2033	0.920%	03/20/2016	JPM	1.668%	6,950	(316)	0	(316)
Morgan Stanley 6.600% due 04/01/2012	2.100%	06/20/2009	BCLY	24.241%	25,000	(3,457)	0	(3,457)
Morgan Stanley 6.600% due 04/01/2012	0.920%	09/20/2012	BCLY	10.551%	5,000	(1,182)	0	(1,182)
Morgan Stanley 6.600% due 04/01/2012	2.150%	06/20/2009	DUB	24.241%	21,200	(2,925)	0	(2,925)
Morgan Stanley 6.600% due 04/01/2012	1.863%	06/20/2010	DUB	17.354%	40,000	(7,819)	0	(7,819)
Morgan Stanley 6.600% due 04/01/2012	0.900%	09/20/2012	GSC	10.551%	5,000	(1,185)	0	(1,185)
Morgan Stanley 6.600% due 04/01/2012	1.850%	06/20/2010	RBS	17.354%	6,100	(1,193)	0	(1,193)
Morgan Stanley 6.600% due 04/01/2012	0.590%	09/20/2012	RBS	10.551%	10,000	(2,446)	0	(2,446)
Panama Government International Bond 8.875% due 09/30/2027	0.260%	12/20/2008	BCLY	0.829%	12,000	(7)	0	(7)
Panama Government International Bond 8.875% due 09/30/2027	1.230%	02/20/2017	BEAR	2.393%	10,000	(738)	0	(738)
Panama Government International Bond 8.875% due 09/30/2027	0.300%	02/20/2009	CSFB	0.844%	500	(1)	0	(1)
Panama Government International Bond 8.875% due 09/30/2027	1.200%	02/20/2017	CSFB	2.393%	14,400	(1,091)	0	(1,091)
Panama Government International Bond 8.875% due 09/30/2027	0.270%	03/20/2009	CSFB	0.848%	8,600	(23)	0	(23)
Panama Government International Bond 8.875% due 09/30/2027	1.170%	04/20/2017	DUB	2.407%	20,000	(1,513)	0	(1,513)
Panama Government International Bond 8.875% due 09/30/2027	0.250%	12/20/2008	DUB	0.829%	9,800	(6)	0	(6)
Panama Government International Bond 8.875% due 09/30/2027	0.760%	01/20/2012	HSBC	1.710%	4,600	(127)	0	(127)

Panama Government International Bond 8.875% due 09/30/2027	0.730%	01/20/2012	JPM	1.710%	12,600	(359)	0	(359)
Panama Government International Bond 8.875% due 09/30/2027	1.250%	01/20/2017	JPM	2.386%	2,800	(197)	0	(197)
Panama Government International Bond 8.875% due 09/30/2027	0.750%	01/20/2012	MSC	1.710%	44,400	(1,237)	0	(1,237)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.290%	12/20/2008	BCLY	0.180%	29,000	31	0	31
Pemex Project Funding Master Trust 9.500% due 09/15/2027	0.250%	05/20/2009	HSBC	0.244%	19,000	18	0	18
Peru Government International Bond 8.750% due 11/21/2033	0.330%	12/20/2008	DUB	0.350%	13,000	12	0	12
Peru Government International Bond 8.750% due 11/21/2033	0.310%	03/20/2009	MSC	0.535%	3,500	(3)	0	(3)
Petroleos Mexicanos 9.500% due 09/15/2027	0.760%	07/20/2011	DUB	1.374%	300	(4)	0	(4)
Prudential Financial, Inc. 4.500% due 07/15/2013	2.250%	03/20/2013	GSC	4.360%	10,000	(742)	0	(742)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.750%	09/20/2010	BOA	4.939%	5,000	(10)	0	(10)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.160%	09/20/2010	CSFB	4.939%	3,000	(39)	0	(39)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	CSFB	4.939%	5,000	(63)	0	(63)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.650%	09/20/2010	CSFB	4.939%	2,000	(8)	0	(8)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	4.170%	09/20/2010	GSC	4.939%	5,000	(63)	0	(63)
Residential Capital LLC 6.500% due 04/17/2013	1.130%	06/20/2009	MLP	72.158%	25,000	(9,585)	0	(9,585)
Russia Government International Bond 7.500% due 03/31/2030	0.275%	05/20/2009	BCLY	2.330%	17,000	(202)	0	(202)
Russia Government International Bond 7.500% due 03/31/2030	0.800%	03/20/2016	JPM	2.770%	22,400	(2,566)	0	(2,566)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	09/20/2009	JPM	2.395%	50,000	(745)	0	(745)
Russia Government International Bond 7.500% due 03/31/2030	0.780%	03/20/2016	MSC	2.770%	22,400	(2,592)	0	(2,592)
Russia Government International Bond 7.500% due 03/31/2030	0.305%	12/20/2008	MSC	2.248%	43,000	(153)	0	(153)
SLM Corp. 5.125% due 08/27/2012	3.050%	03/20/2009	BCLY	19.698%	25,000	(1,788)	0	(1,788)
SLM Corp. 5.125% due 08/27/2012	4.000%	03/20/2009	BCLY	19.698%	10,000	(671)	0	(671)
SLM Corp. 5.125% due 08/27/2012	5.100%	06/20/2009	BCLY	19.714%	500	(46)	0	(46)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2010	BNP	20.077%	5,000	(884)	0	(884)
SLM Corp. 5.125% due 08/27/2012	4.500%	03/20/2009	BOA	19.698%	10,000	(648)	0	(648)
SLM Corp. 5.125% due 08/27/2012	4.450%	06/20/2009	BOA	19.714%	50,000	(4,853)	0	(4,853)
SLM Corp. 5.125% due 08/27/2012	4.350%	06/20/2010	BOA	20.197%	50,000	(10,150)	0	(10,150)
SLM Corp. 5.125% due 08/27/2012	4.600%	03/20/2009	CITI	19.698%	75,000	(4,827)	0	(4,827)
SLM Corp. 5.125% due 08/27/2012	4.530%	03/20/2010	DUB	20.077%	20,000	(3,551)	0	(3,551)
SLM Corp. 5.125% due 08/27/2012	4.910%	06/20/2009	DUB	19.714%	20,200	(1,898)	0	(1,898)
SLM Corp. 5.125% due 08/27/2012	3.350%	03/20/2009	GSC	19.698%	25,000	(1,754)	0	(1,754)
SLM Corp. 5.125% due 08/27/2012	3.800%	03/20/2009	GSC	19.698%	15,000	(1,021)	0	(1,021)
SLM Corp. 5.125% due 08/27/2012	4.660%	06/20/2010	GSC	20.197%	25,000	(4,973)	0	(4,973)
SLM Corp. 5.125% due 08/27/2012	10.500%	09/20/2009	GSC	19.723%	25,000	(1,824)	0	(1,824)
SLM Corp. 5.125% due 08/27/2012	3.700%	03/20/2009	JPM	19.698%	10,000	(685)	0	(685)
SLM Corp. 5.125% due 08/27/2012	5.000%	03/20/2009	JPM	19.698%	35,000	(2,188)	0	(2,188)
SLM Corp. 5.125% due 08/27/2012	4.550%	03/20/2009	MLP	19.698%	25,000	(1,615)	0	(1,615)
SLM Corp. 5.125% due 08/27/2012	5.250%	03/20/2009	MLP	19.698%	20,000	(1,227)	0	(1,227)
SLM Corp. 5.125% due 08/27/2012	5.600%	03/20/2009	MLP	19.698%	50,000	(2,987)	0	(2,987)
SLM Corp. 5.125% due 08/27/2012	5.000%	06/20/2009	MSC	19.714%	7,000	(654)	0	(654)
SLM Corp. 5.125% due 08/27/2012	4.100%	03/20/2011	RBS	19.651%	10,000	(2,532)	0	(2,532)
SLM Corp. 5.125% due 08/27/2012	5.050%	06/20/2009	RBS	19.714%	5,000	(465)	0	(465)
UBS Warburg LLC 4.549% due 04/18/2012	0.760%	03/20/2013	BNP	2.716%	30	(2)	0	(2)
Ukraine Government International Bond 7.650% due 06/11/2013	0.630%	03/20/2009	BCLY	5.334%	14,600	(313)	0	(313)
Ukraine Government International Bond 7.650% due 06/11/2013	0.710%	12/20/2008	BCLY	5.144%	9,000	(72)	0	(72)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	BCLY	5.144%	800	(6)	0	(6)
Ukraine Government International Bond 7.650% due 06/11/2013	1.500%	01/20/2012	DUB	6.817%	8,000	(1,155)	0	(1,155)
Ukraine Government International Bond 7.650% due 06/11/2013	0.720%	12/20/2008	DUB	5.144%	14,000	(112)	0	(112)
Ukraine Government International Bond 7.650% due 06/11/2013	0.700%	04/20/2009	HSBC	5.404%	47,600	(1,059)	0	(1,059)
Ukraine Government International Bond 7.650% due 06/11/2013	0.520%	05/20/2009	HSBC	5.454%	31,000	(888)	0	(888)
Ukraine Government International Bond 7.650% due 06/11/2013	0.610%	02/20/2009	MSC	5.288%	23,580	(409)	0	(409)
Wachovia Corp. 3.625% due 02/17/2009	1.240%	03/20/2013	DUB	3.670%	10,000	(868)	0	(868)
Wachovia Corp. 3.625% due 02/17/2009	3.000%	03/20/2013	DUB	3.670%	10,000	(232)	0	(232)
Wachovia Corp. 3.625% due 02/17/2009	1.250%	03/20/2013	MSC	3.670%	15,000	(1,296)	0	(1,296)
Wachovia Corp. 3.625% due 02/17/2009	2.500%	03/20/2013	RBS	3.670%	10,000	(413)	0	(413)
Wachovia Corp. 3.625% due 02/17/2009	3.020%	03/20/2013	RBS	3.670%	39,100	(879)	0	(879)
Wells Fargo & Co. 2.995% due 10/28/2015	0.800%	09/20/2009	UBS	1.000%	57,200	(97)	0	(97)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	BOA	1.443%	8,000	(187)	0	(187)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.920%	03/20/2013	BOA	1.443%	25,000	(514)	0	(514)

Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.850%	03/20/2013	MSC	1.443%	10,000	(234)	0	(234)
Wells Fargo & Co. 3-Month USD-LIBOR plus 0.200% due 10/28/2015	0.900%	03/20/2013	UBS	1.443%	22,000	(470)	0	(470)

						$(1,189,856)	$(38,347)	$(1,151,509)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-10 Index	(5.000)%	06/20/2013	DUB	$91,600	$8,959	$6,745	$2,214
CDX.HY-10 Index	(5.000)%	06/20/2013	JPM	244,600	23,924	17,935	5,989
CDX.HY-10 Index	(5.000)%	06/20/2013	MLP	369,100	36,102	27,159	8,943
CDX.HY-10 Index	(5.000)%	06/20/2013	MSC	208,600	20,404	15,281	5,123
CDX.HY-10 Index	(5.000)%	06/20/2013	UBS	50,000	4,890	3,781	1,109
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	GSC	177,500	9,663	6,146	3,517
CDX.IG-9 10 Year Index	(0.800)%	12/20/2017	JPM	175,000	9,527	6,060	3,467
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	BCLY	824,000	4,553	(7,805)	12,358
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	CSFB	387,700	2,142	(1,497)	3,639
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	DUB	2,327,400	12,858	(13,232)	26,090
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	GSC	538,700	2,976	(7,688)	10,664
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MLP	165,400	914	(1,910)	2,824
CDX.IG-10 5 Year Index	(1.550)%	06/20/2013	MSC	3,077,200	17,000	(32,142)	49,142
CDX.IG-10 10 Year Index	(1.500)%	06/20/2018	GSC	125,000	213	2,328	(2,115)
CMBX.NA AAA 4 Index	(0.350)%	02/17/2051	JPM	35,500	3,194	3,224	(30)

					$157,319	$24,385	$132,934

Credit Default Swaps on Credit Indices - Sell Protection(2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	0.320%	07/25/2045	DUB	$25,000	$(10,305)	$(7,375)	$(2,930)
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	CITI	24,266	(1,998)	(2,214)	216
ABX.HE AAA 06-1 Index	0.180%	07/25/2045	DUB	24,266	(1,998)	(2,184)	186
CDX.HY-8 Index 25-35%	1.846%	06/20/2012	CITI	35,500	(3,164)	0	(3,164)
CDX.HY-8 Index 25-35%	2.144%	06/20/2012	CITI	32,300	(2,554)	0	(2,554)
CDX.HY-8 Index 25-35%	2.179%	06/20/2012	CITI	22,600	(1,760)	0	(1,760)
CDX.HY-8 Index 25-35%	1.833%	06/20/2012	MLP	51,800	(4,639)	0	(4,639)
CDX.HY-8 Index 25-35%	1.847%	06/20/2012	MLP	40,400	(3,599)	0	(3,599)
CDX.HY-8 Index 25-35%	2.070%	06/20/2012	MLP	48,800	(3,980)	0	(3,980)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MLP	31,000	(2,518)	0	(2,518)
CDX.HY-8 Index 25-35%	2.127%	06/20/2012	MLP	25,200	(2,007)	0	(2,007)
CDX.HY-8 Index 25-35%	2.080%	06/20/2012	MSC	7,600	(617)	0	(617)
CDX.HY-8 Index 25-35%	2.140%	06/20/2012	MSC	65,700	(5,204)	0	(5,204)
CDX.HY-8 Index 25-35%	2.170%	06/20/2012	MSC	23,800	(1,861)	0	(1,861)
CDX.HY-8 Index 35-100%	0.360%	06/20/2012	CITI	103,340	(3,951)	0	(3,951)
CDX.HY-8 Index 35-100%	0.401%	06/20/2012	CITI	130,069	(4,807)	0	(4,807)
CDX.HY-8 Index 35-100%	0.415%	06/20/2012	CITI	99,365	(3,629)	0	(3,629)
CDX.IG-9 5 Year Index 15-30%	0.990%	12/20/2012	DUB	50,000	222	0	222
CDX.IG-9 5 Year Index 15-30%	1.160%	12/20/2012	DUB	100,000	1,112	0	1,112
CDX.IG-9 5 Year Index 15-30%	1.180%	12/20/2012	DUB	30,000	357	0	357
CDX.IG-9 5 Year Index 15-30%	0.830%	12/20/2012	GSC	30,000	(56)	0	(56)
CDX.IG-9 5 Year Index 15-30%	0.940%	12/20/2012	GSC	35,000	86	0	86
CDX.IG-9 5 Year Index 15-30%	0.975%	12/20/2012	GSC	98,800	380	0	380
CDX.IG-9 5 Year Index 15-30%	0.963%	12/20/2012	MSC	102,700	346	0	346
CDX.IG-9 5 Year Index 30-100%	0.530%	12/20/2012	DUB	219,100	983	0	983
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	DUB	100,000	1,106	0	1,106
CDX.IG-9 5 Year Index 30-100%	0.701%	12/20/2012	DUB	83,200	941	0	941
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	DUB	10,200	117	0	117

CDX.IG-9 5 Year Index 30-100%	0.708%	12/20/2012	DUB	14,400	166	0	166
CDX.IG-9 5 Year Index 30-100%	0.710%	12/20/2012	DUB	28,600	333	0	333
CDX.IG-9 5 Year Index 30-100%	0.770%	12/20/2012	DUB	170,000	2,387	0	2,387
CDX.IG-9 5 Year Index 30-100%	0.780%	12/20/2012	DUB	250,000	3,610	0	3,610
CDX.IG-9 5 Year Index 30-100%	0.695%	12/20/2012	GSC	14,600	161	0	161
CDX.IG-9 5 Year Index 30-100%	0.705%	12/20/2012	GSC	22,700	260	0	260
CDX.IG-9 5 Year Index 30-100%	0.711%	12/20/2012	MSC	400,000	4,681	0	4,681
CDX.IG-9 5 Year Index 30-100%	0.771%	12/20/2012	MSC	190,000	2,678	0	2,678
CDX.IG-9 10 Year Index 30-100%	0.508%	12/20/2017	GSC	250,000	(595)	0	(595)
CDX.IG-9 10 Year Index 30-100%	0.548%	12/20/2017	GSC	64,300	46	0	46
CDX.IG-9 10 Year Index 30-100%	0.555%	12/20/2017	GSC	113,500	147	0	147
CDX.IG-9 10 Year Index 30-100%	0.510%	12/20/2017	JPM	250,000	(547)	0	(547)
CDX.IG-9 10 Year Index 30-100%	0.553%	12/20/2017	JPM	135,800	150	0	150
CDX.IG-10 5 Year Index	1.550%	06/20/2013	GSC	40,900	(226)	(374)	148
CDX.IG-10 5 Year Index 30-100%	0.530%	06/20/2013	DUB	137,000	609	0	609
CDX.IG-10 5 Year Index 30-100%	0.463%	06/20/2013	GSC	169,600	250	0	250
CDX.IG-10 5 Year Index 30-100%	0.461%	06/20/2013	MLP	250,000	355	0	355
CMBX.NA AAA 3 Index	0.080%	12/13/2049	CSFB	15,000	(1,562)	(2,248)	686
CMBX.NA AAA 3 Index	0.080%	12/13/2049	MSC	85,800	(8,937)	(14,519)	5,582
CMBX.NA AAA 4 Index	0.350%	02/17/2051	MSC	35,500	(3,203)	(3,200)	(3)

					$(52,234)	$(32,114)	$(20,120)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. An implied credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	$(8,896)	$0	$(8,896)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(2,595)	0	(2,595)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(2,977)	0	(2,977)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	(2,164)	0	(2,164)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	(1,938)	(505)	(1,433)
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	(1,914)	(410)	(1,504)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	(1,131)	441	(1,572)
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	(12)	15	(27)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	(128)	177	(305)
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	3,183	0	3,183
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(6,843)	(2,885)	(3,958)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	44	55	(11)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	253	175	78
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	BCLY	AUD	764,000	3,122	708	2,414

Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI		1,528,000	6,243	1,556	4,687
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	DUB		764,000	3,122	900	2,222
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	2,316	(586)	2,902
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	1,565	774	791
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	8,876	(3,528)	12,404
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	13,037	(4,526)	17,563
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	317	143	174
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	489	217	272
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BCLY		155,800	1,677	1,752	(75)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,717,080	72,304	45,586	26,718
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		3,080,600	33,160	36,486	(3,326)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		1,336,600	14,387	5,919	8,468
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		4,053,330	43,631	13,103	30,528
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		2,590,500	27,885	16,430	11,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		4,200	(159)	(134)	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		638,200	(24,283)	(25,155)	872
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		69,900	(2,659)	(2,755)	96
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		111,400	(4,239)	(4,267)	28
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		4,600	(175)	(217)	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		210,000	(7,990)	(12,096)	4,106
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		800	(29)	(16)	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		560,600	(20,384)	7,691	(28,075)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		55,000	(1,999)	(3,272)	1,273
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		207,900	(7,559)	121	(7,680)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		117,900	(4,287)	(1,179)	(3,108)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		348,100	(12,656)	3,818	(16,474)
Pay	3-Month USD-LIBOR	21.000%	06/20/2037	RBS		160,000	5,904	449	5,455
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		1,210,000	(53,936)	35,228	(89,164)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		667,600	(29,759)	12,638	(42,397)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	DUB		74,000	(3,299)	582	(3,881)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		50,700	(2,260)	1,724	(3,984)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		325,100	(14,492)	9,265	(23,757)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		220,810	(9,843)	5,421	(15,264)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		738,320	(32,911)	16,277	(49,188)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	4,814	1,144	3,670
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	UBS		1,084,200	21,568	3,681	17,887
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	4,117	1,429	2,688
Receive	6-Month AUD Bank Bill	6.500%	03/20/2018	DUB		276,000	(2,026)	(1,922)	(104)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	(1,593)	(3,876)	2,283
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	752,700	(1,419)	2,420	(3,839)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		417,800	(787)	1,466	(2,253)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		2,418,300	(3,314)	16,402	(19,716)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		385,600	(529)	3,102	(3,631)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		971,000	(15,101)	(22,582)	7,481
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	(1,563)	(2,378)	815
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	(13,433)	(19,715)	6,282
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	(6,019)	(9,807)	3,788
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	(6,158)	(7,500)	1,342
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	4,508	(8,799)	13,307
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	4,519	(5,619)	10,138
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	1,133	(1,809)	2,942
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	(15,969)	(20,323)	4,354
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	3,786	3,038	748
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	(5,939)	(309)	(5,630)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	(2,827)	(130)	(2,697)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	(4,569)	(192)	(4,377)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	2,237	(1,961)	4,198
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	5,086	4,594	492
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	(25)	17	(42)

Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBC		19,200	(87)	(36)	(51)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	(318)	209	(527)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	(2,219)	1,649	(3,868)
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	1,175	(91)	1,266
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	1,473	(57)	1,530
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	1,028	0	1,028
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		92,900	2,305	418	1,887
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		54,200	1,345	124	1,221
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		258,300	38,261	37,149	1,112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		214,800	31,818	35,223	(3,405)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		359,300	53,222	52,415	807
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		166,100	(45,213)	(22,805)	(22,408)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		41,900	(11,406)	(5,407)	(5,999)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		25,000	(699)	(164)	(535)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		24,000	(3,406)	1,062	(4,468)
Receive	6-Month GBP-LIBOR	5.000%	03/20/2038	GSC		36,100	(5,394)	(2,089)	(3,305)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$302,100	7,255	20,660	(13,405)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		362,800	(8,541)	1,638	(10,179)
Pay	France CPI ex-Tobacco Index	2.090%	10/15/2010	BNP	EUR	65,400	(535)	(1)	(534)
Pay	France CPI ex-Tobacco Index	2.103%	10/15/2010	BCLY		50,700	(402)	(69)	(333)
Pay	France CPI ex-Tobacco Index	2.146%	10/15/2010	UBS		58,500	(269)	0	(269)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	BCLY		105,800	(4,170)	78	(4,248)
Pay	France CPI ex-Tobacco Index	1.948%	03/15/2012	JPM		266,400	(10,613)	46	(10,659)
Pay	France CPI ex-Tobacco Index	1.955%	03/28/2012	RBS		74,030	(3,055)	0	(3,055)
Pay	France CPI ex-Tobacco Index	1.950%	03/30/2012	RBS		75,400	(3,155)	0	(3,155)
Pay	France CPI ex-Tobacco Index	1.960%	03/30/2012	GSC		74,100	(3,175)	0	(3,175)
Pay	France CPI ex-Tobacco Index	1.960%	04/05/2012	BCLY		34,200	(1,395)	0	(1,395)
Pay	France CPI ex-Tobacco Index	1.958%	04/10/2012	JPM		21,200	(898)	9	(907)
Pay	USSP Semi 2-Year Index	0.780%	01/05/2009	MSC		$500,000	(5,997)	0	(5,997)
Pay	USSP Semi 2-Year Index	0.690%	01/08/2009	BNP		535,700	(5,901)	0	(5,901)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		432,000	(4,384)	183	(4,567)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		85,900	(870)	19	(889)
Receive	USSP Semi 10-Year Index	0.620%	01/05/2009	MSC		117,000	12	0	12

							$(33,713)	$206,654	$(240,367)

Interest Rate Cap/Floor Swaps

Pay/Receive Floating Rate	Floating Rate Index	Cap/Floor	Cap/Floor Floating Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	10/2-Year EUR ISDA rate spread	Floor	(0.750)%	12/24/2008	JPM	EUR	253,900	$(715)	$(3,698)	$2,983

(m)	Purchased options outstanding on September 30, 2008:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$8,437,400	$89,609	$67,632
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,654,700	49,803	34,361
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	26,205
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	7,373
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	46,637
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	26,508
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	13,866,000	126,082	54,725
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	02/02/2009	4,951,600	51,076	20,148
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,664,200	28,773	13,509
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	13,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	78,522
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	22,710

							$632,264	$411,984

(n)	Written options outstanding on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/21/2008	11,089	$6,195	$6,716
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/21/2008	11,089	6,267	14,265

				$12,462	$20,981

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$2,934,400	$70,906	$64,789
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	564,000	18,104	17,646
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	1,102,500	27,673	22,592
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	706,700	23,092	19,697
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,183,900	39,177	32,998
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	333,600	11,009	9,298
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,105,900	66,212	58,695
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	817,800	27,315	26,286
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,587,300	119,758	82,531
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.950%	02/02/2009	2,153,000	54,069	30,921
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	888,200	26,779	17,839
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	683,000	15,094	14,565
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,546,200	115,042	98,839
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700,800	21,457	22,526

							$635,687	$519,222

Transactions in written call and put options for the period ended September 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	131,768	$22,801,100	$575,863
Sales	132,544	10,497,400	411,456
Closing Buys	0	(10,991,200)	(103,366)
Expirations	(242,134)	0	(235,804)
Exercised	0	0	0

Balance at 09/30/2008	22,178	$22,307,300	$648,149

(o)	Restricted securities as of September 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	3.277%	05/25/2037	05/16/2007	$23,814	$21,633	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	236	214	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,669	35,349	0.03%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$54,719	$57,203	0.04%

(p)	Short sales outstanding on September 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(6)
Fannie Mae	4.500%	10/01/2023	$76,500	$75,767	$74,564
Fannie Mae	5.500%	10/01/2038	4,657,000	4,669,090	4,638,810
Freddie Mac	5.000%	10/01/2038	300	295	292
Ginnie Mae	5.500%	10/01/2038	900	906	899

U.S. Treasury Bonds	5.000%	05/15/2037	25,000	26,898	28,136
U.S. Treasury Notes	2.125%	01/31/2010	219,300	219,399	220,876
U.S. Treasury Notes	2.125%	04/30/2010	778,100	781,714	789,712
U.S. Treasury Notes	2.375%	08/31/2010	2,007,000	2,025,360	2,028,487
U.S. Treasury Notes	2.750%	02/28/2013	15,300	15,185	15,273
U.S. Treasury Notes	2.875%	01/31/2013	272,700	273,547	275,299
U.S. Treasury Notes	3.125%	11/30/2009	3,620,600	3,666,490	3,707,686
U.S. Treasury Notes	3.250%	12/31/2009	1,295,800	1,315,973	1,329,080
U.S. Treasury Notes	3.500%	12/15/2009	1,000,000	1,016,985	1,030,772
U.S. Treasury Notes	3.500%	02/15/2010	406,800	417,251	417,938
U.S. Treasury Notes	4.250%	08/15/2013	291,700	308,651	311,606
U.S. Treasury Notes	4.250%	11/15/2013	792,600	835,964	855,540

				$15,649,475	$15,724,970

(6)	Market value includes $86,948 of interest payable on short sales.

(q)	Foreign currency contracts outstanding on September 30, 2008:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(500)	$(500)
Buy		HSBC	41,238	04/2009	0	(200)	(200)
Buy		JPM	360,000	04/2009	0	(1,928)	(1,928)
Buy	AUD	MSC	29,323	10/2008	0	(1,211)	(1,211)
Sell		MSC	29,323	10/2008	0	(96)	(96)
Sell		RBS	966	10/2008	36	0	36
Buy		UBS	2,473	10/2008	0	(170)	(170)
Sell	BRL	BNP	116,609	12/2008	2,757	0	2,757
Buy		BOA	54,108	12/2008	0	(871)	(871)
Buy		CITI	13,715	12/2008	0	(46)	(46)
Sell		CITI	77,599	12/2008	2,828	0	2,828
Buy		CSFB	139,481	12/2008	0	(1,760)	(1,760)
Buy		HSBC	744,724	12/2008	0	(13,737)	(13,737)
Sell		HSBC	859,706	12/2008	50,222	0	50,222
Buy		JPM	152,185	12/2008	0	(3,700)	(3,700)
Sell		JPM	387,239	12/2008	24,590	0	24,590
Buy		MLP	90,752	12/2008	0	(697)	(697)
Buy		MSC	169,112	12/2008	0	(1,248)	(1,248)
Sell		MSC	2,910,182	12/2008	135,720	0	135,720
Buy		RBC	270,077	12/2008	0	(6,269)	(6,269)
Buy		RBS	150,000	12/2008	0	(3,769)	(3,769)
Buy		UBS	298,389	12/2008	0	(6,831)	(6,831)
Sell		UBS	1,825,050	12/2008	81,998	0	81,998
Sell		HSBC	185,450	06/2009	5,057	0	5,057
Sell		JPM	108,906	06/2009	2,985	0	2,985
Sell		RBC	270,077	06/2009	6,426	0	6,426
Sell		RBS	150,000	06/2009	3,764	0	3,764
Sell		UBS	100,000	06/2009	2,755	0	2,755
Buy		LEH	180,000	12/2010	0	(3,642)	(3,642)
Sell		LEH	180,000	12/2010	4,639	0	4,639
Buy	CAD	RBC	963	10/2008	0	(10)	(10)
Buy	CHF	CITI	18,069	10/2008	0	(1)	(1)
Sell		CITI	18,069	10/2008	0	(1)	(1)
Sell		UBS	18,069	10/2008	648	0	648
Sell		MSC	12,327	12/2008	127	0	127
Buy	CNY	BCLY	200,889	11/2008	0	(446)	(446)
Buy		BOA	146,151	11/2008	0	(335)	(335)

Buy		DUB	754,981	11/2008	0	(1,718)	(1,718)
Buy		HSBC	161,962	11/2008	0	(370)	(370)
Buy		JPM	762,134	11/2008	0	(1,671)	(1,671)
Buy		UBS	145,986	11/2008	0	(322)	(322)
Buy		BCLY	1,250,095	07/2009	0	(13,295)	(13,295)
Buy		DUB	2,359,485	07/2009	0	(23,832)	(23,832)
Buy		HSBC	1,925,083	07/2009	0	(19,111)	(19,111)
Buy		JPM	1,029,913	07/2009	0	(11,319)	(11,319)
Buy	EUR	BCLY	165,986	10/2008	0	(11,513)	(11,513)
Buy		BOA	30,528	10/2008	0	(1,991)	(1,991)
Buy		CITI	721,076	10/2008	2,840	0	2,840
Sell		CITI	721,076	10/2008	0	(2,348)	(2,348)
Buy		HSBC	45,792	10/2008	0	(2,976)	(2,976)
Buy		JPM	12,211	10/2008	0	(865)	(865)
Buy		MSC	15,264	10/2008	0	(1,057)	(1,057)
Sell		UBS	1,096,719	10/2008	61,154	0	61,154
Buy	GBP	BCLY	20,000	10/2008	0	(1,438)	(1,438)
Buy		BOA	15,075	10/2008	0	(1,055)	(1,055)
Buy		RBS	25,000	10/2008	0	(1,906)	(1,906)
Buy		UBS	188,017	10/2008	0	(14,246)	(14,246)
Sell		UBS	1,714,829	11/2008	59,128	0	59,128
Buy	IDR	DUB	309,000,000	10/2008	193	0	193
Buy		HSBC	392,000,000	10/2008	201	0	201
Buy	INR	BCLY	3,336,112	11/2008	0	(6,953)	(6,953)
Buy		DUB	1,356,749	11/2008	0	(4,531)	(4,531)
Buy		HSBC	3,438,437	11/2008	0	(11,586)	(11,586)
Buy		JPM	6,423,039	11/2008	0	(19,150)	(19,150)
Sell		JPM	2,561,653	11/2008	1,361	0	1,361
Sell	JPY	DUB	7,666,621	10/2008	0	(1,367)	(1,367)
Sell		JPM	3,961,104	10/2008	0	(648)	(648)
Buy	KWD	BCLY	4,708	04/2009	0	(533)	(533)
Buy		HSBC	6,214	04/2009	0	(722)	(722)
Buy	MXN	BCLY	31	11/2008	0	0	0
Sell		BCLY	10,076	11/2008	64	0	64
Buy		HSBC	31	11/2008	0	0	0
Buy		JPM	10,014	11/2008	0	(72)	(72)
Buy	MYR	BCLY	546,745	11/2008	0	(10,626)	(10,626)
Buy		BOA	105,123	11/2008	0	(1,898)	(1,898)
Buy		DUB	104,977	11/2008	0	(1,939)	(1,939)
Buy		HSBC	105,267	11/2008	0	(1,843)	(1,843)
Buy		JPM	93,682	11/2008	0	(1,636)	(1,636)
Buy		JPM	543,048	02/2009	0	(10,697)	(10,697)
Sell	NZD	BCLY	106,557	10/2008	3,305	0	3,305
Buy	PHP	HSBC	3,201,000	11/2008	0	(4,431)	(4,431)
Buy		JPM	3,006,800	11/2008	0	(3,642)	(3,642)
Buy		BCLY	697,950	02/2009	0	(723)	(723)
Buy		DUB	338,500	02/2009	0	(455)	(455)
Buy		HSBC	837,410	02/2009	0	(910)	(910)
Buy		JPM	1,179,290	02/2009	0	(938)	(938)
Buy		MLP	264,900	02/2009	0	(350)	(350)
Buy		MSC	934,000	02/2009	0	(1,058)	(1,058)
Buy		RBS	258,700	02/2009	0	(345)	(345)
Buy		LEH	176,400	12/2010	0	(192)	(192)
Sell		LEH	176,400	12/2010	0	(99)	(99)
Buy	PLN	BCLY	132	11/2008	0	(6)	(6)
Buy		DUB	98	11/2008	0	(6)	(6)
Sell		DUB	1,424	11/2008	58	0	58
Buy		JPM	120	11/2008	0	(6)	(6)
Buy		UBS	1,086	11/2008	0	(42)	(42)

Sell		DUB	1,704	05/2009	66	0	66
Buy		HSBC	1,704	05/2009	0	(55)	(55)
Sell	RUB	BCLY	22,136	11/2008	21	0	21
Buy		DUB	112,495	11/2008	0	(180)	(180)
Sell		HSBC	90,360	11/2008	324	0	324
Buy		DUB	2,416,000	05/2009	0	(8,145)	(8,145)
Sell		DUB	864,570	05/2009	3,281	0	3,281
Buy		JPM	1,687,591	05/2009	0	(5,709)	(5,709)
Sell		JPM	1,354,849	05/2009	5,130	0	5,130
Sell		MLP	1,195,875	05/2009	4,533	0	4,533
Sell		UBS	688,297	05/2009	2,552	0	2,552
Buy	SAR	BCLY	61,710	04/2009	0	(250)	(250)
Buy		HSBC	411,542	04/2009	0	(1,659)	(1,659)
Buy		JPM	411,310	04/2009	0	(1,684)	(1,684)
Buy	SGD	BCLY	114,660	11/2008	0	(3,770)	(3,770)
Sell		BCLY	44,991	11/2008	67	0	67
Buy		BOA	114,000	11/2008	0	(4,426)	(4,426)
Buy		CITI	208,722	11/2008	0	(3,061)	(3,061)
Buy		DUB	120,503	11/2008	0	(4,082)	(4,082)
Buy		HSBC	131,667	11/2008	0	(5,198)	(5,198)
Buy		JPM	251,596	11/2008	0	(4,559)	(4,559)
Sell		JPM	45,000	11/2008	57	0	57
Sell		MSC	45,000	11/2008	57	0	57
Buy		UBS	181,240	11/2008	0	(7,004)	(7,004)
Sell		UBS	45,011	11/2008	53	0	53
Buy	ZAR	HSBC	179,933	12/2008	44	0	44
Sell		HSBC	179,933	12/2008	1,178	0	1,178

					$470,219	$(295,687)	$174,532

(r)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2008 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2008
Investments, at value	$0	$163,943,000	$697,243	$164,640,243
Short Sales, at value	0	(15,653,416)	0	(15,653,416)
Other Financial Instruments++	909,248	(1,443,204)	(34,851)	(568,807)

Total	$909,248	$146,846,380	$662,392	$148,418,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2008:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2008
Investments, at value	$506,523	$602,063	$1,644	$(130)	$(62,585)	$(350,272)	$697,243
Other Financial Instruments++	(21,462)	0	0	0	(10,176)	(3,213)	(34,851)

Total	$485,061	$602,063	$1,644	$(130)	$(72,761)	$(353,485)	$662,392

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer of PIMCO Funds (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable for Semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 9, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 9, 2008